UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2010

Item 1. Reports to Stockholders.

2010 ANNUAL REPORT

TIAA-CREF FUNDS

SEPTEMBER 30, 2010

Audited financial statements

SOME TIAA-CREF FUNDS CHANGING THEIR REPORTING CYCLE

The TIAA-CREF Funds Board of Trustees has approved a change to the fiscal year-ends of the funds included in this annual report. As a result, shareholders will be provided with future annual and semiannual reports on a new schedule, depending on the fund, as outlined below.

The following equity funds will issue annual reports dated October 31 and semiannual reports dated April 30:

•	Growth & Income

•	International Equity

•	Emerging Markets Equity

•	Large-Cap Growth

•	Large-Cap Value

•	Mid-Cap Growth

•	Mid-Cap Value

•	Small-Cap Equity

•	Large-Cap Growth Index

•	Large-Cap Value Index

•	Equity Index

•	S&P 500 Index

•	Small-Cap Blend Index

•	International Equity Index

•	Emerging Markets Equity Index

•	Enhanced International Equity Index

•	Enhanced Large-Cap Growth Index

•	Enhanced Large-Cap Value Index

•	Social Choice Equity

The following fixed-income and real estate funds will issue annual reports dated March 31 and semiannual reports dated September 30:

•	Bond

•	Bond Plus

•	Short-Term Bond

•	High-Yield

•	Tax-Exempt Bond

•	Inflation-Linked Bond

•	Bond Index

•	Money Market

•	Real Estate Securities

Beginning May 31, 2011, the Managed Allocation Fund will issue its annual report on May 31 and its semiannual report on November 30.

UNDERSTANDING YOUR REPORT FROM TIAA-CREF FUNDS

This report contains information about the holdings and investment performance of the TIAA-CREF Funds as of September 30, 2010. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its benchmark index.

•

The summary portfolios of investments list the industries and types of securities in which each fund had investments as of September 30, 2010. They also list the fund’s largest individual holdings and any holding that made up more than one percent of the fund’s net assets on that date.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2010 Annual Report ▪ TIAA-CREF Funds

INFORMATION ON THE TIAA-CREF FUNDS

PORTFOLIO HOLDINGS

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about fund performance allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

          You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (called “TIAA-CREF Funds Schedules of Investments”) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

FUND MANAGEMENT

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds ▪ 2010 Annual Report	3

ABOUT THE FUNDS’ BENCHMARKS

EQUITY INDEXES

BROAD-MARKET INDEX

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

LARGE-CAP INDEXES

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 22 developed countries outside North America.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

MID-CAP INDEXES

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

SMALL-CAP INDEX

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

SPECIALTY EQUITY INDEX

The FTSE NAREIT Equity REITs Index measures the performance of publicly traded real estate investment trusts in the United States that own, manage and lease investment-grade commercial real estate.

FIXED-INCOME INDEXES

The Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Barclays Capital U.S. 1–5 Year Government/Credit Bond Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–5 year maturities.

The BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. BofA Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Barclays Capital 10-Year Municipal Bond Index measures the performance of long-term, tax-exempt bonds. Bonds in the index must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following rating agencies: Moody’s, Standard & Poor’s and Fitch, and must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2010 Annual Report ▪ TIAA-CREF Funds

IMPORTANT INFORMATION ABOUT EXPENSES

The expenses paid by shareholders of a mutual fund fall into two categories. For the TIAA-CREF Funds, these expenses are as follows:

•

Transaction costs: Although shareholders do not incur sales charges (loads) on purchases, on reinvested dividends or on other distributions, they may incur redemption fees on certain transactions in some funds. Please see the prospectus for details.

•	Ongoing costs: All shareholders incur these costs, which include management fees and other fund expenses.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples assume $1,000 was invested on April 1, 2010, and held for six months until September 30, 2010.

ACTUAL EXPENSES

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shows hypothetical fund values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

TIAA-CREF Funds ▪ 2010 Annual Report	5

GROWTH & INCOME FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 9/30/2010

Information technology	20.9
Industrials	13.3
Financials	12.8
Health care	12.4
Consumer discretionary	11.1
Consumer staples	10.2
Energy	9.1
Telecommunication services	3.8
Materials	3.2
Utilities	2.7
Short-term investments	0.4
Other assets & liabilities, net	0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 9/30/2010

Over $15 billion	70.8
$4 billion–$15 billion	20.5
Under $4 billion	8.7

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Growth & Income Fund returned 6.27% for the Institutional Class, compared with the 10.16% return of its benchmark, the S&P 500® Index. The table below shows returns for all share classes of the fund.

Large-cap stocks lag the broad market

For the period, the large-cap stocks that make up the S&P 500 Index trailed the 10.96% return of the broad U.S. stock market, as measured by the Russell 3000® Index. The better performance of the broad market reflected the fact that almost one-quarter of the Russell 3000 is made up of small- and mid-cap stocks. Both categories performed better than large-cap issues during the period. The mid-cap stocks of the Russell 3000 advanced 17.54%, while small-cap issues gained 13.35%.

          For the ten years ended September 30, 2010, the S&P 500 Index posted an average annual return of –0.43%, versus the 0.09% return of the Russell 3000 Index. The volatility of the S&P 500 did not vary significantly from that of the broad market during that time. The standard deviation of the S&P 500 Index over the ten-year period was 16.41, compared with 16.91 for the Russell 3000 Index. (Standard deviation is a widely used measure of how much the returns of a stock or group of stocks vary from their mean return, over a given period of time.)

Seven of the ten sectors post double-digit gains

During the twelve months, seven of the benchmark’s ten industry sectors produced double-digit gains. Those sectors with greater sensitivity to broad economic trends took the lead. For example, consumer discretionary stocks and

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Growth & Income Fund	1 year	5 years		10 years

Institutional Class (inception: 7/1/1999)	6.27%	3.75%		0.55%
Retirement Class (inception: 10/1/2002)	6.07	3.49		0.31	*
Retail Class (inception: 3/31/2006)	6.17	3.68	*	0.51	*
Premier Class (inception: 9/30/2009)	6.25	3.74	*	0.54	*

S&P 500 Index	10.16	0.64		–0.43

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

6	2010 Annual Report ▪ TIAA-CREF Funds

industrials tend to perform best when economic growth or prospects for it are strong. They were the top two performing sectors during the period, returning 23.6% and 19.4%, respectively. Information technology, another cyclical sector and the benchmark’s largest, gained 10.7%. Together, these three sectors made up about two-fifths of the index on September 30, 2010, based on market capitalization.

          Financials, the benchmark’s second-largest sector, had the lowest return for the period. This sector, which made up about 15% of the index in terms of market capitalization, lost 2.8%.

Stock selections lead to underperformance versus the benchmark

For the period, the fund lagged the S&P 500 Index because of a number of stock selections that did not have the intended results. The most significant detractor from relative performance was an out-of-benchmark position in Palm, a technology firm competing in the handset market. Overweight holdings in Anadarko Petroleum and medical device maker Boston Scientific also trimmed returns.

          Successful stock selections that partly offset these detractors included out-of-benchmark holdings in automotive industry supplier Autoliv and Ferro, a maker of specialty materials and chemicals. Overweight positions in data storage provider SanDisk and educational media distributor Discovery Communications also boosted relative performance.

$10,000 OVER 10 YEARS

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Growth & Income Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$973.37	$2.37
Retirement Class	1,000.00	972.38	3.61
Retail Class	1,000.00	972.75	3.71
Premier Class	1,000.00	973.88	3.12

5% annual hypothetical return
Institutional Class	1,000.00	1,022.66	2.43
Retirement Class	1,000.00	1,021.41	3.70
Retail Class	1,000.00	1,021.31	3.80
Premier Class	1,000.00	1,021.91	3.19

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.48% for the Institutional Class, 0.73% for the Retirement Class, 0.75% for the Retail Class and 0.63% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	7

INTERNATIONAL EQUITY FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 9/30/2010

Industrials	26.2
Materials	16.6
Financials	14.6
Consumer staples	14.4
Consumer discretionary	12.6
Health care	9.5
Energy	3.3
Utilities	2.2
Information technology	0.2
Other assets & liabilities, net	0.4

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments as of 9/30/2010

Germany	21.4
United Kingdom	18.6
Switzerland	16.9
Japan	7.5
Hong Kong	7.4
Sweden	7.3
China	4.9
Macau	4.5
India	3.2
Finland	2.3
8 other nations	6.0

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 9/30/2010

Over $15 billion	36.7
$4 billion–$15 billion	52.6
Under $4 billion	10.7

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The International Equity Fund returned 12.62% for the Institutional Class, compared with the 3.27% return of its benchmark, the MSCI EAFE Index. The table below shows returns for all share classes of the fund.

Foreign stocks post a positive return but lag U.S. shares

During the twelve-month period, the EAFE index, which measures stock performance in 22 developed nations outside North America, trailed the 10.96% gain of the broad U.S. stock market, as measured by the Russell 3000® Index, by more than seven percentage points.

          After advancing 2.18% during the fourth quarter of 2009, foreign issues posted a 13.23% loss during the first half of 2010, due to concerns about the European sovereign debt crisis and slower growth in much of the developed world. The MSCI index climbed 16.48% during the third quarter, as investor fears abated somewhat and global markets rallied. In terms of local currencies, the EAFE index returned 2.55% for the period. This gain was boosted to 3.27% for U.S. investors by a stronger yen.

          European stocks, which made up nearly two-thirds of the EAFE’s total market capitalization on September 30, 2010, returned 2.6% in dollar terms for the twelve-month period. The largest component of this segment, the United Kingdom, gained 9.7%.

          Japanese stocks, the second-largest component of the EAFE index, were essentially flat, up 0.1% in dollar terms. Other Pacific stocks, however, advanced 13.5% in dollars, led by the 25.6% return of Singapore stocks.

          For the ten years ended September 30, 2010, the average annual gain of the EAFE index was 2.58%, versus 0.09% for the Russell 3000.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

International Equity Fund*	1 year	5 years		10 years

Institutional Class (inception: 7/1/1999)	12.62%	2.67%		2.59%
Retirement Class (inception: 10/1/2002)	12.28	2.31		2.20	†
Retail Class (inception: 3/31/2006)	12.28	2.96	†	2.73	†
Premier Class (inception: 9/30/2009)	12.32	2.62	†	2.56	†

MSCI EAFE Index	3.27	1.97		2.58

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.
†

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

8	2010 Annual Report ▪ TIAA-CREF Funds

Stock choices produce strong outperformance

The fund outperformed its benchmark by more than nine percentage points on the strength of numerous successful stock selections. Among the major positive contributors were three out-of-benchmark stocks: German chemicals producer Lanxess (up 61.8%), British health care products manufacturer SSL International (up 80.2%) and India’s HDFC Bank (up 62.7%). Overweight holdings in Li & Fung, a Hong Kong–based multinational export group, and two British companies—ICAP, a broker for banks and other securities traders, and Smiths Group, a technology firm—also helped drive relative results.

          These positive results more than offset less favorable performance from several overweight positions, including Swiss financial services provider UBS and two German issues: ThyssenKrupp, an industrial conglomerate, and Deutsche Böerse, that nation’s leading stock exchange. An underweight in Dutch financial giant ING also reduced relative returns slightly.

          A fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign stock exchanges close several hours before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change. Such changes are not reflected immediately in the fund’s benchmark index, but they may be taken into account in that day’s NAV in order to reflect the value of the fund’s holdings at the time the NAV is calculated.

$10,000 OVER 10 YEARS

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

International Equity Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$1,048.01	$2.72
Retirement Class	1,000.00	1,046.64	4.00
Retail Class	1,000.00	1,046.74	4.16
Premier Class	1,000.00	1,046.89	3.49

5% annual hypothetical return
Institutional Class	1,000.00	1,022.41	2.69
Retirement Class	1,000.00	1,021.16	3.95
Retail Class	1,000.00	1,021.01	4.10
Premier Class	1,000.00	1,021.66	3.45

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.53% for the Institutional Class, 0.78% for the Retirement Class, 0.81% for the Retail Class and 0.68% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	9

LARGE-CAP GROWTH FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 9/30/2010

Information technology	35.1
Consumer discretionary	20.7
Health care	13.3
Industrials	13.1
Energy	6.4
Consumer staples	4.7
Financials	4.4
Materials	0.8
Short-term investments	1.1
Other assets & liabilities, net	0.4

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 9/30/2010

Over $15 billion	71.2
$4 billion–$15 billion	27.2
Under $4 billion	1.6

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Large-Cap Growth Fund returned 10.82% for the Institutional Class, compared with the 12.65% return of its benchmark, the Russell 1000® Growth Index. The table below shows returns for all share classes of the fund.

Large-cap growth stocks top their value counterparts

For the twelve-month period, large-cap growth issues gained 12.65%, outperforming the 10.96% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Large-cap growth stocks also outpaced large-cap value shares, which were up 8.90%.

          Within the growth category, however, large caps trailed mid-cap and small-cap stocks, which returned 18.27% and 14.79%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes.)

All but one sector post gains

For the period, eight of the nine industry sectors of the Russell 1000 Growth Index turned in positive results, with five posting double-digit gains. The benchmark’s return was driven mainly by the 12.8% return of the technology sector. The benchmark’s largest sector, technology made up nearly 30% of the index’s market capitalization on September 30, 2010.

          Producer durables (up 21.6%) and consumer discretionary (up 21.5%) also made significant positive contributions, as anticipation of a recovery in consumer and business spending drove those sectors higher. In addition, consumer staples rose 14.6%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Large-Cap Growth Fund	1 year	since fund inception

Institutional Class (inception: 3/31/2006)	10.82%	0.34%
Retirement Class (inception: 3/31/2006)	10.65	0.09
Retail Class (inception: 3/31/2006)	10.78	0.16
Premier Class (inception: 9/30/2009)	10.78	0.33	*

Russell 1000 Growth Index	12.65	0.94

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

10	2010 Annual Report ▪ TIAA-CREF Funds

          The only sector to record a loss was energy. It fell 2.7%, as the oil spill in the Gulf of Mexico raised concerns about the future of deepwater drilling. The financial services sector returned 5.4%, trailing the index by more than seven percentage points.

          Two of the five largest stocks in the Russell 1000 Growth Index posted losses during the twelve-month period, while the other three scored gains that varied widely. Exxon Mobil, the largest stock in the index in terms of market capitalization at period-end, fell 7.5%, while Microsoft, the fifth-largest stock, lost 3.0%. Apple climbed 53.1% on continued investor enthusiasm for the company’s portfolio of products and on better-than-expected earnings. IBM and Google rounded out the top five, returning 14.3% and 6.0%, respectively.

Stock selections lead to underperformance

For the period, the fund’s return lagged that of its benchmark primarily because of several overweight positions that did not perform as expected. Chief among these were Goldman Sachs (down 20.8%), Monsanto (down 37.1%) and software company Adobe Systems (down 20.9%). Overweights in educational company Apollo Group, Cisco Systems and Western Union also hurt relative performance.

          These negative effects were partly offset by successful stock choices. These included overweight positions in Apple, Boeing, Starwood Hotels, software provider Intuit and data management company NetApp. Underweights in Hewlett-Packard and Exxon Mobil were also beneficial.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Large-Cap Growth Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$ 987.37	$2.44
Retirement Class	1,000.00	986.29	3.68
Retail Class	1,000.00	986.32	3.68
Premier Class	1,000.00	987.37	3.29

5% annual hypothetical return
Institutional Class	1,000.00	1,022.61	2.48
Retirement Class	1,000.00	1,021.36	3.75
Retail Class	1,000.00	1,021.36	3.75
Premier Class	1,000.00	1,021.76	3.35

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.49% for the Institutional Class, 0.74% for the Retirement Class, 0.74% for the Retail Class and 0.66% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	11

LARGE-CAP VALUE FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 9/30/2010

Financials	24.0
Health care	15.1
Energy	10.3
Industrials	9.9
Consumer staples	9.2
Information technology	8.3
Consumer discretionary	8.2
Telecommunication services	6.4
Utilities	5.0
Materials	3.7
Short-term investments	0.1
Other assets & liabilities, net	–0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 9/30/2010

Over $15 billion	60.4
$4 billion–$15 billion	20.4
Under $4 billion	19.2

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Large-Cap Value Fund returned 7.59% for the Institutional Class, compared with the 8.90% return of its benchmark, the Russell 1000® Value Index. The table below shows returns for all share classes of the fund.

Large-cap value stocks lag the broad market

For the twelve-month period, large-cap value issues underperformed the 10.96% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Large-cap value stocks also lagged large-cap growth issues, which gained 12.65%. In the value category, large caps trailed their mid- and small-cap counterparts, which returned 16.93% and 11.84%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Large-cap value stocks have now lagged both large-cap growth issues and the broad market over an extended period. For the five years ended September 30, 2010, the average annual return of the Russell 1000 Value Index was –0.48%, versus 2.06% for the Russell 1000 Growth Index and 0.92% for the Russell 3000.

Financial sector limits the benchmark’s gain

For the period, eight of the nine industry sectors of the Russell 1000 Value Index turned in positive returns, with six providing double-digit gains. The consumer discretionary sector (up 21.6%) led the way, as optimism about an economic recovery drove shares higher. Sectors tied to a rebound in corporate investment, such as producer durables (up 15.9%) and materials and processing (up 15.3%), also gained significantly. Even the utilities sector, generally seen as a primarily defensive investment because it holds up better in a down market, was a strong performer (up 15.2%).

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Large-Cap Value Fund	1 year	5 years		since fund inception

Institutional Class (inception: 10/1/2002)	7.59%	0.72%		7.69%
Retirement Class (inception: 10/1/2002)	7.33	0.49		7.45
Retail Class (inception: 10/1/2002)	7.28	0.58		7.48
Premier Class (inception: 9/30/2009)	7.46	0.70	*	7.68	*

Russell 1000 Value Index	8.90	–0.48		6.43

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

12	2010 Annual Report ▪ TIAA-CREF Funds

          The solid returns of the benchmark’s other sectors were limited by the 1.6% loss in the financial services sector. The benchmark’s largest sector, financials made up more than one-quarter of the index’s market capitalization on September 30, 2010. The sector’s performance was constrained by investor concerns over regulatory reform and the lingering effects of the housing downturn.

          AT&T, the largest stock in the Russell 1000 Value Index, based on market capitalization at period-end, recorded a gain of 12.9% for the period. The second-largest issue, Procter & Gamble, returned 6.7%. Rounding out the index’s five largest stocks, Chevron climbed 19.4%; JPMorgan Chase lost 12.7%, as problems persisted in the troubled financial services sector; and Johnson & Johnson returned 5.3%.

Stock selections result in underperformance

The fund lagged its benchmark because of unfavorable stock selections, including overweight positions in medical device maker Boston Scientific, financial services provider State Street and Cobalt International Energy. Nonbenchmark holdings in technology company Palm and British banking giant Barclays also trimmed relative returns, as did an underweight position in energy company ConocoPhillips.

          Positive results from other holdings partly offset these negative effects. Among these were three nonbenchmark stocks: automotive supplier Magna International, British mining company Anglo American and Ferro, a maker of specialty materials and chemicals. Another positive contribution came from an overweight in Smith International, an equipment provider for oil and gas production, whose stock benefited from an acquisition by Schlumberger. Underweights in Exxon Mobil and JPMorgan Chase also helped lift the fund’s return.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Large-Cap Value Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$ 978.49	$2.38
Retirement Class	1,000.00	977.59	3.62
Retail Class	1,000.00	977.04	3.77
Premier Class	1,000.00	978.48	3.17

5% annual hypothetical return
Institutional Class	1,000.00	1,022.66	2.43
Retirement Class	1,000.00	1,021.41	3.70
Retail Class	1,000.00	1,021.26	3.85
Premier Class	1,000.00	1,021.86	3.24

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.48% for the Institutional Class, 0.73% for the Retirement Class, 0.76% for the Retail Class and 0.64% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is expected to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	13

MID-CAP GROWTH FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 9/30/2010

Information technology	25.9
Consumer discretionary	19.6
Industrials	14.1
Health care	13.6
Financials	8.9
Materials	6.9
Energy	5.5
Consumer staples	3.9
Telecommunication services	1.0
Short-term investments	0.8
Other assets & liabilities, net	–0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 9/30/2010

Over $15 billion	7.2
$4 billion–$15 billion	48.3
Under $4 billion	44.5

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Mid-Cap Growth Fund returned 21.48% for the Institutional Class, compared with the 18.27% return of its benchmark, the Russell Midcap® Growth Index. The table below shows returns for all share classes of the fund.

Mid-cap growth stocks lead the broad market

For the twelve months, the mid-cap growth category easily outpaced the 10.96% return of the overall U.S. stock market, as measured by the Russell 3000® Index. The category beat the broad market in all four quarters of the period.

          Stocks posted broad-based gains during the first half of the reporting period on upbeat economic news. They declined in the second quarter of 2010, as concerns mounted about the pace of economic recovery in the United States. As investor fears subsided in the third quarter, stocks rallied, led by mid-cap growth issues, which gained 14.65%—well ahead of the broad market’s 11.53% advance.

          Within the growth category, mid-cap stocks returned 18.27%, outperforming the 12.65% return of large-cap issues and the 14.79% return of small-cap stocks over the twelve-month period. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the five years ended September 30, 2010, the Russell Midcap Growth Index generated an average annual return of 2.86%—nearly two percentage points higher than the 0.92% average return of the Russell 3000 Index.

Consumer discretionary and technology drive the benchmark’s gain

During the twelve-month period, eight of the Russell Midcap Growth Index’s nine sectors advanced, and seven posted double-digit gains. The benchmark’s rise was fueled by outsized gains from its two largest sectors—technology (up 26.1%)

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Mid-Cap Growth Fund	1 year	5 years		since fund inception

Institutional Class (inception: 10/1/2002)	21.48%	2.98%		10.76%
Retirement Class (inception: 10/1/2002)	21.16	2.72		10.45
Retail Class (inception: 10/1/2002)	21.15	2.75		10.49
Premier Class (inception: 9/30/2009)	21.29	2.94	*	10.74	*

Russell Midcap Growth Index	18.27	2.86		10.33

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

14	2010 Annual Report ▪ TIAA-CREF Funds

and consumer discretionary (up 24.3%). Together, these sectors made up nearly 40% of the benchmark’s market capitalization on September 30, 2010. Strong returns were also recorded by the producer durables (up 19.5%) and health care (up 18.1%) sectors.

          Only the benchmark’s energy sector failed to post a gain. It fell 1.6% for the period.

          With the exception of consumer staples company Avon (down 2.7%), the five largest holdings in the benchmark turned in strong results. Power generation equipment manufacturer Cummins soared 104.7%; storage and data management company NetApp rose 86.6%; online travel service provider Priceline.com surged 110.1%; and fashion accessories maker Coach returned 32.1%.

Stock choices boost the fund’s relative return

For the period, the fund outperformed its benchmark by more than three percentage points, partly on the strength of its positions in a number of well-performing technology companies. These included out-of-benchmark positions in data company Netezza, security management firm ArcSight and wireless network provider Aruba Networks. Overweight holdings in software provider Sybase and oil and gas exploration company Concho Resources also boosted the fund’s relative returns.

          The positive effects of these holdings were partly offset by less favorable results from several nonbenchmark stocks, including home health care provider Amedisys, wireless service firm Neutral Tandem, software developer SolarWinds and telecommunications and cable service company Quanta Services. Avoiding Internet service provider Akamai Technologies also lowered relative results.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Mid-Cap Growth Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$1,047.89	$2.67
Retirement Class	1,000.00	1,046.54	3.95
Retail Class	1,000.00	1,046.48	4.10
Premier Class	1,000.00	1,047.95	3.44

5% annual hypothetical return
Institutional Class	1,000.00	1,022.46	2.64
Retirement Class	1,000.00	1,021.21	3.90
Retail Class	1,000.00	1,021.06	4.05
Premier Class	1,000.00	1,021.71	3.40

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.52% for the Institutional Class, 0.77% for the Retirement Class, 0.80% for the Retail Class and 0.67% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	15

MID-CAP VALUE FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 9/30/2010

Financials	25.4
Consumer discretionary	11.8
Energy	10.3
Utilities	9.9
Industrials	9.4
Health care	7.8
Materials	7.7
Consumer staples	7.5
Information technology	5.3
Telecommunication services	3.1
Short-term investments	1.8

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 9/30/2010

Over $15 billion	9.7
$4 billion–$15 billion	57.8
Under $4 billion	32.5

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Mid-Cap Value Fund returned 12.58% for the Institutional Class, compared with the 16.93% return of its benchmark, the Russell Midcap® Value Index. The table below shows returns for all share classes of the fund.

Mid-cap value stocks outpace the broad market

For the twelve months, the mid-cap value category easily outpaced the 10.96% return of the broad U.S. stock market, as measured by the Russell 3000® Index.

          Stocks posted broad-based gains during the first half of the reporting period on upbeat economic news. They declined in the second quarter of 2010, as concerns mounted about the pace of economic recovery in the United States. As investor fears subsided in the third quarter, stocks rallied. Mid-cap value issues gained 12.13%—ahead of the broad market’s 11.53% advance.

          Within the value category, mid-cap stocks also topped their small-cap and large-cap counterparts, which posted gains of 11.84% and 8.90%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the five years ended September 30, 2010, the Russell Midcap Value Index produced an average annual return of 1.97%, compared with the 0.92% average return of the Russell 3000.

The financial sector fuels the benchmark’s gain

During the period, all nine of the Russell Midcap Value Index’s industry sectors advanced, and all but one posted double-digit gains. The financial services sector drove the benchmark’s return; financials gained 15.4% and made up almost 30% of the index’s total market capitalization on September 30, 2010. Strong positive contributions also came from the utilities, consumer discretionary and producer durables sectors, which rose 18.9%, 22.9% and 17.5% respectively.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Mid-Cap Value Fund	1 year	5 years		since fund inception

Institutional Class (inception: 10/1/2002)	12.58%	2.87%		11.57%
Retirement Class (inception: 10/1/2002)	12.38	2.63		11.25
Retail Class (inception: 10/1/2002)	12.35	2.72		11.33
Premier Class (inception: 9/30/2009)	12.39	2.84	*	11.54	*

Russell Midcap Value Index	16.93	1.97		10.26

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

16	2010 Annual Report ▪ TIAA-CREF Funds

          The weakest performance came from the small technology sector, which returned 4.5% for the period.

          The five largest stocks in the benchmark delivered double-digit gains. In descending order, according to their market capitalization at period-end, they performed as follows: oil and natural gas producer Spectra Energy, 24.9%; Xerox, 36.2%; insurer Progressive, 27.1%; utility Consolidated Edison, 24.3%; and Sempra Energy, 11.3%.

Stock choices trim the fund’s relative return

The fund lagged its benchmark for the period because of several unsuccessful stock selections. Among the major detractors were an overweight position in medical device maker Boston Scientific and positions in two out-of-benchmark stocks: Porsche and aviation industry supplier DynCorp. An underweight holding in international mining company Cliffs Natural Resources also hampered the fund’s relative results.

          However, other holdings partly offset these negative effects, which helped the fund’s relative performance. These included out-of-benchmark investments in SSL International, a manufacturer and distributor of health care products, and Ferro, a maker of industrial coatings. Overweight positions in oil and gas exploration firm Concho Resources, Limited Brands, the parent company of Victoria’s Secret, and Wabco, a truck parts supplier, also aided relative returns.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Mid-Cap Value Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$1,007.18	$2.42
Retirement Class	1,000.00	1,005.91	3.67
Retail Class	1,000.00	1,005.98	3.67
Premier Class	1,000.00	1,005.88	3.17

5% annual hypothetical return
Institutional Class	1,000.00	1,022.66	2.43
Retirement Class	1,000.00	1,021.41	3.70
Retail Class	1,000.00	1,021.41	3.70
Premier Class	1,000.00	1,021.91	3.19

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.48% for the Institutional Class, 0.73% for the Retirement Class, 0.73% for the Retail Class and 0.63% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is expected to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	17

SMALL-CAP EQUITY FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 9/30/2010

Financials	20.3
Information technology	19.8
Consumer discretionary	13.8
Industrials	13.7
Health care	13.4
Materials	5.4
Energy	5.2
Utilities	4.1
Consumer staples	3.1
Telecommunication services	1.0
Short-term investments	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 9/30/2010

Under $4 billion	100.0

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Small-Cap Equity Fund returned 14.94% for the Institutional Class, compared with the 13.35% return of its benchmark, the Russell 2000® Index. The table below shows returns for all share classes of the fund.

Small-cap stocks outperform the broad U.S. market

During the twelve-month period, small-cap stocks outpaced the 10.96% return of the broad U.S. stock market, as measured by the Russell 3000® Index. After trailing the broad market during the fourth quarter of 2009, small caps topped the market over the subsequent three quarters. During the first nine months of 2010, small caps advanced 9.12%, topping the 4.78% return of the Russell 3000.

          Within the small-cap category, both value and growth issues delivered double-digit returns for the twelve months. Small-cap value stocks rose 11.84%, while their growth counterparts climbed 14.79%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the five years ended September 30, 2010, the Russell 2000 Index posted an average annual gain of 1.60%, versus 0.92% for the Russell 3000 Index.

Technology, consumer discretionary and financials drive the benchmark higher

During the period, all nine of the Russell 2000’s industry sectors posted positive results, with six generating double-digit gains. The largest contributions came from the technology, consumer discretionary and financial services sectors, which rose 20.4%, 18.3% and 8.6%, respectively. Together, these three sectors made up more than half of the total market capitalization of the index on September 30, 2010. Strong gains from the producer durables (up 13.4%) and materials and processing (up 17.4%) sectors also helped lift the benchmark.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Small-Cap Equity Fund*	1 year	5 years		since fund inception

Institutional Class (inception: 10/1/2002)	14.94%	1.11%		9.14%
Retirement Class (inception: 10/1/2002)	14.64	0.87		8.84
Retail Class (inception: 10/1/2002)	14.66	0.93		8.95
Premier Class (inception: 9/30/2009)	14.81	1.09	†	9.13	†

Russell 2000 Index	13.35	1.60		9.31

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

18	2010 Annual Report ▪ TIAA-CREF Funds

          Four of the five largest stocks in the Russell 2000 Index recorded double-digit gains, and one posted a triple-digit advance. In descending order of market capitalization at period-end, the benchmark’s five largest stocks and their returns were as follows: Tibco Software (up 86.9%), Riverbed Technology (up 107.6%), electronic payment technology provider VeriFone Systems (up 95.5%), information technology firm Rackspace Hosting (up 52.3%) and Nordson, a maker of precision dispensing equipment (up 33.0%).

Stock selections are key to the fund’s outperformance

The fund outpaced its benchmark by more than one-and-a-half percentage points on the strength of a number of well-performing stock selections. Among these were overweights in oil and natural gas producer McMoRan Exploration, airline UAL and accessory firm Fossil. Relative performance was boosted further by overweight holdings in three technology companies: security and compliance solutions company ArcSight, U.S. network equipment provider Acme Packet and ADC Telecommunications. An underweight stake in technology firm Palm also helped.

          These positive contributions were partly offset by other, less favorable stock choices. Chief among these were overweight positions in Corinthian Colleges, investment bank Gleacher, broadband technology provider Arris Group, subsea contractor Cal Dive International and oil and gas company Willbros Group. An underweight in US Airways also detracted from relative performance.

          The fund continued to use proprietary quantitative models to select small-cap stocks that appeared to be attractively priced.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Small-Cap Equity Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$1,011.25	$2.47
Retirement Class	1,000.00	1,010.59	3.73
Retail Class	1,000.00	1,009.81	4.03
Premier Class	1,000.00	1,011.26	3.28

5% annual hypothetical return
Institutional Class	1,000.00	1,022.61	2.48
Retirement Class	1,000.00	1,021.36	3.75
Retail Class	1,000.00	1,021.06	4.05
Premier Class	1,000.00	1,021.81	3.29

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.49% for the Institutional Class, 0.74% for the Retirement Class, 0.80% for the Retail Class and 0.65% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	19

LARGE-CAP GROWTH INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 9/30/2010

Information technology	31.0
Consumer discretionary	14.3
Industrials	13.0
Health care	10.0
Consumer staples	10.0
Energy	9.9
Financials	5.2
Materials	4.9
Telecommunication services	1.0
Short-term investments	0.9
Other assets & liabilities, net	–0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 9/30/2010

Over $15 billion	71.2
$4 billion–$15 billion	21.7
Under $4 billion	7.1

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Large-Cap Growth Index Fund returned 12.49% for the Institutional Class, compared with the 12.65% return of its benchmark, the Russell 1000® Growth Index. The table below shows returns for all share classes of the fund.

          For the period, the fund’s return slightly trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Large-cap growth stocks top their value counterparts

For the twelve-month period, large-cap growth issues gained 12.65%, outperforming the 10.96% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Large-cap growth stocks also outpaced large-cap value shares, which were up 8.90%.

          Within the growth category, however, large caps trailed mid-cap and small-cap stocks, which returned 18.27% and 14.79%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the five years ended September 30, 2010, the Russell 1000 Growth Index returned an average annual 2.06%, while the Russell 1000 Value Index lost ground with an average annual return of –0.48%. The broad-based Russell 3000 Index registered an average annual gain of 0.92% for the same period.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Large-Cap Growth Index Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	12.49%	1.97%	6.01%
Retirement Class (inception: 10/1/2002)	12.22	1.70	5.70

Russell 1000 Growth Index	12.65	2.06	6.13

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

20	2010 Annual Report ▪ TIAA-CREF Funds

All but one sector post gains

For the period, eight of the nine industry sectors of the Russell 1000 Growth Index turned in positive results, with five posting double-digit gains. The benchmark’s return was driven mainly by the 12.8% return of the technology sector. The benchmark’s largest sector, technology made up nearly 30% of the index’s market capitalization on September 30, 2010.

          Producer durables (up 21.6%) and consumer discretionary (up 21.5%) also made significant positive contributions, as anticipation of a recovery in consumer and business spending drove those sectors higher. In addition, consumer staples rose 14.6%.

          The only sector to record a loss was energy. It fell 2.7%, as the oil spill in the Gulf of Mexico raised concerns about the future of deepwater drilling. The financial services sector returned 5.4%, trailing the index by more than seven percentage points.

Results for the benchmark’s largest stocks are mixed

Two of the five largest stocks in the Russell 1000 Growth Index posted losses during the twelve-month period, while the other three scored gains that varied widely. Exxon Mobil, the largest stock in the index in terms of market capitalization at period-end, fell 7.5%, while Microsoft, the fifth-largest stock, lost 3.0%. Apple climbed 53.1% on continued investor enthusiasm for the company’s portfolio of products and on better-than-expected earnings. IBM and Google rounded out the top five, returning 14.3% and 6.0%, respectively.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Large-Cap Growth Index Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$ 996.53	$0.45
Retirement Class	1,000.00	995.69	1.70

5% annual hypothetical return
Institutional Class	1,000.00	1,024.62	0.46
Retirement Class	1,000.00	1,023.36	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	21

LARGE-CAP VALUE INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 9/30/2010

Financials	27.8
Health care	13.3
Energy	11.1
Consumer staples	10.3
Industrials	8.8
Consumer discretionary	7.4
Utilities	7.4
Information technology	5.4
Telecommunication services	5.3
Materials	2.9
Other assets & liabilities, net	0.3

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 9/30/2010

Over $15 billion	65.8
$4 billion–$15 billion	23.8
Under $4 billion	10.4

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Large-Cap Value Index Fund returned 8.82% for the Institutional Class, compared with the 8.90% return of its benchmark, the Russell 1000® Value Index. The table below shows returns for all share classes of the fund.

          For the period, the fund’s return slightly trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Large-cap value stocks lag the broad market

For the twelve-month period, large-cap value issues underperformed the 10.96% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Large-cap value stocks also trailed large-cap growth issues, which gained 12.65%. In the value category, large caps trailed their mid- and small-cap counterparts, which returned 16.93% and 11.84%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Large-cap value stocks have now lagged both large-cap growth issues and the broad market over an extended period. For the five years ended September 30, 2010, the average annual return of the Russell 1000 Value Index was –0.48%, versus 2.06% for the Russell 1000 Growth Index and 0.92% for the Russell 3000.

Financial sector limits the benchmark’s gain

For the period, eight of the nine industry sectors of the Russell 1000 Value Index turned in positive returns, with six providing double-digit gains. The consumer discretionary sector (up 21.6%) led the way, as optimism about an economic

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Large-Cap Value Index Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	8.82%	–0.52%	6.34%
Retirement Class (inception: 10/1/2002)	8.52	–0.77	6.04

Russell 1000 Value Index	8.90	–0.48	6.43

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

22	2010 Annual Report ▪ TIAA-CREF Funds

recovery drove shares higher. Sectors tied to a rebound in corporate investment, such as producer durables (up 15.9%) and materials and processing (up 15.3%), also gained significantly. Even the utilities sector, generally seen as a primarily defensive investment because it holds up better in a down market, was a strong performer (up 15.2%).

          The solid returns of the benchmark’s other sectors were limited by the 1.6% loss in the financial services sector. The benchmark’s largest sector, financials made up more than one-quarter of the index’s market capitalization on September 30, 2010. The sector’s performance was constrained by investor concerns over regulatory reform and the lingering effects of the housing downturn.

The benchmark’s five largest stocks produce varied results

AT&T, the largest stock in the Russell 1000 Value Index, based on market capitalization at period-end, recorded a gain of 12.9% for the period. The second-largest issue, Procter & Gamble, returned 6.7%. Rounding out the index’s five largest stocks, Chevron climbed 19.4%; JPMorgan Chase lost 12.7%, as problems persisted in the troubled financial services sector; and Johnson & Johnson returned 5.3%.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Large-Cap Value Index Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$ 978.13	$0.45
Retirement Class	1,000.00	976.66	1.68

5% annual hypothetical return
Institutional Class	1,000.00	1,024.62	0.46
Retirement Class	1,000.00	1,023.36	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	23

EQUITY INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 9/30/2010

Information technology	18.3
Financials	17.1
Health care	11.7
Industrials	11.3
Consumer discretionary	11.2
Energy	10.1
Consumer staples	9.6
Materials	4.0
Utilities	3.7
Telecommunication services	2.9
Other assets & liabilities, net	0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 9/30/2010

Over $15 billion	63.0
$4 billion–$15 billion	20.3
Under $4 billion	16.7

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Equity Index Fund returned 10.90% for the Institutional Class, compared with the 10.96% return of its benchmark, the Russell 3000® Index. The table below shows returns for all share classes of the fund.

          For the period, the fund’s return slightly trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

U.S. stocks jump during third-quarter rally

For the first half of the twelve-month period, the broad U.S. stock market, as measured by the Russell 3000 Index, gained 12.19%. Investors were responding to encouraging signs of economic recovery driven largely by strong corporate profits. In the second quarter of 2010, however, the recovery appeared to stall, and stocks suffered outsized losses. In the third quarter, investors shrugged off their concerns about the slowing pace of economic growth, and the Russell 3000 advanced 11.53%.

          Mid-cap stocks led the market’s advance, gaining 17.54% for the twelve months. Small and large caps returned 13.35% and 10.75%, respectively. Growth issues outperformed value stocks 12.81% to 9.15%. (Returns by investment style and market capitalization are based on the Russell indexes.)

          For the ten years ended September 30, 2010, the average annual return of the Russell 3000 Index was 0.09%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Equity Index Fund	1 year	5 years		10 years

Institutional Class (inception: 7/1/1999)	10.90%	0.93%		0.07%
Retirement Class (inception: 3/31/2006)	10.63	0.70	*	–0.05	*
Retail Class (inception: 3/31/2006)	10.71	0.81	*	0.01	*
Premier Class (inception: 9/30/2009)	10.73	0.90	*	0.05	*

Russell 3000 Index	10.96	0.92		0.09

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

24	2010 Annual Report ▪ TIAA-CREF Funds

Technology and consumer discretionary fuel the benchmark’s advance

During the period, all nine industry sectors of the Russell 3000 Index produced positive returns, including six that recorded double-digit gains. Two of the benchmark’s three largest sectors, technology and consumer discretionary, which made up almost 30% of the benchmark in terms of market capitalization on September 30, 2010, returned 12.3% and 21.7%, respectively. Health care and producer durables, two other large sectors, advanced 9.0% and 18.5%, respectively. Consumer staples (up 12.9%) and utilities (up 14.4%) also helped fuel the benchmark’s solid performance.

          The second-largest sector of the index, financial services had the lowest return for the period. This sector, which made up more than 15% of the index in terms of market capitalization, returned just 0.6%. Financial stocks continued to come under pressure because of ongoing concerns about regulatory reform and the persistent lack of liquidity in the global credit markets.

Returns for the benchmark’s largest stocks vary sharply

Of the five largest stocks in the Russell 3000, only Apple posted a double-digit gain, helped by better-than-expected earnings. Its stock returned 53.1%. In descending order of market capitalization at period-end, the returns from the other four stocks were: Exxon Mobil, –7.5%; Microsoft, –3.0%; General Electric, 1.6%; and Procter & Gamble, 6.7%.

$10,000 OVER 10 YEARS

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Equity Index Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$ 989.76	$0.40
Retirement Class	1,000.00	987.64	1.64
Retail Class	1,000.00	987.70	1.59
Premier Class	1,000.00	988.62	1.20

5% annual hypothetical return
Institutional Class	1,000.00	1,024.67	0.41
Retirement Class	1,000.00	1,023.41	1.67
Retail Class	1,000.00	1,023.46	1.62
Premier Class	1,000.00	1,023.87	1.22

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.08% for the Institutional Class, 0.33% for the Retirement Class, 0.32% for the Retail Class and 0.24% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	25

S&P 500 INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 9/30/2010

Information technology	18.7
Financials	16.0
Health care	11.6
Consumer staples	11.3
Energy	10.8
Industrials	10.6
Consumer discretionary	10.4
Utilities	3.7
Materials	3.4
Telecommunication services	3.3
Other assets & liabilities, net	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 9/30/2010

Over $15 billion	78.3
$4 billion–$15 billion	19.9
Under $4 billion	1.8

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The S&P 500 Index Fund returned 10.07% for the Institutional Class, compared with the 10.16% return of its benchmark, the S&P 500® Index. The table below shows returns for all share classes of the fund.

          For the period, the fund’s return slightly trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Large-cap stocks lag the broad market

For the period, the large-cap stocks that make up the S&P 500 Index trailed the 10.96% return of the broad U.S. stock market, as measured by the Russell 3000® Index. The better performance of the broad market reflected the fact that almost one-quarter of the Russell 3000 is made up of small- and mid-cap stocks. Both categories performed better than large-cap issues during the period. The mid-cap stocks of the Russell 3000 advanced 17.54%, while small-cap issues gained 13.35%.

          For the five years ended September 30, 2010, the S&P 500 Index posted an average annual return of 0.64%, versus the 0.92% return of the Russell 3000 Index. The volatility of the S&P 500 did not vary significantly from that of the broad market during that time. The standard deviation of the S&P 500 Index over the five-year period was 17.61, compared with 18.25 for the Russell 3000 Index. (Standard deviation is a widely used measure of how much the returns of a stock or group of stocks vary from their mean return, over a given period of time.)

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

S&P 500 Index Fund	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	10.07%	0.61%	5.79%
Retirement Class (inception: 10/1/2002)	9.82	0.36	5.49

S&P 500 Index	10.16	0.64	5.87

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

26	2010 Annual Report ▪ TIAA-CREF Funds

Seven of the ten sectors post double-digit gains

During the twelve months, seven of the benchmark’s ten industry sectors produced double-digit gains. Those sectors with greater sensitivity to broad economic trends took the lead. For example, consumer discretionary stocks and industrials tend to perform best when economic growth or prospects for it are strong. They were the top two performing sectors during the period, returning 23.6% and 19.4%, respectively. Information technology, another cyclical sector and the benchmark’s largest, gained 10.7%. Together, these three sectors made up about two-fifths of the index on September 30, 2010, based on market capitalization.

          Financials, the benchmark’s second-largest sector, had the lowest return for the period. This sector, which made up about 15% of the index in terms of market capitalization, lost 2.8%.

Returns for the benchmark’s largest stocks vary sharply

Of the five largest stocks in the S&P 500 Index, only Apple posted a double-digit gain. Helped by better-than-expected earnings, its stock returned 53.1%. The returns of the other four stocks, in descending order of market capitalization at period-end, were: Exxon Mobil, –7.5%; Microsoft, –3.0%; General Electric, 1.6%; and Johnson & Johnson, 5.3%.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

S&P 500 Index Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$ 985.62	$0.35
Retirement Class	1,000.00	984.79	1.59

5% annual hypothetical return
Institutional Class	1,000.00	1,024.72	0.36
Retirement Class	1,000.00	1,023.46	1.62

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.07% for the Institutional Class and 0.32% for the Retirement Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	27

SMALL-CAP BLEND INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 9/30/2010

Financials	20.7
Information technology	18.8
Industrials	15.4
Consumer discretionary	13.8
Health care	12.9
Energy	5.5
Materials	5.3
Utilities	3.4
Consumer staples	3.0
Telecommunication services	1.0
Other assets & liabilities, net	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 9/30/2010

Over $15 billion	0.1
$4 billion–$15 billion	0.1
Under $4 billion	99.8

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Small-Cap Blend Index Fund returned 13.25% for the Institutional Class, compared with the 13.35% return of its benchmark, the Russell 2000® Index. The table below shows returns for all share classes of the fund.

          For the period, the fund’s return slightly trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Small-cap stocks outperform the broad U.S. market

During the twelve-month period, small-cap stocks outpaced the 10.96% return of the broad U.S. stock market, as measured by the Russell 3000® Index. After trailing the broad market during the fourth quarter of 2009, small caps topped the market over the subsequent three quarters. During the first nine months of 2010, small caps advanced 9.12%, topping the 4.78% return of the Russell 3000.

          Within the small-cap category, both value and growth issues delivered double-digit returns for the twelve months. Small-cap value stocks rose 11.84%, while their growth counterparts climbed 14.79%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the five years ended September 30, 2010, the Russell 2000 Index posted an average annual gain of 1.60%, versus 0.92% for the Russell 3000 Index.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Small-Cap Blend Index Fund*	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	13.25%	1.60%	9.24%
Retirement Class (inception: 10/1/2002)	13.07	1.36	8.97

Russell 2000 Index	13.35	1.60	9.31

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

28	2010 Annual Report ▪ TIAA-CREF Funds

Technology, consumer discretionary and financials drive the benchmark higher

During the period, all nine of the Russell 2000’s industry sectors posted positive results, with six generating double-digit gains. The largest contributions came from the technology, consumer discretionary and financial services sectors, which rose 20.4%, 18.3% and 8.6%, respectively. Together, these three sectors made up more than half of the total market capitalization of the index on September 30, 2010. Strong gains from the producer durables (up 13.4%) and materials and processing (up 17.4%) sectors also helped lift the benchmark.

Five largest stocks post impressive gains

Four of the five largest stocks in the Russell 2000 Index recorded double-digit gains, and one posted a triple-digit advance. In descending order of market capitalization at period-end, the benchmark’s five largest stocks and their returns were as follows: Tibco Software (up 86.9%), Riverbed Technology (up 107.6%), electronic payment technology provider VeriFone Systems (up 95.5%), information technology firm Rackspace Hosting (up 52.3%) and Nordson, a maker of precision dispensing equipment (up 33.0%).

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Small-Cap Blend Index Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$1,002.51	$0.45
Retirement Class	1,000.00	1,001.67	1.71

5% annual hypothetical return
Institutional Class	1,000.00	1,024.62	0.46
Retirement Class	1,000.00	1,023.36	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	29

INTERNATIONAL EQUITY INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 9/30/2010

Financials	27.5
Industrials	11.7
Materials	10.0
Consumer discretionary	9.9
Consumer staples	9.9
Health care	8.1
Energy	7.1
Telecommunication services	5.5
Utilities	5.0
Information technology	4.6
Short-term investments	0.2
Other assets & liabilities, net	0.5

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments as of 9/30/2010

Japan	20.3
United Kingdom	18.6
France	9.3
Australia	8.2
Switzerland	7.7
Germany	7.5
Netherlands	4.4
United States	3.8
Spain	3.6
Sweden	3.0
24 other nations	13.4
Short-term investments	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 9/30/2010

Over $15 billion	70.6
$4 billion–$15 billion	23.9
Under $4 billion	5.5

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The International Equity Index Fund returned 3.14% for the Institutional Class, compared with the 3.27% return of its benchmark, the MSCI EAFE Index. The table below shows returns for all share classes of the fund.

          For the period, the fund’s return slightly trailed that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Foreign stocks post a positive return but lag U.S. shares

During the twelve-month period, the EAFE index, which measures stock performance in 22 developed nations outside North America, trailed the 10.96% gain of the broad U.S. stock market, as measured by the Russell 3000® Index, by more than seven percentage points.

          After advancing 2.18% during the fourth quarter of 2009, foreign issues posted a 13.23% loss during the first half of 2010, due to concerns about the European sovereign debt crisis and slower growth in much of the developed world. The MSCI index climbed 16.48% during the third quarter, as investor fears abated somewhat and global markets rallied.

          For the five years ended September 30, 2010, the average annual gain of the EAFE index was 1.97%, versus 0.92% for the Russell 3000.

Stronger foreign currencies help drive the benchmark’s gain

In terms of local currencies, the EAFE index returned 2.55% for the period. This gain was boosted to 3.27% for U.S. investors by a stronger yen.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

International Equity Index Fund*	1 year	5 years		since fund inception

Institutional Class (inception: 10/1/2002)	3.14%	2.02%		9.83%
Retirement Class (inception: 10/1/2002)	2.85	1.77		9.51
Premier Class (inception: 9/30/2009)	2.97	1.99	†	9.81	†

MSCI EAFE Index	3.27	1.97		9.92

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

30	2010 Annual Report ▪ TIAA-CREF Funds

Returns in Europe and Japan are subdued

European stocks, which made up nearly two-thirds of the EAFE’s total market capitalization on September 30, 2010, returned 2.6% in dollar terms for the twelve-month period. The largest component of this segment, the United Kingdom, gained 9.7%. Meanwhile, Switzerland and Germany advanced 8.0% and 1.2%, respectively, while France fell 3.8%. Taken together, these four markets accounted for about 45% of the benchmark’s total market capitalization at period-end.

          Japanese stocks, the second-largest component of the EAFE index, were essentially flat, up 0.1% in dollar terms. Other Pacific stocks, however, advanced 13.5% in dollars, led by the 25.6% return of Singapore stocks.

          A fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign stock exchanges close several hours before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change. Such changes are not reflected immediately in the fund’s benchmark index, but they may be taken into account in that day’s NAV in order to reflect the value of the fund’s holdings at the time the NAV is calculated.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

International Equity Index Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$1,002.53	$0.50
Retirement Class	1,000.00	1,001.25	1.76
Premier Class	1,000.00	1,001.90	1.25

5% annual hypothetical return
Institutional Class	1,000.00	1,024.57	0.51
Retirement Class	1,000.00	1,023.31	1.78
Premier Class	1,000.00	1,023.82	1.27

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.10% for the Institutional Class, 0.35% for the Retirement Class and 0.25% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	31

ENHANCED INTERNATIONAL EQUITY INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 9/30/2010

Financials	24.9
Industrials	12.2
Materials	10.4
Consumer discretionary	10.3
Consumer staples	10.2
Health care	8.4
Energy	7.4
Telecommunication services	5.7
Utilities	5.2
Information technology	4.7
Other assets & liabilities, net	0.6

Total	100.0

HOLDINGS BY COUNTRY

% of portfolio investments as of 9/30/2010

Japan	21.2
United Kingdom	18.9
France	9.5
Australia	8.7
Switzerland	7.8
Germany	7.6
Netherlands	5.0
Spain	3.8
Sweden	3.5
Italy	2.6
16 other nations	11.4

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 9/30/2010

Over $15 billion	65.7
$4 billion–$15 billion	27.0
Under $4 billion	7.3

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Enhanced International Equity Index Fund returned 3.88%, compared with the 3.27% return of its benchmark, the MSCI EAFE Index.

Foreign stocks post a positive return but lag U.S. shares

During the twelve-month period, the EAFE index, which measures stock performance in 22 developed nations outside North America, trailed the 10.96% gain of the broad U.S. stock market, as measured by the Russell 3000® Index, by more than seven percentage points.

          After advancing 2.18% during the fourth quarter of 2009, foreign issues posted a 13.23% loss during the first half of 2010, due to concerns about the European sovereign debt crisis and slower growth in much of the developed world. The MSCI index climbed 16.48% during the third quarter, as investor fears abated somewhat and global markets rallied.

          In terms of local currencies, the EAFE index returned 2.55% for the period. This gain was boosted to 3.27% for U.S. investors by a stronger yen.

          European stocks, which made up nearly two-thirds of the EAFE’s total market capitalization on September 30, 2010, returned 2.6% in dollar terms for the twelve-month period. The largest component of this segment, the United Kingdom, gained 9.7%. Meanwhile, Switzerland and Germany advanced 8.0% and 1.2%, respectively, while France fell 3.8%.

          Japanese stocks, the second-largest component of the EAFE index, were essentially flat, up 0.1% in dollar terms. Other Pacific stocks, however, advanced 13.5% in dollars, led by the 25.6% return of Singapore stocks.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Enhanced International Equity Index Fund*	1 year	since inception

Institutional Class (inception: 11/30/2007)	3.88%	–11.25%

MSCI EAFE Index	3.27	–10.20

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

32	2010 Annual Report ▪ TIAA-CREF Funds

Favorable stock choices provide a margin of outperformance

The fund’s enhanced indexing strategy uses quantitative modeling techniques to construct a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          Stock selections using the fund’s enhanced indexing methodology had both positive and negative effects on performance, but the net result for the period was to lift the fund’s return above its benchmark’s. The biggest positive contribution came from avoiding British oil company BP, whose stock slid 21.5% in the wake of the company’s oil spill in the Gulf of Mexico. Overweight positions in Finnish lumber company UPM-Kymmene and German automobile manufacturer BMW also boosted the fund’s relative return.

          The positive effects of these positions were offset by disappointing results from overweight holdings in two banking giants: Britain’s Barclays and France’s Crédit Agricole. An underweight position in British mining company Anglo American also detracted from the fund’s return.

          A fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign stock exchanges close several hours before the fund’s net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change. Such changes are not reflected immediately in the fund’s benchmark index, but they may be taken into account in that day’s NAV in order to reflect the value of the fund’s holdings at the time the NAV is calculated.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Enhanced International Equity Index Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$1,008.88	$2.67

5% annual hypothetical return
Institutional Class	1,000.00	1,022.41	2.69

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.53% for the Institutional Class. The expense charge of this fund may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	33

ENHANCED LARGE-CAP GROWTH INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 9/30/2010

Information technology	31.3
Consumer discretionary	15.2
Industrials	13.1
Consumer staples	10.5
Health care	10.3
Energy	9.5
Financials	4.8
Materials	4.7
Telecommunication services	0.5
Short-term investments	0.2
Other assets & liabilities, net	–0.1

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 9/30/2010

Over $15 billion	68.6
$4 billion–$15 billion	23.7
Under $4 billion	7.7

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Enhanced Large-Cap Growth Index Fund returned 12.22%, compared with the 12.65% return of its benchmark, the Russell 1000® Growth Index.

Large-cap growth stocks top their value counterparts

For the twelve-month period, large-cap growth issues gained 12.65%, outperforming the 10.96% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Large-cap growth stocks also outpaced large-cap value shares, which were up 8.90%.

          Within the growth category, however, large caps trailed mid-cap and small-cap stocks, which returned 18.27% and 14.79%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes.)

All but one sector post gains

For the period, eight of the nine industry sectors of the Russell 1000 Growth Index turned in positive results, with five posting double-digit gains. The benchmark’s return was driven mainly by the 12.8% return of the technology sector. The benchmark’s largest sector, technology made up nearly 30% of the index’s market capitalization on September 30, 2010.

          Producer durables (up 21.6%) and consumer discretionary (up 21.5%) also made significant contributions, as anticipation of a recovery in consumer and business spending drove those sectors higher. In addition, consumer staples rose 14.6%.

          The only sector to record a loss was energy. It fell 2.7%, as the oil spill in the Gulf of Mexico raised concerns about the future of deepwater drilling. The financial services sector returned 5.4%, trailing the index by more than seven percentage points.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Enhanced Large-Cap Growth Index Fund	1 year	since inception

Institutional Class (inception: 11/30/2007)	12.22%	–4.41%

Russell 1000 Growth Index	12.65	–4.47

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

34	2010 Annual Report ▪ TIAA-CREF Funds

     Two of the five largest stocks in the Russell 1000 Growth Index posted losses during the twelve-month period, while the other three scored gains that varied widely. Exxon Mobil, the largest stock in the index in terms of market capitalization at period-end, fell 7.5%, while Microsoft, the fifth-largest stock, lost 3.0%. Apple climbed 53.1% on continued investor enthusiasm for the company’s portfolio of products and on better-than-expected earnings. IBM and Google rounded out the top five, returning 14.3% and 6.0%, respectively.

Stock selections lead to underperformance

The fund’s enhanced indexing strategy uses quantitative modeling techniques to construct a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the period, stock selections using the fund’s enhanced indexing methodology had both positive and negative effects on performance, but the net result was that the fund’s return trailed that of its benchmark for the twelve months. Among the positions that detracted from relative performance were overweight holdings in several technology stocks, including Microsoft, Western Digital and Qualcomm. Overweights in biotechnology firm Gilead Sciences and educational company Apollo Group also hurt performance.

          These detractors were partially offset by other, favorable stock selections, including an underweight position in Monsanto. Among the overweights that helped relative performance were Estée Lauder, DuPont, software provider VMware and F5 Networks.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Enhanced Large-Cap Growth Index Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$ 993.10	$1.95

5% annual hypothetical return
Institutional Class	1,000.00	1,023.11	1.98

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.39% for the Institutional Class. The expense charge of this fund may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	35

ENHANCED LARGE-CAP VALUE INDEX FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 9/30/2010

Financials	26.3
Health care	13.7
Energy	11.1
Consumer staples	9.6
Industrials	8.7
Consumer discretionary	8.4
Utilities	7.2
Information technology	6.0
Telecommunication services	6.0
Materials	3.4
Short-term investments	0.2
Other assets & liabilities, net	–0.6

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 9/30/2010

Over $15 billion	63.0
$4 billion–$15 billion	23.3
Under $4 billion	13.7

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Enhanced Large-Cap Value Index Fund returned 7.12%, compared with the 8.90% return of its benchmark, the Russell 1000® Value Index.

Large-cap value stocks lag the broad market

For the twelve-month period, large-cap value issues underperformed the 10.96% return of the broad U.S. stock market, as measured by the Russell 3000® Index. Large-cap value stocks also trailed large-cap growth issues, which gained 12.65%. In the value category, large caps trailed their mid- and small-cap counterparts, which returned 16.93% and 11.84%, respectively. (Investment-style and capitalization-size returns are based on the Russell indexes.)

Financial sector limits the benchmark’s gain

For the period, eight of the nine industry sectors of the Russell 1000 Value Index turned in positive returns, with six providing double-digit gains. The consumer discretionary sector (up 21.6%) led the way, as optimism about an economic recovery drove shares higher. Sectors tied to a rebound in corporate investment, such as producer durables (up 15.9%) and materials and processing (up 15.3%), also gained significantly. Even the utilities sector, generally seen as a primarily defensive investment because it holds up better in a down market, was a strong performer (up 15.2%).

          The solid returns of the benchmark’s other sectors were limited by the 1.6% loss in the financial services sector. The benchmark’s largest sector, financials made up more than one-quarter of the index’s market capitalization on September 30, 2010. The sector’s performance was constrained by investor concerns over regulatory reform and the lingering effects of the housing downturn.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Enhanced Large-Cap Value Index Fund	1 year	since inception

Institutional Class (inception: 11/30/2007)	7.12%	–8.56%

Russell 1000 Value Index	8.90	–8.30

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

36	2010 Annual Report ▪ TIAA-CREF Funds

          AT&T, the largest stock in the Russell 1000 Value Index, based on market capitalization at period-end, recorded a gain of 12.9% for the period. The second-largest issue, Procter & Gamble, returned 6.7%. Rounding out the index’s five largest stocks, Chevron climbed 19.4%; JPMorgan Chase lost 12.7%, as problems persisted in the troubled financial services sector; and Johnson & Johnson returned 5.3%.

Stock choices trim the fund’s relative results

The fund’s enhanced indexing strategy uses quantitative modeling techniques to construct a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the twelve-month period, stock selections using the fund’s enhanced indexing methodology had both positive and negative effects on performance, but the net result was to lower the fund’s return relative to its benchmark’s. Among the largest detractors from results were overweight positions in Goldman Sachs, JPMorgan Chase, utility AES and data storage device manufacturer Western Digital. Underweight holdings in Boeing, DuPont and utility Dominion Resources also trimmed relative performance.

          These negative effects were partly offset by positive contributions to relative performance from overweights in TRW Automotive Holdings, telecom services provider Qwest Communications, international mining company Cliffs Natural Resources and fertilizer producer Terra Industries. An underweight position in CME Group, an operator of domestic stock exchanges, also helped relative results.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Enhanced Large-Cap Value Index Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$ 968.91	$1.92

5% annual hypothetical return
Institutional Class	1,000.00	1,023.11	1.98

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.39% for the Institutional Class. The expense charge of this fund may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	37

SOCIAL CHOICE EQUITY FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 9/30/2010

Information technology	16.1
Financials	15.6
Consumer discretionary	13.2
Health care	12.3
Industrials	11.4
Consumer staples	10.1
Energy	9.4
Materials	4.9
Utilities	4.7
Telecommunication services	1.8
Short-term investments	0.3
Other assets & liabilities, net	0.2

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 9/30/2010

Over $15 billion	61.1
$4 billion–$15 billion	26.9
Under $4 billion	12.0

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Social Choice Equity Fund returned 11.74% for the Institutional Class, compared with the 10.96% return of its benchmark, the Russell 3000® Index. The table below shows returns for all share classes of the fund. The fund screens investments according to social criteria, while the benchmark does not.

Stock exclusions elevate the fund’s results

Because of its social screens, the fund did not invest in a number of stocks that were included in the Russell 3000 Index. Avoiding these stocks produced mixed results during the period, but the net effect was to increase the fund’s return relative to that of its benchmark.

          The fund outpaced its benchmark largely because it excluded four large-cap financial companies that failed to meet its social screening criteria. These included Bank of America (down 22.4%), JPMorgan Chase (down 12.7%), Goldman Sachs (down 20.8%) and Citigroup (down 19.2%). Continued concerns about the sagging housing and credit markets caused financial stocks to lag the broad market during the twelve-month period. The fund’s relative performance was also helped by the exclusion of Monsanto and Exxon Mobil, the largest stock in the index in terms of market capitalization on September 30, 2010. Both of these stocks lagged the Russell index during the period covered by this report.

          Relative performance suffered, however, from the fund’s exclusion of Apple, which climbed 53.1% on continued investor enthusiasm for the company’s portfolio of products and better-than-expected earnings. The absence of integrated energy giants ConocoPhillips and Chevron and of Altria Group, the parent company of Philip Morris, also hindered results. These stocks rose 32.5%, 19.4% and 44.3%, respectively.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Social Choice Equity Fund	1 year	5 years		10 years

Institutional Class (inception: 7/1/1999)	11.74%	1.43%		0.59%
Retirement Class (inception: 10/1/2002)	11.52	1.19		0.33	*
Retail Class (inception: 3/31/2006)	11.62	1.32	*	0.53	*
Premier Class (inception: 9/30/2009)	11.48	1.38	*	0.56	*

Russell 3000 Index	10.96	0.92		0.09

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

38	2010 Annual Report ▪ TIAA-CREF Funds

Statistical techniques help mitigate the fund’s risks

Because the fund’s social screens prevent it from investing in some of the stocks within the Russell 3000, the fund’s managers use statistical techniques to help ensure that the risk characteristics of the portfolio resemble those of the index. One such method is to overweight or underweight specific stocks relative to each one’s percentage of capitalization within the benchmark.

          During the twelve-month period, the fund’s performance benefited from overweight positions in entertainment conglomerate Liberty Media (up 25.0%), digital television provider DirecTV (up 50.9%), agricultural equipment maker Deere & Company (up 65.7%) and Emerson Electric (up 35.3%).

          An overweight holding in power generation equipment manufacturer Cummins, which climbed 104.7% over the one-year period, also boosted the fund’s results. Cummins’ performance was largely the result of the company’s strong international demand and productivity enhancements, which drove a series of better-than-expected quarterly earnings reports.

          The positive effects of these holdings were partly offset by several unfavorable stock choices, including overweight positions in biotechnology firms Gilead Sciences and Amgen, broker Charles Schwab and Hewlett-Packard. These stocks fell 23.4%, 8.5%, 26.4% and 10.3%, respectively. An underweight holding in software company Oracle also detracted from results.

$10,000 OVER 10 YEARS

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Social Choice Equity Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$ 1,000.00	$ 985.93	$ 1.00
Retirement Class	1,000.00	985.09	2.24
Retail Class	1,000.00	984.75	2.09
Premier Class	1,000.00	984.91	1.74

5% annual hypothetical return
Institutional Class	1,000.00	1,024.07	1.01
Retirement Class	1,000.00	1,022.81	2.28
Retail Class	1,000.00	1,022.96	2.13
Premier Class	1,000.00	1,023.31	1.78

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.20% for the Institutional Class, 0.45% for the Retirement Class, 0.42% for the Retail Class and 0.35% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	39

REAL ESTATE SECURITIES FUND

PORTFOLIO COMPOSITION

Sector	% of net assets as of 9/30/2010

Specialized REITs	27.0
Retail REITs	22.7
Residential REITs	17.4
Office REITs	13.6
Industrial REITs	5.6
Diversified REITs	4.9
Hotels, resorts & cruise lines	3.1
Real estate operating companies	2.1
Real estate services	0.9
Asset management & custody banks	0.8
Mortgage REITs	0.7
Real estate development	0.6
Other assets & liabilities, net	0.6

Total	100.0

HOLDINGS BY COMPANY SIZE

Market capitalization	% of equity investments as of 9/30/2010

Over $15 billion	21.2
$4 billion–$15 billion	46.7
Under $4 billion	32.1

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Real Estate Securities Fund returned 32.16% for the Institutional Class, compared with the 30.28% return of its benchmark, the FTSE NAREIT Equity REITs Index. The table below shows returns for all share classes of the fund.

Rally in REITs continues through three quarters

Real estate investment trusts (REITs) continued to recover from their steep losses of 2008 and early 2009. Many investors use REITs as an income-generating investment, viewing them as an alternative to bonds. With bond yields dropping throughout the twelve months, REITs fared well.

          The fund’s benchmark gained 9.39% in the fourth quarter of 2009 and added another 10.02% in the first quarter of 2010. When the broad market dropped in the second quarter, REITs held up better, losing 4.06%, compared with the decline of 11.32% for the Russell 3000® Index, a measure of the overall U.S. stock market. REITs climbed 12.83% in the third quarter.

REITs outshine both stocks and bonds

For the twelve months, REITs strongly outperformed the 8.16% return of the U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index. They also posted a gain almost triple the 10.96% return of U.S. stocks, as measured by the Russell 3000 Index.

          For the five years ended September 30, 2010, the fund’s benchmark posted an average annual return of 1.88%, while the Barclays Capital aggregate index returned an average of 6.20%. Both REITs and the broad U.S. bond market outperformed domestic stocks for the five years, when the average annual return of the Russell 3000 Index was 0.92%.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Real Estate Securities Fund	1 year	5 years		since fund inception

Institutional Class (inception: 10/1/2002)	32.16%	0.94%		9.92%
Retirement Class (inception: 10/1/2002)	31.85	0.75		9.74
Retail Class (inception: 10/1/2002)	31.95	0.81		9.76
Premier Class (inception: 9/30/2009)	32.12	0.93	*	9.92	*

FTSE NAREIT Equity REITs Index	30.28	1.88		10.36

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for these periods would have been lower.

40	2010 Annual Report ▪ TIAA-CREF Funds

Stock selections lift the fund above its rising benchmark

The fund was able to add value beyond that of its climbing benchmark because of numerous favorable stock choices. These included an overweight position in Glimcher Realty Trust, which operates 26 regional malls and community centers that stretch from Washington to Florida. Another well-performing stock that the fund overweighted was FelCor Lodging Trust, which owns 85 hotels and resorts in the United States and Canada. A position in General Growth Properties, another regional mall operator, but one not included in the benchmark, also boosted relative performance.

          The fund also benefited from several underweight positions, such as those in Plum Creek Timber, Liberty Property Trust and Duke Realty.

          These positive results more than offset the effects of several unfavorable stock selections, such as Thomas Properties, an out-of-benchmark stock, and overweight holdings in retail shopping center developer Regency Centers and Developers Diversified Realty, which operates shopping centers in the United States, Brazil and Canada. An underweight position in Equity Residential, an owner and operator of apartment complexes, also reduced relative performance slightly.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Real Estate Securities Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$ 1,000.00	$ 1,086.87	$ 2.88
Retirement Class	1,000.00	1,085.20	4.18
Retail Class	1,000.00	1,085.92	4.34
Premier Class	1,000.00	1,086.06	3.71

5% annual hypothetical return
Institutional Class	1,000.00	1,022.31	2.79
Retirement Class	1,000.00	1,021.06	4.05
Retail Class	1,000.00	1,020.91	4.20
Premier Class	1,000.00	1,021.51	3.60

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.55% for the Institutional Class, 0.80% for the Retirement Class, 0.83% for the Retail Class and 0.71% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	41

MANAGED ALLOCATION FUND

PORTFOLIO COMPOSITION

Fund	% of net assets as of 9/30/2010

Bond Plus Fund	39.8
Enhanced Large-Cap Growth Index Fund	10.4
Enhanced Large-Cap Value Index Fund	10.4
International Equity Fund	7.4
Enhanced International Equity Index Fund	7.4
Large-Cap Growth Fund	7.0
Large-Cap Value Fund	6.9
Growth & Income Fund	5.9
Small-Cap Equity Fund	3.6
Mid-Cap Value Fund	0.6
Mid-Cap Growth Fund	0.5
Emerging Markets Equity Fund	0.1

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Managed Allocation Fund returned 10.52% for the Institutional Class, compared with the 9.24% return of its benchmark, the Managed Allocation Composite Index. The table below shows returns for all share classes of the fund.

U.S. stocks outshine foreign issues

The Russell 3000® Index, a broad measure of the U.S. stock market, gained 10.96% for the twelve months. The index soared 12.19% in the period’s first half, as the U.S. economy slowly recovered from its prolonged downturn. When the recovery stalled in the second half, stocks sold off, and the Russell 3000 lost 1.10%.

          For the period, the MSCI EAFE Index, which measures stock performance in 22 developed nations outside North America, returned 3.27% in dollar terms. The index’s return was constrained by a sovereign debt crisis in Europe, which prompted investors to take profits.

Bonds benefit from investor uncertainty

The Barclays Capital U.S. Aggregate Bond Index, which measures the broad domestic investment-grade, fixed-rate bond market, gained 8.16% for the twelve months. The index returned 1.99% in the period’s first half, when investors favored stocks and lower-grade corporate securities.

          Bonds advanced 6.05% in the second half, when investors sought safety in U.S. Treasury securities and lower volatility in high-quality corporate bonds.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Managed Allocation Fund	1 year	since inception

Institutional Class (inception: 3/31/2006)	10.52%	2.05%
Retirement Class (inception: 3/31/2006)	10.26	1.77
Retail Class (inception: 3/31/2006)	10.34	1.99

Broad-based market index
Russell 3000 Index	10.96	–0.58

Managed Allocation Composite Index*	9.24	2.76

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

At September 30, 2010, the Managed Allocation Composite Index consisted of: 45.0% Russell 3000 Index; 40.0% Barclays Capital U.S. Aggregate Bond Index; and 15.0% MSCI EAFE Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time.

42	2010 Annual Report ▪ TIAA-CREF Funds

The fund outpaces its composite benchmark

For the twelve-month period, the absolute return of the Managed Allocation Fund was lifted primarily by the 10.98% return of the Bond Plus Fund, which is the largest component of the fund and made up about 40% of its net assets at period-end. Double-digit gains from the International Equity, Large-Cap Growth and Enhanced Large-Cap Growth Index funds also made positive contributions to the fund’s return. (All fund returns cited on this page are for the Institutional Class.)

          The fund invests in three segments of the financial markets: U.S. equities, as measured by the Russell 3000 Index; international equities, represented by the MSCI EAFE Index; and fixed income, as measured by the Barclays Capital U.S. Aggregate Bond Index. These three indexes comprise the fund’s composite benchmark.

          The fund outpaced its composite benchmark for the period mainly because of strong relative performance from the Bond Plus Fund, whose return topped that of the Barclays Capital aggregate index by more than two-and-one-half percentage points. The 12.62% gain of the International Equity Fund, which surpassed the return of the EAFE index by over nine percentage points, also boosted relative results.

          The fund’s return was trimmed, however, by undersized results from its U.S. equity segment, which lagged the double-digit gain of the Russell 3000 Index. Chief detractors within this market segment included the 7.12% return of the Enhanced Large-Cap Value Index Fund, the fund’s second-largest equity component, and the 6.27% return of the Growth & Income Fund.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Managed Allocation Fund	Institutional Class	Retirement Class	Retail Class

Actual return
Starting fund value (4/1/10)	$1,000.00	$1,000.00	$1,000.00
Ending fund value (9/30/10)	1,027.71	1,025.32	1,026.50
Expenses paid* (4/1/10–9/30/10)	0.00	1.27	1.17
Effective expenses paid† (4/1/10–9/30/10)	2.12	3.38	3.28

5% annual hypothetical return
Starting fund value (4/1/10)	$1,000.00	$1,000.00	$1,000.00
Ending fund value (9/30/10)	1,025.07	1,023.82	1,023.92
Expenses paid* (4/1/10–9/30/10)	0.00	1.27	1.17
Effective expenses paid† (4/1/10–9/30/10)	2.12	3.38	3.28

*

“Expenses paid” is based on the fund’s own actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.23% for the Retail Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Effective expenses paid” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized, weighted, average expense ratio was 0.42% for the Institutional Class, 0.67% for the Retirement Class and 0.65% for the Retail Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	43

BOND FUND

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2010

Mortgage-backed securities & commercial mortgage-backed securities	35.7
Corporate bonds	25.0
U.S. Treasury securities	18.6
Foreign government & corporate bonds denominated in U.S. dollars	11.5
U.S. agency securities	5.5
Asset-backed securities	1.6
Municipal bonds	0.6
Short-term investments	18.4
Other assets & liabilities, net	–16.9

Total	100.0

HOLDINGS BY MATURITY

% of fixed-income investments as of 9/30/2010

Less than 1 year	17.1
1–3 years	14.1
3–5 years	14.8
5–10 years	12.0
Over 10 years	42.0

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Bond Fund returned 8.47% for the Institutional Class, compared with the 8.16% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

Full economic recovery proves elusive

From October 2009 through March 2010, the U.S. economy exhibited hopeful signs of emerging from its prolonged downturn. Gross domestic product (GDP), which measures the output of domestic goods and services, rose a robust 5.0% in the fourth quarter of 2009 and 3.7% in the first quarter of 2010. During these months, unemployment gradually fell, from 10.1% to a low for the twelve-month period of 9.5% in June.

          By April, however, the recovery appeared to stall. GDP slid to 1.7% in the second quarter, and monthly job gains were replaced by losses in the third quarter. Consumer spending, the main driver of the U.S. economy, remained constrained by widespread unemployment, lower home values and high levels of personal debt. With the pace of recovery in doubt, the Federal Reserve maintained its target for the federal funds rate within the historically low range of 0% to 0.25%. The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.

Bonds benefit from investor uncertainty

The Barclays Capital U.S. Aggregate Bond Index, which measures the broad domestic investment-grade, fixed-rate bond market, returned 1.99% for the period’s first half, when the economy appeared to be improving and investors sought the potentially higher returns of stocks and lower-quality corporate bonds, which are not part of the Barclays Capital aggregate index.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Bond Fund	1 year	5 years		10 years

Institutional Class (inception: 7/1/1999)	8.47%	5.70%		6.19%
Retirement Class (inception: 3/31/2006)	8.22	5.46	*	6.07	*
Retail Class (inception: 3/31/2006)	8.31	5.57	*	6.13	*
Premier Class (inception: 9/30/2009)	8.40	5.69	*	6.19	*

Barclays Capital U.S. Aggregate Bond Index	8.16	6.20		6.41

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

44	2010 Annual Report ▪ TIAA-CREF Funds

          In the period’s second half, the index gained 6.05%, as concern mounted over the sovereign debt crisis in Europe and slowing growth in the United States. Investors turned to U.S. Treasury securities and higher-quality corporate bonds.

Corporate bonds outpace Treasuries

With investors attempting to balance safety concerns with the search for higher yield, the small commercial mortgage-backed sector was the period’s top performer, gaining 23.2%. Corporate bonds posted a solid 12.3% return, while asset-backed securities returned 8.9%. Both U.S. Treasury and agency securities underperformed the index for the twelve months, returning 7.3% and 5.7%, respectively.

          During the twelve months, the yield on 2-year Treasury notes fell from 0.95% at the beginning of the period to 0.42% on September 30, 2010. The 10-year yield declined from 3.31% to 2.53%.

The fund surpasses its benchmark

The fund topped the Barclays Capital aggregate index for the period, primarily because of advantageous sector weightings, relative to those of its benchmark. The fund benefited most from overweight positions in corporate bonds, which outperformed nearly all other sectors of the index. Overweight holdings in asset-backed securities also boosted relative performance.

          These positive contributions more than offset the negative effects of underweights in U.S. Treasury securities during the second and third quarters of 2010, when Treasuries outperformed the index.

$10,000 OVER 10 YEARS

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Bond Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$1,062.57	$1.65
Retirement Class	1,000.00	1,061.45	2.95
Retail Class	1,000.00	1,061.67	2.79
Premier Class	1,000.00	1,062.71	2.48

5% annual hypothetical return
Institutional Class	1,000.00	1,023.46	1.62
Retirement Class	1,000.00	1,022.21	2.89
Retail Class	1,000.00	1,022.36	2.74
Premier Class	1,000.00	1,022.66	2.43

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.32% for the Institutional Class, 0.57% for the Retirement Class, 0.54% for the Retail Class and 0.48% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is expected to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	45

BOND PLUS FUND

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2010

Mortgage-backed securities & commercial mortgage-backed securities	29.4
Corporate bonds	24.2
U.S. Treasury securities	19.9
Foreign government & corporate bonds denominated in U.S. dollars	15.6
Asset-backed securities	4.7
U.S. agency securities	0.8
Mutual funds	0.8
Municipal bonds	0.5
Short-term investments	11.5
Other assets & liabilities, net	–7.4

Total	100.0

HOLDINGS BY MATURITY

% of fixed-income investments as of 9/30/2010

Less than 1 year	12.0
1–3 years	8.7
3–5 years	16.6
5–10 years	17.6
Over 10 years	45.1

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Bond Plus Fund returned 10.98% for the Institutional Class, compared with the 8.16% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

Full economic recovery proves elusive

From October 2009 through March 2010, the U.S. economy exhibited hopeful signs of emerging from its prolonged downturn. Gross domestic product (GDP), which measures the output of domestic goods and services, rose a robust 5.0% in the fourth quarter of 2009 and 3.7% in the first quarter of 2010. During these months, unemployment gradually fell, from 10.1% to a low for the twelve-month period of 9.5% in June.

          By April, however, the recovery appeared to stall. GDP slid to 1.7% in the second quarter, and monthly job gains were replaced by losses in the third quarter. Consumer spending, the main driver of the U.S. economy, remained constrained by widespread unemployment, lower home values and high levels of personal debt. With the pace of recovery in doubt, the Federal Reserve maintained its target for the federal funds rate within the historically low range of 0% to 0.25%. The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.

Bonds benefit from investor uncertainty

The Barclays Capital U.S. Aggregate Bond Index, which measures the broad domestic investment-grade, fixed-rate bond market, returned 1.99% for the period’s first half, when the economy appeared to be improving and investors sought the potentially higher returns of stocks and lower-quality corporate bonds, which are not part of the Barclays Capital aggregate index.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Bond Plus Fund	1 year	since fund inception

Institutional Class (inception: 3/31/2006)	10.98%	5.96%
Retirement Class (inception: 3/31/2006)	10.70	5.72
Retail Class (inception: 3/31/2006)	10.78	5.83
Premier Class (inception: 9/30/2009)	10.82	5.93	*

Barclays Capital U.S. Aggregate Bond Index	8.16	6.92

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

46	2010 Annual Report ▪ TIAA-CREF Funds

          In the period’s second half, the index gained 6.05%, as concern mounted over the sovereign debt crisis in Europe and slowing growth in the United States. Investors turned to U.S. Treasury securities and higher-quality corporate bonds.

Corporate bonds outpace Treasuries

With investors attempting to balance safety concerns with the search for higher yield, the small commercial mortgage-backed sector was the period’s top performer, gaining 23.2%. Corporate bonds posted a solid 12.3% return, while asset-backed securities returned 8.9%. Both U.S. Treasury and agency securities underperformed the index for the twelve months, returning 7.3% and 5.7%, respectively.

          During the twelve months, the yield on 2-year Treasury notes fell from 0.95% at the beginning of the period to 0.42% on September 30, 2010. The 10-year yield declined from 3.31% to 2.53%.

The fund tops its benchmark

For the period, the fund outperformed the Barclays Capital aggregate index by more than two-and-one-half percentage points, primarily because of advantageous sector weightings, relative to those of its benchmark. The fund benefited most from overweight positions in investment-grade corporate bonds and from its out-of-benchmark holdings in higher-yielding corporate bonds and emerging market securities. Overweight holdings in asset-backed securities also boosted relative results.

          These positive contributions more than offset the negative effects of underweights in U.S. Treasury securities during the second and third quarters of 2010, when Treasuries outperformed the index. An underweight in mortgage-backed securities also lowered returns.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Bond Plus Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$1,067.10	$1.81
Retirement Class	1,000.00	1,065.73	3.11
Retail Class	1,000.00	1,065.75	3.06
Premier Class	1,000.00	1,066.31	2.59

5% annual hypothetical return
Institutional Class	1,000.00	1,023.31	1.78
Retirement Class	1,000.00	1,022.06	3.04
Retail Class	1,000.00	1,022.11	2.99
Premier Class	1,000.00	1,022.56	2.54

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class, 0.60% for the Retirement Class, 0.59% for the Retail Class and 0.50% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	47

SHORT-TERM BOND FUND

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2010

U.S. Treasury securities	38.5
Corporate bonds	29.0
Foreign government & corporate bonds denominated in U.S. dollars	13.1
U.S. agency securities	11.6
Asset-backed securities	4.1
Mortgage-backed securities & commercial mortgage-backed securities	0.3
Short-term investments	1.9
Other assets & liabilities, net	1.5

Total	100.0

HOLDINGS BY MATURITY

% of fixed-income investments as of 9/30/2010

Less than 1 year	6.4
1–3 years	58.0
3–5 years	31.2
5–10 years	1.6
Over 10 years	2.8

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Short-Term Bond Fund returned 6.05% for the Institutional Class, compared with the 5.15% return of its benchmark, the Barclays Capital U.S. 1–5 Year Government/Credit Bond Index. The table below shows returns for all share classes of the fund.

Full economic recovery proves elusive

From October 2009 through March 2010, the U.S. economy exhibited hopeful signs of emerging from its prolonged downturn. Gross domestic product (GDP), which measures the output of domestic goods and services, rose 5.0% in the fourth quarter of 2009 and 3.7% in the first quarter of 2010. During these months, unemployment gradually fell, from 10.1% to a low for the twelve-month period of 9.5% in June.

          By April, however, the recovery appeared to stall. GDP slid to 1.7% in the second quarter, and monthly job gains were replaced by losses in the third quarter. Consumer spending, the main driver of the U.S. economy, remained constrained by widespread unemployment, lower home values and high levels of personal debt. With the pace of recovery in doubt, the Federal Reserve maintained its target for the federal funds rate within the historically low range of 0% to 0.25%. The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.

Investor uncertainty boosts short-term bonds

For the twelve months, the Barclays Capital U.S. 1–5 Year Government/Credit Bond Index lagged the 8.16% return of the Barclays Capital U.S. Aggregate Bond Index, a measure of the broad U.S. investment-grade, fixed-rate bond market.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Short-Term Bond Fund	1 year	since fund inception

Institutional Class (inception: 3/31/2006)	6.05%	5.07%
Retirement Class (inception: 3/31/2006)	5.79	4.83
Retail Class (inception: 3/31/2006)	5.87	4.96
Premier Class (inception: 9/30/2009)	5.89	5.04	*

Barclays Capital U.S. 1–5 Year Government/Credit Bond Index	5.15	5.74

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

48	2010 Annual Report ▪ TIAA-CREF Funds

The short-term index returned 1.63% for the period’s first half, when investors sought the potentially higher returns of stocks and lower-grade corporate securities. The benchmark gained 3.47% for the second half, when investors turned to the safety of U.S. Treasury securities and the lower volatility of high-quality corporate bonds.

          With investors attempting to balance safety concerns with the search for higher yield, short-term corporate bonds gained 8.3%. The respective 4.4% and 4.1% returns of U.S. Treasury and government-related securities limited the benchmark’s performance. The yield on 2-year Treasury notes fell from 0.95% at the beginning of the period to 0.42% on September 30, 2010. The 5-year Treasury yield declined from 2.31% to 1.27%.

The fund outperforms its benchmark

The Short-Term Bond Fund outperformed its benchmark for the twelve months, primarily because of advantageous sector weightings, relative to those of the index. The most significant positive contribution came from the fund’s positions in short-term asset-backed securities, which are not included in the benchmark. The asset-backed sector of the Barclays Capital aggregate index gained 8.9% for the period. Overweight holdings in top-performing investment-grade corporate bonds also boosted relative results.

          The fund’s relative return was trimmed by underweight positions in U.S. Treasury securities, which rallied during the second and third quarters of 2010 with the investor “flight to quality.” Nevertheless, the Treasury underweight enabled the fund to hold larger positions in corporate bonds and other asset classes that outperformed for the period.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Short-Term Bond Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$1,039.47	$1.53
Retirement Class	1,000.00	1,038.15	2.81
Retail Class	1,000.00	1,038.30	2.66
Premier Class	1,000.00	1,037.68	2.30

5% annual hypothetical return
Institutional Class	1,000.00	1,023.56	1.52
Retirement Class	1,000.00	1,022.31	2.79
Retail Class	1,000.00	1,022.46	2.64
Premier Class	1,000.00	1,022.81	2.28

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.30% for the Institutional Class, 0.55% for the Retirement Class, 0.52% for the Retail Class and 0.45% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	49

HIGH-YIELD FUND

HOLDINGS BY MATURITY

% of portfolio investments as of 9/30/2010

Less than 1 year	2.2
1–3 years	2.7
3–5 years	19.0
5–10 years	67.0
Over 10 years	9.1

Total	100.0

HOLDINGS BY CREDIT QUALITY*

% of portfolio investments as of 9/30/2010

A/A	0.4
Baa/BBB	1.2
Ba/BB	46.9
B/B	45.8
Below B/B	3.5
Short-term investments	2.2

Total	100.0

*	These figures are an average based on credit quality ratings from Moody’s, Standard & Poor’s and Fitch. These ratings are subject to change without notice.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The High-Yield Fund returned 16.41% for the Institutional Class, compared with the 16.77% return of its benchmark, the BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index. The table below shows returns for all share classes of the fund.

Despite one lackluster quarter, high-yield continues to excel

The rebound in the high-yield bond market that began in the first quarter of 2009 continued through the twelve-month period covered by this report. The fund’s benchmark index gained 4.65% for the fourth quarter of 2009 and 4.22% for the first quarter of 2010. The benchmark’s return dropped to 0.31% in the second quarter, when Europe’s sovereign debt problems raised fears of a financial crisis and many investors sought the safety of U.S. Treasury securities.

          However, the announcement by the Federal Reserve in August that it would buy Treasuries in an effort to reduce long-term interest rates helped to spur gains in both the high-yield market and the stock market. The fund’s benchmark rose 6.73% in the third quarter.

          Many companies took advantage of the low-interest rate environment to issue new bonds. The total value of new issuance in the high-yield market during 2010 topped $211 billion at the end of September, versus $181 billion for all of 2009.

          For the twelve months, the fund’s benchmark rose 16.77%, strongly outperforming both the 10.96% return of the broad U.S. stock market, as measured by the Russell 3000® Index, and the 8.16% return of the broad investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

High-Yield Fund*	1 year	since fund inception

Institutional Class (inception: 3/31/2006)	16.41%	7.87%
Retirement Class (inception: 3/31/2006)	16.12	7.59
Retail Class (inception: 3/31/2006)	16.18	7.78
Premier Class (inception: 9/30/2009)	16.23	7.84	†

BofA Merrill Lynch BB-B U.S. Cash Pay High Yield Constrained Index	16.77	7.41

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

†

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

50	2010 Annual Report ▪ TIAA-CREF Funds

Every industry sector posts a solid gain

All 70 industry sectors of the fund’s benchmark posted positive results for the twelve-month period, with returns ranging from 4.1% for the telecommunications equipment sector, reflecting the relatively low risk in that area, to 56.0% for the multi-line insurance sector.

          Lower-quality bonds (CCC and lower) continued to produce the most robust returns. They gained 24.6% for the twelve months, while the BB and B bonds that make up the fund’s benchmark returned 17.6% and 15.2%, respectively.

Sector and security selections trim results slightly

The fund produced a solid absolute return, but it trailed its benchmark—by less than half a percentage point—because of a combination of sector allocations and individual security choices that did not have the intended results.

          The fund’s holdings in the banking and insurance sectors were somewhat smaller than those sectors’ respective sizes within the index. These underweights, while the two sectors were producing solid returns, reduced the fund’s performance relative to its benchmark’s. Several overweight positions in individual bonds, including those of Griffin Coal, also trimmed relative returns slightly.

          These negative effects more than offset the positive contributions from a number of well-performing individual holdings that included International Lease Finance Corporation, VNU Corporation, Ford, Ford Motor Credit Corporation and Smithfield Foods.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

High-Yield Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$1,075.10	$2.08
Retirement Class	1,000.00	1,073.76	3.38
Retail Class	1,000.00	1,073.81	3.17
Premier Class	1,000.00	1,074.29	2.86

5% annual hypothetical return
Institutional Class	1,000.00	1,023.06	2.03
Retirement Class	1,000.00	1,021.81	3.29
Retail Class	1,000.00	1,022.01	3.09
Premier Class	1,000.00	1,022.31	2.79

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.65% for the Retirement Class, 0.61% for the Retail Class and 0.55% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	51

TAX-EXEMPT BOND FUND

HOLDINGS BY MATURITY

% of portfolio investments as of 9/30/2010

Less than 1 year	0.2
1–3 years	1.8
3–5 years	8.0
5–10 years	46.6
Over 10 years	43.4

Total	100.0

HOLDINGS BY CREDIT QUALITY*

% of portfolio investments as of 9/30/2010

Aaa/AAA	12.7
Aa/AA	40.2
A/A	29.1
Baa/BBB	12.3
Ba/BB	1.6
Caa/CCC	0.6
Non-rated	3.5

Total	100.0

*	These figures are an average based on credit quality ratings from Moody’s, Standard & Poor’s and Fitch. These ratings are subject to change without notice.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Tax-Exempt Bond Fund returned 6.75% for the Institutional Class, compared with the 6.62% return of its benchmark, the Barclays Capital 10-Year Municipal Bond Index. The table below shows returns for all share classes of the fund.

The road to economic recovery is bumpy

From October 2009 through March 2010, the U.S. economy appeared to emerge from its prolonged downturn. Gross domestic product (GDP), which measures the output of domestic goods and services, rose 5.0% in the fourth quarter of 2009 and 3.7% in the first quarter of 2010. Unemployment declined, from 10.1% to a low for the twelve months of 9.5% in June.

          In the second quarter, however, GDP slid to 1.7%, and monthly job gains were replaced by losses in the third quarter. With the pace of recovery in doubt, the Federal Reserve maintained its target for the federal funds rate within a range of 0% to 0.25%. The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.

Municipal bonds provide modest gains

For the twelve-month period, the fund’s benchmark lagged the 8.16% return of the Barclays Capital U.S. Aggregate Bond Index, a measure of the broad domestic investment-grade, fixed-rate bond market.

          The benchmark returned 0.11% for the period’s first half, as municipalities struggled with reduced tax revenues, and investors sought higher returns in stocks and lower-quality taxable bonds. When state revenues rose in the second quarter of 2010, some investors turned to municipal bonds. The benchmark gained 6.51% for the last six months of the period.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Tax-Exempt Bond Fund	1 year	since inception

Institutional Class (inception: 3/31/2006)	6.75%	5.61%
Retail Class (inception: 3/31/2006)	6.61	5.51

Barclays Capital 10-Year Municipal Bond Index	6.62	6.30

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

52	2010 Annual Report ▪ TIAA-CREF Funds

          Higher-yielding, lower-rated securities outperformed their higher-quality counterparts. The riskier industrial revenue and hospital sectors posted outsized gains. The issuance of taxable Build America Bonds reduced the volume of long-term, tax-exempt bonds, boosting their returns. Issuing taxable bonds with longer maturities is advantageous to local governments because the federal government partly subsidizes the interest paid to investors on them.

          On September 30, 2010, 10-year, tax-exempt municipal bonds yielded 98% of comparable U.S. Treasury securities, making them an attractive alternative to Treasuries. Although the total volume of new municipal bond issues was slightly higher at period-end than it had been one year earlier, about one-third of these issues were taxable securities.

The fund tops its benchmark

The Tax-Exempt Bond Fund outpaced its benchmark for the period, primarily because of its stronger relative performance in the fourth quarter of 2009. Although municipal bond returns declined during that quarter, the fund’s overweight holdings in industrial revenue bonds served to limit its losses to roughly half those of the benchmark.

          The fund trailed its benchmark for the remainder of the period because of underweight holdings and unfavorable security selections in the transportation sector and in general obligation (GO) bonds. Underweights in California and New York State securities also trimmed relative results. To help improve performance, the fund increased its holdings in GO bonds during the period.

          Positive contributions came from the fund’s overweight investments in well-performing industrial revenue bonds. Overweights in Texas and Puerto Rico bonds boosted relative returns as well.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share class varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Tax-Exempt Bond Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$1,063.50	$1.81
Retail Class	1,000.00	1,062.52	2.74

5% annual hypothetical return
Institutional Class	1,000.00	1,023.31	1.78
Retail Class	1,000.00	1,022.41	2.69

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class and 0.53% for the Retail Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	53

INFLATION-LINKED BOND FUND

HOLDINGS BY MATURITY

% of portfolio investments as of 9/30/2010

Less than 1 year	0.2
1–3 years	15.4
3–5 years	21.7
5–10 years	30.7
10–20-years	27.5
Over 20 years	4.5

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Inflation-Linked Bond Fund returned 9.04% for the Institutional Class, compared with the 8.89% return of its benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L). The table below shows returns for all share classes of the fund.

Full economic recovery proves elusive

From October 2009 through March 2010, the U.S. economy exhibited hopeful signs of emerging from its prolonged downturn. Gross domestic product (GDP), which measures the output of domestic goods and services, rose a robust 5.0% in the fourth quarter of 2009 and 3.7% in the first quarter of 2010. During these months, unemployment gradually fell, from 10.1% to a low for the twelve-month period of 9.5% in June.

          By April, however, the recovery appeared to stall. GDP slid to 1.7% in the second quarter, and monthly job gains were replaced by losses in the third quarter. Consumer spending, the main driver of the U.S. economy, remained constrained by widespread unemployment, lower home values and high levels of personal debt.

Inflation retreats as the economy sputters

During the first half of the period, inflation trended modestly upward as the recovery gained some traction. Oil prices rose from just over $70 a barrel in October 2009 to $84 a barrel six months later.

          When the economy stalled in the period’s second half, prices declined. Oil ended the period at $80 a barrel, and the Consumer Price Index was just 1.1% higher than it had been twelve months earlier.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Inflation-Linked Bond Fund	1 year	5 years		since fund inception

Institutional Class (inception: 10/1/2002)	9.04%	5.18%		5.74%
Retirement Class (inception: 3/31/2006)	8.80	5.01	*	5.63	*
Retail Class (inception: 10/1/2002)	8.84	5.03		5.59
Premier Class (inception: 9/30/2009)	8.89	5.15	*	5.72	*

Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L)	8.89	5.49		6.00

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Retirement and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

54	2010 Annual Report ▪ TIAA-CREF Funds

          Amid these unsettled conditions, the Federal Reserve maintained its target for the federal funds rate within the historically low range of 0% to 0.25%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.) At period-end, the Fed signaled its concern over the possibility of deflation, which could put additional strain on employment and consumer demand.

TIPS lead for the period but trail in the long term

TIPS returned 2.34% for the period’s first half, when investors sought higher returns in stocks and lower-grade corporate bonds. As concern mounted over the pace of economic recovery, investors turned to the safety of U.S. Treasury securities, including TIPS. The index gained 6.40% for the second half.

          For the twelve-month period, TIPS outpaced the 8.16% return of the U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index. However, for the five years ended September 30, 2010, the 5.49% average annual return of the TIPS index lagged the 6.20% average return of the Barclays Capital aggregate index.

The fund tracks its benchmark

Because the fund holds substantially the same portfolio as the benchmark, the discussion of the benchmark’s performance above is applicable to the performance of the fund. Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest rate changes—close to that of its benchmark. This strategy is designed to help the fund more closely track the characteristics of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Inflation-Linked Bond Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$1,066.14	$1.55
Retirement Class	1,000.00	1,065.19	2.85
Retail Class	1,000.00	1,065.37	2.69
Premier Class	1,000.00	1,066.52	2.43

5% annual hypothetical return
Institutional Class	1,000.00	1,023.56	1.52
Retirement Class	1,000.00	1,022.31	2.79
Retail Class	1,000.00	1,022.46	2.64
Premier Class	1,000.00	1,022.71	2.38

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.30% for the Institutional Class, 0.55% for the Retirement Class, 0.52% for the Retail Class and 0.47% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	55

BOND INDEX FUND

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2010

Mortgage-backed securities & commercial mortgage-backed securities	35.5
U.S. Treasury securities	33.4
Corporate bonds	17.2
Foreign government & corporate bonds denominated in U.S. dollars	6.9
U.S. agency securities	5.1
Municipal bonds	0.7
Asset-backed securities	0.5
Short-term investments	1.4
Other assets & liabilities, net	–0.7

Total	100.0

HOLDINGS BY MATURITY

% of fixed-income investments as of 9/30/2010

Less than 1 year	2.0
1–3 years	18.9
3–5 years	18.1
5–10 years	15.6
Over 10 years	45.4

Total	100.0

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Bond Index Fund returned 7.87% for the Institutional Class, compared with the 8.16% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index. The table below shows returns for all share classes of the fund.

Full economic recovery proves elusive

From October 2009 through March 2010, the U.S. economy exhibited hopeful signs of emerging from its prolonged downturn. Gross domestic product (GDP), which measures the output of domestic goods and services, rose a robust 5.0% in the fourth quarter of 2009 and 3.7% in the first quarter of 2010. During these months, unemployment gradually fell, from 10.1% to a low for the twelve-month period of 9.5% in June.

          By April, however, the recovery appeared to stall. GDP slid to 1.7% in the second quarter, and monthly job gains were replaced by losses in the third quarter. Consumer spending, the main driver of the U.S. economy, remained constrained by widespread unemployment, lower home values and high levels of personal debt. With the pace of recovery in doubt, the Federal Reserve maintained its target for the federal funds rate within the historically low range of 0% to 0.25%. The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.

Bonds benefit from investor uncertainty

The Barclays Capital U.S. Aggregate Bond Index, which measures the broad domestic investment-grade, fixed-rate bond market, returned 1.99% for the period’s first half, when the economy appeared to be improving and investors sought the potentially higher returns of stocks and lower-quality corporate bonds, which are not part of the Barclays Capital aggregate index.

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Bond Index Fund	1 year	since fund inception

Institutional Class (inception: 9/14/2009)	7.87%	8.02%
Retirement Class (inception: 9/14/2009)	7.61	7.76
Retail Class (inception: 9/14/2009)	7.51	7.66
Premier Class (inception: 9/30/2009)	7.61	7.77	*

Barclays Capital U.S. Aggregate Bond Index	8.16	8.44

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for this period has not been restated to reflect the higher expenses of the Premier Class. If those higher expenses had been reflected, the performance of the Premier Class shown for this period would have been lower.

56	2010 Annual Report ▪ TIAA-CREF Funds

          In the period’s second half, the index gained 6.05%, as concern mounted over the sovereign debt crisis in Europe and slowing growth in the United States. Investors turned to U.S. Treasury securities and higher-quality corporate bonds.

Corporate bonds outpace Treasuries

With investors attempting to balance safety concerns with the search for higher yield, the small commercial mortgage-backed sector was the period’s top performer, gaining 23.2%. Corporate bonds posted a solid 12.3% return, while asset-backed securities returned 8.9%. Both U.S. Treasury and agency securities underperformed the index for the twelve months, returning 7.3% and 5.7%, respectively.

          During the twelve months, the yield on 2-year Treasury notes fell from 0.95% at the beginning of the period to 0.42% on September 30, 2010. The 10-year yield declined from 3.31% to 2.53%.

The fund lags its benchmark

For the period, the fund’s return trailed that of the Barclays Capital aggregate index partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not.

          Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of the benchmark. This helped the fund more closely track the characteristics of its index. The fund also had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception September 14, 2009)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Bond Index Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$1,061.69	$0.67
Retirement Class	1,000.00	1,060.36	1.96
Retail Class	1,000.00	1,059.77	2.58
Premier Class	1,000.00	1,059.85	1.45

5% annual hypothetical return
Institutional Class	1,000.00	1,024.42	0.66
Retirement Class	1,000.00	1,023.16	1.93
Retail Class	1,000.00	1,022.56	2.54
Premier Class	1,000.00	1,023.66	1.42

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.13% for the Institutional Class, 0.38% for the Retirement Class, 0.50% for the Retail Class and 0.28% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	57

MONEY MARKET FUND

PORTFOLIO COMPOSITION

% of net assets as of 9/30/2010

Commercial paper	41.1
Government & agency debt	28.3
Treasury debt	13.0
Certificate of deposit	9.0
Variable rate notes	5.1
Repurchase agreements	2.1
Bankers’ acceptances	1.2
Other assets & liabilities, net	0.2

Total	100.0

NET ANNUALIZED YIELD

(for the 7 days ended 9/28/2010)*

	Current yield	Effective yield

Money Market Fund
Institutional Class	0.13%	0.13%
Retirement Class†	0.00	0.00
Retail Class†	0.00	0.00
Premier Class†	0.00	0.00
iMoneyNet Money Fund Report Averages—All Taxable	0.04	0.04

The current yield more closely reflects current earnings than does the total return.

*	iMoneyNet reports its 7-day yields as of Tuesday of each week.

†

Beginning August 18, 2009, part or all of the 12b-1 distribution expenses of the Retail Class of the TIAA-CREF Money Market Fund are not being reimbursed to the Fund’s distributor. The Fund’s adviser is also reimbursing certain other fund expenses. Also, part or all of the service fees of the Retirement Class of the TIAA-CREF Money Market Fund are being voluntarily waived. As of October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class of the TIAA-CREF Money Market Fund are being voluntarily waived. Without these changes, the total returns and 7-day current and effective net annualized yields for these share classes would have been lower. This suspension of reimbursement and the addition of waivers are voluntary and may be discontinued at any time without notice.

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

The Money Market Fund returned 0.13% for the Institutional Class, compared with the 0.04% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The iMoneyNet average is not an index, and its return reflects the deduction of expenses charged by the funds included in the average. The table below shows returns for all share classes of the fund.

As the economy falters, the Fed changes course

From October 2009 through March 2010, the U.S. economy seemed to emerge from its prolonged downturn. Gross domestic product (GDP), which measures the output of domestic goods and services, rose 5.0% in the fourth quarter of 2009 and 3.7% in the first quarter of 2010. Unemployment declined, from 10.1% to a low for the twelve months of 9.5% in June.

          By April, the recovery appeared to stall. GDP slid to 1.7% in the second quarter, and monthly job gains were replaced by losses in the third quarter. Consumer spending remained constrained by widespread unemployment, lower home values and high levels of personal debt.

          Early in the period, the Federal Reserve allowed the programs it had created to stimulate liquidity, including its securities purchase program, to lapse on schedule. In August, however, the Fed reversed course, indicating that it would

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Money Market Fund	1 year	5 years		10 years

Institutional Class (inception: 7/1/1999)	0.13%	2.92%		2.66%
Retirement Class (inception: 3/31/2006)†	0.00	2.73	*	2.57	*
Retail Class (inception: 3/31/2006)†	0.00	2.83	*	2.62	*
Premier Class (inception: 9/30/2009)†	0.01	2.90	*	2.65	*

iMoneyNet Money Fund Report Averages—All Taxable	0.04	2.44		2.19

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org. The index returns noted above do not include a deduction for fees or expenses.

An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund will attempt to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

*

The performance shown for the Retirement, Retail and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement, Retail and Premier classes. If those higher expenses had been reflected, the performance of these three classes shown for these periods would have been lower.

†

Beginning August 18, 2009, part or all of the 12b-1 distribution expenses of the Retail Class of the TIAA-CREF Money Market Fund are not being reimbursed to the Fund’s distributor. The Fund’s adviser is also reimbursing certain other fund expenses. Also, part or all of the service fees of the Retirement Class of the TIAA-CREF Money Market Fund are being voluntarily waived. As of October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class of the TIAA-CREF Money Market Fund are being voluntarily waived. Without these changes, the total returns and 7-day current and effective net annualized yields for these share classes would have been lower. This suspension of reimbursement and the addition of waivers are voluntary and may be discontinued at any time without notice.

58	2010 Annual Report ▪ TIAA-CREF Funds

purchase additional U.S. Treasury securities in an effort to lower long-term interest rates and jump-start the economy. The Fed also maintained its target for the federal funds rate within a range of 0% to 0.25%. (The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans.)

LIBOR yields zigzag through the period

As the economy improved, LIBOR yields fell. (LIBOR, an indication of the interest rates that banks expect to pay to other banks for loans on the London market, is the most widely used benchmark for short-term rates.) In the second quarter of 2010, concerns about a sovereign debt crisis in Europe boosted LIBOR yields, making it more expensive for businesses to borrow. When conditions in Europe stabilized, LIBOR yields dropped.

          The one-month LIBOR began and ended the period at about 0.25%. With the probability that the Fed would maintain interest rates at their low levels for the foreseeable future, the twelve-month LIBOR slid from 1.26% on September 30, 2009, to 0.78% at period-end.

The fund balances safety with the search for yield

For relative value and to comply with new SEC regulations for all money market funds, the fund increased its holdings in U.S. Treasury and agency securities. Its investments in high-quality, short-term corporate debt declined as the supply of these securities diminished. Amid unsettled economic conditions in Europe, the fund continued to seek advantageous, though prudent, investments in global banks. To reduce risk and to comply with new SEC regulations for all money market funds, the fund lowered its weighted average maturity to 50 days on September 28, 2010, compared with 44 days for the average iMoneyNet fund.

EXPENSE EXAMPLE

Six months ended September 30, 2010

Money Market Fund	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10– 9/30/10)

Actual return
Institutional Class	$1,000.00	$1,000.61	$0.70
Retirement Class	1,000.00	1,000.00	1.30
Retail Class	1,000.00	1,000.00	1.30
Premier Class	1,000.00	1,000.00	1.35

5% annual hypothetical return
Institutional Class	1,000.00	1,024.37	0.71
Retirement Class	1,000.00	1,023.76	1.32
Retail Class	1,000.00	1,023.76	1.32
Premier Class	1,000.00	1,023.71	1.37

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The fund’s annualized six-month expense ratio for that period was 0.14% for the Institutional Class, 0.26% for the Retirement Class, 0.26% for the Retail Class and 0.27% for the Premier Class. The expense charges of one or more of the fund’s share classes may reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is expected to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2010 Annual Report	59

SUMMARY PORTFOLIO OF INVESTMENTS

GROWTH & INCOME FUND ▪ SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$14,234,053	0.8%

BANKS
757,868		US Bancorp	16,385,106	1.0
1,302,358		Wells Fargo & Co	32,728,258	1.8
		Other	11,228,303	0.7

			60,341,667	3.5

CAPITAL GOODS
174,099		3M Co	15,096,124	0.9
206,535		Boeing Co	13,742,839	0.8
1,818,714		General Electric Co	29,554,102	1.6
216,555		Goodrich Corp	15,966,600	0.9
405,382		Honeywell International, Inc	17,812,485	1.1
		Other	68,890,897	4.2

			161,063,047	9.5

COMMERCIAL & PROFESSIONAL SERVICES			16,082,271	0.9

CONSUMER DURABLES & APPAREL			35,178,386	2.1

CONSUMER SERVICES
255,001		McDonald’s Corp	19,000,125	1.0
		Other	13,931,476	0.9

			32,931,601	1.9

DIVERSIFIED FINANCIALS
1,343,438		Bank of America Corp	17,612,472	1.0
5,740,638	*	Citigroup, Inc	22,388,488	1.3
85,314		Goldman Sachs Group, Inc	12,334,698	0.7
549,804		JPMorgan Chase & Co	20,931,038	1.2
497,948		Morgan Stanley	12,289,357	0.7
		Other	24,111,768	1.4

			109,667,821	6.3

ENERGY
353,515		Chevron Corp	28,652,391	1.7
835,237		Exxon Mobil Corp	51,609,293	3.1
477,477		Halliburton Co	15,790,164	0.9
216,396	*	Newfield Exploration Co	12,429,786	0.7
		Other	46,202,232	2.7

			154,683,866	9.1

FOOD & STAPLES RETAILING
381,505		Wal-Mart Stores, Inc	20,418,147	1.1
		Other	16,807,774	1.1

			37,225,921	2.2

FOOD, BEVERAGE & TOBACCO
530,597		Coca-Cola Co	31,050,537	1.9
393,592		Philip Morris International, Inc	22,049,024	1.3
		Other	46,659,002	2.7

			99,758,563	5.9

HEALTH CARE EQUIPMENT & SERVICES
350,570		Cigna Corp	12,543,395	0.7
282,337	*	Express Scripts, Inc	13,749,811	0.8
		Other	26,934,620	1.6

			53,227,826	3.1

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
503,443		Procter & Gamble Co	$30,191,477	1.8%
		Other	6,559,142	0.4

			36,750,619	2.2

INSURANCE
281,087		ACE Ltd	16,373,318	0.9
304,917		Metlife, Inc	11,724,059	0.7
		Other	23,827,539	1.4

			51,924,916	3.0

MATERIALS
381,200		Du Pont (E.I.) de Nemours & Co	17,009,143	1.0
		Other	38,412,008	2.2

			55,421,151	3.2

MEDIA
409,463	*	Discovery Communications, Inc (Class A)	17,832,114	1.0
316,236		Viacom, Inc (Class B)	11,444,581	0.7
578,735		Walt Disney Co	19,161,915	1.1
		Other	6,097,603	0.4

			54,536,213	3.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
351,747		Abbott Laboratories	18,375,264	1.2
637,867		Bristol-Myers Squibb Co	17,292,575	1.1
330,078		Merck & Co, Inc	12,150,171	0.7
274,208		Novartis AG. (ADR)	15,813,575	0.9
1,613,123		Pfizer, Inc	27,697,323	1.7
		Other	65,204,625	3.7

			156,533,533	9.3

RETAILING
491,058		Home Depot, Inc	15,556,718	1.0
		Other	36,695,708	2.0

			52,252,426	3.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
648,833		Intel Corp	12,477,059	0.8
		Other	14,198,309	0.8

			26,675,368	1.6

SOFTWARE & SERVICES
61,912	*	Google, Inc (Class A)	32,552,711	1.8
168,941		International Business Machines Corp	22,661,746	1.3
1,308,380		Microsoft Corp	32,042,226	1.9
644,774		Oracle Corp	17,312,182	1.0
		Other	64,294,174	3.9

			168,863,039	9.9

TECHNOLOGY HARDWARE & EQUIPMENT
172,662	*	Apple, Inc	48,992,843	3.0
1,251,095	*	Cisco Systems, Inc	27,398,982	1.6
804,458	*	EMC Corp	16,338,542	1.0
561,984		Hewlett-Packard Co	23,642,667	1.4
368,878		Qualcomm, Inc	16,643,775	1.0
		Other	23,545,133	1.4

			156,561,942	9.4

60	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

GROWTH & INCOME FUND ▪ SEPTEMBER 30, 2010

Shares	Company	Value	% of net assets

TELECOMMUNICATION SERVICES
464,091	AT&T, Inc	$13,273,003	0.8%
883,967	Verizon Communications, Inc	28,808,484	1.6
	Other	23,349,744	1.4

		65,431,231	3.8

TRANSPORTATION
168,208	Union Pacific Corp	13,759,414	0.8
372,201	United Parcel Service, Inc (Class B)	24,822,085	1.5
	Other	10,630,820	0.6

		49,212,319	2.9

UTILITIES
232,938	Next Era Energy, Inc	12,669,498	0.7
	Other	35,565,639	2.0

		48,235,137	2.7

	TOTAL COMMON STOCKS
	(Cost $1,598,300,083)	1,696,792,916	99.5

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		7,000,000	0.4

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $7,000,000)	7,000,000	0.4

	TOTAL PORTFOLIO
	(Cost $1,605,300,083)	1,703,792,916	99.9
	OTHER ASSETS & LIABILITIES, NET	2,189,279	0.1

	NET ASSETS	$1,705,982,195	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

* Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	61

SUMMARY PORTFOLIO OF INVESTMENTS

INTERNATIONAL EQUITY FUND ▪ SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUSTRALIA
6,091,343		Brambles Ltd	$36,915,161	1.6%
		Other	21,286	0.0

			36,936,447	1.6

BELGIUM
712,114		InBev NV	41,889,573	1.8

			41,889,573	1.8

CHINA
18,594,479		China South Locomotive and Rolling Stock Corp	17,590,684	0.8
12,034,979		CNOOC Ltd	23,328,984	1.0
41,052,380		Nine Dragons Paper Holdings Ltd	71,111,568	3.1

			112,031,236	4.9

FINLAND
1,976,894		Fortum Oyj	51,717,076	2.2

			51,717,076	2.2

FRANCE
387,040		Carrefour S.A.	20,796,632	0.9
		Other	1,002,080	0.0

			21,798,712	0.9

GERMANY
1,848,273		Bayer AG.	128,880,545	5.5
872,746		Deutsche Boerse AG.	58,233,355	2.5
1,834,980		Henkel KGaA (Preference)	98,560,561	4.4
2,951,264		Lanxess AG.	161,696,893	7.1
653,588		Rheinmetall AG.	43,213,696	1.9

			490,585,050	21.4

HONG KONG
28,010,759		Li & Fung Ltd	157,583,873	6.8
13,132,000		Trinity Ltd	12,846,218	0.6

			170,430,091	7.4

INDIA
1,337,345		HDFC Bank Ltd	74,087,456	3.2

			74,087,456	3.2

INDONESIA
7,638,450		Bank Rakyat Indonesia	8,558,487	0.4

			8,558,487	0.4

ITALY
595,007		Saipem S.p.A.	23,831,395	1.0

			23,831,395	1.0

JAPAN
67,700		Canon, Inc	3,158,739	0.1
136,697		Kao Corp	3,330,638	0.2
127,107		Mitsubishi Corp	3,016,279	0.1
987,984		Mitsubishi Electric Corp	8,497,514	0.4
4,894,647		Mitsubishi UFJ Financial Group, Inc	22,808,070	1.0
247,950		Mitsubishi UFJ Lease & Finance Co Ltd	8,717,456	0.4
3,911,000	*	NTN Corp	16,865,836	0.7
101,895		ORIX Corp	7,787,375	0.3
206,950		Ryohin Keikaku Co Ltd	6,941,303	0.3

Shares		Company	Value	% of net assets

JAPAN (continued)
134,500		Seven & I Holdings Co Ltd	$3,151,437	0.1%
289,350		Sumitomo Corp	3,729,523	0.2
263,447		Sumitomo Mitsui Financial Group, Inc	7,674,929	0.3
8,063,000		Teijin Ltd	26,657,738	1.2
931,800		THK Co Ltd	17,457,298	0.8
185,461		Toyo Suisan Kaisha Ltd	3,823,411	0.2
		Other	28,714,856	1.2

			172,332,402	7.5

MACAU
57,640,591	*,f	Sands China Ltd	104,006,170	4.5

			104,006,170	4.5

NETHERLANDS			2,211,392	0.1

SINGAPORE			175	0.0

SWEDEN
2,517,104		Alfa Laval AB	44,103,048	1.9
2,717,402		Assa Abloy AB (Class B)	68,536,254	3.0
2,404,918		SKF AB (B Shares)	55,303,106	2.5

			167,942,408	7.4

SWITZERLAND
2,377,634		Adecco S.A.	124,247,195	5.4
163,833		Bellevue Group AG.	5,418,585	0.2
111,155		Burckhardt Compression Holding AG.	24,637,011	1.1
107,889		Givaudan S.A.	110,233,100	4.8
225,985		Phonak Holding AG.	27,597,008	1.2
863,710	a	Tecan Group AG.	58,582,681	2.5
2,022,671	*	UBS A.G. (Switzerland)	34,333,844	1.5

			385,049,424	16.7

TAIWAN			2,841,107	0.1

UNITED KINGDOM
15,285,963		ICAP plc	103,614,845	4.6
2,392,707		Imperial Tobacco Group plc	71,302,577	3.1
1,597,015		Reckitt Benckiser Group plc	87,831,334	3.8
160,444		Rio Tinto plc	9,378,459	0.4
5,734,324		Smiths Group plc	109,808,083	4.7
1,315,702		Tullow Oil plc	26,331,483	1.1
710,853	*	Wolseley plc	17,855,690	0.8

			426,122,471	18.5

		TOTAL COMMON STOCKS
		(Cost $2,087,686,559)	2,292,371,072	99.6

		TOTAL PORTFOLIO
		(Cost $2,087,686,559)	2,292,371,072	99.6
		OTHER ASSETS & LIABILITIES, NET	9,255,436	0.4

		NET ASSETS	$2,301,626,508	100.0%

*	Non-income producing.

a	Affiliated holding.

f	Restricted security.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific industry categories in following its investment limitations on industry concentrations.

62	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY OF MARKET VALUES BY SECTOR

INTERNATIONAL EQUITY FUND ▪ SEPTEMBER 30, 2010

Sector	Value	% of net assets

INDUSTRIALS	$603,335,286	26.2%
MATERIALS	381,447,305	16.5
FINANCIALS	335,027,985	14.6
CONSUMER STAPLES	330,686,163	14.4
CONSUMER DISCRETIONARY	289,378,201	12.6
HEALTH CARE	218,409,437	9.5
ENERGY	75,875,184	3.3
UTILITIES	51,717,076	2.2
INFORMATION TECHNOLOGY	6,494,435	0.3
OTHER ASSETS & LIABILITIES, NET	9,255,436	0.4

TOTAL NET ASSETS	$2,301,626,508	100.0%

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	63

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP GROWTH FUND ▪ SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
582,616		Johnson Controls, Inc	$17,769,788	2.0%
		Other	5,836,693	0.7

			23,606,481	2.7

BANKS
398,059		Wells Fargo & Co	10,003,223	1.1

			10,003,223	1.1

CAPITAL GOODS
134,403		Boeing Co	8,943,176	1.0
116,330		Cummins, Inc	10,537,171	1.2
423,064		Danaher Corp	17,180,629	2.0
422,774		Emerson Electric Co	22,263,278	2.6
97,597		Precision Castparts Corp	12,428,978	1.5
148,848		Roper Industries, Inc	9,701,913	1.1
71,774		Schneider Electric S.A.	9,100,650	1.0
		Other	13,665,366	1.5

			103,821,161	11.9

CONSUMER DURABLES & APPAREL
102,156		Nike, Inc (Class B)	8,186,782	0.9
		Other	9,912,336	1.1

			18,099,118	2.0

CONSUMER SERVICES
177,189		Starwood Hotels & Resorts Worldwide, Inc	9,311,282	1.1
247,983		Yum! Brands, Inc	11,422,097	1.3
		Other	4,451,094	0.5

			25,184,473	2.9

DIVERSIFIED FINANCIALS
56,627		Goldman Sachs Group, Inc	8,187,131	0.9
278,611		NYSE Euronext	7,959,916	0.9
		Other	2,632,912	0.3

			18,779,959	2.1

ENERGY
123,867	*	Concho Resources, Inc	8,196,279	0.9
204,636		National Oilwell Varco, Inc	9,100,163	1.0
181,887		Occidental Petroleum Corp	14,241,753	1.7
243,997		Petroleo Brasileiro S.A. (ADR)	8,849,771	1.0
145,129		Schlumberger Ltd	8,941,398	1.0
		Other	7,239,340	0.8

			56,568,704	6.4

FOOD, BEVERAGE & TOBACCO
151,901		InBev NV	8,935,463	1.0
		Other	6,402,986	0.7

			15,338,449	1.7

HEALTH CARE EQUIPMENT & SERVICES
372,808	*	Express Scripts, Inc	18,155,750	2.1
28,823	*	Intuitive Surgical, Inc	8,178,238	0.9
		Other	8,747,700	1.0

			35,081,688	4.0

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
560,034		Avon Products, Inc	$17,982,692	2.1%
		Other	8,024,637	0.9

			26,007,329	3.0

INSURANCE
193,192		Aflac, Inc	9,989,958	1.1

			9,989,958	1.1

MATERIALS			7,164,464	0.8

MEDIA
212,476	*	Discovery Communications, Inc (Class A)	9,253,330	1.1
592,701		Omnicom Group, Inc	23,399,835	2.6
611,984		Walt Disney Co	20,262,790	2.3
		Other	6,155,702	0.7

			59,071,657	6.7

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
451,025	*	Celgene Corp	25,983,550	2.9
302,081		Novartis AG. (ADR)	17,421,012	1.9
106,281		Novo Nordisk A.S. (ADR)	10,462,302	1.2
500,538		Pfizer, Inc	8,594,237	1.0
204,898	*	Watson Pharmaceuticals, Inc	8,669,234	1.0
		Other	10,634,923	1.2

			81,765,258	9.2

RETAILING
102,547	*	Amazon.com, Inc	16,106,032	1.9
515,734	*	Dollar General Corp	15,085,220	1.7
624,679		Lowe’s Cos, Inc	13,924,095	1.6
		Other	10,915,328	1.2

			56,030,675	6.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
247,846		Broadcom Corp (Class A)	8,771,270	0.9
432,940	*	Marvell Technology Group Ltd	7,580,779	0.9
		Other	11,927,744	1.4

			28,279,793	3.2

SOFTWARE & SERVICES
145,896	*	Baidu, Inc (ADR)	14,971,848	1.7
66,422	*	Google, Inc (Class A)	34,924,023	4.0
511,762	*	Intuit, Inc	22,420,293	2.6
59,936		Mastercard, Inc (Class A)	13,425,664	1.5
325,160		Oracle Corp	8,730,546	1.0
		Other	17,109,835	1.9

			111,582,209	12.7

TECHNOLOGY HARDWARE & EQUIPMENT
185,930	*	Apple, Inc	52,757,637	6.1
1,815,047	*	Cisco Systems, Inc	39,749,529	4.4
434,712	*	EMC Corp	8,829,001	1.0
427,247		Hewlett-Packard Co	17,974,281	2.0
573,127	*	Juniper Networks, Inc	17,394,404	2.0
420,042		Qualcomm, Inc	18,952,295	2.2
		Other	13,535,186	1.6

			169,192,333	19.3

64	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP GROWTH FUND ▪ SEPTEMBER 30, 2010

Shares	Company	Value	% of net assets

TRANSPORTATION
172,897	United Parcel Service, Inc (Class B)	$11,530,501	1.3%

		11,530,501	1.3

	TOTAL COMMON STOCKS
	(Cost $796,986,894)	867,097,433	98.5

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
$10,000,000	Federal Home Loan Bank (FHLB) 10/01/10	10,000,000	1.1

		10,000,000	1.1

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $10,000,000)	10,000,000	1.1

	TOTAL PORTFOLIO
	(Cost $806,986,894)	877,097,433	99.6
	OTHER ASSETS & LIABILITIES, NET	3,481,137	0.4

	NET ASSETS	$880,578,570	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

* Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	65

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP VALUE FUND ▪ SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
1,176,918	*	American Axle & Manufacturing Holdings, Inc	$10,615,800	0.7%
		Other	3,940,172	0.2

			14,555,972	0.9

BANKS
869,484		US Bancorp	18,798,244	1.2
1,629,524		Wells Fargo & Co	40,949,939	2.5
		Other	36,918,970	2.3

			96,667,153	6.0

CAPITAL GOODS
174,305		Boeing Co	11,598,255	0.8
296,502		Danaher Corp	12,040,946	0.7
1,805,755		General Electric Co	29,343,518	1.8
253,359		Honeywell International, Inc	11,132,594	0.8
543,046		Textron, Inc	11,165,026	0.7
		Other	60,503,478	3.8

			135,783,817	8.6

COMMERCIAL & PROFESSIONAL SERVICES			8,689,780	0.5

CONSUMER DURABLES & APPAREL			20,213,465	1.3

CONSUMER SERVICES			23,862,564	1.5

DIVERSIFIED FINANCIALS
2,853,413		Bank of America Corp	37,408,245	2.3
7,767,309	*	Citigroup, Inc	30,292,505	1.9
104,222		Goldman Sachs Group, Inc	15,068,418	1.0
736,681	*	IPATH S&P 500 VIX S	12,759,315	0.8
586,319		JPMorgan Chase & Co	22,321,164	1.4
352,459		State Street Corp	13,273,606	0.8
		Other	44,126,265	2.8

			175,249,518	11.0

ENERGY
122,856		Apache Corp	12,010,403	0.8
298,883		Baker Hughes, Inc	12,732,416	0.8
337,255		Chevron Corp	27,334,518	1.6
477,985		Marathon Oil Corp	15,821,304	1.0
264,848		Occidental Petroleum Corp	20,737,598	1.3
915,820	*	Weatherford International Ltd	15,660,522	1.0
		Other	60,609,119	3.8

			164,905,880	10.3

FOOD & STAPLES RETAILING			18,013,322	1.1

FOOD, BEVERAGE & TOBACCO
574,879		Altria Group, Inc	13,808,594	0.9
370,508		Coca-Cola Co	21,682,128	1.4
833,736		Kraft Foods, Inc (Class A)	25,729,093	1.6
		Other	14,770,328	0.9

			75,990,143	4.8

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
2,920,573	*	Boston Scientific Corp	$17,903,112	1.1%
753,400		UnitedHealth Group, Inc	26,451,874	1.6
		Other	19,456,511	1.3

			63,811,497	4.0

HOUSEHOLD & PERSONAL PRODUCTS
685,622		Procter & Gamble Co	41,116,752	2.6
		Other	10,641,854	0.7

			51,758,606	3.3

INSURANCE
232,771		ACE Ltd	13,558,911	0.8
506,408		Metlife, Inc	19,471,387	1.1
202,810		Prudential Financial, Inc	10,988,246	0.7
200,476		Travelers Cos, Inc	10,444,800	0.7
		Other	22,095,824	1.5

			76,559,168	4.8

MATERIALS
325,776		Sonoco Products Co	10,893,949	0.7
175,204		Walter Energy, Inc	14,242,333	0.9
		Other	32,817,904	2.1

			57,954,186	3.7

MEDIA
589,278		Comcast Corp (Class A)	10,654,146	0.7
354,016		Walt Disney Co	11,721,470	0.7
		Other	25,460,455	1.6

			47,836,071	3.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
260,379	*	Amgen, Inc	14,349,487	0.9
664,180		Bristol-Myers Squibb Co	18,005,920	1.1
715,728		Merck & Co, Inc	26,345,948	1.7
3,073,812		Pfizer, Inc	52,777,352	3.2
352,856		Sanofi-Aventis S.A. (ADR)	11,732,462	0.7
276,861	*	Watson Pharmaceuticals, Inc	11,713,989	0.7
		Other	44,805,653	2.8

			179,730,811	11.1

REAL ESTATE			34,405,657	2.2

RETAILING			23,722,621	1.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			14,368,802	0.9

SOFTWARE & SERVICES
596,119	*	AOL, Inc	14,753,945	0.9
613,141	*	eBay, Inc	14,960,641	1.0
505,171		Microsoft Corp	12,371,638	0.8
		Other	15,796,779	1.0

			57,883,003	3.7

TECHNOLOGY HARDWARE & EQUIPMENT
269,296		Hewlett-Packard Co	11,329,283	0.6
1,733,385		Xerox Corp	17,940,535	1.1
		Other	30,376,426	2.0

			59,646,244	3.7

66	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP VALUE FUND ▪ SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

TELECOMMUNICATION SERVICES
1,352,383		AT&T, Inc	$38,678,154	2.3%
999,544	*	MetroPCS Communications, Inc	10,455,230	0.7
2,417,540	*	Sprint Nextel Corp	11,193,210	0.7
917,726		Verizon Communications, Inc	29,908,690	1.9
		Other	11,687,708	0.8

			101,922,992	6.4

TRANSPORTATION			12,503,511	0.8

UTILITIES
3,536,046	*	Reliant Energy, Inc	12,552,963	0.8
		Other	67,379,584	4.2

			79,932,547	5.0

		TOTAL COMMON STOCKS
		(Cost $1,625,909,910)	1,595,967,330	100.1

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		$1,000,000	0.1%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,000,000)	1,000,000	0.1

	TOTAL PORTFOLIO
	(Cost $1,626,909,910)	1,596,967,330	100.2
	OTHER ASSETS & LIABILITIES, NET	(3,839,274)	(0.2)

	NET ASSETS	$1,593,128,056	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

* Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	67

SUMMARY PORTFOLIO OF INVESTMENTS

MID-CAP GROWTH FUND ▪ SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$6,902,049	0.7%

BANKS			5,546,193	0.6

CAPITAL GOODS
102,713		Cummins, Inc	9,303,744	1.0
111,976		Goodrich Corp	8,255,990	0.9
148,390		Joy Global, Inc	10,434,784	1.0
158,652		TransDigm Group, Inc	9,844,357	1.1
		Other	60,019,107	6.4

			97,857,982	10.4

COMMERCIAL & PROFESSIONAL SERVICES			26,763,627	2.9

CONSUMER DURABLES & APPAREL
225,997		Coach, Inc	9,708,831	1.0
300,191	*	Hanesbrands, Inc	7,762,939	0.8
261,316		Jarden Corp	8,134,767	0.8
109,822		Polo Ralph Lauren Corp (Class A)	9,868,605	1.1
172,009		Tupperware Corp	7,871,132	0.8
		Other	17,504,045	1.9

			60,850,319	6.4

CONSUMER SERVICES
208,205		Starwood Hotels & Resorts Worldwide, Inc	10,941,173	1.2
		Other	18,042,844	1.9

			28,984,017	3.1

DIVERSIFIED FINANCIALS
102,214	*	Affiliated Managers Group, Inc	7,973,714	0.8
782,839		iShares Russell Midcap Growth Index Fund	39,001,039	4.1
144,371		T Rowe Price Group, Inc	7,227,934	0.8
		Other	15,789,016	1.6

			69,991,703	7.3

ENERGY
147,134	*	Concho Resources, Inc	9,735,856	1.0
193,469		Crescent Point Energy Corp	7,128,399	0.8
492,048	*	Denbury Resources, Inc	7,818,642	0.8
123,913		Schlumberger Ltd	7,634,279	0.8
369,927		Tullow Oil plc	7,403,445	0.8
		Other	12,463,789	1.3

			52,184,410	5.5

FOOD & STAPLES RETAILING			2,889,125	0.3

FOOD, BEVERAGE & TOBACCO
104,004		Lorillard, Inc	8,352,561	0.9
		Other	14,294,314	1.5

			22,646,875	2.4

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
187,255	*	Emergency Medical Services Corp (Class A)	$9,971,329	1.1%
126,725	*	Hospira, Inc	7,224,592	0.8
148,588	*	Humana, Inc	7,465,061	0.8
31,246	*	Intuitive Surgical, Inc	8,865,739	0.8
202,265	*	Sirona Dental Systems, Inc	7,289,631	0.8
203,314	*	Thoratec Corp	7,518,552	0.8
		Other	36,297,784	3.9

			84,632,688	9.0

HOUSEHOLD & PERSONAL PRODUCTS			11,454,498	1.2

MATERIALS
100,359		CF Industries Holdings, Inc	9,584,285	1.0
204,994		Ecolab, Inc	10,401,395	1.2
136,976		Walter Energy, Inc	11,134,779	1.1
		Other	33,414,285	3.6

			64,534,744	6.9

MEDIA
192,380	*	Discovery Communications, Inc (Class C)	7,346,992	0.8
		Other	10,420,009	1.1

			17,767,001	1.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
144,290	*	Illumina, Inc	7,099,068	0.8
195,829	*	Life Technologies Corp	9,143,256	0.9
		Other	27,543,212	2.9

			43,785,536	4.6

REAL ESTATE			9,405,744	1.0

RETAILING
458,071	*	LKQ Corp	9,527,877	1.0
155,438	*	O’Reilly Automotive, Inc	8,269,301	0.8
20,371	*	Priceline.com, Inc	7,096,034	0.8
		Other	45,567,960	4.9

			70,461,172	7.5

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
277,248	*	Cavium Networks, Inc	7,973,652	0.8
143,193	*	Cree, Inc	7,773,948	0.8
73,580	*	First Solar, Inc	10,842,012	1.2
		Other	33,668,474	3.6

			60,258,086	6.4

SOFTWARE & SERVICES
111,739	*	Alliance Data Systems Corp	7,292,087	0.8
440,181	*	Ariba, Inc	8,319,421	0.9
248,957	*	Autodesk, Inc	7,959,155	0.8
200,904	*	BMC Software, Inc	8,132,594	0.9
76,878	*	Equinix, Inc	7,868,463	0.8
562,319	*	Nuance Communications, Inc	8,794,668	0.9
404,157	*	Rackspace Hosting, Inc	10,499,999	1.2
		Other	71,152,436	7.4

			130,018,823	13.7

68	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MID-CAP GROWTH FUND ▪ SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
204,736	*	NetApp, Inc	$10,193,805	1.1%
331,882	*	Netezza Corp	8,944,220	0.9
237,300		Plantronics, Inc	8,015,994	0.9
		Other	27,600,775	2.9

			54,754,794	5.8

TELECOMMUNICATION SERVICES
229,242	*	SBA Communications Corp (Class A)	9,238,453	1.0

			9,238,453	1.0

TRANSPORTATION
306,592	*	UAL Corp	7,244,769	0.8

			7,244,769	0.8

		TOTAL COMMON STOCKS
		(Cost $820,292,899)	938,172,608	99.4

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
$8,000,000	Federal Home Loan Bank (FHLB) 10/01/10	$8,000,000	0.8%

		8,000,000	0.8

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $8,000,000)	8,000,000	0.8

	TOTAL PORTFOLIO
	(Cost $828,292,899)	946,172,608	100.2
	OTHER ASSETS & LIABILITIES, NET	(1,647,628)	(0.2)

	NET ASSETS	$944,524,980	100.0%

* Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	69

SUMMARY PORTFOLIO OF INVESTMENTS

MID-CAP VALUE FUND ▪ SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$35,913,700	1.7%

BANKS
360,000		Comerica, Inc	13,374,000	0.6
3,300,000		Huntington Bancshares, Inc	18,711,000	0.9
1,650,000		Regions Financial Corp	11,995,500	0.6
505,000		SunTrust Banks, Inc	13,044,150	0.6
980,584		TCF Financial Corp	15,875,655	0.8
		Other	47,697,560	2.3

			120,697,865	5.8

CAPITAL GOODS
610,000		KBR, Inc	15,030,400	0.8
		Other	121,516,499	5.9

			136,546,899	6.7

COMMERCIAL & PROFESSIONAL SERVICES
469,763		Republic Services, Inc	14,323,074	0.7
		Other	3,707,000	0.2

			18,030,074	0.9

CONSUMER DURABLES & APPAREL			39,737,994	1.9

CONSUMER SERVICES			25,234,036	1.2

DIVERSIFIED FINANCIALS
1,050,000		Discover Financial Services	17,514,000	0.8
670,000		Invesco Ltd	14,224,100	0.7
		Other	35,184,930	1.7

			66,923,030	3.2

ENERGY
214,000	*	Concho Resources, Inc	14,160,380	0.7
200,000		Noble Energy, Inc	15,018,000	0.7
560,000	*	Pride International, Inc	16,480,800	0.9
820,000		Spectra Energy Corp	18,490,999	1.0
		Other	147,330,396	7.0

			211,480,575	10.3

FOOD & STAPLES RETAILING			4,765,200	0.2

FOOD, BEVERAGE & TOBACCO
265,000		H.J. Heinz Co	12,553,050	0.7
225,000		Lorillard, Inc	18,069,750	0.8
		Other	73,882,799	3.5

			104,505,599	5.0

HEALTH CARE EQUIPMENT & SERVICES
178,000	*	Edwards Lifesciences Corp	11,934,900	0.6
750,000	*	Healthsouth Corp	14,400,000	0.6
1,030,000		SSL International plc	18,736,746	0.8
		Other	45,773,300	2.3

			90,844,946	4.3

Shares		Company	Value	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
525,000		Alberto-Culver Co	$19,766,250	0.9%
340,000	*	NBTY, Inc	18,693,200	0.9
		Other	8,008,014	0.4

			46,467,464	2.2

INSURANCE
490,000		Marsh & McLennan Cos, Inc	11,818,800	0.6
154,000		PartnerRe Ltd	12,347,720	0.6
195,000		RenaissanceRe Holdings Ltd	11,692,200	0.6
960,000		XL Capital Ltd	20,793,600	1.1
		Other	120,707,307	5.7

			177,359,627	8.6

MATERIALS
1,162,448		MacArthur Coal Ltd	13,179,403	0.6
505,000	*	WR Grace & Co	14,109,700	0.8
		Other	132,891,835	6.3

			160,180,938	7.7

MEDIA
990,000		CBS Corp (Class B)	15,701,400	0.7
690,000		DISH Network Corp (Class A)	13,220,400	0.6
1,200,000	*	Interpublic Group of Cos, Inc	12,036,000	0.6
		Other	28,527,842	1.4

			69,485,642	3.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
194,177		Shire plc (ADR)	13,064,229	0.6
		Other	58,958,585	2.9

			72,022,814	3.5

REAL ESTATE
1,103,441		Annaly Mortgage Management, Inc	19,420,561	1.0
232,000		Boston Properties, Inc	19,283,840	0.9
350,000		Equity Residential	16,649,500	0.8
225,654		Vornado Realty Trust	19,300,186	1.0
		Other	87,354,070	4.2

			162,008,157	7.9

RETAILING
565,000		Limited Brands, Inc	15,130,700	0.7
730,000		Macy’s, Inc	16,855,700	0.8
		Other	42,743,450	2.1

			74,729,850	3.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			23,694,747	1.1

SOFTWARE & SERVICES
253,655		Computer Sciences Corp	11,668,130	0.5
		Other	38,056,785	1.9

			49,724,915	2.4

TECHNOLOGY HARDWARE & EQUIPMENT
2,080,000		Xerox Corp	21,528,000	1.0
		Other	14,504,396	0.7

			36,032,396	1.7

70	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MID-CAP VALUE FUND ▪ SEPTEMBER 30, 2010

Shares	Company	Value	% of net assets

TELECOMMUNICATION SERVICES
448,000	CenturyTel, Inc	$17,678,080	0.9%
1,905,000	Frontier Communications Corp	15,563,850	0.7
2,725,000	Qwest Communications International, Inc	17,085,750	0.8
	Other	14,897,900	0.7

		65,225,580	3.1

TRANSPORTATION		39,902,615	2.0

UTILITIES
850,000	Centerpoint Energy, Inc	13,362,000	0.6
330,000	Edison International	11,348,700	0.5
285,000	PG&E Corp	12,944,700	0.6
490,000	PPL Corp	13,342,700	0.6
360,000	Progress Energy, Inc	15,991,200	0.9
345,000	Public Service Enterprise Group, Inc	11,412,600	0.5
305,000	Sempra Energy	16,409,000	0.8
715,000	Xcel Energy, Inc	16,423,550	0.9
	Other	96,076,680	4.5

		207,311,130	9.9

	TOTAL COMMON STOCKS
	(Cost $1,856,838,908)	2,038,825,793	98.2

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
$38,000,000	Federal Home Loan Bank (FHLB) 10/01/10	$38,000,000	1.8%

		38,000,000	1.8

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $38,000,000)	38,000,000	1.8

	TOTAL PORTFOLIO
	(Cost $1,894,838,908)	2,076,825,793	100.0
	OTHER ASSETS & LIABILITIES, NET	590,943	0.0

	NET ASSETS	$2,077,416,736	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

* Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	71

SUMMARY PORTFOLIO OF INVESTMENTS

SMALL-CAP EQUITY FUND ▪ SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$10,834,000	1.1%

BANKS
109,815	*	SVB Financial Group	4,647,370	0.6
		Other	59,741,784	6.0

			64,389,154	6.6

CAPITAL GOODS
78,346		A.O. Smith Corp	4,535,450	0.5
180,110		Applied Industrial Technologies, Inc	5,511,365	0.5
177,170	*,d	EMCOR Group, Inc	4,356,609	0.4
117,500		Lindsay Manufacturing Co	5,090,099	0.5
238,234		Quanex Building Products Corp	4,114,301	0.4
		Other	60,275,858	6.4

			83,883,682	8.7

COMMERCIAL & PROFESSIONAL SERVICES
177,921		Brink’s Co	4,092,183	0.5
		Other	14,758,755	1.5

			18,850,938	2.0

CONSUMER DURABLES & APPAREL
87,300	*	Deckers Outdoor Corp	4,361,507	0.4
		Other	38,605,197	4.1

			42,966,704	4.5

CONSUMER SERVICES
156,900	*	Cheesecake Factory	4,153,142	0.4
158,600		Sotheby’s (Class A)	5,839,653	0.6
		Other	23,020,957	2.5

			33,013,752	3.5

DIVERSIFIED FINANCIALS
256,422	*	PHH Corp	5,400,247	0.5
		Other	20,947,380	2.2

			26,347,627	2.7

ENERGY
322,848	*	McMoRan Exploration Co	5,556,214	0.5
		Other	44,911,578	4.7

			50,467,792	5.2

FOOD & STAPLES RETAILING			9,912,033	1.0

FOOD, BEVERAGE & TOBACCO			11,477,330	1.2

HEALTH CARE EQUIPMENT & SERVICES
86,745	*	Magellan Health Services, Inc	4,097,834	0.5
148,454		Owens & Minor, Inc	4,225,001	0.5
155,436		STERIS Corp	5,163,585	0.6
		Other	52,314,119	5.2

			65,800,539	6.8

HOUSEHOLD & PERSONAL PRODUCTS
176,818		Nu Skin Enterprises, Inc (Class A)	5,092,358	0.5
		Other	3,509,658	0.4

			8,602,016	0.9

Shares		Company	Value	% of net assets

INSURANCE
252,572		Horace Mann Educators Corp	$4,490,730	0.5%
314,413		Montpelier Re Holdings Ltd	5,445,632	0.7
122,244		Platinum Underwriters Holdings Ltd	5,320,059	0.6
		Other	20,849,708	2.0

			36,106,129	3.8

MATERIALS
56,576	*	Clearwater Paper Corp	4,304,302	0.5
943,510	*	Golden Star Resources Ltd	4,660,939	0.5
74,441		Minerals Technologies, Inc	4,386,064	0.5
346,704	*	PolyOne Corp	4,191,651	0.4
169,290	*	WR Grace & Co	4,729,964	0.4
		Other	29,119,242	3.1

			51,392,162	5.4

MEDIA			11,064,456	1.2

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
324,059	*	Bruker BioSciences Corp	4,546,547	0.6
159,577		Medicis Pharmaceutical Corp (Class A)	4,731,459	0.6
		Other	53,175,365	5.4

			62,453,371	6.6

REAL ESTATE
100,850		Equity Lifestyle Properties, Inc	5,494,308	0.6
158,092		Highwoods Properties, Inc	5,133,247	0.5
197,600		LaSalle Hotel Properties	4,621,864	0.5
97,171		Mid-America Apartment Communities, Inc	5,663,126	0.7
191,552		Omega Healthcare Investors, Inc	4,300,342	0.4
		Other	44,521,188	4.5

			69,734,075	7.2

RETAILING
219,472	*	AnnTaylor Stores Corp	4,442,112	0.4
		Other	29,731,047	3.2

			34,173,159	3.6

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
134,226	*	Veeco Instruments, Inc	4,680,462	0.5
		Other	29,478,590	3.1

			34,159,052	3.6

SOFTWARE & SERVICES
196,724	*	Commvault Systems, Inc	5,120,727	0.5
72,535		MAXIMUS, Inc	4,466,705	0.5
170,994	*	Quest Software, Inc	4,204,742	0.4
145,944	*	Sourcefire, Inc	4,209,026	0.4
328,300	*	TIBCO Software, Inc	5,824,043	0.7
167,931	*	Unisys Corp	4,685,275	0.5
163,100	*	VeriFone Holdings, Inc	5,067,517	0.5
		Other	51,647,432	5.4

			85,225,467	8.9

72	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SMALL-CAP EQUITY FUND ▪ SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
116,000	*	Acme Packet, Inc	$4,401,040	0.5%
176,550	*	InterDigital, Inc	5,227,646	0.5
178,855		Plantronics, Inc	6,041,723	0.6
104,880	*	Riverbed Technology, Inc	4,780,430	0.5
		Other	49,777,837	5.2

			70,228,676	7.3

TELECOMMUNICATION SERVICES			9,122,082	1.0

TRANSPORTATION			28,138,975	2.9

UTILITIES
128,230		Idacorp, Inc	4,606,022	0.5
100,630		Nicor, Inc	4,610,867	0.5
248,865		Portland General Electric Co	5,046,982	0.6
168,061		Southwest Gas Corp	5,645,168	0.6
126,868		Unisource Energy Corp	4,241,197	0.4
119,955		WGL Holdings, Inc	4,531,900	0.5
		Other	9,688,529	1.0

			38,370,665	4.1

		TOTAL COMMON STOCKS
		(Cost $890,494,886)	956,713,836	99.8

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		$2,000,000	0.2%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,000,000)	2,000,000	0.2

	TOTAL PORTFOLIO
	(Cost $892,494,886)	958,713,836	100.0
	OTHER ASSETS & LIABILITIES, NET	(134,449)	0.0

	NET ASSETS	$958,579,387	100.0%

*	Non-income producing.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	73

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP GROWTH INDEX FUND  ▪  SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
325,278	*	Ford Motor Co	$3,981,403	0.7%
		Other	4,264,638	0.7

			8,246,041	1.4

BANKS			125,530	0.0

CAPITAL GOODS
69,548		3M Co	6,030,507	1.0
59,965		Boeing Co	3,990,071	0.6
61,269		Caterpillar, Inc	4,820,644	0.8
39,116		Deere & Co	2,729,514	0.5
73,459		Emerson Electric Co	3,868,350	0.7
241,586		General Electric Co	3,925,773	0.7
74,728		Honeywell International, Inc	3,283,548	0.6
83,180		United Technologies Corp	5,924,912	1.0
		Other	25,704,182	4.4

			60,277,501	10.3

COMMERCIAL & PROFESSIONAL SERVICES			3,611,232	0.7

CONSUMER DURABLES & APPAREL
35,103		Nike, Inc (Class B)	2,813,154	0.5
		Other	5,208,428	0.9

			8,021,582	1.4

CONSUMER SERVICES
104,926		McDonald’s Corp	7,818,036	1.4
		Other	13,121,602	2.1

			20,939,638	3.5

DIVERSIFIED FINANCIALS
102,283		American Express Co	4,298,954	0.7
74,903		iShares Russell 1000 Growth Index Fund	3,847,766	0.7
		Other	10,550,184	1.8

			18,696,904	3.2

ENERGY
55,596		ConocoPhillips	3,192,877	0.6
456,822	d	Exxon Mobil Corp	28,227,030	4.9
88,621		Halliburton Co	2,930,696	0.6
116,304		Schlumberger Ltd	7,165,489	1.3
		Other	15,984,547	2.5

			57,500,639	9.9

FOOD & STAPLES RETAILING
42,964		Costco Wholesale Corp	2,770,748	0.5
86,936		Walgreen Co	2,912,356	0.5
120,214		Wal-Mart Stores, Inc	6,433,853	1.0
		Other	2,722,719	0.5

			14,839,676	2.5

FOOD, BEVERAGE & TOBACCO
118,419		Altria Group, Inc	2,844,424	0.5
153,257		Coca-Cola Co	8,968,600	1.6
90,444		PepsiCo, Inc	6,009,099	1.0
152,082		Philip Morris International, Inc	8,519,634	1.4
		Other	7,124,399	1.1

			33,466,156	5.6

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
53,458	*	Express Scripts, Inc	$2,603,406	0.5%
82,618		Medtronic, Inc	2,774,311	0.6
		Other	25,857,573	4.3

			31,235,290	5.4

HOUSEHOLD & PERSONAL PRODUCTS
40,038		Colgate-Palmolive Co	3,077,322	0.5
		Other	6,860,476	1.2

			9,937,798	1.7

INSURANCE			5,448,210	0.9

MATERIALS
45,841		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,914,362	0.8
46,399		Newmont Mining Corp	2,914,321	0.5
29,840		Praxair, Inc	2,693,358	0.4
		Other	19,118,871	3.2

			28,640,912	4.9

MEDIA
86,511	*	DIRECTV	3,601,453	0.6
		Other	6,823,473	1.2

			10,424,926	1.8

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
135,795		Abbott Laboratories	7,093,931	1.2
44,949	*	Celgene Corp	2,589,511	0.4
81,795	*	Gilead Sciences, Inc	2,912,719	0.5
		Other	14,656,824	2.5

			27,252,985	4.6

REAL ESTATE			6,251,831	1.1

RETAILING
34,122	*	Amazon.com, Inc	5,359,202	0.9
165,157		Home Depot, Inc	5,232,173	0.8
71,830		Target Corp	3,838,595	0.7
		Other	22,567,446	3.8

			36,997,416	6.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
371,190		Intel Corp	7,137,984	1.3
		Other	15,732,000	2.6

			22,869,984	3.9

SOFTWARE & SERVICES
23,763	*	Google, Inc (Class A)	12,494,348	2.2
125,072		International Business Machines Corp	16,777,157	2.9
499,787		Microsoft Corp	12,239,783	2.1
371,552		Oracle Corp	9,976,170	1.7
45,539		Visa, Inc (Class A)	3,381,725	0.6
		Other	32,003,120	5.4

			86,872,303	14.9

74	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP GROWTH INDEX FUND ▪ SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
88,749	*	Apple, Inc	$25,182,528	4.4%
557,028	*	Cisco Systems, Inc	12,198,913	2.2
200,490	*	EMC Corp	4,071,952	0.7
228,725		Hewlett-Packard Co	9,622,460	1.7
159,991		Qualcomm, Inc	7,218,794	1.2
		Other	13,324,607	2.1

			71,619,254	12.3

TELECOMMUNICATION SERVICES			5,331,082	1.0

TRANSPORTATION
69,652		United Parcel Service, Inc (Class B)	4,645,091	0.8
		Other	7,267,462	1.3

			11,912,553	2.1

UTILITIES			473,834	0.0

		TOTAL COMMON STOCKS
		(Cost $535,000,160)	580,993,277	99.3

RIGHTS/WARRANTS

CONSUMER SERVICES			1	0.0

		TOTAL RIGHTS/WARRANTS
		(Cost $0)	1	0.0

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
$5,000,000	Federal Home Loan Bank (FHLB) 10/01/10	$5,000,000	0.9%

		5,000,000	0.9

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,000,000)	5,000,000	0.9

	TOTAL PORTFOLIO
	(Cost $540,000,160)	585,993,278	100.2
	OTHER ASSETS & LIABILITIES, NET	(1,162,804)	(0.2)

	NET ASSETS	$584,830,474	100.0%

*	Non-income producing.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	75

SUMMARY PORTFOLIO OF INVESTMENTS

LARGE-CAP VALUE INDEX FUND  ▪  SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$1,010,304	0.2%

BANKS
56,553		PNC Financial Services Group, Inc	2,935,666	0.5
206,099		US Bancorp	4,455,860	0.7
523,392		Wells Fargo & Co	13,152,840	2.1
		Other	15,438,416	2.4

			35,982,782	5.7

CAPITAL GOODS
881,921		General Electric Co	14,331,217	2.3
		Other	24,707,914	3.8

			39,039,131	6.1

COMMERCIAL & PROFESSIONAL SERVICES			5,555,326	0.9

CONSUMER DURABLES & APPAREL			6,442,253	1.0

CONSUMER SERVICES			3,403,054	0.5

DIVERSIFIED FINANCIALS
1,079,142		Bank of America Corp	14,147,552	2.2
130,425		Bank of New York Mellon Corp	3,408,005	0.5
2,275,468	*	Citigroup, Inc	8,874,325	1.4
55,300		Goldman Sachs Group, Inc	7,995,274	1.3
78,000		iShares Russell 1000 Value Index Fund	4,601,220	0.7
427,933		JPMorgan Chase & Co	16,291,410	2.5
102,467		Morgan Stanley	2,528,886	0.4
		Other	13,930,549	2.2

			71,777,221	11.2

ENERGY
53,152		Anadarko Petroleum Corp	3,032,322	0.5
39,174		Apache Corp	3,829,650	0.6
204,559		Chevron Corp	16,579,506	2.6
98,725		ConocoPhillips	5,669,776	0.9
47,865		Devon Energy Corp	3,098,780	0.5
44,325		Exxon Mobil Corp	2,738,842	0.4
69,540		Occidental Petroleum Corp	5,444,981	0.9
		Other	31,110,396	4.7

			71,504,253	11.1

FOOD & STAPLES RETAILING
130,085		CVS Corp	4,093,775	0.7
86,898		Wal-Mart Stores, Inc	4,650,781	0.8
		Other	3,074,952	0.4

			11,819,508	1.9

FOOD, BEVERAGE & TOBACCO
57,471		Coca-Cola Co	3,363,203	0.5
172,483		Kraft Foods, Inc (Class A)	5,322,826	0.9
73,628		PepsiCo, Inc	4,891,843	0.8
		Other	20,544,064	3.2

			34,121,936	5.4

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
122,253		UnitedHealth Group, Inc	$4,292,304	0.8%
42,904	*	WellPoint, Inc	2,430,083	0.4
		Other	12,786,681	1.9

			19,509,068	3.1

HOUSEHOLD & PERSONAL PRODUCTS
291,108		Procter & Gamble Co	17,457,747	2.7
		Other	2,461,802	0.4

			19,919,549	3.1

INSURANCE
186,017	*	Berkshire Hathaway, Inc (Class B)	15,379,887	2.5
49,870		Prudential Financial, Inc	2,701,957	0.4
		Other	29,222,750	4.4

			47,304,594	7.3

MATERIALS
124,202		Dow Chemical Co	3,410,586	0.6
63,833		Du Pont (E.I.) de Nemours & Co	2,848,228	0.5
		Other	12,156,805	1.8

			18,415,619	2.9

MEDIA
302,504		Comcast Corp (Class A)	5,469,272	0.9
194,393		News Corp (Class A)	2,538,773	0.4
97,270		Time Warner, Inc	2,981,326	0.5
210,626		Walt Disney Co	6,973,826	1.0
		Other	11,667,336	1.8

			29,630,533	4.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
102,983	*	Amgen, Inc	5,675,393	0.9
184,906		Bristol-Myers Squibb Co	5,012,802	0.8
84,165		Eli Lilly & Co	3,074,547	0.5
252,138		Johnson & Johnson	15,622,470	2.5
335,306		Merck & Co, Inc	12,342,614	1.9
867,571		Pfizer, Inc	14,896,194	2.3
		Other	8,506,240	1.3

			65,130,260	10.2

REAL ESTATE			22,221,701	3.4

RETAILING			6,935,297	1.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
189,100		Intel Corp	3,636,394	0.7
		Other	4,757,633	0.6

			8,394,027	1.3

SOFTWARE & SERVICES
272,646		Microsoft Corp	6,677,100	1.0
		Other	9,024,294	1.5

			15,701,394	2.5

TECHNOLOGY HARDWARE & EQUIPMENT
146,840		Corning, Inc	2,684,235	0.5
		Other	7,826,721	1.2

			10,510,956	1.7

76	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

LARGE-CAP VALUE INDEX FUND ▪ SEPTEMBER 30, 2010

Shares	Company	Value	% of net assets

TELECOMMUNICATION SERVICES
635,572	AT&T, Inc	$18,177,359	2.7%
303,980	Verizon Communications, Inc	9,906,708	1.6
	Other	5,700,459	1.0

		33,784,526	5.3

TRANSPORTATION
47,553	Union Pacific Corp	3,889,836	0.6
	Other	7,884,114	1.3

		11,773,950	1.9

UTILITIES
64,106	Dominion Resources, Inc	2,798,867	0.3
141,188	Duke Energy Corp	2,500,439	0.4
70,989	Exelon Corp	3,022,712	0.5
88,646	Southern Co	3,301,176	0.6
	Other	35,270,924	5.6

		46,894,118	7.4

	TOTAL COMMON STOCKS
	(Cost $724,394,701)	636,781,360	99.7

	TOTAL PORTFOLIO
	(Cost $724,394,701)	636,781,360	99.7
	OTHER ASSETS & LIABILITIES, NET	1,891,848	0.3

	NET ASSETS	$638,673,208	100.0%

*	Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	77

SUMMARY PORTFOLIO OF INVESTMENTS

EQUITY INDEX FUND  ▪  SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$15,474,492	0.8%

BANKS
734,008		Wells Fargo & Co	18,445,622	1.0
		Other	43,486,077	2.2

			61,931,699	3.2

CAPITAL GOODS
107,509		3M Co	9,322,105	0.5
114,125		Boeing Co	7,593,878	0.4
94,840		Caterpillar, Inc	7,462,010	0.3
1,609,961		General Electric Co	26,161,867	1.3
140,659		United Technologies Corp	10,019,141	0.6
		Other	101,712,625	5.2

			162,271,626	8.3

COMMERCIAL & PROFESSIONAL SERVICES			19,227,013	1.0

CONSUMER DURABLES & APPAREL			27,089,723	1.4

CONSUMER SERVICES
162,125		McDonald’s Corp	12,079,933	0.7
		Other	30,805,003	1.5

			42,884,936	2.2

DIVERSIFIED FINANCIALS
157,710		American Express Co	6,628,552	0.4
1,510,476		Bank of America Corp	19,802,340	1.0
3,184,140	*	Citigroup, Inc	12,418,146	0.6
77,678		Goldman Sachs Group, Inc	11,230,684	0.7
240,342		iShares Russell 3000 Index Fund	16,211,067	0.9
600,193		JPMorgan Chase & Co	22,849,347	1.3
		Other	51,249,308	2.3

			140,389,444	7.2

ENERGY
302,920		Chevron Corp	24,551,665	1.4
224,467		ConocoPhillips	12,891,139	0.8
768,608		Exxon Mobil Corp	47,492,287	2.5
122,433		Occidental Petroleum Corp	9,586,503	0.6
206,027		Schlumberger Ltd	12,693,324	0.7
		Other	90,487,712	4.1

			197,702,630	10.1

FOOD & STAPLES RETAILING
204,646		CVS Corp	6,440,209	0.4
307,776		Wal-Mart Stores, Inc	16,472,171	0.9
		Other	18,034,918	0.8

			40,947,298	2.1

FOOD, BEVERAGE & TOBACCO
313,151		Altria Group, Inc	7,521,887	0.4
317,650		Coca-Cola Co	18,588,878	1.0
241,167		Kraft Foods, Inc (Class A)	7,442,413	0.4
243,189		PepsiCo, Inc	16,157,477	0.8
279,208		Philip Morris International, Inc	15,641,231	0.8
		Other	36,527,181	1.8

			101,879,067	5.2

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES			$86,923,221	4.4%

HOUSEHOLD & PERSONAL PRODUCTS
434,305		Procter & Gamble Co	26,045,271	1.4
		Other	18,075,172	0.9

			44,120,443	2.3

INSURANCE
260,759	*	Berkshire Hathaway, Inc (Class B)	21,559,554	1.2
		Other	57,527,284	2.8

			79,086,838	4.0

MATERIALS			78,353,659	4.0

MEDIA
422,938		Comcast Corp (Class A)	7,646,718	0.5
295,376		Walt Disney Co	9,779,898	0.6
		Other	42,315,436	1.9

			59,742,052	3.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
232,776		Abbott Laboratories	12,160,218	0.6
144,461	*	Amgen, Inc	7,961,245	0.4
258,588		Bristol-Myers Squibb Co	7,010,321	0.4
415,928		Johnson & Johnson	25,770,899	1.3
470,245		Merck & Co, Inc	17,309,718	0.9
1,216,568		Pfizer, Inc	20,888,473	1.1
		Other	50,978,499	2.6

			142,079,373	7.3

REAL ESTATE			52,297,015	2.7

RETAILING
52,790	*	Amazon.com, Inc	8,291,197	0.5
255,499		Home Depot, Inc	8,094,207	0.5
		Other	57,170,122	2.8

			73,555,526	3.8

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
839,167		Intel Corp	16,137,180	0.9
		Other	36,655,078	1.8

			52,792,258	2.7

SOFTWARE & SERVICES
36,737	*	Google, Inc (Class A)	19,315,948	1.1
193,381		International Business Machines Corp	25,940,128	1.4
1,155,096		Microsoft Corp	28,288,301	1.5
574,463		Oracle Corp	15,424,332	0.9
		Other	80,769,922	3.8

			169,738,631	8.7

TECHNOLOGY HARDWARE & EQUIPMENT
137,254	*	Apple, Inc	38,945,824	2.0
861,309	*	Cisco Systems, Inc	18,862,667	1.0
309,185	*	EMC Corp	6,279,547	0.3
353,728		Hewlett-Packard Co	14,881,337	0.7
247,392		Qualcomm, Inc	11,162,327	0.6
		Other	45,081,937	2.3

			135,213,639	6.9

78	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

EQUITY INDEX FUND ▪ SEPTEMBER 30, 2010

Shares	Company	Value	% of net assets

TELECOMMUNICATION SERVICES
891,121	AT&T, Inc	$25,486,060	1.4%
426,349	Verizon Communications, Inc	13,894,713	0.7
	Other	17,818,822	0.8

		57,199,595	2.9

TRANSPORTATION
107,378	United Parcel Service, Inc (Class B)	7,161,038	0.4
	Other	31,585,190	1.6

		38,746,228	2.0

UTILITIES		71,739,078	3.7

	TOTAL COMMON STOCKS
	(Cost $1,806,580,701)	1,951,385,484	99.9

RIGHTS/WARRANTS

CONSUMER SERVICES		6	0.0

	TOTAL RIGHTS/WARRANTS
	(Cost $0)	6	0.0

	TOTAL PORTFOLIO
	(Cost $1,806,580,701)	1,951,385,490	99.9
	OTHER ASSETS & LIABILITIES, NET	2,548,997	0.1

	NET ASSETS	$1,953,934,487	100.0%

*	Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	79

SUMMARY PORTFOLIO OF INVESTMENTS

S&P 500 INDEX FUND  ▪  SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
357,002	*	Ford Motor Co	$4,369,705	0.4%
		Other	3,101,322	0.3

			7,471,027	0.7

BANKS
543,230		Wells Fargo & Co	13,651,371	1.2
		Other	16,936,658	1.6

			30,588,029	2.8

CAPITAL GOODS
74,023		3M Co	6,418,534	0.6
75,949		Boeing Co	5,053,646	0.5
65,443		Caterpillar, Inc	5,149,054	0.5
1,109,750		General Electric Co	18,033,438	1.6
96,438		United Technologies Corp	6,869,280	0.5
		Other	45,798,885	4.3

			87,322,837	8.0

COMMERCIAL & PROFESSIONAL SERVICES			6,630,080	0.6

CONSUMER DURABLES & APPAREL			11,890,974	1.0

CONSUMER SERVICES
110,478		McDonald’s Corp	8,231,717	0.7
		Other	11,682,481	1.1

			19,914,198	1.8

DIVERSIFIED FINANCIALS
108,657		American Express Co	4,566,854	0.3
1,041,514		Bank of America Corp	13,654,248	1.3
2,466,113	*	Citigroup, Inc	9,617,841	0.9
53,521		Goldman Sachs Group, Inc	7,738,067	0.8
411,585		JPMorgan Chase & Co	15,669,040	1.4
47,000		SPDR Trust Series 1	5,363,641	0.6
		Other	26,014,240	2.3

			82,623,931	7.6

ENERGY
208,700		Chevron Corp	16,915,135	1.6
153,973		ConocoPhillips	8,842,669	0.8
528,530		Exxon Mobil Corp	32,657,870	3.1
84,311		Occidental Petroleum Corp	6,601,551	0.6
141,828		Schlumberger Ltd	8,738,024	0.9
		Other	43,635,071	3.8

			117,390,320	10.8

FOOD & STAPLES RETAILING
140,983		CVS Corp	4,436,735	0.4
207,611		Wal-Mart Stores, Inc	11,111,340	1.0
		Other	11,170,825	1.1

			26,718,900	2.5

Shares		Company	Value	% of net assets

FOOD, BEVERAGE & TOBACCO
216,316		Altria Group, Inc	$5,195,910	0.5%
239,722		Coca-Cola Co	14,028,531	1.3
181,034		Kraft Foods, Inc (Class A)	5,586,710	0.6
165,139		PepsiCo, Inc	10,971,835	1.0
190,252		Philip Morris International, Inc	10,657,918	1.0
		Other	20,403,781	1.9

			66,844,685	6.3

HEALTH CARE EQUIPMENT & SERVICES			40,612,833	3.8

HOUSEHOLD & PERSONAL PRODUCTS
294,634		Procter & Gamble Co	17,669,202	1.5
		Other	9,782,854	1.0

			27,452,056	2.5

INSURANCE
179,562	*	Berkshire Hathaway, Inc (Class B)	14,846,185	1.4
		Other	28,883,280	2.6

			43,729,465	4.0

MATERIALS			37,849,056	3.4

MEDIA
291,323		Comcast Corp (Class A)	5,267,120	0.6
198,529		Walt Disney Co	6,573,295	0.7
		Other	21,131,718	1.8

			32,972,133	3.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
160,271		Abbott Laboratories	8,372,557	0.8
99,490	*	Amgen, Inc	5,482,893	0.5
178,001		Bristol-Myers Squibb Co	4,825,607	0.4
285,912		Johnson & Johnson	17,715,107	1.6
319,453		Merck & Co, Inc	11,759,065	1.1
834,374		Pfizer, Inc	14,326,202	1.3
		Other	21,680,126	2.1

			84,161,557	7.8

REAL ESTATE			16,331,566	1.6

RETAILING
36,723	*	Amazon.com, Inc	5,767,714	0.5
172,859		Home Depot, Inc	5,476,173	0.5
		Other	28,238,533	2.8

			39,482,420	3.8

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
577,959		Intel Corp	11,114,152	0.9
		Other	15,128,604	1.5

			26,242,756	2.4

SOFTWARE & SERVICES
25,804	*	Google, Inc (Class A)	13,567,484	1.2
130,921		International Business Machines Corp	17,561,743	1.5
790,453		Microsoft Corp	19,358,193	1.8
401,728		Oracle Corp	10,786,397	1.0
		Other	34,200,028	3.4

			95,473,845	8.9

80	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

S&P 500 INDEX FUND ▪ SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
94,828	*	Apple, Inc	$26,907,446	2.5%
592,818	*	Cisco Systems, Inc	12,982,715	1.1
235,392		Hewlett-Packard Co	9,902,941	0.9
166,619		Qualcomm, Inc	7,517,849	0.7
		Other	23,028,608	2.2

			80,339,559	7.4

TELECOMMUNICATION SERVICES
613,355		AT&T, Inc	17,541,954	1.6
293,416		Verizon Communications, Inc	9,562,427	0.9
		Other	7,701,155	0.8

			34,805,536	3.3

TRANSPORTATION
102,834		United Parcel Service, Inc (Class B)	6,857,998	0.6
		Other	14,927,855	1.4

			21,785,853	2.0

UTILITIES			39,029,750	3.7

		TOTAL COMMON STOCKS
		(Cost $1,135,802,921)	1,077,663,366	99.8

		TOTAL PORTFOLIO
		(Cost $1,135,802,921)	1,077,663,366	99.8
		OTHER ASSETS & LIABILITIES, NET	2,109,246	0.2

		NET ASSETS	$1,079,772,612	100.0%

Abbreviation(s):

SPDR - Standard & Poor’s Depository Receipts

* Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	81

SUMMARY PORTFOLIO OF INVESTMENTS

SMALL-CAP BLEND INDEX FUND ▪ SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS			$6,139,280	0.8%

BANKS
73,783		FirstMerit Corp	1,351,704	0.2
136,561	*	MGIC Investment Corp	1,260,458	0.2
		Other	48,310,324	6.8

			50,922,486	7.2

CAPITAL GOODS
29,705		Acuity Brands, Inc	1,314,149	0.2
31,988		Baldor Electric Co	1,292,315	0.2
34,457		Clarcor, Inc	1,331,073	0.2
82,296	*	GrafTech International Ltd	1,286,286	0.2
23,397		Nordson Corp	1,724,124	0.2
41,580		Woodward Governor Co	1,348,023	0.3
		Other	56,412,502	8.0

			64,708,472	9.3

COMMERCIAL & PROFESSIONAL SERVICES			25,610,783	3.6

CONSUMER DURABLES & APPAREL
26,403	*	Deckers Outdoor Corp	1,319,094	0.2
21,244		Polaris Industries, Inc	1,382,985	0.3
30,367	*	Warnaco Group, Inc	1,552,665	0.3
		Other	21,232,519	2.9

			25,487,263	3.7

CONSUMER SERVICES
45,886		Sotheby’s (Class A)	1,689,522	0.3
		Other	24,412,291	3.5

			26,101,813	3.8

DIVERSIFIED FINANCIALS
231,994	*	American Capital Ltd	1,347,885	0.3
132,521		Apollo Investment Corp	1,355,689	0.3
		Other	19,890,517	2.6

			22,594,091	3.2

ENERGY
79,416	*	Brigham Exploration Co	1,489,049	0.3
23,206	*	Dril-Quip, Inc	1,441,325	0.3
		Other	36,012,979	4.9

			38,943,353	5.5

FOOD & STAPLES RETAILING			6,279,818	0.9

FOOD, BEVERAGE & TOBACCO			11,098,947	1.5

HEALTH CARE EQUIPMENT & SERVICES
35,401	*	AMERIGROUP Corp	1,503,479	0.2
64,094	*	Healthsouth Corp	1,230,604	0.2
39,121	*	Psychiatric Solutions, Inc	1,312,509	0.2
40,507		STERIS Corp	1,345,642	0.2
		Other	45,529,679	6.4

			50,921,913	7.2

HOUSEHOLD & PERSONAL PRODUCTS			3,874,690	0.6

Shares		Company	Value	% of net assets

INSURANCE
65,729		Max Capital Group Ltd	$1,309,321	0.3%
22,220	*	ProAssurance Corp	1,279,650	0.3
		Other	17,559,565	2.3

			20,148,536	2.9

MATERIALS
51,087	*	Allied Nevada Gold Corp	1,353,807	0.2
26,573		Rock-Tenn Co (Class A)	1,323,601	0.3
82,950	*	Solutia, Inc	1,328,859	0.2
49,837	*	WR Grace & Co	1,392,447	0.2
		Other	32,165,066	4.4

			37,563,780	5.3

MEDIA			9,649,370	1.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
39,090	*	Salix Pharmaceuticals Ltd	1,552,656	0.3
		Other	38,246,422	5.4

			39,799,078	5.7

REAL ESTATE
44,729		American Campus Communities, Inc	1,361,551	0.1
77,462		BioMed Realty Trust, Inc	1,388,119	0.2
31,724		Entertainment Properties Trust	1,369,842	0.2
49,081		Highwoods Properties, Inc	1,593,659	0.2
25,701		Home Properties, Inc	1,359,583	0.2
191,907		MFA Mortgage Investments, Inc	1,464,249	0.2
22,474		Mid-America Apartment Communities, Inc	1,309,785	0.2
57,107		National Retail Properties, Inc	1,433,957	0.2
63,440		Omega Healthcare Investors, Inc	1,424,228	0.2
27,661		Tanger Factory Outlet Centers, Inc	1,303,940	0.2
41,530		Washington Real Estate Investment Trust	1,317,747	0.2
		Other	37,047,897	5.3

			52,374,557	7.4

RETAILING			29,409,365	4.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			25,962,451	3.7

SOFTWARE & SERVICES
27,468	*	Concur Technologies, Inc	1,358,018	0.2
58,219		Jack Henry & Associates, Inc	1,484,585	0.2
79,495	*	Parametric Technology Corp	1,553,332	0.2
66,277	*	Rackspace Hosting, Inc	1,721,876	0.2
113,881	*	TIBCO Software, Inc	2,020,248	0.3
58,440	*	VeriFone Holdings, Inc	1,815,732	0.3
		Other	50,855,434	7.2

			60,809,225	8.6

TECHNOLOGY HARDWARE & EQUIPMENT
42,503		Adtran, Inc	1,500,357	0.3
43,188	*	Riverbed Technology, Inc	1,968,510	0.4
		Other	41,765,274	5.8

			45,234,141	6.5

TELECOMMUNICATION SERVICES			6,941,033	1.0

82	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SMALL-CAP BLEND INDEX FUND ▪ SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

TRANSPORTATION
24,486	*	Alaska Air Group, Inc	$1,249,521	0.2%
		Other	15,761,132	2.3

			17,010,653	2.5

UTILITIES
30,887		Nicor, Inc	1,415,243	0.2
48,948		Piedmont Natural Gas Co, Inc	1,419,493	0.3
34,617		WGL Holdings, Inc	1,307,830	0.2
		Other	19,224,640	2.7

			23,367,206	3.4

		TOTAL COMMON STOCKS
		(Cost $692,642,358)	700,952,304	99.8

		TOTAL PORTFOLIO
		(Cost $692,642,358)	700,952,304	99.8
		OTHER ASSETS & LIABILITIES, NET	1,695,052	0.2

		NET ASSETS	$702,647,356	100.0%

*	Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	83

SUMMARY PORTFOLIO OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND ▪  SEPTEMBER 30, 2010

Shares	Company	Value	% of net assets

COMMON STOCKS

ARGENTINA		$1,537,006	0.1%

AUSTRALIA
433,685	Australia & New Zealand Banking Group Ltd	9,926,137	0.5
573,947	BHP Billiton Ltd	21,585,256	1.1
264,993	Commonwealth Bank of Australia	13,106,116	0.7
363,155	National Australia Bank Ltd	8,894,526	0.5
509,515	Westpac Banking Corp	11,445,039	0.6
	Other	86,091,333	4.7

		151,048,407	8.1

AUSTRIA		5,821,280	0.2

BELGIUM		17,119,681	1.0

CHINA		2,022,826	0.1

CYPRUS		646,422	0.0

DENMARK
74,625	Novo Nordisk AS (Class B)	7,405,441	0.4
	Other	10,532,539	0.5

		17,937,980	0.9

FINLAND		19,659,650	0.9

FRANCE
162,188	BNP Paribas	11,534,935	0.7
213,020	Gaz de France	7,625,894	0.4
179,446	Sanofi-Aventis	11,956,282	0.6
361,512	Total S.A.	18,631,490	1.1
	Other	120,358,077	6.6

		170,106,678	9.4

GERMANY
77,718	Allianz AG.	8,783,178	0.5
157,231	BASF AG.	9,914,539	0.5
141,561	Bayer AG.	9,871,084	0.5
154,417	DaimlerChrysler AG. (EUR)	9,780,249	0.6
308,340	E.ON AG.	9,092,055	0.5
140,765	Siemens AG.	14,858,656	0.8
	Other	75,073,116	4.1

		137,372,877	7.5

GREECE		4,904,957	0.3

HONG KONG		44,231,156	2.5

INDIA		747,505	0.0

IRELAND		6,268,830	0.3

ISRAEL
156,454	Teva Pharmaceutical Industries Ltd	8,496,212	0.5
	Other	5,796,526	0.3

		14,292,738	0.8

Shares		Company	Value	% of net assets

ITALY
445,709		ENI S.p.A.	$9,618,513	0.5%
		Other	39,402,492	2.1

			49,021,005	2.6

JAPAN
194,100		Canon, Inc	9,056,296	0.4
282,700		Honda Motor Co Ltd	10,034,021	0.6
2,179,580		Mitsubishi UFJ Financial Group, Inc	10,156,404	0.7
469,000	*	Toyota Motor Corp	16,843,100	0.8
		Other	326,562,625	17.7

			372,652,446	20.2

JERSEY, C.I.			1,497,892	0.1

KAZAKHSTAN			604,606	0.0

LUXEMBOURG			7,342,653	0.5

MACAU			1,225,995	0.0

MALAYSIA			1,488,453	0.2

MEXICO			615,578	0.0

NETHERLANDS
606,464		Royal Dutch Shell plc (A Shares)	18,253,616	1.0
461,261		Royal Dutch Shell plc (B Shares)	13,455,722	0.7
278,958		Unilever NV	8,337,849	0.6
		Other	40,785,292	2.1

			80,832,479	4.4

NEW ZEALAND			1,698,950	0.0

NORWAY			14,287,421	0.7

PORTUGAL			5,002,374	0.2

SINGAPORE			27,974,369	1.4

SPAIN
609,722		Banco Bilbao Vizcaya Argentaria S.A.	8,233,073	0.4
1,407,893		Banco Santander Central Hispano S.A.	17,882,218	1.1
702,618		Telefonica S.A.	17,399,241	1.0
		Other	23,093,825	1.2

			66,608,357	3.7

SWEDEN			54,916,469	3.1

SWITZERLAND
378,970		ABB Ltd	7,987,043	0.5
192,887		Credit Suisse Group	8,244,291	0.4
591,363		Nestle S.A.	31,504,455	1.8
360,878		Novartis AG.	20,694,524	1.2
120,186		Roche Holding AG.	16,413,740	1.0
622,868	*	UBS A.G. (Switzerland)	10,572,877	0.7
		Other	42,332,244	2.1

			137,749,174	7.7

TAIWAN			268,880	0.0

84	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

INTERNATIONAL EQUITY INDEX FUND ▪ SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

UNITED KINGDOM
225,788		Anglo American plc (London)	$8,957,702	0.5%
246,736		AstraZeneca plc	12,532,963	0.7
1,958,770		Barclays plc	9,218,784	0.5
574,877		BG Group plc	10,100,882	0.5
377,687		BHP Billiton plc	12,014,493	0.7
3,213,359		BP plc	21,594,762	1.2
341,668		British American Tobacco plc	12,744,560	0.7
423,032		Diageo plc	7,283,366	0.4
888,174		GlaxoSmithKline plc	17,503,186	1.0
2,993,718		HSBC Holdings plc	30,333,253	1.6
6,994,170	*	Lloyds TSB Group plc	8,143,666	0.4
248,008		Rio Tinto plc	14,496,853	0.8
350,582		Standard Chartered plc	10,056,313	0.5
1,366,122		Tesco plc	9,099,210	0.5
9,007,291		Vodafone Group plc	22,228,940	1.2
		Other	135,214,573	7.3

			341,523,506	18.5

UNITED STATES
1,271,000	d	iShares MSCI EAFE Index Fund	69,803,319	3.9

			69,803,319	3.9

		TOTAL COMMON STOCKS
		(Cost $1,880,010,302)	1,828,831,919	99.3

RIGHTS/WARRANTS

FRANCE			70,901	0.0

GERMANY			506,482	0.0

GREECE			51,389	0.0

		TOTAL RIGHTS/WARRANTS
		(Cost $0)	628,772	0.0

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		$3,000,000	0.2%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,000,000)	3,000,000	0.2

	TOTAL PORTFOLIO
	(Cost $1,883,010,302)	1,832,460,691	99.5
	OTHER ASSETS & LIABILITIES, NET	9,511,971	0.5

	NET ASSETS	$1,841,972,662	100.0%

Abbreviation(s):

EUR - Euro

*	Non-income producing.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	85

SUMMARY OF MARKET VALUES BY SECTOR

INTERNATIONAL EQUITY INDEX FUND ▪ SEPTEMBER 30, 2010

Sector	Value	% of net assets

FINANCIALS	$506,752,926	27.5%
INDUSTRIALS	215,785,428	11.7
MATERIALS	183,203,265	10.0
CONSUMER DISCRETIONARY	183,120,741	9.9
CONSUMER STAPLES	182,307,403	9.9
HEALTH CARE	150,145,541	8.1
ENERGY	130,897,413	7.1
TELECOMMUNICATION SERVICES	101,344,684	5.5
UTILITIES	91,591,002	5.0
INFORMATION TECHNOLOGY	84,312,288	4.6
SHORT-TERM INVESTMENTS	3,000,000	0.2
OTHER ASSETS & LIABILITIES, NET	9,511,971	0.5

TOTAL NET ASSETS	$1,841,972,662	100.0%

86	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ SEPTEMBER 30, 2010

Shares	Company	Value	% of net assets

COMMON STOCKS

AUSTRALIA
212,045	Australia & New Zealand Banking Group Ltd	$4,853,264	1.0%
195,469	BHP Billiton Ltd	7,351,286	1.5
118,857	Commonwealth Bank of Australia	5,878,471	1.2
106,851	Woolworths Ltd	2,978,503	0.6
	Other	23,523,145	4.3

		44,584,669	8.6

AUSTRIA		1,625,197	0.3

BELGIUM
55,603	InBev NV	3,270,805	0.6
	Other	2,608,219	0.5

		5,879,024	1.1

DENMARK
29,804	Novo Nordisk AS (Class B)	2,957,612	0.6
	Other	2,738,748	0.5

		5,696,360	1.1

FINLAND		7,407,943	1.4

FRANCE
77,395	BNP Paribas	5,504,391	1.0
85,281	Gaz de France	3,052,971	0.6
84,643	Sanofi-Aventis	5,639,667	1.1
147,534	Total S.A.	7,603,560	1.5
63,082	Vinci S.A.	3,162,094	0.6
	Other	23,765,188	4.7

		48,727,871	9.5

GERMANY
41,178	Allianz AG.	4,653,668	0.9
80,256	BASF AG.	5,060,714	1.0
49,580	Bayerische Motoren Werke AG.	3,476,827	0.8
161,251	Deutsche Post AG.	2,924,778	0.6
44,751	Siemens AG.	4,723,758	0.9
	Other	18,166,362	3.3

		39,006,107	7.5

GREECE		573,665	0.1

HONG KONG		12,895,794	2.5

IRELAND		1,289,531	0.2

ISRAEL		4,229,948	0.8

ITALY
1,026,240	Banca Intesa S.p.A.	3,333,170	0.6
	Other	10,229,686	2.0

		13,562,856	2.6

Shares		Company	Value	% of net assets

JAPAN
66,700		Canon, Inc	$3,112,081	0.6%
141,600		Honda Motor Co Ltd	5,025,884	1.1
1,062,200		Mitsubishi UFJ Financial Group, Inc	4,949,638	1.1
136,000		Sumitomo Mitsui Financial Group, Inc	3,962,051	0.8
104,800	*	Toyota Motor Corp	3,763,661	0.7
		Other	88,183,461	16.8

			108,996,776	21.1

KAZAKHSTAN			830,906	0.2

MACAU			1,014,951	0.2

MEXICO			738,729	0.1

NETHERLANDS
119,341		Koninklijke Philips Electronics NV	3,750,856	0.7
178,519		Royal Dutch Shell plc (A Shares)	5,373,142	1.0
207,155		Royal Dutch Shell plc (B Shares)	6,043,044	1.1
219,196		Royal KPN NV	3,390,102	0.7
		Other	6,974,230	1.4

			25,531,374	4.9

NEW ZEALAND			216,019	0.0

NORWAY
178,409		Telenor ASA	2,793,921	0.5
		Other	3,040,940	0.6

			5,834,861	1.1

PORTUGAL			1,440,351	0.3

SINGAPORE			8,313,383	1.6

SPAIN
480,471		Banco Santander Central Hispano S.A.	6,102,656	1.2
38,331		Inditex S.A.	3,044,884	0.6
130,280		Telefonica S.A.	3,226,181	0.7
		Other	7,340,369	1.3

			19,714,090	3.8

SWEDEN
147,161		Atlas Copco AB (A Shares)	2,840,453	0.5
361,649		Nordea Bank AB	3,766,535	0.7
		Other	11,435,424	2.3

			18,042,412	3.5

SWITZERLAND
103,116		Credit Suisse Group	4,407,339	0.8
184,589		Nestle S.A.	9,833,851	1.9
142,768		Novartis AG.	8,187,022	1.5
26,998		Roche Holding AG.	3,687,103	0.7
229,724	*	UBS AG. (Switzerland)	3,899,452	0.8
16,186		Zurich Financial Services AG.	3,793,452	0.7
		Other	6,084,361	1.3

			39,892,580	7.7

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	87

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ SEPTEMBER 30, 2010

Shares	Company	Value	% of net assets

UNITED KINGDOM
113,156	AstraZeneca plc (ADR)	$5,737,009	1.1%
1,002,083	Barclays plc	4,716,218	0.9
159,797	BG Group plc	2,807,715	0.5
174,715	BHP Billiton plc	5,557,809	1.1
108,811	BP plc (ADR)	4,479,749	0.9
155,986	British American Tobacco plc	5,818,435	1.1
660,109	Centrica plc	3,354,581	0.6
216,634	GlaxoSmithKline plc	4,269,192	0.8
693,064	HSBC Holdings plc	7,022,332	1.4
107,976	Rio Tinto plc	6,311,540	1.2
111,457	Standard Chartered plc	3,197,102	0.6
219,943	Vodafone Group plc (ADR)	5,456,786	1.1
	Other	38,675,383	7.6

		97,403,851	18.9

UNITED STATES		1,575,655	0.3

	TOTAL COMMON STOCKS
	(Cost $486,185,038)	515,024,903	99.4

RIGHTS/WARRANTS

FRANCE		38,289	0.0

GERMANY		185,669	0.0

	TOTAL RIGHTS/WARRANTS
	(Cost $0)	223,958	0.0

	TOTAL PORTFOLIO
	(Cost $486,185,038)	515,248,861	99.4
	OTHER ASSETS & LIABILITIES, NET	3,122,593	0.6

	NET ASSETS	$518,371,454	100.0%

Abbreviation(s):

ADR - American Depositary Receipt

* Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific industry categories in following its investment limitations on industry concentrations.

88	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY OF MARKET VALUES BY SECTOR

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ SEPTEMBER 30, 2010

Sector	Value	% of net assets

FINANCIALS	$129,099,135	24.9%
INDUSTRIALS	63,162,466	12.2
MATERIALS	53,682,038	10.4
CONSUMER DISCRETIONARY	53,408,678	10.3
CONSUMER STAPLES	52,915,099	10.2
HEALTH CARE	43,626,744	8.4
ENERGY	38,240,723	7.4
TELECOMMUNICATION SERVICES	29,755,091	5.7
UTILITIES	26,993,589	5.2
INFORMATION TECHNOLOGY	24,365,298	4.7
OTHER ASSETS & LIABILITIES, NET	3,122,593	0.6

TOTAL NET ASSETS	$518,371,454	100.0%

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	89

SUMMARY PORTFOLIO OF INVESTMENTS

ENHANCED LARGE-CAP GROWTH INDEX FUND  ▪  SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
440,100	*	Ford Motor Co	$5,386,824	0.8%
178,400		Johnson Controls, Inc	5,441,200	0.7
		Other	4,776,228	0.6

			15,604,252	2.1

CAPITAL GOODS
57,400		3M Co	4,977,154	0.7
59,700		Caterpillar, Inc	4,697,196	0.7
49,600		Cummins, Inc	4,492,768	0.7
125,700		Emerson Electric Co	6,619,362	0.9
159,300		Honeywell International, Inc	6,999,642	1.0
76,600		Lockheed Martin Corp	5,460,048	0.7
		Other	46,046,752	6.0

			79,292,922	10.7

COMMERCIAL & PROFESSIONAL SERVICES			2,057,723	0.3

CONSUMER DURABLES & APPAREL
92,100		Nike, Inc (Class B)	7,380,894	1.1
		Other	6,629,564	0.9

			14,010,458	2.0

CONSUMER SERVICES
140,300		Marriott International, Inc (Class A)	5,026,949	0.7
83,500		McDonald’s Corp	6,221,585	0.8
238,600		Starbucks Corp	6,103,388	0.8
		Other	10,694,770	1.4

			28,046,692	3.7

DIVERSIFIED FINANCIALS
219,600		American Express Co	9,229,788	1.3
		Other	14,845,733	2.0

			24,075,521	3.3

ENERGY
135,000		ConocoPhillips	7,753,050	1.0
575,200		Exxon Mobil Corp	35,541,608	4.7
159,100		Schlumberger Ltd	9,802,151	1.4
		Other	17,342,156	2.4

			70,438,965	9.5

FOOD & STAPLES RETAILING
96,500		Costco Wholesale Corp	6,223,285	0.8
184,700		Wal-Mart Stores, Inc	9,885,144	1.3
		Other	3,906,839	0.6

			20,015,268	2.7

FOOD, BEVERAGE & TOBACCO
130,400		Coca-Cola Co	7,631,008	1.1
139,700		Coca-Cola Enterprises, Inc	4,330,700	0.6
263,600		Philip Morris International, Inc	14,766,872	2.0
		Other	18,237,040	2.5

			44,965,620	6.2

Shares		Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
127,500		Cardinal Health, Inc	$4,212,600	0.6%
148,300	*	Express Scripts, Inc	7,222,210	1.1
120,000	*	Medco Health Solutions, Inc	6,247,200	0.8
		Other	22,485,240	3.0

			40,167,250	5.5

HOUSEHOLD & PERSONAL PRODUCTS
99,800		Colgate-Palmolive Co	7,670,628	1.0
		Other	4,628,293	0.6

			12,298,921	1.6

INSURANCE
84,700		Aflac, Inc	4,379,837	0.6
		Other	761,978	0.1

			5,141,815	0.7

MATERIALS
130,300		Du Pont (E.I.) de Nemours & Co	5,813,986	0.7
106,000		Freeport-McMoRan Copper & Gold, Inc (Class B)	9,051,340	1.3
		Other	20,172,724	2.7

			35,038,050	4.7

MEDIA
168,800	*	DIRECTV	7,027,144	1.1
		Other	3,229,678	0.3

			10,256,822	1.4

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
209,600		Abbott Laboratories	10,949,504	1.5
124,800	*	Celgene Corp	7,189,728	1.0
216,600	*	Gilead Sciences, Inc	7,713,126	1.0
		Other	10,021,362	1.3

			35,873,720	4.8

REAL ESTATE			5,960,247	0.8

RETAILING
41,800	*	Amazon.com, Inc	6,565,108	0.9
129,300		Home Depot, Inc	4,096,224	0.6
129,400		Target Corp	6,915,136	0.9
		Other	26,983,164	3.6

			44,559,632	6.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
175,600		Altera Corp	5,296,096	0.7
163,000		Analog Devices, Inc	5,114,940	0.7
486,600		Intel Corp	9,357,318	1.2
		Other	9,982,536	1.4

			29,750,890	4.0

90	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

SOFTWARE & SERVICES
112,900		Accenture plc	$4,797,121	0.7%
38,200	*	Google, Inc (Class A)	20,085,178	2.7
186,800		International Business Machines Corp	25,057,352	3.5
795,400		Microsoft Corp	19,479,346	2.5
409,000		Oracle Corp	10,981,650	1.5
258,900		Western Union Co	4,574,763	0.6
		Other	27,410,065	3.8

			112,385,475	15.3

TECHNOLOGY HARDWARE & EQUIPMENT
127,600	*	Apple, Inc	36,206,500	4.9
559,400	*	Cisco Systems, Inc	12,250,860	1.6
289,900		Hewlett-Packard Co	12,196,093	1.7
87,300	*	NetApp, Inc	4,346,667	0.6
158,900		Qualcomm, Inc	7,169,568	1.0
		Other	16,221,430	2.2

			88,391,118	12.0

TELECOMMUNICATION SERVICES			3,531,965	0.5

TRANSPORTATION
147,700		United Parcel Service, Inc (Class B)	9,850,113	1.3
		Other	5,397,217	0.8

			15,247,330	2.1

		TOTAL COMMON STOCKS
		(Cost $657,526,009)	737,110,656	99.9

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		$1,500,000	0.2%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,500,000)	1,500,000	0.2

	TOTAL PORTFOLIO
	(Cost $659,026,009)	738,610,656	100.1
	OTHER ASSETS & LIABILITIES, NET	(824,029)	(0.1)

	NET ASSETS	$737,786,627	100.0%

*	Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	91

SUMMARY PORTFOLIO OF INVESTMENTS

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ SEPTEMBER 30, 2010

Shares	Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS		$4,767,175	0.7%

BANKS
84,430	PNC Financial Services Group, Inc	4,382,761	0.6
248,846	US Bancorp	5,380,051	0.8
697,989	Wells Fargo & Co	17,540,464	2.5
	Other	8,821,221	1.0

		36,124,497	4.9

CAPITAL GOODS
54,943	General Dynamics Corp	3,450,970	0.5
888,006	General Electric Co	14,430,097	1.9
64,090	Northrop Grumman Corp	3,885,776	0.5
66,743	Raytheon Co	3,050,823	0.4
	Other	23,441,309	3.3

		48,258,975	6.6

COMMERCIAL & PROFESSIONAL SERVICES		2,237,912	0.3

CONSUMER DURABLES & APPAREL		10,731,261	1.5

CONSUMER SERVICES		2,300,406	0.3

DIVERSIFIED FINANCIALS
1,234,353	Bank of America Corp	16,182,368	2.2
2,700,954 *	Citigroup, Inc	10,533,721	1.5
84,830	Goldman Sachs Group, Inc	12,264,721	1.7
568,821	JPMorgan Chase & Co	21,655,016	3.0
153,243	Morgan Stanley	3,782,037	0.5
	Other	11,523,216	1.6

		75,941,079	10.5

ENERGY
63,254	Apache Corp	6,183,711	0.9
260,633	Chevron Corp	21,124,304	2.9
156,575	ConocoPhillips	8,992,102	1.2
56,918	Hess Corp	3,364,992	0.5
92,745	Marathon Oil Corp	3,069,860	0.4
59,168	Murphy Oil Corp	3,663,683	0.5
99,432	Occidental Petroleum Corp	7,785,526	1.1
	Other	26,768,824	3.6

		80,953,002	11.1

FOOD & STAPLES RETAILING
146,354	CVS Corp	4,605,760	0.7
69,240	Wal-Mart Stores, Inc	3,705,725	0.5
	Other	3,840,616	0.5

		12,152,101	1.7

FOOD, BEVERAGE & TOBACCO
157,929	Kraft Foods, Inc (Class A)	4,873,690	0.6
49,160	PepsiCo, Inc	3,266,190	0.5
81,870	Philip Morris International, Inc	4,586,358	0.6
	Other	23,411,132	3.3

		36,137,370	5.0

Shares	Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
153,268	UnitedHealth Group, Inc	$5,381,240	0.7%
	Other	18,741,743	2.6

		24,122,983	3.3

HOUSEHOLD & PERSONAL PRODUCTS
296,249	Procter & Gamble Co	17,766,053	2.4
	Other	3,663,654	0.5

		21,429,707	2.9

INSURANCE

182,950 *	Berkshire Hathaway, Inc (Class B)	15,126,305	2.2
54,142	Chubb Corp	3,085,552	0.4
86,497	Prudential Financial, Inc	4,686,406	0.7
73,435	Travelers Cos, Inc	3,825,963	0.5
	Other	25,975,095	3.6

		52,699,321	7.4

MATERIALS		23,019,823	3.2

MEDIA
352,163	Comcast Corp (Class A)	6,367,106	0.9
173,130	Time Warner, Inc	5,306,435	0.8
177,988	Walt Disney Co	5,893,182	0.9
	Other	16,056,232	2.0

		33,622,955	4.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
124,669 *	Amgen, Inc	6,870,508	0.9
121,070	Bristol-Myers Squibb Co	3,282,208	0.5
97,952	Eli Lilly & Co	3,578,187	0.5
108,652 *	Forest Laboratories, Inc	3,360,606	0.5
277,490	Johnson & Johnson	17,193,280	2.4
313,710	Merck & Co, Inc	11,547,665	1.6
1,056,727	Pfizer, Inc	18,144,002	2.4
	Other	11,688,516	1.7

		75,664,972	10.5

REAL ESTATE		26,149,360	3.6

RETAILING		9,682,122	1.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
273,932	Intel Corp	5,267,712	0.8
	Other	4,999,235	0.6

		10,266,947	1.4

SOFTWARE & SERVICES
263,610	Microsoft Corp	6,455,809	0.8
	Other	12,189,653	1.8

		18,645,462	2.6

TECHNOLOGY HARDWARE & EQUIPMENT		14,868,587	2.0

TELECOMMUNICATION SERVICES
726,348	AT&T, Inc	20,773,552	2.9
663,988	Qwest Communications International, Inc	4,163,205	0.6
403,868	Verizon Communications, Inc	13,162,058	1.8
	Other	5,580,704	0.7

		43,679,519	6.0

92	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ SEPTEMBER 30, 2010

Shares	Company	Value	% of net assets

TRANSPORTATION
57,561	CSX Corp	$3,184,275	0.4%
	Other	9,694,694	1.4

		12,878,969	1.8

UTILITIES
117,834	American Electric Power Co, Inc	4,269,125	0.7
115,393	Edison International	3,968,365	0.5
78,508	PG&E Corp	3,565,833	0.5
111,903	Public Service Enterprise Group, Inc	3,701,751	0.6
	Other	36,998,924	4.9

		52,503,998	7.2

	TOTAL COMMON STOCKS
	(Cost $666,935,057)	728,838,503	100.4

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		$1,800,000	0.2%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,800,000)	1,800,000	0.2

	TOTAL PORTFOLIO
	(Cost $668,735,057)	730,638,503	100.6
	OTHER ASSETS & LIABILITIES, NET	(4,242,854)	(0.6)

	NET ASSETS	$726,395,649	100.0%

*	Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	93

SUMMARY PORTFOLIO OF INVESTMENTS

SOCIAL CHOICE EQUITY FUND  ▪  SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOBILES & COMPONENTS
515,189	*	Ford Motor Co	$6,305,914	0.7%
		Other	6,426,925	0.7

			12,732,839	1.4

BANKS
294,014		US Bancorp	6,356,583	0.8
493,495		Wells Fargo & Co	12,401,528	1.5
		Other	21,165,630	2.2

			39,923,741	4.5

CAPITAL GOODS
95,882		3M Co	8,313,928	1.0
92,584		Caterpillar, Inc	7,284,510	0.9
139,791		Danaher Corp	5,676,913	0.7
79,151		Deere & Co	5,523,157	0.6
132,180		Emerson Electric Co	6,960,598	0.7
121,432		Illinois Tool Works, Inc	5,709,733	0.7
		Other	29,467,545	3.1

			68,936,384	7.7

COMMERCIAL & PROFESSIONAL SERVICES			5,155,705	0.5

CONSUMER DURABLES & APPAREL
78,018		Nike, Inc (Class B)	6,252,363	0.8
		Other	7,991,031	0.9

			14,243,394	1.7

CONSUMER SERVICES
128,800		McDonald’s Corp	9,596,888	1.2
		Other	10,284,205	1.1

			19,881,093	2.3

DIVERSIFIED FINANCIALS
157,658		American Express Co	6,626,366	0.8
214,109		Bank of New York Mellon Corp	5,594,667	0.7
		Other	35,590,942	3.9

			47,811,975	5.4

ENERGY
66,859		Apache Corp	6,536,136	0.8
92,697	*	Devon Energy Corp	6,001,204	0.7
167,491		Marathon Oil Corp	5,543,952	0.6
		Other	66,126,862	7.2

			84,208,154	9.3

FOOD & STAPLES RETAILING
91,940		Costco Wholesale Corp	5,929,210	0.7
172,836		CVS Corp	5,439,149	0.6
		Other	13,571,815	1.5

			24,940,174	2.8

FOOD, BEVERAGE & TOBACCO
146,529		General Mills, Inc	5,354,170	0.6
220,647		Kraft Foods, Inc (Class A)	6,809,165	0.7
171,793		PepsiCo, Inc	11,413,927	1.2
		Other	13,134,677	1.6

			36,711,939	4.1

Shares			Company	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
119,819			Baxter International, Inc	$5,716,564	0.6%
188,345			Medtronic, Inc	6,324,625	0.8
98,909		*	WellPoint, Inc	5,602,205	0.7
			Other	21,891,249	2.3

				39,534,643	4.4

HOUSEHOLD & PERSONAL PRODUCTS
80,128			Kimberly-Clark Corp	5,212,326	0.6
264,546			Procter & Gamble Co	15,864,824	1.8
			Other	7,576,196	0.9

				28,653,346	3.3

INSURANCE
107,092			Aflac, Inc	5,537,727	0.6
91,593			Chubb Corp	5,219,885	0.6
110,632			Travelers Cos, Inc	5,763,926	0.6
			Other	18,362,498	2.1

				34,884,036	3.9

MATERIALS
64,847			Air Products & Chemicals, Inc	5,370,629	0.6
65,485			Praxair, Inc	5,910,676	0.8
			Other	32,738,888	3.5

				44,020,193	4.9

MEDIA
249,614			Walt Disney Co	8,264,720	1.0
			Other	17,488,852	1.9

				25,753,572	2.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
138,220	*		Amgen, Inc	7,617,303	1.0
262,854			Bristol-Myers Squibb Co	7,125,972	0.8
157,840	*		Gilead Sciences, Inc	5,620,681	0.6
259,237			Johnson & Johnson	16,062,325	1.7
311,311			Merck & Co, Inc	11,459,358	1.2
			Other	22,173,994	2.4

				70,059,633	7.7

REAL ESTATE				16,701,681	1.9

RETAILING
241,097			Home Depot, Inc	7,637,954	1.0
123,794			Target Corp	6,615,551	0.8
			Other	30,848,813	3.3

				45,102,318	5.1

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
589,775			Intel Corp	11,341,372	1.4
240,022			Texas Instruments, Inc	6,514,196	0.7
			Other	7,395,341	0.7

				25,250,909	2.8

94	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SOCIAL CHOICE EQUITY FUND ▪ SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

SOFTWARE & SERVICES
121,493		Accenture plc	$5,162,237	0.6%
24,453	*	Google, Inc (Class A)	12,857,142	1.5
121,704		International Business Machines Corp	16,325,374	1.8
671,639		Microsoft Corp	16,448,438	1.9
		Other	21,965,294	2.4

			72,758,485	8.2

TECHNOLOGY HARDWARE & EQUIPMENT
582,175	*	Cisco Systems, Inc	12,749,633	1.5
258,250		Hewlett-Packard Co	10,864,577	1.3
		Other	21,276,224	2.3

			44,890,434	5.1

TELECOMMUNICATION SERVICES			15,411,923	1.8

TRANSPORTATION
63,882		FedEx Corp	5,461,911	0.6
87,604		Norfolk Southern Corp	5,213,314	0.6
107,557		United Parcel Service, Inc (Class B)	7,172,977	0.9
		Other	10,079,490	1.0

			27,927,692	3.1

UTILITIES			42,054,100	4.7

		TOTAL COMMON STOCKS
		(Cost $868,252,960)	887,548,363	99.5

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT		$3,000,000	0.3%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,000,000)	3,000,000	0.3

	TOTAL PORTFOLIO
	(Cost $871,252,960)	890,548,363	99.8
	OTHER ASSETS & LIABILITIES, NET	2,055,824	0.2

	NET ASSETS	$892,604,187	100.0%

*	Non-income producing.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	95

SUMMARY PORTFOLIO OF INVESTMENTS

REAL ESTATE SECURITIES FUND  ▪  SEPTEMBER 30, 2010

Shares		Company	Value	% of net assets

COMMON STOCKS

ASSET MANAGEMENT & CUSTODY BANKS
50,000		iShares Cohen & Steers Realty Majors Index Fund	$3,097,500	0.4%
50,000		iShares Dow Jones US Real Estate Index Fund	2,644,000	0.4

			5,741,500	0.8

DIVERSIFIED REITS
390,000		Vornado Realty Trust	33,356,700	4.9

			33,356,700	4.9

HOTELS, RESORTS & CRUISE LINES
1,200,000	*	Orient-Express Hotels Ltd (Class A)	13,380,000	2.0
140,000		Starwood Hotels & Resorts Worldwide, Inc	7,357,000	1.1

			20,737,000	3.1

INDUSTRIAL REITS
370,000		AMB Property Corp	9,793,900	1.4
195,000		EastGroup Properties, Inc	7,289,100	1.1
600,000	*	First Industrial Realty Trust, Inc	3,042,000	0.4
1,600,000		Prologis	18,848,000	2.7

			38,973,000	5.6

MORTGAGE REITS
280,000		Annaly Mortgage Management, Inc	4,928,000	0.7

			4,928,000	0.7

OFFICE REITS
172,000		Alexandria Real Estate Equities, Inc	12,040,000	1.8
263,000		BioMed Realty Trust, Inc	4,712,960	0.7
425,000		Boston Properties, Inc	35,326,000	5.1
150,000		Corporate Office Properties Trust	5,596,500	0.8
196,000		Digital Realty Trust, Inc	12,093,200	1.8
350,000		Mission West Properties, Inc	2,373,000	0.3
280,000		SL Green Realty Corp	17,732,400	2.6

			89,874,060	13.1

REAL ESTATE DEVELOPMENT
250,000	*	Forestar Real Estate Group, Inc	4,262,500	0.6

			4,262,500	0.6

REAL ESTATE OPERATING COMPANIES
3,850,000	a	Thomas Properties Group, Inc	13,744,500	2.1

			13,744,500	2.1

REAL ESTATE SERVICES
200,000	*	CB Richard Ellis Group, Inc (Class A)	3,656,000	0.5
50,000		Vanguard REIT ETF	2,604,000	0.4

			6,260,000	0.9

RESIDENTIAL REITS
445,000		American Campus Communities, Inc	13,545,800	2.0
220,000		AvalonBay Communities, Inc	22,864,600	3.4
300,000		Camden Property Trust	14,391,000	2.2
690,000		Equity Residential	32,823,300	4.9
170,000		Essex Property Trust, Inc	18,604,800	2.7
600,000		UDR, Inc	12,672,000	1.9
		Other	1,910,619	0.3

			116,812,119	17.4

Shares		Company	Value	% of net assets

RETAIL REITS
1,500,000		Developers Diversified Realty Corp	$16,830,000	2.4%
180,000		Federal Realty Investment Trust	14,698,800	2.2
400,000		Glimcher Realty Trust	2,460,000	0.4
700,000		Kimco Realty Corp	11,025,000	1.6
380,000		Macerich Co	16,321,000	2.4
240,000		Realty Income Corp	8,092,800	1.2
320,000		Regency Centers Corp	12,630,400	1.9
750,000		Simon Property Group, Inc	69,555,000	10.2

			151,613,000	22.3

SPECIALIZED REITS
390,000		Entertainment Properties Trust	16,840,200	2.5
190,000		Extra Space Storage, Inc	3,047,600	0.4
570,000		HCP, Inc	20,508,600	3.0
375,000		Health Care REIT, Inc	17,752,500	2.6
600,000		Hersha Hospitality Trust	3,108,000	0.5
1,750,000		Host Marriott Corp	25,340,000	3.6
430,000		Nationwide Health Properties, Inc	16,628,100	2.4
200,000		Plum Creek Timber Co, Inc	7,060,000	1.0
420,000		Public Storage, Inc	40,756,800	6.0
100,000		Sovran Self Storage, Inc	3,790,000	0.6
430,000	*	Sunstone Hotel Investors, Inc	3,900,100	0.6
650,000		U-Store-It Trust	5,427,500	0.8
350,000		Ventas, Inc	18,049,500	2.7
		Other	2,070,000	0.3

			184,278,900	27.0

		TOTAL COMMON STOCKS
		(Cost $678,641,969)	670,581,279	98.5

PREFERRED STOCK
OFFICE REITS
120,000	*	SL Green Realty Corp	3,006,000	0.5

			3,006,000	0.5

RETAIL REITS
124,000	*	CBL & Associates Properties, Inc	2,956,160	0.4

			2,956,160	0.4

		TOTAL PREFERRED STOCK
		(Cost $5,333,131)	5,962,160	0.9

		TOTAL PORTFOLIO
		(Cost $683,975,100)	676,543,439	99.4
		OTHER ASSETS & LIABILITIES, NET	3,918,631	0.6

		NET ASSETS	$680,462,070	100.0%

Abbreviation(s):

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust

*	Non-income producing.

a	Affiliated holding.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

96	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

MANAGED ALLOCATION FUND  ▪  SEPTEMBER 30, 2010

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS(a)
20,442,810	TIAA-CREF Bond Plus Fund	$211,787,516	39.8%
29,909	TIAA-CREF Emerging Markets Equity Fund	330,488	0.1
5,767,535	TIAA-CREF Enhanced International Equity Index Fund	39,334,591	7.4
6,469,000	TIAA-CREF Enhanced Large-Cap Growth Index Fund	55,827,471	10.4
7,415,841	TIAA-CREF Enhanced Large-Cap Value Index Fund	55,470,489	10.4
3,831,416	TIAA-CREF Growth & Income Fund	31,494,237	5.9
4,432,507	TIAA-CREF International Equity Fund	39,670,937	7.4
3,959,818	TIAA-CREF Large-Cap Growth Fund	37,143,088	7.0
3,126,127	TIAA-CREF Large-Cap Value Fund	36,982,082	6.9
156,047	TIAA-CREF Mid-Cap Growth Fund	2,629,397	0.5
191,187	TIAA-CREF Mid-Cap Value Fund	2,948,110	0.6
1,528,644	TIAA-CREF Small-Cap Equity Fund	19,230,338	3.6

	TOTAL TIAA-CREF FUNDS
	(Cost $526,452,914)	532,848,744	100.0

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
$1,000,000	Federal Home Loan Bank (FHLB) 10/01/10	$1,000,000	0.2%

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,000,000)	1,000,000	0.2

	TOTAL INVESTMENTS
	(Cost $527,452,914)	533,848,744	100.2
	OTHER ASSETS & LIABILITIES, NET	(1,177,486)	(0.2)

	NET ASSETS	$532,671,258	100.0%

a	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	97

SUMMARY PORTFOLIO OF INVESTMENTS

BOND FUND ▪ SEPTEMBER 30, 2010

Principal		Issuer	Value	% of net assets

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			$1,542,358	0.1%

BANKS			176,323,278	6.4

CAPITAL GOODS			11,464,458	0.4

COMMERCIAL & PROFESSIONAL SERVICES			17,661,702	0.6

CONSUMER DURABLES & APPAREL			1,870,918	0.0

CONSUMER SERVICES			4,050,609	0.1

DIVERSIFIED FINANCIALS
		Citigroup Funding, Inc
$29,990,000		1.880%–2.250%, 03/30/12–12/10/12	30,791,592	1.2
		General Electric Capital Corp
29,193,357		1.880%–6.880%, 03/12/12–01/10/39	30,832,480	1.0
		GMAC, Inc
15,935,000		1.750%, 10/30/12	16,304,102	0.7
40,669,000		2.200%, 12/19/12	42,043,368	1.6
		Other	119,026,338	4.1

			238,997,880	8.6

ENERGY			88,503,508	3.2

FOOD & STAPLES RETAILING			10,676,056	0.4

FOOD, BEVERAGE & TOBACCO			29,040,366	1.0

HEALTH CARE EQUIPMENT & SERVICES			10,053,175	0.4

HOUSEHOLD & PERSONAL PRODUCTS			5,168,127	0.2

INSURANCE			28,472,999	1.0

MATERIALS			35,953,941	1.2

MEDIA			24,869,342	0.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			19,173,120	0.7

REAL ESTATE			12,865,213	0.4

RETAILING			7,945,984	0.3

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,347,538	0.1

SOFTWARE & SERVICES			12,964,515	0.5

TECHNOLOGY HARDWARE & EQUIPMENT			14,580,983	0.5

TELECOMMUNICATION SERVICES			49,053,343	1.8

TRANSPORTATION			12,615,172	0.4

UTILITIES			59,637,952	2.1

		TOTAL CORPORATE BONDS
		(Cost $818,645,360)	875,832,537	31.3

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
23,685,000		2.500%–5.500%, 08/20/12–10/18/16	26,235,259	1.0
		Federal National Mortgage Association (FNMA)
43,480,000		1.130%–5.000%, 04/28/11–09/16/14	45,435,354	1.7

Principal		Issuer	Value	% of net assets

		Private Export Funding Corp
$12,185,000		5.450%, 09/15/17	$14,656,434	0.4%
27,880,000		3.050%–4.900%, 12/15/11–12/15/21	30,214,914	1.2
		Other	62,516,121	2.1

			179,058,082	6.4

FOREIGN GOVERNMENT BONDS
		Province of Ontario Canada
32,850,000		2.630%–4.400%, 01/20/12–04/14/20	35,087,888	1.3
		Other	85,219,363	3.0

			120,307,251	4.3

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
110,015,706		4.000%–8.000%, 01/01/16–11/15/40	117,299,204	4.1
		Federal National Mortgage Association (FNMA)
11,720,837		5.500%, 02/01/35	12,593,269	0.5
19,774,733	h	4.500%, 09/01/40	20,615,372	0.7
12,782,439	h	4.500%, 09/01/40	13,325,831	0.5
37,000,000	h	4.000%, 11/25/40	37,925,000	1.4
58,000,000		4.500%, 11/25/40	60,265,597	2.2
38,000,000		5.000%, 11/25/40	39,959,356	1.5
68,000,000		5.500%, 11/25/40	72,218,109	2.7
63,000,000		6.000%, 11/25/40	67,587,157	2.5
207,625,596	i	3.500%–8.000%, 06/01/13–11/25/40	221,637,534	7.9
		Government National Mortgage Association (GNMA)
16,000,000	h	5.500%, 10/15/38	17,200,000	0.6
35,000,000	h	4.500%, 10/15/39	36,815,625	1.3
44,000,000	h	5.000%, 10/15/39	46,846,272	1.8
13,000,000	h	5.000%, 10/20/40	13,865,254	0.5
64,638,796	h	4.000%–8.500%, 01/15/28–01/15/44	69,538,451	2.3
		Other	15,140,742	0.4

			862,832,773	30.9

MUNICIPAL BONDS			16,402,530	0.6

U.S. TREASURY SECURITIES
		United States Treasury Bond
43,786,000		8.000%, 11/15/21	66,041,592	2.4
25,520,000		5.250%, 02/15/29	32,250,900	1.2
14,239,000		5.380%, 02/15/31	18,332,713	0.7
26,374,500		3.500%–6.380%, 08/15/27–08/15/40	28,440,655	0.9
		United States Treasury Note
103,215,000		0.750%, 09/15/13	103,553,647	3.6
18,597,000		2.000%, 11/30/13	19,358,324	0.7
12,452,000		1.880%, 04/30/14	12,912,139	0.5
28,295,000		2.250%, 05/31/14	29,731,848	1.1
18,155,000		2.630%, 06/30/14	19,327,976	0.7
14,961,000		2.380%, 08/31/14	15,785,022	0.6
28,924,000		2.380%, 10/31/14	30,528,385	1.1
17,305,000		2.250%, 01/31/15	18,159,434	0.6
14,749,000		2.500%, 04/30/15	15,636,241	0.6
26,262,000		1.250%, 08/31/15	26,253,806	0.9
12,885,000		1.880%, 08/31/17	12,873,932	0.5
63,556,000		0.630%–3.130%, 08/31/11–08/15/20	65,255,145	2.3
		Other	5,722,339	0.2

			520,164,098	18.6

		TOTAL GOVERNMENT BONDS
		(Cost $1,626,851,127)	1,698,764,734	60.8

98	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

BOND FUND ▪ SEPTEMBER 30, 2010

Principal	Issuer	Value	% of net assets

STRUCTURED ASSETS

ASSET BACKED		$44,057,276	1.6%

OTHER MORTGAGE BACKED		133,132,365	4.8

	TOTAL STRUCTURED ASSETS
	(Cost $168,651,844)	177,189,641	6.4

	TOTAL BONDS
	(Cost $2,614,148,331)	2,751,786,912	98.5

Shares	Company

PREFERRED STOCKS

BANKS		187,098	0.0

	TOTAL PREFERRED STOCKS
	(Cost $10,782,875)	187,098	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal National Mortgage Association (FNMA)
$17,130,000	10/27/10	17,127,897	0.6
12,215,000	11/15/10	12,212,328	0.4
13,425,000	12/08/10	13,421,456	0.5
	Federal Home Loan Bank (FHLB)
85,000,000	10/01/10	85,000,000	3.0
12,720,000	10/13/10	12,719,364	0.5
12,060,000	10/22/10	12,058,874	0.4
18,565,000	11/05/10	18,561,751	0.7
25,795,000	11/10/10	25,790,414	0.9
	Federal Home Loan Mortgage Corp (FHLMC)
15,000,000	10/22/10	14,998,644	0.5
15,080,000	10/25/10	15,078,241	0.5
16,635,000	11/15/10	16,631,465	0.6
25,000,000	11/19/10	24,994,385	0.9
21,885,000	12/06/10	21,879,376	0.9
14,230,000	12/13/10	14,225,959	0.5
26,625,000	12/14/10	26,617,331	1.1
	Other	13,268,950	0.4

		344,586,435	12.4

TREASURY DEBT
	United States Treasury Bill
20,300,000	10/21/10	20,297,463	0.7
46,470,000	11/12/10	46,461,916	1.7
41,765,000	11/18/10	41,756,536	1.5
13,750,000	11/26/10	13,746,214	0.5
15,000,000	12/23/10	14,995,260	0.5
	United States Treasury Note
20,000,000	03/31/11	20,065,620	0.7
	Other	10,996,986	0.4

		168,319,995	6.0

Principal	Issuer	Value	% of net assets

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $512,897,462)	$512,906,430	18.4%

	TOTAL PORTFOLIO
	(Cost $3,137,828,668)	3,264,880,440	116.9
	OTHER ASSETS & LIABILITIES, NET	(470,847,751)	(16.9)

	NET ASSETS	$2,794,032,689	100.0%

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	99

SUMMARY PORTFOLIO OF INVESTMENTS

BOND PLUS FUND ▪ SEPTEMBER 30, 2010

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

CONSUMER DURABLES & APPAREL			$928,509	0.2%

HEALTH CARE EQUIPMENT & SERVICES			994,983	0.2

MATERIALS			2,923,485	0.4

	TOTAL BANK LOAN OBLIGATIONS
		(Cost $4,845,180)	4,846,977	0.8

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			1,065,643	0.2

BANKS
		Regions Bank
$2,000,000		3.250%, 12/09/11	2,064,931	0.2
		Other	30,879,812	5.1

			32,944,743	5.3

CAPITAL GOODS			3,875,886	0.7

COMMERCIAL & PROFESSIONAL SERVICES			5,336,397	0.8

CONSUMER DURABLES & APPAREL			2,760,113	0.5

CONSUMER SERVICES			1,215,508	0.2

DIVERSIFIED FINANCIALS
		General Electric Capital Corp
2,700,000		5.500%, 06/04/14	3,014,190	0.6
		GMAC, Inc
2,000,000		2.200%, 12/19/12	2,067,587	0.4
		Other	29,885,917	4.6

			34,967,694	5.6

ENERGY			25,876,869	4.2

FOOD & STAPLES RETAILING			1,691,152	0.3

FOOD, BEVERAGE & TOBACCO			7,395,194	1.2

HEALTH CARE EQUIPMENT & SERVICES			4,135,014	0.7

HOUSEHOLD & PERSONAL PRODUCTS			292,898	0.0

INSURANCE			6,286,333	1.0

MATERIALS			12,096,591	2.0

MEDIA			10,550,408	1.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,318,071	0.7

REAL ESTATE			3,878,407	0.6

RETAILING			4,243,514	0.7

SOFTWARE & SERVICES			2,530,770	0.5

TECHNOLOGY HARDWARE & EQUIPMENT			4,733,641	0.7

TELECOMMUNICATION SERVICES
		Verizon New Jersey, Inc
2,200,000		5.880%, 01/17/12	2,330,136	0.5
		Other	14,114,040	2.1

			16,444,176	2.6

TRANSPORTATION			5,373,111	0.9

UTILITIES			12,406,729	2.0

	TOTAL CORPORATE BONDS
		(Cost $189,342,890)	204,418,862	33.0

Principal		Issuer	Value	% of net assets

GOVERNMENT BONDS

AGENCY SECURITIES			$5,420,594	0.9%

FOREIGN GOVERNMENT BONDS			36,060,465	5.8

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp (FHLMC)
$6,835,854	i	2.640%–6.000%, 02/01/36–08/01/37	7,243,049	1.2
		Federal Home Loan Mortgage Corp Gold (FGLMC)
2,170,537		5.500%, 12/01/33	2,330,778	0.4
2,000,000		5.000%, 11/15/40	2,098,124	0.3
2,000,000		5.500%, 11/15/40	2,119,376	0.3
21,264,911		4.000%–8.000%, 12/01/16–10/15/40	22,803,185	3.7
		Federal National Mortgage Association (FNMA)
2,144,790		4.780%, 02/01/14	2,336,895	0.4
2,730,624		4.640%, 11/01/14	2,991,344	0.5
2,253,378		5.000%, 10/01/25	2,388,334	0.4
2,000,000	h	4.000%, 10/25/25	2,087,500	0.3
3,016,215		5.000%, 08/01/34	3,191,402	0.6
2,243,230		5.500%, 05/01/35	2,454,119	0.4
3,350,291		5.500%, 05/01/35	3,665,297	0.7
2,105,405		5.000%, 10/01/35	2,225,604	0.4
2,173,047	h	4.500%, 09/01/40	2,265,425	0.4
2,797,831	h	4.500%, 09/01/40	2,916,769	0.5
5,000,000		4.500%, 11/25/40	5,195,310	0.8
4,000,000		5.500%, 11/25/40	4,248,124	0.7
6,000,000		6.000%, 11/25/40	6,436,872	1.1
45,419,870	i	3.500%–9.000%, 06/01/13–11/25/40	48,317,216	7.7
		Government National Mortgage Association (GNMA)
3,000,000	h	5.500%, 10/15/38	3,225,000	0.5
5,000,000	h	4.500%, 10/15/39	5,259,375	0.9
4,000,000	h	5.000%, 10/15/39	4,258,752	0.7
3,000,000	h	5.000%, 10/20/40	3,199,674	0.5
9,424,898		4.000%–8.500%, 09/15/23–09/15/43	10,139,093	1.4

			153,396,617	24.8

MUNICIPAL BONDS			2,790,241	0.5

U.S. TREASURY SECURITIES
		United States Treasury Bond
15,802,000		8.000%, 11/15/21	23,833,857	3.9
3,902,500		5.250%, 02/15/29	4,931,784	0.8
5,000,000		5.380%, 02/15/31	6,437,500	1.0
3,235,500		4.380%, 05/15/40	3,633,887	0.6
3,660,000		3.880%, 08/15/40	3,783,525	0.6
		United States Treasury Note
4,100,000		1.000%, 09/30/11	4,128,667	0.7
13,650,000		0.750%, 09/15/13	13,694,786	2.2
3,465,000		2.380%, 08/31/14	3,655,845	0.6
2,715,000		2.250%, 01/31/15	2,849,053	0.5
5,887,000		2.500%, 04/30/15	6,241,138	1.0
22,057,000		1.250%, 08/31/15	22,050,118	3.5
15,000,000		1.250%, 09/30/15	14,976,570	2.4
2,900,000		2.630%, 08/15/20	2,927,188	0.5
8,150,000		0.630%–3.000%, 12/31/11–08/31/17	8,360,250	1.4
		Other	1,137,999	0.2

			122,642,167	19.9

	TOTAL GOVERNMENT BONDS
		(Cost $306,371,048)	320,310,084	51.9

100	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

BOND PLUS FUND ▪ SEPTEMBER 30, 2010

Principal		Issuer	Value	% of net assets

STRUCTURED ASSETS

ASSET BACKED
		Flagstar Home Equity Loan Trust
		Series 2007–1A (Class AF3)
$2,872,080		5.780%, 01/25/35	$2,435,001	0.4%
		Residential Funding Mortgage Securities II, Inc
		Series 2006–HI2 (Class A3)
7,000,000		5.790%, 02/25/36	6,440,664	1.1
		Series 2006–HI4 (Class A3)
3,528,000		5.440%, 09/25/36	2,965,333	0.6
		Residential Asset Mortgage Products, Inc
		Series 2004–RS11 (Class M1)
4,416,309		0.880%, 11/25/34	3,912,942	0.7
		Other	13,663,694	2.0

			29,417,634	4.8

OTHER MORTGAGE BACKED			28,377,979	4.6

		TOTAL STRUCTURED ASSETS
		(Cost $63,288,432)	57,795,613	9.4

		TOTAL BONDS
		(Cost $559,002,370)	582,524,559	94.3

Shares		Company

PREFERRED STOCKS

BANKS			64,645	0.0

		TOTAL PREFERRED STOCKS
		(Cost $3,726,250)	64,645	0.0

TIAA-CREF MUTUAL FUND

522,255	a	TIAA-CREF High-Yield Fund (Institutional Class)	5,086,766	0.8

		TOTAL TIAA-CREF MUTUAL FUND
		(Cost $5,165,743)	5,086,766	0.8

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
$11,400,000		10/01/10	$11,400,000	1.8%
12,125,000		10/08/10	12,124,623	2.0
8,110,000		10/13/10	8,109,595	1.3
3,940,000		10/22/10	3,939,632	0.6
15,000,000		11/05/10	14,997,375	2.4
		Federal National Mortgage Association (FNMA)
6,200,000		12/08/10	6,198,363	1.1
		Other	1,534,857	0.2

			58,304,445	9.4

TREASURY DEBT
		United States Treasury Bill
7,145,000		11/12/10	7,143,767	1.1
6,120,000		11/18/10	6,118,686	1.0

			13,262,453	2.1

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $71,566,309)	71,566,898	11.5

		TOTAL PORTFOLIO
		(Cost $644,305,852)	664,089,845	107.4
		OTHER ASSETS & LIABILITIES, NET	(45,964,751)	(7.4)

		NET ASSETS	$618,125,094	100.0%

a	Affiliated holding.

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	101

SUMMARY PORTFOLIO OF INVESTMENTS

SHORT-TERM BOND FUND ▪ SEPTEMBER 30, 2010

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

HEALTH CARE EQUIPMENT & SERVICES			$965,110	0.2%

		TOTAL BANK LOAN OBLIGATIONS
		(Cost $953,806)	965,110	0.2

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			597,515	0.1

BANKS
		Bank of America Corp
$3,000,000		2.380%, 06/22/12	3,095,243	0.7
1,850,000		3.700%–7.380%, 05/15/14–09/01/15	1,962,904	0.5
		Citigroup, Inc
2,000,000		2.130%, 04/30/12	2,050,692	0.4
2,000,000		5.500%, 10/15/14	2,170,138	0.5
2,000,000		4.750%, 05/19/15	2,104,186	0.5
		JPMorgan Chase & Co
3,000,000		3.130%, 12/01/11	3,092,687	0.7
2,000,000		1.650%, 09/30/13	2,003,474	0.4
		Sovereign Bancorp, Inc
3,000,000		2.500%, 06/15/12	3,100,110	0.7
		Other	22,795,564	4.7

			42,374,998	9.1

CAPITAL GOODS			3,127,152	0.7

COMMERCIAL & PROFESSIONAL SERVICES			2,752,691	0.5

CONSUMER DURABLES & APPAREL			471,120	0.1

CONSUMER SERVICES			505,000	0.1

DIVERSIFIED FINANCIALS
		Bank of Montreal
2,000,000	g	2.850%, 06/09/15	2,105,096	0.5
		Canadian Imperial Bank of Commerce
2,000,000		1.450%, 09/13/13	2,013,350	0.4
		Citigroup Funding, Inc
2,000,000		1.880%, 10/22/12	2,051,036	0.4
3,000,000		2.250%, 12/10/12	3,103,257	0.7
		General Electric Capital Corp
2,000,000		2.630%, 12/28/12	2,085,308	0.4
4,225,000		1.880%–3.750%, 03/12/12–06/29/15	4,345,576	1.0
		GMAC, Inc
2,800,000		1.750%, 10/30/12	2,864,856	0.6
3,600,000		2.200%, 12/19/12	3,721,658	0.9
		Other	23,351,461	4.8

			45,641,598	9.7

ENERGY			7,467,141	1.6

FOOD & STAPLES RETAILING			2,767,309	0.6

FOOD, BEVERAGE & TOBACCO			5,574,646	1.2

HEALTH CARE EQUIPMENT & SERVICES			3,302,075	0.7

Principal		Issuer	Value	% of net assets

INSURANCE
		MetLife, Inc
$2,000,000		2.380%, 02/06/14	$2,021,176	0.5%
		Other	2,441,090	0.5

			4,462,266	1.0

MATERIALS			8,810,111	1.9

MEDIA			4,006,644	0.9

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,784,580	0.8

REAL ESTATE			182,054	0.0

RETAILING			1,984,707	0.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			524,506	0.1

SOFTWARE & SERVICES
		Microsoft Corp
5,000,000		0.880%, 09/27/13	5,006,955	1.2
1,000,000		1.630%–1.630%, 09/25/15–09/25/15	1,000,713	0.2
		Other	1,353,972	0.3

			7,361,640	1.7

TECHNOLOGY HARDWARE & EQUIPMENT
		International Business Machines Corp
5,000,000		1.000%, 08/05/13	5,017,241	1.1
		Other	3,807,553	0.7

			8,824,794	1.8

TELECOMMUNICATION SERVICES			7,199,581	1.5

TRANSPORTATION			3,649,837	0.8

UTILITIES			8,834,628	1.9

		TOTAL CORPORATE BONDS
		(Cost $168,441,846)	174,206,593	37.2

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Farm Credit Bank (FFCB)
4,400,000		2.630%, 04/21/11	4,457,147	1.0
1,000,000		1.380%–1.380%, 06/25/13–06/25/13	1,017,647	0.2
		Federal Home Loan Bank (FHLB)
3,000,000		1.880%, 06/21/13	3,091,272	0.7
1,200,000		3.630%–3.630%, 09/16/11–09/16/11	1,238,796	0.3
		Federal Home Loan Mortgage Corp (FHLMC)
4,000,000		2.130%, 09/21/12	4,124,576	0.9
230,000		2.500%–2.500%, 04/23/14–04/23/14	241,772	0.1
		Federal National Mortgage Association (FNMA)
2,500,000		1.380%, 04/28/11	2,515,788	0.5
3,000,000		2.000%, 01/09/12	3,060,816	0.7
3,000,000		0.880%, 01/12/12	3,016,548	0.6
2,000,000		3.630%, 02/12/13	2,138,552	0.5
6,500,000		1.250%, 08/20/13	6,576,050	1.3
2,000,000		3.000%, 09/16/14	2,138,258	0.5
5,000,000		2.630%, 11/20/14	5,271,475	1.1
2,500,000		2.500%–2.750%, 03/13/14–05/15/14	2,638,073	0.5

102	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

SHORT-TERM BOND FUND ▪ SEPTEMBER 30, 2010

Principal	Issuer	Value	% of net assets

AGENCY SECURITIES (continued)
	Private Export Funding Corp
$7,000,000	4.900%, 12/15/11	$7,379,672	1.5%
2,000,000	3.550%, 04/15/13	2,139,010	0.5
	Other	3,487,192	0.7

		54,532,644	11.6

FOREIGN GOVERNMENT BONDS
	Province of British Columbia Canada
3,000,000	2.850%, 06/15/15	3,190,326	0.8
	Province of Nova Scotia Canada
2,000,000	2.380%, 07/21/15	2,058,432	0.4
	Province of Ontario Canada
2,000,000	2.630%, 01/20/12	2,050,610	0.4
	Other	14,275,741	3.1

		21,575,109	4.7

MORTGAGE BACKED		886,701	0.2

U.S. TREASURY SECURITIES
	United States Treasury Note
3,927,000	1.000%, 09/30/11	3,954,458	0.8
12,000,000	0.750%, 11/30/11	12,060,468	2.6
21,211,000	4.630%, 12/31/11	22,352,746	4.9
5,000,000	1.000%, 03/31/12	5,049,400	1.1
42,720,000	1.130%, 06/15/13	43,327,477	9.4
37,260,000	0.750%, 09/15/13	37,382,250	8.1
7,395,000	3.130%, 09/30/13	7,938,074	1.7
3,654,900	2.750%, 10/31/13	3,886,760	0.8
14,949,000	2.000%, 11/30/13	15,560,982	3.3
2,318,000	1.880%, 04/30/14	2,403,657	0.5
7,990,000	2.380%, 08/31/14	8,430,073	1.8
4,175,000	2.250%, 01/31/15	4,381,141	0.9
5,639,000	1.250%, 08/31/15	5,637,241	1.2
6,533,500	0.630%–2.630%, 08/31/11–04/30/15	6,839,334	1.4

		179,204,061	38.5

	TOTAL GOVERNMENT BONDS
	(Cost $248,786,333)	256,198,515	55.0

STRUCTURED ASSETS

ASSET BACKED
	AmeriCredit Automobile Receivables Trust
	Series 2010–3 (Class B)
2,000,000	2.040%, 09/08/15	2,005,826	0.4
	DaimlerChrysler Financial Auto Securitization Trust
	Series 2010–A (Class B)
2,000,000	1.650%, 11/08/13	2,000,494	0.4
	Residential Funding Mortgage Securities II, Inc
	Series 2006–HI2 (Class A3)
4,000,000	5.790%, 02/25/36	3,680,380	0.9
	World Financial Network Credit Card Master Trust
	Series 2009–D (Class A)
2,000,000	4.660%, 05/15/17	2,135,701	0.6
	Other	9,451,681	1.8

		19,274,082	4.1

Principal	Issuer	Value	% of net assets

OTHER MORTGAGE BACKED		$388,877	0.1%

	TOTAL STRUCTURED ASSETS
	(Cost $22,787,185)	19,662,959	4.2

	TOTAL BONDS
	(Cost $440,015,364)	450,068,067	96.4

Shares	Company

PREFERRED STOCKS

BANKS		31,058	0.0

	TOTAL PREFERRED STOCKS
	(Cost $1,789,475)	31,058	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$9,000,000	10/01/10	9,000,000	1.9

		9,000,000	1.9

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,000,000)	9,000,000	1.9

	TOTAL PORTFOLIO
	(Cost $451,758,645)	460,064,235	98.5
	OTHER ASSETS & LIABILITIES, NET	7,164,891	1.5

	NET ASSETS	$467,229,126	100.0%

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At 9/30/2010, the value of these securities amounted to $28,643,952 or 6.13% of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	103

SUMMARY PORTFOLIO OF INVESTMENTS

HIGH-YIELD FUND ▪ SEPTEMBER 30, 2010

Principal		Issuer	Value	% of net assets

BANK LOAN OBLIGATIONS

HEALTH CARE EQUIPMENT & SERVICES			$2,984,950	0.4%

MATERIALS			2,976,716	0.4

UTILITIES			1,657,094	0.2

		TOTAL BANK LOAN OBLIGATIONS
		(Cost $8,088,785)	7,618,760	1.0

CORPORATE BONDS

AUTOMOBILES & COMPONENTS
		Ford Motor Co
$4,500,000		7.450%, 07/16/31	4,691,250	0.6
		Other	2,904,900	0.4

			7,596,150	1.0

BANKS			13,745,965	1.9

CAPITAL GOODS
		Reynolds Group Issuer, Inc
5,000,000	g	7.750%, 10/15/16	5,087,500	0.7
		Susser Holdings LLC
4,720,000		8.500%, 05/15/16	4,908,800	0.7
		Other	8,669,389	1.1

			18,665,689	2.5

COMMERCIAL & PROFESSIONAL SERVICES
		Trans Union LLC
3,825,000	g	11.380%, 06/15/18	4,350,937	0.5
		Other	6,809,130	1.0

			11,160,067	1.5

CONSUMER DURABLES & APPAREL
		Hanesbrands, Inc
5,000,000		8.000%, 12/15/16	5,281,250	0.7
		Other	8,730,333	1.2

			14,011,583	1.9

CONSUMER SERVICES
		Knowledge Learning Corp, Inc
4,280,000	g	7.750%, 02/01/15	4,237,200	0.5
		Penn National Gaming, Inc
5,310,000		8.750%, 08/15/19	5,641,874	0.8
		Other	29,843,403	4.1

			39,722,477	5.4

Principal		Issuer	Value	% of net assets

DIVERSIFIED FINANCIALS
		American General Finance Corp
$5,160,000		6.900%, 12/15/17	$4,308,600	0.6%
		CIT Group, Inc
4,500,000		7.000%, 05/01/17	4,404,375	0.6
7,500,000		7.000%–7.000%, 05/01/17–05/01/17	7,433,750	1.0
		Ford Motor Credit Co LLC
4,000,000		8.130%, 01/15/20	4,596,260	0.7
10,175,000		5.630%–12.000%, 10/01/13–12/15/16	11,295,869	1.5
		GMAC, Inc
5,000,000	g	8.000%, 03/15/20	5,462,501	0.8
10,000,000	g	6.630%–8.300%, 05/15/12–11/01/31	10,631,875	1.4
		International Lease Finance Corp
4,275,000	g	6.750%, 09/01/16	4,574,250	0.6
9,225,000	g	5.630%–8.750%, 09/20/13–09/01/18	9,708,931	1.2
		Other	5,042,500	0.7

			67,458,911	9.1

ENERGY
		Atlas Energy Operating Co LLC
5,550,000		10.750%, 02/01/18	6,146,625	0.8
		Chesapeake Energy Corp
4,375,000		6.880%, 11/15/20	4,637,500	0.6
		Cloud Peak Energy Resources LLC
4,200,000		8.250%, 12/15/17	4,436,250	0.6
		Consol Energy, Inc
5,840,000	g	8.000%, 04/01/17	6,321,799	1.0
		Inergy LP
10,350,000	g	6.880%–8.750%, 12/15/14–10/01/18	10,817,625	1.6
		Niska Gas Storage
4,750,000	g	8.880%, 03/15/14	5,082,500	0.7
		Southwestern Energy Co
4,777,200		7.500%, 02/01/18	5,398,236	0.7
		Other	34,862,718	4.5

			77,703,253	10.5

FOOD & STAPLES RETAILING
		Ingles Markets, Inc
5,350,000		8.880%, 05/15/17	5,764,624	0.8
		SuperValu, Inc
5,050,000		7.500%, 11/15/14	5,075,250	0.7
		Other	13,220,163	1.8

			24,060,037	3.3

FOOD, BEVERAGE & TOBACCO
		Constellation Brands, Inc
4,015,000		8.380%, 12/15/14	4,431,556	0.6
		Other	12,813,218	1.7

			17,244,774	2.3

104	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	continued

HIGH-YIELD FUND ▪ SEPTEMBER 30, 2010

Principal		Issuer	Value	% of net assets

HEALTH CARE EQUIPMENT & SERVICES
		CHS
$7,750,000		8.880%, 07/15/15	$8,234,375	1.1%
		HCA, Inc
4,000,000		8.500%, 04/15/19	4,460,000	0.6
		Healthsouth Corp
5,300,000		7.250%, 10/01/18	5,406,000	0.7
6,750,000		7.750%, 09/15/22	6,800,625	0.9
		Other	17,602,644	2.4

			42,503,644	5.7

HOUSEHOLD & PERSONAL PRODUCTS			5,174,373	0.7

INSURANCE			8,226,771	1.1

MATERIALS
		Cemex SAB de C.V.
4,250,000	g	9.500%, 12/14/16	4,276,350	0.6
		CF Industries, Inc
7,520,000		6.880%–7.130%, 05/01/18–05/01/20	8,159,026	1.1
		Georgia-Pacific LLC
4,000,000		8.880%, 05/15/31	4,560,000	0.6
		LBI ESCROW CORP
6,776,000	g	8.000%, 11/01/17	7,402,779	1.0
		Sappi Papier Holding AG.
5,525,000	g	6.750%, 06/15/12	5,568,525	0.8
		Solutia, Inc
4,500,000		7.880%, 03/15/20	4,809,375	0.7
		Other	45,424,997	6.1

			80,201,052	10.9

MEDIA
		AMC Entertainment, Inc
5,000,000		8.750%, 06/01/19	5,268,750	0.7
		CCO Holdings LLC
5,375,000	g	8.130%, 04/30/20	5,697,500	0.8
		DISH DBS Corp
10,460,000		7.880%, 09/01/19	11,257,574	1.6
		Nielsen Finance LLC
7,079,000	h	7.750%–12.500%, 08/01/14–08/01/16	7,214,425	1.0
		Other	23,839,383	3.2

			53,277,632	7.3

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
		NBTY, Inc
4,195,000	g	9.000%, 10/01/18	4,404,750	0.6
		Other	11,771,675	1.6

			16,176,425	2.2

REAL ESTATE
		DuPont Fabros Technology LP
4,500,000		8.500%, 12/15/17	4,826,250	0.7
		Other	3,631,679	0.4

			8,457,929	1.1

Principal		Issuer	Value	% of net assets

RETAILING
		Ace Hardware Corp
$4,500,000	g	9.130%, 06/01/16	$4,803,750	0.7%
		Macy’s Retail Holdings, Inc
5,500,000		5.900%, 12/01/16	5,857,500	0.8
		Sears Holding Corp
7,200,000	h	6.625%, 10/15/18	7,200,000	1.0
		Other	23,823,181	3.2

			41,684,431	5.7

SOFTWARE & SERVICES
		Sungard Data Systems, Inc
5,000,000		9.130%, 08/15/13	5,106,250	0.7
		Other	2,256,625	0.3

			7,362,875	1.0

TECHNOLOGY HARDWARE & EQUIPMENT
		Pinafore LLC
10,840,000	g	9.000%, 10/01/18	11,382,000	1.6
		Other	7,106,100	0.9

			18,488,100	2.5

TELECOMMUNICATION SERVICES
		Frontier Communications Corp
6,700,000		7.880%, 04/15/15	7,236,000	1.0
		Intelsat Jackson Holdings Ltd
4,000,000		11.250%, 06/15/16	4,350,000	0.6
5,000,000	g	8.500%, 11/01/19	5,425,000	0.7
		Sprint Capital Corp
10,724,000		6.900%, 05/01/19	10,777,620	1.4
4,500,000		8.750%, 03/15/32	4,725,000	0.6
		Virgin Media Finance plc
5,440,000		9.500%, 08/15/16	6,147,200	0.8
		Other	27,963,050	3.9

			66,623,870	9.0

TRANSPORTATION			17,605,456	2.4

UTILITIES
		AES Corp
7,886,000	g	7.750%–8.750%, 05/15/13–10/15/17	8,448,005	1.2
		Crosstex Energy, Inc
4,000,000		8.880%, 02/15/18	4,190,000	0.6
		Sabine Pass LNG LP
5,327,000		7.250%, 11/30/13	5,140,555	0.6
4,626,000		7.500%, 11/30/16	4,221,225	0.6
		Other	22,919,742	3.1

			44,919,527	6.1

		TOTAL CORPORATE BONDS
		(Cost $657,207,880)	702,070,991	95.1

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	105

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

HIGH-YIELD FUND ▪ SEPTEMBER 30, 2010

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$16,000,000	10/01/10	$16,000,000	2.2%

		16,000,000	2.2

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $16,000,000)	16,000,000	2.2

	TOTAL PORTFOLIO
	(Cost $681,296,665)	725,689,751	98.3
	OTHER ASSETS & LIABILITIES, NET	12,835,895	1.7

	NET ASSETS	$738,525,646	100.0%

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2010, the value of these securities amounted to $220,649,186 or 29.88% of net assets.

h	All or a portion of these securities were purchased on a delayed delivery basis.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

106	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS

TAX-EXEMPT BOND FUND ▪  SEPTEMBER 30, 2010

Principal	Issuer	Value	% of net assets

LONG-TERM MUNICIPAL BONDS

ALABAMA
	Courtland Industrial Development Board
$1,970,000	5.000%, 11/01/13	$2,150,156	0.6%
	Other	3,138,600	1.0

		5,288,756	1.6

ALASKA		2,079,459	0.6

ARIZONA
	City of Tucson AZ
2,000,000	5.000%, 07/01/20	2,370,820	0.6
	Other	5,125,586	1.6

		7,496,406	2.2

ARKANSAS		2,907,308	0.9

CALIFORNIA
	California State Department of Water Resources
2,000,000	5.000%, 05/01/20	2,378,280	0.7
	County of San Bernardino CA
2,000,000	5.250%, 08/01/19	2,198,240	0.7
	East Side Union High School District-
	Santa Clara County
2,500,000	5.250%, 02/01/23	2,720,199	0.8
	Los Angeles Unified School District, COP
2,150,000	5.000%, 10/01/17	2,419,287	0.7
	State of California
2,535,000	5.000%, 10/01/17	2,928,532	0.8
2,000,000	5.500%, 08/01/25	2,209,580	0.7
	Vallejo City Unified School District
3,065,000	5.900%, 02/01/18	3,251,443	0.9
2,150,000	5.900%, 08/01/25	2,203,019	0.7
	West Contra Costa Unified School District
1,810,000	5.700%, 02/01/22	2,009,299	0.6
	Other	18,910,094	5.7

		41,227,973	12.3

COLORADO
	Denver City & County School District No
2,000,000	5.000%, 12/01/23	2,434,520	0.7
	Other	4,452,823	1.4

		6,887,343	2.1

CONNECTICUT		1,088,154	0.3

DELAWARE		1,245,510	0.4

DISTRICT OF COLUMBIA		1,306,273	0.4

FLORIDA
	Florida Department of Transportation
2,200,000	5.000%, 07/01/18	2,529,603	0.7
	Florida Water Pollution Control Financing Corp
1,690,000	5.000%, 07/15/20	2,007,619	0.6
	Lake County School Board, COP
2,250,000	5.250%, 06/01/17	2,505,892	0.7
	Other	20,524,745	6.2

		27,567,859	8.2

Principal	Issuer	Value	% of net assets

GEORGIA		$7,563,022	2.3%

ILLINOIS
	Chicago Board of Education
$1,920,000	5.000%, 12/01/17	2,240,870	0.7
	Chicago Transit Authority
2,500,000	5.500%, 06/01/18	2,920,849	0.8
	State of Illinois
2,045,000	5.000%, 01/01/20	2,161,463	0.6
1,835,000	5.000%, 01/01/20	2,014,114	0.6
2,250,000	5.250%, 01/01/20	2,503,912	0.8
	Other	15,135,539	4.5

		26,976,747	8.0

INDIANA
	Indiana Bond Bank
2,120,000	5.250%, 04/01/19	2,473,405	0.8
	Indianapolis Local Public Improvement Bond Bank
2,000,000	5.000%, 01/15/20	2,355,440	0.7
1,940,000	5.500%, 01/01/21	2,326,855	0.7
	Other	8,763,523	2.6

		15,919,223	4.8

LOUISIANA
	City of New Orleans LA, GO
2,200,000	5.500%, 12/01/21	2,389,354	0.7
	Other	871,201	0.3

		3,260,555	1.0

MASSACHUSETTS
	Commonwealth of Massachusetts
2,135,000	5.250%, 09/01/23	2,656,218	0.8
	Massachusetts St. Water Pollution Abatement
3,500,000	5.000%, 08/01/21	4,276,720	1.3
	Other	3,708,166	1.1

		10,641,104	3.2

MICHIGAN
	Detroit City School District
2,030,000	6.000%, 05/01/21	2,394,445	0.7
	Other	13,148,798	4.0

		15,543,243	4.7

MINNESOTA
	State of Minnesota
2,000,000	5.000%, 08/01/20	2,446,660	0.7
	Other	1,185,060	0.4

		3,631,720	1.1

MISSISSIPPI
	Mississippi Development Bank Special Obligation
2,100,000	5.000%, 07/01/17	2,376,338	0.7
	Other	2,204,251	0.7

		4,580,589	1.4

MISSOURI		3,095,554	0.9

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	107

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

TAX-EXEMPT BOND FUND ▪ SEPTEMBER 30, 2010

Principal	Issuer	Value	% of net assets

NEBRASKA	$2,611,734	0.8%

NEVADA	2,536,740	0.8

NEW JERSEY
New Jersey Transportation Trust Fund Authority
$1,750,000	5.250%, 12/15/19	2,050,458	0.6
2,000,000	5.750%, 06/15/23	2,392,000	0.7
State of New Jersey
2,000,000	5.250%, 08/01/22	2,427,239	0.8
Other	7,627,842	2.2

14,497,539	4.3

NEW YORK
New York State Dormitory Authority
1,765,000	5.500%, 05/15/27	2,112,634	0.7
Other	9,924,376	2.9

12,037,010	3.6

NORTH CAROLINA	3,775,503	1.1

OHIO
Cincinnati City School District
2,000,000	5.250%, 12/01/24	2,468,860	0.7
State of Ohio
2,000,000	5.000%, 08/01/20	2,383,060	0.7
4,000,000	4.950%, 09/01/20	4,057,159	1.3
Other	4,674,092	1.4

13,583,171	4.1

OKLAHOMA	168,496	0.1

PENNSYLVANIA
Commonwealth of Pennsylvania
2,000,000	5.000%, 07/01/21	2,428,340	0.6
Other	12,580,150	3.9

15,008,490	4.5

PUERTO RICO
Commonwealth of Puerto Rico
2,015,000	5.500%, 07/01/15	2,232,136	0.7
Puerto Rico Highway & Transportation Authority
2,300,000	5.000%, 07/01/14	2,478,342	0.7
2,000,000	5.250%, 07/01/22	2,299,080	0.7
Puerto Rico Public Buildings Authority
2,670,000	i	5.000%, 07/01/28	2,785,584	0.8
Puerto Rico Public Finance Corp
3,405,000	i	5.750%, 08/01/27	3,532,552	1.1
Other	7,285,582	2.1

20,613,276	6.1

RHODE ISLAND	2,603,984	0.8

SOUTH CAROLINA	3,280,507	1.0

SOUTH DAKOTA	603,475	0.2

Principal	Issuer	Value	% of net assets

TENNESSEE
Tennessee Energy Acquisition Corp
$3,675,000	5.000%, 02/01/18	$3,827,880	1.2%
Other	5,532,931	1.6

9,360,811	2.8

TEXAS
Harris County Flood Control District
1,900,000	5.250%, 10/01/18	2,316,214	0.7
North East Independent School District
2,975,000	5.250%, 02/01/26	3,725,443	1.1
SA Energy Acquisition Public Facility Corp
2,000,000	5.500%, 08/01/19	2,165,360	0.6
Texas Municipal Gas Acquisition & Supply Corp
2,500,000	6.250%, 12/15/26	2,855,900	0.9
University of Texas
3,000,000	5.250%, 07/01/26	3,742,949	1.0
Other	17,111,482	5.2

31,917,348	9.5

VIRGINIA
Virginia College Building Authority
2,500,000	5.000%, 02/01/24	3,027,275	0.9
Other	2,231,509	0.7

5,258,784	1.6

WASHINGTON
Port of Seattle WA
3,150,000	5.500%, 09/01/17	3,697,848	1.2
Other	899,350	0.2

4,597,198	1.4

WISCONSIN	1,215,317	0.4

TOTAL LONG-TERM MUNICIPAL BONDS
(Cost $316,508,234)	331,976,181	99.5

TOTAL PORTFOLIO
(Cost $316,508,234)	331,976,181	99.5
OTHER ASSETS & LIABILITIES, NET	1,833,808	0.5

NET ASSETS	$333,809,989	100.0%

Abbreviation(s):

COP - Certificate of Participation
GO - General Obligation

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

108	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

INFLATION-LINKED BOND FUND ▪  SEPTEMBER 30, 2010

Principal	Issuer	Value	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES
	United States Treasury Inflation Indexed Bonds (k)
$12,087,494	3.380%, 01/15/12	$12,657,879	1.2%
28,228,546	2.000%, 04/15/12	29,207,738	2.7
47,572,830	3.000%, 07/15/12	50,516,399	4.7
24,083,891	0.630%, 04/15/13	24,729,267	2.3
43,877,455	1.880%, 07/15/13	46,633,486	4.3
44,935,349	2.000%, 01/15/14	48,193,162	4.5
29,358,705	1.250%, 04/15/14	30,888,558	2.9
40,931,012	2.000%, 07/15/14	44,269,428	4.1
41,702,054	1.630%, 01/15/15	44,565,817	4.1
24,143,760	0.500%, 04/15/15	24,796,390	2.3
35,529,994	1.880%, 07/15/15	38,624,976	3.6
33,122,554	2.000%, 01/15/16	36,300,265	3.4
34,107,118	2.500%, 07/15/16	38,626,312	3.6
31,259,966	2.380%, 01/15/17	35,235,859	3.3
27,911,636	2.630%, 07/15/17	32,181,251	3.0
26,744,448	1.630%, 01/15/18	29,015,640	2.7
25,679,146	1.380%, 07/15/18	27,468,674	2.6
26,147,065	2.130%, 01/15/19	29,435,869	2.7
28,384,634	1.880%, 07/15/19	31,462,607	2.9
34,579,545	1.380%, 01/15/20	36,748,858	3.4
28,460,036	1.250%, 07/15/20	29,863,030	2.8
52,427,318	2.380%, 01/15/25	60,287,325	5.5
33,968,329	2.000%, 01/15/26	37,351,881	3.5
27,811,092	2.380%, 01/15/27	32,102,260	3.0
27,993,216	1.750%, 01/15/28	29,670,625	2.8
34,384,929	3.630%, 04/15/28	45,992,525	4.3
26,197,836	2.500%, 01/15/29	30,905,273	2.9
40,878,574	3.880%, 04/15/29	56,846,766	5.3
11,569,832	3.380%, 04/15/32	15,624,700	1.5
28,998,688	2.130%, 02/15/40	32,403,771	3.0

		1,062,606,591	98.9

	TOTAL GOVERNMENT BONDS
	(Cost $987,481,767)	1,062,606,591	98.9

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$2,000,000	10/01/10	$2,000,000	0.2%

		2,000,000	0.2

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,000,000)	2,000,000	0.2

	TOTAL PORTFOLIO
	(Cost $989,481,767)	1,064,606,591	99.1
	OTHER ASSETS & LIABILITIES, NET	9,374,825	0.9

	NET ASSETS	$1,073,981,416	100.0%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	109

SUMMARY PORTFOLIO OF INVESTMENTS

BOND INDEX FUND ▪  SEPTEMBER 30, 2010

Principal		Issuer	Value	% of net assets

BONDS

CORPORATE BONDS

AUTOMOBILES & COMPONENTS			$251,792	0.1%

BANKS			16,116,368	3.8

CAPITAL GOODS			2,775,747	0.7

COMMERCIAL & PROFESSIONAL SERVICES			3,474,201	0.8

CONSUMER DURABLES & APPAREL			225,004	0.0

CONSUMER SERVICES			540,899	0.1

DIVERSIFIED FINANCIALS
		GMAC, Inc
$1,065,000		1.750%, 10/30/12	1,089,670	0.2
		Other	15,841,990	3.8

			16,931,660	4.0

ENERGY			8,553,982	2.0

FOOD & STAPLES RETAILING			1,139,589	0.3

FOOD, BEVERAGE & TOBACCO			4,199,046	1.0

HEALTH CARE EQUIPMENT & SERVICES			1,097,120	0.3

HOUSEHOLD & PERSONAL PRODUCTS			371,891	0.1

INSURANCE			3,434,292	0.8

MATERIALS			3,849,128	1.0

MEDIA			2,605,431	0.6

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,414,076	0.8

REAL ESTATE			1,346,895	0.3

RETAILING			1,772,714	0.4

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			160,099	0.0

SOFTWARE & SERVICES			828,079	0.2

TECHNOLOGY HARDWARE & EQUIPMENT			2,393,532	0.7

TELECOMMUNICATION SERVICES			5,089,850	1.2

TRANSPORTATION			1,636,561	0.4

UTILITIES			7,693,004	1.8

		TOTAL CORPORATE BONDS
		(Cost $87,539,004)	89,900,960	21.4

Principal		Issuer	Value	% of net assets

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Home Loan Mortgage Corp (FHLMC)
$4,342,000		1.130%–6.250%, 04/26/11–07/15/32	$4,793,057	1.0%
		Federal National Mortgage Association (FNMA)
1,286,000		2.500%, 05/15/14	1,349,565	0.4
5,612,000		1.000%-6.630%, 04/28/11–11/15/30	5,996,580	1.6
		Other	10,972,657	2.5

			23,111,859	5.5

FOREIGN GOVERNMENT BONDS			9,797,965	2.3

MORTGAGE BACKED
		Federal Home Loan Mortgage Corp Gold (FGLMC)
1,204,849		5.500%, 06/01/37	1,278,857	0.3
2,849,852		4.000%, 06/01/39	2,925,582	0.7
1,420,033		4.500%, 04/01/40	1,478,403	0.4
34,272,175	h	4.000%–8.000%, 01/01/16–08/01/40	36,407,408	8.5
		Federal National Mortgage Association (FNMA)
1,307,644		5.500%, 06/01/33	1,404,978	0.3
2,394,355		5.500%, 02/01/35	2,572,577	0.6
2,798,044		5.000%, 05/01/38	2,947,573	0.7
1,856,704		5.500%, 01/01/39	1,975,365	0.5
5,280,982		4.500%, 02/01/39	5,508,781	1.3
1,117,142		4.500%, 07/01/39	1,164,807	0.3
1,423,102		4.000%, 08/01/39	1,464,476	0.3
1,609,567		4.500%, 12/01/39	1,678,242	0.5
43,285,492	h,i	3.520%–8.000%, 06/01/13–08/01/40	46,179,238	11.0
		Government National Mortgage Association (GNMA)
2,315,741		4.500%, 03/15/39	2,440,861	0.7
1,245,652		5.000%, 06/20/40	1,330,707	0.4
22,345,051	h,i	4.000%–8.500%, 02/15/18–01/15/44	23,877,091	5.5
		Other	2,336,099	0.6

			136,971,045	32.6

MUNICIPAL BONDS			3,066,084	0.7

U.S. TREASURY SECURITIES
		United States Treasury Bond
3,459,100		8.000%, 11/15/21	5,217,294	1.2
2,710,000		5.250%, 02/15/29	3,424,763	0.8
2,964,000		5.380%, 02/15/31	3,816,150	0.9
1,240,000		4.500%, 02/15/36	1,425,807	0.3
1,615,000		4.380%, 05/15/40	1,813,855	0.4
1,900,000		3.880%, 08/15/40	1,964,125	0.5
5,932,200		3.500%–8.880%, 11/15/16–02/15/40	7,468,489	1.8
		United States Treasury Note
3,950,000		1.000%, 03/31/12	3,989,026	0.9
4,075,000		1.000%, 04/30/12	4,116,076	1.0
1,229,000		1.880%, 06/15/12	1,260,541	0.3
1,385,000		0.630%, 06/30/12	1,390,623	0.3
5,260,000		0.630%, 07/31/12	5,281,986	1.3
17,645,000		0.380%, 08/31/12	17,631,906	4.1
4,000,000		0.375%, 09/30/12	3,995,624	1.0
1,130,000		1.000%, 07/15/13	1,142,362	0.3
2,000,000		0.750%, 09/15/13	2,006,562	0.5
2,749,000		2.000%, 11/30/13	2,861,539	0.7
2,773,000		2.250%, 05/31/14	2,913,816	0.7
1,384,000		2.630%, 06/30/14	1,473,419	0.4

110	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

BOND INDEX FUND ▪ SEPTEMBER 30, 2010

Principal	Issuer	Value	% of net assets

U.S. TREASURY SECURITIES (continued)
	United States Treasury Note (continued)
$1,133,000	2.380%, 08/31/14	$1,195,403	0.3%
4,910,000	2.380%, 09/30/14	5,182,352	1.2
1,935,000	2.380%, 10/31/14	2,042,333	0.5
1,160,000	2.250%, 01/31/15	1,217,275	0.3
2,785,000	2.500%, 04/30/15	2,952,534	0.7
1,240,000	2.130%, 05/31/15	1,292,799	0.3
1,535,000	1.880%, 06/30/15	1,581,770	0.4
6,895,000	1.750%, 07/31/15	7,060,893	1.7
1,775,000	4.250%, 08/15/15	2,028,632	0.5
12,840,000	1.250%, 08/31/15	12,835,993	3.1
2,000,000	1.250%, 09/30/15	1,996,876	0.5
1,040,000	3.250%, 06/30/16	1,138,719	0.3
1,437,000	4.250%, 11/15/17	1,662,766	0.4
1,377,000	3.630%, 02/15/20	1,510,289	0.4
1,132,000	3.500%, 05/15/20	1,228,752	0.3
2,350,000	2.630%, 08/15/20	2,372,031	0.6
18,022,500	0.750%–5.130%, 12/31/11–05/15/19	19,014,525	4.4
	Other	382,969	0.1

		139,890,874	33.4

	TOTAL GOVERNMENT BONDS
	(Cost $307,820,336)	312,837,827	74.5

STRUCTURED ASSETS

ASSET BACKED		2,206,621	0.5

OTHER MORTGAGE BACKED		12,331,581	2.9

	TOTAL STRUCTURED ASSETS
	(Cost $13,955,446)	14,538,202	3.4

	TOTAL BONDS
	(Cost $409,314,786)	417,276,989	99.3

Shares	Company	Value	% of net assets

PREFERRED STOCKS

BANKS		$10,850	0.0%

	TOTAL PREFERRED STOCKS
	(Cost $8,500)	10,850	0.0

Principal	Issuer

SHORT-TERM INVESTMENTS

GOVERNMENT AGENCY DEBT
	Federal Home Loan Bank (FHLB)
$6,000,000	10/01/10	6,000,000	1.4

		6,000,000	1.4

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,000,000)	6,000,000	1.4

	TOTAL PORTFOLIO
	(Cost $415,323,286)	423,287,839	100.7
	OTHER ASSETS & LIABILITIES, NET	(3,026,236)	(0.7)

	NET ASSETS	$420,261,603	100.0%

h	All or a portion of these securities were purchased on a delayed delivery basis.

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

For ease of presentation, a number of industry classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific industry categories in following its investment limitations on industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	111

SUMMARY PORTFOLIO OF INVESTMENTS

MONEY MARKET FUND ▪  SEPTEMBER 30, 2010

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

BANKERS’ ACCEPTANCES
		JPMorgan Chase Bank NA
$10,990,000		10/13/10–11/22/10	$10,986,435	1.0%
		Other	2,883,180	0.2

			13,869,615	1.2

CERTIFICATE OF DEPOSIT
		Bank of Nova Scotia
14,550,000		0.250%, 12/01/10	14,550,000	1.3
8,180,000		0.290%, 01/20/11	8,180,000	0.7
		Barclays Bank plc
9,585,000		0.500%, 10/20/10	9,585,000	0.8
		Royal Bank of Scotland plc
10,000,000		0.340%, 11/17/10	10,000,000	0.9
		Toronto-Dominion Bank
8,000,000		0.300%, 11/08/10	8,000,000	0.7
9,425,000		0.240%, 11/29/10	9,425,000	0.8
		Westpac Banking Corp
10,000,000	i	0.290%, 10/07/10	10,000,000	0.9
		Other	35,575,082	2.9

			105,315,082	9.0

COMMERCIAL PAPER
		American Honda Finance Corp
15,115,000		10/04/10–12/21/10	15,112,818	1.3
		Australia & New Zealand Banking Group Ltd
10,000,000		01/10/11	9,992,706	0.9
		BNP Paribas Finance, Inc
10,000,000		12/02/10	9,994,575	0.8
		Canadian Imperial Holdings, Inc
16,800,000		10/12/10	16,798,871	1.4
		Coca-Cola Co
22,430,000		10/07/10–01/04/11	22,421,742	1.9
		Commonwealth Bank of Australia
13,845,000		10/01/10–11/29/10	13,841,238	1.2
		Fairway Finance LLC
11,810,000		11/02/10–01/04/11	11,804,423	1.0
		Microsoft Corp
9,000,000		11/01/10	8,998,450	0.8
		National Australia Funding (Delaware)
10,000,000		12/13/10	9,994,829	0.9
15,675,000		10/07/10–12/17/10	15,670,078	1.3
		Nestle Capital Corp
23,055,000		10/04/10–01/14/11	23,047,398	2.0
		Old Line Funding LLC
9,000,000		10/08/10	8,999,527	0.7
13,227,000		12/06/10	13,220,301	1.0
14,445,000		10/01/10–11/19/10	14,441,918	1.3
		Private Export Funding Corp
14,000,000		12/03/10	13,992,649	1.1
24,865,000		10/06/10–01/13/11	24,854,232	2.1
		Procter & Gamble Co
10,104,000		11/04/10	10,101,424	0.8
21,790,000		10/04/10–12/16/10	21,783,969	1.9

Principal		Issuer	Value	% of net assets

COMMERCIAL PAPER (continued)
		Rabobank USA Financial Corp
$10,615,000		10/06/10	$10,614,433	1.0%
19,700,000		10/12/10–12/29/10	19,690,547	1.6
		Sheffield Receivables Corp
22,980,000		10/12/10–12/08/10	22,974,339	2.0
		Straight-A Funding LLC
10,000,000		10/05/10	9,999,611	0.8
29,040,000		10/04/10–12/15/10	29,030,414	2.4
		Toronto-Dominion Holdings USA, Inc
10,000,000		10/22/10	9,998,775	0.9
		US Bank NA
9,000,000		11/09/10	8,997,660	0.8
		Variable Funding Capital Co LLC
14,000,000		10/29/10	13,997,496	1.2
		Wal-Mart Stores, Inc
8,000,000		10/18/10	7,999,168	0.7
20,000,000		10/21/10	19,997,666	1.6
		Other	66,075,028	5.7

			484,446,285	41.1

GOVERNMENT AGENCY DEBT
		Federal Home Loan Bank (FHLB)
8,763,000		10/01/10	8,763,000	0.7
11,000,000		11/17/10	10,997,474	0.9
17,200,000		12/22/10	17,193,143	1.6
42,675,000		10/06/10–03/07/11	42,667,618	3.6
		Federal Home Loan Mortgage Corp (FHLMC)
10,885,000		10/25/10	10,883,385	0.9
14,000,000		11/16/10	13,996,243	1.2
8,500,000		11/18/10	8,497,773	0.7
10,900,000		11/22/10	10,897,123	0.9
11,275,000		11/23/10	11,271,680	1.0
10,713,000		11/30/10	10,709,429	0.9
20,000,000		12/06/10	19,993,217	1.8
9,490,000		12/09/10	9,486,592	0.8
14,870,000		12/27/10	14,863,436	1.3
41,234,000		10/05/10–01/11/11	41,225,051	3.4
		Federal National Mortgage Association (FNMA)
13,475,000		01/18/11	13,466,064	1.2
81,866,000		10/01/10–05/02/11	81,829,217	6.9
		Other	5,998,166	0.5

			332,738,611	28.3

112	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS	concluded

MONEY MARKET FUND ▪ SEPTEMBER 30, 2010

Principal		Issuer	Value	% of net assets

REPURCHASE AGREEMENT
		Credit Suisse First Boston
$25,000,000	w	10/01/10	$25,000,000	2.1%

			25,000,000	2.1

TREASURY DEBT
		United States Treasury Bill
9,650,000		11/04/10	9,648,759	0.8
17,845,000		11/18/10	17,840,129	1.6
10,000,000		11/26/10	9,997,068	0.8
15,000,000		12/02/10	14,995,893	1.3
13,410,000		12/16/10	13,405,528	1.1
9,700,000		12/23/10	9,696,534	0.8
18,631,000		10/21/10–03/10/11	18,624,262	1.6
		United States Treasury Note
17,025,000		1.250%, 11/30/10	17,051,295	1.4
16,970,000		0.880%, 04/30/11	17,032,480	1.4
10,000,000		0.880%, 05/31/11	10,041,243	0.9
14,500,000		0.880%–0.880%, 12/31/10–02/28/11	14,530,168	1.3

			152,863,359	13.0

VARIABLE RATE NOTES
		Federal Farm Credit Bank (FFCB)
8,920,000	i	0.260%, 07/15/11	8,919,601	0.8
		Federal Home Loan Bank (FHLB)
9,000,000	i	0.330%, 05/26/11	9,000,000	0.8
9,500,000	i	0.380%, 06/01/11	9,501,275	0.8
12,000,000	i	0.380%, 06/15/11	12,008,575	1.1
		Other	19,996,537	1.6

			59,425,988	5.1

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $1,173,658,940)	1,173,658,940	99.8

		TOTAL PORTFOLIO
		(Cost $1,173,658,940)	1,173,658,940	99.8
		OTHER ASSETS & LIABILITIES, NET	2,519,915	0.2

		NET ASSETS	$1,176,178,855	100.0%

i	Floating or variable rate security. Coupon rate reflects the rate at period end.

w	Agreement with Credit Suisse Securities LLC, 0.25% dated 09/30/10 to be repurchased at $25,000,000 on 10/01/10, collateralized by U.S. Treasury Note security valued at $25,500,534.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	113

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF FUNDS ▪ SEPTEMBER 30, 2010

	Growth & Income Fund	International Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund

ASSETS
Portfolio investments, at value†	$1,703,792,916	$2,233,788,391	$877,097,433	$1,596,967,330	$946,172,608	$2,076,825,793	$958,713,836	$585,993,278	$636,781,360	$1,951,385,490	$1,077,663,366	$700,952,304
Affiliated investments, at value‡	—	58,582,681	—	—	—	—	—	—	—	—	—	—
Cash	989,467	—	981,596	322,141	906,608	74,409	439,239	704,150	98,632	—	—	—
Cash—foreign^	29	24,168,685	37,333	70,219	42,545	216,891	—	—	—	—	—	—
Receivable from securities transactions	17,467,996	57,715,619	60,071,666	4,957,217	—	8,601,963	10,249,613	4,157	22,462	15,028,522	81,085,038	5,096,117
Receivable from Fund shares sold	1,535,684	3,594,243	212,154	2,698,457	4,587,750	6,124,350	2,769,855	37,889,175	29,105,644	1,127,625	1,598,583	1,229,667
Dividends and interest receivable	2,034,318	2,500,122	485,037	2,551,934	403,140	3,923,270	767,344	510,047	917,707	2,433,981	1,493,900	803,110
Due from investment advisor	—	—	—	—	—	—	—	—	—	—	—	—
Reclaims receivable	34,830	4,145,145	6,150	26,782	10,578	19,536	—	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—	—	—	—	—	—	—	6,126
Other	69,052	34,498	211,786	25,335	20,665	28,649	66,763	18,291	18,778	37,891	25,331	72,398

Total assets	1,725,924,292	2,384,529,384	939,103,155	1,607,619,415	952,143,894	2,095,814,861	973,006,650	625,119,098	666,944,583	1,970,013,509	1,161,866,218	708,159,722

LIABILITIES
Management fees payable	62,303	93,076	32,855	58,133	36,042	75,216	33,519	1,803	2,011	6,489	3,791	2,310
Service agreement fees payable	11,246	23,046	793	16,797	12,633	27,518	9,999	3,343	3,624	5,169	6,969	7,892
Distribution fees payable	174,373	109,085	115,204	40,664	38,422	76,787	23,813	—	—	114,275	—	—
Due to affiliates	12,654	15,945	6,190	10,827	6,749	14,170	6,862	4,164	4,807	14,072	9,931	5,861
Overdraft payable	—	24,758,968	—	—	—	—	—	—	—	11,295,712	72,809,427	1,854,564
Payable for securities transactions	15,524,070	40,334,483	54,544,143	8,346,994	6,986,224	17,013,255	11,357,729	40,177,155	28,102,291	919,533	8,923,980	3,518,326
Payable for Fund shares redeemed	4,023,868	16,817,064	3,752,405	5,871,121	450,695	1,003,158	2,896,412	43,580	96,054	3,567,228	259,522	60,223
Payable for variation margin on futures contracts	—	—	—	—	—	—	1,650	7,663	467	—	—	—
Accrued expenses & other payables	133,583	751,209	72,995	146,823	88,149	188,021	97,279	50,916	62,121	156,544	79,986	63,190

Total liabilities	19,942,097	82,902,876	58,524,585	14,491,359	7,618,914	18,398,125	14,427,263	40,288,624	28,271,375	16,079,022	82,093,606	5,512,366

NET ASSETS	$1,705,982,195	$2,301,626,508	$880,578,570	$1,593,128,056	$944,524,980	$2,077,416,736	$958,579,387	$584,830,474	$638,673,208	$1,953,934,487	$1,079,772,612	$702,647,356

NET ASSETS CONSIST OF:
Paid-in-capital	$1,655,680,033	$2,978,533,670	$871,958,338	$1,818,127,410	$855,053,394	$2,014,966,033	$961,569,615	$568,135,131	$725,579,463	$1,920,456,667	$1,155,404,905	$717,514,298
Undistributed net investment income (loss)	431,208	16,628,871	(28,449)	14,380,927	18,154	17,405,270	4,223,427	5,572.071	9,522,424	23,365,419	16,910,873	5,613,557
Accumulated net realized gain (loss) on total investments	(48,626,453)	(900,368,298)	(61,434,985)	(209,439,621)	(28,427,236)	(136,947,306)	(73,493,996)	(34,890,976)	(8,814,871)	(134,692,388)	(34,403,611)	(28,790,445)
Accumulated net unrealized appreciation (depreciation) on total investments	98,497,407	206,832,265	70,083,666	(29,940,660)	117,880,668	181,992,739	66,280,341	46,014,248	(87,613,808)	144,804,789	(58,139,555)	8,309,946

NET ASSETS	$1,705,982,195	$2,301,626,508	$880,578,570	$1,593,128,056	$944,524,980	$2,077,416,736	$958,579,387	$584,830,474	$638,673,208	$1,953,934,487	$1,079,772,612	$702,647,356

INSTITUTIONAL CLASS:
Net assets	$600,385,580	$785,755,438	$497,251,228	$580,658,910	$151,221,937	$395,328,939	$365,132,477	$422,219,349	$462,184,004	$1,361,427,678	$740,600,321	$316,167,628
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	73,013,307	87,815,889	52,985,093	49,075,680	8,974,005	25,636,044	29,019,644	36,738,648	41,331,824	156,552,322	56,893,750	26,337,979

Net asset value per share	$8.22	$8.95	$9.38	$11.83	$16.85	$15.42	$12.58	$11.49	$11.18	$8.70	$13.02	$12.00

RETIREMENT CLASS:
Net assets	$545,887,042	$1,124,554,946	$38,260,558	$818,178,635	$619,355,262	$1,344,288,714	$490,389,760	$162,611,125	$176,489,204	$251,200,643	$339,172,291	$386,479,728
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	65,684,882	122,172,866	4,091,519	69,450,515	37,217,236	87,714,140	39,514,552	14,073,493	15,611,989	28,565,554	26,198,145	32,151,006

Net asset value per share	$8.31	$9.20	$9.35	$11.78	$16.64	$15.33	$12.41	$11.55	$11.30	$8.79	$12.95	$12.02

RETAIL CLASS:
Net assets	$487,427,306	$301,043,621	$340,416,799	$79,557,851	$88,419,281	$167,575,957	$56,093,907	$—	$—	$336,494,580	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	48,981,762	48,022,166	36,321,059	6,921,658	5,306,175	11,059,182	4,540,353	—	—	38,113,638	—	—

Net asset value per share	$9.95	$6.27	$9.37	$11.49	$16.66	$15.15	$12.35	$—	$—	$8.83	$—	$—

PREMIER CLASS:
Net assets	$72,282,267	$90,272,503	$4,649,985	$114,732,660	$85,528,500	$170,223,126	$46,963,243	$—	$—	$4,811,586	$—	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	8,787,087	10,106,093	495,910	9,707,480	5,083,324	11,051,238	3,737,544	—	—	553,559	—	—

Net asset value per share	$8.23	$8.93	$9.38	$11.82	$16.83	$15.40	$12.57	$—	$—	$8.69	$—	$—

† Portfolio investments, Cost	$1,605,300,083	$2,026,397,487	$806,986,894	$1,626,909,910	$828,292,899	$1,894,838,908	$892,494,886	$540,000,160	$724,394,701	$1,806,580,701	$1,135,802,921	$692,642,358
‡ Affiliated investments, Cost	$—	$61,289,072	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
^ Foreign Cash, Cost	$29	$23,700,243	$37,386	$70,066	$42,605	$216,211	$—	$—	$—	$—	$—	$—

114	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	115

STATEMENTS OF ASSETS AND LIABILITIES	continued

TIAA-CREF FUNDS ▪ SEPTEMBER 30, 2010

	International Equity Index Fund	Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund	Real Estate Securities Fund	Managed Allocation Fund	Bond Fund	Bond Plus Fund	Short-Term Bond Fund	High-Yield Fund

ASSETS
Portfolio investments, at value†	$1,832,460,691	$515,248,861	$738,610,656	$730,638,503	$890,548,363	$662,798,939	$1,000,000	$3,264,880,440	$659,003,079	$460,064,235	$725,689,751
Affiliated investments, at value‡	—	—	—	—	—	13,744,500	532,848,744	—	5,086,766	—	—
Cash	657,388	54,818	37,434	82,152	389,978	—	44,775	4,889,353	2,302,963	932,970	554,299
Cash—foreign^	2,781,222	974,780	—	—	—	—	—	—	—	—	—
Receivable from securities transactions	31,764,863	97,322,190	22,802,194	5,890,562	41,929	7,909,651	9,408,272	10,432,628	5,631,972	498,638	20,580,486
Receivable for delayed delivery securities	—	—	—	—	—	—	—	360,812,271	34,782,375	—	10,881,000
Receivable from Fund shares sold	34,916,073	—	—	—	1,681,596	1,419,693	111,820	47,012,384	10,802,064	7,695,109	11,058,971
Dividends and interest receivable	5,403,893	1,805,787	531,029	977,960	1,152,167	1,973,272	649,555	18,220,003	4,806,920	2,934,041	13,421,881
Due from investment advisor	—	—	—	—	—	—	1,988	—	906	316	—
Reclaims receivable	1,028,862	474,045	—	—	—	1,065	—	—	—	—	—
Other	26,763	13,954	15,552	15,406	44,055	18,281	17,061	23,442	8,935	3,316	17,243

Total assets	1,909,039,755	615,894,435	761,996,865	737,604,583	893,858,088	687,865,401	544,082,215	3,706,270,521	722,425,980	472,128,625	782,203,631

LIABILITIES
Management fees payable	5,985	19,622	20,501	20,162	11,005	28,443	—	65,930	14,950	9,427	20,808
Service agreement fees payable	16,529	—	—	—	8,683	5,760	501	4,875	1,888	2,479	3,354
Distribution fees payable	4,714	—	—	—	60,518	38,339	172,058	22,278	97,207	52,492	54,377
Due to affiliates	10,770	3,443	4,717	4,655	6,420	4,703	3,980	21,508	4,197	2,867	4,537
Overdraft payable	—	—	—	—	—	5,210,994	—	—	—	—	—
Payable for securities transactions	65,133,494	85,498,613	15,967,789	3,959,494	41,929	1,858,685	11,052,797	67,781,949	21,446,090	4,666,386	21,745,000
Payable for delayed delivery securities	—	—	—	—	—	—	—	842,348,934	82,487,388	—	20,709,989
Payable for Fund shares redeemed	1,679,528	11,929,790	8,142,545	7,148,389	1,039,479	181,322	123,677	1,651,950	100,592	52,318	332,721
Income distribution payable	—	—	—	—	—	—	—	139,300	76,269	45,325	728,999
Payable for variation margin on futures contracts	40,591	—	—	—	—	—	—	—	—	—	—
Accrued expenses & other payables	175,482	71,513	74,686	76,234	85,867	75,085	57,944	201,108	72,305	68,205	78,200

Total liabilities	67,067,093	97,522,981	24,210,238	11,208,934	1,253,901	7,403,331	11,410,957	912,237,832	104,300,886	4,899,499	43,677,985

NET ASSETS	$1,841,972,662	$518,371,454	$737,786,627	$726,395,649	$892,604,187	$680,462,070	$532,671,258	$2,794,032,689	$618,125,094	$467,229,126	$738,525,646

NET ASSETS CONSIST OF:
Paid-in-capital	$1,878,989,458	$510,250,479	$633,847,975	$668,644,492	$897,290,661	$779,779,821	$575,714,193	$2,650,515,722	$609,921,704	$459,512,843	$723,202,026
Undistributed net investment income (loss)	34,094,703	11,162,750	5,388,716	8,286,740	10,164,911	1,445,958	5,806	21,225	34,082	(7,081)	(295,279)
Accumulated net realized gain (loss) on total investments	(20,700,395)	(32,152,453)	18,965,289	(12,439,029)	(34,146,788)	(93,331,760)	(49,444,571)	16,443,970	(11,614,685)	(582,226)	(28,774,187)
Accumulated net unrealized appreciation (depreciation) on total investments	(50,411,104)	29,110,678	79,584,647	61,903,446	19,295,403	(7,431,949)	6,395,830	127,051,772	19,783,993	8,305,590	44,393,086

NET ASSETS	$1,841,972,662	$518,371,454	$737,786,627	$726,395,649	$892,604,187	$680,462,070	$532,671,258	$2,794,032,689	$618,125,094	$467,229,126	$738,525,646

INSTITUTIONAL CLASS:
Net assets	$1,001,071,378	$518,371,454	$737,786,627	$726,395,649	$255,996,691	$265,752,568	$2,542,457	$2,474,346,796	$238,019,565	$176,042,568	$398,933,112
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	63,289,914	76,004,021	85,480,417	97,109,155	26,082,644	28,407,961	270,519	231,252,963	22,981,342	16,882,191	40,966,180

Net asset value per share	$15.82	$6.82	$8.63	$7.48	$9.81	$9.35	$9.40	$10.70	$10.36	$10.43	$9.74

RETIREMENT CLASS:
Net assets	$801,278,763	$—	$—	$—	$423,194,632	$280,762,814	$24,404,291	$239,159,907	$92,179,331	$121,534,901	$166,383,310
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	49,889,030	—	—	—	42,708,778	29,122,762	2,598,355	21,983,648	8,889,194	11,644,377	17,086,614

Net asset value per share	$16.06	$—	$—	$—	$9.91	$9.64	$9.39	$10.88	$10.37	$10.44	$9.74

RETAIL CLASS:
Net assets	$—	$—	$—	$—	$157,804,212	$102,686,438	$505,724,510	$58,330,381	$277,069,289	$149,767,625	$156,373,564
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	—	—	17,459,176	11,040,005	53,698,269	5,367,157	26,700,636	14,351,746	15,991,096

Net asset value per share	$—	$—	$—	$—	$9.04	$9.30	$9.42	$10.87	$10.38	$10.44	$9.78

PREMIER CLASS:
Net assets	$39,622,521	$—	$—	$—	$55,608,652	$31,260,250	$—	$22,195,605	$10,856,909	$19,884,032	$16,835,660
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,507,775	—	—	—	5,678,027	3,341,236	—	2,073,064	1,048,320	1,906,015	1,728,974

Net asset value per share	$15.80	$—	$—	$—	$9.79	$9.36	$—	$10.71	$10.36	$10.43	$9.74

† Portfolio investments, Cost	$1,883,010,302	$486,185,038	$659,026,009	$668,735,057	$871,252,960	$666,188,359	$1,000,000	$3,137,828,668	$639,140,109	$451,758,645	$681,296,665
‡ Affiliated investments, Cost	$—	$—	$—	$—	$—	$17,786,741	$526,452,914	$—	$5,165,743	$—	$—
^ Foreign Cash, Cost	$2,744,248	$962,845	$—	$—	$—	$—	$—	$—	$—	$—	$—

116	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	117

STATEMENTS OF ASSETS AND LIABILITIES	concluded

TIAA-CREF FUNDS ▪ SEPTEMBER 30, 2010

	Tax-Exempt Bond Fund	Inflation-Linked Bond Fund	Bond Index Fund	Money Market Fund

ASSETS
Portfolio investments, at value†	$331,976,181	$1,064,606,591	$423,287,839	$1,173,658,940
Cash	3,084,245	433,676	601,478	310,383
Receivable from securities transactions	549,076	—	5,281,741	—
Receivable from Fund shares sold	617,503	4,005,704	4,990,924	3,133,345
Dividends and interest receivable	4,174,493	5,331,636	2,573,365	243,179
Due from investment advisor	600	—	1,156	161,434
Other	14,732	20,738	8,198	28,395

Total assets	340,416,830	1,074,398,345	436,744,701	1,177,535,676

LIABILITIES
Management fees payable	8,221	22,004	3,407	9,670
Service agreement fees payable	—	3,598	59	1,619
Distribution fees payable	107,348	52,638	993	239,953
Due to affiliates	2,197	7,811	2,927	10,169
Payable for securities transactions	6,044,052	—	10,288,748	—
Payable for delayed delivery securities	—	—	6,107,834	—
Payable for Fund shares redeemed	245,632	220,697	28,090	916,247
Income distribution payable	142,406	—	555	1,797
Accrued expenses & other payables	56,985	110,181	50,485	177,366

Total liabilities	6,606,841	416,929	16,483,098	1,356,821

NET ASSETS	$333,809,989	$1,073,981,416	$420,261,603	$1,176,178,855

NET ASSETS CONSIST OF:
Paid-in-capital	$315,158,225	$1,006,029,915	$411,728,557	$1,176,187,089
Undistributed net investment income (loss)	45,739	13,009	1,091	(8,234)
Accumulated net realized gain (loss) on total investments	3,138,078	(7,186,332)	567,402	—
Accumulated net unrealized appreciation (depreciation) on total investments	15,467,947	75,124,824	7,964,553	—

NET ASSETS	$333,809,989	$1,073,981,416	$420,261,603	$1,176,178,855

INSTITUTIONAL CLASS:
Net assets	$14,845,208	$737,042,686	$411,709,214	$433,887,541
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,374,931	65,730,263	39,225,509	433,886,708

Net asset value per share	$10.80	$11.21	$10.50	$1.00

RETIREMENT CLASS:
Net assets	$—	$175,037,375	$2,886,594	$79,434,122
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	15,479,836	274,969	79,433,157

Net asset value per share	$—	$11.31	$10.50	$1.00

RETAIL CLASS:
Net assets	$318,964,781	$147,427,015	$4,214,634	$650,425,995
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	29,501,291	13,398,171	401,449	650,417,523

Net asset value per share	$10.81	$11.00	$10.50	$1.00

PREMIER CLASS:
Net assets	$—	$14,474,340	$1,451,161	$12,431,197
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	1,291,629	138,285	12,431,178

Net asset value per share	$—	$11.21	$10.49	$1.00

† Portfolio investments, Cost	$316,508,234	$989,481,767	$415,323,286	$1,173,658,940

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118	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	119

STATEMENTS OF OPERATIONS

TIAA-CREF FUNDS ▪ FOR THE PERIOD ENDED SEPTEMBER 30, 2010

	Growth & Income Fund	International Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund

INVESTMENT INCOME
Dividends*	$26,948,688	$38,782,937	$7,505,915	$26,881,501	$5,653,776	$36,859,032	$9,935,966	$8,403,045	$13,599,748	$33,284,574	$24,334,124	$8,649,188
Dividends from affiliated investments	—	714,289	—	—	—	—	—	—	—	—	—	—
Interest	11,143	—	5,566	10,376	3,882	16,486	5,157	943	2,769	12,182	3,264	13,468

Total income	26,959,831	39,497,226	7,511,481	26,891,877	5,657,658	36,875,518	9,941,123	8,403,988	13,602,517	33,296,756	24,337,388	8,662,656

EXPENSES
Management fees	6,974,905	10,349,811	3,574,656	5,959,973	3,832,976	7,724,689	3,745,060	204,667	228,786	682,435	471,850	264,787
Distribution fees — Retail Class	508,126	298,203	349,714	83,100	85,086	180,443	55,615	—	—	353,179	—	—
Distribution fees — Premier Class	47,336	56,508	2,335	63,886	52,084	104,123	31,060	—	—	2,252	—	—
Fund administration fees	131,848	175,789	66,290	110,714	68,301	143,693	66,158	42,920	47,679	142,707	99,101	56,706
Custody and accounting fees	71,857	223,174	31,829	46,021	32,817	53,302	46,912	33,701	41,689	107,796	34,886	69,686
Professional fees	77,835	97,530	66,281	73,431	66,358	79,013	65,696	62,200	62,860	97,703	72,522	75,668
Shareholder reports	125,354	134,378	74,956	111,809	84,367	152,579	89,726	52,811	57,534	137,728	73,892	76,338
Shareholder servicing — Institutional Class	2,318	2,507	1,712	1,855	2,033	4,487	1,914	2,360	3,285	6,785	3,943	4,160
Shareholder servicing — Retirement Class	1,433,496	2,677,699	101,310	1,889,464	1,468,916	3,089,309	1,045,671	422,957	458,344	686,563	826,001	911,158
Shareholder servicing — Retail Class	376,958	253,087	214,985	86,764	92,078	137,739	66,564	—	—	227,730	—	—
Shareholder servicing — Premier Class	194	195	153	194	254	235	192	—	—	111	—	—
Trustee fees and expenses	14,088	18,575	7,076	11,860	7,390	15,495	7,140	4,550	5,043	16,338	10,436	6,704
Compliance fees	53,045	71,822	26,771	44,027	27,547	57,269	26,414	17,459	19,218	58,594	40,336	23,766
Interest expense	387	35,388	1,918	4,444	4,028	5,507	497	2,765	2,994	4,163	7,330	989
Registration fees	98,674	58,531	74,353	85,948	95,237	120,393	86,553	44,095	47,527	93,781	57,270	58,325
Other expenses	50,513	36,425	23,031	65,303	20,441	73,081	33,031	12,172	18,297	51,823	16,693	14,029

Total expenses	9,966,934	14,489,622	4,617,370	8,638,793	5,939,913	11,941,357	5,368,203	902,657	993,256	2,669,688	1,714,260	1,562,316
Less: Expenses reimbursed by the investment advisor	—	—	—	—	—	—	—	(19,991)	(20,914)	—	—	(58,200)
Fee waiver by investment advisor and TPIS	—	—	—	—	—	—	(146,328)	—	—	—	—	—

Net expenses	9,966,934	14,489,622	4,617,370	8,638,793	5,939,913	11,941,357	5,221,875	882,666	972,342	2,669,688	1,714,260	1,504,116

Net investment income	16,992,897	25,007,604	2,894,111	18,253,084	(282,255)	24,934,161	4,719,248	7,521,322	12,630,175	30,627,068	22,623,128	7,158,540

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	80,016,548	38,367,492	80,433,623	69,032,637	73,223,420	46,485,387	75,963,559	13,578,856	18,471,040	40,765,096	4,461,548	8,213,248
Realized gain from affiliated investments	—	52,071	—	—	—	—	—	—	—	—	—	—
Futures transactions	—	—	—	—	—	—	(139,993)	390,874	243,339	304,810	249,853	231,599
Foreign currency transactions	(139,943)	(3,054,215)	(13,983)	75,705	22,182	(30,642)	19	—	—	—	—	—
In-kind redemptions	—	—	—	—	—	—	—	—	—	—	—	—

Net realized gain on total investments	79,876,605	35,365,348	80,419,640	69,108,342	73,245,602	46,454,745	75,823,585	13,969,730	18,714,379	41,069,906	4,711,401	8,444,847

Change in unrealized appreciation (depreciation) on:
Portfolio investments**	(3,130,382)	195,605,931	832,207	7,570,153	79,757,447	124,057,095	25,801,809	38,224,001	13,165,770	96,411,955	80,148,378	61,425,097
Futures transactions	—	—	—	—	—	—	61,391	21,130	(467)	—	—	—
Affiliated investments	—	(2,717,078)	—	—	—	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	121	323,843	(27,222)	1,737	972	4,325	6	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	(3,130,261)	193,212,696	804,985	7,571,890	79,758,419	124,061,420	25,863,206	38,245,131	13,165,303	96,411,955	80,148,378	61,425,097

Net realized and unrealized gain on total investments	76,746,344	228,578,044	81,224,625	76,680,232	153,004,021	170,516,165	101,686,791	52,214,861	31,879,682	137,481,861	84,859,779	69,869,944

Net increase in net assets resulting from operations	$93,739,241	$253,585,648	$84,118,736	$94,933,316	$152,721,766	$195,450,326	$106,406,039	$59,736,183	$44,509,857	$168,108,929	$107,482,907	$77,028,484

* Net of foreign withholding taxes of:	$(124,093)	$(3,680,608)	$(180,835)	$(134,125)	$(92,363)	$(171,178)	$—	$(894)	$(1,124)	$(3,130)	$—	$(357)
** Includes net change in unrealized foreign capital gains taxes of:	$—	$1,349,181	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—

120	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	121

STATEMENTS OF OPERATIONS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD ENDED SEPTEMBER 30, 2010

	International Equity Index Fund	Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund	Real Estate Securities Fund	Managed Allocation Fund	Bond Fund	Bond Plus Fund	Short-Term Bond Fund

INVESTMENT INCOME
Dividends*	$44,266,241	$14,497,470	$9,923,236	$13,895,553	$16,345,383	$15,795,846	$—	$—	$—	$—
Dividends from affiliated investments	—	—	—	—	—	—	13,446,074	—	362,419	—
Interest	3,162	2,001	2,582	2,272	4,758	10,861	36	97,562,472	27,123,696	10,631,370

Total income	44,269,403	14,499,471	9,925,818	13,897,825	16,350,141	15,806,707	13,446,110	97,562,472	27,486,115	10,631,370

EXPENSES
Management fees	601,173	1,992,731	2,161,856	2,148,497	1,194,079	2,811,622	—	7,777,399	1,645,632	880,465
Distribution fees — Retail Class	—	—	—	—	187,236	97,034	504,861	51,229	273,865	140,935
Distribution fees — Premier Class	18,801	—	—	—	35,369	19,625	—	5,893	2,914	9,956
Fund administration fees	123,882	36,723	51,375	50,913	66,262	46,066	42,392	220,506	44,844	28,497
Custody and accounting fees	373,325	152,922	40,226	40,624	40,609	20,176	14,100	129,115	98,589	39,966
Professional fees	87,521	71,352	63,104	63,020	65,755	62,759	25,637	109,086	77,837	73,843
Shareholder reports	127,050	29,519	37,529	37,073	84,544	66,293	70,357	153,018	57,811	42,737
Shareholder servicing — Institutional Class	9,528	1,589	2,058	1,886	2,233	3,344	221	7,249	587	815
Shareholder servicing — Retirement Class	1,958,968	—	—	—	1,032,353	543,299	59,715	530,139	191,792	253,033
Shareholder servicing — Retail Class	—	—	—	—	82,499	93,599	290,552	30,769	174,514	76,011
Shareholder servicing — Premier Class	125	—	—	—	185	185	—	112	98	171
Trustee fees and expenses	13,190	3,977	5,529	5,482	7,058	4,964	4,422	23,208	4,659	3,008
Compliance fees	49,918	14,890	20,482	20,281	26,717	18,268	17,182	88,133	18,026	11,205
Interest expense	1,176	1,586	1,589	2,504	490	648	1,129	3,039	654	777
Registration fees	78,331	36,891	45,825	48,363	76,424	78,394	50,244	81,681	72,723	67,144
Other expenses	68,567	22,855	28,843	31,661	24,303	20,854	5,372	59,555	9,504	20,005

Total expenses	3,511,555	2,365,035	2,458,416	2,450,304	2,926,116	3,887,130	1,086,184	9,270,131	2,674,049	1,648,568
Less: Expenses reimbursed by the investment advisor	—	—	—	—	—	—	(231,102)	—	(112,131)	(113,046)
Fee waiver by investment advisor and TPIS	—	(1,103)	(35,147)	(34,959)	—	—	—	—	—	—

Net expenses	3,511,555	2,363,932	2,423,269	2,415,345	2,926,116	3,887,130	855,082	9,270,131	2,561,918	1,535,522

Net investment income	40,757,848	12,135,539	7,502,549	11,482,480	13,424,025	11,919,577	12,591,028	88,292,341	24,924,197	9,095,848

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	1,219,822	15,547,119	34,736,190	6,268,405	9,699,190	40,020,926	—	55,435,327	15,029,816	2,991,482
Realized gain from affiliated investments	—	—	—	—	—	—	13,676,895	—	—	—
Futures transactions	(977,012)	—	—	—	—	—	—	—	—	—
Foreign currency transactions	(179,247)	44,490	6	—	—	—	—	—	—	—
In-kind redemptions	—	—	—	—	—	—	—	10,785,655	—	—

Net realized gain on total investments	63,563	15,591,609	34,736,196	6,268,405	9,699,190	40,020,926	13,676,895	66,220,982	15,029,816	2,991,482

Change in unrealized appreciation (depreciation) on:
Portfolio investments**	12,125,953	(4,449,997)	30,826,335	25,959,535	60,983,470	98,460,470	—	67,852,077	16,840,210	8,864,795
Futures transactions	10,999	—	—	—	—	—	—	—	—	—
Affiliated investments	—	—	—	—	—	137,635	24,039,726	—	354,532	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	112,910	26,099	(4)	—	—	(19)	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	12,249,862	(4,423,898)	30,826,331	25,959,535	60,983,470	98,598,086	24,039,726	67,852,077	17,194,742	8,864,795

Net realized and unrealized gain on total investments	12,313,425	11,167,711	65,562,527	32,227,940	70,682,660	138,619,012	37,716,621	134,073,059	32,224,558	11,856,277

Net increase in net assets resulting from operations	$53,071,273	$23,303,250	$73,065,076	$43,710,420	$84,106,685	$150,538,589	$50,307,649	$222,365,400	$57,148,755	$20,952,125

* Net of foreign withholding taxes of:	$(3,796,761)	$(1,255,022)	$(575)	$(223)	$—	$—	$—	$—	$—	$—

122	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	123

STATEMENTS OF OPERATIONS	concluded

TIAA-CREF FUNDS ▪ FOR THE PERIOD ENDED SEPTEMBER 30, 2010

	High-Yield Fund	Tax-Exempt Bond Fund	Inflation-Linked Bond Fund	Bond Index Fund	Money Market Fund

INVESTMENT INCOME
Dividends*	$—	$—	$—	$—	$—
Interest	48,633,737	11,542,174	25,987,494	4,969,583	3,401,193

Total income	48,633,737	11,542,174	25,987,494	4,969,583	3,401,193

EXPENSES
Management fees	2,086,448	863,685	2,581,668	155,271	1,251,950
Distribution fees — Retail Class	158,808	292,667	147,681	5,798	900,904
Distribution fees — Premier Class	11,734	—	3,977	1,681	3,343
Fund administration fees	48,898	23,464	77,017	12,684	99,773
Custody and accounting fees	37,262	34,220	18,528	84,946	57,316
Professional fees	78,141	73,207	75,835	107,097	95,180
Shareholder reports	65,130	29,532	92,584	27,361	147,403
Shareholder servicing — Institutional Class	2,420	243	5,429	1,420	2,452
Shareholder servicing — Retirement Class	378,849	—	408,778	4,038	287,699
Shareholder servicing — Retail Class	75,662	88,497	84,425	2,253	532,427
Shareholder servicing — Premier Class	155	—	111	105	115
Trustee fees and expenses	5,179	2,446	8,127	1,345	10,448
Compliance fees	19,549	9,370	30,548	4,567	38,764
Interest expense	1,724	117	1,985	96	100
Registration fees	78,111	45,943	85,241	76,598	91,124
Other expenses	18,786	8,936	30,737	11,116	12,985

Total expenses	3,066,856	1,472,327	3,652,671	496,376	3,531,983
Less: Expenses reimbursed by the investment advisor	(57,123)	(85,229)	—	(280,849)	—
Fee waiver by investment advisor and TPIS	—	—	—	—	(622,309)

Net expenses	3,009,733	1,387,098	3,652,671	215,527	2,909,674

Net investment income	45,624,004	10,155,076	22,334,823	4,754,056	491,519

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	24,051,329	3,320,875	4,274,002	585,662	1,905
Futures transactions	—	—	—	—	—
Foreign currency transactions	—	—	—	—	—

Net realized gain on total investments	24,051,329	3,320,875	4,274,002	585,662	1,905

Change in unrealized appreciation (depreciation) on:
Portfolio investments**	21,194,800	6,001,045	54,857,894	7,529,771	—
Futures transactions	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	21,194,800	6,001,045	54,857,894	7,529,771	—

Net realized and unrealized gain on total investments	45,246,129	9,321,920	59,131,896	8,115,433	1,905

Net increase in net assets resulting from operations	$90,870,133	$19,476,996	$81,466,719	$12,869,489	$493,424

* Net of foreign withholding taxes of:	$—	$—	$—	$—	$—
**Includes net change in unrealized foreign capital gains tax of:	$—	$—	$—	$—	$—

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124	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	125

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF FUNDS  ▪  FOR THE PERIOD OR YEAR ENDED

		Growth & Income Fund		International Equity Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund		Mid-Cap Value Fund

		September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009

OPERATIONS
Net investment income		$16,992,897	$14,510,591	$25,007,604	$25,996,004	$2,894,111	$3,426,195	$18,253,084	$15,496,738	$(282,255)	$625,978	$24,934,161	$18,088,152
Net realized gain (loss) on total investments		79,876,605	(116,301,015)	35,365,348	(664,980,450)	80,419,640	(101,737,392)	69,108,342	(146,451,342)	73,245,602	(76,767,734)	46,454,745	(162,595,412)
Net change in unrealized appreciation (depreciation) on total investments		(3,130,261)	140,420,446	193,212,696	577,013,774	804,985	125,362,789	7,571,890	129,208,780	79,758,419	104,182,281	124,061,420	191,894,594

Net increase (decrease) from operations		93,739,241	38,630,022	253,585,648	(61,970,672)	84,118,736	27,051,592	94,933,316	(1,745,824)	152,721,766	28,040,525	195,450,326	47,387,334

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(6,299,756)	(4,883,114)	(9,656,477)	(18,178,458)	(2,067,713)	(1,432,906)	(5,345,944)	(9,065,063)	(218,562)	(126,616)	(3,026,912)	(2,165,186)
	Retirement Class	(5,570,079)	(4,717,467)	(12,983,220)	(25,220,893)	(146,345)	(124,913)	(7,674,532)	(10,606,657)	(232,957)	—	(14,058,413)	(9,746,715)
	Retail Class	(4,073,649)	(5,058,006)	(5,539,650)	(11,309,080)	(1,276,445)	(1,893,744)	(910,247)	(1,617,397)	(44,021)	(27,283)	(1,865,763)	(2,113,113)
	Premier Class*	(375,075)	—	(3,545)	—	(1,329)	—	(3,171)	—	(460)	—	(3,458)	—
From realized gains:	Institutional Class	—	—	—	(1,342,834)	—	—	—	—	—	—	—	(287,976)
	Retirement Class	—	—	—	(2,107,818)	—	—	—	—	—	—	—	(1,497,878)
	Retail Class	—	—	—	(882,769)	—	—	—	—	—	—	—	(290,562)

Total distributions		(16,318,559)	(14,658,587)	(28,182,892)	(59,041,852)	(3,491,832)	(3,451,563)	(13,933,894)	(21,289,117)	(496,000)	(153,899)	(18,954,546)	(16,101,430)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	231,955,353	186,867,916	250,904,878	216,995,967	168,982,290	220,335,738	231,512,171	132,429,549	54,567,280	40,500,406	196,515,780	88,835,541
	Retirement Class	174,490,252	213,894,524	125,493,390	174,958,374	22,738,808	25,516,228	278,396,723	145,918,638	150,522,471	197,015,661	377,444,982	348,430,656
	Retail Class	35,235,641	34,340,021	29,098,832	24,656,630	22,181,583	25,310,719	14,853,909	13,902,147	23,996,693	21,470,022	49,063,841	28,902,609
	Premier Class*	75,222,378	250,000	89,187,525	250,000	4,554,027	250,000	113,499,850	250,000	83,437,061	250,000	163,886,023	250,000
Reinvestments of distributions:	Institutional Class	5,801,065	4,232,425	9,444,266	18,264,065	2,067,566	1,432,685	5,297,777	8,906,658	216,875	122,085	2,528,338	1,826,822
	Retirement Class	5,570,079	4,717,467	12,915,089	27,327,241	146,345	124,913	7,674,532	10,606,657	232,957	—	14,058,413	11,244,594
	Retail Class	3,891,764	4,852,959	5,327,620	11,822,448	1,241,107	1,851,728	883,119	1,570,191	42,572	26,244	1,793,657	2,316,592
	Premier Class*	375,075	—	3,545	—	1,329	—	3,171	—	460	—	3,458	—
Redemptions:	Institutional Class	(55,511,518)	(38,813,366)	(238,419,011)	(144,869,309)	(51,253,818)	(56,650,558)	(60,568,912)	(144,895,557)	(19,062,946)	(8,524,788)	(34,214,397)	(24,679,627)
	Retirement Class	(147,033,089)	(14,483,359)	(173,971,461)	(233,696,035)	(28,019,016)	(16,757,026)	(138,955,633)	(31,230,090)	(163,119,819)	(42,584,431)	(223,358,185)	(24,648,678)
	Retail Class	(51,968,783)	(48,288,433)	(46,336,672)	(40,104,932)	(41,715,949)	(28,517,721)	(15,309,935)	(12,609,481)	(19,333,695)	(14,229,295)	(38,709,045)	(32,277,885)
	Premier Class*	(6,420,127)	—	(5,311,417)	—	(427,658)	—	(3,225,170)	—	(6,359,811)	—	(2,739,258)	—

Net increase (decrease) from shareholder transactions		271,608,090	347,570,154	58,336,584	55,604,449	100,496,614	172,896,706	434,061,602	124,848,712	105,140,098	194,045,904	506,273,607	400,200,624

Net increase (decrease) in net assets		349,028,772	371,541,589	283,739,340	(65,408,075)	181,123,518	196,496,735	515,061,024	101,813,771	257,365,864	221,932,530	682,769,387	431,486,528

NET ASSETS
Beginning of period		1,356,953,423	985,411,834	2,017,887,168	2,083,295,243	699,455,052	502,958,317	1,078,067,032	976,253,261	687,159,116	465,226,586	1,394,647,349	963,160,821

End of period		$1,705,982,195	$1,356,953,423	$2,301,626,508	$2,017,887,168	$880,578,570	$699,455,052	$1,593,128,056	$1,078,067,032	$944,524,980	$687,159,116	$2,077,416,736	$1,394,647,349

Undistributed net investment income (loss) included in net assets		$431,208	$(54,522)	$16,628,871	$19,337,494	$(28,449)	$(70,191)	$14,380,927	$10,008,352	$18,154	$470,107	$17,405,270	$11,959,270

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	29,098,178	28,360,851	30,896,406	33,761,996	19,130,284	33,031,767	20,439,211	14,839,016	3,533,517	3,675,478	13,310,014	8,081,916
	Retirement Class	21,471,669	31,790,238	14,803,011	26,242,110	2,529,549	3,597,786	24,172,040	15,966,241	9,932,771	17,483,526	25,934,802	30,833,906
	Retail Class	3,593,689	4,321,971	5,029,757	5,269,729	2,467,943	3,545,959	1,322,814	1,564,405	1,581,624	1,886,427	3,346,668	2,623,237
	Premier Class*	9,508,058	31,929	10,726,486	31,017	514,891	29,377	9,961,504	22,442	5,472,915	17,985	11,219,568	17,999
Shares reinvested:	Institutional Class	714,217	639,562	1,140,612	2,984,324	231,530	216,745	477,707	1,064,117	15,082	12,509	180,209	181,412
	Retirement Class	679,799	706,058	1,514,078	4,330,783	16,425	18,926	693,900	1,270,258	16,371	—	1,006,329	1,121,096
	Retail Class	395,671	618,471	916,972	2,730,358	139,138	280,140	81,846	192,661	2,988	2,714	129,975	233,527
	Premier Class*	45,858	—	428	—	149	—	286	—	32	—	246	—
Shares redeemed:	Institutional Class	(6,856,063)	(5,736,270)	(29,193,970)	(21,642,627)	(5,612,140)	(8,218,893)	(5,263,317)	(17,198,474)	(1,257,087)	(771,815)	(2,356,547)	(2,370,806)
	Retirement Class	(18,271,327)	(2,197,465)	(20,517,181)	(34,471,580)	(3,141,860)	(2,456,041)	(12,244,601)	(3,853,960)	(10,948,567)	(3,982,207)	(15,401,715)	(2,277,142)
	Retail Class	(5,336,588)	(6,162,136)	(7,998,190)	(8,846,897)	(4,632,519)	(4,022,520)	(1,377,565)	(1,475,911)	(1,282,789)	(1,294,256)	(2,729,441)	(3,044,120)
	Premier Class*	(798,758)	—	(651,839)	—	(48,507)	—	(276,752)	—	(407,608)	—	(186,575)	—

Net increase from shareholder transactions		34,244,403	52,373,209	6,666,570	10,389,213	11,594,883	26,023,246	37,987,073	12,390,795	6,659,249	17,030,361	34,453,533	35,401,025

*	The Premier Class commenced operations on September 30, 2009.

126	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	127

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Small-Cap Equity Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund		Equity Index Fund		S&P 500 Index Fund		Small-Cap Blend Index Fund

		September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009

OPERATIONS
Net investment income		$4,719,248	$4,001,690	$7,521,322	$5,939,250	$12,630,175	$11,239,575	$30,627,068	$22,219,435	$22,623,128	$22,554,446	$7,158,540	$3,626,204
Net realized gain (loss) on total investments		75,823,585	(112,589,199)	13,969,730	(29,610,015)	18,714,379	(21,581,426)	41,069,906	(8,811,147)	4,711,401	(9,642,169)	8,444,847	(22,457,008)
Net change in unrealized appreciation (depreciation) on total investments		25,863,206	94,635,390	38,245,131	37,038,018	13,165,303	(19,488,629)	96,411,955	(31,350,102)	80,148,378	(61,432,379)	61,425,097	(25,502,577)

Net increase (decrease) from operations		106,406,039	(13,952,119)	59,736,183	13,367,253	44,509,857	(29,830,480)	168,108,929	(17,941,814)	107,482,907	(48,520,102)	77,028,484	(44,333,381)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(1,822,883)	(1,059,006)	(4,402,992)	(3,794,735)	(7,426,025)	(9,395,296)	(14,617,569)	(13,559,648)	(16,025,663)	(19,190,563)	(2,464,512)	(1,929,062)
	Retirement Class	(1,836,454)	(868,598)	(1,974,683)	(1,075,390)	(3,375,038)	(3,116,134)	(4,172,873)	(337,995)	(5,667,457)	(5,046,632)	(2,394,062)	(829,406)
	Retail Class	(258,431)	(182,290)	—	—	—	—	(4,574,106)	(5,115,926)	—	—	—	—
	Premier Class*	(1,611)	—	—	—	—	—	(3,994)	—	—	—	—	—
From realized gains:	Institutional Class	—	—	—	(24,650)	—	(279,498)	—	—	—	(53,379)	—	(6,596,760)
	Retirement Class	—	—	—	(8,546)	—	(100,440)	—	—	—	(15,573)	—	(3,319,912)

Total distributions		(3,919,379)	(2,109,894)	(6,377,675)	(4,903,321)	(10,801,063)	(12,891,368)	(23,368,542)	(19,013,569)	(21,693,120)	(24,306,147)	(4,858,574)	(12,675,140)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	106,675,623	82,407,464	155,493,817	97,221,692	194,068,402	116,856,444	605,387,864	274,641,604	128,803,572	127,486,991	126,710,993	93,114,999
	Retirement Class	142,542,869	82,237,260	50,130,468	59,208,452	41,625,305	67,722,549	36,542,548	36,927,851	73,358,878	108,016,768	114,205,506	102,177,253
	Retail Class	13,022,826	8,187,717	—	—	—	—	38,087,336	44,914,202	—	—	—	—
	Premier Class*	46,306,627	250,000	—	—	—	—	4,882,512	250,000	—	—	—	—
Mergers (see Note 1):	Institutional Class	—	—	—	—	—	—	—	98,963,434	—	—	—	152,491,589
	Retirement Class	—	—	—	—	—	—	—	226,871,463	—	—	—	156,209,603
Reinvestments of distributions:	Institutional Class	1,803,213	1,023,157	4,304,623	3,191,166	6,574,306	7,380,244	13,966,602	12,524,510	15,364,906	18,186,707	2,314,826	6,646,778
	Retirement Class	1,836,454	868,598	1,974,683	1,083,935	3,375,038	3,216,574	4,172,873	337,995	5,667,457	5,062,205	2,394,062	4,149,318
	Retail Class	250,757	177,013	—	—	—	—	4,375,791	4,912,988	—	—	—	—
	Premier Class*	1,611	—	—	—	—	—	3,994	—	—	—	—	—
Redemptions:	Institutional Class	(38,242,206)	(18,555,919)	(82,828,017)	(59,283,700)	(100,379,319)	(68,316,744)	(235,958,898)	(152,977,651)	(295,251,946)	(99,477,847)	(150,396,093)	(62,991,930)
	Retirement Class	(56,813,235)	(7,276,830)	(55,384,334)	(14,602,502)	(48,587,319)	(11,221,805)	(91,107,446)	(35,222,330)	(67,676,338)	(27,976,717)	(69,614,656)	(6,518,495)
	Retail Class	(10,797,190)	(7,468,930)	—	—	—	—	(46,350,682)	(45,741,840)	—	—	—	—
	Premier Class*	(3,323,831)	—	—	—	—	—	(470,274)	—	—	—	—	—

Net increase (decrease) from shareholder transactions		203,263,518	141,849,530	73,691,240	86,819,043	96,676,413	115,637,262	333,532,220	466,402,226	(139,733,471)	131,298,107	25,614,638	445,279,115

Net increase (decrease) in net assets		305,750,178	125,787,517	127,049,748	95,282,975	130,385,207	72,915,414	478,272,607	429,446,843	(53,943,684)	58,471,858	97,784,548	388,270,594

NET ASSETS
Beginning of period		652,829,209	527,041,692	457,780,726	362,497,751	508,288,001	435,372,587	1,475,661,880	1,046,215,037	1,133,716,296	1,075,244,438	604,862,808	216,592,214

End of period		$958,579,387	$652,829,209	$584,830,474	$457,780,726	$638,673,208	$508,288,001	$1,953,934,487	$1,475,661,880	$1,079,772,612	$1,133,716,296	$702,647,356	$604,862,808

Undistributed net investment income (loss) included in net assets		$4,223,427	$3,654,281	$5,572,071	$4,431,377	$9,522,424	$7,770,665	$23,365,419	$16,245,326	$16,910,873	$15,999,245	$5,613,557	$3,499,664

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	9,070,020	9,306,064	14,085,645	11,432,655	17,640,591	12,761,834	71,460,214	36,385,292	10,232,218	12,721,829	11,308,521	6,214,542
	Retirement Class	12,002,593	9,159,873	4,533,679	6,750,546	3,750,087	7,467,422	4,300,881	6,353,703	5,847,725	10,724,472	9,886,351	6,461,762
	Retail Class	1,097,272	922,706	—	—	—	—	4,467,832	6,616,725	—	—	—	—
	Premier Class*	3,992,970	22,686	—	—	—	—	577,926	31,368	—	—	—	—
Mergers (see note 1):	Institutional Class	—	—	—	—	—	—	—	14,037,317	—	—	—	16,414,649
	Retirement Class	—	—	—	—	—	—	—	31,774,777	—	—	—	16,760,720
Shares reinvested:	Institutional Class	164,677	121,515	397,106	405,485	617,886	832,045	1,705,324	1,972,364	1,236,115	1,848,243	219,415	810,583
	Retirement Class	169,728	104,273	180,832	136,688	313,083	357,795	502,756	52,484	457,422	516,025	226,068	503,558
	Retail Class	23,283	21,353	—	—	—	—	525,306	760,524	—	—	—	—
	Premier Class*	147	—	—	—	—	—	488	—	—	—	—	—
Shares redeemed:	Institutional Class	(3,264,853)	(2,115,877)	(7,506,516)	(6,667,715)	(9,207,784)	(7,562,215)	(27,607,627)	(21,529,249)	(23,427,093)	(9,533,474)	(13,364,650)	(6,689,223)
	Retirement Class	(4,983,993)	(838,304)	(5,030,837)	(1,661,043)	(4,450,244)	(1,241,611)	(10,839,836)	(5,110,034)	(5,413,192)	(2,812,114)	(6,308,435)	(725,788)
	Retail Class	(921,935)	(861,272)	—	—	—	—	(5,456,924)	(6,807,966)	—	—	—	—
	Premier Class*	(278,258)	—	—	—	—	—	(56,223)	—	—	—	—	—

Net increase (decrease) from shareholder transactions		17,071,651	15,843,017	6,659,909	10,396,616	8,663,619	12,615,270	39,580,117	64,537,305	(11,066,805)	13,464,981	1,967,270	39,750,803

*	The Premier Class commenced operations on September 30, 2009.

128	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	129

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		International Equity Index Fund		Enhanced International Equity Index Fund		Enhanced Large-Cap Growth Index Fund		Enhanced Large-Cap Value Index Fund		Social Choice Equity Fund		Real Estate Securities Fund

		September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009

OPERATIONS
Net investment income		$40,757,848	$26,091,543	$12,135,539	$7,498,726	$7,502,549	$4,386,638	$11,482,480	$7,441,131	$13,424,025	$10,726,340	$11,919,577	$12,414,820
Net realized gain (loss) on total investments		63,563	(7,075,078)	15,591,609	(37,555,775)	34,736,196	(8,284,265)	6,268,405	(13,249,942)	9,699,190	(28,873,964)	40,020,926	(87,127,252)
Net change in unrealized appreciation (depreciation) on total investments		12,249,862	68,906,324	(4,423,898)	78,650,468	30,826,331	69,802,547	25,959,535	51,220,048	60,983,470	5,990,569	98,598,086	(63,397,751)

Net increase (decrease) from operations		53,071,273	87,922,789	23,303,250	48,593,419	73,065,076	65,904,920	43,710,420	45,411,237	84,106,685	(12,157,055)	150,538,589	(138,110,183)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(13,104,832)	(15,416,014)	(8,654,340)	(3,582,257)	(5,837,253)	(1,258,710)	(9,174,158)	(3,036,079)	(2,938,721)	(2,881,660)	(5,794,853)	(5,017,597)
	Retirement Class	(15,182,058)	(13,845,486)	—	—	—	—	—	—	(5,633,366)	(4,844,153)	(4,595,639)	(3,193,263)
	Retail Class	—	—	—	—	—	—	—	—	(2,412,328)	(2,629,487)	(1,962,999)	(1,903,319)
	Premier Class*	(5,258)	—	—	—	—	—	—	—	(4,072)	—	(311,042)	—
From realized gains:	Institutional Class	—	—	—	—	—	—	—	—	—	(47,896)	—	—
	Retirement Class	—	—	—	—	—	—	—	—	—	(90,480)	—	—
	Retail Class	—	—	—	—	—	—	—	—	—	(46,279)	—	—

Total distributions		(28,292,148)	(29,261,500)	(8,654,340)	(3,582,257)	(5,837,253)	(1,258,710)	(9,174,158)	(3,036,079)	(10,988,487)	(10,539,955)	(12,664,533)	(10,114,179)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	507,639,398	170,241,501	206,626,360	163,714,728	244,247,380	293,822,613	254,019,630	309,088,234	85,708,903	56,382,297	58,520,557	48,417,144
	Retirement Class	269,122,074	229,187,945	—	—	—	—	—	—	84,565,989	101,905,424	116,364,795	52,098,156
	Retail Class	—	—	—	—	—	—	—	—	23,052,561	24,344,019	18,249,325	10,800,642
	Premier Class*	38,771,058	250,000	—	—	—	—	—	—	55,711,332	250,000	28,997,740	250,000
Reinvestments of distributions:	Institutional Class	12,589,576	14,244,364	8,654,340	3,582,257	5,837,253	1,258,709	9,174,158	3,036,079	2,250,675	2,098,068	5,713,521	4,872,432
	Retirement Class	15,182,058	13,845,486	—	—	—	—	—	—	5,633,366	4,934,634	4,595,639	3,193,263
	Retail Class	—	—	—	—	—	—	—	—	2,321,491	2,585,117	1,871,222	1,808,178
	Premier Class*	5,258	—	—	—	—	—	—	—	4,072	—	311,042	—
Redemptions:	Institutional Class	(87,486,027)	(61,417,712)	(71,254,911)	(19,029,139)	(74,773,535)	(26,663,781)	(69,468,123)	(14,806,057)	(28,956,199)	(40,157,104)	(60,652,456)	(29,354,479)
	Retirement Class	(181,536,609)	(7,626,152)	—	—	—	—	—	—	(81,880,329)	(18,602,487)	(49,974,646)	(23,158,815)
	Retail Class	—	—	—	—	—	—	—	—	(26,048,483)	(21,705,878)	(17,297,526)	(16,120,273)
	Premier Class*	(813,552)	—	—	—	—	—	—	—	(3,131,029)	—	(1,714,636)	—

Net increase (decrease) from shareholder transactions		573,473,234	358,725,432	144,025,789	148,267,846	175,311,098	268,417,541	193,725,665	297,318,256	119,232,349	112,034,090	104,984,577	52,806,248

Net increase (decrease) in net assets		598,252,359	417,386,721	158,674,699	193,279,008	242,538,921	333,063,751	228,261,927	339,693,414	192,350,547	89,337,080	242,858,633	(95,418,114)

NET ASSETS
Beginning of period		1,243,720,303	826,333,582	359,696,755	166,417,747	495,247,706	162,183,955	498,133,722	158,440,308	700,253,640	610,916,560	437,603,437	533,021,551

End of period		$1,841,972,662	$1,243,720,303	$518,371,454	$359,696,755	$737,786,627	$495,247,706	$726,395,649	$498,133,722	$892,604,187	$700,253,640	$680,462,070	$437,603,437

Undistributed net investment income (loss) included in net assets		$34,094,703	$21,737,455	$11,162,750	$7,264,934	$5,388,716	$3,743,798	$8,286,740	$6,003,794	$10,164,911	$7,726,605	$1,445,958	$2,202,145

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	33,064,777	13,228,972	31,948,794	32,064,994	29,955,840	47,284,795	35,081,703	52,419,966	8,992,055	7,809,772	6,909,770	8,891,434
	Retirement Class	17,259,942	17,531,981	—	—	—	—	—	—	8,826,054	13,630,820	12,991,904	8,714,196
	Retail Class	—	—	—	—	—	—	—	—	2,611,914	3,654,230	2,165,712	1,892,964
	Premier Class*	2,546,393	15,954	—	—	—	—	—	—	5,974,578	28,027	3,467,314	34,530
Shares reinvested:	Institutional Class	811,707	1,207,150	1,305,330	698,296	713,600	211,904	1,268,902	506,858	243,054	301,447	663,181	846,347
	Retirement Class	962,108	1,152,830	—	—	—	—	—	—	601,855	699,948	514,631	532,230
	Retail Class	—	—	—	—	—	—	—	—	271,837	402,040	219,309	316,481
	Premier Class*	339	—	—	—	—	—	—	—	440	—	34,085	—
Shares redeemed:	Institutional Class	(5,762,312)	(4,839,393)	(10,838,669)	(3,467,427)	(8,961,509)	(4,025,636)	(9,419,931)	(2,469,962)	(3,040,004)	(5,301,603)	(6,837,297)	(5,182,132)
	Retirement Class	(11,805,620)	(629,000)	—	—	—	—	—	—	(8,646,368)	(2,443,951)	(5,779,485)	(3,765,013)
	Retail Class	—	—	—	—	—	—	—	—	(2,983,476)	(3,200,390)	(2,105,025)	(2,735,559)
	Premier Class*	(54,910)	—	—	—	—	—	—	—	(325,018)	—	(194,693)	—

Net increase (decrease) from shareholder transactions		37,022,424	27,668,494	22,415,455	29,295,863	21,707,931	43,471,063	26,930,674	50,456,862	12,526,921	15,580,340	12,049,406	9,545,478

*	The Premier Class commenced operations on September 30, 2009.

130	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	131

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Managed Allocation Fund		Bond Fund		Bond Plus Fund		Short-Term Bond Fund		High-Yield Fund		Tax-Exempt Bond Fund

		September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009

OPERATIONS
Net investment income		$12,591,028	$13,508,639	$88,292,341	$80,960,413	$24,924,197	$23,663,841	$9,095,848	$8,942,889	$45,624,004	$35,743,171	$10,155,076	$9,142,202
Net realized gain (loss) on total investments		13,676,895	(57,481,879)	66,220,982	(11,427,158)	15,029,816	(10,589,590)	2,991,482	1,518,737	24,051,329	(34,864,100)	3,320,875	368,128
Net change in unrealized appreciation on total investments		24,039,726	48,901,569	67,852,077	115,677,259	17,194,742	30,801,160	8,864,795	6,886,857	21,194,800	71,218,652	6,001,045	19,874,276

Net increase (decrease) from operations		50,307,649	4,928,329	222,365,400	185,210,514	57,148,755	43,875,411	20,952,125	17,348,483	90,870,133	72,097,723	19,476,996	29,384,606

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(37,089)	(52,299)	(80,236,024)	(77,677,501)	(9,854,844)	(10,468,024)	(3,196,821)	(4,066,159)	(23,073,446)	(20,591,953)	(625,370)	(2,060,601)
	Retirement Class	(562,210)	(464,624)	(6,492,164)	(2,231,239)	(3,324,496)	(1,593,521)	(2,446,968)	(1,182,042)	(11,344,973)	(5,584,092)	—	—
	Retail Class	(11,986,288)	(12,991,351)	(1,448,590)	(1,036,858)	(11,669,182)	(11,600,903)	(3,293,093)	(3,693,739)	(10,617,617)	(9,564,219)	(9,529,774)	(7,081,601)
	Premier Class*	—	—	(115,569)	—	(75,695)	—	(158,917)	—	(587,964)	—	—	—
From realized gains:	Institutional Class	—	—	—	—	—	—	—	—	—	—	(27,853)	(25,720)
	Retail Class	—	—	—	—	—	—	—	—	—	—	(405,427)	(71,936)

Total distributions		(12,585,587)	(13,508,274)	(88,292,347)	(80,945,598)	(24,924,217)	(23,662,448)	(9,095,799)	(8,941,940)	(45,624,000)	(35,740,264)	(10,588,424)	(9,239,858)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,682,964	262,438	783,516,875	677,854,943	68,336,531	79,727,686	94,544,894	42,737,307	197,790,236	95,448,518	2,697,533	4,164,257
	Retirement Class	9,388,130	8,639,390	193,791,135	97,849,969	69,782,784	60,107,005	122,411,537	48,293,966	95,079,140	83,363,065	—	—
	Retail Class	41,096,004	30,157,064	31,267,123	19,736,042	32,951,105	17,066,006	56,845,424	21,033,267	38,129,592	32,245,357	98,734,879	56,343,467
	Premier Class*	—	—	22,158,416	250,000	11,069,571	250,000	20,429,281	250,000	19,143,300	250,000	—	—
Reinvestments of distributions:	Institutional Class	29,762	25,468	78,131,122	74,219,991	9,837,634	10,441,879	2,603,625	2,923,314	18,067,942	15,946,293	86,949	1,359,690
	Retirement Class	562,210	463,508	6,492,137	2,230,660	3,324,496	1,593,227	2,446,968	1,181,985	11,344,973	5,583,477	—	—
	Retail Class	11,450,801	12,412,577	1,381,632	980,542	10,613,073	10,528,426	3,107,608	3,460,546	9,191,656	8,247,413	8,765,349	6,167,680
	Premier Class*	—	—	115,569	—	75,695	—	158,917	—	587,964	—	—	—
Redemptions:	Institutional Class	(1,321,657)	(104,928)	(658,369,598)	(583,501,951)	(59,262,454)	(135,917,077)	(26,566,337)	(83,521,470)	(85,854,685)	(108,190,157)	(11,491,638)	(51,904,759)
	Retirement Class	(8,485,393)	(2,281,673)	(94,244,228)	(10,798,451)	(44,221,173)	(15,848,131)	(63,302,350)	(14,211,782)	(76,438,460)	(5,212,659)	—	—
	Retail Class	(53,942,310)	(51,355,319)	(11,855,580)	(8,182,644)	(29,525,633)	(30,687,835)	(26,210,905)	(20,214,679)	(27,772,219)	(23,928,008)	(33,199,853)	(22,650,311)
	Premier Class*	—	—	(578,902)	—	(686,091)	—	(1,207,324)	—	(3,868,167)	—	—	—

Net increase (decrease) from shareholder transactions		460,511	(1,781,475)	351,805,701	270,639,101	72,295,538	(2,738,814)	185,261,338	1,932,454	195,401,272	103,753,299	65,593,219	(6,519,976)

Net increase (decrease) in net assets		38,182,573	(10,361,420)	485,878,754	374,904,017	104,520,076	17,474,149	197,117,664	10,338,997	240,647,405	140,110,758	74,481,791	13,624,772

NET ASSETS
Beginning of period		494,488,685	504,850,105	2,308,153,935	1,933,249,918	513,605,018	496,130,869	270,111,462	259,772,465	497,878,241	357,767,483	259,328,198	245,703,426

End of period		$532,671,258	$494,488,685	$2,794,032,689	$2,308,153,935	$618,125,094	$513,605,018	$467,229,126	$270,111,462	$738,525,646	$497,878,241	$333,809,989	$259,328,198

Undistributed net investment income (loss) included in net assets		$5,806	$365	$21,225	$21,231	$34,082	$34,102	$(7,081)	$(7,130)	$(295,279)	$(295,283)	$45,739	$45,807

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	183,529	34,172	75,599,135	68,905,026	6,767,050	8,598,402	9,169,996	4,327,425	21,035,133	12,420,381	255,254	425,273
	Retirement Class	1,038,761	1,141,404	18,437,353	9,695,033	6,955,121	6,463,407	11,976,622	4,867,796	10,150,586	10,402,994	—	—
	Retail Class	4,547,497	3,959,479	2,969,859	1,964,294	3,289,934	1,818,815	5,549,673	2,120,022	4,073,733	4,013,783	9,399,973	5,601,237
	Premier Class*	—	—	2,092,153	24,510	1,082,140	25,562	1,982,974	24,728	2,048,858	27,655	—	—
Shares reinvested:	Institutional Class	3,272	3,355	7,528,123	7,535,551	983,559	1,118,855	254,107	295,722	1,936,501	2,058,813	8,348	137,851
	Retirement Class	62,458	60,763	613,997	221,338	330,982	168,906	238,336	119,101	1,215,922	689,901	—	—
	Retail Class	1,268,455	1,632,686	130,854	97,923	1,059,102	1,125,267	303,271	349,603	981,485	1,053,232	833,851	619,384
	Premier Class*	—	—	10,849	—	7,358	—	15,411	—	62,463	—	—	—
Shares redeemed:	Institutional Class	(146,711)	(13,915)	(62,776,645)	(60,196,964)	(5,926,502)	(14,670,423)	(2,591,691)	(8,479,425)	(9,209,662)	(14,400,688)	(1,102,954)	(5,178,337)
	Retirement Class	(942,830)	(306,231)	(8,807,681)	(1,099,603)	(4,374,821)	(1,709,734)	(6,142,221)	(1,434,049)	(8,138,989)	(646,746)	—	—
	Retail Class	(5,972,431)	(6,831,855)	(1,125,808)	(823,780)	(2,952,209)	(3,288,993)	(2,563,689)	(2,046,223)	(2,976,515)	(3,121,863)	(3,171,873)	(2,296,501)
	Premier Class*	—	—	(54,448)	—	(66,740)	—	(117,098)	—	(410,002)	—	—	—

Net increase (decrease) from shareholder transactions		42,000	(320,142)	34,617,741	26,323,328	7,154,974	(349,936)	18,075,691	144,700	20,769,513	12,497,462	6,222,599	(691,093)

*	The Premier Class commenced operations on September 30, 2009.

132	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	133

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Inflation-Linked Bond Fund		Bond Index Fund		Money Market Fund

		September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009†	September 30, 2010	September 30, 2009

OPERATIONS
Net investment income		$22,334,823	$(1,669,995)	$4,754,056	$75,689	$491,519	$13,737,693
Net realized gain (loss) on total investments		4,274,002	(6,137,931)	585,662	324	1,905	4,239
Net change in unrealized appreciation on total investments		54,857,894	37,861,907	7,529,771	434,782	—	—

Net increase (decrease) from operations		81,466,719	30,053,981	12,869,489	510,795	493,424	13,741,932

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(15,483,118)	(19,836)	(4,613,903)	(74,424)	(473,302)	(3,063,713)
	Retirement Class	(3,591,078)	(4,168)	(43,720)	(658)	(2,398)	(1,143,421)
	Retail Class	(3,169,430)	(5,250)	(63,505)	(614)	(15,797)	(9,530,561)
	Premier Class*	(52,139)	—	(32,915)	—	(20)	—
From realized gains:	Institutional Class	—	—	(17,947)	—	—	—
	Retirement Class	—	—	(181)	—	—	—
	Retail Class	—	—	(276)	—	—	—
	Premier Class*	—	—	(180)	—	—	—

Total distributions		(22,295,765)	(29,254)	(4,772,627)	(75,696)	(491,517)	(13,737,695)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	239,989,479	135,301,362	321,957,476	106,716,000	197,525,504	126,024,537
	Retirement Class	94,080,296	53,092,335	1,759,492	1,000,000	42,534,813	130,715,137
	Retail Class	40,801,163	40,355,233	3,410,109	1,000,000	246,031,424	383,740,953
	Premier Class*	14,334,508	250,000	428,898	1,000,000	13,190,522	250,000
Reinvestments of distributions:	Institutional Class	14,556,717	18,482	4,631,850	74,424	472,841	3,063,347
	Retirement Class	3,590,870	4,168	43,901	657	2,398	1,141,742
	Retail Class	3,037,653	5,016	62,792	614	14,855	9,331,172
	Premier Class*	52,139	—	33,095	—	20	—
Redemptions:	Institutional Class	(82,326,380)	(74,503,413)	(22,201,670)	(7,720,000)	(100,248,680)	(86,488,288)
	Retirement Class	(44,762,900)	(32,067,243)	(11,500)	—	(96,517,908)	(96,274,278)
	Retail Class	(32,237,076)	(48,993,129)	(392,338)	—	(482,770,768)	(599,289,109)
	Premier Class*	(488,010)	—	(64,158)	—	(1,009,364)	—

Net increase (decrease) from shareholder transactions		250,628,459	73,462,811	309,657,947	102,071,695	(180,774,343)	(127,784,787)

Net increase (decrease) in net assets		309,799,413	103,487,538	317,754,809	102,506,794	(180,772,436)	(127,780,550)

NET ASSETS
Beginning of period		764,182,003	660,694,465	102,506,794	—	1,356,951,291	1,484,731,841

End of period		$1,073,981,416	$764,182,003	$420,261,603	$102,506,794	$1,176,178,855	$1,356,951,291

Undistributed net investment income (loss) included in net assets		$13,009	$(26,048)	$1,091	$107	$(8,234)	$(9,049)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	22,158,851	13,554,083	31,042,454	10,667,729	197,525,504	126,024,537
	Retirement Class	8,637,641	5,184,507	171,728	100,000	42,534,813	130,715,137
	Retail Class	3,847,240	4,114,123	333,959	100,000	246,031,424	383,740,953
	Premier Class*	1,307,248	23,742	41,597	99,602	13,190,522	250,000
Shares reinvested:	Institutional Class	1,345,057	1,762	451,476	7,413	472,841	3,063,347
	Retirement Class	329,102	394	4,278	65	2,398	1,141,743
	Retail Class	286,364	487	6,122	61	14,855	9,331,172
	Premier Class*	4,694	—	3,240	—	20	—
Shares redeemed:	Institutional Class	(7,560,534)	(7,545,244)	(2,174,639)	(768,924)	(100,248,680)	(86,488,288)
	Retirement Class	(4,048,954)	(3,276,674)	(1,102)	—	(96,517,908)	(96,274,278)
	Retail Class	(3,041,074)	(5,093,034)	(38,693)	—	(482,770,767)	(599,289,109)
	Premier Class*	(44,055)	—	(6,155)	—	(1,009,364)	—

Net increase (decrease) from shareholder transactions		23,221,580	6,964,146	29,834,265	10,205,946	(180,774,342)	(127,784,786)

*	The Premier Class commenced operations on September 30, 2009.

†	The Bond Index Fund commenced operations on September 14, 2009.

134	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	135

FINANCIAL HIGHLIGHTS

GROWTH & INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.83	$8.16	$10.33	$8.66	$9.05

Gain from investment operations:
Net investment income (a)	0.10	0.11	0.15	0.17	0.14
Net realized and unrealized gain (loss) on total investments	0.39	(0.32)	(1.91)	2.06	0.76

Total gain (loss) from investment operations	0.49	(0.21)	(1.76)	2.23	0.90

Less distributions from:
Net investment income	(0.10)	(0.12)	(0.17)	(0.17)	(0.15)
Net realized gains	—	—	(0.24)	(0.39)	(1.14)

Total distributions	(0.10)	(0.12)	(0.41)	(0.56)	(1.29)

Net asset value, end of period	$8.22	$7.83	$8.16	$10.33	$8.66

TOTAL RETURN	6.27%	(2.34)%	(17.64)%	26.84%	10.87%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$600,386	$391,884	$218,710	$105,476	$97,494
Ratio of expenses to average net assets before expense waiver and reimbursement	0.48%	0.53%	0.50%	0.55%	0.42%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.48%	0.51%	0.33%	0.13%	0.13%
Ratio of net investment income to average net assets	1.23%	1.62%	1.59%	1.81%	1.58%
Portfolio turnover rate	126%	133%	132%	84%	133%

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.91	$8.25	$10.44	$8.76	$9.12

Gain from investment operations:
Net investment income (a)	0.08	0.09	0.13	0.15	0.12
Net realized and unrealized gain (loss) on total investments	0.40	(0.33)	(1.93)	2.08	0.77

Total gain (loss) from investment operations	0.48	(0.24)	(1.80)	2.23	0.89

Less distributions from:
Net investment income	(0.08)	(0.10)	(0.15)	(0.16)	(0.11)
Net realized gains	—	—	(0.24)	(0.39)	(1.14)

Total distributions	(0.08)	(0.10)	(0.39)	(0.55)	(1.25)

Net asset value, end of period	$8.31	$7.91	$8.25	$10.44	$8.76

TOTAL RETURN	6.07%	(2.66)%	(17.82)%	26.44%	10.62%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$545,887	$488,991	$259,942	$204,746	$86,918
Ratio of expenses to average net assets before expense waiver and reimbursement	0.73%	0.78%	0.75%	0.81%	0.74%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.73%	0.75%	0.54%	0.38%	0.40%
Ratio of net investment income to average net assets	0.98%	1.36%	1.36%	1.52%	1.36%
Portfolio turnover rate	126%	133%	132%	84%	133%

136	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

GROWTH & INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.45	$9.83	$12.36	$10.27	$10.00

Gain from investment operations:
Net investment income (a)	0.10	0.12	0.16	0.18	0.08
Net realized and unrealized gain (loss) on total investments	0.48	(0.40)	(2.30)	2.47	0.24

Total gain (loss) from investment operations	0.58	(0.28)	(2.14)	2.65	0.32

Less distributions from:
Net investment income	(0.08)	(0.10)	(0.15)	(0.17)	(0.05)
Net realized gains	—	—	(0.24)	(0.39)	—

Total distributions	(0.08)	(0.10)	(0.39)	(0.56)	(0.05)

Net asset value, end of period	$9.95	$9.45	$9.83	$12.36	$10.27

TOTAL RETURN	6.17%	(2.63)%	(17.78)%	26.67%	3.22	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$487,427	$475,828	$506,760	$635,012	$2,632
Ratio of expenses to average net assets before expense waiver and reimbursement	0.66%	0.94%	0.87%	1.00%	4.10	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.66%	0.70%	0.46%	0.24%	0.43	%(c)
Ratio of net investment income to average net assets	1.04%	1.48%	1.43%	1.58%	1.55	%(c)
Portfolio turnover rate	126%	133%	132%	84%	133%

	Premier Class

	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.83	$7.83

Gain from investment operations:
Net investment income (a)	0.09	0.00	(e)
Net realized and unrealized gain on total investments	0.40	—

Total gain from investment operations	0.49	0.00(e	)

Less distributions from:
Net investment income	(0.09)	—
Net realized gains	—	—

Total distributions	(0.09)	—

Net asset value, end of period	$8.23	$7.83

TOTAL RETURN	6.25%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$72,282	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64%	221.06	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64%	0.67	%(c)
Ratio of net investment income to average net assets	1.07%	0.00	%(c)
Portfolio turnover rate	126%	133%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	137

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.06	$8.68	$14.98	$13.45	$12.17

Gain from investment operations:
Net investment income (a)	0.11	0.12	0.26	0.20	0.19
Net realized and unrealized gain (loss) on total investments	0.90	(0.48)	(4.67)	3.49	2.15

Total gain (loss) from investment operations	1.01	(0.36)	(4.41)	3.69	2.34

Less distributions from:
Net investment income	(0.12)	(0.24)	(0.15)	(0.22)	(0.22)
Net realized gains	—	(0.02)	(1.74)	(1.94)	(0.84)

Total distributions	(0.12)	(0.26)	(1.89)	(2.16)	(1.06)

Net asset value, end of period	$8.95	$8.06	$8.68	$14.98	$13.45

TOTAL RETURN	12.62%	(3.19)%	(33.50)%	30.49%	20.60%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$785,755	$684,965	$606,528	$807,072	$649,747
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53%	0.58%	0.54%	0.58%	0.45%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53%	0.57%	0.54%	0.58%	0.45%
Ratio of net investment income to average net assets	1.36%	1.81%	2.20%	1.47%	1.48%
Portfolio turnover rate	119%	118%	204%	179%	164%

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.29	$8.90	$15.32	$13.72	$12.41

Gain from investment operations:
Net investment income (a)	0.09	0.10	0.25	0.19	0.16
Net realized and unrealized gain (loss) on total investments	0.92	(0.48)	(4.79)	3.54	2.13

Total gain (loss) from investment operations	1.01	(0.38)	(4.54)	3.73	2.29

Less distributions from:
Net investment income	(0.10)	(0.21)	(0.14)	(0.19)	(0.14)
Net realized gains	—	(0.02)	(1.74)	(1.94)	(0.84)

Total distributions	(0.10)	(0.23)	(1.88)	(2.13)	(0.98)

Net asset value, end of period	$9.20	$8.29	$8.90	$15.32	$13.72

TOTAL RETURN	12.28%	(3.42)%	(33.64)%	30.16%	19.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,124,555	$1,047,995	$1,159,940	$1,216,121	$519,870
Ratio of expenses to average net assets before expense waiver and reimbursement	0.78%	0.83%	0.79%	0.84%	0.76%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.78%	0.82%	0.79%	0.80%	0.74%
Ratio of net investment income to average net assets	1.07%	1.53%	2.08%	1.36%	1.27%
Portfolio turnover rate	119%	118%	204%	179%	164%

138	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/10	9/30/09		9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$5.69	$6.22		$11.29	$10.63	$10.00

Gain from investment operations:
Net investment income (a)	0.06	0.07		0.17	0.22	0.05
Net realized and unrealized gain (loss) on total investments	0.63	(0.35)		(3.35)	2.59	0.58

Total gain (loss) from investment operations	0.69	(0.28)		(3.18)	2.81	0.63

Less distributions from:
Net investment income	(0.11)	(0.23)		(0.15)	(0.21)	—
Net realized gains	—	(0.02)		(1.74)	(1.94)	—

Total distributions	(0.11)	(0.25)		(1.89)	(2.15)	—

Net asset value, end of period	$6.27	$5.69		$6.22	$11.29	$10.63

TOTAL RETURN	12.28%	(3.29)%		(33.62)%	30.34%	6.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$301,044	$284,678		$316,827	$526,418	$13,943
Ratio of expenses to average net assets before expense waiver and reimbursement	0.72%	1.02%		0.89%	0.95%	1.36	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72%	0.79%		0.69%	0.75%	0.80	%(c)
Ratio of net investment income to average net assets	1.12%	1.56%		1.95%	2.02%	0.94	%(c)
Portfolio turnover rate	119%	118%		204%	179%	164%

	Premier Class

	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.06	$8.06

Gain from investment operations:
Net investment income (a)	0.13	0.00	(e)
Net realized and unrealized gain on total investments	0.85	—

Total gain from investment operations	0.98	0.00	(e)

Less distributions from:
Net investment income	(0.11)	—
Net realized gains	—	—

Total distributions	(0.11)	—

Net asset value, end of period	$8.93	$8.06

TOTAL RETURN	12.32%	0.00%	(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$90,273	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.68%	221.11	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.68%	0.75	%(c)
Ratio of net investment income to average net assets	1.55%	0.00	%(c)
Portfolio turnover rate	119%	118%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	139

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.51	$8.96	$12.04	$9.68	$10.00

Gain from investment operations:
Net investment income (a)	0.04	0.06	0.08	0.10	0.05
Net realized and unrealized gain (loss) on total investments	0.88	(0.44)	(2.47)	2.31	(0.37)

Total gain (loss) from investment operations	0.92	(0.38)	(2.39)	2.41	(0.32)

Less distributions from:
Net investment income	(0.05)	(0.07)	(0.08)	(0.05)	—
Net realized gains	—	—	(0.57)	—	—
Return of Capital	—	—	(0.04)	—	—

Total distributions	(0.05)	(0.07)	(0.69)	(0.05)	—

Net asset value, end of period	$9.38	$8.51	$8.96	$12.04	$9.68

TOTAL RETURN	10.82%	(3.97)%	(21.14)%	24.97%	(3.20	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$497,251	$333,710	$127,255	$169,352	$12,465
Ratio of expenses to average net assets before expense waiver and reimbursement	0.50%	0.53%	0.54%	0.65%	1.97	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50%	0.50%	0.31%	0.13%	0.13	%(c)
Ratio of net investment income to average net assets	0.45%	0.76%	0.77%	0.95%	0.97	%(c)
Portfolio turnover rate	214%	269%	192%	189%	81	%(b)

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.48	$8.90	$12.00	$9.67	$10.00

Gain from investment operations:
Net investment income (a)	0.02	0.04	0.05	0.18	0.03
Net realized and unrealized gain (loss) on total investments	0.88	(0.42)	(2.47)	2.19	(0.36)

Total gain (loss) from investment operations	0.90	(0.38)	(2.42)	2.37	(0.33)

Less distributions from:
Net investment income	(0.03)	(0.04)	(0.07)	(0.04)	—
Net realized gains	—	—	(0.57)	—	—
Return of Capital	—	—	(0.04)	—	—

Total distributions	(0.03)	(0.04)	(0.68)	(0.04)	—

Net asset value, end of period	$9.35	$8.48	$8.90	$12.00	$9.67

TOTAL RETURN	10.65%	(4.17)%	(21.45)%	24.67%	(3.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$38,261	$39,754	$31,406	$28,308	$2,145
Ratio of expenses to average net assets before expense waiver and reimbursement	0.75%	0.77%	0.78%	0.94%	6.76	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.75%	0.72%	0.57%	0.38%	0.38	%(c)
Ratio of net investment income to average net assets	0.20%	0.55%	0.50%	1.67%	0.69	%(c)
Portfolio turnover rate	214%	269%	192%	189%	81	%(b)

140	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.49	$8.93	$12.02	$9.67	$10.00

Gain from investment operations:
Net investment income (a)	0.02	0.04	0.06	0.09	0.03
Net realized and unrealized gain (loss) on total investments	0.89	(0.43)	(2.48)	2.31	(0.36)

Total gain (loss) from investment operations	0.91	(0.39)	(2.42)	2.40	(0.33)

Less distributions from:
Net investment income	(0.03)	(0.05)	(0.06)	(0.05)	—
Net realized gains	—	—	(0.57)	—	—
Return of Capital	—	—	(0.04)	—	—

Total distributions	(0.03)	(0.05)	(0.67)	(0.05)	—

Net asset value, end of period	$9.37	$8.49	$8.93	$12.02	$9.67

TOTAL RETURN	10.78%	(4.21)%	(21.40)%	24.89%	(3.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$340,417	$325,741	$344,298	$439,678	$2,196
Ratio of expenses to average net assets before expense waiver and reimbursement	0.67%	1.05%	1.01%	1.22%	5.35	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.67%	0.67%	0.52%	0.21%	0.43	%(c)
Ratio of net investment income to average net assets	0.28%	0.63%	0.55%	0.82%	0.61	%(c)
Portfolio turnover rate	214%	269%	192%	189%	81	%(b)

	Premier Class

	9/30/10	9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.51	$8.51

Gain from investment operations:
Net investment income (a)	0.02	0.00	(e)
Net realized and unrealized gain on total investments	0.90	—

Total gain from investment operations	0.92	0.00	(e)

Less distributions from:
Net investment income	(0.05)	—
Net realized gains	—	—

Total distributions	(0.05)	—

Net asset value, end of period	$9.38	$8.51

TOTAL RETURN	10.78%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$4,650	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.66%	221.05	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.66%	0.67	%(c)
Ratio of net investment income to average net assets	0.26%	0.00	%(c)
Portfolio turnover rate	214%	269%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	141

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.14	$11.56	$17.02	$15.73	$14.41

Gain from investment operations:
Net investment income (a)	0.18	0.19	0.28	0.30	0.27
Net realized and unrealized gain (loss) on total investments	0.66	(0.35)	(4.58)	2.10	1.75

Total gain (loss) from investment operations	0.84	(0.16)	(4.30)	2.40	2.02

Less distributions from:
Net investment income	(0.15)	(0.26)	(0.25)	(0.26)	(0.22)
Net realized gains	—	—	(0.91)	(0.85)	(0.48)

Total distributions	(0.15)	(0.26)	(1.16)	(1.11)	(0.70)

Net asset value, end of period	$11.83	$11.14	$11.56	$17.02	$15.73

TOTAL RETURN	7.59%	(0.66)%	(26.78)%	15.71%	14.47%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$580,659	$372,327	$401,478	$487,144	$215,614
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49%	0.53%	0.49%	0.52%	0.38%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49%	0.52%	0.49%	0.50%	0.38%
Ratio of net investment income to average net assets	1.53%	2.17%	2.03%	1.78%	1.84%
Portfolio turnover rate	73%	139%	151%	136%	115%

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.10	$11.51	$16.96	$15.68	$14.43

Gain from investment operations:
Net investment income (a)	0.14	0.17	0.25	0.26	0.23
Net realized and unrealized gain (loss) on total investments	0.66	(0.35)	(4.57)	2.10	1.75

Total gain (loss) from investment operations	0.80	(0.18)	(4.32)	2.36	1.98

Less distributions from:
Net investment income	(0.12)	(0.23)	(0.22)	(0.23)	(0.25)
Net realized gains	—	—	(0.91)	(0.85)	(0.48)

Total distributions	(0.12)	(0.23)	(1.13)	(1.08)	(0.73)

Net asset value, end of period	$11.78	$11.10	$11.51	$16.96	$15.68

TOTAL RETURN	7.33%	(0.88)%	(26.99)%	15.51%	14.21%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$818,179	$630,788	$500,288	$500,511	$257,287
Ratio of expenses to average net assets before expense waiver and reimbursement	0.74%	0.77%	0.74%	0.75%	0.68%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.74%	0.76%	0.74%	0.73%	0.67%
Ratio of net investment income to average net assets	1.27%	1.86%	1.78%	1.55%	1.54%
Portfolio turnover rate	73%	139%	151%	136%	115%

142	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.84	$11.26	$16.60	$15.36	$14.17

Gain from investment operations:
Net investment income (a)	0.14	0.17	0.25	0.28	0.25
Net realized and unrealized gain (loss) on total investments	0.64	(0.34)	(4.45)	2.06	1.71

Total gain (loss) from investment operations	0.78	(0.17)	(4.20)	2.34	1.96

Less distributions from:
Net investment income	(0.13)	(0.25)	(0.23)	(0.25)	(0.29)
Net realized gains	—	—	(0.91)	(0.85)	(0.48)

Total distributions	(0.13)	(0.25)	(1.14)	(1.10)	(0.77)

Net asset value, end of period	$11.49	$10.84	$11.26	$16.60	$15.36

TOTAL RETURN	7.28%	(0.82)%	(26.87)%	15.70%	14.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$79,558	$74,703	$74,487	$115,149	$198,739
Ratio of expenses to average net assets before expense waiver and reimbursement	0.70%	0.92%	0.77%	0.71%	0.53%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.70%	0.71%	0.64%	0.55%	0.53%
Ratio of net investment income to average net assets	1.30%	1.96%	1.85%	1.72%	1.69%
Portfolio turnover rate	73%	139%	151%	136%	115%

	Premier Class

	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.14	$11.14

Gain from investment operations:
Net investment income (a)	0.16	0.00	(d)
Net realized and unrealized gain on total investments	0.66	—

Total gain from investment operations	0.82	0.00	(d)

Less distributions from:
Net investment income	(0.14)	—
Net realized gains	—	—

Total distributions	(0.14)	—

Net asset value, end of period	$11.82	$11.14

TOTAL RETURN	7.46%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$114,733	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64%	221.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64%	0.67	%(c)
Ratio of net investment income to average net assets	1.39%	0.00	%(c)
Portfolio turnover rate	73%	139%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	143

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.90	$14.30	$20.33	$17.01	$17.01

Gain from investment operations:
Net investment income (a)	0.03	0.04	0.06	0.03	0.06
Net realized and unrealized gain (loss) on total investments	2.95	(0.41)	(4.65)	4.20	0.41

Total gain (loss) from investment operations	2.98	(0.37)	(4.59)	4.23	0.47

Less distributions from:
Net investment income	(0.03)	(0.03)	(0.04)	(0.05)	(0.02)
Net realized gains	—	—	(1.40)	(0.86)	(0.45)

Total distributions	(0.03)	(0.03)	(1.44)	(0.91)	(0.47)

Net asset value, end of period	$16.85	$13.90	$14.30	$20.33	$17.01

TOTAL RETURN	21.48%	(2.49)%	(24.33)%	25.76%	2.72%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$151,222	$92,912	$53,843	$51,145	$34,088
Ratio of expenses to average net assets before expense waiver and reimbursement	0.52%	0.53%	0.55%	0.59%	0.50%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52%	0.52%	0.55%	0.55%	0.43%
Ratio of net investment income to average net assets	0.18%	0.35%	0.31%	0.18%	0.36%
Portfolio turnover rate	77%	80%	111%	127%	147%

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.74	$14.12	$20.12	$16.84	$16.88

Gain from investment operations:
Net investment income (a)	(0.01)	0.01	0.01	0.00(d )	0.02
Net realized and unrealized gain (loss) on total investments	2.92	(0.39)	(4.60)	4.16	0.39

Total gain (loss) from investment operations	2.91	(0.38)	(4.59)	4.16	0.41

Less distributions from:
Net investment income	(0.01)	—	(0.01)	(0.02)	—
Net realized gains	—	—	(1.40)	(0.86)	(0.45)

Total distributions	(0.01)	—	(1.41)	(0.88)	(0.45)

Net asset value, end of period	$16.64	$13.74	$14.12	$20.12	$16.84

TOTAL RETURN	21.16%	(2.69)%	(24.56)%	25.54%	2.42%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$619,355	$525,148	$348,993	$313,908	$164,771
Ratio of expenses to average net assets before expense waiver and reimbursement	0.77%	0.78%	0.80%	0.84%	0.72%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.77%	0.76%	0.80%	0.78%	0.69%
Ratio of net investment income to average net assets	(0.08)%	0.10%	0.06%	(0.05)%	0.13%
Portfolio turnover rate	77%	80%	111%	127%	147%

144	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.76	$14.15	$20.14	$16.85	$16.89

Gain from investment operations:
Net investment income (a)	(0.01)	0.02	0.03	0.00 (d)	0.02
Net realized and unrealized gain (loss) on total investments	2.92	(0.40)	(4.61)	4.17	0.40

Total gain (loss) from investment operations	2.91	(0.38)	(4.58)	4.17	0.42

Less distributions from:
Net investment income	(0.01)	(0.01)	(0.01)	(0.02)	(0.01)
Net realized gains	—	—	(1.40)	(0.86)	(0.45)

Total distributions	(0.01)	(0.01)	(1.41)	(0.88)	(0.46)

Net asset value, end of period	$16.66	$13.76	$14.15	$20.14	$16.85

TOTAL RETURN	21.15%	(2.69)%	(24.46)%	25.66%	2.37%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$88,419	$68,849	$62,390	$84,847	$68,416
Ratio of expenses to average net assets before expense waiver and reimbursement	0.75%	0.97%	0.87%	0.90%	0.68%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.75%	0.73%	0.69%	0.70%	0.68%
Ratio of net investment income to average net assets	(0.05)%	0.15%	0.17%	0.03%	0.13%
Portfolio turnover rate	77%	80%	111%	127%	147%

	Premier Class

	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.90	$13.90

Gain from investment operations:
Net investment income (a)	0.00 (d)	0.00	(d)
Net realized and unrealized gain on total investments	2.96	—

Total gain from investment operations	2.96	0.00	(d)

Less distributions from:
Net investment income	(0.03)	—
Net realized gains	—	—

Total distributions	(0.03)	—

Net asset value, end of period	$16.83	$13.90

TOTAL RETURN	21.29%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$85,529	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.67%	221.08	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.67%	0.70	%(c)
Ratio of net investment income to average net assets	0.00%	0.00	%(c)
Portfolio turnover rate	77%	80%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	145

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.89	$14.78	$20.34	$18.59	$17.57

Gain from investment operations:
Net investment income (a)	0.24	0.24	0.30	0.35	0.26
Net realized and unrealized gain (loss) on total investments	1.49	(0.88)	(4.54)	3.33	1.87

Total gain (loss) from investment operations	1.73	(0.64)	(4.24)	3.68	2.13

Less distributions from:
Net investment income	(0.20)	(0.22)	(0.26)	(0.31)	(0.23)
Net realized gains	—	(0.03)	(1.06)	(1.62)	(0.88)

Total distributions	(0.20)	(0.25)	(1.32)	(1.93)	(1.11)

Net asset value, end of period	$15.42	$13.89	$14.78	$20.34	$18.59

TOTAL RETURN	12.58%	(3.74)%	(22.03)%	21.03%	12.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$395,329	$201,400	$127,218	$58,763	$38,173
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49%	0.54%	0.51%	0.53%	0.47%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49%	0.54%	0.51%	0.53%	0.43%
Ratio of net investment income to average net assets	1.65%	2.18%	1.74%	1.76%	1.46%
Portfolio turnover rate	51%	57%	41%	90%	131%

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.81	$14.69	$20.23	$18.51	$17.52

Gain from investment operations:
Net investment income (a)	0.20	0.21	0.26	0.29	0.21
Net realized and unrealized gain (loss) on total investments	1.49	(0.87)	(4.53)	3.32	1.87

Total gain (loss) from investment operations	1.69	(0.66)	(4.27)	3.61	2.08

Less distributions from:
Net investment income	(0.17)	(0.19)	(0.21)	(0.27)	(0.21)
Net realized gains	—	(0.03)	(1.06)	(1.62)	(0.88)

Total distributions	(0.17)	(0.22)	(1.27)	(1.89)	(1.09)

Net asset value, end of period	$15.33	$13.81	$14.69	$20.23	$18.51

TOTAL RETURN	12.38%	(3.98)%	(22.25)%	20.70%	12.42%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,344,289	$1,052,151	$683,125	$600,104	$318,024
Ratio of expenses to average net assets before expense waiver and reimbursement	0.74%	0.79%	0.76%	0.78%	0.69%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.74%	0.79%	0.76%	0.78%	0.68%
Ratio of net investment income to average net assets	1.39%	1.93%	1.52%	1.47%	1.20%
Portfolio turnover rate	51%	57%	41%	90%	131%

146	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.66	$14.55	$20.04	$18.34	$17.36

Gain from investment operations:
Net investment income (a)	0.20	0.22	0.29	0.32	0.22
Net realized and unrealized gain (loss) on total investments	1.47	(0.87)	(4.49)	3.29	1.85

Total gain (loss) from investment operations	1.67	(0.65)	(4.20)	3.61	2.07

Less distributions from:
Net investment income	(0.18)	(0.21)	(0.23)	(0.29)	(0.22)
Net realized gains	—	(0.03)	(1.06)	(1.62)	(0.87)

Total distributions	(0.18)	(0.24)	(1.29)	(1.91)	(1.09)

Net asset value, end of period	$15.15	$13.66	$14.55	$20.04	$18.34

TOTAL RETURN	12.35%	(3.94)%	(22.09)%	20.87%	12.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$167,576	$140,846	$152,818	$198,698	$125,871
Ratio of expenses to average net assets before expense waiver and reimbursement	0.69%	0.92%	0.79%	0.79%	0.63%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.69%	0.74%	0.62%	0.63%	0.63%
Ratio of net investment income to average net assets	1.43%	2.03%	1.69%	1.65%	1.25%
Portfolio turnover rate	51%	57%	41%	90%	131%

	Premier Class

	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.89	$13.89

Gain from investment operations:
Net investment income (a)	0.22	0.00	(d)
Net realized and unrealized gain on total investments	1.48	—

Total gain from investment operations	1.70	0.00	(d)

Less distributions from:
Net investment income	(0.19)	—
Net realized gains	—	—

Total distributions	(0.19)	—

Net asset value, end of period	$15.40	$13.89

TOTAL RETURN	12.39%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$170,223	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64%	221.06	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64%	0.70	%(c)
Ratio of net investment income to average net assets	1.50%	0.00	%(c)
Portfolio turnover rate	51%	57%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	147

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.02	$12.12	$15.43	$15.91	$15.84

Gain from investment operations:
Net investment income (a)	0.09	0.09	0.12	0.19	0.10
Net realized and unrealized gain (loss) on total investments	1.55	(1.13)	(2.36)	0.99	1.41

Total gain (loss) from investment operations	1.64	(1.04)	(2.24)	1.18	1.51

Less distributions from:
Net investment income	(0.08)	(0.06)	(0.15)	(0.11)	(0.11)
Net realized gains	—	—	(0.92)	(1.55)	(1.33)

Total distributions	(0.08)	(0.06)	(1.07)	(1.66)	(1.44)

Net asset value, end of period	$12.58	$11.02	$12.12	$15.43	$15.91

TOTAL RETURN	14.94%	(8.34)%	(15.23)%	7.43%	10.15%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$365,132	$253,985	$190,667	$181,032	$115,273
Ratio of expenses to average net assets before expense waiver and reimbursement	0.52%	0.57%	0.53%	0.57%	0.43%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.51%	0.53%	0.53%	0.55%	0.41%
Ratio of net investment income to average net assets	0.75%	1.01%	0.91%	1.16%	0.66%
Portfolio turnover rate	87%	91%	114%	127%	264%

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.88	$11.95	$15.23	$15.73	$15.71

Gain from investment operations:
Net investment income (a)	0.06	0.07	0.09	0.15	0.06
Net realized and unrealized gain (loss) on total investments	1.52	(1.11)	(2.34)	0.98	1.40

Total gain (loss) from investment operations	1.58	(1.04)	(2.25)	1.13	1.46

Less distributions from:
Net investment income	(0.05)	(0.03)	(0.11)	(0.08)	(0.11)
Net realized gains	—	—	(0.92)	(1.55)	(1.33)

Total distributions	(0.05)	(0.03)	(1.03)	(1.63)	(1.44)

Net asset value, end of period	$12.41	$10.88	$11.95	$15.23	$15.73

TOTAL RETURN	14.64%	(8.57)%	(15.39)%	7.15%	9.90%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$490,390	$351,575	$285,643	$267,273	$216,828
Ratio of expenses to average net assets before expense waiver and reimbursement	0.77%	0.82%	0.78%	0.81%	0.72%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.76%	0.78%	0.78%	0.78%	0.69%
Ratio of net investment income to average net assets	0.50%	0.76%	0.66%	0.92%	0.39%
Portfolio turnover rate	87%	91%	114%	127%	264%

148	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/10	9/30/09		9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.83	$11.91		$15.18	$15.66	$15.65

Gain from investment operations:
Net investment income (a)	0.06	0.08		0.09	0.15	0.07
Net realized and unrealized gain (loss) on total investments	1.52	(1.12)		(2.33)	1.01	1.39

Total gain (loss) from investment operations	1.58	(1.04)		(2.24)	1.16	1.46

Less distributions from:
Net investment income	(0.06)	(0.04)		(0.11)	(0.09)	(0.12)
Net realized gains	—	—		(0.92)	(1.55)	(1.33)

Total distributions	(0.06)	(0.04)		(1.03)	(1.64)	(1.45)

Net asset value, end of period	$12.35	$10.83		$11.91	$15.18	$15.66

TOTAL RETURN	14.66%	(8.59)%		(15.37)%	7.39%	9.97%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$56,094	$47,020		$50,731	$68,843	$85,719
Ratio of expenses to average net assets before expense waiver and reimbursement	0.76%	1.04%		0.87%	0.86%	0.61%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.74%	0.71%		0.72%	0.69%	0.61%
Ratio of net investment income to average net assets	0.51%	0.86%		0.71%	0.95%	0.48%
Portfolio turnover rate	87%	91%		114%	127%	264%

	Premier Class

	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.02	$11.02

Gain from investment operations:
Net investment income (a)	0.06	0.00	(d)
Net realized and unrealized gain on total investments	1.56	—

Total gain from investment operations	1.62	0.00	(d)

Less distributions from:
Net investment income	(0.07)	—
Net realized gains	—	—

Total distributions	(0.07)	—

Net asset value, end of period	$12.57	$11.02

TOTAL RETURN	14.81%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$46,963	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.68%	221.09	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.66%	0.70	%(c)
Ratio of net investment income to average net assets	0.50%	0.00	%(c)
Portfolio turnover rate	87%	91%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	149

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.35	$10.72	$13.78	$11.84	$11.33

Gain from investment operations:
Net investment income (a)	0.17	0.15	0.16	0.14	0.13
Net realized and unrealized gain (loss) on total investments	1.11	(0.38)	(3.00)	2.09	0.54

Total gain (loss) from investment operations	1.28	(0.23)	(2.84)	2.23	0.67

Less distributions from:
Net investment income	(0.14)	(0.14)	(0.14)	(0.28)	(0.09)
Net realized gains	—	0.00 (d)	(0.08)	(0.01)	(0.07)

Total distributions	(0.14)	(0.14)	(0.22)	(0.29)	(0.16)

Net asset value, end of period	$11.49	$10.35	$10.72	$13.78	$11.84

TOTAL RETURN	12.49%	(1.76)%	(20.96)%	19.15%	5.94%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$422,219	$307,978	$263,714	$272,610	$552,918
Ratio of expenses to average net assets before expense waiver and reimbursement	0.09%	0.14%	0.10%	0.12%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09%	0.07%	0.10%	0.08%	0.08%
Ratio of net investment income to average net assets	1.55%	1.78%	1.23%	1.10%	1.14%
Portfolio turnover rate	34%	28%	28%	53%	40%

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.41	$10.78	$13.86	$11.91	$11.47

Gain from investment operations:
Net investment income (a)	0.15	0.13	0.12	0.12	0.10
Net realized and unrealized gain (loss) on total investments	1.12	(0.39)	(3.01)	2.10	0.53

Total gain (loss) from investment operations	1.27	(0.26)	(2.89)	2.22	0.63

Less distributions from:
Net investment income	(0.13)	(0.11)	(0.11)	(0.26)	(0.12)
Net realized gains	—	0.00 (d)	(0.08)	(0.01)	(0.07)

Total distributions	(0.13)	(0.11)	(0.19)	(0.27)	(0.19)

Net asset value, end of period	$11.55	$10.41	$10.78	$13.86	$11.91

TOTAL RETURN	12.22%	(2.06)%	(21.13)%	18.91%	5.53%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$162,611	$149,803	$98,784	$87,924	$42,719
Ratio of expenses to average net assets before expense waiver and reimbursement	0.34%	0.39%	0.35%	0.38%	0.43%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34%	0.33%	0.35%	0.33%	0.36%
Ratio of net investment income to average net assets	1.30%	1.52%	0.98%	0.93%	0.86%
Portfolio turnover rate	34%	28%	28%	53%	40%

(a)	Based on average shares outstanding.

(d)	Amount represents less than $0.01 per share.

150	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.49	$12.17	$16.89	$15.93	$14.50

Gain from investment operations:
Net investment income (a)	0.25	0.27	0.40	0.41	0.36
Net realized and unrealized gain (loss) on total investments	0.66	(1.62)	(4.22)	1.80	1.68

Total gain (loss) from investment operations	0.91	(1.35)	(3.82)	2.21	2.04

Less distributions from:
Net investment income	(0.22)	(0.32)	(0.38)	(0.59)	(0.29)
Net realized gains	—	(0.01)	(0.52)	(0.66)	(0.32)

Total distributions	(0.22)	(0.33)	(0.90)	(1.25)	(0.61)

Net asset value, end of period	$11.18	$10.49	$12.17	$16.89	$15.93

TOTAL RETURN	8.82%	(10.56)%	(23.58)%	14.36%	14.54%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$462,184	$338,574	$319,533	$363,498	$518,223
Ratio of expenses to average net assets before expense waiver and reimbursement	0.09%	0.13%	0.09%	0.11%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09%	0.08%	0.09%	0.08%	0.08%
Ratio of net investment income to average net assets	2.29%	3.02%	2.83%	2.48%	2.45%
Portfolio turnover rate	36%	31%	33%	60%	49%

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.61	$12.30	$17.06	$16.09	$14.52

Gain from investment operations:
Net investment income (a)	0.22	0.24	0.37	0.38	0.32
Net realized and unrealized gain (loss) on total investments	0.67	(1.62)	(4.26)	1.82	1.68

Total gain (loss) from investment operations	0.89	(1.38)	(3.89)	2.20	2.00

Less distributions from:
Net investment income	(0.20)	(0.30)	(0.35)	(0.57)	(0.11)
Net realized gains	—	(0.01)	(0.52)	(0.66)	(0.32)

Total distributions	(0.20)	(0.31)	(0.87)	(1.23)	(0.43)

Net asset value, end of period	$11.30	$10.61	$12.30	$17.06	$16.09

TOTAL RETURN	8.52%	(10.77)%	(23.77)%	14.17%	14.14%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$176,489	$169,714	$115,840	$101,949	$37,069
Ratio of expenses to average net assets before expense waiver and reimbursement	0.34%	0.38%	0.34%	0.32%	0.51%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34%	0.33%	0.34%	0.30%	0.35%
Ratio of net investment income to average net assets	2.03%	2.68%	2.58%	2.26%	2.10%
Portfolio turnover rate	36%	31%	33%	60%	49%

(a)	Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	151

FINANCIAL HIGHLIGHTS	continued

EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08		9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.97	$8.70	$11.46		$10.09	$9.97

Gain from investment operations:
Net investment income (a)	0.16	0.15	0.20		0.20	0.17
Net realized and unrealized gain (loss) on total investments	0.70	(0.73)	(2.59)		1.44	0.78

Total gain (loss) from investment operations	0.86	(0.58)	(2.39)		1.64	0.95

Less distributions from:
Net investment income	(0.13)	(0.15)	(0.18)		(0.17)	(0.17)
Net realized gains	—	—	(0.19)		(0.10)	(0.66)

Total distributions	(0.13)	(0.15)	(0.37)		(0.27)	(0.83)

Net asset value, end of period	$8.70	$7.97	$8.70		$11.46	$10.09

TOTAL RETURN	10.90%	(6.26)%	(21.43)%		16.49%	10.08%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,361,428	$884,250	$697,104		$844,429	$633,027
Ratio of expenses to average net assets before expense waiver and reimbursement	0.08%	0.12%	0.07%		0.09%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08%	0.09%	0.07%		0.08%	0.08%
Ratio of net investment income to average net assets	1.87%	2.28%	2.02%		1.79%	1.74%
Portfolio turnover rate	9%	11%	9%		16%	32%

	Retirement Class

	9/30/10	9/30/09	9/30/08		9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.06	$8.81	$11.62		$10.24	$10.00

Gain from investment operations:
Net investment income (a)	0.14	0.12	0.18		0.17	0.07
Net realized and unrealized gain (loss) on total investments	0.71	(0.74)	(2.64)		1.48	0.17

Total gain (loss) from investment operations	0.85	(0.62)	(2.46)		1.65	0.24

Less distributions from:
Net investment income	(0.12)	(0.13)	(0.16)		(0.17)	—
Net realized gains	—	—	(0.19)		(0.10)	—

Total distributions	(0.12)	(0.13)	(0.35)		(0.27)	—

Net asset value, end of period	$8.79	$8.06	$8.81		$11.62	$10.24

TOTAL RETURN	10.63%	(6.60)%	(21.71	) %	16.29%	2.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$251,201	$279,063	$13,487		$9,479	$1,909
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33%	0.37%	0.33%		0.36%	4.07	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33%	0.33%	0.33%		0.33%	0.34	%(c)
Ratio of net investment income to average net assets	1.62%	1.66%	1.77%		1.54%	1.39	%(c)
Portfolio turnover rate	9%	11%	9%		16%	32%

152	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.09	$8.83	$11.63	$10.25	$10.00

Gain from investment operations:
Net investment income (a)	0.14	0.14	0.19	0.18	0.08
Net realized and unrealized gain (loss) on total investments	0.72	(0.74)	(2.63)	1.47	0.17

Total gain (loss) from investment operations	0.86	(0.60)	(2.44)	1.65	0.25

Less distributions from:
Net investment income	(0.12)	(0.14)	(0.17)	(0.17)	—
Net realized gains	—	—	(0.19)	(0.10)	—

Total distributions	(0.12)	(0.14)	(0.36)	(0.27)	—

Net asset value, end of period	$8.83	$8.09	$8.83	$11.63	$10.25

TOTAL RETURN	10.71%	(6.46)%	(21.53)%	16.30%	2.50	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$336,495	$312,098	$335,624	$440,181	$7,115
Ratio of expenses to average net assets before expense waiver and reimbursement	0.26%	0.49%	0.39%	0.43%	1.49	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.26%	0.27%	0.19%	0.22%	0.24	%(c)
Ratio of net investment income to average net assets	1.69%	2.13%	1.89%	1.62%	1.53	%(c)
Portfolio turnover rate	9%	11%	9%	16%	32%

	Premier Class

	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.97	$7.97

Gain from investment operations:
Net investment income (a)	0.16	0.00	(e)
Net realized and unrealized gain on total investments	0.69	—

Total gain from investment operations	0.85	0.00	(e)

Less distributions from:
Net investment income	(0.13)	—
Net realized gains	—	—

Total distributions	(0.13)	—

Net asset value, end of period	$8.69	$7.97

TOTAL RETURN	10.73%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$4,812	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.24%	220.64	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.24%	0.24	%(c)
Ratio of net investment income to average net assets	1.86%	0.00	%(c)
Portfolio turnover rate	9%	11%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	153

FINANCIAL HIGHLIGHTS	continued

S&P 500 INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.06	$13.34	$17.54	$15.36	$14.08

Gain from investment operations:
Net investment income (a)	0.25	0.26	0.33	0.31	0.27
Net realized and unrealized gain (loss) on total investments	0.95	(1.25)	(4.09)	2.17	1.22

Total gain (loss) from investment operations	1.20	(0.99)	(3.76)	2.48	1.49

Less distributions from:
Net investment income	(0.24)	(0.29)	(0.31)	(0.27)	(0.18)
Net realized gains	—	0.00(d )	(0.13)	(0.03)	(0.03)

Total distributions	(0.24)	(0.29)	(0.44)	(0.30)	(0.21)

Net asset value, end of period	$13.02	$12.06	$13.34	$17.54	$15.36

TOTAL RETURN	10.07%	(6.88)%	(21.93)%	16.35%	10.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$740,600	$830,097	$851,272	$942,556	$783,876
Ratio of expenses to average net assets before expense waiver and reimbursement	0.08%	0.11%	0.06%	0.07%	0.07%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.08%	0.09%	0.06%	0.07%	0.07%
Ratio of net investment income to average net assets	1.99%	2.50%	2.12%	1.88%	1.86%
Portfolio turnover rate	12%	5%	14%	18%	25%

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.00	$13.27	$17.45	$15.29	$14.08

Gain from investment operations:
Net investment income (a)	0.22	0.23	0.29	0.27	0.23
Net realized and unrealized gain (loss) on total investments	0.95	(1.23)	(4.07)	2.16	1.22

Total gain (loss) from investment operations	1.17	(1.00)	(3.78)	2.43	1.45

Less distributions from:
Net investment income	(0.22)	(0.27)	(0.27)	(0.24)	(0.21)
Net realized gains	—	0.00(d )	(0.13)	(0.03)	(0.03)

Total distributions	(0.22)	(0.27)	(0.40)	(0.27)	(0.24)

Net asset value, end of period	$12.95	$12.00	$13.27	$17.45	$15.29

TOTAL RETURN	9.82%	(7.11)%	(22.11)%	16.05%	10.39%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$339,172	$303,619	$223,973	$231,854	$149,408
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33%	0.36%	0.31%	0.32%	0.37%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33%	0.34%	0.31%	0.32%	0.37%
Ratio of net investment income to average net assets	1.74%	2.22%	1.87%	1.63%	1.56%
Portfolio turnover rate	12%	5%	14%	18%	25%

(a)	Based on average shares outstanding.

(d)	Amount represents less than $0.01 per share.

154	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP BLEND INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.69	$12.91	$15.94	$15.54	$15.68

Gain from investment operations:
Net investment income (a)	0.14	0.13	0.22	0.23	0.17
Net realized and unrealized gain (loss) on total investments	1.26	(1.61)	(2.39)	1.63	1.26

Total gain (loss) from investment operations	1.40	(1.48)	(2.17)	1.86	1.43

Less distributions from:
Net investment income	(0.09)	(0.17)	(0.21)	(0.20)	(0.14)
Net realized gains	—	(0.57)	(0.65)	(1.26)	(1.43)

Total distributions	(0.09)	(0.74)	(0.86)	(1.46)	(1.57)

Net asset value, end of period	$12.00	$10.69	$12.91	$15.94	$15.54

TOTAL RETURN	13.25%	(9.81)%	(14.07)%	12.32%	9.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$316,168	$301,142	$147,458	$179,670	$181,852
Ratio of expenses to average net assets before expense waiver and reimbursement	0.10%	0.17%	0.16%	0.22%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.09%	0.08%	0.10%	0.08%	0.08%
Ratio of net investment income to average net assets	1.22%	1.42%	1.62%	1.41%	1.10%
Portfolio turnover rate	21%	36%	36%	69%	71%

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.71	$12.93	$15.98	$15.58	$15.65

Gain from investment operations:
Net investment income (a)	0.11	0.10	0.18	0.20	0.13
Net realized and unrealized gain (loss) on total investments	1.28	(1.61)	(2.40)	1.64	1.27

Total gain (loss) from investment operations	1.39	(1.51)	(2.22)	1.84	1.40

Less distributions from:
Net investment income	(0.08)	(0.14)	(0.18)	(0.18)	(0.04)
Net realized gains	—	(0.57)	(0.65)	(1.26)	(1.43)

Total distributions	(0.08)	(0.71)	(0.83)	(1.44)	(1.47)

Net asset value, end of period	$12.02	$10.71	$12.93	$15.98	$15.58

TOTAL RETURN	13.07%	(10.06)%	(14.34)%	12.15%	9.51%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$386,480	$303,721	$69,134	$54,334	$28,500
Ratio of expenses to average net assets before expense waiver and reimbursement	0.35%	0.42%	0.41%	0.48%	0.58%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34%	0.33%	0.35%	0.33%	0.34%
Ratio of net investment income to average net assets	0.97%	1.06%	1.53%	1.23%	0.88%
Portfolio turnover rate	21%	36%	36%	69%	71%

(a)    Based on average shares outstanding.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	155

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.67	$16.09	$23.51	$19.33	$16.64

Gain from investment operations:
Net investment income (a)	0.44	0.42	0.72	0.55	0.47
Net realized and unrealized gain (loss) on total investments	0.05	(0.31)	(7.40)	4.20	2.64

Total gain (loss) from investment operations	0.49	0.11	(6.68)	4.75	3.11

Less distributions from:
Net investment income	(0.34)	(0.53)	(0.52)	(0.42)	(0.27)
Net realized gains	—	—	(0.23)	(0.15)	(0.15)

Total distributions	(0.34)	(0.53)	(0.75)	(0.57)	(0.42)

Redemption Fees	—	—	0.01	—	—

Net asset value, end of period	$15.82	$15.67	$16.09	$23.51	$19.33

TOTAL RETURN	3.14%	1.76%	(29.23)%	25.01%	19.02%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,001,071	$551,312	$411,451	$496,975	$359,561
Ratio of expenses to average net assets before expense waiver and reimbursement	0.10%	0.16%	0.11%	0.16%	0.17%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.10%	0.15%	0.11%	0.15%	0.15%
Ratio of net investment income to average net assets	2.88%	3.33%	3.51%	2.54%	2.58%
Portfolio turnover rate	11%	31%	45%	46%	43%

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.92	$16.32	$23.87	$19.64	$16.76

Gain from investment operations:
Net investment income (a)	0.39	0.40	0.70	0.56	0.48
Net realized and unrealized gain (loss) on total investments	0.06	(0.30)	(7.54)	4.22	2.63

Total gain (loss) from investment operations	0.45	0.10	(6.84)	4.78	3.11

Less distributions from:
Net investment income	(0.31)	(0.50)	(0.49)	(0.40)	(0.08)
Net realized gains	—	—	(0.23)	(0.15)	(0.15)

Total distributions	(0.31)	(0.50)	(0.72)	(0.55)	(0.23)

Redemption Fees	—	—	0.01	—	—

Net asset value, end of period	$16.06	$15.92	$16.32	$23.87	$19.64

TOTAL RETURN	2.85%	1.57%	(29.44)%	24.75%	18.72%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$801,279	$692,158	$414,882	$297,164	$82,537
Ratio of expenses to average net assets before expense waiver and reimbursement	0.35%	0.41%	0.35%	0.42%	0.47%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35%	0.40%	0.35%	0.34%	0.41%
Ratio of net investment income to average net assets	2.55%	3.08%	3.39%	2.51%	2.56%
Portfolio turnover rate	11%	31%	45%	46%	43%

156	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$15.67	$15.67

Gain from investment operations:
Net investment income (a)	0.48	0.00	(d)
Net realized and unrealized gain on total investments	(0.02)	—

Total gain from investment operations	0.46	0.00	(d)

Less distributions from:
Net investment income	(0.33)	—
Net realized gains	—	—

Total distributions	(0.33)	—

Net asset value, end of period	$15.80	$15.67

TOTAL RETURN	2.97%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$39,623	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.25%	220.65	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.25%	0.30	%(c)
Ratio of net investment income to average net assets	3.24%	0.00	%(c)
Portfolio turnover rate	11%	31%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	157

FINANCIAL HIGHLIGHTS	continued

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$6.71	$6.85	$10.00

Gain from investment operations:
Net investment income (a)	0.18	0.17	0.27
Net realized and unrealized gain (loss) on total investments	0.08	(0.20)	(3.41)

Total gain (loss) from investment operations	0.26	(0.03)	(3.14)

Less distributions from:
Net investment income	(0.15)	(0.11)	(0.01)
Net realized gains	—	—	—

Total distributions	(0.15)	(0.11)	(0.01)

Net asset value, end of period	$6.82	$6.71	$6.85

TOTAL RETURN	3.88%	0.05%	(31.42	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$518,371	$359,697	$166,418
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53%	0.63%	0.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53%	0.55%	0.55	%(c)
Ratio of net investment income to average net assets	2.74%	3.20%	3.85	%(c)
Portfolio turnover rate	146%	107%	88	%(b)

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.77	$7.99	$10.00

Gain from investment operations:
Net investment income (a)	0.10	0.09	0.07
Net realized and unrealized gain (loss) on total investments	0.85	(0.27)	(2.06)

Total gain (loss) from investment operations	0.95	(0.18)	(1.99)

Less distributions from:
Net investment income	(0.09)	(0.04)	(0.02)
Net realized gains	—	—	—

Total distributions	(0.09)	(0.04)	(0.02)

Net asset value, end of period	$8.63	$7.77	$7.99

TOTAL RETURN	12.22%	(2.04)%	(19.95	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$737,787	$495,248	$162,184
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40%	0.45%	0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.39%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	1.21%	1.39%	0.90	%(c)
Portfolio turnover rate	130%	141%	111	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

158	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.10	$8.03	$10.00

Gain from investment operations:
Net investment income (a)	0.14	0.15	0.19
Net realized and unrealized gain (loss) on total investments	0.36	(0.97)	(2.14)

Total gain (loss) from investment operations	0.50	(0.82)	(1.95)

Less distributions from:
Net investment income	(0.12)	(0.11)	(0.02)
Net realized gains	—	—	—

Total distributions	(0.12)	(0.11)	(0.02)

Net asset value, end of period	$7.48	$7.10	$8.03

TOTAL RETURN	7.12%	(10.01)%	(19.51	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$726,396	$498,134	$158,440
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40%	0.45%	0.58	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.39%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	1.87%	2.50%	2.64	%(c)
Portfolio turnover rate	54%	66%	70	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	159

FINANCIAL HIGHLIGHTS	continued

SOCIAL CHOICE EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.92	$9.72	$12.25	$10.97	$10.13

Gain from investment operations:
Net investment income (a)	0.18	0.16	0.20	0.20	0.18
Net realized and unrealized gain (loss) on total investments	0.86	(0.79)	(2.46)	1.38	0.80

Total gain (loss) from investment operations	1.04	(0.63)	(2.26)	1.58	0.98

Less distributions from:
Net investment income	(0.15)	(0.17)	(0.15)	(0.18)	(0.14)
Net realized gains	—	0.00 (e)	(0.12)	(0.12)	0.00 (e)

Total distributions	(0.15)	(0.17)	(0.27)	(0.30)	(0.14)

Net asset value, end of period	$9.81	$8.92	$9.72	$12.25	$10.97

TOTAL RETURN	11.74%	(5.98)%	(18.81)%	14.65%	9.77%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$255,997	$177,486	$165,991	$186,561	$129,712
Ratio of expenses to average net assets before expense waiver and reimbursement	0.20%	0.24%	0.21%	0.23%	0.19%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.20%	0.22%	0.21%	0.20%	0.17%
Ratio of net investment income to average net assets	1.86%	2.18%	1.82%	1.66%	1.69%
Portfolio turnover rate	16%	16%	15%	30%	18%

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.01	$9.81	$12.37	$11.08	$10.23

Gain from investment operations:
Net investment income (a)	0.15	0.14	0.17	0.17	0.15
Net realized and unrealized gain (loss) on total investments	0.88	(0.79)	(2.48)	1.40	0.81

Total gain (loss) from investment operations	1.03	(0.65)	(2.31)	1.57	0.96

Less distributions from:
Net investment income	(0.13)	(0.15)	(0.13)	(0.16)	(0.11)
Net realized gains	—	0.00 (e)	(0.12)	(0.12)	0.00 (e)

Total distributions	(0.13)	(0.15)	(0.25)	(0.28)	(0.11)

Net asset value, end of period	$9.91	$9.01	$9.81	$12.37	$11.08

TOTAL RETURN	11.52%	(6.17)%	(19.02)%	14.36%	9.45%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$423,195	$377,937	$294,803	$145,444	$79,640
Ratio of expenses to average net assets before expense waiver and reimbursement	0.45%	0.49%	0.45%	0.48%	0.50%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.45%	0.47%	0.45%	0.45%	0.45%
Ratio of net investment income to average net assets	1.60%	1.92%	1.57%	1.43%	1.41%
Portfolio turnover rate	16%	16%	15%	30%	18%

160	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SOCIAL CHOICE EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.23	$8.99	$11.35	$10.18	$10.00

Gain from investment operations:
Net investment income (a)	0.15	0.14	0.18	0.18	0.10
Net realized and unrealized gain (loss) on total investments	0.80	(0.74)	(2.27)	1.29	0.08

Total gain (loss) from investment operations	0.95	(0.60)	(2.09)	1.47	0.18

Less distributions from:
Net investment income	(0.14)	(0.16)	(0.15)	(0.18)	—
Net realized gains	—	0.00 (e)	(0.12)	(0.12)	—

Total distributions	(0.14)	(0.16)	(0.27)	(0.30)	—

Net asset value, end of period	$9.04	$8.23	$8.99	$11.35	$10.18

TOTAL RETURN	11.62%	(6.16)%	(18.81)%	14.67%	1.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$157,804	$144,580	$150,123	$173,911	$21,019
Ratio of expenses to average net assets before expense waiver and reimbursement	0.37%	0.56%	0.49%	0.51%	0.99	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.37%	0.38%	0.28%	0.21%	0.40	%(c)
Ratio of net investment income to average net assets	1.67%	2.02%	1.75%	1.63%	1.95	%(c)
Portfolio turnover rate	16%	16%	15%	30%	18%

	Premier Class

	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.92	$8.92

Gain from investment operations:
Net investment income (a)	0.17	0.00	(e)
Net realized and unrealized gain on total investments	0.85	—

Total gain from investment operations	1.02	0.00	(e)

Less distributions from:
Net investment income	(0.15)	—
Net realized gains	—	—

Total distributions	(0.15)	—

Net asset value, end of period	$9.79	$8.92

TOTAL RETURN	11.48%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$55,609	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.35%	220.76	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35%	0.37	%(c)
Ratio of net investment income to average net assets	1.77%	0.00	%(c)
Portfolio turnover rate	16%	16%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	161

FINANCIAL HIGHLIGHTS	continued

REAL ESTATE SECURITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.24	$10.51	$14.65	$15.34	$14.46

Gain from investment operations:
Net investment income (a)	0.19	0.23	0.27	0.22	0.34
Net realized and unrealized gain (loss) on total investments	2.12	(3.31)	(2.24)	0.47	2.69

Total gain (loss) from investment operations	2.31	(3.08)	(1.97)	0.69	3.03

Less distributions from:
Net investment income	(0.20)	(0.19)	(0.39)	(0.48)	(0.57)
Net realized gains	—	—	(1.62)	(0.90)	(1.58)
Return of Capital	—	—	(0.16)	—	—

Total distributions	(0.20)	(0.19)	(2.17)	(1.38)	(2.15)

Net asset value, end of period	$9.35	$7.24	$10.51	$14.65	$15.34

TOTAL RETURN	32.16%	(28.84)%	(13.54)%	4.26%	23.49%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$265,753	$200,324	$242,867	$252,164	$218,442
Ratio of expenses to average net assets before expense waiver and reimbursement	0.56%	0.60%	0.56%	0.58%	0.42%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.56%	0.56%	0.56%	0.55%	0.42%
Ratio of net investment income to average net assets	2.29%	3.98%	2.38%	1.39%	2.40%
Portfolio turnover rate	66%	78%	94%	116%	174%

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.46	$10.81	$15.00	$15.66	$14.66

Gain from investment operations:
Net investment income (a)	0.17	0.21	0.24	0.19	0.31
Net realized and unrealized gain (loss) on total investments	2.19	(3.39)	(2.28)	0.49	2.76

Total gain (loss) from investment operations	2.36	(3.18)	(2.04)	0.68	3.07

Less distributions from:
Net investment income	(0.18)	(0.17)	(0.37)	(0.44)	(0.49)
Net realized gains	—	—	(1.62)	(0.90)	(1.58)
Return of Capital	—	—	(0.16)	—	—

Total distributions	(0.18)	(0.17)	(2.15)	(1.34)	(2.07)

Net asset value, end of period	$9.64	$7.46	$10.81	$15.00	$15.66

TOTAL RETURN	31.85%	(28.95)%	(13.76)%	4.11%	23.45%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$280,763	$159,554	$172,078	$191,671	$197,157
Ratio of expenses to average net assets before expense waiver and reimbursement	0.81%	0.85%	0.81%	0.84%	0.71%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.81%	0.81%	0.81%	0.80%	0.70%
Ratio of net investment income to average net assets	1.98%	3.53%	2.03%	1.18%	2.14%
Portfolio turnover rate	66%	78%	94%	116%	174%

162	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

REAL ESTATE SECURITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.20	$10.46	$14.59	$15.27	$14.35

Gain from investment operations:
Net investment income (a)	0.17	0.23	0.31	0.21	0.31
Net realized and unrealized gain (loss) on total investments	2.11	(3.31)	(2.28)	0.47	2.70

Total gain (loss) from investment operations	2.28	(3.08)	(1.97)	0.68	3.01

Less distributions from:
Net investment income	(0.18)	(0.18)	(0.38)	(0.46)	(0.51)
Net realized gains	—	—	(1.60)	(0.90)	(1.58)
Return of Capital	—	—	(0.18)	—	—

Total distributions	(0.18)	(0.18)	(2.16)	(1.36)	(2.09)

Net asset value, end of period	$9.30	$7.20	$10.46	$14.59	$15.27

TOTAL RETURN	31.95%	(29.01)%	(13.66)%	4.26%	23.50%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$102,686	$77,475	$118,076	$174,936	$189,084
Ratio of expenses to average net assets before expense waiver and reimbursement	0.77%	1.06%	0.85%	0.83%	0.62%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.77%	0.75%	0.70%	0.65%	0.62%
Ratio of net investment income to average net assets	2.08%	3.89%	2.68%	1.32%	2.21%
Portfolio turnover rate	66%	78%	94%	116%	174%

	Premier Class

	9/30/10	9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.24	$7.24

Gain from investment operations:
Net investment income (a)	0.14	0.00	(d)
Net realized and unrealized gain on total investments	2.17	—

Total gain from investment operations	2.31	0.00	(d)

Less distributions from:
Net investment income	(0.19)	—
Net realized gains	—	—

Total distributions	(0.19)	—

Net asset value, end of period	$9.36	$7.24

TOTAL RETURN	32.12%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$31,260	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.71%	221.11	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.71%	0.72	%(c)
Ratio of net investment income to average net assets	1.56%	0.00	%(c)
Portfolio turnover rate	66%	78%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	163

FINANCIAL HIGHLIGHTS	continued

MANAGED ALLOCATION FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.73	$8.86	$11.03	$10.11	$10.00

Gain from investment operations:
Net investment income (a)	0.24	0.24	0.33	0.33	0.11
Net realized and unrealized gain (loss) on total investments	0.67	(0.13)	(2.16)	1.12	0.11

Total gain (loss) from investment operations	0.91	0.11	(1.83)	1.45	0.22

Less distributions from:
Net investment income	(0.24)	(0.24)	(0.33)	(0.53)	(0.11)
Net realized gains	—	—	(0.01)	—	—

Total distributions	(0.24)	(0.24)	(0.34)	(0.53)	(0.11)

Net asset value, end of period	$9.40	$8.73	$8.86	$11.03	$10.11

TOTAL RETURN	10.52%	1.74%	(16.92)%	14.68%	2.25	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$2,542	$2,011	$1,832	$4,718	$2,046
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.06%	0.10%	0.07%	0.12%	1.50	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.68%	3.15%	3.28%	3.12%	2.26	%(c)
Portfolio turnover rate	21%	48%	26%	13%	8	%(b)

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.72	$8.86	$11.03	$10.13	$10.00

Gain from investment operations:
Net investment income (a)	0.21	0.21	0.29	0.35	0.11
Net realized and unrealized gain (loss) on total investments	0.67	(0.12)	(2.14)	1.06	0.11

Total gain (loss) from investment operations	0.88	0.09	(1.85)	1.41	0.22

Less distributions from:
Net investment income	(0.21)	(0.23)	(0.31)	(0.51)	(0.09)
Net realized gains	—	—	(0.01)	—	—

Total distributions	(0.21)	(0.23)	(0.32)	(0.51)	(0.09)

Net asset value, end of period	$9.39	$8.72	$8.86	$11.03	$10.13

TOTAL RETURN	10.26%	1.39%	(17.10)%	14.27%	2.17	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$24,404	$21,287	$13,678	$16,570	$8,358
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.30%	0.34%	0.31%	0.37%	1.59	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.24%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	2.36%	2.82%	2.84%	3.26%	2.14	%(c)
Portfolio turnover rate	21%	48%	26%	13%	8	%(b)

164	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MANAGED ALLOCATION FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.75	$8.88	$11.05	$10.16	$10.00

Gain from investment operations:
Net investment income (a)	0.22	0.24	0.32	0.22	0.13
Net realized and unrealized gain (loss) on total investments	0.67	(0.13)	(2.15)	1.21	0.10

Total gain (loss) from investment operations	0.89	0.11	(1.83)	1.43	0.23

Less distributions from:
Net investment income	(0.22)	(0.24)	(0.33)	(0.54)	(0.07)
Net realized gains	—	—	(0.01)	—	—

Total distributions	(0.22)	(0.24)	(0.34)	(0.54)	(0.07)

Net asset value, end of period	$9.42	$8.75	$8.88	$11.05	$10.16

TOTAL RETURN	10.34%	1.70%	(16.89)%	14.47%	2.36	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$505,725	$471,190	$489,340	$620,616	$7,505
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.21%	0.44%	0.37%	0.45%	1.38	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.16%	0.05%	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.47%	3.16%	3.16%	1.99%	2.56	%(c)
Portfolio turnover rate	21%	48%	26%	13%	8	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	The Fund’s expenses do not include the expenses of the underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.42% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	165

FINANCIAL HIGHLIGHTS	continued

BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10		9/30/09		9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.20		$9.68		$9.94	$9.97	$10.10

Gain from investment operations:
Net investment income (a)	0.35		0.41		0.48	0.49	0.47
Net realized and unrealized gain (loss) on total investments	0.50		0.52		(0.26)	(0.03)	(0.13)

Total gain from investment operations	0.85		0.93		0.22	0.46	0.34

Less distributions from:
Net investment income	(0.35)		(0.41)		(0.48)	(0.49)	(0.47)
Net realized gains	—		—		—	—	—

Total distributions	(0.35)		(0.41)		(0.48)	(0.49)	(0.47)

Net asset value, end of period	$10.70		$10.20		$9.68	$9.94	$9.97

TOTAL RETURN	8.47%		10.00%		2.06%	4.74%	3.46%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$2,474,347		$2,151,009		$1,883,323	$1,615,363	$1,709,874
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33%		0.36%		0.32%	0.32%	0.25%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.33%		0.34%		0.32%	0.32%	0.25%
Ratio of net investment income to average net assets	3.35%		4.20%		4.79%	4.91%	4.71%
Portfolio turnover rate	216	%(f)(g)	173	%(f)	113%	189%	183%

	Retirement Class

	9/30/10		9/30/09		9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.37		$9.84		$10.10	$10.13	$10.00

Gain from investment operations:
Net investment income (a)	0.32		0.39		0.46	0.47	0.24
Net realized and unrealized gain (loss) on total investments	0.52		0.54		(0.27)	(0.03)	0.11

Total gain from investment operations	0.84		0.93		0.19	0.44	0.35

Less distributions from:
Net investment income	(0.33)		(0.40)		(0.45)	(0.47)	(0.22)
Net realized gains	—		—		—	—	—

Total distributions	(0.33)		(0.40)		(0.45)	(0.47)	(0.22)

Net asset value, end of period	$10.88		$10.37		$9.84	$10.10	$10.13

TOTAL RETURN	8.22%		9.64%		1.87%	4.43%	3.52	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$239,160		$121,753		$28,760	$8,302	$1,270
Ratio of expenses to average net assets before expense waiver and reimbursement	0.58%		0.62%		0.57%	0.59%	7.70	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.58%		0.59%		0.57%	0.59%	0.55	%(c)
Ratio of net investment income to average net assets	3.06%		3.86%		4.56%	4.69%	4.69	%(c)
Portfolio turnover rate	216	%(f)(g)	173	%(f)	113%	189%	183%

166	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/10		9/30/09		9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.36		$9.83		$10.09	$10.11	$10.00

Gain from investment operations:
Net investment income (a)	0.33		0.41		0.48	0.49	0.23
Net realized and unrealized gain (loss) on total investments	0.52		0.53		(0.27)	(0.03)	0.11

Total gain from investment operations	0.85		0.94		0.21	0.46	0.34

Less distributions from:
Net investment income	(0.34)		(0.41)		(0.47)	(0.48)	(0.23)
Net realized gains	—		—		—	—	—

Total distributions	(0.34)		(0.41)		(0.47)	(0.48)	(0.23)

Net asset value, end of period	$10.87		$10.36		$9.83	$10.09	$10.11

TOTAL RETURN	8.31%		9.75%		2.08%	4.68%	3.42	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$58,330		$35,143		$21,166	$7,078	$1,006
Ratio of expenses to average net assets before expense waiver and reimbursement	0.50%		0.68%		0.56%	0.60%	7.52	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50%		0.50%		0.39%	0.42%	0.60	%(c)
Ratio of net investment income to average net assets	3.16%		4.04%		4.73%	4.87%	4.63	%(c)
Portfolio turnover rate	216	%(f)(g)	173	%(f)	113%	189%	183%

	Premier Class

	9/30/10		9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.20		$10.20

Gain from investment operations:
Net investment income (a)	0.31		0.00	(e)
Net realized and unrealized gain on total investments	0.53		—

Total gain from investment operations	0.84		0.00	(e)

Less distributions from:
Net investment income	(0.33)		—
Net realized gains	—		—

Total distributions	(0.33)		—

Net asset value, end of period	$10.71		$10.20

TOTAL RETURN	8.40%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$22,196		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.48%		220.90	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.48%		0.50	%(c)
Ratio of net investment income to average net assets	2.94%		0.00	%(c)
Portfolio turnover rate	216	%(f)(g)	173	%(f)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

(f)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending September 30, 2010 and September 30, 2009 were 67% and 113%, respectively.

(g)	Does not include in-kind transactions.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	167

FINANCIAL HIGHLIGHTS	continued

BOND PLUS FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10		9/30/09		9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.78		$9.38		$10.00	$10.10		$10.00

Gain from investment operations:
Net investment income (a)	0.47		0.47		0.51	0.51		0.26
Net realized and unrealized gain (loss) on total investments	0.58		0.40		(0.62)	(0.10)		0.10

Total gain (loss) from investment operations	1.05		0.87		(0.11)	0.41		0.36

Less distributions from:
Net investment income	(0.47)		(0.47)		(0.51)	(0.51)		(0.26)
Net realized gains	—		—		—	(0.00	)(e)	—

Total distributions	(0.47)		(0.47)		(0.51)	(0.51)		(0.26)

Net asset value, end of period	$10.36		$9.78		$9.38	$10.00		$10.10

TOTAL RETURN	10.98%		9.67%		(1.18)%	4.16%		3.62	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$238,020		$206,893		$245,035	$282,159		$57,393
Ratio of expenses to average net assets before expense waiver and reimbursement	0.37%		0.40%		0.38%	0.42%		0.62	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35%		0.35%		0.35%	0.35%		0.35	%(c)
Ratio of net investment income to average net assets	4.68%		5.07%		5.17%	5.12%		5.15	%(c)
Portfolio turnover rate	158	%(f)	143	%(f)	92%	137%		92	%(b)

	Retirement Class

	9/30/10		9/30/09		9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.79		$9.39		$10.02	$10.12		$10.00

Gain from investment operations:
Net investment income (a)	0.43		0.45		0.49	0.49		0.25
Net realized and unrealized gain (loss) on total investments	0.59		0.40		(0.63)	(0.09)		0.10

Total gain (loss) from investment operations	1.02		0.85		(0.14)	0.40		0.35

Less distributions from:
Net investment income	(0.44)		(0.45)		(0.49)	(0.50)		(0.23)
Net realized gains	—		—		—	(0.00	)(e)	—

Total distributions	(0.44)		(0.45)		(0.49)	(0.50)		(0.23)

Net asset value, end of period	$10.37		$9.79		$9.39	$10.02		$10.12

TOTAL RETURN	10.70%		9.39%		(1.49)%	4.01%		3.54	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$92,179		$58,533		$9,913	$8,830		$2,474
Ratio of expenses to average net assets before expense waiver and reimbursement	0.62%		0.65%		0.63%	0.72%		4.86	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.60%		0.60%		0.61%	0.55%		0.55	%(c)
Ratio of net investment income to average net assets	4.34%		4.80%		4.95%	4.92%		5.03	%(c)
Portfolio turnover rate	158	%(f)	143	%(f)	92%	137%		92	%(b)

168	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

BOND PLUS FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/10		9/30/09		9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.80		$9.40		$10.02	$10.12		$10.00

Gain from investment operations:
Net investment income (a)	0.45		0.46		0.50	0.50		0.25
Net realized and unrealized gain (loss) on total investments	0.58		0.40		(0.61)	(0.10)		0.10

Total gain (loss) from investment operations	1.03		0.86		(0.11)	0.40		0.35

Less distributions from:
Net investment income	(0.45)		(0.46)		(0.51)	(0.50)		(0.23)
Net realized gains	—		—		—	(0.00	)(e)	—

Total distributions	(0.45)		(0.46)		(0.51)	(0.50)		(0.23)

Net asset value, end of period	$10.38		$9.80		$9.40	$10.02		$10.12

TOTAL RETURN	10.78%		9.50%		(1.26)%	4.09%		3.55	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$277,069		$247,928		$241,183	$264,897		$2,581
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54%		0.74%		0.74%	0.77%		3.73	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52%		0.49%		0.44%	0.41%		0.50	%(c)
Ratio of net investment income to average net assets	4.50%		4.93%		5.09%	5.07%		5.06	%(c)
Portfolio turnover rate	158	%(f)	143	%(f)	92%	137%		92	%(b)

	Premier Class

	9/30/10		9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.78		$9.78

Gain from investment operations:
Net investment income (a)	0.40		0.00	(e)
Net realized and unrealized gain on total investments	0.63		—

Total gain from investment operations	1.03		0.00	(e)

Less distributions from:
Net investment income	(0.45)		—
Net realized gains	—		—

Total distributions	(0.45)		—

Net asset value, end of period	$10.36		$9.78

TOTAL RETURN	10.82%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$10,857		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.52%		220.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50%		0.50	%(c)
Ratio of net investment income to average net assets	3.89%		0.00	%(c)
Portfolio turnover rate	158	%(f)	143	%(f)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

(f)	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ending September 30, 2010 and September 30, 2009 were 90% and 108%, respectively.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	169

FINANCIAL HIGHLIGHTS	continued

SHORT-TERM BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.11	$9.78	$10.04	$10.04		$10.00

Gain from investment operations:
Net investment income (a)	0.28	0.36	0.45	0.48		0.24
Net realized and unrealized gain (loss) on total investments	0.32	0.33	(0.26)	(0.00	)(e)	0.04

Total gain from investment operations	0.60	0.69	0.19	0.48		0.28

Less distributions from:
Net investment income	(0.28)	(0.36)	(0.45)	(0.48)		(0.24)
Net realized gains	—	—	—	(0.00	)(e)	—

Total distributions	(0.28)	(0.36)	(0.45)	(0.48)		(0.24)

Net asset value, end of period	$10.43	$10.11	$9.78	$10.04		$10.04

TOTAL RETURN	6.05%	7.23%	1.88%	4.87%		2.83	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$176,043	$101,583	$135,936	$163,035		$56,867
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33%	0.38%	0.37%	0.40%		0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.30%	0.29%	0.31%	0.30%		0.30	%(c)
Ratio of net investment income to average net assets	2.74%	3.66%	4.46%	4.76%		4.87	%(c)
Portfolio turnover rate	95%	173%	102%	82%		83	%(b)

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.12	$9.78	$10.05	$10.06		$10.00

Gain from investment operations:
Net investment income (a)	0.25	0.34	0.42	0.46		0.24
Net realized and unrealized gain (loss) on total investments	0.33	0.34	(0.26)	(0.00	)(e)	0.03

Total gain from investment operations	0.58	0.68	0.16	0.46		0.27

Less distributions from:
Net investment income	(0.26)	(0.34)	(0.43)	(0.47)		(0.21)
Net realized gains	—	—	—	(0.00	)(e)	—

Total distributions	(0.26)	(0.34)	(0.43)	(0.47)		(0.21)

Net asset value, end of period	$10.44	$10.12	$9.78	$10.05		$10.06

TOTAL RETURN	5.79%	7.07%	1.56%	4.63%		2.75	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$121,535	$56,366	$19,752	$12,785		$2,473
Ratio of expenses to average net assets before expense waiver and reimbursement	0.58%	0.64%	0.63%	0.67%		4.50	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55%	0.54%	0.56%	0.50%		0.50	%(c)
Ratio of net investment income to average net assets	2.42%	3.40%	4.23%	4.58%		4.76	%(c)
Portfolio turnover rate	95%	173%	102%	82%		83	%(b)

170	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SHORT-TERM BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/10	9/30/09	9/30/08	9/30/07		9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.12	$9.78	$10.05	$10.05		$10.00

Gain from investment operations:
Net investment income (a)	0.26	0.35	0.44	0.47		0.24
Net realized and unrealized gain (loss) on total investments	0.33	0.34	(0.27)	0.01		0.03

Total gain from investment operations	0.59	0.69	0.17	0.48		0.27

Less distributions from:
Net investment income	(0.27)	(0.35)	(0.44)	(0.48)		(0.22)
Net realized gains	—	—	—	(0.00	)(e)	—

Total distributions	(0.27)	(0.35)	(0.44)	(0.48)		(0.22)

Net asset value, end of period	$10.44	$10.12	$9.78	$10.05		$10.05

TOTAL RETURN	5.87%	7.19%	1.71%	4.86%		2.75	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$149,768	$111,912	$104,084	$101,059		$3,331
Ratio of expenses to average net assets before expense waiver and reimbursement	0.50%	0.71%	0.67%	0.76%		2.88	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47%	0.43%	0.38%	0.34%		0.45	%(c)
Ratio of net investment income to average net assets	2.58%	3.53%	4.40%	4.69%		4.82	%(c)
Portfolio turnover rate	95%	173%	102%	82%		83	%(b)

	Premier Class

	9/30/10	9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.11	$10.11

Gain from investment operations:
Net investment income (a)	0.25	0.00	(e)
Net realized and unrealized gain on total investments	0.34	—

Total gain from investment operations	0.59	0.00	(e)

Less distributions from:
Net investment income	(0.27)	—
Net realized gains	—	—

Total distributions	(0.27)	—

Net asset value, end of period	$10.43	$10.11

TOTAL RETURN	5.89%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$19,884	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.48%	220.86	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.45%	0.45	%(c)
Ratio of net investment income to average net assets	2.39%	0.00	%(c)
Portfolio turnover rate	95%	173%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	171

FINANCIAL HIGHLIGHTS	continued

HIGH-YIELD FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.04	$8.41	$9.94	$9.92	$10.00

Gain from investment operations:
Net investment income (a)	0.72	0.78	0.76	0.72	0.35
Net realized and unrealized gain (loss) on total investments	0.70	0.63	(1.52)	0.02	(0.08)

Total gain (loss) from investment operations	1.42	1.41	(0.76)	0.74	0.27

Less distributions from:
Net investment income	(0.72)	(0.78)	(0.76)	(0.72)	(0.35)
Net realized gains	—	—	(0.01)	—	—

Total distributions	(0.72)	(0.78)	(0.77)	(0.72)	(0.35)

Net asset value, end of period	$9.74	$9.04	$8.41	$9.94	$9.92

TOTAL RETURN	16.41%	18.83%	(8.15)%	7.66%	2.82	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$398,933	$245,983	$228,048	$228,834	$53,478
Ratio of expenses to average net assets before expense waiver and reimbursement	0.41%	0.45%	0.43%	0.49%	0.67	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40%	0.40%	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	7.76%	10.07%	8.05%	7.30%	7.16	%(c)
Portfolio turnover rate	109%	79%	59%	43%	26	%(b)

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.04	$8.41	$9.95	$9.92	$10.00

Gain from investment operations:
Net investment income (a)	0.70	0.76	0.74	0.71	0.36
Net realized and unrealized gain (loss) on total investments	0.70	0.63	(1.53)	0.03	(0.12)

Total gain (loss) from investment operations	1.40	1.39	(0.79)	0.74	0.24

Less distributions from:
Net investment income	(0.70)	(0.76)	(0.74)	(0.71)	(0.32)
Net realized gains	—	—	(0.01)	—	—

Total distributions	(0.70)	(0.76)	(0.75)	(0.71)	(0.32)

Net asset value, end of period	$9.74	$9.04	$8.41	$9.95	$9.92

TOTAL RETURN	16.12%	18.54%	(8.45)%	7.61%	2.51	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$166,383	$125,322	$28,694	$15,869	$6,620
Ratio of expenses to average net assets before expense waiver and reimbursement	0.66%	0.71%	0.69%	0.73%	5.28	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.65%	0.65%	0.65%	0.60%	0.60	%(c)
Ratio of net investment income to average net assets	7.49%	9.38%	7.91%	7.10%	7.19	%(c)
Portfolio turnover rate	109%	79%	59%	43%	26	%(b)

172	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

HIGH-YIELD FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.08	$8.44	$9.98	$9.94	$10.00

Gain from investment operations:
Net investment income (a)	0.71	0.77	0.75	0.72	0.35
Net realized and unrealized gain (loss) on total investments	0.70	0.64	(1.53)	0.03	(0.09)

Total gain (loss) from investment operations	1.41	1.41	(0.78)	0.75	0.26

Less distributions from:
Net investment income	(0.71)	(0.77)	(0.75)	(0.71)	(0.32)
Net realized gains	—	—	(0.01)	—	—

Total distributions	(0.71)	(0.77)	(0.76)	(0.71)	(0.32)

Net asset value, end of period	$9.78	$9.08	$8.44	$9.98	$9.94

TOTAL RETURN	16.18%	18.78%	(8.28)%	7.76%	2.72	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$156,374	$126,323	$101,026	$143,329	$2,819
Ratio of expenses to average net assets before expense waiver and reimbursement	0.58%	0.79%	0.71%	0.76%	3.56	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.57%	0.54%	0.48%	0.47%	0.55	%(c)
Ratio of net investment income to average net assets	7.60%	9.86%	7.94%	7.25%	7.13	%(c)
Portfolio turnover rate	109%	79%	59%	43%	26	%(b)

	Premier Class

	9/30/10	9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.04	$9.04

Gain from investment operations:
Net investment income (a)	0.71	0.00	(e)
Net realized and unrealized gain on total investments	0.70	—

Total gain from investment operations	1.41	0.00	(e)

Less distributions from:
Net investment income	(0.71)	—
Net realized gains	—	—

Total distributions	(0.71)	—

Net asset value, end of period	$9.74	$9.04

TOTAL RETURN	16.23%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$16,836	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.56%	220.96	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55%	0.55	%(c)
Ratio of net investment income to average net assets	7.52%	0.00	%(c)
Portfolio turnover rate	109%	79%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	173

FINANCIAL HIGHLIGHTS	continued

TAX-EXEMPT BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08		9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.51	$9.69	$10.13		$10.19	$10.00

Gain from investment operations:
Net investment income (a)	0.38	0.38	0.36		0.38	0.19
Net realized and unrealized gain (loss) on total investments	0.31	0.82	(0.44)		(0.06)	0.19

Total gain (loss) from investment operations	0.69	1.20	(0.08)		0.32	0.38

Less distributions from:
Net investment income	(0.38)	(0.38)	(0.36)		(0.38)	(0.19)
Net realized gains	(0.02)	0.00 (e)	(0.00	)(e)	—	—

Total distributions	(0.40)	(0.38)	(0.36)		(0.38)	(0.19)

Net asset value, end of period	$10.80	$10.51	$9.69		$10.13	$10.19

TOTAL RETURN	6.75%	12.70%	(0.87)%		3.21%	3.85	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$14,845	$23,263	$66,144		$75,790	$51,414
Ratio of expenses to average net assets before expense waiver and reimbursement	0.38%	0.42%	0.41%		0.46%	0.63	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.35%	0.35%	0.36%		0.35%	0.35	%(c)
Ratio of net investment income to average net assets	3.66%	3.83%	3.51%		3.76%	3.79	%(c)
Portfolio turnover rate	29%	28%	50%		48%	73	%(b)

	Retail Class

	9/30/10	9/30/09	9/30/08		9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.52	$9.70	$10.14		$10.20	$10.00

Gain from investment operations:
Net investment income (a)	0.37	0.36	0.35		0.38	0.19
Net realized and unrealized gain (loss) on total investments	0.31	0.83	(0.44)		(0.06)	0.18

Total gain (loss) from investment operations	0.68	1.19	(0.09)		0.32	0.37

Less distributions from:
Net investment income	(0.37)	(0.37)	(0.35)		(0.38)	(0.17)
Net realized gains	(0.02)	0.00 (e)	(0.00	)(e)	—	—

Total distributions	(0.39)	(0.37)	(0.35)		(0.38)	(0.17)

Net asset value, end of period	$10.81	$10.52	$9.70		$10.14	$10.20

TOTAL RETURN	6.61%	12.55%	(0.90)%		3.16%	3.77	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$318,965	$236,065	$179,559		$179,606	$4,302
Ratio of expenses to average net assets before expense waiver and reimbursement	0.52%	0.70%	0.65%		0.72%	2.93	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49%	0.47%	0.39%		0.39%	0.50	%(c)
Ratio of net investment income to average net assets	3.52%	3.67%	3.49%		3.76%	3.77	%(c)
Portfolio turnover rate	29%	28%	50%		48%	73	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

174	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INFLATION-LINKED BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.53	$10.07	$10.12	$10.08	$10.69

Gain from investment operations:
Net investment income (a)	0.27	(0.02)	0.71	0.41	0.56
Net realized and unrealized gain (loss) on total investments	0.67	0.48	(0.07)	0.03	(0.39)

Total gain from investment operations	0.94	0.46	0.64	0.44	0.17

Less distributions from:
Net investment income	(0.26)	0.00 (e)	(0.69)	(0.40)	(0.57)
Net realized gains	—	—	—	—	(0.21)

Total distributions	(0.26)	0.00 (e)	(0.69)	(0.40)	(0.78)

Net asset value, end of period	$11.21	$10.53	$10.07	$10.12	$10.08

TOTAL RETURN	9.04%	4.57%	6.20%	4.51%	1.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$737,043	$524,468	$440,993	$438,862	$363,157
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32%	0.39%	0.34%	0.36%	0.28%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32%	0.35%	0.34%	0.35%	0.28%
Ratio of net investment income to average net assets	2.47%	(0.18)%	6.67%	4.07%	5.46%
Portfolio turnover rate	12%	17%	16%	26%	83%

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06	(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.62	$10.18	$10.23	$10.19	$10.00

Gain from investment operations:
Net investment income (a)	0.24	(0.02)	0.82	0.45	0.31
Net realized and unrealized gain (loss) on total investments	0.68	0.46	(0.20)	(0.02)	0.09

Total gain from investment operations	0.92	0.44	0.62	0.43	0.40

Less distributions from:
Net investment income	(0.23)	0.00 (e)	(0.67)	(0.39)	(0.21)
Net realized gains	—	—	—	—	—

Total distributions	(0.23)	0.00 (e)	(0.67)	(0.39)	(0.21)

Net asset value, end of period	$11.31	$10.62	$10.18	$10.23	$10.19

TOTAL RETURN	8.80%	4.33%	5.95%	4.29%	4.04	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$175,037	$112,192	$88,127	$17,840	$5,661
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57%	0.64%	0.59%	0.61%	2.44	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.57%	0.60%	0.59%	0.55%	0.55	%(c)
Ratio of net investment income to average net assets	2.20%	(0.20)%	7.57%	4.47%	6.08	%(c)
Portfolio turnover rate	12%	17%	16%	26%	83%

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	175

FINANCIAL HIGHLIGHTS	continued

INFLATION-LINKED BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/10	9/30/09		9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.34	$9.90		$9.96	$9.93	$10.54

Gain from investment operations:
Net investment income (a)	0.24	(0.06)		0.77	0.38	0.54
Net realized and unrealized gain (loss) on total investments	0.66	0.50		(0.15)	0.04	(0.39)

Total gain from investment operations	0.90	0.44		0.62	0.42	0.15

Less distributions from:
Net investment income	(0.24)	0.00	(e)	(0.68)	(0.39)	(0.55)
Net realized gains	—	—		—	—	(0.21)

Total distributions	(0.24)	0.00	(e)	(0.68)	(0.39)	(0.76)

Net asset value, end of period	$11.00	$10.34		$9.90	$9.96	$9.93

TOTAL RETURN	8.84%	4.45%		6.11%	4.35%	1.53%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$147,427	$127,272		$131,575	$56,824	$59,388
Ratio of expenses to average net assets before expense waiver and reimbursement	0.49%	0.66%		0.58%	0.63%	0.47%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49%	0.49%		0.44%	0.48%	0.43%
Ratio of net investment income to average net assets	2.30%	(0.59)%		7.28%	3.85%	5.32%
Portfolio turnover rate	12%	17%		16%	26%	83%

	Premier Class

	9/30/10	9/30/09	*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.53	$10.53

Gain from investment operations:
Net investment income (a)	0.13	0.00	(e)
Net realized and unrealized gain on total investments	0.80	—

Total gain from investment operations	0.93	0.00	(e)

Less distributions from:
Net investment income	(0.25)	—
Net realized gains	—	—

Total distributions	(0.25)	—

Net asset value, end of period	$11.21	$10.53

TOTAL RETURN	8.89%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$14,474	$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47%	220.91	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47%	0.50	%(c)
Ratio of net investment income to average net assets	1.19%	0.00	%(c)
Portfolio turnover rate	12%	17%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

176	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

BOND INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10		9/30/09(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.04		$10.00

Gain from investment operations:
Net investment income (a)	0.31		0.01
Net realized and unrealized gain on total investments	0.46		0.04

Total gain from investment operations	0.77		0.05

Less distributions from:
Net investment income	(0.31)		(0.01)
Net realized gains	0.00	(e)	—

Total distributions	(0.31)		(0.01)

Net asset value, end of period	$10.50		$10.04

TOTAL RETURN	7.87%		0.48	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$411,709		$99,497
Ratio of expenses to average net assets before expense waiver and reimbursement	0.31%		3.37	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.13%		0.12	%(c)
Ratio of net investment income to average net assets	3.08%		1.65	%(c)
Portfolio turnover rate	66	%(f)	279	%(b)

	Retirement Class

	9/30/10		9/30/09(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.04		$10.00

Gain from investment operations:
Net investment income (a)	0.29		0.01
Net realized and unrealized gain on total investments	0.46		0.04

Total gain from investment operations	0.75		0.05

Less distributions from:
Net investment income	(0.29)		(0.01)
Net realized gains	0.00	(e)	—

Total distributions	(0.29)		(0.01)

Net asset value, end of period	$10.50		$10.04

TOTAL RETURN	7.61%		0.48	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$2,887		$1,005
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57%		6.81	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.38%		0.36	%(c)
Ratio of net investment income to average net assets	2.82%		1.41	%(c)
Portfolio turnover rate	66	%(f)	279	%(b)

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	177

FINANCIAL HIGHLIGHTS	continued

BOND INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/10		9/30/09(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.04		$10.00

Gain from investment operations:
Net investment income (a)	0.28		0.01
Net realized and unrealized gain on total investments	0.46		0.04

Total gain from investment operations	0.74		0.05

Less distributions from:
Net investment income	(0.28)		(0.01)
Net realized gains	0.00	(e)	—

Total distributions	(0.28)		(0.01)

Net asset value, end of period	$10.50		$10.04

TOTAL RETURN	7.51%		0.46	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$4,215		$1,005
Ratio of expenses to average net assets before expense waiver and reimbursement	0.66%		6.81	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.48%		0.45	%(c)
Ratio of net investment income to average net assets	2.74%		1.32	%(c)
Portfolio turnover rate	66	%(f)	279	%(b)

	Premier Class

	9/30/10		9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.04		$10.04

Gain from investment operations:
Net investment income (a)	0.30		—
Net realized and unrealized gain on total investments	0.45		—

Total gain from investment operations	0.75		—

Less distributions from:
Net investment income	(0.30)		—
Net realized gains	0.00	(e)	—

Total distributions	(0.30)		—

Net asset value, end of period	$10.49		$10.04

TOTAL RETURN	7.61%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,451		$1,000
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47%		55.37	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.28%		0.28	%(c)
Ratio of net investment income to average net assets	2.94%		0.00	%(c)
Portfolio turnover rate	66	%(f)	279	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on September 14, 2009.

(e)	Amount represents less than $0.01 per share.

(f)	Does not include in-kind transactions.

*	The Premier Class commenced operations on September 30, 2009.

178	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MONEY MARKET FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	9/30/10		9/30/09	9/30/08	9/30/07	9/30/06

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.01	0.03	0.05	0.05
Net realized and unrealized gain on total investments	0.00		—	—	—	—

Total gain from investment operations	0.00	(e)	0.01	0.03	0.05	0.05

Less distributions from:
Net investment income	0.00	(e)	(0.01)	(0.03)	(0.05)	(0.05)
Net realized gains	—		—	—	—	—

Total distributions	0.00	(e)	(0.01)	(0.03)	(0.05)	(0.05)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.13%		1.03%	3.51%	5.37%	4.70%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$433,888		$336,137	$293,537	$235,421	$272,119
Ratio of expenses to average net assets before expense waiver and reimbursement	0.15%		0.22%	0.14%	0.14%	0.14%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.15%		0.17%	0.14%	0.14%	0.13%
Ratio of net investment income to average net assets	0.13%		1.00%	3.39%	5.21%	4.65%

	Retirement Class

	9/30/10		9/30/09	9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.01	0.03	0.05	0.03
Net realized and unrealized gain on total investments	0.00		—	—	—	—

Total gain from investment operations	0.00	(e)	0.01	0.03	0.05	0.03

Less distributions from:
Net investment income	0.00	(e)	(0.01)	(0.03)	(0.05)	(0.03)
Net realized gains	—		—	—	—	—

Total distributions	0.00	(e)	(0.01)	(0.03)	(0.05)	(0.03)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.00%		0.78%	3.25%	5.12%	2.45	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$79,434		$133,415	$97,832	$98,903	$43,804
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40%		0.47%	0.39%	0.39%	0.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.27%		0.41%	0.39%	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	0.00%		0.75%	3.26%	5.01%	5.07	%(c)

See notes to financial statements	TIAA-CREF Funds ▪ 2010 Annual Report	179

FINANCIAL HIGHLIGHTS	concluded

MONEY MARKET FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	9/30/10		9/30/09		9/30/08	9/30/07	9/30/06(d)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00

Gain from investment operations:
Net investment income (a)	0.00	(e)	0.01		0.03	0.05	0.03
Net realized and unrealized gain on total investments	0.00		—		—	—	—

Total gain from investment operations	0.00	(e)	0.01		0.03	0.05	0.03

Less distributions from:
Net investment income	0.00	(e)	(0.01)		(0.03)	(0.05)	(0.03)
Net realized gains	—		—		—	—	—

Total distributions	0.00	(e)	(0.01)		(0.03)	(0.05)	(0.03)

Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00

TOTAL RETURN	0.00%		0.91%		3.43%	5.25%	2.53	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$650,426		$887,149		$1,093,363	$1,034,417	$127,318
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33%		0.54%		0.40%	0.43%	0.25	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.27%		0.28%		0.22%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	0.00%		0.95%		3.34%	5.11%	5.16	%(c)

	Premier Class

	9/30/10		9/30/09*

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00

Gain from investment operations:
Net investment income (a)	0.00	(e)	—
Net realized and unrealized gain on total investments	—		—

Total gain from investment operations	0.00	(e)	—

Less distributions from:
Net investment income	0.00	(e)	—
Net realized gains	—		—

Total distributions	0.00	(e)	—

Net asset value, end of period	$1.00		$1.00

TOTAL RETURN	0.01%		0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$12,431		$250
Ratio of expenses to average net assets before expense waiver and reimbursement	0.29%		220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.27%		0.00	%(c)
Ratio of net investment income to average net assets	0.00%		0.00	%(c)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

*	The Premier Class commenced operations on September 30, 2009.

180	2010 Annual Report ▪ TIAA-CREF Funds	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of forty-nine series (the “Funds” or individually the “Fund”). Ten Funds, known as the TIAA-CREF Lifecycle Funds, and ten Funds known as the TIAA-CREF Lifecycle Index Funds, are presented in separate shareholder reports. Two Funds, the Emerging Markets Equity and Emerging Markets Equity Index Funds commenced operations on August 31, 2010, with a Fiscal year end of October 31, and are not included in this report.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

On June 12, 2009, each of the below series of the TIAA-CREF Funds (the “Target Funds”) was reorganized into a corresponding series of Funds (the “Acquiring Funds”) pursuant to an Agreement and Plan of Reorganization and Termination, which was approved by the Board of Trustees (“Trustees”) of the TIAA-CREF Funds on November 18, 2008. The transaction was structured to qualify as tax-free under the Internal Revenue Code of 1986 (“Code”). The tax-free exchange of shares by the Acquiring Funds for the assets and liabilities of the Target Funds on the date of the reorganization was as follows:

Acquiring Fund	Target Fund	Shares Issued by Acquiring Fund	Total Net Assets of the Target Funds	Unrealized Appreciation (Depreciation) Included in the Target Funds Total Net Assets	Pre-merger Total Net Assets of the Acquiring Funds	Post-merger Total Net Assets of the Acquiring Funds

Equity Index Fund	Mid-Cap Growth Index Fund	11,360,360	$80,756,652	$(2,799,793)	$1,000,831,204	$1,326,666,101
Equity Index Fund	Mid-Cap Value Index Fund	16,520,963	117,499,465	(4,511,959)	1,000,831,204	1,326,666,101
Equity Index Fund	Mid-Cap Blend Index Fund	17,930,771	127,578,780	(18,845,428)	1,000,831,204	1,326,666,101
Small-Cap Blend Index Fund	Small-Cap Growth Index Fund	16,830,312	156,627,418	(21,953,902)	229,043,487	537,744,679
Small-Cap Blend Index Fund	Small-Cap Value Index Fund	16,345,057	152,073,774	(60,237,658)	229,043,487	537,744,679

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Certain prior year amounts have been reclassified to conform to current year presentation. The following is a summary of the significant accounting policies consistently followed by the Funds.

The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions.

Security valuation: For all Funds (other than the Money Market Fund), investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements. Investments held by the Money Market Fund are recorded at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees and Transfer Agency Fees and Expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.

Cash: The Funds hold cash with the custodian. The Funds are charged a fee for overdrafts.

TIAA-CREF Funds ▪ 2010 Annual Report	181

NOTES TO FINANCIAL STATEMENTS

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Repurchase agreements: The Funds may enter into repurchase agreements with brokers. Repurchase agreements involve the purchase of securities from an institution, subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed-upon price. Pursuant to the terms of the repurchase agreement, securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the agreed-upon repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If a request for additional collateral is not met, or if the seller defaults on its repurchase obligation, the Funds maintain the right to sell the underlying securities at market value and pursue a claim for any remaining loss against the seller.

Securities lending: The Funds (other than the Money Market Fund) may lend their securities to qualified institutional borrowers to earn additional income. Security loans are required to be collateralized by an amount that is at least equal to the market value of the outstanding securities on loan. The Funds invest cash collateral received in the State Street Navigator Securities Lending Prime Portfolio and record a liability for the return of the collateral during the period the securities are on loan. Securities lending income represents the income earned on investing cash collateral, less expenses associated with the loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of September 30, 2010, the Funds did not have any securities out on loan.

Futures contracts: The Funds are subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. The Funds (other than the Money Market Fund ) may use futures contracts to manage exposure to the equity and credit markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time the Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds (other than the Money Market Fund) may invest in Treasury Inflation-Protected Securities, specially structured bonds in which the principal amount is adjusted periodically to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation or deflation are reflected in interest income in the Statements of Operations.

Dollar rolls transactions: Some of the Funds may enter into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Code and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2007-2010) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations.

182	2010 Annual Report ▪ TIAA-CREF Funds

continued

For the year ended September 30, 2010, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, dividend reclassifications, expiration of capital loss carryovers, gains and losses on redemptions in-kind, utilization of tax equalization credits, net operating losses, and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the Trustees of the Funds, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds. The investment of deferred amounts and the offsetting payable to the Trustees are included in Other Assets and Accrued Expenses and Other Payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation, incurred for the year ended September 30, 2010, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock – Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. If events materially affecting the value of foreign securities occur between the time when the exchange, on which they are traded closes and the time when the Funds’ net assets are calculated, such securities may be valued at fair value in accordance with procedures adopted by the Trustees. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities – Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments – Short-term investments with maturities of 60 days or less are valued at amortized cost. Short-term investments (other than those in the Money Market Fund) with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy. Short-term investments in the Money Market Fund are all valued at amortized cost. Money Market Fund investments are categorized as Level 2 in the fair value hierarchy.

Investments in Registered Investment Companies – These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts – Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio securities for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Trustees. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

TIAA-CREF Funds ▪ 2010 Annual Report	183

NOTES TO FINANCIAL STATEMENTS

Transfers between levels are recognized at the end of the reporting period. For the year ended September 30, 2010, there were no significant transfers between levels by the Funds.

As of September 30, 2010, 100% of the investments in the Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, and Real Estate Securities Fund were valued based on Level 1 inputs.

As of September 30, 2010, 100% of the investments in the International Equity Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, and Money Market Fund were valued based on Level 2 inputs.

The following is a summary of the inputs used to value the remaining Funds’ investments as of September 30, 2010:

Fund	Level 1	Level 2	Level 3	Total

Growth & Income
Consumer Discretionary	$184,759,800	$4,372,878	$—	$189,132,678
Consumer Staples	166,626,191	7,108,911	—	173,735,102
Energy*	154,683,867	—	—	154,683,867
Financials	221,934,404	—	—	221,934,404
Health Care*	195,114,762	14,646,597	—	209,761,359
Industrials*	226,357,639	—	—	226,357,639
Information Technology*	346,538,007	5,562,341	—	352,100,348
Materials	55,421,151	—	—	55,421,151
Telecommunication Services	65,431,231	—	—	65,431,231
Utilities	48,235,137	—	—	48,235,137
Short-term Investments	—	7,000,000	—	7,000,000

Total	$1,665,102,189	$38,690,727	$—	$1,703,792,916

Large-Cap Growth
Consumer Discretionary	$180,372,060	$1,620,343	$—	$181,992,403
Consumer Staples	32,410,315	8,935,463	—	41,345,778
Energy*	49,329,363	7,239,340	—	56,568,703
Financials	38,773,141	—	—	38,773,141
Health Care*	116,846,946	—	—	116,846,946
Industrials	106,251,012	9,100,650	—	115,351,662
Information Technology*	304,895,444	4,158,892	—	309,054,336
Materials	7,164,464	—	—	7,164,464
Short-term Investments	—	10,000,000	—	10,000,000

Total	$836,042,745	$41,054,688	$—	$877,097,433

Large-Cap Value
Consumer Discretionary	$126,260,263	$3,930,428	$—	$130,190,691
Consumer Staples*	145,762,071	—	—	145,762,071
Energy*	158,205,917	6,699,963	—	164,905,880
Financials	374,336,218	8,545,278	—	382,881,496
Health Care*	219,497,991	24,044,317	—	243,542,308
Industrials*	148,475,214	8,501,895	—	156,977,109
Information Technology*	130,666,395	1,231,654	—	131,898,049
Materials	57,954,186	—	—	57,954,186
Telecommunication Services	99,338,093	2,584,900	—	101,922,993
Utilities	79,932,547	—	—	79,932,547
Short-term Investments	—	1,000,000	—	1,000,000

Total	$1,540,428,895	$56,538,435	$—	$1,596,967,330

Mid-Cap Growth
Consumer Discretionary	$184,964,560	$—	$—	$184,964,560
Consumer Staples	36,990,498	—	—	36,990,498
Energy	31,813,290	20,371,121	—	52,184,411
Financials	84,943,639	—	—	84,943,639
Health Care	128,418,223	—	—	128,418,223
Industrials	131,866,378	—	—	131,866,378
Information Technology	235,264,096	9,767,607	—	245,031,703
Materials	64,534,743	—	—	64,534,743
Telecommunication Services	9,238,453	—	—	9,238,453
Short-term Investments	—	8,000,000	—	8,000,000

Total	$908,033,880	$38,138,728	$—	$946,172,608

184	2010 Annual Report ▪ TIAA-CREF Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Mid-Cap Value
Consumer Discretionary	$236,276,930	$8,824,291	$—	$245,101,221
Consumer Staples	155,738,264	—	—	155,738,264
Energy*	193,847,939	17,632,637	—	211,480,576
Financials	526,988,680	—	—	526,988,680
Health Care*	130,895,412	31,972,347	—	162,867,759
Industrials	190,091,142	4,388,446	—	194,479,588
Information Technology	109,452,058	—	—	109,452,058
Materials	141,248,940	18,931,997	—	160,180,937
Telecommunication Services	65,225,580	—	—	65,225,580
Utilities	207,311,130	—	—	207,311,130
Short-term Investments	—	38,000,000	—	38,000,000

Total	$1,957,076,075	$119,749,718	$—	$2,076,825,793

Small-Cap Equity
Consumer Discretionary	$132,052,072	$—	$—	$132,052,072
Consumer Staples	29,991,379	—	—	29,991,379
Energy	50,467,793	—	—	50,467,793
Financials	196,576,984	—	—	196,576,984
Health Care	128,253,910	—	—	128,253,910
Industrials	130,873,597	—	—	130,873,597
Information Technology	189,613,194	—	—	189,613,194
Materials	51,392,162	—	—	51,392,162
Telecommunication Services	9,122,081	—	—	9,122,081
Utilities	38,370,664	—	—	38,370,664
Short-term Investments	—	2,000,000	—	2,000,000
Futures**	61,391	—	—	61,391

Total	$956,775,227	$2,000,000	$—	$958,775,227

Large-Cap Growth Index
Consumer Discretionary	$84,629,602	$—	$—	$84,629,602
Consumer Staples	58,243,630	—	—	58,243,630
Energy	57,500,640	—	—	57,500,640
Financials	30,522,475	—	—	30,522,475
Health Care	58,488,276	—	—	58,488,276
Industrials*	75,801,285	—	—	75,801,285
Information Technology*	181,361,543	—	—	181,361,543
Materials	28,640,912	—	—	28,640,912
Telecommunication Services	5,331,082	—	—	5,331,082
Utilities	473,833	—	—	473,833
Short-term Investments	—	5,000,000	—	5,000,000
Futures**	21,130	—	—	21,130

Total	$581,014,408	$5,000,000	$—	$586,014,408

Small-Cap Blend Index
Consumer Discretionary	$96,787,091	$—	$—	$96,787,091
Consumer Staples	21,253,455	—	—	21,253,455
Energy	38,943,353	—	—	38,943,353
Financials	146,039,673	—	—	146,039,673
Health Care	90,720,990	—	—	90,720,990
Industrials	107,329,908	—	—	107,329,908
Information Technology	132,005,816	1	—	132,005,817
Materials	37,563,780	—	—	37,563,780
Telecommunication Services	6,941,032	—	—	6,941,032
Utilities	23,367,205	—	—	23,367,205

Total	$700,952,303	$1	$—	$700,952,304

International Equity Index
Japan	$—	$372,652,446	$—	$372,652,446
United Kingdom	—	341,523,506	—	341,523,506
France	—	170,177,579	—	170,177,579
Australia	—	151,048,407	—	151,048,407
Germany	—	137,879,359	—	137,879,359
Switzerland	—	137,749,174	—	137,749,174
Netherlands	—	80,832,479	—	80,832,479
United States	69,803,319	—	—	69,803,319
Spain	—	66,608,357	—	66,608,357
Sweden	—	54,916,469	—	54,916,469
Italy	—	49,021,005	—	49,021,005
Hong Kong	—	44,231,156	—	44,231,156
Other*	863	153,016,572	—	153,017,435
Short-term investments	—	3,000,000	—	3,000,000
Futures**	(27,058)	—	—	(27,058)

Total	$69,777,124	$1,762,656,509	$—	$1,832,433,633

TIAA-CREF Funds ▪ 2010 Annual Report	185

NOTES TO FINANCIAL STATEMENTS

Fund	Level 1	Level 2	Level 3	Total

Enhanced International Equity Index
Japan	$—	$108,996,776	$—	$108,996,776
United Kingdom*	15,673,544	81,730,307	—	97,403,851
France	—	48,766,160	—	48,766,160
Australia	—	44,584,669	—	44,584,669
Switzerland	—	39,892,580	—	39,892,580
Germany	—	39,191,776	—	39,191,776
Netherlands	—	25,531,374	—	25,531,374
Spain	—	19,714,090	—	19,714,090
Sweden	—	18,042,412	—	18,042,412
Italy	—	13,562,856	—	13,562,856
Hong Kong	—	12,895,794	—	12,895,794
Other*	2,031,643	44,634,880	—	46,666,523

Total	$17,705,187	$497,543,674	$—	$515,248,861

Enhanced Large-Cap Growth Index
Consumer Discretionary	$112,477,856	$—	$—	$112,477,856
Consumer Staples	77,279,809	—	—	77,279,809
Energy	70,438,965	—	—	70,438,965
Financials	35,177,583	—	—	35,177,583
Health Care	76,040,970	—	—	76,040,970
Industrials*	96,597,975	—	—	96,597,975
Information Technology	230,527,483	—	—	230,527,483
Materials	35,038,050	—	—	35,038,050
Telecommunication Services	3,531,965	—	—	3,531,965
Short-Term Investments	—	1,500,000	—	1,500,000

Total	$737,110,656	$1,500,000	$—	$738,610,656

Enhanced Large-Cap Value Index
Consumer Discretionary	$61,103,919	$—	$—	$61,103,919
Consumer Staples	69,719,178	—	—	69,719,178
Energy*	80,953,002	—	—	80,953,002
Financials	190,914,257	—	—	190,914,257
Health Care	99,787,955	—	—	99,787,955
Industrials	63,375,856	—	—	63,375,856
Information Technology	43,780,996	—	—	43,780,996
Materials	23,019,823	—	—	23,019,823
Telecommunication Services	43,679,519	—	—	43,679,519
Utilities	52,503,998	—	—	52,503,998
Short-Term Investments	—	1,800,000	—	1,800,000

Total	$728,838,503	$1,800,000	$—	$730,638,503

Social Choice Equity
Consumer Discretionary	$117,713,216	$—	$—	$117,713,216
Consumer Staples	90,305,459	—	—	90,305,459
Energy	84,208,154	—	—	84,208,154
Financials	139,321,433	—	—	139,321,433
Health Care	109,594,276	—	—	109,594,276
Industrials	102,019,781	—	—	102,019,781
Information Technology	142,899,828	—	—	142,899,828
Materials	44,020,193	—	—	44,020,193
Telecommunication Services	15,411,923	—	—	15,411,923
Utilities	42,054,100	—	—	42,054,100
Short-term Investments	—	3,000,000	—	3,000,000

Total	$887,548,363	$3,000,000	$—	$890,548,363

Managed Allocation
Investments in Registered Investment Companies	$532,848,744	$—	$—	$532,848,744
Short-term investments	—	1,000,000	—	1,000,000

Total	$532,848,744	$1,000,000	$—	$533,848,744

186	2010 Annual Report ▪ TIAA-CREF Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Bond
Corporate Bonds	$—	$875,832,537	$—	$875,832,537
Government Bonds	—	1,698,764,734	—	1,698,764,734
Structured Assets	—	177,189,641	—	177,189,641
Preferred Stocks	187,098	—	—	187,098
Short-term investments	—	512,906,430	—	512,906,430

Total	$187,098	$3,264,693,342	$—	$3,264,880,440

Bond Plus
Bank Loan Obilgations	$—	$4,846,977	$—	$4,846,977
Corporate Bonds	—	204,418,862	—	204,418,862
Government Bonds	—	320,310,084	—	320,310,084
Structured Assets	—	57,795,613	—	57,795,613
Preferred Stocks	64,645	—	—	64,645
Investments in Registered Investment Companies	5,086,766	—	—	5,086,766
Short-term investments	—	71,566,898	—	71,566,898

Total	$5,151,411	$658,938,434	$—	$664,089,845

Short-Term Bond
Bank Loan Obilgations	$—	$965,110	$—	$965,110
Corporate Bonds	—	174,206,593	—	174,206,593
Government Bonds	—	256,198,515	—	256,198,515
Structured Assets	—	19,662,959	—	19,662,959
Preferred Stocks	31,058	—	—	31,058
Short-term investments	—	9,000,000	—	9,000,000

Total	$31,058	$460,033,177	$—	$460,064,235

Bond Index
Corporate Bonds	$—	$89,900,960	$—	$89,900,960
Government Bonds	—	312,837,827	—	312,837,827
Structured Assets	—	14,538,202	—	14,538,202
Preferred Stocks	10,850	—	—	10,850
Short-term investments	—	6,000,000	—	6,000,000

Total	$10,850	$423,276,989	$—	$423,287,839

*	Includes American Depositary Receipts

**	Futures contracts are derivatives instruments not reflected in the schedule of investments. They are valued at the unrealized appreciation/depreciation on the instrument.

Note 3—investment adviser and affiliates

Under the terms of the Funds’ Investment Management Agreement, Advisors provides asset management services to each Fund for an annual fee, payable monthly. Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class Shareholder Servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a Distribution (Rule 12b-1) Plan, the Retail Class of each Fund (except Bond Index Fund) reimburses TPIS for amounts incurred up to 0.25% of the average daily net assets to distribute the Retail Class of each Fund. The Premier Class of each Fund and the Retail Class of the Bond Index Fund have adopted a Distribution (Rule 12b-1) Plan that compensates TPIS for providing distribution, promotional and shareholder services to the Premier Class of each Fund and the Retail Class of the Bond Index Fund at the annual rates of 0.15% and 0.25% of the average daily net assets attributable to the Premier Class of each Fund and Retail Class of the Bond Index Fund, respectively.

For the Money Market Fund, TPIS is not seeking reimbursement on a portion of Distribution (Rule 12b-1) Plan expenses on the Retail Class and, effective October 1, 2010, Advisors is reimbursing certain other Retail Class expenses. In addition, TPIS waived a portion of the Distribution (Rule 12b-1) Plan expenses on the Premier Class and Advisors waived a portion of service agreement fees on the Retirement Class. These waivers and reimbursements are voluntary in nature and can be discontinued at any time.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

TIAA-CREF Funds ▪ 2010 Annual Report	187

NOTES TO FINANCIAL STATEMENTS

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and extraordinary expenses) exceeds certain percentages. As of September 30, 2010, the Investment Management Fee, Service Agreement Fee, Distribution Fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment Management Fee Range		Service Agreement Fee	Maximum Distribution Fee		Maximum Expense Amounts‡

Fund			Retirement Class	Retail Class	Premier Class	Institutional Class	Retirement Class	Retail Class	Premier Class

Growth & Income*	0.39%–0.45%		0.25%	0.25%	0.15%	0.52%	0.77%	0.91%	0.67%
International Equity*	0.44–0.50		0.25	0.25	0.15	0.60	0.85	0.99	0.75
Large-Cap Growth*	0.39–0.45		0.25	0.25	0.15	0.52	0.77	0.91	0.67
Large-Cap Value*	0.39–0.45		0.25	0.25	0.15	0.52	0.77	0.91	0.67
Mid-Cap Growth*	0.42–0.48		0.25	0.25	0.15	0.55	0.80	0.94	0.70
Mid-Cap Value*	0.42–0.48		0.25	0.25	0.15	0.55	0.80	0.94	0.70
Small-Cap Equity*	0.42–0.48	ƒ	0.25	0.25	0.15	0.55	0.80	0.94	0.70
Large-Cap Growth Index	0.04		0.25	—	—	0.09	0.34	—	—
Large-Cap Value Index	0.04		0.25	—	—	0.09	0.34	—	—
Equity Index	0.04		0.25	0.25	0.15	0.09	0.34	0.48	0.24
S&P 500 Index	0.04		0.25	—	—	0.09	0.34	—	—
Small-Cap Blend Index	0.04		0.25	—	—	0.09	0.34	—	—
International Equity Index	0.04		0.25	—	0.15	0.15	0.40	—	0.30
Enhanced International Equity Index	0.45	ƒ	—	—	—	0.55	—	—	—
Enhanced Large-Cap Growth Index	0.35	ƒ	—	—	—	0.40	—	—	—
Enhanced Large-Cap Value Index	0.35	ƒ	—	—	—	0.40	—	—	—
Social Choice Equity	0.15		0.25	0.25	0.15	0.22	0.47	0.61	0.37
Real Estate Securities*	0.44–0.50		0.25	0.25	0.15	0.57	0.82	0.96	0.72
Managed Allocation	0.00		0.25	0.25	—	0.00	0.25	0.25	—
Bond*	0.27–0.30		0.25	0.25	0.15	0.35	0.60	0.70	0.50
Bond Plus*	0.27–0.30		0.25	0.25	0.15	0.35	0.60	0.70	0.50
Short-Term Bond*	0.22–0.25		0.25	0.25	0.15	0.30	0.55	0.65	0.45
High-Yield*	0.32–0.35		0.25	0.25	0.15	0.40	0.65	0.75	0.55
Tax-Exempt Bond*	0.27–0.30		—	0.25	—	0.35	—	0.70	—
Inflation-Linked Bond*	0.22–0.25	†	0.25	0.25	0.15	0.35	0.60	0.70	0.50
Bond Index	0.10		0.25	0.25	0.15	0.13	0.38	0.48	0.28
Money Market	0.10		0.25	0.25	0.15	0.15	0.40	0.50	0.30

*	These Funds are subject to a breakpoint schedule on their management fees, which reduces these fees as the Fund’s net assets increase.

ƒ

Advisors has agreed to voluntarily waive a portion of the investment management fees for the period May 1, 2010 to April 30, 2011. This agreement may be terminated anytime during the period with the approval of the Board of Trustees. The new investment management fee ranges after the waiver are as follows: Enhanced International Equity Index, 0.35%–0.45% of average daily net assets; Enhanced Large-Cap Growth Index and Enhanced Large-Cap Value Index, 0.25%–0.35% of average daily net assets; and Small-Cap Equity, 0.40%–0.45% of average daily net assets.

†	Prior to May 1, 2010, the investment management fee range was 0.27%–0.30% of average daily net assets.

‡

Maximum expense amounts reflect all expenses, including investment management fees. The expense reimbursement arrangements will continue through at least January 31, 2011. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Trustees, pursuant to the Investment Company Act of 1940, as amended. These transactions are effected at market rates without incurring broker commissions.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. In addition, certain TIAA-CREF Funds and other affiliates make investments in the Funds.

188	2010 Annual Report ▪ TIAA-CREF Funds

continued

The following is the percentage of the Funds’ shares owned by affiliates as of September 30, 2010:

Fund	TIAA	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifecycle Index Funds	TIAA Access	CREF	Total

Growth & Income	—	26%	—	3%	—	29%
International Equity	—	22	—	3	—	25
Large-Cap Growth	—	55	—	1	—	56
Large-Cap Value	—	30	—	4	—	34
Mid-Cap Growth	—	3	—	5	—	8
Mid-Cap Value	—	2	—	6	—	8
Small-Cap Equity	—	26	—	3	—	29
Large-Cap Growth Index	—	—	—	3	—	3
Large-Cap Value Index	—	—	—	3	—	3
Equity Index	—	—	12%	1	—	13
S&P 500 Index	—	—	—	2	—	2
Small-Cap Blend Index	2%	—	—	7	—	9
International Equity Index	—	—	5	3	—	8
Enhanced International Equity Index	—	100	—	—	—	100
Enhanced Large-Cap Growth Index	—	99	—	—	—	99
Enhanced Large-Cap Value Index	—	100	—	—	—	100
Social Choice Equity	—	—	—	1	—	1
Real Estate Securities	—	—	—	2	—	2
Bond	—	35	—	—	—	35
Bond Plus	—	34	—	2	—	36
Short-Term Bond	—	16	—	2	—	18
High-Yield	—	26	—	—	1%	27
Inflation-Linked Bond	—	8	—	—	—	8
Bond Index	22	—	22	—	—	44

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund pursuant to the Investment Company Act of 1940, as amended. Additionally, investments in other investment companies advised by Advisors or affiliated entities are deemed to be affiliated companies. Information regarding transactions with affiliated companies is as follows:

Issue	Value at September 30, 2009	Purchase Cost	Sales Proceeds	Realized Gain/(Loss)	Dividend Income	Withholding Expense	Shares at September 30, 2010	Value at September 30, 2010

International Equity Fund
Tecan Group AG.	*	$50,096,026	$225,323	$57,770	$714,289	$250,001	863,710	$58,582,681

		$50,096,026	$225,323	$57,770	$714,289	$250,001		$58,582,681

Real Estate Securities Fund
Thomas Properties Group	*	$11,703,372	$—	$—	$—	$—	3,850,000	$13,744,500

		$11,703,372	$—	$—	$—	$—		$13,744,500

Bond Plus Fund
TIAA-CREF High-Yield Fund (Institutional Class)	$4,369,815	$362,419	$—	$—	$362,419	$—	522,255	$5,086,766

		$362,419	$—	$—	$362,419	$—		$5,086,766

* Not an Affiliate as of September 30, 2009

TIAA-CREF Funds ▪ 2010 Annual Report	189

NOTES TO FINANCIAL STATEMENTS

Note 4—investments

At September 30, 2010, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Growth & Income	$1,611,619,951	$154,510,990	$(62,338,025)	$92,172,965
International Equity	2,097,597,418	256,407,177	(61,633,523)	194,773,654
Large-Cap Growth	809,153,095	83,651,763	(15,707,426)	67,944,337
Large-Cap Value	1,633,722,084	102,558,372	(139,313,126)	(36,754,754)
Mid-Cap Growth	830,474,587	146,562,526	(30,864,505)	115,698,021
Mid-Cap Value	1,901,000,347	249,073,502	(73,248,056)	175,825,446
Small-Cap Equity	893,448,010	110,174,223	(44,908,397)	65,265,826
Large-Cap Growth Index	541,251,938	73,306,903	(28,565,563)	44,741,340
Large-Cap Value Index	731,174,761	26,532,055	(120,925,456)	(94,393,401)
Equity Index	1,816,583,170	305,820,021	(171,017,701)	134,802,320
S&P 500 Index	1,143,144,725	129,805,773	(195,287,132)	(65,481,359)
Small-Cap Blend Index	697,463,778	107,218,034	(103,729,508)	3,488,526
International Equity Index	1,892,102,496	153,305,513	(212,947,318)	(59,641,805)
Enhanced International Equity Index	491,489,495	38,665,473	(14,906,107)	23,759,366
Enhanced Large-Cap Growth Index	666,940,815	80,451,815	(8,781,974)	71,669,841
Enhanced Large-Cap Value Index	682,785,358	60,828,931	(12,975,786)	47,853,145
Social Choice Equity	872,901,018	83,076,510	(65,429,165)	17,647,345
Real Estate Securities	691,421,557	37,688,654	(52,566,772)	(14,878,118)
Managed Allocation	530,465,579	24,256,354	(20,873,189)	3,383,165
Bond	3,138,530,898	146,245,578	(19,896,036)	126,349,542
Bond Plus	644,428,251	32,792,578	(13,130,984)	19,661,594
Short-Term Bond	451,788,909	13,867,247	(5,591,921)	8,275,326
High-Yield	681,318,344	46,241,821	(1,870,414)	44,371,407
Tax-Exempt Bond	316,620,480	17,142,570	(1,786,869)	15,355,701
Inflation-Linked Bond	990,924,608	73,681,983	—	73,681,983
Bond Index	415,375,259	8,350,439	(437,859)	7,912,580

At September 30, 2010, the Funds held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Gain/(Loss)

Small-Cap Equity	Russell 2000 Mini Index Futures	15	1,011,750	December 2010	61,391

Large-Cap Growth Index	CME E-Mini Standard & Poor’s 500 Index Future	41	2,330,235	December 2010	21,130

Large-Cap Value Index	CME E-Mini Standard & Poor’s 500 Index Future	1	56,835	December 2010	(467)

International Equity Index	CME E-Mini MSCI EAFE Index Future	44	$3,424,520	December 2010	$(27,058)

For each Fund, realized gain (loss) and change in unrealized appreciation (depreciation) on futures transactions are reported separately on the Statements of Operations.

During the year ended September 30, 2010, the following Funds had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets: Small-Cap Equity, Large-Cap Growth Index, Large-Cap Value Index, Equity Index, S&P 500 Index, Small-Cap Blend Index, and International Equity Index Fund.

190	2010 Annual Report ▪ TIAA-CREF Funds

continued

Purchases and sales of securities (other than short-term money market instruments) for the Funds for the year ended September 30, 2010, were as follows:

Fund	Non-U.S. Government Purchases	U.S. Government Purchases	Non-U.S. Government Sales	U.S. Government Sales

Growth & Income	$2,213,322,368	$—	$1,930,584,020	$—
International Equity	2,546,859,065	—	2,448,011,703	—
Large-Cap Growth	1,756,086,269	—	1,667,465,301	—
Large-Cap Value	1,404,445,154	—	964,428,805	—
Mid-Cap Growth	722,140,458	—	619,972,049	—
Mid-Cap Value	1,345,020,267	—	861,282,461	—
Small-Cap Equity	888,643,393	—	685,351,633	—
Large-Cap Growth Index	246,440,757	—	173,784,808	—
Large-Cap Value Index	309,264,459	—	201,743,204	—
Equity Index	482,040,222	—	146,046,364	—
S&P 500 Index	141,879,674	—	285,276,482	—
Small-Cap Blend Index	167,791,817	—	138,706,061	—
International Equity Index	766,843,629	—	166,180,071	—
Enhanced International Equity Index	777,137,783	—	630,558,434	—
Enhanced Large-Cap Growth Index	965,537,496	—	788,223,579	—
Enhanced Large-Cap Value Index	526,034,368	—	327,930,528	—
Social Choice Equity	242,792,454	—	123,554,690	—
Real Estate Securities	469,934,694	—	360,915,412	—
Managed Allocation	107,757,665	—	107,401,621	—
Bond	874,878,793	5,447,872,873	533,697,628	5,225,376,346
Bond Plus	239,371,476	699,709,364	240,953,631	604,270,549
Short-Term Bond	146,328,931	354,021,089	49,646,540	270,185,626
High-Yield	821,674,579	—	636,959,390	—
Tax-Exempt Bond	148,747,915	—	81,999,276	—
Inflation-Linked Bond	—	347,938,131	—	109,274,190
Bond Index	123,087,487	294,415,226	29,234,469	65,213,234

TIAA-CREF Funds ▪ 2010 Annual Report	191

NOTES TO FINANCIAL STATEMENTS

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended September 30, 2010 and 2009 were as follows:

	2010			2009

Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total

Growth & Income	$16,318,559	$—	$16,318,559	$14,658,587	$—	$14,658,587
International Equity	28,182,892	—	28,182,892	59,041,851	—	59,041,851
Large-Cap Growth	3,491,832	—	3,491,832	3,451,563	—	3,451,563
Large-Cap Value	13,933,894	—	13,933,894	21,289,117	—	21,289,117
Mid-Cap Growth	496,000	—	496,000	153,899	—	153,899
Mid-Cap Value	18,954,546	—	18,954,546	14,025,014	2,076,416	16,101,430
Small-Cap Equity	3,919,379	—	3,919,379	2,109,894	—	2,109,894
Large-Cap Growth Index	6,377,675	—	6,377,675	4,870,180	33,141	4,903,321
Large-Cap Value Index	10,801,063	—	10,801,063	12,511,576	379,792	12,891,368
Equity Index	23,368,542	—	23,368,542	19,013,569	—	19,013,569
S&P 500 Index	21,693,120	—	21,693,120	24,236,806	69,341	24,306,147
Small-Cap Blend Index	4,858,574	—	4,858,574	3,669,487	9,005,653	12,675,140
International Equity Index	28,292,148	—	28,292,148	29,261,500	—	29,261,500
Enhanced International Equity Index	8,654,340	—	8,654,340	3,582,257	—	3,582,257
Enhanced Large-Cap Growth Index	5,837,253	—	5,837,253	1,258,710	—	1,258,710
Enhanced Large-Cap Value Index	9,174,158	—	9,174,158	3,036,079	—	3,036,079
Social Choice Equity	10,988,487	—	10,988,487	10,528,953	11,002	10,539,955
Real Estate Securities	12,664,533	—	12,664,533	10,114,179	—	10,114,179
Managed Allocation	12,585,587	—	12,585,587	13,508,274	—	13,508,274
Bond	88,292,347	—	88,292,347	80,945,598	—	80,945,598
Bond Plus	24,924,217	—	24,924,217	23,662,448	—	23,662,448
Short-Term Bond	9,095,799	—	9,095,799	8,941,940	—	8,941,940
High-Yield	45,624,000	—	45,624,000	35,740,264	—	35,740,264
Tax-Exempt Bond *	10,155,144	433,280	10,588,424	9,142,135	97,723	9,239,858
Inflation-Linked Bond	22,295,765	—	22,295,765	29,254	—	29,254
Bond Index	4,772,627	—	4,772,627	75,696	—	75,696
Money Market	491,517	—	491,517	13,737,695	—	13,737,695

*	Includes ordinary income which will not be taxable for federal income tax purposes in 2010 and 2009 of $10,123,626 and $9,120,619 respectively.

As of September 30, 2010, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryover	Post-October Losses	Total

Growth & Income	$451,908	$—	$92,177,540	$(42,173,429)	$(137,188)	$50,318,831
International Equity	19,532,901	—	195,572,226	(831,301,232)	(62,033,984)	(678,230,089)
Large-Cap Growth	—	—	67,917,465	(59,268,783)	(21,704)	8,626,978
Large-Cap Value	14,684,171	—	(36,752,833)	(199,003,852)	(3,914,108)	(224,986,622)
Mid-Cap Growth	—	—	115,698,982	(26,221,186)	—	89,477,796
Mid-Cap Value	18,382,594	—	175,831,297	(131,695,512)	(50,903)	62,467,476
Small-Cap Equity	4,589,595	—	65,265,824	(72,839,444)	—	(2,984,025)
Large-Cap Growth Index	5,590,930	—	44,741,339	(33,633,584)	—	16,698,685
Large-Cap Value Index	10,362,134	—	(94,393,399)	—	(2,870,957)	(86,902,222)
Equity Index	23,477,311	—	134,802,315	(124,784,086)	—	33,495,540
S&P 500 Index	16,972,939	—	(65,481,364)	(26,114,886)	(995,465)	(75,618,776)
Small-Cap Blend Index	5,779,526	—	3,488,525	(24,131,237)	—	(14,863,186)
International Equity Index	37,431,009	—	(59,476,234)	(13,596,459)	(1,360,763)	(37,002,447)
Enhanced International Equity Index	11,711,899	—	23,806,220	(27,395,458)	—	8,122,661
Enhanced Large-Cap Growth Index	32,272,535	—	71,669,840	—	—	103,942,375
Enhanced Large-Cap Value Index	15,332,183	—	47,853,146	—	(5,430,695)	57,754,634
Social Choice Equity	10,219,559	—	17,647,348	(32,546,382)	—	(4,679,475)
Real Estate Securities	1,407,306	—	(14,878,405)	(78,238,473)	(7,604,971)	(99,314,543)
Managed Allocation	9,907	—	3,383,166	(46,431,907)	—	(43,038,834)
Bond	17,339,795	—	126,349,542	—	—	143,689,337
Bond Plus	115,114	—	19,661,592	(11,492,284)	—	8,284,422
Short-Term Bond	39,400	—	8,275,325	(551,961)	—	7,762,764
High-Yield	437,631	—	44,371,407	(28,752,508)	—	16,056,530
Tax-Exempt Bond	514,395	2,924,854	15,355,701	—	—	18,794,950
Inflation-Linked Bond	33,277	—	73,681,981	(5,754,760)	—	67,960,498
Bond Index	613,286	9,060	7,912,579	—	—	8,534,925
Money Market	12,995	—	—	—	—	12,995

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies, gains and losses on redemptions in-kind, and the utilization and expiration of capital loss carryovers.

192	2010 Annual Report ▪ TIAA-CREF Funds

concluded

In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). A fund may also accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the year ended September 30, 2010, the Bond Fund recognized a net capital gain of $10,785,655 as the result of a delivery of $176,335,473 of securities in an in-kind redemption transaction. For federal income tax purposes, the gain is not taxable and therefore will not be distributed to shareholders. The gain was reclassified from accumulated net realized gain (loss) on total investments to paid-in-capital in the Statement of Assets and Liabilities. During the year ended September 30, 2010, the Bond Index Fund received $176,335,473 of securities in an in-kind purchase transaction.

At September 30, 2010, the following Funds had capital loss carryovers, which will expire as follows:

	Date of Expiration

Fund	9/30/11	9/30/12	9/30/13	9/30/14	9/30/15	9/30/16	9/30/17	9/30/18	Total

Growth & Income	$—	$—	$—	$—	$—	$—	$42,173,429	$—	$42,173,429
International Equity	—	—	—	—	—	—	429,461,012	401,840,220	831,301,232
Large-Cap Growth	9,870,740	1,691,917	—	—	—	—	47,706,126	—	59,268,783
Large-Cap Value	—	—	—	—	—	141,610	163,721,352	35,140,890	199,003,852
Mid-Cap Growth	—	—	—	—	—	—	26,221,186	—	26,221,186
Mid-Cap Value	—	—	—	—	—	—	36,381,698	95,313,814	131,695,512
Small-Cap Equity	—	—	—	—	—	2,890,078	53,285,757	16,663,609	72,839,444
Large-Cap Growth Index	—	—	—	—	—	—	16,633,304	17,000,280	33,633,584
Equity Index	—	—	—	—	—	21,401,625	14,558,187	88,824,274	124,784,086
S&P 500 Index	—	—	—	—	—	—	24,908,460	1,206,426	26,114,886
Small-Cap Blend Index	—	—	—	—	—	496,549	632,958	23,001,730	24,131,237
International Equity Index	—	—	—	—	—	—	800,640	12,795,819	13,596,459
Enhanced International Equity Index	—	—	—	—	—	1	16,054,631	11,340,826	27,395,458
Social Choice Equity	—	—	—	—	—	—	13,466,640	19,079,742	32,546,382
Real Estate Securities	—	—	—	—	—	—	53,838,968	24,399,505	78,238,473
Managed Allocation	—	—	—	—	—	—	12,808,552	33,623,355	46,431,907
Bond Plus	—	—	—	—	—	—	11,492,284	—	11,492,284
Short-Term Bond	—	—	50,052	501,909	—	—	—	—	551,961
High-Yield	—	—	—	—	—	—	21,958,925	6,793,583	28,752,508
Inflation-Linked Bond	—	—	—	—	2,826,986	—	1,811,107	1,116,667	5,754,760

On July 20, 2010, the Trustees approved a change of the Funds’ fiscal year ends. This change will accelerate the date of expiration of capital loss carryovers. Please see Note 7 for further discussion of the changes.

For the year ended September 30, 2010, the Growth & Income Fund, Large-Cap Growth Fund, Mid-Cap Growth Fund, Large-Cap Value Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Bond Fund, Bond Plus Fund, Short-Term Bond Fund and Money Market Fund utilized $3,987,992, $18,992,294, $9,981,571, $993,800, $6,173,532, $2,569,501, $27,626,910, $7,131,682, $2,038,582, and $1,092 respectively, of their capital loss carryover available from prior years. The Growth & Income Fund, Large-Cap Growth Fund, and High-Yield Fund had $918,128, $41,609,658, and $398,437 respectively, of their capital loss carryover expire on September 30, 2010.

Due to reorganizations in prior years the future utilization of the Equity Index and Small-Cap Blend Index Funds capital losses and capital loss carryovers may be subject to limitations under the Internal Revenue Code and Regulations thereunder.

Note 6—line of credit

Each of the Funds, except the Money Market Fund, participates in a $1 billion dollar unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 29, 2010, the unsecured revolving credit facility was $750 million. For the year ended September 30, 2010, there were no borrowings under this credit facility by the Funds.

Note 7—Change in Fiscal Year End

On July 20, 2010, the Trustees approved a change of the Funds’ fiscal year end from September 30 to October 31 for all Funds, except the following:

March 31 –	Bond, Bond Index, Bond Plus, High-Yield, Inflation-Linked Bond, Money Market, Real Estate Securities, Short-Term Bond and Tax-Exempt Bond

TIAA-CREF Funds ▪ 2010 Annual Report	193

NOTES TO FINANCIAL STATEMENTS

May 31 –	Lifecycle 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 and Retirement Income Lifecycle Index 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 and Retirement Income Managed Allocation

The Emerging Markets Equity and Emerging Markets Equity Index Funds commenced operations on August 31, 2010, with a fiscal year end of October 31.

194	2010 Annual Report ▪ TIAA-CREF Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Growth & Income Fund, International Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, Managed Allocation Fund, Bond Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund, and Money Market Fund (constituting the TIAA-CREF Funds, hereafter referred to as the “Funds”), at September 30, 2010, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
November 22, 2010

TIAA-CREF Funds ▪ 2010 Annual Report	195

MANAGEMENT (UNAUDITED)

TRUSTEES AND OFFICERS OF THE TIAA-CREF FUNDS

Disinterested trustees
Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	68

Director of GMO, Director and member of the Investment Committee, the Maine Coast Heritage Trust; Investment Committee member, Gulf of Maine Research Institute, Maine Community Foundation and Carnegie Endowment for International Peace; Director, Appalachian Mountain Club and the Butler Conservation Fund, Inc.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	68

Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc.; Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Trustee	Indefinite term. Trustee since 2005.	President and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment adviser).	68	Director, Smith Breeden Associates, Inc. (investment adviser).

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007). Chief Operating Officer, DDJ Capital Management (2003–2006); and Executive Vice President (2000–2002), Senior Vice President (1995–2000) and Vice President (1992–1995), Fidelity Investments.	68	Director, Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	68	None

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser); President and Managing Principal, Windermere Investment Associates (1997–2006); Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994–1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993–1997).	68	None

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009); Chairman, Oppenheimer Funds, Inc. (2000–2001), Chief Executive Officer (1995–2001), President (1991–2000), and Chief Operating Officer (1989–1995) of that firm.	68

Director, Prudential plc; Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; Governors Committee on Scholastic Achievement, William T. Grant Foundation; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (since 2008); Mitsui Professor of Economics (since 1996), Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department, Massachusetts Institute of Technology (MIT); Program Director, National Bureau of Economic Research (1990–2008).	68	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research.

196	2010 Annual Report ▪ TIAA-CREF Funds

Disinterested trustees — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman of the Board and Trustee	Indefinite term as Trustee; Chairman for term ending June 30, 2012. Trustee since 1999. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	68	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987); Associate Dean for Research (2001–2002), Associate Director of Research (2000–2003), the Center for International Business Education and Research, University of Texas at Austin, and Director of the Bureau of Business Research, University of Texas at Austin (2001–2002).	68	Governing Council, Independent Directors Council (mutual funds).

Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marvin W. Adams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/16/57	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President of Shared Services (since 2010) and Technology and Operations (2010) of Teachers Insurance and Annuity Association of America (“TIAA”), Teachers Advisors, Inc. (“Advisors”) and TIAA-CREF Investment Management, LLC (“Investment Management”), and Executive Vice President of the TIAA-CREF Funds, CREF, TIAA-CREF Life Funds and TIAA-CREF Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since 2010); President, Fidelity Shared Services, Fidelity Investments (2007–2009); Chief Information Officer and CIO Council Head, Citigroup (2006–2007); Senior Vice President of Corporate Strategy and Chief Information Officer, Ford Motor Company (2000–2006); Executive Vice President and Chief Information Officer, Bank One Corporation (1994–2000); Head of Worldwide Engineering Systems, Xerox (1991–1994).

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex (since 2009); Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009); Special Advisor to the Chairman for International Derivatives (1995–1996), U.S. Securities and Exchange Commission; and Director, Division of Market Regulation (1993–1995), U.S. Securities and Exchange Commission.

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of TIAA, TIAA Separate Account VA-3 and the TIAA-CREF Fund Complex (since 2008), Vice President, Senior Compliance Officer of Asset Management Compliance of TIAA and Chief Compliance Officer of Investment Management (since 2008), Chief Compliance Officer of Advisors (2008); Managing Director/Director of Global Compliance, AIG Global Investment Group (2000–2008); Senior Vice President/Group Head, Regulatory Oversight Group, Scudder Kemper Investments, Inc. (1998–2000); Chief Compliance Officer/Vice President, Legal Department, Salomon Brothers Asset Management, Inc. (1997–1998); Assistant General Counsel/Director, Securities Law Compliance, the Prudential Insurance Company of America (1994–1997); Staff Attorney, Division of Enforcement, U.S. Securities and Exchange Commission (1988–1994); and Staff Attorney, New York Office of Special Prosecutor (Howard Beach case) (1987–1988).

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2007.

President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007), Executive Vice President (since 1997) of CREF and TIAA Separate Account VA-1, Executive Vice President, Investments, Research, Institute & Strategy (since 2009), Executive Vice President, Head of Asset Management (2006–2009), Executive Vice President and Chief Investment Officer (2005) of TIAA, Director of Advisors (since 2004), President and Chief Executive Officer of Investment Management and Advisors and Manager of Investment Management (since 2004), Manager of TIAA Realty Capital Management, LLC (2004–2006), Chief Investment Officer of TIAA (2004–2006), Director of TIAA Global Markets, Inc. (2004–2005), Director of TIAA-CREF Life Insurance Company (1997–2006), and Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).

TIAA-CREF Funds ▪ 2010 Annual Report	197

MANAGEMENT (UNAUDITED)

TRUSTEES AND OFFICERS OF THE TIAA-CREF FUNDS

Executive officers — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009), Treasurer of CREF (since 2008), Director of Advisors (since 2008); Chief Financial Officer, Van Kampen Funds (2005–2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995–2005).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA, Executive Vice President of the TIAA-CREF Fund Complex (since 2009), Executive Vice President, Risk Management of Advisors and Investment Management (since 2009), Senior Managing Director and Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009), Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA, Director, TIAA-CREF Life Insurance Company (2006–2008), Director, TPIS, Advisors and Investment Management (2008), Head of Risk Management of Advisors and Investment Management (2005–2006); Senior Vice President, Risk Management Department, Lehman Brothers (1996–2004).

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since 2008.

Senior Vice President (since 2010) and Corporate Secretary of TIAA and Vice President and Corporate Secretary of the TIAA-CREF Fund Complex (since 2008). Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008); and Deputy General Counsel, Secretary and Corporate Governance Officer, The Gillette Company (2000–2005).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Human Resources (since 2010, 2005–2007) and Executive Vice President of Human Resources and Corporate Services (2007–2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2003), Director, TIAA-CREF Life Insurance Company (2003–2006); First Vice President and Head of Human Resources, International Private Client Division, Merrill Lynch & Co. (1999–2003); and Vice President and Head of Human Resources, Japan Morgan Stanley (1998–1999).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President and Chief Operating Officer (since 2010), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), and Executive Vice President, Product Management (2005–2006) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2006), Executive Vice President, Institutional Client Services (2006–2008), Director, TCT Holdings, Inc. (since 2007), Executive Vice President, TIAA-CREF Enterprises, Inc., (2008), Manager, President and Chief Executive Officer, TIAA-CREF Redwood, LLC (since 2006), Director of Tuition Financing (2006–2009), Senior Vice President, Pension Products (2003–2006) and Vice President, Support Services (1998–2003) of TIAA and the TIAA-CREF Fund Complex.

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB:9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President and Chief Marketing and Communications Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010); Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008); Executive Vice President, Public Relations, Marketing and Brand, and Vice President of Investor Relations at AT&T (1996–2005).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223–1200.

198	2010 Annual Report ▪ TIAA-CREF Funds

IMPORTANT TAX INFORMATION (UNAUDITED)

For the fiscal year ended September 30, 2010, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from Section 1250 gains and net long-term capital gains.

Fund	Section 1250 Gains	Long Term Capital Gains	Total

Tax-Exempt Bond	$—	$537,598	$537,598

For the fiscal year ended September 30, 2010, the TIAA-CREF Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Fund	Percentage

Growth & Income	100.00%
International Equity	100.00%
Large-Cap Growth	100.00%
Large-Cap Value	100.00%
Mid-Cap Growth	89.96%
Mid-Cap Value	98.01%
Small-Cap Equity	100.00%
Large-Cap Growth Index	100.00%
Large-Cap Value Index	96.61%
Equity Index	99.93%
S&P 500 Index	100.00%
Small-Cap Blend Index	81.48%
International Equity Index	91.40%
Enhanced International Equity Index	89.48%
Enhanced Large-Cap Growth Index	71.83%
Enhanced Large-Cap Value Index	89.41%
Social Choice Equity	100.00%
Real Estate Securities	0.36%
Managed Allocation	29.29%

For the fiscal year ended September 30, 2010, the TIAA-CREF Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Growth & Income	100.00%
International Equity	1.55%
Large-Cap Growth	100.00%
Large-Cap Value	100.00%
Mid-Cap Growth	89.96%
Mid-Cap Value	89.67%
Small-Cap Equity	100.00%
Large-Cap Growth Index	100.00%
Large-Cap Value Index	96.50%
Equity Index	99.71%
S&P 500 Index	100.00%
Small-Cap Blend Index	81.34%
International Equity Index	0.01%
Enhanced International Equity Index	0.03%
Enhanced Large-Cap Growth Index	71.56%
Enhanced Large-Cap Value Index	89.32%
Social Choice Equity	100.00%
Real Estate Securities	0.13%
Managed Allocation	20.66%

The International Equity, International Equity Index, and Enhanced International Equity Index Funds received income from foreign sources during the year ended September 30, 2010 of $42,868,044 ($0.15989 per share), $47,361,632 ($0.40940 per share), and $15,699,133 ($0.20656 per share) respectively, and paid taxes to foreign countries during the year ended September 30, 2010 of $3,616,206 ($0.01349 per share), $3,778,954 ($0.03267 per share), and $1,244,764 ($0.01638 per share), respectively.

The Tax-Exempt Bond Fund paid distributions to shareholders during the year ended September 30, 2010 totaling $10,588,424, of which $10,123,626 was exempt from federal income tax and has been designated as Exempt Interest Dividends.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2010, which will be reported in conjunction with your 2010 Form 1099-DIV.

By early 2011, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

TIAA-CREF Funds ▪2010 Annual Report	199

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HOW TO REACH US

TIAA-CREF WEBSITE
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AUTOMATED TELEPHONE SERVICE
800 842-2252
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FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2252 for the Institutional, Retirement or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2010 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

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2010 ANNUAL REPORT

TIAA-CREF LIFECYCLE FUNDS
OF THE TIAA-CREF FUNDS

SEPTEMBER 30, 2010
Audited financial statements

UNDERSTANDING YOUR TIAA-CREF LIFECYCLE FUNDS REPORT

This report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds, as of September 30, 2010. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad-based market index.

•	The portfolios of investments list the underlying funds in which each fund had investments as of September 30, 2010.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252 for the Retirement, Institutional or Premier classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

INFORMATION FOR TIAA-CREF LIFECYCLE FUNDS INVESTORS

PORTFOLIO LISTINGS

The complete TIAA-CREF Lifecycle Funds’ portfolios of investments begin on page 32 of this report. You can also obtain complete lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (called “TIAA-CREF Funds Schedules of Investments”) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Funds’ and the TIAA-CREF Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC). (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. A report of how the Lifecycle Funds and underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

FUND MANAGEMENT

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	3

ABOUT THE FUNDS’ COMPOSITE BENCHMARKS

Each Lifecycle fund uses a composite benchmark that represents the five general market sectors in which each fund may invest: U.S. equity (stocks); international equity; fixed income; short-term fixed income; and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s target allocations:

•	Russell 3000® Index (U.S. equity), which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization.

•	MSCI EAFE Index (international equity), which measures the performance of the leading stocks in 22 developed countries outside North America—in Europe, Australasia and the Far East.

•

Barclays Capital U.S. Aggregate Bond Index (fixed income), which measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

•

Barclays Capital U.S. 1–5 Year Government/Credit Bond Index (short-term fixed income), which measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1–5-year maturities.

•

Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets), which measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for all Urban Consumers.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

4	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the TIAA-CREF Lifecycle Funds incur only one of two potential types of costs:

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•

However, they do incur ongoing costs, including management fees and other fund expenses. These include fees for the Lifecycle Funds and fees for the underlying funds; each Lifecycle fund bears its pro rata share of fees and expenses incurred by the underlying funds in which it invests.

The examples that appear in the tables on pages 6 through 9 are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples assume $1,000 was invested on April 1, 2010, and held for six months until September 30, 2010.

ACTUAL EXPENSES

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

           Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in each fund’s entry in the tables shows a hypothetical fund value and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010

Lifecycle Funds—Retirement Class

	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10–9/30/10)	Effective expenses paid† (4/1/10–9/30/10)

2010 Fund actual return	$1,000.00	$1,029.67	$1.27	$3.31
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.29

2015 Fund actual return	$1,000.00	$1,023.99	$1.27	$3.35
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.35

2020 Fund actual return	$1,000.00	$1,018.48	$1.27	$3.39
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.40

2025 Fund actual return	$1,000.00	$1,013.85	$1.26	$3.43
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.45

2030 Fund actual return	$1,000.00	$1,008.06	$1.26	$3.47
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.50

2035 Fund actual return	$1,000.00	$1,002.01	$1.25	$3.51
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.55

2040 Fund actual return	$1,000.00	$1,001.98	$1.25	$3.51
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.55

2045 Fund actual return	$1,000.00	$1,002.60	$1.26	$3.51
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.55

2050 Fund actual return	$1,000.00	$1,002.60	$1.26	$3.51
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.55

Retirement Income Fund actual return	$1,000.00	$1,034.99	$1.28	$3.21
5% annual hypothetical return	1,000.00	1,023.82	1.27	3.19

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the date on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted average expense ratio was 0.65% for the 2010 Fund; 0.66% for the 2015 Fund; 0.67% for the 2020 Fund; 0.68% for the 2025 Fund; 0.69% for the 2030 Fund; 0.70% for the 2035, 2040, 2045 and 2050 Funds; and 0.63% for the Retirement Income Fund.

6	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010	continued

Lifecycle Funds—Institutional Class

	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10–9/30/10)	Effective expenses paid† (4/1/10–9/30/10)

2010 Fund actual return	$1,000.00	$1,030.11	$0.00	$2.04
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.03

2015 Fund actual return	$1,000.00	$1,025.16	$0.00	$2.08
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.08

2020 Fund actual return	$1,000.00	$1,020.32	$0.00	$2.13
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.13

2025 Fund actual return	$1,000.00	$1,015.03	$0.00	$2.17
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.18

2030 Fund actual return	$1,000.00	$1,009.54	$0.00	$2.22
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.23

2035 Fund actual return	$1,000.00	$1,003.61	$0.00	$2.26
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.28

2040 Fund actual return	$1,000.00	$1,003.58	$0.00	$2.26
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.28

2045 Fund actual return	$1,000.00	$1,002.59	$0.00	$2.26
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.28

2050 Fund actual return	$1,000.00	$1,003.89	$0.00	$2.26
5% annual hypothetical return	1,000.00	1,025.07	0.00	2.28

Retirement Income Fund actual return	$1,000.00	$1,036.14	$0.00	$1.94
5% annual hypothetical return	1,000.00	1,025.07	0.00	1.93

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the date on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted average expense ratio was 0.40% for the 2010 Fund; 0.41% for the 2015 Fund; 0.42% for the 2020 Fund; 0.43% for the 2025 Fund; 0.44% for the 2030 Fund; 0.45% for the 2035, 2040, 2045 and 2050 Funds; and 0.38% for the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	7

IMPORTANT INFORMATION ABOUT EXPENSES	continued

EXPENSE EXAMPLE—FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010

Lifecycle Funds—Retail Class

	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10–9/30/10)	Effective expenses paid† (4/1/10–9/30/10)

Retirement Income Fund
actual return	$1,000.00	$1,035.26	$ 0.92	$ 2.86
5% annual hypothetical return	1,000.00	1,024.17	0.91	2.84

*

The amounts in the “Expenses paid” column are based on the fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The expense charge of this fund reflects a contractual waiver and reimbursement. Please see the prospectus for an explanation, including the date on which this waiver and reimbursement are scheduled to end. Without this waiver and reimbursement, the fund’s expenses would have been higher and its performance lower. The annualized expense ratio for the six-month period was 0.18% for the Retail Class of the Retirement Income Fund.

†

The amounts in the “Effective expenses paid” column are based on the fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted average expense ratio was 0.56% for the Retail Class of the Retirement Income Fund.

8	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

concluded

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010

Lifecycle Funds—Premier Class

	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10–9/30/10)	Effective expenses paid† (4/1/10–9/30/10)

2010 Fund actual return	$1,000.00	$1,030.14	$0.76	$2.80
5% annual hypothetical return	1,000.00	1,024.32	0.76	2.79

2015 Fund actual return	$1,000.00	$1,025.19	$0.76	$2.84
5% annual hypothetical return	1,000.00	1,024.32	0.76	2.84

2020 Fund actual return	$1,000.00	$1,020.32	$0.76	$2.89
5% annual hypothetical return	1,000.00	1,024.32	0.76	2.89

2025 Fund actual return	$1,000.00	$1,012.72	$0.76	$2.93
5% annual hypothetical return	1,000.00	1,024.32	0.76	2.94

2030 Fund actual return	$1,000.00	$1,008.35	$0.76	$2.97
5% annual hypothetical return	1,000.00	1,024.32	0.76	2.99

2035 Fund actual return	$1,000.00	$1,002.41	$0.75	$3.01
5% annual hypothetical return	1,000.00	1,024.32	0.76	3.04

2040 Fund actual return	$1,000.00	$1,003.58	$0.75	$3.01
5% annual hypothetical return	1,000.00	1,024.32	0.76	3.04

2045 Fund actual return	$1,000.00	$1,002.60	$0.75	$3.01
5% annual hypothetical return	1,000.00	1,024.32	0.76	3.04

2050 Fund actual return	$1,000.00	$1,002.59	$0.75	$3.01
5% annual hypothetical return	1,000.00	1,024.32	0.76	3.04

Retirement Income Fund
actual return	$1,000.00	$1,035.52	$0.77	$2.70
5% annual hypothetical return	1,000.00	1,024.32	0.76	2.69

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the date on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.15% for the Premier Class of the Lifecycle Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted average expense ratio was 0.55% for the 2010 Fund; 0.56% for the 2015 Fund; 0.57% for the 2020 Fund; 0.58% for the 2025 Fund; 0.59% for the 2030 Fund; 0.60% for the 2035, 2040, 2045 and 2050 Funds; and 0.53% for the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	9

INVESTMENT RESULTS OF THE LIFECYCLE FUNDS

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

All ten of the TIAA-CREF Lifecycle Funds outperformed their respective composite benchmarks for the twelve-month period, with returns for the Retirement Class ranging from 8.65% for the Retirement Income Fund to 9.55% for the 2025 Fund.

Stocks post solid gains despite a slowing economy

The nation’s gross domestic product increased by 5.0% in the last quarter of 2009. Growth then slowed to 3.7% in the first quarter of 2010 and 1.7% in the second quarter. Early estimates had the growth rate at 2.0% in the third quarter.

          However, the Federal Reserve’s decision in mid-August to purchase U.S. Treasury securities in an effort to reduce long-term interest rates, coupled with encouraging corporate earnings and easing concerns over sovereign debt in Europe, helped drive the stock market’s double-digit returns for the twelve-month period.

          The Russell 3000® Index, which measures the broad U.S. stock market, jumped 11.53% during the third quarter, producing a 10.96% return for the twelve months ended September 30, 2010. Foreign stocks rose but lagged U.S. shares. The MSCI EAFE Index, which measures stock performance in 22 developed nations outside North America, gained 2.55% in terms of local currencies and 3.27% in dollar terms.

Corporate bonds outpace Treasuries

With the pace of recovery in doubt, the Federal Reserve maintained its target for the federal funds rate within the historically low range of 0% to 0.25%. The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans. The U.S. bond market continued to benefit from declining long-term interest rates. For the twelve-month period, the Barclays Capital U.S. Aggregate Bond Index, which measures the broad domestic investment-grade, fixed-rate bond market, returned 8.16%, well above its historical norm.

          Corporate bonds posted a solid 12.3% return, while asset-backed securities returned 8.9%. Both U.S. Treasury and agency securities underperformed the Barclays Capital aggregate index for the twelve months, returning 7.3% and 5.7%, respectively. (Sector returns come from the components of the Barclays Capital aggregate index).

          The short-term bond market lagged the broad bond market for the period. The Barclays Capital U.S. 1–5 Year Government/Credit Bond Index, a widely used benchmark for the short-term bond sector, returned 5.15%.

          Inflation-protected U.S. bonds returned 8.9%, as measured by the Barclays Capital U.S. Treasury Inflation

10	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

Protected Securities Index (Series-L).

All ten of the funds outperform their composite benchmarks

All ten Lifecycle Funds posted strong returns for the twelve-month period, and each of the funds outpaced its composite benchmark.

          The Lifecycle Funds invest in five sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Funds do this by investing in various underlying mutual funds that in turn buy stocks, bonds or other securities in these market sectors.

          The returns achieved by a Lifecycle fund depend primarily on how its investments are distributed among the five market sectors and how those sectors perform during a particular period. How a Lifecycle fund performs in comparison with its composite benchmark depends on the performance of the individual underlying funds in comparison with the performance of the public indexes used to represent the market sectors in the fund’s composite benchmark.

          All five market sectors represented in the benchmark produced positive returns for the period but international equity lagged the other four sectors.

          During the twelve-month period, the largest absolute returns were posted by the eight Lifecycle Funds with larger allocations to stocks than to bonds. That was due to the fact that U.S. equity was the best performing market sector for the period, and the funds’ holdings in international equity produced exceptionally strong returns. For example, the 2050 Fund, with a 90% allocation to stocks (both U.S. and international equity) gained 9.38%, while the Retirement Income Fund, with just 40% of its portfolio invested in stocks, returned 8.65%.

          The performance of all of the Lifecycle Funds, relative to their respective composite benchmarks, benefited most from their holdings in the TIAA-CREF International Equity Fund, which outperformed the MSCI EAFE Index by more than nine percentage points during the period. The EAFE index is the component of the funds’ composite benchmark used to measure the performance of international equity.

          Robust returns from the International Equity Fund more than offset the underperformance of the Growth & Income Fund, the Large-Cap Value Fund and the Enhanced Large-Cap Value Index Fund, all of which lagged the Russell 3000 Index. The Russell index is the component of the funds’ composite benchmark used to measure the performance of U.S. equity.

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	11

LIFECYCLE 2010 FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle 2010 Fund	1 year	5 years		since fund inception (10/15/04)

Retirement Class (inception: 10/15/2004)	9.23%	3.08%		4.16%
Institutional Class (inception: 1/17/2007)	9.48	3.28	*	4.33	*
Premier Class (inception: 9/30/2009)	9.32	3.10	*	4.17	*

2010 Fund Composite Index†	8.92	3.36		4.49

Broad-based market index
Barclays Capital U.S. Aggregate Bond Index	8.16	6.20		5.57

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on September 30, 2010, the 2010 Fund Composite Index consisted of: 38.1% Barclays Capital U.S. Aggregate Bond Index; 37.3% Russell 3000® Index; 12.4% MSCI EAFE Index; 6.1% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 6.1% Barclays Capital U.S. TIPS Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

12	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	37.5%	37.5%
International equity	12.5	12.3
Fixed income	38.0	37.7
Short-term fixed income	6.0	6.0
Inflation-protected assets	6.0	6.0
Other assets & liabilities, net	—	0.5

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	13

LIFECYCLE 2015 FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle 2015 Fund	1 year	5 years		since fund inception (10/15/04)

Retirement Class (inception: 10/15/2004)	9.36%	2.74%		4.01%
Institutional Class (inception: 1/17/2007)	9.62	2.93	*	4.17	*
Premier Class (inception: 9/30/2009)	9.47	2.76	*	4.03	*

2015 Fund Composite Index†	9.05	3.00		4.29

Broad-based market index
Russell 3000® Index	10.96	0.92		3.18

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on September 30, 2010, the 2015 Fund Composite Index consisted of: 43.2% Russell 3000 Index; 34.2% Barclays Capital U.S. Aggregate Bond Index; 14.4% MSCI EAFE Index; 4.1% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 4.1% Barclays Capital U.S. TIPS Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

14	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Total allocation	% of net assets as of 9/30/10

U.S. equity	43.5%	43.4%
International equity	14.5	14.4
Fixed income	34.0	33.8
Short-term fixed income	4.0	4.0
Inflation-protected assets	4.0	4.0
Other assets & liabilities, net	—	0.4

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	15

LIFECYCLE 2020 FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle 2020 Fund	1 year	5 years		since fund inception (10/15/04)

Retirement Class (inception: 10/15/2004)	9.36%	2.14%		3.63%
Institutional Class (inception: 1/17/2007)	9.63	2.33	*	3.79	*
Premier Class (inception: 9/30/2009)	9.59	2.18	*	3.67	*

2020 Fund Composite Index†	9.17	2.44		3.92

Broad-based market index Russell 3000® Index	10.96	0.92		3.18

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on September 30, 2010, the 2020 Fund Composite Index consisted of: 49.2% Russell 3000 Index; 30.2% Barclays Capital U.S. Aggregate Bond Index; 16.4% MSCI EAFE Index; 2.1% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 2.1% Barclays Capital U.S. TIPS Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

16	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	49.5%	49.3%
International equity	16.5	16.4
Fixed income	30.0	29.7
Short-term fixed income	2.0	2.1
Inflation-protected assets	2.0	2.0
Other assets & liabilities, net	—	0.5

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	17

LIFECYCLE 2025 FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle 2025 Fund	1 year	5 years		since fund inception (10/15/04)

Retirement Class (inception: 10/15/2004)	9.55%	1.62%		3.30%
Institutional Class (inception: 1/17/2007)	9.76	1.81	*	3.47	*
Premier Class (inception: 9/30/2009)	9.47	1.60	*	3.29	*

2025 Fund Composite Index†	9.25	1.89		3.55

Broad-based market index Russell 3000® Index	10.96	0.92		3.18

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on September 30, 2010, the 2025 Fund Composite Index consisted of: 55.2% Russell 3000 Index; 26.2% Barclays Capital U.S. Aggregate Bond Index; 18.4% MSCI EAFE Index; 0.1% Barclays Capital U.S. TIPS Index (Series-L); and 0.1% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

18	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	55.5%	55.2%
International equity	18.5	18.4
Fixed income	26.0	25.7
Short-term fixed income	0.0	0.1
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	0.6

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	19

LIFECYCLE 2030 FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle 2030 Fund	1 year	5 years		since fund inception (10/15/04)

Retirement Class (inception: 10/15/2004)	9.51%	1.07%		2.87%
Institutional Class (inception: 1/17/2007)	9.80	1.26	*	3.03	*
Premier Class (inception: 9/30/2009)	9.50	1.07	*	2.86	*

2030 Fund Composite Index†	9.23	1.33		3.17

Broad-based market index
Russell 3000® Index	10.96	0.92		3.18

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on September 30, 2010, the 2030 Fund Composite Index consisted of: 61.2% Russell 3000 Index; 20.4% MSCI EAFE Index; and 18.4% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

20	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	61.5%	61.2%
International equity	20.5	20.4
Fixed income	18.0	17.8
Short-term fixed income	0.0	0.0
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	0.6

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	21

LIFECYCLE 2035 FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle 2035 Fund	1 year	5 years		since fund inception (10/15/04)

Retirement Class (inception: 10/15/2004)	9.33%	0.92%		2.85%
Institutional Class (inception: 1/17/2007)	9.67	1.12	*	3.01	*
Premier Class (inception: 9/30/2009)	9.50	0.95	*	2.87	*

2035 Fund Composite Index†	9.17	1.17		3.15

Broad-based market index
Russell 3000® Index	10.96	0.92		3.18

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on September 30, 2010, the 2035 Fund Composite Index consisted of: 67.2% Russell 3000 Index; 22.4% MSCI EAFE Index; and 10.4% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

22	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	67.5%	66.9%
International equity	22.5	22.6
Fixed income	10.0	9.8
Short-term fixed income	0.0	0.0
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	0.7

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	23

LIFECYCLE 2040 FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle 2040 Fund	1 year	5 years		since fund inception (10/15/04)

Retirement Class (inception: 10/15/2004)	9.42%	1.20%		3.19%
Institutional Class (inception: 1/17/2007)	9.65	1.39	*	3.35	*
Premier Class (inception: 9/30/2009)	9.61	1.24	*	3.22	*

2040 Fund Composite Index†	9.19	1.39		3.43

Broad-based market index Russell 3000® Index	10.96	0.92		3.18

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Institutional and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Retirement Class. The performance for these periods has not been restated to reflect the lower expenses of the Institutional and Premier classes. If those lower expenses had been reflected, the performance of these two classes shown for these periods would have been higher.

†

As of the close of business on September 30, 2010, the 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

24	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	67.5%	67.1%
International equity	22.5	22.7
Fixed income	10.0	9.6
Short-term fixed income	0.0	0.0
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	0.6

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	25

LIFECYCLE 2045 FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle 2045 Fund	1 year	since fund inception (11/30/07)

Retirement Class (inception: 11/30/2007)	9.32%		–6.74%
Institutional Class (inception: 11/30/2007)	9.58	–6.53
Premier Class (inception: 9/30/2009)	9.39	–6.72	*

2045 Fund Composite Index†	9.19	–5.48

Broad-based market index Russell 3000® Index	10.96	–6.04

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.

†

As of the close of business on September 30, 2010, the 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

26	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	67.5%	66.5%
International equity	22.5	22.5
Fixed income	10.0	9.6
Short-term fixed income	0.0	0.0
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	1.4

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	27

LIFECYCLE 2050 FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle 2050 Fund	1 year	since fund inception (11/30/07)

Retirement Class (inception: 11/30/2007)	9.38%	–6.86%
Institutional Class (inception: 11/30/2007)	9.63	–6.60
Premier Class (inception: 9/30/2009)	9.45	–6.84	*

2050 Fund Composite Index†	9.19	–5.48

Broad-based market index
Russell 3000® Index	10.96	–6.04

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.

†

As of the close of business on September 30, 2010, the 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

28	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	67.5%	66.7%
International equity	22.5	22.5
Fixed income	10.0	9.7
Short-term fixed income	0.0	0.0
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	1.1

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	29

LIFECYCLE RETIREMENT INCOME FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle Retirement Income Fund	1 year	since fund inception (11/30/07)

Retirement Class (inception: 11/30/2007)	8.65%	0.69%
Institutional Class (inception: 11/30/2007)	9.01	0.97
Retail Class (inception: 11/30/2007)	8.76	0.88
Premier Class (inception: 9/30/2009)	8.86	0.76	*

Retirement Income Fund Composite Index†	8.63	1.61

Broad-based market index
Barclays Capital U.S. Aggregate Bond Index	8.16	6.85

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

The performance shown for the Premier Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Premier Class. If these lower expenses had been reflected, the performance of the Premier Class shown for this period would have been higher.

†

As of the close of business on September 30, 2010, the Retirement Income Fund Composite Index consisted of: 40.0% Barclays Capital U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE Index; 10.0% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 10.0% Barclays Capital U.S. TIPS Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

30	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	30.0%	30.0%
International equity	10.0	10.0
Fixed income	40.0	39.5
Short-term fixed income	10.0	9.9
Inflation-protected assets	10.0	9.8
Other assets & liabilities, net	—	0.8

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	31

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2010 FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
17,342,585	TIAA-CREF Bond Fund		$185,565,656	34.7%
1,622,302	TIAA-CREF High-Yield Fund		15,801,220	3.0

			201,366,876	37.7

INFLATION-PROTECTED ASSETS
2,858,564	TIAA-CREF Inflation-Linked Bond Fund		32,044,506	6.0

			32,044,506	6.0

INTERNATIONAL EQUITY
32,493	TIAA-CREF Emerging Markets Equity Fund		359,050	0.0
4,794,913	TIAA-CREF Enhanced International Equity Index Fund		32,701,307	6.1
3,688,431	TIAA-CREF International Equity Fund		33,011,458	6.2

			66,071,815	12.3

SHORT-TERM FIXED INCOME
4,014,434	TIAA-CREF Money Market Fund		4,014,434	0.8
2,689,379	TIAA-CREF Short-Term Bond Fund		28,050,226	5.2

			32,064,660	6.0

U.S. EQUITY
5,370,607	TIAA-CREF Enhanced Large-Cap Growth Index Fund		46,348,341	8.6
6,157,831	TIAA-CREF Enhanced Large-Cap Value Index Fund		46,060,575	8.6
3,181,218	TIAA-CREF Growth & Income Fund		26,149,609	4.9
3,285,455	TIAA-CREF Large-Cap Growth Fund		30,817,564	5.8
2,596,156	TIAA-CREF Large-Cap Value Fund		30,712,525	5.7
129,502	TIAA-CREF Mid-Cap Growth Fund		2,182,111	0.4
158,699	TIAA-CREF Mid-Cap Value Fund		2,447,131	0.5
1,269,049	TIAA-CREF Small-Cap Equity Fund		15,964,632	3.0

			200,682,488	37.5

	TOTAL TIAA-CREF FUNDS	(Cost $504,883,955)	532,230,345	99.5

	TOTAL PORTFOLIO	(Cost $504,883,955)	532,230,345	99.5
	OTHER ASSETS & LIABILITIES, NET		2,519,301	0.5

	NET ASSETS		$534,749,646	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

32	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2015 FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
18,755,740	TIAA-CREF Bond Fund		$200,686,415	30.3%
2,352,902	TIAA-CREF High-Yield Fund		22,917,264	3.5

			223,603,679	33.8

INFLATION-PROTECTED ASSETS
2,372,046	TIAA-CREF Inflation-Linked Bond Fund		26,590,635	4.0

			26,590,635	4.0

INTERNATIONAL EQUITY
102,831	TIAA-CREF Emerging Markets Equity Fund		1,136,278	0.2
6,862,918	TIAA-CREF Enhanced International Equity Index Fund		46,805,098	7.1
5,280,295	TIAA-CREF International Equity Fund		47,258,645	7.1

			95,200,021	14.4

SHORT-TERM FIXED INCOME
2,555,633	TIAA-CREF Short-Term Bond Fund		26,655,252	4.0

			26,655,252	4.0

U.S. EQUITY
7,690,641	TIAA-CREF Enhanced Large-Cap Growth Index Fund		66,370,231	10.0
8,819,059	TIAA-CREF Enhanced Large-Cap Value Index Fund		65,966,559	10.0
4,555,770	TIAA-CREF Growth & Income Fund		37,448,428	5.7
4,708,572	TIAA-CREF Large-Cap Growth Fund		44,166,407	6.7
3,717,575	TIAA-CREF Large-Cap Value Fund		43,978,909	6.6
185,484	TIAA-CREF Mid-Cap Growth Fund		3,125,409	0.5
227,241	TIAA-CREF Mid-Cap Value Fund		3,504,056	0.5
1,817,263	TIAA-CREF Small-Cap Equity Fund		22,861,168	3.4

			287,421,167	43.4

	TOTAL TIAA-CREF FUNDS	(Cost $626,513,280)	659,470,754	99.6

	TOTAL PORTFOLIO	(Cost $626,513,280)	659,470,754	99.6
	OTHER ASSETS & LIABILITIES, NET		2,660,159	0.4

	NET ASSETS		$662,130,913	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	33

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2020 FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
18,521,736	TIAA-CREF Bond Fund		$198,182,575	26.0%
2,900,364	TIAA-CREF High-Yield Fund		28,249,549	3.7

			226,432,124	29.7

INFLATION-PROTECTED ASSETS
1,383,618	TIAA-CREF Inflation-Linked Bond Fund		15,510,362	2.0

			15,510,362	2.0

INTERNATIONAL EQUITY
166,008	TIAA-CREF Emerging Markets Equity Fund		1,834,386	0.3
8,966,854	TIAA-CREF Enhanced International Equity Index Fund		61,153,945	8.0
6,900,051	TIAA-CREF International Equity Fund		61,755,457	8.1

			124,743,788	16.4

SHORT-TERM FIXED INCOME
1,490,885	TIAA-CREF Short-Term Bond Fund		15,549,934	2.1

			15,549,934	2.1

U.S. EQUITY
10,052,636	TIAA-CREF Enhanced Large-Cap Growth Index Fund		86,754,248	11.4
11,527,796	TIAA-CREF Enhanced Large-Cap Value Index Fund		86,227,918	11.3
5,954,431	TIAA-CREF Growth & Income Fund		48,945,425	6.4
6,154,239	TIAA-CREF Large-Cap Growth Fund		57,726,760	7.6
4,859,150	TIAA-CREF Large-Cap Value Fund		57,483,745	7.6
242,448	TIAA-CREF Mid-Cap Growth Fund		4,085,251	0.5
297,024	TIAA-CREF Mid-Cap Value Fund		4,580,110	0.6
2,375,456	TIAA-CREF Small-Cap Equity Fund		29,883,242	3.9

			375,686,699	49.3

	TOTAL TIAA-CREF FUNDS	(Cost $719,951,720)	757,922,907	99.5

	TOTAL PORTFOLIO	(Cost $719,951,720)	757,922,907	99.5
	OTHER ASSETS & LIABILITIES, NET		3,729,199	0.5

	NET ASSETS		$761,652,106	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

34	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2025 FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
14,579,953	TIAA-CREF Bond Fund		$156,005,493	21.7%
2,903,667	TIAA-CREF High-Yield Fund		28,281,720	4.0

			184,287,213	25.7

INFLATION-PROTECTED ASSETS
43,914	TIAA-CREF Inflation-Linked Bond Fund		492,281	0.0

			492,281	0.0

INTERNATIONAL EQUITY
161,920	TIAA-CREF Emerging Markets Equity Fund		1,789,211	0.3
9,488,183	TIAA-CREF Enhanced International Equity Index Fund		64,709,410	9.0
7,311,412	TIAA-CREF International Equity Fund		65,437,134	9.1

			131,935,755	18.4

SHORT-TERM FIXED INCOME
47,297	TIAA-CREF Short-Term Bond Fund		493,306	0.1

			493,306	0.1

U.S. EQUITY
10,610,573	TIAA-CREF Enhanced Large-Cap Growth Index Fund		91,569,247	12.7
12,164,638	TIAA-CREF Enhanced Large-Cap Value Index Fund		90,991,492	12.7
6,283,331	TIAA-CREF Growth & Income Fund		51,648,981	7.2
6,491,956	TIAA-CREF Large-Cap Growth Fund		60,894,548	8.5
5,129,110	TIAA-CREF Large-Cap Value Fund		60,677,376	8.4
255,957	TIAA-CREF Mid-Cap Growth Fund		4,312,883	0.6
313,591	TIAA-CREF Mid-Cap Value Fund		4,835,578	0.7
2,506,854	TIAA-CREF Small-Cap Equity Fund		31,536,221	4.4

			396,466,326	55.2

	TOTAL TIAA-CREF FUNDS	(Cost $677,786,343)	713,674,881	99.4

	TOTAL PORTFOLIO	(Cost $677,786,343)	713,674,881	99.4
	OTHER ASSETS & LIABILITIES, NET		4,022,923	0.6

	NET ASSETS		$717,697,804	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	35

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2030 FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
8,908,372	TIAA-CREF Bond Fund		$95,319,580	13.9%
2,758,022	TIAA-CREF High-Yield Fund		26,863,136	3.9

			122,182,716	17.8

INTERNATIONAL EQUITY
174,297	TIAA-CREF Emerging Markets Equity Fund		1,925,979	0.3
10,049,903	TIAA-CREF Enhanced International Equity Index Fund		68,540,335	10.0
7,757,117	TIAA-CREF International Equity Fund		69,426,197	10.1

			139,892,511	20.4

U.S. EQUITY
11,221,591	TIAA-CREF Enhanced Large-Cap Growth Index Fund		96,842,331	14.1
12,863,332	TIAA-CREF Enhanced Large-Cap Value Index Fund		96,217,725	14.0
6,643,368	TIAA-CREF Growth & Income Fund		54,608,485	8.0
6,862,831	TIAA-CREF Large-Cap Growth Fund		64,373,355	9.4
5,426,574	TIAA-CREF Large-Cap Value Fund		64,196,365	9.4
270,973	TIAA-CREF Mid-Cap Growth Fund		4,565,893	0.7
331,967	TIAA-CREF Mid-Cap Value Fund		5,118,938	0.7
2,651,558	TIAA-CREF Small-Cap Equity Fund		33,356,602	4.9

			419,279,694	61.2

	TOTAL TIAA-CREF FUNDS	(Cost $642,261,724)	681,354,921	99.4

	TOTAL PORTFOLIO	(Cost $642,261,724)	681,354,921	99.4
	OTHER ASSETS & LIABILITIES, NET		4,053,109	0.6

	NET ASSETS		$685,408,030	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

36	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2035 FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
3,794,288	TIAA-CREF Bond Fund		$40,598,878	6.0%
2,678,115	TIAA-CREF High-Yield Fund		26,084,842	3.8

			66,683,720	9.8

INTERNATIONAL EQUITY
199,852	TIAA-CREF Emerging Markets Equity Fund		2,208,368	0.3
10,979,978	TIAA-CREF Enhanced International Equity Index Fund		74,883,452	11.0
8,528,827	TIAA-CREF International Equity Fund		76,333,000	11.3

			153,424,820	22.6

U.S. EQUITY
12,153,601	TIAA-CREF Enhanced Large-Cap Growth Index Fund		104,885,580	15.6
13,920,478	TIAA-CREF Enhanced Large-Cap Value Index Fund		104,125,173	15.4
7,185,612	TIAA-CREF Growth & Income Fund		59,065,733	8.7
7,407,577	TIAA-CREF Large-Cap Growth Fund		69,483,068	10.2
5,879,139	TIAA-CREF Large-Cap Value Fund		69,550,211	10.2
293,680	TIAA-CREF Mid-Cap Growth Fund		4,948,504	0.7
360,010	TIAA-CREF Mid-Cap Value Fund		5,551,347	0.8
2,870,264	TIAA-CREF Small-Cap Equity Fund		36,107,918	5.3

			453,717,534	66.9

	TOTAL TIAA-CREF FUNDS	(Cost $625,571,446)	673,826,074	99.3

	TOTAL PORTFOLIO	(Cost $625,571,446)	673,826,074	99.3
	OTHER ASSETS & LIABILITIES, NET		4,825,238	0.7

	NET ASSETS		$678,651,312	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	37

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2040 FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
5,371,128	TIAA-CREF Bond Fund		$57,471,065	5.7%
3,961,576	TIAA-CREF High-Yield Fund		38,585,754	3.9

			96,056,819	9.6

INTERNATIONAL EQUITY
269,376	TIAA-CREF Emerging Markets Equity Fund		2,976,603	0.3
16,313,583	TIAA-CREF Enhanced International Equity Index Fund		111,258,637	11.1
12,669,884	TIAA-CREF International Equity Fund		113,395,465	11.3

			227,630,705	22.7

U.S. EQUITY
18,063,834	TIAA-CREF Enhanced Large-Cap Growth Index Fund		155,890,890	15.5
20,686,407	TIAA-CREF Enhanced Large-Cap Value Index Fund		154,734,321	15.5
10,680,534	TIAA-CREF Growth & Income Fund		87,793,988	8.7
11,006,851	TIAA-CREF Large-Cap Growth Fund		103,244,265	10.3
8,739,213	TIAA-CREF Large-Cap Value Fund		103,384,887	10.3
436,408	TIAA-CREF Mid-Cap Growth Fund		7,353,467	0.7
535,134	TIAA-CREF Mid-Cap Value Fund		8,251,771	0.8
4,265,759	TIAA-CREF Small-Cap Equity Fund		53,663,251	5.3

			674,316,840	67.1

	TOTAL TIAA-CREF FUNDS	(Cost $917,446,794)	998,004,364	99.4

	TOTAL PORTFOLIO	(Cost $917,446,794)	998,004,364	99.4
	OTHER ASSETS & LIABILITIES, NET		6,316,827	0.6

	NET ASSETS		$1,004,321,191	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2045 FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
514,003	TIAA-CREF Bond Fund		$5,499,833	5.7%
378,981	TIAA-CREF High-Yield Fund		3,691,271	3.9

			9,191,104	9.6

INTERNATIONAL EQUITY
39,154	TIAA-CREF Emerging Markets Equity Fund		432,647	0.5
1,525,624	TIAA-CREF Enhanced International Equity Index Fund		10,404,752	10.9
1,181,014	TIAA-CREF International Equity Fund		10,570,079	11.1

			21,407,478	22.5

U.S. EQUITY
1,695,801	TIAA-CREF Enhanced Large-Cap Growth Index Fund		14,634,758	15.4
1,943,208	TIAA-CREF Enhanced Large-Cap Value Index Fund		14,535,199	15.3
1,002,217	TIAA-CREF Growth & Income Fund		8,238,220	8.6
1,034,220	TIAA-CREF Large-Cap Growth Fund		9,700,982	10.2
819,995	TIAA-CREF Large-Cap Value Fund		9,700,545	10.2
41,002	TIAA-CREF Mid-Cap Growth Fund		690,882	0.7
50,244	TIAA-CREF Mid-Cap Value Fund		774,761	0.8
400,595	TIAA-CREF Small-Cap Equity Fund		5,039,490	5.3

			63,314,837	66.5

	TOTAL TIAA-CREF FUNDS	(Cost $83,429,897)	93,913,419	98.6

	TOTAL PORTFOLIO	(Cost $83,429,897)	93,913,419	98.6
	OTHER ASSETS & LIABILITIES, NET		1,340,913	1.4

	NET ASSETS		$95,254,332	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	39

PORTFOLIO OF INVESTMENTS

LIFECYCLE 2050 FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
256,254	TIAA-CREF Bond Fund		$2,741,918	5.8%
188,956	TIAA-CREF High-Yield Fund		1,840,435	3.9

			4,582,353	9.7

INTERNATIONAL EQUITY
23,443	TIAA-CREF Emerging Markets Equity Fund		259,042	0.6
759,668	TIAA-CREF Enhanced International Equity Index Fund		5,180,939	10.9
585,111	TIAA-CREF International Equity Fund		5,236,741	11.0

			10,676,722	22.5

U.S. EQUITY
848,312	TIAA-CREF Enhanced Large-Cap Growth Index Fund		7,320,931	15.4
972,080	TIAA-CREF Enhanced Large-Cap Value Index Fund		7,271,162	15.4
501,179	TIAA-CREF Growth & Income Fund		4,119,692	8.7
517,492	TIAA-CREF Large-Cap Growth Fund		4,854,078	10.2
409,684	TIAA-CREF Large-Cap Value Fund		4,846,557	10.2
20,494	TIAA-CREF Mid-Cap Growth Fund		345,326	0.7
25,083	TIAA-CREF Mid-Cap Value Fund		386,781	0.8
200,217	TIAA-CREF Small-Cap Equity Fund		2,518,727	5.3

			31,663,254	66.7

	TOTAL TIAA-CREF FUNDS	(Cost $41,822,186)	46,922,329	98.9

	TOTAL PORTFOLIO	(Cost $41,822,186)	46,922,329	98.9
	OTHER ASSETS & LIABILITIES, NET		522,436	1.1

	NET ASSETS		$47,444,765	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE RETIREMENT INCOME FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
2,478,699	TIAA-CREF Bond Fund		$26,522,078	38.5%
70,227	TIAA-CREF High-Yield Fund		684,011	1.0

			27,206,089	39.5

INFLATION-PROTECTED ASSETS
605,153	TIAA-CREF Inflation-Linked Bond Fund		6,783,771	9.8

			6,783,771	9.8

INTERNATIONAL EQUITY
15,015	TIAA-CREF Emerging Markets Equity Fund		165,913	0.2
491,102	TIAA-CREF Enhanced International Equity Index Fund		3,349,316	4.9
376,181	TIAA-CREF International Equity Fund		3,366,816	4.9

			6,882,045	10.0

SHORT-TERM FIXED INCOME
1,018,384	TIAA-CREF Money Market Fund		1,018,384	1.5
554,342	TIAA-CREF Short-Term Bond Fund		5,781,786	8.4

			6,800,170	9.9

U.S. EQUITY
552,743	TIAA-CREF Enhanced Large-Cap Growth Index Fund		4,770,168	6.9
634,157	TIAA-CREF Enhanced Large-Cap Value Index Fund		4,743,492	6.9
327,506	TIAA-CREF Growth & Income Fund		2,692,097	3.9
338,760	TIAA-CREF Large-Cap Growth Fund		3,177,572	4.6
267,064	TIAA-CREF Large-Cap Value Fund		3,159,369	4.6
13,328	TIAA-CREF Mid-Cap Growth Fund		224,576	0.3
16,324	TIAA-CREF Mid-Cap Value Fund		251,721	0.4
130,619	TIAA-CREF Small-Cap Equity Fund		1,643,183	2.4

			20,662,178	30.0

	TOTAL TIAA-CREF FUNDS	(Cost $62,018,541)	68,334,253	99.2

	TOTAL PORTFOLIO	(Cost $62,018,541)	68,334,253	99.2
	OTHER ASSETS & LIABILITIES, NET		563,563	0.8

	NET ASSETS		$68,897,816	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	41

STATEMENTS OF ASSETS AND LIABILITIES	continued

TIAA-CREF LIFECYCLE FUNDS ▪ SEPTEMBER 30, 2010

	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund	Lifecycle 2035 Fund

ASSETS
Affiliated investments, at value*	$532,230,345	$659,470,754	$757,922,907	$713,674,881	$681,354,921	$673,826,074
Cash	200,980	—	—	—	—	—
Receivable from securities transactions	10,002,074	11,551,522	11,321,614	8,520,305	5,340,797	1,282,460
Receivable from Fund shares sold	3,095,041	3,664,183	5,758,625	5,334,377	5,047,877	5,808,054
Dividends and interest receivable	594,075	662,481	661,757	533,404	379,505	248,002
Due from investment advisor	6,368	7,598	8,582	8,136	7,804	7,760
Other	4,566	5,230	5,574	5,197	4,930	4,825

Total assets	546,133,449	675,361,768	775,679,059	728,076,300	692,135,834	681,177,175

LIABILITIES
Overdraft payable	—	70,708	81,325	72,713	68,660	65,155
Management fees payable	4,377	5,417	6,220	5,860	5,601	5,537
Service agreement fees payable	9,595	11,872	13,740	12,881	12,409	12,220
Due to affiliates	6,932	7,940	9,206	8,671	8,027	8,536
Payable for securities transactions	11,123,127	13,064,979	13,834,348	10,193,690	6,557,290	2,358,457
Payable for Fund shares redeemed	182,354	—	—	5,588	—	—
Accrued expenses & other payables	57,418	69,939	82,114	79,093	75,817	75,958

Total liabilities	11,383,803	13,230,855	14,026,953	10,378,496	6,727,804	2,525,863

NET ASSETS	$534,749,646	$662,130,913	$761,652,106	$717,697,804	$685,408,030	$678,651,312

NET ASSETS CONSIST OF:
Paid-in-capital	542,918,144	642,181,727	731,607,802	688,817,752	656,946,399	641,626,773
Undistributed net investment income (loss)	8,370,390	7,101,954	6,990,089	5,504,085	3,498,217	1,852,277
Accumulated net realized gain (loss) on total investments	(43,885,278)	(20,110,242)	(14,916,972)	(12,512,571)	(14,129,783)	(13,082,366)
Net unrealized appreciation (depreciation) on total investments	27,346,390	32,957,474	37,971,187	35,888,538	39,093,197	48,254,628

NET ASSETS	$534,749,646	$662,130,913	$761,652,106	$717,697,804	$685,408,030	$678,651,312

RETIREMENT CLASS:
Net assets	$469,156,202	$580,269,859	$672,341,903	$630,705,214	$607,051,235	$598,802,821
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	43,602,660	54,382,405	64,186,393	61,540,347	60,666,444	60,114,661
Net asset value per share	$10.76	$10.67	$10.47	$10.25	$10.01	$9.96

INSTITUTIONAL CLASS:
Net assets	$38,539,057	$50,118,325	$51,076,036	$50,808,835	$45,756,964	$42,534,707
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	4,022,642	5,346,782	5,647,587	5,787,471	5,403,503	5,102,496
Net asset value per share	$9.58	$9.37	$9.04	$8.78	$8.47	$8.34

PREMIER CLASS:
Net assets	$27,054,387	$31,742,729	$38,234,167	$36,183,755	$32,599,831	$37,313,784
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,827,127	3,392,754	4,229,432	4,128,518	3,856,550	4,479,280
Net asset value per share	$9.57	$9.36	$9.04	$8.76	$8.45	$8.33

* Affiliated investments, Cost	$504,883,955	$626,513,280	$719,951,720	$677,786,343	$642,261,724	$625,571,446

42	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	43

STATEMENTS OF ASSETS AND LIABILITIES	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ SEPTEMBER 30, 2010

	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle Retirement Income Fund

ASSETS
Affiliated investments, at value*	$998,004,364	$93,913,419	$46,922,329	$68,334,253
Cash	—	5,869	13,243	—
Receivable from securities transactions	2,083,469	—	—	1,185,065
Receivable from Fund shares sold	7,584,803	1,657,675	676,488	817,770
Dividends and interest receivable	360,260	33,342	16,615	78,687
Due from investment advisor	11,125	1,857	1,357	1,712
Other	7,242	436	209	408

Total assets	1,008,051,263	95,612,598	47,630,241	70,417,895

LIABILITIES
Overdraft payable	106,110	—	—	59,690
Management fees payable	8,205	769	384	560
Service agreement fees payable	18,268	1,704	824	800
Due to affiliates	12,041	781	324	5,903
Payable for securities transactions	3,482,722	315,341	150,615	1,409,749
Payable for Fund shares redeemed	—	—	—	—
Accrued expenses & other payables	102,726	39,671	33,329	43,377

Total liabilities	3,730,072	358,266	185,476	1,520,079

NET ASSETS	$1,004,321,191	$95,254,332	$47,444,765	$68,897,816

NET ASSETS CONSIST OF:
Paid-in-capital	943,959,244	86,160,329	43,500,991	65,522,324
Undistributed net investment income (loss)	2,851,880	199,011	98,626	1,368
Accumulated net realized gain (loss) on total investments	(23,047,503)	(1,588,530)	(1,254,995)	(2,941,588)
Net unrealized appreciation (depreciation) on total investments	80,557,570	10,483,522	5,100,143	6,315,712

NET ASSETS	$1,004,321,191	$95,254,332	$47,444,765	$68,897,816

RETIREMENT CLASS:
Net assets	$893,915,424	$84,309,305	$40,744,895	$39,682,047
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	88,128,043	10,955,275	5,283,225	4,215,148

Net asset value per share	$10.14	$7.70	$7.71	$9.41

INSTITUTIONAL CLASS:
Net assets	$60,554,058	$7,970,313	$5,599,451	$11,110,938
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,205,446	1,030,984	722,666	1,178,536

Net asset value per share	$8.40	$7.73	$7.75	$9.43

RETAIL CLASS:
Net assets	$—	$—	$—	$16,652,012
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	—	1,767,169

Net asset value per share	$—	$—	$—	$9.42

PREMIER CLASS:
Net assets	$49,851,709	$2,974,714	$1,100,419	$1,452,819
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,936,519	385,238	142,145	154,086

Net asset value per share	$8.40	$7.72	$7.74	$9.43

* Affiliated investments, Cost	$917,446,794	$83,429,897	$41,822,186	$62,018,541

44	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	45

STATEMENTS OF OPERATIONS	continued

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD ENDED SEPTEMBER 30, 2010

	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund	Lifecycle 2035 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$11,034,176	$12,444,527	$12,713,710	$11,186,883	$9,696,202	$8,672,011

Total income	11,034,176	12,444,527	12,713,710	11,186,883	9,696,202	8,672,011

EXPENSES
Management fees	479,247	568,618	625,680	590,381	561,235	556,588
Distribution fees - Retirement Class	223,764	265,177	293,666	275,619	263,469	261,651
Distribution fees - Premier Class	9,262	10,185	12,397	12,154	10,800	12,344
Fund administrative fees	36,058	43,665	48,469	45,999	43,851	43,791
Custody fees	13,701	13,702	13,702	13,705	13,702	13,702
Professional fees	24,335	25,511	26,116	25,633	25,300	25,237
Shareholder reports	100,527	114,480	124,428	120,936	115,972	117,952
Shareholder servicing - Retirement Class	1,119,704	1,326,861	1,469,377	1,379,078	1,318,296	1,309,187
Shareholder servicing - Institutional Class	301	317	307	299	306	293
Shareholder servicing - Premier Class	156	176	116	118	270	117
Trustee fees and expenses	4,196	5,019	5,544	5,251	4,998	4,946
Compliance fees	15,136	18,185	20,007	18,910	18,027	17,934
Interest expense	3,245	1,745	1,561	3,795	2,875	2,334
Registration fees	61,992	72,231	76,038	75,588	77,292	81,856
Other expenses	14,907	21,129	28,750	28,280	26,801	27,553

Total expenses	2,106,531	2,487,001	2,746,158	2,595,746	2,483,194	2,475,485
Less: Expenses reimbursed by the investment advisor	(275,469)	(317,163)	(346,114)	(339,524)	(330,371)	(336,677)
Fee waiver by investment advisor and TPIS	(703,011)	(833,796)	(919,346)	(866,000)	(824,705)	(818,239)

Net expenses	1,128,051	1,336,042	1,480,698	1,390,222	1,328,118	1,320,569

Net investment income (loss)	9,906,125	11,108,485	11,233,012	9,796,661	8,368,084	7,351,442

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS:
Net realized gain (loss) from affiliated investments	10,977,373	12,538,225	15,081,518	14,333,708	10,994,001	9,612,312

Net change in unrealized appreciation (depreciation) from affiliated investments	21,661,618	28,568,593	31,848,229	31,119,159	33,363,134	35,134,870

Net realized and unrealized gain (loss) from affiliated investments	32,638,991	41,106,818	46,929,747	45,452,867	44,357,135	44,747,182

Net increase (decrease) in net assets resulting from operations	$42,545,116	$52,215,303	$58,162,759	$55,249,528	$52,725,219	$52,098,624

46	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	47

STATEMENTS OF OPERATIONS	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD ENDED SEPTEMBER 30, 2010

	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle Retirement Income Fund

INVESTMENT INCOME
Dividends from affiliated investments	$13,036,511	$851,458	$413,994	$1,154,449

Total income	13,036,511	851,458	413,994	1,154,449

EXPENSES
Management fees	830,103	60,768	29,591	50,501
Distribution fees - Retirement Class	390,125	27,827	12,952	14,337
Distribution fees - Retail Class	—	—	—	14,418
Distribution fees - Premier Class	17,558	1,304	661	789
Fund administrative fees	65,363	4,849	2,318	3,947
Custody fees	13,700	13,702	13,674	14,163
Professional fees	29,030	18,216	17,894	18,303
Shareholder reports	172,211	30,895	23,391	29,129
Shareholder servicing - Retirement Class	1,951,941	139,464	65,053	72,011
Shareholder servicing - Institutional Class	312	286	287	273
Shareholder servicing - Retail Class	—	—	—	4,667
Shareholder servicing - Premier Class	157	115	109	96
Trustee fees and expenses	7,414	520	387	451
Compliance fees	26,708	1,875	901	2,182
Interest expense	3,491	140	69	450
Registration fees	95,096	66,846	62,546	76,608
Other expenses	36,918	9,752	6,638	7,441

Total expenses	3,640,127	376,559	236,471	309,766
Less: Expenses reimbursed by the investment advisor	(451,743)	(147,595)	(128,577)	(153,420)
Fee waiver by investment advisor and TPIS	(1,220,228)	(88,595)	(42,543)	(64,838)

Net expenses	1,968,156	140,369	65,351	91,508

Net investment income (loss)	11,068,355	711,089	348,643	1,062,941

NET REALIZED AND UNREALIZED GAIN (LOSS) ON AFFILIATED INVESTMENTS:
Net realized gain (loss) from affiliated investments	9,297,640	(952,035)	(534,707)	(339,209)

Net change in unrealized appreciation (depreciation) from affiliated investments	57,162,386	6,377,773	3,169,172	3,727,848

Net realized and unrealized gain (loss) from affiliated investments	66,460,026	5,425,738	2,634,465	3,388,639

Net increase (decrease) in net assets resulting from operations	$77,528,381	$6,136,827	$2,983,108	$4,451,580

48	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	49

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle 2010 Fund		Lifecycle 2015 Fund		Lifecycle 2020 Fund

		September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30 2010	September 30, 2009

OPERATIONS
Net investment income (loss)		$9,906,125	$8,931,229	$11,108,485	$8,597,680	$11,233,012	$8,031,004
Net realized gain (loss) from affiliated investments		10,977,373	(53,121,175)	12,538,225	(31,314,587)	15,081,518	(29,043,080)
Net change in unrealized appreciation (depreciation) from affiliated investments		21,661,618	57,376,042	28,568,593	51,867,826	31,848,229	55,547,838

Net increase (decrease) from operations		42,545,116	13,186,096	52,215,303	29,150,919	58,162,759	34,535,762

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(8,398,807)	(6,989,847)	(9,076,969)	(6,671,276)	(9,068,351)	(5,330,711)
	Institutional Class	(493,693)	(282,473)	(521,574)	(210,178)	(447,934)	(157,348)
	Premier Class*	(6,159)	—	(5,837)	—	(5,501)	—
From realized gains:	Retirement Class	—	(2,832,270)	—	(1,362,021)	—	(1,652,681)
	Institutional Class	—	(102,521)	—	(38,890)	—	(43,684)

Total distributions		(8,898,659)	(10,207,111)	(9,604,380)	(8,282,365)	(9,521,786)	(7,184,424)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	121,741,530	112,641,712	161,829,502	147,291,555	230,529,925	177,117,218
	Institutional Class	22,450,783	9,889,843	32,436,788	11,626,158	34,080,190	10,196,284
	Premier Class*	27,541,461	250,000	31,004,840	250,000	36,753,603	250,000
Reinvestments of distributions:	Retirement Class	8,398,807	9,822,118	9,076,969	8,033,297	9,068,351	6,983,391
	Institutional Class	493,693	384,993	521,574	249,068	447,934	201,033
	Premier Class*	6,159	—	5,837	—	5,501	—
Redemptions:	Retirement Class	(86,724,666)	(81,051,046)	(85,501,135)	(14,400,092)	(90,925,395)	(8,022,464)
	Institutional Class	(4,368,014)	(2,955,904)	(4,050,027)	(1,750,085)	(3,322,228)	(450,695)
	Premier Class*	(1,953,285)	—	(864,807)	—	(571,074)	—

Net increase (decrease) from shareholder transactions		87,586,468	48,981,716	144,459,541	151,299,901	216,066,807	186,274,767

Net increase (decrease) in net assets		121,232,925	51,960,701	187,070,464	172,168,455	264,707,780	213,626,105

NET ASSETS
Beginning of period		413,516,721	361,556,020	475,060,449	302,891,994	496,944,326	283,318,221

End of period		$534,749,646	$413,516,721	$662,130,913	$475,060,449	$761,652,106	$496,944,326

Undistributed net investment income (loss) included in net assets		$8,370,390	$7,362,924	$7,101,954	$5,597,849	$6,990,089	$5,278,863

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	11,880,390	12,733,090	15,929,735	17,043,272	23,083,553	21,263,667
	Institutional Class	2,461,442	1,240,804	3,637,478	1,523,621	3,967,873	1,394,033
	Premier Class*	3,007,872	27,871	3,459,518	28,571	4,265,047	29,656
Shares reinvested:	Retirement Class	833,215	1,148,786	908,606	964,381	923,457	868,581
	Institutional Class	55,100	50,524	59,540	34,026	52,947	28,925
	Premier Class*	687	—	666	—	650	—
Shares redeemed:	Retirement Class	(8,450,401)	(9,514,136)	(8,368,807)	(1,714,086)	(9,087,598)	(989,089)
	Institutional Class	(472,762)	(382,170)	(454,493)	(233,595)	(385,709)	(64,961)
	Premier Class*	(209,303)	—	(96,001)	—	(65,921)	—

Net increase (decrease) from shareholder transactions		9,106,240	5,304,769	15,076,242	17,646,190	22,754,299	22,530,812

*	The Premier Class commenced operations on September 30, 2009

50	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	51

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle 2025 Fund		Lifecycle 2030 Fund		Lifecycle 2035 Fund

		September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009

OPERATIONS
Net investment income (loss)		$9,796,661	$6,840,504	$8,368,084	$5,789,023	$7,351,442	$4,931,042
Net realized gain (loss) from affiliated investments		14,333,708	(26,344,266)	10,994,001	(24,786,315)	9,612,312	(22,406,398)
Net change in unrealized appreciation (depreciation) from affiliated investments		31,119,159	53,732,732	33,363,134	53,607,195	35,134,870	56,486,317

Net increase (decrease) from operations		55,249,528	34,228,970	52,725,219	34,609,903	52,098,624	39,010,961

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(8,004,931)	(4,252,049)	(7,099,261)	(4,058,668)	(6,589,326)	(4,001,511)
	Institutional Class	(453,019)	(127,020)	(371,105)	(132,429)	(321,241)	(119,558)
	Premier Class*	(5,265)	—	(4,994)	—	(4,740)	—
From realized gains:	Retirement Class	—	(1,609,064)	—	(1,118,238)	—	(1,082,352)
	Institutional Class	—	(42,650)	—	(32,539)	—	(29,222)

Total distributions		(8,463,215)	(6,030,783)	(7,475,360)	(5,341,874)	(6,915,307)	(5,232,643)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	216,041,278	175,631,627	212,969,733	177,622,937	214,442,981	188,455,270
	Institutional Class	31,993,277	11,109,753	28,821,581	10,008,370	26,952,326	9,210,944
	Premier Class*	34,883,543	250,000	30,952,458	250,000	35,359,710	250,000
Reinvestments of distributions:	Retirement Class	8,004,931	5,861,113	7,099,261	5,176,906	6,589,326	5,083,862
	Institutional Class	453,019	169,670	371,105	164,968	321,241	148,780
	Premier Class*	5,265	—	4,994	—	4,740	—
Redemptions:	Retirement Class	(82,723,004)	(6,778,431)	(83,125,752)	(3,701,911)	(84,741,064)	(1,188,875)
	Institutional Class	(2,078,667)	(599,755)	(1,525,370)	(345,968)	(1,545,895)	(234,667)
	Premier Class*	(649,268)	—	(243,899)	—	(244,200)	—

Net increase (decrease) from shareholder transactions		205,930,374	185,643,977	195,324,111	189,175,302	197,139,165	201,725,314

Net increase (decrease) in net assets		252,716,687	213,842,164	240,573,970	218,443,331	242,322,482	235,503,632

NET ASSETS
Beginning of period		464,981,117	251,138,953	444,834,060	226,390,729	436,328,830	200,825,198

End of period		$717,697,804	$464,981,117	$685,408,030	$444,834,060	$678,651,312	$436,328,830

Undistributed net investment income (loss) included in net assets		$5,504,085	$4,170,639	$3,498,217	$2,605,493	$1,852,277	$1,416,142

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	22,131,481	21,877,689	22,378,576	23,007,466	22,658,387	24,753,420
	Institutional Class	3,844,452	1,588,646	3,588,912	1,496,444	3,413,510	1,413,314
	Premier Class*	4,174,392	30,600	3,854,010	31,766	4,476,849	32,258
Shares reinvested:	Retirement Class	832,979	756,273	755,241	693,026	703,237	690,742
	Institutional Class	55,112	25,553	46,739	26,061	41,027	24,153
	Premier Class*	641	—	630	—	605	—
Shares redeemed:	Retirement Class	(8,438,788)	(857,958)	(8,704,695)	(517,294)	(8,922,575)	(154,032)
	Institutional Class	(246,151)	(86,150)	(187,423)	(54,125)	(190,812)	(36,091)
	Premier Class*	(77,115)	—	(29,856)	—	(30,433)	—

Net increase (decrease) from shareholder transactions		22,277,003	23,334,653	21,702,134	24,683,344	22,149,795	26,723,764

*	The Premier Class commenced operations on September 30, 2009

52	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	53

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle 2040 Fund		Lifecycle 2045 Fund		Lifecycle 2050 Fund

		September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009	September 30, 2010	September 30, 2009

OPERATIONS
Net investment income (loss)		$11,068,355	$7,383,779	$711,089	$167,229	$348,643	$97,149
Net realized gain (loss) from affiliated investments		9,297,640	(31,945,420)	(952,035)	(576,762)	(534,707)	(566,594)

Net change in unrealized appreciation (depreciation) from affiliated investments		57,162,386	86,440,148	6,377,773	4,863,615	3,169,172	2,391,272

Net increase (decrease) from operations		77,528,381	61,878,507	6,136,827	4,454,082	2,983,108	1,921,827

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(9,965,342)	(5,855,815)	(535,851)	(96,502)	(245,118)	(58,296)
	Institutional Class	(489,463)	(173,950)	(40,882)	(13,214)	(35,094)	(14,022)
	Premier Class*	(4,830)	—	(3,698)	—	(3,877)	—
From realized gains:	Retirement Class	—	(1,363,530)	—	(34,947)	—	(402)
	Institutional Class	—	(36,640)	—	(4,536)	—	(91)

Total distributions		(10,459,635)	(7,429,935)	(580,431)	(149,199)	(284,089)	(72,811)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	300,480,230	297,217,781	59,740,615	23,462,176	31,042,641	12,021,994
	Institutional Class	36,567,437	13,362,837	6,091,185	1,138,299	4,259,586	821,610
	Premier Class*	47,847,282	250,000	2,635,264	250,000	799,585	250,000
Reinvestments of distributions:	Retirement Class	9,965,342	7,219,344	535,851	131,449	245,118	58,698
	Institutional Class	489,463	210,590	40,882	17,750	35,094	14,113
	Premier Class*	4,830	—	3,697	—	3,878	—
Redemptions:	Retirement Class	(117,268,520)	(2,298,374)	(11,553,218)	(466,170)	(7,275,701)	(1,429,046)
	Institutional Class	(1,374,542)	(197,546)	(633,651)	(29,461)	(625,679)	(76,294)
	Premier Class*	(557,860)	—	(38,941)	—	(4,586)	—

Net increase (decrease) from shareholder transactions		276,153,662	315,764,632	56,821,684	24,504,043	28,479,936	11,661,075

Net increase (decrease) in net assets		343,222,408	370,213,204	62,378,080	28,808,926	31,178,955	13,510,091

NET ASSETS
Beginning of period		661,098,783	290,885,579	32,876,252	4,067,326	16,265,810	2,755,719

End of period		$1,004,321,191	$661,098,783	$95,254,332	$32,876,252	$47,444,765	$16,265,810

Undistributed net investment income (loss)
included in net assets		$2,851,880	$2,243,160	$199,011	$68,353	$98,626	$34,072

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	31,180,406	38,319,331	8,147,563	3,906,636	4,222,654	1,982,547
	Institutional Class	4,577,505	2,034,933	827,776	183,473	575,981	134,287
	Premier Class*	5,974,579	32,010	355,145	34,916	107,434	34,819
Shares reinvested:	Retirement Class	1,044,585	963,865	73,911	23,142	33,763	10,262
	Institutional Class	62,036	33,911	5,631	3,119	4,821	2,463
	Premier Class*	612	—	509	—	533	—
Shares redeemed:	Retirement Class	(12,102,237)	(286,982)	(1,552,330)	(78,583)	(983,928)	(240,912)
	Institutional Class	(168,618)	(30,554)	(87,302)	(4,744)	(85,661)	(11,728)
	Premier Class*	(70,682)	—	(5,333)	—	(641)	—

Net increase (decrease) from shareholder transactions		30,498,186	41,066,514	7,765,570	4,067,959	3,874,956	1,911,738

*          The Premier Class commenced operations on September 30, 2009

54	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	55

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Retirement Income Fund

		September 30, 2010	September 30, 2009

OPERATIONS
Net investment income (loss)		$1,062,941	$539,296
Net realized gain (loss) from affiliated investments		(339,209)	(2,421,718)
Net change in unrealized appreciation (depreciation) from affiliated investments		3,727,848	4,176,440

Net increase (decrease) from operations		4,451,580	2,294,018

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(579,122)	(273,122)
	Institutional Class	(192,757)	(84,685)
	Retail Class	(278,993)	(181,399)
	Premier Class*	(10,791)	—

Total distributions		(1,061,663)	(539,206)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	30,762,339	15,784,664
	Institutional Class	6,563,399	2,791,775
	Retail Class	8,618,161	2,868,293
	Premier Class*	1,175,494	250,000
Reinvestments of distributions:	Retirement Class	579,122	273,122
	Institutional Class	192,757	84,685
	Retail Class	265,338	173,139
	Premier Class*	10,791	—
Redemptions:	Retirement Class	(12,978,478)	(2,691,623)
	Institutional Class	(1,764,363)	(247,746)
	Retail Class	(1,525,816)	(1,055,404)
	Premier Class*	(38,638)	—

Net increase (decrease) from shareholder transactions		31,860,106	18,230,905

Net increase (decrease) in net assets		35,250,023	19,985,717

NET ASSETS
Beginning of period		33,647,793	13,662,076

End of period		$68,897,816	$33,647,793

Undistributed net investment income (loss) included in net assets		$1,368	$90

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	3,389,346	1,944,417
	Institutional Class	724,314	335,060
	Retail Class	949,443	353,947
	Premier Class*	128,835	28,249
Shares reinvested:	Retirement Class	63,802	33,822
	Institutional Class	21,198	10,460
	Retail Class	29,219	21,606
	Premier Class*	1,174	—
Shares redeemed:	Retirement Class	(1,431,399)	(339,796)
	Institutional Class	(194,709)	(28,705)
	Retail Class	(167,977)	(132,214)
	Premier Class*	(4,172)	—

Net increase (decrease) from shareholder transactions		3,509,074	2,226,846

*	The Premier Class commenced operations on September 30, 2009

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56	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	57

FINANCIAL HIGHLIGHTS

LIFECYCLE 2010 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.05	$10.06	$12.04	$10.99	$10.61

Gain (loss) from investment operations:
Net investment income (a)	0.21	0.24	0.37	0.34	0.36
Net realized and unrealized gain (loss) on total investments	0.70	0.05	(1.95)	0.98	0.29

Total gain (loss) from investment operations	0.91	0.29	(1.58)	1.32	0.65

Less distributions from:
Net investment income	(0.20)	(0.21)	(0.34)	(0.24)	(0.25)
Net realized gains	—	(0.09)	(0.06)	(0.03)	(0.02)

Total distributions	(0.20)	(0.30)	(0.40)	(0.27)	(0.27)

Net asset value, end of period	$10.76	$10.05	$10.06	$12.04	$10.99

TOTAL RETURN	9.23%	3.36%	(13.59)%	12.21%	6.32%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$469,156	$395,514	$351,907	$255,875	$59,699
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.46%	0.51%	0.46%	0.48%	0.69%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	2.07%	2.76%	3.27%	2.93%	3.32%
Portfolio turnover rate	24%	60%	26%	12%	13%

58	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2010 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class					Premier Class

	9/30/10	9/30/09	9/30/08	1/17/07‡ to 9/30/07		9/30/10	9/30/09§ to 9/30/09

SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.97	$9.02	$10.83	$10.00		$8.97	$8.97

Gain (loss) from investment operations:
Net investment income (a)	0.20	0.23	0.32	0.22		0.14	—	(d)
Net realized and unrealized gain (loss) on total investments	0.63	0.05	(1.71)	0.61		0.68	—

Total gain (loss) from investment operations	0.83	0.28	(1.39)	0.83		0.82	—	(d)

Less distributions from:
Net investment income	(0.22)	(0.24)	(0.36)	—		(0.22)	—
Net realized gains	—	(0.09)	(0.06)	—		—	—

Total distributions	(0.22)	(0.33)	(0.42)	—		(0.22)	—

Net asset value, end of period	$9.58	$8.97	$9.02	$10.83		$9.57	$8.97

TOTAL RETURN	9.48%	3.63%	(13.37)%	8.30	%(b)	9.32%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$38,539	$17,753	$9,649	$3,735		$27,054	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.16%	0.21%	0.17%	0.31	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00%	0.00	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	2.20%	2.90%	3.24%	3.04	%(c)	1.50%	0.00	%(c)
Portfolio turnover rate	24%	60%	26%	12%		24%	60%

‡	The Institutional Class commenced operations on January 17, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.40% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	59

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.94	$9.99	$12.26	$11.06	$10.66

Gain (loss) from investment operations:
Net investment income (a)	0.20	0.22	0.35	0.32	0.31
Net realized and unrealized gain (loss) on total investments	0.72	(0.02)	(2.23)	1.16	0.40

Total gain (loss) from investment operations	0.92	0.20	(1.88)	1.48	0.71

Less distributions from:
Net investment income	(0.19)	(0.21)	(0.32)	(0.26)	(0.26)
Net realized gains	—	(0.04)	(0.07)	(0.02)	(0.05)

Total distributions	(0.19)	(0.25)	(0.39)	(0.28)	(0.31)

Net asset value, end of period	$10.67	$9.94	$9.99	$12.26	$11.06

TOTAL RETURN	9.36%	2.49%	(15.83)%	13.60%	6.80%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$580,270	$456,392	$295,996	$201,246	$53,660
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.46%	0.51%	0.47%	0.49%	0.61%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	1.96%	2.57%	3.08%	2.74%	2.91%
Portfolio turnover rate	19%	34%	22%	15%	6%

60	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class					Premier Class

	9/30/10	9/30/09	9/30/08	1/17/07‡ to 9/30/07		9/30/10	9/30/09§ to 9/30/09

SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.75	$8.84	$10.88	$10.00		$8.75	$8.75

Gain (loss) from investment operations:
Net investment income (a)	0.18	0.20	0.33	0.18		0.12	—	(d)
Net realized and unrealized gain (loss) on total investments	0.65	(0.02)	(1.96)	0.70		0.69	—

Total gain (loss) from investment operations	0.83	0.18	(1.63)	0.88		0.81	—	(d)

Less distributions from:
Net investment income	(0.21)	(0.23)	(0.34)	—		(0.20)	—
Net realized gains	—	(0.04)	(0.07)	—		—	—

Total distributions	(0.21)	(0.27)	(0.41)	—		(0.20)	—

Net asset value, end of period	$9.37	$8.75	$8.84	$10.88		$9.36	$8.75

TOTAL RETURN	9.62%	2.66%	(15.57)%	8.80	%(b)	9.47%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$50,118	$18,419	$6,896	$3,525		$31,743	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.16%	0.21%	0.17%	0.32	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00%	0.00	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	2.03%	2.59%	3.36%	2.37	%(c)	1.36%	0.00	%(c)
Portfolio turnover rate	19%	34%	22%	15%		19%	34%

‡	The Institutional Class commenced operations on January 17, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.41% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	61

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2020 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.74	$9.87	$12.48	$11.18	$10.71

Gain (loss) from investment operations:
Net investment income (a)	0.18	0.20	0.32	0.29	0.29
Net realized and unrealized gain (loss) on total investments	0.72	(0.11)	(2.52)	1.28	0.48

Total gain (loss) from investment operations	0.90	0.09	(2.20)	1.57	0.77

Less distributions from:
Net investment income	(0.17)	(0.17)	(0.32)	(0.26)	(0.27)
Net realized gains	—	(0.05)	(0.09)	(0.01)	(0.03)

Total distributions	(0.17)	(0.22)	(0.41)	(0.27)	(0.30)

Net asset value, end of period	$10.47	$9.74	$9.87	$12.48	$11.18

TOTAL RETURN	9.36%	1.40%	(18.21)%	14.23%	7.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$672,342	$479,735	$277,700	$181,152	$45,193
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.46%	0.51%	0.48%	0.50%	0.70%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25%	0.26%	0.32%
Ratio of net investment income to average net assets	1.80%	2.41%	2.87%	2.42%	2.66%
Portfolio turnover rate	16%	27%	20%	20%	1%

62	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2020 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class					Premier Class

	9/30/10	9/30/09	9/30/08	1/17/07‡ to 9/30/07		9/30/10	9/30/09§ to 9/30/09

SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.43	$8.58	$10.89	$10.00		$8.43	$8.43

Gain (loss) from investment operations:
Net investment income (a)	0.16	0.18	0.28	0.13		0.10	—	(d)
Net realized and unrealized gain (loss) on total investments	0.64	(0.09)	(2.16)	0.76		0.70	—

Total gain (loss) from investment operations	0.80	0.09	(1.88)	0.89		0.80	—	(d)

Less distributions from:
Net investment income	(0.19)	(0.19)	(0.34)	—		(0.19)	—
Net realized gains	—	(0.05)	(0.09)	—		—	—

Total distributions	(0.19)	(0.24)	(0.43)	—		(0.19)	—

Net asset value, end of period	$9.04	$8.43	$8.58	$10.89		$9.04	$8.43

TOTAL RETURN	9.63%	1.66%	(17.95)%	8.90	%(b)	9.59%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$51,076	$16,959	$5,618	$1,472		$38,234	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.16%	0.21%	0.19%	0.43	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00%	0.00	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	1.86%	2.45%	2.91%	1.83	%(c)	1.16%	0.00	%(c)
Portfolio turnover rate	16%	27%	20%	20%		16%	27%

‡	The Institutional Class commenced operations on January 17, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.42% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	63

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2025 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.51	$9.75	$12.62	$11.24	$10.75

Gain (loss) from investment operations:
Net investment income (a)	0.16	0.18	0.30	0.26	0.25
Net realized and unrealized gain (loss) on total investments	0.74	(0.21)	(2.78)	1.42	0.55

Total gain (loss) from investment operations	0.90	(0.03)	(2.48)	1.68	0.80

Less distributions from:
Net investment income	(0.16)	(0.15)	(0.31)	(0.28)	(0.28)
Net realized gains	—	(0.06)	(0.08)	(0.02)	(0.03)

Total distributions	(0.16)	(0.21)	(0.39)	(0.30)	(0.31)

Net asset value, end of period	$10.25	$9.51	$9.75	$12.62	$11.24

TOTAL RETURN	9.55%	0.08%	(20.25)%	15.18%	7.59%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$630,705	$447,297	$246,043	$143,559	$34,164
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.46%	0.52%	0.49%	0.53%	0.73%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	1.67%	2.27%	2.64%	2.12%	2.25%
Portfolio turnover rate	15%	22%	17%	25%	3%

64	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2025 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class					Premier Class

	9/30/10	9/30/09	9/30/08	1/17/07‡ to 9/30/07		9/30/10	9/30/09§ to 9/30/09

SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.17	$8.41	$10.93	$10.00		$8.17	$8.17

Gain (loss) from investment operations:
Net investment income (a)	0.14	0.16	0.26	0.11		0.08	—	(d)
Net realized and unrealized gain (loss) on total investments	0.65	(0.17)	(2.37)	0.82		0.68	—

Total gain (loss) from investment operations	0.79	(0.01)	(2.11)	0.93		0.76	—	(d)

Less distributions from:
Net investment income	(0.18)	(0.17)	(0.33)	—		(0.17)	—
Net realized gains	—	(0.06)	(0.08)	—		—	—

Total distributions	(0.18)	(0.23)	(0.41)	—		(0.17)	—

Net asset value, end of period	$8.78	$8.17	$8.41	$10.93		$8.76	$8.17

TOTAL RETURN	9.76%	0.37%	(20.04)%	9.30	%(b)	9.47%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$50,809	$17,434	$5,096	$2,204		$36,184	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.16%	0.22%	0.19%	0.38	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00%	0.00	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	1.72%	2.21%	2.63%	1.45	%(c)	0.97%	0.00	%(c)
Portfolio turnover rate	15%	22%	17%	25%		15%	22%

‡	The Institutional Class commenced operations on January 17, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.43% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	65

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2030 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.28	$9.65	$12.81	$11.30	$10.74

Gain (loss) from investment operations:
Net investment income (a)	0.14	0.16	0.28	0.24	0.23
Net realized and unrealized gain (loss) on total investments	0.73	(0.34)	(3.03)	1.55	0.63

Total gain (loss) from investment operations	0.87	(0.18)	(2.75)	1.79	0.86

Less distributions from:
Net investment income	(0.14)	(0.15)	(0.32)	(0.26)	(0.27)
Net realized gains	—	(0.04)	(0.09)	(0.02)	(0.03)

Total distributions	(0.14)	(0.19)	(0.41)	(0.28)	(0.30)

Net asset value, end of period	$10.01	$9.28	$9.65	$12.81	$11.30

TOTAL RETURN	9.51%	(1.41)%	(22.21)%	16.07%	8.20%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$607,051	$429,188	$222,388	$128,768	$29,807
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.46%	0.52%	0.50%	0.55%	0.85%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	1.50%	2.05%	2.43%	1.94%	2.06%
Portfolio turnover rate	14%	18%	17%	29%	0	%(f)

66	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2030 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class					Premier Class

	9/30/10	9/30/09	9/30/08	1/17/07‡ to 9/30/07		9/30/10	9/30/09§ to 9/30/09

SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.87	$8.22	$10.96	$10.00		$7.87	$7.87

Gain (loss) from investment operations:
Net investment income (a)	0.12	0.14	0.26	0.02		0.06	—(d	)
Net realized and unrealized gain (loss) on total investments	0.64	(0.28)	(2.58)	0.94		0.68	—

Total gain (loss) from investment operations	0.76	(0.14)	(2.32)	0.96		0.74	—(d	)

Less distributions from:
Net investment income	(0.16)	(0.17)	(0.33)	—		(0.16)	—
Net realized gains	—	(0.04)	(0.09)	—		—	—

Total distributions	(0.16)	(0.21)	(0.42)	—		(0.16)	—

Net asset value, end of period	$8.47	$7.87	$8.22	$10.96		$8.45	$7.87

TOTAL RETURN	9.80%	(1.14)%	(21.99)%	9.60	%(b)	9.50%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$45,757	$15,396	$4,003	$1,735		$32,600	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.16%	0.22%	0.19%	0.46	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00%	0.00	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	1.52%	2.11%	2.68%	0.33	%(c)	0.75%	0.00	%(c)
Portfolio turnover rate	14%	18%	17%	29%		14%	18%

‡	The Institutional Class commenced operations on January 17, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.44% for the period ended September 30, 2010.

(f)	Percentage is less than 1%.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	67

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2035 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.24	$9.68	$12.98	$11.38	$10.78

Gain (loss) from investment operations:
Net investment income (a)	0.13	0.14	0.25	0.21	0.19
Net realized and unrealized gain (loss) on total investments	0.72	(0.38)	(3.16)	1.68	0.73

Total gain (loss) from investment operations	0.85	(0.24)	(2.91)	1.89	0.92

Less distributions from:
Net investment income	(0.13)	(0.16)	(0.31)	(0.27)	(0.28)
Net realized gains	—	(0.04)	(0.08)	(0.02)	(0.04)

Total distributions	(0.13)	(0.20)	(0.39)	(0.29)	(0.32)

Net asset value, end of period	$9.96	$9.24	$9.68	$12.98	$11.38

TOTAL RETURN	9.33%	(1.94)%	(23.10)%	16.91%	8.62%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$598,803	$421,832	$197,256	$102,014	$19,426
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.46%	0.51%	0.51%	0.60%	1.03%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	1.33%	1.86%	2.22%	1.72%	1.76%
Portfolio turnover rate	11%	15%	17%	24%	1%

68	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2035 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class					Premier Class

	9/30/10	9/30/09	9/30/08	1/17/07‡ to 9/30/07		9/30/10	9/30/09§ to 9/30/09

SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.75	$8.16	$11.00	$10.00		$7.75	$7.75

Gain (loss) from investment operations:
Net investment income (a)	0.11	0.12	0.23	0.07		0.04	—	(d)
Net realized and unrealized gain (loss) on total investments	0.63	(0.31)	(2.66)	0.93		0.69	—

Total gain (loss) from investment operations	0.74	(0.19)	(2.43)	1.00		0.73	—	(d)

Less distributions from:
Net investment income	(0.15)	(0.18)	(0.33)	—		(0.15)	—
Net realized gains	—	(0.04)	(0.08)	—		—	—

Total distributions	(0.15)	(0.22)	(0.41)	—		(0.15)	—

Net asset value, end of period	$8.34	$7.75	$8.16	$11.00		$8.33	$7.75

TOTAL RETURN	9.67%	(1.67)%	(22.94)%	10.00	%(b)	9.50%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$42,535	$14,247	$3,569	$1,432		$37,314	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.16%	0.21%	0.21%	0.55	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00%	0.00	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	1.33%	1.87%	2.35%	0.90	%(c)	0.51%	0.00	%(c)
Portfolio turnover rate	11%	15%	17%	24%		11%	15%

‡	The Institutional Class commenced operations on January 17, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.45% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	69

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2040 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class

	9/30/10	9/30/09	9/30/08	9/30/07	9/30/06

SELECTED PER SHARE DATA
Net asset value, beginning of period	$9.40	$9.83	$13.16	$11.45	$10.81

Gain (loss) from investment operations:
Net investment income (a)	0.13	0.15	0.26	0.20	0.17
Net realized and unrealized gain (loss) on total investments	0.75	(0.38)	(3.21)	1.82	0.79

Total gain (loss) from investment operations	0.88	(0.23)	(2.95)	2.02	0.96

Less distributions from:
Net investment income	(0.14)	(0.16)	(0.31)	(0.28)	(0.27)
Net realized gains	—	(0.04)	(0.07)	(0.03)	(0.05)

Total distributions	(0.14)	(0.20)	(0.38)	(0.31)	(0.32)

Net asset value, end of period	$10.14	$9.40	$9.83	$13.16	$11.45

TOTAL RETURN	9.42%	(1.91)%	(23.09)%	17.93%	9.04%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$893,915	$639,490	$285,171	$141,996	$21,093
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.45%	0.50%	0.48%	0.57%	1.19%
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25%	0.26%	0.33%
Ratio of net investment income to average net assets	1.35%	1.84%	2.21%	1.59%	1.50%
Portfolio turnover rate	10%	14%	16%	18%	17%

70	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2040 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class					Premier Class

	9/30/10	9/30/09	9/30/08	1/17/07‡ to 9/30/07		9/30/10	9/30/09§ to 9/30/09

SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.81	$8.21	$11.04	$10.00		$7.81	$7.81

Gain (loss) from investment operations:
Net investment income (a)	0.11	0.12	0.23	0.06		0.04	—	(d)
Net realized and unrealized gain (loss) on total investments	0.63	(0.31)	(2.67)	0.98		0.70	—

Total gain (loss) from investment operations	0.74	(0.19)	(2.44)	1.04		0.74	—	(d)

Less distributions from:
Net investment income	(0.15)	(0.17)	(0.32)	—		(0.15)	—
Net realized gains	—	(0.04)	(0.07)	—		—	—

Total distributions	(0.15)	(0.21)	(0.39)	—		(0.15)	—

Net asset value, end of period	$8.40	$7.81	$8.21	$11.04		$8.40	$7.81

TOTAL RETURN	9.65%	(1.66)%	(22.87)%	10.40	%(b)	9.61%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$60,554	$21,359	$5,714	$2,414		$49,852	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.15%	0.20%	0.18%	0.44	%(c)	0.31%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00%	0.00%	0.00%	0.00	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	1.32%	1.86%	2.39%	0.78	%(c)	0.50%	0.00	%(c)
Portfolio turnover rate	10%	14%	16%	18%		10%	14%

‡	The Institutional Class commenced operations on January 17, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.45% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	71

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2045 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class				Institutional Class

	9/30/10	9/30/09	11/30/07** to 9/30/08		9/30/10	9/30/09	11/30/07** to 9/30/08

SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.14	$7.56	$10.00		$7.16	$7.57	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.09	0.07	0.16		0.09	0.12	0.26
Net realized and unrealized gain (loss) on total investments	0.57	(0.33)	(2.38)		0.59	(0.37)	(2.47)

Total gain (loss) from investment operations	0.66	(0.26)	(2.22)		0.68	(0.25)	(2.21)

Less distributions from:
Net investment income	(0.10)	(0.12)	(0.22)		(0.11)	(0.12)	(0.22)
Net realized gains	—	(0.04)	—		—	(0.04)	—

Total distributions	(0.10)	(0.16)	(0.22)		(0.11)	(0.16)	(0.22)

Net asset value, end of period	$7.70	$7.14	$7.56		$7.73	$7.16	$7.57

TOTAL RETURN	9.32%	(2.93)%	(22.69	)%(b)	9.58%	(2.68)%	(22.57	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$84,309	$30,587	$3,287		$7,970	$2,039	$780
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.64%	0.98%	6.60	%(c)	0.35%	0.70%	6.40	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25	%(c)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	1.17%	1.21%	2.23	%(c)	1.29%	1.95%	3.55	%(c)
Portfolio turnover rate	18%	8%	27	%(b)	18%	8%	27	%(b)

72	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2045 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	9/30/10	9/30/09§ to 9/30/09

SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.16	$7.16

Gain (loss) from
investment operations:
Net investment income (a)	0.06	—	(d)
Net realized and unrealized gain (loss) on total investments	0.61	—

Total gain (loss) from investment operations	0.67	—	(d)

Less distributions from:
Net investment income	(0.11)	—
Net realized gains	—	—

Total distributions	(0.11)	—

Net asset value, end of period	$7.72	$7.16

TOTAL RETURN	9.39%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$2,975	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.50%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	0.79%	0.00	%(c)
Portfolio turnover rate	18%	8%

**	Fund commenced operations on November 30, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.45% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	73

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2050 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class				Institutional Class

	9/30/10	9/30/09	11/30/07** to 9/30/08		9/30/10	9/30/09	11/30/07** to 9/30/08

SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.15	$7.62	$10.00		$7.18	$7.64	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.09	0.08	0.20		0.10	0.12	0.27
Net realized and unrealized gain (loss) on total investments	0.57	(0.42)	(2.36)		0.58	(0.45)	(2.41)

Total gain (loss) from investment operations	0.66	(0.34)	(2.16)		0.68	(0.33)	(2.14)

Less distributions from:
Net investment income	(0.10)	(0.13)	(0.22)		(0.11)	(0.13)	(0.22)
Net realized gains	—	— (d)	—		—	— (d)	—

Total distributions	(0.10)	(0.13)	(0.22)		(0.11)	(0.13)	(0.22)

Net asset value, end of period	$7.71	$7.15	$7.62		$7.75	$7.18	$7.64

TOTAL RETURN	9.38%	(4.08)%	(22.08	)%(b)	9.63%	(3.81)%	(21.86	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$40,745	$14,383	$1,973		$5,599	$1,633	$783
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.83%	1.45%	7.70	%(c)	0.54%	1.18%	7.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25	%(c)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	1.16%	1.35%	2.75	%(c)	1.35%	2.04%	3.55	%(c)
Portfolio turnover rate	24%	18%	73	%(b)	24%	18%	73	%(b)

74	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2050 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	9/30/10	9/30/09§ to 9/30/09

SELECTED PER SHARE DATA
Net asset value, beginning of period	$7.18	$7.18

Gain (loss) from investment operations:
Net investment income (a)	0.08	—	(d)
Net realized and unrealized gain (loss) on total investments	0.59	—

Total gain (loss) from investment operations	0.67	—	(d)

Less distributions from:
Net investment income	(0.11)	—
Net realized gains	—	—

Total distributions	(0.11)	—

Net asset value, end of period	$7.74	$7.18

TOTAL RETURN	9.45%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,100	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.70%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	1.09%	0.00	%(c)
Portfolio turnover rate	24%	18%

**	Fund commenced operations on November 30, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.45% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	75

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE RETIREMENT INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class				Institutional Class

	9/30/10	9/30/09	11/30/07** to 9/30/08		9/30/10	9/30/09	11/30/07** to 9/30/08

SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.84	$8.65	$10.00		$8.85	$8.65	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.18	0.21	0.31		0.21	0.23	0.34
Net realized and unrealized gain (loss) on total investments	0.58	0.19	(1.34)		0.58	0.19	(1.36)

Total gain (loss) from investment operations	0.76	0.40	(1.03)		0.79	0.42	(1.02)

Less distributions from:
Net investment income	(0.19)	(0.21)	(0.32)		(0.21)	(0.22)	(0.33)
Net realized gains	—	—	—		—	—	—

Total distributions	(0.19)	(0.21)	(0.32)		(0.21)	(0.22)	(0.33)

Net asset value, end of period	$9.41	$8.84	$8.65		$9.43	$8.85	$8.65

TOTAL RETURN	8.65%	4.86%	(10.49	)%(b)	9.01%	5.19%	(10.37	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$39,682	$19,384	$4,800		$11,111	$5,554	$2,691
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.70%	1.01%	1.79	%(c)	0.41%	0.73%	1.49	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25%	0.25%	0.25	%(c)	0.00%	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.04%	2.59%	4.00	%(c)	2.27%	2.86%	4.30	%(c)
Portfolio turnover rate	33%	38%	26	%(b)	33%	38%	26	%(b)

76	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

LIFECYCLE RETIREMENT INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class				Premier Class

	9/30/10	9/30/09	11/30/07** to 9/30/08		9/30/10	9/30/09§ to 9/30/09

SELECTED PER SHARE DATA
Net asset value, beginning of period	$8.85	$8.65	$10.00		$8.85	$8.85

Gain (loss) from investment operations:
Net investment income (a)	0.19	0.23	0.32		0.17	—	(d)
Net realized and unrealized gain (loss) on total investments	0.58	0.19	(1.34)		0.61	—

Total gain (loss) from investment operations	0.77	0.42	(1.02)		0.78	—	(d)

Less distributions from:
Net investment income	(0.20)	(0.22)	(0.33)		(0.20)	—
Net realized gains	—	—	—		—	—

Total distributions	(0.20)	(0.22)	(0.33)		(0.20)	—

Net asset value, end of period	$9.42	$8.85	$8.65		$9.43	$8.85

TOTAL RETURN	8.76%	5.16%	(10.37	)%(b)	8.86%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$16,652	$8,460	$6,171		$1,453	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.55%	0.97%	1.72	%(c)	0.58%	220.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.15%	0.05%	0.00	%(c)	0.15%	0.15	%(c)
Ratio of net investment income to average net assets	2.14%	2.92%	4.09	%(c)	1.91%	0.00	%(c)
Portfolio turnover rate	33%	38%	26	%(b)	33%	38%

**	Fund commenced operations on November 30, 2007.

§	The Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentage for the period of less than one year is not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Funds was 0.38% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	77

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF LIFECYCLE FUNDS

Note 1—organization and significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”), are a sub-family of ten funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of forty-nine series of funds. The remaining funds are presented in separate shareholder reports.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors Inc. (“Advisors”), a wholly owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to four share classes, although any one Fund may not necessarily offer all four classes. The Funds may offer Institutional, Retirement, Retail and Premier classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Board of Trustees (“Trustees”) and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Certain prior year amounts have been reclassified to conform to current year presentation. The following is a summary of the significant accounting policies consistently followed by the Funds.

The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions.

78	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

Security valuation: The Funds investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statements of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees, and Transfer Agency Fees and Expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2007–2010) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations.

For the year ended September 30, 2010, there were no permanent book and tax differences among the components of the Funds’ net assets.

Trustee compensation: The Funds pay the Trustees of the Funds, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds. The investment of deferred amounts and the offsetting payable to the Trustees are included in Other Assets and Accrued expenses

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	79

NOTES TO FINANCIAL STATEMENTS

and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation, incurred for the year ended September 30, 2010, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies—These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended September 30, 2010, there were no significant transfers between levels by the Funds.

As of September 30, 2010, all of the investments in the Lifecycle Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of the Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least January 31, 2011.

80	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

Under the terms of the Distribution (Rule 12b-1) Plans, the Retirement Class of each Fund reimburses TPIS for amounts incurred up to 0.05% of average daily net assets to distribute the Retirement Class of each Fund and up to 0.25% of average daily net assets to distribute the Retail Class of the Retirement Income Fund. However, TPIS has agreed not to seek any reimbursements under the Distribution (Rule 12b-1) Plan from the Retirement Class through January 31, 2011. This agreement may be terminated before this date with the approval of the Trustees. The Premier Class of the Funds have adopted a Distribution (Rule 12b-1) Plan that compensates TPIS for providing distribution, promotional and shareholder services to the Premier Class at the annual rate of 0.15% of average daily net assets attributable to the Premier Class shares.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding acquired fund fees and extraordinary expenses) exceeds 0.25% of average daily net assets for the Retirement Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least January 31, 2011, unless changed with approval of the Trustees.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of Fund expenses are disclosed as part of due to affiliates on the Statements of Assets and Liabilities.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. In addition, a registered separate account of TIAA also has various sub-accounts that invest in the Funds. The following is the percentage of the Funds’ shares owned by TIAA as of September 30, 2010:

Fund	TIAA	TIAA Access

Lifecycle 2010 Fund	—	6%
Lifecycle 2015 Fund	—	6%
Lifecycle 2020 Fund	—	5%
Lifecycle 2025 Fund	—	5%
Lifecycle 2030 Fund	—	6%
Lifecycle 2035 Fund	—	5%
Lifecycle 2040 Fund	—	5%
Lifecycle 2045 Fund	2%	6%
Lifecycle 2050 Fund	4%	8%
Lifecycle Retirement Income Fund	15%	11%

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	81

NOTES TO FINANCIAL STATEMENTS

Note 4—investments

At September 30, 2010, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Lifecycle 2010	$530,680,452	$5,626,919	$(4,077,026)	$1,549,893
Lifecycle 2015	642,888,995	23,015,650	(6,433,891)	16,581,759
Lifecycle 2020	732,594,669	31,528,965	(6,200,727)	25,328,238
Lifecycle 2025	687,239,592	32,836,315	(6,401,025)	26,435,290
Lifecycle 2030	651,174,254	35,220,536	(5,039,869)	30,180,667
Lifecycle 2035	632,739,653	41,833,809	(747,388)	41,086,421
Lifecycle 2040	929,462,717	68,541,647	—	68,541,647
Lifecycle 2045	84,781,139	9,132,280	—	9,132,280
Lifecycle 2050	42,869,599	4,052,730	—	4,052,730
Lifecycle Retirement Income	64,452,214	3,882,038	—	3,882,038

Purchases and sales of securities, excluding short-term instruments, for the Funds, for the year ended September 30, 2010, were as follows:

Fund	Purchases	Sales

Lifecycle 2010	$200,863,292	$112,160,133
Lifecycle 2015	252,020,677	105,875,445
Lifecycle 2020	317,786,496	100,467,006
Lifecycle 2025	291,592,433	85,216,696
Lifecycle 2030	272,341,975	76,833,686
Lifecycle 2035	255,016,029	58,138,335
Lifecycle 2040	361,200,074	85,011,751
Lifecycle 2045	67,288,807	10,880,272
Lifecycle 2050	35,477,151	7,049,854
Lifecycle Retirement Income	48,174,385	16,572,684

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended September 30, 2010 and 2009 were as follows:

	2010			2009

Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total

Lifecycle 2010	$8,898,659	$—	$8,898,659	$7,272,284	$2,934,827	$10,207,111
Lifecycle 2015	9,604,380	—	9,604,380	6,881,561	1,400,804	8,282,365
Lifecycle 2020	9,521,786	—	9,521,786	5,488,156	1,696,268	7,184,424
Lifecycle 2025	8,463,215	—	8,463,215	4,379,031	1,651,752	6,030,783
Lifecycle 2030	7,475,360	—	7,475,360	4,191,029	1,150,845	5,341,874
Lifecycle 2035	6,915,307	—	6,915,307	4,121,165	1,111,478	5,232,643
Lifecycle 2040	10,459,635	—	10,459,635	6,029,605	1,400,330	7,429,935
Lifecycle 2045	580,431	—	580,431	109,718	39,481	149,199
Lifecycle 2050	284,089	—	284,089	72,321	490	72,811
Lifecycle Retirement Income	1,061,663	—	1,061,663	539,206	—	539,206

82	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

continued

As of September 30, 2010, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryover	Post- October Losses	Total

Lifecycle 2010	$8,374,956	$—	$1,549,895	$(18,088,783)	$—	$(8,163,932)
Lifecycle 2015	7,107,184	—	16,581,759	(3,734,527)	—	19,954,416
Lifecycle 2020	6,995,663	—	25,328,239	(2,274,024)	—	30,049,878
Lifecycle 2025	5,509,281	—	26,435,289	(3,059,322)	—	28,885,248
Lifecycle 2030	3,503,147	—	30,180,665	(5,217,251)	—	28,466,561
Lifecycle 2035	1,857,101	—	41,086,419	(5,914,157)	—	37,029,363
Lifecycle 2040	2,859,122	—	68,541,648	(11,031,581)	—	60,369,189
Lifecycle 2045	199,447	—	9,132,279	(237,287)	—	9,094,439
Lifecycle 2050	98,835	—	4,052,730	(207,581)	—	3,943,984
Lifecycle Retirement Income	1,776	—	3,882,040	(507,916)	—	3,375,900

The difference between book basis and tax basis net investment income, net realized gains and losses and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and the disallowance of utilizing certain capital losses that were subject to limitations under the Internal Revenue Code and Regulations thereunder.

At September 30, 2010, the following Funds had capital loss carryovers, which will expire as follows:

	Date of Expiration

Fund	9/30/17	9/30/18	Total

Lifecycle 2010	$3,985,880	$14,102,903	$18,088,783
Lifecycle 2015	3,200,320	534,207	3,734,527
Lifecycle 2020	2,008,560	265,464	2,274,024
Lifecycle 2025	1,468,893	1,590,429	3,059,322
Lifecycle 2030	771,801	4,445,450	5,217,251
Lifecycle 2035	192,929	5,721,228	5,914,157
Lifecycle 2040	394,030	10,637,551	11,031,581
Lifecycle 2045	2,643	234,644	237,287
Lifecycle 2050	11,163	196,418	207,581
Lifecycle Retirement Income	157,047	350,869	507,916

On July 20, 2010, the Trustees approved a change of the Funds’ fiscal year ends. This change will accelerate the date of expiration of capital loss carryovers. Please see Note 7 for further discussion of the changes.

Due to large shifts in the ownership percentage of the Lifecycle 2050 Fund during the fiscal year ended September 30, 2009, the future utilization of the Lifecycle 2050 Fund’s capital losses and capital loss carryovers may be subject to limitations under the Internal Revenue Code and Regulations thereunder.

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	83

NOTES TO FINANCIAL STATEMENTS	concluded

Note 6—line of credit

Each of the Funds participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. Prior to June 29, 2010, the unsecured revolving credit facility was $750 million. For the year ended September 30, 2010, there were no borrowings under this credit facility by the Funds.

Note 7—Change in fiscal year end

On July 20, 2010, the Trustees approved a change of the Funds’ fiscal year end from September 30 to May 31.

84	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the
Lifecycle Funds of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund, Lifecycle 2025 Fund, Lifecycle 2030 Fund, Lifecycle 2035 Fund, Lifecycle 2040 Fund, Lifecycle 2045 Fund, Lifecycle 2050 Fund, and Lifecycle Retirement Income Fund (constituting the Lifecycle Funds of the TIAA-CREF Funds, hereafter referred to as the “Funds”), at September 30, 2010, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2010 by correspondence with the transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
November 22, 2010

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	85

MANAGEMENT (UNAUDITED)

TRUSTEES AND OFFICERS OF THE TIAA-CREF LIFECYCLE FUNDS
Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustees

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	68

Director of GMO, Director and member of the Investment Committee, the Maine Coast Heritage Trust; Investment Committee member, Gulf of Maine Research Institute, Maine Community Foundation and Carnegie Endowment for International Peace; Director, Appalachian Mountain Club and the Butler Conservation Fund, Inc.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	68

Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc.; Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Trustee	Indefinite term. Trustee since 2005.	President and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment advisor).	68	Director, Smith Breeden Associates, Inc. (investment adviser).

86	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustees

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007). Formerly, Chief Operating Officer, DDJ Capital Management (2003–2006); and Executive Vice President (2000–2002), Senior Vice President (1995–2000) and Vice President (1992–1995), Fidelity Investments.	68	Director, Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	68	None

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser). President and Managing Principal, Windermere Investment Associates (1997–2006); Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994–1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993–1997).	68	None

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009); Chairman, Oppenheimer Funds, Inc. (2000–2001), Chief Executive Officer (1995–2001), President (1991–2000), and Chief Operating Officer (1989–1995) of that firm.	68

Director, Prudential plc; Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; Governors Committee on Scholastic Achievement, William T. Grant Foundation; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	87

MANAGEMENT (UNAUDITED)	continued
TRUSTEES AND OFFICERS OF THE TIAA-CREF LIFECYCLE FUNDS
Disinterested trustees — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustees

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (since 2008); Mitsui Professor of Economics (since 1996), Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department, Massachusetts Institute of Technology (MIT); Program Director, National Bureau of Economic Research (1990–2008).	68	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research.

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman of the Board and Trustee	Indefinite term as Trustee; Chairman for term ending June 30, 2012. Trustee since 1999. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	68	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.

88	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustees

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987); Associate Dean for Research (2001–2002), Associate Director of Research (2000–2003), the Center for International Business Education and Research, University of Texas at Austin, and Director of the Bureau of Business Research, University of Texas at Austin (2001–2002).	68	Governing Council, Independent Directors Council (mutual funds).

Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marvin W. Adams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/16/57	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President of Shared Services (since 2010) and Technology and Operations (2010) of Teachers Insurance and Annuity Association of America (“TIAA”), Teachers Advisors, Inc. (“Advisors”) and TIAA-CREF Investment Management, LLC (“Investment Management”), and Executive Vice President of the TIAA-CREF Funds, CREF, TIAA-CREF Life Funds and TIAA-CREF Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since 2010); President, Fidelity Shared Services, Fidelity Investments (2007–2009); Chief Information Officer and CIO Council Head, Citigroup (2006–2007); Senior Vice President of Corporate Strategy and Chief Information Officer, Ford Motor Company (2000–2006); Executive Vice President and Chief Information Officer, Bank One Corporation (1994–2000); Head of Worldwide Engineering Systems, Xerox (1991–1994).

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex (since 2009); Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009); Special Advisor to the Chairman for International Derivatives (1995–1996), U.S. Securities and Exchange Commission; and Director, Division of Market Regulation (1993–1995), U.S. Securities and Exchange Commission.

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	89

MANAGEMENT (UNAUDITED)	continued

TRUSTEES AND OFFICERS OF THE TIAA-CREF LIFECYCLE FUNDS
Executive officers — continued

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of TIAA, TIAA Separate Account VA-3 and the TIAA-CREF Fund Complex (since 2008), Vice President, Senior Compliance Officer of Asset Management Compliance of TIAA and Chief Compliance Officer of Investment Management (since 2008), Chief Compliance Officer of Advisors (2008); Managing Director/Director of Global Compliance, AIG Global Investment Group (2000–2008); Senior Vice President/Group Head, Regulatory Oversight Group, Scudder Kemper Investments, Inc. (1998–2000); Chief Compliance Officer/Vice President, Legal Department, Salomon Brothers Asset Management, Inc. (1997–1998); Assistant General Counsel/Director, Securities Law Compliance, the Prudential Insurance Company of America (1994–1997); Staff Attorney, Division of Enforcement, U.S. Securities and Exchange Commission (1988–1994); and Staff Attorney, New York Office of Special Prosecutor (Howard Beach case) (1987–1988).

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2007.

President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007), Executive Vice President (since 1997) of CREF and TIAA Separate Account VA-1, Executive Vice President, Investments, Research, Institute & Strategy (since 2009), Executive Vice President, Head of Asset Management (2006–2009), Executive Vice President and Chief Investment Officer (2005) of TIAA, Director of Advisors (since 2004), President and Chief Executive Officer of Investment Management and Advisors and Manager of Investment Management (since 2004), Manager of TIAA Realty Capital Management, LLC (2004–2006), Chief Investment Officer of TIAA (2004–2006), Director of TIAA Global Markets, Inc. (2004–2005), Director of TIAA-CREF Life Insurance Company (1997–2006), and Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009), Treasurer of CREF (since 2008), Director of Advisors (since 2008); Chief Financial Officer, Van Kampen Funds (2005–2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995–2005).

90	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA, Executive Vice President of the TIAA-CREF Fund Complex (since 2009), Executive Vice President, Risk Management of Advisors and Investment Management (since 2009), Senior Managing Director and Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009), Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA, Director, TIAA-CREF Life Insurance Company (2006–2008), Director, TPIS, Advisors and Investment Management (2008), Head of Risk Management of Advisors and Investment Management (2005–2006); Senior Vice President, Risk Management Department, Lehman Brothers (1996–2004).

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since 2008.

Senior Vice President (since 2010) and Corporate Secretary of TIAA and Vice President and Corporate Secretary of the TIAA-CREF Fund Complex (since 2008). Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008); and Deputy General Counsel, Secretary and Corporate Governance Officer, The Gillette Company (2000–2005).

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Human Resources (since 2010, 2005–2007) and Executive Vice President of Human Resources and Corporate Services (2007–2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2003), Director, TIAA-CREF Life Insurance Company (2003–2006); First Vice President and Head of Human Resources, International Private Client Division, Merrill Lynch & Co. (1999–2003); and Vice President and Head of Human Resources, Japan Morgan Stanley (1998–1999).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President and Chief Operating Officer (since 2010), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), and Executive Vice President, Product Management (2005–2006) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2006), Executive Vice President, Institutional Client Services (2006–2008), Director, TCT Holdings, Inc. (since 2007), Executive Vice President, TIAA-CREF Enterprises, Inc., (2008), Manager, President and Chief Executive Officer, TIAA-CREF Redwood, LLC (since 2006), Director of Tuition Financing (2006–2009), Senior Vice President, Pension Products (2003–2006) and Vice President, Support Services (1998–2003) of TIAA and the TIAA-CREF Fund Complex.

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President and Chief Marketing and Communications Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010); Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008); Executive Vice President, Public Relations, Marketing and Brand, and Vice President of Investor Relations at AT&T (1996–2005).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223–1200.

TIAA-CREF Lifecycle Funds ▪ 2010 Annual Report	91

IMPORTANT TAX INFORMATION (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS

For the fiscal year ended September 30, 2010, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Fund	Percentage

Lifecycle 2010	29.45%
Lifecycle 2015	33.80%
Lifecycle 2020	39.90%
Lifecycle 2025	47.38%
Lifecycle 2030	58.67%
Lifecycle 2035	71.79%
Lifecycle 2040	71.86%
Lifecycle 2045	69.20%
Lifecycle 2050	66.67%
Lifecycle Retirement Income	19.38%

For the fiscal year ended September 30, 2010, the Lifecycle Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage

Lifecycle 2010	20.92%
Lifecycle 2015	24.00%
Lifecycle 2020	28.33%
Lifecycle 2025	33.52%
Lifecycle 2030	41.31%
Lifecycle 2035	50.16%
Lifecycle 2040	50.26%
Lifecycle 2045	46.75%
Lifecycle 2050	46.41%
Lifecycle Retirement Income	13.06%

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2010, which will be reported in conjunction with your 2010 Form 1099-DIV.

By early 2011, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

92	2010 Annual Report ▪ TIAA-CREF Lifecycle Funds

HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
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AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252 for the Retirement, Institutional or Premier classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

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2010 ANNUAL REPORT

TIAA-CREF LIFECYCLE INDEX FUNDS
OF THE TIAA-CREF FUNDS

SEPTEMBER 30, 2010
Audited financial statements

UNDERSTANDING YOUR TIAA-CREF LIFECYCLE INDEX FUNDS REPORT

This report contains information about the investment performance and holdings of the Lifecycle Index Funds, an offering of the TIAA-CREF Funds, as of September 30, 2010. The report contains three main sections:

•	The fund performance section compares each fund’s investment returns with those of its composite benchmark and a broad-based market index.

•	The portfolios of investments list the underlying funds in which each fund had investments as of September 30, 2010.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2252. We urge you to read the prospectus carefully before investing.

INFORMATION FOR TIAA-CREF LIFECYCLE INDEX FUNDS INVESTORS

PORTFOLIO LISTINGS

The complete TIAA-CREF Lifecycle Index Funds’ portfolios of investments begin on page 30 of this report. You can also obtain complete lists of the holdings of the Lifecycle Index Funds and of the underlying funds in which the Lifecycle Index Funds invest (called “TIAA-CREF Funds Schedules of Investments”) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Index Funds’ and the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC). (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

2	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

PROXY VOTING

A description of our proxy voting policies and procedures for the underlying funds of the Lifecycle Index Funds can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2252 to request a free copy. Reports on how the underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2252.

FUND MANAGEMENT

The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

ABOUT THE FUNDS’ COMPOSITE BENCHMARKS

Each Lifecycle Index fund uses a composite benchmark that combines public indexes representing the general market sectors in which each fund may invest. The indexes are:

•	Russell 3000® Index (U.S. equity): measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies.

•	MSCI EAFE Index (international equity): measures the performance of the leading stocks in 22 developed countries outside North America—in Europe, Australasia and the Far East.

•	Barclays Capital U.S. Aggregate Bond Index (fixed income): measures the performance of the U.S. investment-grade, fixed-rate bond market.

•

Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (inflation-protected assets): measures the performance of fixed-income securities with fixed-rate coupon payments that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 3000 is a trademark and service mark of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	3

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the TIAA-CREF Lifecycle Index Funds incur only one of two potential types of costs:

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•

However, they do incur ongoing costs, including management fees and other fund expenses. These include fees for the Lifecycle Index Funds and fees for the underlying funds; each Lifecycle Index fund bears its pro rata share of fees and expenses incurred by the underlying funds in which it invests.

The examples that appear in the tables on pages 5 through 7 are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples assume $1,000 was invested on April 1, 2010, and held for six months until September 30, 2010.

ACTUAL EXPENSES

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in each fund’s entry in the tables shows a hypothetical fund value and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

4	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010

Lifecycle Index Funds—Retirement Class

	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10–9/30/10)	Effective expenses paid† (4/1/10–9/30/10)

2010 Fund actual return	$1,000.00	$1,028.52	$1.63	$2.24
5% annual hypothetical return	1,000.00	1,023.46	1.62	2.23

2015 Fund actual return	$1,000.00	$1,022.66	$1.62	$2.18
5% annual hypothetical return	1,000.00	1,023.46	1.62	2.18

2020 Fund actual return	$1,000.00	$1,017.86	$1.62	$2.12
5% annual hypothetical return	1,000.00	1,023.46	1.62	2.13

2025 Fund actual return	$1,000.00	$1,011.21	$1.61	$2.12
5% annual hypothetical return	1,000.00	1,023.46	1.62	2.13

2030 Fund actual return	$1,000.00	$1,004.64	$1.61	$2.06
5% annual hypothetical return	1,000.00	1,023.46	1.62	2.08

2035 Fund actual return	$1,000.00	$999.08	$1.60	$2.05
5% annual hypothetical return	1,000.00	1,023.46	1.62	2.08

2040 Fund actual return	$1,000.00	$999.08	$1.60	$2.05
5% annual hypothetical return	1,000.00	1,023.46	1.62	2.08

2045 Fund actual return	$1,000.00	$1,000.00	$1.60	$2.06
5% annual hypothetical return	1,000.00	1,023.46	1.62	2.08

2050 Fund actual return	$1,000.00	$1,000.00	$1.60	$2.06
5% annual hypothetical return	1,000.00	1,023.46	1.62	2.08

Retirement Income Fund actual return	$1,000.00	$1,035.50	$1.63	$2.30
5% annual hypothetical return	1,000.00	1,023.46	1.62	2.28

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the date on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.32% for the Retirement Class of the Lifecycle Index Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted average expense ratio was 0.44% for the 2010 Fund; 0.43% for the 2015 Fund; 0.42% for the 2020 and 2025 Funds; 0.41% for the 2030, 2035, 2040, 2045 and 2050 Funds; and 0.45% for the Retirement Income Fund.

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	5

IMPORTANT INFORMATION ABOUT EXPENSES	continued

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010

Lifecycle Index Funds—Institutional Class

	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10–9/30/10)	Effective expenses paid† (4/1/10–9/30/10)

2010 Fund actual return	$1,000.00	$1,029.44	$0.36	$0.97
5% annual hypothetical return	1,000.00	1,024.72	0.36	0.96

2015 Fund actual return	$1,000.00	$1,023.58	$0.36	$0.91
5% annual hypothetical return	1,000.00	1,024.72	0.36	0.91

2020 Fund actual return	$1,000.00	$1,018.78	$0.35	$0.86
5% annual hypothetical return	1,000.00	1,024.72	0.36	0.86

2025 Fund actual return	$1,000.00	$1,013.08	$0.35	$0.86
5% annual hypothetical return	1,000.00	1,024.72	0.36	0.86

2030 Fund actual return	$1,000.00	$1,007.42	$0.35	$0.81
5% annual hypothetical return	1,000.00	1,024.72	0.36	0.81

2035 Fund actual return	$1,000.00	$1,000.92	$0.35	$0.80
5% annual hypothetical return	1,000.00	1,024.72	0.36	0.81

2040 Fund actual return	$1,000.00	$1,001.84	$0.35	$0.80
5% annual hypothetical return	1,000.00	1,024.72	0.36	0.81

2045 Fund actual return	$1,000.00	$1,000.93	$0.35	$0.80
5% annual hypothetical return	1,000.00	1,024.72	0.36	0.81

2050 Fund actual return	$1,000.00	$1,000.93	$0.35	$0.80
5% annual hypothetical return	1,000.00	1,024.72	0.36	0.81

Retirement Income Fund actual return	$1,000.00	$1,036.72	$0.36	$1.02
5% annual hypothetical return	1,000.00	1,024.72	0.36	1.01

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the date on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.07% for the Institutional Class of the Lifecycle Index Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted average expense ratio was 0.19% for the 2010 Fund; 0.18% for the 2015 Fund; 0.17% for the 2020 and 2025 Funds; 0.16% for the 2030, 2035, 2040, 2045, and 2050 Funds; and 0.20% for the Retirement Income Fund.

6	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

concluded

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2010

Lifecycle Index Funds—Premier Class

	Starting fund value (4/1/10)	Ending fund value (9/30/10)	Expenses paid* (4/1/10–9/30/10)	Effective expenses paid† (4/1/10–9/30/10)

2010 Fund actual return	$1,000.00	$1,029.47	$1.12	$1.73
5% annual hypothetical return	1,000.00	1,023.97	1.12	1.72

2015 Fund actual return	$1,000.00	$1,022.66	$1.12	$1.67
5% annual hypothetical return	1,000.00	1,023.97	1.12	1.67

2020 Fund actual return	$1,000.00	$1,016.90	$1.11	$1.62
5% annual hypothetical return	1,000.00	1,023.97	1.12	1.62

2025 Fund actual return	$1,000.00	$1,012.15	$1.11	$1.61
5% annual hypothetical return	1,000.00	1,023.97	1.12	1.62

2030 Fund actual return	$1,000.00	$1,005.57	$1.11	$1.56
5% annual hypothetical return	1,000.00	1,023.97	1.12	1.57

2035 Fund actual return	$1,000.00	$1,000.00	$1.10	$1.55
5% annual hypothetical return	1,000.00	1,023.97	1.12	1.57

2040 Fund actual return	$1,000.00	$1,000.00	$1.10	$1.55
5% annual hypothetical return	1,000.00	1,023.97	1.12	1.57

2045 Fund actual return	$1,000.00	$1,000.00	$1.10	$1.55
5% annual hypothetical return	1,000.00	1,023.97	1.12	1.57

2050 Fund actual return	$1,000.00	$1,000.00	$1.10	$1.55
5% annual hypothetical return	1,000.00	1,023.97	1.12	1.57

Retirement Income Fund
actual return	$1,000.00	$1,036.01	$1.12	$1.79
5% annual hypothetical return	1,000.00	1,023.97	1.12	1.78

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 183/365. There were 183 days in the six months ended September 30, 2010. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the date on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.22% for the Premier Class of the Lifecycle Index Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted average expense ratio was 0.34% for the 2010 Fund; 0.33% for the 2015 Fund; 0.32% for the 2020 and 2025 Funds; 0.31% for the 2030, 2035, 2040, 2045, and 2050 Funds; and 0.35% for the Retirement Income Fund.

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	7

INVESTMENT RESULTS OF THE LIFECYCLE INDEX FUNDS

PERFORMANCE FOR THE TWELVE MONTHS ENDED SEPTEMBER 30, 2010

For the twelve-month period, the Retirement Class of the ten TIAA-CREF Lifecycle Index Funds produced returns that ranged from 8.56% for the Retirement Income Fund to 8.73% for the 2020 Fund.

          The funds’ returns included deductions for expenses, while those of their respective composite benchmarks did not. The funds had risk profiles similar to those of their underlying funds.

Stocks post solid gains despite a slowing economy

The nation’s gross domestic product increased by 5.0% in the last quarter of 2009. Growth then slowed to 3.7% in the first quarter of 2010 and 1.7% in the second quarter. Early estimates had the growth rate at 2.0% in the third quarter.

          However, the Federal Reserve’s decision in mid-August to purchase U.S. Treasury securities in an effort to reduce long-term interest rates, coupled with encouraging corporate earnings and easing concerns over sovereign debt in Europe, helped drive the stock market’s double-digit returns for the twelve-month period.

          The Russell 3000® Index, which measures the broad U.S. stock market, jumped 11.53% during the third quarter, producing a 10.96% return for the twelve months ended Septem-ber 30, 2010. Foreign stocks rose but lagged U.S. shares. The MSCI EAFE Index, which measures stock performance in 22 developed nations outside North America, gained 2.55% in terms of local currencies and 3.27% in dollar terms.

Corporate bonds outpace Treasuries

With the pace of recovery in doubt, the Federal Reserve maintained its target for the federal funds rate within the historically low range of 0% to 0.25%. The federal funds rate is the interest rate U.S. commercial banks charge one another for overnight loans. The U.S. bond market continued to benefit from declining long-term interest rates. For the twelve-month period, the Barclays Capital U.S. Aggregate Bond Index, which measures the broad domestic investment-grade, fixed-rate bond market, returned 8.16%, well above its historical norm.

          Corporate bonds posted a solid 12.3% return, while asset-backed securities returned 8.9%. Both U.S. Treasury and agency securities underperformed the Barclays Capital aggregate index for the twelve months, returning 7.3% and 5.7%, respectively. (Sector returns come from the components of the Barclays Capital aggregate index.)

          Inflation-protected U.S. bonds returned 8.9%, as measured by the Barclays Capital U.S. Treasury

8	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Inflation Protected Securities Index (Series-L).

All ten funds produce solid returns

For the twelve-month period, all ten Lifecycle Index Funds met their investment objectives, achieving positive results comparable to the returns of their respective composite benchmarks, minus the effect of expenses. The difference between the individual funds’ returns and those of their respective benchmarks ranged from 0.52 of a percentage point for the 2045 Fund and the 2050 Fund to 0.57 of a percentage point for the 2040 Fund and the Retirement Income Fund.

          The Lifecycle Index Funds can invest in four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and inflation-protected assets. They do this by investing in various underlying mutual funds that in turn buy stocks, bonds and other securities in these market sectors.

          During the period, the Lifecycle Index Funds invested in the Institutional share class of the following TIAA-CREF Funds: the Equity Index Fund, which invests in the broad U.S. stock market; the International Equity Index Fund, which invests in a diversified portfolio of foreign stocks; the Bond Index Fund, which invests in the investment-grade, fixed-rate U.S. bond market; and the Inflation-Linked Bond Fund, which invests in inflation-protected securities. Each of the underlying funds posted results for the period that were in line with those of their respective benchmarks, minus the effect of expenses.

          The returns of a Lifecycle Index fund during a particular period depend primarily on how its investments are distributed among the market sectors and how those sectors perform.

          During the twelve months covered by this report, the funds benefited from strong positive returns from U.S. stocks and U.S. investment-grade bonds. Returns for funds with holdings in U.S. inflation-protected bonds were helped by the strong performance there. These robust returns helped to offset the lackluster performance of foreign stocks during the period.

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	9

LIFECYCLE INDEX 2010 FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle Index 2010 Fund	1 year	since inception

Retirement Class (inception: 9/30/2009)	8.67%	8.67%
Institutional Class (inception: 9/30/2009)	8.94	8.94
Premier Class (inception: 9/30/2009)	8.79	8.79

Lifecycle Index 2010 Fund Composite Index*	9.21	9.21

Broad-based market index
Barclays Capital U.S. Aggregate Bond Index	8.16	8.16

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on September 30, 2010, the Lifecycle Index 2010 Fund Composite Index consisted of: 44.2% Barclays Capital U.S. Aggregate Bond Index; 37.3% Russell 3000® Index; 12.4% MSCI EAFE Index; and 6.1% Barclays Capital U.S.Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

10	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	37.5%	37.5%
International equity	12.5	12.4
Fixed income	44.0	44.0
Inflation-protected assets	6.0	6.0
Other assets & liabilities, net	—	0.1

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	11

LIFECYCLE INDEX 2015 FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle Index 2015 Fund	1 year	since inception

Retirement Class (inception: 9/30/2009)	8.69%	8.69%
Institutional Class (inception: 9/30/2009)	8.96	8.96
Premier Class (inception: 9/30/2009)	8.72	8.72

Lifecycle Index 2015 Fund Composite Index*	9.24	9.24

Broad-based market index
Russell 3000® Index	10.96	10.96

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on September 30, 2010, the Lifecycle Index 2015 Fund Composite Index consisted of: 43.2% Russell 3000 Index; 38.3% Barclays Capital U.S. Aggregate Bond Index; 14.4% MSCI EAFE Index; and 4.1% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

12	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	43.5%	43.4%
International equity	14.5	14.4
Fixed income	38.0	38.0
Inflation-protected assets	4.0	4.0
Other assets & liabilities, net	—	0.2

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	13

LIFECYCLE INDEX 2020 FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle Index 2020 Fund	1 year	since inception

Retirement Class (inception: 9/30/2009)	8.73%	8.73%
Institutional Class (inception: 9/30/2009)	9.00	9.00
Premier Class (inception: 9/30/2009)	8.76	8.76

Lifecycle Index 2020 Fund Composite Index*	9.26	9.26

Broad-based market index
Russell 3000® Index	10.96	10.96

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on September 30, 2010, the Lifecycle Index 2020 Fund Composite Index consisted of: 49.2% Russell 3000 Index; 32.3% Barclays Capital U.S. Aggregate Bond Index; 16.4% MSCI EAFE Index; and 2.1% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

14	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	49.5%	49.2%
International equity	16.5	16.4
Fixed income	32.0	31.9
Inflation-protected assets	2.0	2.0
Other assets & liabilities, net	—	0.5

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	15

LIFECYCLE INDEX 2025 FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle Index 2025 Fund	1 year	since inception

Retirement Class (inception: 9/30/2009)	8.69%	8.69%
Institutional Class (inception: 9/30/2009)	8.96	8.96
Premier Class (inception: 9/30/2009)	8.82	8.82

Lifecycle Index 2025 Fund Composite Index*	9.25	9.25

Broad-based market index
Russell 3000® Index	10.96	10.96

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on September 30, 2010, the Lifecycle Index 2025 Fund Composite Index consisted of: 55.2% Russell 3000 Index; 26.3% Barclays Capital U.S. Aggregate Bond Index; 18.4% MSCI EAFE Index; and 0.1% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

16	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	55.5%	55.3%
International equity	18.5	18.4
Fixed income	26.0	25.9
Inflation-protected assets	0.0	0.1
Other assets & liabilities, net	—	0.3

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	17

LIFECYCLE INDEX 2030 FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle Index 2030 Fund	1 year	since inception

Retirement Class (inception: 9/30/2009)	8.69%	8.69%
Institutional Class (inception: 9/30/2009)	9.06	9.06
Premier Class (inception: 9/30/2009)	8.82	8.82

Lifecycle Index 2030 Fund Composite Index*	9.23	9.23

Broad-based market index
Russell 3000® Index	10.96	10.96

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on September 30, 2010, the Lifecycle Index 2030 Fund Composite Index consisted of: 61.2% Russell 3000 Index; 20.4% MSCI EAFE Index; and 18.4% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

18	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	61.5%	61.3%
International equity	20.5	20.3
Fixed income	18.0	17.9
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	0.5

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	19

LIFECYCLE INDEX 2035 FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle Index 2035 Fund	1 year	since inception

Retirement Class (inception: 9/30/2009)	8.64%	8.64%
Institutional Class (inception: 9/30/2009)	8.91	8.91
Premier Class (inception: 9/30/2009)	8.77	8.77

Lifecycle Index 2035 Fund Composite Index*	9.17	9.17

Broad-based market index
Russell 3000® Index	10.96	10.96

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on September 30, 2010, the Lifecycle Index 2035 Fund Composite Index consisted of: 67.2% Russell 3000 Index; 22.4% MSCI EAFE Index; and 10.4% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

20	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	67.5%	67.4%
International equity	22.5	22.4
Fixed income	10.0	9.9
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	0.3

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	21

LIFECYCLE INDEX 2040 FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle Index 2040 Fund	1 year	since inception

Retirement Class (inception: 9/30/2009)	8.62%	8.62%
Institutional Class (inception: 9/30/2009)	8.98	8.98
Premier Class (inception: 9/30/2009)	8.74	8.74

Lifecycle Index 2040 Fund Composite Index*	9.19	9.19

Broad-based market index
Russell 3000® Index	10.96	10.96

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on September 30, 2010, the Lifecycle Index 2040 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

22	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	67.5%	67.5%
International equity	22.5	22.5
Fixed income	10.0	9.7
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	0.3

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	23

LIFECYCLE INDEX 2045 FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle Index 2045 Fund	1 year	since inception

Retirement Class (inception: 9/30/2009)	8.67%	8.67%
Institutional Class (inception: 9/30/2009)	8.94	8.94
Premier Class (inception: 9/30/2009)	8.80	8.80

Lifecycle Index 2045 Fund Composite Index*	9.19	9.19

Broad-based market index
Russell 3000® Index	10.96	10.96

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on September 30, 2010, the Lifecycle Index 2045 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

24	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	67.5%	67.4%
International equity	22.5	22.4
Fixed income	10.0	9.7
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	0.5

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	25

LIFECYCLE INDEX 2050 FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle Index 2050 Fund	1 year	since inception

Retirement Class (inception: 9/30/2009)	8.67%	8.67%
Institutional Class (inception: 9/30/2009)	8.94	8.94
Premier Class (inception: 9/30/2009)	8.80	8.80

Lifecycle Index 2050 Fund Composite Index*	9.19	9.19

Broad-based market index
Russell 3000® Index	10.96	10.96

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on September 30, 2010, the Lifecycle Index 2050 Fund Composite Index consisted of: 67.5% Russell 3000 Index; 22.5% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index. The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

26	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	67.5%	67.5%
International equity	22.5	22.5
Fixed income	10.0	9.7
Inflation-protected assets	0.0	0.0
Other assets & liabilities, net	—	0.3

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	27

LIFECYCLE INDEX RETIREMENT INCOME FUND

PERFORMANCE AS OF SEPTEMBER 30, 2010

	Total return	Average annual total return

Lifecycle Index Retirement Income Fund	1 year	since inception

Retirement Class (inception: 9/30/2009)	8.56%	8.56%
Institutional Class (inception: 9/30/2009)	8.82	8.82
Premier Class (inception: 9/30/2009)	8.67	8.67

Lifecycle Index Retirement Income Fund Composite Index*	9.13	9.13

Broad-based market index
Barclays Capital U.S. Aggregate Bond Index	8.16	8.16

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of the close of business on September 30, 2010, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 50.0% Barclays Capital U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE Index; and 10.0% Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L). The fund’s benchmark, the components that make up a composite benchmark and the method of calculating a composite benchmark’s performance may vary over time. The returns of the indexes reflect no deduction for fees and expenses.

28	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception September 30, 2009)

For the purpose of comparison, the graph also shows the change in the value of a broad-based market index during the same period. The performance of the other share classes varies due to differences in expense charges.

ASSET ALLOCATION

	Target allocation	% of net assets as of 9/30/10

U.S. equity	30.0%	30.3%
International equity	10.0	10.0
Fixed income	50.0	49.9
Inflation-protected assets	10.0	10.0
Other assets & liabilities, net	—	–0.2

Total	100.0	100.0

TARGET ALLOCATION

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	29

PORTFOLIO OF INVESTMENTS

LIFECYCLE INDEX 2010 FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
1,323,103	TIAA-CREF Bond Index Fund		$13,892,585	44.0%

			13,892,585	44.0

INFLATION-PROTECTED ASSETS
169,950	TIAA-CREF Inflation-Linked Bond Fund		1,905,144	6.0

			1,905,144	6.0

INTERNATIONAL EQUITY
248,990	TIAA-CREF International Equity Index Fund		3,939,023	12.4

			3,939,023	12.4

U.S. EQUITY
1,364,940	TIAA-CREF Equity Index Fund		11,874,976	37.5

			11,874,976	37.5

	TOTAL TIAA-CREF FUNDS	(Cost $30,409,100)	31,611,728	99.9

	TOTAL PORTFOLIO	(Cost $30,409,100)	31,611,728	99.9
	OTHER ASSETS & LIABILITIES, NET		40,566	0.1

	NET ASSETS		$31,652,294	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX 2015 FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
1,604,522	TIAA-CREF Bond Index Fund		$16,847,485	38.0%

			16,847,485	38.0

INFLATION-PROTECTED ASSETS
159,491	TIAA-CREF Inflation-Linked Bond Fund		1,787,893	4.0

			1,787,893	4.0

INTERNATIONAL EQUITY
403,990	TIAA-CREF International Equity Index Fund		6,391,115	14.4

			6,391,115	14.4

U.S. EQUITY
2,214,557	TIAA-CREF Equity Index Fund		19,266,644	43.4

			19,266,644	43.4

	TOTAL TIAA-CREF FUNDS	(Cost $42,677,414)	44,293,137	99.8

	TOTAL PORTFOLIO	(Cost $42,677,414)	44,293,137	99.8
	OTHER ASSETS & LIABILITIES, NET		86,094	0.2

	NET ASSETS		$44,379,231	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

30	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE INDEX 2020 FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
1,635,565	TIAA-CREF Bond Index Fund		$17,173,436	31.9%

			17,173,436	31.9

INFLATION-PROTECTED ASSETS
98,091	TIAA-CREF Inflation-Linked Bond Fund		1,099,597	2.0

			1,099,597	2.0

INTERNATIONAL EQUITY
557,075	TIAA-CREF International Equity Index Fund		8,812,925	16.4

			8,812,925	16.4

U.S. EQUITY
3,052,960	TIAA-CREF Equity Index Fund		26,560,752	49.2

			26,560,752	49.2

	TOTAL TIAA-CREF FUNDS	(Cost $51,754,796)	53,646,710	99.5

	TOTAL PORTFOLIO	(Cost $51,754,796)	53,646,710	99.5
	OTHER ASSETS & LIABILITIES, NET		246,200	0.5

	NET ASSETS		$53,892,910	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX 2025 FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
1,312,875	TIAA-CREF Bond Index Fund		$13,785,185	25.9%

			13,785,185	25.9

INFLATION-PROTECTED ASSETS
3,122	TIAA-CREF Inflation-Linked Bond Fund		34,999	0.1

			34,999	0.1

INTERNATIONAL EQUITY
618,071	TIAA-CREF International Equity Index Fund		9,777,881	18.4

			9,777,881	18.4

U.S. EQUITY
3,386,787	TIAA-CREF Equity Index Fund		29,465,044	55.3

			29,465,044	55.3

	TOTAL TIAA-CREF FUNDS	(Cost $51,291,833)	53,063,109	99.7

	TOTAL PORTFOLIO	(Cost $51,291,833)	53,063,109	99.7
	OTHER ASSETS & LIABILITIES, NET		153,591	0.3

	NET ASSETS		$53,216,700	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	31

PORTFOLIO OF INVESTMENTS

LIFECYCLE INDEX 2030 FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
998,530	TIAA-CREF Bond Index Fund		$10,484,563	17.9%

			10,484,563	17.9

INTERNATIONAL EQUITY
751,889	TIAA-CREF International Equity Index Fund		11,894,888	20.3

			11,894,888	20.3

U.S. EQUITY
4,117,221	TIAA-CREF Equity Index Fund		35,819,819	61.3

			35,819,819	61.3

	TOTAL TIAA-CREF FUNDS	(Cost $56,149,939)	58,199,270	99.5

	TOTAL PORTFOLIO	(Cost $56,149,939)	58,199,270	99.5
	OTHER ASSETS & LIABILITIES, NET		295,069	0.5

	NET ASSETS		$58,494,339	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX 2035 FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
550,875	TIAA-CREF Bond Index Fund		$5,784,190	9.9%

			5,784,190	9.9

INTERNATIONAL EQUITY
823,471	TIAA-CREF International Equity Index Fund		13,027,316	22.4

			13,027,316	22.4

U.S. EQUITY
4,502,296	TIAA-CREF Equity Index Fund		39,169,973	67.4

			39,169,973	67.4

	TOTAL TIAA-CREF FUNDS	(Cost $55,969,173)	57,981,479	99.7

	TOTAL PORTFOLIO	(Cost $55,969,173)	57,981,479	99.7
	OTHER ASSETS & LIABILITIES, NET		188,700	0.3

	NET ASSETS		$58,170,179	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

32	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS

LIFECYCLE INDEX 2040 FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
749,265	TIAA-CREF Bond Index Fund		$7,867,278	9.7%

			7,867,278	9.7

INTERNATIONAL EQUITY
1,154,364	TIAA-CREF International Equity Index Fund		18,262,042	22.5

			18,262,042	22.5

U.S. EQUITY
6,311,276	TIAA-CREF Equity Index Fund		54,908,100	67.5

			54,908,100	67.5

	TOTAL TIAA-CREF FUNDS	(Cost $77,904,005)	81,037,420	99.7

	TOTAL PORTFOLIO	(Cost $77,904,005)	81,037,420	99.7
	OTHER ASSETS & LIABILITIES, NET		270,819	0.3

	NET ASSETS		$81,308,239	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX 2045 FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
165,894	TIAA-CREF Bond Index Fund		$1,741,885	9.7%

			1,741,885	9.7

INTERNATIONAL EQUITY
255,586	TIAA-CREF International Equity Index Fund		4,043,374	22.4

			4,043,374	22.4

U.S. EQUITY
1,397,134	TIAA-CREF Equity Index Fund		12,155,068	67.4

			12,155,068	67.4

	TOTAL TIAA-CREF FUNDS	(Cost $17,216,345)	17,940,327	99.5

	TOTAL PORTFOLIO	(Cost $17,216,345)	17,940,327	99.5
	OTHER ASSETS & LIABILITIES, NET		86,870	0.5

	NET ASSETS		$18,027,197	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	33

PORTFOLIO OF INVESTMENTS

LIFECYCLE INDEX 2050 FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
111,988	TIAA-CREF Bond Index Fund		$1,175,873	9.7%

			1,175,873	9.7

INTERNATIONAL EQUITY
172,517	TIAA-CREF International Equity Index Fund		2,729,212	22.5

			2,729,212	22.5

U.S. EQUITY
943,171	TIAA-CREF Equity Index Fund		8,205,588	67.5

			8,205,588	67.5

	TOTAL TIAA-CREF FUNDS	(Cost $11,504,101)	12,110,673	99.7

	TOTAL PORTFOLIO	(Cost $11,504,101)	12,110,673	99.7
	OTHER ASSETS & LIABILITIES, NET		42,000	0.3

	NET ASSETS		$12,152,673	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

LIFECYCLE INDEX RETIREMENT INCOME FUND ▪ SEPTEMBER 30, 2010

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
FIXED INCOME
296,871	TIAA-CREF Bond Index Fund		$3,117,143	49.9%

			3,117,143	49.9

INFLATION-PROTECTED ASSETS
55,422	TIAA-CREF Inflation-Linked Bond Fund		621,277	10.0

			621,277	10.0

INTERNATIONAL EQUITY
39,567	TIAA-CREF International Equity Index Fund		625,946	10.0

			625,946	10.0

U.S. EQUITY
216,883	TIAA-CREF Equity Index Fund		1,886,881	30.3

			1,886,881	30.3

	TOTAL TIAA-CREF FUNDS	(Cost $5,918,142)	6,251,247	100.2

	TOTAL PORTFOLIO	(Cost $5,918,142)	6,251,247	100.2
	OTHER ASSETS & LIABILITIES, NET		(14,760)	(0.2)

	NET ASSETS		$6,236,487	100.0%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

34	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

[This page intentionally left blank.]

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	35

STATEMENTS OF ASSETS AND LIABILITIES

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ SEPTEMBER 30, 2010

	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund	Lifecycle Index 2035 Fund

ASSETS
Affiliated investments, at value*	$31,611,728	$44,293,137	$53,646,710	$53,063,109	$58,199,270	$57,981,479
Cash	10,712	9,974	52,517	21,485	8,418	10,976
Receivable from securities transactions	630,681	882,477	970,351	805,670	623,890	265,188
Receivable from Fund shares sold	105,760	102,626	217,354	153,873	313,873	236,179
Dividends and interest receivable	28,216	34,499	33,710	26,533	20,411	11,096
Due from investment advisor	850	880	884	881	917	899
Other	100	121	125	115	134	125

Total assets	32,388,047	45,323,714	54,921,651	54,071,666	59,166,913	58,505,942

LIABILITIES
Management fees payable	182	255	309	306	335	334
Due to affiliates	169	175	222	251	220	206
Payable for securities transactions	718,897	925,976	1,010,061	836,203	652,300	316,285
Accrued expenses & other payables	16,505	18,077	18,149	18,206	19,719	18,938

Total liabilities	735,753	944,483	1,028,741	854,966	672,574	335,763

NET ASSETS	$31,652,294	$44,379,231	$53,892,910	$53,216,700	$58,494,339	$58,170,179

NET ASSETS CONSIST OF:
Paid-in-capital	$30,391,875	$42,632,724	$51,901,317	$51,370,297	$56,450,820	$56,159,147
Undistributed net investment income (loss)	172,826	197,670	168,315	119,026	92,431	42,110
Accumulated net realized gain (loss) on total investments	(115,035)	(66,885)	(68,636)	(43,899)	(98,242)	(43,383)
Net unrealized appreciation (depreciation) on total investments	1,202,628	1,615,722	1,891,914	1,771,276	2,049,330	2,012,305

NET ASSETS	$31,652,294	$44,379,231	$53,892,910	$53,216,700	$58,494,339	$58,170,179

RETIREMENT CLASS:
Net assets	$300,208	$327,160	$304,302	$324,456	$455,294	$403,711
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	27,741	30,221	28,104	29,974	42,027	37,303

Net asset value per share	$10.82	$10.83	$10.83	$10.82	$10.83	$10.82

INSTITUTIONAL CLASS:
Net assets	$30,598,948	$43,293,801	$51,737,343	$51,228,341	$56,943,875	$56,430,133
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,821,565	3,991,483	4,770,333	4,724,412	5,245,514	5,203,836

Net asset value per share	$10.84	$10.85	$10.85	$10.84	$10.86	$10.84

PREMIER CLASS:
Net assets	$753,138	$758,270	$1,851,265	$1,663,903	$1,095,170	$1,336,335
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	69,530	69,998	170,911	153,625	101,026	123,396

Net asset value per share	$10.83	$10.83	$10.83	$10.83	$10.84	$10.83

* Affiliated investments, Cost	$30,409,100	$42,677,414	$51,754,796	$51,291,833	$56,149,939	$55,969,173

36	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	37

STATEMENTS OF ASSETS AND LIABILITIES	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ SEPTEMBER 30, 2010

	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index Retirement Income Fund

ASSETS
Affiliated investments, at value*	$81,037,420	$17,940,327	$12,110,673	$6,251,247
Cash	8,522	21,400	10,796	8,342
Receivable from securities transactions	351,139	80,661	52,627	120,740
Receivable from Fund shares sold	344,305	91,198	56,579	1,474
Dividends and interest receivable	15,427	3,636	2,465	7,173
Due from investment advisor	974	831	844	815
Other	193	78	68	51

Total assets	81,757,980	18,138,131	12,234,052	6,389,842

LIABILITIES
Management fees payable	467	103	70	36
Due to affiliates	326	107	89	92
Payable for securities transactions	427,565	94,297	64,091	136,913
Accrued expenses & other payables	21,383	16,427	17,129	16,314

Total liabilities	449,741	110,934	81,379	153,355

NET ASSETS	$81,308,239	$18,027,197	$12,152,673	$6,236,487

NET ASSETS CONSIST OF:
Paid-in-capital	$78,171,221	$17,302,099	$11,550,629	$5,887,154
Undistributed net investment income (loss)	64,853	17,007	12,674	99
Accumulated net realized gain (loss) on total investments	(61,250)	(15,891)	(17,202)	16,129
Net unrealized appreciation (depreciation) on total investments	3,133,415	723,982	606,572	333,105

NET ASSETS	$81,308,239	$18,027,197	$12,152,673	$6,236,487

RETIREMENT CLASS:
Net assets	$395,148	$325,398	$285,693	$273,945
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	36,437	30,222	26,544	25,714

Net asset value per share	$10.84	$10.77	$10.76	$10.65

INSTITUTIONAL CLASS:
Net assets	$79,123,287	$17,294,197	$11,539,411	$5,690,305
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	7,281,929	1,603,484	1,070,179	534,149

Net asset value per share	$10.87	$10.79	$10.78	$10.65

PREMIER CLASS:
Net assets	$1,789,804	$407,602	$327,569	$272,237
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	164,946	37,825	30,412	25,553

Net asset value per share	$10.85	$10.78	$10.77	$10.65

* Affiliated investments, Cost	$77,904,005	$17,216,345	$11,504,101	$5,918,142

38	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	39

STATEMENTS OF OPERATIONS

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD ENDED SEPTEMBER 30, 2010

	Lifecycle Index 2010 Fund	Lifecycle Index 2015 Fund	Lifecycle Index 2020 Fund	Lifecycle Index 2025 Fund	Lifecycle Index 2030 Fund	Lifecycle Index 2035 Fund

INVESTMENT INCOME
Dividends from affiliated investments	$238,327	$270,316	$243,826	$195,703	$174,314	$124,339

Total income	238,327	270,316	243,826	195,703	174,314	124,339

EXPENSES
Management fees	13,638	18,297	19,369	18,258	21,475	19,952
Distribution fees - Retirement Class	131	133	132	133	144	138
Distribution fees - Premier Class	416	416	479	469	437	450
Fund administration fees	1,031	1,370	1,391	1,337	1,578	1,437
Custody and accounting fees	13,237	13,235	13,235	13,232	13,228	13,228
Professional fees	18,578	18,566	18,569	18,605	18,596	18,580
Shareholder reports	15,310	16,285	16,522	17,247	19,141	17,377
Shareholder servicing - Retirement Class	773	784	778	785	840	809
Shareholder servicing - Institutional Class	158	157	157	144	220	211
Shareholder servicing - Premier Class	101	101	101	101	101	101
Trustee fees and expenses	120	163	166	143	188	171
Compliance fees	400	505	529	491	600	547
Interest expense	515	628	685	662	782	679
Registration fees	43,484	44,862	45,093	44,118	45,776	45,776
Other expenses	2,551	3,634	3,919	3,752	4,246	3,943

Total expenses	110,443	119,136	121,125	119,477	127,352	123,399
Less: Expenses reimbursed by the investment advisor	(95,937)	(99,957)	(100,818)	(100,283)	(104,908)	(102,500)
Fee waiver by investment advisor and TPIS	(3,548)	(4,831)	(5,165)	(4,883)	(5,720)	(5,310)

Net expenses	10,958	14,348	15,142	14,311	16,724	15,589

Net investment income (loss)	227,369	255,968	228,684	181,392	157,590	108,750

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Net realized gain (loss) from affiliated investments	(115,035)	(66,885)	(68,637)	(43,899)	(98,242)	(43,383)

Net change in unrealized appreciation (depreciation) from affiliated investments	1,202,628	1,615,722	1,891,914	1,771,276	2,049,330	2,012,305

Net realized and unrealized gain (loss) from affiliated investments	1,087,593	1,548,837	1,823,277	1,727,377	1,951,088	1,968,922

Net increase (decrease) in net assets resulting from operations	$1,314,962	$1,804,805	$2,051,961	$1,908,769	$2,108,678	$2,077,672

40	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	41

STATEMENTS OF OPERATIONS	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD ENDED SEPTEMBER 30, 2010

	Lifecycle Index 2040 Fund	Lifecycle Index 2045 Fund	Lifecycle Index 2050 Fund	Lifecycle Index Retirement Income Fund

INVESTMENT INCOME
Dividends from affiliated investments	$156,095	$90,402	$84,614	$126,329

Total income	156,095	90,402	84,614	126,329

EXPENSES
Management fees	30,520	8,842	6,922	5,516
Distribution fees - Retirement Class	138	134	131	129
Distribution fees - Premier Class	476	398	393	388
Fund administration fees	2,312	680	544	455
Custody and accounting fees	13,226	13,228	13,228	13,228
Professional fees	18,704	18,536	18,524	18,512
Shareholder reports	24,304	16,002	18,335	15,460
Shareholder servicing - Retirement Class	809	788	775	765
Shareholder servicing - Institutional Class	178	152	160	136
Shareholder servicing - Premier Class	101	101	101	101
Trustee fees and expenses	312	83	76	68
Compliance fees	877	254	210	192
Interest expense	1,056	185	98	76
Registration fees	45,776	41,732	41,459	41,159
Other expenses	5,790	1,625	1,129	775

Total expenses	144,579	102,740	102,085	96,960
Less: Expenses reimbursed by the investment advisor	(113,088)	(93,017)	(94,315)	(90,609)
Fee waiver by investment advisor and TPIS	(8,022)	(2,260)	(1,705)	(1,312)

Net expenses	23,469	7,463	6,065	5,039

Net investment income (loss)	132,626	82,939	78,549	121,290

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM AFFILIATED INVESTMENTS:
Net realized gain (loss) from affiliated investments	(61,250)	(15,891)	(17,202)	16,129

Net change in unrealized appreciation (depreciation) from affiliated investments	3,133,415	723,982	606,572	333,105

Net realized and unrealized gain (loss) from affiliated investments	3,072,165	708,091	589,370	349,234

Net increase (decrease) in net assets resulting from operations	$3,204,791	$791,030	$667,919	$470,524

42	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	43

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Index 2010 Fund		Lifecycle Index 2015 Fund		Lifecycle Index 2020 Fund

		September 30, 2010	September 30, 2009*	September 30, 2010	September 30, 2009*	September 30, 2010	September 30, 2009*

OPERATIONS
Net investment income (loss)		$227,369	$(14)	$255,968	$(14)	$228,684	$(14)
Net realized gain (loss) from affiliated investments		(115,035)	—	(66,885)	—	(68,637)	—
Net change in unrealized appreciation (depreciation) from affiliated investments		1,202,628	—	1,615,722	—	1,891,914	—

Net increase (decrease) from operations		1,314,962	(14)	1,804,805	(14)	2,051,961	(14)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(1,096)	—	(916)	—	(1,018)	—
	Institutional Class	(52,381)	—	(56,496)	—	(58,364)	—
	Premier Class	(1,160)	—	(981)	—	(1,081)	—
From realized gains:	Retirement Class	—	—	—	—	—	—
	Institutional Class	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—

Total distributions		(54,637)	—	(58,393)	—	(60,463)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	28,248	250,000	53,973	250,000	32,462	250,000
	Institutional Class	28,777,699	3,500,000	39,462,318	3,500,000	47,324,288	3,500,000
	Premier Class	477,085	250,000	479,702	250,000	1,558,945	250,000
Reinvestments of distributions:	Retirement Class	1,096	—	916	—	1,017	—
	Institutional Class	52,381	—	56,496	—	58,364	—
	Premier Class	1,160	—	980	—	1,081	—
Redemptions:	Retirement Class	(286)	—	(490)	—	(1,113)	—
	Institutional Class	(2,943,089)	—	(1,420,933)	—	(1,070,393)	—
	Premier Class	(2,311)	—	(129)	—	(3,225)	—

Net increase (decrease) from shareholder transactions		26,391,983	4,000,000	38,632,833	4,000,000	47,901,426	4,000,000

Net increase (decrease) in net assets		27,652,308	3,999,986	40,379,245	3,999,986	49,892,924	3,999,986
NET ASSETS
Beginning of period		3,999,986	—	3,999,986	—	3,999,986	—

End of period		$31,652,294	$3,999,986	$44,379,231	$3,999,986	$53,892,910	$3,999,986

Undistributed net investment income (loss) included in net assets		$172,826	$(14)	$197,670	$(14)	$168,315	$(14)

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	2,661	25,000	5,179	25,000	3,113	25,000
	Institutional Class	2,751,512	350,000	3,772,869	350,000	4,516,336	350,000
	Premier Class	44,629	25,000	44,914	25,000	146,103	25,000
Shares reinvested:	Retirement Class	108	—	90	—	100	—
	Institutional Class	5,146	—	5,539	—	5,716	—
	Premier Class	114	—	96	—	106	—
Shares redeemed:	Retirement Class	(28)	—	(48)	—	(109)	—
	Institutional Class	(285,093)	—	(136,925)	—	(101,719)	—
	Premier Class	(213)	—	(12)	—	(297)	—

Net increase (decrease) from shareholder transactions		2,518,836	400,000	3,691,702	400,000	4,569,349	400,000

* The Fund commenced operations on September 30, 2009.

44	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	45

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Index 2025 Fund		Lifecycle Index 2030 Fund		Lifecycle Index 2035 Fund

		September 30, 2010	September 30, 2009*	September 30, 2010	September 30, 2009*	September 30, 2010	September 30, 2009*

OPERATIONS
Net investment income (loss)		$181,392	$(14)	$157,590	$(14)	$108,750	$(14)
Net realized gain (loss) from affiliated investments		(43,899)	—	(98,242)	—	(43,383)	—
Net change in unrealized appreciation (depreciation) from affiliated investments		1,771,276	—	2,049,330	—	2,012,305	—

Net increase (decrease) from operations		1,908,769	(14)	2,108,678	(14)	2,077,672	(14)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(1,158)	—	(919)	—	(1,046)	—
	Institutional Class	(60,081)	—	(63,350)	—	(64,579)	—
	Premier Class	(1,222)	—	(984)	—	(1,110)	—
From realized gains:	Retirement Class	—	—	—	—	—	—
	Institutional Class	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—

Total distributions		(62,461)	—	(65,253)	—	(66,735)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	52,596	250,000	179,463	250,000	129,980	250,000
	Institutional Class	46,351,206	3,500,000	52,485,244	3,500,000	51,457,873	3,500,000
	Premier Class	1,369,921	250,000	810,595	250,000	1,045,852	250,000
Reinvestments of distributions:	Retirement Class	1,158	—	919	—	1,046	—
	Institutional Class	60,080	—	63,350	—	64,579	—
	Premier Class	1,222	—	983	—	1,110	—
Redemptions:	Retirement Class	(2,162)	—	(5,331)	—	(4,603)	—
	Institutional Class	(463,595)	—	(1,083,125)	—	(536,552)	—
	Premier Class	(20)	—	(1,170)	—	(29)	—

Net increase (decrease) from shareholder transactions		47,370,406	4,000,000	52,450,928	4,000,000	52,159,256	4,000,000

Net increase (decrease) in net assets		49,216,714	3,999,986	54,494,353	3,999,986	54,170,193	3,999,986

NET ASSETS
Beginning of period		3,999,986	—	3,999,986	—	3,999,986	—

End of period		$53,216,700	$3,999,986	$58,494,339	$3,999,986	$58,170,179	$3,999,986

Undistributed net investment income (loss) included in net assets		$119,026	$(14)	$92,431	$(14)	$42,110	$(14)

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	5,073	25,000	17,462	25,000	12,652	25,000
	Institutional Class	4,412,675	350,000	4,993,686	350,000	4,899,242	350,000
	Premier Class	128,507	25,000	76,039	25,000	98,291	25,000
Shares reinvested:	Retirement Class	113	—	90	—	102	—
	Institutional Class	5,885	—	6,187	—	6,301	—
	Premier Class	120	—	96	—	108	—
Shares redeemed:	Retirement Class	(212)	—	(525)	—	(451)	—
	Institutional Class	(44,148)	—	(104,359)	—	(51,707)	—
	Premier Class	(2)	—	(109)	—	(3)	—

Net increase (decrease) from shareholder transactions		4,508,011	400,000	4,988,567	400,000	4,964,535	400,000

* The Fund commenced operations on September 30, 2009.

46	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	47

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Index 2040 Fund		Lifecycle Index 2045 Fund		Lifecycle Index 2050 Fund

		September 30, 2010	September 30, 2009*	September 30, 2010	September 30, 2009*	September 30, 2010	September 30, 2009*

OPERATIONS
Net investment income (loss)		$132,626	$(14)	$82,939	$(14)	$78,549	$(14)
Net realized gain (loss) from affiliated investments		(61,250)	—	(15,891)	—	(17,202)	—
Net change in unrealized appreciation (depreciation) from affiliated investments		3,133,415	—	723,982	—	606,572	—

Net increase (decrease) from operations		3,204,791	(14)	791,030	(14)	667,919	(14)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(511)	—	(2,305)	—	(2,534)	—
	Institutional Class	(66,781)	—	(61,351)	—	(60,836)	—
	Premier Class	(575)	—	(2,370)	—	(2,599)	—
From realized gains:	Retirement Class	—	—	—	—	—	—
	Institutional Class	—	—	—	—	—	—
	Premier Class	—	—	—	—	—	—

Total distributions		(67,867)	—	(66,026)	—	(65,969)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	121,564	250,000	54,783	250,000	14,715	250,000
	Institutional Class	73,388,721	3,500,000	13,247,644	3,500,000	7,659,905	3,500,000
	Premier Class	1,491,364	250,000	133,385	250,000	54,592	250,000
Reinvestments of distributions:	Retirement Class	511	—	2,305	—	2,534	—
	Institutional Class	66,781	—	61,351	—	60,836	—
	Premier Class	575	—	2,370	—	2,599	—
Redemptions:	Retirement Class	(4,290)	—	(3,530)	—	(1,428)	—
	Institutional Class	(893,887)	—	(196,091)	—	(243,006)	—
	Premier Class	(10)	—	(10)	—	(10)	—

Net increase (decrease) from shareholder transactions		74,171,329	4,000,000	13,302,207	4,000,000	7,550,737	4,000,000

Net increase (decrease) in net assets		77,308,253	3,999,986	14,027,211	3,999,986	8,152,687	3,999,986

NET ASSETS
Beginning of period		3,999,986	—	3,999,986	—	3,999,986	—

End of period		$81,308,239	$3,999,986	$18,027,197	$3,999,986	$12,152,673	$3,999,986

Undistributed net investment income (loss) included in net assets		$64,853	$(14)	$17,007	$(14)	$12,674	$(14)

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	11,806	25,000	5,347	25,000	1,437	25,000
	Institutional Class	7,010,897	350,000	1,266,083	350,000	737,505	350,000
	Premier Class	139,891	25,000	12,594	25,000	5,158	25,000
Shares reinvested:	Retirement Class	50	—	226	—	249	—
	Institutional Class	6,502	—	6,015	—	5,970	—
	Premier Class	56	—	232	—	255	—
Shares redeemed:	Retirement Class	(419)	—	(351)	—	(142)	—
	Institutional Class	(85,470)	—	(18,614)	—	(23,296)	—
	Premier Class	(1)	—	(1)	—	(1)	—

Net increase (decrease) from shareholder transactions		7,083,312	400,000	1,271,531	400,000	727,135	400,000

* The Fund commenced operations on September 30, 2009.

48	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	49

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFECYCLE INDEX FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Index Retirement Income Fund

		September 30, 2010	September 30, 2009*

OPERATIONS
Net investment income (loss)		$121,290	$(14)
Net realized gain (loss) from affiliated investments		16,129	—
Net change in unrealized appreciation (depreciation) from affiliated investments		333,105	—

Net increase (decrease) from operations		470,524	(14)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Retirement Class	(4,962)	—
	Institutional Class	(111,108)	—
	Premier Class	(5,215)	—
From realized gains:	Retirement Class	—	—
	Institutional Class	—	—
	Premier Class	—	—

Total distributions		(121,285)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Retirement Class	2,398	250,000
	Institutional Class	2,956,483	3,500,000
	Premier Class	482	250,000
Reinvestments of distributions:	Retirement Class	4,962	—
	Institutional Class	111,108	—
	Premier Class	5,215	—
Redemptions:	Retirement Class	(10)	—
	Institutional Class	(1,193,366)	—
	Premier Class	(10)	—

Net increase (decrease) from shareholder transactions		1,887,262	4,000,000

Net increase (decrease) in net assets		2,236,501	3,999,986

NET ASSETS
Beginning of period		3,999,986	—

End of period		$6,236,487	$3,999,986

Undistributed net investment income (loss) included in net assets		$99	$(14)

CHANGE IN FUND SHARES
Shares sold:	Retirement Class	231	25,000
	Institutional Class	288,026	350,000
	Premier Class	46	25,000
Shares reinvested:	Retirement Class	484	—
	Institutional Class	10,823	—
	Premier Class	508	—
Shares redeemed:	Retirement Class	(1)	—
	Institutional Class	(114,700)	—
	Premier Class	(1)	—

Net increase (decrease) from shareholder transactions		185,416	400,000

* The Fund commenced operations on September 30, 2009.

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50	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	51

FINANCIAL HIGHLIGHTS

LIFECYCLE INDEX 2010 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class			Institutional Class

	9/30/10	9/30/09*		9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.21	—	(d)	0.17	—	(d)
Net realized and unrealized gain (loss) on total investments	0.65	—		0.72	—

Total gain (loss) from investment operations	0.86	—	(d)	0.89	—	(d)

Less distributions from:
Net investment income	(0.04)	—		(0.05)	—

Total distributions	(0.04)	—		(0.05)	—

Net asset value, end of period	$10.82	$10.00		$10.84	$10.00

TOTAL RETURN	8.67%	0.00	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$300	$250		$30,599	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.22%	875.82	%(c)	0.80%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33%	0.35	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	2.01%	(0.35	)%(c)	1.65%	(0.10	)%(c)
Portfolio turnover	43%	0	%(b)	43%	0	%(b)

52	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2010 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.22	—	(d)
Net realized and unrealized gain (loss) on total investments	0.66	—

Total gain (loss) from investment operations	0.88	—	(d)

Less distributions from:
Net investment income	(0.05)	—

Total distributions	(0.05)	—

Net asset value, end of period	$10.83	$10.00

TOTAL RETURN	8.79%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$753	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.04%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.08%	(0.25	)%(c)
Portfolio turnover	43%	0	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentages for the period of less than one year are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.12% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	53

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2015 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class			Institutional Class

	9/30/10	9/30/09*		9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.20	—	(d)	0.14	—	(d)
Net realized and unrealized gain (loss) on total investments	0.67	—		0.75	—

Total gain (loss) from investment operations	0.87	—	(d)	0.89	—	(d)

Less distributions from:
Net investment income	(0.04)	—		(0.04)	—

Total distributions	(0.04)	—		(0.04)	—

Net asset value, end of period	$10.83	$10.00		$10.85	$10.00

TOTAL RETURN	8.69%	0.00	%(b)	8.96%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$327	$250		$43,294	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.07%	875.82	%(c)	0.64%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33%	0.35	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.89%	(0.35	)%(c)	1.38%	(0.10	)%(c)
Portfolio turnover	23%	0	%(b)	23%	0	%(b)

54	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2015 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.20	—	(d)
Net realized and unrealized gain (loss) on total investments	0.67	—

Total gain (loss) from investment operations	0.87	—	(d)

Less distributions from:
Net investment income	(0.04)	—

Total distributions	(0.04)	—

Net asset value, end of period	$10.83	$10.00

TOTAL RETURN	8.72%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$758	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.90%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.97%	(0.25	)%(c)
Portfolio turnover	23%	0	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentages for the period of less than one year are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.11% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	55

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2020 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class			Institutional Class

	9/30/10	9/30/09*		9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.19	—	(d)	0.12	—	(d)
Net realized and unrealized gain (loss) on total investments	0.68	—		0.78	—

Total gain (loss) from investment operations	0.87	—	(d)	0.90	—	(d)

Less distributions from:
Net investment income	(0.04)	—		(0.05)	—

Total distributions	(0.04)	—		(0.05)	—

Net asset value, end of period	$10.83	$10.00		$10.85	$10.00

TOTAL RETURN	8.73%	0.00	%(b)	9.00%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$304	$250		$51,737	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.06%	875.82	%(c)	0.62%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33%	0.35	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.80%	(0.35	)%(c)	1.16%	(0.10	)%(c)
Portfolio turnover	22%	0	%(b)	22%	0	%(b)

56	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2020 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.18	—	(d)
Net realized and unrealized gain (loss) on total investments	0.69	—

Total gain (loss) from investment operations	0.87	—	(d)

Less distributions from:
Net investment income	(0.04)	—

Total distributions	(0.04)	—

Net asset value, end of period	$10.83	$10.00

TOTAL RETURN	8.76%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,851	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.85%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.72%	(0.25	)%(c)
Portfolio turnover	22%	0	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentages for the period of less than one year are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.10% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	57

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2025 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class			Institutional Class

	9/30/10	9/30/09*		9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.18	—	(d)	0.10	—	(d)
Net realized and unrealized gain (loss) on total investments	0.69	—		0.79	—

Total gain (loss) from investment operations	0.87	—	(d)	0.89	—	(d)

Less distributions from:
Net investment income	(0.05)	—		(0.05)	—

Total distributions	(0.05)	—		(0.05)	—

Net asset value, end of period	$10.82	$10.00		$10.84	$10.00

TOTAL RETURN	8.69%	0.00	%(b)	8.96%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$324	$250		$51,228	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.10%	875.82	%(c)	0.65%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33%	0.35	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.69%	(0.35	)%(c)	0.97%	(0.10	)%(c)
Portfolio turnover	16%	0	%(b)	16%	0	%(b)

58	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2025 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.17	—	(d)
Net realized and unrealized gain (loss) on total investments	0.71	—

Total gain (loss) from investment operations	0.88	—	(d)

Less distributions from:
Net investment income	(0.05)	—

Total distributions	(0.05)	—

Net asset value, end of period	$10.83	$10.00

TOTAL RETURN	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,664	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.89%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.61%	(0.25	)%(c)
Portfolio turnover	16%	0	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentages for the period of less than one year are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.10% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	59

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2030 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class			Institutional Class

	9/30/10	9/30/09*		9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.15	—	(d)	0.07	—	(d)
Net realized and unrealized gain (loss) on total investments	0.72	—		0.83	—

Total gain (loss) from investment operations	0.87	—	(d)	0.90	—	(d)

Less distributions from:
Net investment income	(0.04)	—		(0.04)	—

Total distributions	(0.04)	—		(0.04)	—

Net asset value, end of period	$10.83	$10.00		$10.86	$10.00

TOTAL RETURN	8.69%	0.00	%(b)	9.06%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$455	$250		$56,944	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.01%	875.82	%(c)	0.59%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33%	0.35	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.47%	(0.35	)%(c)	0.71%	(0.10	)%(c)
Portfolio turnover	16%	0	%(b)	16%	0	%(b)

60	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2030 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.16	—	(d)
Net realized and unrealized gain (loss) on total investments	0.72	—

Total gain (loss) from investment operations	0.88	—	(d)

Less distributions from:
Net investment income	(0.04)	—

Total distributions	(0.04)	—

Net asset value, end of period	$10.84	$10.00

TOTAL RETURN	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,095	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.83%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.56%	(0.25	)%(c)
Portfolio turnover	16%	0	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentages for the period of less than one year are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.09% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	61

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2035 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class			Institutional Class

	9/30/10	9/30/09*		9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.15	—	(d)	0.05	—	(d)
Net realized and unrealized gain (loss) on total investments	0.71	—		0.84	—

Total gain (loss) from investment operations	0.86	—	(d)	0.89	—	(d)

Less distributions from:
Net investment income	(0.04)	—		(0.05)	—

Total distributions	(0.04)	—		(0.05)	—

Net asset value, end of period	$10.82	$10.00		$10.84	$10.00

TOTAL RETURN	8.64%	0.00	%(b)	8.91%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$404	$250		$56,430	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.04%	875.82	%(c)	0.61%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33%	0.35	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.41%	(0.35	)%(c)	0.52%	(0.10	)%(c)
Portfolio turnover	10%	0	%(b)	10%	0	%(b)

62	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2035 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.14	—	(d)
Net realized and unrealized gain (loss) on total investments	0.73	—

Total gain (loss) from investment operations	0.87	—	(d)

Less distributions from:
Net investment income	(0.04)	—

Total distributions	(0.04)	—

Net asset value, end of period	$10.83	$10.00

TOTAL RETURN	8.77%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,336	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.85%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.40%	(0.25	)%(c)
Portfolio turnover	10%	0	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentages for the period of less than one year are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.09% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	63

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2040 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class			Institutional Class

	9/30/10	9/30/09*		9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.15	—	(d)	0.04	—	(d)
Net realized and unrealized gain (loss) on total investments	0.71	—		0.86	—

Total gain (loss) from investment operations	0.86	—	(d)	0.90	—	(d)

Less distributions from:
Net investment income	(0.02)	—		(0.03)	—

Total distributions	(0.02)	—		(0.03)	—

Net asset value, end of period	$10.84	$10.00		$10.87	$10.00

TOTAL RETURN	8.62%	0.00	%(b)	8.98%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$395	$250		$79,123	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.88%	875.82	%(c)	0.47%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33%	0.35	%(c)	0.07%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.41%	(0.35	)%(c)	0.42%	(0.10	)%(c)
Portfolio turnover	11%	0	%(b)	11%	0	%(b)

64	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2040 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.14	—	(d)
Net realized and unrealized gain (loss) on total investments	0.73	—

Total gain (loss) from investment operations	0.87	—	(d)

Less distributions from:
Net investment income	(0.02)	—

Total distributions	(0.02)	—

Net asset value, end of period	$10.85	$10.00

TOTAL RETURN	8.74%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$1,790	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.69%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.32%	(0.25	)%(c)
Portfolio turnover	11%	0	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentages for the period of less than one year are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.09% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	65

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2045 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class			Institutional Class

	9/30/10	9/30/09*		9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.15	—	(d)	0.09	—	(d)
Net realized and unrealized gain (loss) on total investments	0.71	—		0.80	—

Total gain (loss) from investment operations	0.86	—	(d)	0.89	—	(d)

Less distributions from:
Net investment income	(0.09)	—		(0.10)	—

Total distributions	(0.09)	—		(0.10)	—

Net asset value, end of period	$10.77	$10.00		$10.79	$10.00

TOTAL RETURN	8.67%	0.00	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$325	$250		$17,294	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.53%	875.82	%(c)	1.15%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33%	0.35	%(c)	0.08%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.46%	(0.35	)%(c)	0.90%	(0.10	)%(c)
Portfolio turnover	10%	0	%(b)	10%	0	%(b)

66	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2045 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.16	—	(d)
Net realized and unrealized gain (loss) on total investments	0.71	—

Total gain (loss) from investment operations	0.87	—	(d)

Less distributions from:
Net investment income	(0.09)	—

Total distributions	(0.09)	—

Net asset value, end of period	$10.78	$10.00

TOTAL RETURN	8.80%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$408	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.37%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.57%	(0.25	)%(c)
Portfolio turnover	10%	0	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentages for the period of less than one year are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.09% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	67

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2050 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class			Institutional Class

	9/30/10	9/30/09*		9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.15	—	(d)	0.11	—	(d)
Net realized and unrealized gain (loss) on total investments	0.71	—		0.78	—

Total gain (loss) from investment operations	0.86	—	(d)	0.89	—	(d)

Less distributions from:
Net investment income	(0.10)	—		(0.11)	—

Total distributions	(0.10)	—		(0.11)	—

Net asset value, end of period	$10.76	$10.00		$10.78	$10.00

TOTAL RETURN	8.67%	0.00	%(b)	8.94%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$286	$250		$11,539	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.80%	875.82	%(c)	1.46%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33%	0.35	%(c)	0.08%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	1.49%	(0.35	)%(c)	1.10%	(0.10	)%(c)
Portfolio turnover	11%	0	%(b)	11%	0	%(b)

68	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX 2050 FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.16	—	(d)
Net realized and unrealized gain (loss) on total investments	0.71	—

Total gain (loss) from investment operations	0.87	—	(d)

Less distributions from:
Net investment income	(0.10)	—

Total distributions	(0.10)	—

Net asset value, end of period	$10.77	$10.00

TOTAL RETURN	8.80%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$328	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.65%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	1.59%	(0.25	)%(c)
Portfolio turnover	11%	0	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentages for the period of less than one year are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.09% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	69

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE INDEX RETIREMENT INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retirement Class			Institutional Class

	9/30/10	9/30/09*		9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00		$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.22	—	(d)	0.22	—	(d)
Net realized and unrealized gain (loss) on total investments	0.63	—		0.65	—

Total gain (loss) from investment operations	0.85	—	(d)	0.87	—	(d)

Less distributions from:
Net investment income	(0.20)	—		(0.22)	—

Total distributions	(0.20)	—		(0.22)	—

Net asset value, end of period	$10.65	$10.00		$10.65	$10.00

TOTAL RETURN	8.56%	0.00	%(b)	8.82%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$274	$250		$5,690	$3,500
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	2.07%	875.82	%(c)	1.74%	670.85	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.33%	0.35	%(c)	0.08%	0.10	%(c)
Ratio of net investment income (loss) to average net assets	2.13%	(0.35	)%(c)	2.19%	(0.10	)%(c)
Portfolio turnover	39%	0	%(b)	39%	0	%(b)

70	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

LIFECYCLE INDEX RETIREMENT INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Premier Class

	9/30/10	9/30/09*

SELECTED PER SHARE DATA
Net asset value, beginning of period	$10.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.23	—	(d)
Net realized and unrealized gain (loss) on total investments	0.63	—

Total gain (loss) from investment operations	0.86	—	(d)

Less distributions from:
Net investment income	(0.21)	—

Total distributions	(0.21)	—

Net asset value, end of period	$10.65	$10.00

TOTAL RETURN	8.67%	0.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period or year (in thousands)	$272	$250
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	1.91%	875.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.23%	0.25	%(c)
Ratio of net investment income (loss) to average net assets	2.24%	(0.25	)%(c)
Portfolio turnover	39%	0	%(b)

*	The Retirement Class, Institutional Class, and Premier Class commenced operations on September 30, 2009.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentages for the period of less than one year are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expense of the Underlying Funds. The annualized weighted average expense ratio of the Underlying Fund was 0.13% for the period ended September 30, 2010.

See notes to financial statements	TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	71

NOTES TO FINANCIAL STATEMENTS

TIAA-CREF LIFECYCLE INDEX FUNDS

Note 1—organization and significant accounting policies

The Lifecycle Index Funds (the “Funds,” each individually referred to as a “Fund”), are a sub-family of ten funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of forty-nine series of funds. The remaining funds are presented in separate shareholder reports. Each Lifecycle Index Fund commenced operations on September 30, 2009.

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer Institutional, Retirement and Premier classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the Board of Trustees (“Trustees”) and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Certain prior year amounts have been reclassified to conform to current year presentation. The following is a summary of the significant accounting policies consistently followed by the Funds.

The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions.

72	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

Security valuation: The Funds investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Accounting for investments: Securities transactions are accounted for as of the trade date for financial reporting purposes. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statements of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees, and Transfer Agency Fees and Expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required. Management has analyzed the Funds’ tax positions taken for all open federal income tax years (2009-2010) and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations.

For the year ended September 30, 2010, permanent book and tax differences resulting primarily from differing treatments for startup costs were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by these reclassifications.

Trustee compensation: The Funds pay the Trustees of the Funds, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, Trustees participate in a long-term compensation plan. Amounts deferred

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	73

NOTES TO FINANCIAL STATEMENTS

are retained by the Funds. The investment of deferred amounts and the offsetting payable to the Trustees are included in other assets and accrued expenses, and other payables in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation, incurred for the year ended September 30, 2010, are reflected in the Statements of Operations.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Trustees. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Investments in registered investment companies: These investments are valued at net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ended September 30, 2010, there were no significant transfers between levels by the Funds.

As of September 30, 2010, all of the investments in the Lifecycle Index Funds were valued based on Level 1 inputs.

Note 3—investment adviser and affiliates

Under the terms of the Investment Management Agreement, each Fund pays Advisors a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Effective February 1, 2010,

74	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

Advisors has contractually agreed to waive a portion of each Fund’s management fees equal to, on an annual basis, 0.03% of the Funds average daily net assets. This waiver will remain in effect through January 31, 2011. However, this agreement may be terminated before this date with the approval of the Trustees.

Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms.

The Retirement Class and Premier Class of the Funds have adopted a Distribution (Rule 12b-1) Plan that compensates TPIS for providing distribution, promotional and shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. TPIS has agreed not to seek any payment from the Retirement Class shares under the Distribution (Rule 12b-1) Plan through January 31, 2011. However, this agreement may be terminated before this date with the approval of the Trustees.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding aquired fund fees and extraordinary expenses) exceed 0.35% of average daily net assets for the Retirement Class shares; 0.25% of the average daily net assets for the Premier Class shares; and 0.10% of average daily net assets for the Institutional Class shares of the Funds. The expense reimbursement arrangements will continue through at least January 31, 2011, unless changed with the approval of the Trustees.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of fund expenses are disclosed as part of due to affiliates on the Statements of Assets and Liabilities.

At the commencement of operations of each Fund, TIAA, an affiliate, invested in each Fund. The following is the percentage of the Funds’ shares owned by affiliates as of September 30, 2010:

Fund	TIAA

Lifecycle Index 2010	14%
Lifecycle Index 2015	10%
Lifecycle Index 2020	8%
Lifecycle Index 2025	8%
Lifecycle Index 2030	7%
Lifecycle Index 2035	7%
Lifecycle Index 2040	5%
Lifecycle Index 2045	24%
Lifecycle Index 2050	36%
Lifecycle Index Retirement Income	70%

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	75

NOTES TO FINANCIAL STATEMENTS

Note 4—investments

At September 30, 2010, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Lifecycle Index 2010	$30,547,590	$1,064,138	$—	$1,064,138
Lifecycle Index 2015	42,768,590	1,524,547	—	1,524,547
Lifecycle Index 2020	51,844,600	1,802,110	—	1,802,110
Lifecycle Index 2025	51,349,587	1,713,522	—	1,713,522
Lifecycle Index 2030	56,265,829	1,933,441	—	1,933,441
Lifecycle Index 2035	56,022,865	1,958,614	—	1,958,614
Lifecycle Index 2040	77,983,033	3,054,387	—	3,054,387
Lifecycle Index 2045	17,237,302	703,025	—	703,025
Lifecycle Index 2050	11,525,959	584,714	—	584,713
Lifecycle Index Retirement Income	5,927,674	323,573	—	323,573

Purchases and sales of securities, excluding short-term instruments, for the Funds, for the period ended September 30, 2010, were as follows:

Fund	Purchases	Sales

Lifecycle Index 2010	$32,407,225	$5,883,090
Lifecycle Index 2015	43,017,439	4,273,140
Lifecycle Index 2020	52,106,927	4,283,493
Lifecycle Index 2025	50,374,465	3,038,734
Lifecycle Index 2030	55,791,581	3,543,400
Lifecycle Index 2035	54,060,469	2,047,912
Lifecycle Index 2040	77,414,248	3,448,993
Lifecycle Index 2045	14,126,951	894,715
Lifecycle Index 2050	8,304,980	783,677
Lifecycle Index Retirement Income	4,030,212	2,128,198

76	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

continued

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended September 30, 2010 was as follows:

	2010

Fund	Ordinary Income	Long-Term Capital Gains	Total

Lifecycle Index 2010	$54,637	$—	$54,637
Lifecycle Index 2015	58,393	—	58,393
Lifecycle Index 2020	60,463	—	60,463
Lifecycle Index 2025	62,461	—	62,461
Lifecycle Index 2030	65,253	—	65,253
Lifecycle Index 2035	66,735	—	66,735
Lifecycle Index 2040	67,867	—	67,867
Lifecycle Index 2045	66,026	—	66,026
Lifecycle Index 2050	65,969	—	65,969
Lifecycle Index Retirement Income	121,285	—	121,285

There were no distributions paid for the period ended September 30, 2009.

As of September 30, 2010, the components of accumulated earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Capital Loss Carryover	Post-October Losses	Total

Lifecycle Index 2010	$196,382	$—	$1,064,137	$—	$—	$1,260,519
Lifecycle Index 2015	222,080	—	1,524,549	—	—	1,746,629
Lifecycle Index 2020	189,607	—	1,802,111	—	—	1,991,718
Lifecycle Index 2025	132,995	—	1,713,523	—	—	1,846,518
Lifecycle Index 2030	110,213	—	1,933,441	—	—	2,043,654
Lifecycle Index 2035	52,542	—	1,958,615	—	—	2,011,157
Lifecycle Index 2040	82,824	—	3,054,387	—	—	3,137,211
Lifecycle Index 2045	22,152	—	703,024	—	—	725,176
Lifecycle Index 2050	17,400	—	584,713	—	—	602,113
Lifecycle Index Retirement Income	25,811	—	323,573	—	—	349,384

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales.

Note 6—line of credit

Each of the Funds participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	77

NOTES TO FINANCIAL STATEMENTS	concluded

which is managed by Advisors or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended September 30, 2010, there were no borrowings under this credit facility by the Funds.

Note 7—Change in Fiscal Year End

On July 20, 2010, the Trustees approved a change of the Funds’ fiscal year end from September 30 to May 31.

78	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of the
Lifecycle Index Funds of the TIAA-CREF Funds:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Lifecycle Index 2010 Fund, Lifecycle Index 2015 Fund, Lifecycle Index 2020 Fund, Lifecycle Index 2025 Fund, Lifecycle Index 2030 Fund, Lifecycle Index 2035 Fund, Lifecycle Index 2040 Fund, Lifecycle Index 2045 Fund, Lifecycle Index 2050 Fund and Lifecycle Index Retirement Income Fund (constituting the Lifecycle Index Funds of the TIAA-CREF Funds, hereafter referred to as the “Funds”), at September 30, 2010, the results of each of their operations for the year then ended and the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2010 by correspondence with the transfer agent, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
November 22, 2010

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	79

MANAGEMENT (UNAUDITED)

TRUSTEES AND OFFICERS OF THE TIAA-CREF LIFECYCLE INDEX FUNDS
Disinterested trustees

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee

Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 4/25/54	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003– 2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	68

Director of GMO, Director and member of the Investment Committee, the Maine Coast Heritage Trust; Investment Committee member, Gulf of Maine Research Institute, Maine Community Foundation and Carnegie Endowment for International Peace; Director, Appalachian Mountain Club and the Butler Conservation Fund, Inc.

Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/6/62	Trustee	Indefinite term. Trustee since 2007.	Former Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	68

Independent Director, the Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend and Income Fund, Inc.; Member of the Board of Managers of Lazard Alternative Strategies Fund, LLC.

Eugene Flood, Jr. c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/31/55	Trustee	Indefinite term. Trustee since 2005.	President and Chief Executive Officer (since 2000) and a Director (since 1994) of Smith Breeden Associates, Inc. (investment advisor).	68	Director, Smith Breeden Associates, Inc. (investment adviser).

80	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee

Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 11/05/67	Trustee	Indefinite term. Trustee since 2007.	Chief Operating Officer, Copper Rock Capital Partners, LLC (since 2007). Formerly, Chief Operating Officer, DDJ Capital Management (2003–2006); and Executive Vice President (2000–2002), Senior Vice President (1995–2000) and Vice President (1992–1995), Fidelity Investments.	68	Director, Copper Rock Capital Partners, LLC (investment adviser).

Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/4/54	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	68	None

Nancy L. Jacob c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 1/15/43	Trustee	Indefinite term. Trustee since 1999.	President and Founder (since 2006) of NLJ Advisors, Inc. (investment adviser). President and Managing Principal, Windermere Investment Associates (1997–2006); Chairman and Chief Executive Officer, CTC Consulting, Inc. (1994–1997) and Executive Vice President, U.S. Trust Company of the Pacific Northwest (1993–1997).	68	None

Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 8/5/48	Trustee	Indefinite term. Trustee since 2003.	Chief Executive Officer (since 2010), President and Chief Operating Officer (since 2009), First Eagle Investment Management; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009); Chairman, Oppenheimer Funds, Inc. (2000–2001), Chief Executive Officer (1995–2001), President (1991–2000), and Chief Operating Officer (1989–1995) of that firm.	68

Director, Prudential plc; Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management; Governors Committee on Scholastic Achievement, William T. Grant Foundation; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); and North Shore Land Alliance.

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	81

MANAGEMENT (UNAUDITED)	continued

TRUSTEES AND OFFICERS OF THE TIAA-CREF LIFECYCLE INDEX FUNDS
Disinterested trustees — concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee

James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 7/13/58	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (since 2008); Mitsui Professor of Economics (since 1996), Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department, Massachusetts Institute of Technology (MIT); Program Director, National Bureau of Economic Research (1990–2008).	68	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research.

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 10/18/49	Chairman of the Board and Trustee	Indefinite term as Trustee; Chairman for term ending June 30, 2012. Trustee since 1999. Chairman since 2009.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman, Chief Executive Officer and Chief Investment Officer, NCM Capital Management Group, Inc. (since 1991); Chairman and Chief Executive Officer and Chief Investment Officer, NCM Capital Advisers Inc. (since 2003); and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (since 2007).	68	Director, SCANA Corporation (energy holding company) and NCM Capital Investment Trust.

82	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee

Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 DOB: 2/17/50	Trustee	Indefinite term. Trustee since 2006.	Chairman, Department of Finance, the Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002), and Director, AIM Investment Center, McCombs School of Business, University of Texas at Austin (since 2000); Professor, University of Texas at Austin (since 1987); Associate Dean for Research (2001–2002), Associate Director of Research (2000–2003), the Center for International Business Education and Research, University of Texas at Austin, and Director of the Bureau of Business Research, University of Texas at Austin (2001–2002).	68	Governing Council, Independent Directors Council (mutual funds).

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	83

MANAGEMENT (UNAUDITED)	continued

TRUSTEES AND OFFICERS OF THE TIAA-CREF LIFECYCLE INDEX FUNDS
Executive officers

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Marvin W. Adams TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/16/57	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President of Shared Services (since 2010) and Technology and Operations (2010) of Teachers Insurance and Annuity Association of America (“TIAA”), Teachers Advisors, Inc. (“Advisors”) and TIAA-CREF Investment Management, LLC (“Investment Management”), and Executive Vice President of the TIAA-CREF Funds, CREF, TIAA-CREF Life Funds and TIAA-CREF Separate Account VA-1 (collectively, the “TIAA-CREF Fund Complex”) (since 2010); President, Fidelity Shared Services, Fidelity Investments (2007–2009); Chief Information Officer and CIO Council Head, Citigroup (2006–2007); Senior Vice President of Corporate Strategy and Chief Information Officer, Ford Motor Company (2000–2006); Executive Vice President and Chief Information Officer, Bank One Corporation (1994–2000); Head of Worldwide Engineering Systems, Xerox (1991–1994).

Brandon Becker TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/19/54	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2009.

Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex (since 2009); Partner, Wilmer Cutler Pickering Hale & Dorr LLP (1996–2009); Special Advisor to the Chairman for International Derivatives (1995–1996), U.S. Securities and Exchange Commission; and Director, Division of Market Regulation (1993–1995), U.S. Securities and Exchange Commission.

Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/8/62	Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.

Chief Compliance Officer of TIAA, TIAA Separate Account VA-3 and the TIAA-CREF Fund Complex (since 2008), Vice President, Senior Compliance Officer of Asset Management Compliance of TIAA and Chief Compliance Officer of Investment Management (since 2008), Chief Compliance Officer of Advisors (2008); Managing Director/Director of Global Compliance, AIG Global Investment Group (2000–2008); Senior Vice President/Group Head, Regulatory Oversight Group, Scudder Kemper Investments, Inc. (1998–2000); Chief Compliance Officer/Vice President, Legal Department, Salomon Brothers Asset Management, Inc. (1997–1998); Assistant General Counsel/Director, Securities Law Compliance, the Prudential Insurance Company of America (1994–1997); Staff Attorney, Division of Enforcement, U.S. Securities and Exchange Commission (1988–1994); and Staff Attorney, New York Office of Special Prosecutor (Howard Beach case) (1987–1988).

84	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Scott C. Evans TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 5/11/59	President and Principal Executive Officer	One-year term. President and Principal Executive Officer since 2007.

President and Principal Executive Officer of the TIAA-CREF Funds and the TIAA-CREF Life Funds (since 2007), Executive Vice President (since 1997) of CREF and TIAA Separate Account VA-1, Executive Vice President, Investments, Research, Institute & Strategy (since 2009), Executive Vice President, Head of Asset Management (2006–2009), Executive Vice President and Chief Investment Officer (2005) of TIAA, Director of Advisors (since 2004), President and Chief Executive Officer of Investment Management and Advisors and Manager of Investment Management (since 2004), Manager of TIAA Realty Capital Management, LLC (2004–2006), Chief Investment Officer of TIAA (2004–2006), Director of TIAA Global Markets, Inc. (2004–2005), Director of TIAA-CREF Life Insurance Company (1997–2006), and Director of Teachers Personal Investors Services, Inc. (“TPIS”) (2006–2008).

Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 11/22/63	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2007.

Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA Life Funds (since 2007) and TIAA Separate Account VA-1 (since 2009), Treasurer of CREF (since 2008), Director of Advisors (since 2008); Chief Financial Officer, Van Kampen Funds (2005–2006); and Vice President and Chief Financial Officer, Enterprise Capital Management and the Enterprise Group of Funds (1995–2005).

Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/25/59	Executive Vice President	One-year term. Executive Vice President since 2009.

Executive Vice President, Head of Risk Management of TIAA, Executive Vice President of the TIAA-CREF Fund Complex (since 2009), Executive Vice President, Risk Management of Advisors and Investment Management (since 2009), Senior Managing Director and Acting Head of Risk Management of TIAA and Senior Managing Director of the TIAA-CREF Fund Complex (2008–2009), Senior Managing Director, Chief Credit Risk Officer (2004–2008) of TIAA, Director, TIAA-CREF Life Insurance Company (2006–2008), Director, TPIS, Advisors and Investment Management (2008), Head of Risk Management of Advisors and Investment Management (2005–2006); Senior Vice President, Risk Management Department, Lehman Brothers (1996–2004).

William Mostyn III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 1/1/48	Vice President and Corporate Secretary	One-year term. Vice President and Corporate Secretary since 2008.

Senior Vice President (since 2010) and Corporate Secretary of TIAA and Vice President and Corporate Secretary of the TIAA-CREF Fund Complex (since 2008). Deputy General Counsel and Corporate Secretary, Bank of America (2005–2008); and Deputy General Counsel, Secretary and Corporate Governance Officer, The Gillette Company (2000–2005).

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	85

MANAGEMENT (UNAUDITED)	concluded

TRUSTEES AND OFFICERS OF THE TIAA-CREF LIFECYCLE INDEX FUNDS
Executive officers — concluded

Name, Address and Date of Birth (“DOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Dermot J. O’Brien TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 3/13/66	Executive Vice President	One-year term. Executive Vice President since 2003.

Executive Vice President, Human Resources (since 2010, 2005–2007) and Executive Vice President of Human Resources and Corporate Services (2007–2010) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2003), Director, TIAA-CREF Life Insurance Company (2003–2006); First Vice President and Head of Human Resources, International Private Client Division, Merrill Lynch & Co. (1999–2003); and Vice President and Head of Human Resources, Japan Morgan Stanley (1998–1999).

Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 4/21/58	Executive Vice President	One-year term. Executive Vice President since 2006.

Executive Vice President and Chief Operating Officer (since 2010), Executive Vice President, Product Development and Management (2009–2010), Executive Vice President, Institutional Client Services (2006–2009), and Executive Vice President, Product Management (2005–2006) of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex (since 2006), Executive Vice President, Institutional Client Services (2006–2008), Director, TCT Holdings, Inc. (since 2007), Executive Vice President, TIAA-CREF Enterprises, Inc., (2008), Manager, President and Chief Executive Officer, TIAA-CREF Redwood, LLC (since 2006), Director of Tuition Financing (2006–2009), Senior Vice President, Pension Products (2003–2006) and Vice President, Support Services (1998–2003) of TIAA and the TIAA-CREF Fund Complex.

Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 DOB: 9/26/52	Executive Vice President	One-year term. Executive Vice President since 2010.

Executive Vice President and Chief Marketing and Communications Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex (since 2010); Senior Vice President, The Hartford Financial Services Group, Inc. (2008–2010); Executive Vice President and Chief Marketing Officer, BearingPoint (2005–2008); Executive Vice President, Public Relations, Marketing and Brand, and Vice President of Investor Relations at AT&T (1996–2005).

Please note that the Funds’ Statement of Additional Information (SAI) includes information about the Funds’ trustees and is available, without charge, through our website, tiaa-cref.org or by telephone at 800 223–1200.

86	2010 Annual Report ▪ TIAA-CREF Lifecycle Index Funds

IMPORTANT TAX INFORMATION (UNAUDITED)

TIAA-CREF LIFECYCLE INDEX FUNDS

For the fiscal year ended September 30, 2010, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Fund	Percentage	Fund	Percentage

Lifecycle Index 2010	14.07%	Lifecycle Index 2035	52.32%
Lifecycle Index 2015	14.57	Lifecycle Index 2040	41.42
Lifecycle Index 2020	18.55	Lifecycle Index 2045	70.78
Lifecycle Index 2025	26.57	Lifecycle Index 2050	74.86
Lifecycle Index 2030	32.77	Lifecycle Index Retirement Income	18.86

For the fiscal year ended September 30, 2010, the Lifecycle Index Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage	Fund	Percentage

Lifecycle Index 2010	7.71%	Lifecycle Index 2035	28.84%
Lifecycle Index 2015	7.99	Lifecycle Index 2040	22.83
Lifecycle Index 2020	10.19	Lifecycle Index 2045	39.02
Lifecycle Index 2025	14.61	Lifecycle Index 2050	41.27
Lifecycle Index 2030	18.03	Lifecycle Index Retirement Income	10.34

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2010, which will be reported in conjunction with your 2010 Form 1099-DIV.

By early 2011, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

TIAA-CREF Lifecycle Index Funds ▪ 2010 Annual Report	87

HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday 9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 842-2252. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products.

©2010 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

          PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended September 30, 2010 and September 30, 2009, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $1,524,000 and $1,492,000, respectively.

4(b) Audit Related Fees.

For the fiscal years ended September 30, 2010 and September 30, 2009, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the year ended December 31, 2009, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0.

4(c) Tax Fees.

For the fiscal years ended September 30, 2010 and September 30, 2009, PwC’s aggregate fees for tax services billed to the Registrant were $495,700 and $489,375, respectively.

For the year ended December 31, 2009, the Tax Fees billed by PwC to the Fund Service Providers were $0.

4(d) All Other Fees.

For the fiscal years ended September 30, 2010 and September 30, 2009, PwC’s aggregate fees for all other services to the Registrant were $43,900 and $49,530, respectively.

For the year ended December 31, 2009, the Other Fees billed by PwC to the Fund Service Providers were $0.

4(e)(1) Preapproval Policy.

          The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the

Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

          The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2010 and September 30, 2009 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2010 and September 30, 2009 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2010 and September 30, 2009 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2010 and September 30, 2009 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2010 and September 30, 2009 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended September 30, 2010 and September 30, 2009 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the years ended September 30, 2010 and September 30, 2009, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $1,603,323 and $1,137,503, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 0.8%
132,612	*	Autoliv, Inc	$8,663,542
105,863	*	BorgWarner, Inc	5,570,511

		TOTAL AUTOMOBILES & COMPONENTS	14,234,053

BANKS - 3.5%
42,648	*	CIT Group, Inc	1,740,891
1,077,893		Huntington Bancshares, Inc	6,111,653
65,031		PNC Financial Services Group, Inc	3,375,759
757,868		US Bancorp	16,385,106
1,302,358		Wells Fargo & Co	32,728,258

		TOTAL BANKS	60,341,667

CAPITAL GOODS - 9.5%
174,099		3M Co	15,096,124
206,535		Boeing Co	13,742,839
67,097		Eaton Corp	5,534,831
178,247		Emerson Electric Co	9,386,487
1,818,714		General Electric Co	29,554,102
216,555		Goodrich Corp	15,966,600
61,033		Harsco Corp	1,500,191
405,382		Honeywell International, Inc	17,812,485
374,991		KBR, Inc	9,239,778
193,105		Koninklijke Philips Electronics NV (ADR)	6,048,049
168,055	*	Owens Corning, Inc	4,307,250
49,986		Precision Castparts Corp	6,365,717
203,203		Raytheon Co	9,288,409
40,238		SPX Corp	2,546,261
305,141		Textron, Inc	6,273,699
117,931		United Technologies Corp	8,400,225

		TOTAL CAPITAL GOODS	161,063,047

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
171,032		Republic Services, Inc	5,214,766
156,412	*	Stericycle, Inc	10,867,505

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	16,082,271

CONSUMER DURABLES & APPAREL - 2.1%
175,645		Hasbro, Inc	7,817,959
276,838		Jarden Corp	8,617,967
500,903		Newell Rubbermaid, Inc	8,921,082
116,119		Stanley Works	7,115,772
59,126		Tupperware Corp	2,705,606

		TOTAL CONSUMER DURABLES & APPAREL	35,178,386

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.9%
28,651	*	Chipotle Mexican Grill, Inc (Class A)	$4,927,972
255,001		McDonald’s Corp	19,000,125
415,348	*	Orient-Express Hotels Ltd (Class A)	4,631,130
1,010,293	*	PartyGaming plc	4,372,374

		TOTAL CONSUMER SERVICES	32,931,601

DIVERSIFIED FINANCIALS - 6.3%
1,343,438		Bank of America Corp	17,612,472
5,740,638	*	Citigroup, Inc	22,388,488
344,753		Discover Financial Services	5,750,480
85,314		Goldman Sachs Group, Inc	12,334,698
549,804		JPMorgan Chase & Co	20,931,038
185,538		Lazard Ltd (Class A)	6,508,673
185,559		Moody’s Corp	4,635,264
497,948		Morgan Stanley	12,289,357
191,645		State Street Corp	7,217,351

		TOTAL DIVERSIFIED FINANCIALS	109,667,821

ENERGY - 9.1%
180,879		Anadarko Petroleum Corp	10,319,147
158,141	*	Cameron International Corp	6,793,737
353,515		Chevron Corp	28,652,391
78,507		Enterprise Products Partners LP	3,114,373
835,237		Exxon Mobil Corp	51,609,293
477,477		Halliburton Co	15,790,164
213,476		Marathon Oil Corp	7,066,056
216,396	*	Newfield Exploration Co	12,429,786
131,150		Occidental Petroleum Corp	10,269,045
142,655		Petroleo Brasileiro S.A. (ADR)	5,174,097
202,677	*	Weatherford International Ltd	3,465,777

		TOTAL ENERGY	154,683,866

FOOD & STAPLES RETAILING - 2.2%
124,548		Costco Wholesale Corp	8,032,101
135,257	*	United Natural Foods, Inc	4,482,417
381,505		Wal-Mart Stores, Inc	20,418,147
115,690	*	Whole Foods Market, Inc	4,293,256

		TOTAL FOOD & STAPLES RETAILING	37,225,921

FOOD, BEVERAGE & TOBACCO - 5.9%
530,597		Coca-Cola Co	31,050,537
223,639	*	Dean Foods Co	2,283,354
195,951		H.J. Heinz Co	9,282,200
71,076	*	Hain Celestial Group, Inc	1,704,402
193,049	*	Hansen Natural Corp	8,999,944
120,850		InBev NV	7,108,911
297,362		Kraft Foods, Inc (Class A)	9,176,591
100,904		Lorillard, Inc	8,103,600
393,592		Philip Morris International, Inc	22,049,024

		TOTAL FOOD, BEVERAGE & TOBACCO	99,758,563

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 3.1%
53,216	*	Cerner Corp	$4,469,612
350,570		Cigna Corp	12,543,395
63,482	*	Edwards Lifesciences Corp	4,256,468
282,337	*	Express Scripts, Inc	13,749,811
325,310	*	Hologic, Inc	5,208,213
22,394	*	Intuitive Surgical, Inc	6,354,074
189,298		UnitedHealth Group, Inc	6,646,253

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	53,227,826

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
204,271		Avon Products, Inc	6,559,142
503,443		Procter & Gamble Co	30,191,477

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	36,750,619

INSURANCE - 3.0%
281,087		ACE Ltd	16,373,318
183,640		Aflac, Inc	9,496,024
159,299		Allstate Corp	5,025,883
304,917		Metlife, Inc	11,724,059
171,754		Prudential Financial, Inc	9,305,632

		TOTAL INSURANCE	51,924,916

MATERIALS - 3.2%
157,845		Barrick Gold Corp	7,306,645
95,189		Cytec Industries, Inc	5,366,756
381,200		Du Pont (E.I.) de Nemours & Co	17,009,143
534,447	*	Ferro Corp	6,889,022
99,276		Freeport-McMoRan Copper & Gold, Inc (Class B)	8,477,178
142,748		Monsanto Co	6,841,912
200		Sherwin-Williams Co	15,028
43,246		Walter Energy, Inc	3,515,467

		TOTAL MATERIALS	55,421,151

MEDIA - 3.2%
409,463	*	Discovery Communications, Inc (Class A)	17,832,114
51,350	*	Liberty Media Corp - Capital (Series A)	2,673,281
103,579		McGraw-Hill Cos, Inc	3,424,322
316,236		Viacom, Inc (Class B)	11,444,581
578,735		Walt Disney Co	19,161,915

		TOTAL MEDIA	54,536,213

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.3%
351,747		Abbott Laboratories	18,375,264
197,443	*	Amgen, Inc	10,881,084
296,549	*	Biovail Corp	7,428,552
842,572	*	Biovitrum AB	5,612,688
637,867		Bristol-Myers Squibb Co	17,292,575
199,043	*	Human Genome Sciences, Inc	5,929,491

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

44,100		Lonza Group AG.	$3,767,562
330,078		Merck & Co, Inc	12,150,171
62,692		Merck KGaA	5,266,346
494,038	*	Mylan Laboratories, Inc	9,292,855
274,208		Novartis AG. (ADR)	15,813,575
1,613,123		Pfizer, Inc	27,697,323
194,996	*	Seattle Genetics, Inc	3,028,288
132,119		Warner Chilcott plc	2,964,750
260,766	*	Watson Pharmaceuticals, Inc	11,033,009

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	156,533,533

RETAILING - 3.0%
69,419	*	Amazon.com, Inc	10,902,948
245,796	*	Collective Brands, Inc	3,967,147
491,058		Home Depot, Inc	15,556,718
174,102	*	J Crew Group, Inc	5,853,309
181	*	L’ Occitane International SA	504
414,092		Macy’s, Inc	9,561,384
172,323		Nordstrom, Inc	6,410,416

		TOTAL RETAILING	52,252,426

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
902,821		ARM Holdings plc	5,562,341
648,833		Intel Corp	12,477,059
417,600	*	Skyworks Solutions, Inc	8,635,968

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	26,675,368

SOFTWARE & SERVICES - 9.9%
129,008	*	Akamai Technologies, Inc	6,473,621
107,240	*	Alliance Data Systems Corp	6,998,482
65,089	*	Baidu, Inc (ADR)	6,679,433
118,574	*	Check Point Software Technologies	4,378,938
329,065	*	eBay, Inc	8,029,186
61,912	*	Google, Inc (Class A)	32,552,711
124,375	*	Informatica Corp	4,777,244
168,941		International Business Machines Corp	22,661,746
23,128		Mastercard, Inc (Class A)	5,180,672
1,308,380		Microsoft Corp	32,042,226
346,969	*	Nuance Communications, Inc	5,426,595
644,774		Oracle Corp	17,312,182
81,264	*	QLIK Technologies, Inc	1,791,871
507,792	*	Symantec Corp	7,703,205
177,773	*	Teradata Corp	6,854,927

		TOTAL SOFTWARE & SERVICES	168,863,039

TECHNOLOGY HARDWARE & EQUIPMENT - 9.4%
172,662	*	Apple, Inc	48,992,843
1,251,095	*	Cisco Systems, Inc	27,398,982
204,429	*	CommScope, Inc	4,853,144
804,458	*	EMC Corp	16,338,542
561,984		Hewlett-Packard Co	23,642,667
534,991	*	JDS Uniphase Corp	6,628,538

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

214,354	*	Netezza Corp	$5,776,840
368,878		Qualcomm, Inc	16,643,775
607,402		Xerox Corp	6,286,611

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	156,561,942

TELECOMMUNICATION SERVICES - 3.8%
464,091		AT&T, Inc	13,273,003
306,167	*	MetroPCS Communications, Inc	3,202,507
132,771	*	NII Holdings, Inc (Class B)	5,456,888
1,010,044		Qwest Communications International, Inc	6,332,976
1,397,135	*	Sprint Nextel Corp	6,468,735
83,310	*	Syniverse Holdings, Inc	1,888,638
883,967		Verizon Communications, Inc	28,808,484

		TOTAL TELECOMMUNICATION SERVICES	65,431,231

TRANSPORTATION - 2.9%
134,649	*	Continental Airlines, Inc (Class B)	3,344,681
1,089,109	*	JetBlue Airways Corp	7,286,139
168,208		Union Pacific Corp	13,759,414
372,201		United Parcel Service, Inc (Class B)	24,822,085

		TOTAL TRANSPORTATION	49,212,319

UTILITIES - 2.7%
1,300		Allegheny Energy, Inc	31,876
232,938		NextEra Energy, Inc	12,669,498
187,105		PG&E Corp	8,498,309
256,463		Public Service Enterprise Group, Inc	8,483,796
240,163		Questar Corp	4,210,057
203,072		Sempra Energy	10,925,274
59,106		Wisconsin Energy Corp	3,416,327

		TOTAL UTILITIES	48,235,137

		TOTAL COMMON STOCKS	1,696,792,916

		(Cost $1,598,300,083)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0.4%
$7,000,000	Federal Home Loan Bank (FHLB)	10/01/10	7,000,000

			7,000,000

	TOTAL SHORT-TERM INVESTMENTS		7,000,000

	(Cost $7,000,000)

	TOTAL INVESTMENTS - 99.9%		1,703,792,916
	(Cost $1,605,300,083)
	OTHER ASSETS & LIABILITIES, NET - 0.1%		2,189,279

	NET ASSETS - 100.0%		$1,705,982,195

Abbreviation(s):
ADR - American Depositary Receipt

*	Non-income producing.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

COMMON STOCKS - 99.6%

AUSTRALIA - 1.6%
930	Australia & New Zealand Banking Group Ltd	$21,286
6,091,343	Brambles Ltd	36,915,161

	TOTAL AUSTRALIA	36,936,447

BELGIUM - 1.8%
712,114	InBev NV	41,889,573

	TOTAL BELGIUM	41,889,573

CHINA - 4.9%
18,594,479	China South Locomotive and Rolling Stock Corp	17,590,684
12,034,979	CNOOC Ltd	23,328,984
41,052,380	Nine Dragons Paper Holdings Ltd	71,111,568

	TOTAL CHINA	112,031,236

FINLAND - 2.2%
1,976,894	Fortum Oyj	51,717,076

	TOTAL FINLAND	51,717,076

FRANCE - 0.9%
387,040	Carrefour S.A.	20,796,632
14,413	Societe Generale	830,150
3,336	Total S.A.	171,930

	TOTAL FRANCE	21,798,712

GERMANY - 21.4%
1,848,273	Bayer AG.	128,880,545
872,746	Deutsche Boerse AG.	58,233,355
1,834,980	Henkel KGaA (Preference)	98,560,561
2,951,264	Lanxess AG.	161,696,893
653,588	Rheinmetall AG.	43,213,696

	TOTAL GERMANY	490,585,050

HONG KONG - 7.4%
28,010,759	Li & Fung Ltd	157,583,873
13,132,000	Trinity Ltd	12,846,218

	TOTAL HONG KONG	170,430,091

INDIA - 3.3%
1,337,345	HDFC Bank Ltd	74,087,456

	TOTAL INDIA	74,087,456

INDONESIA - 0.4%
7,638,450	Bank Rakyat Indonesia	8,558,487

	TOTAL INDONESIA	8,558,487

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

ITALY - 1.0%
595,007		Saipem S.p.A.	$23,831,395

		TOTAL ITALY	23,831,395

JAPAN - 7.5%
67,700		Canon, Inc	3,158,739
275		Central Japan Railway Co	2,022,640
26,600		Daikin Industries Ltd	1,000,527
48,408		Denso Corp	1,435,192
46,250		Eisai Co Ltd	1,617,199
18,150	*	Fanuc Ltd	2,311,146
12,964		Fuji Folms Holdings Corp	429,390
80	*	Hoya Corp	1,950
136,697		Kao Corp	3,330,638
101,730		Komatsu Ltd	2,361,676
58,400		Matsushita Electric Industrial Co Ltd	791,212
23,246		Millea Holdings, Inc	627,096
127,107		Mitsubishi Corp	3,016,279
987,984		Mitsubishi Electric Corp	8,497,514
4,894,647		Mitsubishi UFJ Financial Group, Inc	22,808,070
247,950		Mitsubishi UFJ Lease & Finance Co Ltd	8,717,456
137,700		Mitsui & Co Ltd	2,048,675
122,000		Mitsui OSK Lines Ltd	767,250
103,000		Mitsui Trust Holdings, Inc	341,770
1,200		Murata Manufacturing Co Ltd	63,249
10,800		Nidec Corp	959,943
14,450		Nitto Denko Corp	565,156
168,950	*	NOK Corp	2,940,636
231,147	*	Nomura Holdings, Inc	1,118,632
12		Nomura Real Estate Office Fund, Inc	66,627
3,911,000	*	NTN Corp	16,865,836
101,895		ORIX Corp	7,787,375
206,950		Ryohin Keikaku Co Ltd	6,941,303
134,500		Seven & I Holdings Co Ltd	3,151,437
91,650	*	Sony Corp	2,833,597
289,350		Sumitomo Corp	3,729,523
16,900		Sumitomo Heavy Industries Ltd	87,051
375,500		Sumitomo Metal Industries Ltd	949,096
56,000		Sumitomo Metal Mining Co Ltd	855,295
263,447		Sumitomo Mitsui Financial Group, Inc	7,674,929
38,000		Suruga Bank Ltd	335,026
21,725		T&D Holdings, Inc	452,821
8,063,000		Teijin Ltd	26,657,738
10,342		Terumo Corp	548,815
931,800		THK Co Ltd	17,457,298
185,461		Toyo Suisan Kaisha Ltd	3,823,411
38,048		Tsumura & Co	1,183,189

		TOTAL JAPAN	172,332,402

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

MACAU - 4.5%

57,640,591	*,f	Sands China Ltd	$104,006,170

		TOTAL MACAU	104,006,170

NETHERLANDS - 0.1%
73,472		Royal Dutch Shell plc (A Shares)	2,211,392

		TOTAL NETHERLANDS	2,211,392

SINGAPORE - 0.0%
18		City Developments Ltd	175

		TOTAL SINGAPORE	175

SWEDEN - 7.4%
2,517,104		Alfa Laval AB	44,103,048
2,717,402		Assa Abloy AB (Class B)	68,536,254
2,404,918		SKF AB (B Shares)	55,303,106

		TOTAL SWEDEN	167,942,408

SWITZERLAND - 16.7%
2,377,634		Adecco S.A.	124,247,195
163,833		Bellevue Group AG.	5,418,585
111,155		Burckhardt Compression Holding AG.	24,637,011
107,889		Givaudan S.A.	110,233,100
225,985		Phonak Holding AG.	27,597,008
863,710	a	Tecan Group AG.	58,582,681
2,022,671	*	UBS A.G. (Switzerland)	34,333,844

		TOTAL SWITZERLAND	385,049,424

TAIWAN - 0.1%
755,408		Hon Hai Precision Industry Co, Ltd	2,841,107

		TOTAL TAIWAN	2,841,107

UNITED KINGDOM - 18.7%
15,285,963		ICAP plc	103,614,845
2,392,707		Imperial Tobacco Group plc	71,302,577
1,597,015		Reckitt Benckiser Group plc	87,831,334
160,444		Rio Tinto plc	9,378,459
5,734,324		Smiths Group plc	109,808,083
1,315,702		Tullow Oil plc	26,331,483
710,853	*	Wolseley plc	17,855,690

		TOTAL UNITED KINGDOM	426,122,471

		TOTAL COMMON STOCKS	2,292,371,072

		(Cost $2,087,686,559)

		TOTAL INVESTMENTS - 99.6%	2,292,371,072
		(Cost $2,087,686,559)
		OTHER ASSETS & LIABILITIES, NET - 0.4%	9,255,436

		NET ASSETS - 100.0%	$2,301,626,508

Abbreviation(s):

*	Non-income producing.
a	Affiliated holding.
f	Restricted security.

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR
September 30, 2010

SECTOR	VALUE	% OF NET ASSETS

INDUSTRIALS	$603,335,286	26.4%
MATERIALS	381,447,305	16.7
FINANCIALS	335,027,985	14.5
CONSUMER STAPLES	330,686,163	14.4
CONSUMER DISCRETIONARY	289,378,201	12.7
HEALTH CARE	218,409,437	9.5
ENERGY	75,875,184	3.3
UTILITIES	51,717,076	2.3
INFORMATION TECHNOLOGY	6,494,435	0.2
OTHER ASSETS & LIABILITIES, NET	9,255,436	0.4

TOTAL NET ASSETS	$2,301,626,508	100.0%

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

AUTOMOBILES & COMPONENTS - 2.7%
476,854	*	Ford Motor Co	$5,836,693
582,616		Johnson Controls, Inc	17,769,788

		TOTAL AUTOMOBILES & COMPONENTS	23,606,481

BANKS - 1.1%
398,059		Wells Fargo & Co	10,003,223

		TOTAL BANKS	10,003,223

CAPITAL GOODS - 11.9%
134,403		Boeing Co	8,943,176
92,657		Caterpillar, Inc	7,290,253
116,330		Cummins, Inc	10,537,171
423,064		Danaher Corp	17,180,629
422,774		Emerson Electric Co	22,263,278
97,597		Precision Castparts Corp	12,428,978
109,444		Rockwell Collins, Inc	6,375,113
148,848		Roper Industries, Inc	9,701,913
71,774		Schneider Electric S.A.	9,100,650

		TOTAL CAPITAL GOODS	103,821,161

CONSUMER DURABLES & APPAREL - 2.0%
86,274		Hasbro, Inc	3,840,056
195,062		Jarden Corp	6,072,280
102,156		Nike, Inc (Class B)	8,186,782

		TOTAL CONSUMER DURABLES & APPAREL	18,099,118

CONSUMER SERVICES - 2.9%
253,879	*	Orient-Express Hotels Ltd (Class A)	2,830,751
898,000	*,f	Sands China Ltd	1,620,343
177,189		Starwood Hotels & Resorts Worldwide, Inc	9,311,282
247,983		Yum! Brands, Inc	11,422,097

		TOTAL CONSUMER SERVICES	25,184,473

DIVERSIFIED FINANCIALS - 2.1%
56,627		Goldman Sachs Group, Inc	8,187,131
106,682		Morgan Stanley	2,632,912
278,611		NYSE Euronext	7,959,916

		TOTAL DIVERSIFIED FINANCIALS	18,779,959

ENERGY - 6.4%
123,867	*	Concho Resources, Inc	8,196,279
196,480		Crescent Point Energy Corp	7,239,340
204,636		National Oilwell Varco, Inc	9,100,163

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

181,887		Occidental Petroleum Corp	$14,241,753
243,997		Petroleo Brasileiro S.A. (ADR)	8,849,771
145,129		Schlumberger Ltd	8,941,398

		TOTAL ENERGY	56,568,704

FOOD, BEVERAGE & TOBACCO - 1.7%
102,252		Coca-Cola Co	5,983,787
151,901		InBev NV	8,935,463
7,366		Mead Johnson Nutrition Co	419,199

		TOTAL FOOD, BEVERAGE & TOBACCO	15,338,449

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
103,757	*	Edwards Lifesciences Corp	6,956,907
372,808	*	Express Scripts, Inc	18,155,750
28,823	*	Intuitive Surgical, Inc	8,178,238
48,426	*	Thoratec Corp	1,790,793

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	35,081,688

HOUSEHOLD & PERSONAL PRODUCTS - 3.0%
560,034		Avon Products, Inc	17,982,692
100,883		Estee Lauder Cos (Class A)	6,378,832
57,146		Nu Skin Enterprises, Inc (Class A)	1,645,805

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	26,007,329

INSURANCE - 1.1%
193,192		Aflac, Inc	9,989,958

		TOTAL INSURANCE	9,989,958

MATERIALS - 0.8%
11,230		CF Industries Holdings, Inc	1,072,465
127,102		Monsanto Co	6,091,999

		TOTAL MATERIALS	7,164,464

MEDIA - 6.7%
212,476	*	Discovery Communications, Inc (Class A)	9,253,330
592,701		Omnicom Group, Inc	23,399,835
170,094		Viacom, Inc (Class B)	6,155,702
611,984		Walt Disney Co	20,262,790

		TOTAL MEDIA	59,071,657

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.2%
451,025	*	Celgene Corp	25,983,550
84,549	*	Human Genome Sciences, Inc	2,518,715
52,044	*	Illumina, Inc	2,560,565
118,990	*	Life Technologies Corp	5,555,643
302,081		Novartis AG. (ADR)	17,421,012
106,281		Novo Nordisk A.S. (ADR)	10,462,302
500,538		Pfizer, Inc	8,594,237
204,898	*	Watson Pharmaceuticals, Inc	8,669,234

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	81,765,258

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

RETAILING - 6.4%
102,547	*	Amazon.com, Inc	$16,106,032
515,734	*	Dollar General Corp	15,085,220
624,679		Lowe’s Cos, Inc	13,924,095
191,627		Nordstrom, Inc	7,128,524
10,871	*	Priceline.com, Inc	3,786,804

		TOTAL RETAILING	56,030,675

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.2%
534,018		ARM Holdings plc	3,290,121
247,846		Broadcom Corp (Class A)	8,771,270
29,706	*	First Solar, Inc	4,377,179
432,940	*	Marvell Technology Group Ltd	7,580,779
364,764	*	Nvidia Corp	4,260,444

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	28,279,793

SOFTWARE & SERVICES - 12.7%
129,770	*	Autodesk, Inc	4,148,747
145,896	*	Baidu, Inc (ADR)	14,971,848
66,422	*	Google, Inc (Class A)	34,924,023
511,762	*	Intuit, Inc	22,420,293
150		Kakaku.com, Inc	868,771
59,936		Mastercard, Inc (Class A)	13,425,664
244,922	*	Nuance Communications, Inc	3,830,580
325,160		Oracle Corp	8,730,546
181,090	*	Red Hat, Inc	7,424,690
7,487	*	Salesforce.com, Inc	837,047

		TOTAL SOFTWARE & SERVICES	111,582,209

TECHNOLOGY HARDWARE & EQUIPMENT - 19.3%
199,432	*	Agilent Technologies, Inc	6,655,046
185,930	*	Apple, Inc	52,757,637
1,815,047	*	Cisco Systems, Inc	39,749,529
45,940	*	Dolby Laboratories, Inc (Class A)	2,609,851
434,712	*	EMC Corp	8,829,001
427,247		Hewlett-Packard Co	17,974,281
573,127	*	Juniper Networks, Inc	17,394,404
85,766	*	NetApp, Inc	4,270,289
420,042		Qualcomm, Inc	18,952,295

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	169,192,333

TRANSPORTATION - 1.3%
172,897		United Parcel Service, Inc (Class B)	11,530,501

		TOTAL TRANSPORTATION	11,530,501

		TOTAL COMMON STOCKS	867,097,433

		(Cost $796,986,894)

TIAA-CREF FUNDS - Large-Cap Growth Fund

PRINCIPAL	ISSUER	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.1%

GOVERNMENT AGENCY DEBT - 1.1%
$10,000,000	Federal Home Loan Bank (FHLB)	10/01/10	$10,000,000

			10,000,000

	TOTAL SHORT-TERM INVESTMENTS		10,000,000

	(Cost $10,000,000)

	TOTAL INVESTMENTS - 99.6%		877,097,433
	(Cost $806,986,894)
	OTHER ASSETS & LIABILITIES, NET - 0.4%		3,481,137

	NET ASSETS - 100.0%		$880,578,570

Abbreviation(s):
ADR - American Depositary Receipt

*	Non-income producing.
f	Restricted security.

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.1%

AUTOMOBILES & COMPONENTS - 0.9%
1,176,918	*	American Axle & Manufacturing Holdings, Inc	$10,615,800
47,899		Magna International, Inc - Class A (NY)	3,940,172

		TOTAL AUTOMOBILES & COMPONENTS	14,555,972

BANKS - 6.0%
506,741		Banco Bilbao Vizcaya Argentaria S.A.	6,842,521
265,816		Fifth Third Bancorp	3,197,766
1,527,924		Huntington Bancshares, Inc	8,663,329
615,807		Marshall & Ilsley Corp	4,335,281
151,856	*	MGIC Investment Corp	1,401,631
91,964		PNC Financial Services Group, Inc	4,773,851
96,441		SunTrust Banks, Inc	2,491,071
322,021		TCF Financial Corp	5,213,520
869,484		US Bancorp	18,798,244
1,629,524		Wells Fargo & Co	40,949,939

		TOTAL BANKS	96,667,153

CAPITAL GOODS - 8.6%
174,305		Boeing Co	11,598,255
522,060		CAE, Inc	5,388,548
296,502		Danaher Corp	12,040,946
1,805,755		General Electric Co	29,343,518
75,594		Goodrich Corp	5,573,546
295,194		Harsco Corp	7,255,869
253,359		Honeywell International, Inc	11,132,594
134,470	*	Jacobs Engineering Group, Inc	5,203,989
210,109		KBR, Inc	5,177,086
150,037		Koninklijke Philips Electronics NV (ADR)	4,699,159
943,377		Masco Corp	10,386,581
115,483		Northrop Grumman Corp	7,001,734
33,462		Paccar, Inc	1,611,195
129,674		SPX Corp	8,205,771
543,046		Textron, Inc	11,165,026

		TOTAL CAPITAL GOODS	135,783,817

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
157,176	*	Accor Services	3,113,346
140,606	*	Waste Connections, Inc	5,576,434

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	8,689,780

CONSUMER DURABLES & APPAREL - 1.3%
291,079		Jarden Corp	9,061,289
234,903		Newell Rubbermaid, Inc	4,183,622
795,497	*	Pulte Homes, Inc	6,968,554

		TOTAL CONSUMER DURABLES & APPAREL	20,213,465

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.5%
284,785		International Game Technology	$4,115,143
734,236	*	Orient-Express Hotels Ltd (Class A)	8,186,732
257,692	*	Penn National Gaming, Inc	7,630,260
2,272,400	*	Wynn Macau Ltd	3,930,429

		TOTAL CONSUMER SERVICES	23,862,564

DIVERSIFIED FINANCIALS - 11.0%
523,125		AMMB Holdings Berhad	1,004,902
2,853,413		Bank of America Corp	37,408,245
170,738		Bank of New York Mellon Corp	4,461,384
7,767,309	*	Citigroup, Inc	30,292,505
5,365		CME Group, Inc	1,397,314
319,706		Discover Financial Services	5,332,696
432,423	*	E*Trade Financial Corp	6,287,430
104,222		Goldman Sachs Group, Inc	15,068,418
736,681	*	IPATH S&P 500 VIX S	12,759,315
586,319		JPMorgan Chase & Co	22,321,164
274,988		Legg Mason, Inc	8,334,886
388,861		Morgan Stanley	9,597,089
352,459		State Street Corp	13,273,606
245,951		Utilities Select Sector SPDR	7,710,564

		TOTAL DIVERSIFIED FINANCIALS	175,249,518

ENERGY - 10.3%
146,945		Anadarko Petroleum Corp	8,383,212
122,856		Apache Corp	12,010,403
298,883		Baker Hughes, Inc	12,732,416
90,314		Cabot Oil & Gas Corp	2,719,355
24,500		Chesapeake Energy Corp	554,925
337,255		Chevron Corp	27,334,518
532,438	*	Cobalt International Energy, Inc	5,084,783
70,821	*	Concho Resources, Inc	4,686,226
181,841	*,m	Crescent Point Energy Corp 144A	6,699,963
146,250	*	Denbury Resources, Inc	2,323,913
43,756		Devon Energy Corp	2,832,763
358,914		El Paso Corp	4,443,355
179,244		Ensco International plc (ADR)	8,017,584
54,792		Exxon Mobil Corp	3,385,598
477,985		Marathon Oil Corp	15,821,304
95,684		National Oilwell Varco, Inc	4,255,067
264,848		Occidental Petroleum Corp	20,737,598
56,432		Questar Market Resources, Inc	1,700,860
3,279		Southern Union Co	78,893
9,767		Spectra Energy Corp	220,246
915,820	*	Weatherford International Ltd	15,660,522
190,151	*	Western Refining, Inc	996,391
221,140		Williams Cos, Inc	4,225,985

		TOTAL ENERGY	164,905,880

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.1%
262,166		CVS Corp	$8,250,364
182,417		Wal-Mart Stores, Inc	9,762,958

		TOTAL FOOD & STAPLES RETAILING	18,013,322

FOOD, BEVERAGE & TOBACCO - 4.8%
574,879		Altria Group, Inc	13,808,594
370,508		Coca-Cola Co	21,682,128
454,775	*	Dean Foods Co	4,643,253
833,736		Kraft Foods, Inc (Class A)	25,729,093
40,201		Lorillard, Inc	3,228,542
237,063		Unilever plc (ADR)	6,898,533

		TOTAL FOOD, BEVERAGE & TOBACCO	75,990,143

HEALTH CARE EQUIPMENT & SERVICES - 4.0%
2,920,573	*	Boston Scientific Corp	17,903,112
384,096	*	Hologic, Inc	6,149,377
168,032	*	Molina Healthcare, Inc	4,535,184
753,400		UnitedHealth Group, Inc	26,451,874
154,872	*	WellPoint, Inc	8,771,950

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	63,811,497

HOUSEHOLD & PERSONAL PRODUCTS - 3.3%
205,262		Alberto-Culver Co	7,728,114
43,645		Clorox Co	2,913,740
685,622		Procter & Gamble Co	41,116,752

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	51,758,606

INSURANCE - 4.8%
232,771		ACE Ltd	13,558,911
1,213	*	Aegon NV	7,266
42,353		Allstate Corp	1,336,237
157,984		Axis Capital Holdings Ltd	5,203,993
168,261		Lincoln National Corp	4,024,803
64,960		Max Capital Group Ltd	1,294,003
506,408		Metlife, Inc	19,471,387
61,610		PartnerRe Ltd	4,939,890
202,810		Prudential Financial, Inc	10,988,246
70,223		RenaissanceRe Holdings Ltd	4,210,571
21,233		Transatlantic Holdings, Inc	1,079,061
200,476		Travelers Cos, Inc	10,444,800

		TOTAL INSURANCE	76,559,168

MATERIALS - 3.7%
51,860		Ashland, Inc	2,529,212
229,728		Dow Chemical Co	6,308,331
75,864		Du Pont (E.I.) de Nemours & Co	3,385,052
417,689	*	Ferro Corp	5,384,011
228,998	*	Georgia Gulf Corp	3,741,827
64,717		Schnitzer Steel Industries, Inc (Class A)	3,124,537
265,645	*	Smurfit-Stone Container Enterprises, Inc	4,879,899

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

325,776		Sonoco Products Co	$10,893,949
175,204		Walter Energy, Inc	14,242,333
124,017	*	WR Grace & Co	3,465,035

		TOTAL MATERIALS	57,954,186

MEDIA - 3.0%
286,902		CBS Corp (Class B)	4,550,266
589,278		Comcast Corp (Class A)	10,654,146
118,065		DISH Network Corp (Class A)	2,262,125
79,934	*	Liberty Media Corp - Starz	5,186,118
377,062		News Corp (Class A)	4,924,430
80,022		Time Warner, Inc	2,452,674
168,136		Viacom, Inc (Class B)	6,084,842
354,016		Walt Disney Co	11,721,470

		TOTAL MEDIA	47,836,071

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 11.1%
397	*	Affymax, Inc	2,362
260,379	*	Amgen, Inc	14,349,487
1,396,146	*	Biovitrum AB	9,300,252
664,180		Bristol-Myers Squibb Co	18,005,920
119,908		Johnson & Johnson	7,429,500
114,902		Lonza Group AG.	9,816,336
715,728		Merck & Co, Inc	26,345,948
58,661		Merck KGaA	4,927,728
338,218	*	Mylan Laboratories, Inc	6,361,881
3,073,812		Pfizer, Inc	52,777,352
352,856		Sanofi-Aventis S.A. (ADR)	11,732,462
327,647	*	Vanda Pharmaceuticals, Inc	2,188,682
212,964		Warner Chilcott plc	4,778,912
276,861	*	Watson Pharmaceuticals, Inc	11,713,989

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	179,730,811

REAL ESTATE - 2.2%
10,028		Boston Properties, Inc	833,527
1,296,287		Chimera Investment Corp	5,120,334
512,290		Glimcher Realty Trust	3,150,584
520,339		Kimco Realty Corp	8,195,339
32,727		Plum Creek Timber Co, Inc	1,155,263
74,311		Rayonier, Inc	3,724,467
19,732		Regency Centers Corp	778,822
9,000		Simon Property Group, Inc	834,660
74,554		SL Green Realty Corp	4,721,505
175,821		Starwood Property Trust, Inc	3,493,563
1,326,087	*	Unitech Corporate Parks plc	697,855
19,873		Vornado Realty Trust	1,699,738

		TOTAL REAL ESTATE	34,405,657

RETAILING - 1.5%
145,590		Abercrombie & Fitch Co (Class A)	5,724,599
248,143		JC Penney Co, Inc	6,744,527
416,123		Lowe’s Cos, Inc	9,275,382

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

151,001	*	Talbots, Inc	$1,978,113

		TOTAL RETAILING	23,722,621

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
422,636		Intel Corp	8,127,290
172,401	*	NXP Semiconductors	2,136,048
13,750,045		Solomon Systech International Ltd	868,366
398,167	*	Verigy Ltd	3,237,098

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	14,368,802

SOFTWARE & SERVICES - 3.7%
101,262	*	Alliance Data Systems Corp	6,608,358
596,119	*	AOL, Inc	14,753,945
116,640		DST Systems, Inc	5,230,138
613,141	*	eBay, Inc	14,960,641
6,629	*	Fortinet, Inc	165,725
79,955		Global Payments, Inc	3,429,270
505,171		Microsoft Corp	12,371,638
53,286		Playtech Ltd	363,288

		TOTAL SOFTWARE & SERVICES	57,883,003

TECHNOLOGY HARDWARE & EQUIPMENT - 3.7%
404,144	*	AU Optronics Corp (ADR)	4,227,346
116,068	*	Ciena Corp	1,807,179
334,535	*	Cisco Systems, Inc	7,326,316
140,515		Corning, Inc	2,568,614
269,296		Hewlett-Packard Co	11,329,283
160,359	*	JDS Uniphase Corp	1,986,848
693,005	*	Motorola, Inc	5,911,333
346,641	*	Seagate Technology, Inc	4,083,431
86,839	*	Western Digital Corp	2,465,359
1,733,385		Xerox Corp	17,940,535

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	59,646,244

TELECOMMUNICATION SERVICES - 6.4%
1,352,383		AT&T, Inc	38,678,154
220,290		Frontier Communications Corp	1,799,769
999,544	*	MetroPCS Communications, Inc	10,455,230
1,164,759		Qwest Communications International, Inc	7,303,039
2,417,540	*	Sprint Nextel Corp	11,193,210
2,294,168		Telecom Italia RSP	2,584,900
917,726		Verizon Communications, Inc	29,908,690

		TOTAL TELECOMMUNICATION SERVICES	101,922,992

TRANSPORTATION - 0.8%
139,600		Con-way, Inc	4,326,204
508,539		UTI Worldwide, Inc	8,177,307

		TOTAL TRANSPORTATION	12,503,511

UTILITIES - 5.0%
110,993		American Electric Power Co, Inc	4,021,276

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

559,411		Centerpoint Energy, Inc	$8,793,941
22,249		Entergy Corp	1,702,716
150,798		Exelon Corp	6,420,979
37,962		FirstEnergy Corp	1,463,055
191,956		NextEra Energy, Inc	10,440,488
70,723	*	Mirant Corp	704,401
153,490	*	NRG Energy, Inc	3,195,662
278,214		NV Energy, Inc	3,658,514
156,009		PG&E Corp	7,085,929
238,258		PPL Corp	6,487,765
264,556		Public Service Enterprise Group, Inc	8,751,512
56,432		Questar Corp	989,253
3,536,046	*	Reliant Energy, Inc	12,552,963
42,791		Sempra Energy	2,302,156
59,292		Xcel Energy, Inc	1,361,937

		TOTAL UTILITIES	79,932,547

		TOTAL COMMON STOCKS	1,595,967,330

		(Cost $1,625,909,910)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.1%
GOVERNMENT AGENCY DEBT - 0.1%
$1,000,000	Federal Home Loan Bank (FHLB)	10/01/10	1,000,000

			1,000,000

	TOTAL SHORT-TERM INVESTMENTS		1,000,000

	(Cost $1,000,000)

	TOTAL INVESTMENTS - 100.2%		1,596,967,330
	(Cost $1,626,909,910)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%		(3,839,274)

	NET ASSETS - 100.0%		$1,593,128,056

Abbreviation(s):
ADR - American Depositary Receipt
SPDR - Standard & Poor’s Depository Receipts

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.7%
105,649	*	Autoliv, Inc	$6,902,049

		TOTAL AUTOMOBILES & COMPONENTS	6,902,049

BANKS - 0.6%
394,881		CapitalSource, Inc	2,108,665
606,266		Huntington Bancshares, Inc	3,437,528

		TOTAL BANKS	5,546,193

CAPITAL GOODS - 10.4%
102,713		Cummins, Inc	9,303,744
136,335	*	DigitalGlobe, Inc	4,144,584
50,384		Flowserve Corp	5,513,017
111,976		Goodrich Corp	8,255,990
86,985		ITT Industries, Inc	4,073,508
165,370	*	Jacobs Engineering Group, Inc	6,399,819
148,390		Joy Global, Inc	10,434,784
192,873		KBR, Inc	4,752,391
100,888	*	Middleby Corp	6,395,290
344,607	*	Quanta Services, Inc	6,575,101
328,549	*	Sensata Technologies Holding BV	6,492,128
126,747		Timken Co	4,862,015
158,652		TransDigm Group, Inc	9,844,357
205,280		Trinity Industries, Inc	4,571,586
112,063		Watsco, Inc	6,239,668

		TOTAL CAPITAL GOODS	97,857,982

COMMERCIAL & PROFESSIONAL SERVICES - 2.9%
68,984	*	Clean Harbors, Inc	4,673,666
280,144	*	Higher One Holdings, Inc	4,619,575
42,938	*	IHS, Inc (Class A)	2,919,784
210,648		Republic Services, Inc	6,422,657
51,607	*	Stericycle, Inc	3,585,654
105,512	*	Tetra Tech, Inc	2,212,587
83,174	*	Verisk Analytics, Inc	2,329,704

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	26,763,627

CONSUMER DURABLES & APPAREL - 6.4%
225,997		Coach, Inc	9,708,831
300,191	*	Hanesbrands, Inc	7,762,939
148,171		Hasbro, Inc	6,595,091
215,902	*	Iconix Brand Group, Inc	3,778,285
261,316		Jarden Corp	8,134,767
292,574		Newell Rubbermaid, Inc	5,210,743
2,965	*	NVR, Inc	1,919,926

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

109,822		Polo Ralph Lauren Corp (Class A)	$9,868,605
172,009		Tupperware Corp	7,871,132

		TOTAL CONSUMER DURABLES & APPAREL	60,850,319

CONSUMER SERVICES - 3.1%
68,986	*	Apollo Group, Inc (Class A)	3,542,431
116,531		Darden Restaurants, Inc	4,985,196
149,788	*	Gaylord Entertainment Co	4,568,534
342,331		International Game Technology	4,946,683
208,205		Starwood Hotels & Resorts Worldwide, Inc	10,941,173

		TOTAL CONSUMER SERVICES	28,984,017

DIVERSIFIED FINANCIALS - 7.3%
102,214	*	Affiliated Managers Group, Inc	7,973,714
358,752	*	Financial Engines, Inc	4,764,227
782,839		iShares Russell Midcap Growth Index Fund	39,001,039
113,214		Lazard Ltd (Class A)	3,971,547
152,525		Moody’s Corp	3,810,075
50,165	*	Portfolio Recovery Associates, Inc	3,243,167
144,371		T Rowe Price Group, Inc	7,227,934

		TOTAL DIVERSIFIED FINANCIALS	69,991,703

ENERGY - 5.5%
295,732	*	Cobalt International Energy, Inc	2,824,241
147,134	*	Concho Resources, Inc	9,735,856
193,469		Crescent Point Energy Corp	7,128,399
30,443	*,m	Crescent Point Energy Corp 144A	1,121,678
492,048	*	Denbury Resources, Inc	7,818,642
55,469	*	Northern Oil And Gas, Inc	939,645
117,786		Saipem S.p.A.	4,717,600
123,913		Schlumberger Ltd	7,634,279
85,545	*	Southwestern Energy Co	2,860,625
369,927		Tullow Oil plc	7,403,445

		TOTAL ENERGY	52,184,410

FOOD & STAPLES RETAILING - 0.3%
77,853	*	Whole Foods Market, Inc	2,889,125

		TOTAL FOOD & STAPLES RETAILING	2,889,125

FOOD, BEVERAGE & TOBACCO - 2.4%
328,185	*	Dean Foods Co	3,350,769
83,628		Dr Pepper Snapple Group, Inc	2,970,467
113,880	*	Green Mountain Coffee Roasters, Inc	3,551,917
94,834	*	Hansen Natural Corp	4,421,161
104,004		Lorillard, Inc	8,352,561

		TOTAL FOOD, BEVERAGE & TOBACCO	22,646,875

HEALTH CARE EQUIPMENT & SERVICES - 9.0%
96,905	*	Air Methods Corp	4,029,310
141,492		AmerisourceBergen Corp	4,338,145
63,122	*	Edwards Lifesciences Corp	4,232,330

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

237,334	*	Emdeon, Inc	$2,890,728
187,255	*	Emergency Medical Services Corp (Class A)	9,971,329
126,725	*	Hospira, Inc	7,224,592
148,588	*	Humana, Inc	7,465,061
31,246	*	Intuitive Surgical, Inc	8,865,739
61,200	*	Inverness Medical Innovations, Inc	1,892,916
117,500	*	Kinetic Concepts, Inc	4,298,150
200,000	*,m	MBF Healthcare Acquisition Corp	0
249,796	*	MedAssets, Inc	5,255,708
77,700	*	Pediatrix Medical Group, Inc	4,141,410
159,070	*	Resmed, Inc	5,219,087
202,265	*	Sirona Dental Systems, Inc	7,289,631
203,314	*	Thoratec Corp	7,518,552

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	84,632,688

HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
146,969		Avon Products, Inc	4,719,175
30,336		Herbalife Ltd	1,830,778
89,206	*	NBTY, Inc	4,904,545

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	11,454,498

MATERIALS - 6.9%
96,664		Aptargroup, Inc	4,414,645
86,596		Ashland, Inc	4,223,287
116,416		Barrick Gold Corp	5,388,897
100,359		CF Industries Holdings, Inc	9,584,285
204,994		Ecolab, Inc	10,401,395
61,923		Freeport-McMoRan Copper & Gold, Inc (Class B)	5,287,605
90,516		Schweitzer-Mauduit International, Inc	5,277,988
260,399	*	Solutia, Inc	4,171,592
215,890	*	STR Holdings, Inc	4,650,271
136,976		Walter Energy, Inc	11,134,779

		TOTAL MATERIALS	64,534,744

MEDIA - 1.9%
192,380	*	Discovery Communications, Inc (Class C)	7,346,992
690,000	*	Interpublic Group of Cos, Inc	6,920,700
109,972	*	Lamar Advertising Co (Class A)	3,499,309

		TOTAL MEDIA	17,767,001

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.6%
160,528	*	Dendreon Corp	6,610,543
198,497	*	Human Genome Sciences, Inc	5,913,226
144,290	*	Illumina, Inc	7,099,068
195,829	*	Life Technologies Corp	9,143,256
230,388	*	Vanda Pharmaceuticals, Inc	1,538,992
194,536	*	Vertex Pharmaceuticals, Inc	6,725,109
159,663	*	Watson Pharmaceuticals, Inc	6,755,342

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	43,785,536

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 1.0%
193,312	*	Forest City Enterprises, Inc (Class A)	$2,480,193
71,368		Public Storage, Inc	6,925,551

		TOTAL REAL ESTATE	9,405,744

RETAILING - 7.5%
101,358	*	Big Lots, Inc	3,370,154
195,207	*	Dick’s Sporting Goods, Inc	5,473,604
107,038		Guess ?, Inc	4,348,954
76,144	*	Kohl’s Corp	4,011,266
285,372	*	Liberty Media Holding Corp (Interactive A)	3,912,450
458,071	*	LKQ Corp	9,527,877
92,425		Monro Muffler, Inc	4,261,717
148,343		Nordstrom, Inc	5,518,359
155,438	*	O’Reilly Automotive, Inc	8,269,301
20,371	*	Priceline.com, Inc	7,096,034
117,468		Ross Stores, Inc	6,416,102
606,728	*	Sally Beauty Holdings, Inc	6,795,354
50,000	*	Ulta Salon Cosmetics & Fragrance, Inc	1,460,000

		TOTAL RETAILING	70,461,172

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.4%
216,394		Analog Devices, Inc	6,790,444
193,032	*	Avago Technologies Ltd	4,345,150
277,248	*	Cavium Networks, Inc	7,973,652
143,193	*	Cree, Inc	7,773,948
73,580	*	First Solar, Inc	10,842,012
96,081	*	NXP Semiconductors	1,190,444
143,225	*	Marvell Technology Group Ltd	2,507,870
158,156	*	Omnivision Technologies, Inc	3,643,914
265,620	*	Skyworks Solutions, Inc	5,493,022
192,617	*	Veeco Instruments, Inc	6,716,555
390,193	*	Zoran Corp	2,981,075

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	60,258,086

SOFTWARE & SERVICES - 13.7%
296,874		Activision Blizzard, Inc	3,212,177
111,739	*	Alliance Data Systems Corp	7,292,087
109,604	*	Amdocs Ltd	3,141,251
186,170	*	Ancestry.com, Inc	4,237,229
116,539	*	Ansys, Inc	4,923,773
440,181	*	Ariba, Inc	8,319,421
248,957	*	Autodesk, Inc	7,959,155
120,231	*	Autonomy Corp plc	3,424,228
276,012		Aveva Group plc	6,343,379
200,904	*	BMC Software, Inc	8,132,594
191,389	*	Check Point Software Technologies	7,067,996
76,878	*	Equinix, Inc	7,868,463
195,457	*	Fortinet, Inc	4,886,425
160,035		Lender Processing Services, Inc	5,317,963
562,319	*	Nuance Communications, Inc	8,794,668
404,157	*	Rackspace Hosting, Inc	10,499,999
177,216	*	SolarWinds, Inc	3,058,748

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

138,311		Solera Holdings, Inc	$6,107,814
176,566	*	SuccessFactors, Inc	4,433,572
159,170	*	VeriFone Holdings, Inc	4,945,412
139,392	*	VistaPrint Ltd	5,387,501
264,005		Western Union Co	4,664,968

		TOTAL SOFTWARE & SERVICES	130,018,823

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
283,428	*	Aruba Networks, Inc	6,048,354
531,136	*	Cogent, Inc	5,651,287
251,932	*	Flir Systems, Inc	6,474,653
204,736	*	NetApp, Inc	10,193,805
331,882	*	Netezza Corp	8,944,220
237,300		Plantronics, Inc	8,015,994
260,756	*	Smart Technologies, Inc	3,533,244
168,186	*	Trimble Navigation Ltd	5,893,237

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	54,754,794

TELECOMMUNICATION SERVICES - 1.0%
229,242	*	SBA Communications Corp (Class A)	9,238,453

		TOTAL TELECOMMUNICATION SERVICES	9,238,453

TRANSPORTATION - 0.8%
306,592	*	UAL Corp	7,244,769

		TOTAL TRANSPORTATION	7,244,769

		TOTAL COMMON STOCKS	938,172,608

		(Cost $820,292,899)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.8%
$8,000,000	Federal Home Loan Bank (FHLB)	10/01/10	8,000,000

			8,000,000

	TOTAL SHORT-TERM INVESTMENTS		8,000,000

	(Cost $8,000,000)

	TOTAL INVESTMENTS - 100.2%		946,172,608
	(Cost $828,292,899)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%		(1,647,628)

	NET ASSETS - 100.0%		$944,524,980

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.2%

AUTOMOBILES & COMPONENTS - 1.7%
600,000	*	American Axle & Manufacturing Holdings, Inc	$5,412,000
150,000	*	Autoliv, Inc	9,799,500
310,000		Cooper Tire & Rubber Co	6,085,300
345,000	*	Ford Motor Co	4,222,800
90,000	*	Lear Corp (New)	7,103,700
40,000		Magna International, Inc - Class A (NY)	3,290,400

		TOTAL AUTOMOBILES & COMPONENTS	35,913,700

BANKS - 5.8%
255,000		Associated Banc-Corp	3,363,450
360,000		Comerica, Inc	13,374,000
67,261		Cullen/Frost Bankers, Inc	3,623,350
700,000		Fifth Third Bancorp	8,421,000
411,870	*	First Horizon National Corp	4,699,440
475,000		Hudson City Bancorp, Inc	5,823,500
3,300,000		Huntington Bancshares, Inc	18,711,000
1,030,000		Marshall & Ilsley Corp	7,251,200
72,000		PNC Financial Services Group, Inc	3,737,520
1,650,000		Regions Financial Corp	11,995,500
505,000		SunTrust Banks, Inc	13,044,150
860,000		Synovus Financial Corp	2,115,600
980,584		TCF Financial Corp	15,875,655
290,000		TFS Financial Corp	2,665,100
170,000		US Bancorp	3,675,400
180,000		Valley National Bancorp	2,322,000

		TOTAL BANKS	120,697,865

CAPITAL GOODS - 6.7%
207,000	*	AGCO Corp	8,075,070
195,000	*	Armstrong World Industries, Inc	8,094,450
142,500	*	Babcock & Wilcox Co	3,032,400
227,000		Cooper Industries plc	11,107,110
80,000		Cummins, Inc	7,246,400
105,000		Curtiss-Wright Corp	3,181,500
122,000	*	Foster Wheeler AG.	2,984,120
130,000		Goodrich Corp	9,584,900
50,000		Ingersoll-Rand plc	1,785,500
220,000		ITT Industries, Inc	10,302,600
70,000		Joy Global, Inc	4,922,400
610,000		KBR, Inc	15,030,400
350,000		Masco Corp	3,853,500
69,593		Pall Corp	2,897,853
160,000		Pentair, Inc	5,380,800
57,000		Precision Castparts Corp	7,258,950

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

128,000		Rockwell Collins, Inc	$7,456,000
220,000	*	Spirit Aerosystems Holdings, Inc (Class A)	4,384,600
360,000		Textron, Inc	7,401,600
44,176		Vallourec	4,388,446
195,000	*	WABCO Holdings, Inc	8,178,300

		TOTAL CAPITAL GOODS	136,546,899

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
50,000		Dun & Bradstreet Corp	3,707,000
469,763		Republic Services, Inc	14,323,074

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	18,030,074

CONSUMER DURABLES & APPAREL - 1.9%
227,000		Jarden Corp	7,066,510
70,000	*	Mohawk Industries, Inc	3,731,000
305,000		Newell Rubbermaid, Inc	5,432,050
5,800	*	NVR, Inc	3,755,674
67,000		Ryland Group, Inc	1,200,640
170,000	*	Tempur-Pedic International, Inc	5,270,000
78,000		VF Corp	6,319,560
86,000		Whirlpool Corp	6,962,560

		TOTAL CONSUMER DURABLES & APPAREL	39,737,994

CONSUMER SERVICES - 1.2%
193,000		Darden Restaurants, Inc	8,256,540
419,031	*	Orient-Express Hotels Ltd (Class A)	4,672,196
105,000	*	Penn National Gaming, Inc	3,109,050
100,000	*	Royal Caribbean Cruises Ltd	3,153,000
115,000		Starwood Hotels & Resorts Worldwide, Inc	6,043,250

		TOTAL CONSUMER SERVICES	25,234,036

DIVERSIFIED FINANCIALS - 3.2%
78,000	*	Affiliated Managers Group, Inc	6,084,780
215,000		Ameriprise Financial, Inc	10,175,950
148,000		Capital One Financial Corp	5,853,400
1,050,000		Discover Financial Services	17,514,000
210,000	*	E*Trade Financial Corp	3,053,400
670,000		Invesco Ltd	14,224,100
85,000		Jefferies Group, Inc	1,928,650
275,000	*	Nasdaq Stock Market, Inc	5,343,250
170,000	*	TD Ameritrade Holding Corp	2,745,500

		TOTAL DIVERSIFIED FINANCIALS	66,923,030

ENERGY - 10.3%
135,000		Anadarko Petroleum Corp	7,701,750
250,000		Baker Hughes, Inc	10,650,000
120,000		Baytex Energy Trust	4,346,778
277,074		Berry Petroleum Co (Class A)	8,791,558
85,000		Cabot Oil & Gas Corp	2,559,350
100,000	*	Cameron International Corp	4,296,000
380,000	*	Cobalt International Energy, Inc	3,629,000

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

214,000	*	Concho Resources, Inc	$14,160,380
182,000		Crescent Point Energy Corp	6,705,822
60,059	*,m	Crescent Point Energy Corp 144A	2,212,884
293,990		Crude Carriers Corp	5,291,820
350,000	*	Denbury Resources, Inc	5,561,500
115,000	*	Dril-Quip, Inc	7,142,650
565,000		El Paso Corp	6,994,700
162,000		Ensco International plc (ADR)	7,246,260
73,000	*	FMC Technologies, Inc	4,985,170
293,000	*	Forest Oil Corp	8,702,100
40,344		Hess Corp	2,385,137
285,000	*	McDermott International, Inc	4,212,300
97,000		Murphy Oil Corp	6,006,240
205,000	*	Nabors Industries Ltd	3,702,300
200,000		Noble Energy, Inc	15,018,000
560,000	*	Pride International, Inc	16,480,800
186,590		Questar Market Resources, Inc	5,623,823
195,000	*	Rowan Cos, Inc	5,920,200
250,000		Southern Union Co	6,015,000
820,000		Spectra Energy Corp	18,490,999
218,213		Tullow Oil plc	4,367,153
1,514,688	*	Vantage Drilling Co	2,423,501
420,000	*	Weatherford International Ltd	7,182,000
140,000		Williams Cos, Inc	2,675,400

		TOTAL ENERGY	211,480,575

FOOD & STAPLES RETAILING - 0.2%
220,000		Kroger Co	4,765,200

		TOTAL FOOD & STAPLES RETAILING	4,765,200

FOOD, BEVERAGE & TOBACCO - 5.0%
425,000		ConAgra Foods, Inc	9,324,500
120,000		Corn Products International, Inc	4,500,000
500,000	*	Dean Foods Co	5,105,000
450,000		Del Monte Foods Co	5,899,500
162,554	*	Dole Food Co, Inc	1,487,369
102,000		General Mills, Inc	3,727,080
265,000		H.J. Heinz Co	12,553,050
75,000		Hershey Co	3,569,250
250,000		Hormel Foods Corp	11,150,000
225,000		Lorillard, Inc	18,069,750
95,000	*	Ralcorp Holdings, Inc	5,555,600
125,000		Reynolds American, Inc	7,423,750
120,000		Sanderson Farms, Inc	5,194,800
285,000	*	Smithfield Foods, Inc	4,796,550
320,000		Tyson Foods, Inc (Class A)	5,126,400
310,000		Westway Group, Inc	1,023,000

		TOTAL FOOD, BEVERAGE & TOBACCO	104,505,599

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
117,000	*	DaVita, Inc	8,076,510
178,000	*	Edwards Lifesciences Corp	11,934,900

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

320,000	*	Health Net, Inc	$8,700,800
750,000	*	Healthsouth Corp	14,400,000
595,000	*	Hologic, Inc	9,525,950
108,000	*	Hospira, Inc	6,157,080
1,030,000		SSL International plc	18,736,746
160,000		UnitedHealth Group, Inc	5,617,600
96,000		Universal Health Services, Inc (Class B)	3,730,560
70,000	*	WellPoint, Inc	3,964,800

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	90,844,946

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
525,000		Alberto-Culver Co	19,766,250
37,000		Clorox Co	2,470,120
340,000	*	NBTY, Inc	18,693,200
192,288		Nu Skin Enterprises, Inc (Class A)	5,537,894

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	46,467,464

INSURANCE - 8.6%
145,000		ACE Ltd	8,446,250
275,000		AON Corp	10,755,250
115,000	*	Arch Capital Group Ltd	9,637,000
142,000		Aspen Insurance Holdings Ltd	4,299,760
255,000		Axis Capital Holdings Ltd	8,399,700
116,373		Cincinnati Financial Corp	3,357,361
91,000		Everest Re Group Ltd	7,868,770
103,000		Hanover Insurance Group, Inc	4,841,000
400,000		Hartford Financial Services Group, Inc	9,180,000
370,000		Lincoln National Corp	8,850,400
490,000		Marsh & McLennan Cos, Inc	11,818,800
330,000		Max Capital Group Ltd	6,573,600
154,000		PartnerRe Ltd	12,347,720
270,000		Principal Financial Group	6,998,400
420,000		Progressive Corp	8,765,400
181,547		Prudential Financial, Inc	9,836,216
195,000		RenaissanceRe Holdings Ltd	11,692,200
380,000		UnumProvident Corp	8,417,000
170,000		Validus Holdings Ltd	4,481,200
960,000		XL Capital Ltd	20,793,600

		TOTAL INSURANCE	177,359,627

MATERIALS - 7.7%
53,000		Agrium, Inc	3,974,470
167,000		Airgas, Inc	11,347,650
145,000		Anglo American plc (London)	5,752,594
227,000		Ashland, Inc	11,070,790
97,000		CF Industries Holdings, Inc	9,263,500
340,000	*	Crown Holdings, Inc	9,744,400
160,000		Cytec Industries, Inc	9,020,800
690,000	*	Ferro Corp	8,894,100
62,533		FMC Corp	4,277,883
420,000	*	Georgia Gulf Corp	6,862,800
398,172	*	Graham Packaging Co, Inc	4,706,393

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

1,162,448		MacArthur Coal Ltd	$13,179,403
139,186		MeadWestvaco Corp	3,393,355
335,000	*	Pactiv Corp	11,048,300
98,000		PPG Industries, Inc	7,134,400
100,000		Schnitzer Steel Industries, Inc (Class A)	4,828,000
330,000	*	Solutia, Inc	5,286,600
350,000		Temple-Inland, Inc	6,531,000
120,000		Walter Energy, Inc	9,754,800
505,000	*	WR Grace & Co	14,109,700

		TOTAL MATERIALS	160,180,938

MEDIA - 3.3%
370,000		Cablevision Systems Corp (Class A)	9,690,300
990,000		CBS Corp (Class B)	15,701,400
690,000		DISH Network Corp (Class A)	13,220,400
1,200,000	*	Interpublic Group of Cos, Inc	12,036,000
325,000	*	Liberty Global, Inc (Class A)	10,013,250
570,000		Pearson plc	8,824,292

		TOTAL MEDIA	69,485,642

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.5%
750,000	*	Biovitrum AB	4,996,031
135,594	*	Bruker BioSciences Corp	1,902,384
320,000	*	Forest Laboratories, Inc	9,897,600
400,000		Laboratorios Almirall S.A.	4,395,119
115,000	*	Life Technologies Corp	5,369,350
45,000		Lonza Group AG.	3,844,451
195,000	*	Mylan Laboratories, Inc	3,667,950
465,000		PerkinElmer, Inc	10,760,100
194,177		Shire plc (ADR)	13,064,229
130,000	*	Theravance, Inc	2,613,000
330,000	*	Vanda Pharmaceuticals, Inc	2,204,400
220,000	*	Watson Pharmaceuticals, Inc	9,308,200

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	72,022,814

REAL ESTATE - 7.9%
1,103,441		Annaly Mortgage Management, Inc	19,420,561
232,000		Boston Properties, Inc	19,283,840
2,450,000		Chimera Investment Corp	9,677,500
350,000		Equity Residential	16,649,500
60,000		Essex Property Trust, Inc	6,566,400
185,000	*	Forest City Enterprises, Inc (Class A)	2,373,550
190,000	*	Forestar Real Estate Group, Inc	3,239,500
750,000		Host Marriott Corp	10,860,000
265,000		Kilroy Realty Corp	8,782,100
570,000		Kimco Realty Corp	8,977,500
100,000		Plum Creek Timber Co, Inc	3,530,000
190,000		Prologis	2,238,200
63,000		Public Storage, Inc	6,113,520
90,000		Rayonier, Inc	4,510,800
90,000		Regency Centers Corp	3,552,300
100,000		SL Green Realty Corp	6,333,000

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

130,000		Taubman Centers, Inc	$5,799,300
225,654		Vornado Realty Trust	19,300,186
220,000		Weingarten Realty Investors	4,800,400

		TOTAL REAL ESTATE	162,008,157

RETAILING - 3.6%
110,000	*	Children’s Place Retail Stores, Inc	5,364,700
460,000		Foot Locker, Inc	6,683,800
310,000		Gap, Inc	5,778,400
470,000	*	Liberty Media Holding Corp (Interactive A)	6,443,700
565,000		Limited Brands, Inc	15,130,700
730,000		Macy’s, Inc	16,855,700
160,000		Nordstrom, Inc	5,952,000
315,000		RadioShack Corp	6,718,950
130,000		TJX Companies, Inc	5,801,900

		TOTAL RETAILING	74,729,850

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
110,000		Analog Devices, Inc	3,451,800
410,000	*	Fairchild Semiconductor International, Inc	3,854,000
219,329	*	NXP Semiconductors	2,717,486
144,131	*	Marvell Technology Group Ltd	2,523,734
191,633		Maxim Integrated Products, Inc	3,547,127
400,000	*	Micron Technology, Inc	2,884,000
70,000	*	Nvidia Corp	817,600
350,000	*	Teradyne, Inc	3,899,000

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	23,694,747

SOFTWARE & SERVICES - 2.4%
114,000	*	Alliance Data Systems Corp	7,439,640
90,000	*	AOL, Inc	2,227,500
110,000	*	CACI International, Inc (Class A)	4,978,600
253,655		Computer Sciences Corp	11,668,130
355,610		Earthlink, Inc	3,232,495
270,000	*	IAC/InterActiveCorp	7,092,900
250,000	*	Teradata Corp	9,640,000
195,000		Western Union Co	3,445,650

		TOTAL SOFTWARE & SERVICES	49,724,915

TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
146,000	*	Arrow Electronics, Inc	3,902,580
65,559	*	Juniper Networks, Inc	1,989,716
450,000		Tellabs, Inc	3,352,500
180,000		Tyco Electronics Ltd	5,259,600
2,080,000		Xerox Corp	21,528,000

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	36,032,396

TELECOMMUNICATION SERVICES - 3.1%
448,000		CenturyTel, Inc	17,678,080
1,905,000		Frontier Communications Corp	15,563,850
100,000	*	NII Holdings, Inc (Class B)	4,110,000

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

2,725,000		Qwest Communications International, Inc	$17,085,750
2,330,000	*	Sprint Nextel Corp	10,787,900

		TOTAL TELECOMMUNICATION SERVICES	65,225,580

TRANSPORTATION - 2.0%
510,000	*	AMR Corp	3,197,700
248,926		Baltic Trading Ltd	2,740,675
335,000	*	Continental Airlines, Inc (Class B)	8,321,400
107,000		CSX Corp	5,919,240
350,000	*	Delta Air Lines, Inc	4,074,000
55,000		FedEx Corp	4,702,500
195,000	*	Genco Shipping & Trading Ltd	3,108,300
130,000	*	Kansas City Southern Industries, Inc	4,863,300
50,000		Norfolk Southern Corp	2,975,500

		TOTAL TRANSPORTATION	39,902,615

UTILITIES - 9.9%
335,000		Allegheny Energy, Inc	8,214,200
195,000		American Electric Power Co, Inc	7,064,850
239,516		American Water Works Co, Inc	5,573,537
850,000		Centerpoint Energy, Inc	13,362,000
420,000		CMS Energy Corp	7,568,400
290,000		Constellation Energy Group, Inc	9,349,600
200,000		DTE Energy Co	9,186,000
330,000		Edison International	11,348,700
78,000		Energen Corp	3,566,160
87,000		Entergy Corp	6,658,110
80,000		NextEra Energy, Inc	4,351,200
235,000		Northeast Utilities	6,948,950
380,000		NorthWestern Corp	10,830,000
300,000	*	NRG Energy, Inc	6,246,000
450,000		NV Energy, Inc	5,917,500
285,000		PG&E Corp	12,944,700
490,000		PPL Corp	13,342,700
360,000		Progress Energy, Inc	15,991,200
345,000		Public Service Enterprise Group, Inc	11,412,600
186,590		Questar Corp	3,270,923
375,000	*	Reliant Energy, Inc	1,331,250
305,000		Sempra Energy	16,409,000
715,000		Xcel Energy, Inc	16,423,550

		TOTAL UTILITIES	207,311,130

		TOTAL COMMON STOCKS	2,038,825,793

		(Cost $1,856,838,908)

TIAA-CREF FUNDS - Mid-Cap Value Fund

PRINCIPAL	ISSUER	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.8%
GOVERNMENT AGENCY DEBT - 1.8%
$38,000,000	Federal Home Loan Bank (FHLB)	10/01/10	$38,000,000

			38,000,000

	TOTAL SHORT-TERM INVESTMENTS		38,000,000

	(Cost $38,000,000)

	TOTAL INVESTMENTS - 100.0%		2,076,825,793
	(Cost $1,894,838,908)
	OTHER ASSETS & LIABILITIES, NET - 0.0%		590,943

	NET ASSETS - 100.0%		$2,077,416,736

Abbreviation(s):
ADR - American Depositary Receipt

*	Non-income producing.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 1.1%
233,200	*	American Axle & Manufacturing Holdings, Inc	$2,103,464
66,219		Cooper Tire & Rubber Co	1,299,879
292,551	*	Dana Holding Corp	3,604,228
63,100	*	Fuel Systems Solutions, Inc	2,467,841
71,796		Standard Motor Products, Inc	756,012
20,800	*	Tenneco, Inc	602,576

		TOTAL AUTOMOBILES & COMPONENTS	10,834,000

BANKS - 6.6%
20,000		1st Source Corp	347,200
1,621	*	Beneficial Mutual Bancorp, Inc	14,540
33,800		Berkshire Hills Bancorp, Inc	640,848
244,765		Boston Private Financial Holdings, Inc	1,600,763
123,208		Brookline Bancorp, Inc	1,229,616
46,800		Cathay General Bancorp	556,452
10,700		Century Bancorp, Inc	255,623
18,300		City Holding Co	561,261
51,620		Columbia Banking System, Inc	1,014,333
38,018		Community Bank System, Inc	874,794
80,656		CVB Financial Corp	605,727
35,800		Danvers Bancorp, Inc	548,814
70,000		Dime Community Bancshares	969,500
34,562	*	Doral Financial Corp	57,373
114,032		East West Bancorp, Inc	1,856,441
18,500		First Defiance Financial Corp	186,480
184,989		First Financial Bancorp	3,085,617
7,735		First Financial Bankshares, Inc	363,468
10,565		First Financial Holdings, Inc	117,694
27,100		First Interstate Bancsystem, Inc	364,766
26,400		First Merchants Corp	201,432
212,869		FirstMerit Corp	3,899,760
257,000		FNB Corp	2,199,920
2		Fulton Financial Corp	18
26,657		Hancock Holding Co	801,576
16,700		IBERIABANK Corp	834,666
10,211		Independent Bank Corp	229,952
126,379		International Bancshares Corp	2,134,541
28,770		Lakeland Bancorp, Inc	242,531
35,371		MainSource Financial Group, Inc	270,234
45,900		MB Financial, Inc	744,498
103,498		National Penn Bancshares, Inc	646,863
47,750		NBT Bancorp, Inc	1,053,843
196,742		NewAlliance Bancshares, Inc	2,482,884
216,695		Northwest Bancshares, Inc	2,424,817

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

20,100	*	Pinnacle Financial Partners, Inc	$184,719
82,393		Prosperity Bancshares, Inc	2,675,301
265,112		Provident Financial Services, Inc	3,276,785
201,171		Radian Group, Inc	1,573,157
18,618		Republic Bancorp, Inc (Class A)	393,398
13,529		SCBT Financial Corp	421,970
20,416	*	Signature Bank	792,957
31,643		Simmons First National Corp (Class A)	894,548
40,764		Southwest Bancorp, Inc	528,709
54,946		Sterling Bancorp	477,481
77,703	*	Sun Bancorp, Inc	396,285
305,599		Susquehanna Bancshares, Inc	2,579,256
109,815	*	SVB Financial Group	4,647,370
30,500	*	The Bancorp, Inc	204,045
30,100		Trico Bancshares	462,637
21,700		Trustmark Corp	471,758
93,567		UMB Financial Corp	3,322,564
10,000		Union Bankshares Corp	130,600
259,537	*	United Community Banks, Inc	581,363
44,108		United Financial Bancorp, Inc	595,899
20,600		WesBanco, Inc	336,604
241,184		Whitney Holding Corp	1,970,473
66,948		Wilshire Bancorp, Inc	437,840
111,527		Wintrust Financial Corp	3,614,590

		TOTAL BANKS	64,389,154

CAPITAL GOODS - 8.7%
78,346		A.O. Smith Corp	4,535,450
29,967	*	Aerovironment, Inc	666,766
14,654		Alamo Group, Inc	327,224
34,199	*	Altra Holdings, Inc	503,751
19,900	*	American Railcar Industries, Inc	312,032
15,285		American Science & Engineering, Inc	1,125,740
37,162		Ampco-Pittsburgh Corp	922,361
85,600		Apogee Enterprises, Inc	783,240
180,110		Applied Industrial Technologies, Inc	5,511,365
37,863	*	ArvinMeritor, Inc	588,391
59,333		AZZ, Inc	2,541,826
83,639		Belden CDT, Inc	2,206,397
157,504	*	Blount International, Inc	2,005,026
106,313		Briggs & Stratton Corp	2,021,010
63,798	*	Ceradyne, Inc	1,489,683
44,989	*	Columbus McKinnon Corp	746,368
158,822		Comfort Systems USA, Inc	1,704,160
92,177		Cubic Corp	3,760,822
34,060	*	DXP Enterprises, Inc	646,459
131,545	*	Dycom Industries, Inc	1,314,135
177,170	*,d	EMCOR Group, Inc	4,356,609
86,603	*	EnPro Industries, Inc	2,708,942
360,094	*	Force Protection, Inc	1,814,874
546,313	*	GenCorp, Inc	2,687,860
143,625	*	GrafTech International Ltd	2,244,859

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

24,378		Graham Corp	$378,347
67,400	*	Griffon Corp	821,606
14,800	*	Hawk Corp	640,396
38,021		Heico Corp	1,735,278
13,900		Insteel Industries, Inc	124,822
48,784		Kaman Corp	1,278,629
35,000		Kaydon Corp	1,211,000
26,800	*	Layne Christensen Co	693,852
26,440	*	LB Foster Co (Class A)	765,174
117,500		Lindsay Manufacturing Co	5,090,099
29,858	*	Michael Baker Corp	984,120
21,673		Mueller Industries, Inc	574,118
39,265		Nacco Industries, Inc (Class A)	3,431,367
3,938		Nordson Corp	290,191
34,100	*	Polypore International, Inc	1,028,456
53,385	*	Powell Industries, Inc	1,661,341
238,234		Quanex Building Products Corp	4,114,301
489		Seaboard Corp	866,019
19,449		Standex International Corp	470,471
46,997	*	Sterling Construction Co, Inc	581,823
76,114		Tennant Co	2,351,923
161,694	*	United Rentals, Inc	2,399,539
39,300		Watts Water Technologies, Inc (Class A)	1,338,165
108,800		Woodward Governor Co	3,527,295

		TOTAL CAPITAL GOODS	83,883,682

COMMERCIAL & PROFESSIONAL SERVICES - 2.0%
117,270		Administaff, Inc	3,158,081
58,496	*	APAC Customer Services, Inc	331,087
11,186	*	ATC Technology Corp	276,742
177,921		Brink’s Co	4,092,183
51,400	*	Consolidated Graphics, Inc	2,130,530
19,929	*	Exponent, Inc	669,415
15,900	*	Heritage-Crystal Clean, Inc	159,795
168,716	*	Tetra Tech, Inc	3,537,975
103,050	*	TrueBlue, Inc	1,406,633
29,112	*	United Stationers, Inc	1,557,783
51,765		Viad Corp	1,001,135
15,015		VSE Corp	529,579

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	18,850,938

CONSUMER DURABLES & APPAREL - 4.5%
39,500	*	Arctic Cat, Inc	404,875
210,000	*	Beazer Homes USA, Inc	867,300
53,206		Blyth, Inc	2,194,215
40,892		Brunswick Corp	622,376
47,005	*	Carter’s, Inc	1,237,642
87,300	*	Deckers Outdoor Corp	4,361,507
770,652	*	Eastman Kodak Co	3,236,739
78,102	*	Jakks Pacific, Inc	1,377,719
54,555		Jones Apparel Group, Inc	1,071,460
34,759	*	Kenneth Cole Productions, Inc (Class A)	579,433

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

146,286	*	La-Z-Boy, Inc	$1,234,654
370,400	*	Liz Claiborne, Inc	2,252,032
116,534		Oxford Industries, Inc	2,771,179
41,600		Polaris Industries, Inc	2,708,160
214,800	*	Quiksilver, Inc	839,868
9,500	*	RC2 Corp	199,025
116,009		Ryland Group, Inc	2,078,881
949,871	*	Standard-Pacific Corp	3,770,989
51,203	*	Steven Madden Ltd	2,102,395
196,481		Sturm Ruger & Co, Inc	2,680,001
127,500	*	Timberland Co (Class A)	2,525,775
22,332	*	Universal Electronics, Inc	465,622
66,201	*	Warnaco Group, Inc	3,384,857

		TOTAL CONSUMER DURABLES & APPAREL	42,966,704

CONSUMER SERVICES - 3.5%
60,011	*	American Public Education, Inc	1,971,961
19,751	*	Bridgepoint Education, Inc	305,350
85,831	*	California Pizza Kitchen, Inc	1,464,277
26,100	*	Capella Education Co	2,025,882
36,100		CBRL Group, Inc	1,832,436
156,900	*	Cheesecake Factory	4,153,142
77,543	*	Corinthian Colleges, Inc	544,352
163,403	*	Denny’s Corp	508,183
122,522	*	Domino’s Pizza, Inc	1,619,741
23,477	*	O’Charleys, Inc	168,800
46,740	*	Papa John’s International, Inc	1,233,001
85,263		PF Chang’s China Bistro, Inc	3,939,151
32,815	*	Pre-Paid Legal Services, Inc	2,050,609
76,043		Regis Corp	1,454,703
158,600		Sotheby’s (Class A)	5,839,653
25,500	*	Steiner Leisure Ltd	971,550
1		Stewart Enterprises, Inc (Class A)	5
149,921		Universal Technical Institute, Inc	2,930,956

		TOTAL CONSUMER SERVICES	33,013,752

DIVERSIFIED FINANCIALS - 2.7%
121,475		Advance America Cash Advance Centers, Inc	489,544
595,500	*	American Capital Ltd	3,459,855
122,003		BGC Partners, Inc (Class A)	728,358
454,117	*	Broadpoint Securities Group, Inc	731,128
36,783		Calamos Asset Management, Inc (Class A)	423,005
88,937		Cash America International, Inc	3,112,795
128,429	*	E*Trade Financial Corp	1,867,358
94,581		Evercore Partners, Inc (Class A)	2,705,962
148,953	*	Ezcorp, Inc (Class A)	2,985,018
19,700		GAMCO Investors, Inc (Class A)	759,041
118,500		MCG Capital Corp	692,040
256,422	*	PHH Corp	5,400,247
8,700	*	Portfolio Recovery Associates, Inc	562,455
28,900		Qc Holdings, Inc	112,421
52,500	*	World Acceptance Corp	2,318,400

		TOTAL DIVERSIFIED FINANCIALS	26,347,627

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

ENERGY - 5.2%
90,649	*	Basic Energy Services, Inc	$772,329
81,203	*	Bill Barrett Corp	2,923,308
10,500	*	Bolt Technology Corp	107,625
311,677	*	Cal Dive International, Inc	1,704,873
217,853	*	Cloud Peak Energy, Inc	3,975,817
196,906	*	Complete Production Services, Inc	4,026,729
47,612	*	Contango Oil & Gas Co	2,388,218
42,901	*	Dawson Geophysical Co	1,143,312
52,274	*	ENGlobal Corp	131,730
8,615	*	Geokinetics, Inc	53,413
231,787	*	Gran Tierra Energy, Inc	1,789,396
113,100	*	Gulfport Energy Corp	1,565,304
579,100	*	Hercules Offshore, Inc	1,534,615
107,960	*	James River Coal Co	1,892,539
54,143	*	Matrix Service Co	473,751
322,848	*	McMoRan Exploration Co	5,556,214
211,500	*	Patriot Coal Corp	2,413,215
58,100	*	Petroleum Development Corp	1,603,560
327,341	*	Petroquest Energy, Inc	1,993,507
262,873	*	Stone Energy Corp	3,872,119
299,621	*	Tetra Technologies, Inc	3,056,134
44,310	*	TGC Industries, Inc	170,150
132,500	*	USEC, Inc	687,675
264,939		Vaalco Energy, Inc	1,520,750
247,948		W&T Offshore, Inc	2,628,249
14,077	*	Westmoreland Coal Co	138,799
153,263	*	Willbros Group, Inc	1,405,422
36,103		World Fuel Services Corp	939,039

		TOTAL ENERGY	50,467,792

FOOD & STAPLES RETAILING - 1.0%
86,462		Andersons, Inc	3,276,910
20,766		Casey’s General Stores, Inc	866,981
24,300		Nash Finch Co	1,033,722
112,665	*	Pantry, Inc	2,716,353
8,461		Village Super Market (Class A)	236,400
45,532		Weis Markets, Inc	1,781,667

		TOTAL FOOD & STAPLES RETAILING	9,912,033

FOOD, BEVERAGE & TOBACCO - 1.2%
303,684	*	Alliance One International, Inc	1,260,289
26,929	*	Boston Beer Co, Inc (Class A)	1,800,742
70,500	*	Chiquita Brands International, Inc	933,420
7,430		Coca-Cola Bottling Co Consolidated	393,270
95,454	*	Darling International, Inc	813,268
104,400	*	Dole Food Co, Inc	955,260
31,552		J&J Snack Foods Corp	1,322,975
10,400		Lancaster Colony Corp	494,000
16,911		National Beverage Corp	236,754

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

96,100	*	Pilgrim’s Pride Corp	$540,082
63,000		Sanderson Farms, Inc	2,727,270

		TOTAL FOOD, BEVERAGE & TOBACCO	11,477,330

HEALTH CARE EQUIPMENT & SERVICES - 6.8%
175,052	*	Align Technology, Inc	3,427,518
22,703	*	Almost Family, Inc	672,690
59,500	*	Amedisys, Inc	1,416,100
99,704	*	American Medical Systems Holdings, Inc	1,952,204
133,260	*	AMN Healthcare Services, Inc	684,956
36,910	*	athenahealth, Inc	1,218,768
113,174		Cantel Medical Corp	1,833,419
83,462	*	Catalyst Health Solutions, Inc	2,938,697
29,100	*	Conceptus, Inc	400,125
211,554	*	Continucare Corp	888,527
48,245	*	Cyberonics, Inc	1,287,177
5,905	*	Cynosure, Inc (Class A)	60,290
64,702	*	DynaVox, Inc	525,380
44,700	*	Genoptix, Inc	634,740
79,288	*	Gentiva Health Services, Inc	1,732,443
83,822	*	Hanger Orthopedic Group, Inc	1,218,772
900	*	Healthsouth Corp	17,280
31,173	*	ICU Medical, Inc	1,162,441
116,591	*	Immucor, Inc	2,312,000
79,081		Invacare Corp	2,096,437
8,300	*	IRIS International, Inc	79,680
42,932	*	Kensey Nash Corp	1,240,305
102,600	*	Kindred Healthcare, Inc	1,335,852
86,745	*	Magellan Health Services, Inc	4,097,834
178,371	*	Medidata Solutions, Inc	3,424,723
109,466	*	Metropolitan Health Networks, Inc	415,971
146,293	*	Molina Healthcare, Inc	3,948,448
7,550	*	MWI Veterinary Supply, Inc	435,786
15,100	*	NuVasive, Inc	530,614
103,200	*	Omnicell, Inc	1,349,856
25,586	*	Orthofix International NV	803,912
148,454		Owens & Minor, Inc	4,225,001
33,523	*	Providence Service Corp	549,442
54,037	*	PSS World Medical, Inc	1,155,311
71,414	*	Quidel Corp	784,840
113,362	*	Sirona Dental Systems, Inc	4,085,566
64,339	*	Skilled Healthcare Group, Inc (Class A)	252,852
14,700	*	SonoSite, Inc	492,597
155,436		STERIS Corp	5,163,585
24,345	*	Synovis Life Technologies, Inc	363,958
69,057	*	Triple-S Management Corp (Class B)	1,163,610
136,806		Universal American Financial Corp	2,017,889
97,359	*	Wright Medical Group, Inc	1,402,943

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	65,800,539

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
74,175	*	Central Garden and Pet Co (Class A)	768,453

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

13,720		Inter Parfums, Inc	$241,335
28,100	*	Medifast, Inc	762,353
176,818		Nu Skin Enterprises, Inc (Class A)	5,092,358
78,195	*	Revlon, Inc (Class A)	986,821
18,600	*	USANA Health Sciences, Inc	750,696

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	8,602,016

INSURANCE - 3.8%
113,324		American Equity Investment Life Holding Co	1,160,438
21,100	*	American Safety Insurance Holdings Ltd	344,774
36,637		Argo Group International Holdings Ltd	1,272,769
68,013	*	CNA Surety Corp	1,218,793
490,500	*	Conseco, Inc	2,717,370
106,556	*	Crawford & Co (Class B)	258,931
82,974		FBL Financial Group, Inc (Class A)	2,155,665
114,241		First American Financial Corp	1,706,761
178,216		Flagstone Reinsurance Holdings Ltd	1,890,872
51,387	*	Hallmark Financial Services	449,122
252,572		Horace Mann Educators Corp	4,490,730
81,974		Maiden Holdings Ltd	623,822
111,376		Max Capital Group Ltd	2,218,610
230,599		Meadowbrook Insurance Group, Inc	2,068,473
314,413		Montpelier Re Holdings Ltd	5,445,632
121,468	*	National Financial Partners Corp	1,539,000
122,244		Platinum Underwriters Holdings Ltd	5,320,059
75,157		Selective Insurance Group, Inc	1,224,308

		TOTAL INSURANCE	36,106,129

MATERIALS - 5.4%
77,336		A. Schulman, Inc	1,558,320
39,400		Arch Chemicals, Inc	1,382,546
56,576	*	Clearwater Paper Corp	4,304,302
38,400	*	Coeur d’Alene Mines Corp	764,928
42,500		Domtar Corporation	2,744,650
218,000	*	Ferro Corp	2,810,020
154,734		Glatfelter	1,881,565
943,510	*	Golden Star Resources Ltd	4,660,939
152,477	*	Hecla Mining Co	963,655
66,263	*	Innospec, Inc	1,009,185
33,047	*	Kapstone Paper and Packaging Corp	401,191
74,441		Minerals Technologies, Inc	4,386,064
50,187	*	OM Group, Inc	1,511,632
295,701	*	Omnova Solutions, Inc	2,126,090
346,704	*	PolyOne Corp	4,191,651
124,310	*	Rockwood Holdings, Inc	3,912,036
98,200	*	Senomyx, Inc	390,836
30,912	*	Solutia, Inc	495,210
41,491		Stepan Co	2,452,533
164,116	*	Stillwater Mining Co	2,763,713
99,632	*	Thompson Creek Metals Co, Inc	1,074,033
105,802	*	Wausau Paper Corp	877,099
169,290	*	WR Grace & Co	4,729,964

		TOTAL MATERIALS	51,392,162

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

MEDIA - 1.2%
52,500	*	AH Belo Corp (Class A)	$371,175
12,300		Arbitron, Inc	344,031
26,800	*	Carmike Cinemas, Inc	233,696
44,368	*	Global Sources Ltd	334,978
106,300		Harte-Hanks, Inc	1,240,521
239,171	*	Journal Communications, Inc (Class A)	1,078,661
57,467	*	Mediacom Communications Corp (Class A)	379,857
91,647		Scholastic Corp	2,549,620
84,500	*	Valassis Communications, Inc	2,863,705
119,929		World Wrestling Entertainment, Inc (Class A)	1,668,212

		TOTAL MEDIA	11,064,456

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.6%
113,954	*	Acorda Therapeutics, Inc	3,762,762
111,629	*	Adolor Corp	120,559
26,036	*	Affymax, Inc	154,914
260,028	*	Affymetrix, Inc	1,185,728
56,500	*	Alkermes, Inc	827,725
18,977	*	Ardea Biosciences, Inc	436,471
162,915	*	Arqule, Inc	839,012
72,900	*	Array Biopharma, Inc	235,467
142,353	*	AVANIR Pharmaceuticals, Inc	454,106
324,059	*	Bruker BioSciences Corp	4,546,547
99,501	*	Caliper Life Sciences, Inc	397,009
19,300	*	Caraco Pharmaceutical Laboratories Ltd	103,834
94,800	*	Celera Corp	638,952
33,800	*	Cornerstone Therapeutics, Inc	238,628
155,818	*	Cubist Pharmaceuticals, Inc	3,644,584
65,085	*	Depomed, Inc	291,581
70,296	*	Emergent Biosolutions, Inc	1,213,309
97,600	*	Enzon Pharmaceuticals, Inc	1,098,000
454,531	*	Exelixis, Inc	1,781,762
100,195	*	Impax Laboratories, Inc	1,983,861
188,700	*	Incyte Corp	3,017,313
119,196	*	Insmed, Inc	85,821
176,857	*	Inspire Pharmaceuticals, Inc	1,052,299
61,400	*	ISTA Pharmaceuticals, Inc	251,740
75,498	*	Ligand Pharmaceuticals, Inc (Class B)	119,287
19,500	*	Martek Biosciences Corp	441,285
36,800	*	Matrixx Initiatives, Inc	187,680
274,767	*	Medicines Co	3,901,691
159,577		Medicis Pharmaceutical Corp (Class A)	4,731,459
81,515	*	Medivation, Inc	1,059,695
150,200	*	Nektar Therapeutics	2,218,454
125,800	*	Neurocrine Biosciences, Inc	762,348
33,000	*	Novacea, Inc	230,010
170,829	*	NPS Pharmaceuticals, Inc	1,168,470
49,238	*	Obagi Medical Products, Inc	516,999
29,559	*	Onyx Pharmaceuticals, Inc	779,766

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

33,569	*	Osiris Therapeutics, Inc	$244,382
77,238	*	Par Pharmaceutical Cos, Inc	2,246,081
96,100	*	Parexel International Corp	2,222,793
195,493	*	Questcor Pharmaceuticals, Inc	1,939,291
36,272	*	Regeneron Pharmaceuticals, Inc	993,853
115,138	*	Santarus, Inc	346,565
42,600	*	Savient Pharmaceuticals, Inc	974,262
96,200	*	Sciclone Pharmaceuticals, Inc	253,968
168,857	*	Seattle Genetics, Inc	2,622,349
62,944	*	Spectrum Pharmaceuticals, Inc	262,476
115,100	*	SuperGen, Inc	240,559
45,039	*	Targacept, Inc	1,006,171
185,561	*	Vanda Pharmaceuticals, Inc	1,239,547
226,824	*	Viropharma, Inc	3,381,946

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	62,453,371

REAL ESTATE - 7.2%
76,897		Agree Realty Corp	1,941,649
2,972		Alexander’s, Inc	938,498
14,458		American Capital Agency Corp	384,149
45,100		BioMed Realty Trust, Inc	808,192
93,320		CBL & Associates Properties, Inc	1,218,759
32,800		Colonial Properties Trust	531,032
230,600		DiamondRock Hospitality Co	2,188,394
100,850		Equity Lifestyle Properties, Inc	5,494,308
198,155	*	FelCor Lodging Trust, Inc	911,513
368,014	*	First Industrial Realty Trust, Inc	1,865,831
83,456		Getty Realty Corp	2,239,124
242,266		Glimcher Realty Trust	1,489,936
158,092		Highwoods Properties, Inc	5,133,247
43,900		Invesco Mortgage Capital, Inc	944,728
17,919		Kilroy Realty Corp	593,836
197,600		LaSalle Hotel Properties	4,621,864
30,324		Lexington Corporate Properties Trust	217,120
78,173		LTC Properties, Inc	1,994,975
97,171		Mid-America Apartment Communities, Inc	5,663,126
52,701		Mission West Properties, Inc	357,313
88,180		National Health Investors, Inc	3,885,211
191,552		Omega Healthcare Investors, Inc	4,300,342
74,331		Parkway Properties, Inc	1,100,099
190,874		Pennsylvania Real Estate Investment Trust	2,263,766
64,011		PS Business Parks, Inc	3,621,102
45,170		Saul Centers, Inc	1,894,882
52,300		Sovran Self Storage, Inc	1,982,170
55,251		Sun Communities, Inc	1,696,206
76,071		Tanger Factory Outlet Centers, Inc	3,585,987
74,169		Urstadt Biddle Properties, Inc (Class A)	1,340,976
164,908		U-Store-It Trust	1,376,982
99,236		Washington Real Estate Investment Trust	3,148,758

		TOTAL REAL ESTATE	69,734,075

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

RETAILING - 3.6%
110,897	*	1-800-FLOWERS.COM, Inc (Class A)	$209,595
219,472	*	AnnTaylor Stores Corp	4,442,112
201,466		Bebe Stores, Inc	1,452,570
91,700		Brown Shoe Co, Inc	1,051,799
61,443		Cato Corp (Class A)	1,644,215
30,474	*	Citi Trends, Inc	737,776
153,759	*	Coldwater Creek, Inc	810,310
33,797	*	Core-Mark Holding Co, Inc	1,046,355
97,300		Dillard’s, Inc (Class A)	2,300,172
113,640	*	DSW, Inc (Class A)	3,261,468
271,444		Finish Line, Inc (Class A)	3,775,786
23,202	*	Jo-Ann Stores, Inc	1,033,649
107,280	*	Kirkland’s, Inc	1,486,901
253,483	*	OfficeMax, Inc	3,318,092
69,702	*	Overstock.com, Inc	1,095,715
100,100	*	Shutterfly, Inc	2,601,600
60,388	*	Sonic Automotive, Inc (Class A)	593,614
84,289	*	Stein Mart, Inc	744,272
22,000	*	Tuesday Morning Corp	104,940
73,578	*	Ulta Salon Cosmetics & Fragrance, Inc	2,148,478
149,400	*	Zale Corp	313,740

		TOTAL RETAILING	34,173,159

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.6%
270,539	*	Amkor Technology, Inc	1,777,441
47,100	*	Cabot Microelectronics Corp	1,515,678
108,500	*	Cirrus Logic, Inc	1,935,640
194,178	*	Entegris, Inc	906,811
126,214	*	FEI Co	2,470,008
254,493	*	GT Solar International, Inc	2,130,106
91,051	*	Integrated Silicon Solution, Inc	783,949
98,979	*	Kopin Corp	351,375
285,233	*	Kulicke & Soffa Industries, Inc	1,765,592
677,720	*	Lattice Semiconductor Corp	3,219,170
54,700	*	MEMSIC, Inc	134,015
64,927		Micrel, Inc	640,180
10,326	*	NVE Corp	444,328
105,244	*	Omnivision Technologies, Inc	2,424,822
14,200		Power Integrations, Inc	451,418
599,306	*	RF Micro Devices, Inc	3,679,739
99,512	*	Tessera Technologies, Inc	1,840,972
134,226	*	Veeco Instruments, Inc	4,680,462
64,898	*	Volterra Semiconductor Corp	1,396,605
210,830	*	Zoran Corp	1,610,741

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	34,159,052

SOFTWARE & SERVICES - 8.9%
146,516	*	Actuate Corp	754,557
175,275	*	Acxiom Corp	2,779,862
26,200	*	Ancestry.com, Inc	596,312
31,400		Blackbaud, Inc	754,856
44,800	*	CACI International, Inc (Class A)	2,027,648

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

196,724	*	Commvault Systems, Inc	$5,120,727
107,035	*	CSG Systems International, Inc	1,951,248
20,900	*	Dynamics Research Corp	214,852
173,383		Earthlink, Inc	1,576,051
85,767	*	Euronet Worldwide, Inc	1,542,948
28,700	*	Forrester Research, Inc	949,396
149,523	*	Fortinet, Inc	3,738,075
45,728	*	j2 Global Communications, Inc	1,087,869
54,670	*	Kenexa Corp	957,818
117,000	*	Lionbridge Technologies	503,100
69,372	*	LogMeIn, Inc	2,496,005
130,100	*	Magma Design Automation, Inc	481,370
76,818	*	Manhattan Associates, Inc	2,254,608
32,400	*	Mantech International Corp (Class A)	1,283,040
72,535		MAXIMUS, Inc	4,466,705
42,500	*	MicroStrategy, Inc (Class A)	3,680,925
76,129	*	ModusLink Global Solutions, Inc	483,419
20,131	*	NCI, Inc (Class A)	380,879
23,609	*	Net 1 UEPS Technologies, Inc	272,920
92,794	*	Netscout Systems, Inc	1,903,205
21,265	*	Open Text Corp	1,000,306
2,700	*	OpenTable, Inc	183,816
170,994	*	Quest Software, Inc	4,204,742
26,500	*	Rackspace Hosting, Inc	688,470
80,883	*	RightNow Technologies, Inc	1,593,395
79,411	*	Rosetta Stone, Inc	1,686,690
145,416	*	S1 Corp	757,617
44,848	*	Saba Software, Inc	243,973
121,547	*	SolarWinds, Inc	2,097,901
145,944	*	Sourcefire, Inc	4,209,026
39,512	*	StarTek, Inc	165,160
13,402	*	SuccessFactors, Inc	336,524
4,164	*	TeleCommunication Systems, Inc (Class A)	16,281
122,122	*	TeleTech Holdings, Inc	1,812,290
230,396	*	THQ, Inc	926,192
328,300	*	TIBCO Software, Inc	5,824,043
167,931	*	Unisys Corp	4,685,275
209,400		United Online, Inc	1,197,768
232,112	*	Valueclick, Inc	3,036,025
163,100	*	VeriFone Holdings, Inc	5,067,517
24,200	*	VistaPrint Ltd	935,330
129,579	*	Websense, Inc	2,298,731

		TOTAL SOFTWARE & SERVICES	85,225,467

TECHNOLOGY HARDWARE & EQUIPMENT - 7.3%
116,000	*	Acme Packet, Inc	4,401,040
35,100	*	ADC Telecommunications, Inc	444,717
106,512	*	Agilysys, Inc	692,328
60,569	*	Anixter International, Inc	3,270,119
390,128	*	Arris Group, Inc	3,811,551
130,500	*	Aruba Networks, Inc	2,784,870
157,700	*	Blue Coat Systems, Inc	3,794,262

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

108,300	*	Brightpoint, Inc	$757,017
119,711	*	Cogent, Inc	1,273,725
67,055	*	Coherent, Inc	2,682,871
184,671	*	Compellent Technologies, Inc	3,357,320
117,564	*	Comtech Telecommunications Corp	3,215,375
123,807	*	Cray, Inc	817,126
98,465		CTS Corp	947,233
210,837	*	Extreme Networks, Inc	655,703
221,681	*	Harris Stratex Networks, Inc (Class A)	906,675
75,900	*	Hutchinson Technology, Inc	263,373
176,550	*	InterDigital, Inc	5,227,646
83,500	*	Isilon Systems, Inc	1,860,380
13,737	*	Loral Space & Communications, Inc	717,071
38,440		MTS Systems Corp	1,191,640
70,745	*	Multi-Fineline Electronix, Inc	1,555,683
99,968	*	Netgear, Inc	2,700,136
85,205	*	Novatel Wireless, Inc	671,415
59,641	*	Oplink Communications, Inc	1,183,277
45,246	*	OSI Systems, Inc	1,643,335
31,535	*	PC Connection, Inc	215,384
178,855		Plantronics, Inc	6,041,723
232,621	*	Power-One, Inc	2,114,525
315,660	*	Quantum Corp	669,199
41,500		Richardson Electronics Ltd	435,750
104,880	*	Riverbed Technology, Inc	4,780,430
113,800	*	Sonus Networks, Inc	401,714
122,758	*	STEC, Inc	1,528,337
95,278	*	Symmetricom, Inc	544,990
51,085	*	Synaptics, Inc	1,437,532
83,100	*	Xyratex Ltd	1,233,204

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	70,228,676

TELECOMMUNICATION SERVICES - 1.0%
26,053		Atlantic Tele-Network, Inc	1,282,850
80,367	*	Cbeyond Communications, Inc	1,031,109
77,435	*	Global Crossing Ltd	995,814
38,400	*	IDT Corp (Class B)	683,136
173,700	*	Neutral Tandem, Inc	2,075,715
183,968	*	PAETEC Holding Corp	756,108
99,119		USA Mobility, Inc	1,588,878
277,832	*	Vonage Holdings Corp	708,472

		TOTAL TELECOMMUNICATION SERVICES	9,122,082

TRANSPORTATION - 2.9%
239,870	*	Airtran Holdings, Inc	1,763,045
55,138	*	Alaska Air Group, Inc	2,813,692
19,809	*	Amerco, Inc	1,574,419
19,459	*	American Commercial Lines, Inc	542,517
100,465		Arkansas Best Corp	2,434,267
73,300	*	Atlas Air Worldwide Holdings, Inc	3,686,990
31,383	*	Dynamex, Inc	478,591
171,200	*	Excel Maritime Carriers Ltd	962,144

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

87,400	*	Genco Shipping & Trading Ltd	$1,393,156
266,136	*	Hawaiian Holdings, Inc	1,594,155
467,000	*	JetBlue Airways Corp	3,124,229
43,929		Marten Transport Ltd	1,018,274
20,500	*	PAM Transportation Services, Inc	257,890
64,100	*	Pinnacle Airlines	348,063
275,400	*	US Airways Group, Inc	2,547,450
175,700		Werner Enterprises, Inc	3,600,093

		TOTAL TRANSPORTATION	28,138,975

UTILITIES - 4.1%
179,189		Avista Corp	3,741,467
21,111		Black Hills Corp	658,663
60,100		Cleco Corp	1,780,162
18,519	*	El Paso Electric Co	440,382
128,230		Idacorp, Inc	4,606,022
89,130		Laclede Group, Inc	3,067,855
100,630		Nicor, Inc	4,610,867
248,865		Portland General Electric Co	5,046,982
168,061		Southwest Gas Corp	5,645,168
126,868		Unisource Energy Corp	4,241,197
119,955		WGL Holdings, Inc	4,531,900

		TOTAL UTILITIES	38,370,665

		TOTAL COMMON STOCKS	956,713,836

		(Cost $890,494,886)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.2%
$2,000,000	Federal Home Loan Bank (FHLB)	10/01/10	2,000,000

			2,000,000

	TOTAL SHORT-TERM INVESTMENTS		2,000,000

	(Cost $2,000,000)

	TOTAL INVESTMENTS - 100.0%		958,713,836
	(Cost $892,494,886)
	OTHER ASSETS & LIABILITIES, NET - 0.0%		(134,449)

	NET ASSETS - 100.0%		$958,579,387

*	Non-income producing.
d	All or a portion of these securities have segregated to cover margin requirements on open futures contracts.

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

AUTOMOBILES & COMPONENTS - 1.4%
2,832	*	Autoliv, Inc	$185,015
10,586	*	BorgWarner, Inc	557,035
596	*	Federal Mogul Corp (Class A)	11,270
325,278	*	Ford Motor Co	3,981,403
13,603		Gentex Corp	265,395
24,145	*	Goodyear Tire & Rubber Co	259,559
22,964		Harley-Davidson, Inc	653,096
61,871		Johnson Controls, Inc	1,887,065
1,508	*	Lear Corp (New)	119,026
1,000	*	Tesla Motors, Inc	10,260
2,987		Thor Industries, Inc	99,766
5,225	*	TRW Automotive Holdings Corp	217,151

		TOTAL AUTOMOBILES & COMPONENTS	8,246,041

BANKS - 0.0%
1,767		Bank of Hawaii Corp	79,374
118		Capitol Federal Financial	2,915
3,527		Hudson City Bancorp, Inc	43,241

		TOTAL BANKS	125,530

CAPITAL GOODS - 10.3%
69,548		3M Co	6,030,507
2,791	*	Aecom Technology Corp	67,710
3,000	*	Alliant Techsystems, Inc	226,200
10,373		Ametek, Inc	495,518
211	*	Armstrong World Industries, Inc	8,759
8,170	*	Babcock & Wilcox Co	173,858
59,965		Boeing Co	3,990,071
7,331		Bucyrus International, Inc (Class A)	508,405
470		Carlisle Cos, Inc	14,077
61,269		Caterpillar, Inc	4,820,644
3,639	*	Chicago Bridge & Iron Co NV (ADR)	88,974
390	*	CNH Global NV	14,290
16,339		Cooper Industries plc	799,467
19,563		Cummins, Inc	1,772,017
48,027		Danaher Corp	1,950,376
39,116		Deere & Co	2,729,514
7,537		Donaldson Co, Inc	355,219
11,512		Dover Corp	601,042
4,266		Eaton Corp	351,902
73,459		Emerson Electric Co	3,868,350
12,913		Fastenal Co	686,842
4,648		Flowserve Corp	508,584
960		Fluor Corp	47,549

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

4,831		Gardner Denver, Inc	$259,328
1,260		GATX Corp	36,943
2,607	*	General Cable Corp	70,702
241,586		General Electric Co	3,925,773
3,431		Goodrich Corp	252,968
6,054		Graco, Inc	192,093
537		Harsco Corp	13,199
74,728		Honeywell International, Inc	3,283,548
2,129		Hubbell, Inc (Class B)	108,047
6,480		IDEX Corp	230,105
42,981		Illinois Tool Works, Inc	2,020,967
7,365	*	Jacobs Engineering Group, Inc	285,025
10,040		Joy Global, Inc	706,013
626		KBR, Inc	15,425
6,080		Kennametal, Inc	188,054
4,271		Lennox International, Inc	178,057
4,154		Lincoln Electric Holdings, Inc	240,184
23,666		Lockheed Martin Corp	1,686,912
13,754		Manitowoc Co, Inc	166,561
9,728		Masco Corp	107,105
4,259		MSC Industrial Direct Co (Class A)	230,156
6,937	*	Navistar International Corp	302,731
8,780	*	Oshkosh Truck Corp	241,450
6,446	*	Owens Corning, Inc	165,211
35,590		Paccar, Inc	1,713,659
11,403		Pall Corp	474,821
4,226		Parker Hannifin Corp	296,074
4,571		Pentair, Inc	153,723
13,869		Precision Castparts Corp	1,766,217
2,875		Regal-Beloit Corp	168,734
13,908		Rockwell Automation, Inc	858,541
8,075		Rockwell Collins, Inc	470,369
9,165		Roper Industries, Inc	597,375
4,926	*	Shaw Group, Inc	165,316
1,428	*	Spirit Aerosystems Holdings, Inc (Class A)	28,460
856		SPX Corp	54,168
13,729		Textron, Inc	282,268
843	*	Thomas & Betts Corp	34,580
6,215		Timken Co	238,407
3,328		Toro Co	187,133
4,878		TransDigm Group, Inc	302,680
7,221		Tyco International Ltd	265,227
83,180		United Technologies Corp	5,924,912
4,045	*	USG Corp	53,354
2,237		Valmont Industries, Inc	161,959
6,036		W.W. Grainger, Inc	718,949
6,218	*	WABCO Holdings, Inc	260,783
1,314	*	WESCO International, Inc	51,627
664		Westinghouse Air Brake Technologies Corp	31,733

		TOTAL CAPITAL GOODS	60,277,501

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
559		Avery Dennison Corp	$20,750
7,332	*	Copart, Inc	241,736
1,420	*	Corrections Corp of America	35,046
670		Covanta Holding Corp	10,553
4,915		Dun & Bradstreet Corp	364,398
3,383	*	FTI Consulting, Inc	117,356
4,791	*	IHS, Inc (Class A)	325,788
17,826		Iron Mountain, Inc	398,232
357	*	KAR Auction Services, Inc	4,502
14,297		Pitney Bowes, Inc	305,670
962		R.R. Donnelley & Sons Co	16,316
9,476		Republic Services, Inc	288,923
13,884		Robert Half International, Inc	360,984
8,254	*	Stericycle, Inc	573,487
564		Towers Watson & Co	27,738
10,076	*	Verisk Analytics, Inc	282,229
5,989	*	Waste Connections, Inc	237,524

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	3,611,232

CONSUMER DURABLES & APPAREL - 1.4%
29,758		Coach, Inc	1,278,404
1,511		Fortune Brands, Inc	74,387
5,132	*	Fossil, Inc	276,050
612		Garmin Ltd	18,574
8,813	*	Hanesbrands, Inc	227,904
2,952	*	Harman International Industries, Inc	98,626
12,725		Hasbro, Inc	566,390
8,716		Leggett & Platt, Inc	198,376
20,633		Mattel, Inc	484,050
597	*	Mohawk Industries, Inc	31,820
35,103		Nike, Inc (Class B)	2,813,154
581	*	NVR, Inc	376,215
5,510		Phillips-Van Heusen Corp	331,482
5,455		Polo Ralph Lauren Corp (Class A)	490,186
7,100	*	Tempur-Pedic International, Inc	220,100
6,162		Tupperware Corp	281,973
3,136		Whirlpool Corp	253,891

		TOTAL CONSUMER DURABLES & APPAREL	8,021,582

CONSUMER SERVICES - 3.5%
12,627	*	Apollo Group, Inc (Class A)	648,396
5,498	*	Bally Technologies, Inc	192,155
7,980		Brinker International, Inc	150,503
9,030		Burger King Holdings, Inc	215,636
7,104	*	Career Education Corp	152,523
15,949		Carnival Corp	609,411
3,069	*	Chipotle Mexican Grill, Inc (Class A)	527,868
328		Choice Hotels International, Inc	11,959
13,713		Darden Restaurants, Inc	586,642
6,211		DeVry, Inc	305,643
4,192	*	Education Management Corp	61,539
12,142		H&R Block, Inc	157,239

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

6,466		Hillenbrand, Inc	$139,084
29,075		International Game Technology	420,134
928		International Speedway Corp (Class A)	22,643
3,394	*	ITT Educational Services, Inc	238,496
30,850	*	Las Vegas Sands Corp	1,075,123
26,467		Marriott International, Inc (Class A)	948,313
104,926		McDonald’s Corp	7,818,036
5,945	*	MGM Mirage	67,060
3,038	*	Panera Bread Co (Class A)	269,197
4,565	*	Royal Caribbean Cruises Ltd	143,934
72,672		Starbucks Corp	1,858,950
18,482		Starwood Hotels & Resorts Worldwide, Inc	971,229
1,321		Strayer Education, Inc	230,515
3,433		Weight Watchers International, Inc	107,075
12,086		Wendy’s/Arby’s Group, Inc (Class A)	54,750
5,701	*	WMS Industries, Inc	217,037
7,360		Wynn Resorts Ltd	638,627
45,591		Yum! Brands, Inc	2,099,921

		TOTAL CONSUMER SERVICES	20,939,638

DIVERSIFIED FINANCIALS - 3.2%
4,984	*	Affiliated Managers Group, Inc	388,802
102,283		American Express Co	4,298,954
5,048		Ameriprise Financial, Inc	238,922
1,163		BlackRock, Inc	198,001
96,501		Charles Schwab Corp	1,341,364
11,508		Eaton Vance Corp	334,192
5,406		Federated Investors, Inc (Class B)	123,041
14,501		Franklin Resources, Inc	1,550,156
11,389	*	GLG Partners, Inc	51,251
260	*	Green Dot Corp	12,605
2,873		Greenhill & Co, Inc	227,886
938	*	Interactive Brokers Group, Inc (Class A)	16,143
7,212	*	IntercontinentalExchange, Inc	755,240
13,834		Invesco Ltd	293,696
74,903		iShares Russell 1000 Growth Index Fund	3,847,766
1,499		Janus Capital Group, Inc	16,414
8,970		Lazard Ltd (Class A)	314,668
20,018		Moody’s Corp	500,050
43,354		Morgan Stanley	1,069,977
10,769	*	MSCI, Inc (Class A)	357,638
1,181	*	Nasdaq Stock Market, Inc	22,947
9,412		Northern Trust Corp	454,035
5,022		NYSE Euronext	143,479
14,010		SEI Investments Co	284,963
25,316		T Rowe Price Group, Inc	1,267,446
22,746	*	TD Ameritrade Holding Corp	367,348
8,038		Waddell & Reed Financial, Inc (Class A)	219,920

		TOTAL DIVERSIFIED FINANCIALS	18,696,904

ENERGY - 9.9%
1,433	*	Alpha Natural Resources, Inc	58,968

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

11,170		Arch Coal, Inc	$298,351
5,109	*	Atlas America, Inc	146,322
1,015	*	Atwood Oceanics, Inc	30,907
11,466		Baker Hughes, Inc	488,452
13,600	*	Cameron International Corp	584,256
10,383		Chevron Corp	841,542
8,182		Cimarex Energy Co	541,485
8,929	*	Concho Resources, Inc	590,832
55,596		ConocoPhillips	3,192,877
10,105		Consol Energy, Inc	373,481
2,486	*	Continental Resources, Inc	115,251
4,458		Core Laboratories NV	392,482
1,993		Diamond Offshore Drilling, Inc	135,066
7,269	*	Dresser-Rand Group, Inc	268,153
11,806		El Paso Corp	146,158
24,691		EOG Resources, Inc	2,295,522
13,518		Equitable Resources, Inc	487,459
14,470		EXCO Resources, Inc	215,169
711	*	Exterran Holdings, Inc	16,147
456,822	d	Exxon Mobil Corp	28,227,030
11,859	*	FMC Technologies, Inc	809,851
7,135	*	Forest Oil Corp	211,910
4,331		Frontline Ltd	123,130
88,621		Halliburton Co	2,930,696
2,692		Holly Corp	77,395
18,477		Marathon Oil Corp	611,589
729	*	Mariner Energy, Inc	17,664
17,809	*	McDermott International, Inc	263,217
1,949		Murphy Oil Corp	120,682
11,249	*	Nabors Industries Ltd	203,157
16,080		Occidental Petroleum Corp	1,259,064
280	*	Oil States International, Inc	13,034
20,923	*	PetroHawk Energy Corp	337,697
7,014	*	Pride International, Inc	206,422
2,226	*	Quicksilver Resources, Inc	28,048
15,549		Range Resources Corp	592,883
1,599	*	Rowan Cos, Inc	48,546
22,730	*	SandRidge Energy, Inc	129,106
116,304		Schlumberger Ltd	7,165,489
33,765	*	Southwestern Energy Co	1,129,102
4,345		St. Mary Land & Exploration Co	162,764
500	*	Superior Energy Services	13,345
14,844	*	Ultra Petroleum Corp	623,151
29,097	*	Weatherford International Ltd	497,559
320	*	Whiting Petroleum Corp	30,563
23,478		Williams Cos, Inc	448,665

		TOTAL ENERGY	57,500,639

FOOD & STAPLES RETAILING - 2.5%
393	*	BJ’s Wholesale Club, Inc	16,310
42,964		Costco Wholesale Corp	2,770,748
14,733		CVS Corp	463,648

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

4,193		Kroger Co	$90,820
57,699		Sysco Corp	1,645,575
86,936		Walgreen Co	2,912,356
120,214		Wal-Mart Stores, Inc	6,433,853
13,645	*	Whole Foods Market, Inc	506,366

		TOTAL FOOD & STAPLES RETAILING	14,839,676

FOOD, BEVERAGE & TOBACCO - 5.6%
118,419		Altria Group, Inc	2,844,424
7,786		Brown-Forman Corp (Class B)	479,929
10,926		Campbell Soup Co	390,605
153,257		Coca-Cola Co	8,968,600
19,059		Coca-Cola Enterprises, Inc	590,829
4,419		ConAgra Foods, Inc	96,953
7,333		Dr Pepper Snapple Group, Inc	260,468
3,446		Flowers Foods, Inc	85,599
38,508		General Mills, Inc	1,407,082
10,787	*	Green Mountain Coffee Roasters, Inc	336,447
12,646		H.J. Heinz Co	599,041
5,466	*	Hansen Natural Corp	254,825
8,799		Hershey Co	418,744
22,471		Kellogg Co	1,135,010
6,875		McCormick & Co, Inc	289,025
2,851		Mead Johnson Nutrition Co	162,250
90,444		PepsiCo, Inc	6,009,099
152,082		Philip Morris International, Inc	8,519,634
45,986		Sara Lee Corp	617,592

		TOTAL FOOD, BEVERAGE & TOBACCO	33,466,156

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
6,764		Alcon, Inc	1,128,168
11,834	*	Allscripts Healthcare Solutions, Inc	218,574
27,555		AmerisourceBergen Corp	844,836
9,275		Bard (C.R.), Inc	755,263
48,459		Baxter International, Inc	2,311,978
22,758		Becton Dickinson & Co	1,686,368
2,298	*	Brookdale Senior Living, Inc	37,480
12,148		Cardinal Health, Inc	401,370
3,445	*	CareFusion Corp	85,574
6,711	*	Cerner Corp	563,657
6,579	*	Community Health Systems, Inc	203,752
746		Cooper Cos, Inc	34,480
48,890		Covidien plc	1,964,888
10,134	*	DaVita, Inc	699,550
14,274		Dentsply International, Inc	456,340
11,052	*	Edwards Lifesciences Corp	741,037
3,440	*	Emdeon, Inc	41,899
2,644	*	Emergency Medical Services Corp (Class A)	140,793
53,458	*	Express Scripts, Inc	2,603,406
4,886	*	Gen-Probe, Inc	236,776
25,043	*	Health Management Associates, Inc (Class A)	191,829
8,912	*	Henry Schein, Inc	522,065

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

5,321		Hill-Rom Holdings, Inc	$190,971
16,179	*	Hospira, Inc	922,365
5,646	*	Idexx Laboratories, Inc	348,471
3,820	*	Intuitive Surgical, Inc	1,083,887
2,192	*	Inverness Medical Innovations, Inc	67,799
496	*	Kinetic Concepts, Inc	18,144
10,178	*	Laboratory Corp of America Holdings	798,261
9,693		Lincare Holdings, Inc	243,197
11,435		McKesson Corp	706,454
42,296	*	Medco Health Solutions, Inc	2,201,931
82,618		Medtronic, Inc	2,774,311
1,122		Omnicare, Inc	26,793
9,962		Patterson Cos, Inc	285,411
4,266	*	Pediatrix Medical Group, Inc	227,378
12,584		Quest Diagnostics, Inc	635,114
14,791	*	Resmed, Inc	485,293
31,872	*	St. Jude Medical, Inc	1,253,844
30,721		Stryker Corp	1,537,586
5,968	*	SXC Health Solutions Corp	217,653
556		Teleflex, Inc	31,570
36,152	*	Tenet Healthcare Corp	170,637
5,618	*	Thoratec Corp	207,754
550		Universal Health Services, Inc (Class B)	21,373
12,049	*	Varian Medical Systems, Inc	728,965
8,537	*	VCA Antech, Inc	180,045

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	31,235,290

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
2,186		Alberto-Culver Co	82,303
41,784		Avon Products, Inc	1,341,685
6,913		Church & Dwight Co, Inc	448,930
12,940		Clorox Co	863,874
40,038		Colgate-Palmolive Co	3,077,322
10,754		Estee Lauder Cos (Class A)	679,975
5,847		Herbalife Ltd	352,866
31,978		Kimberly-Clark Corp	2,080,169
16,853		Procter & Gamble Co	1,010,674

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	9,937,798

INSURANCE - 0.9%
5,021		ACE Ltd	292,473
43,279		Aflac, Inc	2,237,958
516	*	Arch Capital Group Ltd	43,241
3,139		Arthur J. Gallagher & Co	82,775
3,323		Axis Capital Holdings Ltd	109,460
5,721		Brown & Brown, Inc	115,507
445		Endurance Specialty Holdings Ltd	17,711
1,961		Erie Indemnity Co (Class A)	109,934
9,820	*	Genworth Financial, Inc (Class A)	120,000
3,273		Hartford Financial Services Group, Inc	75,115
48,671		Marsh & McLennan Cos, Inc	1,173,945
19,873		Metlife, Inc	764,117

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

5,334		Travelers Cos, Inc	$277,901
1,065		Validus Holdings Ltd	28,073

		TOTAL INSURANCE	5,448,210

MATERIALS - 4.9%
20,712		Air Products & Chemicals, Inc	1,715,368
8,141		Airgas, Inc	553,181
2,947		AK Steel Holding Corp	40,698
8,914		Albemarle Corp	417,264
13,227		Alcoa, Inc	160,179
9,611		Allegheny Technologies, Inc	446,431
480		Ashland, Inc	23,410
1,898		Ball Corp	111,697
4,515		Carpenter Technology Corp	152,201
15,281		Celanese Corp (Series A)	490,520
4,997		CF Industries Holdings, Inc	477,214
13,209		Cleveland-Cliffs, Inc	844,319
3,377		Compass Minerals International, Inc	258,746
15,801	*	Crown Holdings, Inc	452,857
30,487		Du Pont (E.I.) de Nemours & Co	1,360,330
4,324		Eagle Materials, Inc	102,479
1,333		Eastman Chemical Co	98,642
22,762		Ecolab, Inc	1,154,944
4,850		FMC Corp	331,789
45,841		Freeport-McMoRan Copper & Gold, Inc (Class B)	3,914,362
7,757		International Flavors & Fragrances, Inc	376,370
33,129		International Paper Co	720,556
6,653		Lubrizol Corp	705,018
4,431		Martin Marietta Materials, Inc	341,054
53,210		Monsanto Co	2,550,355
15,421		Mosaic Co	906,138
12,638		Nalco Holding Co	318,604
46,399		Newmont Mining Corp	2,914,321
13,185		Nucor Corp	503,667
4,554	*	Owens-Illinois, Inc	127,785
11,639	*	Pactiv Corp	383,854
2,660		PPG Industries, Inc	193,648
29,840		Praxair, Inc	2,693,358
686		Reliance Steel & Aluminum Co	28,490
1,210		Royal Gold, Inc	60,306
5,569		RPM International, Inc	110,934
398		Schnitzer Steel Industries, Inc (Class A)	19,215
4,481		Scotts Miracle-Gro Co (Class A)	231,802
5,547		Sherwin-Williams Co	416,802
10,928		Sigma-Aldrich Corp	659,833
16,498		Southern Copper Corp (NY)	579,410
2,827		Temple-Inland, Inc	52,752
8,610	*	Titanium Metals Corp	171,856
2,403		United States Steel Corp	105,348
891		Valspar Corp	28,378
4,114		Walter Energy, Inc	334,427

		TOTAL MATERIALS	28,640,912

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

MEDIA - 1.8%
7,219		CBS Corp (Class B)	$114,493
86,511	*	DIRECTV	3,601,453
20,270	*	Discovery Communications, Inc (Class A)	882,759
7,242	*	DreamWorks Animation SKG, Inc (Class A)	231,092
47,725	*	Interpublic Group of Cos, Inc	478,682
3,854		John Wiley & Sons, Inc (Class A)	157,474
1,073	*	Lamar Advertising Co (Class A)	34,143
1,739	*	Madison Square Garden, Inc	36,658
21,602		McGraw-Hill Cos, Inc	714,162
1,368		Meredith Corp	45,568
2,380	*	Morningstar, Inc	106,053
46,583		News Corp (Class A)	608,374
24,130		Omnicom Group, Inc	952,652
1,676		Regal Entertainment Group (Class A)	21,989
8,736		Scripps Networks Interactive (Class A)	415,659
377,643	*	Sirius XM Radio, Inc	453,172
11,871		Thomson Corp	445,519
22,899		Time Warner, Inc	701,854
11,693		Viacom, Inc (Class B)	423,170

		TOTAL MEDIA	10,424,926

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.6%
135,795		Abbott Laboratories	7,093,931
249	*	Abraxis Bioscience, Inc	19,258
8,738	*	Alexion Pharmaceuticals, Inc	562,378
29,658		Allergan, Inc	1,973,147
14,008	*	Amylin Pharmaceuticals, Inc	292,067
10,045	*	BioMarin Pharmaceuticals, Inc	224,506
44,949	*	Celgene Corp	2,589,511
1,411	*	Charles River Laboratories International, Inc	46,775
5,868	*	Covance, Inc	274,564
14,035	*	Dendreon Corp	577,961
22,816		Eli Lilly & Co	833,468
19,808	*	Genzyme Corp	1,402,208
81,795	*	Gilead Sciences, Inc	2,912,719
18,273	*	Human Genome Sciences, Inc	544,353
11,879	*	Illumina, Inc	584,446
40,351		Johnson & Johnson	2,500,148
12,610	*	Life Technologies Corp	588,760
3,338	*	Mettler-Toledo International, Inc	415,381
25,363	*	Mylan Laboratories, Inc	477,078
9,265	*	Myriad Genetics, Inc	152,039
4,684		PerkinElmer, Inc	108,388
7,879		Perrigo Co	505,989
10,288		Pharmaceutical Product Development, Inc	255,040
6,491	*	Regeneron Pharmaceuticals, Inc	177,853
4,483	*	Talecris Biotherapeutics Holdings Corp	102,571
3,953		Techne Corp	244,019
4,851	*	United Therapeutics Corp	271,705
19,722	*	Vertex Pharmaceuticals, Inc	681,790

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

8,882		Warner Chilcott plc	$199,312
9,065	*	Waters Corp	641,620

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	27,252,985

REAL ESTATE - 1.1%
1,288		AMB Property Corp	34,093
5,137		Apartment Investment & Management Co (Class A)	109,829
27,806	*	CB Richard Ellis Group, Inc (Class A)	508,293
8,032		Digital Realty Trust, Inc	495,574
1,611		Equity Residential	76,635
1,228		Essex Property Trust, Inc	134,392
3,579		Federal Realty Investment Trust	292,261
18,053	b	General Growth Properties, Inc	281,627
4,100		Jones Lang LaSalle, Inc	353,707
6,755		Plum Creek Timber Co, Inc	238,452
4,297		Prologis	50,619
12,410		Public Storage, Inc	1,204,267
2,120		Rayonier, Inc	106,254
19,757		Simon Property Group, Inc	1,832,265
7,563	*	St. Joe Co	188,092
953		UDR, Inc	20,127
4,161		Ventas, Inc	214,583
1,295		Vornado Realty Trust	110,761

		TOTAL REAL ESTATE	6,251,831

RETAILING - 6.2%
3,613		Aaron Rents, Inc	66,660
6,572		Abercrombie & Fitch Co (Class A)	258,411
8,569		Advance Auto Parts	502,829
9,500	*	Aeropostale, Inc	220,875
34,122	*	Amazon.com, Inc	5,359,202
4,595		American Eagle Outfitters, Inc	68,741
2,025	*	Autonation, Inc	47,081
2,576	*	Autozone, Inc	589,672
25,677	*	Bed Bath & Beyond, Inc	1,114,639
33,624		Best Buy Co, Inc	1,372,868
7,909	*	Big Lots, Inc	262,974
21,813	*	Carmax, Inc	607,710
17,809		Chico’s FAS, Inc	187,351
8,389	*	Dick’s Sporting Goods, Inc	235,228
6,826	*	Dollar General Corp	199,661
12,410	*	Dollar Tree, Inc	605,112
8,272		Expedia, Inc	233,353
13,174		Family Dollar Stores, Inc	581,764
37,756		Gap, Inc	703,772
6,190		Guess ?, Inc	251,500
165,157		Home Depot, Inc	5,232,173
5,430	*	J Crew Group, Inc	182,557
7,568		JC Penney Co, Inc	205,698
22,156	*	Kohl’s Corp	1,167,178
26,055		Limited Brands, Inc	697,753
13,932	*	LKQ Corp	289,786

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

107,244		Lowe’s Cos, Inc	$2,390,468
3,615		Macy’s, Inc	83,470
3,894	*	NetFlix, Inc	631,451
16,310		Nordstrom, Inc	606,732
4,502	*	Office Depot, Inc	20,709
13,471	*	O’Reilly Automotive, Inc	716,657
11,541		Petsmart, Inc	403,935
4,627	*	Priceline.com, Inc	1,611,769
11,935		Ross Stores, Inc	651,890
71,191		Staples, Inc	1,489,316
71,830		Target Corp	3,838,595
12,326		Tiffany & Co	579,199
39,792		TJX Companies, Inc	1,775,917
7,089		Tractor Supply Co	281,150
11,894	*	Urban Outfitters, Inc	373,947
9,390		Williams-Sonoma, Inc	297,663

		TOTAL RETAILING	36,997,416

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.9%
23,417	*	Advanced Micro Devices, Inc	166,495
29,422		Altera Corp	887,368
29,063		Analog Devices, Inc	911,997
131,014		Applied Materials, Inc	1,530,244
6,934	*	Atheros Communications, Inc	182,711
40,215	*	Atmel Corp	320,111
10,375	*	Avago Technologies Ltd	233,541
48,415		Broadcom Corp (Class A)	1,713,407
10,483	*	Cree, Inc	569,122
16,144	*	Cypress Semiconductor Corp	203,092
5,407	*	First Solar, Inc	796,721
371,190		Intel Corp	7,137,984
4,271		Intersil Corp (Class A)	49,928
830		Kla-Tencor Corp	29,241
12,341	*	Lam Research Corp	516,471
21,861		Linear Technology Corp	671,789
52,802	*	Marvell Technology Group Ltd	924,563
29,489		Maxim Integrated Products, Inc	545,841
10,141	*	MEMC Electronic Materials, Inc	120,881
17,969		Microchip Technology, Inc	565,125
21,106		National Semiconductor Corp	269,524
8,306	*	Novellus Systems, Inc	220,773
55,808	*	Nvidia Corp	651,837
41,910	*	ON Semiconductor Corp	302,171
1,080	*	PMC - Sierra, Inc	7,949
9,857	*	Rambus, Inc	205,420
4,647	*	Silicon Laboratories, Inc	170,313
17,243	*	Skyworks Solutions, Inc	356,585
5,198	*	Sunpower Corp (Class A)	74,851
17,649	*	Teradyne, Inc	196,610
54,001		Texas Instruments, Inc	1,465,587
6,948	*	Varian Semiconductor Equipment Associates, Inc	199,963
25,245		Xilinx, Inc	671,769

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	22,869,984

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 14.9%
59,622		Accenture plc	$2,533,339
12,528		Activision Blizzard, Inc	135,553
51,344	*	Adobe Systems, Inc	1,342,646
17,713	*	Akamai Technologies, Inc	888,838
5,204	*	Alliance Data Systems Corp	339,613
5,868	*	Amdocs Ltd	168,177
8,828	*	Ansys, Inc	372,983
22,361	*	Autodesk, Inc	714,881
49,058		Automatic Data Processing, Inc	2,061,908
17,705	*	BMC Software, Inc	716,698
11,638		Broadridge Financial Solutions, Inc	266,161
30,888		CA, Inc	652,355
24,957	*	Cadence Design Systems, Inc	190,422
18,117	*	Citrix Systems, Inc	1,236,304
29,203	*	Cognizant Technology Solutions Corp (Class A)	1,882,717
11,367	*	Compuware Corp	96,961
3,501		DST Systems, Inc	156,985
42,627	*	eBay, Inc	1,040,099
30,225	*	Electronic Arts, Inc	496,597
4,415	*	Equinix, Inc	451,875
4,549		Factset Research Systems, Inc	369,060
9,928	*	Fiserv, Inc	534,325
7,206	*	Gartner, Inc	212,145
6,076	*	Genpact Ltd	107,727
7,959		Global Payments, Inc	341,362
23,763	*	Google, Inc (Class A)	12,494,348
8,529	*	Hewitt Associates, Inc (Class A)	430,117
3,265	*	IAC/InterActiveCorp	85,772
8,957	*	Informatica Corp	344,038
125,072		International Business Machines Corp	16,777,157
27,359	*	Intuit, Inc	1,198,598
9,280		Lender Processing Services, Inc	308,374
9,492		Mastercard, Inc (Class A)	2,126,208
15,217	*	McAfee, Inc	719,155
7,832	*	Micros Systems, Inc	331,529
499,787		Microsoft Corp	12,239,783
7,154	*	Monster Worldwide, Inc	92,716
7,605	*	NeuStar, Inc (Class A)	189,060
22,183	*	Nuance Communications, Inc	346,942
371,552		Oracle Corp	9,976,170
31,479		Paychex, Inc	865,358
18,399	*	Red Hat, Inc	754,359
9,954	*	Rovi Corp	501,781
30,171	*	SAIC, Inc	482,133
11,172	*	Salesforce.com, Inc	1,249,030
7,016		Solera Holdings, Inc	309,827
6,691	*	Symantec Corp	101,502
1,222	*	Synopsys, Inc	30,269
16,278	*	Teradata Corp	627,680

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

17,799	*	VeriSign, Inc	$564,940
45,539		Visa, Inc (Class A)	3,381,725
4,403	*	VistaPrint Ltd	170,176
7,168	*	VMware, Inc (Class A)	608,850
5,791	*	WebMD Health Corp (Class A)	288,797
65,556		Western Union Co	1,158,375
57,008	*	Yahoo!, Inc	807,803

		TOTAL SOFTWARE & SERVICES	86,872,303

TECHNOLOGY HARDWARE & EQUIPMENT - 12.3%
33,956	*	Agilent Technologies, Inc	1,133,112
16,927		Amphenol Corp (Class A)	829,084
88,749	*	Apple, Inc	25,182,528
1,357	*	Arrow Electronics, Inc	36,273
853		AVX Corp	11,788
8,264	*	Ciena Corp	128,670
557,028	*	Cisco Systems, Inc	12,198,913
19,028		Corning, Inc	347,832
165,962	*	Dell, Inc	2,150,868
1,268		Diebold, Inc	39,422
5,222	*	Dolby Laboratories, Inc (Class A)	296,662
200,490	*	EMC Corp	4,071,952
7,817	*	F5 Networks, Inc	811,483
14,956	*	Flir Systems, Inc	384,369
12,663		Harris Corp	560,844
228,725		Hewlett-Packard Co	9,622,460
624	*	Ingram Micro, Inc (Class A)	10,521
3,648	*	Itron, Inc	223,367
12,811		Jabil Circuit, Inc	184,607
21,048	*	JDS Uniphase Corp	260,785
51,316	*	Juniper Networks, Inc	1,557,441
5,850		National Instruments Corp	191,061
15,142	*	NCR Corp	206,385
33,614	*	NetApp, Inc	1,673,641
8,313	*	Polycom, Inc	226,779
10,643	*	QLogic Corp	187,743
159,991		Qualcomm, Inc	7,218,794
22,431	*	SanDisk Corp	822,096
34,210	*	Seagate Technology, Inc	402,994
11,831	*	Trimble Navigation Ltd	414,558
4,683	*	Western Digital Corp	132,950
2,951	*	Zebra Technologies Corp (Class A)	99,272

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	71,619,254

TELECOMMUNICATION SERVICES - 1.0%
39,348	*	American Tower Corp (Class A)	2,016,979
10,068	*	Clearwire Corp (Class A)	81,450
28,327	*	Crown Castle International Corp	1,250,637
37,851		Frontier Communications Corp	309,243
55,097	*	Level 3 Communications, Inc	51,642
10,742	*	MetroPCS Communications, Inc	112,361
12,890	*	NII Holdings, Inc (Class B)	529,779

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

11,412	*	SBA Communications Corp (Class A)	$459,904
14,796	*	tw telecom inc (Class A)	274,762
19,880		Windstream Corp	244,325

		TOTAL TELECOMMUNICATION SERVICES	5,331,082

TRANSPORTATION - 2.1%
12,807	*	AMR Corp	80,300
16,180		CH Robinson Worldwide, Inc	1,131,306
13,621	*	Continental Airlines, Inc (Class B)	338,346
1,022		Con-way, Inc	31,672
1,746		Copa Holdings S.A. (Class A)	94,127
77,034	*	Delta Air Lines, Inc	896,675
20,764		Expeditors International Washington, Inc	959,920
19,733		FedEx Corp	1,687,172
16,296	*	Hertz Global Holdings, Inc	172,575
8,892		J.B. Hunt Transport Services, Inc	308,552
5,887	*	Kansas City Southern Industries, Inc	220,233
308	*	Kirby Corp	12,338
4,710		Landstar System, Inc	181,900
2,378		Ryder System, Inc	101,707
8,823		Southwest Airlines Co	115,317
12,942	*	UAL Corp	305,819
6,170		Union Pacific Corp	504,706
69,652		United Parcel Service, Inc (Class B)	4,645,091
7,761		UTI Worldwide, Inc	124,797

		TOTAL TRANSPORTATION	11,912,553

UTILITIES - 0.0%
14,481	*	Calpine Corp	180,289
4,299		ITC Holdings Corp	267,613
889		Ormat Technologies, Inc	25,932

		TOTAL UTILITIES	473,834

		TOTAL COMMON STOCKS (Cost $535,000,160)	580,993,277

RIGHTS / WARRANTS - 0.0%
CONSUMER SERVICES - 0.0%
20		Krispy Kreme Doughnuts, Inc	1

		TOTAL CONSUMER SERVICES	1

		TOTAL RIGHTS / WARRANTS (Cost $0)	1

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

PRINCIPAL	ISSUER	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0.9%
$5,000,000	Federal Home Loan Bank (FHLB)	10/01/10	$5,000,000

			5,000,000

	TOTAL SHORT-TERM INVESTMENTS		$5,000,000

	(Cost $5,000,000)

	TOTAL INVESTMENTS - 100.2%		585,993,278
	(Cost $540,000,160)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%		(1,162,804)

	NET ASSETS - 100.0%		$584,830,474

Abbreviation(s):
ADR - American Depositary Receipt

*	Non-income producing.
b	In bankruptcy.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 0.2%
5,757	*	Autoliv, Inc	$376,105
1,015	*	BorgWarner, Inc	53,409
2,408	*	Federal Mogul Corp (Class A)	45,535
3,922		Johnson Controls, Inc	119,621
3,642	*	Lear Corp (New)	287,463
3,084	*	TRW Automotive Holdings Corp	128,171

		TOTAL AUTOMOBILES & COMPONENTS	1,010,304

BANKS - 5.7%
17,925		Associated Banc-Corp	236,431
8,535		Bancorpsouth, Inc	121,026
3,831		Bank of Hawaii Corp	172,089
74,421		BB&T Corp	1,792,058
2,576		BOK Financial Corp	116,255
32,958		CapitalSource, Inc	175,996
2,660		Capitol Federal Financial	65,702
21,426	*	CIT Group, Inc	874,609
4,855		City National Corp	257,655
18,918		Comerica, Inc	702,804
7,868		Commerce Bancshares, Inc	295,758
5,859		Cullen/Frost Bankers, Inc	315,624
15,109		East West Bancorp, Inc	245,975
85,400		Fifth Third Bancorp	1,027,362
553		First Citizens Bancshares, Inc (Class A)	102,454
25,545	*	First Horizon National Corp	291,468
23,447		First Niagara Financial Group, Inc	273,158
20,893		Fulton Financial Corp	189,291
46,529		Hudson City Bancorp, Inc	570,446
76,985		Huntington Bancshares, Inc	436,505
94,523		Keycorp	752,403
7,815		M&T Bank Corp	639,345
56,764		Marshall & Ilsley Corp	399,619
46,773		New York Community Bancorp, Inc	760,061
39,872		People’s United Financial, Inc	521,924
56,553		PNC Financial Services Group, Inc	2,935,666
111,547	*	Popular, Inc	323,486
135,043		Regions Financial Corp	981,763
53,683		SunTrust Banks, Inc	1,386,632
88,123		Synovus Financial Corp	216,783
14,653		TCF Financial Corp	237,232
8,210		TFS Financial Corp	75,450
206,099		US Bancorp	4,455,860
17,064		Valley National Bancorp	220,126
11,571		Washington Federal, Inc	176,573

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

523,392		Wells Fargo & Co	$13,152,840
9,276		Wilmington Trust Corp	83,298
18,776		Zions Bancorporation	401,055

		TOTAL BANKS	35,982,782

CAPITAL GOODS - 6.1%
7,167	*	Aecom Technology Corp	173,871
10,015	*	AGCO Corp	390,685
239	*	Alliant Techsystems, Inc	18,021
2,221	*	Armstrong World Industries, Inc	92,194
2,473	*	Babcock & Wilcox Co	52,625
10,525	*	BE Aerospace, Inc	319,013
15,463		Boeing Co	1,028,908
6,461		Carlisle Cos, Inc	193,507
7,030	*	Chicago Bridge & Iron Co NV (ADR)	171,884
2,175	*	CNH Global NV	79,692
5,037		Crane Co	191,104
4,216		Danaher Corp	171,212
2,428		Deere & Co	169,426
7,054		Dover Corp	368,289
13,255		Eaton Corp	1,093,405
848		Flowserve Corp	92,788
18,068		Fluor Corp	894,909
345		Gardner Denver, Inc	18,520
3,220		GATX Corp	94,410
4,303	*	General Cable Corp	116,697
37,115		General Dynamics Corp	2,331,192
881,921		General Electric Co	14,331,217
9,594		Goodrich Corp	707,366
7,615		Harsco Corp	187,177
3,907		Hubbell, Inc (Class B)	198,281
1,628		IDEX Corp	57,810
34,586		Ingersoll-Rand plc	1,235,066
19,652		ITT Industries, Inc	920,303
5,062	*	Jacobs Engineering Group, Inc	195,899
16,538		KBR, Inc	407,496
2,114		Kennametal, Inc	65,386
12,427		L-3 Communications Holdings, Inc	898,099
7,388		Lockheed Martin Corp	526,617
27,239		Masco Corp	299,901
32,374		Northrop Grumman Corp	1,962,836
6,188	*	Owens Corning, Inc	158,598
12,394		Parker Hannifin Corp	868,324
4,994		Pentair, Inc	167,948
22,843	*	Quanta Services, Inc	435,845
40,940		Raytheon Co	1,871,367
638		Regal-Beloit Corp	37,444
8,021		Rockwell Collins, Inc	467,223
3,656	*	Shaw Group, Inc	122,695
6,406		Snap-On, Inc	297,943
10,302	*	Spirit Aerosystems Holdings, Inc (Class A)	205,319
4,106		SPX Corp	259,828

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

11,964	*	Terex Corp	$274,215
13,827		Textron, Inc	284,283
4,449	*	Thomas & Betts Corp	182,498
2,318		Timken Co	88,918
8,480		Trinity Industries, Inc	188,850
46,903		Tyco International Ltd	1,722,747
8,604		United Technologies Corp	612,863
8,679	*	URS Corp	329,628
4,583	*	USG Corp	60,450
3,176	*	WESCO International, Inc	124,785
4,636		Westinghouse Air Brake Technologies Corp	221,554

		TOTAL CAPITAL GOODS	39,039,131

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
11,188		Avery Dennison Corp	415,299
14,227		Cintas Corp	391,954
9,600	*	Corrections Corp of America	236,928
12,877		Covanta Holding Corp	202,813
13,643		Equifax, Inc	425,662
914	*	FTI Consulting, Inc	31,707
2,358	*	KAR Auction Services, Inc	29,734
8,614		Manpower, Inc	449,650
6,374		Pitney Bowes, Inc	136,276
20,980		R.R. Donnelley & Sons Co	355,821
24,480		Republic Services, Inc	746,395
4,127		Towers Watson & Co	202,966
1,901	*	Waste Connections, Inc	75,394
51,895		Waste Management, Inc	1,854,727

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	5,555,326

CONSUMER DURABLES & APPAREL - 1.0%
30,395		DR Horton, Inc	337,992
14,379		Fortune Brands, Inc	707,879
11,355		Garmin Ltd	344,624
4,140	*	Harman International Industries, Inc	138,317
9,898		Jarden Corp	308,125
9,376		KB Home	106,230
6,236		Leggett & Platt, Inc	141,931
16,286		Lennar Corp (Class A)	250,479
16,455		Mattel, Inc	386,034
3,804		MDC Holdings, Inc	110,430
5,086	*	Mohawk Industries, Inc	271,084
29,915		Newell Rubbermaid, Inc	532,786
36,259	*	Pulte Homes, Inc	317,629
17,187		Stanley Works	1,053,220
15,549	*	Toll Brothers, Inc	295,742
9,381		VF Corp	760,049
4,690		Whirlpool Corp	379,702

		TOTAL CONSUMER DURABLES & APPAREL	6,442,253

CONSUMER SERVICES - 0.5%
1,043		Brinker International, Inc	19,671

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

29,409		Carnival Corp	$1,123,718
2,971		Choice Hotels International, Inc	108,323
3,535	*	Education Management Corp	51,894
19,749		H&R Block, Inc	255,749
4,452	*	Hyatt Hotels Corp	166,460
2,685		International Speedway Corp (Class A)	65,514
25,357	*	MGM Mirage	286,027
7,230	*	Penn National Gaming, Inc	214,080
8,253	*	Royal Caribbean Cruises Ltd	260,217
26,398		Service Corp International	227,551
20,722		Wendy’s/Arby’s Group, Inc (Class A)	93,871
19,293		Wyndham Worldwide Corp	529,979

		TOTAL CONSUMER SERVICES	3,403,054

DIVERSIFIED FINANCIALS - 11.2%
6,729	*	AmeriCredit Corp	164,591
22,122		Ameriprise Financial, Inc	1,047,034
20,871		Ares Capital Corp	326,631
1,079,142		Bank of America Corp	14,147,552
130,425		Bank of New York Mellon Corp	3,408,005
2,551		BlackRock, Inc	434,308
49,035		Capital One Financial Corp	1,939,334
800		CBOE Holdings, Inc	16,032
2,275,468	*	Citigroup, Inc	8,874,325
7,011		CME Group, Inc	1,826,015
58,485		Discover Financial Services	975,530
23,881	*	E*Trade Financial Corp	347,230
2,893		Federated Investors, Inc (Class B)	65,845
55,300		Goldman Sachs Group, Inc	7,995,274
2,724	*	Interactive Brokers Group, Inc (Class A)	46,880
35,063		Invesco Ltd	744,387
78,000		iShares Russell 1000 Value Index Fund	4,601,220
17,090		Janus Capital Group, Inc	187,136
12,800		Jefferies Group, Inc	290,432
427,933		JPMorgan Chase & Co	16,291,410
16,878		Legg Mason, Inc	511,572
20,902	*	Leucadia National Corp	493,705
102,467		Morgan Stanley	2,528,886
12,480	*	Nasdaq Stock Market, Inc	242,486
15,547		Northern Trust Corp	749,987
22,009		NYSE Euronext	628,797
10,158		Raymond James Financial, Inc	257,302
52,230	*	SLM Corp	603,257
53,958		State Street Corp	2,032,058

		TOTAL DIVERSIFIED FINANCIALS	71,777,221

ENERGY - 11.1%
11,244	*	Alpha Natural Resources, Inc	462,691
53,152		Anadarko Petroleum Corp	3,032,322
39,174		Apache Corp	3,829,650
4,877		Arch Coal, Inc	130,265
1,993	*	Atlas America, Inc	57,080

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

5,379	*	Atwood Oceanics, Inc	$163,791
33,414		Baker Hughes, Inc	1,423,436
10,612		Cabot Oil & Gas Corp	319,527
11,205	*	Cameron International Corp	481,367
70,003		Chesapeake Energy Corp	1,585,568
204,559		Chevron Corp	16,579,506
7,333	*	Cobalt International Energy, Inc	70,030
4,796	*	Comstock Resources, Inc	107,862
98,725		ConocoPhillips	5,669,776
13,080		Consol Energy, Inc	483,437
289	*	Continental Resources, Inc	13,398
42,938	*	Denbury Resources, Inc	682,285
47,865		Devon Energy Corp	3,098,780
5,161		Diamond Offshore Drilling, Inc	349,761
821	*	Dresser-Rand Group, Inc	30,287
61,747		El Paso Corp	764,428
1,020		Equitable Resources, Inc	36,781
6,529	*	Exterran Holdings, Inc	148,274
44,325		Exxon Mobil Corp	2,738,842
4,259	*	Forest Oil Corp	126,492
10,811		Frontier Oil Corp	144,867
1,024		Frontline Ltd	29,112
10,214		Helmerich & Payne, Inc	413,258
31,325		Hess Corp	1,851,934
1,473		Holly Corp	42,349
55,938		Marathon Oil Corp	1,851,548
10,511	*	Mariner Energy, Inc	254,682
11,227		Massey Energy Co	348,262
4,947	*	McDermott International, Inc	73,117
18,127		Murphy Oil Corp	1,122,424
17,752	*	Nabors Industries Ltd	320,601
45,009		National Oilwell Varco, Inc	2,001,550
14,342	*	Newfield Exploration Co	823,804
18,939		Noble Energy, Inc	1,422,130
69,540		Occidental Petroleum Corp	5,444,981
6,040	*	Oceaneering International, Inc	325,314
5,300	*	Oil States International, Inc	246,715
16,915		Patterson-UTI Energy, Inc	288,908
28,895		Peabody Energy Corp	1,416,144
9,530	*	PetroHawk Energy Corp	153,814
12,443		Pioneer Natural Resources Co	809,168
15,076	*	Plains Exploration & Production Co	402,077
10,842	*	Pride International, Inc	319,080
18,786		Questar Market Resources, Inc	566,210
12,923	*	Quicksilver Resources, Inc	162,830
10,580	*	Rowan Cos, Inc	321,209
18,712	*	SandRidge Energy, Inc	106,284
18,626		Schlumberger Ltd	1,147,548
2,306	*	SEACOR Holdings, Inc	196,379
13,374		Southern Union Co	321,778
69,637		Spectra Energy Corp	1,570,314
2,060		St. Mary Land & Exploration Co	77,168

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

13,014		Sunoco, Inc	$475,011
7,632	*	Superior Energy Services	203,698
4,340		Teekay Corp	116,008
14,395		Tesoro Corp	192,317
5,819		Tidewater, Inc	260,749
4,175	*	Unit Corp	155,686
60,815		Valero Energy Corp	1,064,871
47,439	*	Weatherford International Ltd	811,207
5,843	*	Whiting Petroleum Corp	558,065
36,915		Williams Cos, Inc	705,446

		TOTAL ENERGY	71,504,253

FOOD & STAPLES RETAILING - 1.9%
5,368	*	BJ’s Wholesale Club, Inc	222,772
130,085		CVS Corp	4,093,775
65,347		Kroger Co	1,415,416
41,700		Safeway, Inc	882,372
22,253		Supervalu, Inc	256,577
8,890		Walgreen Co	297,815
86,898		Wal-Mart Stores, Inc	4,650,781

		TOTAL FOOD & STAPLES RETAILING	11,819,508

FOOD, BEVERAGE & TOBACCO - 5.4%
93,408		Altria Group, Inc	2,243,660
69,109		Archer Daniels Midland Co	2,205,959
3,084		Brown-Forman Corp (Class B)	190,098
15,424		Bunge Ltd	912,484
8,103		Campbell Soup Co	289,682
8,058	*	Central European Distribution Corp	179,855
57,471		Coca-Cola Co	3,363,203
13,302		Coca-Cola Enterprises, Inc	412,362
43,023		ConAgra Foods, Inc	943,925
19,959	*	Constellation Brands, Inc (Class A)	353,075
7,752		Corn Products International, Inc	290,700
20,475	*	Dean Foods Co	209,050
20,586		Del Monte Foods Co	269,882
18,256		Dr Pepper Snapple Group, Inc	648,453
5,754		Flowers Foods, Inc	142,929
28,857		General Mills, Inc	1,054,435
20,064		H.J. Heinz Co	950,432
1,045	*	Hansen Natural Corp	48,718
7,203		Hershey Co	342,791
7,437		Hormel Foods Corp	331,690
12,772		J.M. Smucker Co	773,089
3,192		Kellogg Co	161,228
172,483		Kraft Foods, Inc (Class A)	5,322,826
16,597		Lorillard, Inc	1,332,905
7,208		McCormick & Co, Inc	303,024
18,929		Mead Johnson Nutrition Co	1,077,249
14,169		Molson Coors Brewing Co (Class B)	669,060
73,628		PepsiCo, Inc	4,891,843
31,398		Philip Morris International, Inc	1,758,916

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

6,006	*	Ralcorp Holdings, Inc	$351,231
18,056		Reynolds American, Inc	1,072,346
19,502		Sara Lee Corp	261,912
14,798	*	Smithfield Foods, Inc	249,050
32,077		Tyson Foods, Inc (Class A)	513,874

		TOTAL FOOD, BEVERAGE & TOBACCO	34,121,936

HEALTH CARE EQUIPMENT & SERVICES - 3.1%
45,686		Aetna, Inc	1,444,134
10,682		Baxter International, Inc	509,638
7,611		Beckman Coulter, Inc	371,341
163,013	*	Boston Scientific Corp	999,270
7,505	*	Brookdale Senior Living, Inc	122,407
25,518		Cardinal Health, Inc	843,115
15,336	*	CareFusion Corp	380,946
29,662		Cigna Corp	1,061,306
2,990	*	Community Health Systems, Inc	92,600
3,825		Cooper Cos, Inc	176,792
16,108	*	Coventry Health Care, Inc	346,805
600	*	Emdeon, Inc	7,308
10,953	*	Health Net, Inc	297,812
1,111		Hill-Rom Holdings, Inc	39,874
27,857	*	Hologic, Inc	445,991
18,293	*	Humana, Inc	919,040
5,999	*	Inverness Medical Innovations, Inc	185,549
5,828	*	Kinetic Concepts, Inc	213,188
5,942	*	LifePoint Hospitals, Inc	208,327
16,494		McKesson Corp	1,018,999
27,300		Medtronic, Inc	916,734
11,972		Omnicare, Inc	285,891
276	*	Pediatrix Medical Group, Inc	14,711
2,460		Quest Diagnostics, Inc	124,156
3,442		Teleflex, Inc	195,437
14,739	*	Tenet Healthcare Corp	69,568
122,253		UnitedHealth Group, Inc	4,292,304
9,161		Universal Health Services, Inc (Class B)	355,996
42,904	*	WellPoint, Inc	2,430,083
21,780	*	Zimmer Holdings, Inc	1,139,746

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	19,509,068

HOUSEHOLD & PERSONAL PRODUCTS - 3.1%
7,183		Alberto-Culver Co	270,440
849		Clorox Co	56,679
8,761		Colgate-Palmolive Co	673,370
7,459	*	Energizer Holdings, Inc	501,469
9,544		Kimberly-Clark Corp	620,837
6,166	*	NBTY, Inc	339,007
291,108		Procter & Gamble Co	17,457,747

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	19,919,549

INSURANCE - 7.3%
30,845		ACE Ltd	1,796,721

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

2,642		Aflac, Inc	$136,618
737	*	Alleghany Corp	223,333
5,473		Allied World Assurance Holdings Ltd	309,717
57,779		Allstate Corp	1,822,927
8,796		American Financial Group, Inc	268,982
12,959	*	American International Group, Inc	506,697
752		American National Insurance Co	57,129
28,932		AON Corp	1,131,531
5,053	*	Arch Capital Group Ltd	423,441
8,747		Arthur J. Gallagher & Co	230,658
8,590		Aspen Insurance Holdings Ltd	260,105
12,021		Assurant, Inc	489,255
19,936		Assured Guaranty Ltd	341,105
9,421		Axis Capital Holdings Ltd	310,328
186,017	*	Berkshire Hathaway, Inc (Class B)	15,379,887
5,386		Brown & Brown, Inc	108,743
35,089		Chubb Corp	1,999,722
15,825		Cincinnati Financial Corp	456,551
2,702	*	CNA Financial Corp	75,629
4,146		Endurance Specialty Holdings Ltd	165,011
876		Erie Indemnity Co (Class A)	49,109
6,321		Everest Re Group Ltd	546,577
23,464		Fidelity National Title Group, Inc (Class A)	368,619
43,854	*	Genworth Financial, Inc (Class A)	535,896
4,774		Hanover Insurance Group, Inc	224,378
43,674		Hartford Financial Services Group, Inc	1,002,318
12,174		HCC Insurance Holdings, Inc	317,620
32,452		Lincoln National Corp	776,252
33,822		Loews Corp	1,281,854
1,124	*	Markel Corp	387,319
4,558		Marsh & McLennan Cos, Inc	109,939
18,021	*	MBIA, Inc	181,111
3,189		Mercury General Corp	130,334
48,060		Metlife, Inc	1,847,907
24,607		Old Republic International Corp	340,807
2,974		OneBeacon Insurance Group Ltd (Class A)	42,498
8,393		PartnerRe Ltd	672,951
34,372		Principal Financial Group	890,922
72,103		Progressive Corp	1,504,790
9,097		Protective Life Corp	197,951
49,870		Prudential Financial, Inc	2,701,957
7,979		Reinsurance Group of America, Inc (Class A)	385,306
5,917		RenaissanceRe Holdings Ltd	354,783
5,009		Stancorp Financial Group, Inc	190,342
3,581		Symetra Financial Corp	37,457
9,018		Torchmark Corp	479,217
6,887		Transatlantic Holdings, Inc	349,997
44,643		Travelers Cos, Inc	2,325,900
5,211		Unitrin, Inc	127,096
35,712		UnumProvident Corp	791,021
7,449		Validus Holdings Ltd	196,356
12,907		W.R. Berkley Corp	349,392

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

126		Wesco Financial Corp	$45,127
879		White Mountains Insurance Group Ltd	271,136
36,762		XL Capital Ltd	796,265

		TOTAL INSURANCE	47,304,594

MATERIALS - 2.9%
10,951		AK Steel Holding Corp	151,233
93,864		Alcoa, Inc	1,136,693
7,443		Aptargroup, Inc	339,922
7,450		Ashland, Inc	363,337
7,854		Ball Corp	462,209
11,466		Bemis Co	364,046
6,939		Cabot Corp	226,003
2,175		CF Industries Holdings, Inc	207,713
12,307		Commercial Metals Co	178,328
5,165		Cytec Industries, Inc	291,203
4,535		Domtar Corporation	292,870
124,202		Dow Chemical Co	3,410,586
63,833		Du Pont (E.I.) de Nemours & Co	2,848,228
6,169		Eastman Chemical Co	456,506
2,265		FMC Corp	154,949
3,531		Greif, Inc (Class A)	207,764
20,706		Huntsman Corp	239,361
9,903		International Paper Co	215,390
4,522	*	Intrepid Potash, Inc	117,889
18,346		MeadWestvaco Corp	447,276
19,346		Nucor Corp	739,017
12,457	*	Owens-Illinois, Inc	349,543
11,266		Packaging Corp of America	261,033
1,576	*	Pactiv Corp	51,976
14,911		PPG Industries, Inc	1,085,521
7,175		Reliance Steel & Aluminum Co	297,978
5,076		Royal Gold, Inc	252,988
6,569		RPM International, Inc	130,854
2,278		Schnitzer Steel Industries, Inc (Class A)	109,982
16,789		Sealed Air Corp	377,417
3,888		Sherwin-Williams Co	292,144
953		Sigma-Aldrich Corp	57,542
10,628		Sonoco Products Co	355,400
22,344		Steel Dynamics, Inc	315,274
10,061		Temple-Inland, Inc	187,738
12,490		United States Steel Corp	547,562
9,189		Valspar Corp	292,670
13,650		Vulcan Materials Co	503,958
1,175		Walter Energy, Inc	95,516

		TOTAL MATERIALS	18,415,619

MEDIA - 4.6%
25,253		Cablevision Systems Corp (Class A)	661,376
64,418		CBS Corp (Class B)	1,021,669
3,901	*	Central European Media Enterprises Ltd (Class A) Nasdaq	97,330
4,400	*	Clear Channel Outdoor Holdings, Inc (Class A)	50,292

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

302,504		Comcast Corp (Class A)	$5,469,272
8,307	*	Discovery Communications, Inc (Class A)	361,770
20,919		DISH Network Corp (Class A)	400,808
24,604		Gannett Co, Inc	300,907
836		John Wiley & Sons, Inc (Class A)	34,159
4,966	*	Lamar Advertising Co (Class A)	158,018
25,439	*	Liberty Global, Inc (Class A)	783,776
8,249	*	Liberty Media Corp - Capital (Series A)	429,443
5,690	*	Liberty Media Corp - Starz	369,167
4,427	*	Madison Square Garden, Inc	93,321
10,299		McGraw-Hill Cos, Inc	340,485
2,342		Meredith Corp	78,012
13,832	*	New York Times Co (Class A)	107,060
194,393		News Corp (Class A)	2,538,773
6,089		Omnicom Group, Inc	240,394
7,358		Regal Entertainment Group (Class A)	96,537
27,131		Thomson Corp	1,018,226
38,116		Time Warner Cable, Inc	2,057,883
97,270		Time Warner, Inc	2,981,326
52,445		Viacom, Inc (Class B)	1,897,985
35,703		Virgin Media, Inc	821,883
210,626		Walt Disney Co	6,973,826
618		Washington Post Co (Class B)	246,835

		TOTAL MEDIA	29,630,533

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.2%
16,261		Abbott Laboratories	849,475
452	*	Abraxis Bioscience, Inc	34,958
102,983	*	Amgen, Inc	5,675,393
25,981	*	Biogen Idec, Inc	1,458,054
2,291	*	Bio-Rad Laboratories, Inc (Class A)	207,358
184,906		Bristol-Myers Squibb Co	5,012,802
8,051	*	Cephalon, Inc	502,704
5,686	*	Charles River Laboratories International, Inc	188,491
84,165		Eli Lilly & Co	3,074,547
12,632	*	Endo Pharmaceuticals Holdings, Inc	419,888
30,705	*	Forest Laboratories, Inc	949,706
6,820	*	Genzyme Corp	482,788
252,138		Johnson & Johnson	15,622,470
26,833	*	King Pharmaceuticals, Inc	267,257
5,944	*	Life Technologies Corp	277,525
335,306		Merck & Co, Inc	12,342,614
5,030	*	Mylan Laboratories, Inc	94,614
6,648		PerkinElmer, Inc	153,835
867,571		Pfizer, Inc	14,896,194
44,096	*	Thermo Electron Corp	2,111,317
12,013	*	Watson Pharmaceuticals, Inc	508,270

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	65,130,260

REAL ESTATE - 3.4%
5,862		Alexandria Real Estate Equities, Inc	410,340
16,394		AMB Property Corp	433,949

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

66,588		Annaly Mortgage Management, Inc	$1,171,949
7,323		Apartment Investment & Management Co (Class A)	156,566
8,907		AvalonBay Communities, Inc	925,705
14,906		Boston Properties, Inc	1,238,987
14,289		Brandywine Realty Trust	175,040
6,789		BRE Properties, Inc (Class A)	281,744
6,727		Camden Property Trust	322,694
94,966		Chimera Investment Corp	375,116
6,768		Corporate Office Properties Trust	252,514
21,849		Developers Diversified Realty Corp	245,146
433		Digital Realty Trust, Inc	26,716
14,062		Douglas Emmett, Inc	246,226
25,798		Duke Realty Corp	298,999
28,458		Equity Residential	1,353,747
2,080		Essex Property Trust, Inc	227,635
2,618		Federal Realty Investment Trust	213,786
14,615	*	Forest City Enterprises, Inc (Class A)	187,510
5,903	b	General Growth Properties, Inc	92,087
33,303		HCP, Inc	1,198,242
14,307		Health Care REIT, Inc	677,293
12,889		Hospitality Properties Trust	287,811
69,999		Host Marriott Corp	1,013,586
7,261		HRPT Properties Trust	185,882
43,546		Kimco Realty Corp	685,850
12,482		Liberty Property Trust	398,176
13,950		Macerich Co	599,153
8,254		Mack-Cali Realty Corp	269,988
12,831		Nationwide Health Properties, Inc	496,175
5,700		Piedmont Office Realty Trust, Inc	107,787
9,791		Plum Creek Timber Co, Inc	345,622
48,057		Prologis	566,111
1,335		Public Storage, Inc	129,548
6,161		Rayonier, Inc	308,789
11,869		Realty Income Corp	400,223
8,601		Regency Centers Corp	339,481
14,064		Senior Housing Properties Trust	330,504
9,637		Simon Property Group, Inc	893,735
8,472		SL Green Realty Corp	536,532
973	*	St. Joe Co	24,199
5,576		Taubman Centers, Inc	248,745
18,203		UDR, Inc	384,447
12,267		Ventas, Inc	632,609
15,723		Vornado Realty Trust	1,344,788
12,533		Weingarten Realty Investors	273,470
57,519		Weyerhaeuser Co	906,499

		TOTAL REAL ESTATE	22,221,701

RETAILING - 1.0%
3,285		Aaron Rents, Inc	60,608
2,121		Abercrombie & Fitch Co (Class A)	83,398
15,892		American Eagle Outfitters, Inc	237,744
5,001	*	Autonation, Inc	116,273

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

12,997		Expedia, Inc	$366,645
16,982		Foot Locker, Inc	246,748
16,537	*	GameStop Corp (Class A)	325,944
5,727		Gap, Inc	106,751
17,053		Genuine Parts Co	760,393
17,105		JC Penney Co, Inc	464,914
8,555	*	Kohl’s Corp	450,677
64,154	*	Liberty Media Holding Corp (Interactive A)	879,552
36,887		Lowe’s Cos, Inc	822,212
40,871		Macy’s, Inc	943,712
30,528	*	Office Depot, Inc	140,429
13,693		RadioShack Corp	292,072
4,942	*	Sears Holdings Corp	356,516
8,844	*	Signet Jewelers Ltd	280,709

		TOTAL RETAILING	6,935,297

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
40,179	*	Advanced Micro Devices, Inc	285,673
6,000	*	Atmel Corp	47,760
14,513	*	Fairchild Semiconductor International, Inc	136,422
189,100		Intel Corp	3,636,394
7,224	*	International Rectifier Corp	152,354
8,182		Intersil Corp (Class A)	95,648
17,223		Kla-Tencor Corp	606,766
67,454	*	LSI Logic Corp	307,590
15,571	*	MEMC Electronic Materials, Inc	185,606
91,972	*	Micron Technology, Inc	663,118
2,191		National Semiconductor Corp	27,979
1,113	*	Novellus Systems, Inc	29,584
21,765	*	PMC - Sierra, Inc	160,190
7,465	*	Sunpower Corp (Class A)	107,496
71,903		Texas Instruments, Inc	1,951,447

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	8,394,027

SOFTWARE & SERVICES - 2.5%
40,651		Activision Blizzard, Inc	439,844
16,137	*	Amdocs Ltd	462,486
10,896	*	AOL, Inc	269,676
1,326		Broadridge Financial Solutions, Inc	30,326
7,399		CA, Inc	156,267
16,515		Computer Sciences Corp	759,690
10,447	*	Compuware Corp	89,113
9,341	*	Convergys Corp	97,613
76,679	*	eBay, Inc	1,870,967
1,792	*	Electronic Arts, Inc	29,443
28,331		Fidelity National Information Services, Inc	768,621
11,977		First American Corp	229,479
5,588	*	Fiserv, Inc	300,746
6,306	*	IAC/InterActiveCorp	165,659
272,646		Microsoft Corp	6,677,100
7,601	*	Monster Worldwide, Inc	98,509
38,856	*	Novell, Inc	231,970

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

77,829	*	Symantec Corp	$1,180,666
14,814	*	Synopsys, Inc	366,943
16,808		Total System Services, Inc	256,154
86,106	*	Yahoo!, Inc	1,220,122

		TOTAL SOFTWARE & SERVICES	15,701,394

TECHNOLOGY HARDWARE & EQUIPMENT - 1.7%
10,994	*	Arrow Electronics, Inc	293,870
16,325	*	Avnet, Inc	440,938
4,560		AVX Corp	63,019
48,634	*	Brocade Communications Systems, Inc	284,023
10,738	*	CommScope, Inc	254,920
146,840		Corning, Inc	2,684,235
5,999		Diebold, Inc	186,509
3,784	*	EchoStar Corp (Class A)	72,199
16,213	*	Ingram Micro, Inc (Class A)	273,351
151	*	Itron, Inc	9,246
5,387		Jabil Circuit, Inc	77,627
8,560	*	Lexmark International, Inc (Class A)	381,947
13,617		Molex, Inc	285,004
249,901	*	Motorola, Inc	2,131,655
13,832	*	Seagate Technology, Inc	162,941
5,411	*	Tech Data Corp	218,063
40,167		Tellabs, Inc	299,244
19,785	*	Vishay Intertechnology, Inc	191,519
1,256	*	Vishay Precision Group, Inc	19,606
18,947	*	Western Digital Corp	537,905
148,301		Xerox Corp	1,534,915
3,217	*	Zebra Technologies Corp (Class A)	108,220

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	10,510,956

TELECOMMUNICATION SERVICES - 5.3%
635,572		AT&T, Inc	18,177,359
32,298		CenturyTel, Inc	1,274,479
3,548	*	Clearwire Corp (Class A)	28,703
65,022		Frontier Communications Corp	531,230
6,121	*	Leap Wireless International, Inc	75,594
111,541	*	Level 3 Communications, Inc	104,547
13,163	*	MetroPCS Communications, Inc	137,685
3,586	*	NII Holdings, Inc (Class B)	147,385
186,730		Qwest Communications International, Inc	1,170,797
316,778	*	Sprint Nextel Corp	1,466,682
9,327		Telephone & Data Systems, Inc	305,926
1,831	*	US Cellular Corp	84,171
303,980		Verizon Communications, Inc	9,906,708
30,371		Windstream Corp	373,260

		TOTAL TELECOMMUNICATION SERVICES	33,784,526

TRANSPORTATION - 1.9%
4,299		Alexander & Baldwin, Inc	149,777
26,236	*	AMR Corp	164,500
5,766		Con-way, Inc	178,688

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

1,532		Copa Holdings S.A. (Class A)	$82,590
41,865		CSX Corp	2,315,972
11,914		FedEx Corp	1,018,647
4,673	*	Hertz Global Holdings, Inc	49,487
4,564	*	Kansas City Southern Industries, Inc	170,739
5,614	*	Kirby Corp	224,897
39,775		Norfolk Southern Corp	2,367,010
2,553		Ryder System, Inc	109,192
69,419		Southwest Airlines Co	907,306
4,312	*	UAL Corp	101,893
47,553		Union Pacific Corp	3,889,836
2,700		UTI Worldwide, Inc	43,416

		TOTAL TRANSPORTATION	11,773,950

UTILITIES - 7.4%
71,945	*	AES Corp	816,576
8,710		AGL Resources, Inc	334,116
18,222		Allegheny Energy, Inc	446,803
12,135		Alliant Energy Corp	441,107
25,536		Ameren Corp	725,222
51,426		American Electric Power Co, Inc	1,863,164
18,709		American Water Works Co, Inc	435,359
14,841		Aqua America, Inc	302,756
10,603		Atmos Energy Corp	310,138
19,098	*	Calpine Corp	237,770
45,241		Centerpoint Energy, Inc	711,189
23,969		CMS Energy Corp	431,921
30,307		Consolidated Edison, Inc	1,461,404
19,856		Constellation Energy Group, Inc	640,157
64,106		Dominion Resources, Inc	2,798,867
12,963		DPL, Inc	338,723
18,105		DTE Energy Co	831,563
141,188		Duke Energy Corp	2,500,439
34,997		Edison International	1,203,547
8,088		Energen Corp	369,783
20,294		Entergy Corp	1,553,100
70,989		Exelon Corp	3,022,712
32,720		FirstEnergy Corp	1,261,029
44,574		NextEra Energy, Inc	2,424,380
14,211		Great Plains Energy, Inc	268,588
10,325		Hawaiian Electric Industries, Inc	232,726
8,211		Integrys Energy Group, Inc	427,465
1,020		ITC Holdings Corp	63,495
20,185		MDU Resources Group, Inc	402,691
14,882	*	Mirant Corp	148,225
7,518		National Fuel Gas Co	389,508
29,720		NiSource, Inc	517,128
18,893		Northeast Utilities	558,666
27,440	*	NRG Energy, Inc	571,301
11,629		NSTAR	457,601
24,206		NV Energy, Inc	318,309
10,494		OGE Energy Corp	418,396

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

11,359		Oneok, Inc	$511,608
970		Ormat Technologies, Inc	28,295
23,922		Pepco Holdings, Inc	444,949
40,040		PG&E Corp	1,818,617
11,580		Pinnacle West Capital Corp	477,907
51,788		PPL Corp	1,410,187
30,845		Progress Energy, Inc	1,370,135
54,396		Public Service Enterprise Group, Inc	1,799,420
19,086		Questar Corp	334,578
36,093	*	Reliant Energy, Inc	128,130
12,142		SCANA Corp	489,565
26,571		Sempra Energy	1,429,520
88,646		Southern Co	3,301,176
21,872		TECO Energy, Inc	378,823
12,093		UGI Corp	345,981
8,825		Vectren Corp	228,303
12,213		Westar Energy, Inc	295,921
12,638		Wisconsin Energy Corp	730,476
49,395		Xcel Energy, Inc	1,134,603

		TOTAL UTILITIES	46,894,118

		TOTAL COMMON STOCKS	636,781,360

		(Cost $724,394,701)

		TOTAL INVESTMENTS - 99.7%	636,781,360
		(Cost $724,394,701)
		OTHER ASSETS & LIABILITIES, NET - 0.3%	1,891,848

		NET ASSETS - 100.0%	$638,673,208

Abbreviation(s):
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

*	Non-income producing.
b	In bankruptcy.

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.8%
9,169	*	American Axle & Manufacturing Holdings, Inc	$82,704
2,394	*	Amerigon, Inc (Class A)	24,658
12,846	*	Autoliv, Inc	839,229
17,707	*	BorgWarner, Inc	931,742
8,187		Cooper Tire & Rubber Co	160,711
22,033	*	Dana Holding Corp	271,447
1,390	*	Dorman Products, Inc	42,840
2,768	*	Drew Industries, Inc	57,740
15,748	*	Exide Technologies	75,433
2,904	*	Federal Mogul Corp (Class A)	54,915
501,215	*	Ford Motor Co	6,134,871
2,114	*	Fuel Systems Solutions, Inc	82,679
20,962		Gentex Corp	408,969
36,664	*	Goodyear Tire & Rubber Co	394,138
35,366		Harley-Davidson, Inc	1,005,809
101,151		Johnson Controls, Inc	3,085,105
7,439	*	Lear Corp (New)	587,160
6,877	*	Modine Manufacturing Co	89,195
5,413		Spartan Motors, Inc	25,116
2,028		Standard Motor Products, Inc	21,355
2,647	*	Stoneridge, Inc	27,820
3,194		Superior Industries International, Inc	55,192
9,447	*	Tenneco, Inc	273,680
2,300	*	Tesla Motors, Inc	46,598
4,819		Thor Industries, Inc	160,955
11,813	*	TRW Automotive Holdings Corp	490,948
4,173	*	Winnebago Industries, Inc	43,483

		TOTAL AUTOMOBILES & COMPONENTS	15,474,492

BANKS - 3.2%
2,315		1st Source Corp	40,188
3,130	*	1st United Bancorp, Inc	20,126
4,749		Abington Bancorp, Inc	50,054
551		Alliance Financial Corp	16,657
764		American National Bankshares, Inc	16,762
2,640		Ameris Bancorp	24,684
726		Ames National Corp	14,476
2,010		Arrow Financial Corp	50,399
26,336		Associated Banc-Corp	347,372
12,255		Astoria Financial Corp	167,036
1,553		Bancfirst Corp	62,834
3,737		Banco Latinoamericano de Exportaciones S.A. (Class E)	54,000
494		Bancorp Rhode Island, Inc	13,797
12,032		Bancorpsouth, Inc	170,614

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,487		Bank Mutual Corp	$33,668
7,390		Bank of Hawaii Corp	331,959
655		Bank of Marin Bancorp	21,117
2,323		Bank of the Ozarks, Inc	86,160
2,457		BankFinancial Corp	22,531
104,078		BB&T Corp	2,506,198
7,429	*	Beneficial Mutual Bancorp, Inc	66,638
2,307		Berkshire Hills Bancorp, Inc	43,741
1,024	*	BofI Holding, Inc	12,155
4,108		BOK Financial Corp	185,394
10,344		Boston Private Financial Holdings, Inc	67,650
1,513		Bridge Bancorp, Inc	37,810
8,703		Brookline Bancorp, Inc	86,856
754		Bryn Mawr Bank Corp	12,984
926		Camden National Corp	32,086
1,241		Capital City Bank Group, Inc	15,066
48,510		CapitalSource, Inc	259,043
3,728		Capitol Federal Financial	92,082
3,154		Cardinal Financial Corp	30,310
11,294		Cathay General Bancorp	134,286
5,058	*	Center Financial	25,745
2,669		Centerstate Banks of Florida, Inc	22,900
488		Century Bancorp, Inc	11,658
3,344		Chemical Financial Corp	69,020
30,320	*	CIT Group, Inc	1,237,662
1,474		Citizens & Northern Corp	19,162
55,810	*	Citizens Republic Bancorp, Inc	50,290
2,433		City Holding Co	74,620
6,833		City National Corp	362,627
988		Clifton Savings Bancorp, Inc	8,497
1,130		CNB Financial Corp	15,538
5,107		CoBiz, Inc	28,395
5,841		Columbia Banking System, Inc	114,776
26,524		Comerica, Inc	985,367
11,039		Commerce Bancshares, Inc	414,956
5,536		Community Bank System, Inc	127,383
1,938		Community Trust Bancorp, Inc	52,500
8,348		Cullen/Frost Bankers, Inc	449,707
12,036		CVB Financial Corp	90,390
3,532		Danvers Bancorp, Inc	54,146
5,261		Dime Community Bancshares	72,865
4,463	*	Doral Financial Corp	7,409
2,332	*	Eagle Bancorp, Inc	26,771
21,196		East West Bancorp, Inc	345,071
1,116	*	Encore Bancshares, Inc	8,024
2,133		Enterprise Financial Services Corp	19,837
1,184		ESB Financial Corp	16,481
3,464		ESSA Bancorp, Inc	41,014
1,352		Federal Agricultural Mortgage Corp (Class C)	14,629
119,521		Fifth Third Bancorp	1,437,838
1,693		Financial Institutions, Inc	29,898
1,953		First Bancorp (NC)	26,600

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,995	*	First Bancorp (Puerto Rico)	$3,639
1,005		First Bancorp, Inc	13,899
9,154		First Busey Corp	41,651
901		First Citizens Bancshares, Inc (Class A)	166,928
15,748		First Commonwealth Financial Corp	85,827
2,221		First Community Bancshares, Inc	28,651
8,482		First Financial Bancorp	141,480
3,239		First Financial Bankshares, Inc	152,201
1,508		First Financial Corp	44,486
2,372		First Financial Holdings, Inc	26,424
34,948	*	First Horizon National Corp	398,760
1,747		First Interstate Bancsystem, Inc	23,515
3,771		First Merchants Corp	28,773
11,137		First Midwest Bancorp, Inc	128,410
31,490		First Niagara Financial Group, Inc	366,859
710		First of Long Island Corp	17,736
833		First South Bancorp, Inc	8,263
16,815		FirstMerit Corp	308,051
6,251	*	Flagstar Bancorp, Inc	11,377
4,131		Flushing Financial Corp	47,754
15,617		FNB Corp	133,682
30,262		Fulton Financial Corp	274,174
1,498		German American Bancorp, Inc	25,706
10,291		Glacier Bancorp, Inc	150,249
1,402		Great Southern Bancorp, Inc	30,522
4,142	*	Greene County Bancshares, Inc	28,124
4,275		Hancock Holding Co	128,549
6,715	*	Hanmi Financial Corp	8,595
1,473		Heartland Financial USA, Inc	22,669
1,426	*	Heritage Financial Corp	19,964
1,143	*	Home Bancorp, Inc	15,293
4,046		Home Bancshares, Inc	82,215
2,273		Home Federal Bancorp, Inc	27,662
73,057		Hudson City Bancorp, Inc	895,678
1,666		Hudson Valley Holding Corp	32,520
107,864		Huntington Bancshares, Inc	611,589
4,168		IBERIABANK Corp	208,317
3,006		Independent Bank Corp	67,695
7,164		International Bancshares Corp	121,000
6,843	*	Investors Bancorp, Inc	81,021
2,959		Kearny Financial Corp	26,128
132,257		Keycorp	1,052,766
2,793		Lakeland Bancorp, Inc	23,545
2,273		Lakeland Financial Corp	42,414
11,065		M&T Bank Corp	905,228
4,715		MainSource Financial Group, Inc	36,023
79,328		Marshall & Ilsley Corp	558,469
7,189		MB Financial, Inc	116,606
641		Merchants Bancshares, Inc	15,987
1,281	*	Meridian Interstate Bancorp, Inc	13,502
31,180	*	MGIC Investment Corp	287,791
602		Midsouth Bancorp, Inc	8,518

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

964		MidWestOne Financial Group, Inc	$14,132
4,732	*	Nara Bancorp, Inc	33,408
447		NASB Financial, Inc	7,398
945		National Bankshares, Inc	24,381
18,273		National Penn Bancshares, Inc	114,206
5,959		NBT Bancorp, Inc	131,515
65,239		New York Community Bancorp, Inc	1,060,133
17,184		NewAlliance Bancshares, Inc	216,862
3,079		Northfield Bancorp, Inc	33,315
18,111		Northwest Bancshares, Inc	202,662
1,978		OceanFirst Financial Corp	24,270
10,478	*	Ocwen Financial Corp	106,247
11,982		Old National Bancorp	125,811
1,600	*	OmniAmerican Bancorp, Inc	18,032
7,114		Oriental Financial Group, Inc	94,616
8,325		Oritani Financial Corp	83,084
651		Orrstown Financial Services, Inc	15,077
2,647		Pacific Continental Corp	23,955
4,339		PacWest Bancorp	82,701
2,024		Park National Corp	129,617
984		Peapack Gladstone Financial Corp	11,592
502		Penns Woods Bancorp, Inc	16,591
1,923	*	Pennsylvania Commerce Bancorp, Inc	19,980
1,601		Peoples Bancorp, Inc	19,804
55,857		People’s United Financial, Inc	731,168
4,700	*	Pinnacle Financial Partners, Inc	43,193
26,512	*	PMI Group, Inc	97,299
79,105		PNC Financial Services Group, Inc	4,106,341
153,774	*	Popular, Inc	445,945
7,573		PrivateBancorp, Inc	86,256
7,437		Prosperity Bancshares, Inc	241,479
8,275		Provident Financial Services, Inc	102,279
7,032		Provident New York Bancorp	58,998
22,046		Radian Group, Inc	172,400
188,952		Regions Financial Corp	1,373,681
3,065		Renasant Corp	46,619
1,611		Republic Bancorp, Inc (Class A)	34,040
1,039		Rockville Financial, Inc	11,938
2,561		Roma Financial Corp	26,967
3,800		S&T Bancorp, Inc	66,196
2,198		S.Y. Bancorp, Inc	54,554
3,365		Sandy Spring Bancorp, Inc	52,158
1,859		SCBT Financial Corp	57,982
1,188		Sierra Bancorp	14,672
6,433	*	Signature Bank	249,858
3,237		Simmons First National Corp (Class A)	91,510
1,926		Southside Bancshares, Inc	36,382
3,920		Southwest Bancorp, Inc	50,842
1,608		State Bancorp, Inc	14,440
2,717		StellarOne Corp	34,560
3,792		Sterling Bancorp	32,952
12,960		Sterling Bancshares, Inc	69,595

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,369		Suffolk Bancorp	$34,663
75,193		SunTrust Banks, Inc	1,942,235
18,630		Susquehanna Bancshares, Inc	157,237
6,325	*	SVB Financial Group	267,674
128,562		Synovus Financial Corp	316,263
1,388	*	Taylor Capital Group, Inc	15,920
21,846		TCF Financial Corp	353,687
2,926		Territorial Bancorp, Inc	49,245
4,897	*	Texas Capital Bancshares, Inc	84,571
13,975		TFS Financial Corp	128,430
4,383	*	The Bancorp, Inc	29,322
1,261		Tompkins Trustco, Inc	50,011
456		Tower Bancorp, Inc	9,243
3,266		TowneBank	48,859
1,517		Trico Bancshares	23,316
10,287		Trustco Bank Corp NY	57,196
9,986		Trustmark Corp	217,096
5,205		UMB Financial Corp	184,830
16,638		Umpqua Holdings Corp	188,675
4,373		Union Bankshares Corp	57,111
5,237		United Bankshares, Inc	130,349
12,645	*	United Community Banks, Inc	28,325
3,593		United Financial Bancorp, Inc	48,541
2,358		Univest Corp of Pennsylvania	41,171
289,312		US Bancorp	6,254,925
24,652		Valley National Bancorp	318,011
2,170		ViewPoint Financial Group	20,073
2,698	*	Virginia Commerce Bancorp	13,112
2,229		Washington Banking Co	30,894
17,221		Washington Federal, Inc	262,792
1,942		Washington Trust Bancorp, Inc	37,131
2,390	*	Waterstone Financial, Inc	9,536
9,324		Webster Financial Corp	163,729
734,008		Wells Fargo & Co	18,445,622
3,315		WesBanco, Inc	54,167
1,895	*	West Bancorporation, Inc	11,939
13,251	*	West Coast Bancorp	30,212
4,617		Westamerica Bancorporation	251,580
7,711	*	Western Alliance Bancorp	51,664
4,835		Westfield Financial, Inc	37,713
13,271		Whitney Holding Corp	108,424
13,085		Wilmington Trust Corp	117,503
1,913		Wilshire Bancorp, Inc	12,511
4,322		Wintrust Financial Corp	140,076
1,071		WSFS Financial Corp	40,173
26,070		Zions Bancorporation	556,855

		TOTAL BANKS	61,931,699

CAPITAL GOODS - 8.3%
2,446	*	3D Systems Corp	38,427
107,509		3M Co	9,322,105
3,729		A.O. Smith Corp	215,872

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,947	*	A123 Systems, Inc	$116,135
2,472		Aaon, Inc	58,141
5,576	*	AAR Corp	104,048
2,783		Aceto Corp	18,897
9,997		Actuant Corp (Class A)	229,531
6,262		Acuity Brands, Inc	277,031
10,147	*	Advanced Battery Technologies, Inc	36,428
14,441	*	Aecom Technology Corp	350,339
3,085	*	Aerovironment, Inc	68,641
14,434	*	AGCO Corp	563,070
7,264		Aircastle Ltd	61,599
699		Alamo Group, Inc	15,609
4,032		Albany International Corp (Class A)	76,285
4,976	*	Alliant Techsystems, Inc	375,190
3,779	*	Altra Holdings, Inc	55,665
1,410	*	American Railcar Industries, Inc	22,109
1,347		American Science & Engineering, Inc	99,207
7,019	*	American Superconductor Corp	218,291
1,400		American Woodmark Corp	24,822
1,304		Ameron International Corp	88,620
16,023		Ametek, Inc	765,419
1,129		Ampco-Pittsburgh Corp	28,022
3,509		Apogee Enterprises, Inc	32,107
18,965	*	Applied Energetics, Inc	21,241
6,231		Applied Industrial Technologies, Inc	190,669
2,460		Applied Signal Technology, Inc	61,205
954	*	Argan, Inc	8,920
2,833	*	Armstrong World Industries, Inc	117,598
15,095	*	ArvinMeritor, Inc	234,576
2,788	*	Astec Industries, Inc	79,542
1,755	*	Astronics Corp	30,625
1,818		AZZ, Inc	77,883
17,374	*	Babcock & Wilcox Co	369,719
2,686		Badger Meter, Inc	108,729
6,675		Baldor Electric Co	269,670
7,669		Barnes Group, Inc	134,898
14,253	*	BE Aerospace, Inc	432,008
6,708	*	Beacon Roofing Supply, Inc	97,736
6,507		Belden CDT, Inc	171,655
6,697	*	Blount International, Inc	85,253
4,910	*	Bluelinx Holdings, Inc	19,591
114,125		Boeing Co	7,593,878
7,394		Brady Corp (Class A)	215,683
6,952		Briggs & Stratton Corp	132,158
25,150	*	Broadwind Energy, Inc	47,031
11,308		Bucyrus International, Inc (Class A)	784,210
10,284	*	Builders FirstSource, Inc	23,448
2,272	*	CAI International, Inc	34,466
34,013	*	Capstone Turbine Corp	26,261
9,270		Carlisle Cos, Inc	277,637
1,450		Cascade Corp	46,110
94,840		Caterpillar, Inc	7,462,010

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,178	*	Ceradyne, Inc	$97,556
4,194	*	Chart Industries, Inc	85,390
15,190	*	Chicago Bridge & Iron Co NV (ADR)	371,396
2,328		CIRCOR International, Inc	73,565
7,690		Clarcor, Inc	297,065
3,535	*	CNH Global NV	129,522
3,253	*	Colfax Corp	48,372
2,703	*	Columbus McKinnon Corp	44,843
5,378		Comfort Systems USA, Inc	57,706
3,386	*	Commercial Vehicle Group, Inc	34,469
25,192		Cooper Industries plc	1,232,644
7,086		Crane Co	268,843
2,821		Cubic Corp	115,097
30,179		Cummins, Inc	2,733,614
7,336		Curtiss-Wright Corp	222,281
80,591		Danaher Corp	3,272,801
64,255		Deere & Co	4,483,713
4,139	*	DigitalGlobe, Inc	125,826
11,620		Donaldson Co, Inc	547,651
1,654		Douglas Dynamics, Inc	20,427
28,078		Dover Corp	1,465,952
1,267		Ducommun, Inc	27,595
1,235	*	DXP Enterprises, Inc	23,440
5,653	*	Dycom Industries, Inc	56,473
1,779		Dynamic Materials Corp	26,881
25,203		Eaton Corp	2,078,995
9,527	*	EMCOR Group, Inc	234,269
113,250		Emerson Electric Co	5,963,744
3,680		Encore Wire Corp	75,477
14,197	*	Ener1, Inc	52,245
9,284	*	Energy Recovery, Inc	33,330
7,473	*	EnerSys	186,601
2,790	*	EnPro Industries, Inc	87,271
3,619		ESCO Technologies, Inc	120,368
4,389	*	Esterline Technologies Corp	251,182
19,897		Fastenal Co	1,058,321
8,728		Federal Signal Corp	47,044
9,555	*	Flow International Corp	25,130
8,431		Flowserve Corp	922,520
26,875		Fluor Corp	1,331,119
13,086	*	Force Protection, Inc	65,953
3,447		Franklin Electric Co, Inc	114,303
1,928		Freightcar America, Inc	47,429
28,765	*	FuelCell Energy, Inc	35,381
5,584	*	Furmanite Corp	27,250
7,875		Gardner Denver, Inc	422,730
6,691		GATX Corp	196,180
11,146	*	GenCorp, Inc	54,838
2,644	*	Generac Holdings, Inc	36,064
7,446	*	General Cable Corp	201,936
51,967		General Dynamics Corp	3,264,047
1,609,961		General Electric Co	26,161,867

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,052	*	GeoEye, Inc	$123,545
6,454	*	Gibraltar Industries, Inc	57,957
2,090	*	Global Defense Technology & Systems, Inc	28,633
18,824		Goodrich Corp	1,387,894
2,031		Gorman-Rupp Co	55,974
9,274		Graco, Inc	294,264
17,220	*	GrafTech International Ltd	269,149
1,415		Graham Corp	21,961
4,880		Granite Construction, Inc	110,971
8,220		Great Lakes Dredge & Dock Corp	47,758
4,655	*	Greenbrier Cos, Inc	72,571
6,157	*	Griffon Corp	75,054
3,805	*	H&E Equipment Services, Inc	30,326
11,386		Harsco Corp	279,868
746	*	Hawk Corp	32,279
4,055		Heico Corp	185,070
1,591	*	Herley Industries, Inc	26,252
14,584	*	Hexcel Corp	259,449
2,464	*	Hoku Scientific, Inc	6,727
115,210		Honeywell International, Inc	5,062,327
2,360		Houston Wire & Cable Co	23,671
9,292		Hubbell, Inc (Class B)	471,569
12,211		IDEX Corp	433,613
3,695	*	II-VI, Inc	137,934
66,274		Illinois Tool Works, Inc	3,116,203
48,293		Ingersoll-Rand plc	1,724,543
6,477	*	Insituform Technologies, Inc (Class A)	156,614
2,184		Insteel Industries, Inc	19,612
4,656	*	Interline Brands, Inc	83,994
27,592		ITT Industries, Inc	1,292,133
18,863	*	Jacobs Engineering Group, Inc	729,998
3,951		John Bean Technologies Corp	63,651
15,869		Joy Global, Inc	1,115,908
1,378	*	Kadant, Inc	26,058
4,411		Kaman Corp	115,612
4,766		Kaydon Corp	164,904
24,148		KBR, Inc	595,007
11,663		Kennametal, Inc	360,737
2,253	*	Kratos Defense & Security Solutions, Inc	23,994
17,404		L-3 Communications Holdings, Inc	1,257,787
1,792	*	LaBarge, Inc	22,382
2,440	*	Ladish Co, Inc	75,957
427		Lawson Products, Inc	6,520
2,659	*	Layne Christensen Co	68,842
1,707	*	LB Foster Co (Class A)	49,401
7,145		Lennox International, Inc	297,875
6,394		Lincoln Electric Holdings, Inc	369,701
1,970		Lindsay Manufacturing Co	85,340
1,159	*	LMI Aerospace, Inc	18,451
46,847		Lockheed Martin Corp	3,339,254
2,512		LSI Industries, Inc	16,127
2,362	*	Lydall, Inc	17,384

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,065		Manitowoc Co, Inc	$255,097
53,959		Masco Corp	594,090
7,389	*	Mastec, Inc	76,254
1,685		Met-Pro Corp	17,002
1,222	*	Michael Baker Corp	40,277
2,799	*	Middleby Corp	177,429
1,233		Miller Industries, Inc	16,682
6,413	*	Moog, Inc (Class A)	227,726
6,557		MSC Industrial Direct Co (Class A)	354,340
5,630		Mueller Industries, Inc	149,139
31,915		Mueller Water Products, Inc (Class A)	96,383
2,652	*	MYR Group, Inc	43,466
809		Nacco Industries, Inc (Class A)	70,699
10,698	*	Navistar International Corp	466,861
2,720	*	NCI Building Systems, Inc	25,922
5,131		Nordson Corp	378,103
45,286		Northrop Grumman Corp	2,745,690
1,232	*	Northwest Pipe Co	21,560
9,245	*	Orbital Sciences Corp	141,449
3,971	*	Orion Marine Group, Inc	49,280
13,772	*	Oshkosh Truck Corp	378,730
16,751	*	Owens Corning, Inc	429,328
54,852		Paccar, Inc	2,641,124
17,581		Pall Corp	732,073
24,222		Parker Hannifin Corp	1,696,993
14,830		Pentair, Inc	498,733
4,860	*	Perini Corp	97,637
2,780	*	Pgt, Inc	6,338
1,814	*	Pike Electric Corp	13,206
1,779	*	PMFG, Inc	30,332
3,209	*	Polypore International, Inc	96,783
1,254	*	Powell Industries, Inc	39,024
2,764	*	PowerSecure International, Inc	25,595
21,376		Precision Castparts Corp	2,722,234
352		Preformed Line Products Co	12,274
2,780		Primoris Services Corp	18,181
5,396		Quanex Building Products Corp	93,189
32,383	*	Quanta Services, Inc	617,868
2,190		Raven Industries, Inc	82,979
57,299		Raytheon Co	2,619,137
3,598	*	RBC Bearings, Inc	122,260
5,781		Regal-Beloit Corp	339,287
3,824		Robbins & Myers, Inc	102,407
21,434		Rockwell Automation, Inc	1,323,120
24,099		Rockwell Collins, Inc	1,403,767
14,526		Roper Industries, Inc	946,805
6,783	*	RSC Holdings, Inc	50,601
4,701	*	Rush Enterprises, Inc (Class A)	72,113
15,108	*	SatCon Technology Corp	56,806
1,058	*	Sauer-Danfoss, Inc	22,525
66		Seaboard Corp	116,886
12,673	*	Shaw Group, Inc	425,306

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,398		Simpson Manufacturing Co, Inc	$139,160
8,693		Snap-On, Inc	404,311
15,953	*	Spirit Aerosystems Holdings, Inc (Class A)	317,943
7,723		SPX Corp	488,711
2,397		Standex International Corp	57,983
1,897	*	Sterling Construction Co, Inc	23,485
1,895		Sun Hydraulics Corp	53,420
2,384		TAL International Group, Inc	57,740
7,871	*	Taser International, Inc	30,539
3,029	*	Tecumseh Products Co (Class A)	34,743
5,640	*	Teledyne Technologies, Inc	224,585
2,539		Tennant Co	78,455
16,088	*	Terex Corp	368,737
1,142		Textainer Group Holdings Ltd	30,537
41,382		Textron, Inc	850,814
1,258	*	Thermadyne Holdings Corp	17,776
7,813	*	Thomas & Betts Corp	320,489
13,000		Timken Co	498,680
5,577		Titan International, Inc	75,680
1,730	*	Titan Machinery, Inc	28,199
5,262		Toro Co	295,882
7,417		TransDigm Group, Inc	460,225
3,421		Tredegar Corp	64,931
2,412	*	Trex Co, Inc	45,997
3,092	*	Trimas Corp	45,916
11,067		Trinity Industries, Inc	246,462
2,404		Triumph Group, Inc	179,314
1,434		Twin Disc, Inc	20,004
77,432		Tyco International Ltd	2,844,077
37	*	United Capital Corp	900
9,157	*	United Rentals, Inc	135,890
140,659		United Technologies Corp	10,019,141
2,593		Universal Forest Products, Inc	75,845
13,244	*	UQM Technologies, Inc	33,905
12,452	*	URS Corp	472,927
11,734	*	USG Corp	154,771
3,392		Valmont Industries, Inc	245,581
2,758		Vicor Corp	40,294
9,522		W.W. Grainger, Inc	1,134,166
12,005	*	Wabash National Corp	97,120
9,692	*	WABCO Holdings, Inc	406,482
4,376		Watsco, Inc	243,656
4,289		Watts Water Technologies, Inc (Class A)	146,040
6,058	*	WESCO International, Inc	238,019
7,337		Westinghouse Air Brake Technologies Corp	350,635
8,547		Woodward Governor Co	277,094
2,256	*,b	Xerium Technologies, Inc	29,734

		TOTAL CAPITAL GOODS	162,271,626

COMMERCIAL & PROFESSIONAL SERVICES - 1.0%
7,829		ABM Industries, Inc	169,028
4,474	*	Acacia Research (Acacia Technologies)	78,742

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,413	*	ACCO Brands Corp	$48,375
3,058		Administaff, Inc	82,352
2,245	*	Advisory Board Co	99,117
2,474		American Ecology Corp	39,584
5,308	*	American Reprographics Co	41,668
3,422	*	APAC Customer Services, Inc	19,369
2,608	*	ATC Technology Corp	64,522
16,604		Avery Dennison Corp	616,340
1,044		Barrett Business Services, Inc	15,858
6,157		Bowne & Co, Inc	69,759
7,583		Brink’s Co	174,409
3,487	*	Casella Waste Systems, Inc (Class A)	14,645
6,078	*	CBIZ, Inc	36,043
1,246		CDI Corp	16,098
7,593	*	Cenveo, Inc	38,193
19,969		Cintas Corp	550,146
3,550	*	Clean Harbors, Inc	240,513
1,380	*	Consolidated Graphics, Inc	57,201
10,999	*	Copart, Inc	362,637
5,323		Corporate Executive Board Co	167,994
17,250	*	Corrections Corp of America	425,730
3,326	*	CoStar Group, Inc	162,009
1,056		Courier Corp	15,016
19,946		Covanta Holding Corp	314,150
1,484	*	CRA International, Inc	26,786
7,246		Deluxe Corp	138,616
4,166	*	Dolan Media Co	47,367
7,930		Dun & Bradstreet Corp	587,930
16,459		EnergySolutions, Inc	82,789
2,771	*	EnerNOC, Inc	87,037
3,522		Ennis, Inc	63,009
19,036		Equifax, Inc	593,924
2,271	*	Exponent, Inc	76,283
1,588	*	Franklin Covey Co	12,625
7,252	*	FTI Consulting, Inc	251,572
2,934	*	Fuel Tech, Inc	18,396
2,807		G & K Services, Inc (Class A)	64,168
9,356	*	Geo Group, Inc	218,463
2,050	*	GP Strategies Corp	18,635
7,307		Healthcare Services Group	166,527
2,376		Heidrick & Struggles International, Inc	46,284
9,149		Herman Miller, Inc	180,052
1,500	*	Higher One Holdings, Inc	24,735
2,635	*	Hill International, Inc	11,805
6,441		HNI Corp	185,243
4,422	*	Hudson Highland Group, Inc	15,212
2,916	*	Huron Consulting Group, Inc	64,123
2,381	*	ICF International, Inc	59,692
7,318	*	IHS, Inc (Class A)	497,624
6,733	*	Innerworkings, Inc	44,236
7,501		Interface, Inc (Class A)	106,739
27,476		Iron Mountain, Inc	613,814

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,897	*	KAR Auction Services, Inc	$49,141
3,659	*	Kelly Services, Inc (Class A)	42,920
4,063	*	Kforce, Inc	55,744
7,420		Kimball International, Inc (Class B)	43,259
7,894		Knoll, Inc	122,436
6,766	*	Korn/Ferry International	111,910
3,593	*	LECG Corp	3,952
1,528	*	M&F Worldwide Corp	37,207
12,313		Manpower, Inc	642,740
3,521		McGrath RentCorp	84,328
11,328	*	Metalico, Inc	43,386
4,681		Mine Safety Appliances Co	126,855
1,750	*	Mistras Group, Inc	20,265
6,390	*	Mobile Mini, Inc	98,023
2,313		Multi-Color Corp	35,620
6,865	*	Navigant Consulting, Inc	79,840
5,639	*	On Assignment, Inc	29,605
31,609		Pitney Bowes, Inc	675,800
31,018		R.R. Donnelley & Sons Co	526,065
48,861		Republic Services, Inc	1,489,771
6,707		Resources Connection, Inc	92,288
22,564		Robert Half International, Inc	586,664
7,298		Rollins, Inc	170,627
2,124		Schawk, Inc (Class A)	39,209
2,432	*	School Specialty, Inc	31,640
7,717	*	Spherion Corp	46,379
2,221	*	Standard Parking Corp	37,979
1,542		Standard Register Co	4,503
13,693		Steelcase, Inc (Class A)	114,063
12,906	*	Stericycle, Inc	896,708
5,851	*	SYKES Enterprises, Inc	79,457
2,665	*	Team, Inc	45,865
8,724	*	Tetra Tech, Inc	182,942
6,591		Towers Watson & Co	324,145
5,988	*	TrueBlue, Inc	81,736
2,536		Unifirst Corp	111,964
3,623	*	United Stationers, Inc	193,867
15,527	*	Verisk Analytics, Inc	434,911
3,326		Viad Corp	64,325
2,181	*	Volt Information Sciences, Inc	15,703
612		VSE Corp	21,585
12,278	*	Waste Connections, Inc	486,945
73,348		Waste Management, Inc	2,621,457

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	19,227,013

CONSUMER DURABLES & APPAREL - 1.4%
6,389	*	American Apparel, Inc	7,858
5,558		American Greetings Corp (Class A)	103,323
4,122	*	Arctic Cat, Inc	42,251
11,669	*	Beazer Homes USA, Inc	48,193
694		Blyth, Inc	28,621
2,011	*	Brookfield Homes Corp	16,470

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,158		Brunswick Corp	$215,485
10,095		Callaway Golf Co	70,665
8,432	*	Carter’s, Inc	222,015
767	*	Cavco Industries, Inc	27,543
716		Cherokee, Inc	13,060
45,889		Coach, Inc	1,971,390
1,613		Columbia Sportswear Co	94,264
12,587	*	CROCS, Inc	163,757
1,272		CSS Industries, Inc	21,993
1,284	*	Culp, Inc	12,583
5,469	*	Deckers Outdoor Corp	273,231
792	*	Delta Apparel, Inc	11,880
41,903		DR Horton, Inc	465,961
37,968	*	Eastman Kodak Co	159,466
3,147		Ethan Allen Interiors, Inc	54,947
22,904		Fortune Brands, Inc	1,127,563
7,603	*	Fossil, Inc	408,965
10,025	*	Furniture Brands International, Inc	53,935
16,882		Garmin Ltd	512,369
2,958	*	G-III Apparel Group Ltd	92,822
14,367	*	Hanesbrands, Inc	371,531
10,454	*	Harman International Industries, Inc	349,268
19,625		Hasbro, Inc	873,509
4,112	*	Helen of Troy Ltd	103,992
3,311		Hooker Furniture Corp	38,507
9,541	*	Hovnanian Enterprises, Inc (Class A)	37,496
10,221	*	Iconix Brand Group, Inc	178,868
3,728	*	iRobot Corp	69,229
3,606	*	Jakks Pacific, Inc	63,610
13,401		Jarden Corp	417,173
16,148	*	Joe’s Jeans, Inc	34,072
618	*	Johnson Outdoors, Inc	7,923
12,238		Jones Apparel Group, Inc	240,354
12,905		KB Home	146,214
951	*	Kenneth Cole Productions, Inc (Class A)	15,853
3,617	*	K-Swiss, Inc (Class A)	46,117
697		Lacrosse Footwear, Inc	9,626
10,403	*	La-Z-Boy, Inc	87,801
6,096	*	Leapfrog Enterprises, Inc	33,406
22,264		Leggett & Platt, Inc	506,729
23,971		Lennar Corp (Class A)	368,674
2,263	*	Libbey, Inc	29,804
1,319	*	Lifetime Brands, Inc	19,917
18,415	*	Liz Claiborne, Inc	111,963
3,142	*	M/I Homes, Inc	32,583
3,109	*	Maidenform Brands, Inc	89,695
589	*	Marine Products Corp	3,616
54,837		Mattel, Inc	1,286,476
5,334		MDC Holdings, Inc	154,846
4,493	*	Meritage Homes Corp	88,153
8,421	*	Mohawk Industries, Inc	448,839
2,261	*	Movado Group, Inc	24,600

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

742		National Presto Industries, Inc	$79,001
41,842		Newell Rubbermaid, Inc	745,206
54,460		Nike, Inc (Class B)	4,364,423
920	*	NVR, Inc	595,728
1,956		Oxford Industries, Inc	46,514
1,266	*	Perry Ellis International, Inc	27,662
8,495		Phillips-Van Heusen Corp	511,059
4,393		Polaris Industries, Inc	285,984
8,417		Polo Ralph Lauren Corp (Class A)	756,352
7,002		Pool Corp	140,530
50,725	*	Pulte Homes, Inc	444,351
19,414	*	Quiksilver, Inc	75,909
3,065	*	RC2 Corp	64,212
1,185		RG Barry Corp	12,194
1,798	*	Russ Berrie & Co, Inc	15,463
5,939		Ryland Group, Inc	106,427
8,861	*	Sealy Corp	21,621
5,564	*	Skechers U.S.A., Inc (Class A)	130,698
709		Skyline Corp	14,364
7,308	*	Smith & Wesson Holding Corp	26,016
21,077	*	Standard-Pacific Corp	83,676
24,121		Stanley Works	1,478,134
773	*	Steinway Musical Instruments, Inc	13,311
3,409	*	Steven Madden Ltd	139,974
2,608		Sturm Ruger & Co, Inc	35,573
1,489	*	Summer Infant, Inc	11,644
11,079	*	Tempur-Pedic International, Inc	343,449
6,175	*	Timberland Co (Class A)	122,327
22,200	*	Toll Brothers, Inc	422,244
3,757	*	True Religion Apparel, Inc	80,174
9,499		Tupperware Corp	434,674
5,244	*	Under Armour, Inc (Class A)	236,190
9,107	*	Unifi, Inc	41,073
2,710	*	Universal Electronics, Inc	56,504
13,245		VF Corp	1,073,109
2,567	*	Volcom, Inc	49,081
6,681	*	Warnaco Group, Inc	341,600
1,327		Weyco Group, Inc	32,140
11,269		Whirlpool Corp	912,337
7,161		Wolverine World Wide, Inc	207,741

		TOTAL CONSUMER DURABLES & APPAREL	27,089,723

CONSUMER SERVICES - 2.2%
3,182	*	AFC Enterprises	39,457
2,077		Ambassadors Group, Inc	23,553
2,642	*	American Public Education, Inc	86,816
3,508		Ameristar Casinos, Inc	61,215
19,467	*	Apollo Group, Inc (Class A)	999,631
7,720	*	Bally Technologies, Inc	269,814
3,574	*	BJ’s Restaurants, Inc	100,644
12,030	*	Bluegreen Corp	33,564
4,398		Bob Evans Farms, Inc	123,452

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,576	*	Boyd Gaming Corp	$83,926
4,098	*	Bridgepoint Education, Inc	63,355
14,499		Brinker International, Inc	273,451
2,615	*	Buffalo Wild Wings, Inc	125,232
13,811		Burger King Holdings, Inc	329,807
2,880	*	California Pizza Kitchen, Inc	49,133
2,258	*	Cambium Learning Group, Inc	7,226
2,433	*	Capella Education Co	188,849
9,246	*	Career Education Corp	198,512
1,079	*	Caribou Coffee Co, Inc	11,222
65,765		Carnival Corp	2,512,881
1,372	*	Carrols Restaurant Group, Inc	7,272
3,633		CBRL Group, Inc	184,411
3,172	*	CEC Entertainment, Inc	108,895
9,085	*	Cheesecake Factory	240,480
4,736	*	Chipotle Mexican Grill, Inc (Class A)	814,592
4,074		Choice Hotels International, Inc	148,538
1,530		Churchill Downs, Inc	54,652
4,602	*	Coinstar, Inc	197,840
15,434	*	Corinthian Colleges, Inc	108,347
1,091		CPI Corp	28,235
21,144		Darden Restaurants, Inc	904,540
16,901	*	Denny’s Corp	52,562
9,477		DeVry, Inc	466,363
3,364	*	DineEquity, Inc	151,313
5,279	*	Domino’s Pizza, Inc	69,788
8,419	*	Education Management Corp	123,591
640	*	Einstein Noah Restaurant Group, Inc	6,784
5,790	*	Gaylord Entertainment Co	176,595
4,394	*	Grand Canyon Education, Inc	96,360
49,773		H&R Block, Inc	644,560
10,037		Hillenbrand, Inc	215,896
6,248	*	Hyatt Hotels Corp	233,613
44,844		International Game Technology	647,996
5,171		International Speedway Corp (Class A)	126,172
5,414	*	Interval Leisure Group, Inc	72,927
2,570	*	Isle of Capri Casinos, Inc	18,401
4,988	*	ITT Educational Services, Inc	350,507
9,010	*	Jack in the Box, Inc	193,174
18,383	*	Jamba, Inc	40,259
4,087	*	K12, Inc	118,646
9,992	*	Krispy Kreme Doughnuts, Inc	45,763
1,385	*	Landry’s Restaurants, Inc	33,919
47,366	*	Las Vegas Sands Corp	1,650,705
960		Learning Tree International, Inc	9,715
5,772	*	Life Time Fitness, Inc	227,821
3,994	*	Lincoln Educational Services Corp	57,554
1,501		Mac-Gray Corp	18,207
2,839		Marcus Corp	33,642
40,823		Marriott International, Inc (Class A)	1,462,688
5,079		Matthews International Corp (Class A)	179,593
4,984	*	McCormick & Schmick’s Seafood Restaurants, Inc	38,776

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

162,125		McDonald’s Corp	$12,079,933
41,832	*	MGM Mirage	471,865
1,611	*	Monarch Casino & Resort, Inc	18,059
6,068	*	Morgans Hotel Group Co	44,418
3,462	*	Multimedia Games, Inc	12,809
1,032		National American University Holdings, Inc	6,935
5,024	*	O’Charleys, Inc	36,123
15,568	*	Orient-Express Hotels Ltd (Class A)	173,583
4,611	*	Panera Bread Co (Class A)	408,581
3,238	*	Papa John’s International, Inc	85,418
1,900	*	Peet’s Coffee & Tea, Inc	65,037
9,576	*	Penn National Gaming, Inc	283,545
3,275		PF Chang’s China Bistro, Inc	151,305
10,988	*	Pinnacle Entertainment, Inc	122,516
1,159	*	Pre-Paid Legal Services, Inc	72,426
1,835	*	Princeton Review, Inc	3,743
2,712	*	Red Lion Hotels Corp	20,177
1,938	*	Red Robin Gourmet Burgers, Inc	38,004
8,102		Regis Corp	154,991
19,535	*	Royal Caribbean Cruises Ltd	615,939
11,730	*	Ruby Tuesday, Inc	139,235
6,345	*	Ruth’s Chris Steak House, Inc	25,443
10,159	*	Scientific Games Corp (Class A)	98,542
38,301		Service Corp International	330,155
7,381	*	Shuffle Master, Inc	62,074
8,608	*	Sonic Corp	69,553
9,438		Sotheby’s (Class A)	347,507
2,017		Speedway Motorsports, Inc	31,627
112,027		Starbucks Corp	2,865,650
28,506		Starwood Hotels & Resorts Worldwide, Inc	1,497,990
202	*	Steak N Shake Co	66,387
2,036	*	Steiner Leisure Ltd	77,572
11,557		Stewart Enterprises, Inc (Class A)	62,292
2,082		Strayer Education, Inc	363,309
7,450	*	Texas Roadhouse, Inc (Class A)	104,747
2,873		Universal Technical Institute, Inc	56,167
5,451	*	Vail Resorts, Inc	204,522
5,581		Weight Watchers International, Inc	174,071
46,398		Wendy’s/Arby’s Group, Inc (Class A)	210,183
8,465	*	WMS Industries, Inc	322,263
27,097		Wyndham Worldwide Corp	744,355
11,348		Wynn Resorts Ltd	984,666
70,295		Yum! Brands, Inc	3,237,787

		TOTAL CONSUMER SERVICES	42,884,936

DIVERSIFIED FINANCIALS - 7.2%
6,404		Advance America Cash Advance Centers, Inc	25,808
7,683	*	Affiliated Managers Group, Inc	599,351
52,875	*	American Capital Ltd	307,204
157,710		American Express Co	6,628,552
9,638	*	AmeriCredit Corp	235,745
38,726		Ameriprise Financial, Inc	1,832,902

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

27,372		Apollo Investment Corp	$280,016
28,810		Ares Capital Corp	450,877
3,919		Artio Global Investors, Inc	59,961
1,920	*	Asset Acceptance Capital Corp	10,310
1,559		Asta Funding, Inc	11,895
1,510,476		Bank of America Corp	19,802,340
183,361		Bank of New York Mellon Corp	4,791,222
8,068		BGC Partners, Inc (Class A)	48,166
9,822		BlackRock Kelso Capital Corp	112,953
5,214		BlackRock, Inc	887,684
22,141	*	Broadpoint Securities Group, Inc	35,647
3,296		Calamos Asset Management, Inc (Class A)	37,904
68,660		Capital One Financial Corp	2,715,503
409		Capital Southwest Corp	37,137
3,823	*	Cardtronics, Inc	58,989
4,707		Cash America International, Inc	164,745
2,000		CBOE Holdings, Inc	40,080
148,818		Charles Schwab Corp	2,068,570
3,184,140	*	Citigroup, Inc	12,418,146
9,977		CME Group, Inc	2,598,510
2,438		Cohen & Steers, Inc	52,905
4,565		Compass Diversified Trust	73,770
2,507		CompuCredit Corp	12,084
5,125	*	Cowen Group, Inc	16,861
1,125	*	Credit Acceptance Corp	68,130
230		Diamond Hill Investment Group, Inc	16,790
81,777		Discover Financial Services	1,364,040
4,036	*	Dollar Financial Corp	84,231
3,900		Duff & Phelps Corp	52,533
33,087	*	E*Trade Financial Corp	481,085
17,739		Eaton Vance Corp	515,141
1,679	*	Encore Capital Group, Inc	30,256
1,720		Epoch Holding Corp	22,154
2,074		Evercore Partners, Inc (Class A)	59,337
6,408	*	Ezcorp, Inc (Class A)	128,416
7,188	*	FBR Capital Markets Corp	22,570
13,776		Federated Investors, Inc (Class B)	313,542
7,863		Fifth Street Finance Corp	87,594
1,794	*	Financial Engines, Inc	23,824
4,125	*	First Cash Financial Services, Inc	114,469
11,052	*	First Marblehead Corp	25,862
22,596		Franklin Resources, Inc	2,415,512
941		Friedman Billings Ramsey Group, Inc (Class A)	21,935
974		GAMCO Investors, Inc (Class A)	37,528
9,708		GFI Group, Inc	45,045
2,552		Gladstone Capital Corp	28,761
2,486		Gladstone Investment Corp	16,656
19,739	*	GLG Partners, Inc	88,826
77,678		Goldman Sachs Group, Inc	11,230,684
1,077		Golub Capital BDC, Inc	16,478
700	*	Green Dot Corp	33,936
4,429		Greenhill & Co, Inc	351,308

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,695	*	Harris & Harris Group, Inc	$11,508
4,866		Hercules Technology Growth Capital, Inc	49,195
2,645	*	HFF, Inc (Class A)	24,546
5,588	*	Interactive Brokers Group, Inc (Class A)	96,169
11,118	*	IntercontinentalExchange, Inc	1,164,277
2,126	*	International Assets Holding Corp	38,481
70,395		Invesco Ltd	1,494,486
6,512	*	Investment Technology Group, Inc	92,601
240,342		iShares Russell 3000 Index Fund	16,211,067
28,255		Janus Capital Group, Inc	309,392
17,531		Jefferies Group, Inc	397,778
1,865		JMP Group, Inc	11,377
600,193		JPMorgan Chase & Co	22,849,347
1,025		Kayne Anderson Energy Development Co	16,451
4,820		KBW, Inc	123,392
13,652	*	Knight Capital Group, Inc (Class A)	169,148
7,100	*	LaBranche & Co, Inc	27,690
13,438	*	Ladenburg Thalmann Financial Services, Inc	13,707
13,826		Lazard Ltd (Class A)	485,016
23,609		Legg Mason, Inc	715,589
29,304	*	Leucadia National Corp	692,160
850		Life Partners Holdings, Inc	16,176
1,727		Main Street Capital Corp	27,442
4,368		MarketAxess Holdings, Inc	74,169
1,195	*	Marlin Business Services Corp	14,340
9,246		MCG Capital Corp	53,997
1,650		Medallion Financial Corp	12,854
16,268	*	MF Global Holdings Ltd	117,130
30,863		Moody’s Corp	770,958
211,125		Morgan Stanley	5,210,564
16,553	*	MSCI, Inc (Class A)	549,725
2,942		MVC Capital, Inc	38,158
20,348	*	Nasdaq Stock Market, Inc	395,362
3,846		Nelnet, Inc (Class A)	87,996
4,005	*	NewStar Financial, Inc	29,677
2,537		NGP Capital Resources Co	22,985
36,881		Northern Trust Corp	1,779,139
39,246		NYSE Euronext	1,121,258
1,322		Oppenheimer Holdings, Inc	36,950
5,837	*	optionsXpress Holdings, Inc	89,656
5,360		PennantPark Investment Corp	56,870
7,002	*	Penson Worldwide, Inc	34,800
8,425	*	PHH Corp	177,431
3,101	*	Pico Holdings, Inc	92,596
2,547	*	Piper Jaffray Cos	74,194
2,442	*	Portfolio Recovery Associates, Inc	157,875
3,955	*	Primus Guaranty Ltd	18,035
9,042		Prospect Capital Corp	87,798
2,515		Pzena Investment Management, Inc (Class A)	17,278
14,920		Raymond James Financial, Inc	377,924
6,425	*	Rodman & Renshaw Capital Group, Inc	13,814
3,932	*	Safeguard Scientifics, Inc	49,268

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,006		Sanders Morris Harris Group, Inc	$17,014
22,489		SEI Investments Co	457,426
73,043	*	SLM Corp	843,647
700		Solar Capital Ltd	15,015
18,000		SPDR Trust Series 1	2,054,160
75,457		State Street Corp	2,841,710
5,165	*	Stifel Financial Corp	239,088
533		Student Loan Corp	15,830
4,254		SWS Group, Inc	30,501
39,530		T Rowe Price Group, Inc	1,979,069
35,246	*	TD Ameritrade Holding Corp	569,223
1,217		THL Credit, Inc	14,336
3,694		TICC Capital Corp	38,233
5,667	*	TradeStation Group, Inc	37,289
1,646		Triangle Capital Corp	26,303
1,018	*	Virtus Investment Partners, Inc	30,805
12,549		Waddell & Reed Financial, Inc (Class A)	343,341
637		Westwood Holdings Group, Inc	21,550
2,324	*	World Acceptance Corp	102,628

		TOTAL DIVERSIFIED FINANCIALS	140,389,444

ENERGY - 10.1%
9,428	*	Abraxas Petroleum Corp	26,776
5,374	*	Allis-Chalmers Energy, Inc	22,410
1,357		Alon USA Energy, Inc	7,328
18,220	*	Alpha Natural Resources, Inc	749,753
7,001	*	American Oil & Gas, Inc	56,708
74,515		Anadarko Petroleum Corp	4,251,081
55,060		Apache Corp	5,382,666
1,431		APCO Argentina, Inc	49,527
2,354	*	Approach Resources, Inc	26,318
24,458		Arch Coal, Inc	653,273
11,769	*	Atlas America, Inc	337,064
6,620	*	ATP Oil & Gas Corp	90,363
8,788	*	Atwood Oceanics, Inc	267,595
64,539		Baker Hughes, Inc	2,749,362
3,216	*	Basic Energy Services, Inc	27,400
7,296		Berry Petroleum Co (Class A)	231,502
6,664	*	Bill Barrett Corp	239,904
13,957	*	BPZ Energy, Inc	53,455
16,794	*	Brigham Exploration Co	314,888
5,624	*	Bristow Group, Inc	202,914
15,633		Cabot Oil & Gas Corp	470,710
17,279	*	Cal Dive International, Inc	94,516
4,163	*	Callon Petroleum Co	20,607
36,740	*	Cameron International Corp	1,578,350
3,053		CARBO Ceramics, Inc	247,293
4,595	*	Carrizo Oil & Gas, Inc	110,004
11,454	*	Cheniere Energy, Inc	28,864
97,932		Chesapeake Energy Corp	2,218,160
302,920		Chevron Corp	24,551,665
12,617		Cimarex Energy Co	834,993

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

814	*	Clayton Williams Energy, Inc	$41,180
5,698	*	Clean Energy Fuels Corp	80,969
4,443	*	Cloud Peak Energy, Inc	81,085
10,166	*	Cobalt International Energy, Inc	97,085
11,932	*	Complete Production Services, Inc	244,009
6,531	*	Comstock Resources, Inc	146,882
13,761	*	Concho Resources, Inc	910,565
224,467		ConocoPhillips	12,891,139
33,949		Consol Energy, Inc	1,254,755
1,776	*	Contango Oil & Gas Co	89,084
4,444	*	Continental Resources, Inc	206,024
6,724		Core Laboratories NV	591,981
8,684	*	Crosstex Energy, Inc	68,604
4,171	*	CVR Energy, Inc	34,411
1,349	*	Dawson Geophysical Co	35,951
874		Delek US Holdings, Inc	6,258
26,816	*	Delta Petroleum Corp	21,093
60,047	*	Denbury Resources, Inc	954,147
67,615		Devon Energy Corp	4,377,395
6,710		DHT Maritime, Inc	27,712
10,493		Diamond Offshore Drilling, Inc	711,111
12,844	*	Dresser-Rand Group, Inc	473,815
5,104	*	Dril-Quip, Inc	317,009
105,842		El Paso Corp	1,310,324
21,521	*	Endeavour International Corp	27,762
4,018	*	Energy Partners Ltd	48,256
9,020	*	Energy XXI Bermuda Ltd	208,452
38,077		EOG Resources, Inc	3,540,019
22,333		Equitable Resources, Inc	805,328
2,142	*	Evolution Petroleum Corp	12,873
22,084		EXCO Resources, Inc	328,389
8,917	*	Exterran Holdings, Inc	202,505
768,608		Exxon Mobil Corp	47,492,287
18,669	*	FMC Technologies, Inc	1,274,906
16,902	*	Forest Oil Corp	501,989
14,480		Frontier Oil Corp	194,032
7,113		Frontline Ltd	202,223
7,649	*	FX Energy, Inc	31,667
6,094	*	Gastar Exploration Ltd	24,498
11,536		General Maritime Corp	56,642
1,428	*	Georesources, Inc	22,705
981	*	Global Geophysical Services, Inc	7,151
14,741	*	Global Industries Ltd	80,633
9,032	*	GMX Resources, Inc	43,896
4,583		Golar LNG Ltd	57,379
5,390	*	Goodrich Petroleum Corp	78,532
4,821	*	Green Plains Renewable Energy, Inc	58,382
1,528		Gulf Island Fabrication, Inc	27,810
3,452	*	Gulfmark Offshore, Inc	106,045
4,256	*	Gulfport Energy Corp	58,903
137,422		Halliburton Co	4,544,540
4,912	*	Harvest Natural Resources, Inc	51,183

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,745	*	Helix Energy Solutions Group, Inc	$164,259
14,457		Helmerich & Payne, Inc	584,930
18,233	*	Hercules Offshore, Inc	48,317
43,847		Hess Corp	2,592,235
7,231		Holly Corp	207,891
3,451	*	Hornbeck Offshore Services, Inc	67,260
2,589		Houston American Energy Corp	25,890
23,143	*	International Coal Group, Inc	123,121
18,687	*	ION Geophysical Corp	96,051
139	*	Isramco, Inc	8,368
3,981	*	James River Coal Co	69,787
17,668	*	Key Energy Services, Inc	168,023
2,429		Knightsbridge Tankers Ltd	45,908
25,477	*	Kodiak Oil & Gas Corp	86,367
2,251	*	L&L Energy, Inc	18,053
4,208		Lufkin Industries, Inc	184,731
13,082	*	Magnum Hunter Resources Corp	54,159
106,690		Marathon Oil Corp	3,531,439
15,585	*	Mariner Energy, Inc	377,625
15,504		Massey Energy Co	480,934
3,319	*	Matrix Service Co	29,041
34,758	*	McDermott International, Inc	513,723
11,731	*	McMoRan Exploration Co	201,891
6,894	*	Miller Petroleum, Inc	37,159
28,790		Murphy Oil Corp	1,782,677
42,918	*	Nabors Industries Ltd	775,099
63,021		National Oilwell Varco, Inc	2,802,545
1,429	*	Natural Gas Services Group, Inc	21,106
20,065	*	Newfield Exploration Co	1,152,534
12,213	*	Newpark Resources, Inc	102,589
26,588		Noble Energy, Inc	1,996,493
7,478		Nordic American Tanker Shipping	200,111
6,371	*	Northern Oil And Gas, Inc	107,925
7,300	*	Oasis Petroleum, Inc	141,401
122,433		Occidental Petroleum Corp	9,586,503
8,295	*	Oceaneering International, Inc	446,769
7,544	*	Oil States International, Inc	351,173
3,688		Overseas Shipholding Group, Inc	126,572
561	*	OYO Geospace Corp	32,471
15,686	*	Pacific Asia Petroleum, Inc	50,038
879		Panhandle Oil and Gas, Inc (Class A)	21,703
17,355	*	Parker Drilling Co	75,494
13,580	*	Patriot Coal Corp	154,948
23,147		Patterson-UTI Energy, Inc	395,351
40,436		Peabody Energy Corp	1,981,768
6,726		Penn Virginia Corp	107,885
45,462	*	PetroHawk Energy Corp	733,757
2,940	*	Petroleum Development Corp	81,144
8,718	*	Petroquest Energy, Inc	53,093
2,254	*	PHI, Inc	36,470
6,569	*	Pioneer Drilling Co	41,910
17,438		Pioneer Natural Resources Co	1,133,993

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

21,031	*	Plains Exploration & Production Co	$560,897
26,415	*	Pride International, Inc	777,393
26,319		Questar Market Resources, Inc	793,255
16,860	*	Quicksilver Resources, Inc	212,436
7,885	*	RAM Energy Resources, Inc	12,301
23,994		Range Resources Corp	914,891
30,612	*	Rentech, Inc	30,183
5,404	*	Resolute Energy Corp	59,768
5,188	*	Rex Energy Corp	66,406
995	*	Rex Stores Corp	14,418
7,148	*	Rosetta Resources, Inc	167,907
17,211	*	Rowan Cos, Inc	522,526
3,704		RPC, Inc	78,377
55,115	*	SandRidge Energy, Inc	313,053
206,027		Schlumberger Ltd	12,693,324
1,828	*	Scorpio Tankers, Inc	20,638
3,192	*	SEACOR Holdings, Inc	271,831
2,063	*	Seahawk Drilling, Inc	17,453
6,243		Ship Finance International Ltd	121,301
18,731		Southern Union Co	450,668
52,073	*	Southwestern Energy Co	1,741,321
97,420		Spectra Energy Corp	2,196,821
9,543		St. Mary Land & Exploration Co	357,481
6,116	*	Stone Energy Corp	90,089
18,145		Sunoco, Inc	662,293
11,915	*	Superior Energy Services	318,011
5,539	*	Swift Energy Co	155,535
10,677	*	Syntroleum Corp	19,966
1,913	*	T-3 Energy Services, Inc	50,025
5,764		Teekay Corp	154,072
4,054		Teekay Tankers Ltd (Class A)	52,743
4,273	*	Tesco Corp	51,404
21,307		Tesoro Corp	284,662
10,698	*	Tetra Technologies, Inc	109,120
7,940		Tidewater, Inc	355,791
20,713	*	TransAtlantic Petroleum Ltd	61,310
22,885	*	Ultra Petroleum Corp	960,712
1,437	*	Union Drilling, Inc	6,438
6,429	*	Unit Corp	239,737
9,750	*	Uranium Energy Corp	31,980
17,085	*	USEC, Inc	88,671
8,878		Vaalco Energy, Inc	50,960
85,075		Valero Energy Corp	1,489,663
12,910	*	Vantage Drilling Co	20,656
2,583	*	Venoco, Inc	50,704
4,726		W&T Offshore, Inc	50,096
13,013	*	Warren Resources, Inc	51,662
111,373	*	Weatherford International Ltd	1,904,478
7,109	*	Western Refining, Inc	37,251
8,770	*	Whiting Petroleum Corp	837,623
6,035	*	Willbros Group, Inc	55,341
87,868		Williams Cos, Inc	1,679,157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,463		World Fuel Services Corp	$220,123

		TOTAL ENERGY	197,702,630

FOOD & STAPLES RETAILING - 2.1%
2,506		Andersons, Inc	94,977
159		Arden Group, Inc (Class A)	13,118
8,201	*	BJ’s Wholesale Club, Inc	340,342
5,734		Casey’s General Stores, Inc	239,395
66,629		Costco Wholesale Corp	4,296,904
204,646		CVS Corp	6,440,209
4,811	*	Great Atlantic & Pacific Tea Co, Inc	19,052
1,511		Ingles Markets, Inc (Class A)	25,098
98,162		Kroger Co	2,126,189
1,907		Nash Finch Co	81,124
3,132	*	Pantry, Inc	75,513
2,483		Pricesmart, Inc	72,330
83,866	*	Rite Aid Corp	79,086
7,036		Ruddick Corp	244,008
59,700		Safeway, Inc	1,263,252
3,602		Spartan Stores, Inc	52,229
31,938		Supervalu, Inc	368,245
974	*	Susser Holdings Corp	13,636
88,942		Sysco Corp	2,536,626
6,491	*	United Natural Foods, Inc	215,112
842		Village Super Market (Class A)	23,525
148,010		Walgreen Co	4,958,334
307,776		Wal-Mart Stores, Inc	16,472,171
1,657		Weis Markets, Inc	64,838
21,033	*	Whole Foods Market, Inc	780,535
7,216	*	Winn-Dixie Stores, Inc	51,450

		TOTAL FOOD & STAPLES RETAILING	40,947,298

FOOD, BEVERAGE & TOBACCO - 5.2%
445		Alico, Inc	10,342
11,613	*	Alliance One International, Inc	48,194
313,151		Altria Group, Inc	7,521,887
96,697		Archer Daniels Midland Co	3,086,568
6,820		B&G Foods, Inc (Class A)	74,474
1,530	*	Boston Beer Co, Inc (Class A)	102,311
15,934		Brown-Forman Corp (Class B)	982,172
21,679		Bunge Ltd	1,282,530
1,190		Calavo Growers, Inc	25,799
1,890	b	Cal-Maine Foods, Inc	54,772
28,352		Campbell Soup Co	1,013,584
10,613	*	Central European Distribution Corp	236,882
6,012	*	Chiquita Brands International, Inc	79,599
572		Coca-Cola Bottling Co Consolidated	30,276
317,650		Coca-Cola Co	18,588,878
47,942		Coca-Cola Enterprises, Inc	1,486,202
67,001		ConAgra Foods, Inc	1,470,002
27,595	*	Constellation Brands, Inc (Class A)	488,156
11,315		Corn Products International, Inc	424,313

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,759	*	Darling International, Inc	$91,667
25,824	*	Dean Foods Co	263,663
29,865		Del Monte Foods Co	391,530
3,570		Diamond Foods, Inc	146,334
5,085	*	Dole Food Co, Inc	46,528
36,955		Dr Pepper Snapple Group, Inc	1,312,642
797		Farmer Bros Co	12,752
11,752		Flowers Foods, Inc	291,920
6,525	*	Fresh Del Monte Produce, Inc	141,593
99,787		General Mills, Inc	3,646,216
16,622	*	Green Mountain Coffee Roasters, Inc	518,440
406		Griffin Land & Nurseries, Inc (Class A)	10,735
47,555		H.J. Heinz Co	2,252,680
5,594	*	Hain Celestial Group, Inc	134,144
10,133	*	Hansen Natural Corp	472,400
1,197	*	Harbinger Group, Inc	6,643
10,971	*	Heckmann Corp	42,787
23,131		Hershey Co	1,100,804
10,403		Hormel Foods Corp	463,974
1,197		Imperial Sugar Co	15,657
2,597		J&J Snack Foods Corp	108,892
17,908		J.M. Smucker Co	1,083,971
1,086	*	John B. Sanfilippo & Son, Inc	14,335
38,751		Kellogg Co	1,957,313
241,167		Kraft Foods, Inc (Class A)	7,442,413
2,915		Lancaster Colony Corp	138,463
4,091		Lance, Inc	87,138
1,183		Limoneira Co	23,826
23,290		Lorillard, Inc	1,870,420
20,535		McCormick & Co, Inc	863,291
30,752		Mead Johnson Nutrition Co	1,750,096
1,659		Mgp Ingredients, Inc	13,023
19,819		Molson Coors Brewing Co (Class B)	935,853
2,418		National Beverage Corp	33,852
243,189		PepsiCo, Inc	16,157,477
279,208		Philip Morris International, Inc	15,641,231
6,880	*	Pilgrim’s Pride Corp	38,666
8,510	*	Ralcorp Holdings, Inc	497,665
25,240		Reynolds American, Inc	1,499,004
3,692		Sanderson Farms, Inc	159,827
99,470		Sara Lee Corp	1,335,882
1,580	*	Seneca Foods Corp	41,380
8,675	*	Smart Balance, Inc	33,659
19,832	*	Smithfield Foods, Inc	333,773
16,938	*	Star Scientific, Inc	35,570
4,702	*	Synutra International, Inc	54,308
3,695		Tootsie Roll Industries, Inc	91,932
5,405	*	TreeHouse Foods, Inc	249,171
44,912		Tyson Foods, Inc (Class A)	719,490
3,973		Universal Corp	159,278
7,370		Vector Group Ltd	137,818

		TOTAL FOOD, BEVERAGE & TOBACCO	101,879,067

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
3,354	*	Abaxis, Inc	$77,477
5,238	*	Abiomed, Inc	55,575
1,678	*	Accretive Health, Inc	18,173
7,125	*	Accuray, Inc	44,318
63,902		Aetna, Inc	2,019,942
1,909	*	AGA Medical Holdings, Inc	26,650
1,581	*	Air Methods Corp	65,738
10,591		Alcon, Inc	1,766,473
8,264	*	Align Technology, Inc	161,809
894	*	Alimera Sciences, Inc	8,556
3,355	*	Alliance Imaging, Inc	15,366
5,849	*	Allied Healthcare International, Inc	14,623
20,151	*	Allscripts Healthcare Solutions, Inc	372,189
1,314	*	Almost Family, Inc	38,934
16,596	*	Alphatec Holdings, Inc	35,349
3,994	*	Amedisys, Inc	95,057
1,085		America Service Group, Inc	16,145
1,755	*	American Dental Partners, Inc	21,165
11,671	*	American Medical Systems Holdings, Inc	228,518
7,979	*	AMERIGROUP Corp	338,868
42,493		AmerisourceBergen Corp	1,302,835
4,810	*	AMN Healthcare Services, Inc	24,723
5,090	*	Amsurg Corp	88,973
2,378		Analogic Corp	106,725
3,787	*	Angiodynamics, Inc	57,714
9,912	*	Antares Pharma, Inc	14,372
3,814	*	Arthrocare Corp	103,665
1,286	*	Assisted Living Concepts, Inc (A Shares)	39,146
4,866	*	athenahealth, Inc	160,675
235		Atrion Corp	37,015
14,626		Bard (C.R.), Inc	1,190,995
90,254		Baxter International, Inc	4,306,019
10,883		Beckman Coulter, Inc	530,982
35,434		Becton Dickinson & Co	2,625,659
4,560	*	Bio-Reference Labs, Inc	95,122
5,643	*	BioScrip, Inc	29,118
228,098	*	Boston Scientific Corp	1,398,241
12,039	*	Brookdale Senior Living, Inc	196,356
1,772		Cantel Medical Corp	28,706
2,148	*	Capital Senior Living Corp	11,449
54,455		Cardinal Health, Inc	1,799,193
3,469	*	CardioNet, Inc	15,645
27,174	*	CareFusion Corp	675,002
5,961	*	Catalyst Health Solutions, Inc	209,887
7,092	*	Centene Corp	167,300
10,419	*	Cerner Corp	875,092
5,273	*	Cerus Corp	20,248
3,720		Chemed Corp	211,928
1,783	*	Chindex International, Inc	26,941
41,604		Cigna Corp	1,488,591

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,734	*	Clarient, Inc	$26,141
13,934	*	Community Health Systems, Inc	431,536
1,870		Computer Programs & Systems, Inc	79,606
4,075	*	Conceptus, Inc	56,031
4,127	*	Conmed Corp	92,486
3,983	*	Continucare Corp	16,729
7,025		Cooper Cos, Inc	324,696
1,044	*	Corvel Corp	44,318
22,243	*	Coventry Health Care, Inc	478,892
75,375		Covidien plc	3,029,322
4,302	*	Cross Country Healthcare, Inc	30,931
4,851	*	CryoLife, Inc	29,446
1,698	*	Cutera, Inc	13,754
3,736	*	Cyberonics, Inc	99,676
854	*	Cynosure, Inc (Class A)	8,719
16,022	*	DaVita, Inc	1,105,999
5,866	*	Delcath Systems, Inc	42,353
22,286		Dentsply International, Inc	712,483
8,097	*	DexCom, Inc	107,042
1,317	*	DynaVox, Inc	10,694
17,033	*	Edwards Lifesciences Corp	1,142,063
3,127	*	Electro-Optical Sciences, Inc	20,388
3,909	*	Emdeon, Inc	47,612
4,783	*	Emergency Medical Services Corp (Class A)	254,695
2,401	*	Emeritus Corp	40,961
5,762	*	Endologix, Inc	26,275
2,710		Ensign Group, Inc	48,645
789	*	Exactech, Inc	12,876
82,400	*	Express Scripts, Inc	4,012,880
4,392	*	Five Star Quality Care, Inc	22,180
2,854	*	Genoptix, Inc	40,527
7,738	*	Gen-Probe, Inc	374,983
5,052	*	Gentiva Health Services, Inc	110,386
3,542	*	Greatbatch, Inc	82,139
4,000	*	Haemonetics Corp	234,120
4,454	*	Hanger Orthopedic Group, Inc	64,761
10,149	*	Hansen Medical, Inc	14,513
3,175	*	Health Grades, Inc	26,003
35,344	*	Health Management Associates, Inc (Class A)	270,735
14,945	*	Health Net, Inc	406,355
14,414	*	Healthsouth Corp	276,749
8,885	*	Healthspring, Inc	229,588
4,760	*	Healthways, Inc	55,406
1,571	*	HeartWare International, Inc	108,022
13,913	*	Henry Schein, Inc	815,024
9,487		Hill-Rom Holdings, Inc	340,488
4,389	*	HMS Holdings Corp	258,688
38,955	*	Hologic, Inc	623,670
24,941	*	Hospira, Inc	1,421,886
25,588	*	Humana, Inc	1,285,541
1,942	*	ICU Medical, Inc	72,417
8,709	*	Idexx Laboratories, Inc	537,519

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,323	*	Immucor, Inc	$224,535
5,037	*	Insulet Corp	71,223
3,369	*	Integra LifeSciences Holdings Corp	132,941
5,889	*	Intuitive Surgical, Inc	1,670,945
4,303		Invacare Corp	114,073
12,640	*	Inverness Medical Innovations, Inc	390,955
2,372	*	IPC The Hospitalist Co, Inc	64,803
2,136	*	IRIS International, Inc	20,506
994	*	Kensey Nash Corp	28,717
5,370	*	Kindred Healthcare, Inc	69,917
9,579	*	Kinetic Concepts, Inc	350,400
16,031	*	Laboratory Corp of America Holdings	1,257,311
1,423		Landauer, Inc	89,122
2,013	*	LCA-Vision, Inc	11,212
3,264	*	LHC Group, Inc	75,692
8,483	*	LifePoint Hospitals, Inc	297,414
15,129		Lincare Holdings, Inc	379,587
5,013	*	Magellan Health Services, Inc	236,814
3,561	*	MAKO Surgical Corp	34,114
8,168		Masimo Corp	223,068
41,232		McKesson Corp	2,547,313
6,090	*	MedAssets, Inc	128,134
2,045	*	Medcath Corp	20,593
65,228	*	Medco Health Solutions, Inc	3,395,770
1,420	*	Medical Action Industries, Inc	12,851
2,603	*	Medidata Solutions, Inc	49,978
1,220		MedQuist, Inc	10,687
165,625		Medtronic, Inc	5,561,689
6,990	*	Merge Healthcare, Inc	20,271
5,826		Meridian Bioscience, Inc	127,473
4,242	*	Merit Medical Systems, Inc	67,405
5,145	*	Metropolitan Health Networks, Inc	19,551
2,701	*	Molina Healthcare, Inc	72,900
1,960	*	MWI Veterinary Supply, Inc	113,131
1,998		National Healthcare Corp	74,066
34		National Research Corp	887
3,980	*	Natus Medical, Inc	57,989
3,603	*	Neogen Corp	121,962
5,577	*	NuVasive, Inc	195,976
3,459	*	NxStage Medical, Inc	66,067
18,071		Omnicare, Inc	431,535
4,502	*	Omnicell, Inc	58,886
6,498	*	OraSure Technologies, Inc	26,317
2,540	*	Orthofix International NV	79,807
7,797	*	Orthovita, Inc	17,699
9,780		Owens & Minor, Inc	278,339
2,480	*	Palomar Medical Technologies, Inc	25,618
15,390		Patterson Cos, Inc	440,924
1,344	*	PDI, Inc	11,747
7,166	*	Pediatrix Medical Group, Inc	381,948
4,546	*	PharMerica Corp	43,323
1,436	*	Prospect Medical Holdings, Inc	12,206

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,666	*	Providence Service Corp	$27,306
9,505	*	PSS World Medical, Inc	203,217
8,826	*	Psychiatric Solutions, Inc	296,112
2,839		Quality Systems, Inc	188,254
22,430		Quest Diagnostics, Inc	1,132,042
3,050	*	Quidel Corp	33,520
3,516	*	RehabCare Group, Inc	71,094
3,495	*	Res-Care, Inc	46,379
22,798	*	Resmed, Inc	748,002
1,284	*	Rochester Medical Corp	14,008
6,469	*	RTI Biologics, Inc	17,013
2,700	*	Rural	22,977
8,318	*	Select Medical Holdings Corp	64,049
4,710	*	Sirona Dental Systems, Inc	169,748
3,613	*	Skilled Healthcare Group, Inc (Class A)	14,199
8,051	*	Solta Medical, Inc	16,102
2,564	*	SonoSite, Inc	85,920
3,266	*	Spectranetics Corp	17,702
49,136	*	St. Jude Medical, Inc	1,933,010
4,783	*	Staar Surgical Co	25,876
2,943	*	Stereotaxis, Inc	12,184
9,126		STERIS Corp	303,166
47,360		Stryker Corp	2,370,368
10,778	*	Sun Healthcare Group, Inc	91,290
13,216	*	Sunrise Senior Living, Inc	45,331
2,207	*	SurModics, Inc	26,307
9,294	*	SXC Health Solutions Corp	338,952
4,990	*	Symmetry Medical, Inc	48,104
5,107	*	Syneron Medical Ltd	50,661
1,466	*	Synovis Life Technologies, Inc	21,917
2,100	*	Team Health Holdings, Inc	27,111
6,164		Teleflex, Inc	349,992
73,902	*	Tenet Healthcare Corp	348,817
8,187	*	Thoratec Corp	302,755
4,598	*	TomoTherapy, Inc	16,185
1,117	*	Transcend Services, Inc	17,034
2,811	*	Triple-S Management Corp (Class B)	47,365
6,859	*	Unilife Corp	41,360
171,657		UnitedHealth Group, Inc	6,026,876
4,007		Universal American Financial Corp	59,103
13,511		Universal Health Services, Inc (Class B)	525,037
1,389	*	US Physical Therapy, Inc	23,224
18,578	*	Varian Medical Systems, Inc	1,123,969
2,153	*	Vascular Solutions, Inc	24,716
13,181	*	VCA Antech, Inc	277,987
2,303	*	Vital Images, Inc	30,469
6,963	*	Volcano Corp	180,899
6,056	*	WellCare Health Plans, Inc	175,382
60,118	*	WellPoint, Inc	3,405,084
5,343		West Pharmaceutical Services, Inc	183,318
5,213	*	Wright Medical Group, Inc	75,119
727		Young Innovations, Inc	20,799

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

30,498	*	Zimmer Holdings, Inc	$1,595,960
3,572	*	Zoll Medical Corp	115,268

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	86,923,221

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
12,988		Alberto-Culver Co	488,998
64,421		Avon Products, Inc	2,068,559
1,703	*	Cellu Tissue Holdings, Inc	20,317
8,073	*	Central Garden and Pet Co (Class A)	83,636
10,727		Church & Dwight Co, Inc	696,611
21,553		Clorox Co	1,438,878
74,074		Colgate-Palmolive Co	5,693,328
3,538	*	Elizabeth Arden, Inc	70,725
10,526	*	Energizer Holdings, Inc	707,663
16,587		Estee Lauder Cos (Class A)	1,048,796
1,969		Female Health Co	10,140
9,301		Herbalife Ltd	561,315
1,974		Inter Parfums, Inc	34,723
62,625		Kimberly-Clark Corp	4,073,756
1,740	*	Medifast, Inc	47,206
1,074	*	Nature’s Sunshine Products, Inc	9,602
8,560	*	NBTY, Inc	470,629
7,708		Nu Skin Enterprises, Inc (Class A)	221,990
1,366	*	Nutraceutical International Corp	21,433
674		Oil-Dri Corp of America	14,498
5,908	*	Prestige Brands Holdings, Inc	58,430
434,305		Procter & Gamble Co	26,045,271
1,673	*	Revlon, Inc (Class A)	21,113
1,530		Schiff Nutrition International, Inc	12,546
2,342	*	Spectrum Brands, Inc	63,656
804	*	USANA Health Sciences, Inc	32,449
2,740		WD-40 Co	104,175

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	44,120,443

INSURANCE - 4.0%
50,923		ACE Ltd	2,966,265
70,617		Aflac, Inc	3,651,605
1,024	*	Alleghany Corp	310,303
7,579		Allied World Assurance Holdings Ltd	428,896
80,884		Allstate Corp	2,551,890
42,327	*	Ambac Financial Group, Inc	23,491
8,398		American Equity Investment Life Holding Co	85,996
12,906		American Financial Group, Inc	394,665
18,163	*	American International Group, Inc	710,173
980		American National Insurance Co	74,451
1,732		American Physicians Capital, Inc	71,809
810		American Physicians Service Group, Inc	26,204
1,178	*	American Safety Insurance Holdings Ltd	19,249
2,639	*	Amerisafe, Inc	49,560
3,216		Amtrust Financial Services, Inc	46,696
41,186		AON Corp	1,610,784
7,629	*	Arch Capital Group Ltd	639,310

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,264		Argo Group International Holdings Ltd	$148,131
16,245		Arthur J. Gallagher & Co	428,381
11,628		Aspen Insurance Holdings Ltd	352,096
16,815		Assurant, Inc	684,371
27,788		Assured Guaranty Ltd	475,453
18,233		Axis Capital Holdings Ltd	600,595
1,020		Baldwin & Lyons, Inc (Class B)	25,959
260,759	*	Berkshire Hathaway, Inc (Class B)	21,559,554
17,012		Brown & Brown, Inc	343,472
49,139		Chubb Corp	2,800,432
22,323		Cincinnati Financial Corp	644,019
6,803	*	Citizens, Inc (Class A)	46,873
3,694	*	CNA Financial Corp	103,395
2,304	*	CNA Surety Corp	41,288
32,025	*	Conseco, Inc	177,419
3,194	*	Crawford & Co (Class B)	7,761
6,555		Delphi Financial Group, Inc (Class A)	163,809
1,472		Donegal Group, Inc (Class A)	19,239
3,364	*	eHealth, Inc	43,463
358		EMC Insurance Group, Inc	7,633
6,230		Employers Holdings, Inc	98,247
7,010		Endurance Specialty Holdings Ltd	278,998
1,204	*	Enstar Group Ltd	87,410
4,367		Erie Indemnity Co (Class A)	244,814
8,860		Everest Re Group Ltd	766,124
1,841		FBL Financial Group, Inc (Class A)	47,829
34,528		Fidelity National Title Group, Inc (Class A)	542,435
14,267		First American Financial Corp	213,149
1,443		First Mercury Financial Corp	14,545
7,362		Flagstone Reinsurance Holdings Ltd	78,111
1,436	*	Fpic Insurance Group, Inc	50,389
73,618	*	Genworth Financial, Inc (Class A)	899,612
3,862	*	Greenlight Capital Re Ltd (Class A)	96,627
1,260	*	Hallmark Financial Services	11,012
6,781		Hanover Insurance Group, Inc	318,707
1,895		Harleysville Group, Inc	62,137
66,709		Hartford Financial Services Group, Inc	1,530,972
17,850		HCC Insurance Holdings, Inc	465,707
6,071	*	Hilltop Holdings, Inc	58,160
5,348		Horace Mann Educators Corp	95,087
2,309		Infinity Property & Casualty Corp	112,610
387		Kansas City Life Insurance Co	12,071
45,508		Lincoln National Corp	1,088,551
47,322		Loews Corp	1,793,504
7,070		Maiden Holdings Ltd	53,803
1,480	*	Markel Corp	509,993
81,381		Marsh & McLennan Cos, Inc	1,962,910
14,668		Max Capital Group Ltd	292,187
26,859	*	MBIA, Inc	269,933
7,924		Meadowbrook Insurance Group, Inc	71,078
4,344		Mercury General Corp	177,539
97,922		Metlife, Inc	3,765,101

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,300		Montpelier Re Holdings Ltd	$195,716
6,414	*	National Financial Partners Corp	81,265
1,259		National Interstate Corp	27,408
310		National Western Life Insurance Co (Class A)	43,611
1,818	*	Navigators Group, Inc	81,137
529		NYMAGIC, Inc	13,579
36,233		Old Republic International Corp	501,827
3,022		OneBeacon Insurance Group Ltd (Class A)	43,184
11,761		PartnerRe Ltd	942,997
17,645	*	Phoenix Cos, Inc	37,055
6,496		Platinum Underwriters Holdings Ltd	282,706
3,917	*	PMA Capital Corp (Class A)	29,534
2,163		Presidential Life Corp	21,197
3,146		Primerica, Inc	63,990
48,083		Principal Financial Group	1,246,311
4,935	*	ProAssurance Corp	284,207
100,801		Progressive Corp	2,103,717
12,263		Protective Life Corp	266,843
69,797		Prudential Financial, Inc	3,781,601
11,292		Reinsurance Group of America, Inc (Class A)	545,291
8,609		RenaissanceRe Holdings Ltd	516,196
3,060		RLI Corp	173,257
1,937		Safety Insurance Group, Inc	81,393
2,936		SeaBright Insurance Holdings, Inc	23,664
7,649		Selective Insurance Group, Inc	124,602
7,036		Stancorp Financial Group, Inc	267,368
1,886		State Auto Financial Corp	28,686
2,389		Stewart Information Services Corp	27,043
4,982		Symetra Financial Corp	52,112
12,628		Torchmark Corp	671,052
5,945		Tower Group, Inc	138,816
9,665		Transatlantic Holdings, Inc	491,175
70,682		Travelers Cos, Inc	3,682,532
2,398	*	United America Indemnity Ltd	38,488
3,242		United Fire & Casualty Co	68,763
7,209		Unitrin, Inc	175,828
1,705		Universal Insurance Holdings, Inc	7,655
50,054		UnumProvident Corp	1,108,696
12,528		Validus Holdings Ltd	330,238
19,064		W.R. Berkley Corp	516,062
259		Wesco Financial Corp	92,761
1,163		White Mountains Insurance Group Ltd	358,739
51,454		XL Capital Ltd	1,114,494

		TOTAL INSURANCE	79,086,838

MATERIALS - 4.0%
4,432		A. Schulman, Inc	89,305
650	*	AEP Industries, Inc	15,353
32,245		Air Products & Chemicals, Inc	2,670,531
12,546		Airgas, Inc	852,501
17,408		AK Steel Holding Corp	240,404
13,738		Albemarle Corp	643,076

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

153,193		Alcoa, Inc	$1,855,168
14,840		Allegheny Technologies, Inc	689,318
11,568	*	Allied Nevada Gold Corp	306,552
3,604		AMCOL International Corp	94,389
3,548		American Vanguard Corp	21,927
10,199		Aptargroup, Inc	465,788
3,175		Arch Chemicals, Inc	111,411
11,830		Ashland, Inc	576,949
4,271		Balchem Corp	131,803
14,303		Ball Corp	841,733
16,951		Bemis Co	538,194
14,273	*	Boise, Inc	92,632
2,562	*	Brush Engineered Materials, Inc	72,863
4,890		Buckeye Technologies, Inc	71,932
9,385		Cabot Corp	305,669
8,371	*	Calgon Carbon Corp	121,380
7,062	*	Capital Gold Corp	34,109
6,071		Carpenter Technology Corp	204,653
2,462	*	Castle (A.M.) & Co	32,622
23,553		Celanese Corp (Series A)	756,051
9,450	*	Century Aluminum Co	124,457
10,698		CF Industries Holdings, Inc	1,021,659
1,588	*	Clearwater Paper Corp	120,815
20,322		Cleveland-Cliffs, Inc	1,298,982
13,942	*	Coeur d’Alene Mines Corp	277,725
16,142		Commercial Metals Co	233,898
4,981		Compass Minerals International, Inc	381,644
24,467	*	Crown Holdings, Inc	701,225
7,359		Cytec Industries, Inc	414,900
1,552		Deltic Timber Corp	69,530
5,935		Domtar Corporation	383,282
173,686		Dow Chemical Co	4,769,417
136,239		Du Pont (E.I.) de Nemours & Co	6,078,983
6,229		Eagle Materials, Inc	147,627
10,881		Eastman Chemical Co	805,194
35,600		Ecolab, Inc	1,806,344
14,542	*	Ferro Corp	187,446
10,997		FMC Corp	752,305
70,759		Freeport-McMoRan Copper & Gold, Inc (Class B)	6,042,112
15,965	*	General Moly, Inc	58,432
6,277	*	Georgia Gulf Corp	102,566
6,453		Glatfelter	78,468
10,289	*	Globe Specialty Metals, Inc	144,458
36,585	*	Golden Star Resources Ltd	180,730
2,339	*	Graham Packaging Co, Inc	27,647
17,219	*	Graphic Packaging Holding Co	57,511
5,198		Greif, Inc (Class A)	305,850
6,884		H.B. Fuller Co	136,785
1,202		Hawkins, Inc	42,575
1,730		Haynes International, Inc	60,412
11,476	*	Headwaters, Inc	41,314
34,254	*	Hecla Mining Co	216,485

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,366	*	Horsehead Holding Corp	$62,832
28,407		Huntsman Corp	328,385
2,740		Innophos Holdings, Inc	90,694
12,251		International Flavors & Fragrances, Inc	594,419
65,522		International Paper Co	1,425,104
6,771	*	Intrepid Potash, Inc	176,520
15,984	*	Jaguar Mining, Inc	103,896
2,769		Kaiser Aluminum Corp	118,486
7,224	*	Kapstone Paper and Packaging Corp	87,699
878		KMG Chemicals, Inc	12,371
2,822		Koppers Holdings, Inc	75,827
1,500	*	KRATON Polymers LLC	40,725
3,337	*	Landec Corp	20,723
21,790	*	Louisiana-Pacific Corp	164,950
2,370	*	LSB Industries, Inc	44,011
10,255		Lubrizol Corp	1,086,722
6,980		Martin Marietta Materials, Inc	537,251
25,685		MeadWestvaco Corp	626,200
1,583	*	Metals USA Holdings Corp	20,547
2,940		Minerals Technologies, Inc	173,225
3,800	*	Molycorp, Inc	107,502
82,058		Monsanto Co	3,933,040
23,814		Mosaic Co	1,399,311
4,382		Myers Industries, Inc	37,641
19,478		Nalco Holding Co	491,040
2,063		Neenah Paper, Inc	31,358
1,601		NewMarket Corp	182,002
71,962		Newmont Mining Corp	4,519,934
2,057		NL Industries, Inc	18,678
1,565	*	Noranda Aluminium Holding Corp	12,864
47,395		Nucor Corp	1,810,489
11,052		Olin Corp	222,808
1,094		Olympic Steel, Inc	25,151
4,191	*	OM Group, Inc	126,233
5,846	*	Omnova Solutions, Inc	42,033
24,990	*	Owens-Illinois, Inc	701,220
15,512		Packaging Corp of America	359,413
19,990	*	Pactiv Corp	659,270
13,068	*	PolyOne Corp	157,992
25,007		PPG Industries, Inc	1,820,510
46,289		Praxair, Inc	4,178,044
1,562		Quaker Chemical Corp	50,859
11,155		Reliance Steel & Aluminum Co	463,267
5,888		Rock-Tenn Co (Class A)	293,281
7,831	*	Rockwood Holdings, Inc	246,442
8,054		Royal Gold, Inc	401,411
19,515		RPM International, Inc	388,739
4,128	*	RTI International Metals, Inc	126,399
3,073		Schnitzer Steel Industries, Inc (Class A)	148,364
2,819		Schweitzer-Mauduit International, Inc	164,376
6,907		Scotts Miracle-Gro Co (Class A)	357,299
23,969		Sealed Air Corp	538,823

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,624	*	Senomyx, Inc	$22,384
7,823		Sensient Technologies Corp	238,523
14,217		Sherwin-Williams Co	1,068,265
18,684		Sigma-Aldrich Corp	1,128,140
8,420		Silgan Holdings, Inc	266,914
17,131	*	Solutia, Inc	274,439
15,092		Sonoco Products Co	504,676
25,443		Southern Copper Corp (NY)	893,558
3,858	*	Spartech Corp	31,674
32,562		Steel Dynamics, Inc	459,450
1,112		Stepan Co	65,730
7,262	*	Stillwater Mining Co	122,292
3,760	*	STR Holdings, Inc	80,990
16,183		Temple-Inland, Inc	301,975
2,962		Texas Industries, Inc	93,362
1,013	*	Texas Petrochemicals, Inc	24,130
22,463	*	Thompson Creek Metals Co, Inc	242,151
12,064	*	Titanium Metals Corp	240,797
230	*	United States Lime & Minerals, Inc	8,892
21,506		United States Steel Corp	942,823
682	*	Universal Stainless & Alloy	16,750
3,926	*	US Energy Corp Wyoming	17,824
14,632	*	US Gold Corp	72,721
14,923		Valspar Corp	475,298
9,330	*	Verso Paper Corp	26,870
19,205		Vulcan Materials Co	709,048
8,081		Walter Energy, Inc	656,904
6,892	*	Wausau Paper Corp	57,135
2,843		Westlake Chemical Corp	85,091
8,807		Worthington Industries, Inc	132,369
10,245	*	WR Grace & Co	286,245
3,470		Zep, Inc	60,517
3,318	*	Zoltek Cos, Inc	32,251

		TOTAL MATERIALS	78,353,659

MEDIA - 3.0%
4,918	*	AH Belo Corp (Class A)	34,770
3,798		Arbitron, Inc	106,230
2,004	*	Ascent Media Corp (Series A)	53,527
1,904	*	Ballantyne Strong, Inc	16,470
13,153	*	Belo (A.H.) Corp (Class A)	81,549
35,397		Cablevision Systems Corp (Class A)	927,047
2,152	*	Carmike Cinemas, Inc	18,765
102,294		CBS Corp (Class B)	1,622,383
5,299	*	Central European Media Enterprises Ltd (Class A) Nasdaq	132,210
7,657		Cinemark Holdings, Inc	123,278
7,987	*	CKX, Inc	39,136
6,278	*	Clear Channel Outdoor Holdings, Inc (Class A)	71,758
422,938		Comcast Corp (Class A)	7,646,718
3,179	*	Cumulus Media, Inc (Class A)	8,933
7,037	*	Dex One Corp	86,414
133,977	*	DIRECTV	5,577,462

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

42,734	*	Discovery Communications, Inc (Class A)	$1,861,066
30,947		DISH Network Corp (Class A)	592,945
11,205	*	DreamWorks Animation SKG, Inc (Class A)	357,552
6,303	*	Entercom Communications Corp (Class A)	49,542
13,943	*	Entravision Communications Corp (Class A)	27,747
4,385	*	EW Scripps Co (Class A)	34,554
727	*	Fisher Communications, Inc	12,672
35,838		Gannett Co, Inc	438,299
2,311	*	Global Sources Ltd	17,448
19,139	*	Gray Television, Inc	38,469
5,853		Harte-Hanks, Inc	68,305
73,593	*	Interpublic Group of Cos, Inc	738,138
7,174		John Wiley & Sons, Inc (Class A)	293,130
9,251	*	Journal Communications, Inc (Class A)	41,722
4,042	*	Knology, Inc	54,284
8,093	*	Lamar Advertising Co (Class A)	257,519
13,480	*	Lee Enterprises, Inc	36,126
35,552	*	Liberty Global, Inc (Class A)	1,095,357
11,395	*	Liberty Media Corp - Capital (Series A)	593,224
7,835	*	Liberty Media Corp - Starz	508,335
4,679	*	Lin TV Corp (Class A)	20,775
9,665	*	Lions Gate Entertainment Corp	71,038
19,417	*	Live Nation, Inc	191,840
12,717	*	Lodgenet Entertainment Corp	35,608
9,424	*	Madison Square Garden, Inc	198,658
3,542	*	Martha Stewart Living Omnimedia, Inc (Class A)	16,789
15,695	*	McClatchy Co (Class A)	61,681
47,434		McGraw-Hill Cos, Inc	1,568,168
3,069	*	Media General, Inc (Class A)	27,498
5,315	*	Mediacom Communications Corp (Class A)	35,132
5,443		Meredith Corp	181,306
3,116	*	Morningstar, Inc	138,849
5,896		National CineMedia, Inc	105,538
19,178	*	New York Times Co (Class A)	148,438
343,564		News Corp (Class A)	4,486,945
1,448	*	Nexstar Broadcasting Group, Inc (Class A)	7,457
46,153		Omnicom Group, Inc	1,822,120
1,967	*	Outdoor Channel Holdings, Inc	10,878
3,425	*	Playboy Enterprises, Inc (Class B)	17,605
3,992		Primedia, Inc	15,170
4,506	*	Radio One, Inc	3,966
705	*	ReachLocal, Inc	9,715
13,192		Regal Entertainment Group (Class A)	173,079
1,276	*	Rentrak Corp	32,245
4,288		Scholastic Corp	119,292
13,715		Scripps Networks Interactive (Class A)	652,560
6,135	*	Sinclair Broadcast Group, Inc (Class A)	43,068
584,325	*	Sirius XM Radio, Inc	701,190
1,638	*	SuperMedia, Inc	17,314
56,219		Thomson Corp	2,109,899
53,299		Time Warner Cable, Inc	2,877,613
171,367		Time Warner, Inc	5,252,398

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,024	*	Valassis Communications, Inc	$238,043
91,332		Viacom, Inc (Class B)	3,305,304
49,908		Virgin Media, Inc	1,148,882
295,376		Walt Disney Co	9,779,898
7,228	*	Warner Music Group Corp	32,526
931		Washington Post Co (Class B)	371,851
731	*	Westwood One, Inc	6,206
3,050		World Wrestling Entertainment, Inc (Class A)	42,426

		TOTAL MEDIA	59,742,052

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.3%
232,776		Abbott Laboratories	12,160,218
991	*	Abraxis Bioscience, Inc	76,644
6,703	*	Accelrys, Inc	46,653
5,448	*	Acorda Therapeutics, Inc	179,893
1,501	*	Acura Pharmaceuticals, Inc	3,737
3,107	*	Affymax, Inc	18,487
9,694	*	Affymetrix, Inc	44,205
7,885	*	Akorn, Inc	31,855
2,680	*	Albany Molecular Research, Inc	17,098
13,881	*	Alexion Pharmaceuticals, Inc	893,381
5,440	*	Alexza Pharmaceuticals, Inc	17,245
12,849	*	Alkermes, Inc	188,238
45,723		Allergan, Inc	3,041,951
9,992	*	Allos Therapeutics, Inc	47,162
5,105	*	Alnylam Pharmaceuticals, Inc	62,689
3,103	*	AMAG Pharmaceuticals, Inc	53,403
144,461	*	Amgen, Inc	7,961,245
21,145	*	Amylin Pharmaceuticals, Inc	440,873
2,604	*	Ardea Biosciences, Inc	59,892
17,616	*	Arena Pharmaceuticals, Inc	27,657
18,075	*	Ariad Pharmaceuticals, Inc	69,047
5,408	*	Arqule, Inc	27,851
9,408	*	Array Biopharma, Inc	30,388
6,343	*	Auxilium Pharmaceuticals, Inc	157,180
12,311	*	AVANIR Pharmaceuticals, Inc	39,272
1,239	*	AVEO Pharmaceuticals, Inc	13,802
20,795	*	AVI BioPharma, Inc	38,263
3,536	*	BioCryst Pharmaceuticals, Inc	17,468
1,225	*	Biodel, Inc	6,493
36,367	*	Biogen Idec, Inc	2,040,916
15,270	*	BioMarin Pharmaceuticals, Inc	341,285
1,957	*	BioMimetic Therapeutics, Inc	22,310
3,031	*	Bio-Rad Laboratories, Inc (Class A)	274,336
9,326	*	Biosante Pharmaceuticals, Inc	15,668
489	*	Biospecifics Technologies Corp	13,164
7,388	*	Biotime, Inc	35,093
4,326	*	BMP Sunstone Corp	32,878
258,588		Bristol-Myers Squibb Co	7,010,321
10,212	*	Bruker BioSciences Corp	143,274
4,339	*	Cadence Pharmaceuticals, Inc	36,231
6,331	*	Caliper Life Sciences, Inc	25,261

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,815	*	Cambrex Corp	$11,964
1,551	*	Caraco Pharmaceutical Laboratories Ltd	8,344
11,994	*	Celera Corp	80,840
69,755	*	Celgene Corp	4,018,585
3,722	*	Celldex Therapeutics, Inc	14,888
11,373	*	Cephalon, Inc	710,130
8,213	*	Cepheid, Inc	153,665
10,224	*	Charles River Laboratories International, Inc	338,926
5,590	*	Chelsea Therapeutics International, Inc	28,621
3,193	*	China Aoxing Pharmaceutical Co, Inc	9,771
1,296	*	Clinical Data, Inc	21,864
846	*	Codexis, Inc	8,122
9,440	*	Combinatorx, Inc	12,272
1,260	*	Compound partnering business	14,213
3,540	*	Corcept Therapeutics, Inc	13,771
2,479	*	Cornerstone Therapeutics, Inc	17,502
9,765	*	Covance, Inc	456,904
9,293	*	Cubist Pharmaceuticals, Inc	217,363
1,050	*	Cumberland Pharmaceuticals, Inc	6,101
18,447	*	Curis, Inc	25,272
5,345	*	Cypress Bioscience, Inc	20,578
5,699	*	Cytokinetics, Inc	15,045
6,818	*	Cytori Therapeutics, Inc	33,340
14,806	*	Cytrx	11,103
21,650	*	Dendreon Corp	891,547
5,637	*	Depomed, Inc	25,254
2,840	*	Dionex Corp	245,490
11,171	*	Durect Corp	28,374
14,065	*	Dyax Corp	33,334
21,936	*	Dynavax Technologies Corp	40,143
153,648		Eli Lilly & Co	5,612,761
3,782	*	Emergent Biosolutions, Inc	65,277
17,476	*	Endo Pharmaceuticals Holdings, Inc	580,902
2,870	*	Enzo Biochem, Inc	10,906
7,026	*	Enzon Pharmaceuticals, Inc	79,043
6,832	*	eResearch Technology, Inc	51,103
2,559	*	Eurand NV	25,181
4,956	*	Exact Sciences Corp	35,881
15,277	*	Exelixis, Inc	59,886
43,328	*	Forest Laboratories, Inc	1,340,135
2,412	*	Genomic Health, Inc	32,224
40,484	*	Genzyme Corp	2,865,861
13,795	*	Geron Corp	76,286
126,105	*	Gilead Sciences, Inc	4,490,598
10,189	*	Halozyme Therapeutics, Inc	78,557
1,088	*	Hi-Tech Pharmacal Co, Inc	22,021
28,165	*	Human Genome Sciences, Inc	839,035
6,426	*	Idenix Pharmaceuticals, Inc	19,921
18,302	*	Illumina, Inc	900,458
10,362	*	Immunogen, Inc	64,970
10,439	*	Immunomedics, Inc	33,614
9,659	*	Impax Laboratories, Inc	191,248

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,992	*	Incyte Corp	$191,752
2,412	*	Infinity Pharmaceuticals, Inc	13,290
6,621	*	Inhibitex, Inc	11,918
29,840	*	Inovio Biomedical Corp	37,300
8,532	*	Inspire Pharmaceuticals, Inc	50,765
8,857	*	InterMune, Inc	120,632
2,700	*	Ironwood Pharmaceuticals, Inc	27,486
12,827	*	Isis Pharmaceuticals, Inc	107,747
2,196	*	Jazz Pharmaceuticals, Inc	23,563
415,928		Johnson & Johnson	25,770,899
1,891	*	Kendle International, Inc	17,624
12,296	*	Keryx Biopharmaceuticals, Inc	59,144
37,555	*	King Pharmaceuticals, Inc	374,048
1,247	*	Lannett Co, Inc	5,711
28,239	*	Lexicon Pharmaceuticals, Inc	45,182
27,983	*	Life Technologies Corp	1,306,526
15,504	*	Ligand Pharmaceuticals, Inc (Class B)	24,496
5,337	*	Luminex Corp	85,392
8,088	*	MannKind Corp	54,675
1,911	*	MAP Pharmaceuticals, Inc	29,238
4,804	*	Martek Biosciences Corp	108,715
4,306	*	Maxygen, Inc	24,932
7,261	*	Medicines Co	103,106
9,416		Medicis Pharmaceutical Corp (Class A)	279,184
5,980	*	Medivation, Inc	77,740
470,245		Merck & Co, Inc	17,309,718
4,309	*	Metabolix, Inc	54,207
5,141	*	Mettler-Toledo International, Inc	639,746
11,330	*	Micromet, Inc	76,138
5,557	*	Momenta Pharmaceuticals, Inc	83,633
46,442	*	Mylan Laboratories, Inc	873,574
13,749	*	Myriad Genetics, Inc	225,621
6,350	*	Nabi Biopharmaceuticals	30,480
1,874	*	Nanosphere, Inc	9,426
12,906	*	Nektar Therapeutics	190,622
3,540	*	Neostem, Inc	7,186
11,081	*	Neuralstem, Inc	27,924
6,864	*	Neurocrine Biosciences, Inc	41,596
1,954	*	NeurogesX, Inc	13,502
12,907	*	Novavax, Inc	28,266
8,512	*	NPS Pharmaceuticals, Inc	58,222
2,775	*	Nymox Pharmaceutical Corp	9,907
2,140	*	Obagi Medical Products, Inc	22,470
2,526	*	Omeros Corp	18,415
8,928	*	Onyx Pharmaceuticals, Inc	235,521
12,790	*	Opko Health, Inc	28,650
4,421	*	Optimer Pharmaceuticals, Inc	40,541
4,654	*	Orexigen Therapeutics, Inc	27,598
2,607	*	Osiris Therapeutics, Inc	18,979
3,725	*	Pain Therapeutics, Inc	23,021
5,241	*	Par Pharmaceutical Cos, Inc	152,408
8,158	*	Parexel International Corp	188,695

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

17,354		PDL BioPharma, Inc	$91,282
7,251	*	Peregrine Pharmaceuticals, Inc	10,514
17,722		PerkinElmer, Inc	410,087
12,138		Perrigo Co	779,502
1,216,568		Pfizer, Inc	20,888,473
15,900		Pharmaceutical Product Development, Inc	394,161
5,233	*	Pharmacyclics, Inc	42,178
3,929	*	Pharmasset, Inc	115,906
4,323	*	Pozen, Inc	30,607
4,070	*	Progenics Pharmaceuticals, Inc	20,554
13,682	*	Pure Bioscience	31,605
9,090	*	Questcor Pharmaceuticals, Inc	90,173
9,038	*	Regeneron Pharmaceuticals, Inc	247,641
7,568	*	Rigel Pharmaceuticals, Inc	63,647
8,567	*	Salix Pharmaceuticals Ltd	340,281
6,276	*	Sangamo Biosciences, Inc	21,527
10,786	*	Santarus, Inc	32,466
9,597	*	Savient Pharmaceuticals, Inc	219,483
12,662	*	Sciclone Pharmaceuticals, Inc	33,428
11,495	*	Seattle Genetics, Inc	178,517
9,653	*	Sequenom, Inc	67,668
3,508	*	SIGA Technologies, Inc	29,678
9,427	*	Somaxon Pharmaceuticals, Inc	36,671
6,845	*	Spectrum Pharmaceuticals, Inc	28,544
13,171	*	StemCells, Inc	10,932
1,460	*	Sucampo Pharmaceuticals, Inc (Class A)	5,475
7,892	*	SuperGen, Inc	16,494
4,090	*	Synta Pharmaceuticals Corp	16,319
7,978	*	Talecris Biotherapeutics Holdings Corp	182,537
3,356	*	Targacept, Inc	74,973
5,692		Techne Corp	351,367
8,947	*	Theravance, Inc	179,835
61,712	*	Thermo Electron Corp	2,954,770
7,518	*	United Therapeutics Corp	421,083
4,080	*	Vanda Pharmaceuticals, Inc	27,254
30,393	*	Vertex Pharmaceuticals, Inc	1,050,686
8,157	*	Vical, Inc	18,190
12,502	*	Viropharma, Inc	186,405
15,977	*	Vivus, Inc	106,886
13,618		Warner Chilcott plc	305,588
13,978	*	Waters Corp	989,363
16,797	*	Watson Pharmaceuticals, Inc	710,681
4,065	*	Xenoport, Inc	28,902
7,039	*	ZIOPHARM Oncology, Inc	26,396
7,312	*	Zymogenetics, Inc	71,292

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	142,079,373

REAL ESTATE - 2.7%
6,692		Acadia Realty Trust	127,148
1,028		Agree Realty Corp	25,957
357		Alexander’s, Inc	112,733
7,515		Alexandria Real Estate Equities, Inc	526,050

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,293		AMB Property Corp	$669,506
9,410		American Campus Communities, Inc	286,440
5,374		American Capital Agency Corp	142,787
94,675		Annaly Mortgage Management, Inc	1,666,280
19,639		Anworth Mortgage Asset Corp	140,026
16,779		Apartment Investment & Management Co (Class A)	358,735
1,300		Apollo Commercial Real Estate Finance, Inc	20,891
6,818	*	Ashford Hospitality Trust, Inc	61,703
4,461		Associated Estates Realty Corp	62,365
12,483		AvalonBay Communities, Inc	1,297,358
976	*	Avatar Holdings, Inc	18,622
16,397		BioMed Realty Trust, Inc	293,834
20,908		Boston Properties, Inc	1,737,873
18,417		Brandywine Realty Trust	225,608
9,589		BRE Properties, Inc (Class A)	397,944
9,902		Camden Property Trust	474,999
10,696		Capital Lease Funding, Inc	59,791
11,551		Capstead Mortgage Corp	125,559
42,884	*	CB Richard Ellis Group, Inc (Class A)	783,920
21,598		CBL & Associates Properties, Inc	282,070
7,637		Cedar Shopping Centers, Inc	46,433
1,238	*	Chatham Lodging Trust	23,039
1,000		Chesapeake Lodging Trust	16,360
132,846		Chimera Investment Corp	524,742
5,956		Cogdell Spencer, Inc	37,642
9,577		Colonial Properties Trust	155,052
1,963		Colony Financial, Inc	36,276
600		Consolidated-Tomoka Land Co	17,106
8,812		Corporate Office Properties Trust	328,776
12,667		Cousins Properties, Inc	90,442
1,800		CreXus Investment Corp	21,654
3,737		Cypress Sharpridge Investments, Inc	49,889
28,982		DCT Industrial Trust, Inc	138,824
28,332		Developers Diversified Realty Corp	317,885
21,780		DiamondRock Hospitality Co	206,692
13,089		Digital Realty Trust, Inc	807,591
17,207		Douglas Emmett, Inc	301,295
36,166		Duke Realty Corp	419,164
6,186		DuPont Fabros Technology, Inc	155,578
1,438		Dynex Capital, Inc	15,502
4,428		EastGroup Properties, Inc	165,519
7,775		Education Realty Trust, Inc	55,591
6,755		Entertainment Properties Trust	291,681
3,969		Equity Lifestyle Properties, Inc	216,231
5,151		Equity One, Inc	86,949
42,547		Equity Residential	2,023,961
4,604		Essex Property Trust, Inc	503,862
2,145		Excel Trust, Inc	24,174
11,872		Extra Space Storage, Inc	190,427
9,529		Federal Realty Investment Trust	778,138
15,524	*	FelCor Lodging Trust, Inc	71,410
10,225	*	First Industrial Realty Trust, Inc	51,841

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,389		First Potomac Realty Trust	$80,835
18,050	*	Forest City Enterprises, Inc (Class A)	231,582
5,209	*	Forestar Real Estate Group, Inc	88,813
10,751		Franklin Street Properties Corp	133,527
36,540	b	General Growth Properties, Inc	570,024
3,489		Getty Realty Corp	93,610
1,129		Gladstone Commercial Corp	19,374
13,755		Glimcher Realty Trust	84,593
4,263		Government Properties Income Trust	113,822
6,000		Hatteras Financial Corp	170,820
46,633		HCP, Inc	1,677,855
20,079		Health Care REIT, Inc	950,540
9,360		Healthcare Realty Trust, Inc	218,930
17,319		Hersha Hospitality Trust	89,712
10,762		Highwoods Properties, Inc	349,442
5,995		Home Properties, Inc	317,136
18,556		Hospitality Properties Trust	414,355
99,020		Host Marriott Corp	1,433,810
9,256		HRPT Properties Trust	236,954
2,200		Hudson Pacific Properties	36,014
9,631		Inland Real Estate Corp	80,034
4,743		Invesco Mortgage Capital, Inc	102,069
13,554		Investors Real Estate Trust	113,583
20,003	*	iStar Financial, Inc	61,209
6,315		Jones Lang LaSalle, Inc	544,795
4,126	*	Kennedy-Wilson Holdings, Inc	43,736
7,575		Kilroy Realty Corp	251,036
61,011		Kimco Realty Corp	960,923
7,775		Kite Realty Group Trust	34,521
10,104		LaSalle Hotel Properties	236,333
13,732		Lexington Corporate Properties Trust	98,321
17,022		Liberty Property Trust	543,002
3,452		LTC Properties, Inc	88,095
19,533		Macerich Co	838,942
11,921		Mack-Cali Realty Corp	389,936
16,063	*	Maguire Properties, Inc	40,158
16,061		Medical Properties Trust, Inc	162,859
42,897		MFA Mortgage Investments, Inc	327,304
5,215		Mid-America Apartment Communities, Inc	303,930
3,502		Mission West Properties, Inc	23,744
3,849		Monmouth Real Estate Investment Corp (Class A)	30,099
4,133		National Health Investors, Inc	182,100
12,058		National Retail Properties, Inc	302,776
18,047		Nationwide Health Properties, Inc	697,877
18,510	*	Newcastle Investment Corp	57,381
16,400		NorthStar Realty Finance Corp	61,336
5,692		NRDC Acquisition Corp	54,472
13,979		Omega Healthcare Investors, Inc	313,829
2,531		One Liberty Properties, Inc	40,268
3,583		Parkway Properties, Inc	53,028
4,904	*	Pebblebrook Hotel Trust	88,321
8,294		Pennsylvania Real Estate Investment Trust	98,367

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,086		Pennymac Mortgage Investment Trust	$37,319
7,421		Piedmont Office Realty Trust, Inc	140,331
24,506		Plum Creek Timber Co, Inc	865,062
6,873		Post Properties, Inc	191,894
5,820		Potlatch Corp	197,880
69,485		Prologis	818,533
2,960		PS Business Parks, Inc	167,447
21,087		Public Storage, Inc	2,046,282
27,855	*	RAIT Investment Trust	45,961
5,390		Ramco-Gershenson Properties	57,727
12,269		Rayonier, Inc	614,922
15,707		Realty Income Corp	529,640
11,120		Redwood Trust, Inc	160,795
12,302		Regency Centers Corp	485,560
8,542		Resource Capital Corp	54,242
1,270		Saul Centers, Inc	53,277
19,157		Senior Housing Properties Trust	450,190
44,014		Simon Property Group, Inc	4,081,857
11,726		SL Green Realty Corp	742,608
4,316		Sovran Self Storage, Inc	163,576
13,936	*	St. Joe Co	346,588
7,860		Starwood Property Trust, Inc	156,178
21,198	*	Strategic Hotels & Resorts, Inc	89,880
2,553		Sun Communities, Inc	78,377
16,751	*	Sunstone Hotel Investors, Inc	151,932
6,288		Tanger Factory Outlet Centers, Inc	296,416
8,210		Taubman Centers, Inc	366,248
1,707	*	Tejon Ranch Co	36,991
1,200	*	Terreno Realty Corp	21,864
8,762		Thomas Properties Group, Inc	31,280
5,892		Two Harbors Investment Corp	53,146
27,343		UDR, Inc	577,484
1,151		UMH Properties, Inc	12,362
2,089		Universal Health Realty Income Trust	71,882
2,803		Urstadt Biddle Properties, Inc (Class A)	50,678
13,259		U-Store-It Trust	110,713
23,589		Ventas, Inc	1,216,485
24,288		Vornado Realty Trust	2,077,352
3,287		Walter Investment Management Corp	57,490
9,126		Washington Real Estate Investment Trust	289,568
18,074		Weingarten Realty Investors	394,375
80,503		Weyerhaeuser Co	1,268,727
2,576		Winthrop Realty Trust	31,839

		TOTAL REAL ESTATE	52,297,015

RETAILING - 3.8%
6,893	*	1-800-FLOWERS.COM, Inc (Class A)	13,028
6,846	*	99 Cents Only Stores	129,252
11,629		Aaron Rents, Inc	214,555
13,284		Abercrombie & Fitch Co (Class A)	522,327
13,230		Advance Auto Parts	776,336
14,275	*	Aeropostale, Inc	331,894

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

52,790	*	Amazon.com, Inc	$8,291,197
30,815		American Eagle Outfitters, Inc	460,992
1,425	*	America’s Car-Mart, Inc	35,882
8,288	*	AnnTaylor Stores Corp	167,749
6,023	*	Asbury Automotive Group, Inc	84,744
2,726	*	Audiovox Corp (Class A)	18,646
10,464	*	Autonation, Inc	243,288
4,191	*	Autozone, Inc	959,362
5,147		Barnes & Noble, Inc	83,433
4,228		Bebe Stores, Inc	30,484
39,586	*	Bed Bath & Beyond, Inc	1,718,428
51,872		Best Buy Co, Inc	2,117,934
2,960		Big 5 Sporting Goods Corp	39,723
12,193	*	Big Lots, Inc	405,417
1,854	*	Blue Nile, Inc	82,484
4,048	*	Bon-Ton Stores, Inc/the	41,168
9,908	*	Borders Group, Inc	11,791
6,047		Brown Shoe Co, Inc	69,359
4,504		Buckle, Inc	119,536
4,942	*	Build-A-Bear Workshop, Inc	29,899
5,206	*	Cabela’s, Inc	98,810
33,721	*	Carmax, Inc	939,467
10,154	*	Casual Male Retail Group, Inc	41,428
3,914		Cato Corp (Class A)	104,739
22,968	*	Charming Shoppes, Inc	80,847
27,935		Chico’s FAS, Inc	293,876
4,220	*	Children’s Place Retail Stores, Inc	205,809
4,288		Christopher & Banks Corp	33,918
1,998	*	Citi Trends, Inc	48,372
9,164	*	Coldwater Creek, Inc	48,294
10,913	*	Collective Brands, Inc	176,136
1,986	*	Conn’s, Inc	9,235
1,340	*	Core-Mark Holding Co, Inc	41,486
637	*	Destination Maternity Corp	20,970
13,314	*	Dick’s Sporting Goods, Inc	373,325
6,466		Dillard’s, Inc (Class A)	152,856
10,508	*	Dollar General Corp	307,359
19,127	*	Dollar Tree, Inc	932,633
8,380	*	Dress Barn, Inc	199,025
26,504	*	Drugstore.Com	50,888
1,659	*	DSW, Inc (Class A)	47,613
30,843		Expedia, Inc	870,081
2,217	*	Express Parent LLC	33,721
20,324		Family Dollar Stores, Inc	897,508
7,137		Finish Line, Inc (Class A)	99,276
22,358		Foot Locker, Inc	324,862
5,586		Fred’s, Inc (Class A)	65,915
1,564		Gaiam, Inc (Class A)	10,463
23,007	*	GameStop Corp (Class A)	453,468
65,308		Gap, Inc	1,217,341
3,636	*	Genesco, Inc	108,644
23,874		Genuine Parts Co	1,064,542

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,411	*	Group 1 Automotive, Inc	$101,921
9,665		Guess ?, Inc	392,689
4,267	*	Gymboree Corp	177,251
2,061		Haverty Furniture Cos, Inc	22,486
1,832	*	hhgregg, Inc	45,360
5,057	*	Hibbett Sports, Inc	126,172
255,499		Home Depot, Inc	8,094,207
7,426		Hot Topic, Inc	44,482
5,421	*	HSN, Inc	162,088
8,217	*	J Crew Group, Inc	276,256
35,580		JC Penney Co, Inc	967,064
4,120	*	Jo-Ann Stores, Inc	183,546
4,072	*	JOS A Bank Clothiers, Inc	173,508
1,939	*	Kirkland’s, Inc	26,875
46,676	*	Kohl’s Corp	2,458,892
89,804	*	Liberty Media Holding Corp (Interactive A)	1,231,213
40,191		Limited Brands, Inc	1,076,315
7,705		Lithia Motors, Inc (Class A)	73,891
21,469	*	LKQ Corp	446,555
217,022		Lowe’s Cos, Inc	4,837,419
4,099	*	Lumber Liquidators, Inc	100,712
63,531		Macy’s, Inc	1,466,931
5,975	*	MarineMax, Inc	42,064
7,591		Men’s Wearhouse, Inc	180,590
1,859	*	Midas, Inc	14,147
3,256		Monro Muffler, Inc	150,134
6,012	*	NetFlix, Inc	974,906
4,007	*	New York & Co, Inc	10,298
25,160		Nordstrom, Inc	935,952
4,512		Nutri/System, Inc	86,811
44,718	*	Office Depot, Inc	205,703
13,424	*	OfficeMax, Inc	175,720
5,014	*	Orbitz Worldwide, Inc	31,588
20,759	*	O’Reilly Automotive, Inc	1,104,379
2,214	*	Overstock.com, Inc	34,804
12,514	*	Pacific Sunwear Of California, Inc	65,448
5,394	*	Penske Auto Group, Inc	71,201
6,689		PEP Boys - Manny Moe & Jack	70,770
3,459		PetMed Express, Inc	60,533
17,785		Petsmart, Inc	622,475
15,976	*	Pier 1 Imports, Inc	130,843
7,214	*	Priceline.com, Inc	2,512,925
18,868		RadioShack Corp	402,454
9,641		Rent-A-Center, Inc	215,766
2,652	*	Retail Ventures, Inc	28,536
18,402		Ross Stores, Inc	1,005,117
2,054	*	Rue21, Inc	53,014
18,146	*	Saks, Inc	156,056
13,325	*	Sally Beauty Holdings, Inc	149,240
6,820	*	Sears Holdings Corp	491,995
11,605	*	Select Comfort Corp	78,682
1,157	*	Shoe Carnival, Inc	23,395

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,783	*	Shutterfly, Inc	$98,320
12,938	*	Signet Jewelers Ltd	410,652
7,761	*	Sonic Automotive, Inc (Class A)	76,291
4,767		Stage Stores, Inc	61,971
109,742		Staples, Inc	2,295,803
7,214	*	Stein Mart, Inc	63,700
3,228		Systemax, Inc	39,640
9,939	*	Talbots, Inc	130,201
111,215		Target Corp	5,943,329
19,020		Tiffany & Co	893,750
61,953		TJX Companies, Inc	2,764,961
10,962		Tractor Supply Co	434,753
4,620	*	Tuesday Morning Corp	22,037
4,392	*	Ulta Salon Cosmetics & Fragrance, Inc	128,246
18,567	*	Urban Outfitters, Inc	583,746
1,757	*	US Auto Parts Network, Inc	14,407
1,490	*	Vitacost.com, Inc	8,955
2,248	*	Vitamin Shoppe, Inc	61,708
1,913	*	West Marine, Inc	19,436
15,462	*	Wet Seal, Inc (Class A)	52,416
14,492		Williams-Sonoma, Inc	459,396
356		Winmark Corp	11,905
2,680	*	Zumiez, Inc	56,709

		TOTAL RETAILING	73,555,526

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
4,462	*	Actel Corp	71,169
7,481	*	Advanced Analogic Technologies, Inc	26,258
5,194	*	Advanced Energy Industries, Inc	67,834
90,076	*	Advanced Micro Devices, Inc	640,440
707	*	Alpha & Omega Semiconductor Lt	8,032
45,373		Altera Corp	1,368,450
14,838	*	Amkor Technology, Inc	97,486
7,823	*	Anadigics, Inc	47,642
45,688		Analog Devices, Inc	1,433,689
202,000		Applied Materials, Inc	2,359,360
9,356	*	Applied Micro Circuits Corp	93,560
10,697	*	Atheros Communications, Inc	281,866
69,264	*	Atmel Corp	551,341
4,593	*	ATMI, Inc	68,252
15,982	*	Avago Technologies Ltd	359,755
27,737	*	Axcelis Technologies, Inc	53,532
7,722	*	AXT, Inc	51,120
74,659		Broadcom Corp (Class A)	2,642,182
9,255	*	Brooks Automation, Inc	62,101
3,546	*	Cabot Microelectronics Corp	114,110
7,347	*	Cavium Networks, Inc	211,300
2,455	*	Ceva, Inc	35,107
10,068	*	Cirrus Logic, Inc	179,613
3,262		Cohu, Inc	41,069
27,886	*	Conexant Systems, Inc	45,733
16,169	*	Cree, Inc	877,815

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,295	*	Cymer, Inc	$159,259
23,784	*	Cypress Semiconductor Corp	299,203
4,658	*	Diodes, Inc	79,605
3,224	*	DSP Group, Inc	22,568
12,197	*	Energy Conversion Devices, Inc	61,229
24,512	*	Entegris, Inc	114,471
9,062	*	Entropic Communications, Inc	86,995
29,126	*	Evergreen Solar, Inc	21,378
6,660	*	Exar Corp	39,893
17,018	*	Fairchild Semiconductor International, Inc	159,969
5,343	*	FEI Co	104,563
8,331	*	First Solar, Inc	1,227,573
7,025	*	Formfactor, Inc	60,415
11,956	*	FSI International, Inc	31,803
2,225	*	GSI Technology, Inc	12,749
8,891	*	GT Solar International, Inc	74,418
4,434	*	Hittite Microwave Corp	211,280
22,756	*	Integrated Device Technology, Inc	133,123
6,037	*	Integrated Silicon Solution, Inc	51,979
839,167		Intel Corp	16,137,180
10,337	*	International Rectifier Corp	218,007
17,701		Intersil Corp (Class A)	206,925
3,943	*	IXYS Corp	37,656
25,568		Kla-Tencor Corp	900,761
8,389	*	Kopin Corp	29,781
13,988	*	Kulicke & Soffa Industries, Inc	86,586
19,074	*	Lam Research Corp	798,247
16,094	*	Lattice Semiconductor Corp	76,447
33,705		Linear Technology Corp	1,035,755
98,313	*	LSI Logic Corp	448,307
32,029	*	LTX-Credence Corp	66,941
81,444	*	Marvell Technology Group Ltd	1,426,084
16,688	*	Mattson Technology, Inc	45,892
45,457		Maxim Integrated Products, Inc	841,409
1,022	*	MaxLinear, Inc	11,467
34,153	*	MEMC Electronic Materials, Inc	407,104
6,546		Micrel, Inc	64,544
27,696		Microchip Technology, Inc	871,039
128,433	*	Micron Technology, Inc	926,002
11,762	*	Microsemi Corp	201,718
5,326	*	Microtune, Inc	15,445
8,553	*	Mindspeed Technologies, Inc	66,457
5,410	*	MIPS Technologies, Inc	52,639
7,350	*	MKS Instruments, Inc	132,153
4,815	*	Monolithic Power Systems, Inc	78,629
3,715	*	MoSys, Inc	18,129
2,519	*	Nanometrics, Inc	37,911
36,717		National Semiconductor Corp	468,876
8,718	*	Netlogic Microsystems, Inc	240,442
14,551	*	Novellus Systems, Inc	386,766
527	*	NVE Corp	22,677
86,090	*	Nvidia Corp	1,005,531

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,091	*	Omnivision Technologies, Inc	$163,377
64,615	*	ON Semiconductor Corp	465,874
3,154	*	PDF Solutions, Inc	11,670
3,376	*	Pericom Semiconductor Corp	29,337
9,190	*	Photronics, Inc	48,615
4,641	*	PLX Technology, Inc	16,800
34,482	*	PMC - Sierra, Inc	253,788
3,642		Power Integrations, Inc	115,779
14,817	*	Rambus, Inc	308,786
38,078	*	RF Micro Devices, Inc	233,799
2,775	*	Rubicon Technology, Inc	62,965
4,895	*	Rudolph Technologies, Inc	40,677
10,073	*	Semtech Corp	203,374
4,033	*	Sigma Designs, Inc	46,339
11,131	*	Silicon Image, Inc	53,206
7,123	*	Silicon Laboratories, Inc	261,058
26,591	*	Skyworks Solutions, Inc	549,902
1,826	*	Spansion, Inc	27,335
3,504	*	Standard Microsystems Corp	79,926
16,058	*	Sunpower Corp (Class A)	231,235
2,158	*	Supertex, Inc	47,735
27,146	*	Teradyne, Inc	302,406
6,982	*	Tessera Technologies, Inc	129,167
184,847		Texas Instruments, Inc	5,016,747
15,493	*	Trident Microsystems, Inc	26,493
21,846	*	Triquint Semiconductor, Inc	209,722
3,140	*	Ultra Clean Holdings	27,067
3,339	*	Ultratech, Inc	57,097
10,487	*	Varian Semiconductor Equipment Associates, Inc	301,816
5,715	*	Veeco Instruments, Inc	199,282
3,529	*	Volterra Semiconductor Corp	75,944
38,937		Xilinx, Inc	1,036,114
7,072	*	Zoran Corp	54,030

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	52,792,258

SOFTWARE & SERVICES - 8.7%
92,550		Accenture plc	3,932,451
5,144	*	ACI Worldwide, Inc	115,174
78,009		Activision Blizzard, Inc	844,057
5,557	*	Actuate Corp	28,619
9,361	*	Acxiom Corp	148,465
79,155	*	Adobe Systems, Inc	2,069,903
2,688	*	Advent Software, Inc	140,287
27,309	*	Akamai Technologies, Inc	1,370,366
8,023	*	Alliance Data Systems Corp	523,581
31,952	*	Amdocs Ltd	915,744
2,477	*	American Software, Inc (Class A)	14,614
2,627	*	Ancestry.com, Inc	59,791
13,902	*	Ansys, Inc	587,360
16,045	*	AOL, Inc	397,114
970	*	Archipelago Learning, Inc	11,611
3,488	*	ArcSight, Inc	151,937

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,654	*	Ariba, Inc	$258,061
23,249	*	Art Technology Group, Inc	96,018
8,648	*	Aspen Technology, Inc	89,680
34,478	*	Autodesk, Inc	1,102,262
76,236		Automatic Data Processing, Inc	3,204,199
6,491		Blackbaud, Inc	156,044
5,674	*	Blackboard, Inc	204,491
27,935	*	BMC Software, Inc	1,130,809
3,413	*	Bottomline Technologies, Inc	52,424
19,225		Broadridge Financial Solutions, Inc	439,676
58,498		CA, Inc	1,235,478
4,887	*	CACI International, Inc (Class A)	221,186
40,642	*	Cadence Design Systems, Inc	310,098
1,337		Cass Information Systems, Inc	45,872
4,748	*,b	CDC Corp	20,084
9,513	*	Ciber, Inc	28,634
27,924	*	Citrix Systems, Inc	1,905,534
45,018	*	Cognizant Technology Solutions Corp (Class A)	2,902,310
6,588	*	Commvault Systems, Inc	171,486
23,186		Computer Sciences Corp	1,066,556
1,871	*	Computer Task Group, Inc	14,294
32,586	*	Compuware Corp	277,959
3,014	*	comScore, Inc	70,889
6,271	*	Concur Technologies, Inc	310,038
4,013	*	Constant Contact, Inc	85,999
13,928	*	Convergys Corp	145,548
4,647	*	CSG Systems International, Inc	84,715
5,673	*	DealerTrack Holdings, Inc	96,895
3,070	*	Deltek, Inc	24,591
2,284	*	DemandTec, Inc	21,492
3,392		Diamond Management & Technology Consultants, Inc	42,400
2,577	*	Dice Holdings, Inc	21,853
6,238	*	Digital River, Inc	212,342
3,548	*	DivX, Inc	33,812
995	*	DMRC Corp	23,343
5,617		DST Systems, Inc	251,866
17,903		Earthlink, Inc	162,738
172,945	*	eBay, Inc	4,219,859
4,856	*	Ebix, Inc	113,873
1,440	*	Echo Global Logistics, Inc	18,389
49,571	*	Electronic Arts, Inc	814,452
6,395	*	Epicor Software Corp	55,637
5,121		EPIQ Systems, Inc	62,783
549	*	ePlus, Inc	11,776
6,807	*	Equinix, Inc	696,696
6,895	*	Euronet Worldwide, Inc	124,041
2,211	*	ExlService Holdings, Inc	43,004
7,177		Factset Research Systems, Inc	582,270
6,772		Fair Isaac Corp	166,998
4,355	*	FalconStor Software, Inc	13,326
39,868		Fidelity National Information Services, Inc	1,081,619
17,927		First American Corp	343,481

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,943	*	Fiserv, Inc	$1,234,792
2,553	*	Forrester Research, Inc	84,453
6,417	*	Fortinet, Inc	160,425
11,356	*	Gartner, Inc	334,321
10,616	*	Genpact Ltd	188,222
13,960	*	Global Cash Access, Inc	56,957
12,265		Global Payments, Inc	526,046
36,737	*	Google, Inc (Class A)	19,315,948
9,802	*	GSI Commerce, Inc	242,109
1,816	*	Guidance Software, Inc	10,605
4,601	*	Hackett Group, Inc	19,002
5,152		Heartland Payment Systems, Inc	78,413
13,998	*	Hewitt Associates, Inc (Class A)	705,919
12,934	*	IAC/InterActiveCorp	339,776
3,252		iGate Corp	58,991
13,805	*	Informatica Corp	530,250
4,817	*	Infospace, Inc	41,715
2,229	*	Integral Systems, Inc	16,450
1,456	*	Interactive Intelligence, Inc	25,626
7,762	*	Internap Network Services Corp	38,111
193,381		International Business Machines Corp	25,940,128
3,802	*	Internet Brands, Inc (Class A)	50,491
5,158	*	Internet Capital Group, Inc	56,893
42,171	*	Intuit, Inc	1,847,512
7,508	*	j2 Global Communications, Inc	178,615
13,140		Jack Henry & Associates, Inc	335,070
5,849	*	JDA Software Group, Inc	148,331
2,696	*	Kenexa Corp	47,234
1,540		Keynote Systems, Inc	17,895
2,812	*	KIT Digital, Inc	33,716
4,073	*	Knot, Inc	37,186
18,943	*	Lawson Software, Inc	160,447
14,252		Lender Processing Services, Inc	473,594
6,364	*	Limelight Networks, Inc	37,420
7,899	*	Lionbridge Technologies	33,966
1,637	*	Liquidity Services, Inc	26,208
5,626	*	Liveperson, Inc	47,258
8,113	*	Local.com Corp	35,859
2,720	*	LogMeIn, Inc	97,866
3,024	*	LoopNet, Inc	35,804
7,394	*	Magma Design Automation, Inc	27,358
3,884	*	Manhattan Associates, Inc	113,995
3,758	*	Mantech International Corp (Class A)	148,817
4,509		Marchex, Inc (Class B)	24,574
14,762		Mastercard, Inc (Class A)	3,306,688
2,652		MAXIMUS, Inc	163,310
23,471	*	McAfee, Inc	1,109,239
15,202	*	Mentor Graphics Corp	160,685
12,068	*	Micros Systems, Inc	510,838
1,155,096		Microsoft Corp	28,288,301
1,561	*	MicroStrategy, Inc (Class A)	135,198
6,065	*	ModusLink Global Solutions, Inc	38,513

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,317	*	MoneyGram International, Inc	$27,613
3,036	*	Monotype Imaging Holdings, Inc	27,779
17,890	*	Monster Worldwide, Inc	231,854
22,753	*	Move, Inc	50,739
775	*	NCI, Inc (Class A)	14,663
5,383	*	Netscout Systems, Inc	110,405
2,364	*	NetSuite, Inc	55,719
11,355	*	NeuStar, Inc (Class A)	282,285
10,287		NIC, Inc	85,279
50,470	*	Novell, Inc	301,306
34,189	*	Nuance Communications, Inc	534,716
2,235	*	Online Resources Corp	9,923
2,587	*	OpenTable, Inc	176,123
11,289	*	Openwave Systems, Inc	19,191
1,975		Opnet Technologies, Inc	35,846
574,463		Oracle Corp	15,424,332
17,873	*	Parametric Technology Corp	349,238
48,521		Paychex, Inc	1,333,842
3,306		Pegasystems, Inc	102,651
3,337	*	Perficient, Inc	30,500
6,875	*	Progress Software Corp	227,563
2,595	*	PROS Holdings, Inc	24,082
1,629		QAD, Inc	6,777
2,000	*	QLIK Technologies, Inc	44,100
9,655	*	Quest Software, Inc	237,416
1,400	*	QuinStreet, Inc	21,042
14,660	*	Rackspace Hosting, Inc	380,867
3,782	*	Radiant Systems, Inc	64,672
2,100	*	RealD, Inc	38,829
11,328	*	RealNetworks, Inc	36,929
2,100	*	RealPage, Inc	40,068
28,375	*	Red Hat, Inc	1,163,375
1,906		Renaissance Learning, Inc	19,422
3,284	*	RightNow Technologies, Inc	64,695
1,495	*	Rosetta Stone, Inc	31,754
15,430	*	Rovi Corp	777,826
7,004	*	S1 Corp	36,491
3,078	*	Saba Software, Inc	16,744
46,972	*	SAIC, Inc	750,613
17,234	*	Salesforce.com, Inc	1,926,761
14,552		Sapient Corp	174,187
5,120	*	SAVVIS, Inc	107,930
4,340	*	Smith Micro Software, Inc	43,140
4,888	*	SolarWinds, Inc	84,367
10,523		Solera Holdings, Inc	464,696
3,596	*	Sonic Solutions, Inc	40,922
3,857	*	Sourcefire, Inc	111,236
6,183	*	SRA International, Inc (Class A)	121,929
3,472	*	SRS Labs, Inc	32,428
1,721	*	SS&C Technologies Holdings, Inc	27,192
1,595	*	Stamps.com, Inc	20,735
8,914	*	SuccessFactors, Inc	223,831

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

12,281	*	SupportSoft, Inc	$56,247
120,131	*	Symantec Corp	1,822,387
3,129	*	Synchronoss Technologies, Inc	55,727
22,591	*	Synopsys, Inc	559,579
2,326		Syntel, Inc	103,507
1,600	*	TA Indigo Holding Corp	27,056
9,994	*	Take-Two Interactive Software, Inc	101,339
6,329	*	Taleo Corp (Class A)	183,478
1,516	*	TechTarget, Inc	7,959
11,663	*	TeleCommunication Systems, Inc (Class A)	45,602
1,184	*	TeleNav, Inc	6,263
5,072	*	TeleTech Holdings, Inc	75,268
25,098	*	Teradata Corp	967,779
7,384	*	Terremark Worldwide, Inc	76,351
9,397	*	THQ, Inc	37,776
24,983	*	TIBCO Software, Inc	443,198
2,223	*	Tier Technologies, Inc	12,315
15,714	*	TiVo, Inc	142,369
3,451	*	TNS, Inc	58,494
24,749		Total System Services, Inc	377,175
740	*	Travelzoo, Inc	19,062
5,540	*	Tyler Technologies, Inc	111,686
4,061	*	Ultimate Software Group, Inc	156,917
1,952	*	Unica Corp	40,953
6,062	*	Unisys Corp	169,130
11,441		United Online, Inc	65,443
11,980	*	Valueclick, Inc	156,698
3,541	*	Vasco Data Security International	23,017
13,002	*	VeriFone Holdings, Inc	403,972
28,250	*	VeriSign, Inc	896,655
4,523		VirnetX Holding Corp	66,398
1,678	*	Virtusa Corp	16,260
70,229		Visa, Inc (Class A)	5,215,207
6,569	*	VistaPrint Ltd	253,892
11,064	*	VMware, Inc (Class A)	939,776
1,957	*	Vocus, Inc	36,165
20,436	*	Wave Systems Corp	45,777
8,981	*	WebMD Health Corp (Class A)	447,882
6,273	*	Websense, Inc	111,283
101,069		Western Union Co	1,785,889
6,114	*	Wright Express Corp	218,331
208,253	*	Yahoo!, Inc	2,950,946
7,995	*	Zix Corp	22,706

		TOTAL SOFTWARE & SERVICES	169,738,631

TECHNOLOGY HARDWARE & EQUIPMENT - 6.9%
6,440	*	Acme Packet, Inc	244,334
13,891	*	ADC Telecommunications, Inc	175,999
9,558		Adtran, Inc	337,397
52,357	*	Agilent Technologies, Inc	1,747,153
3,098	*	Agilysys, Inc	20,137
26,091		Amphenol Corp (Class A)	1,277,937

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,123	*	Anaren, Inc	$35,645
4,367	*	Anixter International, Inc	235,774
137,254	*	Apple, Inc	38,945,824
17,558	*	Arris Group, Inc	171,542
18,253	*	Arrow Electronics, Inc	487,903
10,357	*	Aruba Networks, Inc	221,018
4,281	*	Avid Technology, Inc	56,124
22,825	*	Avnet, Inc	616,503
7,237		AVX Corp	100,015
1,273		Bel Fuse, Inc (Class B)	26,504
9,039	*	Benchmark Electronics, Inc	148,240
4,790	*	BigBand Networks, Inc	13,604
3,290		Black Box Corp	105,477
5,667	*	Blue Coat Systems, Inc	136,348
9,435	*	Bookham, Inc	151,054
9,874	*	Brightpoint, Inc	69,019
66,788	*	Brocade Communications Systems, Inc	390,042
1,112	*	Calix Networks, Inc	15,968
5,790	*	Checkpoint Systems, Inc	117,827
12,943	*	Ciena Corp	201,523
861,309	*	Cisco Systems, Inc	18,862,667
7,434	*	Cogent, Inc	79,098
5,421		Cognex Corp	145,391
4,080	*	Coherent, Inc	163,241
14,519	*	CommScope, Inc	344,681
2,919	*	Compellent Technologies, Inc	53,067
3,983	*	Comtech Telecommunications Corp	108,935
3,835	*	Comverge, Inc	30,143
234,746		Corning, Inc	4,291,157
1,099	*	CPI International, Inc	15,386
6,459	*	Cray, Inc	42,629
4,143		CTS Corp	39,856
4,257		Daktronics, Inc	41,804
1,723		DDi Corp	15,921
255,862	*	Dell, Inc	3,315,972
5,102	*	DG FastChannel, Inc	110,969
10,023		Diebold, Inc	311,615
3,355	*	Digi International, Inc	31,839
8,048	*	Dolby Laboratories, Inc (Class A)	457,207
2,791	*	DTS, Inc	106,532
4,401	*	Echelon Corp	37,629
6,307	*	EchoStar Corp (Class A)	120,338
1,975		Electro Rent Corp	26,228
3,793	*	Electro Scientific Industries, Inc	42,140
7,077	*	Electronics for Imaging, Inc	85,773
309,185	*	EMC Corp	6,279,547
2,562	*	EMS Technologies, Inc	47,730
11,478	*	Emulex Corp	119,830
10,622	*	Extreme Networks, Inc	33,034
12,049	*	F5 Networks, Inc	1,250,807
1,400	*	Fabrinet	22,148
2,570	*	FARO Technologies, Inc	56,052

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,973	*	Finisar Corp	$224,973
23,258	*	Flir Systems, Inc	597,731
3,514	*	Gerber Scientific, Inc	21,681
2,251	*	Globecomm Systems, Inc	18,841
13,131	*	Harmonic, Inc	90,341
19,520		Harris Corp	864,541
8,357	*	Harris Stratex Networks, Inc (Class A)	34,180
353,728		Hewlett-Packard Co	14,881,337
1,234	*	Hughes Communications, Inc	33,627
10,730	*	Hutchinson Technology, Inc	37,233
6,383	*	Hypercom Corp	41,490
2,809	*	ICx Technologies, Inc	21,208
3,492	*	Imation Corp	32,580
5,014	*	Immersion Corp	29,633
11,957	*	Infinera Corp	139,538
24,810	*	Ingram Micro, Inc (Class A)	418,297
6,354	*	Insight Enterprises, Inc	99,377
7,043	*	InterDigital, Inc	208,543
8,054	*	Intermec, Inc	98,742
3,187	*	Intevac, Inc	31,902
3,189	*	IPG Photonics Corp	76,982
4,198	*	Isilon Systems, Inc	93,531
6,060	*	Itron, Inc	371,054
3,822	*	Ixia	47,393
27,401		Jabil Circuit, Inc	394,848
32,460	*	JDS Uniphase Corp	402,179
79,143	*	Juniper Networks, Inc	2,401,990
1,627		Keithley Instruments, Inc	34,997
1,929	*	KVH Industries, Inc	28,954
10,366	*	L-1 Identity Solutions, Inc	121,593
11,809	*	Lexmark International, Inc (Class A)	526,918
2,964	*	Littelfuse, Inc	129,527
1,474	*	Loral Space & Communications, Inc	76,943
3,099	*	Maxwell Technologies, Inc	45,276
2,568	*	Measurement Specialties, Inc	47,457
3,210	*	Mercury Computer Systems, Inc	38,616
769	*	Meru Networks, Inc	13,258
4,466		Methode Electronics, Inc	40,551
18,854	*	Microvision, Inc	41,290
20,016		Molex, Inc	418,935
349,593	*	Motorola, Inc	2,982,028
2,968		MTS Systems Corp	92,008
1,582	*	Multi-Fineline Electronix, Inc	34,788
8,883		National Instruments Corp	290,119
24,549	*	NCR Corp	334,603
51,835	*	NetApp, Inc	2,580,865
7,172	*	Netezza Corp	193,285
5,241	*	Netgear, Inc	141,559
18,337	*	Network Engines, Inc	26,772
3,837	*	Network Equipment Technologies, Inc	13,238
4,543	*	Newport Corp	51,518
3,784	*	Novatel Wireless, Inc	29,818

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,843	*	Occam Networks, Inc	$14,431
2,897	*	Oplink Communications, Inc	57,476
4,847	*	OpNext, Inc	7,610
2,734	*	OSI Systems, Inc	99,299
2,895		Park Electrochemical Corp	76,254
1,332	*	PC Connection, Inc	9,098
2,257	*	PC-Tel, Inc	13,858
6,817		Plantronics, Inc	230,278
5,520	*	Plexus Corp	162,012
12,811	*	Polycom, Inc	349,484
11,404	*	Power-One, Inc	103,662
19,437	*	Powerwave Technologies, Inc	35,375
4,034	*	Presstek, Inc	8,834
17,003	*	QLogic Corp	299,933
247,392		Qualcomm, Inc	11,162,327
44,110	*	Quantum Corp	93,513
3,724	*	Rackable Systems, Inc	28,898
3,200	*	Radisys Corp	30,144
2,127		Richardson Electronics Ltd	22,334
2,264	*	Rimage Corp	37,220
9,483	*	Riverbed Technology, Inc	432,235
4,146	*	Rofin-Sinar Technologies, Inc	105,225
2,746	*	Rogers Corp	86,444
34,461	*	SanDisk Corp	1,262,996
13,155	*	Sanmina-SCI Corp	158,912
3,792	*	Scansource, Inc	105,190
4,433	*	Seachange International, Inc	32,849
73,327	*	Seagate Technology, Inc	863,792
5,245	*	ShoreTel, Inc	26,015
11,262	*	Smart Modular Technologies WWH, Inc	67,910
27,810	*	Sonus Networks, Inc	98,169
1,646	*	Spectrum Control, Inc	24,229
5,728	*	STEC, Inc	71,314
2,840	*	Stratasys, Inc	78,725
3,455	*	Super Micro Computer, Inc	35,897
2,670		Sycamore Networks, Inc	86,535
5,168	*	Symmetricom, Inc	29,561
4,722	*	Synaptics, Inc	132,877
3,139	*	SYNNEX Corp	88,331
7,759	*	Tech Data Corp	312,688
6,422		Technitrol, Inc	28,321
9,552	*	Tekelec	123,794
57,942		Tellabs, Inc	431,668
714		Tessco Technologies, Inc	10,760
18,233	*	Trimble Navigation Ltd	638,884
12,109	*	TTM Technologies, Inc	118,547
4,272	*	Universal Display Corp	100,392
16,956	*	Utstarcom, Inc	36,795
4,885	*	Viasat, Inc	200,822
624	*	Viasystems Group, Inc	9,485
24,353	*	Vishay Intertechnology, Inc	235,737
1,739	*	Vishay Precision Group, Inc	27,146

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

34,491	*	Western Digital Corp	$979,199
207,405		Xerox Corp	2,146,641
3,470	*	X-Rite, Inc	13,151
4,217	*	Xyratex Ltd	62,580
9,043	*	Zebra Technologies Corp (Class A)	304,207
1,695	*	Zygo Corp	16,611

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	135,213,639

TELECOMMUNICATION SERVICES - 2.9%
3,578	*	AboveNet, Inc	186,378
6,255		Alaska Communications Systems Group, Inc	63,488
61,184	*	American Tower Corp (Class A)	3,136,293
891,121		AT&T, Inc	25,486,060
1,348		Atlantic Tele-Network, Inc	66,376
3,823	*	Cbeyond Communications, Inc	49,049
45,854		CenturyTel, Inc	1,809,399
30,375	*	Cincinnati Bell, Inc	81,101
22,597	*	Clearwire Corp (Class A)	182,810
6,214	*	Cogent Communications Group, Inc	58,847
4,743		Consolidated Communications Holdings, Inc	88,552
43,668	*	Crown Castle International Corp	1,927,942
11,902	*	FiberTower Corp	50,464
148,348		Frontier Communications Corp	1,212,003
6,672	*	General Communication, Inc (Class A)	66,520
4,259	*	Global Crossing Ltd	54,771
22,704	*	Globalstar, Inc	39,505
13,517	*	ICO Global Communications Holdings Ltd (Class A)	22,168
1,924	*	IDT Corp (Class B)	34,228
4,769	*	Iridium Communications, Inc	40,727
8,555	*	Leap Wireless International, Inc	105,654
249,013	*	Level 3 Communications, Inc	233,400
36,427	*	MetroPCS Communications, Inc	381,026
4,748	*	Neutral Tandem, Inc	56,739
25,151	*	NII Holdings, Inc (Class B)	1,033,706
4,242		NTELOS Holdings Corp	71,775
17,591	*	PAETEC Holding Corp	72,299
8,219	*	Premiere Global Services, Inc	58,191
261,213		Qwest Communications International, Inc	1,637,806
17,744	*	SBA Communications Corp (Class A)	715,083
3,024		Shenandoah Telecom Co	54,946
443,388	*	Sprint Nextel Corp	2,052,887
10,911	*	Syniverse Holdings, Inc	247,352
12,696		Telephone & Data Systems, Inc	416,429
22,806	*	tw telecom inc (Class A)	423,507
2,356	*	US Cellular Corp	108,305
3,068		USA Mobility, Inc	49,180
426,349		Verizon Communications, Inc	13,894,713
14,519	*	Vonage Holdings Corp	37,023
72,652		Windstream Corp	892,893

		TOTAL TELECOMMUNICATION SERVICES	57,199,595

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.0%
12,897	*	Air Transport Services Group, Inc	$78,543
19,525	*	Airtran Holdings, Inc	143,509
5,733	*	Alaska Air Group, Inc	292,555
6,234		Alexander & Baldwin, Inc	217,193
2,763		Allegiant Travel Co	116,930
1,268	*	Amerco, Inc	100,781
1,735	*	American Commercial Lines, Inc	48,372
47,949	*	AMR Corp	300,640
3,476		Arkansas Best Corp	84,223
3,899	*	Atlas Air Worldwide Holdings, Inc	196,120
16,837	*	Avis Budget Group, Inc	196,151
2,328		Baltic Trading Ltd	25,631
3,500	*	Celadon Group, Inc	48,335
24,934		CH Robinson Worldwide, Inc	1,743,385
21,027	*	Continental Airlines, Inc (Class B)	522,311
7,789		Con-way, Inc	241,381
4,875		Copa Holdings S.A. (Class A)	262,811
58,997		CSX Corp	3,263,714
117,147	*	Delta Air Lines, Inc	1,363,591
4,077	*	Dollar Thrifty Automotive Group, Inc	204,421
2,064	*	Dynamex, Inc	31,476
9,136	*	Eagle Bulk Shipping, Inc	47,690
10,669	*	Excel Maritime Carriers Ltd	59,960
32,003		Expeditors International Washington, Inc	1,479,499
47,099		FedEx Corp	4,026,965
4,865		Forward Air Corp	126,490
5,317	*	Genco Shipping & Trading Ltd	84,753
5,825	*	Genesee & Wyoming, Inc (Class A)	252,747
7,782	*	Hawaiian Holdings, Inc	46,614
8,776		Heartland Express, Inc	130,499
29,132	*	Hertz Global Holdings, Inc	308,508
6,116		Horizon Lines, Inc (Class A)	25,687
5,990	*	Hub Group, Inc (Class A)	175,267
800		International Shipholding Corp	22,592
13,709		J.B. Hunt Transport Services, Inc	475,702
34,462	*	JetBlue Airways Corp	230,551
15,408	*	Kansas City Southern Industries, Inc	576,413
8,167	*	Kirby Corp	327,170
8,196		Knight Transportation, Inc	158,429
7,597		Landstar System, Inc	293,396
2,770		Marten Transport Ltd	64,209
55,649		Norfolk Southern Corp	3,311,672
5,994	*	Old Dominion Freight Line	152,367
6,494	*	Pacer International, Inc	39,224
665	*	PAM Transportation Services, Inc	8,366
2,493	*	Park-Ohio Holdings Corp	33,157
174	*	Patriot Transportation Holding, Inc	12,203
4,900	*	Pinnacle Airlines	26,607
3,540	*	Quality Distribution, Inc	22,550
3,074	*	RailAmerica, Inc	29,603
7,771	*	Republic Airways Holdings, Inc	64,344
1,466	*	Roadrunner Transportation Services Holdings, Inc	15,891

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,498		Ryder System, Inc	$320,689
2,640	*	Saia, Inc	39,415
9,545		Skywest, Inc	133,248
111,955		Southwest Airlines Co	1,463,252
25,213	*	UAL Corp	595,783
3,322	*	Ultrapetrol Bahamas Ltd	21,327
76,427		Union Pacific Corp	6,251,729
107,378		United Parcel Service, Inc (Class B)	7,161,038
1,485		Universal Truckload Services, Inc	23,255
25,424	*	US Airways Group, Inc	235,172
973	*	USA Truck, Inc	14,576
14,351		UTI Worldwide, Inc	230,764
7,066		Werner Enterprises, Inc	144,782

		TOTAL TRANSPORTATION	38,746,228

UTILITIES - 3.7%
100,715	*	AES Corp	1,143,116
11,662		AGL Resources, Inc	447,354
25,503		Allegheny Energy, Inc	625,334
5,045		Allete, Inc	183,789
16,651		Alliant Energy Corp	605,264
35,832		Ameren Corp	1,017,629
2,828	*	American DG Energy, Inc	8,427
72,004		American Electric Power Co, Inc	2,608,705
2,633		American States Water Co	94,209
26,243		American Water Works Co, Inc	610,675
20,588		Aqua America, Inc	419,995
832		Artesian Resources Corp	15,866
14,102		Atmos Energy Corp	412,484
8,950		Avista Corp	186,876
5,542		Black Hills Corp	172,910
1,229	*	Cadiz, Inc	12,610
3,373		California Water Service Group	124,632
52,502	*	Calpine Corp	653,650
63,258		Centerpoint Energy, Inc	994,416
1,608		Central Vermont Public Service Corp	32,433
2,833		CH Energy Group, Inc	125,105
1,823		Chesapeake Utilities Corp	66,029
9,447		Cleco Corp	279,820
34,582		CMS Energy Corp	623,168
1,994		Connecticut Water Service, Inc	47,756
42,394		Consolidated Edison, Inc	2,044,239
1,590		Consolidated Water Co, Inc	15,073
27,789		Constellation Energy Group, Inc	895,917
89,614		Dominion Resources, Inc	3,912,546
17,807		DPL, Inc	465,297
25,325		DTE Energy Co	1,163,177
197,433		Duke Energy Corp	3,496,537
13,754	*	Dynegy, Inc (Class A)	66,982
48,984		Edison International	1,684,560
6,273	*	El Paso Electric Co	149,172
6,583		Empire District Electric Co	132,647

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,881		Energen Corp	$497,479
28,784		Entergy Corp	2,202,840
99,325		Exelon Corp	4,229,258
45,842		FirstEnergy Corp	1,766,751
62,340		NextEra Energy, Inc	3,390,673
20,373		Great Plains Energy, Inc	385,050
14,353		Hawaiian Electric Industries, Inc	323,517
7,541		Idacorp, Inc	270,873
11,742		Integrys Energy Group, Inc	611,289
7,575		ITC Holdings Corp	471,544
3,910		Laclede Group, Inc	134,582
28,278		MDU Resources Group, Inc	564,146
3,991		MGE Energy, Inc	158,004
1,627		Middlesex Water Co	27,399
20,529	*	Mirant Corp	204,469
11,148		National Fuel Gas Co	577,578
6,481		New Jersey Resources Corp	254,185
6,986		Nicor, Inc	320,099
41,677		NiSource, Inc	725,180
26,464		Northeast Utilities	782,540
4,205		Northwest Natural Gas Co	199,527
5,933		NorthWestern Corp	169,091
38,320	*	NRG Energy, Inc	797,822
16,273		NSTAR	640,343
35,324		NV Energy, Inc	464,511
14,613		OGE Energy Corp	582,620
15,975		Oneok, Inc	719,513
2,776		Ormat Technologies, Inc	80,976
5,102		Otter Tail Corp	104,030
33,770		Pepco Holdings, Inc	628,122
55,987		PG&E Corp	2,542,930
10,955		Piedmont Natural Gas Co, Inc	317,695
16,450		Pinnacle West Capital Corp	678,892
12,278		PNM Resources, Inc	139,846
11,941		Portland General Electric Co	242,163
72,517		PPL Corp	1,974,638
43,173		Progress Energy, Inc	1,917,745
76,073		Public Service Enterprise Group, Inc	2,516,495
26,339		Questar Corp	461,723
48,400	*	Reliant Energy, Inc	171,820
17,093		SCANA Corp	689,190
37,223		Sempra Energy	2,002,597
1,735		SJW Corp	42,733
4,732		South Jersey Industries, Inc	234,092
124,650		Southern Co	4,641,965
6,820		Southwest Gas Corp	229,084
32,172		TECO Energy, Inc	557,219
16,410		UGI Corp	469,490
7,594		UIL Holdings Corp	213,847
5,719		Unisource Energy Corp	191,186
1,437		Unitil Corp	31,542
12,509		Vectren Corp	323,608

TIAA-CREF FUNDS - Equity Index Fund

SHARES	COMPANY	VALUE

16,630	Westar Energy, Inc	$402,945
7,825	WGL Holdings, Inc	295,629
17,579	Wisconsin Energy Corp	1,016,066
69,093	Xcel Energy, Inc	1,587,066
1,526	York Water Co	24,462

	TOTAL UTILITIES	71,739,078

	TOTAL COMMON STOCKS	1,951,385,484

	(Cost $1,806,580,701)

RIGHTS / WARRANTS - 0.0%
CONSUMER SERVICES - 0.0%
111	Krispy Kreme Doughnuts, Inc	6

	TOTAL CONSUMER SERVICES	6

	TOTAL RIGHTS / WARRANTS	6

	(Cost $0)

	TOTAL INVESTMENTS - 99.9%	1,951,385,490
	(Cost $1,806,580,701)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	2,548,997

	NET ASSETS - 100.0%	$1,953,934,487

Abbreviation(s):
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
SPDR - Standard & Poor’s Depository Receipts

*	Non-income producing.
b	In bankruptcy.

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.7%
357,002	*	Ford Motor Co	$4,369,705
22,637	*	Goodyear Tire & Rubber Co	243,348
25,539		Harley-Davidson, Inc	726,329
69,890		Johnson Controls, Inc	2,131,645

		TOTAL AUTOMOBILES & COMPONENTS	7,471,027

BANKS - 2.8%
71,929		BB&T Corp	1,732,050
18,302		Comerica, Inc	679,919
82,659		Fifth Third Bancorp	994,388
25,982	*	First Horizon National Corp	296,460
54,662		Hudson City Bancorp, Inc	670,156
72,963		Huntington Bancshares, Inc	413,700
91,373		Keycorp	727,329
8,878		M&T Bank Corp	726,309
57,426		Marshall & Ilsley Corp	404,279
37,536		People’s United Financial, Inc	491,346
54,537		PNC Financial Services Group, Inc	2,831,016
130,367		Regions Financial Corp	947,768
51,893		SunTrust Banks, Inc	1,340,396
199,002		US Bancorp	4,302,423
543,230		Wells Fargo & Co	13,651,371
17,749		Zions Bancorporation	379,119

		TOTAL BANKS	30,588,029

CAPITAL GOODS - 8.0%
74,023		3M Co	6,418,534
75,949		Boeing Co	5,053,646
65,443		Caterpillar, Inc	5,149,054
20,634		Cummins, Inc	1,869,028
55,549		Danaher Corp	2,255,845
43,997		Deere & Co	3,070,110
19,375		Dover Corp	1,011,569
17,418		Eaton Corp	1,436,811
78,100		Emerson Electric Co	4,112,746
15,303		Fastenal Co	813,966
5,806		Flowserve Corp	635,293
18,556		Fluor Corp	919,078
39,483		General Dynamics Corp	2,479,927
1,109,750		General Electric Co	18,033,438
12,808		Goodrich Corp	944,334
80,155		Honeywell International, Inc	3,522,011
52,264		Illinois Tool Works, Inc	2,457,453
19,037		ITT Industries, Inc	891,503

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

13,051	*	Jacobs Engineering Group, Inc	$505,074
11,882		L-3 Communications Holdings, Inc	858,712
30,854		Lockheed Martin Corp	2,199,273
35,111		Masco Corp	386,572
30,540		Northrop Grumman Corp	1,851,640
37,839		Paccar, Inc	1,821,948
12,240		Pall Corp	509,674
16,730		Parker Hannifin Corp	1,172,104
14,765		Precision Castparts Corp	1,880,323
23,550	*	Quanta Services, Inc	449,334
38,833		Raytheon Co	1,775,056
14,725		Rockwell Automation, Inc	908,974
16,317		Rockwell Collins, Inc	950,465
9,420		Roper Industries, Inc	613,996
5,926		Snap-On, Inc	275,618
28,504		Textron, Inc	586,042
51,660		Tyco International Ltd	1,897,472
96,438		United Technologies Corp	6,869,280
6,187		W.W. Grainger, Inc	736,934

		TOTAL CAPITAL GOODS	87,322,837

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
12,274		Avery Dennison Corp	455,611
14,043		Cintas Corp	386,885
4,781		Dun & Bradstreet Corp	354,463
12,575		Equifax, Inc	392,340
21,820		Iron Mountain, Inc	487,459
21,260		Pitney Bowes, Inc	454,539
20,606		R.R. Donnelley & Sons Co	349,478
31,804		Republic Services, Inc	969,703
15,605		Robert Half International, Inc	405,730
8,674	*	Stericycle, Inc	602,670
49,558		Waste Management, Inc	1,771,202

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	6,630,080

CONSUMER DURABLES & APPAREL - 1.0%
30,871		Coach, Inc	1,326,218
30,286		DR Horton, Inc	336,780
22,285	*	Eastman Kodak Co	93,597
15,815		Fortune Brands, Inc	778,572
6,724	*	Harman International Industries, Inc	224,649
14,462		Hasbro, Inc	643,704
15,203		Leggett & Platt, Inc	346,020
15,731		Lennar Corp (Class A)	241,943
37,339		Mattel, Inc	875,973
28,888		Newell Rubbermaid, Inc	514,495
40,110		Nike, Inc (Class B)	3,214,416
6,766		Polo Ralph Lauren Corp (Class A)	607,993
33,233	*	Pulte Homes, Inc	291,121
17,196		Stanley Works	1,053,772
8,969		VF Corp	726,668
7,597		Whirlpool Corp	615,053

		TOTAL CONSUMER DURABLES & APPAREL	11,890,974

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 1.8%
12,956	*	Apollo Group, Inc (Class A)	$665,291
45,119		Carnival Corp	1,723,997
14,372		Darden Restaurants, Inc	614,834
6,490		DeVry, Inc	319,373
31,977		H&R Block, Inc	414,102
31,669		International Game Technology	457,617
29,751		Marriott International, Inc (Class A)	1,065,978
110,478		McDonald’s Corp	8,231,717
76,823		Starbucks Corp	1,965,132
19,735		Starwood Hotels & Resorts Worldwide, Inc	1,037,074
18,485		Wyndham Worldwide Corp	507,783
7,820		Wynn Resorts Ltd	678,541
48,475		Yum! Brands, Inc	2,232,759

		TOTAL CONSUMER SERVICES	19,914,198

DIVERSIFIED FINANCIALS - 7.6%
108,657		American Express Co	4,566,854
26,059		Ameriprise Financial, Inc	1,233,372
1,041,514		Bank of America Corp	13,654,248
126,018		Bank of New York Mellon Corp	3,292,850
47,413		Capital One Financial Corp	1,875,184
102,857		Charles Schwab Corp	1,429,712
2,466,113	*	Citigroup, Inc	9,617,841
6,977		CME Group, Inc	1,817,160
56,471		Discover Financial Services	941,936
19,519	*	E*Trade Financial Corp	283,806
10,166		Federated Investors, Inc (Class B)	231,378
15,208		Franklin Resources, Inc	1,625,735
53,521		Goldman Sachs Group, Inc	7,738,067
7,686	*	IntercontinentalExchange, Inc	804,878
48,592		Invesco Ltd	1,031,608
17,606		Janus Capital Group, Inc	192,786
411,585		JPMorgan Chase & Co	15,669,040
15,759		Legg Mason, Inc	477,655
21,080	*	Leucadia National Corp	497,910
21,159		Moody’s Corp	528,552
145,006		Morgan Stanley	3,578,748
16,044	*	Nasdaq Stock Market, Inc	311,735
25,129		Northern Trust Corp	1,212,223
27,048		NYSE Euronext	772,761
50,238	*	SLM Corp	580,249
47,000		SPDR Trust Series 1	5,363,641
52,093		State Street Corp	1,961,822
26,609		T Rowe Price Group, Inc	1,332,180

		TOTAL DIVERSIFIED FINANCIALS	82,623,931

ENERGY - 10.8%
51,374		Anadarko Petroleum Corp	2,930,887
37,812		Apache Corp	3,696,501

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

44,747		Baker Hughes, Inc	$1,906,222
10,548		Cabot Oil & Gas Corp	317,600
25,141	*	Cameron International Corp	1,080,057
67,919		Chesapeake Energy Corp	1,538,365
208,700		Chevron Corp	16,915,135
153,973		ConocoPhillips	8,842,669
23,437		Consol Energy, Inc	866,232
41,445	*	Denbury Resources, Inc	658,561
45,153		Devon Energy Corp	2,923,205
7,295		Diamond Offshore Drilling, Inc	494,382
73,076		El Paso Corp	904,681
26,310		EOG Resources, Inc	2,446,041
16,706		Equitable Resources, Inc	602,418
528,530		Exxon Mobil Corp	32,657,870
12,457	*	FMC Technologies, Inc	850,689
94,547		Halliburton Co	3,126,670
10,500		Helmerich & Payne, Inc	424,830
30,340		Hess Corp	1,793,701
73,664		Marathon Oil Corp	2,438,278
10,818		Massey Energy Co	335,574
19,908		Murphy Oil Corp	1,232,703
29,620	*	Nabors Industries Ltd	534,937
43,501		National Oilwell Varco, Inc	1,934,489
18,144		Noble Energy, Inc	1,362,433
84,311		Occidental Petroleum Corp	6,601,551
27,940		Peabody Energy Corp	1,369,339
12,040		Pioneer Natural Resources Co	782,961
17,740		Questar Market Resources, Inc	534,684
16,611		Range Resources Corp	633,377
11,612	*	Rowan Cos, Inc	352,540
141,828		Schlumberger Ltd	8,738,024
35,917	*	Southwestern Energy Co	1,201,064
67,265		Spectra Energy Corp	1,516,826
12,965		Sunoco, Inc	473,223
13,670		Tesoro Corp	182,631
58,778		Valero Energy Corp	1,029,203
60,689		Williams Cos, Inc	1,159,767

		TOTAL ENERGY	117,390,320

FOOD & STAPLES RETAILING - 2.5%
45,582		Costco Wholesale Corp	2,939,583
140,983		CVS Corp	4,436,735
66,647		Kroger Co	1,443,574
39,610		Safeway, Inc	838,148
22,520		Supervalu, Inc	259,656
61,074		Sysco Corp	1,741,830
101,016		Walgreen Co	3,384,036
207,611		Wal-Mart Stores, Inc	11,111,340
15,198	*	Whole Foods Market, Inc	563,998

		TOTAL FOOD & STAPLES RETAILING	26,718,900

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 6.3%
216,316		Altria Group, Inc	$5,195,910
66,362		Archer Daniels Midland Co	2,118,275
10,682		Brown-Forman Corp (Class B)	658,438
19,992		Campbell Soup Co	714,714
239,722		Coca-Cola Co	14,028,531
34,432		Coca-Cola Enterprises, Inc	1,067,392
45,617		ConAgra Foods, Inc	1,000,837
18,250	*	Constellation Brands, Inc (Class A)	322,843
18,494	*	Dean Foods Co	188,824
24,794		Dr Pepper Snapple Group, Inc	880,683
66,662		General Mills, Inc	2,435,829
33,043		H.J. Heinz Co	1,565,247
16,031		Hershey Co	762,915
6,610		Hormel Foods Corp	294,806
12,355		J.M. Smucker Co	747,848
27,056		Kellogg Co	1,366,599
181,034		Kraft Foods, Inc (Class A)	5,586,710
15,749		Lorillard, Inc	1,264,802
13,832		McCormick & Co, Inc	581,497
21,232		Mead Johnson Nutrition Co	1,208,313
16,404		Molson Coors Brewing Co (Class B)	774,597
165,139		PepsiCo, Inc	10,971,835
190,252		Philip Morris International, Inc	10,657,918
17,452		Reynolds American, Inc	1,036,474
68,739		Sara Lee Corp	923,165
30,567		Tyson Foods, Inc (Class A)	489,683

		TOTAL FOOD, BEVERAGE & TOBACCO	66,844,685

HEALTH CARE EQUIPMENT & SERVICES - 3.8%
43,326		Aetna, Inc	1,369,535
28,943		AmerisourceBergen Corp	887,392
9,720		Bard (C.R.), Inc	791,500
60,658		Baxter International, Inc	2,893,993
24,097		Becton Dickinson & Co	1,785,588
157,455	*	Boston Scientific Corp	965,199
36,451		Cardinal Health, Inc	1,204,341
19,606	*	CareFusion Corp	487,013
7,368	*	Cerner Corp	618,838
28,253		Cigna Corp	1,010,892
15,364	*	Coventry Health Care, Inc	330,787
10,310	*	DaVita, Inc	711,699
14,800		Dentsply International, Inc	473,156
56,302	*	Express Scripts, Inc	2,741,907
17,367	*	Hospira, Inc	990,093
17,566	*	Humana, Inc	882,516
4,085	*	Intuitive Surgical, Inc	1,159,078
10,671	*	Laboratory Corp of America Holdings	836,927
27,139		McKesson Corp	1,676,647
45,013	*	Medco Health Solutions, Inc	2,343,377
112,092		Medtronic, Inc	3,764,048
9,717		Patterson Cos, Inc	278,392
15,034		Quest Diagnostics, Inc	758,766

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

33,985	*	St. Jude Medical, Inc	$1,336,970
35,434		Stryker Corp	1,773,472
50,694	*	Tenet Healthcare Corp	239,276
116,699		UnitedHealth Group, Inc	4,097,302
12,601	*	Varian Medical Systems, Inc	762,361
41,493	*	WellPoint, Inc	2,350,164
20,860	*	Zimmer Holdings, Inc	1,091,604

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	40,612,833

HOUSEHOLD & PERSONAL PRODUCTS - 2.5%
44,525		Avon Products, Inc	1,429,697
14,421		Clorox Co	962,746
50,447		Colgate-Palmolive Co	3,877,356
11,850		Estee Lauder Cos (Class A)	749,276
42,487		Kimberly-Clark Corp	2,763,779
294,634		Procter & Gamble Co	17,669,202

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	27,452,056

INSURANCE - 4.0%
35,175		ACE Ltd	2,048,944
48,871		Aflac, Inc	2,527,119
55,852		Allstate Corp	1,762,131
14,023	*	American International Group, Inc	548,299
27,995		AON Corp	1,094,884
11,020		Assurant, Inc	448,514
179,562	*	Berkshire Hathaway, Inc (Class B)	14,846,185
32,650		Chubb Corp	1,860,724
16,249		Cincinnati Financial Corp	468,784
50,983	*	Genworth Financial, Inc (Class A)	623,012
46,121		Hartford Financial Services Group, Inc	1,058,477
32,877		Lincoln National Corp	786,418
32,995		Loews Corp	1,250,511
56,309		Marsh & McLennan Cos, Inc	1,358,173
94,115		Metlife, Inc	3,618,722
33,248		Principal Financial Group	861,788
69,300		Progressive Corp	1,446,291
48,475		Prudential Financial, Inc	2,626,376
8,132		Torchmark Corp	432,134
48,785		Travelers Cos, Inc	2,541,699
33,920		UnumProvident Corp	751,328
35,501		XL Capital Ltd	768,952

		TOTAL INSURANCE	43,729,465

MATERIALS - 3.4%
22,061		Air Products & Chemicals, Inc	1,827,092
7,656		Airgas, Inc	520,225
9,135		AK Steel Holding Corp	126,154
106,003		Alcoa, Inc	1,283,696
10,097		Allegheny Technologies, Inc	469,006
9,449		Ball Corp	556,074
11,328		Bemis Co	359,664
7,378		CF Industries Holdings, Inc	704,599

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

14,364		Cleveland-Cliffs, Inc	$918,147
120,393		Dow Chemical Co	3,305,992
94,096		Du Pont (E.I.) de Nemours & Co	4,198,563
7,460		Eastman Chemical Co	552,040
24,217		Ecolab, Inc	1,228,771
7,434		FMC Corp	508,560
48,831		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,169,680
8,007		International Flavors & Fragrances, Inc	388,500
45,363		International Paper Co	986,645
17,463		MeadWestvaco Corp	425,748
56,099		Monsanto Co	2,688,825
51,109		Newmont Mining Corp	3,210,156
32,755		Nucor Corp	1,251,241
16,820	*	Owens-Illinois, Inc	471,969
13,561	*	Pactiv Corp	447,242
17,143		PPG Industries, Inc	1,248,010
31,770		Praxair, Inc	2,867,560
16,556		Sealed Air Corp	372,179
9,373		Sherwin-Williams Co	704,287
12,520		Sigma-Aldrich Corp	755,958
8,089	*	Titanium Metals Corp	161,456
14,902		United States Steel Corp	653,304
13,210		Vulcan Materials Co	487,713

		TOTAL MATERIALS	37,849,056

MEDIA - 3.1%
70,661		CBS Corp (Class B)	1,120,683
291,323		Comcast Corp (Class A)	5,267,120
89,973	*	DIRECTV	3,745,576
29,544	*	Discovery Communications, Inc (Class A)	1,286,641
26,122		Gannett Co, Inc	319,472
50,534	*	Interpublic Group of Cos, Inc	506,856
32,085		McGraw-Hill Cos, Inc	1,060,730
2,986		Meredith Corp	99,464
14,063	*	New York Times Co (Class A)	108,848
236,709		News Corp (Class A)	3,091,420
31,281		Omnicom Group, Inc	1,234,974
9,175		Scripps Networks Interactive (Class A)	436,547
36,880		Time Warner Cable, Inc	1,991,151
116,725		Time Warner, Inc	3,577,621
63,126		Viacom, Inc (Class B)	2,284,530
198,529		Walt Disney Co	6,573,295
669		Washington Post Co (Class B)	267,205

		TOTAL MEDIA	32,972,133

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
160,271		Abbott Laboratories	8,372,557
31,920		Allergan, Inc	2,123,638
99,490	*	Amgen, Inc	5,482,893
25,111	*	Biogen Idec, Inc	1,409,229
178,001		Bristol-Myers Squibb Co	4,825,607
47,691	*	Celgene Corp	2,747,479

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

7,775	*	Cephalon, Inc	$485,471
105,332		Eli Lilly & Co	3,847,778
29,640	*	Forest Laboratories, Inc	916,765
26,452	*	Genzyme Corp	1,872,537
87,050	*	Gilead Sciences, Inc	3,099,851
285,912		Johnson & Johnson	17,715,107
24,591	*	King Pharmaceuticals, Inc	244,926
19,029	*	Life Technologies Corp	888,464
319,453		Merck & Co, Inc	11,759,065
32,112	*	Mylan Laboratories, Inc	604,027
13,143		PerkinElmer, Inc	304,129
834,374		Pfizer, Inc	14,326,202
42,291	*	Thermo Electron Corp	2,024,893
9,553	*	Waters Corp	676,161
10,276	*	Watson Pharmaceuticals, Inc	434,778

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	84,161,557

REAL ESTATE - 1.6%
11,248		Apartment Investment & Management Co (Class A)	240,482
8,840		AvalonBay Communities, Inc	918,741
14,464		Boston Properties, Inc	1,202,248
30,101	*	CB Richard Ellis Group, Inc (Class A)	550,246
29,423		Equity Residential	1,399,652
32,146		HCP, Inc	1,156,613
12,979		Health Care REIT, Inc	614,426
70,783		Host Marriott Corp	1,024,938
42,169		Kimco Realty Corp	664,162
16,774		Plum Creek Timber Co, Inc	592,122
49,613		Prologis	584,441
14,479		Public Storage, Inc	1,405,042
30,395		Simon Property Group, Inc	2,818,832
16,305		Ventas, Inc	840,849
16,840		Vornado Realty Trust	1,440,325
55,739		Weyerhaeuser Co	878,447

		TOTAL REAL ESTATE	16,331,566

RETAILING - 3.8%
8,760		Abercrombie & Fitch Co (Class A)	344,443
36,723	*	Amazon.com, Inc	5,767,714
7,143	*	Autonation, Inc	166,075
2,977	*	Autozone, Inc	681,465
27,391	*	Bed Bath & Beyond, Inc	1,189,043
35,920		Best Buy Co, Inc	1,466,614
8,015	*	Big Lots, Inc	266,499
23,263	*	Carmax, Inc	648,107
21,575		Expedia, Inc	608,631
13,805		Family Dollar Stores, Inc	609,629
16,550	*	GameStop Corp (Class A)	326,201
45,611		Gap, Inc	850,189
16,360		Genuine Parts Co	729,492
172,859		Home Depot, Inc	5,476,173
23,799		JC Penney Co, Inc	646,857

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

31,969	*	Kohl’s Corp	$1,684,127
27,474		Limited Brands, Inc	735,754
145,660		Lowe’s Cos, Inc	3,246,761
43,874		Macy’s, Inc	1,013,051
17,518		Nordstrom, Inc	651,670
22,257	*	Office Depot, Inc	102,382
14,301	*	O’Reilly Automotive, Inc	760,813
5,023	*	Priceline.com, Inc	1,749,712
12,566		RadioShack Corp	268,033
12,503		Ross Stores, Inc	682,914
4,381	*	Sears Holdings Corp	316,045
75,786		Staples, Inc	1,585,443
74,886		Target Corp	4,001,907
13,087		Tiffany & Co	614,958
41,589		TJX Companies, Inc	1,856,117
13,855	*	Urban Outfitters, Inc	435,601

		TOTAL RETAILING	39,482,420

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
58,859	*	Advanced Micro Devices, Inc	418,487
31,890		Altera Corp	961,802
30,942		Analog Devices, Inc	970,960
138,684		Applied Materials, Inc	1,619,829
46,514		Broadcom Corp (Class A)	1,646,130
5,595	*	First Solar, Inc	824,423
577,959		Intel Corp	11,114,152
17,435		Kla-Tencor Corp	614,235
23,298		Linear Technology Corp	715,948
67,514	*	LSI Logic Corp	307,864
23,100	*	MEMC Electronic Materials, Inc	275,352
19,040		Microchip Technology, Inc	598,808
87,814	*	Micron Technology, Inc	633,139
27,580		National Semiconductor Corp	352,197
8,802	*	Novellus Systems, Inc	233,957
59,035	*	Nvidia Corp	689,529
16,641	*	Teradyne, Inc	185,381
124,061		Texas Instruments, Inc	3,367,016
26,815		Xilinx, Inc	713,547

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	26,242,756

SOFTWARE & SERVICES - 8.9%
54,518	*	Adobe Systems, Inc	1,425,646
18,851	*	Akamai Technologies, Inc	945,943
23,592	*	Autodesk, Inc	754,236
51,072		Automatic Data Processing, Inc	2,146,556
18,541	*	BMC Software, Inc	750,540
40,170		CA, Inc	848,390
19,404	*	Citrix Systems, Inc	1,324,129
31,233	*	Cognizant Technology Solutions Corp (Class A)	2,013,592
15,996		Computer Sciences Corp	735,816
25,079	*	Compuware Corp	213,924
119,858	*	eBay, Inc	2,924,535

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

34,285	*	Electronic Arts, Inc	$563,303
27,300		Fidelity National Information Services, Inc	740,649
15,581	*	Fiserv, Inc	838,569
25,804	*	Google, Inc (Class A)	13,567,484
130,921		International Business Machines Corp	17,561,743
29,345	*	Intuit, Inc	1,285,604
10,052		Mastercard, Inc (Class A)	2,251,648
15,786	*	McAfee, Inc	746,046
790,453		Microsoft Corp	19,358,193
11,337	*	Monster Worldwide, Inc	146,928
38,250	*	Novell, Inc	228,353
401,728		Oracle Corp	10,786,397
33,393		Paychex, Inc	917,974
19,612	*	Red Hat, Inc	804,092
29,828	*	SAIC, Inc	476,651
12,135	*	Salesforce.com, Inc	1,356,693
81,934	*	Symantec Corp	1,242,939
17,384	*	Teradata Corp	670,327
16,316		Total System Services, Inc	248,656
18,075	*	VeriSign, Inc	573,701
51,585		Visa, Inc (Class A)	3,830,702
68,521		Western Union Co	1,210,766
139,952	*	Yahoo!, Inc	1,983,120

		TOTAL SOFTWARE & SERVICES	95,473,845

TECHNOLOGY HARDWARE & EQUIPMENT - 7.4%
35,953	*	Agilent Technologies, Inc	1,199,752
18,032		Amphenol Corp (Class A)	883,207
94,828	*	Apple, Inc	26,907,446
592,818	*	Cisco Systems, Inc	12,982,715
162,097		Corning, Inc	2,963,133
175,619	*	Dell, Inc	2,276,022
213,155	*	EMC Corp	4,329,178
16,760	*	Flir Systems, Inc	430,732
13,390		Harris Corp	593,043
235,392		Hewlett-Packard Co	9,902,941
20,394		Jabil Circuit, Inc	293,878
21,044	*	JDS Uniphase Corp	260,735
53,967	*	Juniper Networks, Inc	1,637,898
8,135	*	Lexmark International, Inc (Class A)	362,984
15,971		Molex, Inc	334,273
242,258	*	Motorola, Inc	2,066,461
37,065	*	NetApp, Inc	1,845,466
12,447	*	QLogic Corp	219,565
166,619		Qualcomm, Inc	7,517,849
24,193	*	SanDisk Corp	886,673
38,322		Tellabs, Inc	285,499
23,750	*	Western Digital Corp	674,263
143,560		Xerox Corp	1,485,846

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	80,339,559

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 3.3%
41,638	*	American Tower Corp (Class A)	$2,134,364
613,355		AT&T, Inc	17,541,954
31,290		CenturyTel, Inc	1,234,703
102,971		Frontier Communications Corp	841,273
29,358	*	MetroPCS Communications, Inc	307,085
180,535		Qwest Communications International, Inc	1,131,954
310,878	*	Sprint Nextel Corp	1,439,365
293,416		Verizon Communications, Inc	9,562,427
49,830		Windstream Corp	612,411

		TOTAL TELECOMMUNICATION SERVICES	34,805,536

TRANSPORTATION - 2.0%
17,217		CH Robinson Worldwide, Inc	1,203,813
39,407		CSX Corp	2,179,995
22,024		Expeditors International Washington, Inc	1,018,170
32,649		FedEx Corp	2,791,490
38,262		Norfolk Southern Corp	2,276,972
5,160		Ryder System, Inc	220,693
77,429		Southwest Airlines Co	1,011,997
51,647		Union Pacific Corp	4,224,725
102,834		United Parcel Service, Inc (Class B)	6,857,998

		TOTAL TRANSPORTATION	21,785,853

UTILITIES - 3.7%
69,231	*	AES Corp	785,772
17,592		Allegheny Energy, Inc	431,356
24,831		Ameren Corp	705,200
49,766		American Electric Power Co, Inc	1,803,022
43,404		Centerpoint Energy, Inc	682,311
24,905		CMS Energy Corp	448,788
29,337		Consolidated Edison, Inc	1,414,630
20,870		Constellation Energy Group, Inc	672,849
61,152		Dominion Resources, Inc	2,669,895
17,521		DTE Energy Co	804,740
136,882		Duke Energy Corp	2,424,180
33,819		Edison International	1,163,035
19,392		Entergy Corp	1,484,070
68,611		Exelon Corp	2,921,456
31,642		FirstEnergy Corp	1,219,483
43,165		NextEra Energy, Inc	2,347,744
7,880		Integrys Energy Group, Inc	410,233
4,199		Nicor, Inc	192,398
27,054		NiSource, Inc	470,740
17,280		Northeast Utilities	510,970
26,281	*	NRG Energy, Inc	547,170
11,000		Oneok, Inc	495,440
22,957		Pepco Holdings, Inc	427,000
40,560		PG&E Corp	1,842,235
11,223		Pinnacle West Capital Corp	463,173
50,107		PPL Corp	1,364,414
30,370		Progress Energy, Inc	1,349,035
52,519		Public Service Enterprise Group, Inc	1,737,329

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES	COMPANY	VALUE

11,681	SCANA Corp	$470,978
25,727	Sempra Energy	1,384,113
86,227	Southern Co	3,211,094
22,000	TECO Energy, Inc	381,040
12,075	Wisconsin Energy Corp	697,935
47,711	Xcel Energy, Inc	1,095,922

	TOTAL UTILITIES	39,029,750

	TOTAL COMMON STOCKS	1,077,663,366

	(Cost $1,135,802,921)

	TOTAL INVESTMENTS - 99.8%	1,077,663,366
	(Cost $1,135,802,921)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	2,109,246

	NET ASSETS - 100.0%	$1,079,772,612

Abbreviation(s):
REIT - Real Estate Investment Trust
SPDR - Standard & Poor’s Depository Receipts

*	Non-income producing.

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.8%

AUTOMOBILES & COMPONENTS - 0.8%
41,689	*	American Axle & Manufacturing Holdings, Inc	$376,035
14,659	*	Amerigon, Inc (Class A)	150,988
41,778		Cooper Tire & Rubber Co	820,102
95,469	*	Dana Holding Corp	1,176,178
7,922	*	Dorman Products, Inc	244,156
13,123	*	Drew Industries, Inc	273,746
52,349	*	Exide Technologies	250,752
9,876	*	Fuel Systems Solutions, Inc	386,250
30,739	*	Modine Manufacturing Co	398,685
3,652	*	Shiloh Industries, Inc	35,351
22,749		Spartan Motors, Inc	105,555
13,594		Standard Motor Products, Inc	143,145
10,631	*	Stoneridge, Inc	111,732
16,070		Superior Industries International, Inc	277,690
40,737	*	Tenneco, Inc	1,180,150
20,035	*	Winnebago Industries, Inc	208,765

		TOTAL AUTOMOBILES & COMPONENTS	6,139,280

BANKS - 7.2%
10,603		1st Source Corp	184,068
14,782	*	1st United Bancorp, Inc	95,048
14,755		Abington Bancorp, Inc	155,518
3,023		Alliance Financial Corp	91,385
4,246		American National Bankshares, Inc	93,157
16,507		Ameris Bancorp	154,340
5,674		Ames National Corp	113,140
6,725		Arrow Financial Corp	168,660
59,437		Astoria Financial Corp	810,126
4,863		Bancfirst Corp	196,757
19,121		Banco Latinoamericano de Exportaciones S.A. (Class E)	276,298
2,586		Bancorp Rhode Island, Inc	72,227
32,332		Bank Mutual Corp	167,803
3,646		Bank of Marin Bancorp	117,547
8,886		Bank of the Ozarks, Inc	329,582
13,301		BankFinancial Corp	121,970
24,081	*	Beneficial Mutual Bancorp, Inc	216,007
9,576		Berkshire Hills Bancorp, Inc	181,561
4,278	*	BofI Holding, Inc	50,780
48,770		Boston Private Financial Holdings, Inc	318,956
4,351		Bridge Bancorp, Inc	108,731
41,015		Brookline Bancorp, Inc	409,330
5,929		Bryn Mawr Bank Corp	102,097
5,318		Camden National Corp	184,269
8,226		Capital City Bank Group, Inc	99,864

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,947		Cardinal Financial Corp	$191,691
53,574		Cathay General Bancorp	636,995
24,692	*	Center Financial	125,682
15,368		Centerstate Banks of Florida, Inc	131,857
2,420		Century Bancorp, Inc	57,814
17,059		Chemical Financial Corp	352,098
8,164		Citizens & Northern Corp	106,132
274,103	*	Citizens Republic Bancorp, Inc	246,994
10,784		City Holding Co	330,745
6,948		Clifton Savings Bancorp, Inc	59,753
6,059		CNB Financial Corp	83,311
22,442		CoBiz, Inc	124,778
27,284		Columbia Banking System, Inc	536,131
23,004		Community Bank System, Inc	529,322
9,491		Community Trust Bancorp, Inc	257,111
62,374		CVB Financial Corp	468,429
13,266		Danvers Bancorp, Inc	203,368
18,557		Dime Community Bancshares	257,014
12,703	*	Doral Financial Corp	21,087
11,406	*	Eagle Bancorp, Inc	130,941
4,712	*	Encore Bancshares, Inc	33,879
10,310		Enterprise Financial Services Corp	95,883
6,121		ESB Financial Corp	85,204
9,923		ESSA Bancorp, Inc	117,488
6,438		Federal Agricultural Mortgage Corp (Class C)	69,659
7,473		Financial Institutions, Inc	131,973
10,358		First Bancorp (NC)	141,076
61,167	*	First Bancorp (Puerto Rico)	17,127
6,044		First Bancorp, Inc	83,589
36,336		First Busey Corp	165,329
71,813		First Commonwealth Financial Corp	391,381
10,971		First Community Bancshares, Inc	141,526
39,475		First Financial Bancorp	658,443
14,405		First Financial Bankshares, Inc	676,891
7,673		First Financial Corp	226,354
11,016		First Financial Holdings, Inc	122,718
8,628		First Interstate Bancsystem, Inc	116,133
17,567		First Merchants Corp	134,036
50,521		First Midwest Bancorp, Inc	582,507
4,021		First of Long Island Corp	100,445
5,667		First South Bancorp, Inc	56,217
73,783		FirstMerit Corp	1,351,704
32,280	*	Flagstar Bancorp, Inc	58,750
21,639		Flushing Financial Corp	250,147
78,061		FNB Corp	668,202
3,744	*	Fox Chase Bancorp, Inc	35,418
7,702		German American Bancorp, Inc	132,166
49,065		Glacier Bancorp, Inc	716,349
7,020		Great Southern Bancorp, Inc	152,825
8,108	*	Greene County Bancshares, Inc	55,053
19,732		Hancock Holding Co	593,341
70,996	*	Hanmi Financial Corp	90,875

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,101		Heartland Financial USA, Inc	$140,064
6,542	*	Heritage Financial Corp	91,588
1,374		Heritage Financial Group	11,569
5,281	*	Home Bancorp, Inc	70,660
15,046		Home Bancshares, Inc	305,735
11,392		Home Federal Bancorp, Inc	138,641
8,272		Hudson Valley Holding Corp	161,469
18,188		IBERIABANK Corp	909,035
14,714		Independent Bank Corp	331,359
36,201		International Bancshares Corp	611,435
33,280	*	Investors Bancorp, Inc	394,035
10,332		Kearny Financial Corp	91,232
2,700		K-Fed Bancorp	21,303
14,307		Lakeland Bancorp, Inc	120,608
10,968		Lakeland Financial Corp	204,663
13,786		MainSource Financial Group, Inc	105,325
36,135		MB Financial, Inc	586,110
3,415		Merchants Bancshares, Inc	85,170
6,569	*	Meridian Interstate Bancorp, Inc	69,237
136,561	*	MGIC Investment Corp	1,260,458
5,204		Midsouth Bancorp, Inc	73,637
4,398		MidWestOne Financial Group, Inc	64,475
26,359	*	Nara Bancorp, Inc	186,095
2,413		NASB Financial, Inc	39,935
4,811		National Bankshares, Inc	124,124
85,330		National Penn Bancshares, Inc	533,313
23,949		NBT Bancorp, Inc	528,554
71,797		NewAlliance Bancshares, Inc	906,078
12,500		Northfield Bancorp, Inc	135,250
75,063		Northwest Bancshares, Inc	839,955
10,104		OceanFirst Financial Corp	123,976
51,593	*	Ocwen Financial Corp	523,153
59,468		Old National Bancorp	624,414
8,100	*	OmniAmerican Bancorp, Inc	91,287
31,604		Oriental Financial Group, Inc	420,333
36,111		Oritani Financial Corp	360,388
4,420		Orrstown Financial Services, Inc	102,367
12,761		Pacific Continental Corp	115,487
21,326		PacWest Bancorp	406,474
8,674		Park National Corp	555,483
6,174		Peapack Gladstone Financial Corp	72,730
2,710		Penns Woods Bancorp, Inc	89,566
9,262	*	Pennsylvania Commerce Bancorp, Inc	96,232
7,256		Peoples Bancorp, Inc	89,757
23,179	*	Pinnacle Financial Partners, Inc	213,015
99,788	*	PMI Group, Inc	366,222
1,875		Porter Bancorp, Inc	18,825
34,717		PrivateBancorp, Inc	395,427
31,772		Prosperity Bancshares, Inc	1,031,636
41,627		Provident Financial Services, Inc	514,510
26,980		Provident New York Bancorp	226,362
89,355		Radian Group, Inc	698,756

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,655		Renasant Corp	$222,903
6,616		Republic Bancorp, Inc (Class A)	139,796
5,851		Rockville Financial, Inc	67,228
5,766		Roma Financial Corp	60,716
16,821		S&T Bancorp, Inc	293,022
8,229		S.Y. Bancorp, Inc	204,244
16,683		Sandy Spring Bancorp, Inc	258,587
8,714		SCBT Financial Corp	271,790
6,602		Sierra Bancorp	81,535
27,902	*	Signature Bank	1,083,713
11,950		Simmons First National Corp (Class A)	337,827
10,960		Southside Bancshares, Inc	207,034
13,543		Southwest Bancorp, Inc	175,653
11,532		State Bancorp, Inc	103,557
16,357		StellarOne Corp	208,061
18,612		Sterling Bancorp	161,738
63,634		Sterling Bancshares, Inc	341,715
6,581		Suffolk Bancorp	166,631
88,455		Susquehanna Bancshares, Inc	746,560
28,477	*	SVB Financial Group	1,205,146
6,631	*	Taylor Capital Group, Inc	76,058
8,413		Territorial Bancorp, Inc	141,591
25,288	*	Texas Capital Bancshares, Inc	436,724
15,623	*	The Bancorp, Inc	104,518
5,493		Tompkins Trustco, Inc	217,852
3,860		Tower Bancorp, Inc	78,242
16,030		TowneBank	239,809
9,685		Trico Bancshares	148,858
53,379		Trustco Bank Corp NY	296,787
43,584		Trustmark Corp	947,515
21,463		UMB Financial Corp	762,151
78,306		Umpqua Holdings Corp	887,990
12,376		Union Bankshares Corp	161,631
26,489		United Bankshares, Inc	659,311
65,405	*	United Community Banks, Inc	146,507
11,608		United Financial Bancorp, Inc	156,824
11,316		Univest Corp of Pennsylvania	197,577
9,878		ViewPoint Financial Group	91,372
13,966	*	Virginia Commerce Bancorp	67,875
10,627		Washington Banking Co	147,290
9,471		Washington Trust Bancorp, Inc	181,086
3,816	*	Waterstone Financial, Inc	15,226
44,546		Webster Financial Corp	782,228
15,428		WesBanco, Inc	252,094
10,920	*	West Bancorporation, Inc	68,796
65,217	*	West Coast Bancorp	148,695
19,985		Westamerica Bancorporation	1,088,982
40,841	*	Western Alliance Bancorp	273,635
19,634		Westfield Financial, Inc	153,145
66,991		Whitney Holding Corp	547,316
13,267		Wilshire Bancorp, Inc	86,766
21,371		Wintrust Financial Corp	692,634

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

3,393		WSFS Financial Corp	$127,271

		TOTAL BANKS	50,922,486

CAPITAL GOODS - 9.3%
13,076	*	3D Systems Corp	205,424
16,540		A.O. Smith Corp	957,500
50,473	*	A123 Systems, Inc	452,743
8,593		Aaon, Inc	202,107
27,108	*	AAR Corp	505,835
17,677		Aceto Corp	120,027
46,347		Actuant Corp (Class A)	1,064,126
29,705		Acuity Brands, Inc	1,314,149
40,934	*	Advanced Battery Technologies, Inc	146,953
11,495	*	Aerovironment, Inc	255,764
35,128		Aircastle Ltd	297,885
4,488		Alamo Group, Inc	100,217
19,130		Albany International Corp (Class A)	361,940
18,289	*	Altra Holdings, Inc	269,397
5,930	*	Ameresco, Inc	70,567
6,301	*	American Railcar Industries, Inc	98,800
5,978		American Science & Engineering, Inc	440,280
30,448	*	American Superconductor Corp	946,933
5,701		American Woodmark Corp	101,079
6,405		Ameron International Corp	435,284
5,930		Ampco-Pittsburgh Corp	147,183
18,970		Apogee Enterprises, Inc	173,576
53,824	*	Applied Energetics, Inc	60,283
28,892		Applied Industrial Technologies, Inc	884,095
8,999		Applied Signal Technology, Inc	223,895
5,354	*	Argan, Inc	50,060
64,188	*	ArvinMeritor, Inc	997,482
13,722	*	Astec Industries, Inc	391,489
6,472	*	Astronics Corp	112,936
8,553		AZZ, Inc	366,411
9,863		Badger Meter, Inc	399,254
31,988		Baldor Electric Co	1,292,315
32,505		Barnes Group, Inc	571,763
31,507	*	Beacon Roofing Supply, Inc	459,057
31,903		Belden CDT, Inc	841,601
33,242	*	Blount International, Inc	423,171
7,904	*	Bluelinx Holdings, Inc	31,537
33,441		Brady Corp (Class A)	975,474
33,750		Briggs & Stratton Corp	641,588
64,265	*	Broadwind Energy, Inc	120,176
32,447	*	Builders FirstSource, Inc	73,979
6,921	*	CAI International, Inc	104,992
167,341	*	Capstone Turbine Corp	129,204
6,220		Cascade Corp	197,796
17,662	*	Ceradyne, Inc	412,408
18,948	*	Chart Industries, Inc	385,781
11,863		CIRCOR International, Inc	374,871
34,457		Clarcor, Inc	1,331,073

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,466	*	Coleman Cable, Inc	$32,741
16,714	*	Colfax Corp	248,537
13,060	*	Columbus McKinnon Corp	216,665
26,244		Comfort Systems USA, Inc	281,598
16,880	*	Commercial Vehicle Group, Inc	171,838
10,945		Cubic Corp	446,556
31,156		Curtiss-Wright Corp	944,027
18,471	*	DigitalGlobe, Inc	561,518
7,960		Douglas Dynamics, Inc	98,306
6,915		Ducommun, Inc	150,609
5,655	*	DXP Enterprises, Inc	107,332
26,876	*	Dycom Industries, Inc	268,491
9,023		Dynamic Materials Corp	136,338
45,281	*	EMCOR Group, Inc	1,113,460
12,857		Encore Wire Corp	263,697
42,390	*	Ener1, Inc	155,995
28,517	*	Energy Recovery, Inc	102,376
32,938	*	EnerSys	822,462
14,263	*	EnPro Industries, Inc	446,147
18,046		ESCO Technologies, Inc	600,210
20,355	*	Esterline Technologies Corp	1,164,916
43,502		Federal Signal Corp	234,476
31,442	*	Flow International Corp	82,692
48,868	*	Force Protection, Inc	246,295
16,163		Franklin Electric Co, Inc	535,965
7,453		Freightcar America, Inc	183,344
50,185	*	FuelCell Energy, Inc	61,728
25,131	*	Furmanite Corp	122,639
40,573	*	GenCorp, Inc	199,619
13,392	*	Generac Holdings, Inc	182,667
15,189	*	GeoEye, Inc	614,851
21,028	*	Gibraltar Industries, Inc	188,831
3,410	*	Global Defense Technology & Systems, Inc	46,717
8,466		Gorman-Rupp Co	233,323
82,296	*	GrafTech International Ltd	1,286,286
6,839		Graham Corp	106,141
23,400		Granite Construction, Inc	532,116
40,659		Great Lakes Dredge & Dock Corp	236,229
13,141	*	Greenbrier Cos, Inc	204,868
30,932	*	Griffon Corp	377,061
19,226	*	H&E Equipment Services, Inc	153,231
3,060	*	Hawk Corp	132,406
20,168		Heico Corp	920,468
9,375	*	Herley Industries, Inc	154,688
66,258	*	Hexcel Corp	1,178,729
11,879	*	Hoku Scientific, Inc	32,430
12,311		Houston Wire & Cable Co	123,479
17,123	*	II-VI, Inc	639,202
26,774	*	Insituform Technologies, Inc (Class A)	647,395
12,194		Insteel Industries, Inc	109,502
22,919	*	Interline Brands, Inc	413,459
19,727		John Bean Technologies Corp	317,802

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,945	*	Kadant, Inc	$150,240
18,000		Kaman Corp	471,780
22,824		Kaydon Corp	789,710
11,065	*	Kratos Defense & Security Solutions, Inc	117,842
8,926	*	LaBarge, Inc	111,486
10,729	*	Ladish Co, Inc	333,994
2,812		Lawson Products, Inc	42,939
13,601	*	Layne Christensen Co	352,130
7,082	*	LB Foster Co (Class A)	204,953
8,361		Lindsay Manufacturing Co	362,199
6,138	*	LMI Aerospace, Inc	97,717
12,645		LSI Industries, Inc	81,181
11,608	*	Lydall, Inc	85,435
37,058	*	Mastec, Inc	382,439
9,592		Met-Pro Corp	96,783
5,500	*	Michael Baker Corp	181,280
11,487	*	Middleby Corp	728,161
7,116		Miller Industries, Inc	96,279
30,959	*	Moog, Inc (Class A)	1,099,354
26,085		Mueller Industries, Inc	690,992
107,979		Mueller Water Products, Inc (Class A)	326,097
13,808	*	MYR Group, Inc	226,313
4,015		Nacco Industries, Inc (Class A)	350,871
12,552	*	NCI Building Systems, Inc	119,621
23,397		Nordson Corp	1,724,124
6,402	*	Northwest Pipe Co	112,035
1,883		Omega Flex, Inc	26,889
39,780	*	Orbital Sciences Corp	608,634
17,297	*	Orion Marine Group, Inc	214,656
18,282	*	Perini Corp	367,285
13,402	*	Pgt, Inc	30,557
11,138	*	Pike Electric Corp	81,085
10,241	*	PMFG, Inc	174,609
14,584	*	Polypore International, Inc	439,853
6,141	*	Powell Industries, Inc	191,108
12,651	*	PowerSecure International, Inc	117,148
1,517		Preformed Line Products Co	52,898
13,686		Primoris Services Corp	89,506
25,832		Quanex Building Products Corp	446,119
11,267		Raven Industries, Inc	426,907
15,096	*	RBC Bearings, Inc	512,962
18,656		Robbins & Myers, Inc	499,608
34,171	*	RSC Holdings, Inc	254,916
22,138	*	Rush Enterprises, Inc (Class A)	339,597
47,299	*	SatCon Technology Corp	177,844
8,023	*	Sauer-Danfoss, Inc	170,810
226		Seaboard Corp	400,246
26,742		Simpson Manufacturing Co, Inc	689,409
8,256		Standex International Corp	199,713
11,195	*	Sterling Construction Co, Inc	138,594
8,670		Sun Hydraulics Corp	244,407
11,637		TAL International Group, Inc	281,848

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

43,444	*	Taser International, Inc	$168,563
13,248	*	Tecumseh Products Co (Class A)	151,955
24,718	*	Teledyne Technologies, Inc	984,271
13,115		Tennant Co	405,254
6,595		Textainer Group Holdings Ltd	176,350
6,012	*	Thermadyne Holdings Corp	84,950
24,079		Titan International, Inc	326,752
8,716	*	Titan Machinery, Inc	142,071
17,031		Tredegar Corp	323,248
10,920	*	Trex Co, Inc	208,244
10,444	*	Trimas Corp	155,093
11,385		Triumph Group, Inc	849,207
5,911		Twin Disc, Inc	82,458
1,288	*	United Capital Corp	31,337
41,240	*	United Rentals, Inc	612,002
13,456		Universal Forest Products, Inc	393,588
25,020	*	UQM Technologies, Inc	64,051
13,574		Vicor Corp	198,316
40,976	*	Wabash National Corp	331,496
18,959		Watsco, Inc	1,055,637
20,002		Watts Water Technologies, Inc (Class A)	681,068
41,580		Woodward Governor Co	1,348,023
5,194	*,b	Xerium Technologies, Inc	68,457

		TOTAL CAPITAL GOODS	64,708,472

COMMERCIAL & PROFESSIONAL SERVICES - 3.6%
35,429		ABM Industries, Inc	764,912
23,479	*	Acacia Research (Acacia Technologies)	413,230
38,041	*	ACCO Brands Corp	218,736
15,057		Administaff, Inc	405,485
10,741	*	Advisory Board Co	474,215
12,719		American Ecology Corp	203,504
26,305	*	American Reprographics Co	206,494
17,975	*	APAC Customer Services, Inc	101,739
13,622	*	ATC Technology Corp	337,008
5,391		Barrett Business Services, Inc	81,889
27,884		Bowne & Co, Inc	315,926
32,688		Brink’s Co	751,824
17,396	*	Casella Waste Systems, Inc (Class A)	73,063
30,653	*	CBIZ, Inc	181,772
8,734		CDI Corp	112,843
38,206	*	Cenveo, Inc	192,176
15,748	*	Clean Harbors, Inc	1,066,926
780		Compx International, Inc	10,319
6,567	*	Consolidated Graphics, Inc	272,202
23,415		Corporate Executive Board Co	738,978
14,117	*	CoStar Group, Inc	687,639
6,494		Courier Corp	92,345
7,676	*	CRA International, Inc	138,552
34,939		Deluxe Corp	668,383
20,852	*	Dolan Media Co	237,087
61,450		EnergySolutions, Inc	309,094

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,679	*	EnerNOC, Inc	$429,657
17,979		Ennis, Inc	321,644
9,638	*	Exponent, Inc	323,740
9,093	*	Franklin Covey Co	72,289
12,073	*	Fuel Tech, Inc	75,698
12,888		G & K Services, Inc (Class A)	294,620
41,863	*	Geo Group, Inc	977,501
10,648	*	GP Strategies Corp	96,790
29,870		Healthcare Services Group	680,737
12,214		Heidrick & Struggles International, Inc	237,929
38,435		Herman Miller, Inc	756,401
7,060	*	Higher One Holdings, Inc	116,419
17,251	*	Hill International, Inc	77,284
31,171		HNI Corp	896,478
22,312	*	Hudson Highland Group, Inc	76,753
14,445	*	Huron Consulting Group, Inc	317,646
11,891	*	ICF International, Inc	298,107
17,035	*	Innerworkings, Inc	111,920
35,036		Interface, Inc (Class A)	498,562
18,390	*	Kelly Services, Inc (Class A)	215,715
21,340	*	Kforce, Inc	292,785
22,926		Kimball International, Inc (Class B)	133,659
32,640		Knoll, Inc	506,246
31,394	*	Korn/Ferry International	519,257
15,115	*	LECG Corp	16,627
7,366	*	M&F Worldwide Corp	179,362
15,928		McGrath RentCorp	381,476
26,055	*	Metalico, Inc	99,791
18,428		Mine Safety Appliances Co	499,399
10,012	*	Mistras Group, Inc	115,939
25,454	*	Mobile Mini, Inc	390,464
6,899		Multi-Color Corp	106,245
35,141	*	Navigant Consulting, Inc	408,690
25,248	*	On Assignment, Inc	132,552
32,161		Resources Connection, Inc	442,535
28,857		Rollins, Inc	674,677
6,849		Schawk, Inc (Class A)	126,433
12,999	*	School Specialty, Inc	169,117
34,556	*	Spherion Corp	207,682
10,784	*	Standard Parking Corp	184,406
11,932		Standard Register Co	34,841
53,211		Steelcase, Inc (Class A)	443,248
26,667	*	SYKES Enterprises, Inc	362,138
12,419	*	Team, Inc	213,731
41,865	*	Tetra Tech, Inc	877,909
29,342	*	TrueBlue, Inc	400,518
9,632		Unifirst Corp	425,253
16,481	*	United Stationers, Inc	881,898
14,278		Viad Corp	276,137
10,419	*	Volt Information Sciences, Inc	75,017
2,850		VSE Corp	100,520

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	25,610,783

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 3.7%
21,970	*	American Apparel, Inc	$27,023
26,973		American Greetings Corp (Class A)	501,428
8,416	*	Arctic Cat, Inc	86,264
52,198	*	Beazer Homes USA, Inc	215,578
3,673		Blyth, Inc	151,475
6,644	*	Brookfield Homes Corp	54,414
60,164		Brunswick Corp	915,696
44,805		Callaway Golf Co	313,635
39,803	*	Carter’s, Inc	1,048,013
4,549	*	Cavco Industries, Inc	163,355
5,343		Cherokee, Inc	97,456
7,928		Columbia Sportswear Co	463,312
58,542	*	CROCS, Inc	761,631
5,065		CSS Industries, Inc	87,574
6,145	*	Culp, Inc	60,221
26,403	*	Deckers Outdoor Corp	1,319,094
4,159	*	Delta Apparel, Inc	62,385
181,826	*	Eastman Kodak Co	763,669
17,137		Ethan Allen Interiors, Inc	299,212
30,085	*	Furniture Brands International, Inc	161,857
10,694	*	G-III Apparel Group Ltd	335,578
20,915	*	Helen of Troy Ltd	528,940
7,260		Hooker Furniture Corp	84,434
36,208	*	Hovnanian Enterprises, Inc (Class A)	142,297
49,256	*	Iconix Brand Group, Inc	861,980
14,598	*	iRobot Corp	271,085
19,368	*	Jakks Pacific, Inc	341,652
29,424	*	Joe’s Jeans, Inc	62,085
3,029	*	Johnson Outdoors, Inc	38,832
59,380		Jones Apparel Group, Inc	1,166,223
5,302	*	Kenneth Cole Productions, Inc (Class A)	88,384
17,259	*	K-Swiss, Inc (Class A)	220,052
3,272		Lacrosse Footwear, Inc	45,186
34,063	*	La-Z-Boy, Inc	287,492
23,550	*	Leapfrog Enterprises, Inc	129,054
10,987	*	Libbey, Inc	144,699
6,429	*	Lifetime Brands, Inc	97,078
65,693	*	Liz Claiborne, Inc	399,413
12,786	*	M/I Homes, Inc	132,591
15,909	*	Maidenform Brands, Inc	458,975
6,663	*	Marine Products Corp	40,911
22,166	*	Meritage Homes Corp	434,897
10,927	*	Movado Group, Inc	118,886
3,332		National Presto Industries, Inc	354,758
9,602		Oxford Industries, Inc	228,336
7,016	*	Perry Ellis International, Inc	153,300
21,244		Polaris Industries, Inc	1,382,985
33,805		Pool Corp	678,466
90,093	*	Quiksilver, Inc	352,264
14,270	*	RC2 Corp	298,957

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,854		RG Barry Corp	$60,238
8,702	*	Russ Berrie & Co, Inc	74,837
30,603		Ryland Group, Inc	548,406
33,361	*	Sealy Corp	81,401
24,038	*	Skechers U.S.A., Inc (Class A)	564,653
4,666		Skyline Corp	94,533
38,374	*	Smith & Wesson Holding Corp	136,611
74,293	*	Standard-Pacific Corp	294,943
3,884	*	Steinway Musical Instruments, Inc	66,882
16,531	*	Steven Madden Ltd	678,763
13,272		Sturm Ruger & Co, Inc	181,030
6,482	*	Summer Infant, Inc	50,689
28,229	*	Timberland Co (Class A)	559,216
16,877	*	True Religion Apparel, Inc	360,155
24,011	*	Under Armour, Inc (Class A)	1,081,455
25,578	*	Unifi, Inc	115,357
9,325	*	Universal Electronics, Inc	194,426
13,570	*	Volcom, Inc	259,458
30,367	*	Warnaco Group, Inc	1,552,665
4,821		Weyco Group, Inc	116,765
33,840		Wolverine World Wide, Inc	981,698

		TOTAL CONSUMER DURABLES & APPAREL	25,487,263

CONSUMER SERVICES - 3.8%
16,639	*	AFC Enterprises	206,324
13,280		Ambassadors Group, Inc	150,595
12,104	*	American Public Education, Inc	397,737
17,590		Ameristar Casinos, Inc	306,946
15,625	*	BJ’s Restaurants, Inc	440,000
9,924	*	Bluegreen Corp	27,688
20,796		Bob Evans Farms, Inc	583,744
37,471	*	Boyd Gaming Corp	271,665
13,536	*	Bridgepoint Education, Inc	209,267
12,568	*	Buffalo Wild Wings, Inc	601,882
13,401	*	California Pizza Kitchen, Inc	228,621
11,450	*	Cambium Learning Group, Inc	36,640
11,386	*	Capella Education Co	883,781
4,784	*	Caribou Coffee Co, Inc	49,754
8,192	*	Carrols Restaurant Group, Inc	43,418
15,734		CBRL Group, Inc	798,658
15,272	*	CEC Entertainment, Inc	524,288
41,220	*	Cheesecake Factory	1,091,092
7,583		Churchill Downs, Inc	270,865
21,733	*	Coinstar, Inc	934,302
61,242	*	Corinthian Colleges, Inc	429,919
3,697		CPI Corp	95,678
69,244	*	Denny’s Corp	215,349
12,348	*	DineEquity, Inc	555,413
25,720	*	Domino’s Pizza, Inc	340,018
3,907	*	Einstein Noah Restaurant Group, Inc	41,414
17,715	*	Empire Resorts, Inc	19,664
23,883	*	Gaylord Entertainment Co	728,432

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

21,521	*	Grand Canyon Education, Inc	$471,956
27,168	*	Interval Leisure Group, Inc	365,953
11,112	*	Isle of Capri Casinos, Inc	79,562
37,558	*	Jack in the Box, Inc	805,244
41,415	*	Jamba, Inc	90,699
17,448	*	K12, Inc	506,515
40,622	*	Krispy Kreme Doughnuts, Inc	186,049
5,067	*	Landry’s Restaurants, Inc	124,091
5,040		Learning Tree International, Inc	51,005
27,997	*	Life Time Fitness, Inc	1,105,041
11,430	*	Lincoln Educational Services Corp	164,706
8,118		Mac-Gray Corp	98,471
14,125		Marcus Corp	167,381
20,617		Matthews International Corp (Class A)	729,017
10,397	*	McCormick & Schmick’s Seafood Restaurants, Inc	80,889
6,008	*	Monarch Casino & Resort, Inc	67,350
15,521	*	Morgans Hotel Group Co	113,614
19,099	*	Multimedia Games, Inc	70,666
5,435		National American University Holdings, Inc	36,523
12,434	*	O’Charleys, Inc	89,400
61,947	*	Orient-Express Hotels Ltd (Class A)	690,709
14,495	*	Papa John’s International, Inc	382,378
8,151	*	Peet’s Coffee & Tea, Inc	279,009
15,952		PF Chang’s China Bistro, Inc	736,982
40,449	*	Pinnacle Entertainment, Inc	451,006
5,216	*	Pre-Paid Legal Services, Inc	325,948
12,890	*	Princeton Review, Inc	26,296
8,236	*	Red Lion Hotels Corp	61,276
10,837	*	Red Robin Gourmet Burgers, Inc	212,514
39,190		Regis Corp	749,705
43,643	*	Ruby Tuesday, Inc	518,042
20,644	*	Ruth’s Chris Steak House, Inc	82,782
45,186	*	Scientific Games Corp (Class A)	438,304
36,060	*	Shuffle Master, Inc	303,265
42,789	*	Sonic Corp	345,735
45,886		Sotheby’s (Class A)	1,689,522
8,822		Speedway Motorsports, Inc	138,329
996	*	Steak N Shake Co	327,335
10,126	*	Steiner Leisure Ltd	385,801
56,572		Stewart Enterprises, Inc (Class A)	304,923
39,174	*	Texas Roadhouse, Inc (Class A)	550,786
14,624		Universal Technical Institute, Inc	285,899
24,733	*	Vail Resorts, Inc	927,981

		TOTAL CONSUMER SERVICES	26,101,813

DIVERSIFIED FINANCIALS - 3.2%
38,187		Advance America Cash Advance Centers, Inc	153,894
231,994	*	American Capital Ltd	1,347,885
132,521		Apollo Investment Corp	1,355,689
18,949		Artio Global Investors, Inc	289,920
10,131	*	Asset Acceptance Capital Corp	54,403
7,317		Asta Funding, Inc	55,829

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

39,609		BGC Partners, Inc (Class A)	$236,466
45,335		BlackRock Kelso Capital Corp	521,353
54,009	*	Broadpoint Securities Group, Inc	86,954
13,527		Calamos Asset Management, Inc (Class A)	155,561
1,240		California First National Bancorp	15,711
1,991		Capital Southwest Corp	180,783
18,746	*	Cardtronics, Inc	289,251
20,160		Cash America International, Inc	705,599
12,129		Cohen & Steers, Inc	263,199
22,996		Compass Diversified Trust	371,615
7,840		CompuCredit Corp	37,789
25,083	*	Cowen Group, Inc	82,523
3,726	*	Credit Acceptance Corp	225,647
1,675		Diamond Hill Investment Group, Inc	122,275
16,607	*	Dollar Financial Corp	346,588
17,281		Duff & Phelps Corp	232,775
9,923	*	Encore Capital Group, Inc	178,812
9,136		Epoch Holding Corp	117,672
10,865		Evercore Partners, Inc (Class A)	310,848
31,495	*	Ezcorp, Inc (Class A)	631,159
36,547	*	FBR Capital Markets Corp	114,758
37,781		Fifth Street Finance Corp	420,880
8,982	*	Financial Engines, Inc	119,281
20,553	*	First Cash Financial Services, Inc	570,345
39,949	*	First Marblehead Corp	93,481
4,698		Friedman Billings Ramsey Group, Inc (Class A)	109,510
4,821		GAMCO Investors, Inc (Class A)	185,753
4,550	*	Gerova Financial Group Ltd	24,570
46,089		GFI Group, Inc	213,853
14,623		Gladstone Capital Corp	164,801
15,002		Gladstone Investment Corp	100,513
5,157		Golub Capital BDC, Inc	78,902
20,839	*	Harris & Harris Group, Inc	88,983
25,449		Hercules Technology Growth Capital, Inc	257,289
13,240	*	HFF, Inc (Class A)	122,867
8,841	*	International Assets Holding Corp	160,022
30,252	*	Investment Technology Group, Inc	430,183
9,881		JMP Group, Inc	60,274
6,756		Kayne Anderson Energy Development Co	108,434
24,204		KBW, Inc	619,622
64,215	*	Knight Capital Group, Inc (Class A)	795,624
25,868	*	LaBranche & Co, Inc	100,885
63,239	*	Ladenburg Thalmann Financial Services, Inc	64,504
5,103		Life Partners Holdings, Inc	97,110
8,597		Main Street Capital Corp	136,606
18,498		MarketAxess Holdings, Inc	314,096
5,868	*	Marlin Business Services Corp	70,416
52,100		MCG Capital Corp	304,264
10,253		Medallion Financial Corp	79,871
72,779	*	MF Global Holdings Ltd	524,009
16,871		MVC Capital, Inc	218,817
18,335		Nelnet, Inc (Class A)	419,505

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

19,102	*	NewStar Financial, Inc	$141,546
14,926		NGP Capital Resources Co	135,230
6,813		Oppenheimer Holdings, Inc	190,423
28,869	*	optionsXpress Holdings, Inc	443,428
22,057		PennantPark Investment Corp	234,025
14,152	*	Penson Worldwide, Inc	70,335
37,824	*	PHH Corp	796,574
15,734	*	Pico Holdings, Inc	469,817
10,591	*	Piper Jaffray Cos	308,516
11,577	*	Portfolio Recovery Associates, Inc	748,453
12,319	*	Primus Guaranty Ltd	56,175
47,024		Prospect Capital Corp	456,603
5,497		Pzena Investment Management, Inc (Class A)	37,764
10,140	*	Rodman & Renshaw Capital Group, Inc	21,801
14,230	*	Safeguard Scientifics, Inc	178,302
14,494		Sanders Morris Harris Group, Inc	82,036
3,999		Solar Capital Ltd	85,779
23,283	*	Stifel Financial Corp	1,077,770
2,728		Student Loan Corp	81,022
18,863		SWS Group, Inc	135,248
6,254		THL Credit, Inc	73,672
18,648		TICC Capital Corp	193,007
28,335	*	TradeStation Group, Inc	186,444
7,620		Triangle Capital Corp	121,768
3,522	*	Virtus Investment Partners, Inc	106,576
3,976		Westwood Holdings Group, Inc	134,508
11,029	*	World Acceptance Corp	487,041

		TOTAL DIVERSIFIED FINANCIALS	22,594,091

ENERGY - 5.5%
46,693	*	Abraxas Petroleum Corp	132,608
24,794	*	Allis-Chalmers Energy, Inc	103,391
5,952		Alon USA Energy, Inc	32,141
34,941	*	American Oil & Gas, Inc	283,022
6,347		APCO Argentina, Inc	219,670
9,015	*	Approach Resources, Inc	100,788
30,904	*	ATP Oil & Gas Corp	421,840
16,125	*	Basic Energy Services, Inc	137,385
34,885		Berry Petroleum Co (Class A)	1,106,901
31,337	*	Bill Barrett Corp	1,128,131
67,678	*	BPZ Energy, Inc	259,207
79,416	*	Brigham Exploration Co	1,489,049
24,620	*	Bristow Group, Inc	888,290
65,416	*	Cal Dive International, Inc	357,826
19,962	*	Callon Petroleum Co	98,812
13,128		CARBO Ceramics, Inc	1,063,368
20,916	*	Carrizo Oil & Gas, Inc	500,729
39,624	*	Cheniere Energy, Inc	99,852
3,615	*	Clayton Williams Energy, Inc	182,883
27,812	*	Clean Energy Fuels Corp	395,209
21,885	*	Cloud Peak Energy, Inc	399,401
52,858	*	Complete Production Services, Inc	1,080,946

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

8,131	*	Contango Oil & Gas Co	$407,851
27,930	*	Crosstex Energy, Inc	220,647
21,065	*	CVR Energy, Inc	173,786
5,463	*	Dawson Geophysical Co	145,589
8,997		Delek US Holdings, Inc	64,419
128,618	*	Delta Petroleum Corp	101,171
33,766		DHT Maritime, Inc	139,454
23,206	*	Dril-Quip, Inc	1,441,325
98,068	*	Endeavour International Corp	126,508
20,094	*	Energy Partners Ltd	241,329
33,914	*	Energy XXI Bermuda Ltd	783,753
10,276	*	Evolution Petroleum Corp	61,759
29,515	*	FX Energy, Inc	122,192
30,341	*	Gastar Exploration Ltd	121,971
54,571		General Maritime Corp	267,944
9,036	*	Georesources, Inc	143,672
5,195	*	Global Geophysical Services, Inc	37,872
70,431	*	Global Industries Ltd	385,258
21,290	*	GMX Resources, Inc	103,469
23,669		Golar LNG Ltd	296,336
16,963	*	Goodrich Petroleum Corp	247,151
10,870	*	Green Plains Renewable Energy, Inc	131,636
9,933		Gulf Island Fabrication, Inc	180,781
16,094	*	Gulfmark Offshore, Inc	494,408
18,801	*	Gulfport Energy Corp	260,206
2,622		Hallador Petroleum Co	30,494
1,800		Halliburton Co	59,526
23,027	*	Harvest Natural Resources, Inc	239,941
71,338	*	Helix Energy Solutions Group, Inc	794,705
78,996	*	Hercules Offshore, Inc	209,339
15,070	*	Hornbeck Offshore Services, Inc	293,714
12,547		Houston American Energy Corp	125,470
91,230	*	International Coal Group, Inc	485,344
84,536	*	ION Geophysical Corp	434,515
797	*	Isramco, Inc	47,979
18,408	*	James River Coal Co	322,692
85,581	*	Key Energy Services, Inc	813,875
11,865		Knightsbridge Tankers Ltd	224,249
101,452	*	Kodiak Oil & Gas Corp	343,922
11,493	*	L&L Energy, Inc	92,174
20,429		Lufkin Industries, Inc	896,833
33,496	*	Magnum Hunter Resources Corp	138,673
18,119	*	Matrix Service Co	158,541
55,865	*	McMoRan Exploration Co	961,437
11,932	*	Miller Petroleum, Inc	64,313
8,286	*	Natural Gas Services Group, Inc	122,384
60,460	*	Newpark Resources, Inc	507,864
32,001		Nordic American Tanker Shipping	856,347
30,671	*	Northern Oil And Gas, Inc	519,567
32,950	*	Oasis Petroleum, Inc	638,242
17,454		Overseas Shipholding Group, Inc	599,021
2,832	*	OYO Geospace Corp	163,916

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

33,185	*	Pacific Asia Petroleum, Inc	$105,860
4,887		Panhandle Oil and Gas, Inc (Class A)	120,660
79,145	*	Parker Drilling Co	344,281
53,320	*	Patriot Coal Corp	608,381
31,572		Penn Virginia Corp	506,415
13,007	*	Petroleum Development Corp	358,993
38,333	*	Petroquest Energy, Inc	233,448
8,978	*	PHI, Inc	145,264
37,540	*	Pioneer Drilling Co	239,505
38,637	*	RAM Energy Resources, Inc	60,274
149,868	*	Rentech, Inc	147,770
26,373	*	Resolute Energy Corp	291,685
22,415	*	Rex Energy Corp	286,912
5,023	*	Rex Stores Corp	72,783
35,970	*	Rosetta Resources, Inc	844,935
19,289		RPC, Inc	408,155
8,995	*	Scorpio Tankers, Inc	101,554
7,064	*	Seahawk Drilling, Inc	59,761
30,501		Ship Finance International Ltd	592,634
29,210	*	Stone Energy Corp	430,263
25,535	*	Swift Energy Co	717,023
48,021	*	Syntroleum Corp	89,799
9,178	*	T-3 Energy Services, Inc	240,005
18,787		Teekay Tankers Ltd (Class A)	244,419
20,993	*	Tesco Corp	252,546
51,640	*	Tetra Technologies, Inc	526,728
102,312	*	TransAtlantic Petroleum Ltd	302,844
9,594	*	Union Drilling, Inc	42,981
42,127	*	Uranium Energy Corp	138,177
76,609	*	USEC, Inc	397,601
34,791		Vaalco Energy, Inc	199,700
84,992	*	Vantage Drilling Co	135,987
13,710	*	Venoco, Inc	269,127
24,299		W&T Offshore, Inc	257,569
45,499	*	Warren Resources, Inc	180,631
35,615	*	Western Refining, Inc	186,623
27,890	*	Willbros Group, Inc	255,751
46,878		World Fuel Services Corp	1,219,296

		TOTAL ENERGY	38,943,353

FOOD & STAPLES RETAILING - 0.9%
12,785		Andersons, Inc	484,552
830		Arden Group, Inc (Class A)	68,475
25,825		Casey’s General Stores, Inc	1,078,193
22,197	*	Great Atlantic & Pacific Tea Co, Inc	87,900
8,838		Ingles Markets, Inc (Class A)	146,799
8,735		Nash Finch Co	371,587
15,434	*	Pantry, Inc	372,114
11,012		Pricesmart, Inc	320,780
387,541	*	Rite Aid Corp	365,451
29,930		Ruddick Corp	1,037,972
15,664		Spartan Stores, Inc	227,128

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

5,170	*	Susser Holdings Corp	$72,380
29,468	*	United Natural Foods, Inc	976,570
4,306		Village Super Market (Class A)	120,310
7,068		Weis Markets, Inc	276,571
38,294	*	Winn-Dixie Stores, Inc	273,036

		TOTAL FOOD & STAPLES RETAILING	6,279,818

FOOD, BEVERAGE & TOBACCO - 1.5%
2,512		Alico, Inc	58,379
61,175	*	Alliance One International, Inc	253,876
33,071		B&G Foods, Inc (Class A)	361,135
6,006	*	Boston Beer Co, Inc (Class A)	401,621
1,246		Bridgford Foods Corp	15,986
7,617		Calavo Growers, Inc	165,137
9,741	b	Cal-Maine Foods, Inc	282,294
30,623	*	Chiquita Brands International, Inc	405,449
2,899		Coca-Cola Bottling Co Consolidated	153,444
55,730	*	Darling International, Inc	474,820
14,732		Diamond Foods, Inc	603,865
24,930	*	Dole Food Co, Inc	228,110
4,703		Farmer Bros Co	75,248
26,765	*	Fresh Del Monte Produce, Inc	580,801
1,656		Griffin Land & Nurseries, Inc (Class A)	43,785
27,946	*	Hain Celestial Group, Inc	670,144
6,711	*	Harbinger Group, Inc	37,246
61,628	*	Heckmann Corp	240,349
8,511		Imperial Sugar Co	111,324
9,862		J&J Snack Foods Corp	413,514
4,882	*	John B. Sanfilippo & Son, Inc	64,442
13,028		Lancaster Colony Corp	618,830
17,974		Lance, Inc	382,846
3,394	*	Lifeway Foods, Inc	35,705
5,640		Limoneira Co	113,590
4,920		Mgp Ingredients, Inc	38,622
7,782		National Beverage Corp	108,948
33,789	*	Pilgrim’s Pride Corp	189,894
15,509		Sanderson Farms, Inc	671,384
5,467	*	Seneca Foods Corp	143,181
43,526	*	Smart Balance, Inc	168,881
65,577	*	Star Scientific, Inc	137,712
12,387	*	Synutra International, Inc	143,070
15,882		Tootsie Roll Industries, Inc	395,144
23,694	*	TreeHouse Foods, Inc	1,092,292
16,496		Universal Corp	661,325
29,762		Vector Group Ltd	556,554

		TOTAL FOOD, BEVERAGE & TOBACCO	11,098,947

HEALTH CARE EQUIPMENT & SERVICES - 7.2%
15,348	*	Abaxis, Inc	354,539
20,448	*	Abiomed, Inc	216,953
8,053	*	Accretive Health, Inc	87,214
35,537	*	Accuray, Inc	221,040

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,433	*	AGA Medical Holdings, Inc	$131,685
7,620	*	Air Methods Corp	316,840
40,428	*	Align Technology, Inc	791,580
4,523	*	Alimera Sciences, Inc	43,285
19,153	*	Alliance Imaging, Inc	87,721
30,376	*	Allied Healthcare International, Inc	75,940
5,681	*	Almost Family, Inc	168,328
35,234	*	Alphatec Holdings, Inc	75,048
19,841	*	Amedisys, Inc	472,216
6,259		America Service Group, Inc	93,134
10,911	*	American Dental Partners, Inc	131,587
51,365	*	American Medical Systems Holdings, Inc	1,005,727
35,401	*	AMERIGROUP Corp	1,503,479
22,790	*	AMN Healthcare Services, Inc	117,141
20,695	*	Amsurg Corp	361,749
8,954		Analogic Corp	401,856
17,184	*	Angiodynamics, Inc	261,884
47,859	*	Antares Pharma, Inc	69,396
18,727	*	Arthrocare Corp	509,000
6,827	*	Assisted Living Concepts, Inc (A Shares)	207,814
22,585	*	athenahealth, Inc	745,757
1,067		Atrion Corp	168,063
16,656	*	Bio-Reference Labs, Inc	347,444
27,195	*	BioScrip, Inc	140,326
8,922		Cantel Medical Corp	144,536
17,855	*	Capital Senior Living Corp	95,167
16,746	*	CardioNet, Inc	75,524
25,941	*	Catalyst Health Solutions, Inc	913,383
33,476	*	Centene Corp	789,699
27,086	*	Cerus Corp	104,010
15,751		Chemed Corp	897,334
9,071	*	Chindex International, Inc	137,063
38,204	*	Clarient, Inc	129,130
6,649		Computer Programs & Systems, Inc	283,048
21,746	*	Conceptus, Inc	299,008
20,285	*	Conmed Corp	454,587
19,781	*	Continucare Corp	83,080
4,839	*	Corvel Corp	205,416
21,512	*	Cross Country Healthcare, Inc	154,671
19,097	*	CryoLife, Inc	115,919
9,357	*	Cutera, Inc	75,792
19,296	*	Cyberonics, Inc	514,817
6,636	*	Cynosure, Inc (Class A)	67,754
25,923	*	Delcath Systems, Inc	187,164
39,791	*	DexCom, Inc	526,037
6,365	*	DynaVox, Inc	51,684
15,915	*	Electro-Optical Sciences, Inc	103,766
13,854	*	Emeritus Corp	236,349
33,765	*	Endologix, Inc	153,968
9,922		Ensign Group, Inc	178,100
5,762	*	Exactech, Inc	94,036
20,083	*	Five Star Quality Care, Inc	101,419

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,053	*	Genoptix, Inc	$171,153
19,170	*	Gentiva Health Services, Inc	418,865
16,124	*	Greatbatch, Inc	373,916
17,073	*	Haemonetics Corp	999,283
18,199	*	Hanger Orthopedic Group, Inc	264,613
29,588	*	Hansen Medical, Inc	42,311
17,789	*	Health Grades, Inc	145,692
64,094	*	Healthsouth Corp	1,230,604
39,533	*	Healthspring, Inc	1,021,533
23,712	*	Healthways, Inc	276,008
6,191	*	HeartWare International, Inc	425,693
18,475	*	HMS Holdings Corp	1,088,917
7,939	*	ICU Medical, Inc	296,045
47,468	*	Immucor, Inc	941,290
26,345	*	Insulet Corp	372,518
14,348	*	Integra LifeSciences Holdings Corp	566,172
20,203		Invacare Corp	535,582
10,707	*	IPC The Hospitalist Co, Inc	292,515
11,665	*	IRIS International, Inc	111,984
4,997	*	Kensey Nash Corp	144,363
27,429	*	Kindred Healthcare, Inc	357,126
6,298		Landauer, Inc	394,444
12,984	*	LCA-Vision, Inc	72,321
10,862	*	LHC Group, Inc	251,890
22,705	*	Magellan Health Services, Inc	1,072,584
17,740	*	MAKO Surgical Corp	169,949
35,231		Masimo Corp	962,159
29,366	*	MedAssets, Inc	617,861
14,295	*	Medcath Corp	143,951
9,843	*	Medical Action Industries, Inc	89,079
13,057	*	Medidata Solutions, Inc	250,694
7,888		MedQuist, Inc	69,099
35,907	*	Merge Healthcare, Inc	104,130
27,563		Meridian Bioscience, Inc	603,078
19,574	*	Merit Medical Systems, Inc	311,031
27,780	*	Metropolitan Health Networks, Inc	105,564
10,630	*	Molina Healthcare, Inc	286,904
7,803	*	MWI Veterinary Supply, Inc	450,389
5,645		National Healthcare Corp	209,260
1,214		National Research Corp	31,661
19,991	*	Natus Medical, Inc	291,269
15,662	*	Neogen Corp	530,159
26,710	*	NuVasive, Inc	938,589
17,082	*	NxStage Medical, Inc	326,266
22,623	*	Omnicell, Inc	295,909
32,128	*	OraSure Technologies, Inc	130,118
12,230	*	Orthofix International NV	384,267
46,172	*	Orthovita, Inc	104,810
43,176		Owens & Minor, Inc	1,228,788
12,853	*	Palomar Medical Technologies, Inc	132,771
6,146	*	PDI, Inc	53,716
21,618	*	PharMerica Corp	206,020

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,128	*	Prospect Medical Holdings, Inc	$52,088
8,962	*	Providence Service Corp	146,887
38,666	*	PSS World Medical, Inc	826,679
39,121	*	Psychiatric Solutions, Inc	1,312,509
12,872		Quality Systems, Inc	853,542
15,481	*	Quidel Corp	170,136
17,332	*	RehabCare Group, Inc	350,453
17,260	*	Res-Care, Inc	229,040
7,336	*	Rochester Medical Corp	80,036
37,340	*	RTI Biologics, Inc	98,204
13,220	*	Rural	112,502
34,923	*	Select Medical Holdings Corp	268,907
22,841	*	Sirona Dental Systems, Inc	823,190
13,713	*	Skilled Healthcare Group, Inc (Class A)	53,892
40,435	*	Solta Medical, Inc	80,870
9,630	*	SonoSite, Inc	322,701
23,021	*	Spectranetics Corp	124,774
24,194	*	Staar Surgical Co	130,890
20,739	*	Stereotaxis, Inc	85,859
40,507		STERIS Corp	1,345,642
51,225	*	Sun Healthcare Group, Inc	433,876
38,719	*	Sunrise Senior Living, Inc	132,806
12,077	*	SurModics, Inc	143,958
24,967	*	Symmetry Medical, Inc	240,682
24,689	*	Syneron Medical Ltd	244,915
7,786	*	Synovis Life Technologies, Inc	116,401
10,671	*	Team Health Holdings, Inc	137,763
33,317	*	TomoTherapy, Inc	117,276
6,271	*	Transcend Services, Inc	95,633
14,077	*	Triple-S Management Corp (Class B)	237,197
33,654	*	Unilife Corp	202,934
22,225		Universal American Financial Corp	327,819
6,604	*	US Physical Therapy, Inc	110,419
11,607	*	Vascular Solutions, Inc	133,248
10,030	*	Vital Images, Inc	132,697
34,300	*	Volcano Corp	891,114
28,927	*	WellCare Health Plans, Inc	837,726
22,515		West Pharmaceutical Services, Inc	772,490
26,175	*	Wright Medical Group, Inc	377,182
3,917		Young Innovations, Inc	112,065
14,899	*	Zoll Medical Corp	480,791

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	50,921,913

HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
5,690	*	Cellu Tissue Holdings, Inc	67,882
37,926	*	Central Garden and Pet Co (Class A)	392,913
17,042	*	Elizabeth Arden, Inc	340,670
12,410		Female Health Co	63,912
9,950		Inter Parfums, Inc	175,021
9,387	*	Medifast, Inc	254,669
5,273	*	Nature’s Sunshine Products, Inc	47,141
33,599		Nu Skin Enterprises, Inc (Class A)	967,650

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,650	*	Nutraceutical International Corp	$104,339
3,573		Oil-Dri Corp of America	76,855
29,045	*	Prestige Brands Holdings, Inc	287,255
7,439	*	Revlon, Inc (Class A)	93,880
7,966		Schiff Nutrition International, Inc	65,321
12,432	*	Spectrum Brands, Inc	337,902
4,212	*	USANA Health Sciences, Inc	169,996
11,291		WD-40 Co	429,284

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	3,874,690

INSURANCE - 2.9%
202,709	*	Ambac Financial Group, Inc	112,504
39,906		American Equity Investment Life Holding Co	408,637
5,462		American Physicians Capital, Inc	226,455
4,369		American Physicians Service Group, Inc	141,337
6,972	*	American Safety Insurance Holdings Ltd	113,922
12,854	*	Amerisafe, Inc	241,398
15,335		Amtrust Financial Services, Inc	222,664
21,185		Argo Group International Holdings Ltd	735,967
5,597		Baldwin & Lyons, Inc (Class B)	142,444
25,130	*	Citizens, Inc (Class A)	173,146
11,362	*	CNA Surety Corp	203,607
150,409	*	Conseco, Inc	833,266
16,565	*	Crawford & Co (Class B)	40,253
32,200		Delphi Financial Group, Inc (Class A)	804,678
7,747		Donegal Group, Inc (Class A)	101,253
15,048	*	eHealth, Inc	194,420
3,273		EMC Insurance Group, Inc	69,780
29,153		Employers Holdings, Inc	459,743
4,819	*	Enstar Group Ltd	349,859
9,327		FBL Financial Group, Inc (Class A)	242,315
69,686		First American Financial Corp	1,041,109
9,932		First Mercury Financial Corp	100,115
36,184		Flagstone Reinsurance Holdings Ltd	383,912
6,795	*	Fpic Insurance Group, Inc	238,437
19,309	*	Greenlight Capital Re Ltd (Class A)	483,111
8,046	*	Hallmark Financial Services	70,322
8,066		Harleysville Group, Inc	264,484
27,553	*	Hilltop Holdings, Inc	263,958
27,252		Horace Mann Educators Corp	484,541
9,172		Infinity Property & Casualty Corp	447,318
2,858		Kansas City Life Insurance Co	89,141
34,141		Maiden Holdings Ltd	259,813
65,729		Max Capital Group Ltd	1,309,321
37,038		Meadowbrook Insurance Group, Inc	332,231
48,499		Montpelier Re Holdings Ltd	840,003
29,462	*	National Financial Partners Corp	373,284
4,565		National Interstate Corp	99,380
1,475		National Western Life Insurance Co (Class A)	207,503
8,435	*	Navigators Group, Inc	376,454
3,286		NYMAGIC, Inc	84,352
80,596	*	Phoenix Cos, Inc	169,252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

28,039		Platinum Underwriters Holdings Ltd	$1,220,257
21,765	*	PMA Capital Corp (Class A)	164,108
14,232		Presidential Life Corp	139,474
16,724		Primerica, Inc	340,166
22,220	*	ProAssurance Corp	1,279,650
12,512		RLI Corp	708,429
8,771		Safety Insurance Group, Inc	368,557
15,303		SeaBright Insurance Holdings, Inc	123,342
36,830		Selective Insurance Group, Inc	599,961
10,009		State Auto Financial Corp	152,237
11,598		Stewart Information Services Corp	131,289
27,961		Tower Group, Inc	652,889
9,573	*	United America Indemnity Ltd	153,647
15,920		United Fire & Casualty Co	337,663
9,171		Universal Insurance Holdings, Inc	41,178

		TOTAL INSURANCE	20,148,536

MATERIALS - 5.3%
20,128		A. Schulman, Inc	405,579
2,747	*	AEP Industries, Inc	64,884
51,087	*	Allied Nevada Gold Corp	1,353,807
16,548		AMCOL International Corp	433,392
14,577		American Vanguard Corp	90,086
15,691		Arch Chemicals, Inc	550,597
19,389		Balchem Corp	598,345
48,751	*	Boise, Inc	316,394
13,617	*	Brush Engineered Materials, Inc	387,267
26,183		Buckeye Technologies, Inc	385,152
38,786	*	Calgon Carbon Corp	562,397
33,481	*	Capital Gold Corp	161,713
10,825	*	Castle (A.M.) & Co	143,431
43,497	*	Century Aluminum Co	572,855
7,797	*	Clearwater Paper Corp	593,196
60,076	*	Coeur d’Alene Mines Corp	1,196,715
7,456		Deltic Timber Corp	334,029
58,534	*	Ferro Corp	754,503
40,058	*	General Moly, Inc	146,612
23,432	*	Georgia Gulf Corp	382,879
31,236		Glatfelter	379,830
41,834	*	Globe Specialty Metals, Inc	587,349
174,614	*	Golden Star Resources Ltd	862,593
11,917	*	Graham Packaging Co, Inc	140,859
77,897	*	Graphic Packaging Holding Co	260,176
33,370		H.B. Fuller Co	663,062
6,008		Hawkins, Inc	212,803
8,236		Haynes International, Inc	287,601
37,568	*	Headwaters, Inc	135,245
175,526	*	Hecla Mining Co	1,109,324
28,678	*	Horsehead Holding Corp	283,052
14,883		Innophos Holdings, Inc	492,627
58,420	*	Jaguar Mining, Inc	379,730
10,553		Kaiser Aluminum Corp	451,563

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,566	*	Kapstone Paper and Packaging Corp	$322,511
4,252		KMG Chemicals, Inc	59,911
14,023		Koppers Holdings, Inc	376,798
7,796	*	KRATON Polymers LLC	211,661
18,386	*	Landec Corp	114,177
85,571	*	Louisiana-Pacific Corp	647,772
11,891	*	LSB Industries, Inc	220,816
7,954	*	Metals USA Holdings Corp	103,243
12,825		Minerals Technologies, Inc	755,649
17,480	*	Molycorp, Inc	494,509
24,513		Myers Industries, Inc	210,567
10,225		Neenah Paper, Inc	155,420
7,053		NewMarket Corp	801,785
4,826		NL Industries, Inc	43,820
7,950	*	Noranda Aluminium Holding Corp	65,349
53,812		Olin Corp	1,084,850
6,333		Olympic Steel, Inc	145,596
21,393	*	OM Group, Inc	644,357
31,051	*	Omnova Solutions, Inc	223,257
63,287	*	PolyOne Corp	765,140
7,738		Quaker Chemical Corp	251,949
26,573		Rock-Tenn Co (Class A)	1,323,601
35,554	*	Rockwood Holdings, Inc	1,118,884
20,528	*	RTI International Metals, Inc	628,567
12,533		Schweitzer-Mauduit International, Inc	730,799
26,838	*	Senomyx, Inc	106,815
34,066		Sensient Technologies Corp	1,038,672
36,800		Silgan Holdings, Inc	1,166,560
82,950	*	Solutia, Inc	1,328,859
19,908	*	Spartech Corp	163,445
5,416		Stepan Co	320,140
30,873	*	Stillwater Mining Co	519,901
19,712	*	STR Holdings, Inc	424,596
14,455		Texas Industries, Inc	455,622
5,490	*	Texas Petrochemicals, Inc	130,772
94,864	*	Thompson Creek Metals Co, Inc	1,022,634
1,796	*	United States Lime & Minerals, Inc	69,433
4,713	*	Universal Stainless & Alloy	115,751
18,618	*	US Energy Corp Wyoming	84,526
57,759	*	US Gold Corp	287,062
10,317	*	Verso Paper Corp	29,713
31,670	*	Wausau Paper Corp	262,544
13,246		Westlake Chemical Corp	396,453
41,562		Worthington Industries, Inc	624,677
49,837	*	WR Grace & Co	1,392,447
14,604		Zep, Inc	254,694
19,324	*	Zoltek Cos, Inc	187,829

		TOTAL MATERIALS	37,563,780

MEDIA - 1.4%
12,409	*	AH Belo Corp (Class A)	87,732
18,498		Arbitron, Inc	517,389

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

9,754	*	Ascent Media Corp (Series A)	$260,529
9,864	*	Ballantyne Strong, Inc	85,324
2,354	*	Beasley Broadcasting Group, Inc	12,453
63,658	*	Belo (A.H.) Corp (Class A)	394,680
7,404	*	Carmike Cinemas, Inc	64,563
38,840		Cinemark Holdings, Inc	625,324
36,137	*	CKX, Inc	177,071
7,284	*	Crown Media Holdings, Inc (Class A)	17,409
15,074	*	Cumulus Media, Inc (Class A)	42,358
34,758	*	Dex One Corp	426,828
16,338	*	Entercom Communications Corp (Class A)	128,417
33,642	*	Entravision Communications Corp (Class A)	66,948
21,975	*	EW Scripps Co (Class A)	173,163
4,543	*	Fisher Communications, Inc	79,184
11,479	*	Global Sources Ltd	86,666
33,589	*	Gray Television, Inc	67,514
27,038		Harte-Hanks, Inc	315,533
28,618	*	Journal Communications, Inc (Class A)	129,067
21,204	*	Knology, Inc	284,770
29,684	*	Lee Enterprises, Inc	79,553
19,948	*	Lin TV Corp (Class A)	88,569
47,201	*	Lions Gate Entertainment Corp	346,927
95,382	*	Live Nation, Inc	942,374
17,333	*	Lodgenet Entertainment Corp	48,532
18,198	*	Martha Stewart Living Omnimedia, Inc (Class A)	86,259
40,263	*	McClatchy Co (Class A)	158,234
15,318	*	Media General, Inc (Class A)	137,249
27,829	*	Mediacom Communications Corp (Class A)	183,950
36,160		National CineMedia, Inc	647,264
7,439	*	Nexstar Broadcasting Group, Inc (Class A)	38,311
9,442	*	Outdoor Channel Holdings, Inc	52,214
14,583	*	Playboy Enterprises, Inc (Class B)	74,957
11,346		Primedia, Inc	43,115
21,663	*	Radio One, Inc	19,066
3,344	*	ReachLocal, Inc	46,080
6,381	*	Rentrak Corp	161,248
20,822		Scholastic Corp	579,268
31,368	*	Sinclair Broadcast Group, Inc (Class A)	220,203
7,980	*	SuperMedia, Inc	84,349
33,999	*	Valassis Communications, Inc	1,152,225
883		Value Line, Inc	12,247
31,133	*	Warner Music Group Corp	140,099
3,641	*	Westwood One, Inc	30,912
16,768		World Wrestling Entertainment, Inc (Class A)	233,243

		TOTAL MEDIA	9,649,370

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.7%
36,429	*	Accelrys, Inc	253,546
26,367	*	Acorda Therapeutics, Inc	870,638
5,638	*	Acura Pharmaceuticals, Inc	14,039
14,328	*	Affymax, Inc	85,252
49,496	*	Affymetrix, Inc	225,702

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

37,862	*	Akorn, Inc	$152,962
16,398	*	Albany Molecular Research, Inc	104,619
26,990	*	Alexza Pharmaceuticals, Inc	85,558
64,462	*	Alkermes, Inc	944,368
54,602	*	Allos Therapeutics, Inc	257,721
25,509	*	Alnylam Pharmaceuticals, Inc	313,251
14,651	*	AMAG Pharmaceuticals, Inc	252,144
3,940	*	Anthera Pharmaceuticals, Inc	16,509
9,248	*	Ardea Biosciences, Inc	212,704
76,927	*	Arena Pharmaceuticals, Inc	120,775
76,935	*	Ariad Pharmaceuticals, Inc	293,892
28,841	*	Arqule, Inc	148,531
36,848	*	Array Biopharma, Inc	119,019
25,094	*	AspenBio Pharma, Inc	12,798
28,586	*	Auxilium Pharmaceuticals, Inc	708,361
50,133	*	AVANIR Pharmaceuticals, Inc	159,924
6,409	*	AVEO Pharmaceuticals, Inc	71,396
76,759	*	AVI BioPharma, Inc	141,237
20,050	*	BioCryst Pharmaceuticals, Inc	99,047
11,177	*	Biodel, Inc	59,238
9,943	*	BioMimetic Therapeutics, Inc	113,350
43,241	*	Biosante Pharmaceuticals, Inc	72,645
2,765	*	Biospecifics Technologies Corp	74,434
14,657	*	Biotime, Inc	69,621
19,729	*	BMP Sunstone Corp	149,940
49,549	*	Bruker BioSciences Corp	695,172
17,242	*	Cadence Pharmaceuticals, Inc	143,971
31,189	*	Caliper Life Sciences, Inc	124,444
19,713	*	Cambrex Corp	83,780
6,822	*	Caraco Pharmaceutical Laboratories Ltd	36,702
55,025	*	Celera Corp	370,869
22,034	*	Celldex Therapeutics, Inc	88,136
40,539	*	Cepheid, Inc	758,485
21,841	*	Chelsea Therapeutics International, Inc	111,826
16,822	*	China Aoxing Pharmaceutical Co, Inc	51,475
7,746	*	Clinical Data, Inc	130,675
4,213	*	Codexis, Inc	40,445
45,700	*	Combinatorx, Inc	59,410
6,079	*	Compound partnering business	68,571
17,587	*	Corcept Therapeutics, Inc	68,413
4,827	*	Cornerstone Therapeutics, Inc	34,079
39,678	*	Cubist Pharmaceuticals, Inc	928,068
8,619	*	Cumberland Pharmaceuticals, Inc	50,076
55,560	*	Curis, Inc	76,117
26,710	*	Cypress Bioscience, Inc	102,834
32,305	*	Cytokinetics, Inc	85,285
28,109	*	Cytori Therapeutics, Inc	137,453
76,064	*	Cytrx	57,040
36,453	*	Depomed, Inc	163,309
11,975	*	Dionex Corp	1,035,120
55,757	*	Durect Corp	141,623
67,755	*	Dyax Corp	160,579

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

49,689	*	Dynavax Technologies Corp	$90,931
13,169	*	Emergent Biosolutions, Inc	227,297
23,131	*	Enzo Biochem, Inc	87,898
34,429	*	Enzon Pharmaceuticals, Inc	387,326
29,877	*	eResearch Technology, Inc	223,480
12,713	*	Eurand NV	125,096
24,708	*	Exact Sciences Corp	178,886
74,983	*	Exelixis, Inc	293,933
9,516	*	Genomic Health, Inc	127,134
68,720	*	Geron Corp	380,022
49,890	*	Halozyme Therapeutics, Inc	384,652
6,901	*	Hi-Tech Pharmacal Co, Inc	139,676
24,849	*	Idenix Pharmaceuticals, Inc	77,032
47,367	*	Immunogen, Inc	296,991
45,555	*	Immunomedics, Inc	146,687
42,721	*	Impax Laboratories, Inc	845,876
60,003	*	Incyte Corp	959,448
10,531	*	Infinity Pharmaceuticals, Inc	58,026
34,275	*	Inhibitex, Inc	61,695
54,865	*	Inovio Biomedical Corp	68,581
41,314	*	Inspire Pharmaceuticals, Inc	245,818
31,420	*	InterMune, Inc	427,940
13,417	*	Ironwood Pharmaceuticals, Inc	136,585
65,367	*	Isis Pharmaceuticals, Inc	549,083
10,326	*	Jazz Pharmaceuticals, Inc	110,798
10,331	*	Kendle International, Inc	96,285
35,531	*	Keryx Biopharmaceuticals, Inc	170,904
6,801	*	Lannett Co, Inc	31,149
137,099	*	Lexicon Pharmaceuticals, Inc	219,358
81,786	*	Ligand Pharmaceuticals, Inc (Class B)	129,222
25,175	*	Luminex Corp	402,800
42,752	*	MannKind Corp	289,004
9,600	*	MAP Pharmaceuticals, Inc	146,880
22,169	*	Martek Biosciences Corp	501,684
21,634	*	Maxygen, Inc	125,261
37,004	*	Medicines Co	525,457
41,138		Medicis Pharmaceutical Corp (Class A)	1,219,743
23,618	*	Medivation, Inc	307,034
18,590	*	Metabolix, Inc	233,862
56,113	*	Micromet, Inc	377,079
27,809	*	Momenta Pharmaceuticals, Inc	418,525
31,729	*	Nabi Biopharmaceuticals	152,299
11,869	*	Nanosphere, Inc	59,701
63,980	*	Nektar Therapeutics	944,985
14,482	*	Neostem, Inc	29,398
28,671	*	Neuralstem, Inc	72,251
33,813	*	Neurocrine Biosciences, Inc	204,907
7,506	*	NeurogesX, Inc	51,866
3,264	*	Novacea, Inc	22,750
58,624	*	Novavax, Inc	128,387
41,165	*	NPS Pharmaceuticals, Inc	281,569
2,440	*	Nupathe, Inc	17,592

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

12,796	*	Nymox Pharmaceutical Corp	$45,682
11,888	*	Obagi Medical Products, Inc	124,824
12,662	*	Omeros Corp	92,306
42,737	*	Onyx Pharmaceuticals, Inc	1,127,402
61,600	*	Opko Health, Inc	137,984
23,208	*	Optimer Pharmaceuticals, Inc	212,817
21,157	*	Orexigen Therapeutics, Inc	125,461
11,651	*	Osiris Therapeutics, Inc	84,819
24,629	*	Pain Therapeutics, Inc	152,207
24,270	*	Par Pharmaceutical Cos, Inc	705,772
39,825	*	Parexel International Corp	921,152
83,186		PDL BioPharma, Inc	437,558
35,707	*	Peregrine Pharmaceuticals, Inc	51,775
26,365	*	Pharmacyclics, Inc	212,502
20,007	*	Pharmasset, Inc	590,207
18,595	*	Pozen, Inc	131,653
19,568	*	Progenics Pharmaceuticals, Inc	98,818
24,194	*	Pure Bioscience	55,888
37,556	*	Questcor Pharmaceuticals, Inc	372,556
36,271	*	Rigel Pharmaceuticals, Inc	305,039
39,090	*	Salix Pharmaceuticals Ltd	1,552,656
31,213	*	Sangamo Biosciences, Inc	107,061
35,720	*	Santarus, Inc	107,517
46,058	*	Savient Pharmaceuticals, Inc	1,053,346
25,028	*	Sciclone Pharmaceuticals, Inc	66,074
57,037	*	Seattle Genetics, Inc	885,785
51,427	*	Sequenom, Inc	360,503
22,373	*	SIGA Technologies, Inc	189,276
19,714	*	Somaxon Pharmaceuticals, Inc	76,687
34,192	*	Spectrum Pharmaceuticals, Inc	142,581
85,871	*	StemCells, Inc	71,273
8,144	*	Sucampo Pharmaceuticals, Inc (Class A)	30,540
39,998	*	SuperGen, Inc	83,596
15,288	*	Synta Pharmaceuticals Corp	60,999
16,158	*	Targacept, Inc	360,970
42,629	*	Theravance, Inc	856,843
19,047	*	Vanda Pharmaceuticals, Inc	127,234
39,110	*	Vical, Inc	87,215
53,095	*	Viropharma, Inc	791,646
56,463	*	Vivus, Inc	377,737
19,588	*	Xenoport, Inc	139,271
33,551	*	ZIOPHARM Oncology, Inc	125,816
36,924	*	Zymogenetics, Inc	360,009

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	39,799,078

REAL ESTATE - 7.4%
27,375		Acadia Realty Trust	520,125
6,054		Agree Realty Corp	152,864
1,394		Alexander’s, Inc	440,197
44,729		American Campus Communities, Inc	1,361,551
22,359		American Capital Agency Corp	594,079
81,053		Anworth Mortgage Asset Corp	577,908

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

7,401		Apollo Commercial Real Estate Finance, Inc	$118,934
28,171	*	Ashford Hospitality Trust, Inc	254,948
21,934		Associated Estates Realty Corp	306,637
6,060	*	Avatar Holdings, Inc	115,625
77,462		BioMed Realty Trust, Inc	1,388,119
39,694		Capital Lease Funding, Inc	221,889
48,539		Capstead Mortgage Corp	527,619
94,200		CBL & Associates Properties, Inc	1,230,252
37,939		Cedar Shopping Centers, Inc	230,669
5,982	*	Chatham Lodging Trust	111,325
5,120		Chesapeake Lodging Trust	83,763
29,878		Cogdell Spencer, Inc	188,829
47,823		Colonial Properties Trust	774,254
10,164		Colony Financial, Inc	187,831
4,034		Consolidated-Tomoka Land Co	115,009
62,573		Cousins Properties, Inc	446,771
9,381		CreXus Investment Corp	112,853
24,475		Cypress Sharpridge Investments, Inc	326,741
144,071		DCT Industrial Trust, Inc	690,100
105,275		DiamondRock Hospitality Co	999,060
27,946		DuPont Fabros Technology, Inc	702,842
9,462		Dynex Capital, Inc	102,000
18,487		EastGroup Properties, Inc	691,044
39,564		Education Realty Trust, Inc	282,883
31,724		Entertainment Properties Trust	1,369,842
17,721		Equity Lifestyle Properties, Inc	965,440
24,319		Equity One, Inc	410,505
10,398		Excel Trust, Inc	117,185
59,481		Extra Space Storage, Inc	954,075
67,313	*	FelCor Lodging Trust, Inc	309,640
43,986	*	First Industrial Realty Trust, Inc	223,009
25,723		First Potomac Realty Trust	385,845
25,387	*	Forestar Real Estate Group, Inc	432,849
47,194		Franklin Street Properties Corp	586,149
14,437		Getty Realty Corp	387,345
5,882		Gladstone Commercial Corp	100,935
58,284		Glimcher Realty Trust	358,447
18,886		Government Properties Income Trust	504,256
31,434		Hatteras Financial Corp	894,926
42,508		Healthcare Realty Trust, Inc	994,262
74,371		Hersha Hospitality Trust	385,242
49,081		Highwoods Properties, Inc	1,593,659
25,701		Home Properties, Inc	1,359,583
10,030		Hudson Pacific Properties	164,191
51,691		Inland Real Estate Corp	429,552
17,977		Invesco Mortgage Capital, Inc	386,865
49,750		Investors Real Estate Trust	416,905
65,060	*	iStar Financial, Inc	199,084
14,408	*	Kennedy-Wilson Holdings, Inc	152,725
36,549		Kilroy Realty Corp	1,211,234
37,615		Kite Realty Group Trust	167,011
47,849		LaSalle Hotel Properties	1,119,188

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

66,558		Lexington Corporate Properties Trust	$476,555
16,634		LTC Properties, Inc	424,500
33,379	*	Maguire Properties, Inc	83,448
75,886		Medical Properties Trust, Inc	769,484
191,907		MFA Mortgage Investments, Inc	1,464,249
22,474		Mid-America Apartment Communities, Inc	1,309,785
12,708		Mission West Properties, Inc	86,160
18,303		Monmouth Real Estate Investment Corp (Class A)	143,129
16,667		National Health Investors, Inc	734,348
57,107		National Retail Properties, Inc	1,433,957
43,135	*	Newcastle Investment Corp	133,719
52,295		NorthStar Realty Finance Corp	195,583
29,047		NRDC Acquisition Corp	277,980
63,440		Omega Healthcare Investors, Inc	1,424,228
5,846		One Liberty Properties, Inc	93,010
14,629		Parkway Properties, Inc	216,509
23,740	*	Pebblebrook Hotel Trust	427,557
38,437		Pennsylvania Real Estate Investment Trust	455,863
11,640		Pennymac Mortgage Investment Trust	208,240
33,168		Post Properties, Inc	926,051
27,260		Potlatch Corp	926,840
12,523		PS Business Parks, Inc	708,426
56,561	*	RAIT Investment Trust	93,326
26,335		Ramco-Gershenson Properties	282,048
52,744		Redwood Trust, Inc	762,678
30,479		Resource Capital Corp	193,542
4,395		Saul Centers, Inc	184,370
18,897		Sovran Self Storage, Inc	716,196
32,010		Starwood Property Trust, Inc	636,039
97,653	*	Strategic Hotels & Resorts, Inc	414,049
12,988		Sun Communities, Inc	398,732
67,216	*	Sunstone Hotel Investors, Inc	609,649
27,661		Tanger Factory Outlet Centers, Inc	1,303,940
9,099	*	Tejon Ranch Co	197,175
5,970	*	Terreno Realty Corp	108,773
23,062		Thomas Properties Group, Inc	82,331
15,093		Two Harbors Investment Corp	136,139
6,835		UMH Properties, Inc	73,408
7,234		Universal Health Realty Income Trust	248,922
14,216		Urstadt Biddle Properties, Inc (Class A)	257,025
64,882		U-Store-It Trust	541,765
17,531		Walter Investment Management Corp	306,617
41,530		Washington Real Estate Investment Trust	1,317,747
12,443		Winthrop Realty Trust	153,795

		TOTAL REAL ESTATE	52,374,557

RETAILING - 4.1%
18,563	*	1-800-FLOWERS.COM, Inc (Class A)	35,084
31,358	*	99 Cents Only Stores	592,039
6,400	*	America’s Car-Mart, Inc	161,152
40,121	*	AnnTaylor Stores Corp	812,049
19,187	*	Asbury Automotive Group, Inc	269,961

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,658	*	Audiovox Corp (Class A)	$79,741
26,792		Barnes & Noble, Inc	434,298
22,741		Bebe Stores, Inc	163,963
15,138		Big 5 Sporting Goods Corp	203,152
8,500	*	Blue Nile, Inc	378,165
7,560	*	Bon-Ton Stores, Inc/the	76,885
4,668		Books-A-Million, Inc	28,008
36,600	*	Borders Group, Inc	43,554
29,482		Brown Shoe Co, Inc	338,159
18,148		Buckle, Inc	481,648
11,117	*	Build-A-Bear Workshop, Inc	67,258
27,746	*	Cabela’s, Inc	526,619
26,933	*	Casual Male Retail Group, Inc	109,887
19,353		Cato Corp (Class A)	517,886
80,417	*	Charming Shoppes, Inc	283,068
18,935	*	Children’s Place Retail Stores, Inc	923,459
24,866		Christopher & Banks Corp	196,690
9,787	*	Citi Trends, Inc	236,943
41,191	*	Coldwater Creek, Inc	217,077
43,928	*	Collective Brands, Inc	708,998
7,235	*	Conn’s, Inc	33,643
7,429	*	Core-Mark Holding Co, Inc	230,002
3,049	*	Destination Maternity Corp	100,373
29,591		Dillard’s, Inc (Class A)	699,531
40,511	*	Dress Barn, Inc	962,135
63,815	*	Drugstore.Com	122,525
9,829	*	DSW, Inc (Class A)	282,092
11,113	*	Express Parent LLC	169,029
35,298		Finish Line, Inc (Class A)	490,995
27,427		Fred’s, Inc (Class A)	323,639
11,190		Gaiam, Inc (Class A)	74,861
16,411	*	Genesco, Inc	490,361
3,650	*	Gordmans Stores, Inc	42,158
16,934	*	Group 1 Automotive, Inc	505,988
18,661	*	Gymboree Corp	775,178
12,650		Haverty Furniture Cos, Inc	138,012
9,133	*	hhgregg, Inc	226,133
20,009	*	Hibbett Sports, Inc	499,225
27,737		Hot Topic, Inc	166,145
26,493	*	HSN, Inc	792,141
18,682	*	Jo-Ann Stores, Inc	832,283
18,760	*	JOS A Bank Clothiers, Inc	799,364
10,912	*	Kirkland’s, Inc	151,240
14,432		Lithia Motors, Inc (Class A)	138,403
15,440	*	Lumber Liquidators, Inc	379,361
15,304	*	MarineMax, Inc	107,740
35,908		Men’s Wearhouse, Inc	854,250
9,779	*	Midas, Inc	74,418
13,758		Monro Muffler, Inc	634,381
16,865	*	New York & Co, Inc	43,343
18,436		Nutri/System, Inc	354,709
58,249	*	OfficeMax, Inc	762,479

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,759	*	Orbitz Worldwide, Inc	$92,982
10,195	*	Overstock.com, Inc	160,265
42,875	*	Pacific Sunwear Of California, Inc	224,236
30,748	*	Penske Auto Group, Inc	405,874
34,880		PEP Boys - Manny Moe & Jack	369,030
15,955		PetMed Express, Inc	279,213
70,119	*	Pier 1 Imports, Inc	574,275
44,741		Rent-A-Center, Inc	1,001,303
16,038	*	Retail Ventures, Inc	172,569
10,131	*	Rue21, Inc	261,481
92,349	*	Saks, Inc	794,201
64,314	*	Sally Beauty Holdings, Inc	720,317
37,972	*	Select Comfort Corp	257,450
6,366	*	Shoe Carnival, Inc	128,721
18,660	*	Shutterfly, Inc	484,973
26,059	*	Sonic Automotive, Inc (Class A)	256,160
26,880		Stage Stores, Inc	349,440
18,714	*	Stein Mart, Inc	165,245
7,481		Systemax, Inc	91,867
47,908	*	Talbots, Inc	627,595
20,333	*	Tuesday Morning Corp	96,988
21,420	*	Ulta Salon Cosmetics & Fragrance, Inc	625,464
9,127	*	US Auto Parts Network, Inc	74,841
10,003	*	Vitacost.com, Inc	60,118
11,077	*	Vitamin Shoppe, Inc	304,064
9,517	*	West Marine, Inc	96,693
70,708	*	Wet Seal, Inc (Class A)	239,700
1,668		Winmark Corp	55,778
14,019	*	Zumiez, Inc	296,642

		TOTAL RETAILING	29,409,365

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.7%
14,929	*	Actel Corp	238,118
30,448	*	Advanced Analogic Technologies, Inc	106,872
25,260	*	Advanced Energy Industries, Inc	329,896
3,539	*	Alpha & Omega Semiconductor Lt	40,203
71,578	*	Amkor Technology, Inc	470,267
45,348	*	Anadigics, Inc	276,169
45,108	*	Applied Micro Circuits Corp	451,080
20,904	*	ATMI, Inc	310,633
72,436	*	Axcelis Technologies, Inc	139,801
21,503	*	AXT, Inc	142,350
45,161	*	Brooks Automation, Inc	303,030
15,818	*	Cabot Microelectronics Corp	509,023
30,267	*	Cavium Networks, Inc	870,479
14,317	*	Ceva, Inc	204,733
16	*,m	China Energy Savings Technology, Inc	1
44,985	*	Cirrus Logic, Inc	802,532
16,358		Cohu, Inc	205,947
56,435	*	Conexant Systems, Inc	92,553
20,791	*	Cymer, Inc	770,930
23,429	*	Diodes, Inc	400,402

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,117	*	DSP Group, Inc	$112,819
31,719	*	Energy Conversion Devices, Inc	159,229
91,711	*	Entegris, Inc	428,290
38,915	*	Entropic Communications, Inc	373,584
132,012	*	Evergreen Solar, Inc	96,897
25,093	*	Exar Corp	150,307
26,375	*	FEI Co	516,159
34,650	*	Formfactor, Inc	297,990
22,405	*	FSI International, Inc	59,597
14,331	*	GSI Technology, Inc	82,117
43,387	*	GT Solar International, Inc	363,149
18,645	*	Hittite Microwave Corp	888,434
20,796	*	Ikanos Communications, Inc	24,747
110,817	*	Integrated Device Technology, Inc	648,279
18,006	*	Integrated Silicon Solution, Inc	155,032
15,913	*	IXYS Corp	151,969
45,662	*	Kopin Corp	162,100
48,842	*	Kulicke & Soffa Industries, Inc	302,332
80,477	*	Lattice Semiconductor Corp	382,266
101,967	*	LTX-Credence Corp	213,111
34,774	*	Mattson Technology, Inc	95,629
5,207	*	MaxLinear, Inc	58,423
32,522		Micrel, Inc	320,667
56,633	*	Microsemi Corp	971,256
37,204	*	Microtune, Inc	107,892
22,185	*	Mindspeed Technologies, Inc	172,377
31,017	*	MIPS Technologies, Inc	301,795
34,284	*	MKS Instruments, Inc	616,426
22,330	*	Monolithic Power Systems, Inc	364,649
18,789	*	MoSys, Inc	91,690
12,379	*	Nanometrics, Inc	186,304
42,667	*	Netlogic Microsystems, Inc	1,176,757
3,263	*	NVE Corp	140,407
35,682	*	Omnivision Technologies, Inc	822,113
15,649	*	PDF Solutions, Inc	57,901
17,565	*	Pericom Semiconductor Corp	152,640
36,644	*	Photronics, Inc	193,847
25,727	*	PLX Technology, Inc	93,132
16,819		Power Integrations, Inc	534,676
183,129	*	RF Micro Devices, Inc	1,124,413
9,904	*	Rubicon Technology, Inc	224,722
21,660	*	Rudolph Technologies, Inc	179,995
42,363	*	Semtech Corp	855,309
21,346	*	Sigma Designs, Inc	245,266
53,295	*	Silicon Image, Inc	254,750
9,020	*	Spansion, Inc	135,029
15,581	*	Standard Microsystems Corp	355,403
6,610	*	Supertex, Inc	146,213
34,264	*	Tessera Technologies, Inc	633,884
49,508	*	Trident Microsystems, Inc	84,659
105,898	*	Triquint Semiconductor, Inc	1,016,621
15,044	*	Ultra Clean Holdings	129,679

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,626	*	Ultratech, Inc	$284,305
27,698	*	Veeco Instruments, Inc	965,829
17,211	*	Volterra Semiconductor Corp	370,381
34,553	*	Zoran Corp	263,985

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	25,962,451

SOFTWARE & SERVICES - 8.6%
23,415	*	ACI Worldwide, Inc	524,262
31,512	*	Actuate Corp	162,287
46,649	*	Acxiom Corp	739,853
10,904	*	Advent Software, Inc	569,080
15,335	*	American Software, Inc (Class A)	90,477
13,149	*	Ancestry.com, Inc	299,271
8,167	*	Archipelago Learning, Inc	97,759
16,758	*	ArcSight, Inc	729,978
61,121	*	Ariba, Inc	1,155,187
107,126	*	Art Technology Group, Inc	442,430
43,222	*	Aspen Technology, Inc	448,212
30,579		Blackbaud, Inc	735,119
23,408	*	Blackboard, Inc	843,624
18,980	*	Bottomline Technologies, Inc	291,533
5,100	*	BroadSoft, Inc	44,166
20,551	*	CACI International, Inc (Class A)	930,139
5,696		Cass Information Systems, Inc	195,430
18,771	*,b	CDC Corp	79,401
44,377	*	Ciber, Inc	133,575
29,458	*	Commvault Systems, Inc	766,792
10,296	*	Computer Task Group, Inc	78,661
15,674	*	comScore, Inc	368,652
27,468	*	Concur Technologies, Inc	1,358,018
19,821	*	Constant Contact, Inc	424,764
4,068	*	Convio, Inc	37,507
23,523	*	CSG Systems International, Inc	428,824
28,002	*	DealerTrack Holdings, Inc	478,274
13,693	*	Deltek, Inc	109,681
13,859	*	DemandTec, Inc	130,413
16,116		Diamond Management & Technology Consultants, Inc	201,450
10,997	*	Dice Holdings, Inc	93,255
26,753	*	Digital River, Inc	910,672
22,604	*	DivX, Inc	215,416
4,682	*	DMRC Corp	109,840
73,629		Earthlink, Inc	669,288
18,655	*	Ebix, Inc	437,460
7,398	*	Echo Global Logistics, Inc	94,472
5,250	*	Envestnet, Inc	54,915
33,967	*	Epicor Software Corp	295,513
22,143		EPIQ Systems, Inc	271,473
2,745	*	ePlus, Inc	58,880
33,457	*	Euronet Worldwide, Inc	601,891
10,008	*	ExlService Holdings, Inc	194,656
3,690	*	Eyeblaster, Inc	50,922
28,590		Fair Isaac Corp	705,029

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,373	*	FalconStor Software, Inc	$62,341
10,124	*	Forrester Research, Inc	334,902
27,492	*	Fortinet, Inc	687,300
35,042	*	Global Cash Access, Inc	142,971
45,459	*	GSI Commerce, Inc	1,122,837
9,212	*	Guidance Software, Inc	53,798
19,819	*	Hackett Group, Inc	81,852
26,261		Heartland Payment Systems, Inc	399,692
16,440		iGate Corp	298,222
24,919	*	Infospace, Inc	215,799
12,236	*	Integral Systems, Inc	90,302
8,904	*	Interactive Intelligence, Inc	156,710
36,050	*	Internap Network Services Corp	177,006
20,053	*	Internet Brands, Inc (Class A)	266,304
25,440	*	Internet Capital Group, Inc	280,603
30,821	*	j2 Global Communications, Inc	733,232
58,219		Jack Henry & Associates, Inc	1,484,585
28,436	*	JDA Software Group, Inc	721,137
15,696	*	Kenexa Corp	274,994
8,638		Keynote Systems, Inc	100,374
13,752	*	KIT Digital, Inc	164,886
20,879	*	Knot, Inc	190,625
94,668	*	Lawson Software, Inc	801,838
28,647	*	Limelight Networks, Inc	168,444
41,589	*	Lionbridge Technologies	178,833
10,128	*	Liquidity Services, Inc	162,149
30,967	*	Liveperson, Inc	260,123
11,114	*	Local.com Corp	49,124
10,461	*	LogMeIn, Inc	376,387
12,384	*	LoopNet, Inc	146,627
35,960	*	Magma Design Automation, Inc	133,052
15,770	*	Manhattan Associates, Inc	462,850
15,337	*	Mantech International Corp (Class A)	607,345
13,387		Marchex, Inc (Class B)	72,959
11,918		MAXIMUS, Inc	733,910
72,791	*	Mentor Graphics Corp	769,401
6,265	*	MicroStrategy, Inc (Class A)	542,612
31,328	*	ModusLink Global Solutions, Inc	198,933
52,109	*	MoneyGram International, Inc	127,146
15,464	*	Monotype Imaging Holdings, Inc	141,496
3,610	*	Motricity, Inc	43,356
108,460	*	Move, Inc	241,866
4,471	*	NCI, Inc (Class A)	84,591
21,264	*	Netscout Systems, Inc	436,125
12,723	*	NetSuite, Inc	299,881
38,790		NIC, Inc	321,569
18,442	*	Online Resources Corp	81,882
10,787	*	OpenTable, Inc	734,379
58,220	*	Openwave Systems, Inc	98,974
9,211		Opnet Technologies, Inc	167,180
79,495	*	Parametric Technology Corp	1,553,332
11,239		Pegasystems, Inc	348,971

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

14,612	*	Perficient, Inc	$133,554
28,590	*	Progress Software Corp	946,329
13,414	*	PROS Holdings, Inc	124,482
8,405		QAD, Inc	34,965
9,120	*	QLIK Technologies, Inc	201,096
40,620	*	Quest Software, Inc	998,846
6,988	*	QuinStreet, Inc	105,030
66,277	*	Rackspace Hosting, Inc	1,721,876
18,912	*	Radiant Systems, Inc	323,395
9,870	*	RealD, Inc	182,496
58,169	*	RealNetworks, Inc	189,631
9,650	*	RealPage, Inc	184,122
9,128		Renaissance Learning, Inc	93,014
14,901	*	RightNow Technologies, Inc	293,550
7,260	*	Rosetta Stone, Inc	154,202
36,210	*	S1 Corp	188,654
19,466	*	Saba Software, Inc	105,895
70,314		Sapient Corp	841,659
25,583	*	SAVVIS, Inc	539,290
21,137	*	Smith Micro Software, Inc	210,102
24,276	*	SolarWinds, Inc	419,004
17,722	*	Sonic Solutions, Inc	201,676
18,749	*	Sourcefire, Inc	540,721
3,264	*	SPS Commerce, Inc	41,844
29,475	*	SRA International, Inc (Class A)	581,247
8,195	*	SRS Labs, Inc	76,541
8,663	*	SS&C Technologies Holdings, Inc	136,875
7,869	*	Stamps.com, Inc	102,297
3,164	*	Stream Global Services, Inc	12,814
42,672	*	SuccessFactors, Inc	1,071,494
32,375	*	SupportSoft, Inc	148,278
14,144	*	Synchronoss Technologies, Inc	251,905
8,982		Syntel, Inc	399,699
7,500	*	TA Indigo Holding Corp	126,825
48,944	*	Take-Two Interactive Software, Inc	496,292
27,133	*	Taleo Corp (Class A)	786,586
10,447	*	TechTarget, Inc	54,847
31,281	*	TeleCommunication Systems, Inc (Class A)	122,309
5,615	*	TeleNav, Inc	29,703
20,966	*	TeleTech Holdings, Inc	311,135
38,393	*	Terremark Worldwide, Inc	396,984
46,902	*	THQ, Inc	188,546
113,881	*	TIBCO Software, Inc	2,020,248
9,587	*	Tier Technologies, Inc	53,112
78,787	*	TiVo, Inc	713,810
18,123	*	TNS, Inc	307,185
3,748	*	Travelzoo, Inc	96,548
21,121	*	Tyler Technologies, Inc	425,799
17,169	*	Ultimate Software Group, Inc	663,410
11,634	*	Unica Corp	244,081
29,056	*	Unisys Corp	810,662
60,524		United Online, Inc	346,197

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

55,491	*	Valueclick, Inc	$725,822
18,747	*	Vasco Data Security International	121,856
58,440	*	VeriFone Holdings, Inc	1,815,732
22,604		VirnetX Holding Corp	331,827
9,394	*	Virtusa Corp	91,028
11,476	*	Vocus, Inc	212,076
55,559	*	Wave Systems Corp	124,452
30,013	*	Websense, Inc	532,431
26,472	*	Wright Express Corp	945,316
39,970	*	Zix Corp	113,515

		TOTAL SOFTWARE & SERVICES	60,809,225

TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
29,778	*	Acme Packet, Inc	1,129,778
66,123	*	ADC Telecommunications, Inc	837,778
42,503		Adtran, Inc	1,500,357
12,323	*	Agilysys, Inc	80,100
10,211	*	Anaren, Inc	171,443
19,161	*	Anixter International, Inc	1,034,501
85,878	*	Arris Group, Inc	839,028
50,880	*	Aruba Networks, Inc	1,085,779
19,458	*	Avid Technology, Inc	255,094
7,229		Bel Fuse, Inc (Class B)	150,508
43,013	*	Benchmark Electronics, Inc	705,412
30,807	*	BigBand Networks, Inc	87,492
12,192		Black Box Corp	390,876
28,157	*	Blue Coat Systems, Inc	677,457
33,699	*	Bookham, Inc	539,521
48,951	*	Brightpoint, Inc	342,167
5,147	*	Calix Networks, Inc	73,911
27,195	*	Checkpoint Systems, Inc	553,418
36,459	*	Cogent, Inc	387,924
27,074		Cognex Corp	726,124
17,243	*	Coherent, Inc	689,891
16,191	*	Compellent Technologies, Inc	294,352
19,660	*	Comtech Telecommunications Corp	537,701
17,429	*	Comverge, Inc	136,992
5,169	*	CPI International, Inc	72,366
23,938	*	Cray, Inc	157,991
22,586		CTS Corp	217,277
23,485		Daktronics, Inc	230,623
9,717		DDi Corp	89,785
17,404	*	DG FastChannel, Inc	378,537
17,301	*	Digi International, Inc	164,186
12,080	*	DTS, Inc	461,094
22,034	*	Echelon Corp	188,391
11,485		Electro Rent Corp	152,521
17,979	*	Electro Scientific Industries, Inc	199,747
30,182	*	Electronics for Imaging, Inc	365,806
10,643	*	EMS Technologies, Inc	198,279
55,340	*	Emulex Corp	577,750
60,049	*	Extreme Networks, Inc	186,752

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

6,660	*	Fabrinet	$105,361
10,795	*	FARO Technologies, Inc	235,439
51,394	*	Finisar Corp	965,693
17,421	*	Gerber Scientific, Inc	107,488
14,917	*	Globecomm Systems, Inc	124,855
67,247	*	Harmonic, Inc	462,659
41,534	*	Harris Stratex Networks, Inc (Class A)	169,874
6,203	*	Hughes Communications, Inc	169,032
13,111	*	Hutchinson Technology, Inc	45,495
32,049	*	Hypercom Corp	208,319
8,412	*	ICx Technologies, Inc	63,511
20,405	*	Imation Corp	190,379
19,470	*	Immersion Corp	115,068
59,997	*	Infinera Corp	700,165
32,124	*	Insight Enterprises, Inc	502,419
30,002	*	InterDigital, Inc	888,359
33,892	*	Intermec, Inc	415,516
15,457	*	Intevac, Inc	154,725
16,597	*	IPG Photonics Corp	400,652
17,689	*	Isilon Systems, Inc	394,111
22,706	*	Ixia	281,554
7,795		Keithley Instruments, Inc	167,670
10,410	*	KVH Industries, Inc	156,254
53,040	*	L-1 Identity Solutions, Inc	622,159
14,961	*	Littelfuse, Inc	653,796
7,495	*	Loral Space & Communications, Inc	391,239
18,373	*	Maxwell Technologies, Inc	268,430
10,046	*	Measurement Specialties, Inc	185,650
16,457	*	Mercury Computer Systems, Inc	197,978
3,746	*	Meru Networks, Inc	64,581
26,044		Methode Electronics, Inc	236,480
61,554	*	Microvision, Inc	134,803
11,361		MTS Systems Corp	352,191
7,280	*	Multi-Fineline Electronix, Inc	160,087
34,774	*	Netezza Corp	937,159
24,027	*	Netgear, Inc	648,969
25,119	*	Network Engines, Inc	36,674
20,863	*	Network Equipment Technologies, Inc	71,977
25,027	*	Newport Corp	283,806
21,531	*	Novatel Wireless, Inc	169,664
8,738	*	Occam Networks, Inc	68,419
13,195	*	Oplink Communications, Inc	261,789
30,086	*	OpNext, Inc	47,235
11,249	*	OSI Systems, Inc	408,564
14,296		Park Electrochemical Corp	376,557
6,280	*	PC Connection, Inc	42,892
13,553	*	PC-Tel, Inc	83,215
32,930		Plantronics, Inc	1,112,375
27,755	*	Plexus Corp	814,608
47,863	*	Power-One, Inc	435,075
92,278	*	Powerwave Technologies, Inc	167,946
19,130	*	Presstek, Inc	41,895

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

150,556	*	Quantum Corp	$319,179
21,309	*	Rackable Systems, Inc	165,358
16,323	*	Radisys Corp	153,763
10,011		Richardson Electronics Ltd	105,116
6,469	*	Rimage Corp	106,350
43,188	*	Riverbed Technology, Inc	1,968,510
19,383	*	Rofin-Sinar Technologies, Inc	491,941
10,950	*	Rogers Corp	344,706
54,244	*	Sanmina-SCI Corp	655,268
18,653	*	Scansource, Inc	517,434
20,021	*	Seachange International, Inc	148,356
31,273	*	ShoreTel, Inc	155,114
36,538	*	Smart Modular Technologies WWH, Inc	220,324
141,590	*	Sonus Networks, Inc	499,813
8,827	*	Spectrum Control, Inc	129,933
28,293	*	STEC, Inc	352,248
14,252	*	Stratasys, Inc	395,065
16,949	*	Super Micro Computer, Inc	176,100
13,395		Sycamore Networks, Inc	434,132
30,539	*	Symmetricom, Inc	174,683
23,117	*	Synaptics, Inc	650,512
15,600	*	SYNNEX Corp	438,984
28,597		Technitrol, Inc	126,113
46,616	*	Tekelec	604,143
3,466		Tessco Technologies, Inc	52,233
53,702	*	TTM Technologies, Inc	525,743
20,549	*	Universal Display Corp	482,902
81,341	*	Utstarcom, Inc	176,510
22,640	*	Viasat, Inc	930,730
2,998	*	Viasystems Group, Inc	45,570
23,186	*	X-Rite, Inc	87,875
20,943	*	Xyratex Ltd	310,794
12,155	*	Zygo Corp	119,119

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	45,234,141

TELECOMMUNICATION SERVICES - 1.0%
15,364	*	AboveNet, Inc	800,311
30,992		Alaska Communications Systems Group, Inc	314,569
6,474		Atlantic Tele-Network, Inc	318,780
16,953	*	Cbeyond Communications, Inc	217,507
137,089	*	Cincinnati Bell, Inc	366,028
29,446	*	Cogent Communications Group, Inc	278,854
16,082		Consolidated Communications Holdings, Inc	300,251
31,814	*	FiberTower Corp	134,891
33,058	*	General Communication, Inc (Class A)	329,588
20,804	*	Global Crossing Ltd	267,539
48,388	*	Globalstar, Inc	84,195
65,433	*	ICO Global Communications Holdings Ltd (Class A)	107,310
9,812	*	IDT Corp (Class B)	174,555
23,664	*	Iridium Communications, Inc	202,091
21,302	*	Neutral Tandem, Inc	254,559
20,069		NTELOS Holdings Corp	339,567

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

87,723	*	PAETEC Holding Corp	$360,542
39,968	*	Premiere Global Services, Inc	282,973
16,487		Shenandoah Telecom Co	299,569
47,465	*	Syniverse Holdings, Inc	1,076,033
68	*,b,m	Touch America Holdings, Inc	0
15,282		USA Mobility, Inc	244,970
73,079	*	Vonage Holdings Corp	186,351

		TOTAL TELECOMMUNICATION SERVICES	6,941,033

TRANSPORTATION - 2.5%
37,637	*	Air Transport Services Group, Inc	229,209
92,287	*	Airtran Holdings, Inc	678,309
24,486	*	Alaska Air Group, Inc	1,249,521
10,078		Allegiant Travel Co	426,501
5,869	*	Amerco, Inc	466,468
6,287	*	American Commercial Lines, Inc	175,282
17,500		Arkansas Best Corp	424,025
17,624	*	Atlas Air Worldwide Holdings, Inc	886,487
69,401	*	Avis Budget Group, Inc	808,522
11,329		Baltic Trading Ltd	124,732
13,403	*	Celadon Group, Inc	185,095
19,528	*	Dollar Thrifty Automotive Group, Inc	979,134
6,574	*	Dynamex, Inc	100,254
40,665	*	Eagle Bulk Shipping, Inc	212,271
27,689	*	Excel Maritime Carriers Ltd	155,612
19,794		Forward Air Corp	514,644
17,918	*	Genco Shipping & Trading Ltd	285,613
26,456	*	Genesee & Wyoming, Inc (Class A)	1,147,926
35,980	*	Hawaiian Holdings, Inc	215,520
34,544		Heartland Express, Inc	513,669
20,789		Horizon Lines, Inc (Class A)	87,314
25,488	*	Hub Group, Inc (Class A)	745,779
3,911		International Shipholding Corp	110,447
166,455	*	JetBlue Airways Corp	1,113,584
40,513		Knight Transportation, Inc	783,116
10,677		Marten Transport Ltd	247,493
28,752	*	Old Dominion Freight Line	730,876
24,418	*	Pacer International, Inc	147,485
2,443	*	PAM Transportation Services, Inc	30,733
5,418	*	Park-Ohio Holdings Corp	72,059
1,011	*	Patriot Transportation Holding, Inc	70,901
10,917	*	Pinnacle Airlines	59,279
6,174	*	Quality Distribution, Inc	39,328
16,002	*	RailAmerica, Inc	154,099
23,686	*	Republic Airways Holdings, Inc	196,120
7,386	*	Roadrunner Transportation Services Holdings, Inc	80,064
10,821	*	Saia, Inc	161,558
38,867		Skywest, Inc	542,583
15,417	*	Ultrapetrol Bahamas Ltd	98,977
4,016		Universal Truckload Services, Inc	62,891
109,886	*	US Airways Group, Inc	1,016,446
5,268	*	USA Truck, Inc	78,915

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,371		Werner Enterprises, Inc	$601,812

		TOTAL TRANSPORTATION	17,010,653

UTILITIES - 3.4%
21,047		Allete, Inc	766,742
13,039	*	American DG Energy, Inc	38,856
12,899		American States Water Co	461,526
4,373		Artesian Resources Corp	83,393
37,464		Avista Corp	782,248
26,732		Black Hills Corp	834,039
8,462	*	Cadiz, Inc	86,820
13,695		California Water Service Group	506,031
8,181		Central Vermont Public Service Corp	165,011
10,569		CH Energy Group, Inc	466,727
6,578		Chesapeake Utilities Corp	238,255
41,449		Cleco Corp	1,227,718
5,753		Connecticut Water Service, Inc	137,784
10,119		Consolidated Water Co, Inc	95,928
71,257	*	Dynegy, Inc (Class A)	347,022
29,865	*	El Paso Electric Co	710,190
27,394		Empire District Electric Co	551,989
32,980		Idacorp, Inc	1,184,642
15,202		Laclede Group, Inc	523,253
15,506		MGE Energy, Inc	613,883
9,087		Middlesex Water Co	153,025
28,172		New Jersey Resources Corp	1,104,906
30,887		Nicor, Inc	1,415,243
18,123		Northwest Natural Gas Co	859,936
24,686		NorthWestern Corp	703,551
24,946		Otter Tail Corp	508,649
48,948		Piedmont Natural Gas Co, Inc	1,419,493
59,141		PNM Resources, Inc	673,616
51,253		Portland General Electric Co	1,039,411
8,938		SJW Corp	220,143
20,388		South Jersey Industries, Inc	1,008,594
30,960		Southwest Gas Corp	1,039,946
34,405		UIL Holdings Corp	968,845
24,618		Unisource Energy Corp	822,980
7,542		Unitil Corp	165,547
34,617		WGL Holdings, Inc	1,307,830
8,324		York Water Co	133,434

		TOTAL UTILITIES	23,367,206

		TOTAL COMMON STOCKS	700,952,304

		(Cost $692,642,358)

RIGHTS / WARRANTS - 0.0%
CAPITAL GOODS - 0.0%
4	m	GreenHunter Energy, Inc	0

		TOTAL CAPITAL GOODS	0

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES	COMPANY	VALUE

	TOTAL RIGHTS / WARRANTS	0

	(Cost $0)

	TOTAL INVESTMENTS - 99.8%	$700,952,304
	(Cost $692,642,358)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	1,695,052

	NET ASSETS - 100.0%	$702,647,356

*	Non-income producing.
b	In bankruptcy.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.3%

ARGENTINA - 0.1%
80,132		Tenaris S.A.	$1,537,006

		TOTAL ARGENTINA	1,537,006

AUSTRALIA - 8.1%
73,069		AGL Energy Ltd	1,142,003
412,993		Alumina Ltd	722,513
207,659		Amcor Ltd	1,306,640
357,606		AMP Ltd	1,766,241
74,450		Aristocrat Leisure Ltd	254,017
498,079	*	Asciano Group	794,340
433,685		Australia & New Zealand Banking Group Ltd	9,926,137
30,400		Australian Stock Exchange Ltd	957,008
180,021		AXA Asia Pacific Holdings Ltd	894,356
63,263		Bendigo Bank Ltd	559,494
573,947		BHP Billiton Ltd	21,585,256
31,267		Billabong International Ltd	240,862
304,446		BlueScope Steel Ltd	647,377
128,015		Boral Ltd	570,408
245,520		Brambles Ltd	1,487,916
20,446		Caltex Australia Ltd	236,947
306,432		CFS Gandel Retail Trust	561,264
93,328		Coca-Cola Amatil Ltd	1,080,670
9,461		Cochlear Ltd	642,403
264,993		Commonwealth Bank of Australia	13,106,116
73,708		Computershare Ltd	694,614
75,680		Crown Ltd	613,716
96,832		CSL Ltd	3,093,247
252,486		CSR Ltd	439,272
845,939		DB RREEF Trust	699,084
10,622		Energy Resources of Australia Ltd	136,547
215,948	*	Fortescue Metals Group Ltd	1,087,454
323,283		Foster’s Group Ltd	1,915,435
224,919		Goodman Fielder Ltd	283,701
309,636		GPT Group (ASE)	879,879
82,099		Harvey Norman Holdings Ltd	299,160
269,536		Incitec Pivot Ltd	935,267
360,191		Insurance Australia Group Ltd	1,267,239
77,114	*	James Hardie Industries NV	417,393
366,471		John Fairfax Holdings Ltd	518,921
23,660		Leighton Holdings Ltd	756,035
90,791		Lend Lease Corp Ltd	667,808
31,526		MacArthur Coal Ltd	357,430
90,460		Macquarie Airports	255,308
1,116,334		Macquarie Goodman Group	695,950

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

59,372	*	Macquarie Group Ltd	$2,081,390
398,869		Macquarie Infrastructure Group	574,435
131,864		Metcash Ltd	556,970
575,475		Mirvac Group	739,779
363,155		National Australia Bank Ltd	8,894,526
129,824		Newcrest Mining Ltd	4,977,845
224,050		OneSteel Ltd	634,507
61,163		Orica Ltd	1,519,900
148,069		Origin Energy Ltd	2,268,389
528,733		Oxiana Ltd	743,573
112,808	*	Paladin Resources Ltd	391,434
193,036	*	Qantas Airways Ltd	520,555
177,913		QBE Insurance Group Ltd	2,968,060
74,701		Rio Tinto Ltd	5,542,965
140,596		Santos Ltd	1,740,790
28,282		Sims Group Ltd	482,206
62,446		Sonic Healthcare Ltd	663,929
212,942		SP AusNet	177,004
411,955		Stockland Trust Group	1,528,992
220,968		Suncorp-Metway Ltd	1,922,189
102,450		TABCORP Holdings Ltd	693,161
211,266		Tattersall’s Ltd	488,036
751,105		Telstra Corp Ltd	1,902,068
115,221		Toll Holdings Ltd	735,021
210,696		Transurban Group	1,012,131
172,290		Wesfarmers Ltd	5,477,068
26,488		Wesfarmers Ltd PPS	847,169
376,110		Westfield Group	4,456,866
509,515		Westpac Banking Corp	11,445,039
93,381		Woodside Petroleum Ltd	3,960,494
210,827		Woolworths Ltd	5,876,863
33,927		WorleyParsons Ltd	729,625

		TOTAL AUSTRALIA	151,048,407

AUSTRIA - 0.2%
32,743		Erste Bank der Oesterreichischen Sparkassen AG.	1,310,986
175,497	*	IMMOFINANZ Immobilien Anlagen AG.	654,100
13,001		Oest Elektrizitatswirts AG. (Class A)	466,131
26,121		OMV AG.	977,836
9,869		Raiffeisen International Bank Holding AG.	460,124
57,559		Telekom Austria AG.	866,279
19,263		Voestalpine AG.	709,553
7,000		Wiener Staedtische Allgemeine Versicherung AG.	376,271

		TOTAL AUSTRIA	5,821,280

BELGIUM - 1.0%
26,702		Belgacom S.A.	1,041,265
2,484		Colruyt S.A.	656,606
16,418		Delhaize Group	1,190,714
98,109	*	Dexia	432,271
387,762		Fortis	1,110,095
14,002		Groupe Bruxelles Lambert S.A.	1,166,673

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

123,680		InBev NV	$7,275,383
28,274	*	KBC Groep NV	1,268,308
5,187		Mobistar S.A.	317,637
5,040		Nationale A Portefeuille	262,807
9,710		Solvay S.A.	1,035,808
15,588		UCB S.A.	540,078
19,016		Umicore	822,036

		TOTAL BELGIUM	17,119,681

CHINA - 0.1%
638,000		BOC Hong Kong Holdings Ltd	2,022,826

		TOTAL CHINA	2,022,826

CYPRUS - 0.0%
128,156		Bank of Cyprus Public Co Ltd	646,422

		TOTAL CYPRUS	646,422

DENMARK - 0.9%
95		AP Moller - Maersk AS (Class A)	772,435
227		AP Moller - Maersk AS (Class B)	1,897,619
18,290		Carlsberg AS (Class B)	1,907,021
3,874		Coloplast AS (Class B)	463,097
78,362	*	Danske Bank AS	1,890,676
35,229		DSV AS	719,170
74,625		Novo Nordisk AS (Class B)	7,405,441
7,537		Novozymes AS (B Shares)	958,876
5,020		TrygVesta A.S.	301,835
34,848	*	Vestas Wind Systems AS	1,313,143
4,183	*	William Demant Holding	308,667

		TOTAL DENMARK	17,937,980

FINLAND - 0.9%
22,050		Elisa Oyj (Series A)	506,505
75,044		Fortum Oyj	1,963,209
11,521		Kesko Oyj (B Shares)	540,601
25,768		Kone Oyj (Class B)	1,331,360
22,236		Metso Oyj	1,019,131
22,989		Neste Oil Oyj	359,154
630,295		Nokia Oyj	6,332,672
18,175		Nokian Renkaat Oyj	624,135
25,105		OKO Bank (Class A)	305,453
17,357		Orion Oyj (Class B)	346,647
21,275		Outokumpu Oyj	422,576
12,979		Rautaruukki Oyj	268,235
72,456		Sampo Oyj (A Shares)	1,956,746
12,466		Sanoma-WSOY Oyj	263,751
101,349		Stora Enso Oyj (R Shares)	1,001,689
89,956		UPM-Kymmene Oyj	1,541,491
13,428		Wartsila Oyj (B Shares)	876,295

		TOTAL FINLAND	19,659,650

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

FRANCE - 9.4%
25,181		Accor S.A.	$919,476
25,594	*	Accor Services	506,967
4,524		Aeroports de Paris	369,054
22,635	*	Air France-KLM	347,143
48,477		Air Liquide	5,914,062
401,380	*	Alcatel S.A.	1,351,538
35,506		Alstom RGPT	1,811,261
6,934	*	Atos Origin S.A.	313,454
294,511		AXA S.A.	5,149,138
2,121		BioMerieux	219,779
162,188		BNP Paribas	11,534,935
39,846		Bouygues S.A.	1,710,267
8,651		Bureau Veritas S.A.	604,062
25,112		Cap Gemini S.A.	1,259,808
102,712		Carrefour S.A.	5,518,974
9,624		Casino Guichard Perrachon S.A.	881,134
11,011		Christian Dior S.A.	1,439,231
26,324		CNP Assurances	488,949
66,136		Compagnie de Saint-Gobain	2,941,919
24,179	*	Compagnie Generale de Geophysique S.A.	530,689
34,489		Compagnie Generale d’Optique Essilor International S.A.	2,372,955
159,639		Credit Agricole S.A.	2,495,104
10,017		Dassault Systemes S.A.	736,860
7,173		Eiffage S.A.	341,077
44,644		Electricite de France	1,925,640
818		Eramet	241,706
5,226		Eurazeo	350,696
16,689		Eutelsat Communications	637,036
4,326		Fonciere Des Regions	461,001
317,637		France Telecom S.A.	6,863,348
213,020		Gaz de France	7,625,894
3,474		Gecina S.A.	412,026
99,555		Groupe Danone	5,954,644
80,073		Groupe Eurotunnel S.A.	680,828
8,761		Hermes International	2,000,526
4,146		ICADE	435,546
2,514		Iliad S.A.	261,942
6,018		Imerys S.A.	360,486
5,402		Ipsen	179,062
10,635	*	JC Decaux S.A.	280,757
16,680		Klepierre	643,287
34,568		Lafarge S.A.	1,979,243
20,622		Lagardere S.C.A.	805,577
23,020		Legrand S.A.	778,588
40,974		L’Oreal S.A.	4,607,153
41,964		LVMH Moet Hennessy Louis Vuitton S.A.	6,155,519
10,006		M6-Metropole Television	235,302
25,395		Michelin (C.G.D.E.) (Class B)	1,932,127
152,650	*	Natixis	874,021
5,343		Neopost S.A.	397,625
23,318		PagesJaunes Groupe S.A.	244,166

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

34,036		Pernod-Ricard S.A.	$2,841,975
26,509	*	Peugeot S.A.	891,354
13,089		PPR	2,118,926
21,489		Publicis Groupe S.A.	1,020,634
33,196	*	Renault S.A.	1,708,130
29,006		Safran S.A.	815,365
179,446		Sanofi-Aventis	11,956,282
41,221		Schneider Electric S.A.	5,226,654
29,206		SCOR	697,959
4,553		Societe BIC S.A.	365,523
107,746		Societe Generale	6,205,881
22,010		Societe Television Francaise 1	342,659
15,387		Sodexho Alliance S.A.	998,473
46,230		Suez Environnement S.A.	853,962
16,802		Technip S.A.	1,351,186
15,681		Thales S.A.	573,121
361,512		Total S.A.	18,631,490
15,676		Unibail	3,475,881
18,778		Vallourec	1,865,407
59,706		Veolia Environnement	1,572,536
74,847		Vinci S.A.	3,751,835
210,728		Vivendi Universal S.A.	5,759,863

		TOTAL FRANCE	170,106,678

GERMANY - 7.5%
36,034		Adidas-Salomon AG.	2,230,692
77,718		Allianz AG.	8,783,178
157,231		BASF AG.	9,914,539
141,561		Bayer AG.	9,871,084
56,839		Bayerische Motoren Werke AG.	3,985,869
9,317		Bayerische Motoren Werke AG. (Preference)	434,579
17,531		Beiersdorf AG.	1,073,071
13,901		Celesio AG.	302,451
123,242	*	Commerzbank AG.	1,021,499
8,760	*	Continental AG.	680,818
154,417		DaimlerChrysler AG. (EUR)	9,780,249
106,763		Deutsche Bank AG.	5,842,891
33,585		Deutsche Boerse AG.	2,240,935
40,105		Deutsche Lufthansa AG.	737,267
145,607		Deutsche Post AG.	2,641,026
15,203	*	Deutsche Postbank AG.	517,412
485,713		Deutsche Telekom AG.	6,644,659
308,340		E.ON AG.	9,092,055
6,578		Fraport AG. Frankfurt Airport Services Worldwide	400,038
13,994		Fresenius AG. (Preference)	1,130,141
33,144		Fresenius Medical Care AG.	2,047,041
5,049		Fresenius SE	404,173
28,987		GEA Group AG.	724,536
10,402		Hannover Rueckversicherung AG.	478,451
24,393		HeidelbergCement AG.	1,175,521
22,884		Henkel KGaA	1,036,196
30,557		Henkel KGaA (Preference)	1,641,279

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

7,986		Hochtief AG.	$691,537
188,413	*	Infineon Technologies AG.	1,305,076
24,823		K+S AG.	1,486,082
28,998		Linde AG.	3,774,471
18,232		MAN AG.	1,987,388
11,254		Merck KGaA	945,375
22,433		Metro AG.	1,460,281
32,333		Muenchener Rueckver AG.	4,478,322
15,431		Porsche AG.	764,144
955		Puma AG. Rudolf Dassler Sport	315,061
71,813		RWE A.G.	4,850,900
7,012		RWE A.G. (Preference)	446,936
7,465		Salzgitter AG.	483,544
147,008		SAP AG.	7,271,829
140,765		Siemens AG.	14,858,656
12,133		Suedzucker AG.	271,344
57,702		ThyssenKrupp AG.	1,881,601
25,150	*	TUI AG.	307,715
21,638		United Internet AG.	349,846
5,205		Volkswagen AG.	573,547
29,218		Volkswagen AG. (Preference)	3,526,278
2,771		Wacker Chemie AG.	511,294

		TOTAL GERMANY	137,372,877

GREECE - 0.3%
87,295	*	Alpha Bank S.A.	547,423
31,941		Coca Cola Hellenic Bottling Co S.A.	843,004
56,819	*	EFG Eurobank Ergasias S.A.	342,367
41,047		Hellenic Telecommunications Organization S.A.	295,455
165,100	*	National Bank of Greece S.A.	1,613,771
40,327		OPAP S.A.	637,719
60,672	*	Piraeus Bank S.A.	300,241
20,856		Public Power Corp	324,977

		TOTAL GREECE	4,904,957

HONG KONG - 2.5%
34,300		ASM Pacific Technology	305,916
264,926		Bank of East Asia Ltd	1,121,664
203,000		Cathay Pacific Airways Ltd	550,745
231,000		Cheung Kong Holdings Ltd	3,501,242
84,000		Cheung Kong Infrastructure Holdings Ltd	333,451
327,500		CLP Holdings Ltd	2,614,901
200,532		Esprit Holdings Ltd	1,088,099
133,000		Hang Lung Group Ltd	868,228
348,000		Hang Lung Properties Ltd	1,699,891
126,800		Hang Seng Bank Ltd	1,864,694
175,344		Henderson Land Development Co Ltd	1,248,607
728,121		Hong Kong & China Gas Ltd	1,843,096
239,500		Hong Kong Electric Holdings Ltd	1,455,425
175,900		Hong Kong Exchanges and Clearing Ltd	3,464,111
109,040		Hopewell Holdings	352,746
366,000		Hutchison Whampoa Ltd	3,415,248

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

116,492		Hysan Development Co Ltd	$417,391
120,123		Kerry Properties Ltd	653,343
381,300		Li & Fung Ltd	2,145,130
122,000		Lifestyle International Holdings Ltd	301,271
384,211		Link Real Estate Investment Trust	1,138,939
477,000	*	Mongolia Energy Co ltd	197,960
234,962		MTR Corp	888,809
444,013		New World Development Ltd	895,025
519,890		Noble Group Ltd	747,162
130,000		NWS Holdings Ltd	255,012
39,800		Orient Overseas International Ltd	317,524
579,000		PCCW Ltd	209,695
216,947		Shangri-La Asia Ltd	493,795
297,384		Sino Land Co	615,553
243,000		Sun Hung Kai Properties Ltd	4,196,757
133,000		Swire Pacific Ltd (Class A)	1,832,449
55,000		Television Broadcasts Ltd	314,029
235,875		Wharf Holdings Ltd	1,516,998
157,000		Wheelock & Co Ltd	525,097
27,500		Wing Hang Bank Ltd	329,801
138,000		Yue Yuen Industrial Holdings	511,352

		TOTAL HONG KONG	44,231,156

INDIA - 0.0%
21,979		Vedanta Resources plc	747,505

		TOTAL INDIA	747,505

IRELAND - 0.3%
67,097	*,m,v	Anglo Irish Bank Corp plc	19,849
603,350	*	Bank of Ireland	509,961
121,994		CRH plc	2,002,353
86,664	*	Elan Corp plc	487,465
24,204		Kerry Group plc (Class A)	849,155
41,178		Ryanair Holdings plc	220,109
28		Ryanair Holdings plc (ADR)	863
96,733		Shire Ltd	2,179,075

		TOTAL IRELAND	6,268,830

ISRAEL - 0.8%
158,165	*	Bank Hapoalim Ltd	723,866
200,947	*	Bank Leumi Le-Israel	933,457
281,521		Bezeq Israeli Telecommunication Corp Ltd	701,793
7,851		Cellcom Israel Ltd	239,686
656		Delek Group Ltd	180,101
4,775		Discount Investment Corp	95,332
4,808		Elbit Systems Ltd	256,214
76,146		Israel Chemicals Ltd	1,074,122
384	*	Israel Corp Ltd	366,879
101,854	*	Israel Discount Bank Ltd	202,036
41,408		Makhteshim-Agan Industries Ltd	153,472
20,999		Mizrahi Tefahot Bank Ltd	194,574
10,222	*	Nice Systems Ltd	314,877

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

13,353		Ormat Industries	$110,346
13,478		Partner Communications	249,771
156,454		Teva Pharmaceutical Industries Ltd	8,496,212

		TOTAL ISRAEL	14,292,738

ITALY - 2.6%
168,726		A2A S.p.A.	258,768
200,417		Assicurazioni Generali S.p.A.	4,035,438
19,858	*	Autogrill S.p.A.	249,057
41,754		Autostrade S.p.A.	865,202
100,072		Banca Carige S.p.A.	233,011
1,321,518		Banca Intesa S.p.A.	4,292,216
164,319		Banca Intesa S.p.A. RSP	423,151
392,005		Banca Monte dei Paschi di Siena S.p.A.	542,951
71,015		Banca Popolare di Milano	338,839
105,621		Banche Popolari Unite Scpa	1,023,754
112,255		Banco Popolare Scarl	671,809
1,128,145		Enel S.p.A.	6,013,362
445,709		ENI S.p.A.	9,618,513
11,261		Exor S.p.A.	260,977
131,833		Fiat S.p.A.	2,034,446
70,695		Finmeccanica S.p.A.	839,908
17,911		Luxottica Group S.p.A.	489,809
117,408		Mediaset S.p.A.	832,294
82,859		Mediobanca S.p.A.	770,371
41,539		Mediolanum S.p.A.	184,749
283,921		Parmalat S.p.A.	728,438
46,484		Pirelli & C S.p.A.	378,315
32,616		Prysmian S.p.A.	595,815
45,698		Saipem S.p.A.	1,830,309
239,325		Snam Rete Gas S.p.A.	1,212,055
1,045,666		Telecom Italia RSP	1,178,179
1,613,247		Telecom Italia S.p.A.	2,254,241
226,074		Terna Rete Elettrica Nazionale S.p.A.	960,799
2,312,330		UniCredito Italiano S.p.A.	5,904,229

		TOTAL ITALY	49,021,005

JAPAN - 20.2%
52,000		77 Bank Ltd	263,488
5,000		ABC-Mart, Inc	153,929
7,930		Acom Co Ltd	119,976
28,100		Advantest Corp	559,105
104,200		Aeon Co Ltd	1,118,390
15,000		Aeon Credit Service Co Ltd	161,536
14,700		Aeon Mall Co Ltd	357,287
28,000		Air Water, Inc	332,726
31,500	*	Aisin Seiki Co Ltd	982,583
115,000		Ajinomoto Co, Inc	1,125,479
6,500		Alfresa Holdings Corp	277,192
140,000	*	All Nippon Airways Co Ltd	518,208
56,000		Amada Co Ltd	383,709
138,000		Aozora Bank Ltd	203,330

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

63,100		Asahi Breweries Ltd	$1,262,302
174,000		Asahi Glass Co Ltd	1,773,766
208,000		Asahi Kasei Corp	1,146,143
25,000		Asics Corp	254,851
76,400		Astellas Pharma, Inc	2,759,296
50,000		Bank of Kyoto Ltd	405,486
213,000		Bank of Yokohama Ltd	995,089
12,400		Benesse Corp	597,125
110,200		Bridgestone Corp	2,007,836
39,100		Brother Industries Ltd	482,895
10,400	*	Canon Marketing Japan, Inc	143,143
194,100		Canon, Inc	9,056,296
43,200		Casio Computer Co Ltd	320,326
259		Central Japan Railway Co	1,904,959
133,000		Chiba Bank Ltd	775,886
25,000		Chiyoda Corp	204,540
108,500		Chubu Electric Power Co, Inc	2,681,307
38,258		Chugai Pharmaceutical Co Ltd	703,016
27,000		Chugoku Bank Ltd	328,282
52,400		Chugoku Electric Power Co, Inc	1,033,814
42,300		Citizen Watch Co Ltd	253,861
11,300		Coca-Cola West Japan Co Ltd	190,589
92,000		Cosmo Oil Co Ltd	240,249
26,600		Credit Saison Co Ltd	355,601
92,000		Dai Nippon Printing Co Ltd	1,123,000
42,000		Daicel Chemical Industries Ltd	282,750
59,000	*	Daido Steel Co Ltd	286,943
30,000	*	Daihatsu Motor Co Ltd	401,414
1,344		Dai-ichi Mutual Life Insurance Co	1,622,846
115,600		Daiichi Sankyo Co Ltd	2,351,327
40,600		Daikin Industries Ltd	1,527,120
24,500		Dainippon Sumitomo Pharma Co Ltd	205,145
13,100		Daito Trust Construction Co Ltd	783,050
84,000		Daiwa House Industry Co Ltd	845,232
288,000	*	Daiwa Securities Group, Inc	1,162,626
13,800		Dena Co Ltd	434,598
89,000		Denki Kagaku Kogyo KK	382,738
81,900		Denso Corp	2,428,155
28,500		Dentsu, Inc	660,266
40,000		Dowa Holdings Co Ltd	238,141
58,400		East Japan Railway Co	3,525,826
43,600		Eisai Co Ltd	1,524,538
19,600		Electric Power Development Co	589,315
32,900	*	Elpida Memory, Inc	378,342
12,100		FamilyMart Co Ltd	433,820
32,900	*	Fanuc Ltd	4,189,350
8,800		Fast Retailing Co Ltd	1,239,674
104,000	*	Fuji Electric Holdings Co Ltd	272,832
77,900		Fuji Folms Holdings Corp	2,580,181
100,000	*	Fuji Heavy Industries Ltd	637,278
124		Fuji Television Network, Inc	157,897
321,000		Fujitsu Ltd	2,253,306

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

136,000		Fukuoka Financial Group, Inc	$544,130
113,000		Furukawa Electric Co Ltd	425,036
64,000		GS Yuasa Corp	450,024
73,000		Gunma Bank Ltd	382,139
75,000		Hachijuni Bank Ltd	391,711
4,970		Hakuhodo DY Holdings, Inc	240,522
12,700		Hamamatsu Photonics KK	414,256
201,000		Hankyu Hanshin Holdings, Inc	965,513
48,000	*	Hino Motors Ltd	231,720
5,200		Hirose Electric Co Ltd	523,862
76,000		Hiroshima Bank Ltd	309,535
11,800		Hisamitsu Pharmaceutical Co, Inc	482,008
16,100		Hitachi Chemical Co Ltd	300,477
17,300		Hitachi Construction Machinery Co Ltd	374,060
10,800		Hitachi High-Technologies Corp	199,233
776,000	*	Hitachi Ltd	3,392,909
29,000		Hitachi Metals Ltd	341,483
30,600		Hokkaido Electric Power Co, Inc	609,214
194,000		Hokuhoku Financial Group, Inc	355,558
30,800		Hokuriku Electric Power Co	703,220
282,700		Honda Motor Co Ltd	10,034,021
71,200	*	Hoya Corp	1,735,649
21,700	*	Ibiden Co Ltd	550,818
4,000		Idemitsu Kosan Co Ltd	343,076
370		Inpex Holdings, Inc	1,741,854
65,580		Isetan Mitsukoshi Holdings Ltd	681,096
235,000		Ishikawajima-Harima Heavy Industries Co Ltd	450,407
208,000	*	Isuzu Motors Ltd	802,300
12,300		Ito En Ltd	202,004
259,300		Itochu Corp	2,373,086
6,300		Itochu Techno-Science Corp	205,724
37,000		Iyo Bank Ltd	300,060
88,400		J Front Retailing Co Ltd	410,867
6,100	*	Jafco Co Ltd	144,024
4,400		Japan Petroleum Exploration Co	165,764
124		Japan Prime Realty Investment Corp	273,014
81		Japan Real Estate Investment Corp	736,452
282	*	Japan Retail Fund Investment Corp	396,921
52,000		Japan Steel Works Ltd	489,602
771		Japan Tobacco, Inc	2,566,614
79,300		JFE Holdings, Inc	2,425,167
36,000		JGC Corp	624,868
102,000		Joyo Bank Ltd	444,753
41,200		JS Group Corp	807,911
31,900		JSR Corp	543,003
32,300		JTEKT Corp	297,541
383		Jupiter Telecommunications Co	412,913
386,900	*	JX Holdings, Inc	2,243,167
144,000		Kajima Corp	346,718
44,000		Kamigumi Co Ltd	326,785
46,000		Kaneka Corp	276,066
127,500		Kansai Electric Power Co, Inc	3,095,861

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

34,000		Kansai Paint Co Ltd	$289,578
92,000		Kao Corp	2,241,591
238,000		Kawasaki Heavy Industries Ltd	675,683
121,000	*	Kawasaki Kisen Kaisha Ltd	455,127
502		KDDI Corp	2,402,360
79,000		Keihin Electric Express Railway Co Ltd	763,692
96,000		Keio Corp	660,086
52,000		Keisei Electric Railway Co Ltd	333,876
7,000		Keyence Corp	1,522,760
26,000		Kikkoman Corp	286,847
21,000		Kinden Corp	189,674
266,000		Kintetsu Corp	898,563
141,000		Kirin Brewery Co Ltd	2,001,497
433,000		Kobe Steel Ltd	1,016,627
15,000	*	Koito Manufacturing Co Ltd	229,995
162,900		Komatsu Ltd	3,781,747
14,400		Konami Corp	254,260
79,000		Konica Minolta Holdings, Inc	770,316
196,000		Kubota Corp	1,793,771
57,600		Kuraray Co Ltd	727,245
19,200		Kurita Water Industries Ltd	532,899
27,400		Kyocera Corp	2,589,674
40,000		Kyowa Hakko Kogyo Co Ltd	396,263
65,400		Kyushu Electric Power Co, Inc	1,493,201
9,500		Lawson, Inc	435,284
4,400		Mabuchi Motor Co Ltd	225,060
19,000	*	Makita Corp	602,456
285,000		Marubeni Corp	1,611,404
43,800		Marui Co Ltd	327,923
10,900		Maruichi Steel Tube Ltd	208,912
23,800		Matsui Securities Co Ltd	133,141
330,500		Matsushita Electric Industrial Co Ltd	4,477,665
66,000		Matsushita Electric Works Ltd	875,204
252,000		Mazda Motor Corp	606,756
13,000		McDonald’s Holdings Co Japan Ltd	313,009
25,600		Mediceo Paltac Holdings Co Ltd	325,367
11,700		MEIJI Holdings Co Ltd	550,803
124,400		Millea Holdings, Inc	3,355,879
65,000		Minebea Co Ltd	334,811
209,500		Mitsubishi Chemical Holdings Corp	1,064,063
232,700		Mitsubishi Corp	5,522,025
332,000		Mitsubishi Electric Corp	2,855,486
203,000		Mitsubishi Estate Co Ltd	3,302,277
71,000		Mitsubishi Gas Chemical Co, Inc	412,494
521,000		Mitsubishi Heavy Industries Ltd	1,922,233
18,000		Mitsubishi Logistics Corp	215,836
173,000	*	Mitsubishi Materials Corp	497,365
672,000	*	Mitsubishi Motors Corp	877,432
2,179,580		Mitsubishi UFJ Financial Group, Inc	10,156,404
10,450		Mitsubishi UFJ Lease & Finance Co Ltd	367,402
298,100		Mitsui & Co Ltd	4,435,076
155,000		Mitsui Chemicals, Inc	417,765

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

141,000		Mitsui Engineering & Shipbuilding Co Ltd	$319,226
144,000		Mitsui Fudosan Co Ltd	2,428,749
97,000		Mitsui Mining & Smelting Co Ltd	277,707
199,000		Mitsui OSK Lines Ltd	1,251,497
92,700		Mitsui Sumitomo Insurance Group Holdings, Inc	2,128,724
175,000		Mitsui Trust Holdings, Inc	580,678
14,500		Mitsumi Electric Co Ltd	222,329
3,439,007		Mizuho Financial Group, Inc	5,025,861
233,000	*	Mizuho Trust & Banking Co Ltd	195,376
33,400		Murata Manufacturing Co Ltd	1,760,422
30,800		Namco Bandai Holdings, Inc	285,568
439,000		NEC Corp	1,167,441
42,000		NGK Insulators Ltd	697,820
25,088		NGK Spark Plug Co Ltd	335,689
29,000	*	NHK Spring Co Ltd	240,046
18,800		Nidec Corp	1,671,011
52,500		Nikon Corp	973,526
16,700		Nintendo Co Ltd	4,172,999
88		Nippon Building Fund, Inc	770,580
61,000		Nippon Electric Glass Co Ltd	831,552
148,000		Nippon Express Co Ltd	562,003
28,000		Nippon Meat Packers, Inc	342,789
16,200		Nippon Paper Group, Inc	405,388
111,000		Nippon Sheet Glass Co Ltd	241,998
865,000		Nippon Steel Corp	2,942,741
89,200		Nippon Telegraph & Telephone Corp	3,894,753
266,000		Nippon Yusen Kabushiki Kaisha	1,089,746
122,000		Nishi-Nippon City Bank Ltd	349,281
22,000		Nissan Chemical Industries Ltd	247,988
427,000	*	Nissan Motor Co Ltd	3,728,833
7,000		Nissha Printing Co Ltd	159,068
29,000		Nisshin Seifun Group, Inc	381,085
126,000		Nisshin Steel Co Ltd	224,892
20,000		Nisshinbo Industries, Inc	200,527
12,100		Nissin Food Products Co Ltd	437,009
6,350		Nitori Co Ltd	530,942
27,800		Nitto Denko Corp	1,087,290
244,000	*	NKSJ Holdings, Inc	1,531,576
17,300	*	NOK Corp	301,113
607,300	*	Nomura Holdings, Inc	2,939,018
18,200		Nomura Real Estate Holdings, Inc	258,349
49		Nomura Real Estate Office Fund, Inc	272,059
15,600		Nomura Research Institute Ltd	293,201
79,000		NSK Ltd	535,625
86,000	*	NTN Corp	370,867
211		NTT Data Corp	667,021
2,554		NTT DoCoMo, Inc	4,252,587
268		NTT Urban Development Corp	225,367
112,000		Obayashi Corp	445,424
1,400		Obic Co Ltd	264,638
103,000		Odakyu Electric Railway Co Ltd	952,516
143,000		OJI Paper Co Ltd	632,092

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

37,800		Olympus Corp	$989,828
33,600		Omron Corp	763,124
13,500		Ono Pharmaceutical Co Ltd	587,835
5,900		Oracle Corp Japan	280,936
8,300		Oriental Land Co Ltd	773,527
18,100		ORIX Corp	1,383,301
334,000		Osaka Gas Co Ltd	1,204,288
3,300		Otsuka Corp	218,999
1,178	*	Rakuten, Inc	862,191
105,700		Resona Holdings, Inc	948,362
113,000		Ricoh Co Ltd	1,593,208
5,900		Rinnai Corp	347,017
16,000		Rohm Co Ltd	987,063
8,300		Sankyo Co Ltd	439,459
12,900		Santen Pharmaceutical Co Ltd	446,741
316,000	*	Sanyo Electric Co Ltd	522,377
56,800		Sapporo Hokuyo Holdings, Inc	262,635
39,000		Sapporo Holdings Ltd	182,667
3,537	*	SBI Holdings, Inc	443,608
34,900		Secom Co Ltd	1,576,101
35,000		Sega Sammy Holdings, Inc	534,978
21,600		Seiko Epson Corp	327,312
78,000		Sekisui Chemical Co Ltd	471,850
92,000		Sekisui House Ltd	826,545
116,400		Senshu Ikeda Holdings, Inc	174,293
128,100		Seven & I Holdings Co Ltd	3,001,481
108		SEVEN BANK Ltd	193,412
173,000	*	Sharp Corp	1,722,125
29,300		Shikoku Electric Power Co, Inc	840,603
46,000		Shimadzu Corp	353,761
3,900		Shimamura Co Ltd	362,063
11,700		Shimano, Inc	619,478
104,000		Shimizu Corp	384,954
70,500		Shin-Etsu Chemical Co Ltd	3,432,948
12,700		Shinko Electric Industries	140,418
105,022		Shinko Securities Co Ltd	240,288
185,000		Shinsei Bank Ltd	130,750
50,700		Shionogi & Co Ltd	928,002
56,400		Shiseido Co Ltd	1,266,095
99,000		Shizuoka Bank Ltd	852,671
256,000		Showa Denko KK	490,656
28,400		Showa Shell Sekiyu KK	217,048
8,800		SMC Corp	1,160,613
139,300		Softbank Corp	4,557,119
223,700	*	Sojitz Holdings Corp	401,953
172,200	*	Sony Corp	5,324,008
154		Sony Financial Holdings, Inc	501,773
11,600		Square Enix Co Ltd	259,986
24,900		Stanley Electric Co Ltd	396,706
19,700	*	Sumco Corp	307,252
269,009		Sumitomo Chemical Co Ltd	1,179,412
193,700		Sumitomo Corp	2,496,659
130,300		Sumitomo Electric Industries Ltd	1,588,948

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

97,000		Sumitomo Heavy Industries Ltd	$499,641
544,000		Sumitomo Metal Industries Ltd	1,374,988
91,000		Sumitomo Metal Mining Co Ltd	1,389,854
230,100		Sumitomo Mitsui Financial Group, Inc	6,703,440
62,000		Sumitomo Realty & Development Co Ltd	1,281,145
31,300		Sumitomo Rubber Industries, Inc	305,576
247,000		Sumitomo Trust & Banking Co Ltd	1,236,775
32,000		Suruga Bank Ltd	282,127
10,900		Suzuken Co Ltd	360,765
54,500	*	Suzuki Motor Corp	1,146,406
6,200		Sysmex Corp	430,019
47,400		T&D Holdings, Inc	987,973
160,000	*	Taiheiyo Cement Corp	187,829
166,000		Taisei Corp	342,022
22,000		Taisho Pharmaceutical Co Ltd	445,113
44,000		Taiyo Nippon Sanso Corp	374,221
46,000		Takashimaya Co Ltd	354,863
128,600		Takeda Pharmaceutical Co Ltd	5,907,774
39,000		Tanabe Seiyaku Co Ltd	635,362
21,300		TDK Corp	1,187,728
154,000		Teijin Ltd	509,152
28,700		Terumo Corp	1,523,012
22,100		THK Co Ltd	414,044
135,000		Tobu Railway Co Ltd	777,851
19,300		Toho Co Ltd	310,492
66,000		Toho Gas Co Ltd	326,521
73,500		Tohoku Electric Power Co, Inc	1,625,311
55,000		Tokuyama Corp	279,348
205,700		Tokyo Electric Power Co, Inc	5,016,833
28,100		Tokyo Electron Ltd	1,408,703
437,000		Tokyo Gas Co Ltd	1,983,985
18,600		Tokyo Steel Manufacturing Co Ltd	219,466
68,000		Tokyo Tatemono Co Ltd	260,661
187,000		Tokyu Corp	826,581
80,000		Tokyu Land Corp	331,576
50,000		TonenGeneral Sekiyu KK	462,985
92,000		Toppan Printing Co Ltd	719,645
240,000		Toray Industries, Inc	1,336,847
678,000	*	Toshiba Corp	3,281,169
104,000		Tosoh Corp	280,307
46,000		Toto Ltd	315,189
23,400		Toyo Seikan Kaisha Ltd	421,581
16,000		Toyo Suisan Kaisha Ltd	329,851
10,000	*	Toyoda Gosei Co Ltd	220,412
10,500	*	Toyota Boshoku Corp	174,707
29,500	*	Toyota Industries Corp	787,680
469,000	*	Toyota Motor Corp	16,843,100
37,500		Toyota Tsusho Corp	552,528
16,300	*	Trend Micro, Inc	486,384
9,400		Tsumura & Co	292,314
156,000		UBE Industries Ltd	345,712
22,200		Uni-Charm Corp	893,531
34,000		UNY Co Ltd	268,807

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

17,200		Ushio, Inc	$289,483
3,510		USS Co Ltd	261,947
294		West Japan Railway Co	1,054,427
2,380		Yahoo! Japan Corp	822,224
16,700		Yakult Honsha Co Ltd	515,724
13,680		Yamada Denki Co Ltd	848,855
33,000		Yamaguchi Financial Group, Inc	311,104
30,500		Yamaha Corp	354,031
45,700	*	Yamaha Motor Co Ltd	685,938
9,600		Yamato Kogyo Co Ltd	232,525
66,600		Yamato Transport Co Ltd	805,774
19,000		Yamazaki Baking Co Ltd	231,696
42,000		Yaskawa Electric Corp	338,596
38,700	*	Yokogawa Electric Corp	263,316

		TOTAL JAPAN	372,652,446

JERSEY, C.I. - 0.1%
14,969		Randgold Resources Ltd	1,497,892

		TOTAL JERSEY, C.I.	1,497,892

KAZAKHSTAN - 0.0%
41,903		Eurasian Natural Resources Corp	604,606

		TOTAL KAZAKHSTAN	604,606

LUXEMBOURG - 0.5%
147,236	*	ArcelorMittal	4,849,384
13,041		Millicom International Cellular S.A.	1,244,055
51,962		SES Global S.A.	1,249,214

		TOTAL LUXEMBOURG	7,342,653

MACAU - 0.0%
407,600	*,f	Sands China Ltd	735,470
283,600	*	Wynn Macau Ltd	490,525

		TOTAL MACAU	1,225,995

MALAYSIA - 0.2%
1,052,400	*	Genting International plc	1,488,453

		TOTAL MALAYSIA	1,488,453

MEXICO - 0.0%
31,551		Fresnillo plc	615,578

		TOTAL MEXICO	615,578

NETHERLANDS - 4.4%
269,915	*	Aegon NV	1,617,192
39,867		Akzo Nobel NV	2,459,550
74,306		ASML Holding NV	2,219,432
12,237		Boskalis Westminster	513,558
10,179		Corio NV	695,908
26,426		DSM NV	1,353,829
70,410		European Aeronautic Defence and Space Co	1,756,072

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

11,217		Fugro NV	$737,589
20,095		Heineken Holding NV	879,090
44,643		Heineken NV	2,315,099
656,253	*	ING Groep NV	6,808,189
204,966		Koninklijke Ahold NV	2,762,905
169,075		Koninklijke Philips Electronics NV	5,313,983
12,387		Koninklijke Vopak NV	591,199
40,696	*	Qiagen NV	728,159
19,228	*	Randstad Holdings NV	873,534
118,877		Reed Elsevier NV	1,499,047
606,464		Royal Dutch Shell plc (A Shares)	18,253,616
461,261		Royal Dutch Shell plc (B Shares)	13,455,722
277,651		Royal KPN NV	4,294,171
28,661		SBM Offshore NV	543,102
64,552		TNT NV	1,734,491
278,958		Unilever NV	8,337,849
51,881		Wolters Kluwer NV	1,089,193

		TOTAL NETHERLANDS	80,832,479

NEW ZEALAND - 0.0%
140,756		Auckland International Airport Ltd	211,709
46,575	*	Contact Energy Ltd	193,414
102,697		Fletcher Building Ltd	607,311
88,400		Sky City Entertainment Group Ltd	183,551
339,366		Telecom Corp of New Zealand Ltd	502,965

		TOTAL NEW ZEALAND	1,698,950

NORWAY - 0.7%
31,406		Aker Kvaerner ASA	455,245
168,298		DNB NOR Holding ASA	2,290,752
149,688		Norsk Hydro ASA	903,552
125,371		Orkla ASA	1,155,405
109,441	*	Renewable Energy Corp AS	370,687
48,375		SeaDrill Ltd	1,397,501
191,569		Statoil ASA	3,996,755
142,756		Telenor ASA	2,235,588
32,765		Yara International ASA	1,481,936

		TOTAL NORWAY	14,287,421

PORTUGAL - 0.2%
502,193		Banco Comercial Portugues S.A.	437,469
92,323		Banco Espirito Santo S.A.	427,293
35,181		Brisa-Auto Estradas de Portugal S.A.	226,853
41,584		Cimpor Cimentos de Portugal S.A.	267,687
33,542	*	EDP Renovaveis S.A.	189,763
286,179		Energias de Portugal S.A.	980,796
38,185		Galp Energia SGPS S.A.	659,025
39,763		Jeronimo Martins SGPS S.A.	531,770
96,036		Portugal Telecom SGPS S.A.	1,281,718

		TOTAL PORTUGAL	5,002,374

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

SINGAPORE - 1.4%
269,960		Ascendas Real Estate Investment Trust	$449,557
443,000		CapitaLand Ltd	1,367,637
387,330		CapitaMall Trust	633,229
206,000		CapitaMalls Asia Ltd	338,347
87,400		City Developments Ltd	848,015
314,000		ComfortDelgro Corp Ltd	362,923
220,000		Cosco Corp Singapore Ltd	296,099
294,500		DBS Group Holdings Ltd	3,153,038
171,000		Fraser and Neave Ltd	845,183
1,176,647		Golden Agri-Resources Ltd	509,991
21,009		Jardine Cycle & Carriage Ltd	627,826
207,000		Keppel Corp Ltd	1,413,474
124,000		Keppel Land Ltd	381,872
138,250	*	Neptune Orient Lines Ltd	208,148
213,700		Olam International Ltd	529,741
418,520		Oversea-Chinese Banking Corp	2,816,441
150,460		SembCorp Industries Ltd	498,826
137,600		SembCorp Marine Ltd	411,199
90,933		Singapore Airlines Ltd	1,128,452
149,000		Singapore Exchange Ltd	1,021,960
259,000		Singapore Press Holdings Ltd	837,009
291,000		Singapore Technologies Engineering Ltd	743,487
1,347,403		Singapore Telecommunications Ltd	3,217,128
126,000		StarHub Ltd	247,190
210,000		United Overseas Bank Ltd	2,925,405
100,000		United Overseas Land Ltd	352,064
322,000		Wilmar International Ltd	1,471,538
253,000		Yangzijiang Shipbuilding	338,590

		TOTAL SINGAPORE	27,974,369

SPAIN - 3.7%
51,479		Abertis Infraestructuras S.A.	959,344
3,927		Acciona S.A.	331,702
21,156		Acerinox S.A.	376,518
24,272		ACS Actividades Cons y Servicios S.A.	1,211,878
609,722		Banco Bilbao Vizcaya Argentaria S.A.	8,233,073
165,292		Banco de Sabadell S.A.	827,878
33,533		Banco de Valencia S.A.	191,084
150,892		Banco Popular Espanol S.A.	956,522
1,407,893		Banco Santander Central Hispano S.A.	17,882,218
51,036		Bankinter S.A.	354,623
77,073		Cintra Concesiones de Infraestructuras de Transporte S.A.	720,674
136,066		Corp Mapfre S.A.	414,018
147,037		Criteria Caixacorp S.A.	772,327
30,456		Enagas	617,182
7,185		Fomento de Construcciones y Contratas S.A.	198,642
30,337		Gamesa Corp Tecnologica S.A.	212,368
39,735		Gas Natural SDG S.A.	592,335
15,200		Gestevision Telecinco S.A.	167,429
24,052		Grifols S.A.	344,939
130,576		Iberdrola Renovables	433,983
692,056		Iberdrola S.A.	5,323,863

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

90,910	*	Iberia Lineas Aereas de Espana	$350,855
36,716		Inditex S.A.	2,916,593
14,856		Indra Sistemas S.A.	283,332
17,920		Red Electrica de Espana	842,694
125,855		Repsol YPF S.A.	3,241,850
702,618		Telefonica S.A.	17,399,241
25,207		Zardoya Otis S.A.	451,192

		TOTAL SPAIN	66,608,357

SWEDEN - 3.1%
56,529		Alfa Laval AB	990,464
54,049		Assa Abloy AB (Class B)	1,363,183
115,706		Atlas Copco AB (A Shares)	2,233,319
67,736		Atlas Copco AB (B Shares)	1,191,851
48,258		Boliden AB	730,992
41,738		Electrolux AB (Series B)	1,027,915
513,013		Ericsson (LM) (B Shares)	5,632,194
34,948		Getinge AB (B Shares)	816,621
171,823		Hennes & Mauritz AB (B Shares)	6,222,524
33,368		Hexagon AB (B Shares)	715,840
9,642		Holmen AB (B Shares)	297,399
70,352		Husqvarna AB (B Shares)	520,828
78,724		Investor AB (B Shares)	1,598,925
37,928		Kinnevik Investment AB (Series B)	802,974
8,988		Modern Times Group AB (B Shares)	670,065
554,371		Nordea Bank AB	5,773,713
17,885		Ratos AB (B Shares)	617,717
173,486		Sandvik AB	2,658,779
55,499		Scania AB (B Shares)	1,225,196
52,165		Securitas AB (B Shares)	561,867
243,502		Skandinaviska Enskilda Banken AB (Class A)	1,805,578
65,174		Skanska AB (B Shares)	1,194,150
67,372		SKF AB (B Shares)	1,549,276
32,111		Ssab Svenskt Stal AB (Series A)	512,130
12,914		Ssab Svenskt Stal AB (Series B)	181,342
99,098		Svenska Cellulosa AB (B Shares)	1,506,976
84,189		Svenska Handelsbanken (A Shares)	2,759,107
123,350		Swedbank AB (A Shares)	1,710,157
40,464		Swedish Match AB	1,079,384
54,335		Tele2 AB (B Shares)	1,140,653
379,754		TeliaSonera AB	3,076,186
187,175		Volvo AB (B Shares)	2,749,164

		TOTAL SWEDEN	54,916,469

SWITZERLAND - 7.7%
378,970		ABB Ltd	7,987,043
17,079	*	Actelion Ltd	684,272
19,969		Adecco S.A.	1,043,513
13,756		Aryzta AG.	601,952
8,739		Baloise Holding AG.	787,946
89,582		Compagnie Financiere Richemont S.A.	4,312,954
192,887		Credit Suisse Group	8,244,291

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

6,323		Geberit AG.	$1,126,062
1,383		Givaudan S.A.	1,413,048
42,190		Holcim Ltd	2,709,194
35,767		Julius Baer Group Ltd	1,301,975
36,090		Julius Baer Holding AG.	547,236
8,834		Kuehne & Nagel International AG.	1,060,817
155		Lindt & Spruengli AG.	371,628
19		Lindt & Spruengli AG. (Reg)	530,759
31,964	*	Logitech International S.A.	556,886
7,601		Lonza Group AG.	649,371
591,363		Nestle S.A.	31,504,455
23,121		Nobel Biocare Holding AG.	415,291
360,878		Novartis AG.	20,694,524
4,858		Pargesa Holding S.A.	354,716
7,506		Phonak Holding AG.	916,623
120,186		Roche Holding AG.	16,413,740
8,149		Schindler Holding AG.	874,070
3,331		Schindler Holding AG. (Reg)	355,930
928		SGS S.A.	1,499,684
359		Sika AG.	662,359
105,403		STMicroelectronics NV	806,967
1,406		Straumann Holding AG.	313,780
5,318		Swatch Group AG.	2,000,778
6,711		Swatch Group AG. Reg	463,722
5,363		Swiss Life Holding	610,716
60,576		Swiss Reinsurance Co	2,656,307
4,002		Swisscom AG.	1,613,995
15,957		Syngenta AG.	3,965,501
10,150		Synthes, Inc	1,173,398
622,868	*	UBS A.G. (Switzerland)	10,572,877
25,391		Zurich Financial Services AG.	5,950,794

		TOTAL SWITZERLAND	137,749,174

TAIWAN - 0.0%
366,000	*	Foxconn International Holdings Ltd	268,880

		TOTAL TAIWAN	268,880

UNITED KINGDOM - 18.5%
169,729		3i Group plc	763,887
34,717		Admiral Group plc	908,585
45,222		Aggreko plc	1,115,316
54,883		AMEC plc	850,087
225,788		Anglo American plc (London)	8,957,702
67,088		Antofagasta plc	1,302,602
227,352		ARM Holdings plc	1,400,731
58,086		Associated British Foods plc	957,184
246,736		AstraZeneca plc	12,532,963
37,811	*	Autonomy Corp plc	1,076,873
482,186		Aviva plc	3,021,531
57,839		Babcock International Group	517,898
584,110		BAE Systems plc	3,140,869
105,406		Balfour Beatty plc	442,932

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,958,770		Barclays plc	$9,218,784
574,877		BG Group plc	10,100,882
377,687		BHP Billiton plc	12,014,493
3,213,359		BP plc	21,594,762
103,030	*	British Airways plc	392,971
341,668		British American Tobacco plc	12,744,560
150,744		British Land Co plc	1,101,137
196,264		British Sky Broadcasting plc	2,175,133
1,332,923		BT Group plc	2,931,443
55,274		Bunzl plc	659,039
75,508		Burberry Group plc	1,233,601
466,978		Cable & Wireless Worldwide	539,545
241,435	*	Cairn Energy plc	1,720,369
100,537		Capita Group plc	1,241,357
30,064		Carnival plc	1,181,633
878,327		Centrica plc	4,463,534
192,134		Cobham plc	697,212
323,531		Compass Group plc	2,696,184
13,694		Delta Lloyd NV	255,943
423,032		Diageo plc	7,283,366
174,232		Experian Group Ltd	1,896,748
85,415		Firstgroup plc	486,799
888,174		GlaxoSmithKline plc	17,503,186
243,103		Group 4 Securicor plc	972,293
117,410		Hammerson plc	727,244
149,969		Home Retail Group	485,308
2,993,718		HSBC Holdings plc	30,333,253
98,038		ICAP plc	664,544
171,809		Imperial Tobacco Group plc	5,119,902
72,199		Inmarsat plc	752,524
48,355		Intercontinental Hotels Group plc	862,915
263,165		International Power plc	1,604,015
27,856		Intertek Group plc	800,789
137,552		Invensys plc	645,000
84,848		Investec plc	677,768
650,393	*	ITV plc	609,445
206,076		J Sainsbury plc	1,264,792
35,064		Johnson Matthey plc	970,545
37,360		Kazakhmys plc	852,161
399,548		Kingfisher plc	1,469,956
131,979		Land Securities Group plc	1,327,921
1,013,856		Legal & General Group plc	1,648,409
76,841		Liberty International plc	443,849
6,994,170	*	Lloyds TSB Group plc	8,143,666
27,063		London Stock Exchange Group plc	289,515
28,564	*	Lonmin plc	748,900
297,699		Man Group plc	1,024,633
260,358		Marks & Spencer Group plc	1,587,314
593,669		National Grid plc	5,036,010
32,065		Next plc	1,116,219
935,634		Old Mutual plc	2,040,064
136,845		Pearson plc	2,118,527

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

43,136		Petrofac Ltd	$930,377
435,680		Prudential plc	4,356,266
103,704		Reckitt Benckiser Group plc	5,703,429
198,360		Reed Elsevier plc	1,676,427
248,952		Resolution Ltd	958,142
144,893		Rexam plc	698,770
248,008		Rio Tinto plc	14,496,853
318,733		Rolls-Royce Group plc	3,021,709
597,317		Royal & Sun Alliance Insurance Group plc	1,226,391
2,994,545	*	Royal Bank of Scotland Group plc	2,220,819
162,855		SABMiller plc	5,207,396
216,331		Sage Group plc	938,962
19,870		Schroders plc	448,854
155,330		Scottish & Southern Energy plc	2,728,007
125,143		Segro plc	536,683
81,439		Serco Group plc	786,785
41,334		Severn Trent plc	851,253
146,194		Smith & Nephew plc	1,333,153
66,512		Smiths Group plc	1,273,656
350,582		Standard Chartered plc	10,056,313
390,997		Standard Life plc	1,420,070
1,366,122		Tesco plc	9,099,210
154,401		Thomas Cook Group plc	416,698
86,190		TUI Travel plc	290,289
152,300		Tullow Oil plc	3,048,019
215,730		Unilever plc	6,238,967
118,414		United Utilities Group plc	1,065,874
9,007,291		Vodafone Group plc	22,228,940
29,356		Whitbread plc	748,913
362,019		WM Morrison Supermarkets plc	1,681,632
49,331	*	Wolseley plc	1,239,130
216,161		WPP plc	2,392,250
352,467		Xstrata plc	6,743,947

		TOTAL UNITED KINGDOM	341,523,506

UNITED STATES - 3.9%
1,271,000	d	iShares MSCI EAFE Index Fund	69,803,319

		TOTAL UNITED STATES	69,803,319

		TOTAL COMMON STOCKS	1,828,831,919

		(Cost $1,880,010,302)

RIGHTS / WARRANTS - 0.0%
AUSTRALIA - 0.0%
989,098	m	GPT Group	0

		TOTAL AUSTRALIA	0

FRANCE - 0.0%
25,395		Cie Generale des Etablissements Michelin	70,901

		TOTAL FRANCE	70,901

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

GERMANY - 0.0%
104,655	m	Deutsche Bank AG.	$506,482

		TOTAL GERMANY	506,482

GREECE - 0.0%
104,710		National Bank of Greece S.A.	51,389

		TOTAL GREECE	51,389

		TOTAL RIGHTS / WARRANTS	628,772

		(Cost $0)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.2%
$3,000,000	Federal Home Loan Bank (FHLB)	10/01/10	3,000,000

	TOTAL GOVERNMENT AGENCY DEBT		3,000,000

	TOTAL SHORT-TERM INVESTMENTS		3,000,000

	(Cost $3,000,000)

	TOTAL INVESTMENTS - 99.5%		1,832,460,691
	(Cost $1,883,010,302)
	OTHER ASSETS & LIABILITIES, NET - 0.5%		9,511,971

	NET ASSETS - 100.0%		$1,841,972,662

Abbreviation(s):
ADR - American Depositary Receipt

*	Non-income producing.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
f	Restricted security.
m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR
September 30, 2010

SECTOR	VALUE	% OF NET ASSETS

FINANCIALS	$506,752,926	27.5%
INDUSTRIALS	215,785,428	11.7
MATERIALS	183,203,265	10.0
CONSUMER DISCRETIONARY	183,120,741	9.9
CONSUMER STAPLES	182,307,403	9.9
HEALTH CARE	150,145,541	8.1
ENERGY	130,897,413	7.1
TELECOMMUNICATION SERVICES	101,344,684	5.5
UTILITIES	91,591,002	5.0
INFORMATION TECHNOLOGY	84,312,288	4.6
OTHER ASSETS & LIABILITIES, NET	9,511,971	0.5
SHORT - TERM INVESTMENTS	3,000,000	0.2

TOTAL NET ASSETS	$1,841,972,662	100.0%

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUSTRALIA - 8.6%
212,045		Australia & New Zealand Banking Group Ltd	$4,853,264
6,861		Australian Stock Exchange Ltd	215,988
195,469		BHP Billiton Ltd	7,351,286
290,407		BlueScope Steel Ltd	617,524
15,673		Brambles Ltd	94,983
80,961		Caltex Australia Ltd	938,252
57,358		Coca-Cola Amatil Ltd	664,163
1,439		Cochlear Ltd	97,708
118,857		Commonwealth Bank of Australia	5,878,471
38,394		CSL Ltd	1,226,476
41,082		Energy Resources of Australia Ltd	528,114
38,947		Harvey Norman Holdings Ltd	141,919
7		Incitec Pivot Ltd	24
27,312		Leighton Holdings Ltd	872,731
35,102	*	Macquarie Group Ltd	1,230,562
351,253		Macquarie Infrastructure Group	505,860
141,640		Metcash Ltd	598,262
71,853		National Australia Bank Ltd	1,759,850
20,976		Newcrest Mining Ltd	804,283
77,323		OneSteel Ltd	218,978
26,603		Orica Ltd	661,085
156,869		QBE Insurance Group Ltd	2,616,990
32,361		Rio Tinto Ltd	2,401,251
32,506		Santos Ltd	402,473
36,993		TABCORP Holdings Ltd	250,289
673,507		Telstra Corp Ltd	1,705,562
19,893		Wesfarmers Ltd	632,395
176,606		Westfield Group	2,092,763
57,673		Westpac Banking Corp	1,295,486
3,628		Woodside Petroleum Ltd	153,871
106,851		Woolworths Ltd	2,978,503
36,981		WorleyParsons Ltd	795,303

		TOTAL AUSTRALIA	44,584,669

AUSTRIA - 0.3%
43,414		OMV AG.	1,625,197

		TOTAL AUSTRIA	1,625,197

BELGIUM - 1.1%
177,884		Fortis	509,251
55,603		InBev NV	3,270,805
48,555		Umicore	2,098,968

		TOTAL BELGIUM	5,879,024

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

DENMARK - 1.1%
26,267		Carlsberg AS (Class B)	$2,738,748
29,804		Novo Nordisk AS (Class B)	2,957,612

		TOTAL DENMARK	5,696,360

FINLAND - 1.4%
74,575		Fortum Oyj	1,950,940
53,154		OKO Bank (Class A)	646,725
3,148		Orion Oyj (Class B)	62,871
154,427		UPM-Kymmene Oyj	2,646,270
32,197		Wartsila Oyj (B Shares)	2,101,137

		TOTAL FINLAND	7,407,943

FRANCE - 9.5%
35,962		AXA S.A.	628,748
77,395		BNP Paribas	5,504,391
14,061		Bouygues S.A.	603,525
14,130		Bureau Veritas S.A.	986,637
22,780		Casino Guichard Perrachon S.A.	2,085,643
14,548		Christian Dior S.A.	1,901,546
85,281		Gaz de France	3,052,971
1,149		Groupe Danone	68,725
6,066		ICADE	637,246
54,703		Legrand S.A.	1,850,178
23,687		M6-Metropole Television	557,025
3,487		Michelin (C.G.D.E.) (Class B)	265,301
5,822		Neopost S.A.	433,272
69,377	*	Peugeot S.A.	2,332,772
51,536		Publicis Groupe S.A.	2,447,736
84,411		Safran S.A.	2,372,812
84,643		Sanofi-Aventis	5,639,667
6,894		Schneider Electric S.A.	874,131
42,391		SCOR	1,013,051
7,445		Societe BIC S.A.	597,698
44,524		Societe Generale	2,564,463
147,534		Total S.A.	7,603,560
63,082		Vinci S.A.	3,162,094
56,513		Vivendi Universal S.A.	1,544,679

		TOTAL FRANCE	48,727,871

GERMANY - 7.5%
29,323		Adidas-Salomon AG.	1,815,246
41,178		Allianz AG.	4,653,668
80,256		BASF AG.	5,060,714
10,597		Bayer AG.	738,932
49,580		Bayerische Motoren Werke AG.	3,476,827
10,306		DaimlerChrysler AG. (EUR)	652,747
22,611		Deutsche Bank AG.	1,237,448
161,251		Deutsche Post AG.	2,924,778
11,766		Deutsche Telekom AG.	160,961
19,835		E.ON AG.	584,877
21,315		Fresenius AG. (Preference)	1,721,377

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

6,198		Fresenius SE	$496,150
27,149		Hannover Rueckversicherung AG.	1,248,747
41,258		Henkel KGaA (Preference)	2,216,052
6,075		Hochtief AG.	526,056
52,555		SAP AG.	2,599,661
44,751		Siemens AG.	4,723,758
37,489		Suedzucker AG.	838,409
66,275		United Internet AG.	1,071,544
20,493		Volkswagen AG.	2,258,155

		TOTAL GERMANY	39,006,107

GREECE - 0.1%
36,816		Public Power Corp	573,665

		TOTAL GREECE	573,665

HONG KONG - 2.5%
46,700		ASM Pacific Technology	416,510
468,000		Cathay Pacific Airways Ltd	1,269,698
128,500		CLP Holdings Ltd	1,025,999
38,000		Hang Lung Group Ltd	248,065
94,000		Hong Kong & China Gas Ltd	237,942
163,000		Hong Kong Electric Holdings Ltd	990,540
112,000		Li & Fung Ltd	630,093
627,802		Link Real Estate Investment Trust	1,861,029
26,500		MTR Corp	100,244
339,000		New World Development Ltd	683,344
355,000		PCCW Ltd	128,569
153,000		Swire Pacific Ltd (Class A)	2,108,006
62,000		Television Broadcasts Ltd	353,996
360,000		Wharf Holdings Ltd	2,315,292
107,000		Wheelock & Co Ltd	357,869
45,500		Yue Yuen Industrial Holdings	168,598

		TOTAL HONG KONG	12,895,794

IRELAND - 0.2%
23,759		Kerry Group plc (Class A)	833,543
14,800		Ryanair Holdings plc (ADR)	455,988

		TOTAL IRELAND	1,289,531

ISRAEL - 0.8%
47,612	*	Bank Hapoalim Ltd	217,904
56,634	*	Bank Leumi Le-Israel	263,081
83,085		Bezeq Israeli Telecommunication Corp Ltd	207,119
2,376		Cellcom Israel Ltd	72,538
191		Delek Group Ltd	52,438
1,228		Discount Investment Corp	24,517
1,114		Elbit Systems Ltd	59,364
21,291		Israel Chemicals Ltd	300,333
111	*	Israel Corp Ltd	106,051
25,912	*	Israel Discount Bank Ltd	51,399
11,490		Makhteshim-Agan Industries Ltd	42,586
5,884		Mizrahi Tefahot Bank Ltd	54,520

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

2,969	*	Nice Systems Ltd	$91,457
2,852		Ormat Industries	23,568
4,083		Partner Communications	75,665
47,646		Teva Pharmaceutical Industries Ltd	2,587,408

		TOTAL ISRAEL	4,229,948

ITALY - 2.6%
18,977		Autostrade S.p.A.	393,230
1,026,240		Banca Intesa S.p.A.	3,333,170
333,732		Banca Intesa S.p.A. RSP	859,420
113,728		Enel S.p.A.	606,205
33,982		ENI S.p.A.	733,340
2,222,999		Telecom Italia RSP	2,504,712
485,378		Telecom Italia S.p.A.	678,234
559,137		Terna Rete Elettrica Nazionale S.p.A.	2,376,295
813,925		UniCredito Italiano S.p.A.	2,078,250

		TOTAL ITALY	13,562,856

JAPAN - 21.1%
195,000		Aeon Co Ltd	2,092,956
43,300	*	Aisin Seiki Co Ltd	1,350,661
7,400		Alfresa Holdings Corp	315,573
37,700		Asahi Breweries Ltd	754,181
96,000		Asahi Glass Co Ltd	978,629
301,000		Asahi Kasei Corp	1,658,601
28,700		Astellas Pharma, Inc	1,036,542
66,700		Canon, Inc	3,112,081
211		Central Japan Railway Co	1,551,917
50,500		Chubu Electric Power Co, Inc	1,247,982
127,000		Cosmo Oil Co Ltd	331,648
15,100		Credit Saison Co Ltd	201,864
102,000		Dai Nippon Printing Co Ltd	1,245,065
17,000		Daicel Chemical Industries Ltd	114,447
43,000	*	Daihatsu Motor Co Ltd	575,359
96,900		Dainippon Sumitomo Pharma Co Ltd	811,369
26,600		Daito Trust Construction Co Ltd	1,590,010
76,000	*	Daiwa Securities Group, Inc	306,804
6,000		Dena Co Ltd	188,955
15,000		Denki Kagaku Kogyo KK	64,506
53,300		Denso Corp	1,580,229
29,000		Dowa Holdings Co Ltd	172,652
14,800		East Japan Railway Co	893,531
31,000		Eisai Co Ltd	1,083,960
36,700	*	Elpida Memory, Inc	422,042
5,400	*	Fanuc Ltd	687,614
1,300		Fast Retailing Co Ltd	183,134
375,000		Fujitsu Ltd	2,632,367
15,900		Hitachi Chemical Co Ltd	296,744
47,000	*	Hitachi Ltd	205,498
141,600		Honda Motor Co Ltd	5,025,884
25,000	*	Hoya Corp	609,427
13,300		Idemitsu Kosan Co Ltd	1,140,729

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

44		Inpex Holdings, Inc	$207,139
517,000		Ishikawajima-Harima Heavy Industries Co Ltd	990,896
149,000	*	Isuzu Motors Ltd	574,724
12,400		Itochu Techno-Science Corp	404,917
61		Japan Prime Realty Investment Corp	134,305
418	*	Japan Retail Fund Investment Corp	588,345
8,000		Japan Steel Works Ltd	75,323
48		Japan Tobacco, Inc	159,789
6,000	*	JX Holdings, Inc	34,787
37,000		Kamigumi Co Ltd	274,796
43,300		Kansai Electric Power Co, Inc	1,051,379
30,800		Kao Corp	750,446
300		Keyence Corp	65,261
5,000		Kirin Brewery Co Ltd	70,975
85,000		Kobe Steel Ltd	199,569
17,400		Konami Corp	307,230
26,100		Kurita Water Industries Ltd	724,409
19,600		Kyocera Corp	1,852,469
25,200		Kyushu Electric Power Co, Inc	575,362
106,000		Marubeni Corp	599,329
48,200		Matsushita Electric Industrial Co Ltd	653,021
24,100		Mediceo Paltac Holdings Co Ltd	306,302
22,900		MEIJI Holdings Co Ltd	1,078,066
84,000		Millea Holdings, Inc	2,266,027
229,000		Minebea Co Ltd	1,179,565
21,000		Mitsubishi Chemical Holdings Corp	106,660
82,800		Mitsubishi Corp	1,964,863
108,000		Mitsubishi Electric Corp	928,893
1,062,200		Mitsubishi UFJ Financial Group, Inc	4,949,638
3,090		Mitsubishi UFJ Lease & Finance Co Ltd	108,639
153,000		Mitsui & Co Ltd	2,276,306
412,000		Mitsui Engineering & Shipbuilding Co Ltd	932,774
38,000		Mitsui Fudosan Co Ltd	640,920
307,000		Mitsui Mining & Smelting Co Ltd	878,928
212,000		Mitsui Trust Holdings, Inc	703,450
67,700		Mizuho Financial Group, Inc	98,939
13,900		Murata Manufacturing Co Ltd	732,631
6,900		Nidec Corp	613,297
2,500		Nintendo Co Ltd	624,701
44,000		Nippon Electric Glass Co Ltd	599,808
140,000		Nippon Sheet Glass Co Ltd	305,223
139,000		Nippon Steel Corp	472,880
51,300		Nippon Telegraph & Telephone Corp	2,239,920
20,000		Nippon Yusen Kabushiki Kaisha	81,936
45,500		Nisshin Seifun Group, Inc	597,910
21,000		NSK Ltd	142,381
29		NTT Data Corp	91,676
843		NTT DoCoMo, Inc	1,403,653
1,140		Obic Co Ltd	215,491
25,800		Omron Corp	585,970
9,700		Oriental Land Co Ltd	904,001
15,310		ORIX Corp	1,170,074

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

93,000		Osaka Gas Co Ltd	$335,326
1,700		Otsuka Corp	112,817
29,000		Ricoh Co Ltd	408,876
2,600		Sankyo Co Ltd	137,662
54,000		Sapporo Holdings Ltd	252,923
85,700		Sega Sammy Holdings, Inc	1,309,933
34,600		Seiko Epson Corp	524,305
139,000		Sekisui Chemical Co Ltd	840,860
83,000	*	Sharp Corp	826,222
7,100		Shin-Etsu Chemical Co Ltd	345,730
16,100		Shinko Electric Industries	178,010
206,000		Shinko Securities Co Ltd	471,322
28,400		Softbank Corp	929,090
520,500	*	Sojitz Holdings Corp	935,254
43,700	*	Sony Corp	1,351,098
444,000		Sumitomo Chemical Co Ltd	1,946,621
158,900		Sumitomo Electric Industries Ltd	1,937,712
39,000		Sumitomo Metal Mining Co Ltd	595,652
136,000		Sumitomo Mitsui Financial Group, Inc	3,962,051
1,500		Sumitomo Rubber Industries, Inc	14,644
32,750		T&D Holdings, Inc	682,619
439,000		Taisei Corp	904,504
58,000		Takeda Pharmaceutical Co Ltd	2,664,471
111,000		Tokuyama Corp	563,776
67,200		Tokyo Electric Power Co, Inc	1,638,945
283,000		Tokyo Gas Co Ltd	1,284,823
134,000		Tokyo Tatemono Co Ltd	513,656
218,000		Tosoh Corp	587,566
33,900		Toyo Seikan Kaisha Ltd	610,752
4,000		Toyo Suisan Kaisha Ltd	82,463
30,600	*	Toyoda Gosei Co Ltd	674,461
104,800	*	Toyota Motor Corp	3,763,661
1,740		USS Co Ltd	129,854
450		West Japan Railway Co	1,613,920
2,926		Yahoo! Japan Corp	1,010,851
14,430		Yamada Denki Co Ltd	895,392

		TOTAL JAPAN	108,996,776

KAZAKHSTAN - 0.2%
57,587		Eurasian Natural Resources Corp	830,906

		TOTAL KAZAKHSTAN	830,906

MACAU - 0.2%
586,800	*	Wynn Macau Ltd	1,014,951

		TOTAL MACAU	1,014,951

MEXICO - 0.1%
37,863		Fresnillo plc	738,729

		TOTAL MEXICO	738,729

NETHERLANDS - 4.9%
15,679		Corio NV	1,071,926

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE

50,449	DSM NV	$2,584,550
19,182	Heineken Holding NV	839,149
158,050	Koninklijke Ahold NV	2,130,485
119,341	Koninklijke Philips Electronics NV	3,750,856
178,519	Royal Dutch Shell plc (A Shares)	5,373,142
207,155	Royal Dutch Shell plc (B Shares)	6,043,044
219,196	Royal KPN NV	3,390,102
11,647	Unilever NV	348,120

	TOTAL NETHERLANDS	25,531,374

NEW ZEALAND - 0.0%
27,881	Fletcher Building Ltd	164,878
24,630	Sky City Entertainment Group Ltd	51,141

	TOTAL NEW ZEALAND	216,019

NORWAY - 1.1%
27,599	Aker Kvaerner ASA	400,060
91,415	SeaDrill Ltd	2,640,880
178,409	Telenor ASA	2,793,921

	TOTAL NORWAY	5,834,861

PORTUGAL - 0.3%
420,269	Energias de Portugal S.A.	1,440,351

	TOTAL PORTUGAL	1,440,351

SINGAPORE - 1.6%
397,000	ComfortDelgro Corp Ltd	458,855
52,000	Fraser and Neave Ltd	257,015
1,383,000	Golden Agri-Resources Ltd	599,430
29,000	Jardine Cycle & Carriage Ltd	866,626
37,000	Keppel Corp Ltd	252,650
330,000	Oversea-Chinese Banking Corp	2,220,744
239,000	SembCorp Industries Ltd	792,365
314,000	SembCorp Marine Ltd	938,347
6,000	Singapore Airlines Ltd	74,458
97,000	Singapore Exchange Ltd	665,303
62,000	United Overseas Bank Ltd	863,691
92,000	United Overseas Land Ltd	323,899

	TOTAL SINGAPORE	8,313,383

SPAIN - 3.8%
91,904	Acerinox S.A.	1,635,637
27,299	Banco Bilbao Vizcaya Argentaria S.A.	368,618
480,471	Banco Santander Central Hispano S.A.	6,102,656
335,613	Criteria Caixacorp S.A.	1,762,842
69,236	Gas Natural SDG S.A.	1,032,111
38,331	Inditex S.A.	3,044,884
49,598	Red Electrica de Espana	2,332,362
8,106	Repsol YPF S.A.	208,799
130,280	Telefonica S.A.	3,226,181

	TOTAL SPAIN	19,714,090

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SWEDEN - 3.5%
147,161		Atlas Copco AB (A Shares)	$2,840,453
156,810		Boliden AB	2,375,292
100,932		Electrolux AB (Series B)	2,485,733
236,893		Ericsson (LM) (B Shares)	2,600,767
361,649		Nordea Bank AB	3,766,535
168,294		Skandinaviska Enskilda Banken AB (Class A)	1,247,908
80,644		SKF AB (B Shares)	1,854,476
55,864		Svenska Cellulosa AB (B Shares)	849,520
663		Svenska Handelsbanken (A Shares)	21,728

		TOTAL SWEDEN	18,042,412

SWITZERLAND - 7.7%
13,209		ABB Ltd	278,388
19,355		Aryzta AG.	846,960
103,116		Credit Suisse Group	4,407,339
64,322		Julius Baer Holding AG.	975,320
184,589		Nestle S.A.	9,833,851
142,768		Novartis AG.	8,187,022
26,998		Roche Holding AG.	3,687,103
203,956		STMicroelectronics NV	1,561,490
6,006		Swisscom AG.	2,422,203
229,724	*	UBS A.G. (Switzerland)	3,899,452
16,186		Zurich Financial Services AG.	3,793,452

		TOTAL SWITZERLAND	39,892,580

UNITED KINGDOM - 18.9%
40,873		Aggreko plc	1,008,056
14,298		Anglo American plc (London)	567,245
91,077		Associated British Foods plc	1,500,834
113,156		AstraZeneca plc (ADR)	5,737,009
70,107		Babcock International Group	627,747
167,172		BAE Systems plc	898,915
276,330		Balfour Beatty plc	1,161,182
1,002,083		Barclays plc	4,716,218
159,797		BG Group plc	2,807,715
174,715		BHP Billiton plc	5,557,809
108,811		BP plc (ADR)	4,479,749
155,986		British American Tobacco plc	5,818,435
141,222		British Land Co plc	1,031,582
237,385		British Sky Broadcasting plc	2,630,865
1,073,032		BT Group plc	2,359,875
17,332	*	Cairn Energy plc	123,501
18,735		Carnival plc	736,359
660,109		Centrica plc	3,354,581
170,202		Compass Group plc	1,418,399
147,203		Diageo plc	2,534,403
35,611		Firstgroup plc	202,955
216,634		GlaxoSmithKline plc	4,269,192
28,566		Hammerson plc	176,939
693,064		HSBC Holdings plc	7,022,332

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

10,621		Intercontinental Hotels Group plc	$189,536
168,528		Invensys plc	790,251
150,479		Investec plc	1,202,030
237,987	*	ITV plc	223,004
332,361		J Sainsbury plc	2,039,867
23,754		Johnson Matthey plc	657,493
1,586,794		Legal & General Group plc	2,579,938
272,620	*	Lloyds TSB Group plc	317,425
26,779		Next plc	932,207
77,401		Petrofac Ltd	1,669,420
41,225		Reckitt Benckiser Group plc	2,267,259
525,553		Resolution Ltd	2,022,698
107,976		Rio Tinto plc	6,311,540
2,930,079	*	Royal Bank of Scotland Group plc	2,173,010
206,011		Sage Group plc	894,169
63,169		Severn Trent plc	1,300,933
29,345		Smiths Group plc	561,935
111,457		Standard Chartered plc	3,197,102
208,892		Tesco plc	1,391,349
219,943		Vodafone Group plc (ADR)	5,456,786
25,296		Xstrata plc	484,002

		TOTAL UNITED KINGDOM	97,403,851

UNITED STATES - 0.3%
28,690		iShares MSCI EAFE Index Fund	1,575,655

		TOTAL UNITED STATES	1,575,655

		TOTAL COMMON STOCKS	515,024,903

		(Cost $486,185,038)

RIGHTS / WARRANTS - 0.0%
FRANCE - 0.0%
13,714		Cie Generale des Etablissements Michelin	38,289

		TOTAL FRANCE	38,289

GERMANY - 0.0%
38,365		Deutsche Bank AG.	185,669

		TOTAL GERMANY	185,669

		TOTAL RIGHTS / WARRANTS	223,958

		(Cost $0)

		TOTAL INVESTMENTS - 99.4%	515,248,861
		(Cost $486,185,038)
		OTHER ASSETS & LIABILITIES, NET - 0.6%	3,122,593

		NET ASSETS - 100.0%	$518,371,454

Abbreviation(s):
ADR - American Depositary Receipt

*	Non-income producing.

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR
September 30, 2010

	VALUE	% OF NET ASSETS

SECTOR
FINANCIALS	$129,099,135	24.9%
INDUSTRIALS	63,162,466	12.2
MATERIALS	53,682,038	10.4
CONSUMER DISCRETIONARY	53,408,678	10.3
CONSUMER STAPLES	52,915,099	10.2
HEALTH CARE	43,626,744	8.4
ENERGY	38,240,723	7.4
TELECOMMUNICATION SERVICES	29,755,091	5.7
UTILITIES	26,993,589	5.2
INFORMATION TECHNOLOGY	24,365,298	4.7
OTHER ASSETS & LIABILITIES, NET	3,122,593	0.6

TOTAL NET ASSETS	$518,371,454	100.0%

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 2.1%
36,600	*	Autoliv, Inc	$2,391,078
440,100	*	Ford Motor Co	5,386,824
57,400	*	Goodyear Tire & Rubber Co	617,050
11,900		Harley-Davidson, Inc	338,436
178,400		Johnson Controls, Inc	5,441,200
34,400	*	TRW Automotive Holdings Corp	1,429,664

		TOTAL AUTOMOBILES & COMPONENTS	15,604,252

CAPITAL GOODS - 10.7%
57,400		3M Co	4,977,154
10,800	*	Alliant Techsystems, Inc	814,320
2,300	*	Babcock & Wilcox Co	48,944
39,800		Boeing Co	2,648,292
59,700		Caterpillar, Inc	4,697,196
34,800	*	Chicago Bridge & Iron Co NV (ADR)	850,860
600	*	CNH Global NV	21,984
45,100		Cooper Industries plc	2,206,743
49,600		Cummins, Inc	4,492,768
22,400		Deere & Co	1,563,072
1,700		Donaldson Co, Inc	80,121
31,700		Dover Corp	1,655,057
47,800		Eaton Corp	3,943,022
125,700		Emerson Electric Co	6,619,362
200,100		General Electric Co	3,251,625
159,300		Honeywell International, Inc	6,999,642
6,500		IDEX Corp	230,815
56,600		Joy Global, Inc	3,980,112
12,800		KBR, Inc	315,392
2,400		Lincoln Electric Holdings, Inc	138,768
76,600		Lockheed Martin Corp	5,460,048
16,400		Manitowoc Co, Inc	198,604
18,000	*	Oshkosh Truck Corp	495,000
44,700	*	Owens Corning, Inc	1,145,661
26,247		Pall Corp	1,092,925
54,500		Parker Hannifin Corp	3,818,270
17,100		Regal-Beloit Corp	1,003,599
36,100		Rockwell Automation, Inc	2,228,453
29,800		Rockwell Collins, Inc	1,735,850
15,600	*	Shaw Group, Inc	523,536
1,200		SPX Corp	75,936
90,700		Textron, Inc	1,864,792
12,000	*	Thomas & Betts Corp	492,240
40,800		Timken Co	1,565,088
13,800		Toro Co	775,974

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

9,200		Tyco International Ltd	$337,916
55,200		United Technologies Corp	3,931,896
9,500		Valmont Industries, Inc	687,800
3,900		W.W. Grainger, Inc	464,529
28,600	*	WABCO Holdings, Inc	1,199,484
16,800	*	WESCO International, Inc	660,072

		TOTAL CAPITAL GOODS	79,292,922

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
8,600		Avery Dennison Corp	319,232
2,000	*	Copart, Inc	65,940
19,100		Dun & Bradstreet Corp	1,416,074
600	*	IHS, Inc (Class A)	40,800
7,700	*	Verisk Analytics, Inc	215,677

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,057,723

CONSUMER DURABLES & APPAREL - 2.0%
59,400		Coach, Inc	2,551,824
27,000	*	Fossil, Inc	1,452,330
13,731	*	Hanesbrands, Inc	355,084
12,200	*	Harman International Industries, Inc	407,602
79,400		Mattel, Inc	1,862,724
92,100		Nike, Inc (Class B)	7,380,894

		TOTAL CONSUMER DURABLES & APPAREL	14,010,458

CONSUMER SERVICES - 3.7%
51,800	*	Apollo Group, Inc (Class A)	2,659,930
7,000		Brinker International, Inc	132,020
73,600		Carnival Corp	2,812,256
300	*	Chipotle Mexican Grill, Inc (Class A)	51,600
6,300		Darden Restaurants, Inc	269,514
5,600		DeVry, Inc	275,576
1,100	*	Education Management Corp	16,148
17,900	*	ITT Educational Services, Inc	1,257,833
140,300		Marriott International, Inc (Class A)	5,026,949
83,500		McDonald’s Corp	6,221,585
16,200	*	Panera Bread Co (Class A)	1,435,482
238,600		Starbucks Corp	6,103,388
18,500		Starwood Hotels & Resorts Worldwide, Inc	972,175
3,200		Strayer Education, Inc	558,400
4,800		Weight Watchers International, Inc	149,712
1,200		Wynn Resorts Ltd	104,124

		TOTAL CONSUMER SERVICES	28,046,692

DIVERSIFIED FINANCIALS - 3.3%
7,900	*	Affiliated Managers Group, Inc	616,279
219,600		American Express Co	9,229,788
67,800		Ameriprise Financial, Inc	3,208,974
3,100		BlackRock, Inc	527,775
33,300		Eaton Vance Corp	967,032
4,900		Franklin Resources, Inc	523,810
31,800	*	IntercontinentalExchange, Inc	3,330,096

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

11,000		Janus Capital Group, Inc	$120,450
60,300		Moody’s Corp	1,506,294
78,900		Morgan Stanley	1,947,252
18,300	*	Nasdaq Stock Market, Inc	355,569
45,300		SEI Investments Co	921,402
30,000		Waddell & Reed Financial, Inc (Class A)	820,800

		TOTAL DIVERSIFIED FINANCIALS	24,075,521

ENERGY - 9.5%
17,000	*	Cameron International Corp	730,320
28,700		Chevron Corp	2,326,135
52,000		Cimarex Energy Co	3,441,360
135,000		ConocoPhillips	7,753,050
12,800		Core Laboratories NV	1,126,912
9,000	*	Exterran Holdings, Inc	204,390
575,200		Exxon Mobil Corp	35,541,608
113,600		Halliburton Co	3,756,752
31,200		Murphy Oil Corp	1,931,904
12,400	*	Nabors Industries Ltd	223,944
20,600		Occidental Petroleum Corp	1,612,980
4,300	*	Oil States International, Inc	200,165
159,100		Schlumberger Ltd	9,802,151
14,000		St. Mary Land & Exploration Co	524,440
7,800	*	Superior Energy Services	208,182
5,000	*	Whiting Petroleum Corp	477,550
30,200		Williams Cos, Inc	577,122

		TOTAL ENERGY	70,438,965

FOOD & STAPLES RETAILING - 2.7%
96,500		Costco Wholesale Corp	6,223,285
83,500		Walgreen Co	2,797,250
184,700		Wal-Mart Stores, Inc	9,885,144
29,900	*	Whole Foods Market, Inc	1,109,589

		TOTAL FOOD & STAPLES RETAILING	20,015,268

FOOD, BEVERAGE & TOBACCO - 6.2%
90,900		Campbell Soup Co	3,249,675
130,400		Coca-Cola Co	7,631,008
139,700		Coca-Cola Enterprises, Inc	4,330,700
11,700		ConAgra Foods, Inc	256,698
98,616		Dr Pepper Snapple Group, Inc	3,502,840
4,900		Flowers Foods, Inc	121,716
30,200	*	Hansen Natural Corp	1,407,924
50,100		Hershey Co	2,384,259
60,600		PepsiCo, Inc	4,026,264
263,600		Philip Morris International, Inc	14,766,872
244,800		Sara Lee Corp	3,287,664

		TOTAL FOOD, BEVERAGE & TOBACCO	44,965,620

HEALTH CARE EQUIPMENT & SERVICES - 5.5%
16,300	*	Allscripts Healthcare Solutions, Inc	301,061
36,600		Bard (C.R.), Inc	2,980,338

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

500		Baxter International, Inc	$23,855
41,600		Becton Dickinson & Co	3,082,560
127,500		Cardinal Health, Inc	4,212,600
40,700		Covidien plc	1,635,733
700	*	Emergency Medical Services Corp (Class A)	37,275
148,300	*	Express Scripts, Inc	7,222,210
28,100	*	Henry Schein, Inc	1,646,098
25,000		Hill-Rom Holdings, Inc	897,250
31,200	*	Hospira, Inc	1,778,712
700	*	Idexx Laboratories, Inc	43,204
8,200	*	Intuitive Surgical, Inc	2,326,668
22,000	*	Laboratory Corp of America Holdings	1,725,460
7,100		McKesson Corp	438,638
120,000	*	Medco Health Solutions, Inc	6,247,200
107,100		Medtronic, Inc	3,596,418
39,400		Stryker Corp	1,971,970

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	40,167,250

HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
99,800		Colgate-Palmolive Co	7,670,628
50,100		Estee Lauder Cos (Class A)	3,167,823
24,200		Herbalife Ltd	1,460,470

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	12,298,921

INSURANCE - 0.7%
11,500		ACE Ltd	669,875
84,700		Aflac, Inc	4,379,837
1,300		Erie Indemnity Co (Class A)	72,878
500		Metlife, Inc	19,225

		TOTAL INSURANCE	5,141,815

MATERIALS - 4.7%
38,100		Albemarle Corp	1,783,461
9,600		Ashland, Inc	468,192
5,500		Carpenter Technology Corp	185,405
400		Cleveland-Cliffs, Inc	25,568
14,700	*	Crown Holdings, Inc	421,302
130,300		Du Pont (E.I.) de Nemours & Co	5,813,986
1,100		Eastman Chemical Co	81,400
106,000		Freeport-McMoRan Copper & Gold, Inc (Class B)	9,051,340
23,900		International Flavors & Fragrances, Inc	1,159,628
93,300		International Paper Co	2,029,275
31,800		Lubrizol Corp	3,369,846
2,084		Monsanto Co	99,886
45,900		Nalco Holding Co	1,157,139
34,300		Newmont Mining Corp	2,154,383
37,700		PPG Industries, Inc	2,744,560
20,700		Scotts Miracle-Gro Co (Class A)	1,070,811
17,000		Sherwin-Williams Co	1,277,380
24,700		Sigma-Aldrich Corp	1,491,386
10,700	*	Titanium Metals Corp	213,572
13,800		Valspar Corp	439,530

		TOTAL MATERIALS	35,038,050

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

MEDIA - 1.4%
10,100		CBS Corp (Class B)	$160,186
168,800	*	DIRECTV	7,027,144
1,900		John Wiley & Sons, Inc (Class A)	77,634
9,000	*	Madison Square Garden, Inc	189,720
2,800		McGraw-Hill Cos, Inc	92,568
600	*	Morningstar, Inc	26,736
27,700		News Corp (Class A)	361,762
25,700		Regal Entertainment Group (Class A)	337,184
33,600		Scripps Networks Interactive (Class A)	1,598,688
321,000	*	Sirius XM Radio, Inc	385,200

		TOTAL MEDIA	10,256,822

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.8%
209,600		Abbott Laboratories	10,949,504
30,800		Allergan, Inc	2,049,124
124,800	*	Celgene Corp	7,189,728
77,400		Eli Lilly & Co	2,827,422
216,600	*	Gilead Sciences, Inc	7,713,126
16,100		Johnson & Johnson	997,556
2,800	*	Mettler-Toledo International, Inc	348,432
2,200		Techne Corp	135,806
41,800		Warner Chilcott plc	937,992
38,500	*	Waters Corp	2,725,030

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	35,873,720

REAL ESTATE - 0.8%
73,800		Apartment Investment & Management Co (Class A)	1,577,844
2,700	*	CB Richard Ellis Group, Inc (Class A)	49,356
63,800	b	General Growth Properties, Inc	995,280
18,300		Jones Lang LaSalle, Inc	1,578,741
27,600		Rayonier, Inc	1,383,312
10,500		UDR, Inc	221,760
1,800		Vornado Realty Trust	153,954

		TOTAL REAL ESTATE	5,960,247

RETAILING - 6.0%
44,800		Advance Auto Parts	2,628,864
41,800	*	Amazon.com, Inc	6,565,108
9,500	*	Autozone, Inc	2,174,645
41,800	*	Bed Bath & Beyond, Inc	1,814,538
75,300		Best Buy Co, Inc	3,074,499
57,600	*	Big Lots, Inc	1,915,200
58,100	*	Dick’s Sporting Goods, Inc	1,629,124
25,100	*	Dollar Tree, Inc	1,223,876
129,300		Home Depot, Inc	4,096,224
5,600	*	J Crew Group, Inc	188,272
2,300	*	LKQ Corp	47,840
5,100		Macy’s, Inc	117,759
31,100		Petsmart, Inc	1,088,500

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

8,700	*	Priceline.com, Inc	$3,030,558
63,200		Ross Stores, Inc	3,451,984
129,400		Target Corp	6,915,136
38,662		TJX Companies, Inc	1,725,485
90,600		Williams-Sonoma, Inc	2,872,020

		TOTAL RETAILING	44,559,632

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
175,600		Altera Corp	5,296,096
163,000		Analog Devices, Inc	5,114,940
169,200		Applied Materials, Inc	1,976,256
42,100	*	Atheros Communications, Inc	1,109,335
51,500	*	Atmel Corp	409,940
36,800	*	Avago Technologies Ltd	828,368
12,200	*	Cypress Semiconductor Corp	153,476
486,600		Intel Corp	9,357,318
22,600	*	Lam Research Corp	945,810
127,100	*	Marvell Technology Group Ltd	2,225,521
209,500	*	Teradyne, Inc	2,333,830

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	29,750,890

SOFTWARE & SERVICES - 15.3%
112,900		Accenture plc	4,797,121
1,700	*	Ansys, Inc	71,825
20,800	*	Autodesk, Inc	664,976
83,100	*	BMC Software, Inc	3,363,888
48,100	*	Cognizant Technology Solutions Corp (Class A)	3,101,007
14,700		Factset Research Systems, Inc	1,192,611
32,400	*	Gartner, Inc	953,856
27,700		Global Payments, Inc	1,188,053
38,200	*	Google, Inc (Class A)	20,085,178
186,800		International Business Machines Corp	25,057,352
28,668	*	Intuit, Inc	1,255,945
40,100		Lender Processing Services, Inc	1,332,523
10,200		Mastercard, Inc (Class A)	2,284,800
17,100	*	Micros Systems, Inc	723,843
795,400		Microsoft Corp	19,479,346
409,000		Oracle Corp	10,981,650
51,708	*	Red Hat, Inc	2,120,028
39,600	*	SAIC, Inc	632,808
103,300	*	Symantec Corp	1,567,061
62,100	*	Teradata Corp	2,394,576
22,300		Visa, Inc (Class A)	1,655,998
33,100	*	VMware, Inc (Class A)	2,811,514
1,900	*	WebMD Health Corp (Class A)	94,753
258,900		Western Union Co	4,574,763

		TOTAL SOFTWARE & SERVICES	112,385,475

TECHNOLOGY HARDWARE & EQUIPMENT - 12.0%
56,000	*	Agilent Technologies, Inc	1,868,720
127,600	*	Apple, Inc	36,206,500
559,400	*	Cisco Systems, Inc	12,250,860

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

284,300	*	Dell, Inc	$3,684,528
93,100	*	EMC Corp	1,890,861
26,700	*	F5 Networks, Inc	2,771,727
51,800		Harris Corp	2,294,222
289,900		Hewlett-Packard Co	12,196,093
6,200	*	Itron, Inc	379,626
13,400	*	JDS Uniphase Corp	166,026
1,400		National Instruments Corp	45,724
87,300	*	NetApp, Inc	4,346,667
158,900		Qualcomm, Inc	7,169,568
74,100	*	SanDisk Corp	2,715,765
30,700	*	Seagate Technology, Inc	361,646
1,500	*	Western Digital Corp	42,585

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	88,391,118

TELECOMMUNICATION SERVICES - 0.5%
9,000	*	American Tower Corp (Class A)	461,340
14,300	*	Clearwire Corp (Class A)	115,687
165,800	*	MetroPCS Communications, Inc	1,734,268
29,700	*	NII Holdings, Inc (Class B)	1,220,670

		TOTAL TELECOMMUNICATION SERVICES	3,531,965

TRANSPORTATION - 2.1%
100,500	*	Delta Air Lines, Inc	1,169,820
16,000		FedEx Corp	1,368,000
57,200		J.B. Hunt Transport Services, Inc	1,984,840
1,500	*	Kansas City Southern Industries, Inc	56,115
18,500		Landstar System, Inc	714,470
4,400	*	UAL Corp	103,972
147,700		United Parcel Service, Inc (Class B)	9,850,113

		TOTAL TRANSPORTATION	15,247,330

		TOTAL COMMON STOCKS	737,110,656

		(Cost $657,526,009)

PRINCIPAL	ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.2%
$1,500,000	Federal Home Loan Bank	10/01/10	1,500,000

			1,500,000

	TOTAL SHORT-TERM INVESTMENTS		1,500,000

	(Cost $1,500,000)

	TOTAL INVESTMENTS - 100.1%		738,610,656
	(Cost $659,026,009)
	OTHER ASSETS & LIABILITIES, NET - (0.1)%		(824,029)

	NET ASSETS - 100.0%		$737,786,627

Abbreviation(s):
ADR - American Depositary Receipt

*	Non-income producing.
b	In bankruptcy.

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.4%

AUTOMOBILES & COMPONENTS - 0.7%
31,483	*	Autoliv, Inc	$2,056,784
9,900	*	BorgWarner, Inc	520,938
16,600		Cooper Tire & Rubber Co	325,858
43,432	*	Ford Motor Co	531,608
4,615	*	Lear Corp (New)	364,262
23,285	*	TRW Automotive Holdings Corp	967,725

		TOTAL AUTOMOBILES & COMPONENTS	4,767,175

BANKS - 4.9%
16,675		Bank of Hawaii Corp	749,041
41,710		BB&T Corp	1,004,377
98,151		CapitalSource, Inc	524,126
21,830	*	CIT Group, Inc	891,101
1,176		City National Corp	62,410
3,000		Comerica, Inc	111,450
15,132		Commerce Bancshares, Inc	568,812
2,307		Cullen/Frost Bankers, Inc	124,278
38,386		East West Bancorp, Inc	624,924
78,610		Fifth Third Bancorp	945,678
639		First Citizens Bancshares, Inc (Class A)	118,388
19,581	*	First Horizon National Corp	223,420
2,495		Hudson City Bancorp, Inc	30,589
114,854		Huntington Bancshares, Inc	651,222
96,965		Keycorp	771,841
518		M&T Bank Corp	42,378
21,310		People’s United Financial, Inc	278,948
84,430		PNC Financial Services Group, Inc	4,382,761
112,690		Regions Financial Corp	819,256
674		SunTrust Banks, Inc	17,409
36,595		Synovus Financial Corp	90,024
5,624		TCF Financial Corp	91,053
248,846		US Bancorp	5,380,051
2,536		Valley National Bancorp	32,714
697,989		Wells Fargo & Co	17,540,464
2,237		Zions Bancorporation	47,782

		TOTAL BANKS	36,124,497

CAPITAL GOODS - 6.6%
20,199	*	AGCO Corp	787,963
25,306		Carlisle Cos, Inc	757,915
3,000		Crane Co	113,820
338		Danaher Corp	13,726
23,247		Dover Corp	1,213,726
15,019		Eaton Corp	1,238,917

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

610		Gardner Denver, Inc	$32,745
26,958	*	General Cable Corp	731,101
54,943		General Dynamics Corp	3,450,970
888,006		General Electric Co	14,430,097
8,000		Goodrich Corp	589,840
12,331		Hubbell, Inc (Class B)	625,798
18,472		ITT Industries, Inc	865,044
11,818		Joy Global, Inc	831,042
2,900		KBR, Inc	71,456
35,537		L-3 Communications Holdings, Inc	2,568,259
4,790		Lockheed Martin Corp	341,431
64,090		Northrop Grumman Corp	3,885,776
80,500	*	Owens Corning, Inc	2,063,215
20,769		Parker Hannifin Corp	1,455,076
66,743		Raytheon Co	3,050,823
10,333		Regal-Beloit Corp	606,444
49,951	*	Shaw Group, Inc	1,676,356
24,573	*	Thomas & Betts Corp	1,007,984
53,910		Timken Co	2,067,988
63,120		Tyco International Ltd	2,318,398
17,087		United Technologies Corp	1,217,107
6,476	*	URS Corp	245,958

		TOTAL CAPITAL GOODS	48,258,975

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
3,961		Cintas Corp	109,126
1,334		Equifax, Inc	41,621
599		Pitney Bowes, Inc	12,807
74,079		R.R. Donnelley & Sons Co	1,256,379
4,650		Republic Services, Inc	141,779
18,920		Waste Management, Inc	676,200

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	2,237,912

CONSUMER DURABLES & APPAREL - 1.5%
11,000		Coach, Inc	472,560
8,332		DR Horton, Inc	92,652
45,149		Garmin Ltd	1,370,272
982	*	Harman International Industries, Inc	32,809
38,868		Jarden Corp	1,209,961
119,497		Mattel, Inc	2,803,400
5,118	*	Mohawk Industries, Inc	272,789
9,898		Newell Rubbermaid, Inc	176,283
25,782	*	Pulte Homes, Inc	225,850
1,600		Stanley Works	98,048
9,700	*	Toll Brothers, Inc	184,494
23,878		VF Corp	1,934,596
22,944		Whirlpool Corp	1,857,547

		TOTAL CONSUMER DURABLES & APPAREL	10,731,261

CONSUMER SERVICES - 0.3%
6,050		International Speedway Corp (Class A)	147,620
7,033		Marriott International, Inc (Class A)	251,992

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

48,774	*	MGM Mirage	$550,171
11,944	*	Penn National Gaming, Inc	353,662
4,512		Weight Watchers International, Inc	140,729
42,181		Wendy’s/Arby’s Group, Inc (Class A)	191,080
18,228		Wyndham Worldwide Corp	500,723
1,895		Wynn Resorts Ltd	164,429

		TOTAL CONSUMER SERVICES	2,300,406

DIVERSIFIED FINANCIALS - 10.5%
20,392		American Express Co	857,076
4,096		Ameriprise Financial, Inc	193,864
1,234,353		Bank of America Corp	16,182,368
88,945		Bank of New York Mellon Corp	2,324,133
46,289		Capital One Financial Corp	1,830,730
2,700,954	*	Citigroup, Inc	10,533,721
214		CME Group, Inc	55,736
67,314		Discover Financial Services	1,122,798
84,036	*	E*Trade Financial Corp	1,221,883
84,830		Goldman Sachs Group, Inc	12,264,721
568,821		JPMorgan Chase & Co	21,655,016
43,587		Legg Mason, Inc	1,321,122
153,243		Morgan Stanley	3,782,037
80	*	Nasdaq Stock Market, Inc	1,554
44,406	*	SLM Corp	512,889
55,269		State Street Corp	2,081,431

		TOTAL DIVERSIFIED FINANCIALS	75,941,079

ENERGY - 11.1%
23,196	*	Alpha Natural Resources, Inc	954,515
49,199		Anadarko Petroleum Corp	2,806,803
63,254		Apache Corp	6,183,711
72		Arch Coal, Inc	1,923
4,716	*	Atwood Oceanics, Inc	143,602
34,053		Baker Hughes, Inc	1,450,658
2,500	*	Cameron International Corp	107,400
260,633		Chevron Corp	21,124,304
4,809		Cimarex Energy Co	318,260
13,650	*	Concho Resources, Inc	903,221
156,575		ConocoPhillips	8,992,102
32,078	*	Devon Energy Corp	2,076,730
21,064		El Paso Corp	260,772
5,590		Ensco International plc (ADR)	250,041
44,648	*	Exterran Holdings, Inc	1,013,956
25,674		Exxon Mobil Corp	1,586,396
2,299		Frontier Oil Corp	30,807
4,767		Helmerich & Payne, Inc	192,873
56,918		Hess Corp	3,364,992
92,745		Marathon Oil Corp	3,069,860
15,000	*	Mariner Energy, Inc	363,450
23,900		Massey Energy Co	741,378
59,168		Murphy Oil Corp	3,663,683
42,406	*	Nabors Industries Ltd	765,852

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

31,337		National Oilwell Varco, Inc	$1,393,556
99,432		Occidental Petroleum Corp	7,785,526
8,147	*	Oceaneering International, Inc	438,797
29,858	*	Oil States International, Inc	1,389,890
7,670		Patterson-UTI Energy, Inc	131,004
31,800		Peabody Energy Corp	1,558,518
15,413		Pioneer Natural Resources Co	1,002,307
12,973	*	Pride International, Inc	381,795
5,275	*	Rowan Cos, Inc	160,149
6,649	*	SEACOR Holdings, Inc	566,229
2,234		Southern Union Co	53,750
29,998		Spectra Energy Corp	676,455
6,861		St. Mary Land & Exploration Co	257,013
50,241		Sunoco, Inc	1,833,797
5,610	*	Superior Energy Services	149,731
5,975	*	Unit Corp	222,808
40,918		Valero Energy Corp	716,474
3,050	*	Weatherford International Ltd	52,155
11,848	*	Whiting Petroleum Corp	1,131,602
35,801		Williams Cos, Inc	684,157

		TOTAL ENERGY	80,953,002

FOOD & STAPLES RETAILING - 1.7%
146,354		CVS Corp	4,605,760
110,514		Safeway, Inc	2,338,476
130,281		Supervalu, Inc	1,502,140
69,240		Wal-Mart Stores, Inc	3,705,725

		TOTAL FOOD & STAPLES RETAILING	12,152,101

FOOD, BEVERAGE & TOBACCO - 5.0%
13,307		Archer Daniels Midland Co	424,759
14,400		Campbell Soup Co	514,800
3,797	*	Central European Distribution Corp	84,749
17,874		Coca-Cola Co	1,045,986
51,724		Coca-Cola Enterprises, Inc	1,603,444
33,228		ConAgra Foods, Inc	729,022
40,450	*	Constellation Brands, Inc (Class A)	715,561
57,535		Corn Products International, Inc	2,157,563
61,972		Del Monte Foods Co	812,453
76,671		Dr Pepper Snapple Group, Inc	2,723,354
60,636		General Mills, Inc	2,215,639
9,960		H.J. Heinz Co	471,805
9,462	*	Hansen Natural Corp	441,118
45,533		Hershey Co	2,166,915
157,929		Kraft Foods, Inc (Class A)	4,873,690
27,675		Lorillard, Inc	2,222,579
25,674		Mead Johnson Nutrition Co	1,461,107
762		Molson Coors Brewing Co (Class B)	35,982
49,160		PepsiCo, Inc	3,266,190
81,870		Philip Morris International, Inc	4,586,358
6,329	*	Ralcorp Holdings, Inc	370,120
8,393		Reynolds American, Inc	498,460

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

37,116		Sara Lee Corp	$498,468
138,405		Tyson Foods, Inc (Class A)	2,217,248

		TOTAL FOOD, BEVERAGE & TOBACCO	36,137,370

HEALTH CARE EQUIPMENT & SERVICES - 3.3%
78,372		Aetna, Inc	2,477,339
8,100	*	AMERIGROUP Corp	344,007
49,119	*	Boston Scientific Corp	301,099
59,087		Cardinal Health, Inc	1,952,234
32,798		Cigna Corp	1,173,512
9,160		Cooper Cos, Inc	423,375
46,303	*	Coventry Health Care, Inc	996,904
69,243	*	Health Net, Inc	1,882,717
25,710		Hill-Rom Holdings, Inc	922,732
3,155	*	Hologic, Inc	50,512
60,477	*	Humana, Inc	3,038,364
10,870	*	Kinetic Concepts, Inc	397,625
8,087		McKesson Corp	499,615
13,830		Medtronic, Inc	464,411
153,268		UnitedHealth Group, Inc	5,381,240
48,950	*	WellPoint, Inc	2,772,528
19,965	*	Zimmer Holdings, Inc	1,044,769

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	24,122,983

HOUSEHOLD & PERSONAL PRODUCTS - 2.9%
1,029		Alberto-Culver Co	38,742
2,300		Clorox Co	153,548
18,510		Colgate-Palmolive Co	1,422,679
31,494		Kimberly-Clark Corp	2,048,685
296,249		Procter & Gamble Co	17,766,053

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	21,429,707

INSURANCE - 7.4%
18,610		ACE Ltd	1,084,033
12,650		Aflac, Inc	654,132
22,571		Allied World Assurance Holdings Ltd	1,277,293
32,039		American Financial Group, Inc	979,753
611		American National Insurance Co	46,418
13,440	*	Arch Capital Group Ltd	1,126,272
39,020		Aspen Insurance Holdings Ltd	1,181,526
27,635		Assurant, Inc	1,124,745
55,632		Axis Capital Holdings Ltd	1,832,518
182,950	*	Berkshire Hathaway, Inc (Class B)	15,126,305
54,142		Chubb Corp	3,085,552
7,600		Endurance Specialty Holdings Ltd	302,480
6,848		Everest Re Group Ltd	592,147
31,615	*	Genworth Financial, Inc (Class A)	386,335
48,537		Hartford Financial Services Group, Inc	1,113,924
41,122		HCC Insurance Holdings, Inc	1,072,873
52,678		Metlife, Inc	2,025,469
31,028		PartnerRe Ltd	2,487,825
2,465		Progressive Corp	51,445

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

6,334		Protective Life Corp	$137,828
86,497		Prudential Financial, Inc	4,686,406
34,258		Reinsurance Group of America, Inc (Class A)	1,654,319
25,135		Stancorp Financial Group, Inc	955,130
22,710		Torchmark Corp	1,206,809
22,931		Transatlantic Holdings, Inc	1,165,353
73,435		Travelers Cos, Inc	3,825,963
105,100		UnumProvident Corp	2,327,965
33,683		Validus Holdings Ltd	887,884
13,879		XL Capital Ltd	300,619

		TOTAL INSURANCE	52,699,321

MATERIALS - 3.2%
5,590		Alcoa, Inc	67,695
35,045		Ashland, Inc	1,709,145
6,146		Ball Corp	361,692
26,062		Bemis Co	827,469
13,022		Cabot Corp	424,127
4,690		CF Industries Holdings, Inc	447,895
12,757		Cleveland-Cliffs, Inc	815,427
4,472		Commercial Metals Co	64,799
41,511		Cytec Industries, Inc	2,340,389
28,278		Domtar Corporation	1,826,192
79,465		Dow Chemical Co	2,182,109
39,803		Du Pont (E.I.) de Nemours & Co	1,776,010
527		Eastman Chemical Co	38,998
14,365		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,226,628
63,970		International Paper Co	1,391,348
12,071		Lubrizol Corp	1,279,164
11,120		MeadWestvaco Corp	271,106
25,557		Packaging Corp of America	592,156
3,300		PPG Industries, Inc	240,240
15,885		Reliance Steel & Aluminum Co	659,704
138		Schnitzer Steel Industries, Inc (Class A)	6,663
46,403		Sealed Air Corp	1,043,139
4,726		Sherwin-Williams Co	355,112
29,220		Sonoco Products Co	977,117
46,972	*	Titanium Metals Corp	937,561
929		United States Steel Corp	40,727
5,037		Valspar Corp	160,428
11,770		Walter Industries, Inc	956,783

		TOTAL MATERIALS	23,019,823

MEDIA - 4.6%
675		Cablevision Systems Corp (Class A)	17,678
109,098		CBS Corp (Class B)	1,730,294
29,500	*	Clear Channel Outdoor Holdings, Inc (Class A)	337,185
352,163		Comcast Corp (Class A)	6,367,106
21,672	*	DIRECTV	902,205
3,520	*	Discovery Communications, Inc (Class A)	153,296
87,309		DISH Network Corp (Class A)	1,672,840
4,100		Gannett Co, Inc	50,143

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

6,107	*	Liberty Global, Inc (Class A)	$188,157
217	*	Liberty Global, Inc (Series C)	6,632
1,102	*	Liberty Media Corp - Capital (Series A)	57,370
3,599	*	Liberty Media Corp - Starz	233,503
1,382	*	Madison Square Garden, Inc	29,133
46,012		McGraw-Hill Cos, Inc	1,521,157
165,301		News Corp (Class A)	2,158,831
5,130		Thomson Corp	192,529
30,329		Time Warner Cable, Inc	1,637,463
173,130		Time Warner, Inc	5,306,435
78,374		Viacom, Inc (Class B)	2,836,355
63,230		Virgin Media, Inc	1,455,555
177,988		Walt Disney Co	5,893,182
2,193		Washington Post Co (Class B)	875,906

		TOTAL MEDIA	33,622,955

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.5%
21,890		Abbott Laboratories	1,143,534
124,669	*	Amgen, Inc	6,870,508
22,400	*	Biogen Idec, Inc	1,257,088
5,950	*	Bio-Rad Laboratories, Inc (Class A)	538,535
121,070		Bristol-Myers Squibb Co	3,282,208
42,170	*	Cephalon, Inc	2,633,095
97,952		Eli Lilly & Co	3,578,187
59,737	*	Endo Pharmaceuticals Holdings, Inc	1,985,658
108,652	*	Forest Laboratories, Inc	3,360,606
277,490		Johnson & Johnson	17,193,280
168,222	*	King Pharmaceuticals, Inc	1,675,491
12,800	*	Life Technologies Corp	597,632
313,710		Merck & Co, Inc	11,547,665
1,056,727		Pfizer, Inc	18,144,002
17,940	*	Thermo Electron Corp	858,967
23,600	*	Watson Pharmaceuticals, Inc	998,516

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	75,664,972

REAL ESTATE - 3.6%
97,420		Annaly Mortgage Management, Inc	1,714,591
7,343		Apartment Investment & Management Co (Class A)	156,993
17,817		AvalonBay Communities, Inc	1,851,720
17,505		Boston Properties, Inc	1,455,016
4,356		Brandywine Realty Trust	53,361
16,149		Camden Property Trust	774,668
1,830		Chimera Investment Corp	7,229
92,252		Duke Realty Corp	1,069,201
7,332		Equity Residential	348,783
2,033		Federal Realty Investment Trust	166,015
6,500	b	General Growth Properties, Inc	101,400
37,360		HCP, Inc	1,344,213
13,626		Health Care REIT, Inc	645,055
62,760		Hospitality Properties Trust	1,401,431
95,435		Host Marriott Corp	1,381,899
32,792		HRPT Properties Trust	839,475

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

56,774		Kimco Realty Corp	$894,191
3,421		Liberty Property Trust	109,130
15,624		Macerich Co	671,051
27,622		Mack-Cali Realty Corp	903,516
51,333		Nationwide Health Properties, Inc	1,985,046
7,152		Plum Creek Timber Co, Inc	252,466
8,600		Public Storage, Inc	834,544
8,998		Rayonier, Inc	450,980
64,001		Senior Housing Properties Trust	1,504,024
23,517		Simon Property Group, Inc	2,180,966
6,199		SL Green Realty Corp	392,583
39,040		Ventas, Inc	2,013,292
7,559		Vornado Realty Trust	646,521

		TOTAL REAL ESTATE	26,149,360

RETAILING - 1.3%
4,400		Abercrombie & Fitch Co (Class A)	173,008
1,172	*	Autonation, Inc	27,249
10,418	*	Big Lots, Inc	346,399
19,675		Dillard’s, Inc (Class A)	465,117
85,649		Foot Locker, Inc	1,244,480
25,620	*	GameStop Corp (Class A)	504,970
49,105		Gap, Inc	915,317
12,704		JC Penney Co, Inc	345,295
34,494	*	Kohl’s Corp	1,817,144
17,338	*	Liberty Media Holding Corp (Interactive A)	237,704
50,186		Lowe’s Cos, Inc	1,118,646
46,405		Macy’s, Inc	1,071,491
14,503		RadioShack Corp	309,349
29,208	*	Signet Jewelers Ltd	927,062
3,807		Tiffany & Co	178,891

		TOTAL RETAILING	9,682,122

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.4%
84,833	*	Atmel Corp	675,271
21,600		Broadcom Corp (Class A)	764,424
87,163	*	Fairchild Semiconductor International, Inc	819,332
273,932		Intel Corp	5,267,712
425		Kla-Tencor Corp	14,973
229,858	*	Micron Technology, Inc	1,657,276
39,350		Texas Instruments, Inc	1,067,959

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	10,266,947

SOFTWARE & SERVICES - 2.6%
2,858		Activision Blizzard, Inc	30,924
10,800	*	Alliance Data Systems Corp	704,808
14,033	*	AOL, Inc	347,317
54,564		CA, Inc	1,152,392
18,869		Computer Sciences Corp	867,974
68,072	*	Convergys Corp	711,352
9,626		DST Systems, Inc	431,630
68,374	*	eBay, Inc	1,668,325

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

54,876	*	IAC/InterActiveCorp	$1,441,593
263,610		Microsoft Corp	6,455,809
124,720	*	Symantec Corp	1,892,002
22,647	*	Teradata Corp	873,268
98,849		Total System Services, Inc	1,506,459
19,012	*	Unisys Corp	530,435
2,200	*	Yahoo!, Inc	31,174

		TOTAL SOFTWARE & SERVICES	18,645,462

TECHNOLOGY HARDWARE & EQUIPMENT - 2.0%
574	*	Avnet, Inc	15,504
11,536	*	CommScope, Inc	273,865
165,770		Corning, Inc	3,030,276
1,924		Jabil Circuit, Inc	27,725
47,443	*	Lexmark International, Inc (Class A)	2,116,907
338,204	*	Motorola, Inc	2,884,880
84,080	*	Seagate Technology, Inc	990,462
12,117	*	Tech Data Corp	488,315
8,623		Tellabs, Inc	64,241
113,400	*	Vishay Intertechnology, Inc	1,097,712
6,994	*	Vishay Precision Group, Inc	109,176
50,434	*	Western Digital Corp	1,431,821
225,865		Xerox Corp	2,337,703

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	14,868,587

TELECOMMUNICATION SERVICES - 6.0%
726,348		AT&T, Inc	20,773,552
20,647		CenturyTel, Inc	814,731
13,338	*	MetroPCS Communications, Inc	139,515
663,988		Qwest Communications International, Inc	4,163,205
468,379	*	Sprint Nextel Corp	2,168,596
27,303		Telephone & Data Systems, Inc	895,538
13,667	*	US Cellular Corp	628,272
403,868		Verizon Communications, Inc	13,162,058
76,001		Windstream Corp	934,052

		TOTAL TELECOMMUNICATION SERVICES	43,679,519

TRANSPORTATION - 1.8%
1,163		Con-way, Inc	36,041
5,376		Copa Holdings S.A. (Class A)	289,820
57,561		CSX Corp	3,184,275
5,694		FedEx Corp	486,837
39,892	*	Hertz Global Holdings, Inc	422,456
34,400	*	Kansas City Southern Industries, Inc	1,286,904
2,500	*	Kirby Corp	100,150
25,301		Norfolk Southern Corp	1,505,663
22,608		Ryder System, Inc	966,944
47,350		Southwest Airlines Co	618,865
39,410	*	UAL Corp	931,258
37,150		Union Pacific Corp	3,038,870
677		UTI Worldwide, Inc	10,886

		TOTAL TRANSPORTATION	12,878,969

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

UTILITIES - 7.2%
125,246	*	AES Corp	$1,421,542
1,427		AGL Resources, Inc	54,740
17,750		Alliant Energy Corp	645,213
67,742		Ameren Corp	1,923,873
117,834		American Electric Power Co, Inc	4,269,125
12,520		American Water Works Co, Inc	291,340
40,717	*	Calpine Corp	506,927
62,026		Centerpoint Energy, Inc	975,049
17,296		CMS Energy Corp	311,674
1,184		Consolidated Edison, Inc	57,092
56,646		Constellation Energy Group, Inc	1,826,267
38,014		Dominion Resources, Inc	1,659,691
42,016		DTE Energy Co	1,929,795
88,324		Duke Energy Corp	1,564,218
115,393		Edison International	3,968,365
25,843		Energen Corp	1,181,542
15,176		Entergy Corp	1,161,419
55,647		Exelon Corp	2,369,449
22,992		FirstEnergy Corp	886,112
42,697		FPL Group, Inc	2,322,290
63,335		MDU Resources Group, Inc	1,263,533
12,799		NiSource, Inc	222,703
26,887		Northeast Utilities	795,049
75,873	*	NRG Energy, Inc	1,579,676
16,004		NV Energy, Inc	210,453
21,546		OGE Energy Corp	859,039
78,508		PG&E Corp	3,565,833
45,539		Pinnacle West Capital Corp	1,879,395
10,200		PPL Corp	277,746
3,100		Progress Energy, Inc	137,702
111,903		Public Service Enterprise Group, Inc	3,701,751
133,335		Questar Corp	2,337,362
21,888		SCANA Corp	882,524
23,767		Sempra Energy	1,278,665
16,894		Southern Co	629,133
3,104		TECO Energy, Inc	53,761
46,424		UGI Corp	1,328,191
3,067		Westar Energy, Inc	74,313
3,127		Wisconsin Energy Corp	180,741
83,618		Xcel Energy, Inc	1,920,705

		TOTAL UTILITIES	52,503,998

		TOTAL COMMON STOCKS	728,838,503

		(Cost $666,935,057)

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

PRINCIPAL	ISSUER	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.2%
GOVERNMENT AGENCY DEBT - 0.2%
$1,800,000	Federal Home Loan Bank	10/01/10	$1,800,000

			1,800,000

	TOTAL SHORT-TERM INVESTMENTS		1,800,000

	(Cost $1,800,000)

	TOTAL INVESTMENTS - 100.6%		730,638,503
	(Cost $668,735,057)
	OTHER ASSETS & LIABILITIES, NET - (0.6)%		(4,242,854)

	NET ASSETS - 100.0%		$726,395,649

Abbreviation(s):
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

*	Non-income producing.
b	In bankruptcy.

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.4%
19,815	*	American Axle & Manufacturing Holdings, Inc	$178,731
10,278	*	BorgWarner, Inc	540,828
515,189	*	Ford Motor Co	6,305,914
1,482	*	Fuel Systems Solutions, Inc	57,961
12,497		Gentex Corp	243,816
37,453		Harley-Davidson, Inc	1,065,163
110,286		Johnson Controls, Inc	3,363,724
7,612	*	Modine Manufacturing Co	98,728
3,240		Spartan Motors, Inc	15,034
9,151		Superior Industries International, Inc	158,129
24,329	*	Tenneco, Inc	704,811

		TOTAL AUTOMOBILES & COMPONENTS	12,732,839

BANKS - 4.5%
1,100		Associated Banc-Corp	14,509
3,388		Bank of Hawaii Corp	152,189
120,643		BB&T Corp	2,905,083
283		Capitol Federal Financial	6,990
108,443	*	Citizens Republic Bancorp, Inc	97,718
6,265		City National Corp	332,484
23,440		Comerica, Inc	870,796
397		Community Bank System, Inc	9,135
139		Cullen/Frost Bankers, Inc	7,488
142,510		Fifth Third Bancorp	1,714,395
32,046	*	First Horizon National Corp	365,648
574		First Niagara Financial Group, Inc	6,687
4,400		Fulton Financial Corp	39,864
38,876		Hudson City Bancorp, Inc	476,620
122,005		Keycorp	971,160
25,214		M&T Bank Corp	2,062,757
39,578		Marshall & Ilsley Corp	278,629
35,695		New York Community Bancorp, Inc	580,044
3,790		NewAlliance Bancshares, Inc	47,830
3,640		Old National Bancorp	38,220
5,242		People’s United Financial, Inc	68,618
5,876	*	PMI Group, Inc	21,565
75,013		PNC Financial Services Group, Inc	3,893,925
381,756	*	Popular, Inc	1,107,092
9,708		Provident Financial Services, Inc	119,991
7,470		Radian Group, Inc	58,415
189,669		Regions Financial Corp	1,378,894
92,391		SunTrust Banks, Inc	2,386,460
997		Susquehanna Bancshares, Inc	8,415
4,510	*	SVB Financial Group	190,863

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

345,861		Synovus Financial Corp	$850,818
429		TCF Financial Corp	6,946
595		TFS Financial Corp	5,468
294,014		US Bancorp	6,356,583
840		Washington Federal, Inc	12,818
650		Webster Financial Corp	11,414
493,495		Wells Fargo & Co	12,401,528
3,075		Zions Bancorporation	65,682

		TOTAL BANKS	39,923,741

CAPITAL GOODS - 7.7%
95,882		3M Co	8,313,928
753		A.O. Smith Corp	43,591
416		Actuant Corp (Class A)	9,551
11,150	*	AGCO Corp	434,962
410	*	American Superconductor Corp	12,751
55,402		Ametek, Inc	2,646,554
1,565		Ampco-Pittsburgh Corp	38,843
241		Apogee Enterprises, Inc	2,205
286		Applied Industrial Technologies, Inc	8,752
8,717	*	Armstrong World Industries, Inc	361,843
12,937	*	ArvinMeritor, Inc	201,041
2,055	*	Astec Industries, Inc	58,629
216		AZZ, Inc	9,253
204		Badger Meter, Inc	8,258
4,311		Baldor Electric Co	174,164
21,670		Barnes Group, Inc	381,175
41,452	*	BE Aerospace, Inc	1,256,409
419	*	Beacon Roofing Supply, Inc	6,105
5,310		Briggs & Stratton Corp	100,943
92,584		Caterpillar, Inc	7,284,510
218		Clarcor, Inc	8,421
1,693	*	Columbus McKinnon Corp	28,087
5,484		Cooper Industries plc	268,332
44,704		Cummins, Inc	4,049,288
139,791		Danaher Corp	5,676,913
79,151		Deere & Co	5,523,157
1,980		Donaldson Co, Inc	93,317
5,921		Dover Corp	309,135
8,267		Dynamic Materials Corp	124,914
20,223		Eaton Corp	1,668,195
345	*	EMCOR Group, Inc	8,484
132,180		Emerson Electric Co	6,960,598
5,541	*	Energy Recovery, Inc	19,892
3,400		Fastenal Co	180,845
2,209		Federal Signal Corp	11,907
7,864		Fluor Corp	389,503
3,111	*	FuelCell Energy, Inc	3,827
400		Gardner Denver, Inc	21,472
267	*	General Cable Corp	7,241
8,963	*	Gibraltar Industries, Inc	80,488
12,653		Graco, Inc	401,480

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

10,460	*	GrafTech International Ltd	$163,490
245		Granite Construction, Inc	5,571
8,980		Hubbell, Inc (Class B)	455,735
258		IDEX Corp	9,162
121,432		Illinois Tool Works, Inc	5,709,733
13,342		Ingersoll-Rand plc	476,443
376	*	Insituform Technologies, Inc (Class A)	9,092
1,400		Insteel Industries, Inc	12,572
3,007		John Bean Technologies Corp	48,443
1,785	*	Layne Christensen Co	46,214
6,798	*	LB Foster Co (Class A)	196,734
2,400		Lincoln Electric Holdings, Inc	138,768
68,769		Masco Corp	757,146
149	*	Middleby Corp	9,445
179		MSC Industrial Direct Co (Class A)	9,673
24,123	*	NCI Building Systems, Inc	229,892
13,361		Nordson Corp	984,572
13,912	*	Owens Corning, Inc	356,565
48,973		Paccar, Inc	2,358,050
9,376		Pall Corp	390,417
7,548		Pentair, Inc	253,839
466	*	Perini Corp	9,362
419	*	Polypore International, Inc	12,637
4,513		Precision Castparts Corp	574,731
6,740		Quanex Building Products Corp	116,400
15,413	*	Quanta Services, Inc	294,080
397		Robbins & Myers, Inc	10,632
12,393		Rockwell Automation, Inc	765,020
7,395		Roper Industries, Inc	482,006
2,611	*	Rush Enterprises, Inc (Class A)	40,053
305	*	Sauer-Danfoss, Inc	6,493
259		Simpson Manufacturing Co, Inc	6,677
4,318		Snap-On, Inc	200,830
36,320	*	Spirit Aerosystems Holdings, Inc (Class A)	723,858
139		SPX Corp	8,796
332		TAL International Group, Inc	8,041
2,438	*	Tecumseh Products Co (Class A)	27,964
19,865		Tennant Co	613,829
11,297	*	Thomas & Betts Corp	463,403
293		Timken Co	11,239
13,730		Tredegar Corp	260,595
356	*	Trex Co, Inc	6,789
21,849		Tyco International Ltd	802,514
13,011	*	Valence Technology, Inc	14,963
1,000		Vicor Corp	14,610
23,088		W.W. Grainger, Inc	2,750,011
7,914	*	WABCO Holdings, Inc	331,913
145		Watsco, Inc	8,074
3,485	*	WESCO International, Inc	136,926
8,860		Westinghouse Air Brake Technologies Corp	423,419

		TOTAL CAPITAL GOODS	68,936,384

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
5,611	*	ACCO Brands Corp	$32,263
892		Administaff, Inc	24,022
1,151	*	ATC Technology Corp	28,476
33,078		Avery Dennison Corp	1,227,855
305		Brink’s Co	7,015
1,050		Corporate Executive Board Co	33,138
158	*	CoStar Group, Inc	7,696
2,857		Deluxe Corp	54,654
13,828		Dun & Bradstreet Corp	1,025,208
155	*	EnerNOC, Inc	4,869
2,803	*	FTI Consulting, Inc	97,236
1,540		Herman Miller, Inc	30,307
4,602		HNI Corp	132,354
11,431		Iron Mountain, Inc	255,369
590		Knoll, Inc	9,151
6,896		Manpower, Inc	359,971
42,800	*	Metalico, Inc	163,924
2,746	*	Navigant Consulting, Inc	31,936
7,278		Pitney Bowes, Inc	155,604
16,338		R.R. Donnelley & Sons Co	277,092
22,289		Robert Half International, Inc	579,514
13,835		Standard Register Co	40,398
8,770	*	Tetra Tech, Inc	183,907
1,350		Unifirst Corp	59,603
457		Viad Corp	8,838
9,102		Waste Management, Inc	325,305

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	5,155,705

CONSUMER DURABLES & APPAREL - 1.7%
536		American Greetings Corp (Class A)	9,964
5,420		Callaway Golf Co	37,940
2,455		Cherokee, Inc	44,779
32,808		Coach, Inc	1,409,432
198		Columbia Sportswear Co	11,571
570	*	Deckers Outdoor Corp	28,477
228	*	Fossil, Inc	12,264
15,541		Garmin Ltd	471,669
2,775	*	Harman International Industries, Inc	92,713
258		Hasbro, Inc	11,484
549	*	Iconix Brand Group, Inc	9,608
1,330		KB Home	15,069
20,033		Leggett & Platt, Inc	455,951
8,678	*	Liz Claiborne, Inc	52,762
6,560	*	M/I Homes, Inc	68,027
394	*	Maidenform Brands, Inc	11,367
102,911		Mattel, Inc	2,414,291
4,410	*	Movado Group, Inc	47,981
78,018		Nike, Inc (Class B)	6,252,363
4,874		Oxford Industries, Inc	115,904
5,965		Phillips-Van Heusen Corp	358,854
397		Pool Corp	7,968

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

71,408	*	Quiksilver, Inc	$279,205
300		Skyline Corp	6,078
216,465	*	Standard-Pacific Corp	859,366
1,739	*	Tempur-Pedic International, Inc	53,909
353	*	True Religion Apparel, Inc	7,533
4,017		Tupperware Corp	183,818
228	*	Under Armour, Inc (Class A)	10,269
8,447		VF Corp	684,376
193	*	Warnaco Group, Inc	9,868
2,309		Weyco Group, Inc	55,924
1,885		Whirlpool Corp	152,610

		TOTAL CONSUMER DURABLES & APPAREL	14,243,394

CONSUMER SERVICES - 2.3%
9,927	*	AFC Enterprises	123,095
339	*	BJ’s Restaurants, Inc	9,546
1,289		Bob Evans Farms, Inc	36,182
87	*	Capella Education Co	6,753
18,457		Choice Hotels International, Inc	672,942
237	*	Coinstar, Inc	10,189
20,916		Darden Restaurants, Inc	894,786
179		DeVry, Inc	8,809
13,105	*	Gaylord Entertainment Co	399,703
13,868		Hillenbrand, Inc	298,300
7,135	*	Interval Leisure Group, Inc	96,108
359	*	Jack in the Box, Inc	7,697
240	*	Life Time Fitness, Inc	9,473
7,730		Marcus Corp	91,601
56,907		Marriott International, Inc (Class A)	2,038,978
128,800		McDonald’s Corp	9,596,888
700	*	O’Charleys, Inc	5,033
105	*	Panera Bread Co (Class A)	9,304
258	*	Papa John’s International, Inc	6,806
185		PF Chang’s China Bistro, Inc	8,547
6,560		Regis Corp	125,492
1,197	*	Ruby Tuesday, Inc	14,208
5,658	*	Sonic Corp	45,717
357		Sotheby’s (Class A)	13,145
115,940		Starbucks Corp	2,965,745
24,755		Starwood Hotels & Resorts Worldwide, Inc	1,300,875
31	*	Steak N Shake Co	10,188
7,397		Stewart Enterprises, Inc (Class A)	39,870
38		Strayer Education, Inc	6,631
563	*	Texas Roadhouse, Inc (Class A)	7,916
190	*	Vail Resorts, Inc	7,129
1,105		Weight Watchers International, Inc	34,465
9,967		Wyndham Worldwide Corp	273,793
15,310		Yum! Brands, Inc	705,179

		TOTAL CONSUMER SERVICES	19,881,093

DIVERSIFIED FINANCIALS - 5.4%
157,658		American Express Co	6,626,366

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

21,839	*	AmeriCredit Corp	$534,182
20,861		Ameriprise Financial, Inc	987,351
214,109		Bank of New York Mellon Corp	5,594,667
16,636		BlackRock, Inc	2,832,279
75,557		Capital One Financial Corp	2,988,279
254,351		Charles Schwab Corp	3,535,479
10,072		CME Group, Inc	2,623,253
74,325		Discover Financial Services	1,239,741
9,792		Duff & Phelps Corp	131,898
6,188		Eaton Vance Corp	179,700
9,300		Evercore Partners, Inc (Class A)	266,073
9,256		Federated Investors, Inc (Class B)	210,667
48,211		Franklin Resources, Inc	5,153,755
114		Greenhill & Co, Inc	9,042
15,307	*	IntercontinentalExchange, Inc	1,602,949
82,968		Invesco Ltd	1,761,411
153	*	Investment Technology Group, Inc	2,176
696		Janus Capital Group, Inc	7,621
16,231		Legg Mason, Inc	491,962
87,853	*	MF Global Holdings Ltd	632,542
15,500	*	Nasdaq Stock Market, Inc	301,165
26,217	*	NewStar Financial, Inc	194,268
37,271		Northern Trust Corp	1,797,953
50,464		NYSE Euronext	1,441,756
1,600	*	PHH Corp	33,696
1,686	*	Safeguard Scientifics, Inc	21,126
17,809		SEI Investments Co	362,235
96,502		State Street Corp	3,634,265
50,665		T Rowe Price Group, Inc	2,536,543
580	*	Toronto Dominion Bank/ny	41,911
5,420	*	TradeStation Group, Inc	35,664

		TOTAL DIVERSIFIED FINANCIALS	47,811,975

ENERGY - 9.3%
109,504	*	Allis-Chalmers Energy, Inc	456,632
66,859		Apache Corp	6,536,136
9,881	*	Atlas America, Inc	282,992
44,634	*	ATP Oil & Gas Corp	609,254
866	*	Atwood Oceanics, Inc	26,370
8,754		Berry Petroleum Co (Class A)	277,764
15,700	*	BPZ Energy, Inc	60,131
541	*	Brigham Exploration Co	10,144
3,340	*	Bronco Drilling Co, Inc	13,327
21,568		Cabot Oil & Gas Corp	649,412
34,864	*	Cameron International Corp	1,497,756
4,340		CARBO Ceramics, Inc	351,540
1,108	*	Carrizo Oil & Gas, Inc	26,526
157,419		Chesapeake Energy Corp	3,565,540
20,201		Cimarex Energy Co	1,336,902
52,590	*	Clean Energy Fuels Corp	747,304
9,319	*	Complete Production Services, Inc	190,574
8,634	*	Contango Oil & Gas Co	433,081

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

49,244	*	Crosstex Energy, Inc	$389,028
1,310	*	Dawson Geophysical Co	34,912
88,695	*	Denbury Resources, Inc	1,409,364
92,697	*	Devon Energy Corp	6,001,204
42,552		Diamond Offshore Drilling, Inc	2,883,748
277	*	Dresser-Rand Group, Inc	10,219
2,790	*	Dril-Quip, Inc	173,287
164,118		El Paso Corp	2,031,781
52,288		EOG Resources, Inc	4,861,215
68,793		Equitable Resources, Inc	2,480,676
4,570		EXCO Resources, Inc	67,956
1,665	*	Exterran Holdings, Inc	37,812
18,173	*	FMC Technologies, Inc	1,241,034
29,912	*	Global Industries Ltd	163,619
2,553	*	GMX Resources, Inc	12,408
9,671	*	Goodrich Petroleum Corp	140,906
3,462		Gulf Island Fabrication, Inc	63,008
11,918	*	Gulfmark Offshore, Inc	366,121
1,140	*	Gulfport Energy Corp	15,778
38,130	*	Hercules Offshore, Inc	101,045
85,780		Hess Corp	5,071,314
29,989	*	Hornbeck Offshore Services, Inc	584,486
11,291	*	ION Geophysical Corp	58,036
829	*	Key Energy Services, Inc	7,884
2,564		Lufkin Industries, Inc	112,560
167,491		Marathon Oil Corp	5,543,952
376	*	Mariner Energy, Inc	9,110
2,100	*	Matrix Service Co	18,375
99,637		National Oilwell Varco, Inc	4,430,856
28,749	*	Newfield Exploration Co	1,651,343
23,666		Noble Corp	799,674
60,193		Noble Energy, Inc	4,519,892
2,860	*	Northern Oil And Gas, Inc	48,448
2,154	*	Oceaneering International, Inc	116,014
3,062	*	Oil States International, Inc	142,536
606	*	OYO Geospace Corp	35,075
21,861	*	Parker Drilling Co	95,095
48,863	*	PetroHawk Energy Corp	788,649
6,329	*	Petroleum Development Corp	174,680
11,473	*	Petroquest Energy, Inc	69,871
800	*	PHI, Inc	12,944
15,320	*	Pioneer Drilling Co	97,742
35,650		Pioneer Natural Resources Co	2,318,320
32,975	*	Pride International, Inc	970,454
56,121		Questar Market Resources, Inc	1,691,487
23,105	*	Quicksilver Resources, Inc	291,123
18,098		Range Resources Corp	690,077
191,290	*	Rentech, Inc	188,612
7,052	*	Rex Energy Corp	90,266
2,753	*	Rosetta Resources, Inc	64,668
2,430		RPC, Inc	51,419
79	*	SEACOR Holdings, Inc	6,728

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

45,528	*	Southwestern Energy Co	$1,522,456
227,697		Spectra Energy Corp	5,134,567
16,306		St. Mary Land & Exploration Co	610,823
8,467		Sunoco, Inc	309,046
12,383	*	Swift Energy Co	347,715
158		Tidewater, Inc	7,080
26,105	*	Ultra Petroleum Corp	1,095,888
8,293	*	Unit Corp	309,246
13,083	*	Venoco, Inc	256,819
13,542		W&T Offshore, Inc	143,545
44,137	*	Weatherford International Ltd	754,743
9,291	*	Whiting Petroleum Corp	887,383
131,902		Williams Cos, Inc	2,520,647

		TOTAL ENERGY	84,208,154

FOOD & STAPLES RETAILING - 2.8%
258		Casey’s General Stores, Inc	10,772
91,940		Costco Wholesale Corp	5,929,210
172,836		CVS Corp	5,439,149
315	*	Great Atlantic & Pacific Tea Co, Inc	1,247
68,025		Kroger Co	1,473,422
2,547		Nash Finch Co	108,349
278		Ruddick Corp	9,641
81,855		Safeway, Inc	1,732,052
2,716		Spartan Stores, Inc	39,382
164,702		Sysco Corp	4,697,301
151,107		Walgreen Co	5,062,085
11,791	*	Whole Foods Market, Inc	437,564

		TOTAL FOOD & STAPLES RETAILING	24,940,174

FOOD, BEVERAGE & TOBACCO - 4.1%
64,173		Campbell Soup Co	2,294,185
15,721		Coca-Cola Enterprises, Inc	487,351
14,960		ConAgra Foods, Inc	328,222
1,522	*	Dean Foods Co	15,540
555		Del Monte Foods Co	7,276
201		Diamond Foods, Inc	8,239
146,529		General Mills, Inc	5,354,170
67,755		H.J. Heinz Co	3,209,554
2,559	*	Hansen Natural Corp	119,301
1,778		Hormel Foods Corp	79,299
7,449		J.M. Smucker Co	450,888
85,461		Kellogg Co	4,316,635
220,647		Kraft Foods, Inc (Class A)	6,809,165
1,730		Lancaster Colony Corp	82,175
4,342		McCormick & Co, Inc	182,538
171,793		PepsiCo, Inc	11,413,927
221	*	Ralcorp Holdings, Inc	12,924
110,269		Sara Lee Corp	1,480,913
2,069		Tootsie Roll Industries, Inc	51,477
177	*	TreeHouse Foods, Inc	8,160

		TOTAL FOOD, BEVERAGE & TOBACCO	36,711,939

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
94,216		Aetna, Inc	$2,978,168
1,661	*	Amsurg Corp	29,034
377		Analogic Corp	16,920
119,819		Baxter International, Inc	5,716,564
12,272		Beckman Coulter, Inc	598,751
62,945		Becton Dickinson & Co	4,664,225
4,434	*	Catalyst Health Solutions, Inc	156,121
7,764	*	Centene Corp	183,153
1,790		Chemed Corp	101,976
1,680	*	Corvel Corp	71,316
22,701		Dentsply International, Inc	725,751
353	*	Gen-Probe, Inc	17,106
2,079	*	Greatbatch, Inc	48,212
1,033	*	Health Management Associates, Inc (Class A)	7,913
3,186	*	Healthways, Inc	37,085
3,284	*	Henry Schein, Inc	192,377
13,822		Hill-Rom Holdings, Inc	496,072
150	*	HMS Holdings Corp	8,841
5,676	*	Hospira, Inc	323,589
18,517	*	Humana, Inc	930,294
7,957	*	Idexx Laboratories, Inc	491,106
2,798	*	Intuitive Surgical, Inc	793,905
670		Invacare Corp	17,762
10,137	*	Inverness Medical Innovations, Inc	313,537
5,516	*	Kinetic Concepts, Inc	201,775
9,545	*	LifePoint Hospitals, Inc	334,648
9,730		McKesson Corp	601,119
343	*	MedAssets, Inc	7,217
19,745	*	Medco Health Solutions, Inc	1,027,925
188,345		Medtronic, Inc	6,324,625
5,068	*	Molina Healthcare, Inc	136,785
1,841	*	MWI Veterinary Supply, Inc	106,263
1,335		Owens & Minor, Inc	37,994
15,227		Patterson Cos, Inc	436,254
4,057	*	PharMerica Corp	38,663
29,439		Quest Diagnostics, Inc	1,485,786
4,526	*	Resmed, Inc	148,498
48,245	*	St. Jude Medical, Inc	1,897,958
8,120		STERIS Corp	269,746
98,909	*	WellPoint, Inc	5,602,205
37,405	*	Zimmer Holdings, Inc	1,957,404

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	39,534,643

HOUSEHOLD & PERSONAL PRODUCTS - 3.3%
1,164		Alberto-Culver Co	43,825
51,162		Avon Products, Inc	1,642,812
1,380		Church & Dwight Co, Inc	89,617
13,370		Clorox Co	892,581
55,850		Colgate-Palmolive Co	4,292,631
7,540		Estee Lauder Cos (Class A)	476,754

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

80,128		Kimberly-Clark Corp	$5,212,326
319		Nu Skin Enterprises, Inc (Class A)	9,187
264,546		Procter & Gamble Co	15,864,824
3,191	*	USANA Health Sciences, Inc	128,789

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	28,653,346

INSURANCE - 3.9%
107,092		Aflac, Inc	5,537,727
134	*	Alleghany Corp	40,606
873		American Equity Investment Life Holding Co	8,940
1,407		American Physicians Capital, Inc	58,334
4,034	*	Arch Capital Group Ltd	338,049
297		Arthur J. Gallagher & Co	7,832
24,344		Aspen Insurance Holdings Ltd	737,136
19,214		Assurant, Inc	782,010
3,638		Axis Capital Holdings Ltd	119,836
91,593		Chubb Corp	5,219,885
80,888		Cincinnati Financial Corp	2,333,619
25,878	*	Crawford & Co (Class B)	62,884
476		Employers Holdings, Inc	7,507
9,240		Endurance Specialty Holdings Ltd	367,752
5,595		Erie Indemnity Co (Class A)	313,656
854		Everest Re Group Ltd	73,845
98,991	*	Genworth Financial, Inc (Class A)	1,209,670
4,469		Hanover Insurance Group, Inc	210,043
237		Harleysville Group, Inc	7,771
77,707		Lincoln National Corp	1,858,751
994	*	Markel Corp	342,522
22,350		Montpelier Re Holdings Ltd	387,102
11,873	*	National Financial Partners Corp	150,431
139	*	Navigators Group, Inc	6,204
1,464		PartnerRe Ltd	117,384
63,108	*	Phoenix Cos, Inc	132,527
10,255		Platinum Underwriters Holdings Ltd	446,298
65,206		Principal Financial Group	1,690,140
139	*	ProAssurance Corp	8,005
172,567		Progressive Corp	3,601,473
7,015		Protective Life Corp	152,646
139		RLI Corp	7,870
179		Safety Insurance Group, Inc	7,522
476		Selective Insurance Group, Inc	7,754
941		Stancorp Financial Group, Inc	35,758
110,632		Travelers Cos, Inc	5,763,926
54,915		UnumProvident Corp	1,216,367
23,878		W.R. Berkley Corp	646,377
19		Wesco Financial Corp	6,805
39,754		XL Capital Ltd	861,072

		TOTAL INSURANCE	34,884,036

MATERIALS - 4.9%
64,847		Air Products & Chemicals, Inc	5,370,629
1,284		Airgas, Inc	87,248

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

225,214		Alcoa, Inc	$2,727,342
12,100		Allegheny Technologies, Inc	562,045
2,364	*	Allied Nevada Gold Corp	62,646
25,173		AMCOL International Corp	659,281
4,281		Aptargroup, Inc	195,513
278		Arch Chemicals, Inc	9,755
3,731		Ball Corp	219,569
17,359		Bemis Co	551,148
10,051		Buckeye Technologies, Inc	147,850
5,416	*	Calgon Carbon Corp	78,532
9,565	*	Castle (A.M.) & Co	126,736
413	*	Clearwater Paper Corp	31,421
22,328		Cleveland-Cliffs, Inc	1,427,206
7,664	*	Coeur d’Alene Mines Corp	152,667
21,983		Commercial Metals Co	318,534
2,065		Compass Minerals International, Inc	158,220
2,331		Domtar Corporation	150,536
179		Eastman Chemical Co	13,246
74,525		Ecolab, Inc	3,781,399
12,550	*	General Moly, Inc	45,933
3,990		Glatfelter	48,518
16,114		H.B. Fuller Co	320,185
5,740	*	Horsehead Holding Corp	56,654
3,814		Innophos Holdings, Inc	126,243
198		International Flavors & Fragrances, Inc	9,607
55,514		International Paper Co	1,207,431
26,366	*	Louisiana-Pacific Corp	199,591
12,688		Lubrizol Corp	1,344,547
48,796		MeadWestvaco Corp	1,189,646
4,889		Minerals Technologies, Inc	288,060
9,260		Nalco Holding Co	233,445
82,167		Nucor Corp	3,138,779
5,710		Olympic Steel, Inc	131,273
6,890	*	Owens-Illinois, Inc	193,333
275	*	Pactiv Corp	9,070
65,485		Praxair, Inc	5,910,676
274		Quaker Chemical Corp	8,921
25,233		Reliance Steel & Aluminum Co	1,047,926
3,349		Rock-Tenn Co (Class A)	166,814
30,435		Royal Gold, Inc	1,516,880
10,415		Sealed Air Corp	234,129
6,484		Sensient Technologies Corp	197,697
40,285		Sigma-Aldrich Corp	2,432,408
21,564		Sonoco Products Co	721,101
1,937	*	Spartech Corp	15,903
33,580		Steel Dynamics, Inc	473,814
8,818	*	Stillwater Mining Co	148,495
13,020		Temple-Inland, Inc	242,953
13,543	*	Titanium Metals Corp	270,318
74,505		United States Steel Corp	3,266,299
4,179	*	US Gold Corp	20,770
9,026		Valspar Corp	287,478

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

23,832		Vulcan Materials Co	$879,877
1,674	*	Wausau Paper Corp	13,877
51,660		Worthington Industries, Inc	776,450
1,396	*	Zoltek Cos, Inc	13,569

		TOTAL MATERIALS	44,020,193

MEDIA - 2.9%
274		Arbitron, Inc	7,664
563		Cinemark Holdings, Inc	9,064
19,455	*	Discovery Communications, Inc (Class A)	847,265
11,068	*	Discovery Communications, Inc (Class C)	422,687
9,572	*	DreamWorks Animation SKG, Inc (Class A)	305,443
5,670	*	Entercom Communications Corp (Class A)	44,566
60,104	*	Entravision Communications Corp (Class A)	119,607
15,617	*	EW Scripps Co (Class A)	123,062
3,400	*	Fisher Communications, Inc	59,262
6,837		Harte-Hanks, Inc	79,788
2,205		John Wiley & Sons, Inc (Class A)	90,096
42,077	*	Journal Communications, Inc (Class A)	189,767
6,848	*	Lamar Advertising Co (Class A)	217,903
55,211	*	Liberty Global, Inc (Class A)	1,701,051
48,676	*	Lin TV Corp (Class A)	216,121
41,711	*	McClatchy Co (Class A)	163,924
16,032	*	Mediacom Communications Corp (Class A)	105,972
7,008		Meredith Corp	233,436
38,812	*	New York Times Co (Class A)	300,405
86,271		Omnicom Group, Inc	3,405,979
23,536		Scripps Networks Interactive (Class A)	1,119,843
497,068	*	Sirius XM Radio, Inc	596,482
78,226		Time Warner Cable, Inc	4,223,422
237	*	Valassis Communications, Inc	8,032
62,440		Virgin Media, Inc	1,437,369
249,614		Walt Disney Co	8,264,720
3,657		Washington Post Co (Class B)	1,460,642

		TOTAL MEDIA	25,753,572

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.7%
92,968		Abbott Laboratories	4,856,648
14	*	Accelrys, Inc	97
1,715	*	Affymetrix, Inc	7,820
12,290	*	Akorn, Inc	49,652
6,477	*	Alexion Pharmaceuticals, Inc	416,860
2,038	*	Alkermes, Inc	29,857
48,867		Allergan, Inc	3,251,122
138,220	*	Amgen, Inc	7,617,303
3,523	*	Amylin Pharmaceuticals, Inc	73,455
1,775	*	Arena Pharmaceuticals, Inc	2,787
10,340	*	Ariad Pharmaceuticals, Inc	39,499
2,400	*	Auxilium Pharmaceuticals, Inc	59,472
46,514	*	Biogen Idec, Inc	2,610,366
8,002	*	BioMimetic Therapeutics, Inc	91,223
262,854		Bristol-Myers Squibb Co	7,125,972

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

3,850	*	Bruker BioSciences Corp	$54,016
4,094	*	Celera Corp	27,594
9,136	*	Cepheid, Inc	170,935
3,345	*	Cypress Bioscience, Inc	12,878
13,923	*	Dendreon Corp	573,349
50,126	*	Durect Corp	127,320
15,035	*	Endo Pharmaceuticals Holdings, Inc	499,763
45,112	*	Genzyme Corp	3,193,478
3,741	*	Geron Corp	20,688
157,840	*	Gilead Sciences, Inc	5,620,681
20,618	*	Incyte Corp	329,682
8,839	*	Isis Pharmaceuticals, Inc	74,248
259,237		Johnson & Johnson	16,062,325
10,029	*	Life Technologies Corp	468,254
400	*	Maxygen, Inc	2,316
311,311		Merck & Co, Inc	11,459,358
47,059	*	Nektar Therapeutics	695,061
12,308	*	Neurocrine Biosciences, Inc	74,586
10,130	*	Orexigen Therapeutics, Inc	60,071
4,646		PDL BioPharma, Inc	24,438
4,438	*	Pharmasset, Inc	130,921
11,815	*	Pozen, Inc	83,650
3,084	*	Progenics Pharmaceuticals, Inc	15,574
3,875	*	Regeneron Pharmaceuticals, Inc	106,175
14,312	*	Salix Pharmaceuticals Ltd	568,473
3,623	*	Savient Pharmaceuticals, Inc	82,858
11,390	*	SIGA Technologies, Inc	96,359
8,040	*	Synta Pharmaceuticals Corp	32,080
1,787		Techne Corp	110,312
40,335	*	Thermo Electron Corp	1,931,240
2,460	*	United Therapeutics Corp	137,785
15,376	*	Vivus, Inc	102,865
12,407	*	Waters Corp	878,167

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	70,059,633

REAL ESTATE - 1.9%
337		Acadia Realty Trust	6,403
7,358		AMB Property Corp	194,766
297		American Campus Communities, Inc	9,041
113,047		Annaly Mortgage Management, Inc	1,989,627
22,830		Anworth Mortgage Asset Corp	162,778
79,508	*	Ashford Hospitality Trust, Inc	719,547
121	*	Avatar Holdings, Inc	2,309
17,183		Boston Properties, Inc	1,428,251
201		BRE Properties, Inc (Class A)	8,342
11,776		Capstead Mortgage Corp	128,005
25,934	*	CB Richard Ellis Group, Inc (Class A)	474,073
5,090		CBL & Associates Properties, Inc	66,475
3,150		Cedar Shopping Centers, Inc	19,152
4,899		Digital Realty Trust, Inc	302,268
551		Douglas Emmett, Inc	9,648
34,367		Duke Realty Corp	398,314

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

515		Equity One, Inc	$8,693
2,191		Federal Realty Investment Trust	178,917
31,297	*	FelCor Lodging Trust, Inc	143,966
53,739	*	First Industrial Realty Trust, Inc	272,457
1,693	*	Forest City Enterprises, Inc (Class A)	21,721
5,106	*	Forestar Real Estate Group, Inc	87,057
9,360		Glimcher Realty Trust	57,564
17,351		HCP, Inc	624,289
12,988		Health Care REIT, Inc	614,852
54,570		Hersha Hospitality Trust	282,673
863		Highwoods Properties, Inc	28,022
110,814		Host Marriott Corp	1,604,587
4,389		HRPT Properties Trust	112,358
104,825	*	iStar Financial, Inc	320,765
428		Jones Lang LaSalle, Inc	36,924
266		Kilroy Realty Corp	8,815
51,873		Kimco Realty Corp	817,000
373		LaSalle Hotel Properties	8,724
2,659		Lexington Corporate Properties Trust	19,038
8,866		Liberty Property Trust	282,825
720		LTC Properties, Inc	18,374
7,258		Macerich Co	311,731
873		Medical Properties Trust, Inc	8,852
4,785		MFA Mortgage Investments, Inc	36,510
2,920		Mid-America Apartment Communities, Inc	170,178
71,267		NorthStar Realty Finance Corp	266,539
1,000		Post Properties, Inc	27,920
100,003		Prologis	1,178,035
115,036	*	RAIT Investment Trust	189,809
2,250		Regency Centers Corp	88,808
890	*	Sunstone Hotel Investors, Inc	8,072
202		Tanger Factory Outlet Centers, Inc	9,522
210		Taubman Centers, Inc	9,368
5,012		UDR, Inc	105,853
1,020		Urstadt Biddle Properties, Inc (Class A)	18,442
1,050		U-Store-It Trust	8,768
7,180		Ventas, Inc	370,273
23,699		Vornado Realty Trust	2,026,976
297		Washington Real Estate Investment Trust	9,424
17,781		Weingarten Realty Investors	387,981

		TOTAL REAL ESTATE	16,701,681

RETAILING - 5.1%
9,904	*	1-800-FLOWERS.COM, Inc (Class A)	18,719
312		Aaron Rents, Inc	5,756
533		Advance Auto Parts	31,276
16,725		American Eagle Outfitters, Inc	250,206
2,243	*	AnnTaylor Stores Corp	45,398
8,458	*	Autozone, Inc	1,936,121
31,556	*	Bed Bath & Beyond, Inc	1,369,846
55,130		Best Buy Co, Inc	2,250,958
69,408	*	Borders Group, Inc	82,596

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

10,004	*	Carmax, Inc	$278,711
1,450		Cato Corp (Class A)	38,802
1,936	*	Charming Shoppes, Inc	6,815
9,289		Chico’s FAS, Inc	97,720
658	*	Coldwater Creek, Inc	3,468
3,832	*	Conn’s, Inc	17,819
600	*	Dress Barn, Inc	14,250
9,776		Foot Locker, Inc	142,045
6,192	*	GameStop Corp (Class A)	122,044
92,191		Gap, Inc	1,718,440
56,754		Genuine Parts Co	2,530,661
23,173	*	Hibbett Sports, Inc	578,166
241,097		Home Depot, Inc	7,637,954
8,884		Hot Topic, Inc	53,215
7,274	*	HSN, Inc	217,493
25,974		JC Penney Co, Inc	705,973
55,667	*	Kohl’s Corp	2,932,538
83,595	*	Liberty Media Holding Corp (Interactive A)	1,146,086
49,148		Limited Brands, Inc	1,316,183
495	*	LKQ Corp	10,296
223,783		Lowe’s Cos, Inc	4,988,124
18,330		Macy’s, Inc	423,240
300		Men’s Wearhouse, Inc	7,137
216		Monro Muffler, Inc	9,960
20,012		Nordstrom, Inc	744,446
15,969	*	Office Depot, Inc	73,457
14,576	*	Orbitz Worldwide, Inc	91,829
158	*	O’Reilly Automotive, Inc	8,406
1,840	*	Overstock.com, Inc	28,925
6,110		Petsmart, Inc	213,850
1,869	*	Pier 1 Imports, Inc	15,307
5,787		RadioShack Corp	123,437
2,081	*	Retail Ventures, Inc	22,392
1,038	*	Sally Beauty Holdings, Inc	11,626
1,873		Stage Stores, Inc	24,349
106,112		Staples, Inc	2,219,863
2,017	*	Stein Mart, Inc	17,810
123,794		Target Corp	6,615,551
7,681		Tiffany & Co	360,930
77,365		TJX Companies, Inc	3,452,800
240		Tractor Supply Co	9,518
361	*	Ulta Salon Cosmetics & Fragrance, Inc	10,541
2,185		Williams-Sonoma, Inc	69,265

		TOTAL RETAILING	45,102,318

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
7,380	*	Advanced Energy Industries, Inc	96,383
144,442	*	Advanced Micro Devices, Inc	1,026,983
2,880	*	Anadigics, Inc	17,539
252,083		Applied Materials, Inc	2,944,329
1,470	*	Cabot Microelectronics Corp	47,305
9,313	*	Cree, Inc	505,603

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

27,027	*	Energy Conversion Devices, Inc	$135,676
3,442	*	Entegris, Inc	16,074
15,344	*	Evergreen Solar, Inc	11,263
589,775		Intel Corp	11,341,372
64,630	*	LSI Logic Corp	294,713
8,830	*	LTX-Credence Corp	18,455
761		Micrel, Inc	7,503
58,364	*	ON Semiconductor Corp	420,804
3,910	*	Photronics, Inc	20,684
258		Power Integrations, Inc	8,202
11,334	*	RF Micro Devices, Inc	69,591
4,222	*	Sigma Designs, Inc	48,511
13,357	*	Skyworks Solutions, Inc	276,223
43,894	*	Sunpower Corp (Class A)	632,074
10,839	*	Sunpower Corp (Class B)	150,229
846	*	Teradyne, Inc	9,424
240,022		Texas Instruments, Inc	6,514,196
2,380	*	Ultratech, Inc	40,698
22,438		Xilinx, Inc	597,075

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	25,250,909

SOFTWARE & SERVICES - 8.2%
121,493		Accenture plc	5,162,237
75,131	*	Adobe Systems, Inc	1,964,675
164	*	Advent Software, Inc	8,559
12,439	*	Akamai Technologies, Inc	624,189
914	*	Ansys, Inc	38,617
484	*	Ariba, Inc	9,148
40,790	*	Art Technology Group, Inc	168,463
27,685	*	Autodesk, Inc	885,089
1,800	*	Blackboard, Inc	64,872
20,440		Broadridge Financial Solutions, Inc	467,463
8,757		CA, Inc	184,948
4,688	*	Ciber, Inc	14,111
19,005	*	Compuware Corp	162,113
717	*	Convergys Corp	7,493
2,418	*	CSG Systems International, Inc	44,080
8,976	*	Deltek, Inc	71,898
1,930		Diamond Management & Technology Consultants, Inc	24,125
8,623	*	DivX, Inc	82,177
13,758		DST Systems, Inc	616,909
19,384		Earthlink, Inc	176,201
115,013	*	eBay, Inc	2,806,317
4,930	*	Ebix, Inc	115,609
4,733	*	Equinix, Inc	484,423
114		Factset Research Systems, Inc	9,249
6,230	*	FalconStor Software, Inc	19,064
446	*	Gartner, Inc	13,130
179		Global Payments, Inc	7,677
24,453	*	Google, Inc (Class A)	12,857,142
13,764	*	Hewitt Associates, Inc (Class A)	694,118
1,420		iGate Corp	25,759

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

14,644	*	Informatica Corp	$562,476
5,595	*	Internap Network Services Corp	27,471
121,704		International Business Machines Corp	16,325,374
6,867	*	Intuit, Inc	300,843
11,654		Jack Henry & Associates, Inc	297,177
359	*	JDA Software Group, Inc	9,104
18,136	*	Lawson Software, Inc	153,612
4,498	*	Liquidity Services, Inc	72,013
6,347		Marchex, Inc (Class B)	34,591
9,217	*	Mentor Graphics Corp	97,424
240	*	Micros Systems, Inc	10,159
671,639		Microsoft Corp	16,448,438
119	*	MicroStrategy, Inc (Class A)	10,307
5,413	*	ModusLink Global Solutions, Inc	34,373
2,845	*	NeuStar, Inc (Class A)	70,727
22,052		NIC, Inc	182,811
56,799	*	Novell, Inc	339,090
51,642		Oracle Corp	1,386,588
3,210		Pegasystems, Inc	99,671
297	*	Progress Software Corp	9,831
13,322	*	RealNetworks, Inc	43,430
11,269	*	S1 Corp	58,711
16,840	*	Salesforce.com, Inc	1,882,711
16,509		Sapient Corp	197,613
8,703	*	Smith Micro Software, Inc	86,508
143,747	*	Symantec Corp	2,180,641
3,047	*	Synchronoss Technologies, Inc	54,267
337		Syntel, Inc	14,997
10,850	*	Terremark Worldwide, Inc	112,189
25,055	*	TIBCO Software, Inc	444,476
12,283	*	TNS, Inc	208,197
40,654		Total System Services, Inc	619,567
4,559	*	Tyler Technologies, Inc	91,909
3,040	*	Ultimate Software Group, Inc	117,466
470	*	Unisys Corp	13,113
5,036		United Online, Inc	28,806
5,055	*	Vasco Data Security International	32,858
4,618	*	Wright Express Corp	164,909
149,907	*	Yahoo!, Inc	2,124,182

		TOTAL SOFTWARE & SERVICES	72,758,485

TECHNOLOGY HARDWARE & EQUIPMENT - 5.1%
57,906	*	Agilent Technologies, Inc	1,932,323
25,354	*	Agilysys, Inc	164,801
381	*	Anixter International, Inc	20,570
1,457	*	Avid Technology, Inc	19,101
8,317	*	Avnet, Inc	224,642
3,544	*	Benchmark Electronics, Inc	58,122
6,080	*	Blue Coat Systems, Inc	146,285
656	*	Bookham, Inc	10,503
582,175	*	Cisco Systems, Inc	12,749,633
13,330	*	Cogent, Inc	141,831

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

600		Cognex Corp	$16,092
2,642	*	Comverge, Inc	20,766
25,575	*	Cray, Inc	168,795
1,600		CTS Corp	15,392
1,145		Daktronics, Inc	11,244
312,740	*	Dell, Inc	4,053,110
440	*	DG FastChannel, Inc	9,570
1,190	*	DTS, Inc	45,422
88,836	*	EMC Corp	1,804,259
14,911	*	Finisar Corp	280,178
13,812	*	Harmonic, Inc	95,027
258,250		Hewlett-Packard Co	10,864,577
1,209	*	Infinera Corp	14,109
4,407	*	InterDigital, Inc	130,491
1,629	*	Intermec, Inc	19,972
3,282	*	Intevac, Inc	32,853
350	*	Itron, Inc	21,431
3,346	*	Ixia	41,490
8,614	*	Lexmark International, Inc (Class A)	384,357
212	*	Littelfuse, Inc	9,264
12,190	*	Loral Space & Communications, Inc	636,318
436		Molex, Inc	9,125
423,689	*	Motorola, Inc	3,614,067
278		National Instruments Corp	9,079
31,057	*	NetApp, Inc	1,546,328
378	*	Netgear, Inc	10,210
12,666	*	Oplink Communications, Inc	251,293
8,062		Plantronics, Inc	272,334
281	*	Plexus Corp	8,247
11,365	*	Polycom, Inc	310,037
4,808	*	Power-One, Inc	43,705
29,726	*	Powerwave Technologies, Inc	54,101
13,640	*	QLogic Corp	240,610
146,095	*	Quantum Corp	309,721
17,622	*	Radisys Corp	165,999
610	*	Rofin-Sinar Technologies, Inc	15,482
72,485	*	Seagate Technology, Inc	853,873
10,806	*	STEC, Inc	134,535
1,597		Sycamore Networks, Inc	51,759
23,453	*	Symmetricom, Inc	134,151
3,470	*	Synaptics, Inc	97,646
533	*	Tech Data Corp	21,480
7,020	*	Tekelec	90,979
40,740		Tellabs, Inc	303,513
7,689	*	Trimble Navigation Ltd	269,423
2,358	*	TTM Technologies, Inc	23,085
455	*	Universal Display Corp	10,693
183,230		Xerox Corp	1,896,431

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	44,890,434

TELECOMMUNICATION SERVICES - 1.8%
23,276		Alaska Communications Systems Group, Inc	236,251

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

14,323	*	American Tower Corp (Class A)	$734,197
59,907		CenturyTel, Inc	2,363,930
7,812	*	Crown Castle International Corp	344,900
318,657		Frontier Communications Corp	2,603,428
52,425	*	MetroPCS Communications, Inc	548,366
21,226	*	NII Holdings, Inc (Class B)	872,389
385,004		Qwest Communications International, Inc	2,413,975
2,480	*	SBA Communications Corp (Class A)	99,944
660,377	*	Sprint Nextel Corp	3,057,545
11,185	*	Syniverse Holdings, Inc	253,564
938		Telephone & Data Systems, Inc	30,766
12,096	*	tw telecom inc (Class A)	224,623
485	*	US Cellular Corp	22,295
130,655		Windstream Corp	1,605,750

		TOTAL TELECOMMUNICATION SERVICES	15,411,923

TRANSPORTATION - 3.1%
87,406	*	Airtran Holdings, Inc	642,434
2,737		Alexander & Baldwin, Inc	95,357
158		Allegiant Travel Co	6,687
5,222		CH Robinson Worldwide, Inc	365,122
15,248	*	Continental Airlines, Inc (Class B)	378,760
83,387		CSX Corp	4,612,969
78,503	*	Delta Air Lines, Inc	913,775
4,680	*	Dollar Thrifty Automotive Group, Inc	234,655
5,188		Expeditors International Washington, Inc	239,841
63,882		FedEx Corp	5,461,911
931	*	Genesee & Wyoming, Inc (Class A)	40,396
436		Heartland Express, Inc	6,483
12,509	*	Hertz Global Holdings, Inc	132,470
5,864		Horizon Lines, Inc (Class A)	24,629
409	*	Hub Group, Inc (Class A)	11,967
218		J.B. Hunt Transport Services, Inc	7,565
12,597	*	Kansas City Southern Industries, Inc	471,254
218	*	Kirby Corp	8,733
87,604		Norfolk Southern Corp	5,213,314
1,949		Ryder System, Inc	83,359
6,690		Skywest, Inc	93,392
130,308		Southwest Airlines Co	1,703,126
107,557		United Parcel Service, Inc (Class B)	7,172,977
318		Werner Enterprises, Inc	6,516

		TOTAL TRANSPORTATION	27,927,692

UTILITIES - 4.7%
30,350		AGL Resources, Inc	1,164,226
29,167		Alliant Energy Corp	1,060,220
25,272		Aqua America, Inc	515,549
28,719		Atmos Energy Corp	840,031
63,204		Avista Corp	1,319,700
400		California Water Service Group	14,780
31,005	*	Calpine Corp	386,012
55,466		Centerpoint Energy, Inc	871,926

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

5,970	Central Vermont Public Service Corp	$120,415
4,446	CH Energy Group, Inc	196,335
77,503	Cleco Corp	2,295,639
87,752	Consolidated Edison, Inc	4,231,400
4,764	DTE Energy Co	218,811
74,881	FPL Group, Inc	4,072,778
75,873	Hawaiian Electric Industries, Inc	1,710,177
63,588	Idacorp, Inc	2,284,081
2,091	ITC Holdings Corp	130,165
5,573	Laclede Group, Inc	191,823
357	MDU Resources Group, Inc	7,122
12,624	MGE Energy, Inc	499,784
4,919	New Jersey Resources Corp	192,923
19,931	Nicor, Inc	913,238
131,755	NiSource, Inc	2,292,537
37,926	Northeast Utilities	1,121,472
4,667	Northwest Natural Gas Co	221,449
26,751	NSTAR	1,052,652
86,354	NV Energy, Inc	1,135,555
148,904	Pepco Holdings, Inc	2,769,614
37,852	PG&E Corp	1,719,238
33,576	Piedmont Natural Gas Co, Inc	973,704
75,635	PPL Corp	2,059,541
53,207	Questar Corp	932,719
37,093	Sempra Energy	1,995,603
5,698	SJW Corp	140,342
15,507	South Jersey Industries, Inc	767,131
4,683	Southwest Gas Corp	157,302
11,974	UGI Corp	342,576
4,960	UIL Holdings Corp	139,674
14,518	WGL Holdings, Inc	548,490
3,587	Wisconsin Energy Corp	207,329
10,450	Xcel Energy, Inc	240,037

	TOTAL UTILITIES	42,054,100

	TOTAL COMMON STOCKS (Cost $868,252,960)	887,548,363

PRINCIPAL		ISSUER	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.3%
GOVERNMENT AGENCY DEBT - 0.3%
$3,000,000		Federal Home Loan Bank	10/01/10	3,000,000

				3,000,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,000,000)		3,000,000

		TOTAL INVESTMENTS - 99.8% (Cost $871,252,960)		890,548,363
		OTHER ASSETS & LIABILITIES, NET - 0.2%		2,055,824

		NET ASSETS - 100.0%		$892,604,187

		Abbreviation(s):
		REIT - Real Estate Investment Trust

	*	Non-income producing.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the

TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Growth & Income Fund, International Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, Managed Allocation Fund, Bond Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund, and Money Market Fund (constituting the TIAA-CREF Funds, hereafter referred to as the "Funds") as of September 30, 2010, and for the year then ended and have issued our unqualified report thereon dated November 22, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Funds' schedule of investments in securities (the Schedules) as of September 30, 2010 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Funds' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 22, 2010

TIAA-CREF FUNDS – Real Estate Securities Fund

TIAA-CREF FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.5%

ASSET MANAGEMENT & CUSTODY BANKS - 0.8%
50,000		iShares Cohen & Steers Realty Majors Index Fund	$3,097,500
50,000		iShares Dow Jones US Real Estate Index Fund	2,644,000

		TOTAL ASSET MANAGEMENT & CUSTODY BANKS	5,741,500

DIVERSIFIED REITS - 4.9%
390,000		Vornado Realty Trust	33,356,700

		TOTAL DIVERSIFIED REITS	33,356,700

HOTELS, RESORTS & CRUISE LINES - 3.1%
1,200,000	*	Orient-Express Hotels Ltd (Class A)	13,380,000
140,000		Starwood Hotels & Resorts Worldwide, Inc	7,357,000

		TOTAL HOTELS, RESORTS & CRUISE LINES	20,737,000

INDUSTRIAL REITS - 5.6%
370,000		AMB Property Corp	9,793,900
195,000		EastGroup Properties, Inc	7,289,100
600,000	*	First Industrial Realty Trust, Inc	3,042,000
1,600,000		Prologis	18,848,000

		TOTAL INDUSTRIAL REITS	38,973,000

MORTGAGE REITS - 0.7%
280,000		Annaly Mortgage Management, Inc	4,928,000

		TOTAL MORTGAGE REITS	4,928,000

OFFICE REITS - 13.1%
172,000		Alexandria Real Estate Equities, Inc	12,040,000
263,000		BioMed Realty Trust, Inc	4,712,960
425,000		Boston Properties, Inc	35,326,000
150,000		Corporate Office Properties Trust	5,596,500
196,000		Digital Realty Trust, Inc	12,093,200
350,000		Mission West Properties, Inc	2,373,000
280,000		SL Green Realty Corp	17,732,400

		TOTAL OFFICE REITS	89,874,060

OTHER DIVERSIFIED FINANCIAL SERVICES - 0.0%
211,200	*,f,g,m	People’s Choice Financial Corp	0

		TOTAL OTHER DIVERSIFIED FINANCIAL SERVICES	0

REAL ESTATE DEVELOPMENT - 0.6%
250,000	*	Forestar Real Estate Group, Inc	4,262,500

		TOTAL REAL ESTATE DEVELOPMENT	4,262,500

1

TIAA-CREF FUNDS – Real Estate Securities Fund

SHARES		COMPANY	VALUE

REAL ESTATE OPERATING COMPANIES - 2.1%
3,850,000	a	Thomas Properties Group, Inc	$13,744,500

		TOTAL REAL ESTATE OPERATING COMPANIES	13,744,500

REAL ESTATE SERVICES - 0.9%
200,000	*	CB Richard Ellis Group, Inc (Class A)	3,656,000
50,000		Vanguard REIT ETF	2,604,000

		TOTAL REAL ESTATE SERVICES	6,260,000

RESIDENTIAL REITS - 17.4%
445,000		American Campus Communities, Inc	13,545,800
136,668		Associated Estates Realty Corp	1,910,619
220,000		AvalonBay Communities, Inc	22,864,600
300,000		Camden Property Trust	14,391,000
690,000		Equity Residential	32,823,300
170,000		Essex Property Trust, Inc	18,604,800
600,000		UDR, Inc	12,672,000

		TOTAL RESIDENTIAL REITS	116,812,119

RETAIL REITS - 22.3%
1,500,000		Developers Diversified Realty Corp	16,830,000
180,000		Federal Realty Investment Trust	14,698,800
400,000		Glimcher Realty Trust	2,460,000
700,000		Kimco Realty Corp	11,025,000
380,000		Macerich Co	16,321,000
240,000		Realty Income Corp	8,092,800
320,000		Regency Centers Corp	12,630,400
750,000		Simon Property Group, Inc	69,555,000

		TOTAL RETAIL REITS	151,613,000

SPECIALIZED REITS - 27.0%
390,000		Entertainment Properties Trust	16,840,200
190,000		Extra Space Storage, Inc	3,047,600
450,000	*	FelCor Lodging Trust, Inc	2,070,000
570,000		HCP, Inc	20,508,600
375,000		Health Care REIT, Inc	17,752,500
600,000		Hersha Hospitality Trust	3,108,000
1,750,000		Host Marriott Corp	25,340,000
430,000		Nationwide Health Properties, Inc	16,628,100
200,000		Plum Creek Timber Co, Inc	7,060,000
420,000		Public Storage, Inc	40,756,800
100,000		Sovran Self Storage, Inc	3,790,000
430,000	*	Sunstone Hotel Investors, Inc	3,900,100
650,000		U-Store-It Trust	5,427,500
350,000		Ventas, Inc	18,049,500

		TOTAL SPECIALIZED REITS	184,278,900

		TOTAL COMMON STOCKS	670,581,279
		(Cost $678,641,969)

2

TIAA-CREF FUNDS – Real Estate Securities Fund

SHARES		COMPANY	VALUE

PREFERRED STOCK - 0.9%

OFFICE REITS - 0.5%
120,000	*	SL Green Realty Corp	$3,006,000

		TOTAL OFFICE REITS	3,006,000

RETAIL REITS - 0.4%
124,000	*	CBL & Associates Properties, Inc	2,956,160

		TOTAL RETAIL REITS	2,956,160

		TOTAL PREFERRED STOCK	5,962,160
		(Cost $5,333,131)

		TOTAL INVESTMENTS - 99.4%	676,543,439
		(Cost $683,975,100)
		OTHER ASSETS & LIABILITIES, NET - 0.6%	3,918,631

		NET ASSETS - 100.0%	$680,462,070

Abbreviation(s):
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
f	Restricted security.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 9/30/2010, the value of these securities amounted to $0 or 0.00% of net assets.

m	Indicates a security that has been deemed illiquid.

3

TIAA-CREF FUNDS – Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 98.5%

CORPORATE BONDS - 31.3%

AUTOMOBILES & COMPONENTS - 0.1%
$525,000		Harsco Corp	5.130%	09/15/13	$576,723
935,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	965,635

		TOTAL AUTOMOBILES & COMPONENTS			1,542,358

BANKS - 6.4%
1,310,000	g	Banco Bradesco S.A.	5.900	01/16/21	1,329,650
960,000	g	Banco de Credito del Peru	5.380	09/16/20	969,600
790,000	g	Banco del Estado de Chile	4.130	10/07/20	783,996
1,500,000	g	Banco do Brasil S.A.	4.500	01/22/15	1,573,125
1,400,000	g	Banco do Brasil S.A.	5.380	01/15/21	1,406,118
1,310,000	g	Banco Santander Brasil	4.500	04/06/15	1,346,148
1,405,000	g,i	Banco Santander Chile	1.770	04/20/12	1,404,379
790,000	g	Banco Santander Chile	3.750	09/22/15	800,827
168,357		Bank of America Corp	7.400	01/15/11	171,425
4,685,000		Bank of America Corp	2.380	06/22/12	4,833,739
1,010,000		Bank of America Corp	7.380	05/15/14	1,160,847
5,520,000		Bank of America Corp	3.700	09/01/15	5,576,801
2,130,000		Bank of America Corp	5.300	03/15/17	2,192,219
1,595,000		Bank of America Corp	6.000	09/01/17	1,726,932
1,640,000		Bank of America Corp	5.750	12/01/17	1,753,413
1,195,000		Bank of New York Mellon Corp	4.300	05/15/14	1,312,074
820,000		Bank of New York Mellon Corp	5.450	05/15/19	957,134
168,357		Bank One Corp	5.900	11/15/11	177,487
2,085,000		Bank One Corp	5.250	01/30/13	2,247,136
330,000	i	BB&T Capital Trust IV	6.820	06/12/57	330,000
1,195,000		BB&T Corp	3.850	07/27/27	1,252,341
1,340,000	g	BBVA Bancomer S.A.	7.250	04/22/20	1,439,484
705,000		Citigroup, Inc	5.100	09/29/11	732,586
168,357		Citigroup, Inc	6.000	02/21/12	178,579
11,245,000		Citigroup, Inc	2.130	04/30/12	11,530,017
700,000		Citigroup, Inc	6.000	12/13/13	767,469
2,225,000		Citigroup, Inc	5.500	10/15/14	2,414,279
1,030,000		Citigroup, Inc	6.130	05/15/18	1,123,742
6,070,000		Citigroup, Inc	5.380	08/09/20	6,280,216
1,595,000		Citigroup, Inc	6.880	03/05/38	1,781,497
795,000		Citigroup, Inc	8.130	07/15/39	1,004,231
14,715,000	g	Depfa ACS Bank	5.130	03/16/37	10,868,705
845,000		Deutsche Bank AG.	3.880	08/18/14	903,604
935,000		Discover Bank	7.000	04/15/20	1,017,149
3,200,000		Eksportfinans ASA	2.000	09/15/15	3,207,942
255,000		Golden West Financial Corp	4.750	10/01/12	271,069
1,310,000	g	Hana Bank	4.500	10/30/15	1,369,287

4

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,030,000	g	HSBC Bank plc	3.500%	06/28/15	$4,227,317
1,875,000	g	HSBC Bank plc	4.130	08/12/20	1,905,572
310,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	295,762
845,000		HSBC Holdings plc	6.500	09/15/37	947,608
1,405,000	g	ICICI Bank Ltd	5.500	03/25/15	1,482,441
730,000	g	Itau Unibanco Banco Multiplo S.A.	6.200	04/15/20	760,509
1,400,000	g	ITAU UNIBANCO HLDG S.A.	5.750	01/22/21	1,407,487
935,000		JP Morgan Chase Capital XXV	6.800	10/01/37	950,346
10,310,000		JPMorgan Chase & Co	3.130	12/01/11	10,628,538
235,000		JPMorgan Chase & Co	4.500	01/15/12	245,712
2,000,000		JPMorgan Chase & Co	3.400	06/24/15	2,076,234
2,795,000		JPMorgan Chase & Co	6.000	01/15/18	3,191,831
3,725,000		JPMorgan Chase & Co	4.400	07/22/20	3,814,799
1,310,000		JPMorgan Chase & Co	6.400	05/15/38	1,567,314
3,750,000		KeyBank NA	3.200	06/15/12	3,920,010
470,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	455,067
345,000		Mellon Funding Corp	6.400	05/14/11	356,889
705,000		Noble Holding International Ltd	3.450	08/01/15	734,677
1,875,000		Noble Holding International Ltd	4.900	08/01/20	2,016,062
2,625,000		Northern Trust Corp	4.630	05/01/14	2,910,821
1,780,000		PNC Funding Corp	5.130	02/08/20	1,926,989
1,875,000		Regions Bank	3.250	12/09/11	1,935,874
680,000		Regions Financial Corp	4.880	04/26/13	688,282
680,000		Regions Financial Corp	5.750	06/15/15	691,737
1,405,000	g	Shinhan Bank	4.380	09/15/15	1,459,248
1,875,000		Sovereign Bancorp, Inc	2.750	01/17/12	1,930,654
2,810,000		Sovereign Bancorp, Inc	2.500	06/15/12	2,903,770
935,000	g	State Bank of India	4.500	07/27/15	982,222
6,560,000		State Street Corp	2.150	04/30/12	6,729,871
1,310,000		State Street Corp	4.300	05/30/14	1,440,205
705,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	740,016
945,000		Union Bank of California NA	5.950	05/11/16	1,038,973
10,822,000		US Central Federal Credit Union	1.900	10/19/12	11,100,547
185,000		Wachovia Bank NA	5.300	10/15/11	193,687
1,220,000		Wachovia Bank NA	4.800	11/01/14	1,317,396
1,875,000		Wachovia Bank NA	5.850	02/01/37	1,926,713
3,750,000		Wells Fargo & Co	2.130	06/15/12	3,854,021
4,590,000		Wells Fargo & Co	4.750	02/09/15	4,915,739
4,685,000		Western Corporate Federal Credit Union	1.750	11/02/12	4,790,759
3,045,000		Westpac Banking Corp	3.000	08/04/15	3,110,044
525,000		Zions Bancorporation	7.750	09/23/14	556,288

		TOTAL BANKS			176,323,278

CAPITAL GOODS - 0.4%
305,000		Black & Decker Corp	8.950	04/15/14	375,941
400,000		CRH America, Inc	6.950	03/15/12	426,989
1,005,000		DIRECTV Holdings LLC	3.550	03/15/15	1,043,233
875,000		Dover Corp	6.500	02/15/11	894,471
740,000		Goodrich Corp	6.130	03/01/19	885,132
2,880,000		ITT Corp	4.900	05/01/14	3,169,784
605,000		John Deere Capital Corp	2.950	03/09/15	639,075
1,120,000	g	Myriad International Holding BV	6.380	07/28/17	1,159,872

5

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$855,000		Tyco International Finance S.A.	6.000%	11/15/13	$969,048
485,000		Tyco International Finance S.A.	4.130	10/15/14	527,890
495,000		United Technologies Corp	5.400	05/01/35	539,829
220,000		United Technologies Corp	6.050	06/01/36	260,429
500,000		United Technologies Corp	5.700	04/15/40	572,765

		TOTAL CAPITAL GOODS			11,464,458

COMMERCIAL & PROFESSIONAL SERVICES - 0.6%
630,000		Daimler Finance North America LLC	5.880	03/15/11	644,402
1,265,000		Daimler Finance North America LLC	5.750	09/08/11	1,320,856
168,357		Daimler Finance North America LLC	7.300	01/15/12	181,061
935,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	962,427
985,000		News America, Inc	7.250	05/18/18	1,222,492
310,000		News America, Inc	7.630	11/30/28	371,328
845,000		News America, Inc	6.200	12/15/34	912,832
1,030,000		News America, Inc	6.650	11/15/37	1,184,798
845,000		News America, Inc	6.900	08/15/39	995,781
910,000		Republic Services, Inc	5.000	03/01/20	990,618
1,305,000		Republic Services, Inc	5.250	11/15/21	1,441,854
1,195,000		Republic Services, Inc	6.200	03/01/40	1,350,772
1,730,000		Svensk Exportkredit AB	5.130	03/01/17	2,007,433
3,680,000		Waste Management, Inc	6.130	11/30/39	4,075,048

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			17,661,702

CONSUMER DURABLES & APPAREL - 0.0%
1,150,000		Whirlpool Corp	8.000	05/01/12	1,253,165
610,000		Xerox Corp	7.630	06/15/13	617,753

		TOTAL CONSUMER DURABLES & APPAREL			1,870,918

CONSUMER SERVICES - 0.1%
2,250,000		McDonald’s Corp	3.500	07/15/20	2,311,964
168,357		Walt Disney Co	6.380	03/01/12	181,673
1,405,000		Walt Disney Co	4.500	12/15/13	1,556,972

		TOTAL CONSUMER SERVICES			4,050,609

DIVERSIFIED FINANCIALS - 8.6%
540,000		American Express Co	7.000	03/19/18	650,367
1,945,000		American Express Co	8.130	05/20/19	2,511,783
1,265,000	g	American Honda Finance Corp	5.130	12/15/10	1,276,069
750,000		Ameriprise Financial, Inc	5.300	03/15/20	828,638
1,310,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	1,308,691
5,625,000	g	Bank of Montreal	2.850	06/09/15	5,920,583
775,000		Barclays Bank plc	5.200	07/10/14	859,183
920,000	g	Barclays Bank plc	6.050	12/04/17	997,725
1,595,000		BlackRock, Inc	3.500	12/10/14	1,692,496
1,830,000		BlackRock, Inc	5.000	12/10/19	2,017,328
930,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	990,207
935,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	958,794
2,810,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	2,923,791
890,000		Capital One Bank USA NA	8.800	07/15/19	1,137,477
1,030,000		Capital One Capital V	8.880	05/15/40	1,081,500
1,385,000		Capital One Financial Corp	5.700	09/15/11	1,443,479

6

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$4,500,000	g	CDP Financial, Inc	3.000%	11/25/14	$4,672,922
10,310,000		Citigroup Funding, Inc	2.000	03/30/12	10,525,995
10,310,000		Citigroup Funding, Inc	1.880	10/22/12	10,573,091
9,370,000		Citigroup Funding, Inc	2.250	12/10/12	9,692,506
4,875,000		Countrywide Home Loans, Inc	4.000	03/22/11	4,952,166
2,130,000		Credit Suisse	5.000	05/15/13	2,320,492
2,015,000		Credit Suisse	5.500	05/01/14	2,257,155
1,595,000		Credit Suisse	5.300	08/13/19	1,766,981
1,875,000		Credit Suisse	4.380	08/05/20	1,914,864
168,357		Credit Suisse USA, Inc	6.500	01/15/12	180,123
935,000		Eaton Vance Corp	6.500	10/02/17	1,107,351
1,310,000		Franklin Resources, Inc	3.130	05/20/15	1,380,448
4,685,000		General Electric Capital Corp	2.250	03/12/12	4,804,519
2,250,000		General Electric Capital Corp	2.200	06/08/12	2,313,086
168,357		General Electric Capital Corp	6.000	06/15/12	181,695
2,810,000		General Electric Capital Corp	2.130	12/21/12	2,899,473
3,750,000		General Electric Capital Corp	2.630	12/28/12	3,909,953
650,000		General Electric Capital Corp	2.800	01/08/13	669,404
3,000,000		General Electric Capital Corp	1.880	09/16/13	3,009,024
5,715,000		General Electric Capital Corp	5.500	06/04/14	6,380,037
1,545,000		General Electric Capital Corp	3.500	06/29/15	1,616,428
2,720,000		General Electric Capital Corp	5.500	01/08/20	2,975,430
750,000		General Electric Capital Corp	4.380	09/16/20	752,777
1,150,000		General Electric Capital Corp	6.880	01/10/39	1,320,654
15,935,000		GMAC, Inc	1.750	10/30/12	16,304,102
40,669,000		GMAC, Inc	2.200	12/19/12	42,043,368
935,000	i	Goldman Sachs Capital II	5.790	12/30/49	793,581
168,357		Goldman Sachs Group, Inc	6.600	01/15/12	179,431
95,000		Goldman Sachs Group, Inc	3.630	08/01/12	98,880
1,405,000		Goldman Sachs Group, Inc	5.700	09/01/12	1,512,269
375,000		Goldman Sachs Group, Inc	3.700	08/01/15	383,667
2,415,000		Goldman Sachs Group, Inc	5.350	01/15/16	2,655,090
1,455,000		Goldman Sachs Group, Inc	7.500	02/15/19	1,731,094
5,040,000		Goldman Sachs Group, Inc	5.380	03/15/20	5,312,219
845,000		Goldman Sachs Group, Inc	6.000	06/15/20	929,405
185,000		Goldman Sachs Group, Inc	6.450	05/01/36	185,546
470,000		Goldman Sachs Group, Inc	6.750	10/01/37	488,530
1,425,000		HSBC Finance Corp	5.250	01/14/11	1,442,087
168,357		HSBC Finance Corp	7.000	05/15/12	182,054
6,795,000		HSBC Finance Corp	6.380	11/27/12	7,431,766
235,000		HSBC Finance Corp	4.750	07/15/13	250,273
448,000	g	Hyundai Capital America	3.750	04/06/16	446,186
810,000	g	International Lease Finance Corp	6.500	09/01/14	868,725
725,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	781,154
2,810,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	3,298,358
750,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	75
775,000	g	Lloyds TSB Bank plc	5.800	01/13/20	811,875
1,007,000		MBNA Corp	6.130	03/01/13	1,090,284
1,755,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,884,765
1,010,000		Merrill Lynch & Co, Inc	6.400	08/28/17	1,105,248
2,880,000		Merrill Lynch & Co, Inc	6.880	04/25/18	3,230,484
3,025,000		Morgan Stanley	6.000	05/13/14	3,320,996

7

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$820,000		Morgan Stanley	6.000%	04/28/15	$901,536
2,405,000		Morgan Stanley	5.450	01/09/17	2,536,327
905,000		Morgan Stanley	5.950	12/28/17	972,129
785,000		Morgan Stanley	6.630	04/01/18	870,294
1,545,000		Morgan Stanley	7.300	05/13/19	1,777,030
1,640,000		Morgan Stanley	5.500	01/26/20	1,685,676
890,000		NASDAQ OMX Group, Inc	4.000	01/15/15	919,769
625,000		NASDAQ OMX Group, Inc	5.550	01/15/20	664,190
168,357		National Rural Utilities Cooperative Finance Corp	7.250	03/01/12	183,218
1,245,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	1,287,240
1,510,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	1,690,575
795,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	1,138,452
2,810,000		New York Community Bank	3.000	12/16/11	2,893,904
305,000		Nomura Holdings, Inc	5.000	03/04/15	329,419
1,595,000	g	Principal Life Global Funding I	5.130	10/15/13	1,735,649
1,310,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	1,347,505
1,180,000	g,i	Rabobank Nederland NV	11.000	12/30/49	1,534,000
4,220,000	g	Toronto-Dominion Bank	2.200	07/29/15	4,276,594
2,810,000		UBS AG.	4.880	08/04/20	2,962,920
400,000		USB Capital XIII Trust	6.630	12/15/39	409,100
1,310,000	g	Waha Aerospace BV	3.930	07/28/20	1,346,156

		TOTAL DIVERSIFIED FINANCIALS			238,997,880

ENERGY - 3.2%
1,805,000		Anadarko Petroleum Corp	5.950	09/15/16	1,970,932
480,000		Anadarko Petroleum Corp	8.700	03/15/19	583,710
945,000		Anadarko Petroleum Corp	6.200	03/15/40	921,265
1,875,000		Apache Corp	5.100	09/01/40	1,886,346
1,240,000		Baker Hughes, Inc	6.500	11/15/13	1,436,342
470,000		Baker Hughes, Inc	5.130	09/15/40	489,499
560,000		BJ Services Co	5.750	06/01/11	578,833
1,545,000		BP Capital Markets plc	3.130	03/10/12	1,575,256
2,345,000		BP Capital Markets plc	3.880	03/10/15	2,439,799
2,000,000		BP Capital Markets plc	3.130	10/01/15	2,010,506
1,040,000		Burlington Resources Finance Co	7.200	08/15/31	1,310,566
1,525,000		Chevron Corp	3.450	03/03/12	1,583,621
1,990,000		ConocoPhillips	4.600	01/15/15	2,234,969
1,615,000		ConocoPhillips	6.500	02/01/39	2,022,881
168,357		Devon Financing Corp ULC	6.880	09/30/11	178,108
1,343,020		Dolphin Energy Ltd	5.890	06/15/19	1,449,119
1,405,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	1,552,643
515,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	528,225
680,000		Enbridge Energy Partners LP	5.200	03/15/20	739,903
305,000		EnCana Corp	6.500	05/15/19	373,346
330,000		EnCana Corp	6.630	08/15/37	387,569
1,240,000		Enterprise Products Operating LLC	4.600	08/01/12	1,305,896
470,000		Enterprise Products Operating LLC	5.600	10/15/14	530,688
235,000		Enterprise Products Operating LLC	5.000	03/01/15	258,740
655,000		Enterprise Products Operating LLC	6.300	09/15/17	755,478
375,000		Enterprise Products Operating LLC	6.500	01/31/19	437,011
1,805,000		Enterprise Products Operating LLC	5.200	09/01/20	1,954,533
1,875,000		Enterprise Products Operating LLC	6.130	10/15/39	2,018,192

8

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,150,000		EOG Resources, Inc	4.400%	06/01/20	$1,249,166
655,000		Hess Corp	8.130	02/15/19	861,206
2,060,000		Hess Corp	6.000	01/15/40	2,263,240
1,835,000		Hess Corp	5.600	02/15/41	1,914,641
470,000		Husky Energy, Inc	6.250	06/15/12	505,440
375,000		Husky Energy, Inc	6.800	09/15/37	423,666
470,000		Marathon Oil Corp	6.500	02/15/14	539,705
795,000		Nexen, Inc	6.400	05/15/37	866,304
1,380,000		Nexen, Inc	7.500	07/30/39	1,695,629
515,000		Pemex Project Funding Master Trust	5.750	03/01/18	564,406
920,000		Pemex Project Funding Master Trust	6.630	06/15/35	1,005,036
350,000		Pemex Project Funding Master Trust	6.630	06/15/38	376,938
1,720,000		Petrobras International Finance Co	7.880	03/15/19	2,145,015
773,000		Petrobras International Finance Co	6.880	01/20/40	884,886
1,310,000		Petroleos Mexicanos	4.875	03/15/15	1,412,996
1,040,000		Petroleos Mexicanos	5.500	01/21/21	1,107,600
1,310,000		Petroleos Mexicanos	6.000	03/05/20	1,447,550
235,000		Petroleos Mexicanos	8.000	05/03/19	291,400
1,155,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	1,414,875
1,310,000	g	Petronas Capital Ltd	5.250	08/12/19	1,441,565
1,595,000		Plains All American Pipeline LP	5.750	01/15/20	1,761,295
1,153,560		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	1,246,998
845,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	918,029
2,140,870		Rowan Cos, Inc	3.530	05/01/20	2,205,181
4,317,459		Rowan Cos, Inc	3.160	07/15/21	4,403,606
890,000		SEACOR Holdings, Inc	7.380	10/01/19	970,533
935,000		Shell International Finance BV	3.100	06/28/15	984,344
1,670,000		Shell International Finance BV	4.300	09/22/19	1,831,666
400,000		Shell International Finance BV	6.380	12/15/38	507,156
585,000		Statoil ASA	2.900	10/15/14	613,684
205,000		TransCanada Pipelines Ltd	4.000	06/15/13	219,956
2,720,000		TransCanada Pipelines Ltd	7.690	06/30/16	3,422,115
935,000		TransCanada Pipelines Ltd	5.850	03/15/36	1,026,075
330,000		Vale Overseas Ltd	6.250	01/23/17	377,739
725,000		Vale Overseas Ltd	4.630	09/15/20	748,808
680,000		Vale Overseas Ltd	6.880	11/21/36	776,871
1,375,000		Vale Overseas Ltd	6.880	11/10/39	1,575,696
725,000		Valero Energy Corp	4.500	02/01/15	774,930
1,875,000		Valero Energy Corp	6.130	02/01/20	2,043,572
985,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	1,006,946
890,000		Weatherford Bermuda Holdings Ltd	6.750	09/15/40	927,626
2,090,000		XTO Energy, Inc	6.250	04/15/13	2,363,821
935,000		XTO Energy, Inc	4.630	06/15/13	1,027,085
705,000		XTO Energy, Inc	5.500	06/15/18	844,536

		TOTAL ENERGY			88,503,508

FOOD & STAPLES RETAILING - 0.4%
705,000		CVS Caremark Corp	3.250	05/18/15	736,387
2,485,000		CVS Caremark Corp	5.750	06/01/17	2,851,749
165,000		CVS Caremark Corp	6.600	03/15/19	200,229
680,000		CVS Caremark Corp	4.750	05/18/20	739,620
820,000		Delhaize Group S.A.	5.880	02/01/14	925,508

9

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$795,000		Delhaize Group S.A.	6.500%	06/15/17	$947,944
470,000		Kroger Co	6.200	06/15/12	510,377
260,000		Kroger Co	5.000	04/15/13	283,240
845,000		Kroger Co	6.400	08/15/17	1,010,136
165,000		Kroger Co	6.800	12/15/18	200,861
350,000		Safeway, Inc	5.000	08/15/19	384,441
1,875,000		Safeway, Inc	3.950	08/15/20	1,885,564

		TOTAL FOOD & STAPLES RETAILING			10,676,056

FOOD, BEVERAGE & TOBACCO - 1.0%
985,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	1,111,859
1,640,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	1,807,089
515,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	622,310
1,430,000		Bottling Group LLC	6.950	03/15/14	1,695,316
655,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	725,599
280,000		Coca-Cola Enterprises, Inc	4.500	08/15/19	313,153
1,640,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	1,682,773
540,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	604,501
785,000		Dr Pepper Snapple Group, Inc	6.820	05/01/18	971,237
775,000		Dr Pepper Snapple Group, Inc	7.450	05/01/38	1,044,416
865,000		General Mills, Inc	5.250	08/15/13	965,499
1,405,000		General Mills, Inc	5.650	02/15/19	1,645,595
1,310,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	1,367,522
168,357		Kraft Foods, Inc	6.250	06/01/12	182,936
710,000		Kraft Foods, Inc	6.130	02/01/18	837,094
2,060,000		Kraft Foods, Inc	5.380	02/10/20	2,301,121
1,530,000		Kraft Foods, Inc	6.500	02/09/40	1,791,425
2,435,000		Mead Johnson Nutrition Co	4.900	11/01/19	2,678,088
2,060,000		Mead Johnson Nutrition Co	5.900	11/01/39	2,321,886
260,000		PepsiAmericas, Inc	5.750	07/31/12	283,213
140,000		PepsiAmericas, Inc	4.380	02/15/14	154,068
515,000		PepsiCo, Inc	7.900	11/01/18	686,122
795,000		Philip Morris International, Inc	4.880	05/16/13	872,756
1,570,000		Philip Morris International, Inc	6.880	03/17/14	1,851,044
280,000		Philip Morris International, Inc	6.380	05/16/38	345,075
168,357		Tyson Foods, Inc	8.250	10/01/11	178,669

		TOTAL FOOD, BEVERAGE & TOBACCO			29,040,366

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
890,000		Boston Scientific Corp	4.500	01/15/15	910,453
890,000		McKesson Corp	6.500	02/15/14	1,021,054
560,000		Medtronic, Inc	4.750	09/15/15	638,952
985,000		Medtronic, Inc	4.450	03/15/20	1,078,770
1,080,000		Quest Diagnostics, Inc	6.400	07/01/17	1,244,934
1,235,000		Stryker Corp	3.000	01/15/15	1,300,431
890,000		Stryker Corp	4.380	01/15/20	975,582
1,360,000		Thermo Fisher Scientific, Inc	2.150	12/28/12	1,386,409
455,000		Thermo Fisher Scientific, Inc	3.200	05/01/15	479,616
470,000		Thermo Fisher Scientific, Inc	5.000	06/01/15	531,097
435,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	485,877

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			10,053,175

10

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 0.2%
$170,000		Colgate-Palmolive Co	6.450%	06/16/28	$206,922
695,000		Ecolab, Inc	6.880	02/01/11	708,905
2,810,000		Procter & Gamble Co	4.700	02/15/19	3,197,867
900,000		Procter & Gamble Co	5.550	03/05/37	1,054,433

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			5,168,127

INSURANCE - 1.0%
795,000		ACE INA Holdings, Inc	5.880	06/15/14	903,260
430,000		Aetna, Inc	6.500	09/15/18	510,541
400,000		Aetna, Inc	6.630	06/15/36	457,002
2,365,000		Aflac, Inc	8.500	05/15/19	3,009,313
915,000		Aflac, Inc	6.900	12/17/39	1,007,921
1,100,000		Allstate Corp	7.450	05/16/19	1,374,294
1,240,000		American Financial Group, Inc	9.880	06/15/19	1,528,557
705,000		Chubb Corp	6.000	05/11/37	810,334
330,000		CIGNA Corp	5.130	06/15/20	356,542
1,595,000		Hartford Financial Services Group, Inc	4.000	03/30/15	1,631,904
1,595,000		Hartford Financial Services Group, Inc	5.500	03/30/20	1,622,142
795,000		Hartford Financial Services Group, Inc	6.630	03/30/40	797,556
1,805,000		Lincoln National Corp	7.000	06/15/40	2,056,387
235,000		Metlife, Inc	5.000	06/15/15	260,803
1,595,000		Metlife, Inc	6.750	06/01/16	1,904,039
470,000		Metlife, Inc	5.700	06/15/35	499,635
1,875,000		Metlife, Inc	5.880	02/06/41	2,039,458
1,000,000		Prudential Financial, Inc	5.100	09/20/14	1,093,086
890,000		Prudential Financial, Inc	7.380	06/15/19	1,084,154
1,500,000	g	Prudential Funding LLC	6.750	09/15/23	1,820,582
865,000		Travelers Cos, Inc	5.800	05/15/18	994,745
235,000		Travelers Cos, Inc	5.900	06/02/19	273,431
380,000		Unum Group	5.630	09/15/20	390,413
705,000		WellPoint, Inc	5.880	06/15/17	812,508
615,000		WellPoint, Inc	5.850	01/15/36	646,744
575,000		WR Berkley Corp	5.380	09/15/20	587,648

		TOTAL INSURANCE			28,472,999

MATERIALS - 1.2%
285,000		3M Co	4.380	08/15/13	313,975
1,220,000		3M Co	5.700	03/15/37	1,437,721
935,000		Air Products & Chemicals, Inc	4.150	02/01/13	988,951
235,000		Airgas, Inc	4.500	09/15/14	250,983
1,875,000		Alcoa, Inc	6.150	08/15/20	1,927,772
2,000,000	g	Anglo American Capital plc	2.150	09/27/13	2,014,521
280,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	296,208
705,000		ArcelorMittal	5.380	06/01/13	756,966
390,000		ArcelorMittal	9.850	06/01/19	501,269
4,310,000		ArcelorMittal	7.000	10/15/39	4,402,976
775,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	879,237
325,000		Clorox Co	5.450	10/15/12	353,163
935,000		Clorox Co	3.550	11/01/15	1,003,649
470,000		Eastman Chemical Co	5.500	11/15/19	521,094
1,035,000		EI Du Pont de Nemours & Co	4.130	03/06/13	1,108,503

11

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$935,000		EI Du Pont de Nemours & Co	3.250%	01/15/15	$1,000,129
2,250,000		EI Du Pont de Nemours & Co	4.630	01/15/20	2,503,611
1,405,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	1,568,331
1,650,000	g	Gerdau S.A.	5.750	01/30/21	1,674,132
1,990,000		Gold Fields Orogen Holdings	4.875	10/07/20	1,976,010
357		International Paper Co	6.750	09/01/11	374
750,000		International Paper Co	7.300	11/15/39	839,619
1,917,000		Lafarge S.A.	6.150	07/15/11	1,975,074
385,000		Newmont Mining Corp	6.250	10/01/39	441,367
1,475,000		Potash Corp of Saskatchewan, Inc	4.880	03/30/20	1,568,018
1,125,000		Praxair, Inc	5.250	11/15/14	1,289,543
795,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	886,082
845,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	1,018,996
705,000		Rio Tinto Finance USA Ltd	9.000	05/01/19	983,814
1,010,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	1,063,840
324,000		Teck Resources Ltd	10.750	05/15/19	408,013

		TOTAL MATERIALS			35,953,941

MEDIA - 0.9%
17,357		CBS Corp	6.630	05/15/11	17,952
59,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	68,516
1,110,000		Comcast Corp	5.650	06/15/35	1,120,543
630,000		Comcast Corp	6.400	03/01/40	700,455
3,325,000		DIRECTV Holdings LLC	5.200	03/15/20	3,598,927
1,780,000		DIRECTV Holdings LLC	6.000	08/15/40	1,838,338
1,100,000	g	NBC Universal, Inc	5.150	04/30/20	1,187,919
3,500,000	g	NBC Universal, Inc	4.380	04/01/21	3,542,644
2,350,000	g	NBC Universal, Inc	5.950	04/01/41	2,417,236
1,380,000		Time Warner Cable, Inc	6.200	07/01/13	1,554,639
1,405,000		Time Warner Cable, Inc	8.750	02/14/19	1,855,435
2,945,000		Time Warner Cable, Inc	8.250	04/01/19	3,802,222
357		Time Warner, Inc	6.880	05/01/12	389
1,360,000		Time Warner, Inc	3.150	07/15/15	1,409,679
795,000		Time Warner, Inc	6.500	11/15/36	891,554
795,000		Viacom, Inc	4.380	09/15/14	862,894

		TOTAL MEDIA			24,869,342

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
345,000		Abbott Laboratories	5.600	05/15/11	356,191
2,025,000		Abbott Laboratories	4.130	05/27/20	2,203,872
960,000		Abbott Laboratories	5.300	05/27/40	1,041,843
1,230,000		Eli Lilly & Co	3.550	03/06/12	1,278,183
820,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	974,170
845,000		Johnson & Johnson	5.850	07/15/38	1,026,323
1,875,000		Johnson & Johnson	4.500	09/01/40	1,896,508
525,000		Life Technologies Corp	3.380	03/01/13	540,135
330,000		Life Technologies Corp	4.400	03/01/15	352,016
845,000		Novartis Capital Corp	4.130	02/10/14	922,726
3,095,000		Novartis Capital Corp	2.900	04/24/15	3,263,019
540,000		Novartis Capital Corp	4.400	04/24/20	599,680
640,000		Pfizer, Inc	5.350	03/15/15	738,396
1,405,000		Pfizer, Inc	6.200	03/15/19	1,729,913

12

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$660,000		Schering-Plough Corp	6.550%	09/15/37	$852,960
1,170,000		Teva Pharmaceutical Finance LLC	3.000	06/15/15	1,223,923
168,357		Wyeth	6.950	03/15/11	173,262

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			19,173,120

REAL ESTATE - 0.4%
480,000		AMB Property LP	4.500	08/15/17	485,135
420,000	g	BioMed Realty LP	6.130	04/15/20	457,067
305,000		Boston Properties LP	5.880	10/15/19	340,777
470,000		Boston Properties LP	2.880	02/15/37	474,700
330,000		Brandywine Operating Partnership LP	7.500	05/15/15	369,919
330,000		Brandywine Operating Partnership LP	5.700	05/01/17	334,181
470,000		Developers Diversified Realty Corp	7.500	04/01/17	488,371
560,000	g	Digital Realty Trust LP	4.500	07/15/15	578,159
168,357		EOP Operating LP	7.000	07/15/11	172,005
45,000		Federal Realty Investment Trust	5.650	06/01/16	49,912
95,000		Federal Realty Investment Trust	5.900	04/01/20	105,644
700,000		Health Care REIT, Inc	4.700	09/15/17	707,369
350,000		Highwoods Properties, Inc	5.850	03/15/17	359,988
140,000		Kimco Realty Corp	5.700	05/01/17	153,591
750,000		Liberty Property LP	4.750	10/01/20	755,309
350,000		Mack-Cali Realty Corp	7.750	08/15/19	416,534
215,000		National Retail Properties, Inc	6.880	10/15/17	243,814
70,000		Nationwide Health Properties, Inc	6.250	02/01/13	75,938
305,000		ProLogis	7.630	08/15/14	329,618
25,000		ProLogis	5.750	04/01/16	24,681
350,000		ProLogis	5.630	11/15/16	336,961
470,000		Realty Income Corp	5.950	09/15/16	520,078
865,000		Realty Income Corp	5.750	01/15/21	916,968
490,000		Regency Centers LP	5.250	08/01/15	527,680
45,000		Regency Centers LP	5.880	06/15/17	48,863
140,000		Simon Property Group LP	5.250	12/01/16	156,498
665,000		Simon Property Group LP	10.350	04/01/19	929,503
935,000		Simon Property Group LP	4.380	03/01/21	947,829
750,000	g,i	USB Realty Corp	6.090	12/30/49	555,000
1,000,000		Washington Real Estate Investment Trust	4.950	10/01/20	1,003,121

		TOTAL REAL ESTATE			12,865,213

RETAILING - 0.3%
1,595,000		Advance Auto Parts, Inc	5.750	05/01/20	1,720,295
1,000,000		Home Depot, Inc	3.950	09/15/20	1,020,616
865,000		Home Depot, Inc	5.880	12/16/36	922,167
705,000		Martin Marietta Materials, Inc	6.600	04/15/18	790,514
845,000		Staples, Inc	9.750	01/15/14	1,046,318
400,000		TJX Cos, Inc	6.950	04/15/19	508,771
820,000		Wal-Mart Stores, Inc	5.250	09/01/35	878,068
935,000		Wal-Mart Stores, Inc	5.630	04/01/40	1,059,235

		TOTAL RETAILING			7,945,984

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
795,000		Analog Devices, Inc	5.000	07/01/14	873,676
1,405,000		National Semiconductor Corp	3.950	04/15/15	1,473,862

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			2,347,538

13

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SOFTWARE & SERVICES - 0.5%
$795,000		Adobe Systems, Inc	3.250%	02/01/15	$831,901
1,825,000		Microsoft Corp	0.880	09/27/13	1,827,539
2,750,000		Microsoft Corp	1.630	09/25/15	2,751,961
1,825,000		Microsoft Corp	3.000	10/01/20	1,820,299
890,000		Oracle Corp	3.750	07/08/14	969,926
635,000		Oracle Corp	5.750	04/15/18	755,025
935,000	g	Oracle Corp	3.880	07/15/20	978,789
3,000,000		Symantec Corp	2.750	09/15/15	3,029,075

		TOTAL SOFTWARE & SERVICES			12,964,515

TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
470,000		Agilent Technologies, Inc	2.500	07/15/13	479,476
1,595,000		Amphenol Corp	4.750	11/15/14	1,730,443
2,130,000		Cisco Systems, Inc	4.450	01/15/20	2,340,383
585,000		General Electric Co	5.250	12/06/17	658,418
1,525,000		Hewlett-Packard Co	4.250	02/24/12	1,598,964
1,125,000		Hewlett-Packard Co	2.950	08/15/12	1,172,943
915,000		Hewlett-Packard Co	4.750	06/02/14	1,025,625
2,110,000		International Business Machines Corp	1.000	08/05/13	2,117,276
795,000		International Game Technology	7.500	06/15/19	944,794
485,000		L-3 Communications Corp	5.200	10/15/19	524,265
635,000		Xerox Corp	8.250	05/15/14	761,346
705,000		Xerox Corp	4.250	02/15/15	756,956
420,000		Xerox Corp	5.630	12/15/19	470,094

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			14,580,983

TELECOMMUNICATION SERVICES - 1.8%
1,460,000		America Movil SAB de C.V.	5.000	03/30/20	1,574,664
705,000		America Movil SAB de C.V.	6.130	03/30/40	784,800
3,750,000		AT&T, Inc	2.500	08/15/15	3,821,194
880,000		AT&T, Inc	6.150	09/15/34	963,298
610,000		AT&T, Inc	6.500	09/01/37	705,741
2,415,000		AT&T, Inc	6.300	01/15/38	2,727,665
345,000		BellSouth Capital Funding Corp	7.880	02/15/30	430,478
1,755,000		BellSouth Corp	5.200	09/15/14	1,973,573
170,000		BellSouth Corp	6.880	10/15/31	196,862
168,357		British Telecommunications plc	9.380	12/15/10	171,016
3,070,000		Cellco Partnership	3.750	05/20/11	3,130,903
560,000		Cellco Partnership	5.550	02/01/14	633,279
3,210,000		Cellco Partnership	8.500	11/15/18	4,370,831
890,000		Deutsche Telekom International Finance BV	8.750	06/15/30	1,246,225
33,357		France Telecom S.A.	7.750	03/01/11	34,336
1,850,000		France Telecom S.A.	2.130	09/16/15	1,862,835
1,100,000	g	Globo Comunicacao e Participacoes S.A.	6.250	12/30/49	1,124,750
1,245,000		New Cingular Wireless Services, Inc	7.880	03/01/11	1,282,165
85,000		Sprint Capital Corp	8.380	03/15/12	90,950
935,000		Sprint Capital Corp	8.750	03/15/32	981,750
340,000		Sprint Nextel Corp	6.000	12/01/16	335,750
960,000		Telecom Italia Capital S.A.	6.180	06/18/14	1,058,678

14

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$935,000		Telecom Italia Capital S.A.	7.000%	06/04/18	$1,074,058
2,765,000		Telecom Italia Capital S.A.	7.180	06/18/19	3,245,264
3,505,000		Telefonica Emisiones SAU	5.130	04/27/20	3,813,198
1,310,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	1,431,848
2,910,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	2,946,375
1,170,000		Verizon Communications, Inc	4.350	02/15/13	1,261,564
605,000		Verizon Communications, Inc	8.750	11/01/18	823,236
775,000		Verizon Communications, Inc	6.250	04/01/37	875,797
610,000		Verizon Communications, Inc	6.400	02/15/38	705,513
610,000		Verizon Communications, Inc	8.950	03/01/39	894,425
630,000		Verizon New England, Inc	4.750	10/01/13	683,115
1,050,000		Verizon New Jersey, Inc	5.880	01/17/12	1,112,111
168,357		Verizon New York, Inc	6.880	04/01/12	181,595
470,000		Verizon Virginia, Inc	4.630	03/15/13	503,501

		TOTAL TELECOMMUNICATION SERVICES			49,053,343

TRANSPORTATION - 0.4%
1,780,000		Boeing Capital Corp Ltd	6.100	03/01/11	1,821,590
630,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	660,658
1,875,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	2,059,375
420,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	481,083
1,805,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	1,991,953
470,000		Embraer Overseas Ltd	6.380	01/15/20	514,650
835,000	g	ERAC USA Finance LLC	5.250	10/01/20	891,858
915,000	g	Meccanica Holdings USA	6.250	01/15/40	910,264
585,000		Norfolk Southern Corp	5.750	04/01/18	685,040
1,183,000		Norfolk Southern Corp	5.590	05/17/25	1,310,223
771,875		Totem Ocean Trailer Express, Inc	4.510	12/18/19	860,378
155,000		Union Pacific Corp	6.500	04/15/12	167,257
235,000		Union Pacific Corp	5.130	02/15/14	260,843

		TOTAL TRANSPORTATION			12,615,172

UTILITIES - 2.1%
1,030,000		AGL Capital Corp	5.250	08/15/19	1,097,022
1,825,000		Alliant Energy Corp	4.000	10/15/14	1,918,024
1,100,000		Atmos Energy Corp	8.500	03/15/19	1,429,944
2,155,000		Carolina Power & Light Co	5.300	01/15/19	2,504,336
310,000		Carolina Power & Light Co	5.700	04/01/35	350,511
470,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	554,522
255,000		CenterPoint Energy Resources Corp	7.880	04/01/13	293,633
935,000		CenterPoint Energy Resources Corp	6.250	02/01/37	1,054,735
1,405,000	g	Colbun S.A.	6.000	01/21/20	1,481,907
2,625,000		Commonwealth Edison Co	4.000	08/01/20	2,751,682
560,000		Commonweatlh Edison Co	5.900	03/15/36	624,463
585,000		Connecticut Light & Power Co	5.500	02/01/19	670,309
390,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	428,056
905,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	1,019,432
879,000		Consolidated Natural Gas Co	6.250	11/01/11	926,976
310,000		Consolidated Natural Gas Co	5.000	12/01/14	347,465
1,640,000		Duke Energy Carolinas LLC	5.750	11/15/13	1,865,128
360,000		Duke Energy Carolinas LLC	4.300	06/15/20	396,967
775,000		FirstEnergy Solutions Corp	4.800	02/15/15	833,013

15

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$890,000		FirstEnergy Solutions Corp	6.050%	08/15/21	$950,813
470,000		Florida Power Corp	6.400	06/15/38	581,324
2,000,000		FPL Group Capital, Inc	2.600	09/01/15	2,014,964
890,000		Indiana Michigan Power Co	7.000	03/15/19	1,092,831
270,000	g	Kansas Gas & Electric	6.700	06/15/19	329,351
175,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	188,955
1,100,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	1,432,308
795,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	859,569
570,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	569,423
1,640,000		Midamerican Energy Holdings Co	5.950	05/15/37	1,844,770
255,000		National Fuel Gas Co	5.250	03/01/13	270,050
890,000		Nevada Power Co	6.500	08/01/18	1,076,896
450,000		Nevada Power Co	5.380	09/15/40	464,168
1,895,000		Nisource Finance Corp	5.400	07/15/14	2,108,650
2,810,000		Northern States Power Co	5.350	11/01/39	3,103,537
205,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	255,696
630,000		ONEOK Partners LP	5.900	04/01/12	671,976
985,000		Pacific Gas & Electric Co	8.250	10/15/18	1,308,588
705,000		PacifiCorp	6.000	01/15/39	830,448
1,250,000		Pepco Holdings, Inc	2.700	10/01/15	1,252,494
2,060,000		PG&E Corp	5.750	04/01/14	2,316,332
185,000		Potomac Electric Power Co	7.900	12/15/38	267,901
795,000		Progress Energy, Inc	7.050	03/15/19	985,514
635,000		Public Service Co of Colorado	4.880	03/01/13	691,938
255,000		Public Service Co of Colorado	5.500	04/01/14	288,087
2,530,000		Public Service Co of Oklahoma	5.150	12/01/19	2,767,935
620,000		Public Service Electric & Gas Co	5.300	05/01/18	708,403
1,685,000		Public Service Electric & Gas Co	5.380	11/01/39	1,853,411
1,380,000		San Diego Gas & Electric Co	5.350	05/15/40	1,549,303
890,000		Sempra Energy	6.000	10/15/39	1,005,056
610,000		Veolia Environnement	5.250	06/03/13	664,829
1,200,000		Virginia Electric and Power Co	4.750	03/01/13	1,298,080
680,000		Williams Partners LP	3.800	02/15/15	715,518
1,195,000		Williams Partners LP	5.250	03/15/20	1,299,055
1,335,000		Williams Partners LP	6.300	04/15/40	1,471,654

		TOTAL UTILITIES			59,637,952

		TOTAL CORPORATE BONDS			875,832,537
		(Cost $818,645,360)

GOVERNMENT BONDS - 60.8%

AGENCY SECURITIES - 6.4%
		Federal Farm Credit Bank (FFCB)
9,370,000		FFCB	2.630	04/21/11	9,491,698
2,345,000		FFCB	1.380	06/25/13	2,386,382
		Federal Home Loan Bank (FHLB)
9,795,000		FHLB	1.880	06/21/13	10,093,002
2,345,000		FHLB	5.000	11/17/17	2,777,772
		Federal Home Loan Mortgage Corp (FHLMC)
7,030,000		FHLMC	5.500	08/20/12	7,686,497
2,810,000		FHLMC	4.130	12/21/12	3,025,271

16

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,875,000		FHLMC	3.500%	05/29/13	$2,011,187
4,780,000		FHLMC	2.500	04/23/14	5,024,660
7,190,000		FHLMC	5.130	10/18/16	8,487,644
		Federal National Mortgage Association (FNMA)
4,685,000		FNMA	1.380	04/28/11	4,714,586
3,750,000		FNMA	5.000	10/15/11	3,930,709
935,000		FNMA	1.130	07/30/12	945,240
6,000,000		FNMA	1.250	08/20/13	6,070,200
9,370,000		FNMA	2.750	03/13/14	9,923,730
9,370,000		FNMA	2.500	05/15/14	9,833,150
9,370,000		FNMA	3.000	09/16/14	10,017,739
8,764,351		AMAL Ltd	3.470	08/21/21	9,208,791
1,369,967		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,515,937
560,000		European Investment Bank	4.880	02/15/36	624,413
9,370,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	9,112,512
1,895,000		International Finance Corp	5.130	05/02/11	1,948,251
990,700		Overseas Private Investment Corp	3.420	01/15/15	1,044,168
9,073,517		Premier Aircraft Leasing	3.580	02/06/22	9,511,496
4,685,000		Private Export Funding Corp	4.900	12/15/11	4,939,110
7,030,000		Private Export Funding Corp	3.550	04/15/13	7,518,620
4,450,000		Private Export Funding Corp	3.050	10/15/14	4,758,042
12,185,000		Private Export Funding Corp	5.450	09/15/17	14,656,434
4,685,000		Private Export Funding Corp	4.380	03/15/19	5,271,576
7,030,000		Private Export Funding Corp	4.300	12/15/21	7,727,566
4,386,075		San Clemente Leasing LLC	3.590	08/27/21	4,801,699

		TOTAL AGENCY SECURITIES			179,058,082

FOREIGN GOVERNMENT BONDS - 4.3%
1,405,000	g	Bahrain Government International Bond	5.500	03/31/20	1,471,920
1,405,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	1,621,019
1,310,000	g	Banco Nacional de Desenvolvimento Economico e Social	5.500	07/12/20	1,413,163
360,000	g	Belgium Government International Bond	2.880	09/15/14	372,886
655,000		Belgium Kingdom	2.750	03/05/15	677,138
1,595,000		Brazilian Government International Bond	5.880	01/15/19	1,870,138
1,765,000		Brazilian Government International Bond	4.880	01/22/21	1,937,088
235,000		Brazilian Government International Bond	7.130	01/20/37	309,025
2,805,000		Brazilian Government International Bond	5.630	01/07/41	3,078,488
2,575,000		Canada Government International Bond	2.380	09/10/14	2,698,106
1,780,000		Chile Government International Bond	3.880	08/05/20	1,846,341
1,150,000	g	Croatia Government International Bond	6.630	07/14/20	1,243,438
785,000		Eksportfinans A/S	5.000	02/14/12	830,944
5,155,000		Export Development Canada	2.250	05/28/15	5,356,875
934,000		Export-Import Bank of Korea	5.880	01/14/15	1,043,840
925,000		Export-Import Bank of Korea	4.130	09/09/15	971,587
1,310,000		Export-Import Bank of Korea	5.130	06/29/20	1,410,578
1,905,000		Federative Republic of Brazil	6.000	01/17/17	2,219,325
433,333		Federative Republic of Brazil	8.000	01/15/18	518,050
1,195,000		Italy Government International Bond	5.380	06/12/17	1,319,386
1,310,000		Korea Development Bank	4.380	08/10/15	1,389,620
875,000		Korea Development Bank	3.250	03/09/16	875,981
3,045,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	3,503,741
2,810,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	3,102,310

17

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$705,000		Mexico Government International Bond	6.750%	09/27/34	$875,963
2,250,000		Mexico Government International Bond	6.050	01/11/40	2,576,250
664,000		Peruvian Government International Bond	7.130	03/30/19	831,660
350,000		Peruvian Government International Bond	7.350	07/21/25	454,125
1,060,000		Poland Government International Bond	3.880	07/16/15	1,102,567
1,065,000		Poland Government International Bond	6.380	07/15/19	1,254,751
1,405,000	g	Portugal Government International Bond	3.500	03/25/15	1,342,921
2,765,000		Province of British Columbia Canada	2.850	06/15/15	2,940,417
1,405,000		Province of Manitoba Canada	5.000	02/15/12	1,489,577
1,875,000		Province of Manitoba Canada	2.130	04/22/13	1,940,081
4,685,000		Province of Nova Scotia Canada	2.380	07/21/15	4,821,877
4,685,000		Province of Ontario Canada	2.630	01/20/12	4,803,554
5,625,000		Province of Ontario Canada	4.100	06/16/14	6,179,242
5,715,000		Province of Ontario Canada	2.950	02/05/15	6,049,739
8,155,000		Province of Ontario Canada	2.700	06/16/15	8,541,513
2,810,000		Province of Ontario Canada	4.000	10/07/19	3,033,308
5,860,000		Province of Ontario Canada	4.400	04/14/20	6,480,532
168,357		Province of Quebec Canada	6.130	01/22/11	171,330
2,435,000		Province of Quebec Canada	5.130	11/14/16	2,847,694
1,205,000		Province of Quebec Canada	4.630	05/14/18	1,372,609
5,625,000		Province of Quebec Canada	3.500	07/29/20	5,762,678
870,000		Province of Quebec Canada	7.500	09/15/29	1,267,588
1,400,000		Qatar Government International Bond	5.250	01/20/20	1,540,000
770,000	g	Qatar Govt International Bond	4.000	01/20/15	812,350
780,000	g	Qatar Govt International Bond	6.400	01/20/40	928,200
655,000		Republic of Hungary	6.250	01/29/20	703,366
1,310,000		Republic of Korea	5.750	04/16/14	1,468,696
1,900,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	1,914,250
1,000,000	g	Russian Foreign Bond-Eurobond	5.000	04/29/20	1,042,000
1,405,000		South Africa Government International Bond	6.880	05/27/19	1,717,613
845,000		South Africa Government International Bond	5.500	03/09/20	944,288
315,000		United Mexican States	5.880	02/17/14	355,950
700,000		United Mexican States	5.950	03/19/19	821,450
750,000		United Mexican States	5.130	01/15/20	838,125

		TOTAL FOREIGN GOVERNMENT BONDS			120,307,251

MORTGAGE BACKED - 30.9%
		Federal Home Loan Mortgage Corp (FHLMC)
1,113,742	i	FHLMC	2.640	02/01/36	1,157,884
317,112	i	FHLMC	5.810	07/01/36	334,860
882,751	i	FHLMC	3.050	09/01/36	923,438
731,261	i	FHLMC	5.930	09/01/36	774,825
1,252,091	i	FHLMC	6.000	09/01/36	1,325,970
2,375,818	i	FHLMC	5.560	03/01/37	2,518,895
2,688,181	i	FHLMC	5.880	04/01/37	2,877,561
1,464,980	i	FHLMC	5.720	05/01/37	1,570,955
400,378	i	FHLMC	5.610	06/01/37	426,275
1,260,991	i	FHLMC	5.650	08/01/37	1,346,806
1,764,466	i	FHLMC	5.690	09/01/37	1,883,273
		Federal Home Loan Mortgage Corp Gold (FGLMC)
28,719		FGLMC	7.500	01/01/16	30,990
2,422		FGLMC	7.500	05/01/16	2,621

18

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,881		FGLMC	7.500%	06/01/16	$3,108
1,460,073		FGLMC	4.500	09/01/18	1,550,839
1,507,576		FGLMC	4.500	01/01/19	1,591,127
2,483,688		FGLMC	4.500	05/01/19	2,638,863
896,346		FGLMC	4.500	01/01/20	952,348
1,806,902		FGLMC	5.000	05/01/20	1,926,851
278,963		FGLMC	4.500	07/01/20	294,231
33,703		FGLMC	7.000	10/01/20	37,804
4,158,116		FGLMC	4.500	06/01/21	4,408,809
6,900,196		FGLMC	4.500	06/01/21	7,316,210
695,674		FGLMC	5.000	04/01/23	738,230
2,890,156		FGLMC	4.000	07/01/24	3,021,245
1,045,861		FGLMC	4.500	09/01/24	1,100,418
3,000,000	h	FGLMC	5.000	10/15/25	3,181,407
2,908		FGLMC	6.500	10/01/28	3,229
56,239		FGLMC	6.500	01/01/29	62,444
10,302		FGLMC	6.500	03/01/29	11,438
55,208		FGLMC	6.500	07/01/29	61,300
6,871		FGLMC	8.000	01/01/31	7,911
67,586		FGLMC	6.500	09/01/31	75,043
83,850		FGLMC	8.000	09/01/31	96,593
511,920		FGLMC	7.000	12/01/31	580,576
1,390,350		FGLMC	6.000	03/01/33	1,526,231
235,241		FGLMC	6.000	03/01/33	257,790
1,426,932		FGLMC	4.500	07/01/33	1,501,192
2,729,698		FGLMC	5.000	09/01/33	2,892,362
1,164,333		FGLMC	5.500	09/01/33	1,249,563
1,130,074		FGLMC	5.500	09/01/33	1,212,796
782,985		FGLMC	5.500	09/01/33	840,300
1,376,160		FGLMC	5.500	10/01/33	1,476,895
3,668,207		FGLMC	5.500	12/01/33	3,939,014
4,460,620		FGLMC	7.000	12/01/33	5,058,857
3,708,629		FGLMC	5.000	01/01/34	3,929,628
1,971,967		FGLMC	5.000	05/01/34	2,086,396
1,266,042		FGLMC	6.000	09/01/34	1,380,279
8,399,235		FGLMC	5.000	12/01/34	8,886,626
517,515		FGLMC	5.500	12/01/34	554,265
3,148,898		FGLMC	4.500	04/01/35	3,309,821
1,580,549		FGLMC	6.000	05/01/35	1,720,848
1,807,773		FGLMC	7.000	05/01/35	2,050,223
650,453		FGLMC	6.000	07/01/35	701,827
207,764		FGLMC	5.500	08/01/35	221,804
353,002		FGLMC	6.000	08/01/35	380,882
509,941		FGLMC	5.000	10/01/35	538,894
553,009		FGLMC	6.000	01/01/36	595,823
797,031		FGLMC	5.000	02/01/36	842,285
1,339,486		FGLMC	5.500	04/01/36	1,430,906
313,525		FGLMC	6.500	05/01/36	342,387
1,143,229		FGLMC	6.500	10/01/36	1,248,472
4,347,157		FGLMC	5.500	04/01/37	4,614,183
2,072,820		FGLMC	6.000	08/01/37	2,241,488
902,822		FGLMC	6.000	09/01/37	975,979

19

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,404,842		FGLMC	6.500%	11/01/37	$1,531,974
4,024,612		FGLMC	5.000	04/01/38	4,255,184
2,810,577		FGLMC	6.000	11/01/38	3,015,276
5,985,959		FGLMC	4.500	05/01/39	6,232,009
956,294		FGLMC	4.000	06/01/39	981,706
1,891,820		FGLMC	5.000	07/01/39	1,988,592
6,000,000	h	FGLMC	5.000	11/15/40	6,294,372
5,000,000	h	FGLMC	5.500	11/15/40	5,298,440
		Federal National Mortgage Association (FNMA)
25,987		FNMA	5.000	06/01/13	27,561
1,689,621		FNMA	4.440	07/01/13	1,804,232
12,635		FNMA	6.000	09/01/13	13,311
1,792,792		FNMA	4.760	10/01/13	1,887,578
10,324		FNMA	6.500	12/01/13	11,173
1,356,580		FNMA	4.780	02/01/14	1,478,086
8,300		FNMA	6.000	06/01/14	8,965
4,059,527		FNMA	4.640	11/01/14	4,447,131
2,936,013		FNMA	4.880	03/01/16	3,087,154
33,150		FNMA	6.500	10/01/16	35,915
199,707		FNMA	6.500	11/01/16	216,367
145,560		FNMA	6.500	04/01/17	158,112
920,083		FNMA	5.000	12/01/17	981,953
2,231,458		FNMA	5.500	04/01/18	2,419,812
192,991		FNMA	5.500	04/01/18	209,183
90,284		FNMA	5.500	05/01/18	97,905
857,351		FNMA	4.500	10/01/18	910,649
2,141,779		FNMA	5.000	11/01/18	2,292,789
106,964		FNMA	6.000	01/01/19	115,963
235,354		FNMA	4.500	05/01/19	249,985
757,331		FNMA	4.500	06/01/19	804,411
517,692		FNMA	5.000	03/01/20	552,503
359,679		FNMA	4.500	11/01/20	382,038
1,001,516		FNMA	5.000	12/01/20	1,068,236
770,817		FNMA	5.000	03/01/21	822,649
635,941		FNMA	5.500	08/01/21	685,148
3,423,047		FNMA	4.500	06/01/23	3,604,285
2,862,485		FNMA	5.000	07/01/23	3,037,077
2,358,709		FNMA	5.000	07/01/23	2,502,575
2,000,000	h	FNMA	5.000	10/25/23	2,120,782
448,537		FNMA	5.000	11/01/23	476,568
363,052		FNMA	5.500	02/01/24	391,010
3,231,294		FNMA	4.000	05/01/24	3,377,856
200,507		FNMA	5.500	07/01/24	215,928
2,847		FNMA	8.000	07/01/24	3,286
598,201		FNMA	4.500	08/01/24	629,687
3,878,442		FNMA	4.000	09/01/24	4,054,357
2,645,897		FNMA	5.000	03/01/25	2,807,279
5,857,408		FNMA	5.000	10/01/25	6,208,211
7,000,000	h	FNMA	4.000	10/25/25	7,306,250
4,000,000	h	FNMA	4.500	10/25/25	4,206,248

20

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$1,671	FNMA	7.500%	01/01/29	$1,902
5,652	FNMA	6.500	04/01/29	6,325
15,617	FNMA	7.500	07/01/29	17,820
1,661	FNMA	7.500	07/01/29	1,669
1,815	FNMA	7.500	02/01/31	2,073
11,575	FNMA	7.500	03/01/31	13,216
5,803	FNMA	7.500	05/01/31	6,625
10,070	FNMA	6.500	09/01/31	11,255
4,101	FNMA	6.500	10/01/31	4,583
63,102	FNMA	6.500	11/01/31	70,528
159,597	FNMA	6.000	01/01/32	175,719
1,130,120	FNMA	6.500	07/01/32	1,260,998
1,622,761	FNMA	5.500	01/01/33	1,744,564
4,933,373	FNMA	6.000	01/01/33	5,374,333
1,474,912	FNMA	5.000	02/01/33	1,563,909
229,393	FNMA	5.000	02/01/33	243,564
961,003	FNMA	4.500	08/01/33	1,012,067
700,681	FNMA	5.000	08/01/33	743,968
344,829	FNMA	5.500	09/01/33	370,496
645,507	FNMA	5.500	09/01/33	693,555
1,609,752	FNMA	4.500	10/01/33	1,695,287
770,156	FNMA	5.000	10/01/33	817,735
649,046	FNMA	5.000	10/01/33	689,142
1,487,987	FNMA	5.500	10/01/33	1,598,744
3,002,190	FNMA	5.500	10/01/33	3,225,656
6,174,551	FNMA	5.000	11/01/33	6,556,003
2,140,391	FNMA	5.500	12/01/33	2,299,709
2,612,806	FNMA	6.000	02/01/34	2,865,302
361,136	FNMA	5.000	03/01/34	383,446
746,679	FNMA	5.000	03/01/34	792,807
270,180	FNMA	5.000	03/01/34	286,871
5,172,243	FNMA	5.000	03/01/34	5,491,774
236,914	FNMA	5.000	03/01/34	251,550
2,046,385	FNMA	5.000	04/01/34	2,168,330
6,693,016	FNMA	5.000	08/01/34	7,081,760
729,909	FNMA	6.000	08/01/34	800,446
4,199,994	FNMA	5.500	09/01/34	4,504,743
749,393	FNMA	6.000	11/01/34	818,066
218,344	FNMA	6.000	12/01/34	238,353
5,619,285	FNMA	4.500	01/01/35	5,886,262
588,578	FNMA	5.500	01/01/35	632,789
11,720,837	FNMA	5.500	02/01/35	12,593,269
2,605,241	FNMA	5.500	04/01/35	2,850,721
474,400	FNMA	6.000	04/01/35	517,873
687,157	FNMA	5.500	05/01/35	746,784
1,568,002	FNMA	6.000	05/01/35	1,705,193
23,994	FNMA	7.500	06/01/35	27,083
1,525,121	FNMA	4.500	08/01/35	1,601,870
2,113,705	FNMA	5.000	08/01/35	2,234,377
1,749,437	FNMA	5.000	10/01/35	1,849,313
1,873,581	FNMA	5.500	10/01/35	2,048,678
591,575	FNMA	5.000	11/01/35	620,357

21

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,952,498		FNMA	5.500%	11/01/35	$3,157,503
292,184		FNMA	5.500	12/01/35	312,472
1,732,883		FNMA	6.000	12/01/35	1,882,474
328,302		FNMA	5.000	02/01/36	344,172
570,443		FNMA	5.000	02/01/36	598,019
2,131,320		FNMA	5.000	02/01/36	2,252,999
1,546,791	i	FNMA	5.630	02/01/36	1,628,200
1,063,314		FNMA	6.500	02/01/36	1,171,169
3,520,262		FNMA	6.000	03/01/36	3,802,149
3,338,419		FNMA	6.000	06/01/36	3,625,996
950,191	i	FNMA	5.900	07/01/36	1,006,128
854,294		FNMA	6.500	09/01/36	935,609
1,555,177		FNMA	6.000	12/01/36	1,679,708
272,961		FNMA	7.000	02/01/37	304,341
1,450,018		FNMA	6.500	03/01/37	1,600,589
380,059		FNMA	6.500	03/01/37	415,165
1,494,309		FNMA	7.000	04/01/37	1,666,100
2,307,165		FNMA	6.500	08/01/37	2,520,280
552,971		FNMA	6.500	08/01/37	609,656
1,147,371		FNMA	6.000	09/01/37	1,265,310
1,206,567		FNMA	6.000	09/01/37	1,330,486
717,616		FNMA	6.000	09/01/37	791,110
927,016		FNMA	6.000	09/01/37	1,021,872
1,887,892		FNMA	6.500	09/01/37	2,062,277
172,742		FNMA	6.500	09/01/37	189,066
3,444,755	i	FNMA	5.870	10/01/37	3,689,329
591,888		FNMA	7.000	11/01/37	659,933
347,392		FNMA	6.500	01/01/38	379,481
124,475		FNMA	6.500	02/01/38	136,154
2,106,590		FNMA	6.500	03/01/38	2,299,413
50,235		FNMA	6.500	03/01/38	54,833
917,523		FNMA	5.000	05/01/38	966,556
4,176,660		FNMA	6.000	07/01/38	4,494,140
1,182,164	i	FNMA	4.930	10/01/38	1,257,335
2,556,861		FNMA	4.500	01/01/39	2,667,153
2,465,393		FNMA	4.500	02/01/39	2,571,740
1,120,208		FNMA	4.500	02/01/39	1,168,529
3,532,161		FNMA	4.500	05/01/39	3,682,867
3,082,273		FNMA	4.500	08/01/39	3,213,785
19,774,733	h	FNMA	4.500	09/01/40	20,615,372
12,782,439	h	FNMA	4.500	09/01/40	13,325,831
5,000,000	h	FNMA	3.500	11/25/40	5,022,655
37,000,000	h	FNMA	4.000	11/25/40	37,925,000
58,000,000	h	FNMA	4.500	11/25/40	60,265,597
38,000,000	h	FNMA	5.000	11/25/40	39,959,356
68,000,000	h	FNMA	5.500	11/25/40	72,218,109
63,000,000	h	FNMA	6.000	11/25/40	67,587,157

22

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$10,000,000	h	FNMA	6.500%	11/25/40	$10,884,380
		Government National Mortgage Association (GNMA)
303		GNMA	7.000	01/15/28	346
2,000		GNMA	7.000	02/15/28	2,283
2,006		GNMA	7.000	06/15/28	2,290
2,873		GNMA	7.000	06/15/28	3,279
36,867		GNMA	6.500	09/15/28	41,508
7,524		GNMA	6.500	09/15/28	8,471
25,756		GNMA	6.500	11/15/28	28,998
9,461		GNMA	7.500	11/15/28	10,822
635		GNMA	8.500	07/15/30	763
28,095		GNMA	8.500	10/15/30	33,724
24,428		GNMA	8.500	10/20/30	29,207
3,757		GNMA	8.500	12/15/30	4,511
5,846		GNMA	7.000	06/20/31	6,648
3,133		GNMA	6.500	07/15/31	3,516
27,162		GNMA	7.000	07/15/31	31,052
13,725		GNMA	7.000	07/15/31	15,691
14,813		GNMA	7.500	02/15/32	16,974
2,234		GNMA	6.500	03/15/33	2,489
639,533		GNMA	5.500	07/15/33	691,661
1,452,542		GNMA	5.500	09/15/33	1,570,937
556,937		GNMA	5.500	02/20/35	600,701
4,195,644		GNMA	5.000	03/20/35	4,498,769
3,844,817		GNMA	5.500	05/20/35	4,146,948
1,417,552		GNMA	5.500	02/20/36	1,526,586
261,444		GNMA	6.000	10/20/36	284,663
272,460		GNMA	6.000	01/20/37	296,051
2,594,853		GNMA	5.500	02/15/37	2,794,192
882,147		GNMA	6.000	02/20/37	958,529
287,809		GNMA	6.000	12/15/37	312,859
2,099,502		GNMA	5.000	04/15/38	2,238,933
2,200,839		GNMA	5.500	07/15/38	2,369,222
2,263,976		GNMA	5.500	07/20/38	2,434,428
838,809		GNMA	6.000	08/15/38	911,554
850,607		GNMA	6.000	08/20/38	924,241
16,000,000	h	GNMA	5.500	10/15/38	17,200,000
777,428		GNMA	6.500	11/20/38	853,801
255,874		GNMA	4.500	03/15/39	269,698
6,005,305		GNMA	4.500	05/15/39	6,329,772
6,577,040		GNMA	5.000	06/15/39	7,058,573
6,054,713		GNMA	5.000	06/15/39	6,498,081
3,125,471		GNMA	4.500	07/20/39	3,298,288
351,148		GNMA	5.000	07/20/39	375,119
1,212,262		GNMA	4.000	08/15/39	1,255,789
35,000,000	h	GNMA	4.500	10/15/39	36,815,625
44,000,000	h	GNMA	5.000	10/15/39	46,846,272
8,000,000	h	GNMA	6.000	10/15/39	8,680,000
1,398,712		GNMA	5.000	04/15/40	1,491,602
13,000,000	h	GNMA	5.000	10/20/40	13,865,254
2,307,383		GNMA	6.230	09/15/43	2,480,183
3,703,370		GNMA	6.500	01/15/44	4,144,699

		TOTAL MORTGAGE BACKED			862,832,773

23

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MUNICIPAL BONDS - 0.6%
$630,000		Charlotte-Mecklenburg Hospital Authority	5.000%	08/01/15	$685,736
2,345,000		Grant County Public Utility District No 2	5.630	01/01/27	2,551,923
5,625,000		Long Island Power Authority	5.850	05/01/41	5,740,537
3,515,000		State of California	7.630	03/01/40	3,866,078
3,560,000		State of Illinois	6.730	04/01/35	3,558,256

		TOTAL MUNICIPAL BONDS			16,402,530

U.S. TREASURY SECURITIES - 18.6%
43,786,000		United States Treasury Bond	8.000	11/15/21	66,041,592
2,810,000		United States Treasury Bond	6.380	08/15/27	3,970,002
25,520,000		United States Treasury Bond	5.250	02/15/29	32,250,900
14,239,000		United States Treasury Bond	5.380	02/15/31	18,332,713
96,000		United States Treasury Bond	4.500	02/15/36	110,385
6,635,000		United States Treasury Bond	3.500	02/15/39	6,419,363
6,033,500		United States Treasury Bond	4.380	05/15/40	6,776,405
10,800,000		United States Treasury Bond	3.880	08/15/40	11,164,500
4,240,000		United States Treasury Note	1.000	08/31/11	4,268,158
11,505,000		United States Treasury Note	1.000	09/30/11	11,585,443
3,375,000		United States Treasury Note	1.000	12/31/11	3,403,478
6,375,000		United States Treasury Note	1.000	04/30/12	6,439,260
10,310,000		United States Treasury Note	1.880	06/15/12	10,574,596
515,000		United States Treasury Note	0.630	06/30/12	517,091
1,675,000		United States Treasury Note	0.630	07/31/12	1,682,002
2,730,000		United States Treasury Note	1.380	10/15/12	2,781,188
540,000		United States Treasury Note	0.750	08/15/13	542,025
4,245,000		United States Treasury Note	3.130	08/31/13	4,552,763
103,215,000		United States Treasury Note	0.750	09/15/13	103,553,647
6,988,000		United States Treasury Note	2.750	10/31/13	7,431,305
18,597,000		United States Treasury Note	2.000	11/30/13	19,358,324
12,452,000		United States Treasury Note	1.880	04/30/14	12,912,139
28,295,000		United States Treasury Note	2.250	05/31/14	29,731,848
18,155,000		United States Treasury Note	2.630	06/30/14	19,327,976
14,961,000		United States Treasury Note	2.380	08/31/14	15,785,022
28,924,000		United States Treasury Note	2.380	10/31/14	30,528,385
3,520,000		United States Treasury Note	2.130	11/30/14	3,678,949
17,305,000		United States Treasury Note	2.250	01/31/15	18,159,434
14,749,000		United States Treasury Note	2.500	04/30/15	15,636,241
5,323,000		United States Treasury Note	1.880	06/30/15	5,485,186
26,262,000		United States Treasury Note	1.250	08/31/15	26,253,806
705,000		United States Treasury Note	2.630	02/29/16	749,227
610,000		United States Treasury Note	3.000	02/28/17	656,036
12,885,000		United States Treasury Note	1.880	08/31/17	12,873,932
900,000		United States Treasury Note	2.630	08/15/20	908,438
10,310,000	j	United States Treasury Strip Principal	0.000	08/15/27	5,722,339

		TOTAL U.S. TREASURY SECURITIES			520,164,098

		TOTAL GOVERNMENT BONDS			1,698,764,734
		(Cost $1,626,851,127)

24

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

STRUCTURED ASSETS - 6.4%

ASSET BACKED - 1.6%
$935,000		AmeriCredit Automobile Receivables Trust	5.190%	08/17/15	$983,617
		Series - 2010 1 (Class C)
2,000,000		AmeriCredit Automobile Receivables Trust	3.340	04/08/16	2,007,837
		Series - 2010 3 (Class C)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0
		Series - 2006 WMC1 (Class N1)
6,405,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	6,852,162
		Series - 2009 2A (Class A)
375,000		CarMax Auto Owner Trust	3.750	12/15/15	389,230
		Series - 2010 1 (Class B)
647,389	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	489,822
		Series - 2004 2 (Class 1M1)
647,389	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	253,516
		Series - 2004 2 (Class 1B)
807,475		CIT Group Home Equity Loan Trust	6.200	02/25/30	741,403
		Series - 2002 1 (Class AF6)
954,213		Citicorp Mortgage Securities, Inc	5.710	07/25/36	965,585
		Series - 2006 1 (Class A3)
1,834,338		Citicorp Mortgage Securities, Inc	5.560	09/25/36	1,852,878
		Series - 2006 2 (Class A3)
1,470,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	1,403,336
		Series - 2006 15 (Class A2)
121,061	i	Countrywide Home Equity Loan Trust	0.480	02/15/29	66,622
		Series - 2004 B (Class 1A)
1,016,383	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	1,003,093
		Series - 2007 MX1 (Class A1)
6,285,069	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	5,328,594
		Series - 2007 1A (Class AF3)
70,000	g	Ford Credit Floorplan Master Owner Trust	4.640	02/15/17	75,321
		Series - 2010 3 (Class B)
655,104		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	607,466
		Series - 2006 HLTV (Class A3)
1,265,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	848,423
		Series - 2006 HLTV (Class A4)
470,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	518,757
		Series - 2009 2A (Class A2)
354,572		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	357,768
		Series - 2007 1 (Class A1F)
599,665	i	Morgan Stanley ABS Capital I	0.270	01/25/37	590,852
		Series - 2007 HE2 (Class A2A)
6,673,044	i	Residential Asset Mortgage Products, Inc	0.880	11/25/34	5,912,456
		Series - 2004 RS11 (Class M1)
212,955	i	Residential Asset Securities Corp	6.490	10/25/30	184,448
		Series - 2001 KS2 (Class AI6)
966,299		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	946,873
		Series - 2006 HI5 (Class A2)
2,345,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	1,939,149
		Series - 2006 HI5 (Class A3)
274,694		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	272,815

25

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

		Series - 2006 HI2 (Class A2)
$1,895,000		Residential Funding Mortgage Securities II, Inc	5.960%	02/25/36	$1,692,406
		Series - 2006 HI3 (Class A3)
185,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	63,158
		Series - 2006 HI1 (Class M2)
6,335,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	5,324,656
		Series - 2006 HI4 (Class A3)
1,020,526	i	Securitized Asset Backed Receivables LLC Trust	0.410	03/25/36	969,671
		Series - 2006 NC2 (Class A2)
255,000	g	Vornado DP LLC	4.000	09/13/28	262,325
		Series - 2010 VNO (Class A2FX)
572,837	g,i	Wachovia Loan Trust	0.620	05/25/35	349,234
		Series - 2005 SD1 (Class A)
868,658	i	Wells Fargo Home Equity Trust	0.400	07/25/36	803,803
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			44,057,276

OTHER MORTGAGE BACKED - 4.8%
1,235,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	1,297,624
		Series - 2006 6 (Class A4)
2,285,000	i	Banc of America Commercial Mortgage, Inc	5.870	04/10/49	2,338,275
		Series - 2007 2 (Class A4)
6,735,000	i	Banc of America Commercial Mortgage, Inc	5.660	06/10/49	6,950,253
		Series - 2007 3 (Class A4)
244,096		Bank of America Alternative Loan Trust	5.500	09/25/19	253,439
		Series - 2004 8 (Class 3A1)
890,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	939,619
		Series - 2006 PW14 (Class A4)
775,000	i	Bear Stearns Commercial Mortgage Securities	5.620	03/11/39	855,379
		Series - 2006 PW11 (Class A4)
855,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	911,087
		Series - 2005 PWR8 (Class A4)
1,740,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	1,912,379
		Series - 2004 PWR4 (Class A3)
1,490,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	1,475,249
		Series - 2006 PW13 (Class AM)
1,375,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	1,517,639
		Series - 2006 T24 (Class A4)
1,830,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	1,949,388
		Series - 2004 T16 (Class A6)
2,400,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	2,590,791
		Series - 2007 PW17 (Class A4)
2,045,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	2,200,682
		Series - 2007 PW18 (Class A4)
1,405,000		Chase Mortgage Finance Corp	5.500	10/25/35	1,426,499
		Series - 2005 S2 (Class A24)
1,615,000		Citigroup, Inc	5.320	12/11/49	1,673,793
		Series - 2007 CD4 (Class A4)
2,805,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	3,053,193
		Series - 2007 C9 (Class A4)
1,529,299		Countrywide Alternative Loan Trust	5.500	08/25/16	1,343,544
		Series - 2004 30CB (Class 1A15)

26

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$550,179		Countrywide Home Loan Mortgage Pass Through Trust	5.250%	09/25/35	$563,606
		Series - 2005 17 (Class 1A10)
797,353		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	795,471
		Series - 2005 J3 (Class 1A1)
2,699,491	g,i	Credit Suisse Mortgage Capital Certificates	0.440	04/15/22	2,381,271
		Series - 2007 TF2A (Class A1)
		Credit Suisse/Morgan Stanley Commercial Mortgage
759,178	g,i	Certificate	0.450	05/15/23	728,135
		Series - 2006 HC1A (Class A1)
860,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	903,379
		Series - 2003 C3 (Class A5)
815,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	829,175
		Series - 2003 C3 (Class B)
1,720,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	1,863,212
		Series - 2005 C5 (Class A4)
625,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	566,967
		Series - 2005 C5 (Class AJ)
1,560,936		Federal National Mortgage Association (FNMA)	4.500	03/25/33	1,672,237
		Series - 2005 95 (Class LN)
930,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	1,009,742
		Series - 2003 C3 (Class A4)
1,601,460	i	GMAC Mortgage Corp Loan Trust	4.570	10/19/33	1,623,688
		Series - 2003 AR1 (Class A5)
1,275,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	1,374,782
		Series - 2005 GG5 (Class A5)
7,255,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	7,230,125
		Series - 2006 GG7 (Class AM)
1,990,000	i	Greenwich Capital Commercial Funding Corp	6.080	07/10/38	2,180,371
		Series - 2006 GG7 (Class A4)
6,055,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	6,382,610
		Series - 2007 GG9 (Class A4)
1,685,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	1,555,593
		Series - 2007 GG9 (Class AM)
3,870,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	4,050,060
		Series - 2007 GG11 (Class A4)
1,235,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	1,329,769
		Series - 2006 GG6 (Class A4)
2,040,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	1,999,092
		Series - 2006 GG6 (Class AM)
3,715,000		GS Mortgage Securities Corp II	5.560	11/10/39	3,956,882
		Series - 2006 GG8 (Class A4)
810,280	i	GSR Mortgage Loan Trust	4.920	01/25/36	781,831
		Series - 2006 AR1 (Class 2A2)
1,500,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.440	02/15/20	1,344,207
		Series - 2006 FL1A (Class A2)
1,010,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	1,150,904
		Series - 2009 IWST (Class A2)
2,930,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	3,047,221
		Series - 2006 LDP9 (Class A3)
10,475,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.440	06/12/47	10,979,775
		Series - 2007 CB18 (Class A4)
3,975,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	4,107,219

27

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

		Series - 2007 LD11 (Class A4)
$1,501,392	i	JP Morgan Mortgage Trust	4.310%	04/25/35	$1,516,108
		Series - 2005 A2 (Class 5A1)
1,520,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	1,623,950
		Series - 2005 C1 (Class A4)
1,150,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	1,229,411
		Series - 2005 C2 (Class A5)
610,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	646,596
		Series - 2003 C1 (Class A4)
4,725,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	4,977,784
		Series - 2007 C1 (Class A4)
2,680,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	2,803,357
		Series - 2007 C2 (Class A3)
806,063	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	817,048
		Series - 2005 CIP1 (Class AM)
655,000	i	Merrill Lynch Mortgage Trust	5.840	05/12/39	714,779
		Series - 2006 C1 (Class A4)
1,310,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590	02/12/39	1,450,866
		Series - 2006 1 (Class A4)
1,225,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.160	08/12/49	1,168,190
		Series - 2007 8 (Class AM)
2,765,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	2,864,125
		Series - 2006 4 (Class A3)
270,378		Morgan Stanley Capital I	4.690	06/13/41	271,074
		Series - 2004 T15 (Class A2)
1,390,000	i	Morgan Stanley Capital I	5.270	06/13/41	1,515,324
		Series - 2004 T15 (Class A4)
1,685,000		Morgan Stanley Capital I	5.170	01/14/42	1,821,112
		Series - 2005 HQ5 (Class A4)
5,380,000	i	Morgan Stanley Capital I	5.450	02/12/44	5,611,969
		Series - 2007 HQ11 (Class A4)
1,630,000		Morgan Stanley Capital I	5.360	03/15/44	1,694,977
		Series - 2007 IQ13 (Class A4)
630,000	i	Morgan Stanley Capital I	5.730	07/12/44	696,403
		Series - 2006 HQ9 (Class A4)
580,000	i	Morgan Stanley Capital I	5.540	11/12/49	577,266
		Series - 2007 T25 (Class AM)
685,000		Morgan Stanley Capital I	4.770	07/15/56	596,076
		Series - 0 IQ9 (Class AJ)
626,945	i	Structured Adjustable Rate Mortgage Loan Trust	0.640	03/25/35	607,949
		Series - 2005 6XS (Class A3)
691,621	i	Structured Adjustable Rate Mortgage Loan Trust	5.750	07/25/36	697,201
		Series - 2006 6 (Class 2A1)
680,000	i	Wachovia Bank Commercial Mortgage Trust	5.530	12/15/44	615,609
		Series - 2005 C22 (Class AJ)
1,455,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	1,519,034
		Series - 2007 C33 (Class A4)

		TOTAL OTHER MORTGAGE BACKED			133,132,365

		TOTAL STRUCTURED ASSETS			177,189,641
		(Cost $168,651,844)

		TOTAL BONDS			2,751,786,912
		(Cost $2,614,148,331)

28

TIAA-CREF FUNDS – Bond Fund

SHARES		COMPANY	RATE	MATURITY DATE	VALUE

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
104,857	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380%	12/30/49	$45,089
326,458	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	142,009

		TOTAL BANKS			187,098

		TOTAL PREFERRED STOCKS			187,098
		(Cost $10,782,875)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 18.4%
GOVERNMENT AGENCY DEBT - 12.4%
	Federal Home Loan Bank (FHLB)
$85,000,000	FHLB	10/01/10	85,000,000
6,825,000	FHLB	10/08/10	6,824,788
12,720,000	FHLB	10/13/10	12,719,364
12,060,000	FHLB	10/22/10	12,058,874
18,565,000	FHLB	11/05/10	18,561,751
25,795,000	FHLB	11/10/10	25,790,414
	Federal Home Loan Mortgage Corp (FHLMC)
15,000,000	FHLMC	10/22/10	14,998,644
15,080,000	FHLMC	10/25/10	15,078,241
16,635,000	FHLMC	11/15/10	16,631,465
25,000,000	FHLMC	11/19/10	24,994,385
21,885,000	FHLMC	12/06/10	21,879,376
14,230,000	FHLMC	12/13/10	14,225,959
26,625,000	FHLMC	12/14/10	26,617,331
	Federal National Mortgage Association (FNMA)
6,445,000	FNMA	10/25/10	6,444,162
17,130,000	FNMA	10/27/10	17,127,897
12,215,000	FNMA	11/15/10	12,212,328
13,425,000	FNMA	12/08/10	13,421,456

	TOTAL GOVERNMENT AGENCY DEBT		344,586,435

TREASURY DEBT - 6.0%
20,300,000	United States Treasury Bill	10/21/10	20,297,463
46,470,000	United States Treasury Bill	11/12/10	46,461,916
41,765,000	United States Treasury Bill	11/18/10	41,756,536
13,750,000	United States Treasury Bill	11/26/10	13,746,214
11,000,000	United States Treasury Bill	12/16/10	10,996,986
15,000,000	United States Treasury Bill	12/23/10	14,995,260
20,000,000	United States Treasury Note	03/31/11	20,065,620

	TOTAL TREASURY DEBT		168,319,995

29

TIAA-CREF FUNDS – Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

	TOTAL SHORT-TERM INVESTMENTS			$512,906,430
	(Cost $512,897,462)

	TOTAL INVESTMENTS - 116.9%			3,264,880,440
	(Cost $3,137,828,668)
	OTHER ASSETS & LIABILITIES, NET - (16.9)%			(470,847,751)

	NET ASSETS - 100.0%			$2,794,032,689

Abbreviation(s):
	ABS	Asset-Based Security
	REIT	Real Estate Investment Trust

*	Non-income producing.
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2010 the value of these securities amounted to $144,090,637 or 5.16% of net assets.

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
n	In default.

30

TIAA-CREF FUNDS – Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.8%

CONSUMER DURABLES & APPAREL - 0.2%
$921,249		Hanesbrands, Inc	5.250%	11/17/15	$928,509

		TOTAL CONSUMER DURABLES & APPAREL			928,509

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
990,240	i	IMS Health, Inc	5.250	02/26/16	994,983

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			994,983

MATERIALS - 0.4%
939,933	i	JohnsonDiversey, Inc	5.500	11/24/15	941,503
992,462	i	Nalco Co	6.500	05/13/16	989,732
987,539	i	Reynolds Consumer Products Term Loan	6.250	11/16/15	992,250

		TOTAL MATERIALS			2,923,485

		TOTAL BANK LOAN OBLIGATIONS			4,846,977
		(Cost $4,845,180)

BONDS - 94.3%

CORPORATE BONDS - 33.0%

AUTOMOBILES & COMPONENTS - 0.2%
500,000		Harsco Corp	5.130	09/15/13	549,260
500,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	516,383

		TOTAL AUTOMOBILES & COMPONENTS			1,065,643

BANKS - 5.3%
610,000	g	Akbank TAS	5.130	07/22/15	607,620
500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.880	09/25/17	502,500
500,000	g	Banco Bradesco S.A.	5.900	01/16/21	507,500
340,000	g	Banco de Credito del Peru	5.380	09/16/20	343,400
285,000	g	Banco del Estado de Chile	4.130	10/07/20	282,834
500,000	g	Banco do Brasil S.A.	6.000	01/22/20	557,500
500,000	g	Banco do Brasil S.A.	5.380	01/15/21	502,185
500,000	g	Banco Santander Brasil	4.500	04/06/15	513,797
500,000	g,i	Banco Santander Chile	1.770	04/20/12	499,779
280,000	g	Banco Santander Chile	3.750	09/22/15	283,837
365,000		BanColombia S.A.	6.130	07/26/20	378,688
25,000		Bank of America Corp	4.900	05/01/13	26,697
350,000		Bank of America Corp	7.380	05/15/14	402,274
100,000		Bank of America Corp	3.700	09/01/15	101,029
650,000		Bank of America Corp	5.300	03/15/17	668,986
25,000		Bank of America Corp	6.000	09/01/17	27,068
350,000		Bank of America Corp	5.750	12/01/17	374,204

31

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000	g	Bank of China Hong Kong Ltd	5.550%	02/11/20	$528,067
375,000		Bank of New York Mellon Corp	4.300	05/15/14	411,739
275,000		Bank of New York Mellon Corp	5.450	05/15/19	320,990
550,000		Bank One Corp	5.250	01/30/13	592,770
150,000		BB&T Corp	3.850	07/27/27	157,198
500,000	g	BBVA Bancomer S.A.	7.250	04/22/20	537,121
300,000		Citigroup, Inc	5.100	09/29/11	311,739
325,000		Citigroup, Inc	6.000	12/13/13	356,325
275,000		Citigroup, Inc	5.500	10/15/14	298,394
300,000		Citigroup, Inc	6.130	05/15/18	327,304
550,000		Citigroup, Inc	5.380	08/09/20	569,048
525,000		Citigroup, Inc	6.880	03/05/38	586,386
275,000		Citigroup, Inc	8.130	07/15/39	347,376
2,700,000	g	Depfa ACS Bank	5.130	03/16/37	1,994,257
250,000		Deutsche Bank AG.	3.880	08/18/14	267,339
345,000		Discover Bank	7.000	04/15/20	375,312
1,140,000		Eksportfinans ASA	2.000	09/15/15	1,142,828
250,000		Golden West Financial Corp	4.750	10/01/12	265,754
500,000	g	Hana Bank	4.500	10/30/15	522,629
500,000	g	HSBC Bank plc	4.130	08/12/20	508,153
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	262,370
483,000	g	ICICI Bank Ltd	5.500	03/25/15	509,622
500,000	g	ITAU UNIBANCO HLDG S.A.	5.750	01/22/21	502,674
275,000		JPMorgan Chase & Co	4.500	01/15/12	287,536
1,300,000		JPMorgan Chase & Co	4.400	07/22/20	1,331,338
475,000		JPMorgan Chase & Co	6.400	05/15/38	568,301
500,000		KeyBank NA	3.200	06/15/12	522,668
250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	242,057
1,100,000		Mellon Funding Corp	6.400	05/14/11	1,137,906
125,000		Noble Holding International Ltd	3.450	08/01/15	130,262
350,000		Noble Holding International Ltd	4.900	08/01/20	376,332
2,000,000		Regions Bank	3.250	12/09/11	2,064,931
200,000		Regions Financial Corp	4.880	04/26/13	202,436
200,000		Regions Financial Corp	5.750	06/15/15	203,452
500,000	g	Shinhan Bank	4.380	09/15/15	519,306
500,000	i	Shinhan Bank	5.660	03/02/35	487,583
2,000,000		Sovereign Bancorp, Inc	2.750	01/17/12	2,059,364
500,000	g,i	Standard Chartered plc	6.410	12/30/49	474,624
350,000	g	State Bank of India	4.500	07/27/15	367,677
450,000		State Street Corp	4.300	05/30/14	494,727
125,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	131,209
100,000		Union Bank of California NA	5.950	05/11/16	109,944
375,000		Wachovia Bank NA	4.800	11/01/14	404,937
350,000		Wachovia Bank NA	5.850	02/01/37	359,653
1,850,000		Wells Fargo & Co	4.750	02/09/15	1,981,288
200,000		Zions Bancorporation	7.750	09/23/14	211,919

		TOTAL BANKS			32,944,743

CAPITAL GOODS - 0.7%
500,000	g	Adaro Indonesia PT	7.630	10/22/19	545,000
100,000		Black & Decker Corp	8.950	04/15/14	123,260
150,000		CRH America, Inc	6.950	03/15/12	160,121

32

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		DIRECTV Holdings LLC	3.550%	03/15/15	$519,022
270,000	g	Gol Finance	9.250	07/20/20	278,775
265,000		Goodrich Corp	6.130	03/01/19	316,973
190,000		John Deere Capital Corp	2.950	03/09/15	200,701
630,000	g	Myriad International Holding BV	6.380	07/28/17	652,428
145,000		Tyco International Finance S.A.	4.130	10/15/14	157,823
150,000		United Technologies Corp	6.050	06/01/36	177,565
200,000		United Technologies Corp	5.700	04/15/40	229,106
500,000		Valmont Industries, Inc	6.630	04/20/20	515,112

		TOTAL CAPITAL GOODS			3,875,886

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
500,000		Corrections Corp of America	7.750	06/01/17	537,500
250,000		Daimler Finance North America LLC	5.880	03/15/11	255,715
250,000		Daimler Finance North America LLC	5.750	09/08/11	261,039
268,000		Iron Mountain, Inc	7.750	01/15/15	270,680
420,000		Iron Mountain, Inc	8.380	08/15/21	454,125
340,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	349,974
100,000		News America, Inc	7.250	05/18/18	124,111
250,000		News America, Inc	7.630	11/30/28	299,458
250,000		News America, Inc	6.200	12/15/34	270,069
325,000		News America, Inc	6.650	11/15/37	373,844
250,000		News America, Inc	6.900	08/15/39	294,610
285,000		Republic Services, Inc	5.000	03/01/20	310,248
145,000		Republic Services, Inc	5.250	11/15/21	160,206
375,000		Republic Services, Inc	6.200	03/01/40	423,882
555,000	g	Visant Corp	10.000	10/01/17	579,974
335,000		Waste Management, Inc	6.130	11/30/39	370,962

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			5,336,397

CONSUMER DURABLES & APPAREL - 0.5%
500,000		Alliant Techsystems, Inc	6.880	09/15/20	508,125
400,000		Whirlpool Corp	8.000	05/01/12	435,884
1,100,000		Whirlpool Corp	8.600	05/01/14	1,309,749
500,000		Xerox Corp	7.630	06/15/13	506,355

		TOTAL CONSUMER DURABLES & APPAREL			2,760,113

CONSUMER SERVICES - 0.2%
200,000		McDonald’s Corp	3.500	07/15/20	205,508
1,000,000		Speedway Motorsports, Inc	6.750	06/01/13	1,010,000

		TOTAL CONSUMER SERVICES			1,215,508

DIVERSIFIED FINANCIALS - 5.6%
175,000		American Express Co	7.000	03/19/18	210,767
600,000		American Express Co	8.130	05/20/19	774,843
225,000		Ameriprise Financial, Inc	5.300	03/15/20	248,591
500,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	499,501
250,000		Barclays Bank plc	5.200	07/10/14	277,156
70,000	g	Barclays Bank plc	6.050	12/04/17	75,914
500,000		BlackRock, Inc	3.500	12/10/14	530,563
355,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	377,982
250,000		Capital One Bank USA NA	8.800	07/15/19	319,516

33

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$350,000		Capital One Capital V	8.880%	05/15/40	$367,500
500,000	g	CCL Finance Ltd	9.500	08/15/14	586,250
300,000		Countrywide Financial Corp	6.250	05/15/16	322,885
300,000		Countrywide Home Loans, Inc	4.000	03/22/11	304,749
1,000,000		Credit Suisse	5.500	05/01/14	1,120,176
250,000		Credit Suisse	5.300	08/13/19	276,956
125,000		Credit Suisse	4.380	08/05/20	127,658
500,000		Fibria Overseas Finance Ltd	7.500	05/04/20	530,625
500,000		Ford Motor Credit Co LLC	7.500	08/01/12	530,780
300,000		Franklin Resources, Inc	3.130	05/20/15	316,133
225,000		General Electric Capital Corp	2.800	01/08/13	231,717
2,700,000		General Electric Capital Corp	5.500	06/04/14	3,014,190
525,000		General Electric Capital Corp	3.500	06/29/15	549,272
200,000		General Electric Capital Corp	4.380	09/16/20	200,741
400,000		General Electric Capital Corp	6.880	01/10/39	459,358
2,000,000		GMAC, Inc	2.200	12/19/12	2,067,587
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	424,375
600,000		Goldman Sachs Group, Inc	5.700	09/01/12	645,809
600,000		Goldman Sachs Group, Inc	4.750	07/15/13	644,187
250,000		Goldman Sachs Group, Inc	3.700	08/01/15	255,778
575,000		Goldman Sachs Group, Inc	5.350	01/15/16	632,164
175,000		Goldman Sachs Group, Inc	7.500	02/15/19	208,207
225,000		Goldman Sachs Group, Inc	5.380	03/15/20	237,153
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	150,442
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	389,784
650,000		HSBC Finance Corp	5.250	01/14/11	657,794
1,500,000		HSBC Finance Corp	6.380	11/27/12	1,640,566
160,000	g	Hyundai Capital America	3.750	04/06/16	159,352
415,000		International Lease Finance Corp	5.750	06/15/11	417,075
200,000	g	International Lease Finance Corp	6.500	09/01/14	214,500
150,000	g	International Lease Finance Corp	8.630	09/15/15	160,500
275,000	g	Kazakhstan Temir Zholy Finance BV	6.380	10/06/20	274,659
300,000		Kreditanstalt fuer Wiederaufbau	4.880	01/17/17	350,333
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	538,727
500,000	n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	50
250,000	g	Lloyds TSB Bank plc	5.800	01/13/20	261,895
275,000		MBNA Corp	6.130	03/01/13	297,744
1,650,000		Merrill Lynch & Co, Inc	5.450	02/05/13	1,772,001
300,000		Merrill Lynch & Co, Inc	6.400	08/28/17	328,292
500,000		Merrill Lynch & Co, Inc	6.880	04/25/18	560,848
500,000		Morgan Stanley	5.380	10/15/15	536,495
900,000		Morgan Stanley	5.450	01/09/17	949,145
250,000		Morgan Stanley	6.630	04/01/18	277,164
725,000		Morgan Stanley	7.300	05/13/19	833,881
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	258,362
175,000		NASDAQ OMX Group, Inc	5.550	01/15/20	185,973
400,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	447,834
250,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	358,004
2,000,000		New York Community Bank	3.000	12/16/11	2,059,718
500,000	g	Odebrecht Finance Ltd	7.000	04/21/20	535,000
600,000	g	Principal Life Global Funding I	5.130	10/15/13	652,909
500,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	514,315

34

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$700,000	g,i	Rabobank Nederland NV	11.000%	12/30/49	$910,000
250,000		UBS AG.	4.880	08/04/20	263,605
125,000		USB Capital XIII Trust	6.630	12/15/39	127,844
500,000	g	Waha Aerospace BV	3.930	07/28/20	513,800

		TOTAL DIVERSIFIED FINANCIALS			34,967,694

ENERGY - 4.2%
150,000		Anadarko Petroleum Corp	8.700	03/15/19	182,409
275,000		Anadarko Petroleum Corp	6.200	03/15/40	268,093
250,000		Apache Corp	5.100	09/01/40	251,513
500,000		Arch Coal, Inc	8.750	08/01/16	551,250
237,000		Arch Western Finance LLC	6.750	07/01/13	239,666
500,000		Atlas Energy Operating Co LLC	10.750	02/01/18	553,750
125,000		Baker Hughes, Inc	5.130	09/15/40	130,186
300,000		BJ Services Co	5.750	06/01/11	310,089
525,000		BP Capital Markets plc	3.130	03/10/12	535,281
250,000		BP Capital Markets plc	3.880	03/10/15	260,107
500,000		BP Capital Markets plc	3.130	10/01/15	502,627
275,000		Burlington Resources Finance Co	7.200	08/15/31	346,544
250,000		Chesapeake Energy Corp	7.630	07/15/13	272,500
250,000		Chesapeake Energy Corp	6.500	08/15/17	259,375
575,000		ConocoPhillips	6.500	02/01/39	720,220
479,650		Dolphin Energy Ltd	5.890	06/15/19	517,542
250,000	g	Drummond Co, Inc	9.000	10/15/14	264,063
500,000	g	Drummond Co, Inc	7.380	02/15/16	509,375
500,000		Ecopetrol S.A.	7.630	07/23/19	605,000
500,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	552,542
200,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	205,136
125,000		EnCana Corp	6.500	05/15/19	153,011
100,000		EnCana Corp	6.630	08/15/37	117,445
500,000		Encore Acquisition Co	9.500	05/01/16	558,125
425,000		Enterprise Products Operating LLC	4.600	08/01/12	447,585
275,000		Enterprise Products Operating LLC	5.600	10/15/14	310,509
75,000		Enterprise Products Operating LLC	5.000	03/01/15	82,577
250,000		Enterprise Products Operating LLC	6.130	10/15/39	269,092
350,000		EOG Resources, Inc	4.400	06/01/20	380,181
500,000		Gaz Capital S.A.	6.210	11/22/16	532,550
500,000		Gaz Capital S.A.	6.510	03/07/22	532,500
175,000		Hess Corp	8.130	02/15/19	230,093
385,000		Hess Corp	6.000	01/15/40	422,984
500,000		Husky Energy, Inc	6.250	06/15/12	537,703
125,000		Husky Energy, Inc	6.800	09/15/37	141,222
500,000		Inergy LP	6.880	12/15/14	510,000
175,000		Marathon Oil Corp	6.500	02/15/14	200,954
350,000		Nexen, Inc	6.400	05/15/37	381,392
250,000		Nexen, Inc	7.500	07/30/39	307,179
500,000		Peabody Energy Corp	7.380	11/01/16	545,000
100,000		Pemex Project Funding Master Trust	5.750	03/01/18	109,593
350,000		Pemex Project Funding Master Trust	6.630	06/15/35	382,351
125,000		Pemex Project Funding Master Trust	6.630	06/15/38	134,621
500,000		Petrobras International Finance Co	7.880	03/15/19	623,551
494,000		Petrobras International Finance Co	6.880	01/20/40	565,503

35

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$450,000		Petroleos Mexicanos	5.500%	01/21/21	$479,250
100,000		Petroleos Mexicanos	8.000	05/03/19	124,000
430,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	526,750
1,000,000	g	Petronas Capital Ltd	5.250	08/12/19	1,100,430
500,000		Range Resources Corp	7.500	05/15/16	522,500
100,000		Range Resources Corp	7.250	05/01/18	105,000
422,972		Ras Laffan Liquefied Natural Gas Co Ltd	5.300	09/30/20	457,233
250,000		SEACOR Holdings, Inc	7.380	10/01/19	272,622
250,000		Shell International Finance BV	3.100	06/28/15	263,194
525,000		Shell International Finance BV	4.300	09/22/19	575,823
125,000		Shell International Finance BV	6.380	12/15/38	158,486
995,000		Southwestern Energy Co	7.500	02/01/18	1,124,349
200,000		Statoil ASA	2.900	10/15/14	209,807
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	548,703
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	233,750
125,000		Vale Overseas Ltd	6.250	01/23/17	143,083
250,000		Vale Overseas Ltd	4.630	09/15/20	258,210
125,000		Vale Overseas Ltd	6.880	11/21/36	142,807
205,000		Vale Overseas Ltd	6.880	11/10/39	234,922
150,000		Weatherford Bermuda Holdings Ltd	5.130	09/15/20	153,342
175,000		Weatherford Bermuda Holdings Ltd	6.750	09/15/40	182,398
600,000		XTO Energy, Inc	6.250	04/15/13	678,609
300,000		XTO Energy, Inc	4.630	06/15/13	329,546
450,000		XTO Energy, Inc	5.500	06/15/18	539,066

		TOTAL ENERGY			25,876,869

FOOD & STAPLES RETAILING - 0.3%
185,000		CVS Caremark Corp	3.250	05/18/15	193,236
50,000		CVS Caremark Corp	6.600	03/15/19	60,675
250,000		CVS Caremark Corp	4.750	05/18/20	271,919
275,000		Delhaize Group S.A.	5.880	02/01/14	310,383
250,000		Delhaize Group S.A.	6.500	06/15/17	298,096
75,000		Kroger Co	5.000	04/15/13	81,704
50,000		Kroger Co	6.800	12/15/18	60,867
250,000		Safeway, Inc	3.950	08/15/20	251,409
95,000		Stater Brothers Holdings	7.750	04/15/15	97,375
65,000		SuperValu, Inc	8.000	05/01/16	65,488

		TOTAL FOOD & STAPLES RETAILING			1,691,152

FOOD, BEVERAGE & TOBACCO - 1.2%
200,000		Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	225,758
300,000		Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	330,565
175,000		Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	211,464
475,000	g	BFF International Ltd	7.250	01/28/20	510,625
500,000		Constellation Brands, Inc	8.380	12/15/14	551,876
520,000	g	Corp Pesquera Inca Sac	9.000	02/10/17	538,200
500,000		Del Monte Corp	7.500	10/15/19	539,375
100,000		Dr Pepper Snapple Group, Inc	6.820	05/01/18	123,725
275,000		Dr Pepper Snapple Group, Inc	7.450	05/01/38	370,599
450,000		General Mills, Inc	5.650	02/15/19	527,059
500,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	521,955
500,000		Kraft Foods, Inc	6.500	02/09/40	585,432

36

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$250,000	g	Marfrig Overseas Ltd	9.500%	05/04/20	$265,313
150,000		PepsiAmericas, Inc	5.750	07/31/12	163,392
25,000		PepsiAmericas, Inc	4.380	02/15/14	27,512
175,000		PepsiCo, Inc	7.900	11/01/18	233,148
550,000		Philip Morris International, Inc	6.880	03/17/14	648,455
100,000		Philip Morris International, Inc	6.380	05/16/38	123,241
500,000	g	Smithfield Foods, Inc	10.000	07/15/14	575,000
300,000		TreeHouse Foods, Inc	7.750	03/01/18	322,500

		TOTAL FOOD, BEVERAGE & TOBACCO			7,395,194

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
500,000	g	DASA Finance Corp	8.750	05/29/18	561,750
367,000		DaVita, Inc	6.630	03/15/13	372,964
400,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	456,000
262,000	o	HCA, Inc	9.630	11/15/16	284,270
500,000		HCA, Inc	8.500	04/15/19	557,500
500,000		HCA, Inc	7.880	02/15/20	546,875
250,000		McKesson Corp	6.500	02/15/14	286,813
275,000		Medtronic, Inc	4.750	09/15/15	313,771
500,000		Quest Diagnostics, Inc	6.400	07/01/17	576,358
160,000		Thermo Fisher Scientific, Inc	4.700	05/01/20	178,713

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			4,135,014

HOUSEHOLD & PERSONAL PRODUCTS - 0.0%
250,000		Procter & Gamble Co	5.550	03/05/37	292,898

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			292,898

INSURANCE - 1.0%
275,000		ACE INA Holdings, Inc	5.880	06/15/14	312,448
240,000		Aetna, Inc	6.500	09/15/18	284,953
150,000		Aetna, Inc	6.630	06/15/36	171,376
375,000		Allstate Corp	7.450	05/16/19	468,509
400,000		Chubb Corp	6.000	05/11/37	459,764
80,000		CIGNA Corp	5.130	06/15/20	86,434
525,000		Hartford Financial Services Group, Inc	4.000	03/30/15	537,148
525,000		Hartford Financial Services Group, Inc	5.500	03/30/20	533,935
275,000		Hartford Financial Services Group, Inc	6.630	03/30/40	275,884
250,000		Lincoln National Corp	7.000	06/15/40	284,818
550,000		Metlife, Inc	5.000	06/15/15	610,390
525,000		Metlife, Inc	6.750	06/01/16	626,722
275,000		Metlife, Inc	5.700	06/15/35	292,340
300,000	g	Prudential Funding LLC	6.750	09/15/23	364,116
300,000		Travelers Cos, Inc	5.800	05/15/18	344,998
75,000		Travelers Cos, Inc	5.900	06/02/19	87,265
100,000		Unum Group	5.630	09/15/20	102,740
275,000		WellPoint, Inc	5.850	01/15/36	289,194
150,000		WR Berkley Corp	5.380	09/15/20	153,299

		TOTAL INSURANCE			6,286,333

MATERIALS - 2.0%
300,000		3M Co	5.700	03/15/37	353,538
350,000		Air Products & Chemicals, Inc	4.150	02/01/13	370,196

37

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$75,000		Airgas, Inc	4.500%	09/15/14	$80,101
250,000	g	Airgas, Inc	7.130	10/01/18	275,625
250,000		Alcoa, Inc	6.150	08/15/20	257,036
500,000	g	Anglo American Capital plc	2.150	09/27/13	503,630
500,000		ArcelorMittal	9.850	06/01/19	642,653
537,000		Ball Corp	7.130	09/01/16	579,960
120,000		Ball Corp	7.380	09/01/19	130,500
250,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	283,625
500,000	g	Braskem SA	7.000	05/07/20	528,125
500,000	g	Cemex SAB de C.V.	9.500	12/14/16	503,100
500,000		Crown Americas LLC	7.750	11/15/15	520,625
500,000	g	CSN Resources S.A.	6.500	07/21/20	533,125
375,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	418,594
750,000	g	Georgia-Pacific LLC	7.000	01/15/15	780,000
750,000	g	Georgia-Pacific LLC	8.250	05/01/16	833,437
590,000	g	Gerdau S.A.	5.750	01/30/21	598,629
710,000		Gold Fields Orogen Holdings	4.875	10/07/20	705,009
250,000		International Paper Co	7.300	11/15/39	279,873
125,000		Newmont Mining Corp	6.250	10/01/39	143,301
200,000		Praxair, Inc	5.250	11/15/14	229,252
250,000		Rio Tinto Finance USA Ltd	9.000	05/01/19	348,870
500,000	g	Sappi Papier Holding AG.	6.750	06/15/12	503,939
500,000		Silgan Holdings, Inc	7.250	08/15/16	530,625
340,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	358,124
500,000	g	Suzano Trading Ltd	5.880	01/23/21	500,000
130,000		Teck Resources Ltd	9.750	05/15/14	160,279
115,000		Teck Resources Ltd	10.750	05/15/19	144,820

		TOTAL MATERIALS			12,096,591

MEDIA - 1.6%
250,000		Comcast Corp	5.650	06/15/35	252,375
250,000		Comcast Corp	6.400	03/01/40	277,959
696,000	g	CSC Holdings LLC	8.500	04/15/14	766,470
750,000		DIRECTV Holdings LLC	7.630	05/15/16	836,250
500,000		DIRECTV Holdings LLC	5.200	03/15/20	541,192
500,000		DISH DBS Corp	7.880	09/01/19	538,125
624,000	i	Interpublic Group of Cos, Inc	2.380	11/15/10	622,440
250,000		Interpublic Group of Cos, Inc	6.250	11/15/14	265,625
187,000		Lamar Media Corp	6.630	08/15/15	189,338
935,000		Lamar Media Corp	7.880	04/15/18	981,749
100,000	g	NBC Universal, Inc	5.150	04/30/20	107,993
2,000,000	g	NBC Universal, Inc	4.380	04/01/21	2,024,367
750,000	g	NBC Universal, Inc	5.950	04/01/41	771,458
88,000	h	Nielsen Finance LLC	7.750	10/15/18	87,355
300,000		Nielsen Finance LLC	10.000	08/01/14	315,375
350,000		Time Warner Cable, Inc	8.750	02/14/19	462,208
625,000		Time Warner Cable, Inc	8.250	04/01/19	806,923
250,000		Time Warner, Inc	3.150	07/15/15	259,132
275,000		Time Warner, Inc	6.500	11/15/36	308,399
125,000		Viacom, Inc	4.380	09/15/14	135,675

		TOTAL MEDIA			10,550,408

38

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.7%
$150,000		Abbott Laboratories	5.600%	05/15/11	$154,866
460,000		Abbott Laboratories	4.130	05/27/20	500,633
350,000		Amgen, Inc	3.450	10/01/20	352,349
325,000		Eli Lilly & Co	3.550	03/06/12	337,731
250,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	297,003
500,000	g	Mylan, Inc	7.630	07/15/17	531,875
160,000	g	NBTY, Inc	9.000	10/01/18	168,000
135,000		Novartis Capital Corp	4.130	02/10/14	147,418
150,000		Novartis Capital Corp	2.900	04/24/15	158,143
175,000		Novartis Capital Corp	4.400	04/24/20	194,341
175,000		Pfizer, Inc	5.350	03/15/15	201,905
500,000		Pfizer, Inc	6.200	03/15/19	615,627
220,000		Schering-Plough Corp	6.550	09/15/37	284,320
250,000		Teva Pharmaceutical Finance LLC	3.000	06/15/15	261,522
55,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	56,100
55,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	56,238

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			4,318,071

REAL ESTATE - 0.6%
150,000		AMB Property LP	4.500	08/15/17	151,605
125,000	g	BioMed Realty LP	6.130	04/15/20	136,032
50,000		Boston Properties LP	5.880	10/15/19	55,865
100,000		Brandywine Operating Partnership LP	7.500	05/15/15	112,097
100,000		Brandywine Operating Partnership LP	5.700	05/01/17	101,267
500,000	g	Desarrolladora Homex SAB de C.V.	9.500	12/11/19	562,500
150,000		Developers Diversified Realty Corp	7.500	04/01/17	155,863
500,000		Developers Diversified Realty Corp	7.880	09/01/20	518,078
175,000	g	Digital Realty Trust LP	4.500	07/15/15	180,675
25,000		Federal Realty Investment Trust	5.650	06/01/16	27,729
200,000		Health Care REIT, Inc	4.700	09/15/17	202,105
150,000		Liberty Property LP	4.750	10/01/20	151,062
125,000		Mack-Cali Realty Corp	7.750	08/15/19	148,762
75,000		National Retail Properties, Inc	6.880	10/15/17	85,051
100,000		ProLogis	7.630	08/15/14	108,072
135,000		ProLogis	5.630	11/15/16	129,971
150,000		Realty Income Corp	5.950	09/15/16	165,982
165,000		Realty Income Corp	5.750	01/15/21	174,913
150,000		Regency Centers LP	5.250	08/01/15	161,535
25,000		Regency Centers LP	5.880	06/15/17	27,146
25,000		Simon Property Group LP	5.250	12/01/16	27,946
210,000		Simon Property Group LP	10.350	04/01/19	293,527
200,000		Washington Real Estate Investment Trust	4.950	10/01/20	200,624

		TOTAL REAL ESTATE			3,878,407

RETAILING - 0.7%
500,000		Advance Auto Parts, Inc	5.750	05/01/20	539,277
250,000		Amerigas Partners LP	7.250	05/20/15	258,750
250,000		Home Depot, Inc	3.950	09/15/20	255,154
175,000		Home Depot, Inc	5.880	12/16/36	186,566
250,000		JC Penney Corp, Inc	5.750	02/15/18	257,500
105,000		JC Penney Corp, Inc	5.650	06/01/20	106,969

39

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,550,000		Macy’s Retail Holdings, Inc	5.900%	12/01/16	$1,650,749
225,000		Martin Marietta Materials, Inc	6.600	04/15/18	252,292
250,000		Staples, Inc	9.750	01/15/14	309,562
125,000		TJX Cos, Inc	6.950	04/15/19	158,991
250,000		Wal-Mart Stores, Inc	5.250	09/01/35	267,704

		TOTAL RETAILING			4,243,514

SOFTWARE & SERVICES - 0.5%
275,000		Adobe Systems, Inc	3.250	02/01/15	287,764
100,000	g	Fidelity National Information Services, Inc	7.630	07/15/17	106,750
350,000		Microsoft Corp	0.880	09/27/13	350,487
500,000		Microsoft Corp	1.630	09/25/15	500,357
350,000		Microsoft Corp	3.000	10/01/20	349,098
200,000		Oracle Corp	5.750	04/15/18	237,803
185,000	g	Oracle Corp	3.880	07/15/20	193,664
500,000		Symantec Corp	2.750	09/15/15	504,847

		TOTAL SOFTWARE & SERVICES			2,530,770

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
125,000		Agilent Technologies, Inc	2.500	07/15/13	127,520
287,000		Brocade Communications Systems, Inc	6.880	01/15/20	301,350
340,000		Cisco Systems, Inc	4.450	01/15/20	373,582
75,000		General Electric Co	5.250	12/06/17	84,413
475,000		Hewlett-Packard Co	4.250	02/24/12	498,038
350,000		Hewlett-Packard Co	4.750	06/02/14	392,316
250,000		International Business Machines Corp	1.000	08/05/13	250,862
250,000		L-3 Communications Corp	6.380	10/15/15	257,813
145,000		L-3 Communications Corp	5.200	10/15/19	156,739
500,000		NII Capital Corp	8.880	12/15/19	555,624
500,000	g	PCCW-HKT Capital No 3 Ltd	5.250	07/20/15	533,784
385,000	g	PINAFORE LLC	9.000	10/01/18	404,250
525,000		Xerox Corp	8.250	05/15/14	629,459
150,000		Xerox Corp	5.630	12/15/19	167,891

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			4,733,641

TELECOMMUNICATION SERVICES - 2.6%
250,000		America Movil SAB de C.V.	6.130	03/30/40	278,298
275,000		AT&T, Inc	6.150	09/15/34	301,031
425,000		AT&T, Inc	6.500	09/01/37	491,705
800,000		AT&T, Inc	6.300	01/15/38	903,574
246,000	g	AT&T, Inc	5.350	09/01/40	247,159
500,000	g	Axtel SAB de C.V.	9.000	09/22/19	461,250
75,000		BellSouth Capital Funding Corp	7.880	02/15/30	93,582
750,000	g	CC Holdings GS V LLC	7.750	05/01/17	828,750
1,050,000		Cellco Partnership	3.750	05/20/11	1,070,830
550,000		Cellco Partnership	8.500	11/15/18	748,897
500,000		Cricket Communications, Inc	7.750	05/15/16	530,625
250,000		France Telecom S.A.	2.130	09/16/15	251,735
440,000	g	Globo Comunicacao e Participacoes S.A.	6.250	12/30/49	449,900
300,000	g	Indosat Palapa Co	7.380	07/29/20	330,750
390,000	g	MTS International Funding Ltd	8.630	06/22/20	446,550
275,000		New Cingular Wireless Services, Inc	7.880	03/01/11	283,209

40

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000	g	Qwest Communications International, Inc	7.130%	04/01/18	$525,000
360,000	g	Sable International Finance Ltd	7.750	02/15/17	379,800
655,000		SBA Telecommunications, Inc	8.000	08/15/16	704,125
120,000		SBA Telecommunications, Inc	8.250	08/15/19	132,000
75,000		Telecom Italia Capital S.A.	7.000	06/04/18	86,154
75,000		Telecom Italia Capital S.A.	7.180	06/18/19	88,027
610,000		Telefonica Emisiones SAU	5.130	04/27/20	663,638
500,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	546,507
1,175,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	1,189,688
300,000		Verizon Communications, Inc	4.350	02/15/13	323,478
210,000		Verizon Communications, Inc	8.750	11/01/18	285,751
250,000		Verizon Communications, Inc	6.250	04/01/37	282,515
225,000		Verizon Communications, Inc	8.950	03/01/39	329,911
2,200,000		Verizon New Jersey, Inc	5.880	01/17/12	2,330,136
275,000		Verizon Virginia, Inc	4.630	03/15/13	294,601
500,000		Virgin Media Finance plc	9.500	08/15/16	565,000

		TOTAL TELECOMMUNICATION SERVICES			16,444,176

TRANSPORTATION - 0.9%
750,000	g	Bombardier, Inc	7.500	03/15/18	806,250
500,000		Bristow Group, Inc	6.130	06/15/13	506,250
275,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	288,382
250,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	274,583
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	171,815
1,000,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	1,103,576
500,000	g	DP World Ltd	6.850	07/02/37	467,644
150,000		Embraer Overseas Ltd	6.380	01/15/20	164,250
180,000	g	ERAC USA Finance LLC	5.250	10/01/20	192,257
290,000	g	Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	311,750
125,000	g	Meccanica Holdings USA	6.250	01/15/40	124,353
300,000		Norfolk Southern Corp	5.590	05/17/25	332,263
275,000		Union Pacific Corp	6.500	04/15/12	296,747
300,000		Union Pacific Corp	5.130	02/15/14	332,991

		TOTAL TRANSPORTATION			5,373,111

UTILITIES - 2.0%
44,000	g	AES Corp	8.750	05/15/13	44,660
350,000		AGL Capital Corp	5.250	08/15/19	372,775
365,000		Alliant Energy Corp	4.000	10/15/14	383,605
250,000		Atmos Energy Corp	8.500	03/15/19	324,987
190,000		Carolina Power & Light Co	5.130	09/15/13	210,996
250,000		Carolina Power & Light Co	5.300	01/15/19	290,526
275,000		Carolina Power & Light Co	5.700	04/01/35	310,937
200,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	235,967
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	338,418
450,000	g	Colbun S.A.	6.000	01/21/20	474,632
150,000		Commonwealth Edison Co	4.000	08/01/20	157,239
200,000		Commonweatlh Edison Co	5.900	03/15/36	223,022
200,000		Connecticut Light & Power Co	5.500	02/01/19	229,166
215,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	235,980
575,000		Crosstex Energy, Inc	8.880	02/15/18	602,312
500,000	g	Dubai Electricity & Water Authority	8.500	04/22/15	538,250

41

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Duke Energy Carolinas LLC	4.300%	06/15/20	$220,537
250,000		Indiana Michigan Power Co	7.000	03/15/19	306,975
500,000		Intergas Finance BV	6.380	05/14/17	540,000
100,000	g	Kansas Gas & Electric	6.700	06/15/19	121,982
270,000	g	Kazatomprom	6.250	05/20/15	291,600
250,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	270,305
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	199,798
250,000		Midamerican Energy Holdings Co	5.950	05/15/37	281,215
250,000		National Fuel Gas Co	5.250	03/01/13	264,755
250,000		Nevada Power Co	6.650	04/01/36	299,350
150,000		Nevada Power Co	5.380	09/15/40	154,723
200,000		NiSource Finance Corp	10.750	03/15/16	264,176
500,000		NRG Energy, Inc	7.250	02/01/14	513,124
50,000		ONEOK Partners LP	5.900	04/01/12	53,331
325,000		Pacific Gas & Electric Co	8.250	10/15/18	431,768
150,000		PacifiCorp	6.000	01/15/39	176,691
250,000		Pepco Holdings, Inc	2.700	10/01/15	250,499
500,000		PG&E Corp	5.750	04/01/14	562,217
50,000		Potomac Electric Power Co	7.900	12/15/38	72,406
500,000	g	Power Sector Assets & Liabilities Management Corp	7.390	12/02/24	614,999
275,000		Progress Energy, Inc	7.050	03/15/19	340,901
400,000		Public Service Co of Oklahoma	5.150	12/01/19	437,618
300,000		San Diego Gas & Electric Co	5.350	05/15/40	336,805
175,000		Veolia Environnement	5.250	06/03/13	190,730
225,000		Williams Partners LP	3.800	02/15/15	236,752

		TOTAL UTILITIES			12,406,729

		TOTAL CORPORATE BONDS			204,418,862
		(Cost $189,342,890)

GOVERNMENT BONDS - 51.9%

AGENCY SECURITIES - 0.9%
		Federal Farm Credit Bank (FFCB)
650,000		FFCB	2.630	04/21/11	658,442
1,000,000		FFCB	1.380	06/25/13	1,017,647
		Federal Home Loan Mortgage Corp (FHLMC)
990,000		FHLMC	2.500	04/23/14	1,040,672
1,701,822		Cal Dive I- Title XI, Inc	4.930	02/01/27	1,883,151
275,000		European Investment Bank	4.880	02/15/36	306,631
500,000		International Finance Corp	5.130	05/02/11	514,051

		TOTAL AGENCY SECURITIES			5,420,594

FOREIGN GOVERNMENT BONDS - 5.8%
230,000	g	Arab Republic of Egypt	5.750	04/29/20	246,388
500,000	g	Arab Republic of Egypt	6.880	04/30/40	562,500
300,000	g	Bahrain Government International Bond	5.500	03/31/20	314,289
500,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	576,875
235,000		Banque Centrale de Tunisie	8.250	09/19/27	297,275
250,000		Belgium Kingdom	2.750	03/05/15	258,450
200,000		Brazilian Government International Bond	5.880	01/15/19	234,500
500,000		Brazilian Government International Bond	4.880	01/22/21	548,750

42

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Brazilian Government International Bond	7.130%	01/20/37	$263,000
500,000		Brazilian Government International Bond	5.630	01/07/41	548,750
650,000		Chile Government International Bond	3.880	08/05/20	674,226
400,000		Colombia Government International Bond	6.130	01/18/41	458,000
430,000	g	Croatia Government International Bond	6.630	07/14/20	464,938
260,000	g	Democratic Socialist Republic of Sri Lanka	7.400	01/22/15	284,388
420,000	g	Dominican Republic International Bond	7.500	05/06/21	473,130
500,000		Egypt Government AID Bonds	4.450	09/15/15	567,225
350,000		Eksportfinans A/S	5.000	02/14/12	370,484
500,000		Export Development Canada	2.250	05/28/15	519,581
355,000		Export-Import Bank of Korea	5.880	01/14/15	396,749
525,000		Export-Import Bank of Korea	5.130	06/29/20	565,308
100,000		Federative Republic of Brazil	6.000	01/17/17	116,500
416,667		Federative Republic of Brazil	8.000	01/15/18	498,125
225,000		Italy Government International Bond	5.380	06/12/17	248,420
1,100,000		Italy Government International Bond	6.880	09/27/23	1,334,421
330,000		Korea Development Bank	3.250	03/09/16	330,370
1,000,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	1,150,654
1,000,000	g	Lithuania Government International Bond	5.130	09/14/17	987,744
150,000		Mexico Government International Bond	6.750	09/27/34	186,375
230,000		Mexico Government International Bond	6.050	01/11/40	263,350
500,000		Panama Government International Bond	5.200	01/30/20	553,750
500,000		Panama Government International Bond	6.700	01/26/36	613,750
135,000		Peruvian Government International Bond	7.350	07/21/25	175,163
200,000		Peruvian Government International Bond	6.550	03/14/37	242,500
420,000		Poland Government International Bond	3.880	07/16/15	436,866
498,000		Poland Government International Bond	6.380	07/15/19	586,729
1,000,000	g	Portugal Government International Bond	3.500	03/25/15	955,816
750,000		Province of British Columbia Canada	2.850	06/15/15	797,582
1,000,000	g	Province of Cordoba	12.380	08/17/17	1,007,500
600,000		Province of Manitoba Canada	5.000	02/15/12	636,118
2,000,000		Province of Ontario Canada	2.630	01/20/12	2,050,609
1,400,000		Province of Ontario Canada	4.100	06/16/14	1,537,945
500,000		Province of Ontario Canada	2.950	02/05/15	529,286
1,750,000		Province of Ontario Canada	2.700	06/16/15	1,832,942
620,000		Province of Quebec Canada	4.630	05/14/18	706,239
1,000,000		Province of Quebec Canada	3.500	07/29/20	1,024,476
500,000		Qatar Government International Bond	5.250	01/20/20	550,000
500,000	g	Republic of Ghana	8.500	10/04/17	572,500
150,000		Republic of Hungary	6.250	01/29/20	161,076
500,000		Republic of Korea	5.750	04/16/14	560,571
250,000	g	Republic of Lithuania	6.750	01/15/15	270,967
483,333		Republic of Serbia	6.750	11/01/24	471,250
500,000		Republic of the Philippines	6.380	10/23/34	582,500
500,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	503,750
400,000		South Africa Government International Bond	5.500	03/09/20	447,000
400,000		South Africa Government International Bond	5.880	05/30/22	460,000
400,000	g	Sri Lanka Government International Bond	6.250	10/04/20	403,500
500,000		Turkey Government International Bond	5.630	03/30/21	545,000
465,000		Turkey Government International Bond	6.750	05/30/40	530,165
500,000	g	Ukraine Government International Bond	6.880	09/23/15	501,900
260,000		Ukraine Government International Bond	6.580	11/21/16	253,916

43

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$240,000	g	Ukraine Government International Bond	6.580%	11/21/16	$233,899
500,000	g	Ukraine Government International Bond	7.750	09/23/20	501,875
152,000		United Mexican States	5.880	02/17/14	171,760
300,000		United Mexican States	5.950	03/19/19	352,050
500,000		United Mexican States	5.130	01/15/20	558,750

		TOTAL FOREIGN GOVERNMENT BONDS			36,060,465

MORTGAGE BACKED - 24.8%
		Federal Home Loan Mortgage Corp (FHLMC)
653,395	i	FHLMC	2.640	02/01/36	679,292
1,464,778	i	FHLMC	5.810	07/01/36	1,546,756
361,268	i	FHLMC	3.050	09/01/36	377,919
523,887	i	FHLMC	6.000	09/01/36	554,799
564,604	i	FHLMC	5.740	02/01/37	605,094
724,335	i	FHLMC	5.560	03/01/37	767,956
119,475	i	FHLMC	5.880	04/01/37	127,892
117,198	i	FHLMC	5.720	05/01/37	125,676
1,851,753	i	FHLMC	5.610	06/01/37	1,971,528
455,161	i	FHLMC	5.650	08/01/37	486,137
		Federal Home Loan Mortgage Corp Gold (FGLMC)
54,161		FGLMC	6.500	12/01/16	58,245
672,959		FGLMC	5.500	01/01/19	727,940
222,286		FGLMC	4.500	01/01/20	236,174
1,128,628		FGLMC	4.500	07/01/20	1,190,402
386,363		FGLMC	4.500	09/01/20	409,657
376,515		FGLMC	5.000	10/01/20	401,509
782,351		FGLMC	5.500	10/01/20	845,407
40,048		FGLMC	7.000	10/01/20	44,921
322,117		FGLMC	4.500	06/01/21	341,537
582,103		FGLMC	5.500	08/01/21	626,735
220,580		FGLMC	5.000	04/01/23	234,073
263,492		FGLMC	4.500	09/01/24	277,237
132,858		FGLMC	6.500	01/01/29	147,518
7,571		FGLMC	8.000	01/01/31	8,717
447,852		FGLMC	6.000	03/01/33	490,781
2,170,537		FGLMC	5.500	12/01/33	2,330,778
1,378,858		FGLMC	7.000	12/01/33	1,563,783
1,463,932		FGLMC	5.000	01/01/34	1,551,169
555,856		FGLMC	5.000	05/01/34	588,112
860,965		FGLMC	4.500	10/01/34	905,771
409,103		FGLMC	5.500	12/01/34	438,154
1,045,288		FGLMC	5.500	03/01/35	1,115,923
346,002		FGLMC	6.000	04/01/35	373,329
559,034		FGLMC	7.000	05/01/35	634,009
1,049,785		FGLMC	5.500	06/01/35	1,120,724
1,815,744		FGLMC	5.500	06/01/35	1,938,444
212,095		FGLMC	5.000	02/01/36	224,137
438,457		FGLMC	5.500	04/01/36	468,382
65,770		FGLMC	6.500	05/01/36	71,825
406,843		FGLMC	6.500	10/01/36	444,296
927,888		FGLMC	5.500	04/01/37	984,884
617,872		FGLMC	6.000	08/01/37	665,707

44

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$74,078		FGLMC	6.000%	09/01/37	$80,080
348,374		FGLMC	6.500	11/01/37	379,900
1,430,973		FGLMC	5.000	04/01/38	1,512,954
856,883		FGLMC	6.000	11/01/38	919,291
761,229		FGLMC	4.000	06/01/39	781,458
2,000,000	h	FGLMC	5.000	11/15/40	2,098,124
2,000,000	h	FGLMC	5.500	11/15/40	2,119,376
		Federal National Mortgage Association (FNMA)
18,562		FNMA	5.000	06/01/13	19,686
2,144,790		FNMA	4.780	02/01/14	2,336,895
2,730,624		FNMA	4.640	11/01/14	2,991,344
382,949		FNMA	4.570	01/01/15	414,428
106,398		FNMA	6.500	10/01/16	115,274
50,406		FNMA	6.500	11/01/16	54,611
299,968		FNMA	5.000	12/01/17	320,139
79,842		FNMA	6.500	02/01/18	86,727
229,305		FNMA	5.500	04/01/18	248,544
91,385		FNMA	5.500	05/01/18	99,098
102,429		FNMA	6.000	01/01/19	111,046
804,704		FNMA	4.500	04/01/19	854,728
187,730		FNMA	4.500	06/01/19	199,401
276,006		FNMA	5.000	03/01/20	294,566
89,077		FNMA	4.500	11/01/20	94,614
91,651		FNMA	4.500	12/01/20	97,148
264,621		FNMA	5.000	12/01/20	282,249
410,734		FNMA	5.000	03/01/21	438,354
23,761		FNMA	8.000	03/01/23	27,283
430,497		FNMA	5.500	02/01/24	463,648
861,678		FNMA	4.000	05/01/24	900,762
954,795		FNMA	5.500	07/01/24	1,028,227
451,879		FNMA	4.500	08/01/24	475,663
2,253,378		FNMA	5.000	10/01/25	2,388,334
2,000,000	h	FNMA	4.000	10/25/25	2,087,500
16,322		FNMA	9.000	11/01/25	18,997
14,808		FNMA	7.500	01/01/29	16,852
352,076		FNMA	7.000	07/01/32	399,617
104,270		FNMA	5.000	02/01/33	110,711
300,583		FNMA	5.000	07/01/33	319,153
1,610,210		FNMA	5.500	07/01/33	1,730,065
1,014,252		FNMA	4.500	08/01/33	1,068,145
1,015,616		FNMA	4.500	10/01/33	1,069,582
406,415		FNMA	5.000	10/01/33	431,522
342,504		FNMA	5.000	10/01/33	363,664
856,338		FNMA	5.000	11/01/33	909,241
874,947		FNMA	5.000	11/01/33	928,999
269,434		FNMA	5.500	12/01/33	289,490
495,150		FNMA	5.500	12/01/33	532,006
188,907		FNMA	5.000	03/01/34	200,577
788,051		FNMA	5.000	03/01/34	836,736
155,499		FNMA	5.000	03/01/34	165,106

45

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,576,903		FNMA	5.000%	03/01/34	$1,674,321
187,940		FNMA	5.000	03/01/34	199,551
1,210,879		FNMA	5.000	04/01/34	1,283,036
3,016,215		FNMA	5.000	08/01/34	3,191,402
518,826		FNMA	6.000	08/01/34	568,965
155,471		FNMA	6.000	12/01/34	169,719
465,279		FNMA	5.500	01/01/35	500,228
949,427		FNMA	5.500	02/01/35	1,020,097
337,166		FNMA	6.000	04/01/35	368,063
3,350,291		FNMA	5.500	05/01/35	3,665,297
2,243,230		FNMA	5.500	05/01/35	2,454,119
989,276		FNMA	6.000	05/01/35	1,075,832
23,220		FNMA	7.500	06/01/35	26,209
495,585		FNMA	6.000	07/01/35	538,367
633,090		FNMA	5.000	08/01/35	669,234
2,105,405		FNMA	5.000	10/01/35	2,225,604
176,711		FNMA	5.000	10/01/35	186,799
585,757		FNMA	5.500	12/01/35	626,428
581,172		FNMA	5.000	02/01/36	614,352
584,276		FNMA	6.000	03/01/36	631,062
780,478		FNMA	5.000	04/01/36	823,572
1,036,487		FNMA	6.000	04/01/36	1,119,484
304,649		FNMA	6.500	04/01/36	333,646
633,460	i	FNMA	5.900	07/01/36	670,752
958,803	i	FNMA	5.710	09/01/36	1,013,284
303,665		FNMA	6.500	09/01/36	332,569
413,289		FNMA	6.000	12/01/36	446,383
189,759		FNMA	7.000	02/01/37	211,574
515,519		FNMA	6.500	03/01/37	569,051
48,414		FNMA	7.000	04/01/37	53,980
164,067		FNMA	6.500	08/01/37	179,222
179,342		FNMA	6.500	08/01/37	197,726
94,257		FNMA	6.000	09/01/37	103,946
99,013		FNMA	6.000	09/01/37	109,182
58,803		FNMA	6.000	09/01/37	64,825
76,092		FNMA	6.000	09/01/37	83,878
553,237		FNMA	6.500	09/01/37	604,340
134,257		FNMA	6.500	09/01/37	146,659
254,484		FNMA	6.500	09/01/37	277,991
463,407		FNMA	6.500	09/01/37	506,212
182,181		FNMA	6.500	09/01/37	199,398
238,882	i	FNMA	5.870	10/01/37	255,842
245,130		FNMA	6.000	11/01/37	263,764
1,621,997		FNMA	6.000	11/01/38	1,743,262
472,909		FNMA	5.500	01/01/39	503,132
513,254		FNMA	6.000	01/01/39	551,627
411,684		FNMA	6.000	01/01/39	442,463
714,311		FNMA	4.500	02/01/39	745,123
1,684,524		FNMA	4.500	02/01/39	1,757,187
472,399		FNMA	5.500	02/01/39	502,589

46

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$930,741		FNMA	4.500%	05/01/39	$970,453
728,281		FNMA	4.500	08/01/39	759,355
1,457,359		FNMA	4.000	09/01/39	1,499,730
2,173,047	h	FNMA	4.500	09/01/40	2,265,425
2,797,831	h	FNMA	4.500	09/01/40	2,916,769
1,000,000	h	FNMA	3.500	11/25/40	1,004,531
2,000,000	h	FNMA	4.000	11/25/40	2,050,000
5,000,000	h	FNMA	4.500	11/25/40	5,195,310
1,000,000	h	FNMA	5.000	11/25/40	1,051,562
4,000,000	h	FNMA	5.500	11/25/40	4,248,124
6,000,000	h	FNMA	6.000	11/25/40	6,436,872
		Government National Mortgage Association (GNMA)
14,196		GNMA	6.500	09/15/23	15,796
31,231		GNMA	7.500	11/15/23	35,593
5,377		GNMA	7.500	08/15/28	6,150
43,330		GNMA	6.500	12/15/28	48,785
107,219		GNMA	6.500	03/15/29	120,448
31,431		GNMA	8.500	10/20/30	37,580
10,580		GNMA	7.000	06/20/31	12,033
151,272		GNMA	5.000	02/15/33	162,264
169,860		GNMA	5.500	07/15/33	183,705
1,359,166		GNMA	5.000	09/15/33	1,457,925
276,938		GNMA	5.500	11/20/33	299,339
1,124,471		GNMA	5.500	02/20/35	1,212,833
391,713		GNMA	5.500	03/20/35	422,494
232,010		GNMA	6.000	10/20/36	252,615
242,689		GNMA	6.000	01/20/37	263,703
351,718		GNMA	6.000	02/20/37	382,172
691,162		GNMA	6.000	12/15/37	751,319
593,559		GNMA	5.000	04/15/38	632,978
586,890		GNMA	5.500	07/15/38	631,792
603,727		GNMA	5.500	07/20/38	649,181
232,308		GNMA	6.000	08/15/38	252,455
234,743		GNMA	6.000	08/20/38	255,063
3,000,000	h	GNMA	5.500	10/15/38	3,225,000
857,204		GNMA	4.500	03/15/39	903,519
284,710		GNMA	5.000	07/20/39	304,146
305,415		GNMA	4.000	08/15/39	316,381
5,000,000	h	GNMA	4.500	10/15/39	5,259,375
4,000,000	h	GNMA	5.000	10/15/39	4,258,752
3,000,000	h	GNMA	5.000	10/20/40	3,199,674
491,979		GNMA	6.230	09/15/43	528,824

		TOTAL MORTGAGE BACKED			153,396,617

MUNICIPAL BONDS - 0.5%
600,000		Grant County Public Utility District No 2	5.630	01/01/27	652,944
500,000		Long Island Power Authority	5.850	05/01/41	510,270
775,000		State of California	7.630	03/01/40	852,407
775,000		State of Illinois	6.730	04/01/35	774,620

		TOTAL MUNICIPAL BONDS			2,790,241

47

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

U.S. TREASURY SECURITIES - 19.9%
$15,802,000		United States Treasury Bond	8.000%	11/15/21	$23,833,857
3,902,500		United States Treasury Bond	5.250	02/15/29	4,931,784
5,000,000		United States Treasury Bond	5.380	02/15/31	6,437,500
507,000		United States Treasury Bond	4.500	02/15/36	582,971
3,235,500		United States Treasury Bond	4.380	05/15/40	3,633,887
3,660,000		United States Treasury Bond	3.880	08/15/40	3,783,525
4,100,000		United States Treasury Note	1.000	09/30/11	4,128,667
250,000		United States Treasury Note	1.000	12/31/11	252,110
2,000,000		United States Treasury Note	1.880	06/15/12	2,051,328
530,000		United States Treasury Note	0.630	06/30/12	532,152
415,000		United States Treasury Note	0.630	07/31/12	416,735
975,000		United States Treasury Note	0.750	08/15/13	978,656
13,650,000		United States Treasury Note	0.750	09/15/13	13,694,786
670,000		United States Treasury Note	2.250	05/31/14	704,023
3,465,000		United States Treasury Note	2.380	08/31/14	3,655,845
915,000		United States Treasury Note	2.380	10/31/14	965,754
2,715,000		United States Treasury Note	2.250	01/31/15	2,849,053
5,887,000		United States Treasury Note	2.500	04/30/15	6,241,138
22,057,000		United States Treasury Note	1.250	08/31/15	22,050,118
15,000,000		United States Treasury Note	1.250	09/30/15	14,976,570
1,000,000		United States Treasury Note	2.380	03/31/16	1,048,516
225,000		United States Treasury Note	3.000	02/28/17	241,981
1,170,000		United States Treasury Note	1.880	08/31/17	1,168,995
2,900,000		United States Treasury Note	2.630	08/15/20	2,927,188
1,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	555,028

		TOTAL U.S. TREASURY SECURITIES			122,642,167

		TOTAL GOVERNMENT BONDS			320,310,084
		(Cost $306,371,048)

STRUCTURED ASSETS - 9.4%

ASSET BACKED - 4.8%
1,000,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	1,051,997
		Series - 2010 1 (Class C)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	534,907
		Series - 2009 2A (Class A)
200,000		CarMax Auto Owner Trust	3.750	12/15/15	207,590
		Series - 2010 1 (Class B)
1,295,152		Centex Home Equity	5.540	01/25/32	1,289,327
		Series - 2002 A (Class AF6)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	510,231
		Series - 2004 2 (Class 1M1)
674,364	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	264,079
		Series - 2004 2 (Class 1B)
678,387		CIT Group Home Equity Loan Trust	6.390	12/25/30	120,206
		Series - 2002 2 (Class MF2)
184,315		CIT Group Home Equity Loan Trust	6.830	06/25/33	7,582
		Series - 2002 2 (Class BF)

48

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$320,000	i	Countrywide Asset-Backed Certificates	5.680%	10/25/46	$305,488
		Series - 2006 15 (Class A2)
121,669	i	Countrywide Home Equity Loan Trust	0.480	02/15/29	66,957
		Series - 2004 B (Class 1A)
125,479	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	123,839
		Series - 2007 MX1 (Class A1)
2,872,080	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	2,435,001
		Series - 2007 1A (Class AF3)
50,000	g	Ford Credit Floorplan Master Owner Trust	4.640	02/15/17	53,801
		Series - 2010 3 (Class B)
1,248,940		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	1,158,118
		Series - 2006 HLTV (Class A3)
2,650,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,777,329
		Series - 2006 HLTV (Class A4)
250,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	275,935
		Series - 2009 2A (Class A2)
238,368		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	240,516
		Series - 2007 1 (Class A1F)
123,187	i	Morgan Stanley ABS Capital I	0.270	01/25/37	121,377
		Series - 2007 HE2 (Class A2A)
1,235,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	683,677
		Series - 2006 3 (Class AF3)
666,686		Residential Asset Mortgage Products, Inc	4.970	09/25/33	681,013
		Series - 2003 RZ5 (Class A7)
4,416,309	i	Residential Asset Mortgage Products, Inc	0.880	11/25/34	3,912,942
		Series - 2004 RS11 (Class M1)
293,731	i	Residential Asset Securities Corp	6.490	10/25/30	254,411
		Series - 2001 KS2 (Class AI6)
181,635		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	177,984
		Series - 2006 HI5 (Class A2)
7,000,000		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	6,440,664
		Series - 2006 HI2 (Class A3)
1,000,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	893,090
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	287,601
		Series - 2006 HI1 (Class M1)
1,500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	512,096
		Series - 2006 HI1 (Class M2)
3,528,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	2,965,333
		Series - 2006 HI4 (Class A3)
696,192		Saxon Asset Securities Trust	6.120	11/25/30	705,928
		Series - 2002 2 (Class AF6)
212,489	i	Securitized Asset Backed Receivables LLC Trust	0.410	03/25/36	201,900
		Series - 2006 NC2 (Class A2)
60,000	g	Vornado DP LLC	4.000	09/13/28	61,724
		Series - 2010 VNO (Class A2FX)
952,260	g,m	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	771,331
		Series - 2006 N1 (Class N1)
246,382	g,i	Wachovia Loan Trust	0.620	05/25/35	150,208
		Series - 2005 SD1 (Class A)
187,447	i	Wells Fargo Home Equity Trust	0.400	07/25/36	173,452
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			29,417,634

49

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

OTHER MORTGAGE BACKED - 4.6%
$325,000		Banc of America Commercial Mortgage, Inc	5.360%	10/10/45	$341,480
		Series - 2006 6 (Class A4)
270,000	i	Banc of America Commercial Mortgage, Inc	5.870	04/10/49	276,295
		Series - 2007 2 (Class A4)
128,472		Bank of America Alternative Loan Trust	5.500	09/25/19	133,389
		Series - 2004 8 (Class 3A1)
200,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	211,150
		Series - 2006 PW14 (Class A4)
110,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	117,216
		Series - 2005 PWR8 (Class A4)
205,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	225,309
		Series - 2004 PWR4 (Class A3)
330,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	326,733
		Series - 2006 PW13 (Class AM)
600,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	662,242
		Series - 2006 T24 (Class A4)
230,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	245,005
		Series - 2004 T16 (Class A6)
740,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	798,827
		Series - 2007 PW17 (Class A4)
450,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	484,258
		Series - 2007 PW18 (Class A4)
300,000		Chase Mortgage Finance Corp	5.500	10/25/35	304,591
		Series - 2005 S2 (Class A24)
1,279,320		Citicorp Mortgage Securities, Inc	5.500	07/25/35	983,744
		Series - 2005 4 (Class 1A7)
105,000		Citigroup, Inc	5.320	12/11/49	108,822
		Series - 2007 CD4 (Class A4)
85,000	i	Commercial Mortgage Pass Through Certificates	6.010	12/10/49	92,521
		Series - 2007 C9 (Class A4)
536,134		Countrywide Alternative Loan Trust	5.500	08/25/16	471,013
		Series - 2004 30CB (Class 1A15)
1,798,370		Countrywide Alternative Loan Trust	5.500	10/25/35	720,688
		Series - 2005 42CB (Class A12)
290,332		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	297,418
		Series - 2005 17 (Class 1A10)
168,558		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	168,160
		Series - 2005 J3 (Class 1A1)
466,233	g,i	Credit Suisse Mortgage Capital Certificates	0.440	04/15/22	411,273
		Series - 2007 TF2A (Class A1)
		Credit Suisse/Morgan Stanley Commercial Mortgage
599,351	g,i	Certificate	0.450	05/15/23	574,844
		Series - 2006 HC1A (Class A1)
245,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	257,358
		Series - 2003 C3 (Class A5)
170,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	172,957
		Series - 2003 C3 (Class B)
615,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	666,206
		Series - 2005 C5 (Class A4)

50

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$140,000	i	CS First Boston Mortgage Securities Corp	5.100%	08/15/38	$127,001
		Series - 2005 C5 (Class AJ)
1,000,000		Federal National Mortgage Association (FNMA)	4.000	02/25/19	1,085,268
		Series - 2004 7 (Class JK)
616,971		Federal National Mortgage Association (FNMA)	4.500	03/25/33	660,963
		Series - 2005 95 (Class LN)
260,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	282,294
		Series - 2003 C3 (Class A4)
995,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	991,589
		Series - 2006 GG7 (Class AM)
525,000	i	Greenwich Capital Commercial Funding Corp	6.080	07/10/38	575,223
		Series - 2006 GG7 (Class A4)
1,065,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	1,122,623
		Series - 2007 GG9 (Class A4)
440,000		Greenwich Capital Commercial Funding Corp	5.480	03/10/39	406,208
		Series - 2007 GG9 (Class AM)
1,000,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	1,046,527
		Series - 2007 GG11 (Class A4)
325,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	349,939
		Series - 2006 GG6 (Class A4)
425,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	416,477
		Series - 2006 GG6 (Class AM)
665,000		GS Mortgage Securities Corp II	5.560	11/10/39	708,298
		Series - 2006 GG8 (Class A4)
175,829	i	GSR Mortgage Loan Trust	4.920	01/25/36	169,656
		Series - 2006 AR1 (Class 2A2)
225,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	256,389
		Series - 2009 IWST (Class A2)
720,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	748,805
		Series - 2006 LDP9 (Class A3)
1,040,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	1,074,593
		Series - 2007 LD11 (Class A4)
318,533	i	JP Morgan Mortgage Trust	4.310	04/25/35	321,656
		Series - 2005 A2 (Class 5A1)
415,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	443,381
		Series - 2005 C1 (Class A4)
325,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	347,442
		Series - 2005 C2 (Class A5)
175,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	185,499
		Series - 2003 C1 (Class A4)
1,120,000		LB-UBS Commercial Mortgage Trust	5.420	02/15/40	1,179,919
		Series - 2007 C1 (Class A4)
725,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	758,371
		Series - 2007 C2 (Class A3)
75,000	i	LB-UBS Commercial Mortgage Trust	5.860	07/15/40	78,247
		Series - 2007 C6 (Class A4)
241,897	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	245,194
		Series - 2005 CIP1 (Class AM)
275,000	i	Merrill Lynch Mortgage Trust	5.840	05/12/39	300,098
		Series - 2006 C1 (Class A4)
250,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590	02/12/39	276,883
		Series - 2006 1 (Class A4)

51

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$365,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.160%	08/12/49	$348,073
		Series - 2007 8 (Class AM)
645,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	668,123
		Series - 2006 4 (Class A3)
370,000	i	Morgan Stanley Capital I	5.270	06/13/41	403,360
		Series - 2004 T15 (Class A4)
475,000		Morgan Stanley Capital I	5.170	01/14/42	513,370
		Series - 2005 HQ5 (Class A4)
1,445,000	i	Morgan Stanley Capital I	5.450	02/12/44	1,507,304
		Series - 2007 HQ11 (Class A4)
420,000		Morgan Stanley Capital I	5.360	03/15/44	436,743
		Series - 2007 IQ13 (Class A4)
100,000	i	Morgan Stanley Capital I	5.730	07/12/44	110,540
		Series - 2006 HQ9 (Class A4)
125,000	i	Morgan Stanley Capital I	5.540	11/12/49	124,411
		Series - 2007 T25 (Class AM)
150,000		Morgan Stanley Capital I	4.770	07/15/56	130,528
		Series - 0 IQ9 (Class AJ)
930,628		Residential Accredit Loans, Inc	5.750	05/25/35	409,020
		Series - 2005 QS6 (Class A7)
133,576	i	Structured Adjustable Rate Mortgage Loan Trust	0.640	03/25/35	129,529
		Series - 2005 6XS (Class A3)
145,565	i	Structured Adjustable Rate Mortgage Loan Trust	5.750	07/25/36	146,739
		Series - 2006 6 (Class 2A1)
150,000	i	Wachovia Bank Commercial Mortgage Trust	5.530	12/15/44	135,796
		Series - 2005 C22 (Class AJ)
100,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	104,401
		Series - 2007 C33 (Class A4)

		TOTAL OTHER MORTGAGE BACKED			28,377,979

		TOTAL STRUCTURED ASSETS			57,795,613
		(Cost $63,288,432)

		TOTAL BONDS			582,524,559
		(Cost $559,002,370)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
38,322	*	Federal Home Loan Mortgage Corp	8.380	12/30/49	16,478
110,728	*	Federal National Mortgage Association	8.250	12/30/49	48,167

		TOTAL BANKS			64,645

		TOTAL PREFERRED STOCKS			64,645
		(Cost $3,726,250)

TIAA-CREF MUTUAL FUND - 0.8%
522,255	a	TIAA-CREF High-Yield Fund (Institutional Class)			5,086,766

		TOTAL TIAA-CREF MUTUAL FUND			5,086,766
		(Cost $5,165,743)

52

TIAA-CREF FUNDS – Bond Plus Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 11.5%

GOVERNMENT AGENCY DEBT - 9.4%
	Federal Home Loan Bank (FHLB)
$11,400,000	FHLB		10/01/10	$11,400,000
12,125,000	FHLB		10/08/10	12,124,623
8,110,000	FHLB		10/13/10	8,109,595
3,940,000	FHLB		10/22/10	3,939,632
15,000,000	FHLB		11/05/10	14,997,375
	Federal Home Loan Mortgage Corp (FHLMC)
900,000	FHLMC		10/13/10	899,931
635,000	FHLMC		10/25/10	634,926
6,200,000	Federal National Mortgage Association		12/08/10	6,198,363

	TOTAL GOVERNMENT AGENCY DEBT			58,304,445

TREASURY DEBT - 2.1%
7,145,000	United States Treasury Bill		11/12/10	7,143,767
6,120,000	United States Treasury Bill		11/18/10	6,118,686

	TOTAL TREASURY DEBT			13,262,453

	TOTAL SHORT-TERM INVESTMENTS			71,566,898
	(Cost $71,566,309)

	TOTAL INVESTMENTS - 107.4%			664,089,845
	(Cost $644,305,852)
	OTHER ASSETS & LIABILITIES, NET - (7.4)%			(45,964,751)

	NET ASSETS - 100.0%			$618,125,094

Abbreviation(s):
ABS Asset-Based Security
REIT Real Estate Investment Trust

*	Non-income producing.
a	Affiliated holding.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2010 the value of these securities amounted to $63,145,150 or 10.22% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
n	In default.
o	Payment in Kind Bond.

53

TIAA-CREF FUNDS – Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 0.2%

HEALTH CARE EQUIPMENT & SERVICES - 0.2%
$1,000,000	i	HCA, Inc	1.540%	11/17/12	$965,110

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			965,110

		TOTAL BANK LOAN OBLIGATIONS			965,110
		(Cost $953,806)

BONDS - 96.4%

CORPORATE BONDS - 37.2%

AUTOMOBILES & COMPONENTS - 0.1%
550,000		Honeywell International, Inc	5.630	08/01/12	597,515

		TOTAL AUTOMOBILES & COMPONENTS			597,515

BANKS - 9.1%
285,000	g	Banco do Brasil S.A.	4.500	01/22/15	298,894
500,000	g	Banco Santander Brasil	4.500	04/06/15	513,797
500,000	g,i	Banco Santander Chile	1.770	04/20/12	499,779
280,000	g	Banco Santander Chile	3.750	09/22/15	283,837
3,000,000		Bank of America Corp	2.380	06/22/12	3,095,243
675,000		Bank of America Corp	7.380	05/15/14	775,813
1,175,000		Bank of America Corp	3.700	09/01/15	1,187,091
200,000		Bank of New York Mellon Corp	4.300	05/15/14	219,594
1,000,000		CitiBank NA	1.380	08/10/11	1,009,353
600,000		Citigroup, Inc	5.100	09/29/11	623,477
2,000,000		Citigroup, Inc	2.130	04/30/12	2,050,692
650,000		Citigroup, Inc	6.000	12/13/13	712,650
2,000,000		Citigroup, Inc	5.500	10/15/14	2,170,138
2,000,000		Citigroup, Inc	4.750	05/19/15	2,104,186
250,000		Deutsche Bank AG.	3.880	08/18/14	267,339
1,140,000		Eksportfinans ASA	2.000	09/15/15	1,142,829
500,000	g	Hana Bank	4.500	10/30/15	522,629
1,000,000	g	HSBC Bank plc	1.630	08/12/13	1,003,884
1,000,000	g	HSBC Bank plc	3.500	06/28/15	1,048,962
483,000	g	ICICI Bank Ltd	5.500	03/25/15	509,622
3,000,000		JPMorgan Chase & Co	3.130	12/01/11	3,092,687
2,000,000		JPMorgan Chase & Co	1.650	09/30/13	2,003,474
1,000,000		JPMorgan Chase & Co	3.400	06/24/15	1,038,117
500,000		KeyBank NA	3.200	06/15/12	522,668
500,000	g	National Australia Bank Ltd	2.500	01/08/13	511,415
375,000		Noble Holding International Ltd	3.450	08/01/15	390,786
275,000		Northern Trust Corp	4.630	05/01/14	304,943
1,500,000		Regions Bank	3.250	12/09/11	1,548,699
1,000,000		Regions Financial Corp	4.880	04/26/13	1,012,180

54

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000	g	Shinhan Bank	4.380%	09/15/15	$519,306
1,000,000		Sovereign Bancorp, Inc	2.750	01/17/12	1,029,682
3,000,000		Sovereign Bancorp, Inc	2.500	06/15/12	3,100,110
350,000	g	State Bank of India	4.500	07/27/15	367,677
1,000,000		State Street Corp	2.150	04/30/12	1,025,895
225,000		State Street Corp	4.300	05/30/14	247,363
1,000,000	g	Sumitomo Mitsui Banking Corp	2.150	07/22/13	1,023,878
500,000		US Central Federal Credit Union	1.900	10/19/12	512,870
250,000		Wachovia Bank NA	5.300	10/15/11	261,740
500,000		Wells Fargo & Co	2.130	06/15/12	513,870
1,000,000		Wells Fargo & Co	3.750	10/01/14	1,059,636
1,000,000		Westpac Banking Corp	2.100	08/02/13	1,014,913
1,000,000		Westpac Banking Corp	3.000	08/04/15	1,021,361
200,000		Zions Bancorporation	7.750	09/23/14	211,919

		TOTAL BANKS			42,374,998

CAPITAL GOODS - 0.7%
50,000		Black & Decker Corp	8.950	04/15/14	61,630
500,000		DIRECTV Holdings LLC	3.550	03/15/15	519,022
250,000		ITT Corp	4.900	05/01/14	275,155
1,000,000		John Deere Capital Corp	2.950	03/09/15	1,056,323
1,000,000		Tyco International Finance S.A.	6.000	11/15/13	1,133,390
75,000		Tyco International Finance S.A.	4.130	10/15/14	81,632

		TOTAL CAPITAL GOODS			3,127,152

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
1,000,000		Allied Waste North America, Inc	6.380	04/15/11	1,028,899
500,000		Daimler Finance North America LLC	5.880	03/15/11	511,431
100,000		Daimler Finance North America LLC	5.750	09/08/11	104,416
1,000,000		Thomson Corp	5.250	08/15/13	1,107,945

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			2,752,691

CONSUMER DURABLES & APPAREL - 0.1%
200,000		Whirlpool Corp	8.000	05/01/12	217,942
250,000		Xerox Corp	7.630	06/15/13	253,178

		TOTAL CONSUMER DURABLES & APPAREL			471,120

CONSUMER SERVICES - 0.1%
500,000		Speedway Motorsports, Inc	6.750	06/01/13	505,000

		TOTAL CONSUMER SERVICES			505,000

DIVERSIFIED FINANCIALS - 9.7%
250,000		American Express Centurion Bank	5.550	10/17/12	269,354
1,250,000	g	American Honda Finance Corp	5.130	12/15/10	1,260,938
500,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	499,501
2,000,000	g	Bank of Montreal	2.850	06/09/15	2,105,096
125,000		Barclays Bank plc	5.200	07/10/14	138,578
500,000		BlackRock, Inc	3.500	12/10/14	530,563
150,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	153,817
2,000,000		Canadian Imperial Bank of Commerce	1.450	09/13/13	2,013,350
800,000	g	Canadian Imperial Bank of Commerce	2.600	07/02/15	832,396

55

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000	g	CDP Financial, Inc	3.000%	11/25/14	$519,214
2,000,000		Citigroup Funding, Inc	1.880	10/22/12	2,051,036
3,000,000		Citigroup Funding, Inc	2.250	12/10/12	3,103,257
1,000,000	i	Countrywide Financial Corp	0.860	05/07/12	991,538
130,000		Credit Suisse	5.000	05/15/13	141,626
500,000		Credit Suisse	5.500	05/01/14	560,088
500,000	g	FIA Card Services NA	7.130	11/15/12	545,133
1,000,000		Ford Motor Credit Co	9.880	08/10/11	1,059,170
300,000		Ford Motor Credit Co LLC	7.250	10/25/11	314,919
140,000		Franklin Resources, Inc	3.130	05/20/15	147,529
1,000,000		General Electric Capital Corp	2.250	03/12/12	1,025,511
400,000		General Electric Capital Corp	2.200	06/08/12	411,215
300,000		General Electric Capital Corp	2.130	12/21/12	309,552
2,000,000		General Electric Capital Corp	2.630	12/28/12	2,085,308
1,000,000		General Electric Capital Corp	2.800	01/08/13	1,029,852
750,000		General Electric Capital Corp	1.880	09/16/13	752,256
500,000		General Electric Capital Corp	3.750	11/14/14	529,476
275,000		General Electric Capital Corp	3.500	06/29/15	287,714
2,800,000		GMAC, Inc	1.750	10/30/12	2,864,856
3,600,000		GMAC, Inc	2.200	12/19/12	3,721,658
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	424,375
75,000		Goldman Sachs Group, Inc	3.630	08/01/12	78,064
650,000		Goldman Sachs Group, Inc	5.700	09/01/12	699,626
1,000,000		Goldman Sachs Group, Inc	3.700	08/01/15	1,023,111
1,250,000		HSBC Finance Corp	5.250	01/14/11	1,264,989
500,000		HSBC Finance Corp	4.750	07/15/13	532,497
160,000	g	Hyundai Capital America	3.750	04/06/16	159,352
172,000		International Lease Finance Corp	5.750	06/15/11	172,860
150,000	g	International Lease Finance Corp	6.500	09/01/14	160,875
250,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	269,364
500,000	n	Lehman Brothers Holdings Capital Trust V	5.860	11/29/49	50
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	322,182
1,900,000		Morgan Stanley	3.250	12/01/11	1,962,109
1,000,000		Morgan Stanley	5.300	03/01/13	1,076,931
525,000		Morgan Stanley	6.000	05/13/14	576,371
150,000		Morgan Stanley	6.000	04/28/15	164,915
250,000		NASDAQ OMX Group, Inc	4.000	01/15/15	258,362
535,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	553,151
750,000		New York Community Bank	3.000	12/16/11	772,394
150,000		Nomura Holdings, Inc	5.000	03/04/15	162,009
500,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	514,315
1,200,000	g	Toronto-Dominion Bank	2.200	07/29/15	1,216,093
1,000,000		Toyota Motor Credit Corp	1.380	08/12/13	1,007,775
1,000,000		UBS AG.	2.250	08/12/13	1,010,125
1,000,000	g	Volkswagen International Finance NV	1.630	08/12/13	1,005,202

		TOTAL DIVERSIFIED FINANCIALS			45,641,598

ENERGY - 1.6%
142,000		Arch Western Finance LLC	6.750	07/01/13	143,598
200,000		Baker Hughes, Inc	6.500	11/15/13	231,668
250,000		BJ Services Co	5.750	06/01/11	258,408
500,000		BP Capital Markets plc	3.880	03/10/15	520,213

56

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$500,000	BP Capital Markets plc	3.130%	10/01/15	$502,627
500,000	Chesapeake Energy Corp	7.630	07/15/13	544,999
300,000	Chevron Corp	3.450	03/03/12	311,532
350,000	ConocoPhillips	4.600	01/15/15	393,085
500,000	Devon Energy Corp	5.630	01/15/14	561,657
479,650	Dolphin Energy Ltd	5.890	06/15/19	517,542
225,000	Enterprise Products Operating LLC	4.600	08/01/12	236,957
1,150,000	EOG Resources, Inc	2.950	06/01/15	1,205,795
75,000	Marathon Oil Corp	6.500	02/15/14	86,123
500,000	Petroleos Mexicanos	4.875	03/15/15	539,312
500,000	Shell International Finance BV	3.100	06/28/15	526,387
100,000	Statoil ASA	2.900	10/15/14	104,903
475,000	Valero Energy Corp	4.500	02/01/15	507,713
250,000	XTO Energy, Inc	4.630	06/15/13	274,622

	TOTAL ENERGY			7,467,141

FOOD & STAPLES RETAILING - 0.6%
1,075,000	CVS Caremark Corp	3.250	05/18/15	1,122,860
1,000,000	Kroger Co	5.000	04/15/13	1,089,386
250,000	New Albertsons, Inc	7.500	02/15/11	254,688
300,000	Stater Brothers Holdings	8.130	06/15/12	300,375

	TOTAL FOOD & STAPLES RETAILING			2,767,309

FOOD, BEVERAGE & TOBACCO - 1.2%
700,000	Anheuser-Busch InBev Worldwide, Inc	4.130	01/15/15	753,521
600,000	Coca-Cola Enterprises, Inc	5.000	08/15/13	664,243
1,000,000	Dr Pepper Snapple Group, Inc	2.350	12/21/12	1,026,081
1,225,000	Dr Pepper Snapple Group, Inc	6.120	05/01/13	1,371,322
125,000	General Mills, Inc	5.250	08/15/13	139,523
1,000,000	Kraft Foods, Inc	5.250	10/01/13	1,106,069
50,000	PepsiAmericas, Inc	5.750	07/31/12	54,464
150,000	Philip Morris International, Inc	4.880	05/16/13	164,671
250,000	Philip Morris International, Inc	6.880	03/17/14	294,752

	TOTAL FOOD, BEVERAGE & TOBACCO			5,574,646

HEALTH CARE EQUIPMENT & SERVICES - 0.7%
250,000	Boston Scientific Corp	4.500	01/15/15	255,745
1,000,000	McKesson Corp	6.500	02/15/14	1,147,252
1,000,000	Medco Health Solutions, Inc	2.750	09/15/15	1,015,747
400,000	Stryker Corp	3.000	01/15/15	421,192
200,000	Thermo Fisher Scientific, Inc	2.150	12/28/12	203,884
245,000	Thermo Fisher Scientific, Inc	3.200	05/01/15	258,255

	TOTAL HEALTH CARE EQUIPMENT & SERVICES			3,302,075

INSURANCE - 1.0%
2,000,000	MetLife, Inc	2.380	02/06/14	2,021,176
1,020,000	Progressive Corp	6.380	01/15/12	1,079,312
1,000,000	Prudential Financial, Inc	5.100	09/20/14	1,093,086
250,000	United Health Group, Inc	4.880	02/15/13	268,692

	TOTAL INSURANCE			4,462,266

57

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MATERIALS - 1.9%
$200,000		Air Products & Chemicals, Inc	4.150%	02/01/13	$211,540
40,000		Airgas, Inc	4.500	09/15/14	42,721
665,000	g	Anglo American Capital plc	2.150	09/27/13	669,828
1,110,000		ArcelorMittal	5.380	06/01/13	1,191,818
500,000		Bemis Co, Inc	4.880	04/01/12	522,182
1,000,000		Bemis Co, Inc	5.650	08/01/14	1,130,266
1,000,000		Clorox Co	5.450	10/15/12	1,086,655
1,000,000		EI Du Pont de Nemours & Co	3.250	01/15/15	1,069,657
1,606,000		Lafarge S.A.	6.150	07/15/11	1,654,652
200,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	222,914
1,000,000	g	Sappi Papier Holding AG.	6.750	06/15/12	1,007,878

		TOTAL MATERIALS			8,810,111

MEDIA - 0.9%
600,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	696,775
300,000		Echostar DBS Corp	6.380	10/01/11	310,500
1,000,000	g	NBC Universal, Inc	3.650	04/30/15	1,055,556
1,375,000		Time Warner Cable, Inc	6.200	07/01/13	1,549,006
250,000		Time Warner, Inc	3.150	07/15/15	259,132
125,000		Viacom, Inc	4.380	09/15/14	135,675

		TOTAL MEDIA			4,006,644

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
1,000,000		Abbott Laboratories	2.700	05/27/15	1,050,413
325,000		Eli Lilly & Co	3.550	03/06/12	337,731
1,000,000		GlaxoSmithKline Capital, Inc	4.850	05/15/13	1,099,870
95,000		Life Technologies Corp	3.380	03/01/13	97,739
60,000		Life Technologies Corp	4.400	03/01/15	64,003
180,000		Novartis Capital Corp	4.130	02/10/14	196,557
500,000		Novartis Capital Corp	2.900	04/24/15	527,144
175,000		Pfizer, Inc	5.350	03/15/15	201,905
200,000		Teva Pharmaceutical Finance LLC	3.000	06/15/15	209,218

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,784,580

REAL ESTATE - 0.0%
100,000		Boston Properties LP	2.880	02/15/37	101,000
75,000		ProLogis	7.630	08/15/14	81,054

		TOTAL REAL ESTATE			182,054

RETAILING - 0.4%
300,000		Ferrellgas Partners LP	6.750	05/01/14	305,250
500,000		Staples, Inc	9.750	01/15/14	619,123
1,000,000		Wal-Mart Stores, Inc	3.000	02/03/14	1,060,334

		TOTAL RETAILING			1,984,707

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
500,000		National Semiconductor Corp	3.950	04/15/15	524,506

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			524,506

58

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SOFTWARE & SERVICES - 1.7%
$5,000,000		Microsoft Corp	0.880%	09/27/13	$5,006,955
1,000,000		Microsoft Corp	1.630	09/25/15	1,000,713
1,000,000		Oracle Corp	4.950	04/15/13	1,101,549
250,000		Symantec Corp	2.750	09/15/15	252,423

		TOTAL SOFTWARE & SERVICES			7,361,640

TECHNOLOGY HARDWARE & EQUIPMENT - 1.8%
625,000		Agilent Technologies, Inc	2.500	07/15/13	637,601
250,000		Amphenol Corp	4.750	11/15/14	271,229
668,000		Cisco Systems, Inc	2.900	11/17/14	708,492
300,000		Hewlett-Packard Co	4.250	02/24/12	314,550
200,000		Hewlett-Packard Co	2.950	08/15/12	208,523
100,000		Hewlett-Packard Co	4.750	06/02/14	112,090
1,000,000		IBM International Group Capital LLC	5.050	10/22/12	1,087,435
5,000,000		International Business Machines Corp	1.000	08/05/13	5,017,241
250,000		L-3 Communications Corp	6.380	10/15/15	257,813
175,000		Xerox Corp	8.250	05/15/14	209,820

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			8,824,794

TELECOMMUNICATION SERVICES - 1.5%
100,000		AT&T, Inc	7.300	11/15/11	107,100
1,000,000		AT&T, Inc	2.500	08/15/15	1,018,984
550,000		Cellco Partnership	3.750	05/20/11	560,911
850,000		Cellco Partnership	5.550	02/01/14	961,227
1,000,000		France Telecom S.A.	2.130	09/16/15	1,006,938
1,000,000		Telecom Italia Capital S.A.	5.250	11/15/13	1,074,397
850,000		Telecom Italia Capital S.A.	6.180	06/18/14	937,372
1,000,000		Telefonica Emisiones SAU	3.730	04/27/15	1,045,750
200,000		Verizon Communications, Inc	4.350	02/15/13	215,652
250,000		Windstream Corp	8.130	08/01/13	271,250

		TOTAL TELECOMMUNICATION SERVICES			7,199,581

TRANSPORTATION - 0.8%
250,000	g	Bombardier, Inc	8.000	11/15/14	260,938
1,000,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	1,048,663
1,000,000	g	ERAC USA Finance LLC	2.750	07/01/13	1,021,602
1,000,000	g	Southwest Airlines Co	10.500	12/15/11	1,096,640
200,000		Union Pacific Corp	5.130	02/15/14	221,994

		TOTAL TRANSPORTATION			3,649,837

UTILITIES - 1.9%
180,000		Alliant Energy Corp	4.000	10/15/14	189,175
250,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	294,959
1,000,000		Commonwealth Edison Co	4.700	04/15/15	1,118,294
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	568,637
125,000		FirstEnergy Solutions Corp	4.800	02/15/15	134,357
1,900,000		FPL Group Capital, Inc	2.600	09/01/15	1,914,215
200,000	g	Korea Hydro & Nuclear Power Co Ltd	3.130	09/16/15	199,798
1,000,000		Northeast Utilities	5.650	06/01/13	1,083,416
300,000		NRG Energy, Inc	7.250	02/01/14	307,875
625,000		ONEOK Partners LP	5.900	04/01/12	666,643
500,000		Pepco Holdings, Inc	2.700	10/01/15	500,998

59

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$500,000		PG&E Corp	5.750%	04/01/14	$562,217
500,000	g	Ras Laffan Liquefied Natural Gas Co Ltd	5.500	09/30/14	548,069
250,000		Veolia Environnement	5.250	06/03/13	272,471
450,000		Williams Partners LP	3.800	02/15/15	473,504

		TOTAL UTILITIES			8,834,628

		TOTAL CORPORATE BONDS			174,206,593
		(Cost $168,441,846)

GOVERNMENT BONDS - 55.0%

AGENCY SECURITIES - 11.6%
		Federal Farm Credit Bank (FFCB)
4,400,000		FFCB	2.630	04/21/11	4,457,147
1,000,000		FFCB	1.380	06/25/13	1,017,647
		Federal Home Loan Bank (FHLB)
1,200,000		FHLB	3.630	09/16/11	1,238,796
3,000,000		FHLB	1.880	06/21/13	3,091,272
		Federal Home Loan Mortgage Corp (FHLMC)
4,000,000		FHLMC	2.130	09/21/12	4,124,576
230,000		FHLMC	2.500	04/23/14	241,772
		Federal National Mortgage Association (FNMA)
2,500,000		FNMA	1.380	04/28/11	2,515,788
3,000,000		FNMA	2.000	01/09/12	3,060,816
3,000,000		FNMA	0.880	01/12/12	3,016,548
2,000,000		FNMA	3.630	02/12/13	2,138,552
6,500,000		FNMA	1.250	08/20/13	6,576,050
1,500,000		FNMA	2.750	03/13/14	1,588,644
1,000,000		FNMA	2.500	05/15/14	1,049,429
2,000,000		FNMA	3.000	09/16/14	2,138,258
5,000,000		FNMA	2.630	11/20/14	5,271,475
2,000,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	1,945,040
1,500,000		International Finance Corp	5.130	05/02/11	1,542,152
7,000,000		Private Export Funding Corp	4.900	12/15/11	7,379,672
2,000,000		Private Export Funding Corp	3.550	04/15/13	2,139,010

		TOTAL AGENCY SECURITIES			54,532,644

FOREIGN GOVERNMENT BONDS - 4.7%
34,000	g	Belgium Government International Bond	2.880	09/15/14	35,217
250,000		Belgium Kingdom	2.750	03/05/15	258,450
1,000,000		Canada Government International Bond	2.380	09/10/14	1,047,808
1,100,000		Eksportfinans A/S	5.000	02/14/12	1,164,380
1,000,000		Export Development Canada	2.250	05/28/15	1,039,161
300,000		Export-Import Bank of Korea	8.130	01/21/14	352,125
325,000		Export-Import Bank of Korea	4.130	09/09/15	341,368
125,000		Hungary Government International Bond	4.750	02/03/15	127,010
500,000		Korea Development Bank	4.380	08/10/15	530,390
330,000		Korea Development Bank	3.250	03/09/16	330,370
420,000		Poland Government International Bond	3.880	07/16/15	436,866
500,000	g	Portugal Government International Bond	3.500	03/25/15	477,908
3,000,000		Province of British Columbia Canada	2.850	06/15/15	3,190,326
500,000		Province of Manitoba Canada	5.000	02/15/12	530,099

60

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,450,000		Province of Manitoba Canada	2.130%	04/22/13	$1,500,330
2,000,000		Province of Nova Scotia Canada	2.380	07/21/15	2,058,432
2,000,000		Province of Ontario Canada	2.630	01/20/12	2,050,610
1,200,000		Province of Ontario Canada	4.100	06/16/14	1,318,238
700,000		Province of Ontario Canada	2.950	02/05/15	741,000
1,300,000		Province of Ontario Canada	2.700	06/16/15	1,361,615
791,000	g	Qatar Govt International Bond	4.000	01/20/15	834,505
500,000		Republic of Korea	5.750	04/16/14	560,571
700,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	705,250
516,000		United Mexican States	5.880	02/17/14	583,080

		TOTAL FOREIGN GOVERNMENT BONDS			21,575,109

MORTGAGE BACKED - 0.2%
173,362		Federal Home Loan Mortgage Corp	5.130	10/15/15	175,505
		Federal Home Loan Mortgage Corp Gold (FGLMC)
62,183		FGLMC	6.000	12/01/17	67,327
298,756		FGLMC	5.500	01/01/19	323,164
269,184		FGLMC	5.500	01/01/19	291,176
27,843		Federal National Mortgage Association	5.000	06/01/13	29,529

		TOTAL MORTGAGE BACKED			886,701

U.S. TREASURY SECURITIES - 38.5%
500		United States Treasury Note	1.000	08/31/11	503
3,927,000		United States Treasury Note	1.000	09/30/11	3,954,458
12,000,000		United States Treasury Note	0.750	11/30/11	12,060,468
1,000,000		United States Treasury Note	1.000	12/31/11	1,008,438
21,211,000		United States Treasury Note	4.630	12/31/11	22,352,746
5,000,000		United States Treasury Note	1.000	03/31/12	5,049,400
140,000		United States Treasury Note	0.630	06/30/12	140,568
415,000		United States Treasury Note	0.630	07/31/12	416,735
60,000		United States Treasury Note	1.380	10/15/12	61,125
42,720,000		United States Treasury Note	1.130	06/15/13	43,327,477
37,260,000		United States Treasury Note	0.750	09/15/13	37,382,250
7,395,000		United States Treasury Note	3.130	09/30/13	7,938,074
3,654,900		United States Treasury Note	2.750	10/31/13	3,886,760
14,949,000		United States Treasury Note	2.000	11/30/13	15,560,982
2,318,000		United States Treasury Note	1.880	04/30/14	2,403,657
45,000		United States Treasury Note	2.250	05/31/14	47,285
1,635,000		United States Treasury Note	2.630	06/30/14	1,740,636
7,990,000		United States Treasury Note	2.380	08/31/14	8,430,073
1,865,000		United States Treasury Note	2.380	10/31/14	1,968,450
4,175,000		United States Treasury Note	2.250	01/31/15	4,381,141
1,373,000		United States Treasury Note	2.500	04/30/15	1,455,594
5,639,000		United States Treasury Note	1.250	08/31/15	5,637,241

		TOTAL U.S. TREASURY SECURITIES			179,204,061

		TOTAL GOVERNMENT BONDS			256,198,515
		(Cost $248,786,333)

61

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

STRUCTURED ASSETS - 4.2%

ASSET BACKED - 4.1%
$230,520		Aames Mortgage Trust	6.900%	06/25/32	$180,429
		Series - 2002 1 (Class A3)
2,000,000		AmeriCredit Automobile Receivables Trust	2.040	09/08/15	2,005,826
		Series - 2010 3 (Class B)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	0
		Series - 2006 WMC1 (Class N1)
500,000	g	Avis Budget Rental Car Funding AESOP LLC	5.680	02/20/14	534,907
		Series - 2009 2A (Class A)
200,000		CarMax Auto Owner Trust	3.750	12/15/15	207,590
		Series - 2010 1 (Class B)
172,687		Centex Home Equity	5.540	01/25/32	171,910
		Series - 2002 A (Class AF6)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	201,880
		Series - 2004 2 (Class 1M2)
337,182	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	132,039
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	120,900
		Series - 2002 2 (Class MF2)
184,315		CIT Group Home Equity Loan Trust	6.830	06/25/33	7,582
		Series - 2002 2 (Class BF)
110,534	i	Countrywide Asset-Backed Certificates	0.370	06/25/21	93,277
		Series - 2006 S3 (Class A1)
200,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	190,930
		Series - 2006 15 (Class A2)
2,000,000		DaimlerChrysler Financial Auto Securitization Trust	1.650	11/08/13	2,000,494
		Series - 2010 A (Class B)
1,914,720	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	1,623,334
		Series - 2007 1A (Class AF3)
942,596		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	874,051
		Series - 2006 HLTV (Class A3)
2,000,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	1,341,380
		Series - 2006 HLTV (Class A4)
500,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	551,870
		Series - 2009 2A (Class A2)
76,185	i	Morgan Stanley ABS Capital I	0.270	01/25/37	75,065
		Series - 2007 HE2 (Class A2A)
500,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	276,793
		Series - 2006 3 (Class AF3)
4,000,000		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	3,680,380
		Series - 2006 HI2 (Class A3)
603,354		Residential Funding Mortgage Securities II, Inc	5.950	02/25/36	599,350
		Series - 2006 HI3 (Class A2)
1,300,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	1,161,017
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	170,699
		Series - 2006 HI1 (Class M2)
696,192		Saxon Asset Securities Trust	6.120	11/25/30	705,928
		Series - 2002 2 (Class AF6)
131,541	i	Securitized Asset Backed Receivables LLC Trust	0.410	03/25/36	124,986
		Series - 2006 NC2 (Class A2)

62

TIAA-CREF FUNDS – Short-Term Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$114,297	i	Wells Fargo Home Equity Trust	0.400%	07/25/36	$105,764
		Series - 2006 2 (Class A3)
2,000,000		World Financial Network Credit Card Master Trust	4.660	05/15/17	2,135,701
		Series - 2009 D (Class A)

		TOTAL ASSET BACKED			19,274,082

OTHER MORTGAGE BACKED - 0.1%
183,931		First Horizon Asset Securities, Inc	5.500	11/25/33	188,457
		Series - 2003 9 (Class 1A4)
108,428	i	GSR Mortgage Loan Trust	4.920	01/25/36	104,621
		Series - 2006 AR1 (Class 2A2)
95,032	i	Structured Adjustable Rate Mortgage Loan Trust	5.750	07/25/36	95,799
		Series - 2006 6 (Class 2A1)

		TOTAL OTHER MORTGAGE BACKED			388,877

		TOTAL STRUCTURED ASSETS			19,662,959
		(Cost $22,787,185)

		TOTAL BONDS			450,068,067
		(Cost $440,015,364)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
15,738	*	Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	6,767
55,841	*	Federal National Mortgage Association (FNMA)	8.250	12/30/49	24,291

		TOTAL BANKS			31,058

		TOTAL PREFERRED STOCKS			31,058
		(Cost $1,789,475)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 1.9%
GOVERNMENT AGENCY DEBT - 1.9%
	Federal Home Loan Bank (FHLB)
$9,000,000	FHLB	10/01/10	9,000,000

	TOTAL GOVERNMENT AGENCY DEBT		9,000,000

	TOTAL SHORT-TERM INVESTMENTS		9,000,000
	(Cost $9,000,000)

	TOTAL INVESTMENTS - 98.5%		460,064,235
	(Cost $451,758,645)
	OTHER ASSETS & LIABILITIES, NET - 1.5%		7,164,891

	NET ASSETS - 100.0%		$467,229,126

*	Non-income producing.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2010 the value of these securities amounted to $28,643,952 or 6.13% of net assets.
i	Floating or variable rate security. Coupon reflects the rate at period end.
j	Zero coupon.
n	In default.

63

TIAA-CREF FUNDS – High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BANK LOAN OBLIGATIONS - 1.0%

HEALTH CARE EQUIPMENT & SERVICES - 0.4%
$2,970,720	i	IMS Health, Inc	5.250%	02/26/16	$2,984,950

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			2,984,950

MATERIALS - 0.4%
2,984,925	i	Nalco Co	6.500	05/13/16	2,976,716

		TOTAL MATERIALS			2,976,716

UTILITIES - 0.2%
2,134,000	i	Texas Competitive Electric Holdings Co LLC	3.980	10/10/14	1,657,094

		TOTAL UTILITIES			1,657,094

		TOTAL BANK LOAN OBLIGATIONS			7,618,760
		(Cost $8,088,785)

CORPORATE BONDS - 95.1%

AUTOMOBILES & COMPONENTS - 1.0%
4,500,000		Ford Motor Co	7.450	07/16/31	4,691,250
2,760,000		Goodyear Tire & Rubber Co	8.250	08/15/20	2,904,900

		TOTAL AUTOMOBILES & COMPONENTS			7,596,150

BANKS - 1.9%
3,500,000	g	Alfa Bond Issuance plc for OJSC Alfa Bank	7.880	09/25/17	3,517,500
1,750,000	i	Bank of America Corp	8.000	12/30/49	1,805,195
3,500,000	i	Bank of America Corp	8.130	12/30/49	3,610,390
2,600,000	i	JPMorgan Chase & Co	7.900	04/29/49	2,786,238
2,135,000	g,i	Standard Chartered plc	6.410	12/30/49	2,026,642

		TOTAL BANKS			13,745,965

CAPITAL GOODS - 2.5%
2,500,000	g	Case New Holland, Inc	7.880	12/01/17	2,715,625
1,440,000	g	Myriad International Holding BV	6.380	07/28/17	1,491,264
5,000,000	g	Reynolds Group Issuer, Inc	7.750	10/15/16	5,087,500
1,000,000		Russel Metals, Inc	6.380	03/01/14	987,500
1,000,000		SPX Corp	7.630	12/15/14	1,090,000
2,250,000	g	SPX Corp	6.880	09/01/17	2,385,000
4,720,000		Susser Holdings LLC	8.500	05/15/16	4,908,800

		TOTAL CAPITAL GOODS			18,665,689

64

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
$640,000	g	American Achievement Corp	8.250%	04/01/12	$637,600
2,500,000		Corrections Corp of America	7.750	06/01/17	2,687,500
3,825,000	g	Trans Union LLC	11.380	06/15/18	4,350,937
3,334,000	g	Visant Corp	10.000	10/01/17	3,484,030

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			11,160,067

CONSUMER DURABLES & APPAREL - 1.9%
1,000,000		Alliant Techsystems, Inc	6.750	04/01/16	1,042,500
2,000,000		Alliant Techsystems, Inc	6.880	09/15/20	2,032,500
5,000,000		Hanesbrands, Inc	8.000	12/15/16	5,281,250
2,000,000		Phillips-Van Heusen Corp	7.380	05/15/20	2,107,500
2,629,000		WMG Acquisition Corp	7.380	04/15/14	2,477,833
1,000,000		WMG Acquisition Corp	9.500	06/15/16	1,070,000

		TOTAL CONSUMER DURABLES & APPAREL			14,011,583

CONSUMER SERVICES - 5.4%
1,271,000		Ameristar Casinos, Inc	9.250	06/01/14	1,356,793
649,000		FTI Consulting, Inc	7.750	10/01/16	674,960
2,650,000	g	FTI Consulting, Inc	6.750	10/01/20	2,669,875
750,000	g	Harrahs Operating Co, Inc	12.750	04/15/18	699,375
4,280,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	4,237,200
3,665,000	g	Live Nation Entertainment, Inc	8.130	05/15/18	3,701,650
2,400,000		Mac-Gray Corp	7.630	08/15/15	2,334,000
1,800,000	g	Marina District Finance Co, Inc	9.880	08/15/18	1,737,000
2,040,000		MGM Mirage	10.380	05/15/14	2,269,500
1,500,000	g	MGM Mirage	9.000	03/15/20	1,578,750
675,000		Penn National Gaming, Inc	6.750	03/01/15	675,000
5,310,000		Penn National Gaming, Inc	8.750	08/15/19	5,641,874
1,750,000		Speedway Motorsports, Inc	6.750	06/01/13	1,767,500
2,500,000		Speedway Motorsports, Inc	8.750	06/01/16	2,700,000
2,000,000		Universal City Development Partners Ltd	10.880	11/15/16	2,165,000
3,200,000		Wendys	10.000	07/15/16	3,404,000
2,000,000	g	Wynn Las Vegas LLC	7.750	08/15/20	2,110,000

		TOTAL CONSUMER SERVICES			39,722,477

DIVERSIFIED FINANCIALS - 9.1%
2,000,000		American General Finance Corp	5.380	10/01/12	1,892,500
5,160,000		American General Finance Corp	6.900	12/15/17	4,308,600
2,500,000		CIT Group, Inc	7.000	05/01/14	2,493,750
2,000,000		CIT Group, Inc	7.000	05/01/15	1,985,000
4,500,000		CIT Group, Inc	7.000	05/01/17	4,404,375
3,000,000		CIT Group, Inc	7.000	05/01/17	2,955,000
3,000,000	i	Citigroup Capital XXI	8.300	12/21/57	3,150,000
2,800,000		Ford Motor Credit Co LLC	7.000	10/01/13	3,004,053
1,750,000		Ford Motor Credit Co LLC	7.000	04/15/15	1,870,015
1,875,000		Ford Motor Credit Co LLC	12.000	05/15/15	2,361,501
1,750,000		Ford Motor Credit Co LLC	5.630	09/15/15	1,799,558
2,000,000		Ford Motor Credit Co LLC	8.000	12/15/16	2,260,742
4,000,000		Ford Motor Credit Co LLC	8.130	01/15/20	4,596,260
2,000,000		GMAC, Inc	6.630	05/15/12	2,070,000
1,000,000		GMAC, Inc	6.750	12/01/14	1,041,875
2,000,000	g	GMAC, Inc	8.300	02/12/15	2,180,000

65

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,000,000	g	GMAC, Inc	8.000%	03/15/20	$5,462,501
3,000,000	g	GMAC, Inc	7.500	09/15/20	3,195,000
2,000,000		GMAC, Inc	8.000	11/01/31	2,145,000
1,825,000		International Lease Finance Corp	5.630	09/20/13	1,790,781
366,000		International Lease Finance Corp	6.630	11/15/13	366,915
2,232,000	g	International Lease Finance Corp	8.630	09/15/15	2,388,240
4,275,000	g	International Lease Finance Corp	6.750	09/01/16	4,574,250
2,232,000	g	International Lease Finance Corp	8.750	03/15/17	2,393,820
2,570,000	g	International Lease Finance Corp	7.130	09/01/18	2,769,175

		TOTAL DIVERSIFIED FINANCIALS			67,458,911

ENERGY - 10.5%
1,640,000		AmeriGas Partners LP	7.130	05/20/16	1,709,700
1,000,000		Arch Coal, Inc	8.750	08/01/16	1,102,500
1,000,000		Arch Coal, Inc	7.250	10/01/20	1,056,250
2,000,000		Atlas Energy Operating Co LLC	12.130	08/01/17	2,312,500
5,550,000		Atlas Energy Operating Co LLC	10.750	02/01/18	6,146,625
250,000		Chesapeake Energy Corp	9.500	02/15/15	289,375
2,000,000		Chesapeake Energy Corp	7.250	12/15/18	2,155,000
2,400,000		Chesapeake Energy Corp	6.630	08/15/20	2,508,000
4,375,000		Chesapeake Energy Corp	6.880	11/15/20	4,637,500
2,276,000		Cimarex Energy Co	7.130	05/01/17	2,389,800
4,200,000		Cloud Peak Energy Resources LLC	8.250	12/15/17	4,436,250
1,000,000		Cloud Peak Energy Resources LLC	8.500	12/15/19	1,072,500
5,840,000	g	Consol Energy, Inc	8.000	04/01/17	6,321,799
820,000	g	Continental Resources, Inc	7.130	04/01/21	852,800
666,000	g	Drummond Co, Inc	9.000	10/15/14	703,463
2,000,000		Encore Acquisition Co	9.500	05/01/16	2,232,500
1,500,000		Energy Transfer Equity LP	7.500	10/15/20	1,578,750
1,350,000		Inergy LP	6.880	12/15/14	1,377,000
2,500,000		Inergy LP	8.750	03/01/15	2,696,875
3,250,000		Inergy LP	8.250	03/01/16	3,412,500
3,250,000	g	Inergy LP	7.000	10/01/18	3,331,250
2,800,000		Newfield Exploration Co	6.880	02/01/20	2,975,000
2,000,000	g	NGPL Pipeco LLC	7.120	12/15/17	2,170,000
4,750,000	g	Niska Gas Storage	8.880	03/15/14	5,082,500
1,500,000		Peabody Energy Corp	6.500	09/15/20	1,614,375
1,500,000		Pioneer Natural Resources Co	6.880	05/01/18	1,605,470
1,233,000		Range Resources Corp	7.500	05/15/16	1,288,485
1,750,000		Range Resources Corp	7.500	10/01/17	1,863,750
250,000		Range Resources Corp	7.250	05/01/18	262,500
3,000,000		Range Resources Corp	6.750	08/01/20	3,120,000
4,777,200		Southwestern Energy Co	7.500	02/01/18	5,398,236

		TOTAL ENERGY			77,703,253

FOOD & STAPLES RETAILING - 3.3%
3,100,000		Couche-Tard US LP	7.500	12/15/13	3,146,500
5,350,000		Ingles Markets, Inc	8.880	05/15/17	5,764,624
1,600,000		Rite Aid Corp	10.380	07/15/16	1,666,000
1,500,000		Rite Aid Corp	7.500	03/01/17	1,381,875
2,500,000	g	Rite Aid Corp	8.000	08/15/20	2,537,500
2,526,000		Stater Brothers Holdings	7.750	04/15/15	2,589,150

66

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$5,050,000		SuperValu, Inc	7.500%	11/15/14	$5,075,250
1,885,000		SuperValu, Inc	8.000	05/01/16	1,899,138

		TOTAL FOOD & STAPLES RETAILING			24,060,037

FOOD, BEVERAGE & TOBACCO - 2.3%
4,015,000		Constellation Brands, Inc	8.380	12/15/14	4,431,556
2,000,000		Del Monte Corp	7.500	10/15/19	2,157,500
3,000,000	g	Marfrig Overseas Ltd	9.500	05/04/20	3,183,750
2,720,000	g	Smithfield Foods, Inc	10.000	07/15/14	3,128,000
1,634,000		Smithfield Foods, Inc	7.750	07/01/17	1,656,468
2,500,000		TreeHouse Foods, Inc	7.750	03/01/18	2,687,500

		TOTAL FOOD, BEVERAGE & TOBACCO			17,244,774

HEALTH CARE EQUIPMENT & SERVICES - 5.7%
3,500,000		Apria Healthcare Group, Inc	11.250	11/01/14	3,850,000
1,265,000		Apria Healthcare Group, Inc	12.380	11/01/14	1,407,313
7,750,000		CHS	8.880	07/15/15	8,234,375
1,850,000		DaVita, Inc	7.250	03/15/15	1,920,531
2,200,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	2,508,000
3,155,000	o	HCA, Inc	9.630	11/15/16	3,423,175
150,000		HCA, Inc	9.880	02/15/17	165,750
4,000,000		HCA, Inc	8.500	04/15/19	4,460,000
1,500,000		HCA, Inc	7.880	02/15/20	1,640,625
900,000		HCA, Inc	7.500	11/06/33	825,750
5,300,000		Healthsouth Corp	7.250	10/01/18	5,406,000
6,750,000		Healthsouth Corp	7.750	09/15/22	6,800,625
1,825,000	g	LifePoint Hospitals, Inc	6.630	10/01/20	1,861,500

		TOTAL HEALTH CARE EQUIPMENT & SERVICES			42,503,644

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
2,750,000		JohnsonDiversey, Inc	8.250	11/15/19	2,942,500
2,081,000	g	Spectrum Brands, Inc	9.500	06/15/18	2,231,873

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS			5,174,373

INSURANCE - 1.1%
1,975,000		American Financial Group, Inc	9.880	06/15/19	2,434,596
4,000,000	i	American International Group, Inc	8.180	05/15/58	4,000,000
1,715,000	g	Multiplan, Inc	9.880	09/01/18	1,792,175

		TOTAL INSURANCE			8,226,771

MATERIALS - 10.9%
1,120,000		Ball Corp	7.130	09/01/16	1,209,600
1,000,000		Ball Corp	6.630	03/15/18	1,052,500
480,000		Ball Corp	7.380	09/01/19	522,000
3,570,000	g	Celanese US Holdings LLC	6.630	10/15/18	3,650,325
4,250,000	g	Cemex SAB de C.V.	9.500	12/14/16	4,276,350
3,770,000		CF Industries, Inc	6.880	05/01/18	4,057,463
3,750,000		CF Industries, Inc	7.130	05/01/20	4,101,563
1,000,000		Crown Americas LLC	7.750	11/15/15	1,041,250
2,540,000		Crown Americas LLC	7.630	05/15/17	2,743,200
2,000,000		Domtar Corp	10.750	06/01/17	2,490,000

67

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$3,922,000	g	Georgia Gulf Corp	9.000%	01/15/17	$4,108,295
1,050,000	g	Georgia-Pacific LLC	7.130	01/15/17	1,111,688
4,000,000		Georgia-Pacific LLC	8.880	05/15/31	4,560,000
1,750,000		Graphic Packaging International, Inc	7.880	10/01/18	1,798,125
1,260,000		Greif, Inc	6.750	02/01/17	1,299,375
2,350,000		Greif, Inc	7.750	08/01/19	2,540,938
2,775,000	g	Ineos Group Holdings PLC	9.000	05/15/15	2,896,406
6,776,000	g	LBI ESCROW CORP	8.000	11/01/17	7,402,779
3,000,000		Lyondell Chemical Co	11.000	05/01/18	3,318,750
1,750,000		Nalco Co	8.250	05/15/17	1,933,750
1,000,000		Owens-Brockway Glass Container, Inc	6.750	12/01/14	1,027,500
5,525,000	g	Sappi Papier Holding AG.	6.750	06/15/12	5,568,525
1,000,000		Silgan Holdings, Inc	7.250	08/15/16	1,061,250
2,960,000		Solutia, Inc	8.750	11/01/17	3,233,800
4,500,000		Solutia, Inc	7.880	03/15/20	4,809,375
272,000		Steel Dynamics, Inc	6.750	04/01/15	278,120
1,250,000	g	Steel Dynamics, Inc	7.630	03/15/20	1,296,875
2,700,000	g	Texas Industries, Inc	9.250	08/15/20	2,801,250
4,000,000		Verso Paper Holdings LLC	9.130	08/01/14	4,010,000

		TOTAL MATERIALS			80,201,052

MEDIA - 7.3%
5,000,000		AMC Entertainment, Inc	8.750	06/01/19	5,268,750
1,835,000		Cablevision Systems Corp	8.630	09/15/17	2,018,500
2,300,000		Cablevision Systems Corp	8.000	04/15/20	2,475,375
5,375,000	g	CCO Holdings LLC	8.130	04/30/20	5,697,500
1,333,000		Cinemark USA, Inc	8.630	06/15/19	1,419,645
350,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	371,000
1,950,000		Clear Channel Worldwide Holdings, Inc	9.250	12/15/17	2,081,625
3,000,000		DISH DBS Corp	7.750	05/31/15	3,198,750
10,460,000		DISH DBS Corp	7.880	09/01/19	11,257,574
2,000,000		Echostar DBS Corp	6.630	10/01/14	2,090,000
500,000		Gray Television, Inc	10.500	06/29/15	499,375
1,000,000		Interpublic Group of Cos, Inc	6.250	11/15/14	1,062,500
1,000,000		Interpublic Group of Cos, Inc	10.000	07/15/17	1,167,500
2,140,000		Lamar Media Corp	9.750	04/01/14	2,450,300
1,860,000		Lamar Media Corp	6.630	08/15/15	1,883,250
1,225,000		Lamar Media Corp	7.880	04/15/18	1,286,250
2,730,000	h	Nielsen Finance LLC	7.750	10/15/18	2,709,989
3,000,000		Nielsen Finance LLC	10.000	08/01/14	3,153,750
1,349,000		Nielsen Finance LLC	12.500	08/01/16	1,350,686
1,750,000		Regal Entertainment Group	9.130	08/15/18	1,835,313

		TOTAL MEDIA			53,277,632

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.2%
2,000,000	g	IMS Health, Inc	12.500	03/01/18	2,330,000
2,500,000	g	Mylan, Inc	7.630	07/15/17	2,659,375
2,500,000	g	Mylan, Inc	7.880	07/15/20	2,678,125
4,195,000	g	NBTY, Inc	9.000	10/01/18	4,404,750
2,510,000	g	Valeant Pharmaceuticals International	6.750	10/01/17	2,560,200
1,510,000	g	Valeant Pharmaceuticals International	7.000	10/01/20	1,543,975

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			16,176,425

68

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

REAL ESTATE - 1.1%
$1,750,000		Developers Diversified Realty Corp	7.500%	04/01/17	$1,818,404
1,750,000		Developers Diversified Realty Corp	7.880	09/01/20	1,813,275
4,500,000		DuPont Fabros Technology LP	8.500	12/15/17	4,826,250

		TOTAL REAL ESTATE			8,457,929

RETAILING - 5.7%
4,500,000	g	Ace Hardware Corp	9.130	06/01/16	4,803,750
1,000,000		Amerigas Partners LP	7.250	05/20/15	1,035,000
2,755,000		Asbury Automotive Group, Inc	8.000	03/15/14	2,782,550
1,400,000	g	Aspect Software, Inc	10.630	05/15/17	1,454,250
3,000,000		AutoNation, Inc	6.750	04/15/18	3,075,000
1,652,000		Ferrellgas Escrow LLC	6.750	05/01/14	1,680,910
1,198,000		Ferrellgas Partners LP	6.750	05/01/14	1,218,965
1,440,000		Ferrellgas Partners LP	9.130	10/01/17	1,560,600
1,275,000		JC Penney Corp, Inc	5.650	06/01/20	1,298,906
3,000,000		JC Penney Corp, Inc	6.380	10/15/36	2,895,000
1,875,000		Limited Brands, Inc	7.000	05/01/20	2,025,000
5,500,000		Macy’s Retail Holdings, Inc	5.900	12/01/16	5,857,500
1,000,000	g	QVC, Inc	7.130	04/15/17	1,035,000
3,600,000	g	QVC, Inc	7.500	10/01/19	3,762,000
7,200,000	h	Sears Holding Corp	6.625	10/15/18	7,200,000

		TOTAL RETAILING			41,684,431

SOFTWARE & SERVICES - 1.0%
1,200,000	g	Fidelity National Information Services, Inc	7.630	07/15/17	1,281,000
5,000,000		Sungard Data Systems, Inc	9.130	08/15/13	5,106,250
875,000		Sungard Data Systems, Inc	10.630	05/15/15	975,625

		TOTAL SOFTWARE & SERVICES			7,362,875

TECHNOLOGY HARDWARE & EQUIPMENT - 2.5%
1,580,000		Brocade Communications Systems, Inc	6.630	01/15/18	1,643,200
10,840,000	g	Pinafore LLC	9.000	10/01/18	11,382,000
860,000	g	Scientific Games Corp	7.880	06/15/16	872,900
1,500,000	g	Scientific Games Corp	8.130	09/15/18	1,530,000
1,500,000		Scientific Games Corp	9.250	06/15/19	1,593,750
1,500,000	g	Seagate Technology International	6.880	05/01/20	1,466,250

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			18,488,100

TELECOMMUNICATION SERVICES - 9.0%
2,000,000	g	CC Holdings GS V LLC	7.750	05/01/17	2,210,000
1,530,000		Citizens Communications Co	7.130	03/15/19	1,568,250
3,250,000	g	Clearwire Communications LLC	12.000	12/01/15	3,501,875
2,000,000		Cricket Communications, Inc	7.750	05/15/16	2,122,500
2,000,000		Crown Castle International Corp	9.000	01/15/15	2,205,000
6,700,000		Frontier Communications Corp	7.880	04/15/15	7,236,000
1,350,000	g	Indosat Palapa Co	7.380	07/29/20	1,488,375
4,000,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	4,350,000
5,000,000	g	Intelsat Jackson Holdings Ltd	8.500	11/01/19	5,425,000
4,000,000	g	Intelsat Jackson Holdings Ltd	7.250	10/15/20	4,020,000
3,000,000	g	Nexstar Broadcasting, Inc	8.880	04/15/17	3,127,500

69

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$2,000,000	g	Qwest Communications International, Inc	7.130%	04/01/18	$2,100,000
625,000		SBA Telecommunications, Inc	8.000	08/15/16	671,875
465,000		SBA Telecommunications, Inc	8.250	08/15/19	511,500
10,724,000		Sprint Capital Corp	6.900	05/01/19	10,777,620
750,000		Sprint Capital Corp	6.880	11/15/28	686,250
4,500,000		Sprint Capital Corp	8.750	03/15/32	4,725,000
5,440,000		Virgin Media Finance plc	9.500	08/15/16	6,147,200
2,500,000		Windstream Corp	7.880	11/01/17	2,606,250
1,105,000	g	Windstream Corp	8.130	09/01/18	1,143,675

		TOTAL TELECOMMUNICATION SERVICES			66,623,870

TRANSPORTATION - 2.4%
2,900,301		Avis Budget Car Rental LLC	9.630	03/15/18	3,067,068
1,000,000	g	Bombardier, Inc	8.000	11/15/14	1,043,750
3,000,000	g	Bombardier, Inc	7.500	03/15/18	3,225,000
3,278,000		Bristow Group, Inc	7.500	09/15/17	3,359,950
3,150,000		Hertz Corp	8.880	01/01/14	3,232,688
2,000,000	g	Hertz Corp	7.500	10/15/18	2,000,000
1,560,000	g	Kansas City Southern de Mexico S.A. de C.V.	8.000	02/01/18	1,677,000

		TOTAL TRANSPORTATION			17,605,456

UTILITIES - 6.1%
473,000	g	AES Corp	8.750	05/15/13	480,095
3,813,000		AES Corp	7.750	03/01/14	4,079,910
3,600,000		AES Corp	8.000	10/15/17	3,888,000
4,000,000		Crosstex Energy, Inc	8.880	02/15/18	4,190,000
2,200,000	g	Dubai Electricity & Water Authority	8.500	04/22/15	2,368,304
3,000,000		Dynegy Holdings, Inc	7.500	06/01/15	2,362,500
3,750,000		El Paso Corp	8.250	02/15/16	4,171,875
1,000,000	g	El Paso Corp	6.500	09/15/20	1,017,500
2,000,000	g	Ipalco Enterprises, Inc	7.250	04/01/16	2,150,000
3,620,000		NRG Energy, Inc	7.380	02/01/16	3,724,075
2,000,000		NRG Energy, Inc	8.500	06/15/19	2,107,500
2,715,000		Questar Market Resources, Inc	6.880	03/01/21	2,938,988
2,100,000		Reliant Energy, Inc	7.630	06/15/14	2,079,000
5,327,000		Sabine Pass LNG LP	7.250	11/30/13	5,140,555
4,626,000		Sabine Pass LNG LP	7.500	11/30/16	4,221,225

		TOTAL UTILITIES			44,919,527

		TOTAL CORPORATE BONDS			702,070,991
		(Cost $657,207,880)

SHORT-TERM INVESTMENTS - 2.2%
GOVERNMENT AGENCY DEBT - 2.2%
16,000,000		Federal Home Loan Bank		10/01/10	16,000,000

		TOTAL GOVERNMENT AGENCY DEBT			16,000,000

70

TIAA-CREF FUNDS – High-Yield Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

		TOTAL SHORT-TERM INVESTMENTS			$16,000,000
		(Cost $16,000,000)

		TOTAL INVESTMENTS - 98.3%			725,689,751
		(Cost $681,296,665)
		OTHER ASSETS & LIABILITIES, NET - 1.7%			12,835,895

		NET ASSETS - 100.0%			$738,525,646

	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2010 the value of these securities amounted to $220,649,186 or 29.88% of net assets.

	h	These securities were purchased on a delayed delivery basis.
	i	Floating or variable rate security. Coupon reflects the rate at period end.
	o	Payment in Kind Bond.

71

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

LONG-TERM MUNICIPAL BONDS - 99.5%

ALABAMA - 1.6%
$1,025,000	Alabama Public School & College Authority	5.000%	05/01/19	$1,225,972
1,970,000	Courtland Industrial Development Board	5.000	11/01/13	2,150,156
1,785,000	Southeast Alabama Gas District	5.000	06/01/18	1,912,628

	TOTAL ALABAMA			5,288,756

ALASKA - 0.6%
560,000	Alaska Railroad Corp	5.250	08/01/16	639,352
1,185,000	Borough of North Slope AK	5.500	06/30/18	1,440,107

	TOTAL ALASKA			2,079,459

ARIZONA - 2.2%
1,110,000	Arizona School Facilities Board	5.750	09/01/18	1,302,907
1,050,000	Arizona School Facilities Board	5.000	09/01/19	1,195,425
2,000,000	City of Tucson AZ	5.000	07/01/20	2,370,820
1,000,000	Scottsdale Municipal Property Corp	5.000	07/01/24	1,213,710
1,260,000	Tucson AZ	5.250	07/01/14	1,413,544

	TOTAL ARIZONA			7,496,406

ARKANSAS - 0.9%
1,235,000	Arkansas Development Finance Authority	5.500	12/01/18	1,518,037
1,245,000	North Little Rock AR	6.500	07/01/15	1,389,271

	TOTAL ARKANSAS			2,907,308

72

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

CALIFORNIA - 12.3%
$1,000,000	i	California Pollution Control Financing Authority, AMT	5.130%	11/01/23	$1,035,550
2,000,000		California State Department of Water Resources	5.000	05/01/20	2,378,280
2,000,000		County of San Bernardino CA	5.250	08/01/19	2,198,240
20,000		Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	20,510
1,670,000		East Side Union High School District-Santa Clara County	5.000	08/01/19	1,939,789
2,500,000		East Side Union High School District-Santa Clara County	5.250	02/01/23	2,720,199
		Hacienda La Puente Unified School District Facilities Financing
1,140,000		Authority	5.000	08/01/27	1,318,091
2,150,000		Los Angeles Unified School District, COP	5.000	10/01/17	2,419,287
635,000		Sacramento City Financing Authority	5.400	11/01/20	698,818
455,000		State of California	5.000	03/01/17	522,513
2,535,000		State of California	5.000	10/01/17	2,928,532
275,000		State of California	5.000	03/01/18	315,202
1,000,000		State of California	5.000	03/01/19	1,140,410
1,095,000		State of California	5.000	07/01/19	1,302,984
600,000		State of California	5.250	02/01/20	691,122
560,000		State of California	5.000	10/01/22	612,993
1,200,000		State of California	5.000	12/01/23	1,283,760
185,000		State of California	5.000	11/01/24	197,467
210,000		State of California	5.000	12/01/24	224,293
2,000,000		State of California	5.500	08/01/25	2,209,580
650,000		State of California	5.000	11/01/25	686,400
1,090,000		State of California	5.000	02/01/27	1,178,770
100,000		State of California	5.000	06/01/27	104,009
3,065,000		Vallejo City Unified School District	5.900	02/01/18	3,251,443
1,070,000		Vallejo City Unified School District	5.900	02/01/19	1,126,635
400,000		Vallejo City Unified School District	5.900	02/01/21	415,952
2,150,000		Vallejo City Unified School District	5.900	08/01/25	2,203,019
471,000		Vallejo Sanitation & Flood Control District, COP	5.000	07/01/19	475,244
1,710,000		West Contra Costa Unified School District	5.700	02/01/21	1,901,520
1,450,000		West Contra Costa Unified School District	6.000	08/01/21	1,718,062
1,810,000	h	West Contra Costa Unified School District	5.700	02/01/22	2,009,299

		TOTAL CALIFORNIA			41,227,973

COLORADO - 2.1%
1,645,000		Colorado State Higher Education	5.000	11/01/25	1,875,974
1,000,000		Denver City & County School District No	5.500	12/01/23	1,260,100
2,000,000		Denver City & County School District No	5.000	12/01/23	2,434,520
1,000,000		Jefferson County Colorado School District	5.000	12/15/23	1,205,630
120,000		Vista Ridge Metropolitan District, GO	4.130	12/01/16	111,119

		TOTAL COLORADO			6,887,343

CONNECTICUT - 0.3%
905,000		Connecticut Municipal Electric Energy Cooperative, ETM	7.000	01/01/15	1,088,154

		TOTAL CONNECTICUT			1,088,154

DELAWARE - 0.4%
1,000,000		State of Delaware	5.000	10/01/25	1,245,510

		TOTAL DELAWARE			1,245,510

73

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

DISTRICT OF COLUMBIA - 0.4%
$500,000	District of Columbia	5.250%	02/01/28	$605,620
635,000	District of Columbia, COP	5.250	01/01/14	700,653

	TOTAL DISTRICT OF COLUMBIA			1,306,273

FLORIDA - 8.2%
500,000	Broward County School Board, COP	5.250	07/01/15	568,980
1,485,000	Broward County School Board, COP	5.250	07/01/16	1,655,730
1,500,000	City of Jacksonville FL	5.000	10/01/19	1,709,460
450,000	City of Jacksonville FL	5.000	10/01/19	524,691
512,000	City of Lakeland FL, ETM	5.750	10/01/19	574,157
1,190,000	County of Brevard FL	5.000	07/01/16	1,236,184
1,365,000	County of Broward FL	5.000	01/01/21	1,605,390
1,000,000	County of Miami-Dade FL	5.000	07/01/17	1,158,150
1,000,000	County of Orange FL	5.000	10/01/21	1,136,840
1,000,000	County of Orange FL	5.250	10/01/22	1,160,570
1,320,000	County of Seminole FL	5.250	10/01/24	1,567,342
1,000,000	County of Seminole FL	5.250	10/01/26	1,181,810
1,600,000	First Governmental Financing Commission	5.500	07/01/15	1,810,896
2,200,000	Florida Department of Transportation	5.000	07/01/18	2,529,603
1,000,000	Florida State Department of Management Services	5.000	08/01/18	1,144,480
1,690,000	Florida Water Pollution Control Financing Corp	5.000	07/15/20	2,007,619
2,250,000	Lake County School Board, COP	5.250	06/01/17	2,505,892
1,475,000	Lake County School Board, COP	5.250	06/01/18	1,635,480
1,000,000	Tampa Bay Water Fl Utility System Revenue	5.500	10/01/21	1,209,610
535,000	Town of Jupiter FL	5.500	07/01/21	644,975

	TOTAL FLORIDA			27,567,859

GEORGIA - 2.3%
440,000	Cherokee County Water & Sewer Authority	5.500	08/01/18	511,192
300,000	City of Atlanta GA	5.500	11/01/13	333,597
215,000	City of Atlanta GA	5.500	11/01/17	250,954
75,000	City of Atlanta GA	5.500	11/01/19	87,587
125,000	City of Atlanta GA	5.500	11/01/22	145,338
1,510,000	City of Atlanta GA	5.500	11/01/27	1,780,713
695,000	Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	810,440
1,500,000	Metropolitan Atlanta Rapid Transit Authority	5.250	07/01/26	1,844,265
480,000	Municipal Electric Authority of Georgia	6.500	01/01/17	570,086
1,000,000	State of Georgia	5.000	07/01/21	1,228,850

	TOTAL GEORGIA			7,563,022

74

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

ILLINOIS - 8.0%
$1,920,000	Chicago Board of Education	5.000%	12/01/17	$2,240,870
1,205,000	Chicago Board of Education	6.000	01/01/20	1,398,487
1,500,000	Chicago Board of Education	5.000	12/01/21	1,718,205
1,000,000	Chicago Public Building Commission	5.250	03/01/24	1,148,900
1,000,000	Chicago State University	5.500	12/01/23	1,090,070
2,500,000	Chicago Transit Authority	5.500	06/01/18	2,920,849
850,000	City of Chicago IL	5.500	01/01/17	1,001,802
470,000	Cook County Community Consolidated School District No 64, GO	5.500	12/01/14	540,129
	Cook-Kane Lake & Mchenry Counties Community College District
250,000	No 512	5.000	12/01/18	297,675
200,000	Illinois Municipal Electric Agency	5.250	02/01/17	231,466
	Madison-Bond Etc Counties Community Unit School District No 5,
100,000	GO	5.000	02/01/19	103,784
1,650,000	Regional Transportation Authority	6.000	06/01/23	1,960,778
1,500,000	State of Illinois	5.000	06/15/19	1,726,785
2,045,000	State of Illinois	5.000	01/01/20	2,161,463
1,835,000	State of Illinois	5.000	01/01/20	2,014,114
1,650,000	State of Illinois	5.000	01/01/20	1,804,308
2,250,000	State of Illinois	5.250	01/01/20	2,503,912
1,005,000	State of Illinois	6.250	12/15/20	1,184,915
875,000	State of Illinois	5.000	04/01/21	928,235

	TOTAL ILLINOIS			26,976,747

INDIANA - 4.8%
770,000	Franklin Community Multi-School Building Corp	5.000	07/15/22	877,461
1,000,000	Griffith Multi-School Building Corp	5.000	07/15/15	1,162,270
1,520,000	Hammond Multi-School Building Corp	5.000	07/15/17	1,775,117
2,120,000	Indiana Bond Bank	5.250	04/01/19	2,473,405
320,000	Indiana State Finance Authority Revenue	5.000	02/01/15	370,771
200,000	Indianapolis Airport Authority	5.100	01/15/17	214,966
1,240,000	Indianapolis Local Public Improvement Bond Bank	5.000	07/01/16	1,413,984
2,000,000	Indianapolis Local Public Improvement Bond Bank	5.000	01/15/20	2,355,440
1,940,000	Indianapolis Local Public Improvement Bond Bank	5.500	01/01/21	2,326,855
800,000	Lawrence Township School Building Corp	5.000	07/10/19	901,432
515,000	New Albany Floyd County School Building Corp	5.000	07/15/15	582,789
1,225,000	South Bend Redevelopment Authority	5.750	08/15/18	1,464,733

	TOTAL INDIANA			15,919,223

LOUISIANA - 1.0%
2,200,000	City of New Orleans LA, GO	5.500	12/01/21	2,389,354
820,000	Desoto Parish LA	5.000	10/01/12	871,201

	TOTAL LOUISIANA			3,260,555

MASSACHUSETTS - 3.2%
1,200,000	Commonwealth of Massachusetts	5.250	09/01/22	1,484,892
2,135,000	Commonwealth of Massachusetts	5.250	09/01/23	2,656,218
1,350,000	Massachusetts Bay Transportation Authority	5.000	07/01/24	1,631,759
565,000	Massachusetts Housing Finance Agency	4.700	12/01/16	591,515
3,500,000	Massachusetts St. Water Pollution Abatement	5.000	08/01/21	4,276,720

	TOTAL MASSACHUSETTS			10,641,104

75

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

MICHIGAN - 4.7%
$480,000		Caledonia Community Schools, GO	5.000%	05/01/15	$548,256
900,000		City of Detroit MI	6.500	07/01/15	1,028,529
1,000,000		Detroit City School District	6.000	05/01/20	1,177,770
2,030,000		Detroit City School District	6.000	05/01/21	2,394,445
655,000		Detroit MI	5.000	07/01/14	715,777
300,000	i	Detroit MI	5.500	07/01/32	308,448
450,000		Forest Hills Public Schools, GO	5.000	05/01/15	519,129
1,450,000		L’Anse Creuse Public Schools, GO	5.000	05/01/15	1,660,308
1,130,000		Michigan Municipal Bond Authority	5.000	05/01/19	1,145,131
1,005,000		Michigan Municipal Bond Authority	5.000	10/01/19	1,202,573
1,570,000		Michigan State Housing Development Authority	5.000	04/01/16	1,613,254
235,000		State of Michigan	5.250	05/15/18	276,327
1,485,000		State of Michigan	5.500	11/01/18	1,796,731
1,050,000		Wayne County Airport Authority	5.000	12/01/17	1,156,565

		TOTAL MICHIGAN			15,543,243

MINNESOTA - 1.1%
1,000,000		Minnesota Public Facilities Authority	5.000	03/01/16	1,185,060
2,000,000		State of Minnesota	5.000	08/01/20	2,446,660

		TOTAL MINNESOTA			3,631,720

MISSISSIPPI - 1.4%
175,000		County of Lowndes MS	6.700	04/01/22	197,815
745,000		County of Lowndes MS	6.800	04/01/22	848,518
2,100,000		Mississippi Development Bank Special Obligation	5.000	07/01/17	2,376,338
1,090,000		Mississippi Development Bank Special Obligation	5.000	11/01/17	1,157,918

		TOTAL MISSISSIPPI			4,580,589

MISSOURI - 0.9%
		Missouri State Environmental Improvement & Energy Resources
1,200,000		Authority	5.500	07/01/12	1,288,044
1,640,000		St Louis Regional Convention & Sports Complex Authority	5.250	08/15/14	1,807,510

		TOTAL MISSOURI			3,095,554

NEBRASKA - 0.8%
1,000,000		Central Plains Energy Project	5.000	12/01/15	1,059,980
1,000,000		Central Plains Energy Project	5.250	12/01/18	1,051,360
160,000		Nebraska Investment Finance Authority	5.900	09/01/24	160,146
340,000		Nebraska Investment Finance Authority	5.950	09/01/31	340,248

		TOTAL NEBRASKA			2,611,734

NEVADA - 0.8%
1,300,000		County of Clark NV	5.000	06/01/22	1,456,780
1,000,000		County of Clark NV	5.000	12/01/29	1,079,960

		TOTAL NEVADA			2,536,740

76

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

NEW JERSEY - 4.3%
$25,000	Garden State Preservation Trust	5.130%	11/01/18	$29,992
690,000	New Jersey Economic Development Authority	5.380	06/15/14	731,241
1,000,000	New Jersey Economic Development Authority	5.500	09/01/24	1,179,900
1,115,000	New Jersey Environmental Infrastructure Trust	5.250	09/01/21	1,390,383
25,000	New Jersey State Turnpike Authority	6.500	01/01/16	31,534
45,000	New Jersey State Turnpike Authority	6.500	01/01/16	54,350
50,000	New Jersey State Turnpike Authority	6.500	01/01/16	57,921
95,000	New Jersey State Turnpike Authority	6.500	01/01/16	110,997
1,750,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/19	2,050,458
1,025,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/20	1,197,754
2,000,000	New Jersey Transportation Trust Fund Authority	5.750	06/15/23	2,392,000
1,000,000	Newark Housing Authority	5.250	01/01/22	1,165,450
1,430,000	Newark Housing Authority	5.250	01/01/24	1,678,320
2,000,000	State of New Jersey	5.250	08/01/22	2,427,239

	TOTAL NEW JERSEY			14,497,539

NEW YORK - 3.6%
310,000	East Rochester Housing Authority	4.200	08/15/17	325,528
195,000	Lackawanna Housing Authority	5.000	09/01/16	222,296
1,000,000	Metropolitan Transportation Authority	5.250	11/15/20	1,172,090
1,000,000	New York State Dormitory Authority	5.000	01/15/16	1,145,750
1,000,000	New York State Dormitory Authority	5.000	07/01/16	1,096,390
1,085,000	New York State Dormitory Authority	5.000	07/01/17	1,139,315
710,000	New York State Dormitory Authority	4.150	08/15/17	759,317
160,000	New York State Dormitory Authority	4.630	02/15/18	170,611
1,000,000	New York State Dormitory Authority	5.000	07/01/20	1,120,210
1,175,000	New York State Dormitory Authority	5.000	02/15/24	1,322,921
1,765,000	New York State Dormitory Authority	5.500	05/15/27	2,112,634
130,000	New York State Thruway Authority	5.500	04/01/12	139,529
1,100,000	New York State Urban Development Corp	5.000	03/15/18	1,310,419

	TOTAL NEW YORK			12,037,010

NORTH CAROLINA - 1.1%
1,000,000	County of New Hanover NC	5.000	12/01/20	1,224,980
1,000,000	North Carolina Eastern Municipal Power Agency	5.000	01/01/21	1,211,880
40,000	North Carolina Municipal Power Agency No 1 Catawba	6.000	01/01/11	40,504
1,170,000	Pitt County NC, ETM	5.250	12/01/21	1,298,139

	TOTAL NORTH CAROLINA			3,775,503

OHIO - 4.1%
1,445,000	Cincinnati City School District	5.250	06/01/23	1,721,082
2,000,000	Cincinnati City School District	5.250	12/01/24	2,468,860
1,000,000	Ohio Air Quality Development Authority	5.630	06/01/18	1,108,280
1,300,000	Ohio State Water Development Authority	5.500	06/01/22	1,639,560
25,000	Ohio State Water Development Authority, ETM	6.000	12/01/16	27,790
150,000	State of Ohio	5.000	05/01/17	177,380
2,000,000	State of Ohio	5.000	08/01/20	2,383,060
4,000,000	State of Ohio	4.950	09/01/20	4,057,159

	TOTAL OHIO			13,583,171

77

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

OKLAHOMA - 0.1%
$155,000		Grand River Dam Authority	5.500%	06/01/13	$168,496

		TOTAL OKLAHOMA			168,496

PENNSYLVANIA - 4.5%
1,225,000		Allegheny County Hospital Development Authority	5.300	07/01/26	1,431,339
225,000		Allegheny County Hospital Development Authority	5.630	08/15/26	225,578
1,580,000		Carbon County Hospital Authority	5.400	11/15/14	1,656,725
350,000		Commonwealth of Pennsylvania	5.000	01/01/16	412,458
1,475,000		Commonwealth of Pennsylvania	5.000	02/15/19	1,780,045
2,000,000		Commonwealth of Pennsylvania	5.000	07/01/21	2,428,340
115,000		Pennsylvania Economic Development Financing Authority	6.000	11/01/11	118,994
285,000		Pennsylvania Economic Development Financing Authority	5.250	12/01/16	244,561
280,000		Pennsylvania Economic Development Financing Authority	6.250	11/01/31	284,707
290,000		Pennsylvania Economic Development Financing Authority	6.380	11/01/41	294,779
575,000		Philadelphia Authority for Industrial Development	4.250	09/01/19	525,659
1,000,000		Philadelphia Authority for Industrial Development	5.250	09/01/26	925,690
1,425,000		Philadelphia School District, GO	5.000	06/01/24	1,559,577
525,000		Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	577,962
620,000		Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	664,268
1,600,000	h	Township of Northampton PA	5.000	05/15/21	1,877,808

		TOTAL PENNSYLVANIA			15,008,490

PUERTO RICO - 6.1%
560,000		Commonwealth of Puerto Rico	5.000	07/01/13	602,056
2,015,000		Commonwealth of Puerto Rico	5.500	07/01/15	2,232,136
1,000,000		Commonwealth of Puerto Rico	5.250	07/01/16	1,096,210
1,250,000		Government Development Bank for Puerto Rico	5.000	12/01/16	1,353,688
1,215,000		Puerto Rico Commonwealth Infrastructure Financing Authority	5.500	07/01/19	1,349,160
2,300,000		Puerto Rico Highway & Transportation Authority	5.000	07/01/14	2,478,342
1,000,000		Puerto Rico Highway & Transportation Authority	5.500	07/01/21	1,089,690
2,000,000		Puerto Rico Highway & Transportation Authority	5.250	07/01/22	2,299,080
5,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	5,641
995,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	1,082,888
2,670,000	i	Puerto Rico Public Buildings Authority	5.000	07/01/28	2,785,584
3,405,000	i	Puerto Rico Public Finance Corp	5.750	08/01/27	3,532,552
685,000	i	Puerto Rico Public Finance Corp	5.250	08/01/31	706,249

		TOTAL PUERTO RICO			20,613,276

RHODE ISLAND - 0.8%
400,000		Providence Housing Authority	5.000	09/01/17	432,180
315,000		Providence Housing Authority	5.000	09/01/18	341,712
790,000		Rhode Island State & Providence Plantations, COP	5.250	10/01/14	899,684
800,000		Rhode Island State & Providence Plantations, COP	5.000	10/01/16	930,408

		TOTAL RHODE ISLAND			2,603,984

SOUTH CAROLINA - 1.0%
385,000		County of Greenville SC, COP	5.000	04/01/17	387,811
315,000		County of Richland SC	4.600	09/01/12	329,449
150,000		Georgetown County SC	5.700	04/01/14	169,371
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	1,286,376
1,000,000		Scago Public Facilities Corp for Georgetown County	5.000	12/01/19	1,107,500

		TOTAL SOUTH CAROLINA			3,280,507

78

`TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SOUTH DAKOTA - 0.2%
$500,000		State of South Dakota	6.700%	09/01/17	$603,475

		TOTAL SOUTH DAKOTA			603,475

TENNESSEE - 2.8%
125,000		Clarksville Natural Gas Acquisition Corp	5.000	12/15/16	132,495
1,000,000		County of Williamson TN	5.000	04/01/24	1,226,770
1,000,000		Memphis-Shelby County Airport Authority	5.630	07/01/20	1,123,930
		Metropolitan Government Nashville & Davidson County Health &
1,500,000		Educational Facs Bd	6.000	12/01/16	1,684,890
300,000		Tennessee Energy Acquisition Corp	5.000	09/01/11	309,516
1,000,000		Tennessee Energy Acquisition Corp	5.000	09/01/16	1,055,330
3,675,000		Tennessee Energy Acquisition Corp	5.000	02/01/18	3,827,880

		TOTAL TENNESSEE			9,360,811

TEXAS - 9.5%
970,000		Bexar Metropolitan Water District	5.000	05/01/17	1,080,629
1,510,000		Brazos River Authority	4.900	10/01/15	1,598,199
630,000	i	Brazos River Authority	5.380	04/01/19	634,801
275,000	i	Brazos River Authority	6.300	07/01/32	120,898
725,000		County of Harris TX	5.000	08/15/16	854,811
1,340,000		County of Harris TX	5.250	08/15/25	1,684,608
1,000,000		County of Montgomery TX	5.000	03/01/20	1,166,390
500,000		Dallas-Fort Worth International Airport Facilities Improvement Corp	5.000	11/01/19	581,055
35,000		Harris County Flood Control District	5.000	10/01/14	40,254
1,900,000		Harris County Flood Control District	5.250	10/01/18	2,316,214
1,300,000		Lower Colorado River Authority	6.000	01/01/17	1,618,201
515,000	i	Matagorda County Navigation District No	5.250	06/01/26	515,355
885,000	i	Matagorda County Navigation District No	5.250	06/01/26	885,611
10,000		Matagorda County Navigation District No	5.130	11/01/28	10,195
1,040,000	i	Matagorda County Navigation District No	5.150	11/01/29	1,040,114
90,000		North Central Texas Health Facility Development Corp	5.500	06/01/21	110,366
2,975,000	h	North East Independent School District	5.250	02/01/26	3,725,443
1,000,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/16	1,053,670
500,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/18	534,665
2,000,000		SA Energy Acquisition Public Facility Corp	5.500	08/01/19	2,165,360
110,000	i	Sabine River Authority	6.450	06/01/21	54,924
295,000	i	Sabine River Authority	5.500	05/01/22	286,867
1,145,000	i	Sabine River Authority	5.800	07/01/22	560,145
1,845,000		Sabine River Authority	6.150	08/01/22	921,024
125,000	i	Sabine River Authority	5.750	05/01/30	119,028
285,000		Tarrant County Health Facilities Development Corp	6.000	09/01/24	362,389
1,035,000		Texas A&M University	5.000	07/01/25	1,277,283
2,500,000		Texas Municipal Gas Acquisition & Supply Corp I	6.250	12/15/26	2,855,900
3,000,000		University of Texas	5.250	07/01/26	3,742,949

		TOTAL TEXAS			31,917,348

VIRGINIA - 1.6%
320,000		Tobacco Settlement Financing Corp	5.500	06/01/26	360,643
1,550,000		Virginia College Building Authority	5.000	02/01/23	1,870,866
2,500,000		Virginia College Building Authority	5.000	02/01/24	3,027,275

		TOTAL VIRGINIA			5,258,784

79

TIAA-CREF FUNDS – Tax-Exempt Bond Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

WASHINGTON - 1.4%
$75,000	Cowlitz County Public Utility District No 1	5.000%	09/01/11	$78,206
125,000	Cowlitz County Public Utility District No 1	5.000	09/01/11	129,518
3,150,000	Port of Seattle WA	5.500	09/01/17	3,697,848
600,000	Washington Economic Development Finance Authority	5.000	06/01/16	691,626

	TOTAL WASHINGTON			4,597,198

WISCONSIN - 0.4%
35,000	State of Wisconsin	6.880	06/01/11	35,347
1,000,000	State of Wisconsin	5.000	05/01/19	1,179,970

	TOTAL WISCONSIN			1,215,317

	TOTAL LONG-TERM MUNICIPAL BONDS (Cost $316,508,234)			331,976,181

	TOTAL INVESTMENTS - 99.5%			331,976,181
	(Cost $316,508,234)
	OTHER ASSETS & LIABILITIES, NET - 0.5%			1,833,808

	NET ASSETS - 100.0%			$333,809,989

Abbreviation(s):
	AMT	Alternative Minimum Tax (subject to)
	COP	Certificate of Participation
	ETM	Escrowed to Maturity
	GO	General Obligation

h	These securities were purchased on a delayed delivery basis.
i	Floating or variable rate security. Coupon reflects the rate at period end.

80

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

PRINCIPAL		ISSUER	VALUE

GOVERNMENT BONDS - 98.9%

U.S. TREASURY SECURITIES - 98.9%
	k	United States Treasury Inflation Indexed Bonds
$12,087,494		3.380%, 01/15/12	$12,657,879
28,228,546		2.000, 04/15/12	29,207,738
47,572,830		3.000, 07/15/12	50,516,399
24,083,891		0.630, 04/15/13	24,729,267
43,877,455		1.880, 07/15/13	46,633,486
44,935,349		2.000, 01/15/14	48,193,162
29,358,705		1.250, 04/15/14	30,888,558
40,931,012		2.000, 07/15/14	44,269,428
41,702,054		1.630, 01/15/15	44,565,817
24,143,760		0.500, 04/15/15	24,796,390
35,529,994		1.880, 07/15/15	38,624,976
33,122,554		2.000, 01/15/16	36,300,265
34,107,118		2.500, 07/15/16	38,626,312
31,259,966		2.380, 01/15/17	35,235,859
27,911,636		2.630, 07/15/17	32,181,251
26,744,448		1.630, 01/15/18	29,015,640
25,679,146		1.380, 07/15/18	27,468,674
26,147,065		2.130, 01/15/19	29,435,869
28,384,634		1.880, 07/15/19	31,462,607
34,579,545		1.380, 01/15/20	36,748,858
28,460,036		1.250, 07/15/20	29,863,030
52,427,318		2.380, 01/15/25	60,287,325
33,968,329		2.000, 01/15/26	37,351,881
27,811,092		2.380, 01/15/27	32,102,260
27,993,216		1.750, 01/15/28	29,670,625
34,384,929		3.630, 04/15/28	45,992,525
26,197,836		2.500, 01/15/29	30,905,273
40,878,574		3.880, 04/15/29	56,846,766
11,569,832		3.380, 04/15/32	15,624,700
28,998,688		2.130, 02/15/40	32,403,771

		TOTAL U.S. TREASURY SECURITIES	1,062,606,591

		TOTAL GOVERNMENT BONDS (Cost $987,481,767)	1,062,606,591

81

TIAA-CREF FUNDS – Inflation-Linked Bond Fund

PRINCIPAL	ISSUER	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.2%

GOVERNMENT AGENCY DEBT - 0.2%
$2,000,000	Federal Home Loan Bank	10/01/10	$2,000,000

	TOTAL GOVERNMENT AGENCY DEBT		2,000,000

	TOTAL SHORT-TERM INVESTMENTS		2,000,000
	(Cost $2,000,000)

	TOTAL INVESTMENTS - 99.1%		1,064,606,591
	(Cost $989,481,767)
	OTHER ASSETS & LIABILITIES, NET - 0.9%		9,374,825

	NET ASSETS - 100.0%		$1,073,981,416

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

82

TIAA-CREF FUNDS – Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 99.3%

CORPORATE BONDS - 21.4%

AUTOMOBILES & COMPONENTS - 0.1%
$50,000		BorgWarner, Inc	4.630%	09/15/20	$50,776
35,000		Harsco Corp	5.130	09/15/13	38,448
82,000		Honeywell International, Inc	5.700	03/15/37	95,438
65,000	g	Hyundai Motor Manufacturer	4.500	04/15/15	67,130

		TOTAL AUTOMOBILES & COMPONENTS			251,792

BANKS - 3.8%
75,000		Asian Development Bank	5.820	06/16/28	88,834
90,000	g	Banco Bradesco S.A.	5.900	01/16/21	91,350
90,000	g	Banco Santander Brasil	4.500	04/06/15	92,483
95,000	g,i	Banco Santander Chile	1.770	04/20/12	94,958
10,000		Bank of America Corp	7.400	01/15/11	10,182
130,000		Bank of America Corp	2.100	04/30/12	133,203
150,000		Bank of America Corp	3.130	06/15/12	156,299
315,000		Bank of America Corp	2.380	06/22/12	325,001
65,000		Bank of America Corp	7.380	05/15/14	74,708
70,000		Bank of America Corp	4.500	04/01/15	73,447
405,000		Bank of America Corp	3.700	09/01/15	409,167
200,000		Bank of America Corp	6.500	08/01/16	224,880
145,000		Bank of America Corp	5.300	03/15/17	149,236
105,000		Bank of America Corp	6.000	09/01/17	113,685
110,000		Bank of America Corp	5.750	12/01/17	117,607
120,000		Bank of America Corp	5.650	05/01/18	127,141
500,000		Bank of America Corp	5.490	03/15/19	509,263
180,000		Bank of New York Mellon Corp	4.300	05/15/14	197,635
55,000		Bank of New York Mellon Corp	5.450	05/15/19	64,198
10,000		Bank One Corp	5.900	11/15/11	10,542
140,000		Bank One Corp	5.250	01/30/13	150,887
20,000	i	BB&T Capital Trust IV	6.820	06/12/57	20,000
70,000		BB&T Corp	4.900	06/30/17	74,099
80,000		BB&T Corp	3.850	07/27/27	83,839
90,000	g	BBVA Bancomer S.A.	7.250	04/22/20	96,682
60,000		BHP Billiton Finance Ltd	5.400	03/29/17	68,453
145,000		Citigroup, Inc	5.100	09/29/11	150,674
10,000		Citigroup, Inc	6.000	02/21/12	10,607
915,000		Citigroup, Inc	2.130	04/30/12	938,192
70,000		Citigroup, Inc	5.300	10/17/12	74,599
200,000		Citigroup, Inc	5.850	07/02/13	216,299
150,000		Citigroup, Inc	5.500	10/15/14	162,760
300,000		Citigroup, Inc	6.000	08/15/17	324,180
315,000		Citigroup, Inc	6.130	11/21/17	344,090
70,000		Citigroup, Inc	6.130	05/15/18	76,371

83

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$405,000		Citigroup, Inc	5.380%	08/09/20	$419,026
127,000		Citigroup, Inc	5.880	05/29/37	126,396
105,000		Citigroup, Inc	6.880	03/05/38	117,277
55,000		Citigroup, Inc	8.130	07/15/39	69,475
50,000		Comerica Bank	5.200	08/22/17	53,364
255,000		Deutsche Bank AG.	3.880	08/18/14	272,685
65,000		Discover Bank	7.000	04/15/20	70,711
40,000		Fifth Third Bancorp	8.250	03/01/38	47,557
15,000		Golden West Financial Corp	4.750	10/01/12	15,945
90,000	g	Hana Bank	4.500	10/30/15	94,073
170,000	g	HSBC Bank plc	3.500	06/28/15	178,324
125,000	g	HSBC Bank plc	4.130	08/12/20	127,038
16,000		HSBC Bank USA NA	5.880	11/01/34	16,685
33,000		HSBC Bank USA NA	7.000	01/15/39	39,730
20,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	19,081
55,000		HSBC Holdings plc	6.500	09/15/37	61,679
95,000	g	ICICI Bank Ltd	5.500	03/25/15	100,236
150,000		Inter-American Development Bank	1.630	07/15/13	153,533
105,000		Inter-American Development Bank	3.880	09/17/19	115,988
65,000		JP Morgan Chase Capital XXV	6.800	10/01/37	66,067
690,000		JPMorgan Chase & Co	3.130	12/01/11	711,318
15,000		JPMorgan Chase & Co	4.500	01/15/12	15,684
200,000		JPMorgan Chase & Co	2.130	06/22/12	205,567
319,000		JPMorgan Chase & Co	5.130	09/15/14	349,763
125,000		JPMorgan Chase & Co	3.700	01/20/15	132,041
185,000		JPMorgan Chase & Co	6.000	01/15/18	211,266
180,000		JPMorgan Chase & Co	4.950	03/25/20	191,983
350,000		JPMorgan Chase & Co	4.400	07/22/20	358,437
123,000		JPMorgan Chase & Co	6.400	05/15/38	147,160
250,000		KeyBank NA	3.200	06/15/12	261,334
50,000		KeyBank NA	5.800	07/01/14	54,515
30,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	29,047
25,000		Mellon Funding Corp	6.400	05/14/11	25,862
45,000		Noble Holding International Ltd	3.450	08/01/15	46,894
100,000		Nordic Investment Bank	3.630	06/17/13	107,313
175,000		Northern Trust Corp	4.630	05/01/14	194,055
50,000		PNC Funding Corp	2.300	06/22/12	51,506
80,000		PNC Funding Corp	5.400	06/10/14	89,277
120,000		PNC Funding Corp	5.130	02/08/20	129,909
50,000		PNC Funding Corp	4.380	08/11/20	51,149
125,000		Regions Bank	3.250	12/09/11	129,058
70,000		Regions Financial Corp	4.880	04/26/13	70,853
70,000		Regions Financial Corp	5.750	06/15/15	71,208
125,000		Sovereign Bancorp, Inc	2.750	01/17/12	128,710
190,000		Sovereign Bancorp, Inc	2.500	06/15/12	196,340
65,000	g	State Bank of India	4.500	07/27/15	68,283
440,000		State Street Corp	2.150	04/30/12	451,394
90,000		State Street Corp	4.300	05/30/14	98,945
45,000	g	Sumitomo Mitsui Banking Corp	3.150	07/22/15	47,235
50,000		SVB Financial Group	5.380	09/15/20	50,788
65,000		Union Bank of California NA	5.950	05/11/16	71,464
60,000		UnionBanCal Corp	5.250	12/16/13	65,572

84

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$170,000		US Bank NA	6.300%	02/04/14	$194,709
775,000		US Central Federal Credit Union	1.900	10/19/12	794,948
565,000		Wachovia Bank NA	5.300	10/15/11	591,532
80,000		Wachovia Bank NA	4.800	11/01/14	86,387
125,000		Wachovia Bank NA	5.850	02/01/37	128,448
50,000		Wells Fargo & Co	3.000	12/09/11	51,501
250,000		Wells Fargo & Co	2.130	06/15/12	256,935
310,000		Wells Fargo & Co	4.750	02/09/15	332,000
164,000		Wells Fargo & Co	5.380	02/07/35	173,221
315,000		Western Corporate Federal Credit Union	1.750	11/02/12	322,111
20,000		Western Union Co	5.930	10/01/16	23,356
205,000		Westpac Banking Corp	3.000	08/04/15	209,379
75,000		Westpac Banking Corp	4.880	11/19/19	80,404
35,000		Zions Bancorporation	7.750	09/23/14	37,086

		TOTAL BANKS			16,116,368

CAPITAL GOODS - 0.7%
50,000		Agilent Technologies, Inc	6.500	11/01/17	57,595
25,000		Avnet, Inc	6.630	09/15/16	28,673
30,000		Black & Decker Corp	8.950	04/15/14	36,978
36,000		Caterpillar Financial Services Corp	6.130	02/17/14	41,383
200,000		Caterpillar Financial Services Corp	5.450	04/15/18	231,856
61,000		Caterpillar Financial Services Corp	7.150	02/15/19	78,586
50,000		Caterpillar, Inc	5.700	08/15/16	59,975
10,000		Caterpillar, Inc	7.300	05/01/31	13,436
25,000		CRH America, Inc	6.950	03/15/12	26,687
75,000		CRH America, Inc	5.300	10/15/13	80,504
18,000		Deere & Co	5.380	10/16/29	20,024
205,000		DIRECTV Holdings LLC	3.550	03/15/15	212,798
60,000		Dover Corp	6.500	02/15/11	61,335
100,000		Emerson Electric Co	4.880	10/15/19	113,883
11,000		General Dynamics Corp	5.380	08/15/15	12,901
50,000		Goodrich Corp	6.130	03/01/19	59,806
25,000		Goodrich Corp	4.880	03/01/20	27,904
25,000		Ingersoll-Rand Global Holding Co Ltd	6.880	08/15/18	30,357
195,000		ITT Corp	4.900	05/01/14	214,621
76,000		John Deere Capital Corp	4.950	12/17/12	82,468
40,000		John Deere Capital Corp	2.950	03/09/15	42,253
50,000		John Deere Capital Corp	5.500	04/13/17	58,347
100,000		Legrand France S.A.	8.500	02/15/25	120,706
100,000		Lockheed Martin Corp	7.650	05/01/16	126,875
39,000		Lockheed Martin Corp	5.500	11/15/39	42,994
75,000	g	Myriad International Holding BV	6.380	07/28/17	77,670
36,000		Northrop Grumman Corp	7.750	02/15/31	49,430
50,000		Parker Hannifin Corp	3.500	09/15/22	50,246
50,000		Raytheon Co	4.400	02/15/20	55,675
316,000		Tyco International Finance S.A.	6.000	11/15/13	358,150
30,000		Tyco International Finance S.A.	4.130	10/15/14	32,653
190,000		United Technologies Corp	4.500	04/15/20	213,052
35,000		United Technologies Corp	5.400	05/01/35	38,170
15,000		United Technologies Corp	6.050	06/01/36	17,756

		TOTAL CAPITAL GOODS			2,775,747

85

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
$30,000		Corp Andina de Fomento	5.130%	05/05/15	$32,876
40,000		Daimler Finance North America LLC	5.880	03/15/11	40,914
85,000		Daimler Finance North America LLC	5.750	09/08/11	88,753
113,000		Daimler Finance North America LLC	7.300	01/15/12	121,527
873,000		European Investment Bank	3.250	10/14/11	898,753
500,000		European Investment Bank	1.630	09/01/15	505,147
25,000		Howard Hughes Medical Institute	3.450	09/01/14	26,985
150,000		International Bank for Reconstruction & Development	2.000	04/02/12	153,589
45,000		International Bank for Reconstruction & Development	3.630	05/21/13	48,394
200,000		International Bank for Reconstruction & Development	2.380	05/26/15	209,327
34,000		International Bank for Reconstruction & Development	4.750	02/15/35	39,044
10,000		Johnson Controls, Inc	5.500	01/15/16	11,332
20,000		Johnson Controls, Inc	6.000	01/15/36	21,965
65,000	g	National Agricultural Cooperative Federation	4.250	01/28/16	66,907
65,000		News America, Inc	7.250	05/18/18	80,672
20,000		News America, Inc	7.630	11/30/28	23,957
55,000		News America, Inc	6.200	12/15/34	59,415
130,000		News America, Inc	6.400	12/15/35	144,166
70,000		News America, Inc	6.650	11/15/37	80,520
55,000		News America, Inc	6.900	08/15/39	64,814
44,000		Quest Diagnostics, Inc	5.450	11/01/15	49,544
63,000		Republic Services, Inc	5.500	09/15/19	70,969
80,000		Republic Services, Inc	6.200	03/01/40	90,428
115,000		Svensk Exportkredit AB	5.130	03/01/17	133,442
45,000		Thomson Reuters Corp	6.500	07/15/18	54,643
45,000		Thomson Reuters Corp	5.850	04/15/40	49,841
15,000		Waste Management, Inc	7.130	12/15/17	18,366
260,000		Waste Management, Inc	6.130	11/30/39	287,911

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES			3,474,201

CONSUMER DURABLES & APPAREL - 0.0%
10,000		MDC Holdings, Inc	5.500	05/15/13	10,344
10,000		Toll Brothers Finance Corp	5.150	05/15/15	10,106
20,000		VF Corp	6.450	11/01/37	24,310
75,000		Whirlpool Corp	8.000	05/01/12	81,727
40,000		Xerox Corp	7.630	06/15/13	40,508
50,000		Xerox Corp	6.350	05/15/18	58,009

		TOTAL CONSUMER DURABLES & APPAREL			225,004

CONSUMER SERVICES - 0.1%
10,000		Marriott International, Inc	5.630	02/15/13	10,678
25,000		McDonald’s Corp	5.300	03/15/17	28,972
150,000		McDonald’s Corp	3.500	07/15/20	154,130
30,000		McDonald’s Corp	6.300	03/01/38	37,514
20,000		Princeton University	5.700	03/01/39	23,646
10,000		Walt Disney Co	6.380	03/01/12	10,791
95,000		Walt Disney Co	4.500	12/15/13	105,276
70,000		Walt Disney Co	5.630	09/15/16	84,170
30,000		Yum! Brands, Inc	6.250	03/15/18	35,790
50,000		Yum! Brands, Inc	3.880	11/01/20	49,932

		TOTAL CONSUMER SERVICES			540,899

86

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

DIVERSIFIED FINANCIALS - 4.0%
$20,000		Ahold Finance USA LLC	6.880%	05/01/29	$23,719
100,000		American Express Co	5.250	09/12/11	104,041
100,000		American Express Co	6.150	08/28/17	115,130
35,000		American Express Co	7.000	03/19/18	42,153
130,000		American Express Co	8.130	05/20/19	167,883
44,000		American Express Co	8.150	03/19/38	62,081
200,000		American Express Credit Corp	2.750	09/15/15	201,254
85,000	g	American Honda Finance Corp	5.130	12/15/10	85,744
75,000		Ameriprise Financial, Inc	5.300	03/15/20	82,864
90,000	g	Banco Mercantil del Norte S.A.	4.380	07/19/15	89,910
40,000		Bank of Nova Scotia	2.250	01/22/13	41,153
20,000		Bank of Nova Scotia	2.380	12/17/13	20,679
150,000		Barclays Bank plc	5.200	07/10/14	166,293
100,000		Barclays Bank plc	5.000	09/22/16	109,413
60,000	g	Barclays Bank plc	6.050	12/04/17	65,069
80,000		Bear Stearns Cos LLC	5.300	10/30/15	89,248
116,000		Bear Stearns Cos LLC	5.550	01/22/17	126,506
50,000		Berkshire Hathaway, Inc	3.200	02/11/15	53,026
105,000		BlackRock, Inc	3.500	12/10/14	111,418
20,000		BlackRock, Inc	6.250	09/15/17	23,915
60,000	g	BM&FBOVESPA S.A.	5.500	07/16/20	63,884
30,000		BNP Paribas	3.250	03/11/15	31,093
65,000	g	Canadian Imperial Bank of Commerce	2.000	02/04/13	66,654
60,000		Capital One Bank USA NA	8.800	07/15/19	76,684
70,000		Capital One Capital V	8.880	05/15/40	73,500
95,000		Capital One Financial Corp	5.700	09/15/11	99,011
200,000		Capital One Financial Corp	7.380	05/23/14	233,470
300,000	g	CDP Financial, Inc	3.000	11/25/14	311,528
50,000		Charles Schwab Corp	4.950	06/01/14	55,550
20,000		CME Group, Inc	5.750	02/15/14	22,689
140,000		Credit Suisse	5.000	05/15/13	152,521
235,000		Credit Suisse	5.500	05/01/14	263,241
240,000		Credit Suisse	5.300	08/13/19	265,878
125,000		Credit Suisse	4.380	08/05/20	127,658
100,000		Credit Suisse AG.	5.400	01/14/20	106,676
100,000		Credit Suisse USA, Inc	6.130	11/15/11	105,803
10,000		Credit Suisse USA, Inc	6.500	01/15/12	10,699
65,000		Eaton Vance Corp	6.500	10/02/17	76,982
50,000		European Bank for Reconstruction & Development	3.630	06/17/13	53,511
50,000		European Bank for Reconstruction & Development	1.630	09/03/15	50,350
90,000		Franklin Resources, Inc	3.130	05/20/15	94,840
120,000		General Electric Capital Corp	3.000	12/09/11	123,645
40,000		General Electric Capital Corp	5.880	02/15/12	42,634
315,000		General Electric Capital Corp	2.250	03/12/12	323,036
275,000		General Electric Capital Corp	2.200	06/08/12	282,710
10,000		General Electric Capital Corp	6.000	06/15/12	10,792
493,000		General Electric Capital Corp	3.500	08/13/12	512,783
190,000		General Electric Capital Corp	2.130	12/21/12	196,050
360,000		General Electric Capital Corp	2.630	12/28/12	375,355

87

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$385,000		General Electric Capital Corp	5.500%	06/04/14	$429,802
105,000		General Electric Capital Corp	3.500	06/29/15	109,854
80,000		General Electric Capital Corp	5.380	10/20/16	89,732
125,000		General Electric Capital Corp	5.630	09/15/17	139,638
180,000		General Electric Capital Corp	5.500	01/08/20	196,903
125,000		General Electric Capital Corp	6.750	03/15/32	138,967
50,000		General Electric Capital Corp	5.880	01/14/38	50,781
187,000		General Electric Capital Corp	6.880	01/10/39	214,750
1,065,000		GMAC, Inc	1.750	10/30/12	1,089,670
65,000	i	Goldman Sachs Capital II	5.790	12/30/49	55,169
110,000		Goldman Sachs Group, Inc	6.600	01/15/12	117,235
115,000		Goldman Sachs Group, Inc	3.250	06/15/12	120,231
5,000		Goldman Sachs Group, Inc	3.630	08/01/12	5,204
95,000		Goldman Sachs Group, Inc	5.700	09/01/12	102,253
25,000		Goldman Sachs Group, Inc	3.700	08/01/15	25,578
160,000		Goldman Sachs Group, Inc	5.350	01/15/16	175,907
50,000		Goldman Sachs Group, Inc	5.950	01/18/18	54,916
60,000		Goldman Sachs Group, Inc	6.150	04/01/18	66,553
465,000		Goldman Sachs Group, Inc	7.500	02/15/19	553,235
460,000		Goldman Sachs Group, Inc	5.380	03/15/20	484,845
155,000		Goldman Sachs Group, Inc	6.000	06/15/20	170,482
15,000		Goldman Sachs Group, Inc	6.450	05/01/36	15,044
30,000		Goldman Sachs Group, Inc	6.750	10/01/37	31,183
95,000		HSBC Finance Corp	5.250	01/14/11	96,139
10,000		HSBC Finance Corp	7.000	05/15/12	10,814
255,000		HSBC Finance Corp	6.380	11/27/12	278,896
15,000		HSBC Finance Corp	4.750	07/15/13	15,975
163,000		HSBC Finance Corp	5.500	01/19/16	179,013
30,000		International Finance Corp	3.000	04/22/14	32,096
55,000	g	International Lease Finance Corp	6.500	09/01/14	58,988
25,000		Jefferies Group, Inc	8.500	07/15/19	29,028
635,000		Kreditanstalt fuer Wiederaufbau	3.500	05/16/13	679,633
100,000		Kreditanstalt fuer Wiederaufbau	4.880	01/17/17	116,778
50,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	53,873
125,000		Landwirtschaftliche Rentenbank	4.130	07/15/13	135,645
190,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	223,021
53,000		Lazard Group LLC	7.130	05/15/15	57,819
50,000	g	Lloyds TSB Bank plc	5.800	01/13/20	52,379
70,000		MBNA Corp	6.130	03/01/13	75,789
120,000		Merrill Lynch & Co, Inc	5.450	02/05/13	128,873
65,000		Merrill Lynch & Co, Inc	6.400	08/28/17	71,130
195,000		Merrill Lynch & Co, Inc	6.880	04/25/18	218,731
100,000		Morgan Stanley	3.250	12/01/11	103,269
213,000		Morgan Stanley	5.630	01/09/12	224,309
200,000		Morgan Stanley	6.000	05/13/14	219,570
55,000		Morgan Stanley	6.000	04/28/15	60,469
260,000		Morgan Stanley	5.450	01/09/17	274,198
150,000		Morgan Stanley	5.550	04/27/17	158,947
60,000		Morgan Stanley	5.950	12/28/17	64,451
50,000		Morgan Stanley	6.630	04/01/18	55,433
341,000		Morgan Stanley	7.300	05/13/19	392,211
110,000		Morgan Stanley	5.500	01/26/20	113,064

88

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$60,000		NASDAQ OMX Group, Inc	4.000%	01/15/15	$62,007
40,000		NASDAQ OMX Group, Inc	5.550	01/15/20	42,508
10,000		National Rural Utilities Cooperative Finance Corp	7.250	03/01/12	10,883
85,000		National Rural Utilities Cooperative Finance Corp	2.610	09/16/12	87,884
150,000		National Rural Utilities Cooperative Finance Corp	3.880	09/16/15	162,396
55,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	78,761
190,000		New York Community Bank	3.000	12/16/11	195,673
20,000		Nomura Holdings, Inc	5.000	03/04/15	21,601
30,000		Nomura Holdings, Inc	6.700	03/04/20	34,282
40,000		NYSE Euronext	4.800	06/28/13	43,531
150,000		Oesterreichische Kontrollbank AG.	3.630	06/17/13	160,304
15,000		PACCAR Financial Corp	2.050	06/17/13	15,399
105,000	g	Principal Life Global Funding I	5.130	10/15/13	114,259
90,000	g	PTTEP Australia International Finance Pty Ltd	4.150	07/19/15	92,577
100,000		Royal Bank of Canada	1.130	01/15/14	99,497
35,000		Royal Bank of Canada	2.630	12/15/15	36,289
50,000		Royal Bank of Scotland plc	4.880	03/16/15	52,604
100,000		Royal Bank of Scotland plc	5.630	08/24/20	104,846
80,000		SLM Corp	5.380	01/15/13	80,652
25,000		SLM Corp	5.050	11/14/14	23,807
80,000		SLM Corp	8.450	06/15/18	80,805
92,000		Telefonica Europe BV	8.250	09/15/30	121,221
50,000		Toyota Motor Credit Corp	1.380	08/12/13	50,389
80,000		UBS AG.	5.750	04/25/18	90,314
290,000		UBS AG.	4.880	08/04/20	305,782
30,000		Unilever Capital Corp	5.900	11/15/32	36,137
25,000		USB Capital XIII Trust	6.630	12/15/39	25,569
90,000	g	Waha Aerospace BV	3.930	07/28/20	92,484

		TOTAL DIVERSIFIED FINANCIALS			16,931,660

ENERGY - 2.0%
120,000		Anadarko Petroleum Corp	5.950	09/15/16	131,031
100,000		Anadarko Petroleum Corp	6.380	09/15/17	110,196
30,000		Anadarko Petroleum Corp	8.700	03/15/19	36,482
45,000		Anadarko Petroleum Corp	6.200	03/15/40	43,870
133,000		Apache Corp	6.000	01/15/37	150,839
125,000		Apache Corp	5.100	09/01/40	125,756
85,000		Baker Hughes, Inc	6.500	11/15/13	98,459
80,000		Baker Hughes, Inc	5.130	09/15/40	83,319
105,000		BP Capital Markets plc	3.130	03/10/12	107,056
255,000		BP Capital Markets plc	3.880	03/10/15	265,309
70,000		Burlington Resources Finance Co	7.200	08/15/31	88,211
75,000		Canadian Natural Resources Ltd	5.900	02/01/18	87,445
45,000		Cenovus Energy, Inc	4.500	09/15/14	49,539
50,000		Cenovus Energy, Inc	5.700	10/15/19	58,591
158,000		Chevron Corp	3.450	03/03/12	164,074
415,000		ConocoPhillips	4.600	01/15/15	466,088
110,000		ConocoPhillips	6.500	02/01/39	137,781
10,000		Devon Financing Corp ULC	6.880	09/30/11	10,579
95,000	g	Empresa Nacional del Petroleo	6.250	07/08/19	104,983
35,000	g	Empresa Nacional del Petroleo	5.250	08/10/20	35,899
95,000		Enbridge Energy Partners LP	5.200	03/15/20	103,369

89

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$20,000		EnCana Corp	6.500%	05/15/19	$24,482
20,000		EnCana Corp	6.630	08/15/37	23,489
30,000		Enterprise Products Operating LLC	5.600	10/15/14	33,874
80,000		Enterprise Products Operating LLC	5.000	03/01/15	88,082
45,000		Enterprise Products Operating LLC	6.300	09/15/17	51,903
25,000		Enterprise Products Operating LLC	6.500	01/31/19	29,134
125,000		Enterprise Products Operating LLC	6.130	10/15/39	134,546
100,000		EOG Resources, Inc	4.400	06/01/20	108,623
50,000		EQT Corp	6.500	04/01/18	56,579
50,000		Halliburton Co	6.150	09/15/19	59,675
85,000		Hess Corp	8.130	02/15/19	111,760
140,000		Hess Corp	6.000	01/15/40	153,812
30,000		Husky Energy, Inc	6.250	06/15/12	32,262
30,000		Husky Energy, Inc	7.250	12/15/19	36,668
25,000		Husky Energy, Inc	6.800	09/15/37	28,244
25,000		Magellan Midstream Partners LP	4.250	02/01/21	25,375
30,000		Marathon Oil Corp	6.500	02/15/14	34,449
155,000		Marathon Oil Corp	6.600	10/01/37	183,752
74,000		Nabors Industries, Inc	9.250	01/15/19	94,690
55,000		Nexen, Inc	6.400	05/15/37	59,933
95,000		Nexen, Inc	7.500	07/30/39	116,728
50,000		Noble Energy, Inc	8.250	03/01/19	65,040
25,000		NuStar Logistics LP	4.800	09/01/20	25,253
35,000		Pemex Project Funding Master Trust	5.750	03/01/18	38,358
310,000		Pemex Project Funding Master Trust	6.630	06/15/35	338,653
25,000		Pemex Project Funding Master Trust	6.630	06/15/38	26,924
47,000		Petrobras International Finance Co	6.130	10/06/16	52,610
115,000		Petrobras International Finance Co	7.880	03/15/19	143,417
100,000		Petrobras International Finance Co	5.750	01/20/20	110,705
150,000		Petrobras International Finance Co	6.880	01/20/40	171,711
75,000		Petro-Canada	6.800	05/15/38	88,903
120,000		Petroleos Mexicanos	4.875	03/15/15	129,435
70,000		Petroleos Mexicanos	5.500	01/21/21	74,550
90,000		Petroleos Mexicanos	6.000	03/05/20	99,450
15,000		Petroleos Mexicanos	8.000	05/03/19	18,600
75,000	g	Petroleum Co of Trinidad & Tobago Ltd	9.750	08/14/19	91,875
90,000	g	Petronas Capital Ltd	5.250	08/12/19	99,039
136,000		Plains All American Pipeline LP	5.750	01/15/20	150,179
131,816		Rowan Cos, Inc	3.530	05/01/20	135,776
265,831		Rowan Cos, Inc	3.160	07/15/21	271,134
60,000		SEACOR Holdings, Inc	7.380	10/01/19	65,429
50,000		Shell International Finance BV	4.950	03/22/12	53,117
65,000		Shell International Finance BV	3.100	06/28/15	68,430
210,000		Shell International Finance BV	4.300	09/22/19	230,329
80,000		Shell International Finance BV	4.380	03/25/20	88,061
56,000		Shell International Finance BV	6.380	12/15/38	71,002
40,000		Statoil ASA	2.900	10/15/14	41,961
50,000		Statoil ASA	3.130	08/17/17	51,998
50,000		Statoil ASA	5.250	04/15/19	58,054
25,000		Sunoco, Inc	5.750	01/15/17	26,306
25,000		Talisman Energy, Inc	7.750	06/01/19	31,912
15,000		TransCanada Pipelines Ltd	4.000	06/15/13	16,094

90

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$180,000	TransCanada Pipelines Ltd	7.690%	06/30/16	$226,463
65,000	TransCanada Pipelines Ltd	5.850	03/15/36	71,331
69,000	TransCanada Pipelines Ltd	7.630	01/15/39	92,014
93,000	Transocean, Inc	6.000	03/15/18	98,915
70,000	Vale Overseas Ltd	6.250	01/23/17	80,127
114,000	Vale Overseas Ltd	6.880	11/21/36	130,240
90,000	Vale Overseas Ltd	6.880	11/10/39	103,136
25,000	Valero Energy Corp	6.880	04/15/12	26,851
50,000	Valero Energy Corp	4.500	02/01/15	53,443
125,000	Valero Energy Corp	6.130	02/01/20	136,238
30,000	Valero Energy Corp	7.500	04/15/32	32,714
150,000	Weatherford Bermuda Holdings Ltd	5.130	09/15/20	153,342
50,000	Weatherford International Ltd	9.630	03/01/19	65,226
140,000	XTO Energy, Inc	6.250	04/15/13	158,342
65,000	XTO Energy, Inc	4.630	06/15/13	71,402
100,000	XTO Energy, Inc	5.650	04/01/16	119,050
45,000	XTO Energy, Inc	5.500	06/15/18	53,907

	TOTAL ENERGY			8,553,982

FOOD & STAPLES RETAILING - 0.3%
45,000	CVS Caremark Corp	3.250	05/18/15	47,003
235,000	CVS Caremark Corp	5.750	06/01/17	269,683
30,000	CVS Caremark Corp	6.600	03/15/19	36,405
45,000	CVS Caremark Corp	4.750	05/18/20	48,945
25,000	Delhaize America, Inc	9.000	04/15/31	35,332
55,000	Delhaize Group S.A.	5.880	02/01/14	62,077
75,000	Delhaize Group S.A.	6.500	06/15/17	89,429
30,000	Kroger Co	6.200	06/15/12	32,577
15,000	Kroger Co	5.000	04/15/13	16,341
55,000	Kroger Co	6.400	08/15/17	65,748
10,000	Kroger Co	6.800	12/15/18	12,173
45,000	Kroger Co	6.150	01/15/20	53,472
39,000	Safeway, Inc	6.350	08/15/17	46,088
25,000	Safeway, Inc	5.000	08/15/19	27,460
125,000	Safeway, Inc	3.950	08/15/20	125,705
50,000	Starbucks Corp	6.250	08/15/17	58,175
50,000	SYSCO Corp	5.250	02/12/18	57,506
50,000	Walgreen Co	4.880	08/01/13	55,470

	TOTAL FOOD & STAPLES RETAILING			1,139,589

FOOD, BEVERAGE & TOBACCO - 1.0%
50,000	Altria Group, Inc	4.130	09/11/15	53,623
180,000	Altria Group, Inc	9.250	08/06/19	241,284
55,000	Altria Group, Inc	10.200	02/06/39	81,284
316,000	Anheuser-Busch Cos, Inc	5.500	01/15/18	358,661
65,000	Anheuser-Busch InBev Worldwide, Inc	5.380	01/15/20	73,371
110,000	Anheuser-Busch InBev Worldwide, Inc	5.000	04/15/20	121,207
35,000	Anheuser-Busch InBev Worldwide, Inc	6.380	01/15/40	42,293
40,000	Archer-Daniels-Midland Co	5.940	10/01/32	46,484
95,000	Bottling Group LLC	6.950	03/15/14	112,626
50,000	Bottling Group LLC	5.130	01/15/19	57,379
25,000	Campbell Soup Company	3.050	07/15/27	26,316

91

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$45,000		Coca-Cola Enterprises, Inc	4.250%	03/01/15	$49,850
20,000		Coca-Cola Enterprises, Inc	4.500	08/15/19	22,368
100,000		Coca-Cola Enterprises, Inc	8.500	02/01/22	142,454
25,000		ConAgra Foods, Inc	7.000	04/15/19	31,194
80,000		Diageo Capital plc	5.750	10/23/17	94,416
110,000		Dr Pepper Snapple Group, Inc	2.350	12/21/12	112,869
35,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	39,181
75,000		Dr Pepper Snapple Group, Inc	6.820	05/01/18	92,793
50,000		Dr Pepper Snapple Group, Inc	7.450	05/01/38	67,382
30,000		Fortune Brands, Inc	5.380	01/15/16	32,885
60,000		General Mills, Inc	5.250	08/15/13	66,971
45,000		General Mills, Inc	5.200	03/17/15	51,494
95,000		General Mills, Inc	5.650	02/15/19	111,268
90,000	g	Grupo Bimbo SAB de C.V.	4.880	06/30/20	93,952
50,000		HJ Heinz Co	5.350	07/15/13	55,226
225,000		Kellogg Co	5.130	12/03/12	244,463
10,000		Kraft Foods, Inc	6.250	06/01/12	10,866
103,000		Kraft Foods, Inc	6.500	08/11/17	123,400
45,000		Kraft Foods, Inc	6.130	02/01/18	53,055
340,000		Kraft Foods, Inc	5.380	02/10/20	379,797
100,000		Kraft Foods, Inc	6.500	02/09/40	117,087
20,000		Lorillard Tobacco Co	6.880	05/01/20	21,154
165,000		Mead Johnson Nutrition Co	4.900	11/01/19	181,472
140,000		Mead Johnson Nutrition Co	5.900	11/01/39	157,798
15,000		PepsiAmericas, Inc	5.750	07/31/12	16,339
10,000		PepsiAmericas, Inc	4.380	02/15/14	11,005
35,000		PepsiCo, Inc	7.900	11/01/18	46,630
100,000		PepsiCo, Inc	4.500	01/15/20	111,501
55,000		Philip Morris International, Inc	4.880	05/16/13	60,379
157,000		Philip Morris International, Inc	6.880	03/17/14	185,104
60,000		Philip Morris International, Inc	6.380	05/16/38	73,945
50,000		Reynolds American, Inc	6.750	06/15/17	56,236
25,000		Sara Lee Corp	3.880	06/15/13	26,558
40,000		UST, Inc	6.630	07/15/12	43,426

		TOTAL FOOD, BEVERAGE & TOBACCO			4,199,046

HEALTH CARE EQUIPMENT & SERVICES - 0.3%
50,000		Allergan, Inc	3.380	09/15/20	49,978
120,000		Baxter International, Inc	4.500	08/15/19	133,220
16,000		Baxter International, Inc	6.250	12/01/37	19,471
25,000		Becton Dickinson & Co	5.000	05/15/19	28,626
25,000		Covidien International	5.450	10/15/12	27,220
25,000		Express Scripts	6.250	06/15/14	28,703
60,000		McKesson Corp	6.500	02/15/14	68,835
25,000		McKesson Corp	5.700	03/01/17	29,110
50,000		Medco Health Solutions, Inc	7.130	03/15/18	61,404
40,000		Medtronic, Inc	4.750	09/15/15	45,639
50,000		Medtronic, Inc	5.600	03/15/19	59,183
65,000		Medtronic, Inc	4.450	03/15/20	71,188
70,000		Quest Diagnostics, Inc	6.400	07/01/17	80,690
20,000		St. Jude Medical, Inc	3.750	07/15/14	21,447
85,000		Stryker Corp	3.000	01/15/15	89,503

92

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$60,000	Stryker Corp	4.380%	01/15/20	$65,770
90,000	Thermo Fisher Scientific, Inc	2.150	12/28/12	91,748
55,000	Thermo Fisher Scientific, Inc	3.200	05/01/15	57,976
30,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	33,900
30,000	Thermo Fisher Scientific, Inc	4.700	05/01/20	33,509

	TOTAL HEALTH CARE EQUIPMENT & SERVICES			1,097,120

HOUSEHOLD & PERSONAL PRODUCTS - 0.1%
10,000	Colgate-Palmolive Co	6.450	06/16/28	12,172
45,000	Ecolab, Inc	6.880	02/01/11	45,900
25,000	Procter & Gamble Co	3.500	02/15/15	27,298
190,000	Procter & Gamble Co	4.700	02/15/19	216,225
60,000	Procter & Gamble Co	5.550	03/05/37	70,296

	TOTAL HOUSEHOLD & PERSONAL PRODUCTS			371,891

INSURANCE - 0.8%
55,000	ACE INA Holdings, Inc	5.880	06/15/14	62,490
25,000	ACE INA Holdings, Inc	5.800	03/15/18	28,548
80,000	Aetna, Inc	6.500	09/15/18	94,984
25,000	Aetna, Inc	6.630	06/15/36	28,563
30,000	Aflac, Inc	3.450	08/15/15	31,131
60,000	Aflac, Inc	6.900	12/17/39	66,093
75,000	Allstate Corp	7.450	05/16/19	93,702
75,000	Allstate Corp	5.550	05/09/35	78,380
85,000	American Financial Group, Inc	9.880	06/15/19	104,780
151,000	American International Group, Inc	4.250	05/15/13	155,908
50,000	AON Corp	5.000	09/30/20	51,061
20,000	AXA S.A.	8.600	12/15/30	23,123
50,000	Axis Specialty Finance	5.880	06/01/20	51,034
133,000	Berkshire Hathaway Finance Corp	4.850	01/15/15	149,644
40,000	Chubb Corp	5.750	05/15/18	46,291
45,000	Chubb Corp	6.000	05/11/37	51,723
45,000	CIGNA Corp	5.130	06/15/20	48,619
40,000	CNA Financial Corp	6.500	08/15/16	43,427
35,000	Genworth Financial, Inc	4.950	10/01/15	35,091
105,000	Hartford Financial Services Group, Inc	4.000	03/30/15	107,429
135,000	Hartford Financial Services Group, Inc	5.500	03/30/20	137,297
30,000	Lincoln National Corp	6.150	04/07/36	30,902
120,000	Lincoln National Corp	7.000	06/15/40	136,713
25,000	Marsh & McLennan Cos, Inc	9.250	04/15/19	32,772
32,000	Metlife, Inc	5.380	12/15/12	34,407
15,000	Metlife, Inc	5.000	06/15/15	16,647
105,000	Metlife, Inc	6.750	06/01/16	125,344
50,000	Metlife, Inc	4.750	02/08/21	53,045
50,000	Metlife, Inc	6.380	06/15/34	57,265
70,000	Metlife, Inc	5.700	06/15/35	74,414
125,000	Metlife, Inc	5.880	02/06/41	135,964
20,000	Nationwide Financial Services	6.750	05/15/37	17,441
30,000	Principal Financial Group, Inc	8.880	05/15/19	39,484
20,000	Progressive Corp	6.250	12/01/32	21,703
200,000	Prudential Financial, Inc	4.750	09/17/15	216,294
60,000	Prudential Financial, Inc	6.100	06/15/17	67,221

93

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$60,000		Prudential Financial, Inc	7.380%	06/15/19	$73,089
100,000	g	Prudential Funding LLC	6.750	09/15/23	121,372
20,000		Swiss Re Solutions Holding Corp	7.750	06/15/30	23,670
20,000		Transatlantic Holdings, Inc	8.000	11/30/39	20,838
60,000		Travelers Cos, Inc	5.800	05/15/18	69,000
65,000		Travelers Cos, Inc	5.900	06/02/19	75,630
124,000		UnitedHealth Group, Inc	6.000	02/15/18	144,750
65,000		UnitedHealth Group, Inc	6.630	11/15/37	75,747
45,000		WellPoint, Inc	5.880	06/15/17	51,862
40,000		WellPoint, Inc	5.850	01/15/36	42,065
25,000		Willis North America, Inc	6.200	03/28/17	26,639
154,000		XL Capital Finance Europe plc	6.500	01/15/12	160,696

		TOTAL INSURANCE			3,434,292

MATERIALS - 1.0%
40,000		3M Co	4.650	12/15/12	43,508
20,000		3M Co	4.380	08/15/13	22,033
80,000		3M Co	5.700	03/15/37	94,277
65,000		Air Products & Chemicals, Inc	4.150	02/01/13	68,751
15,000		Airgas, Inc	4.500	09/15/14	16,020
165,000		Alcoa, Inc	6.150	08/15/20	169,644
50,000		Alcoa, Inc	5.870	02/23/22	49,183
20,000		AngloGold Ashanti Holdings plc	5.380	04/15/20	21,158
25,000		ArcelorMittal	9.850	06/01/19	32,133
290,000		ArcelorMittal	7.000	10/15/39	296,255
57,000		ArcelorMittal USA, Inc	6.500	04/15/14	63,172
50,000		Barrick Australian Finance Pty Ltd	5.950	10/15/39	56,725
50,000		Barrick Gold Corp	6.950	04/01/19	63,556
10,000		Bemis Co, Inc	5.650	08/01/14	11,303
20,000		Celulosa Arauco y Constitucion S.A.	5.630	04/20/15	21,905
50,000		Cliffs Natural Resources, Inc	4.800	10/01/20	50,752
20,000		Clorox Co	5.450	10/15/12	21,733
25,000		Clorox Co	5.000	01/15/15	27,994
65,000		Clorox Co	3.550	11/01/15	69,772
25,000		Corning, Inc	4.250	08/15/20	26,211
80,000		Dow Chemical Co	5.900	02/15/15	89,206
91,000		Dow Chemical Co	8.550	05/15/19	114,905
30,000		Eastman Chemical Co	5.500	11/15/19	33,261
90,000		EI du Pont de Nemours & Co	5.250	12/15/16	105,410
65,000		EI Du Pont de Nemours & Co	3.250	01/15/15	69,528
150,000		EI Du Pont de Nemours & Co	4.630	01/15/20	166,908
50,000		Freeport-McMoRan Copper & Gold, Inc	8.250	04/01/15	53,500
95,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	106,044
44,000		International Paper Co	9.380	05/15/19	57,080
30,000		International Paper Co	7.500	08/15/21	35,889
50,000		International Paper Co	7.300	11/15/39	55,975
30,000		Kimberly-Clark Corp	6.250	07/15/18	37,074
25,000		Kimberly-Clark Corp	3.630	08/01/20	26,103
130,000		Lafarge S.A.	6.150	07/15/11	133,939
92,000		Lubrizol Corp	8.880	02/01/19	119,524
98,000		Newmont Mining Corp	5.880	04/01/35	106,244
25,000		Newmont Mining Corp	6.250	10/01/39	28,660

94

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$30,000		Nucor Corp	5.850%	06/01/18	$35,341
100,000		Nucor Corp	4.130	09/15/22	101,844
50,000		Owens Corning	9.000	06/15/19	59,145
50,000		Packaging Corp of America	5.750	08/01/13	54,067
150,000		Potash Corp of Saskatchewan, Inc	4.880	03/30/20	159,460
50,000		PPG Industries, Inc	6.650	03/15/18	60,579
75,000		Praxair, Inc	5.250	11/15/14	85,970
40,000		Praxair, Inc	3.250	09/15/15	42,675
282,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	314,307
55,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	66,325
45,000		Rio Tinto Finance USA Ltd	9.000	05/01/19	62,797
70,000	g	Sociedad Quimica y Minera de Chile S.A.	5.500	04/21/20	73,731
30,000		Southern Copper Corp	6.750	04/16/40	32,754
50,000		Teck Resources Ltd	3.850	08/15/17	51,526
44,000		Teck Resources Ltd	10.750	05/15/19	55,409
10,000		Vulcan Materials Co	7.000	06/15/18	11,290
15,000	g	Xstrata Finance Canada Ltd	5.800	11/15/16	16,573

		TOTAL MATERIALS			3,849,128

MEDIA - 0.6%
50,000		CBS Corp	5.750	04/15/20	55,535
5,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	5,806
125,000		Comcast Corp	5.300	01/15/14	139,679
95,000		Comcast Corp	5.150	03/01/20	103,825
129,000		Comcast Corp	7.050	03/15/33	151,111
20,000		Comcast Corp	5.650	06/15/35	20,190
100,000		Comcast Corp	6.950	08/15/37	117,259
95,000		Comcast Corp	6.400	03/01/40	105,624
35,000		COX Communications, Inc	5.450	12/15/14	39,593
50,000		DIRECTV Holdings LLC	4.750	10/01/14	54,609
120,000		DIRECTV Holdings LLC	6.000	08/15/40	123,933
10,000		Discovery Communications LLC	5.050	06/01/20	10,884
48,000		Historic TW, Inc	6.630	05/15/29	54,371
35,000	g	NBC Universal, Inc	3.650	04/30/15	36,944
110,000	g	NBC Universal, Inc	5.150	04/30/20	118,792
95,000	g	NBC Universal, Inc	6.400	04/30/40	103,438
250,000		Time Warner Cable, Inc	7.500	04/01/14	294,661
70,000		Time Warner Cable, Inc	6.750	07/01/18	83,485
95,000		Time Warner Cable, Inc	8.750	02/14/19	125,456
130,000		Time Warner Cable, Inc	8.250	04/01/19	167,840
75,000		Time Warner Cable, Inc	6.750	06/15/39	86,547
90,000		Time Warner, Inc	3.150	07/15/15	93,288
128,000		Time Warner, Inc	5.880	11/15/16	149,048
55,000		Time Warner, Inc	6.500	11/15/36	61,680
176,000		Viacom, Inc	4.380	09/15/14	191,031
100,000		WPP Finance UK	5.880	06/15/14	110,802

		TOTAL MEDIA			2,605,431

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.8%
25,000		Abbott Laboratories	5.600	05/15/11	25,811
50,000		Abbott Laboratories	2.700	05/27/15	52,521
135,000		Abbott Laboratories	4.130	05/27/20	146,925

95

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$39,000		Abbott Laboratories	6.000%	04/01/39	$46,225
65,000		Abbott Laboratories	5.300	05/27/40	70,541
75,000		Amgen, Inc	4.500	03/15/20	83,085
150,000		Amgen, Inc	3.450	10/01/20	151,008
100,000		Amgen, Inc	6.400	02/01/39	121,077
50,000		AstraZeneca plc	5.900	09/15/17	60,185
50,000		Bristol-Myers Squibb Co	6.130	05/01/38	60,068
85,000		Eli Lilly & Co	3.550	03/06/12	88,330
75,000		Eli Lilly & Co	5.200	03/15/17	86,954
25,000		Genentech, Inc	4.750	07/15/15	28,288
25,000	g	Genzyme Corp	3.630	06/15/15	26,511
100,000		GlaxoSmithKline Capital, Inc	4.380	04/15/14	110,870
55,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	65,341
43,000		GlaxoSmithKline Capital, Inc	6.380	05/15/38	53,452
50,000		Hospira, Inc	5.550	03/30/12	53,645
370,000		Johnson & Johnson	3.800	05/15/13	400,056
55,000		Johnson & Johnson	5.850	07/15/38	66,802
125,000		Johnson & Johnson	4.500	09/01/40	126,434
35,000		Life Technologies Corp	3.380	03/01/13	36,009
20,000		Life Technologies Corp	4.400	03/01/15	21,334
75,000		Merck & Co, Inc	6.000	09/15/17	91,121
50,000		Merck & Co, Inc	6.500	12/01/33	63,712
55,000		Novartis Capital Corp	4.130	02/10/14	60,059
280,000		Novartis Capital Corp	2.900	04/24/15	295,201
35,000		Novartis Capital Corp	4.400	04/24/20	38,868
45,000		Pfizer, Inc	5.350	03/15/15	51,918
195,000		Pfizer, Inc	6.200	03/15/19	240,095
45,000		Schering-Plough Corp	6.550	09/15/37	58,156
105,000		Teva Pharmaceutical Finance LLC	3.000	06/15/15	109,839
25,000		Watson Pharmaceuticals, Inc	5.000	08/15/14	27,236
10,000		Wyeth	6.950	03/15/11	10,291
150,000		Wyeth	6.450	02/01/24	185,547
170,000		Wyeth	5.950	04/01/37	200,561

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES			3,414,076

REAL ESTATE - 0.3%
30,000		AMB Property LP	4.500	08/15/17	30,321
30,000	g	BioMed Realty LP	6.130	04/15/20	32,648
25,000		Boston Properties LP	5.000	06/01/15	27,384
20,000		Boston Properties LP	5.880	10/15/19	22,346
30,000		Boston Properties LP	2.880	02/15/37	30,300
20,000		Brandywine Operating Partnership LP	7.500	05/15/15	22,419
20,000		Brandywine Operating Partnership LP	5.700	05/01/17	20,253
40,000	g	Digital Realty Trust LP	4.500	07/15/15	41,297
75,000		Duke Realty LP	5.950	02/15/17	80,467
10,000		EOP Operating LP	7.000	07/15/11	10,217
35,000		ERP Operating LP	5.250	09/15/14	38,705
5,000		Federal Realty Investment Trust	5.650	06/01/16	5,546
5,000		Federal Realty Investment Trust	5.900	04/01/20	5,560
130,000		HCP, Inc	6.000	01/30/17	138,767
40,000		Health Care REIT, Inc	6.130	04/15/20	42,823
25,000		Highwoods Properties, Inc	5.850	03/15/17	25,713

96

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$50,000	Hospitality Properties Trust	5.130%	02/15/15	$51,118
50,000	HRPT Properties Trust	5.880	09/15/20	49,757
10,000	Kimco Realty Corp	5.700	05/01/17	10,971
100,000	Liberty Property LP	4.750	10/01/20	100,708
25,000	Mack-Cali Realty Corp	7.750	08/15/19	29,752
15,000	National Retail Properties, Inc	6.880	10/15/17	17,010
5,000	Nationwide Health Properties, Inc	6.250	02/01/13	5,424
20,000	ProLogis	7.630	08/15/14	21,614
25,000	ProLogis	5.630	11/15/16	24,069
34,000	ProLogis	6.630	05/15/18	33,511
30,000	Realty Income Corp	5.950	09/15/16	33,196
60,000	Realty Income Corp	5.750	01/15/21	63,605
35,000	Regency Centers LP	5.250	08/01/15	37,691
5,000	Regency Centers LP	5.880	06/15/17	5,429
88,000	Simon Property Group LP	5.100	06/15/15	97,619
10,000	Simon Property Group LP	5.250	12/01/16	11,178
45,000	Simon Property Group LP	10.350	04/01/19	62,899
115,000	Simon Property Group LP	4.380	03/01/21	116,578

	TOTAL REAL ESTATE			1,346,895

RETAILING - 0.4%
50,000	AutoZone, Inc	6.500	01/15/14	56,579
20,000	Costco Wholesale Corp	5.500	03/15/17	23,757
55,000	Home Depot, Inc	5.250	12/16/13	61,369
110,000	Home Depot, Inc	5.880	12/16/36	117,270
25,000	Kohl’s	6.250	12/15/17	29,880
175,000	Lowe’s Cos, Inc	5.500	10/15/35	187,662
45,000	Martin Marietta Materials, Inc	6.600	04/15/18	50,458
30,000	Nordstrom, Inc	4.750	05/01/20	32,094
93,000	Staples, Inc	9.750	01/15/14	115,157
250,000	Target Corp	3.880	07/15/20	263,204
60,000	Target Corp	7.000	07/15/31	75,430
25,000	TJX Cos, Inc	6.950	04/15/19	31,798
100,000	Wal-Mart Stores, Inc	4.500	07/01/15	113,684
300,000	Wal-Mart Stores, Inc	3.630	07/08/20	313,577
69,000	Wal-Mart Stores, Inc	7.550	02/15/30	93,384
55,000	Wal-Mart Stores, Inc	5.250	09/01/35	58,895
60,000	Wal-Mart Stores, Inc	6.500	08/15/37	74,879
65,000	Wal-Mart Stores, Inc	5.630	04/01/40	73,637

	TOTAL RETAILING			1,772,714

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.0%
55,000	Analog Devices, Inc	5.000	07/01/14	60,443
95,000	National Semiconductor Corp	3.950	04/15/15	99,656

	TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			160,099

SOFTWARE & SERVICES - 0.2%
55,000	Adobe Systems, Inc	3.250	02/01/15	57,553
20,000	Adobe Systems, Inc	4.750	02/01/20	21,528
20,000	CA, Inc	6.130	12/01/14	22,624
20,000	Computer Sciences Corp	6.500	03/15/18	22,964
25,000	Fiserv, Inc	6.130	11/20/12	27,282

97

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$50,000		Fiserv, Inc	3.130%	10/01/15	$50,749
15,000		Intuit, Inc	5.400	03/15/12	15,831
25,000		Microsoft Corp	4.200	06/01/19	27,734
60,000		Oracle Corp	3.750	07/08/14	65,388
135,000		Oracle Corp	5.750	04/15/18	160,517
90,000	g	Oracle Corp	3.880	07/15/20	94,215
220,000		Oracle Corp	6.130	07/08/39	261,694

		TOTAL SOFTWARE & SERVICES			828,079

TECHNOLOGY HARDWARE & EQUIPMENT - 0.7%
30,000		Agilent Technologies, Inc	2.500	07/15/13	30,605
105,000		Amphenol Corp	4.750	11/15/14	113,916
93,000		Cisco Systems, Inc	4.950	02/15/19	106,393
220,000		Cisco Systems, Inc	4.450	01/15/20	241,731
50,000		Dell, Inc	5.880	06/15/19	58,019
130,000		General Electric Co	5.250	12/06/17	146,315
410,000		Hewlett-Packard Co	4.250	02/24/12	429,886
75,000		Hewlett-Packard Co	2.950	08/15/12	78,196
60,000		Hewlett-Packard Co	4.750	06/02/14	67,254
100,000		International Business Machines Corp	4.750	11/29/12	108,732
140,000		International Business Machines Corp	1.000	08/05/13	140,483
103,000		International Business Machines Corp	5.600	11/30/39	118,526
55,000		International Game Technology	7.500	06/15/19	65,363
247,000		Koninklijke Philips Electronics NV	5.750	03/11/18	288,243
80,000		L-3 Communications Corp	5.200	10/15/19	86,477
3,000		Motorola, Inc	6.500	09/01/25	3,265
20,000		Nokia OYJ	6.630	05/15/39	22,749
40,000		Pitney Bowes, Inc	4.750	01/15/16	42,390
25,000		Tyco Electronics Group S.A.	6.550	10/01/17	29,240
40,000		Xerox Corp	8.250	05/15/14	47,959
125,000		Xerox Corp	4.250	02/15/15	134,212
30,000		Xerox Corp	5.630	12/15/19	33,578

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			2,393,532

TELECOMMUNICATION SERVICES - 1.2%
100,000		America Movil SAB de C.V.	3.630	03/30/15	104,154
45,000		America Movil SAB de C.V.	6.130	03/30/40	50,094
7,000		AT&T Corp	8.000	11/15/31	9,364
46,000		AT&T Mobility LLC	7.130	12/15/31	56,688
19,000		AT&T, Inc	5.880	08/15/12	20,680
150,000		AT&T, Inc	2.500	08/15/15	152,848
150,000		AT&T, Inc	5.800	02/15/19	178,806
210,000		AT&T, Inc	6.150	09/15/34	229,878
40,000		AT&T, Inc	6.500	09/01/37	46,278
160,000		AT&T, Inc	6.300	01/15/38	180,715
222,000	g	AT&T, Inc	5.350	09/01/40	223,046
25,000		BellSouth Capital Funding Corp	7.880	02/15/30	31,194
170,000		BellSouth Corp	5.200	09/15/14	191,172
10,000		BellSouth Corp	6.880	10/15/31	11,580
10,000		British Telecommunications plc	9.380	12/15/10	10,158
50,000		British Telecommunications plc	9.880	12/15/30	69,618
190,000		Cellco Partnership	5.550	02/01/14	214,862

98

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$215,000		Cellco Partnership	8.500%	11/15/18	$292,750
34,000		CenturyTel, Inc	7.600	09/15/39	33,267
50,000		Deutsche Telekom International Finance BV	6.000	07/08/19	59,493
80,000		Deutsche Telekom International Finance BV	8.750	06/15/30	112,020
150,000		Embarq Corp	7.080	06/01/16	166,711
100,000		France Telecom S.A.	2.130	09/16/15	100,694
45,000		France Telecom S.A.	8.500	03/01/31	65,087
50,000		Koninklijke KPN NV	8.380	10/01/30	68,905
85,000		New Cingular Wireless Services, Inc	7.880	03/01/11	87,537
63,000		Qwest Corp	8.880	03/15/12	69,143
50,000		Rogers Wireless, Inc	7.500	03/15/15	61,121
65,000		Telecom Italia Capital S.A.	6.180	06/18/14	71,681
150,000		Telecom Italia Capital S.A.	4.950	09/30/14	159,710
65,000		Telecom Italia Capital S.A.	7.000	06/04/18	74,667
185,000		Telecom Italia Capital S.A.	7.180	06/18/19	217,133
235,000		Telefonica Emisiones SAU	5.130	04/27/20	255,664
90,000		Telefonos de Mexico SAB de C.V.	5.500	11/15/19	98,371
84,000	g	Telemar Norte Leste S.A.	5.500	10/23/20	85,050
370,000		Verizon Communications, Inc	4.350	02/15/13	398,957
40,000		Verizon Communications, Inc	8.750	11/01/18	54,429
100,000		Verizon Communications, Inc	5.850	09/15/35	107,733
50,000		Verizon Communications, Inc	6.250	04/01/37	56,503
40,000		Verizon Communications, Inc	6.400	02/15/38	46,263
40,000		Verizon Communications, Inc	8.950	03/01/39	58,651
40,000		Verizon New England, Inc	4.750	10/01/13	43,372
70,000		Verizon New Jersey, Inc	5.880	01/17/12	74,141
10,000		Verizon New York, Inc	6.880	04/01/12	10,786
30,000		Verizon Virginia, Inc	4.630	03/15/13	32,138
303,000		Vodafone Group plc	5.630	02/27/17	346,738

		TOTAL TELECOMMUNICATION SERVICES			5,089,850

TRANSPORTATION - 0.4%
136,000		Boeing Co	5.130	02/15/13	148,345
40,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	41,947
60,000		Burlington Northern Santa Fe Corp	5.750	03/15/18	69,614
125,000		Burlington Northern Santa Fe Corp	4.700	10/01/19	137,292
30,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	34,363
120,000		Burlington Northern Santa Fe Corp	5.750	05/01/40	132,429
50,000		Canadian National Railway Co	6.900	07/15/28	64,300
33,398		Continental Airlines, Inc	5.980	04/19/22	34,483
30,000		Embraer Overseas Ltd	6.380	01/15/20	32,850
55,000	g	ERAC USA Finance LLC	5.250	10/01/20	58,745
34,000		FedEx Corp	8.000	01/15/19	44,143
60,000	g	Meccanica Holdings USA	6.250	01/15/40	59,689
40,000		Norfolk Southern Corp	5.750	04/01/18	46,840
80,000		Norfolk Southern Corp	5.590	05/17/25	88,603
94,000		Norfolk Southern Corp	7.250	02/15/31	118,105
7,000		Ryder System, Inc	5.950	05/02/11	7,189
50,000		Ryder System, Inc	3.600	03/01/16	50,768
25,000		Southwest Airlines Co	5.250	10/01/14	27,041
29,688		Totem Ocean Trailer Express, Inc	4.510	12/18/19	33,091
10,000		Union Pacific Corp	6.500	04/15/12	10,791

99

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$15,000		Union Pacific Corp	5.130%	02/15/14	$16,650
149,000		Union Pacific Corp	5.750	11/15/17	171,828
42,000		United Parcel Service, Inc	3.880	04/01/14	45,855
100,000		United Parcel Service, Inc	5.500	01/15/18	118,454
35,000		United Parcel Service, Inc	6.200	01/15/38	43,146

		TOTAL TRANSPORTATION			1,636,561

UTILITIES - 1.8%
70,000		AGL Capital Corp	5.250	08/15/19	74,555
120,000		Alliant Energy Corp	4.000	10/15/14	126,117
100,000		Ameren Corp	8.880	05/15/14	115,844
50,000		Appalachian Power Co	3.400	05/24/15	52,637
40,000		Appalachian Power Co	7.000	04/01/38	49,527
50,000		Arizona Public Service Co	6.500	03/01/12	53,453
60,000		Atmos Energy Corp	4.950	10/15/14	66,066
75,000		Atmos Energy Corp	8.500	03/15/19	97,496
145,000		Carolina Power & Light Co	5.300	01/15/19	168,505
20,000		Carolina Power & Light Co	5.700	04/01/35	22,614
55,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	64,891
15,000		CenterPoint Energy Resources Corp	7.880	04/01/13	17,273
65,000		CenterPoint Energy Resources Corp	6.250	02/01/37	73,324
95,000	g	Colbun S.A.	6.000	01/21/20	100,200
72,000		Commonweatlh Edison Co	5.900	03/15/36	80,288
40,000		Connecticut Light & Power Co	5.500	02/01/19	45,833
60,000		Consolidated Edison Co of New York, Inc	6.650	04/01/19	75,449
75,000		Consolidated Edison Co of New York, Inc	4.450	06/15/20	82,319
60,000		Consolidated Edison Co of New York, Inc	5.700	06/15/40	67,587
60,000		Consolidated Natural Gas Co	6.250	11/01/11	63,275
20,000		Consolidated Natural Gas Co	5.000	12/01/14	22,417
30,000		Constellation Energy Group, Inc	4.550	06/15/15	32,215
100,000		Constellation Energy Group, Inc	7.600	04/01/32	122,827
30,000		Consumers Energy Co	6.130	03/15/19	35,988
160,000		Dominion Resources, Inc	5.150	07/15/15	182,405
50,000		Dominion Resources, Inc	5.950	06/15/35	56,782
20,000		DTE Energy Co	7.050	06/01/11	20,807
110,000		Duke Energy Carolinas LLC	5.750	11/15/13	125,100
25,000		Duke Energy Carolinas LLC	4.300	06/15/20	27,567
246,000		Duke Energy Corp	5.050	09/15/19	273,722
50,000		El Paso Natural Gas Co	5.950	04/15/17	55,049
40,000		Energy Transfer Partners LP	7.500	07/01/38	47,199
100,000		Entergy Gulf States Louisiana LLC	3.950	10/01/20	100,270
25,000		Entergy Texas, Inc	7.130	02/01/19	30,548
75,000		Exelon Corp	4.900	06/15/15	82,202
100,000		Exelon Generation Co LLC	5.200	10/01/19	111,244
100,000		Exelon Generation Co LLC	4.000	10/01/20	100,106
50,000		FirstEnergy Corp	7.380	11/15/31	54,327
50,000		FirstEnergy Solutions Corp	4.800	02/15/15	53,743
60,000		FirstEnergy Solutions Corp	6.050	08/15/21	64,100
47,000		Florida Power & Light Co	4.950	06/01/35	48,437
29,000		Florida Power Corp	5.650	06/15/18	34,207
30,000		Florida Power Corp	6.400	06/15/38	37,106
200,000		FPL Group Capital, Inc	2.600	09/01/15	201,496

100

TIAA-CREF FUNDS – Bond Index Fund

TIAA-CREF FUNDS
BOND INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$177,000		Georgia Power Co	5.950%	02/01/39	$205,648
50,000		Great Plains Energy, Inc	2.750	08/15/13	50,221
60,000		Indiana Michigan Power Co	7.000	03/15/19	73,674
20,000	g	Kansas Gas & Electric	6.700	06/15/19	24,396
10,000		Kinder Morgan Energy Partners LP	5.850	09/15/12	10,797
75,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	97,657
100,000		Kinder Morgan Energy Partners LP	5.800	03/01/21	111,672
55,000		Kinder Morgan Energy Partners LP	6.500	09/01/39	59,467
229,000		Midamerican Energy Holdings Co	5.880	10/01/12	248,492
110,000		Midamerican Energy Holdings Co	5.950	05/15/37	123,735
15,000		National Fuel Gas Co	5.250	03/01/13	15,885
60,000		Nevada Power Co	6.500	08/01/18	72,600
45,000		Nevada Power Co	7.130	03/15/19	55,842
125,000		Nisource Finance Corp	5.400	07/15/14	139,093
50,000		NiSource Finance Corp	6.400	03/15/18	57,987
190,000		Northern States Power Co	5.350	11/01/39	209,847
50,000		Oncor Electric Delivery Co LLC	6.800	09/01/18	61,241
15,000		Oncor Electric Delivery Co LLC	7.250	01/15/33	18,709
100,000	g	Oncor Electric Delivery Co LLC	5.250	09/30/40	101,857
40,000		ONEOK Partners LP	5.900	04/01/12	42,665
30,000		ONEOK Partners LP	6.650	10/01/36	33,672
65,000		Pacific Gas & Electric Co	8.250	10/15/18	86,354
20,000		Pacific Gas & Electric Co	6.050	03/01/34	22,673
75,000		Pacific Gas & Electric Co	5.800	03/01/37	83,291
45,000		PacifiCorp	6.000	01/15/39	53,007
100,000		Pepco Holdings, Inc	2.700	10/01/15	100,200
140,000		PG&E Corp	5.750	04/01/14	157,420
15,000		Potomac Electric Power Co	7.900	12/15/38	21,722
55,000		Progress Energy, Inc	7.050	03/15/19	68,180
40,000		Public Service Co of Colorado	4.880	03/01/13	43,587
15,000		Public Service Co of Colorado	5.500	04/01/14	16,946
170,000		Public Service Co of Oklahoma	5.150	12/01/19	185,988
40,000		Public Service Electric & Gas Co	5.300	05/01/18	45,703
115,000		Public Service Electric & Gas Co	5.380	11/01/39	126,494
145,000		San Diego Gas & Electric Co	5.350	05/15/40	162,789
100,000		Sempra Energy	6.000	10/15/39	112,928
50,000		South Carolina Electric & Gas Co	5.300	05/15/33	53,152
35,000		Southern California Edison Co	6.050	03/15/39	42,132
100,000		Southern California Edison Co	4.500	09/01/40	97,776
60,000		Spectra Energy Capital LLC	6.200	04/15/18	70,169
50,000		Spectra Energy Capital LLC	8.000	10/01/19	63,287
75,000		Toledo Edison Co	7.250	05/01/20	94,449
20,000		Total Capital S.A.	3.130	10/02/15	21,067
50,000		Union Electric Co	6.700	02/01/19	60,789
83,000		Veolia Environnement	5.250	06/03/13	90,460
80,000		Virginia Electric and Power Co	4.750	03/01/13	86,539
56,000		Williams Cos, Inc	7.880	09/01/21	67,995
70,000		Williams Partner	7.250	02/01/17	83,381
45,000		Williams Partners LP	3.800	02/15/15	47,350
80,000		Williams Partners LP	5.250	03/15/20	86,966
90,000		Williams Partners LP	6.300	04/15/40	99,213
100,000		Xcel Energy, Inc	4.700	05/15/20	108,723

		TOTAL UTILITIES			7,693,004

		TOTAL CORPORATE BONDS			89,900,960
		(Cost $87,539,004)

101

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

GOVERNMENT BONDS - 74.5%

AGENCY SECURITIES - 5.5%
	Federal Farm Credit Bank (FFCB)
$630,000	FFCB	2.630%	04/21/11	$638,182
500,000	FFCB	4.850	03/12/12	531,582
155,000	FFCB	1.380	06/25/13	157,735
100,000	FFCB	3.000	09/22/14	107,202
	Federal Home Loan Bank (FHLB)
500,000	FHLB	1.750	08/22/12	511,401
955,000	FHLB	1.880	06/21/13	984,054
240,000	FHLB	3.630	10/18/13	260,445
125,000	FHLB	3.130	12/13/13	133,461
110,000	FHLB	5.250	06/18/14	126,756
95,000	FHLB	4.750	12/16/16	110,522
500,000	FHLB	4.880	05/17/17	585,854
355,000	FHLB	5.000	11/17/17	420,516
	Federal Home Loan Mortgage Corp (FHLMC)
353,000	FHLMC	1.630	04/26/11	355,696
195,000	FHLMC	2.130	03/23/12	199,789
150,000	FHLMC	1.130	07/27/12	151,740
470,000	FHLMC	5.500	08/20/12	513,891
190,000	FHLMC	4.130	12/21/12	204,556
500,000	FHLMC	1.630	04/15/13	511,335
125,000	FHLMC	3.500	05/29/13	134,079
211,000	FHLMC	4.130	09/27/13	231,432
207,000	FHLMC	4.500	01/15/14	230,625
320,000	FHLMC	2.500	04/23/14	336,379
108,000	FHLMC	4.380	07/17/15	122,525
125,000	FHLMC	4.750	11/17/15	144,487
132,000	FHLMC	4.750	01/19/16	152,319
213,000	FHLMC	5.250	04/18/16	251,734
127,000	FHLMC	5.500	07/18/16	152,804
596,000	FHLMC	5.130	10/18/16	703,565
200,000	FHLMC	4.880	06/13/18	234,969
120,000	FHLMC	6.250	07/15/32	161,132
	Federal National Mortgage Association (FNMA)
315,000	FNMA	1.380	04/28/11	316,989
250,000	FNMA	5.000	10/15/11	262,047
500,000	FNMA	1.000	11/23/11	503,695
700,000	FNMA	2.000	01/09/12	714,190
465,000	FNMA	1.130	07/30/12	470,093
96,000	FNMA	3.880	07/12/13	104,215
400,000	FNMA	1.250	08/20/13	404,680
176,000	FNMA	5.130	01/02/14	195,217
214,000	FNMA	2.750	02/05/14	226,436
861,000	FNMA	2.750	03/13/14	911,882

102

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,286,000		FNMA	2.500%	05/15/14	$1,349,565
630,000		FNMA	3.000	09/16/14	673,551
145,000		FNMA	4.630	10/15/14	164,304
215,000		FNMA	5.000	03/15/16	250,831
150,000		FNMA	5.000	05/11/17	176,648
340,000		FNMA	5.380	06/12/17	408,561
155,000		FNMA	6.630	11/15/30	213,241
544,572		AMAL Ltd	3.470	08/21/21	572,187
76,582		Cal Dive I- Title XI, Inc	4.930	02/01/27	84,742
40,000		European Investment Bank	4.880	02/15/36	44,601
630,000	g,j	FDIC Structured Sale Guarantee	0.000	10/25/12	612,688
125,000		International Finance Corp	5.130	05/02/11	128,513
584,298		Premier Aircraft Leasing	3.580	02/06/22	612,502
315,000		Private Export Funding Corp	4.900	12/15/11	332,085
470,000		Private Export Funding Corp	3.550	04/15/13	502,667
300,000		Private Export Funding Corp	3.050	10/15/14	320,767
815,000		Private Export Funding Corp	5.450	09/15/17	980,303
315,000		Private Export Funding Corp	4.380	03/15/19	354,439
470,000		Private Export Funding Corp	4.300	12/15/21	516,637
275,004		San Clemente Leasing LLC	3.590	08/27/21	301,063
1,000,000		Tennessee Valley Authority	4.630	09/15/60	1,041,753

		TOTAL AGENCY SECURITIES			23,111,859

FOREIGN GOVERNMENT BONDS - 2.3%
95,000	g	Bahrain Government International Bond	5.500	03/31/20	99,525
95,000	g	Banco Nacional de Desenvolvimento Economico e Social	6.500	06/10/19	109,606
90,000	g	Banco Nacional de Desenvolvimento Economico e Social	5.500	07/12/20	97,088
25,000	g	Belgium Government International Bond	2.880	09/15/14	25,895
45,000		Belgium Kingdom	2.750	03/05/15	46,521
436,000		Brazilian Government International Bond	5.880	01/15/19	511,209
120,000		Brazilian Government International Bond	4.880	01/22/21	131,700
100,000		Brazilian Government International Bond	8.880	04/15/24	146,750
15,000		Brazilian Government International Bond	7.130	01/20/37	19,725
95,000		Brazilian Government International Bond	5.630	01/07/41	104,263
215,000		Canada Government International Bond	2.380	09/10/14	225,279
220,000		Chile Government International Bond	3.880	08/05/20	228,199
100,000		China Development Bank	5.000	10/15/15	112,260
75,000	g	Croatia Government International Bond	6.630	07/14/20	81,094
180,000		Eksportfinans A/S	5.000	02/14/12	190,535
95,000		Export Development Canada	3.500	05/16/13	101,703
495,000		Export Development Canada	2.250	05/28/15	514,384
180,000		Export-Import Bank of Korea	8.130	01/21/14	211,275
60,000		Export-Import Bank of Korea	5.880	01/14/15	67,056
90,000		Export-Import Bank of Korea	5.130	06/29/20	96,910
130,000		Federative Republic of Brazil	6.000	01/17/17	151,450
25,000		Federative Republic of Brazil	8.000	01/15/18	29,888
70,000		Hydro Quebec	9.400	02/01/21	106,560
100,000		Israel Government International Bond	5.130	03/26/19	110,691
150,000		Italian Republic	2.130	10/05/12	151,119
200,000		Italian Republic	2.130	09/16/13	200,323
74,000		Italian Republic	5.380	06/15/33	75,331
80,000		Italy Government International Bond	5.380	06/12/17	88,327

103

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$200,000		Japan Bank for International Cooperation	2.130%	11/05/12	$204,610
200,000		Korea Development Bank	8.000	01/23/14	233,951
90,000		Korea Development Bank	4.380	08/10/15	95,470
55,000		Korea Development Bank	3.250	03/09/16	55,062
205,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	235,884
340,000		Kreditanstalt fuer Wiederaufbau	4.000	01/27/20	375,368
66,000		Mexico Government International Bond	7.500	04/08/33	87,450
45,000		Mexico Government International Bond	6.750	09/27/34	55,913
150,000		Mexico Government International Bond	6.050	01/11/40	171,750
100,000		Panama Government International Bond	5.200	01/30/20	110,750
125,000		Peruvian Government International Bond	7.130	03/30/19	156,563
25,000		Peruvian Government International Bond	7.350	07/21/25	32,438
70,000		Poland Government International Bond	3.880	07/16/15	72,811
170,000		Poland Government International Bond	6.380	07/15/19	200,289
95,000	g	Portugal Government International Bond	3.500	03/25/15	90,803
235,000		Province of British Columbia Canada	2.850	06/15/15	249,909
95,000		Province of Manitoba Canada	5.000	02/15/12	100,719
175,000		Province of Manitoba Canada	2.130	04/22/13	181,074
65,000		Province of Nova Scotia Canada	2.380	07/21/15	66,899
50,000		Province of Nova Scotia Canada	5.130	01/26/17	58,223
94,000		Province of Ontario Canada	5.000	10/18/11	98,402
315,000		Province of Ontario Canada	2.630	01/20/12	322,970
390,000		Province of Ontario Canada	4.400	04/14/20	431,297
10,000		Province of Quebec Canada	6.130	01/22/11	10,177
40,000		Province of Quebec Canada	4.880	05/05/14	45,083
165,000		Province of Quebec Canada	5.130	11/14/16	192,965
130,000		Province of Quebec Canada	4.630	05/14/18	148,082
101,000		Province of Quebec Canada	7.500	09/15/29	147,157
50,000	g	Qatar Govt International Bond	4.000	01/20/15	52,750
50,000	g	Qatar Govt International Bond	6.400	01/20/40	59,500
95,000		Republic of Hungary	6.250	01/29/20	102,015
90,000		Republic of Korea	5.750	04/16/14	100,903
100,000		Republic of Korea	7.130	04/16/19	127,407
100,000	g	Russian Foreign Bond - Eurobond	3.630	04/29/15	100,750
289,000		South Africa Government International Bond	7.380	04/25/12	315,009
95,000		South Africa Government International Bond	6.880	05/27/19	116,138
55,000		South Africa Government International Bond	5.500	03/09/20	61,463
108,000		United Mexican States	5.880	02/17/14	122,040
80,000		United Mexican States	5.950	03/19/19	93,880
250,000		United Mexican States	5.130	01/15/20	279,375

		TOTAL FOREIGN GOVERNMENT BONDS			9,797,965

MORTGAGE BACKED - 32.6%
		Federal Home Loan Mortgage Corp (FHLMC)
41,941	i	FHLMC	4.950	10/01/35	44,031
74,249	i	FHLMC	2.640	02/01/36	77,192
20,914	i	FHLMC	5.810	07/01/36	22,084
59,688	i	FHLMC	3.050	09/01/36	62,439
48,256	i	FHLMC	5.930	09/01/36	51,131
83,822	i	FHLMC	6.000	09/01/36	88,768
47,812	i	FHLMC	5.670	02/01/37	51,276
54,340	i	FHLMC	5.840	02/01/37	57,911

104

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$92,661	i	FHLMC	5.370%	03/01/37	$99,390
159,354	i	FHLMC	5.560	03/01/37	168,950
179,212	i	FHLMC	5.880	04/01/37	191,837
97,082	i	FHLMC	5.640	05/01/37	103,208
97,665	i	FHLMC	5.720	05/01/37	104,730
26,950	i	FHLMC	5.610	06/01/37	28,693
85,011	i	FHLMC	5.650	08/01/37	90,796
117,074	i	FHLMC	5.690	09/01/37	124,957
277,091	i	FHLMC	5.860	09/01/37	295,708
19,266	i	FHLMC	6.020	09/01/37	20,729
93,545	i	FHLMC	5.410	02/01/38	100,249
80,459	i	FHLMC	4.720	07/01/38	85,253
298,611	h,i	FHLMC	3.670	06/01/40	313,172
		Federal Home Loan Mortgage Corp (FHLMC)
146,121		FGLMC	5.000	10/01/39	153,595
1,969		FGLMC	7.500	01/01/16	2,124
160		FGLMC	7.500	05/01/16	174
228		FGLMC	7.500	06/01/16	246
72,645		FGLMC	5.500	05/01/17	78,362
123,271		FGLMC	5.500	06/01/17	132,594
85,806		FGLMC	5.000	12/01/17	91,583
64,951		FGLMC	5.500	12/01/17	69,901
101,743		FGLMC	5.000	03/01/18	108,639
313,704		FGLMC	5.000	04/01/18	334,988
371,792		FGLMC	4.500	06/01/18	394,905
98,405		FGLMC	4.500	09/01/18	104,522
658,474		FGLMC	4.000	11/01/18	696,572
100,278		FGLMC	4.500	01/01/19	105,836
117,557		FGLMC	4.000	05/01/19	124,506
166,606		FGLMC	4.500	05/01/19	177,015
164,724		FGLMC	5.500	11/01/19	177,998
59,635		FGLMC	4.500	01/01/20	63,361
113,325		FGLMC	4.500	02/01/20	119,532
121,918		FGLMC	5.000	05/01/20	130,012
19,165		FGLMC	4.500	07/01/20	20,214
2,253		FGLMC	7.000	10/01/20	2,527
109,153		FGLMC	5.000	12/01/20	116,569
277,791		FGLMC	4.500	06/01/21	294,539
462,467		FGLMC	4.500	06/01/21	490,350
121,781		FGLMC	5.000	10/01/22	129,231
78,209		FGLMC	6.000	11/01/22	84,903
237,547		FGLMC	5.000	04/01/23	252,078
91,675		FGLMC	4.500	05/01/23	96,529
214,928		FGLMC	5.000	10/01/23	228,076
129,175		FGLMC	5.500	10/01/23	138,098
114,774		FGLMC	5.000	11/01/23	121,967
91,614		FGLMC	4.500	04/01/24	96,393
41,371		FGLMC	4.500	05/01/24	43,529
239,416		FGLMC	4.500	06/01/24	251,906
195,574		FGLMC	4.000	07/01/24	204,445
68,913		FGLMC	4.500	09/01/24	72,508
147,198		FGLMC	4.500	09/01/24	154,877

105

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$64,289		FGLMC	4.500%	09/01/24	$67,643
56,957	h	FGLMC	5.500	09/01/24	60,891
83,189		FGLMC	4.500	10/01/24	87,528
171,368		FGLMC	4.500	10/01/24	181,555
89,568		FGLMC	4.500	11/01/24	94,241
138,837		FGLMC	4.500	12/01/24	146,079
103,632		FGLMC	4.500	02/01/25	109,038
93,614		FGLMC	4.500	06/01/25	98,497
143,326		FGLMC	4.500	07/01/25	150,803
42,407		FGLMC	6.000	08/01/26	45,888
217,869		FGLMC	5.000	10/01/26	231,175
70,720	h	FGLMC	5.500	10/01/26	75,340
117,895	h	FGLMC	5.500	05/01/28	125,313
201		FGLMC	6.500	10/01/28	223
3,716		FGLMC	6.500	01/01/29	4,126
304,877		FGLMC	4.000	02/01/29	316,767
737		FGLMC	6.500	03/01/29	818
3,734		FGLMC	6.500	07/01/29	4,146
165,570		FGLMC	5.000	12/01/29	174,503
450		FGLMC	8.000	01/01/31	518
4,564		FGLMC	6.500	09/01/31	5,068
5,572		FGLMC	8.000	09/01/31	6,419
33,863		FGLMC	7.000	12/01/31	38,404
117,982		FGLMC	6.500	01/01/32	131,000
90,187		FGLMC	7.000	04/01/32	102,282
105,549		FGLMC	6.500	05/01/32	117,196
137,513		FGLMC	5.500	11/01/32	147,665
133,092		FGLMC	6.000	02/01/33	146,432
567,273		FGLMC	5.000	03/01/33	601,077
93,010		FGLMC	6.000	03/01/33	102,100
15,498		FGLMC	6.000	03/01/33	16,983
81,698		FGLMC	6.000	03/01/33	89,529
249,346		FGLMC	5.000	04/01/33	264,204
54,150		FGLMC	6.000	04/01/33	59,509
171,762		FGLMC	5.500	06/01/33	184,335
95,595		FGLMC	4.500	07/01/33	100,570
106,212		FGLMC	5.000	08/01/33	112,541
490,678		FGLMC	5.000	08/01/33	519,918
101,715		FGLMC	6.500	08/01/33	112,939
182,959		FGLMC	5.000	09/01/33	193,861
78,102		FGLMC	5.500	09/01/33	83,819
76,025		FGLMC	5.500	09/01/33	81,590
52,740		FGLMC	5.500	09/01/33	56,600
287,085	h	FGLMC	5.500	09/01/33	308,100
228,310		FGLMC	4.000	10/01/33	234,805
163,494	h	FGLMC	5.000	10/01/33	173,237
92,228		FGLMC	5.500	10/01/33	98,979
245,994		FGLMC	5.500	12/01/33	264,155
261,363		FGLMC	5.500	12/01/33	280,495
295,685		FGLMC	7.000	12/01/33	335,341
248,868		FGLMC	5.000	01/01/34	263,699
65,936		FGLMC	5.500	02/01/34	70,763

106

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$400,392		FGLMC	5.000%	03/01/34	$423,626
415,917		FGLMC	5.500	03/01/34	446,362
132,347		FGLMC	5.000	05/01/34	140,027
382,612		FGLMC	4.500	06/01/34	402,165
253,131		FGLMC	5.500	06/01/34	271,106
174,542		FGLMC	6.000	06/01/34	191,818
84,672		FGLMC	6.000	09/01/34	92,312
86,962		FGLMC	5.000	11/01/34	91,995
563,363		FGLMC	5.000	12/01/34	596,054
34,774		FGLMC	5.500	12/01/34	37,243
349,925		FGLMC	5.500	12/01/34	375,540
27,987		FGLMC	5.500	01/01/35	29,975
41,628		FGLMC	5.500	01/01/35	44,584
157,118		FGLMC	5.500	01/01/35	167,736
209,927		FGLMC	4.500	04/01/35	220,655
106,828		FGLMC	6.000	05/01/35	116,310
119,788		FGLMC	6.000	05/01/35	129,249
121,186		FGLMC	7.000	05/01/35	137,438
276,412		FGLMC	5.500	06/01/35	296,041
159,787		FGLMC	5.500	06/01/35	171,133
43,428		FGLMC	6.000	07/01/35	46,859
15,195		FGLMC	5.500	08/01/35	16,221
23,612		FGLMC	6.000	08/01/35	25,477
135,554		FGLMC	4.500	09/01/35	142,015
35,116		FGLMC	5.000	10/01/35	37,110
923,288		FGLMC	5.000	12/01/35	975,710
152,895	h	FGLMC	5.000	12/01/35	161,577
37,159		FGLMC	6.000	01/01/36	40,036
53,582		FGLMC	5.000	02/01/36	56,624
130,751		FGLMC	5.000	02/01/36	138,175
169,854		FGLMC	6.000	02/01/36	183,270
414,342		FGLMC	5.500	04/01/36	442,621
128,867		FGLMC	5.500	05/01/36	138,018
21,375		FGLMC	6.500	05/01/36	23,343
438,772		FGLMC	6.000	07/01/36	478,363
255,902		FGLMC	6.000	08/01/36	275,713
137,468		FGLMC	6.000	09/01/36	149,115
77,300		FGLMC	6.500	10/01/36	84,416
265,941		FGLMC	5.500	11/01/36	282,915
677,425		FGLMC	6.000	11/01/36	729,871
359,659		FGLMC	6.500	03/01/37	394,582
292,285		FGLMC	5.500	04/01/37	310,239
141,239		FGLMC	5.000	06/01/37	148,478
1,204,849		FGLMC	5.500	06/01/37	1,278,857
138,581		FGLMC	6.000	08/01/37	149,858
60,188		FGLMC	6.000	09/01/37	65,065
210,637		FGLMC	6.000	11/01/37	226,220
93,402		FGLMC	6.500	11/01/37	101,855
590,876		FGLMC	6.000	01/01/38	634,590
228,303		FGLMC	6.000	02/01/38	244,930
268,307		FGLMC	5.000	04/01/38	283,679
187,791		FGLMC	5.000	04/01/38	200,341

107

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$115,117		FGLMC	5.500%	06/01/38	$122,188
467,733		FGLMC	6.000	07/01/38	501,798
356,939		FGLMC	5.500	08/01/38	381,059
541,759		FGLMC	5.000	09/01/38	569,525
82,746		FGLMC	5.500	10/01/38	87,829
188,514		FGLMC	6.000	11/01/38	202,244
139,941		FGLMC	4.500	02/01/39	145,780
514,449		FGLMC	5.500	02/01/39	546,049
91,565		FGLMC	4.500	03/01/39	95,328
454,126		FGLMC	6.000	03/01/39	487,201
270,366		FGLMC	4.500	04/01/39	283,861
401,497		FGLMC	4.500	05/01/39	418,001
90,620		FGLMC	4.500	05/01/39	94,345
2,849,852		FGLMC	4.000	06/01/39	2,925,582
348,093		FGLMC	5.000	06/01/39	368,745
227,529		FGLMC	5.500	06/01/39	241,505
128,052		FGLMC	4.500	07/01/39	133,316
269,017	h	FGLMC	4.500	07/01/39	280,075
517,493		FGLMC	5.000	07/01/39	543,965
131,486		FGLMC	4.500	08/01/39	136,890
421,063		FGLMC	5.000	08/01/39	442,602
860,380		FGLMC	4.000	09/01/39	883,781
58,101		FGLMC	5.500	09/01/39	61,664
292,143		FGLMC	4.500	10/01/39	306,819
239,193		FGLMC	4.500	10/01/39	251,206
190,605		FGLMC	4.000	11/01/39	195,670
309,273		FGLMC	5.000	11/01/39	325,093
137,024		FGLMC	5.000	11/01/39	144,033
693,905		FGLMC	4.500	12/01/39	722,428
696,462		FGLMC	4.500	12/01/39	727,108
95,484		FGLMC	5.000	01/01/40	101,138
528,201		FGLMC	5.500	01/01/40	560,646
170,975		FGLMC	4.500	04/01/40	178,512
1,420,033		FGLMC	4.500	04/01/40	1,478,403
730,499		FGLMC	5.000	04/01/40	767,866
47,460		FGLMC	4.500	06/01/40	49,410
198,384	h	FGLMC	4.500	08/01/40	206,538
270,388		FGLMC	5.000	08/01/40	284,219
		Federal National Mortgage Association (FNMA)
1,856		FNMA	5.000	06/01/13	1,969
101,998		FNMA	4.440	07/01/13	108,917
836		FNMA	6.000	09/01/13	881
120,464		FNMA	4.760	10/01/13	126,833
663		FNMA	6.500	12/01/13	717
91,154		FNMA	4.780	02/01/14	99,318
477		FNMA	6.000	06/01/14	515
245,756		FNMA	4.640	11/01/14	269,221
196,849		FNMA	4.880	03/01/16	206,982
179,737		FNMA	5.500	09/01/16	194,571
2,121		FNMA	6.500	10/01/16	2,298
13,265		FNMA	6.500	11/01/16	14,371
9,635		FNMA	6.500	04/01/17	10,466

108

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$44,745	FNMA	6.000%	05/01/17	$48,496
344,785	FNMA	5.000	09/01/17	367,969
49,412	FNMA	6.000	11/01/17	53,461
61,630	FNMA	5.000	12/01/17	65,774
41,623	FNMA	5.000	12/01/17	44,422
564,736	FNMA	4.500	04/01/18	599,843
120,236	FNMA	5.000	04/01/18	128,322
149,207	FNMA	5.500	04/01/18	161,802
12,746	FNMA	5.500	04/01/18	13,815
6,092	FNMA	5.500	05/01/18	6,607
186,847	FNMA	4.000	08/01/18	198,124
491,970	FNMA	4.500	09/01/18	522,554
57,367	FNMA	4.500	10/01/18	60,933
143,257	FNMA	5.000	11/01/18	153,357
19,198	FNMA	5.000	01/01/19	20,489
7,188	FNMA	6.000	01/01/19	7,793
14,943	FNMA	4.500	05/01/19	15,872
50,038	FNMA	4.500	06/01/19	53,149
41,886	FNMA	4.500	06/01/19	44,490
308,801	FNMA	5.000	07/01/19	329,566
185,744	FNMA	4.500	11/01/19	197,291
157,563	FNMA	4.500	12/01/19	167,358
34,321	FNMA	5.000	03/01/20	36,629
56,685	FNMA	5.000	04/01/20	60,461
128,588	FNMA	4.500	06/01/20	136,155
87,058	FNMA	4.500	09/01/20	92,470
94,349	FNMA	4.500	10/01/20	100,008
23,411	FNMA	4.500	11/01/20	24,866
66,155	FNMA	5.000	12/01/20	70,562
50,652	FNMA	5.000	03/01/21	54,058
42,396	FNMA	5.500	08/01/21	45,677
66,860	FNMA	6.000	08/01/21	72,507
42,577	FNMA	5.000	10/01/21	45,414
99,859	FNMA	5.000	11/01/21	106,574
53,212	FNMA	5.500	11/01/21	57,329
133,174	FNMA	5.500	10/01/22	143,429
40,279	FNMA	6.000	10/01/22	43,605
45,705	FNMA	5.000	03/01/23	48,497
181,176	FNMA	4.500	04/01/23	190,769
228,626	FNMA	4.500	06/01/23	240,731
124,575	FNMA	5.000	06/01/23	132,173
88,312	FNMA	5.500	06/01/23	95,112
320,693	FNMA	5.000	07/01/23	340,253
156,502	FNMA	5.000	07/01/23	166,048
125,236	FNMA	5.500	08/01/23	134,880
29,670	FNMA	5.000	11/01/23	31,524
53,404	FNMA	5.500	11/01/23	57,711
24,395	FNMA	5.500	02/01/24	26,273
88,971	FNMA	4.500	04/01/24	93,654
215,420	FNMA	4.000	05/01/24	225,190
99,002	FNMA	4.000	06/01/24	103,493
86,454	FNMA	4.500	07/01/24	91,121

109

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$12,731	FNMA	5.500%	07/01/24	$13,710
183	FNMA	8.000	07/01/24	211
305,556	FNMA	4.500	08/01/24	321,639
727,784	FNMA	4.000	09/01/24	760,794
321,986	FNMA	4.000	09/01/24	336,590
237,461	FNMA	4.500	09/01/24	249,959
212,749	FNMA	5.000	01/01/25	225,725
463,552	FNMA	4.500	02/01/25	487,734
77,996	FNMA	4.500	03/01/25	82,065
68,147	FNMA	4.500	03/01/25	71,702
176,432	FNMA	5.000	03/01/25	187,193
392,088	FNMA	5.000	10/01/25	415,570
80,713	FNMA	6.000	10/01/26	87,426
42,833	FNMA	5.500	01/01/28	45,726
37,768	FNMA	5.000	02/01/28	39,894
42,181	FNMA	5.500	11/01/28	44,991
79	FNMA	7.500	01/01/29	90
432	FNMA	6.500	04/01/29	484
92,665	FNMA	4.000	07/01/29	96,452
897	FNMA	7.500	07/01/29	1,023
130	FNMA	7.500	07/01/29	130
259,897	FNMA	4.500	09/01/29	273,196
97,370	FNMA	4.500	11/01/29	102,352
84,166	FNMA	4.500	01/01/30	88,472
96,644	FNMA	4.500	05/01/30	101,574
122,698	FNMA	4.500	06/01/30	128,957
119	FNMA	7.500	02/01/31	136
738	FNMA	7.500	03/01/31	843
422	FNMA	7.500	05/01/31	482
680	FNMA	6.500	09/01/31	760
276	FNMA	6.500	10/01/31	308
136,862	FNMA	6.000	11/01/31	150,687
4,268	FNMA	6.500	11/01/31	4,771
10,684	FNMA	6.000	01/01/32	11,764
64,350	FNMA	6.000	02/01/32	70,850
139,181	FNMA	6.500	04/01/32	155,732
75,649	FNMA	6.500	07/01/32	84,410
37,221	FNMA	6.500	08/01/32	41,532
51,595	FNMA	7.500	09/01/32	59,946
148,106	FNMA	6.000	11/01/32	162,789
44,221	FNMA	5.500	12/01/32	47,540
373,314	FNMA	5.500	12/01/32	401,334
223,361	FNMA	6.000	12/01/32	245,923
108,316	FNMA	5.500	01/01/33	116,446
665,425	FNMA	6.000	01/01/33	724,903
98,397	FNMA	5.000	02/01/33	104,335
15,640	FNMA	5.000	02/01/33	16,607
57,110	FNMA	6.000	04/01/33	62,772
573,673	FNMA	5.000	06/01/33	608,424
1,307,644	FNMA	5.500	06/01/33	1,404,978
170,657	FNMA	4.500	07/01/33	179,725
725,407	FNMA	5.000	07/01/33	770,222

110

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$63,391		FNMA	4.500%	08/01/33	$66,759
46,219		FNMA	5.000	08/01/33	49,074
22,545		FNMA	5.500	09/01/33	24,223
42,935		FNMA	5.500	09/01/33	46,131
134,428		FNMA	6.000	09/01/33	147,755
106,640		FNMA	4.500	10/01/33	112,306
50,802		FNMA	5.000	10/01/33	53,940
42,813		FNMA	5.000	10/01/33	45,458
99,897		FNMA	5.500	10/01/33	107,332
200,360		FNMA	5.500	10/01/33	215,273
145,092		FNMA	4.500	11/01/33	152,802
413,000		FNMA	5.000	11/01/33	438,514
142,693		FNMA	5.500	12/01/33	153,314
889,905	h	FNMA	5.000	02/01/34	944,882
174,982		FNMA	6.000	02/01/34	191,892
221,284		FNMA	5.000	03/01/34	234,955
24,558		FNMA	5.000	03/01/34	26,075
49,253		FNMA	5.000	03/01/34	52,296
17,494		FNMA	5.000	03/01/34	18,574
346,919		FNMA	5.000	03/01/34	368,351
15,042		FNMA	5.000	03/01/34	15,971
137,233		FNMA	5.000	04/01/34	145,411
78,179		FNMA	4.500	05/01/34	82,333
241,870		FNMA	5.500	07/01/34	259,420
169,998		FNMA	5.500	07/01/34	182,333
447,271		FNMA	5.000	08/01/34	473,250
299,766		FNMA	5.000	08/01/34	317,254
48,330		FNMA	6.000	08/01/34	53,001
197,157		FNMA	6.000	08/01/34	216,209
281,768		FNMA	5.500	09/01/34	302,212
40,352		FNMA	5.500	11/01/34	43,280
49,904		FNMA	6.000	11/01/34	54,477
79,485		FNMA	5.000	12/01/34	84,395
45,118		FNMA	5.500	12/01/34	48,392
14,863		FNMA	6.000	12/01/34	16,225
377,441		FNMA	4.500	01/01/35	395,374
39,549		FNMA	5.500	01/01/35	42,519
2,394,355		FNMA	5.500	02/01/35	2,572,577
563,436		FNMA	5.500	02/01/35	604,318
175,675		FNMA	5.500	04/01/35	192,229
31,348		FNMA	6.000	04/01/35	34,221
422,661		FNMA	6.000	04/01/35	463,506
45,639		FNMA	5.500	05/01/35	49,599
103,874		FNMA	6.000	05/01/35	112,962
258,567		FNMA	5.000	06/01/35	273,975
1,548		FNMA	7.500	06/01/35	1,747
22,097	i	FNMA	4.570	07/01/35	23,358
561,111		FNMA	5.000	07/01/35	598,392
101,675		FNMA	4.500	08/01/35	106,791
140,403		FNMA	5.000	08/01/35	148,419
1,022,349		FNMA	5.000	08/01/35	1,080,716
71,641		FNMA	4.500	09/01/35	75,448

111

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$88,114		FNMA	4.500%	09/01/35	$92,548
143,800		FNMA	5.500	09/01/35	154,504
117,807		FNMA	5.000	10/01/35	124,533
126,339		FNMA	5.500	10/01/35	138,146
41,000		FNMA	5.000	11/01/35	42,995
197,764		FNMA	5.500	11/01/35	211,495
83,239		FNMA	4.500	12/01/35	87,428
18,918		FNMA	5.500	12/01/35	20,232
115,570		FNMA	6.000	12/01/35	125,547
21,537		FNMA	5.000	02/01/36	22,578
39,432		FNMA	5.000	02/01/36	41,338
141,554		FNMA	5.000	02/01/36	149,635
60,166	i	FNMA	5.300	02/01/36	64,459
103,119	i	FNMA	5.630	02/01/36	108,547
70,984		FNMA	6.500	02/01/36	78,185
235,797		FNMA	6.000	03/01/36	254,679
81,758		FNMA	5.000	05/01/36	86,272
223,589		FNMA	6.000	06/01/36	242,850
63,346	i	FNMA	5.900	07/01/36	67,075
277,995		FNMA	6.000	07/01/36	300,256
167,560		FNMA	5.500	09/01/36	179,718
56,701		FNMA	6.500	09/01/36	62,098
179,019		FNMA	6.500	09/01/36	196,058
539,546		FNMA	6.000	10/01/36	582,751
197,652		FNMA	6.500	11/01/36	216,465
80,045	i	FNMA	5.710	12/01/36	85,716
103,322		FNMA	6.000	12/01/36	111,596
153,714	i	FNMA	5.430	01/01/37	163,191
710,338		FNMA	5.500	01/01/37	757,219
23,845	i	FNMA	6.000	02/01/37	25,462
136,389		FNMA	6.000	02/01/37	147,310
18,976		FNMA	7.000	02/01/37	21,157
38,981		FNMA	5.000	03/01/37	41,066
25,916	i	FNMA	5.940	03/01/37	27,540
96,539		FNMA	6.500	03/01/37	106,564
25,121		FNMA	6.500	03/01/37	27,442
32,125	i	FNMA	5.520	04/01/37	34,442
99,249		FNMA	7.000	04/01/37	110,659
76,885		FNMA	7.000	05/01/37	85,724
207,769	i	FNMA	5.330	06/01/37	221,950
487,861		FNMA	5.500	06/01/37	519,039
275,845		FNMA	5.500	08/01/37	295,860
194,188		FNMA	6.000	08/01/37	208,949
153,812		FNMA	6.500	08/01/37	168,019
37,363		FNMA	6.500	08/01/37	41,193
271,598		FNMA	5.500	09/01/37	293,752
77,969		FNMA	6.000	09/01/37	85,984
80,598		FNMA	6.000	09/01/37	88,875
46,830		FNMA	6.000	09/01/37	51,626
62,186		FNMA	6.000	09/01/37	68,549
642,709		FNMA	6.000	09/01/37	691,564
125,970		FNMA	6.500	09/01/37	137,606

112

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$11,799		FNMA	6.500%	09/01/37	$12,914
230,381	i	FNMA	5.870	10/01/37	246,737
279,484		FNMA	6.500	10/01/37	305,301
39,263		FNMA	7.000	11/01/37	43,777
24,464		FNMA	6.500	01/01/38	26,724
38,438		FNMA	6.500	01/01/38	41,988
7,608		FNMA	6.500	02/01/38	8,322
219,897		FNMA	7.000	02/01/38	245,177
259,944		FNMA	5.000	03/01/38	273,836
211,141	i	FNMA	5.000	03/01/38	224,042
151,709		FNMA	5.000	03/01/38	159,816
316,591		FNMA	5.500	03/01/38	336,824
56,306		FNMA	6.000	03/01/38	61,538
141,803		FNMA	6.500	03/01/38	154,783
162,057		FNMA	6.500	03/01/38	176,891
508,258		FNMA	6.500	03/01/38	554,780
127,749		FNMA	6.500	03/01/38	139,443
126,645		FNMA	5.000	04/01/38	133,413
174,450		FNMA	4.500	05/01/38	181,976
2,798,044		FNMA	5.000	05/01/38	2,947,573
279,764		FNMA	6.000	07/01/38	301,030
65,957	i	FNMA	4.830	08/01/38	69,862
38,128	i	FNMA	5.280	08/01/38	40,768
78,811	i	FNMA	4.930	10/01/38	83,822
76,164		FNMA	6.000	10/01/38	81,858
553,332		FNMA	5.500	11/01/38	588,696
162,020		FNMA	5.000	12/01/38	170,678
171,821		FNMA	4.500	01/01/39	179,233
1,856,704		FNMA	5.500	01/01/39	1,975,365
997,180		FNMA	6.000	01/01/39	1,071,732
574,006		FNMA	6.000	01/01/39	616,920
163,271		FNMA	4.500	02/01/39	170,314
5,280,982		FNMA	4.500	02/01/39	5,508,781
134,971		FNMA	5.500	02/01/39	143,597
116,618		FNMA	5.500	04/01/39	124,547
237,339		FNMA	4.500	05/01/39	247,465
366,924	h	FNMA	4.500	06/01/39	382,580
160,467	h,i	FNMA	3.960	07/01/39	168,443
1,117,142		FNMA	4.500	07/01/39	1,164,807
471,382		FNMA	4.500	07/01/39	491,494
91,246		FNMA	5.000	07/01/39	96,339
307,711	i	FNMA	3.640	08/01/39	320,470
1,423,102		FNMA	4.000	08/01/39	1,464,476
206,738		FNMA	4.500	08/01/39	215,559
95,357		FNMA	4.500	08/01/39	100,291
91,428		FNMA	5.000	08/01/39	96,304
258,518		FNMA	5.000	09/01/39	272,308
148,653		FNMA	5.000	11/01/39	157,595
1,609,567		FNMA	4.500	12/01/39	1,678,242
335,598		FNMA	4.500	12/01/39	352,143
285,837	i	FNMA	3.740	01/01/40	299,143
241,072		FNMA	4.500	01/01/40	251,358

113

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$327,974		FNMA	5.000%	01/01/40	$346,278
140,638		FNMA	5.000	03/01/40	148,140
146,905		FNMA	4.500	04/01/40	153,150
99,210		FNMA	4.500	05/01/40	104,012
472,380		FNMA	4.500	07/01/40	492,461
370,422		FNMA	5.000	07/01/40	390,181
337,300	h,i	FNMA	3.520	08/01/40	353,477
		Government National Mortgage Association (GNMA)
39,066		GNMA	5.000	02/15/18	41,646
99,880		GNMA	4.500	02/15/19	106,593
51,294		GNMA	4.500	01/20/24	54,273
42,016		GNMA	4.500	07/15/24	44,623
55,542		GNMA	4.000	08/15/24	58,559
94,794		GNMA	4.500	01/15/25	100,676
2,433		GNMA	6.500	09/15/28	2,739
1,811		GNMA	6.500	11/15/28	2,039
1,865		GNMA	8.500	10/15/30	2,238
1,643		GNMA	8.500	10/20/30	1,964
240		GNMA	8.500	12/15/30	288
211		GNMA	6.500	07/15/31	237
1,770		GNMA	7.000	07/15/31	2,023
898		GNMA	7.000	07/15/31	1,027
985		GNMA	7.500	02/15/32	1,128
143,937		GNMA	5.500	12/20/32	155,613
288,750		GNMA	5.500	05/15/33	312,286
51,907		GNMA	5.000	07/15/33	55,679
42,977		GNMA	5.500	07/15/33	46,480
46,833		GNMA	5.000	07/20/33	50,307
83,199		GNMA	5.000	08/15/33	89,244
93,058		GNMA	5.000	08/15/33	99,820
96,838		GNMA	5.500	09/15/33	104,731
252,809		GNMA	5.500	05/20/34	272,870
40,849		GNMA	5.000	10/20/34	43,839
37,482		GNMA	5.500	02/20/35	40,428
280,298		GNMA	5.000	03/20/35	300,549
350,771		GNMA	5.500	05/20/35	378,335
64,372		GNMA	5.000	09/20/35	69,023
59,944		GNMA	5.000	11/15/35	64,150
53,269		GNMA	5.000	11/15/35	57,007
95,907		GNMA	5.500	02/20/36	103,284
52,046		GNMA	5.500	03/15/36	56,331
199,634		GNMA	5.500	05/20/36	214,990
43,203		GNMA	6.500	06/15/36	47,669
78,270		GNMA	5.000	09/15/36	83,762
104,293		GNMA	6.000	09/15/36	113,599
100,422		GNMA	6.000	10/20/36	109,341
80,477		GNMA	5.000	12/15/36	85,909
83,049		GNMA	5.500	01/15/37	89,429
18,842		GNMA	6.000	01/20/37	20,474
967,424		GNMA	5.500	02/15/37	1,041,743
58,937		GNMA	6.000	02/20/37	64,040
46,148		GNMA	6.500	04/15/37	50,988

114

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$179,226		GNMA	6.000%	06/15/37	$194,825
203,369		GNMA	6.000	08/20/37	220,978
140,873		GNMA	6.500	08/20/37	154,736
542,006		GNMA	6.000	12/15/37	589,180
60,553		GNMA	5.000	02/20/38	64,689
139,062		GNMA	5.000	04/15/38	148,298
66,146		GNMA	5.500	05/20/38	71,126
178,651		GNMA	5.500	06/15/38	193,113
557,579		GNMA	6.000	06/20/38	605,847
146,723		GNMA	5.500	07/15/38	157,948
359,218		GNMA	5.500	07/20/38	386,263
179,984		GNMA	5.500	08/15/38	193,754
56,974		GNMA	6.000	08/15/38	61,915
274,461		GNMA	6.000	08/20/38	298,221
295,776		GNMA	5.000	10/15/38	315,419
56,132		GNMA	5.500	10/15/38	61,482
76,671		GNMA	6.500	10/20/38	84,203
149,605		GNMA	6.500	10/20/38	164,302
41,732		GNMA	5.500	11/15/38	44,924
51,829		GNMA	6.500	11/20/38	56,920
29,847		GNMA	6.500	12/15/38	32,858
147,146		GNMA	5.000	01/15/39	156,918
380,122	h	GNMA	5.000	02/15/39	405,366
199,544	h	GNMA	6.000	02/15/39	216,849
2,315,741		GNMA	4.500	03/15/39	2,440,861
449,444		GNMA	4.500	03/15/39	473,727
90,136		GNMA	4.500	03/20/39	95,120
68,493	i	GNMA	5.000	03/20/39	72,951
225,420		GNMA	4.500	04/15/39	237,599
63,327		GNMA	5.000	04/20/39	67,651
255,295		GNMA	4.000	05/15/39	264,462
402,795		GNMA	4.500	05/15/39	424,558
693,450		GNMA	4.500	05/20/39	731,793
191,358	h	GNMA	4.500	05/20/39	194,281
72,668		GNMA	4.500	06/15/39	76,594
442,499		GNMA	5.000	06/15/39	474,896
406,811		GNMA	5.000	06/15/39	436,601
302,022		GNMA	5.000	06/15/39	322,080
137,565		GNMA	5.000	06/15/39	146,701
168,895		GNMA	5.000	06/15/39	180,112
96,015		GNMA	4.000	06/20/39	99,402
87,587		GNMA	5.000	06/20/39	93,557
161,726		GNMA	4.500	07/15/39	170,464
273,837		GNMA	4.500	07/15/39	288,632
130,269		GNMA	5.000	07/15/39	138,920
234,998		GNMA	4.500	07/20/39	247,992
873,302		GNMA	5.000	07/20/39	932,919
119,158		GNMA	5.500	07/20/39	128,132
79,878		GNMA	4.000	08/15/39	82,746
185,598		GNMA	5.500	08/15/39	199,798
407,504		GNMA	6.000	08/15/39	442,844
252,093		GNMA	4.000	08/20/39	260,986

115

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$368,482		GNMA	5.000%	08/20/39	$393,638
172,370		GNMA	5.000	09/15/39	183,817
490,932		GNMA	5.000	09/20/39	524,446
138,483		GNMA	4.500	10/15/39	145,965
85,266		GNMA	5.000	10/15/39	90,928
118,578		GNMA	4.500	10/20/39	125,134
146,089		GNMA	4.500	11/15/39	154,441
168,529		GNMA	4.500	11/20/39	177,847
232,439		GNMA	5.000	11/20/39	248,306
296,692		GNMA	4.500	12/15/39	312,722
159,990		GNMA	4.500	12/20/39	168,836
92,435		GNMA	5.500	01/20/40	99,391
143,130		GNMA	5.000	03/15/40	152,636
97,975		GNMA	4.500	04/15/40	103,269
669,806		GNMA	5.000	04/15/40	714,288
235,996		GNMA	4.500	04/20/40	249,042
49,450		GNMA	4.500	05/15/40	52,121
49,548		GNMA	4.500	05/20/40	52,287
148,541		GNMA	4.500	06/15/40	156,567
144,214		GNMA	4.500	06/15/40	152,006
1,245,652		GNMA	5.000	06/20/40	1,330,707
673,227	h	GNMA	4.500	07/15/40	709,602
273,782	h	GNMA	5.000	07/20/40	292,476
618,929		GNMA	4.500	08/20/40	653,143
475,000	h	GNMA	4.500	09/20/40	501,258
200,000	h	GNMA	5.500	09/20/40	215,052
152,514		GNMA	6.230	09/15/43	163,935
246,891		GNMA	6.500	01/15/44	276,313

		TOTAL MORTGAGE BACKED			136,971,045

MUNICIPAL BONDS - 0.7%
40,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	43,539
155,000		Grant County Public Utility District No 2	5.630	01/01/27	168,677
375,000		Long Island Power Authority	5.850	05/01/41	382,703
30,000		Los Angeles Unified School District	5.750	07/01/34	30,306
50,000		Municipal Electric Authority of Georgia	6.640	04/01/57	53,759
100,000		New Jersey Economic Development Authority	7.430	02/15/29	116,830
35,000		New Jersey State Turnpike Authority	7.410	01/01/40	43,454
130,000		New York State Dormitory Authority	5.630	03/15/39	135,829
100,000		Ohio State University	4.910	06/01/40	101,943
100,000		Oregon State Department of Transportation	5.830	11/15/34	113,335
		Salt River Project Agricultural Improvement & Power
100,000		District	4.839	01/01/41	100,668
100,000		State of California	6.200	10/01/19	110,717
85,000		State of California	7.550	04/01/39	92,438
100,000		State of California	7.300	10/01/39	105,845
285,000		State of California	7.630	03/01/40	313,466
300,000		State of Illinois	5.100	06/01/33	251,700
240,000		State of Illinois	6.730	04/01/35	239,882
100,000		State of Texas	4.630	04/01/33	100,939
50,000		State of Texas	5.520	04/01/39	56,436
100,000		State of Utah	3.540	07/01/25	99,886

116

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$200,000	State Public School Building Authority	5.000%	09/15/27	$200,696
200,000	University of Texas	4.790	08/15/46	203,036

	TOTAL MUNICIPAL BONDS			3,066,084

U.S. TREASURY SECURITIES - 33.4%
178,400	United States Treasury Bond	7.500	11/15/16	238,875
160,000	United States Treasury Bond	8.750	05/15/17	229,737
139,200	United States Treasury Bond	8.880	08/15/17	202,395
130,100	United States Treasury Bond	8.880	02/15/19	196,644
151,300	United States Treasury Bond	8.130	08/15/19	221,312
148,500	United States Treasury Bond	8.750	08/15/20	229,479
125,700	United States Treasury Bond	7.880	02/15/21	186,252
125,000	United States Treasury Bond	8.130	05/15/21	188,711
122,000	United States Treasury Bond	8.130	08/15/21	184,887
3,459,100	United States Treasury Bond	8.000	11/15/21	5,217,294
127,000	United States Treasury Bond	7.250	08/15/22	184,130
446,000	United States Treasury Bond	7.130	02/15/23	643,216
740,000	United States Treasury Bond	6.250	08/15/23	1,002,238
190,000	United States Treasury Bond	6.380	08/15/27	268,434
2,710,000	United States Treasury Bond	5.250	02/15/29	3,424,763
2,964,000	United States Treasury Bond	5.380	02/15/31	3,816,150
1,240,000	United States Treasury Bond	4.500	02/15/36	1,425,807
236,000	United States Treasury Bond	5.000	05/15/37	293,046
144,000	United States Treasury Bond	4.380	02/15/38	162,270
763,000	United States Treasury Bond	3.500	02/15/39	738,203
241,000	United States Treasury Bond	4.500	08/15/39	275,945
850,000	United States Treasury Bond	4.380	11/15/39	953,594
915,000	United States Treasury Bond	4.630	02/15/40	1,069,121
1,615,000	United States Treasury Bond	4.380	05/15/40	1,813,855
1,900,000	United States Treasury Bond	3.880	08/15/40	1,964,125
225,000	United States Treasury Note	1.000	12/31/11	226,899
688,000	United States Treasury Note	1.380	02/15/12	697,863
573,000	United States Treasury Note	1.380	03/15/12	581,819
3,950,000	United States Treasury Note	1.000	03/31/12	3,989,026
325,000	United States Treasury Note	1.380	04/15/12	330,193
4,075,000	United States Treasury Note	1.000	04/30/12	4,116,076
1,023,000	United States Treasury Note	1.380	05/15/12	1,039,584
200,000	United States Treasury Note	0.750	05/31/12	201,196
125,000	United States Treasury Note	4.750	05/31/12	134,092
1,229,000	United States Treasury Note	1.880	06/15/12	1,260,541
1,385,000	United States Treasury Note	0.630	06/30/12	1,390,623
404,000	United States Treasury Note	1.500	07/15/12	412,175
5,260,000	United States Treasury Note	0.630	07/31/12	5,281,986
125,000	United States Treasury Note	4.630	07/31/12	134,741
476,500	United States Treasury Note	1.750	08/15/12	488,468
17,645,000	United States Treasury Note	0.380	08/31/12	17,631,906
600,000	United States Treasury Note	1.380	09/15/12	611,039
4,000,000	United States Treasury Note	0.375	09/30/12	3,995,624
185,000	United States Treasury Note	1.380	10/15/12	188,469
165,000	United States Treasury Note	4.000	11/15/12	177,581
160,000	United States Treasury Note	2.880	01/31/13	169,050
230,000	United States Treasury Note	3.880	02/15/13	248,616

117

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$577,000	United States Treasury Note	2.750%	02/28/13	$608,419
235,000	United States Treasury Note	2.500	03/31/13	246,695
209,000	United States Treasury Note	3.130	04/30/13	222,993
350,000	United States Treasury Note	1.380	05/15/13	357,329
100,000	United States Treasury Note	1.130	06/15/13	101,422
750,000	United States Treasury Note	3.380	06/30/13	807,656
1,130,000	United States Treasury Note	1.000	07/15/13	1,142,362
239,000	United States Treasury Note	4.250	08/15/13	263,964
785,000	United States Treasury Note	3.130	08/31/13	841,913
2,000,000	United States Treasury Note	0.750	09/15/13	2,006,562
196,000	United States Treasury Note	3.130	09/30/13	210,394
635,000	United States Treasury Note	2.750	10/31/13	675,283
2,749,000	United States Treasury Note	2.000	11/30/13	2,861,539
683,000	United States Treasury Note	1.500	12/31/13	700,022
988,000	United States Treasury Note	1.880	04/30/14	1,024,510
750,000	United States Treasury Note	4.750	05/15/14	855,938
2,773,000	United States Treasury Note	2.250	05/31/14	2,913,816
1,384,000	United States Treasury Note	2.630	06/30/14	1,473,419
185,000	United States Treasury Note	2.630	07/31/14	196,938
117,000	United States Treasury Note	4.250	08/15/14	131,927
1,133,000	United States Treasury Note	2.380	08/31/14	1,195,403
4,910,000	United States Treasury Note	2.380	09/30/14	5,182,352
1,935,000	United States Treasury Note	2.380	10/31/14	2,042,333
235,000	United States Treasury Note	2.130	11/30/14	245,612
1,160,000	United States Treasury Note	2.250	01/31/15	1,217,275
100	United States Treasury Note	2.500	03/31/15	106
2,785,000	United States Treasury Note	2.500	04/30/15	2,952,534
1,240,000	United States Treasury Note	2.130	05/31/15	1,292,799
1,535,000	United States Treasury Note	1.880	06/30/15	1,581,770
6,895,000	United States Treasury Note	1.750	07/31/15	7,060,893
1,775,000	United States Treasury Note	4.250	08/15/15	2,028,632
12,840,000	United States Treasury Note	1.250	08/31/15	12,835,993
2,000,000	United States Treasury Note	1.250	09/30/15	1,996,876
45,000	United States Treasury Note	2.630	02/29/16	47,823
176,000	United States Treasury Note	2.380	03/31/16	184,539
164,000	United States Treasury Note	5.130	05/15/16	196,390
1,040,000	United States Treasury Note	3.250	06/30/16	1,138,719
970,000	United States Treasury Note	3.250	07/31/16	1,061,619
236,000	United States Treasury Note	3.000	08/31/16	254,585
173,000	United States Treasury Note	4.630	11/15/16	203,248
40,000	United States Treasury Note	3.000	02/28/17	43,019
180,000	United States Treasury Note	4.750	08/15/17	213,708
1,000,000	United States Treasury Note	1.880	08/31/17	999,141
600,000	United States Treasury Note	1.875	09/30/17	598,500
1,437,000	United States Treasury Note	4.250	11/15/17	1,662,766
282,000	United States Treasury Note	3.500	02/15/18	311,434
224,000	United States Treasury Note	3.880	05/15/18	252,910
248,000	United States Treasury Note	4.000	08/15/18	282,023
415,300	United States Treasury Note	3.750	11/15/18	463,968
302,400	United States Treasury Note	2.750	02/15/19	313,716
428,200	United States Treasury Note	3.130	05/15/19	454,996
1,377,000	United States Treasury Note	3.630	02/15/20	1,510,289

118

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$1,132,000		United States Treasury Note	3.500%	05/15/20	$1,228,752
2,350,000		United States Treasury Note	2.630	08/15/20	2,372,031
690,000	j	United States Treasury Strip Principal	0.000	08/15/27	382,969

		TOTAL U.S. TREASURY SECURITIES			139,890,874

		TOTAL GOVERNMENT BONDS			312,837,827
		(Cost $307,820,336)

STRUCTURED ASSETS - 3.4%

ASSET BACKED - 0.5%
44,087		AmeriCredit Automobile Receivables Trust	5.640	09/06/13	44,771
		Series - 2006 AF (Class A4)
65,000		AmeriCredit Automobile Receivables Trust	5.190	08/17/15	68,380
		Series - 2010 1 (Class C)
25,000		CarMax Auto Owner Trust	3.750	12/15/15	25,949
		Series - 2010 1 (Class B)
26,975	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	20,409
		Series - 2004 2 (Class 1M1)
26,975	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	10,563
		Series - 2004 2 (Class 1B)
190,000		Chase Issuance Trust	2.400	06/17/13	192,558
		Series - 2009 A3 (Class A3)
30,949		CIT Group Home Equity Loan Trust	6.200	02/25/30	28,416
		Series - 2002 1 (Class AF6)
135,000		CitiBank Credit Card Issuance Trust	4.900	06/23/16	151,539
		Series - 2009 A4 (Class A4)
40,406		Citicorp Mortgage Securities, Inc	5.710	07/25/36	40,888
		Series - 2006 1 (Class A3)
52,180		Citicorp Mortgage Securities, Inc	5.560	09/25/36	52,708
		Series - 2006 2 (Class A3)
100,000	i	Countrywide Asset-Backed Certificates	5.680	10/25/46	95,465
		Series - 2006 15 (Class A2)
608	i	Countrywide Home Equity Loan Trust	0.480	02/15/29	335
		Series - 2004 B (Class 1A)
29,279	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	28,896
		Series - 2007 MX1 (Class A1)
100,000		Discover Card Master Trust	5.650	03/16/20	118,922
		Series - 2007 A1 (Class A1)
416,452	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	353,075
		Series - 2007 1A (Class AF3)
100,000		Ford Credit Auto Owner Trust	5.600	10/15/12	105,278
		Series - 2007 A (Class B)
21,208		GMAC Commercial Mortgage Securities, Inc	5.590	10/25/29	19,666
		Series - 2006 HLTV (Class A3)
85,000		GMAC Commercial Mortgage Securities, Inc	5.810	10/25/29	57,009
		Series - 2006 HLTV (Class A4)
30,000	g	Hertz Vehicle Financing LLC	5.290	03/25/16	33,112
		Series - 2009 2A (Class A2)
2,980		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	3,006
		Series - 2007 1 (Class A1F)
5,165	i	Morgan Stanley ABS Capital I	0.296	01/25/37	5,089

119

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

		Series - 2007 HE2 (Class A2A)
$4,406	i	Residential Asset Securities Corp	6.490%	10/25/30	$3,816
		Series - 2001 KS2 (Class AI6)
50,858		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	49,835
		Series - 2006 HI5 (Class A2)
155,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	128,174
		Series - 2006 HI5 (Class A3)
4,131		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	4,102
		Series - 2006 HI2 (Class A2)
125,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	111,636
		Series - 2006 HI3 (Class A3)
15,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	5,121
		Series - 2006 HI1 (Class M2)
425,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	357,219
		Series - 2006 HI4 (Class A3)
20,237	i	Securitized Asset Backed Receivables LLC Trust	0.410	03/25/36	19,229
		Series - 2006 NC2 (Class A2)
15,000	g	Vornado DP LLC	4.000	09/13/28	15,431
		Series - 2010 VNO (Class A2FX)
8,623	g,i	Wachovia Loan Trust	0.620	05/25/35	5,257
		Series - 2005 SD1 (Class A)
54,863	i	Wells Fargo Home Equity Trust	0.400	07/25/36	50,767
		Series - 2006 2 (Class A3)

		TOTAL ASSET BACKED			2,206,621

OTHER MORTGAGE BACKED - 2.9%
105,000	i	Banc of America Commercial Mortgage, Inc	5.890	07/10/44	111,778
		Series - 2006 3 (Class A4)
85,000		Banc of America Commercial Mortgage, Inc	5.360	10/10/45	89,310
		Series - 2006 6 (Class A4)
285,000		Banc of America Commercial Mortgage, Inc	5.450	01/15/49	299,469
		Series - 2007 1 (Class A3)
355,000	i	Banc of America Commercial Mortgage, Inc	5.870	04/10/49	363,277
		Series - 2007 2 (Class A4)
450,000	i	Banc of America Commercial Mortgage, Inc	5.660	06/10/49	464,382
		Series - 2007 3 (Class A4)
325,000	i	Banc of America Commercial Mortgage, Inc	5.840	06/10/49	343,913
		Series - 2007 3 (Class A3)
16,059		Bank of America Alternative Loan Trust	5.500	09/25/19	16,674
		Series - 2004 8 (Class 3A1)
60,000		Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	63,345
		Series - 2006 PW14 (Class A4)
50,000	i	Bear Stearns Commercial Mortgage Securities	5.620	03/11/39	55,186
		Series - 2006 PW11 (Class A4)
200,000	i	Bear Stearns Commercial Mortgage Securities	5.910	06/11/40	217,166
		Series - 2007 PW16 (Class A4)
105,000		Bear Stearns Commercial Mortgage Securities	4.670	06/11/41	111,888
		Series - 2005 PWR8 (Class A4)
115,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	126,393
		Series - 2004 PWR4 (Class A3)
100,000	i	Bear Stearns Commercial Mortgage Securities	5.580	09/11/41	99,010
		Series - 2006 PW13 (Class AM)

120

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$90,000		Bear Stearns Commercial Mortgage Securities	5.540%	10/12/41	$99,336
		Series - 2006 T24 (Class A4)
125,000	i	Bear Stearns Commercial Mortgage Securities	5.470	01/12/45	136,805
		Series - 2007 T26 (Class A4)
120,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	127,829
		Series - 2004 T16 (Class A6)
160,000	i	Bear Stearns Commercial Mortgage Securities	5.690	06/11/50	172,719
		Series - 2007 PW17 (Class A4)
135,000		Bear Stearns Commercial Mortgage Securities	5.700	06/11/50	145,277
		Series - 2007 PW18 (Class A4)
95,000		Chase Mortgage Finance Corp	5.500	10/25/35	96,454
		Series - 2005 S2 (Class A24)
110,000		Citigroup, Inc	5.320	12/11/49	114,004
		Series - 2007 CD4 (Class A4)
102,539		Countrywide Alternative Loan Trust	5.500	08/25/16	90,084
		Series - 2004 30CB (Class 1A15)
36,291		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	37,177
		Series - 2005 17 (Class 1A10)
52,766		Countrywide Home Loan Mortgage Pass Through Trust	5.500	09/25/35	52,641
		Series - 2005 J3 (Class 1A1)
167,844	g,i	Credit Suisse Mortgage Capital Certificates	0.440	04/15/22	148,058
		Series - 2007 TF2A (Class A1)
190,000		Credit Suisse Mortgage Capital Certificates	5.470	09/15/39	199,956
		Series - 2006 C4 (Class A3)
		Credit Suisse/Morgan Stanley Commercial Mortgage
39,957	g,i	Certificate	0.450	05/15/23	38,323
		Series - 2006 HC1A (Class A1)
60,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	63,026
		Series - 2003 C3 (Class A5)
55,000		CS First Boston Mortgage Securities Corp	4.050	05/15/38	55,957
		Series - 2003 C3 (Class B)
115,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	124,575
		Series - 2005 C5 (Class A4)
40,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	36,286
		Series - 2005 C5 (Class AJ)
104,885		Federal National Mortgage Association (FNMA)	4.500	03/25/33	112,364
		Series - 2005 95 (Class LN)
60,000		GMAC Commercial Mortgage Securities, Inc	5.020	04/10/40	65,145
		Series - 2003 C3 (Class A4)
106,764	i	GMAC Mortgage Corp Loan Trust	4.570	10/19/33	108,246
		Series - 2003 AR1 (Class A5)
180,000	i	Greenwich Capital Commercial Funding Corp	5.320	06/10/36	197,281
		Series - 0 GG1 (Class A7)
85,000	i	Greenwich Capital Commercial Funding Corp	5.220	04/10/37	91,652
		Series - 2005 GG5 (Class A5)
685,000	i	Greenwich Capital Commercial Funding Corp	5.890	07/10/38	682,651
		Series - 2006 GG7 (Class AM)
135,000	i	Greenwich Capital Commercial Funding Corp	6.080	07/10/38	147,915
		Series - 2006 GG7 (Class A4)
529,002		Greenwich Capital Commercial Funding Corp	5.380	03/10/39	548,163
		Series - 2007 GG9 (Class A2)
555,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	585,029
		Series - 2007 GG9 (Class A4)

121

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$115,000		Greenwich Capital Commercial Funding Corp	5.480%	03/10/39	$106,168
		Series - 2007 GG9 (Class AM)
85,000	i	GS Mortgage Securities Corp II	5.550	04/10/38	91,523
		Series - 2006 GG6 (Class A4)
135,000	i	GS Mortgage Securities Corp II	5.620	04/10/38	132,293
		Series - 2006 GG6 (Class AM)
250,000		GS Mortgage Securities Corp II	5.560	11/10/39	266,277
		Series - 2006 GG8 (Class A4)
54,214	i	GSR Mortgage Loan Trust	4.920	01/25/36	52,311
		Series - 2006 AR1 (Class 2A2)
100,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.440	02/15/20	89,614
		Series - 2006 FL1A (Class A2)
65,000	g	JP Morgan Chase Commercial Mortgage Securities Corp	5.630	12/05/27	74,068
		Series - 2009 IWST (Class A2)
125,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.430	12/12/43	133,125
		Series - 2006 CB17 (Class A4)
240,000		JP Morgan Chase Commercial Mortgage Securities Corp	5.340	05/15/47	249,602
		Series - 2006 LDP9 (Class A3)
315,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.820	06/15/49	325,478
		Series - 2007 LD11 (Class A4)
104,315	i	JP Morgan Mortgage Trust	4.310	04/25/35	105,338
		Series - 2005 A2 (Class 5A1)
100,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	106,839
		Series - 2005 C1 (Class A4)
75,000	i	LB-UBS Commercial Mortgage Trust	5.150	04/15/30	80,179
		Series - 2005 C2 (Class A5)
380,000		LB-UBS Commercial Mortgage Trust	5.160	02/15/31	413,322
		Series - 2006 C1 (Class A4)
40,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	42,400
		Series - 2003 C1 (Class A4)
125,000		LB-UBS Commercial Mortgage Trust	5.370	09/15/39	136,004
		Series - 2006 C6 (Class A4)
180,000		LB-UBS Commercial Mortgage Trust	5.430	02/15/40	188,285
		Series - 2007 C2 (Class A3)
675,000	i	LB-UBS Commercial Mortgage Trust	5.490	02/15/40	615,240
		Series - 2007 C2 (Class AM)
225,000	i	Merrill Lynch Mortgage Trust	5.410	11/12/37	208,546
		Series - 2005 CKI1 (Class AJ)
55,000	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	55,750
		Series - 2005 CIP1 (Class AM)
45,000	i	Merrill Lynch Mortgage Trust	5.840	05/12/39	49,107
		Series - 2006 C1 (Class A4)
450,000	i	Merrill Lynch Mortgage Trust	6.020	06/12/50	479,747
		Series - 2007 C1 (Class A3)
90,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590	02/12/39	99,678
		Series - 2006 1 (Class A4)
80,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	6.160	08/12/49	76,290
		Series - 2007 8 (Class AM)
185,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.170	12/12/49	191,632
		Series - 2006 4 (Class A3)
390,000		Merrill Lynch/Countrywide Commerical Mortgage Trust	5.644	02/12/39	409,872

122

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$7,952		Morgan Stanley Capital I	4.690%	06/13/41	$7,973
		Series - 2004 T15 (Class A2)
95,000	i	Morgan Stanley Capital I	5.270	06/13/41	103,565
		Series - 2004 T15 (Class A4)
115,000		Morgan Stanley Capital I	5.170	01/14/42	124,290
		Series - 2005 HQ5 (Class A4)
110,000		Morgan Stanley Capital I	5.360	03/15/44	114,385
		Series - 2007 IQ13 (Class A4)
40,000	i	Morgan Stanley Capital I	5.730	07/12/44	44,216
		Series - 2006 HQ9 (Class A4)
50,000	i	Morgan Stanley Capital I	5.690	04/15/49	51,902
		Series - 2007 IQ14 (Class A4)
40,000	i	Morgan Stanley Capital I	5.540	11/12/49	39,811
		Series - 2007 T25 (Class AM)
45,000		Morgan Stanley Capital I	4.770	07/15/56	39,158
		Series - 0 IQ9 (Class AJ)
43,089	i	Structured Adjustable Rate Mortgage Loan Trust	0.640	03/25/35	41,783
		Series - 2005 6XS (Class A3)
41,482	i	Structured Adjustable Rate Mortgage Loan Trust	5.750	07/25/36	41,817
		Series - 2006 6 (Class 2A1)
95,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	99,181
		Series - 2007 C33 (Class A4)
200,000	i	Wachovia Bank Commercial Mortgage Trust	6.100	02/15/51	206,068
		Series - 2007 C33 (Class A5)

		TOTAL OTHER MORTGAGE BACKED			12,331,581

		TOTAL STRUCTURED ASSETS			14,538,202
		(Cost $13,955,446)

		TOTAL BONDS			417,276,989
		(Cost $409,314,786)

SHARES		COMPANY

PREFERRED STOCKS - 0.0%

BANKS - 0.0%
5,000	*	Federal Home Loan Mortgage Corp	8.380	12/30/49	2,150
20,000	*	Federal National Mortgage Association	8.250	12/30/49	8,700

		TOTAL BANKS			10,850

		TOTAL PREFERRED STOCKS			10,850
		(Cost $8,500)

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 1.4%
GOVERNMENT AGENCY DEBT - 1.4%
$6,000,000	Federal Home Loan Bank	10/01/10	6,000,000

	TOTAL GOVERNMENT AGENCY DEBT		6,000,000

	TOTAL SHORT-TERM INVESTMENTS		6,000,000
	(Cost $6,000,000)

123

TIAA-CREF FUNDS – Bond Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

		TOTAL INVESTMENTS - 100.7% (Cost $415,323,286)			$423,287,839
		OTHER ASSETS & LIABILITIES, NET - (0.7)%			(3,026,236)

		NET ASSETS - 100.0%			$420,261,603

		Abbreviation(s):
		REIT Real Estate Investment Trust

	*	Non-income producing.
	g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At September 30, 2010 the value of these securities amounted to $6,174,711 or 1.47% of net assets.

	h	These securities were purchased on a delayed delivery basis.
	i	Floating or variable rate security. Coupon reflects the rate at period end.
	j	Zero coupon.

124

TIAA-CREF FUNDS – Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 99.8%

BANKERS’ ACCEPTANCES - 1.2%
$1,097,000		JPMorgan Chase Bank NA		10/13/10	$1,096,854
7,799,000		JPMorgan Chase Bank NA		10/25/10	7,796,660
1,076,000		JPMorgan Chase Bank NA		11/16/10	1,075,656
1,018,000		JPMorgan Chase Bank NA		11/22/10	1,017,265
1,470,000		US Bank NA		11/02/10	1,469,294
1,415,000		US Bank NA		11/15/10	1,413,886

		TOTAL BANKERS’ ACCEPTANCES			13,869,615

CERTIFICATE OF DEPOSIT - 9.0%
5,000,000		Bank of Montreal	0.230%	10/28/10	5,000,000
5,575,000		Bank of Montreal	0.230	10/28/10	5,575,000
5,000,000		Bank of Nova Scotia	0.260	11/29/10	5,000,082
14,550,000		Bank of Nova Scotia	0.250	12/01/10	14,550,000
8,180,000		Bank of Nova Scotia	0.290	01/20/11	8,180,000
9,585,000		Barclays Bank plc	0.500	10/20/10	9,585,000
5,000,000	i	Barclays Bank plc	0.750	01/11/11	5,000,000
5,000,000		BNP Paribas	0.290	12/17/10	5,000,000
5,000,000		Rabobank Nederland NV	0.290	01/06/11	5,000,000
10,000,000		Royal Bank of Scotland plc	0.340	11/17/10	10,000,000
5,000,000		Toronto-Dominion Bank	0.300	10/22/10	5,000,000
8,000,000		Toronto-Dominion Bank	0.300	11/08/10	8,000,000
9,425,000		Toronto-Dominion Bank	0.240	11/29/10	9,425,000
10,000,000	i	Westpac Banking Corp	0.290	10/07/10	10,000,000

		TOTAL CERTIFICATE OF DEPOSIT			105,315,082

COMMERCIAL PAPER - 41.1%
5,000,000		American Honda Finance Corp		10/04/10	4,999,858
3,000,000		American Honda Finance Corp		10/18/10	2,999,547
6,000,000		American Honda Finance Corp		10/19/10	5,999,040
1,115,000		American Honda Finance Corp		12/21/10	1,114,373
2,500,000		Australia & New Zealand Banking Group Ltd		11/18/10	2,498,733
10,000,000		Australia & New Zealand Banking Group Ltd		01/10/11	9,992,706
5,000,000		Australia & New Zealand Banking Group Ltd		03/16/11	4,992,853
5,000,000		Bank of Nova Scotia		10/05/10	4,999,817
1,240,000		Bank of Nova Scotia		11/19/10	1,239,544
2,950,000		BNP Paribas Finance, Inc		11/03/10	2,949,324
10,000,000		BNP Paribas Finance, Inc		12/02/10	9,994,575
16,800,000		Canadian Imperial Holdings, Inc		10/12/10	16,798,871
2,000,000		Coca-Cola Co		10/07/10	1,999,913
1,890,000		Coca-Cola Co		10/15/10	1,889,860
7,000,000		Coca-Cola Co		11/16/10	6,998,033
4,260,000		Coca-Cola Co		11/22/10	4,258,523
3,000,000		Coca-Cola Co		12/31/10	2,998,180
4,280,000		Coca-Cola Co		01/04/11	4,277,233

125

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$4,000,000	Commonwealth Bank of Australia		10/01/10	$4,000,000
7,900,000	Commonwealth Bank of Australia		11/19/10	7,897,035
1,945,000	Commonwealth Bank of Australia		11/29/10	1,944,203
5,000,000	Credit Agricole Corp		11/02/10	4,998,867
6,250,000	Fairway Finance LLC		11/02/10	6,248,556
1,000,000	Fairway Finance LLC		11/09/10	999,718
4,560,000	Fairway Finance LLC		01/04/11	4,556,149
7,000,000	General Electric Capital Corp		10/19/10	6,999,195
2,501,000	ING US Funding LLC		11/09/10	2,500,268
6,500,000	International Business Machines Corp		10/06/10	6,499,856
1,000,000	Lloyds TSB Bank plc		10/20/10	999,850
9,000,000	Microsoft Corp		11/01/10	8,998,450
5,675,000	National Australia Funding(Delaware)		10/07/10	5,674,697
5,000,000	National Australia Funding(Delaware)		11/15/10	4,998,375
10,000,000	National Australia Funding(Delaware)		12/13/10	9,994,829
5,000,000	National Australia Funding(Delaware)		12/17/10	4,997,006
5,000,000	Nestle Capital Corp		10/04/10	4,999,899
5,000,000	Nestle Capital Corp		10/13/10	4,999,567
8,000,000	Nestle Capital Corp		12/15/10	7,996,166
2,560,000	Nestle Capital Corp		12/31/10	2,558,512
2,495,000	Nestle Capital Corp		01/14/11	2,493,254
2,000,000	Old Line Funding LLC		10/01/10	2,000,000
9,000,000	Old Line Funding LLC		10/08/10	8,999,527
2,445,000	Old Line Funding LLC		10/15/10	2,444,629
5,000,000	Old Line Funding LLC		11/01/10	4,998,924
2,000,000	Old Line Funding LLC		11/09/10	1,999,458
1,000,000	Old Line Funding LLC		11/15/10	999,669
2,000,000	Old Line Funding LLC		11/19/10	1,999,238
13,227,000	Old Line Funding LLC		12/06/10	13,220,301
3,000,000	Private Export Funding Corp		10/06/10	2,999,875
1,105,000	Private Export Funding Corp		11/04/10	1,104,645
4,260,000	Private Export Funding Corp		11/08/10	4,258,966
5,000,000	Private Export Funding Corp		11/15/10	4,998,438
14,000,000	Private Export Funding Corp		12/03/10	13,992,649
6,500,000	Private Export Funding Corp		12/15/10	6,496,208
5,000,000	Private Export Funding Corp		01/13/11	4,996,100
2,020,000	Procter & Gamble Co		10/04/10	2,019,958
2,220,000	Procter & Gamble Co		10/18/10	2,219,738
7,800,000	Procter & Gamble Co		11/02/10	7,798,034
10,104,000	Procter & Gamble Co		11/04/10	10,101,424
4,000,000	Procter & Gamble Co		11/09/10	3,998,917
1,000,000	Procter & Gamble Co		11/15/10	999,625
2,750,000	Procter & Gamble Co		12/08/10	2,748,753
2,000,000	Procter & Gamble Co		12/16/10	1,998,944
10,615,000	Rabobank USA Financial Corp		10/06/10	10,614,433
5,700,000	Rabobank USA Financial Corp		10/12/10	5,699,338
5,000,000	Rabobank USA Financial Corp		11/15/10	4,998,563
4,000,000	Rabobank USA Financial Corp		12/13/10	3,996,107
5,000,000	Rabobank USA Financial Corp		12/29/10	4,996,539
5,000,000	Royal Bank of Canada		10/13/10	4,999,517
5,000,000	Royal Bank of Canada		10/19/10	4,999,150
1,455,000	Santander Central Hispano Finance Delaware, Inc		10/12/10	1,454,769
3,000,000	Santander Central Hispano Finance Delaware, Inc		10/14/10	2,999,420

126

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

$7,840,000	Sheffield Receivables Corp		10/12/10	$7,839,091
5,000,000	Sheffield Receivables Corp		10/18/10	4,999,079
4,000,000	Sheffield Receivables Corp		11/15/10	3,998,600
4,640,000	Sheffield Receivables Corp		11/18/10	4,638,391
1,500,000	Sheffield Receivables Corp		12/08/10	1,499,178
4,023,000	Straight-A Funding LLC		10/04/10	4,022,879
10,000,000	Straight-A Funding LLC		10/05/10	9,999,611
3,457,000	Straight-A Funding LLC		10/14/10	3,456,563
2,700,000	Straight-A Funding LLC		11/10/10	2,699,190
7,610,000	Straight-A Funding LLC		11/19/10	7,607,410
6,250,000	Straight-A Funding LLC		12/10/10	6,246,962
2,000,000	Straight-A Funding LLC		12/14/10	1,998,972
3,000,000	Straight-A Funding LLC		12/15/10	2,998,438
10,000,000	Toronto-Dominion Holdings USA, Inc		10/22/10	9,998,775
4,250,000	Unilever Capital Corp		10/08/10	4,249,843
9,000,000	US Bank NA		11/09/10	8,997,660
14,000,000	Variable Funding Capital Co LLC		10/29/10	13,997,496
8,000,000	Wal-Mart Stores, Inc		10/18/10	7,999,168
20,000,000	Wal-Mart Stores, Inc		10/21/10	19,997,666
2,000,000	Wal-Mart Stores, Inc		10/25/10	1,999,707
5,000,000	Wal-Mart Stores, Inc		10/26/10	4,999,271
1,700,000	Westpac Banking Corp		06/14/11	1,695,044

	TOTAL COMMERCIAL PAPER			484,446,285

GOVERNMENT AGENCY DEBT - 28.3%
1,000,000	Federal Farm Credit Bank (FFCB)		01/03/11	999,478
8,763,000	Federal Home Loan Bank (FHLB)		10/01/10	8,763,000
1,800,000	FHLB		10/06/10	1,799,953
875,000	FHLB		10/13/10	874,942
5,750,000	FHLB		10/15/10	5,749,657
5,000,000	FHLB		10/20/10	4,999,551
400,000	FHLB		10/25/10	399,912
4,870,000	FHLB		10/29/10	4,869,356
5,475,000	FHLB		11/03/10	5,474,149
905,000	FHLB		11/05/10	904,727
2,300,000	FHLB		11/10/10	2,299,566
5,000,000	FHLB		11/12/10	4,999,008
11,000,000	FHLB		11/17/10	10,997,474
5,000,000	FHLB		11/19/10	4,998,775
5,000,000	FHLB		11/24/10	4,998,650
17,200,000	FHLB		12/22/10	17,193,143
300,000	FHLB		03/07/11	299,372
5,000,000	Federal Home Loan Mortgage Corp (FHLMC)		11/24/10	4,998,688
7,600,000	FHLMC		10/05/10	7,599,820
3,400,000	FHLMC		10/06/10	3,399,901
2,100,000	FHLMC		10/12/10	2,099,820
1,900,000	FHLMC		10/15/10	1,899,830
2,700,000	FHLMC		10/20/10	2,699,715
10,885,000	FHLMC		10/25/10	10,883,385
1,360,000	FHLMC		10/26/10	1,359,754
4,114,000	FHLMC		10/27/10	4,113,530
1,214,000	FHLMC		11/08/10	1,213,757
14,000,000	FHLMC		11/16/10	13,996,243

127

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$8,500,000		FHLMC		11/18/10	$8,497,773
10,900,000		FHLMC		11/22/10	10,897,123
11,275,000		FHLMC		11/23/10	11,271,680
10,713,000		FHLMC		11/30/10	10,709,429
20,000,000		FHLMC		12/06/10	19,993,217
2,300,000		FHLMC		12/07/10	2,299,187
9,490,000		FHLMC		12/09/10	9,486,592
3,000,000		FHLMC		12/13/10	2,998,905
500,000		FHLMC		12/14/10	499,784
4,046,000		FHLMC		12/16/10	4,044,377
5,000,000		FHLMC		12/20/10	4,997,889
14,870,000		FHLMC		12/27/10	14,863,436
2,000,000		FHLMC		01/11/11	1,998,782
5,150,000		Federal National Mortgage Association (FNMA)		10/01/10	5,150,000
5,000,000		FNMA		10/04/10	4,999,867
4,400,000		FNMA		10/05/10	4,399,889
1,000,000		FNMA		10/13/10	999,907
2,600,000		FNMA		10/15/10	2,599,729
500,000		FNMA		10/18/10	499,929
8,000,000		FNMA		10/25/10	7,998,949
1,000,000		FNMA		10/26/10	999,847
5,000,000		FNMA		10/27/10	4,999,386
641,000		FNMA		11/01/10	640,884
4,577,000		FNMA		11/03/10	4,575,968
6,292,000		FNMA		11/15/10	6,290,649
1,094,000		FNMA		11/24/10	1,093,426
7,475,000		FNMA		12/01/10	7,469,868
2,284,000		FNMA		12/03/10	2,282,281
6,382,000		FNMA		12/20/10	6,379,194
1,655,000		FNMA		12/30/10	1,654,214
886,000		FNMA		01/04/11	885,509
6,000,000		FNMA		01/12/11	5,996,567
13,475,000		FNMA		01/18/11	13,466,064
5,000,000		FNMA		01/19/11	4,996,944
1,150,000		FNMA		03/01/11	1,147,685
2,125,000		FNMA		04/11/11	2,119,900
945,000		FNMA		04/26/11	942,446
810,000		FNMA		05/02/11	807,700
1,900,000		FNMA		02/09/11	1,898,479

		TOTAL GOVERNMENT AGENCY DEBT			332,738,611

REPURCHASE AGREEMENT - 2.1%
25,000,000	w	Credit Suisse First Boston		10/01/10	25,000,000

		TOTAL REPURCHASE AGREEMENT			25,000,000

128

TIAA-CREF FUNDS – Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

TREASURY DEBT - 13.0%
$2,000,000		United States Treasury Bill		10/21/10	$1,999,739
9,650,000		United States Treasury Bill		11/04/10	9,648,759
5,725,000		United States Treasury Bill		11/12/10	5,724,004
17,845,000		United States Treasury Bill		11/18/10	17,840,129
10,000,000		United States Treasury Bill		11/26/10	9,997,068
15,000,000		United States Treasury Bill		12/02/10	14,995,893
2,661,000		United States Treasury Bill		12/09/10	2,660,225
13,410,000		United States Treasury Bill		12/16/10	13,405,528
9,700,000		United States Treasury Bill		12/23/10	9,696,534
4,775,000		United States Treasury Bill		12/30/10	4,773,085
3,470,000		United States Treasury Bill		03/10/11	3,467,209
17,025,000		United States Treasury Note	1.250%	11/30/10	17,051,295
3,000,000		United States Treasury Note	0.880	12/31/10	3,005,164
6,500,000		United States Treasury Note	0.880	01/31/11	6,511,271
5,000,000		United States Treasury Note	0.880	02/28/11	5,013,733
16,970,000		United States Treasury Note	0.880	04/30/11	17,032,480
10,000,000		United States Treasury Note	0.880	05/31/11	10,041,243

		TOTAL TREASURY DEBT			152,863,359

VARIABLE RATE NOTES - 5.1%
5,000,000	i	Federal Farm Credit Bank (FFCB)	0.160	05/16/11	4,999,536
5,000,000	i	FFCB	0.400	06/01/11	4,998,339
8,920,000	i	FFCB	0.260	07/15/11	8,919,601
5,000,000	i	Federal Home Loan Bank (FHLB)	0.250	05/06/11	4,999,271
9,000,000	i	FHLB	0.330	05/26/11	9,000,000
9,500,000	i	FHLB	0.380	06/01/11	9,501,275
12,000,000	i	FHLB	0.380	06/15/11	12,008,575
5,000,000	i	FHLB	0.160	07/11/11	4,999,391

		TOTAL VARIABLE RATE DEMAND NOTES			59,425,988

		TOTAL SHORT-TERM INVESTMENTS			1,173,658,940
		(Cost $1,173,658,940)

		TOTAL INVESTMENTS- 99.8% (Cost $1,173,658,940)			1,173,658,940
		OTHER ASSETS & LIABILITIES, NET - 0.2%			2,519,915

		NET ASSETS - 100.0%			$1,176,178,855

	i	Floating or variable rate security. Coupon reflects the rate at period end.
	w	Agreement with Credit Suisse Securities LLC, 0.25% dated 09/30/10 to be repurchased at $25,000,000 on 10/01/10, collateralized by U.S. Treasury Note security valued at $25,500,534.

129

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the

TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Growth & Income Fund, International Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, Managed Allocation Fund, Bond Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund, and Money Market Fund (constituting the TIAA-CREF Funds, hereafter referred to as the "Funds") as of September 30, 2010, and for the year then ended and have issued our unqualified report thereon dated November 22, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Funds' schedule of investments in securities (the Schedules) as of September 30, 2010 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Funds' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 22, 2010

TIAA-CREF FUNDS – Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.0%(a)
20,442,810	TIAA-CREF Bond Plus Fund	$211,787,516
29,909	TIAA-CREF Emerging Markets Equity Fund	330,488
5,767,535	TIAA-CREF Enhanced International Equity Index Fund	39,334,591
6,469,000	TIAA-CREF Enhanced Large-Cap Growth Index Fund	55,827,471
7,415,841	TIAA-CREF Enhanced Large-Cap Value Index Fund	55,470,489
3,831,416	TIAA-CREF Growth & Income Fund	31,494,237
4,432,507	TIAA-CREF International Equity Fund	39,670,937
3,959,818	TIAA-CREF Large-Cap Growth Fund	37,143,088
3,126,127	TIAA-CREF Large-Cap Value Fund	36,982,082
156,047	TIAA-CREF Mid-Cap Growth Fund	2,629,397
191,187	TIAA-CREF Mid-Cap Value Fund	2,948,110
1,528,644	TIAA-CREF Small-Cap Equity Fund	19,230,338

	TOTAL TIAA-CREF FUNDS (Cost $526,452,914)	532,848,744

PRINCIPAL	ISSUER

SHORT-TERM INVESTMENTS - 0.2%
$1,000,000	Federal Home Loan Bank, 10/01/10	1,000,000

	TOTAL SHORT-TERM INVESTMENTS (Cost $1,000,000)	1,000,000

	TOTAL INVESTMENTS - 100.2% (Cost $527,452,914)	533,848,744
	OTHER ASSETS & LIABILITIES, NET - (0.2)%	(1,177,486)

	NET ASSETS - 100.0%	$532,671,258

(a) The fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the

TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the Growth & Income Fund, International Equity Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, Enhanced International Equity Index Fund, Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Social Choice Equity Fund, Real Estate Securities Fund, Managed Allocation Fund, Bond Fund, Bond Plus Fund, Short-Term Bond Fund, High-Yield Fund, Tax-Exempt Bond Fund, Inflation-Linked Bond Fund, Bond Index Fund, and Money Market Fund (constituting the TIAA-CREF Funds, hereafter referred to as the "Funds") as of September 30, 2010, and for the year then ended and have issued our unqualified report thereon dated November 22, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Funds' schedule of investments in securities (the Schedules) as of September 30, 2010 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Funds' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 22, 2010

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2010 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2010 FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)
FIXED INCOME - 37.7%
17,342,585	TIAA-CREF Bond Fund	$185,565,656
1,622,302	TIAA-CREF High-Yield Fund	15,801,220

	TOTAL FIXED INCOME	201,366,876

INFLATION-PROTECTED ASSETS - 6.0%
2,858,564	TIAA-CREF Inflation-Linked Bond Fund	32,044,506

	TOTAL INFLATION-PROTECTED ASSETS	32,044,506

INTERNATIONAL EQUITY - 12.3%
32,493	TIAA-CREF Emerging Markets Equity Fund	359,050
4,794,913	TIAA-CREF Enhanced International Equity Index Fund	32,701,307
3,688,431	TIAA-CREF International Equity Fund	33,011,458

	TOTAL INTERNATIONAL EQUITY	66,071,815

SHORT-TERM FIXED INCOME - 6.0%
4,014,434	TIAA-CREF Money Market Fund	4,014,434
2,689,379	TIAA-CREF Short-Term Bond Fund	28,050,226

	TOTAL SHORT-TERM FIXED INCOME	32,064,660

U.S. EQUITY - 37.5%
5,370,607	TIAA-CREF Enhanced Large-Cap Growth Index Fund	46,348,341
6,157,831	TIAA-CREF Enhanced Large-Cap Value Index Fund	46,060,575
3,181,218	TIAA-CREF Growth & Income Fund	26,149,609
3,285,455	TIAA-CREF Large-Cap Growth Fund	30,817,564
2,596,156	TIAA-CREF Large-Cap Value Fund	30,712,525
129,502	TIAA-CREF Mid-Cap Growth Fund	2,182,111
158,699	TIAA-CREF Mid-Cap Value Fund	2,447,131
1,269,049	TIAA-CREF Small-Cap Equity Fund	15,964,632

	TOTAL U.S. EQUITY	200,682,488

	TOTAL TIAA-CREF FUNDS	532,230,345

	(Cost $504,883,955)

	TOTAL INVESTMENTS - 99.5%	532,230,345
	(Cost $504,883,955)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	2,519,301

	NET ASSETS - 100.0%	$534,749,646

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2015 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2015 FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.6%(a)
FIXED INCOME - 33.8%
18,755,740	TIAA-CREF Bond Fund	$200,686,415
2,352,902	TIAA-CREF High-Yield Fund	22,917,264

	TOTAL FIXED INCOME	223,603,679

INFLATION-PROTECTED ASSETS - 4.0%
2,372,046	TIAA-CREF Inflation-Linked Bond Fund	26,590,635

	TOTAL INFLATION-PROTECTED ASSETS	26,590,635

INTERNATIONAL EQUITY - 14.4%
102,831	TIAA-CREF Emerging Markets Equity Fund	1,136,278
6,862,918	TIAA-CREF Enhanced International Equity Index Fund	46,805,098
5,280,295	TIAA-CREF International Equity Fund	47,258,645

	TOTAL INTERNATIONAL EQUITY	95,200,021

SHORT-TERM FIXED INCOME - 4.0%
2,555,633	TIAA-CREF Short-Term Bond Fund	26,655,252

	TOTAL SHORT-TERM FIXED INCOME	26,655,252

U.S. EQUITY - 43.4%
7,690,641	TIAA-CREF Enhanced Large-Cap Growth Index Fund	66,370,231
8,819,059	TIAA-CREF Enhanced Large-Cap Value Index Fund	65,966,559
4,555,770	TIAA-CREF Growth & Income Fund	37,448,428
4,708,572	TIAA-CREF Large-Cap Growth Fund	44,166,407
3,717,575	TIAA-CREF Large-Cap Value Fund	43,978,909
185,484	TIAA-CREF Mid-Cap Growth Fund	3,125,409
227,241	TIAA-CREF Mid-Cap Value Fund	3,504,056
1,817,263	TIAA-CREF Small-Cap Equity Fund	22,861,168

	TOTAL U.S. EQUITY	287,421,167

	TOTAL TIAA-CREF FUNDS	659,470,754

	(Cost $626,513,280)

	TOTAL INVESTMENTS - 99.6%	659,470,754
	(Cost $626,513,280)
	OTHER ASSETS & LIABILITIES, NET - 0.4%	2,660,159

	NET ASSETS - 100.0%	$662,130,913

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds

2

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2020 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2020 FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)
FIXED INCOME - 29.7%
18,521,736	TIAA-CREF Bond Fund	$198,182,575
2,900,364	TIAA-CREF High-Yield Fund	28,249,549

	TOTAL FIXED INCOME	226,432,124

INFLATION-PROTECTED ASSETS - 2.0%
1,383,618	TIAA-CREF Inflation-Linked Bond Fund	15,510,362

	TOTAL INFLATION-PROTECTED ASSETS	15,510,362

INTERNATIONAL EQUITY - 16.4%
166,008	TIAA-CREF Emerging Markets Equity Fund	1,834,386
8,966,854	TIAA-CREF Enhanced International Equity Index Fund	61,153,945
6,900,051	TIAA-CREF International Equity Fund	61,755,457

	TOTAL INTERNATIONAL EQUITY	124,743,788

SHORT-TERM FIXED INCOME - 2.1%
1,490,885	TIAA-CREF Short-Term Bond Fund	15,549,934

	TOTAL SHORT-TERM FIXED INCOME	15,549,934

U.S. EQUITY - 49.3%
10,052,636	TIAA-CREF Enhanced Large-Cap Growth Index Fund	86,754,248
11,527,796	TIAA-CREF Enhanced Large-Cap Value Index Fund	86,227,918
5,954,431	TIAA-CREF Growth & Income Fund	48,945,425
6,154,239	TIAA-CREF Large-Cap Growth Fund	57,726,760
4,859,150	TIAA-CREF Large-Cap Value Fund	57,483,745
242,448	TIAA-CREF Mid-Cap Growth Fund	4,085,251
297,024	TIAA-CREF Mid-Cap Value Fund	4,580,110
2,375,456	TIAA-CREF Small-Cap Equity Fund	29,883,242

	TOTAL U.S. EQUITY	375,686,699

	TOTAL TIAA-CREF FUNDS	757,922,907

	(Cost $719,951,720)

	TOTAL INVESTMENTS - 99.5%	757,922,907
	(Cost $719,951,720)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	3,729,199

	NET ASSETS - 100.0%	$761,652,106

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2025 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2025 FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.4%(a)
FIXED INCOME - 25.7%
14,579,953	TIAA-CREF Bond Fund	$156,005,493
2,903,667	TIAA-CREF High-Yield Fund	28,281,720

	TOTAL FIXED INCOME	184,287,213

INFLATION-PROTECTED ASSETS - 0.0%
43,914	TIAA-CREF Inflation-Linked Bond Fund	492,281

	TOTAL INFLATION-PROTECTED ASSETS	492,281

INTERNATIONAL EQUITY - 18.4%
161,920	TIAA-CREF Emerging Markets Equity Fund	1,789,211
9,488,183	TIAA-CREF Enhanced International Equity Index Fund	64,709,410
7,311,412	TIAA-CREF International Equity Fund	65,437,134

	TOTAL INTERNATIONAL EQUITY	131,935,755

SHORT-TERM FIXED INCOME - 0.1%
47,297	TIAA-CREF Short-Term Bond Fund	493,306

	TOTAL SHORT-TERM FIXED INCOME	493,306

U.S. EQUITY - 55.2%
10,610,573	TIAA-CREF Enhanced Large-Cap Growth Index Fund	91,569,247
12,164,638	TIAA-CREF Enhanced Large-Cap Value Index Fund	90,991,492
6,283,331	TIAA-CREF Growth & Income Fund	51,648,981
6,491,956	TIAA-CREF Large-Cap Growth Fund	60,894,548
5,129,110	TIAA-CREF Large-Cap Value Fund	60,677,376
255,957	TIAA-CREF Mid-Cap Growth Fund	4,312,883
313,591	TIAA-CREF Mid-Cap Value Fund	4,835,578
2,506,854	TIAA-CREF Small-Cap Equity Fund	31,536,221

	TOTAL U.S. EQUITY	396,466,326

	TOTAL TIAA-CREF FUNDS	713,674,881

	(Cost $677,786,343)

	TOTAL INVESTMENTS - 99.4%	713,674,881
	(Cost $677,786,343)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	4,022,923

	NET ASSETS - 100.0%	$717,697,804

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2030 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2030 FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.4%(a)
FIXED INCOME - 17.8%
8,908,372	TIAA-CREF Bond Fund	$95,319,580
2,758,022	TIAA-CREF High-Yield Fund	26,863,136

	TOTAL FIXED INCOME	122,182,716

INTERNATIONAL EQUITY - 20.4%
174,297	TIAA-CREF Emerging Markets Equity Fund	1,925,979
10,049,903	TIAA-CREF Enhanced International Equity Index Fund	68,540,335
7,757,117	TIAA-CREF International Equity Fund	69,426,197

	TOTAL INTERNATIONAL EQUITY	139,892,511

U.S. EQUITY - 61.2%
11,221,591	TIAA-CREF Enhanced Large-Cap Growth Index Fund	96,842,331
12,863,332	TIAA-CREF Enhanced Large-Cap Value Index Fund	96,217,725
6,643,368	TIAA-CREF Growth & Income Fund	54,608,485
6,862,831	TIAA-CREF Large-Cap Growth Fund	64,373,355
5,426,574	TIAA-CREF Large-Cap Value Fund	64,196,365
270,973	TIAA-CREF Mid-Cap Growth Fund	4,565,893
331,967	TIAA-CREF Mid-Cap Value Fund	5,118,938
2,651,558	TIAA-CREF Small-Cap Equity Fund	33,356,602

	TOTAL U.S. EQUITY	419,279,694

	TOTAL TIAA-CREF FUNDS	681,354,921

	(Cost $642,261,724)

	TOTAL INVESTMENTS - 99.4%	681,354,921
	(Cost $642,261,724)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	4,053,109

	NET ASSETS - 100.0%	$685,408,030

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2035 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2035 FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.3%(a)
FIXED INCOME - 9.8%
3,794,288	TIAA-CREF Bond Fund	$40,598,878
2,678,115	TIAA-CREF High-Yield Fund	26,084,842

	TOTAL FIXED INCOME	66,683,720

INTERNATIONAL EQUITY - 22.6%
199,852	TIAA-CREF Emerging Markets Equity Fund	2,208,368
10,979,978	TIAA-CREF Enhanced International Equity Index Fund	74,883,452
8,528,827	TIAA-CREF International Equity Fund	76,333,000

	TOTAL INTERNATIONAL EQUITY	153,424,820

U.S. EQUITY - 66.9%
12,153,601	TIAA-CREF Enhanced Large-Cap Growth Index Fund	104,885,580
13,920,478	TIAA-CREF Enhanced Large-Cap Value Index Fund	104,125,173
7,185,612	TIAA-CREF Growth & Income Fund	59,065,733
7,407,577	TIAA-CREF Large-Cap Growth Fund	69,483,068
5,879,139	TIAA-CREF Large-Cap Value Fund	69,550,211
293,680	TIAA-CREF Mid-Cap Growth Fund	4,948,504
360,010	TIAA-CREF Mid-Cap Value Fund	5,551,347
2,870,264	TIAA-CREF Small-Cap Equity Fund	36,107,918

	TOTAL U.S. EQUITY	453,717,534

	TOTAL TIAA-CREF FUNDS	673,826,074

	(Cost $625,571,446)

	TOTAL INVESTMENTS - 99.3%	673,826,074
	(Cost $625,571,446)
	OTHER ASSETS & LIABILITIES, NET - 0.7%	4,825,238

	NET ASSETS - 100.0%	$678,651,312

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2040 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2040 FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.4%(a)
FIXED INCOME - 9.6%
5,371,128	TIAA-CREF Bond Fund	$57,471,065
3,961,576	TIAA-CREF High-Yield Fund	38,585,754

	TOTAL FIXED INCOME	96,056,819

INTERNATIONAL EQUITY - 22.7%
269,376	TIAA-CREF Emerging Markets Equity Fund	2,976,603
16,313,583	TIAA-CREF Enhanced International Equity Index Fund	111,258,637
12,669,884	TIAA-CREF International Equity Fund	113,395,465

	TOTAL INTERNATIONAL EQUITY	227,630,705

U.S. EQUITY - 67.1%
18,063,834	TIAA-CREF Enhanced Large-Cap Growth Index Fund	155,890,890
20,686,407	TIAA-CREF Enhanced Large-Cap Value Index Fund	154,734,321
10,680,534	TIAA-CREF Growth & Income Fund	87,793,988
11,006,851	TIAA-CREF Large-Cap Growth Fund	103,244,265
8,739,213	TIAA-CREF Large-Cap Value Fund	103,384,887
436,408	TIAA-CREF Mid-Cap Growth Fund	7,353,467
535,134	TIAA-CREF Mid-Cap Value Fund	8,251,771
4,265,759	TIAA-CREF Small-Cap Equity Fund	53,663,251

	TOTAL U.S. EQUITY	674,316,840

	TOTAL TIAA-CREF FUNDS	998,004,364

	(Cost $917,446,794)

	TOTAL INVESTMENTS - 99.4%	998,004,364
	(Cost $917,446,794)
	OTHER ASSETS & LIABILITIES, NET - 0.6%	6,316,827

	NET ASSETS - 100.0%	$1,004,321,191

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2045 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2045 FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 98.6%(a)
FIXED INCOME - 9.6%
514,003	TIAA-CREF Bond Fund	$5,499,833
378,981	TIAA-CREF High-Yield Fund	3,691,271

	TOTAL FIXED INCOME	9,191,104

INTERNATIONAL EQUITY - 22.5%
39,154	TIAA-CREF Emerging Markets Equity Fund	432,647
1,525,624	TIAA-CREF Enhanced International Equity Index Fund	10,404,752
1,181,014	TIAA-CREF International Equity Fund	10,570,079

	TOTAL INTERNATIONAL EQUITY	21,407,478

U.S. EQUITY - 66.5%
1,695,801	TIAA-CREF Enhanced Large-Cap Growth Index Fund	14,634,758
1,943,208	TIAA-CREF Enhanced Large-Cap Value Index Fund	14,535,199
1,002,217	TIAA-CREF Growth & Income Fund	8,238,220
1,034,220	TIAA-CREF Large-Cap Growth Fund	9,700,982
819,995	TIAA-CREF Large-Cap Value Fund	9,700,545
41,002	TIAA-CREF Mid-Cap Growth Fund	690,882
50,244	TIAA-CREF Mid-Cap Value Fund	774,761
400,595	TIAA-CREF Small-Cap Equity Fund	5,039,490

	TOTAL U.S. EQUITY	63,314,837

	TOTAL TIAA-CREF FUNDS	93,913,419

	(Cost $83,429,897)

	TOTAL INVESTMENTS - 98.6%	93,913,419
	(Cost $83,429,897)
	OTHER ASSETS & LIABILITIES, NET - 1.4%	1,340,913

	NET ASSETS - 100.0%	$95,254,332

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE FUNDS - Lifecycle 2050 Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE 2050 FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 98.9%(a)
FIXED INCOME - 9.7%
256,254	TIAA-CREF Bond Fund	$2,741,918
188,956	TIAA-CREF High-Yield Fund	1,840,435

	TOTAL FIXED INCOME	4,582,353

INTERNATIONAL EQUITY - 22.5%
23,443	TIAA-CREF Emerging Markets Equity Fund	259,042
759,668	TIAA-CREF Enhanced International Equity Index Fund	5,180,939
585,111	TIAA-CREF International Equity Fund	5,236,741

	TOTAL INTERNATIONAL EQUITY	10,676,722

U.S. EQUITY - 66.7%
848,312	TIAA-CREF Enhanced Large-Cap Growth Index Fund	7,320,931
972,080	TIAA-CREF Enhanced Large-Cap Value Index Fund	7,271,162
501,179	TIAA-CREF Growth & Income Fund	4,119,692
517,492	TIAA-CREF Large-Cap Growth Fund	4,854,078
409,684	TIAA-CREF Large-Cap Value Fund	4,846,557
20,494	TIAA-CREF Mid-Cap Growth Fund	345,326
25,083	TIAA-CREF Mid-Cap Value Fund	386,781
200,217	TIAA-CREF Small-Cap Equity Fund	2,518,727

	TOTAL U.S. EQUITY	31,663,254

	TOTAL TIAA-CREF FUNDS	46,922,329

	(Cost $41,822,186)

	TOTAL INVESTMENTS - 98.9%	46,922,329
	(Cost $41,822,186)
	OTHER ASSETS & LIABILITIES, NET - 1.1%	522,436

	NET ASSETS - 100.0%	$47,444,765

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE FUNDS - Lifecycle Retirement Income Fund

TIAA-CREF LIFECYCLE FUNDS
LIFECYCLE RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.2%(a)
FIXED INCOME - 39.5%
2,478,699	TIAA-CREF Bond Fund	$26,522,078
70,227	TIAA-CREF High-Yield Fund	684,011

	TOTAL FIXED INCOME	27,206,089

INFLATION-PROTECTED ASSETS - 9.8%
605,153	TIAA-CREF Inflation-Linked Bond Fund	6,783,771

	TOTAL INFLATION-PROTECTED ASSETS	6,783,771

INTERNATIONAL EQUITY - 10.0%
15,015	TIAA-CREF Emerging Markets Equity Fund	165,913
491,102	TIAA-CREF Enhanced International Equity Index Fund	3,349,316
376,181	TIAA-CREF International Equity Fund	3,366,816

	TOTAL INTERNATIONAL EQUITY	6,882,045

SHORT-TERM FIXED INCOME - 9.9%
1,018,384	TIAA-CREF Money Market Fund	1,018,384
554,342	TIAA-CREF Short-Term Bond Fund	5,781,786

	TOTAL SHORT-TERM FIXED INCOME	6,800,170

U.S. EQUITY - 30.0%
552,743	TIAA-CREF Enhanced Large-Cap Growth Index Fund	4,770,168
634,157	TIAA-CREF Enhanced Large-Cap Value Index Fund	4,743,492
327,506	TIAA-CREF Growth & Income Fund	2,692,097
338,760	TIAA-CREF Large-Cap Growth Fund	3,177,572
267,064	TIAA-CREF Large-Cap Value Fund	3,159,369
13,328	TIAA-CREF Mid-Cap Growth Fund	224,576
16,324	TIAA-CREF Mid-Cap Value Fund	251,721
130,619	TIAA-CREF Small-Cap Equity Fund	1,643,183

	TOTAL U.S. EQUITY	20,662,178

	TOTAL TIAA-CREF FUNDS	68,334,253

	(Cost $62,018,541)

	TOTAL INVESTMENTS - 99.2%	68,334,253
	(Cost $62,018,541)
	OTHER ASSETS & LIABILITIES, NET - 0.8%	563,563

	NET ASSETS - 100.0%	$68,897,816

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

the Lifecycle Funds of the TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund, Lifecycle 2025 Fund, Lifecycle 2030 Fund, Lifecycle 2035 Fund, Lifecycle 2040 Fund, Lifecycle 2045 Fund, Lifecycle 2050 Fund, and Lifecycle Retirement Income Fund (constituting the Lifecycle Funds of the TIAA-CREF Funds, hereafter referred to as the "Funds") as of September 30, 2010, and for the year then ended and have issued our unqualified report thereon dated November 22, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Funds' schedule of investments in securities (the Schedules) as of September 30, 2010 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Funds' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 22, 2010

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2010 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2010 FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.9%(a)

FIXED INCOME - 44.0%
1,323,103	TIAA-CREF Bond Index Fund	$13,892,585

	TOTAL FIXED INCOME	13,892,585

INFLATION-PROTECTED ASSETS - 6.0%
169,950	TIAA-CREF Inflation-Linked Bond Fund	1,905,144

	TOTAL INFLATION-PROTECTED ASSETS	1,905,144

INTERNATIONAL EQUITY - 12.4%
248,990	TIAA-CREF International Equity Index Fund	3,939,023

	TOTAL INTERNATIONAL EQUITY	3,939,023

U.S. EQUITY - 37.5%
1,364,940	TIAA-CREF Equity Index Fund	11,874,976

	TOTAL U.S. EQUITY	11,874,976

	TOTAL TIAA-CREF FUNDS	31,611,728

	(Cost $30,409,100)

	TOTAL INVESTMENTS - 99.9%	31,611,728
	(Cost $30,409,100)
	OTHER ASSETS & LIABILITIES, NET - 0.1%	40,566

	NET ASSETS - 100.0%	$31,652,294

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

1

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2015 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2015 FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.8%(a)

FIXED INCOME - 38.0%
1,604,522	TIAA-CREF Bond Index Fund	$16,847,485

	TOTAL FIXED INCOME	16,847,485

INFLATION-PROTECTED ASSETS - 4.0%
159,491	TIAA-CREF Inflation-Linked Bond Fund	1,787,893

	TOTAL INFLATION-PROTECTED ASSETS	1,787,893

INTERNATIONAL EQUITY - 14.4%
403,990	TIAA-CREF International Equity Index Fund	6,391,115

	TOTAL INTERNATIONAL EQUITY	6,391,115

U.S. EQUITY - 43.4%
2,214,557	TIAA-CREF Equity Index Fund	19,266,644

	TOTAL U.S. EQUITY	19,266,644

	TOTAL TIAA-CREF FUNDS	44,293,137

	(Cost $42,677,414)

	TOTAL INVESTMENTS - 99.8%	44,293,137
	(Cost $42,677,414)
	OTHER ASSETS & LIABILITIES, NET - 0.2%	86,094

	NET ASSETS - 100.0%	$44,379,231

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

2

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2020 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2020 FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 31.9%
1,635,565	TIAA-CREF Bond Index Fund	$17,173,436

	TOTAL FIXED INCOME	17,173,436

INFLATION-PROTECTED ASSETS - 2.0%
98,091	TIAA-CREF Inflation-Linked Bond Fund	1,099,597

	TOTAL INFLATION-PROTECTED ASSETS	1,099,597

INTERNATIONAL EQUITY - 16.4%
557,075	TIAA-CREF International Equity Index Fund	8,812,925

	TOTAL INTERNATIONAL EQUITY	8,812,925

U.S. EQUITY - 49.2%
3,052,960	TIAA-CREF Equity Index Fund	26,560,752

	TOTAL U.S. EQUITY	26,560,752

	TOTAL TIAA-CREF FUNDS	53,646,710

	(Cost $51,754,796)

	TOTAL INVESTMENTS - 99.5%	53,646,710
	(Cost $51,754,796)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	246,200

	NET ASSETS - 100.0%	$53,892,910

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

3

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2025 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2025 FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 25.9%
1,312,875	TIAA-CREF Bond Index Fund	$13,785,185

	TOTAL FIXED INCOME	13,785,185

INFLATION-PROTECTED ASSETS - 0.1%
3,122	TIAA-CREF Inflation-Linked Bond Fund	34,999

	TOTAL INFLATION-PROTECTED ASSETS	34,999

INTERNATIONAL EQUITY - 18.4%
618,071	TIAA-CREF International Equity Index Fund	9,777,881

	TOTAL INTERNATIONAL EQUITY	9,777,881

U.S. EQUITY - 55.3%
3,386,787	TIAA-CREF Equity Index Fund	29,465,044

	TOTAL U.S. EQUITY	29,465,044

	TOTAL TIAA-CREF FUNDS	53,063,109

	(Cost $51,291,833)

	TOTAL INVESTMENTS - 99.7%	53,063,109
	(Cost $51,291,833)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	153,591

	NET ASSETS - 100.0%	$53,216,700

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

4

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2030 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2030 FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 17.9%
998,530	TIAA-CREF Bond Index Fund	$10,484,563

	TOTAL FIXED INCOME	10,484,563

INTERNATIONAL EQUITY - 20.3%
751,889	TIAA-CREF International Equity Index Fund	11,894,888

	TOTAL INTERNATIONAL EQUITY	11,894,888

U.S. EQUITY - 61.3%
4,117,221	TIAA-CREF Equity Index Fund	35,819,819

	TOTAL U.S. EQUITY	35,819,819

	TOTAL TIAA-CREF FUNDS	58,199,270

	(Cost $56,149,939)

	TOTAL INVESTMENTS - 99.5%	58,199,270
	(Cost $56,149,939)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	295,069

	NET ASSETS - 100.0%	$58,494,339

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

5

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2035 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2035 FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 9.9%
550,875	TIAA-CREF Bond Index Fund	$5,784,190

	TOTAL FIXED INCOME	5,784,190

INTERNATIONAL EQUITY - 22.4%
823,471	TIAA-CREF International Equity Index Fund	13,027,316

	TOTAL INTERNATIONAL EQUITY	13,027,316

U.S. EQUITY - 67.4%
4,502,296	TIAA-CREF Equity Index Fund	39,169,973

	TOTAL U.S. EQUITY	39,169,973

	TOTAL TIAA-CREF FUNDS	57,981,479

	(Cost $55,969,173)

	TOTAL INVESTMENTS - 99.7%	57,981,479
	(Cost $55,969,173)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	188,700

	NET ASSETS - 100.0%	$58,170,179

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

6

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2040 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2040 FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 9.7%
749,265	TIAA-CREF Bond Index Fund	$7,867,278

	TOTAL FIXED INCOME	7,867,278

INTERNATIONAL EQUITY - 22.5%
1,154,364	TIAA-CREF International Equity Index Fund	18,262,042

	TOTAL INTERNATIONAL EQUITY	18,262,042

U.S. EQUITY - 67.5%
6,311,276	TIAA-CREF Equity Index Fund	54,908,100

	TOTAL U.S. EQUITY	54,908,100

	TOTAL TIAA-CREF FUNDS	81,037,420

	(Cost $77,904,005)

	TOTAL INVESTMENTS - 99.7%	81,037,420
	(Cost $77,904,005)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	270,819

	NET ASSETS - 100.0%	$81,308,239

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

7

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2045 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2045 FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.5%(a)

FIXED INCOME - 9.7%
165,894	TIAA-CREF Bond Index Fund	$1,741,885

	TOTAL FIXED INCOME	1,741,885

INTERNATIONAL EQUITY - 22.4%
255,586	TIAA-CREF International Equity Index Fund	4,043,374

	TOTAL INTERNATIONAL EQUITY	4,043,374

U.S. EQUITY - 67.4%
1,397,134	TIAA-CREF Equity Index Fund	12,155,068

	TOTAL U.S. EQUITY	12,155,068

	TOTAL TIAA-CREF FUNDS	17,940,327

	(Cost $17,216,345)

	TOTAL INVESTMENTS - 99.5%	17,940,327
	(Cost $17,216,345)
	OTHER ASSETS & LIABILITIES, NET - 0.5%	86,870

	NET ASSETS - 100.0%	$18,027,197

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

8

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index 2050 Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX 2050 FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.7%(a)

FIXED INCOME - 9.7%
111,988	TIAA-CREF Bond Index Fund	$1,175,873

	TOTAL FIXED INCOME	1,175,873

INTERNATIONAL EQUITY - 22.5%
172,517	TIAA-CREF International Equity Index Fund	2,729,212

	TOTAL INTERNATIONAL EQUITY	2,729,212

U.S. EQUITY - 67.5%
943,171	TIAA-CREF Equity Index Fund	8,205,588

	TOTAL U.S. EQUITY	8,205,588

	TOTAL TIAA-CREF FUNDS	12,110,673

	(Cost $11,504,101)

	TOTAL INVESTMENTS - 99.7%	12,110,673
	(Cost $11,504,101)
	OTHER ASSETS & LIABILITIES, NET - 0.3%	42,000

	NET ASSETS - 100.0%	$12,152,673

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

9

TIAA-CREF LIFECYCLE INDEX FUNDS - Lifecycle Index Retirement Income Fund

TIAA-CREF LIFECYCLE INDEX FUNDS
LIFECYCLE INDEX RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2010

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 100.2%(a)

FIXED INCOME - 49.9%
296,871	TIAA-CREF Bond Index Fund	$3,117,143

	TOTAL FIXED INCOME	3,117,143

INFLATION-PROTECTED ASSETS - 10.0%
55,422	TIAA-CREF Inflation-Linked Bond Fund	621,277

	TOTAL INFLATION-PROTECTED ASSETS	621,277

INTERNATIONAL EQUITY - 10.0%
39,567	TIAA-CREF International Equity Index Fund	625,946

	TOTAL INTERNATIONAL EQUITY	625,946

U.S. EQUITY - 30.3%
216,883	TIAA-CREF Equity Index Fund	1,886,881

	TOTAL U.S. EQUITY	1,886,881

	TOTAL TIAA-CREF FUNDS	6,251,247

	(Cost $5,918,142)

	TOTAL INVESTMENTS - 100.2%	6,251,247
	(Cost $5,918,142)
	OTHER ASSETS & LIABILITIES, NET - (0.2)%	(14,760)

	NET ASSETS - 100.0%	$6,236,487

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

10

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

the Lifecycle Index Funds of the TIAA-CREF Funds:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Lifecycle Index 2010 Fund, Lifecycle Index 2015 Fund, Lifecycle Index 2020 Fund, Lifecycle Index 2025 Fund, Lifecycle Index 2030 Fund, Lifecycle Index 2035 Fund, Lifecycle Index 2040 Fund, Lifecycle Index 2045 Fund, Lifecycle Index 2050 Fund, and Lifecycle Index Retirement Income Fund (constituting the Lifecycle Index Funds of the TIAA-CREF Funds, hereafter referred to as the "Funds") as of September 30, 2010, and for the year then ended and have issued our unqualified report thereon dated November 22, 2010 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of each of the Funds' schedule of investments in securities (the Schedules) as of September 30, 2010 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Funds' management. Our responsibility is to express an opinion on these Schedules based on our audits.

In our opinion, the Schedules referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 22, 2010

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

          (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

          (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal half-year that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: November 17, 2010	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: November 17, 2010	By:	/s/ Scott C. Evans

Scott C. Evans
President and Principal Executive Officer
(principal executive officer)

Dated: November 17, 2010	By:	/s/ Phillip G. Goff

Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers
12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification